UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

MAUREEN E. KANE, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 - December 31, 2022

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Advisors Trust

Annual Report

December 31, 2022

EQ Advisors Trust Annual Report

December 31, 2022

EQ/Franklin Small Cap Value Managed Volatility	758
EQ/Global Equity Managed Volatility	787
EQ/Goldman Sachs Growth Allocation	811
EQ/Goldman Sachs Mid Cap Value	821
EQ/Goldman Sachs Moderate Growth Allocation	830
EQ/Intermediate Government Bond	844
EQ/International Core Managed Volatility	854
EQ/International Equity Index	874
EQ/International Value Managed Volatility	895
EQ/Invesco Comstock	922
EQ/Invesco Global	933
EQ/Invesco Global Real Assets	941
EQ/Invesco Moderate Allocation	949
EQ/Invesco Moderate Growth Allocation	963
EQ/Janus Enterprise	984
EQ/JPMorgan Growth Allocation	994
EQ/JPMorgan Value Opportunities	1003
EQ/Large Cap Core Managed Volatility	1012
EQ/Large Cap Growth Index	1028
EQ/Large Cap Growth Managed Volatility	1043
EQ/Large Cap Value Index	1059
EQ/Large Cap Value Managed Volatility	1077
EQ/Lazard Emerging Markets Equity	1096
EQ/Long-Term Bond	1105
EQ/Loomis Sayles Growth	1122
EQ/MFS International Growth	1132
EQ/MFS International Intrinsic Value	1141
EQ/MFS Mid Cap Focused Growth	1149
EQ/MFS Technology	1156
EQ/MFS Utilities Series	1164
EQ/Mid Cap Index	1174
EQ/Mid Cap Value Managed Volatility	1188
EQ/Money Market	1206
EQ/Morgan Stanley Small Cap Growth	1213
EQ/PIMCO Global Real Return	1233
EQ/PIMCO Real Return	1248
EQ/PIMCO Total Return ESG (formerly EQ/PIMCO Total Return)	1268
EQ/PIMCO Ultra Short Bond	1293
EQ/Quality Bond PLUS	1311
EQ/Small Company Index	1337
EQ/T. Rowe Price Growth Stock	1364
EQ/T. Rowe Price Health Sciences	1373
EQ/Value Equity	1382
EQ/Wellington Energy	1391
Multimanager Aggressive Equity	1399
Multimanager Core Bond	1414
Multimanager Technology	1466

Notes to Financial Statements	1478

Report of Independent Registered Public Accounting Firm	1528

Approvals of Investment Advisory and Sub-Advisory Agreements (Unaudited)	1531

Federal Income Tax Information (Unaudited)	1573

Management of the Trust (Unaudited)	1575

Shareholder Meeting Voting Results	1581

Liquidity Risk Management Program (Unaudited)	1582

Control Person and Principal Holders of Securities (Unaudited)	1583

Proxy Voting Policies and Procedures (Unaudited)	1583

Quarterly Portfolio Holdings Information (Unaudited)	1583

2022 Market Overview

Market Overview

The past year was one defined by the world’s central banks, as the U.S. Federal Reserve and others boosted the cost of obtaining credit to tamp down burgeoning inflation. Interest rates rose across the yield curve, and then flattened out or inverted—meaning short-term rates generally rose more than their long-term counterparts. At the same time, Russia’s attack on Ukraine triggered higher energy prices in Europe and higher food costs in parts of the world dependent on Ukrainian wheat. China’s zero COVID policy weighed on local productivity and created further supply bottlenecks. Nonetheless, after several rounds of rate hikes, inflationary pressures appeared to have peaked by the third quarter.

Fixed Income

In U.S. fixed-income markets, persistent inflation, rapid central bank rate increases and slowing growth all combined to hurt investment-grade bond returns. Indeed, these factors helped lead the Bloomberg U.S. Aggregate Bond Index to a -13% return. Corporate bonds underperformed the broader market, reflecting the slowdown in economic growth and corporate profits. The ICE BofA Merrill Lynch U.S. High Yield Index generated a total return of -11.2% for the period, mainly due to increased uncertainty following the Federal Reserve’s actions, the Ukraine war, and a prolonged drop in overall risk asset valuations. Flows into the high-yield market were negative for the year, with outflows concentrated in the first three quarters of 2022.

Equity

Throughout 2022, the Cboe Volatility Index, known as the stock market’s “fear” gauge, was very volatile and finished much higher overall. U.S. equity markets entered a bear market (defined as a loss of 20% or more) early in the year, before rallying back in the fourth quarter. Nevertheless, despite the fourth quarter’s gain, the S&P 500 Index declined more than 18% for the year, making 2022 the worst year for stocks since the Great Financial Crisis of 2008. In this environment, mid-cap stocks held up better than large- and small-cap stocks, but all endured double-digit losses as measured by the Russell family of indices. In terms of returns by style, value stocks significantly outperformed growth across all capitalization ranges, as rising rates negatively impacted long-duration growth stocks.

International

International stocks performed better than their U.S. counterparts, but still produced double-digit declines in U.S. dollar terms, with the MSCI EAFE Index returning -14.5%. European stocks benefited from relatively strong earnings reports; nevertheless, investors worried about a potential looming energy crisis and economic slowdown ahead. Non-U.S. value stocks beat growth, aided by investor preference for more durable earnings growth and cash in hand as opposed to growth stocks’ promise for earnings in the future.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the EQ Advisors Trust Portfolios (the “Portfolios”) as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the Portfolios. Changes in policy values depend not only on the investment performance of the Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class IA, Class IB and/or Class K shares of each Portfolio of the EQ Advisors Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2012, through December 31, 2022. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class IA and Class IB shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index

A hypothetical combination of unmanaged indexes. The composite index combines the total return of the S&P 500® Index at a weighting of 60% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 40%.

Bloomberg U.S. 5-10 Year Corporate Bond Index

An unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.

Bloomberg U.S. 7-10 Year Treasury Bond Index

An unmanaged index of securities consisting of all U.S. Treasury securities that have remaining maturities of 7 to 10 years.

Bloomberg U.S. Aggregate Bond Index

An index which covers the U.S. dollar denominated investment- grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-backed securities.

Bloomberg U.S. Convertible Liquid Bond Index

An Index designed to represent the market of U.S. convertible securities. The Index may include investment grade, below investment grade and unrated securities.

Bloomberg U.S. Intermediate Government Bond Index

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

Bloomberg U.S. Intermediate Government/Credit Bond Index

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates with maturities of one to 10 years.

Bloomberg U.S. Treasury Bond 3-7 Year Index

An unmanaged index of securities which measures the performance of government bonds issued by the U.S. Treasury that have a remaining maturity of more than three years and less than seven years.

Bloomberg World Government Inflation-Linked Bond Index

An index which measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linked fund is likely and able to invest. To be included a market must have aggregate issuance of $4 billion or more and have

NOTES ON PERFORMANCE (Unaudited)

minimum rating of A3/A- for G7 and Eurozone issuers, Aa3/AA- otherwise, using the middle rating from Moody’s, S&P and Fitch (“two out of three” rule).

Bloomberg U.S. TIPS Index

An unmanaged index comprised of all U.S. Treasury Inflation Protected Securities (TIPS) rated investment grade or better (Baa3 or better), having at least one year to final maturity and at least $250 million par amount outstanding.

DJ EuroSTOXX 50® Index (“EuroSTOXX 50”)

Europe’s leading blue-chip index for the Eurozone, provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

FTSE 100 Index (“FTSE 100”)

A market capitalization weighted index representing the performance of the 100 largest blue chip companies, listed on the London Stock Exchange, which meet the FTSE’s size and liquidity screening.

FTSE EPRA/NAREIT Developed Index

An index which is designed to measure the performance of listed real estate companies and REITs worldwide.

FTSE EPRA/NAREIT Global (Net) Index

An index which is designed to track the performance of listed real estate companies and REITs in both developed and emerging markets.

FTSE NAREIT All Equity REITs Index

FTSE NAREIT All Equity REITs Index measures the performance of all taxqualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. A REIT is a company that owns, and in most cases, operates income-producing real estate.

ICE BofA 1-year U.S. Treasury Note Index

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of 1-year.

ICE BofA 3-Month U.S. Treasury Bill Index

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofA U.S. High Yield Index

An index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

International Proxy Index

An index that is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the DJ EuroSTOXX 50® Index at a weighting of 40%, the FTSE 100 Index at a weighting of 25%, the TOPIX Index at a weighting of 25% andthe S&P/ASX 200 Index at a weighting of 10%.

Morgan Stanley Capital International (MSCI) ACWI (Net) Index

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 26 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) ACWI ex USA Growth (Net) Index

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excluding the U.S.) and 26 emerging markets and has growth style characteristics.

Morgan Stanley Capital International (MSCI) ACWI Growth (Net) Index

An index which captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 24 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.

Morgan Stanley Capital International (MSCI) ACWI Minimum Volatility (Net) Index

An index which aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 27 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI ACWI Index.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index”)

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel,

NOTES ON PERFORMANCE (Unaudited)

Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Capital International (MSCI) Emerging Markets (Gross Dividends) IndexSM (“MSCI EM (Gross Div) Index”)

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Morgan Stanley Capital International (MSCI) Emerging Markets (Net Dividends) IndexSM

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 27 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Morgan Stanley Capital International (MSCI) ACWI Energy (Net) Index

An Index that includes large and mid-cap securities across 23 Developed Markets and 27 Emerging Markets countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (GICS®).

Morgan Stanley Capital International (MSCI) ACWI Utilities (Net) Index

An Index that captures large and mid-cap representation across 23 Developed Markets and 27 Emerging Markets countries. All securities in the index are classified in the Utilities sector as per the Global Industry Classification Standard (GICS®).

Morgan Stanley Capital International (MSCI) KLD 400 Social Index

A capitalization weighted index of 400 U.S. securities that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts.

Morgan Stanley Capital International (MSCI) World 100% Hedged to USD Index

An index that represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 23 Developed Markets countries and its local performance is calculated in 13 different currencies, including the Euro.

Morgan Stanley Capital International (MSCI) World Commodity Producers (Net) Index

A free float-adjusted market capitalization index designed to reflect the performance of listed commodity producers across three industry (or subindustry) categories as defined by the Global Industry Classification Standard (GICS®): energy, metals and agriculture.

Morgan Stanley Capital International (MSCI) World (Net) Index (“MSCI World (Net) Index”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Index consists of 23 developed market country indexes.

Russell 1000® Index

An index which measures the performance of approximately 1,000 of the largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 1000® Growth Index

An index which measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 1000® Value Index

An index which measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Russell 2000® Index

An unmanaged index which measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 2000® Growth Index

An index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 2000® Value Index

An index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

NOTES ON PERFORMANCE (Unaudited)

Russell 3000® Index

An index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is market-capitalization weighted.

Russell 3000® Growth Index

An index which measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 3000® Health Care Index

An unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index.

Russell Microcap® Index

An index which measures the performance of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap, which represents less than 3% of the U.S. equity market. It is market-capitalization weighted.

Russell Midcap® Growth Index

An index which measures the performance of those Russell Midcap® Index companies with higher price-to- book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell Midcap® Value Index

An index which measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is market-capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s Australian Security Exchange 200 Index (a.k.a. S&P/ASX 200 Index)

An index recognized as the primary investable benchmark in Australia. The index represents the 200 largest and most liquid publicly listed companies in Australia and represents approximately 78% of the Australian equity market capitalization.

S&P Long-Only Merger Arbitrage Index (“S&P LOMA Index”)

An index which seeks to model a risk arbitrage strategy that exploits commonly observed price changes associated with mergers. The index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

S&P Real Assets Equity Index

A static weighted return of investable and liquid equity indexed components that measures the performance of real return strategies that invest in listed global property, infrastructure, natural resources, and timber and forestry companies.

S&P North American Technology Sector Index

A modified capitalization-weighted index composed of U.S. traded securities classified under the Global Industry Classification Standard (GICS®) technology (sector) and Internet retail (sub-industry).

TOPIX Index (“TOPIX”)

A free-float adjusted capitalization-weighted index that is calculated based on all the domestic common stocks listed on the Tokyo Stock Exchange First Section.

The below hypothetical composite benchmarks were created by Equitable Investment Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by Equitable Investment Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

EQ/All Asset Growth Allocation Index

The EQ/All Asset Growth Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government/Credit Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P Mid Cap 400® Index at a weighting of 10%, the S&P 500® Index at a weighting of 17%, the Russell 2000® Index at a weighting of 8%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 15%, and the FTSE NAREIT All Equity REITs Index at a weighting of 5%.

EQ/Conservative Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 60%, the MSCI EAFE® Index at a weighting of 3%, the S&P MidCap 400® Index at a weighting of 3%, the S&P 500® Index at a weighting of 11%, the Russell 2000® Index at a weighting of 3%,

NOTES ON PERFORMANCE (Unaudited)

the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 7% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 13%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 66%, 14% and 0%, respectively.

EQ/Conservative Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 43%, the MSCI EAFE® Index at a weighting of 7%, the S&P MidCap 400® Index at a weighting of 7%, the S&P 500® Index at a weighting of 19%, the Russell 2000® Index at a weighting of 7%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 12%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 50%, 10% and 0%, respectively.

EQ/Balanced Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 35%, the MSCI EAFE® Index at a weighting of 8%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 26%, the Russell 2000® Index at a weighting of 8%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 4% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 11%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 42%, 8% and 0%, respectively.

EQ/Moderate Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 27%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 10%, the S&P 500® Index at a weighting of 30%, the Russell 2000® Index at a weighting of 10%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 3.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 9.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 33%, 7% and 0%, respectively.

EQ/Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at a weighting of 12%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 34%, the Russell 2000® Index at a weighting of 12%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 2.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 7.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 25%, 5% and 0%, respectively.

EQ/Aggressive Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 13.5%, the MSCI EAFE® Index at a weighting of 13%, the S&P MidCap 400® Index at a weighting of 13%, the S&P 500® Index at a weighting of 41%, the Russell 2000® Index at a weighting of 13%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 1.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 17%, 3% and 0%, respectively.

EQ/Ultra Conservative Strategy Index

EQ/Ultra Conservative Strategy Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 90%, the MSCI EAFE® Index at a weighting of 1.5%, the S&P MidCap 400® Index at a weighting of 1.5%, the S&P 500® Index at a weighting of 5.5%, and the Russell 2000® Index at a weighting of 1.5%.

1290 VT Moderate Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. 5-10 Year Corporate Bond Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 18%, the S&P MidCap 400® Index at a weighting of 5%, the S&P 500® Index at a weighting of 35%, and the Russell 2000® Index at a weighting of 2%.

Equitable Conservative Growth MF/ETF Index

Equitable Conservative Growth MF/ETF Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the

NOTES ON PERFORMANCE (Unaudited)

MSCI ACWI Index at a weighting of 40% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 60%.

Equitable Growth MF/ETF Index

Equitable Growth MF/ETF Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI ACWI Index at a weighting of 80% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 20%.

Equitable Moderate Growth MF/ETF Index

Equitable Moderate Growth MF/ETF Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI ACWI Index at a weighting of 60% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 40%.

EQ/AB Dynamic Aggressive Growth Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at a weighting of 24%, the S&P MidCap 400® Index at a weighting of 5%, the S&P 500® Index at a weighting of 46% and the Russell 2000® Index at a weighting of 5%.

EQ/AB Dynamic Growth Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 30%, the MSCI EAFE® Index at a weighting of 21%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 41% and the Russell 2000® Index at a weighting of 4%.

EQ/AB Dynamic Moderate Growth Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 18%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 34% and the Russell 2000® Index at a weighting of 4%.

EQ/American Century Moderate Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. 5-10 Year Corporate Bond Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 18%, the S&P MidCap 400® Index at a weighting of 3%, the S&P 500® Index at a weighting of 36%, and the Russell 2000® Index at a weighting of 3%.

EQ/Franklin Moderate Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Treasury Bond 3-7 Year Index Index at a weighting of 45%, the MSCI EAFE® Index at a weighting of 26.5%, the S&P MidCap 400® Index at a weighting of 7.5%, the S&P 500® Index at a weighting of 17% and the Russell 2000® Index at a weighting of 4%.

EQ/Goldman Sachs Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI World 100% Hedged to USD Index at a weighting of 70% and the Bloomberg U.S. 5-10 Year Corporate Bond Index at a weighting of 30%.

EQ/Goldman Sachs Moderate Growth Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite or “blended” index combines the total return of the MSCI World 100% Hedged to USD Index at a weighting of 60% and the Bloomberg U.S. 7-10 Year Treasury Bond Index at a weighting of 40%.

EQ/Invesco Moderate Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 3.5%, the S&P 500® Index at a weighting of 23%, and the Russell 2000® Index at a weighting of 3.5%.

EQ/Invesco Moderate Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. 5-10 Year Corporate Bond Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 24%, the S&P MidCap 400® Index at a weighting of 4%, the S&P500® Index at a weighting of 28%, and the Russell 2000® Index at a weighting of 4%.

EQ/JPMorgan Growth Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI World 100% Hedged to USD Index at a weighting of 65% and the Bloomberg U.S. Intermediate Treasury Index at a weighting of 35%.

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(14.48)%	3.23%	5.27%
Portfolio – Class IB Shares	(14.46)	3.24	5.27
Portfolio – Class K Shares	(14.24)	3.50	5.54
EQ/All Asset Growth Allocation Index	(11.74)	4.00	5.92
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government/Credit Bond Index	(8.23)	0.73	1.12

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.46)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/All Asset Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, which returned (11.74)%, (18.11)% and (8.23)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses. Among alternative strategies, which tend to be less correlated with traditional stocks and bonds, there was a wide dispersion of returns — between oil-related strategies, which soared, and interest-rate sensitive sectors, which fell.

Against this backdrop, the Portfolio underperformed its composite benchmark, with performance net of fees that fell between that of the stock market (as measured by the S&P 500 Index) and the bond market (as measured by the Bloomberg Aggregate U.S. Bond Index).

What helped performance during the year:

•

From an asset-allocation perspective, with the broad bond market down 13.0% (Bloomberg U.S. Aggregate Bond Index) and the stock market down 18.1% (S&P 500 Index), holding approximately 22% of the assets in fixed-income funds and another 22% in alternative strategies provided a cushion against what would have led to bigger losses from an all-stock portfolio.

•

Within the alternatives sector, and the Portfolio as a whole, the position in 1290 VT Natural Resources was a standout, exceeding its benchmark by a narrow margin and providing a substantial positive return. In the equity allocation, a trio of actively managed value-oriented funds provided performance well in excess of the Russell 1000 Value Index, but also in fact, in positive territory for the year: 1290 VT Equity Income Portfolio, EQ/Invesco Comstock Portfolio and EQ/JPMorgan Value Opportunities Portfolio. Among bond funds, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Intermediate Government Bond Portfolio and 1290 Diversified Bond Fund provided some cushion against the sector’s generally negative results.

What hurt performance during the year:

•	The Portfolio’s equity holdings produced about 69% of the negative total return.

•

In the equity markets, the contribution to losses was most evident in two growth stock funds that not only suffered from the market’s rotation away from this sector, but also underperformed their respective benchmarks — EQ/T. Rowe Price Growth Stock Portfolio (versus the Russell 1000 Growth Index) and EQ/AB Small Cap Portfolio (versus the Russell 2000 Growth Index).

•	Alternative holdings that contributed to absolute negative returns, while underperforming their benchmarks, included 1290 VT Convertible Securities Portfolio and 1290 VT Real Estate Portfolio.

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	55.8%
Fixed Income	22.2
Alternatives	14.0
Commodity	7.0
Repurchase Agreements	1.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/MFS International Growth Portfolio	8.0%
1290 VT GAMCO Small Company Value Portfolio	6.1
EQ/AB Small Cap Growth Portfolio	6.1
1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4
EQ/Core Plus Bond Portfolio	5.2
EQ/Loomis Sayles Growth Portfolio	4.7
EQ/Invesco Comstock Portfolio	4.4
EQ/T. Rowe Price Growth Stock Portfolio	4.2
EQ/JPMorgan Value Opportunities Portfolio	4.0
1290 VT Real Estate Portfolio	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,024.80	$2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.75
Class IB
Actual	1,000.00	1,025.30	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.75
Class K
Actual	1,000.00	1,026.40	1.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.75	1.47

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.1%)
Invesco DB Gold Fund‡	129,300	$6,571,091
Invesco DB Precious Metals Fund‡	168,590	8,100,412
Invesco DB Silver Fund‡	103,180	3,357,529
iShares Gold Trust*	363,500	12,573,465

Total Commodity		30,602,497

Equity (3.8%)
iShares China Large-Cap ETF (x)	67,185	1,901,336
iShares International Developed Property ETF‡	140,710	3,851,275
iShares MSCI EAFE Small-Cap ETF (x)	121,070	6,838,033
SPDR S&P Emerging Asia Pacific ETF (x)	15,550	1,493,111
SPDR S&P Emerging Markets SmallCap ETF (x)	46,145	2,258,336

Total Equity		16,342,091

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF	105,960	8,963,156

Total Exchange Traded Funds (12.9%) (Cost $49,523,262)		55,907,744

INVESTMENT COMPANIES:
Alternatives (14.1%)
1290 VT Convertible Securities Portfolio‡	1,517,643	12,402,945
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,979,531	23,373,966
1290 VT Natural Resources Portfolio‡	850,542	8,514,282
1290 VT Real Estate Portfolio‡	3,082,955	16,811,178

Total Alternatives		61,102,371

Equity (52.6%)
1290 VT Equity Income Portfolio‡	2,021,742	10,033,605
1290 VT GAMCO Small Company Value Portfolio‡	431,070	26,825,659
1290 VT SmartBeta Equity ESG Portfolio‡	725,451	10,947,851
EQ/AB Small Cap Growth Portfolio‡	1,868,373	26,695,814
EQ/Emerging Markets Equity PLUS Portfolio‡	1,197,586	9,775,222
EQ/International Equity Index Portfolio‡	1,312,155	12,160,648
EQ/Invesco Comstock Portfolio‡	965,726	19,006,261
EQ/Janus Enterprise Portfolio*‡	242,688	4,699,233
EQ/JPMorgan Value Opportunities Portfolio‡	965,632	17,608,096
EQ/Loomis Sayles Growth Portfolio*‡	2,736,400	20,512,164
EQ/MFS International Growth Portfolio‡	5,199,661	34,855,023
EQ/T. Rowe Price Growth Stock Portfolio*‡	389,471	18,213,798
EQ/Value Equity Portfolio‡	866,767	16,108,712

Total Equity		227,442,086

Fixed Income (20.3%)
1290 Diversified Bond Fund‡	722,852	6,505,664
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,147,080	9,665,822
1290 VT High Yield Bond Portfolio‡	1,596,885	13,159,013
EQ/Core Plus Bond Portfolio‡	6,616,059	22,777,660
EQ/Intermediate Government Bond Portfolio‡	382,027	3,592,090
EQ/PIMCO Global Real Return Portfolio‡	2,165,173	15,910,770
EQ/PIMCO Ultra Short Bond Portfolio‡	875,222	8,395,886
Multimanager Core Bond Portfolio‡	938,475	7,916,074

Total Fixed Income		87,922,979

Total Investment Companies (87.0%) (Cost $430,758,227)		376,467,436

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,567,177, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,636,824. (xx)	$3,565,513	3,565,513
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,565,513

Total Short-Term Investments (1.1%) (Cost $4,565,513)		4,565,513

Total Investments in Securities (101.0%) (Cost $484,847,002)		436,940,693
Other Assets Less Liabilities (-1.0%)		(4,224,377)

Net Assets (100%)		$432,716,316

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,990,200. This was collateralized by $612,076 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 7/15/23 - 5/15/51 and by cash of $4,565,513 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund	129,300	6,963,215	1,817,846	(2,244,515)	206,733	(172,188)	6,571,091	32,302	—
Invesco DB Precious Metals Fund	168,590	7,194,178	1,013,458	—	—	(107,224)	8,100,412	36,684	—
Invesco DB Silver Fund	103,180	3,327,906	—	—	—	29,623	3,357,529	14,145	—
Equity
iShares International Developed Property ETF	140,710	4,668,725	421,652	—	—	(1,239,102)	3,851,275	90,178	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,517,643	14,202,549	2,502,882	(1,114,755)	(60,832)	(3,126,899)	12,402,945	194,240	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,979,531	24,404,288	3,333,146	(2,152,133)	1,302	(2,212,637)	23,373,966	66,341	773,842
1290 VT Natural Resources Portfolio	850,542	8,507,447	484,944	(2,687,003)	(106,394)	2,315,288	8,514,282	297,149	—
1290 VT Real Estate Portfolio	3,082,955	21,582,233	3,014,230	(2,583,257)	(232,048)	(4,969,980)	16,811,178	88,326	3,364
Equity
1290 VT Equity Income Portfolio	2,021,742	10,403,017	922,565	(877,003)	63,389	(478,363)	10,033,605	193,240	541,529
1290 VT GAMCO Small Company Value Portfolio	431,070	31,052,222	2,988,850	(2,388,761)	(23,601)	(4,803,051)	26,825,659	182,924	1,351,693
1290 VT Low Volatility Global Equity Portfolio	—	12,784,387	221	(12,693,944)	2,397,036	(2,487,700)	—	—	—
1290 VT SmartBeta Equity ESG Portfolio	725,451	—	14,505,117	(1,566,089)	(113,999)	(1,877,178)	10,947,851	164,208	148,759
EQ/AB Small Cap Growth Portfolio	1,868,373	39,265,125	2,882,812	(3,185,015)	3,433	(12,270,541)	26,695,814	108,914	1,084,920
EQ/Emerging Markets Equity PLUS Portfolio	1,197,586	6,902,790	5,699,085	(716,628)	(2,900)	(2,107,125)	9,775,222	236,165	501,649
EQ/International Equity Index Portfolio	1,312,155	11,459,681	3,188,857	(875,879)	(6,818)	(1,605,193)	12,160,648	330,638	—
EQ/Invesco Comstock Portfolio	965,726	20,180,147	3,237,173	(2,502,882)	297,792	(2,205,969)	19,006,261	354,742	1,686,416
EQ/Janus Enterprise Portfolio*	242,688	3,157,838	2,658,866	(159,251)	(46)	(958,174)	4,699,233	—	311,919
EQ/JPMorgan Value Opportunities Portfolio	965,632	17,935,796	2,816,720	(1,592,508)	12,284	(1,564,196)	17,608,096	232,500	1,364,732
EQ/Loomis Sayles Growth Portfolio*	2,736,400	27,186,320	5,265,650	(1,831,384)	(83,653)	(10,024,769)	20,512,164	—	2,475,738
EQ/MFS International Growth Portfolio	5,199,661	35,550,921	9,037,156	(2,627,638)	(7,227)	(7,098,189)	34,855,023	393,641	1,368,859
EQ/T. Rowe Price Growth Stock Portfolio*	389,471	26,965,348	4,301,060	(1,831,384)	(117,514)	(11,103,712)	18,213,798	—	511,148
EQ/Value Equity Portfolio	866,767	18,491,727	2,522,326	(1,512,882)	(40,237)	(3,352,222)	16,108,712	222,346	353,965
Fixed Income
1290 Diversified Bond Fund	722,852	6,238,920	1,205,815	—	—	(939,071)	6,505,664	205,815	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,147,080	11,710,119	1,407,736	(1,675,879)	(84,333)	(1,691,821)	9,665,822	339,411	10,106
1290 VT High Yield Bond Portfolio	1,596,885	15,101,999	2,054,362	(1,785,130)	(85,170)	(2,127,048)	13,159,013	749,195	—
EQ/Core Plus Bond Portfolio	6,616,059	27,115,626	3,118,853	(3,601,009)	(310,502)	(3,545,308)	22,777,660	629,893	25,573
EQ/Intermediate Government Bond Portfolio	382,027	3,632,055	664,783	(398,127)	(11,214)	(295,407)	3,592,090	44,497	2,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Global Real Return Portfolio	2,165,173	20,255,588	4,528,040	(4,312,882)	(149,367)	(4,410,609)	15,910,770	1,711,869	156
EQ/PIMCO Ultra Short Bond Portfolio	875,222	10,464,800	1,103,503	(2,975,879)	(37,376)	(159,162)	8,395,886	137,559	7,725
Multimanager Core Bond Portfolio	938,475	9,927,357	1,145,146	(1,837,003)	(109,962)	(1,209,464)	7,916,074	207,350	—

Total		456,632,324	87,842,854	(61,728,820)	1,398,776	(85,797,391)	398,347,743	7,264,272	12,525,007

(a)	Formerly known as 1290 VT SmartBeta Equity Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$55,907,744	$—	$—	$55,907,744
Investment Companies
Investment Companies	6,505,664	369,961,772	—	376,467,436
Short-Term Investments
Repurchase Agreements	—	4,565,513	—	4,565,513

Total Assets	$62,413,408	$374,527,285	$—	$436,940,693

Total Liabilities	$—	$—	$—	$—

Total	$62,413,408	$374,527,285	$—	$436,940,693

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$91,820,855
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,194,487

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,524,982
Aggregate gross unrealized depreciation	(71,184,540)

Net unrealized depreciation	$(52,659,558)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$489,600,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $451,634,267)	$398,347,743
Unaffiliated Issuers (Cost $28,647,222)	34,027,437
Repurchase Agreements (Cost $4,565,513)	4,565,513
Cash	811,476
Receivable for securities sold	112,270
Receivable for Portfolio shares sold	29,836
Securities lending income receivable	3,716
Other assets	1,871

Total assets	437,899,862

LIABILITIES
Payable for return of collateral on securities loaned	4,565,513
Payable for Portfolio shares redeemed	337,462
Distribution fees payable – Class IB	80,345
Administrative fees payable	48,488
Investment management fees payable	37,191
Distribution fees payable – Class IA	12,417
Trustees’ fees payable	607
Accrued expenses	101,523

Total liabilities	5,183,546

NET ASSETS	$432,716,316

Net assets were comprised of:
Paid in capital	$479,246,295
Total distributable earnings (loss)	(46,529,979)

Net assets	$432,716,316

Class IA
Net asset value, offering and redemption price per share, $57,190,226 / 3,567,417 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.03

Class IB
Net asset value, offering and redemption price per share, $373,193,683 / 23,186,147 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.10

Class K
Net asset value, offering and redemption price per share, $2,332,407 / 145,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.99

(x)	Includes value of securities on loan of $4,990,200.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($7,264,272 of dividend income received from affiliates)	$7,932,341
Interest	9,593
Securities lending (net)	27,107

Total income	7,969,041

EXPENSES
Distribution fees – Class IB	981,022
Administrative fees	532,129
Investment management fees	431,422
Custodian fees	147,600
Distribution fees – Class IA	91,753
Professional fees	50,317
Printing and mailing expenses	30,787
Trustees’ fees	13,996
Miscellaneous	7,026

Total expenses	2,286,052

NET INVESTMENT INCOME (LOSS)	5,682,989

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,398,776 realized gain (loss) from affiliates)	2,122,589
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	12,525,007

Net realized gain (loss)	14,647,596

Net change in unrealized appreciation (depreciation) on investments in securities ($(85,797,391) of change in unrealized appreciation (depreciation) from affiliates)	(91,818,994)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(77,171,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,488,409)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,682,989	$5,419,430
Net realized gain (loss)	14,647,596	46,676,089
Net change in unrealized appreciation (depreciation)	(91,818,994)	(1,590,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,488,409)	50,504,541

Distributions to shareholders:
Class IA	(3,591,560)	(6,647,384)
Class IB	(33,387,872)	(77,500,761)
Class K	(213,294)	(448,695)

Total distributions to shareholders	(37,192,726)	(84,596,840)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,796,425 and 106,969 shares, respectively ]	30,156,533	2,480,050
Capital shares issued in reinvestment of dividends and distributions [ 224,586 and 317,881 shares, respectively ]	3,591,560	6,647,384
Capital shares repurchased [ (342,856) and (212,981) shares, respectively ]	(6,051,950)	(4,967,473)

Total Class IA transactions	27,696,143	4,159,961

Class IB
Capital shares sold [ 1,513,897 and 1,031,450 shares, respectively ]	26,627,889	24,097,365
Capital shares issued in reinvestment of dividends and distributions [ 2,084,428 and 3,693,034 shares, respectively ]	33,387,872	77,500,761
Capital shares repurchased [ (2,405,191) and (2,067,005) shares, respectively ]	(43,136,683)	(48,010,909)

Total Class IB transactions	16,879,078	53,587,217

Class K
Capital shares sold [ 16,347 and 32,347 shares, respectively ]	291,691	763,057
Capital shares issued in reinvestment of dividends and distributions [ 13,382 and 21,480 shares, respectively ]	213,294	448,695
Capital shares repurchased [ (6,898) and (29,651) shares, respectively ]	(118,072)	(688,628)

Total Class K transactions	386,913	523,124

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,962,134	58,270,302

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,719,001)	24,178,003
NET ASSETS:
Beginning of year	496,435,317	472,257,314

End of year	$432,716,316	$496,435,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020		2019		2018
Net asset value, beginning of year	$20.61		$22.31		$20.86		$18.50		$21.16

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.40		0.26		0.19		0.33		0.26
Net realized and unrealized gain (loss)	(3.42)		2.08		2.32		3.18		(1.82)

Total from investment operations	(3.02)		2.34		2.51		3.51		(1.56)

Less distributions:
Dividends from net investment income	(0.23)		(0.85)		(0.32)		(0.35)		(0.38)
Distributions from net realized gains	(1.33)		(3.19)		(0.74)		(0.80)		(0.72)

Total dividends and distributions	(1.56)		(4.04)		(1.06)		(1.15)		(1.10)

Net asset value, end of year	$16.03		$20.61		$22.31		$20.86		$18.50

Total return	(14.48)%		10.90%		12.28%		19.14%		(7.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$57,190		$38,941		$37,418		$28,759		$27,529
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.53	%(j)	0.55	%(m)	0.55	%(n)	0.56	%(o)
Before waivers (f)	0.53%		0.53%		0.55%		0.55%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.24%		1.10%		0.92%		1.62%		1.23%
Before waivers (f)(x)	2.24%		1.10%		0.91%		1.62%		1.23%
Portfolio turnover rate^	15%		14%		79	%(aa)	11%		12%

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$20.69		$22.38		$20.92		$18.55		$21.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.26		0.20		0.34		0.26
Net realized and unrealized gain (loss)	(3.25)		2.09		2.32		3.18		(1.82)

Total from investment operations	(3.03)		2.35		2.52		3.52		(1.56)

Less distributions:
Dividends from net investment income	(0.23)		(0.85)		(0.32)		(0.35)		(0.38)
Distributions from net realized gains	(1.33)		(3.19)		(0.74)		(0.80)		(0.72)

Total dividends and distributions	(1.56)		(4.04)		(1.06)		(1.15)		(1.10)

Net asset value, end of year	$16.10		$20.69		$22.38		$20.92		$18.55

Total return	(14.46)%		10.92%		12.29%		19.14%		(7.58)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$373,194		$454,964		$432,637		$307,078		$273,992
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.53	%(j)	0.54	%(m)	0.55	%(n)	0.56	%(o)
Before waivers (f)	0.53%		0.53%		0.55%		0.55%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.23%		1.12%		0.96%		1.65%		1.24%
Before waivers (f)(x)	1.23%		1.12%		0.95%		1.65%		1.24%
Portfolio turnover rate^	15%		14%		79	%(aa)	11%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$20.56		$22.26		$20.81		$18.46		$21.12

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.32		0.15		0.39		0.30
Net realized and unrealized gain (loss)	(3.25)		2.07		2.41		3.16		(1.81)

Total from investment operations	(2.97)		2.39		2.56		3.55		(1.51)

Less distributions:
Dividends from net investment income	(0.27)		(0.90)		(0.37)		(0.40)		(0.43)
Distributions from net realized gains	(1.33)		(3.19)		(0.74)		(0.80)		(0.72)

Total dividends and distributions	(1.60)		(4.09)		(1.11)		(1.20)		(1.15)

Net asset value, end of year	$15.99		$20.56		$22.26		$20.81		$18.46

Total return	(14.24)%		11.21%		12.55%		19.41%		(7.36)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,332		$2,530		$2,201		$2,993		$2,058
Ratio of expenses to average net assets:
After waivers (f)	0.28	%(j)	0.28	%(j)	0.30	%(m)	0.30	%(n)	0.31	%(o)
Before waivers (f)	0.28%		0.28%		0.30%		0.30%		0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.57%		1.37%		0.74%		1.90%		1.42%
Before waivers (f)(x)	1.57%		1.37%		0.74%		1.90%		1.42%
Portfolio turnover rate^	15%		14%		79	%(aa)	11%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IA, 1.21% for Class IB and 0.96% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IA, 1.25% for Class IB and 1.00% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IA, 1.28% for Class IB and 1.03% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(9.09)%	0.30%	0.80%
EQ/Ultra Conservative Strategy Index	(8.55)	1.28	1.76
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (9.09)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Ultra Conservative Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (8.55)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale.

From an asset-allocation perspective, the broad bond market fell 13.0% (Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (S&P 500 Index). Against this backdrop, the Portfolio underperformed its blended benchmark.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio especially benefitted from a position in intermediate-term government bonds, which fell only around half as much as the broad market, as measured by the Bloomberg U.S. Aggregate Bond Index.

•

In addition, underlying holdings in mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) and international equities (as measured by the MSCI EAFE Index) provided a cushion against falling equity prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•	Overall, the Portfolio’s small (10% of assets) target allocation to equity contributed 24% of negative total returns.

•

The contribution to losses was most evident in managed-volatility portfolio holdings that employ a strategy which sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Fixed Income	89.6%
Equity	10.4

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Intermediate Government Bond Portfolio	89.6%
EQ/500 Managed Volatility Portfolio	5.9
EQ/2000 Managed Volatility Portfolio	2.5
EQ/International Managed Volatility Portfolio	1.6
EQ/400 Managed Volatility Portfolio	0.4

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$981.20	$2.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.50

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (10.4%)
EQ/2000 Managed Volatility Portfolio‡	3,595,273	$61,225,736
EQ/400 Managed Volatility Portfolio‡	404,540	8,337,740
EQ/500 Managed Volatility Portfolio‡	5,730,174	144,410,262
EQ/International Managed Volatility Portfolio‡	3,184,413	39,333,996

Total Equity		253,307,734

Fixed Income (89.5%)
EQ/Intermediate Government Bond Portfolio‡	231,893,527	2,180,425,416

Total Investments in Securities (99.9%) (Cost $2,544,865,918)		2,433,733,150
Other Assets Less Liabilities (0.1%)		3,548,276

Net Assets (100%)		$2,437,281,426

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	3,595,273	23,081,328	70,324,666	(25,898,227)	17,588	(6,299,619)	61,225,736	629,884	1,173,583
EQ/400 Managed Volatility Portfolio	404,540	2,576,932	8,869,456	(2,589,823)	11,229	(530,054)	8,337,740	85,113	212,223
EQ/500 Managed Volatility Portfolio	5,730,174	59,995,410	165,594,483	(60,865,922)	34,998	(20,348,707)	144,410,262	1,622,143	8,013,580
EQ/International Managed Volatility Portfolio	3,184,413	13,356,244	41,509,162	(15,538,936)	39,534	(32,008)	39,333,996	517,121	259,321
Fixed Income
EQ/Intermediate Government Bond Portfolio	231,893,527	833,240,520	2,393,815,217	(941,936,174)	(224,999)	(104,469,148)	2,180,425,416	25,835,590	2,016,455

Total		932,250,434	2,680,112,984	(1,046,829,082)	(121,650)	(131,679,536)	2,433,733,150	28,689,851	11,675,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,433,733,150	$—	$2,433,733,150

Total Assets	$—	$2,433,733,150	$—	$2,433,733,150

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,433,733,150	$—	$2,433,733,150

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,680,112,984
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,046,829,082

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,449,738
Aggregate gross unrealized depreciation	(116,761,939)

Net unrealized depreciation	$(112,312,201)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,546,045,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,544,865,918)	$2,433,733,150
Receivable for Portfolio shares sold	4,348,561
Receivable for securities sold	1,209,837
Other assets	100,030

Total assets	2,439,391,578

LIABILITIES
Overdraft payable	1,113,729
Distribution fees payable – Class IB	510,377
Administrative fees payable	265,349
Investment management fees payable	194,427
Trustees’ fees payable	1,063
Payable for Portfolio shares redeemed	811
Accrued expenses	24,396

Total liabilities	2,110,152

NET ASSETS	$2,437,281,426

Net assets were comprised of:
Paid in capital	$2,544,366,160
Total distributable earnings (loss)	(107,084,734)

Net assets	$2,437,281,426

Class IB
Net asset value, offering and redemption price per share, $2,437,281,426 / 281,595,583 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$28,689,851
Interest	162,174

Total income	28,852,025

EXPENSES
Distribution fees – Class IB	4,337,147
Administrative fees	2,163,952
Investment management fees	1,700,586
Professional fees	74,564
Custodian fees	65,400
Printing and mailing expenses	63,932
Trustees’ fees	44,093
Miscellaneous	17,739

Total expenses	8,467,413

NET INVESTMENT INCOME (LOSS)	20,384,612

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(121,650)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,675,162

Net realized gain (loss)	11,553,512

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(131,679,536)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(120,126,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,741,412)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,384,612	$4,426,891
Net realized gain (loss)	11,553,512	27,688,103
Net change in unrealized appreciation (depreciation)	(131,679,536)	(31,680,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(99,741,412)	434,692

Distributions to shareholders:
Class IB	(38,246,796)	(35,202,472)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 298,275,331 and 20,898,796 shares, respectively ]	2,647,761,766	208,596,348
Capital shares issued in reinvestment of dividends and distributions [ 4,396,616 and 3,605,322 shares, respectively ]	38,246,796	35,202,472
Capital shares repurchased [ (117,460,889) and (29,064,239) shares, respectively ]	(1,043,468,217)	(292,170,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,642,540,345	(48,371,881)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,504,552,137	(83,139,661)
NET ASSETS:
Beginning of year	932,729,289	1,015,868,950

End of year	$2,437,281,426	$932,729,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.68		$10.06		$9.96		$9.67		$9.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.05		0.05		0.09		0.26
Net realized and unrealized gain (loss)	(0.99)		(0.05)		0.51		0.49		(0.29)

Total from investment operations	(0.88)		—	#	0.56		0.58		(0.03)

Less distributions:
Dividends from net investment income	(0.08)		(0.07)		(0.10)		(0.12)		(0.11)
Distributions from net realized gains	(0.06)		(0.31)		(0.36)		(0.17)		(0.02)

Total dividends and distributions	(0.14)		(0.38)		(0.46)		(0.29)		(0.13)

Net asset value, end of year	$8.66		$9.68		$10.06		$9.96		$9.67

Total return	(9.09)%		0.02%		5.68%		6.03%		(0.36)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,437,281		$932,729		$1,015,869		$469,971		$1,084,793
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.49	%(m)	0.51	%(k)	0.51	%(k)	0.52	%(k)
Before waivers (f)	0.49%		0.49%		0.51%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.18%		0.49%		0.48%		0.90%		2.65%
Before waivers (f)(x)	1.18%		0.49%		0.48%		0.88%		2.64%
Portfolio turnover rate^	60%		26%		175%		107%		28%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(12.26)%	0.72%	1.74%
EQ/ Conservative Strategy Index	(11.46)	1.44	2.46
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (12.26)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (11.46)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale.

From an asset-allocation perspective, the broad bond market fell 13.0% (Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (S&P 500 Index). Against this backdrop, the Portfolio underperformed its combination benchmark, with bond holdings contributing around two-thirds of the Portfolio’s negative total return for the year.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio especially benefitted from positions in short-term bonds, which were only slightly negative for the year.

•

In addition, underlying holdings in mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) and international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•	The Portfolio’s long-duration bonds provided a substantial drag on fixed income returns. Rising interest rates have a significant negative impact on long-duration bonds.

•

On the equity side, the contribution to losses was most evident in managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Fixed Income	79.6%
Equity	20.4

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Intermediate Government Bond Portfolio	33.7%
EQ/Core Bond Index Portfolio	31.2
EQ/500 Managed Volatility Portfolio	11.8
EQ/Long-Term Bond Portfolio	8.2
EQ/AB Short Duration Government Bond Portfolio	6.6
EQ/2000 Managed Volatility Portfolio	4.4
EQ/International Managed Volatility Portfolio	3.1
EQ/400 Managed Volatility Portfolio	1.0

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$984.20	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.65	2.58

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.4%)
EQ/2000 Managed Volatility Portfolio‡	1,621,794	$27,618,345
EQ/400 Managed Volatility Portfolio‡	310,234	6,394,049
EQ/500 Managed Volatility Portfolio‡	2,898,545	73,048,330
EQ/International Managed Volatility Portfolio‡	1,555,999	19,219,767

Total Equity		126,280,491

Fixed Income (79.7%)
EQ/AB Short Duration Government Bond Portfolio‡	4,210,610	40,543,058
EQ/Core Bond Index Portfolio‡	21,439,002	192,764,579
EQ/Intermediate Government Bond Portfolio‡	22,172,857	208,484,741
EQ/Long-Term Bond Portfolio‡	7,333,083	50,777,217

Total Fixed Income		492,569,595

Total Investments in Securities (100.1%) (Cost $648,817,306)		618,850,086
Other Assets Less Liabilities (-0.1%)		(628,159)

Net Assets (100%)		$618,221,927

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,621,794	39,230,413	9,646,828	(12,051,364)	(351,984)	(8,855,548)	27,618,345	298,568	579,436
EQ/400 Managed Volatility Portfolio	310,234	4,764,247	3,856,214	(1,130,137)	(9,784)	(1,086,491)	6,394,049	67,427	171,905
EQ/500 Managed Volatility Portfolio	2,898,545	106,319,567	22,312,810	(30,823,273)	2,731,607	(27,492,381)	73,048,330	860,235	4,247,403
EQ/International Managed Volatility Portfolio	1,555,999	23,431,249	5,590,649	(5,915,750)	16,191	(3,902,572)	19,219,767	264,206	133,589
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,210,610	50,303,124	5,859,095	(14,481,637)	(248,566)	(888,958)	40,543,058	316,507	—
EQ/Core Bond Index Portfolio	21,439,002	255,567,246	32,652,165	(69,853,387)	(2,837,797)	(22,763,648)	192,764,579	3,777,411	536,491
EQ/Intermediate Government Bond Portfolio	22,172,857	271,273,434	32,204,907	(72,678,592)	(2,181,108)	(20,133,900)	208,484,741	2,589,569	201,752
EQ/Long-Term Bond Portfolio	7,333,083	87,372,484	11,699,292	(23,693,137)	(4,069,219)	(20,532,203)	50,777,217	1,761,884	39,116

Total		838,261,764	123,821,960	(230,627,277)	(6,950,660)	(105,655,701)	618,850,086	9,935,807	5,909,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$618,850,086	$—	$618,850,086

Total Assets	$—	$618,850,086	$—	$618,850,086

Total Liabilities	$—	$—	$—	$—

Total	$—	$618,850,086	$—	$618,850,086

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,821,960
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$230,627,277

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,058,646
Aggregate gross unrealized depreciation	(73,230,946)

Net unrealized depreciation	$(32,172,300)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$651,022,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $648,817,306)	$618,850,086
Cash	640,554
Receivable for Portfolio shares sold	12,881
Other assets	2,924

Total assets	619,506,445

LIABILITIES
Payable for Portfolio shares redeemed	790,796
Payable for securities purchased	206,581
Distribution fees payable – Class IB	133,528
Administrative fees payable	69,422
Investment management fees payable	52,547
Trustees’ fees payable	176
Accrued expenses	31,468

Total liabilities	1,284,518

NET ASSETS	$618,221,927

Net assets were comprised of:
Paid in capital	$649,657,222
Total distributable earnings (loss)	(31,435,295)

Net assets	$618,221,927

Class IB
Net asset value, offering and redemption price per share, $618,221,927 / 57,683,551 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$9,935,807
Interest	7,240

Total income	9,943,047

EXPENSES
Distribution fees – Class IB	1,759,391
Administrative fees	866,937
Investment management fees	703,751
Custodian fees	60,100
Professional fees	58,730
Printing and mailing expenses	32,725
Trustees’ fees	23,654
Miscellaneous	13,224

Gross expenses	3,518,512
Less: Waiver from investment manager	(3,136)

Net expenses	3,515,376

NET INVESTMENT INCOME (LOSS)	6,427,671

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(6,950,660)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	5,909,692

Net realized gain (loss)	(1,040,968)

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(105,655,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(106,696,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(100,268,998)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,427,671	$4,950,827
Net realized gain (loss)	(1,040,968)	38,805,511
Net change in unrealized appreciation (depreciation)	(105,655,701)	(22,027,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(100,268,998)	21,728,438

Distributions to shareholders:
Class IB	(25,072,084)	(35,881,360)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 14,856,147 and 14,866,845 shares, respectively ]	172,256,195	194,843,303
Capital shares issued in reinvestment of dividends and distributions [ 2,337,009 and 2,806,075 shares, respectively ]	25,072,084	35,881,360
Capital shares repurchased [ (25,380,018) and (21,910,968) shares, respectively ]	(291,577,930)	(286,972,403)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(94,249,651)	(56,247,740)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(219,590,733)	(70,400,662)
NET ASSETS:
Beginning of year	837,812,660	908,213,322

End of year	$618,221,927	$837,812,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.72		$12.95		$12.36		$11.58		$12.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.07		0.13		0.18		0.13
Net realized and unrealized gain (loss)	(1.67)		0.25		0.77		0.86		(0.30)

Total from investment operations	(1.56)		0.32		0.90		1.04		(0.17)

Less distributions:
Dividends from net investment income	(0.12)		(0.14)		(0.19)		(0.19)		(0.15)
Distributions from net realized gains	(0.32)		(0.41)		(0.12)		(0.07)		(0.27)

Total dividends and distributions	(0.44)		(0.55)		(0.31)		(0.26)		(0.42)

Net asset value, end of year	$10.72		$12.72		$12.95		$12.36		$11.58

Total return	(12.26)%		2.50%		7.26%		8.97%		(1.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$618,222		$837,813		$908,213		$761,618		$671,127
Ratio of expenses to average net assets:
After waivers (f)	0.50	%(j)	0.50	%(k)	0.49	%(k)	0.48	%(k)	0.48	%(k)
Before waivers (f)	0.50%		0.50%		0.50%		0.50%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.91%		0.56%		1.00%		1.48%		1.10%
Before waivers (f)(x)	0.91%		0.56%		0.99%		1.46%		1.06%
Portfolio turnover rate^	17%		27%		23%		17%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(14.46)%	2.00%	3.64%
EQ/Conservative Growth Strategy Index	(13.12)	2.82	4.43
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.46)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (13.12)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale.

From an asset-allocation perspective, the broad bond market fell 13.0% (the Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (the S&P 500 Index). Against this backdrop, the Portfolio underperformed its combination benchmark, with bond holdings contributing around 45% of the Portfolio’s negative total return for the year.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio especially benefitted from positions in short-term bonds, which were only slightly negative for the year.

•

In addition, underlying holdings in mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) and international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•	The Portfolio’s long-duration bonds provided a substantial drag on fixed-income returns. Rising interest rates have a significant negative impact on long-duration bonds.

•

On the equity side, the contribution to losses was most evident in managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Fixed Income	59.5%
Equity	40.5

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Intermediate Government Bond Portfolio	24.1%
EQ/500 Managed Volatility Portfolio	23.5
EQ/Core Bond Index Portfolio	22.2
EQ/2000 Managed Volatility Portfolio	9.0
EQ/Long-Term Bond Portfolio	8.4
EQ/International Managed Volatility Portfolio	6.2
EQ/AB Short Duration Government Bond Portfolio	4.8
EQ/400 Managed Volatility Portfolio	1.8

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$993.80	$2.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.55

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (40.4%)
EQ/2000 Managed Volatility Portfolio‡	5,834,915	$99,365,737
EQ/400 Managed Volatility Portfolio‡	946,087	19,499,241
EQ/500 Managed Volatility Portfolio‡	10,342,336	260,644,700
EQ/International Managed Volatility Portfolio‡	5,532,592	68,338,795

Total Equity		447,848,473

Fixed Income (59.6%)
EQ/AB Short Duration Government Bond Portfolio‡	5,486,178	52,825,229
EQ/Core Bond Index Portfolio‡	27,374,721	246,134,426
EQ/Intermediate Government Bond Portfolio‡	28,420,509	267,229,537
EQ/Long-Term Bond Portfolio‡	13,433,242	93,017,172

Total Fixed Income		659,206,364

Total Investments in Securities (100.0%) (Cost $1,067,375,812)		1,107,054,837
Other Assets Less Liabilities (0.0%)†		(479,367)

Net Assets (100%)		$1,106,575,470

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,834,915	147,336,058	30,441,891	(43,358,057)	(528,266)	(34,525,889)	99,365,737	1,073,725	2,085,063
EQ/400 Managed Volatility Portfolio	946,087	17,600,625	9,612,661	(3,972,621)	(5,924)	(3,735,500)	19,499,241	205,800	529,107
EQ/500 Managed Volatility Portfolio	10,342,336	399,686,125	59,461,602	(106,242,909)	16,033,032	(108,293,150)	260,644,700	3,069,350	15,126,151
EQ/International Managed Volatility Portfolio	5,532,592	88,866,046	15,783,664	(21,567,572)	31,542	(14,774,885)	68,338,795	939,517	472,061
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,486,178	70,693,912	6,512,440	(22,826,795)	(377,875)	(1,176,453)	52,825,229	412,545	—
EQ/Core Bond Index Portfolio	27,374,721	343,243,162	34,919,889	(98,529,511)	(4,309,186)	(29,189,928)	246,134,426	4,822,702	681,034
EQ/Intermediate Government Bond Portfolio	28,420,509	365,661,692	34,681,001	(103,865,822)	(3,573,918)	(25,673,416)	267,229,537	3,318,691	257,279
EQ/Long-Term Bond Portfolio	13,433,242	162,369,118	13,949,904	(38,198,833)	(8,084,019)	(37,018,998)	93,017,172	3,224,628	69,982

Total		1,595,456,738	205,363,052	(438,562,120)	(814,614)	(254,388,219)	1,107,054,837	17,066,958	19,220,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,107,054,837	$—	$1,107,054,837

Total Assets	$—	$1,107,054,837	$—	$1,107,054,837

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,107,054,837	$—	$1,107,054,837

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$205,363,052
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$438,562,120

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,470,347
Aggregate gross unrealized depreciation	(99,373,435)

Net unrealized appreciation	$36,096,912

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,070,957,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $1,067,375,812)	$1,107,054,837
Cash	771,100
Receivable for securities sold	36,060
Receivable for Portfolio shares sold	19,493
Other assets	5,556

Total assets	1,107,887,046

LIABILITIES
Payable for Portfolio shares redeemed	837,155
Distribution fees payable – Class IB	239,643
Administrative fees payable	124,592
Investment management fees payable	95,039
Accrued expenses	15,147

Total liabilities	1,311,576

NET ASSETS	$1,106,575,470

Net assets were comprised of:
Paid in capital	$1,060,684,905
Total distributable earnings (loss)	45,890,565

Net assets	$1,106,575,470

Class IB
Net asset value, offering and redemption price per share, $1,106,575,470 / 88,206,295 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.55

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$17,066,958
Interest	10,518

Total income	17,077,476

EXPENSES
Distribution fees – Class IB	3,208,835
Administrative fees	1,580,240
Investment management fees	1,281,589
Professional fees	72,813
Custodian fees	61,600
Printing and mailing expenses	53,303
Trustees’ fees	43,305
Miscellaneous	23,236

Total expenses	6,324,921

NET INVESTMENT INCOME (LOSS)	10,752,555

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(814,614)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	19,220,677

Net realized gain (loss)	18,406,063

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(254,388,219)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(235,982,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(225,229,601)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,752,555	$9,201,892
Net realized gain (loss)	18,406,063	111,487,063
Net change in unrealized appreciation (depreciation)	(254,388,219)	(9,783,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(225,229,601)	110,905,912

Distributions to shareholders:
Class IB	(75,821,881)	(102,120,874)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,169,887 and 6,383,733 shares, respectively ]	152,965,257	103,670,146
Capital shares issued in reinvestment of dividends and distributions [ 6,010,510 and 6,469,253 shares, respectively ]	75,821,881	102,120,874
Capital shares repurchased [ (30,443,175) and (13,633,206) shares, respectively ]	(416,699,285)	(221,576,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(187,912,147)	(15,785,041)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(488,963,629)	(7,000,003)
NET ASSETS:
Beginning of year	1,595,539,099	1,602,539,102

End of year	$1,106,575,470	$1,595,539,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$15.72		$15.67		$14.83		$13.45		$14.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.09		0.13		0.20		0.15
Net realized and unrealized gain (loss)	(2.40)		1.01		1.33		1.60		(0.62)

Total from investment operations	(2.28)		1.10		1.46		1.80		(0.47)

Less distributions:
Dividends from net investment income	(0.13)		(0.25)		(0.25)		(0.22)		(0.18)
Distributions from net realized gains	(0.76)		(0.80)		(0.37)		(0.20)		(0.30)

Total dividends and distributions	(0.89)		(1.05)		(0.62)		(0.42)		(0.48)

Net asset value, end of year	$12.55		$15.72		$15.67		$14.83		$13.45

Total return	(14.46)%		7.08%		9.93%		13.40%		(3.29)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,106,575		$1,595,539		$1,602,539		$1,558,521		$1,375,253
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.50	%(m)	0.51	%(n)	0.50	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.84%		0.57%		0.87%		1.38%		1.06%
Portfolio turnover rate^	16%		22%		28%		15%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(15.57)%	2.65%	4.58%
EQ/Balanced Strategy Index	(13.96)	3.62	5.53
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.57)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Balanced Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (13.96)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates.

From an asset-allocation perspective, the broad bond market fell 13.0% (the Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (the S&P 500 Index). Against this backdrop, the Portfolio underperformed its combination benchmark, with equity holdings contributed around 65% of the Portfolio’s negative total return for the year.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio especially benefitted from positions in short-term bonds, which were only slightly negative for the year.

•

In addition, underlying holdings in mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) and international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•	The Portfolio’s long-duration bonds provided a substantial drag on fixed-income returns. Rising interest rates have a significant negative impact on long-duration bonds.

•

On the equity side, the contribution to losses was most evident in managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	50.6%
Fixed Income	49.4

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/500 Managed Volatility Portfolio	29.3%
EQ/Intermediate Government Bond Portfolio	19.5
EQ/Core Bond Index Portfolio	18.0
EQ/2000 Managed Volatility Portfolio	11.2
EQ/Long-Term Bond Portfolio	8.1
EQ/International Managed Volatility Portfolio	7.9
EQ/AB Short Duration Government Bond Portfolio	3.9
EQ/400 Managed Volatility Portfolio	2.2

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$998.80	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.51

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (50.6%)
EQ/2000 Managed Volatility Portfolio‡	20,546,360	$349,894,402
EQ/400 Managed Volatility Portfolio‡	3,260,591	67,202,093
EQ/500 Managed Volatility Portfolio‡	36,376,952	916,761,898
EQ/International Managed Volatility Portfolio‡	19,959,716	246,543,204

Total Equity		1,580,401,597

Fixed Income (49.4%)
EQ/AB Short Duration Government Bond Portfolio‡	12,642,221	121,729,222
EQ/Core Bond Index Portfolio‡	62,552,692	562,430,238
EQ/Intermediate Government Bond Portfolio‡	64,641,175	607,801,617
EQ/Long-Term Bond Portfolio‡	36,584,771	253,327,677

Total Fixed Income		1,545,288,754

Total Investments in Securities (100.0%) (Cost $2,964,080,092)		3,125,690,351
Other Assets Less Liabilities (0.0%)†		(1,082,104)

Net Assets (100%)		$3,124,608,247

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	20,546,360	508,975,951	81,755,231	(119,351,774)	(573,105)	(120,911,901)	349,894,402	3,775,544	7,360,005
EQ/400 Managed Volatility Portfolio	3,260,591	58,429,494	31,833,906	(10,688,956)	(26,629)	(12,345,722)	67,202,093	708,808	1,817,989
EQ/500 Managed Volatility Portfolio	36,376,952	1,380,438,589	154,875,350	(296,484,956)	(22,510,615)	(299,556,470)	916,761,898	10,781,199	53,323,505
EQ/International Managed Volatility Portfolio	19,959,716	307,521,976	40,983,873	(51,458,156)	20,358	(50,524,847)	246,543,204	3,380,395	1,663,661
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,642,221	160,931,313	12,721,125	(48,366,869)	(1,014,118)	(2,542,229)	121,729,222	949,795	—
EQ/Core Bond Index Portfolio	62,552,692	763,165,646	67,557,480	(193,257,600)	(8,505,805)	(66,529,483)	562,430,238	11,004,001	1,555,355
EQ/Intermediate Government Bond Portfolio	64,641,175	814,184,071	68,277,410	(209,170,973)	(7,571,414)	(57,917,477)	607,801,617	7,539,361	585,662
EQ/Long-Term Bond Portfolio	36,584,771	422,092,609	26,814,908	(77,187,234)	(17,486,790)	(100,905,816)	253,327,677	8,765,710	189,473

Total		4,415,739,649	484,819,283	(1,005,966,518)	(57,668,118)	(711,233,945)	3,125,690,351	46,904,813	66,495,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,125,690,351	$—	$3,125,690,351

Total Assets	$—	$3,125,690,351	$—	$3,125,690,351

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,125,690,351	$—	$3,125,690,351

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$484,819,283
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,005,966,518

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,996,080
Aggregate gross unrealized depreciation	(245,077,203)

Net unrealized appreciation	$148,918,877

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,976,771,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $2,964,080,092)	$3,125,690,351
Cash	1,389,983
Receivable for securities sold	430,403
Receivable for Portfolio shares sold	346,361
Dividends, interest and other receivables	176,485
Other assets	19,381

Total assets	3,128,052,964

LIABILITIES
Payable for Portfolio shares redeemed	2,106,701
Distribution fees payable – Class IB	677,169
Administrative fees payable	352,065
Investment management fees payable	254,397
Accrued expenses	54,385

Total liabilities	3,444,717

NET ASSETS	$3,124,608,247

Net assets were comprised of:
Paid in capital	$2,956,882,254
Total distributable earnings (loss)	167,725,993

Net assets	$3,124,608,247

Class IB
Net asset value, offering and redemption price per share, $3,124,608,247 / 222,425,786 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.05

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($46,904,813 of dividend income received from affiliates)	$46,937,786
Interest	18,468

Total income	46,956,254

EXPENSES
Distribution fees – Class IB	8,980,912
Administrative fees	4,423,790
Investment management fees	3,446,068
Printing and mailing expenses	153,052
Professional fees	134,003
Trustees’ fees	120,487
Custodian fees	89,200
Miscellaneous	79,603

Total expenses	17,427,115

NET INVESTMENT INCOME (LOSS)	29,529,139

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(57,668,118) realized gain (loss) from affiliates)	(57,655,676)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	66,495,650
Foreign currency transactions	153

Net realized gain (loss)	8,840,127

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(711,233,945)
Foreign currency translations	(11,218)

Net change in unrealized appreciation (depreciation)	(711,245,163)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(702,405,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(672,875,897)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,529,139	$26,750,349
Net realized gain (loss)	8,840,127	281,002,989
Net change in unrealized appreciation (depreciation)	(711,245,163)	60,074,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(672,875,897)	367,828,280

Distributions to shareholders:
Class IB	(182,006,751)	(247,629,679)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares sold [ 0 and 0# shares, respectively ]	—	4
Capital shares issued in connection with merger (Note 8) [ 0 and 192,600 shares, respectively ]	—	3,449,858
Capital shares repurchased [ 0 and (197,402) shares, respectively ]	—	(3,538,612)

Total Class IA transactions	—	(88,750)

Class IB
Capital shares sold [ 19,815,243 and 7,843,718 shares, respectively ]	306,989,130	140,873,973
Capital shares issued in connection with merger (Note 8) [ 0 and 39,881,495 shares, respectively ]	—	715,354,048
Capital shares issued in reinvestment of dividends and distributions [ 13,024,471 and 14,053,825 shares, respectively ]	182,006,751	247,629,679
Capital shares repurchased [ (60,582,613) and (27,049,042) shares, respectively ]	(924,262,833)	(486,141,635)

Total Class IB transactions	(435,266,952)	617,716,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(435,266,952)	617,627,315

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,290,149,600)	737,825,916
NET ASSETS:
Beginning of year	4,414,757,847	3,676,931,931

End of year	$3,124,608,247	$4,414,757,847

# Number of shares is less than 0.5.
(b) After the close of business on September 1, 2021, operations for Class IA ceased and shares of seed capital were fully redeemed

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2021 to September 1, 2021‡		Year Ended December 31,
Class IA			2020		2019		2018
Net asset value, beginning of year	$17.04		$16.04		$14.33		$15.48

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05	)†	0.14		0.21		0.07
Net realized and unrealized gain (loss)	1.52		1.64		2.03		(0.70)

Total from investment operations	1.47		1.78		2.24		(0.63)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.24)		(0.19)
Distributions from net realized gains	—		(0.49)		(0.29)		(0.33)

Total dividends and distributions	—		(0.78)		(0.53)		(0.52)

Net asset value, end of year	$18.51		$17.04		$16.04		$14.33

Total return (b)	8.63%		11.22%		15.65%		(4.16)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—		$82		$79		$73
Ratio of expenses to average net assets (a)(f)	0.46	%(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.84%		1.34%		0.44%
Portfolio turnover rate^	24%		27%		14%		10%

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$17.65		$17.07		$16.07		$14.35		$15.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.12		0.14		0.21		0.16
Net realized and unrealized gain (loss)	(2.89)		1.48		1.64		2.04		(0.79)

Total from investment operations	(2.76)		1.60		1.78		2.25		(0.63)

Less distributions:
Dividends from net investment income	(0.14)		(0.32)		(0.29)		(0.24)		(0.19)
Distributions from net realized gains	(0.70)		(0.70)		(0.49)		(0.29)		(0.33)

Total dividends and distributions	(0.84)		(1.02)		(0.78)		(0.53)		(0.52)

Net asset value, end of year	$14.05		$17.65		$17.07		$16.07		$14.35

Total return	(15.57)%		9.48%		11.20%		15.70%		(4.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,124,608		$4,414,758		$3,676,850		$3,614,859		$3,218,857
Ratio of expenses to average net assets (f)	0.49	%(n)	0.48	%(g)(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)
Ratio of net investment income (loss) to average net assets (f)(x)	0.82%		0.65%		0.86%		1.36%		1.06%
Portfolio turnover rate^	13%		24%		27%		14%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on September 1, 2021 operations for Class IA ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IA and 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(16.51)%	3.28%	5.53%
EQ/Moderate Growth Strategy Index	(14.61)	4.27	6.49
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (16.51)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (14.61)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates.

From an asset-allocation perspective, the broad bond market fell 13.0% (the Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (the S&P 500 Index). Against this backdrop, the Portfolio underperformed its combination benchmark, with equity holdings contributing around 72% of the Portfolio’s negative total return for the year.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio especially benefitted from positions in short-term bonds, which were only slightly negative for the year.

•

In addition, underlying holdings in mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) and international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•	The Portfolio’s long-duration bonds provided a substantial drag on fixed-income returns. Rising interest rates have a significant negative impact on long-duration bonds.

•

On the equity side, the contribution to losses was most evident in managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	60.7%
Fixed Income	39.3

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/500 Managed Volatility Portfolio	35.2%
EQ/Intermediate Government Bond Portfolio	15.2
EQ/Core Bond Index Portfolio	14.0
EQ/2000 Managed Volatility Portfolio	13.5
EQ/International Managed Volatility Portfolio	9.4
EQ/Long-Term Bond Portfolio	7.0
EQ/AB Short Duration Government Bond Portfolio	3.1
EQ/400 Managed Volatility Portfolio	2.6

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,003.50	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.75	2.48

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (60.7%)
EQ/2000 Managed Volatility Portfolio‡	42,078,742	$716,580,261
EQ/400 Managed Volatility Portfolio‡	6,893,522	142,078,286
EQ/500 Managed Volatility Portfolio‡	74,152,552	1,868,772,136
EQ/International Managed Volatility Portfolio‡	40,340,569	498,288,314

Total Equity		3,225,718,997

Fixed Income (39.3%)
EQ/AB Short Duration Government Bond Portfolio‡	16,938,923	163,101,243
EQ/Core Bond Index Portfolio‡	83,226,796	748,317,384
EQ/Intermediate Government Bond Portfolio‡	85,672,015	805,548,313
EQ/Long-Term Bond Portfolio‡	53,447,088	370,089,149

Total Fixed Income		2,087,056,089

Total Investments in Securities (100.0%) (Cost $4,672,520,382)		5,312,775,086
Other Assets Less Liabilities (0.0%)†		(1,673,936)

Net Assets (100%)		$5,311,101,150

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	42,078,742	1,022,967,719	143,736,686	(205,786,744)	(3,078,782)	(241,258,618)	716,580,261	7,727,299	14,976,514
EQ/400 Managed Volatility Portfolio	6,893,522	137,732,051	54,569,189	(22,162,193)	110,832	(28,171,593)	142,078,286	1,499,153	3,850,553
EQ/500 Managed Volatility Portfolio	74,152,552	2,782,568,589	243,184,569	(502,722,261)	65,302,857	(719,561,618)	1,868,772,136	21,967,373	108,673,509
EQ/International Managed Volatility Portfolio	40,340,569	616,194,495	74,297,458	(91,616,367)	126,418	(100,713,690)	498,288,314	6,830,293	3,358,242
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	16,938,923	215,259,941	17,234,332	(64,635,188)	(1,347,775)	(3,410,067)	163,101,243	1,272,358	—
EQ/Core Bond Index Portfolio	83,226,796	1,006,771,408	88,782,254	(248,158,348)	(9,990,315)	(89,087,615)	748,317,384	14,634,936	2,068,437
EQ/Intermediate Government Bond Portfolio	85,672,015	1,071,058,896	90,420,065	(269,747,546)	(7,818,643)	(78,364,459)	805,548,313	9,988,152	776,036
EQ/Long-Term Bond Portfolio	53,447,088	597,609,634	35,166,862	(94,310,966)	(20,925,949)	(147,450,432)	370,089,149	12,794,365	275,074

Total		7,450,162,733	747,391,415	(1,499,139,613)	22,378,643	(1,408,018,092)	5,312,775,086	76,713,929	133,978,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,312,775,086	$—	$5,312,775,086

Total Assets	$—	$5,312,775,086	$—	$5,312,775,086

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,312,775,086	$—	$5,312,775,086

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$747,391,415
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,499,139,613

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$963,272,901
Aggregate gross unrealized depreciation	(334,778,090)

Net unrealized appreciation	$628,494,811

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,684,280,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,672,520,382)	$5,312,775,086
Cash	3,199,669
Receivable for securities sold	435,222
Receivable for Portfolio shares sold	123,263
Other assets	26,102

Total assets	5,316,559,342

LIABILITIES
Payable for Portfolio shares redeemed	3,272,855
Distribution fees payable – Class IB	1,152,159
Administrative fees payable	599,016
Investment management fees payable	424,492
Accrued expenses	9,670

Total liabilities	5,458,192

NET ASSETS	$5,311,101,150

Net assets were comprised of:
Paid in capital	$4,615,287,110
Total distributable earnings (loss)	695,814,040

Net assets	$5,311,101,150

Class IB
Net asset value, offering and redemption price per share, $5,311,101,150 / 361,001,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.71

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$76,713,929
Interest	30,743

Total income	76,744,672

EXPENSES
Distribution fees – Class IB	15,157,554
Administrative fees	7,467,132
Investment management fees	5,665,668
Printing and mailing expenses	289,762
Trustees’ fees	202,684
Professional fees	186,235
Custodian fees	78,300
Miscellaneous	108,292

Total expenses	29,155,627

NET INVESTMENT INCOME (LOSS)	47,589,045

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	22,378,643
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	133,978,365

Net realized gain (loss)	156,357,008

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,408,018,092)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,251,661,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,204,072,039)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$47,589,045	$42,044,487
Net realized gain (loss)	156,357,008	716,026,998
Net change in unrealized appreciation (depreciation)	(1,408,018,092)	88,910,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,204,072,039)	846,981,840

Distributions to shareholders:
Class IB	(488,969,932)	(627,715,054)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 16,813,036 and 7,453,138 shares, respectively ]	274,215,422	149,198,699
Capital shares issued in reinvestment of dividends and distributions [ 32,961,479 and 32,387,218 shares, respectively ]	488,969,932	627,715,054
Capital shares repurchased [ (73,774,371) and (47,836,716) shares, respectively ]	(1,207,713,894)	(960,152,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(444,528,540)	(183,239,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,137,570,511)	36,027,660
NET ASSETS:
Beginning of year	7,448,671,661	7,412,644,001

End of year	$5,311,101,150	$7,448,671,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$19.35		$18.86		$17.76		$15.63		$17.11

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.11		0.15		0.23		0.18
Net realized and unrealized gain (loss)	(3.34)		2.10		2.02		2.57		(1.05)

Total from investment operations	(3.21)		2.21		2.17		2.80		(0.87)

Less distributions:
Dividends from net investment income	(0.15)		(0.40)		(0.35)		(0.26)		(0.21)
Distributions from net realized gains	(1.28)		(1.32)		(0.72)		(0.41)		(0.40)

Total dividends and distributions	(1.43)		(1.72)		(1.07)		(0.67)		(0.61)

Net asset value, end of year	$14.71		$19.35		$18.86		$17.76		$15.63

Total return	(16.51)%		11.91%		12.38%		18.00%		(5.17)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,311,101		$7,448,672		$7,412,644		$7,333,348		$6,621,253
Ratio of expenses to average net assets (f)	0.48	%(j)	0.47	%(k)	0.48	%(m)	0.48	%(m)	0.49	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.79%		0.56%		0.83%		1.32%		1.02%
Portfolio turnover rate^	12%		20%		24%		12%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(17.42)%	3.91%	6.47%
Portfolio – Class IB Shares	(17.40)	3.91	6.47
EQ/Growth Strategy Index	(15.22)	4.91	7.46
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (17.40)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (15.22)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates.

From an asset-allocation perspective, the broad bond market fell 13.0% (the Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (the S&P 500 Index). Against this backdrop, the Portfolio underperformed its combination benchmark and equity holdings contributed around 80% of the Portfolio’s negative total return for the year.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio benefitted from positions in short-term bonds, which were only slightly negative for the year.

•

In addition, underlying holdings in mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) and international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•

On the equity side, the contribution to losses was most evident in managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

•	The Portfolio’s long-duration bonds provided a substantial drag on fixed-income returns. Rising interest rates have a significant negative impact on long-duration bonds.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	70.9%
Fixed Income	29.1

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/500 Managed Volatility Portfolio	41.2%
EQ/2000 Managed Volatility Portfolio	15.9
EQ/Intermediate Government Bond Portfolio	10.9
EQ/International Managed Volatility Portfolio	10.8
EQ/Core Bond Index Portfolio	10.2
EQ/Long-Term Bond Portfolio	5.7
EQ/400 Managed Volatility Portfolio	3.0
EQ/AB Short Duration Government Bond Portfolio	2.3

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,008.50	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.48
Class IB
Actual	1,000.00	1,008.50	2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.48

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (70.9%)
EQ/2000 Managed Volatility Portfolio‡	40,859,679	$695,820,218
EQ/400 Managed Volatility Portfolio‡	6,259,332	129,007,372
EQ/500 Managed Volatility Portfolio‡	71,338,590	1,797,855,426
EQ/International Managed Volatility Portfolio‡	38,241,958	472,366,187

Total Equity		3,095,049,203

Fixed Income (29.1%)
EQ/AB Short Duration Government Bond Portfolio‡	10,568,454	101,761,365
EQ/Core Bond Index Portfolio‡	49,249,356	442,815,908
EQ/Intermediate Government Bond Portfolio‡	50,647,583	476,224,059
EQ/Long-Term Bond Portfolio‡	35,888,585	248,507,004

Total Fixed Income		1,269,308,336

Total Investments in Securities (100.0%) (Cost $3,893,522,191)		4,364,357,539
Other Assets Less Liabilities (0.0%)†		(2,136,649)

Net Assets (100%)		$4,362,220,890

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	40,859,679	966,841,392	112,118,766	(151,235,929)	1,178,068	(233,082,079)	695,820,218	7,492,529	14,279,365
EQ/400 Managed Volatility Portfolio	6,259,332	127,776,833	45,447,837	(18,615,992)	23,845	(25,625,151)	129,007,372	1,360,314	3,508,477
EQ/500 Managed Volatility Portfolio	71,338,590	2,619,963,749	185,498,264	(382,785,825)	18,559,171	(643,379,933)	1,797,855,426	21,105,322	104,283,025
EQ/International Managed Volatility Portfolio	38,241,958	574,733,694	64,596,286	(73,079,958)	67,203	(93,951,038)	472,366,187	6,468,534	3,182,533
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,568,454	128,534,647	10,620,873	(34,515,992)	(667,443)	(2,210,720)	101,761,365	791,828	—
EQ/Core Bond Index Portfolio	49,249,356	586,502,212	50,415,296	(135,929,958)	(5,361,623)	(52,810,019)	442,815,908	8,651,407	1,218,671
EQ/Intermediate Government Bond Portfolio	50,647,583	625,314,465	50,129,355	(148,556,957)	(5,214,805)	(45,447,999)	476,224,059	5,898,567	456,940
EQ/Long-Term Bond Portfolio	35,888,585	384,028,977	23,328,939	(49,328,972)	(10,486,656)	(99,035,284)	248,507,004	8,572,810	183,105

Total		6,013,695,969	542,155,616	(994,049,583)	(1,902,240)	(1,195,542,223)	4,364,357,539	60,341,311	127,112,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,364,357,539	$—	$4,364,357,539

Total Assets	$—	$4,364,357,539	$—	$4,364,357,539

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,364,357,539	$—	$4,364,357,539

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$542,155,616
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$994,049,583

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$681,760,168
Aggregate gross unrealized depreciation	(217,979,928)

Net unrealized appreciation	$463,780,240

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,900,577,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,893,522,191)	$4,364,357,539
Cash	1,638,436
Receivable for securities sold	790,346
Receivable for Portfolio shares sold	22,680
Other assets	198,257

Total assets	4,367,007,258

LIABILITIES
Payable for Portfolio shares redeemed	2,857,157
Distribution fees payable – Class IB	945,972
Administrative fees payable	491,981
Investment management fees payable	351,281
Trustees’ fees payable	1,397
Distribution fees payable – Class IA	313
Accrued expenses	138,267

Total liabilities	4,786,368

NET ASSETS	$4,362,220,890

Net assets were comprised of:
Paid in capital	$3,835,876,383
Total distributable earnings (loss)	526,344,507

Net assets	$4,362,220,890

Class IA
Net asset value, offering and redemption price per share, $1,451,381 / 87,930 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.51

Class IB
Net asset value, offering and redemption price per share, $4,360,769,509 / 263,859,830 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.53

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$60,341,311
Interest	21,976

Total income	60,363,287

EXPENSES
Distribution fees – Class IB	12,298,389
Administrative fees	6,061,660
Investment management fees	4,647,279
Printing and mailing expenses	178,600
Trustees’ fees	163,660
Professional fees	158,688
Custodian fees	71,300
Distribution fees – Class IA	3,871
Miscellaneous	90,566

Total expenses	23,674,013

NET INVESTMENT INCOME (LOSS)	36,689,274

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,902,240)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	127,112,116

Net realized gain (loss)	125,209,876

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,195,542,223)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,070,332,347)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,033,643,073)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,689,274	$33,720,275
Net realized gain (loss)	125,209,876	556,540,479
Net change in unrealized appreciation (depreciation)	(1,195,542,223)	207,723,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,033,643,073)	797,984,661

Distributions to shareholders:
Class IA	(131,534)	(138,198)
Class IB	(400,235,265)	(464,052,091)

Total distributions to shareholders	(400,366,799)	(464,190,289)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 32,968 shares, respectively ]	—	718,196
Capital shares issued in reinvestment of dividends and distributions [ 7,933 and 6,313 shares, respectively ]	131,534	138,198
Capital shares repurchased [ (2,118) and (33,087) shares, respectively ]	(39,756)	(725,811)

Total Class IA transactions	91,778	130,583

Class IB
Capital shares sold [ 17,860,655 and 7,152,932 shares, respectively ]	350,099,003	160,542,030
Capital shares issued in reinvestment of dividends and distributions [ 24,107,608 and 21,172,235 shares, respectively ]	400,235,265	464,052,091
Capital shares repurchased [ (51,385,145) and (31,215,149) shares, respectively ]	(966,716,924)	(702,101,690)

Total Class IB transactions	(216,382,656)	(77,507,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(216,290,878)	(77,376,986)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,650,300,750)	256,417,386
NET ASSETS:
Beginning of year	6,012,521,640	5,756,104,254

End of year	$4,362,220,890	$6,012,521,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020		2019		2018
Net asset value, beginning of year	$21.97		$20.82		$19.31		$16.60		$18.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.13		0.16		0.25		0.18
Net realized and unrealized gain (loss)	(4.00)		2.81		2.44		3.10		(1.27)

Total from investment operations	(3.85)		2.94		2.60		3.35		(1.09)

Less distributions:
Dividends from net investment income	(0.16)		(0.51)		(0.40)		(0.29)		(0.22)
Distributions from net realized gains	(1.45)		(1.28)		(0.69)		(0.35)		(0.32)

Total dividends and distributions	(1.61)		(1.79)		(1.09)		(0.64)		(0.54)

Net asset value, end of year	$16.51		$21.97		$20.82		$19.31		$16.60

Total return	(17.42)%		14.30%		13.66%		20.23%		(6.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,451		$1,804		$1,580		$1,419		$1,294
Ratio of expenses to average net assets (f)	0.48	%(j)	0.47	%(k)	0.49	%(m)	0.48	%(n)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	0.81%		0.58%		0.85%		1.33%		0.95%
Portfolio turnover rate^	11%		19%		24%		11%		10%

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$21.99		$20.84		$19.33		$16.62		$18.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.13		0.16		0.25		0.19
Net realized and unrealized gain (loss)	(3.99)		2.81		2.44		3.10		(1.28)

Total from investment operations	(3.85)		2.94		2.60		3.35		(1.09)

Less distributions:
Dividends from net investment income	(0.16)		(0.51)		(0.40)		(0.29)		(0.22)
Distributions from net realized gains	(1.45)		(1.28)		(0.69)		(0.35)		(0.32)

Total dividends and distributions	(1.61)		(1.79)		(1.09)		(0.64)		(0.54)

Net asset value, end of year	$16.53		$21.99		$20.84		$19.33		$16.62

Total return	(17.40)%		14.28%		13.64%		20.21%		(6.07)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,360,770		$6,010,718		$5,754,524		$5,574,271		$4,727,029
Ratio of expenses to average net assets (f)	0.48	%(j)	0.47	%(k)	0.49	%(m)	0.48	%(n)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	0.75%		0.56%		0.82%		1.33%		1.01%
Portfolio turnover rate^	11%		19%		24%		11%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IA and 0.99% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IA and 1.02% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IA and 1.03% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(18.34)%	4.48%	7.37%
EQ/Aggressive Growth Strategy Index	(15.83)	5.69	8.55
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (18.34)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (15.83)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Within equities, companies in the international developed world outperformed the U.S. market; domestic companies with lower stock valuations and higher dividends also performed better, on a relative scale. Among bonds, short-term U.S. government issues and corporate bonds (with bigger coupons) provided a cushion, while long-duration government bonds felt the brunt of the impact of rising interest rates.

From an asset-allocation perspective, the broad bond market fell 13.0% (the Bloomberg U.S. Aggregate Bond Index) and the U.S. stock market was down 18.1% (the S&P 500 Index). Against this backdrop, the Portfolio underperformed its combination benchmark and equity holdings contributed almost 90% of the Portfolio’s negative total return for the year.

What helped performance during the year:

•

From an asset-allocation perspective, certain fixed-income sectors mitigated the market’s broad losses in 2022, and the Portfolio benefitted from positions in short-term bonds, which were only slightly negative for the year.

•

In addition, underlying holdings in international equities (as measured by the MSCI EAFE Index) and mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) provided a cushion against falling prices, as these sectors had roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

What hurt performance during the year:

•

On the equity side, the contribution to losses was most evident in a number of managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. This was particularly true for the EQ/500 Managed Volatility Portfolio and the EQ/2000 Managed Volatility Portfolio.

•	The Portfolio’s long-duration bonds provided a substantial drag on fixed-income returns. Rising interest rates have a significant negative impact on long-duration bonds.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	81.2%
Fixed Income	18.8

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/500 Managed Volatility Portfolio	48.0%
EQ/2000 Managed Volatility Portfolio	18.0
EQ/International Managed Volatility Portfolio	12.0
EQ/Intermediate Government Bond Portfolio	7.0
EQ/Core Bond Index Portfolio	6.5
EQ/Long-Term Bond Portfolio	3.8
EQ/400 Managed Volatility Portfolio	3.2
EQ/AB Short Duration Government Bond Portfolio	1.5

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,012.90	$2.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.75	2.48

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (81.2%)
EQ/2000 Managed Volatility Portfolio‡	48,579,232	$827,280,395
EQ/400 Managed Volatility Portfolio‡	7,225,974	148,930,244
EQ/500 Managed Volatility Portfolio‡	87,711,744	2,210,487,122
EQ/International Managed Volatility Portfolio‡	44,772,020	553,025,775

Total Equity		3,739,723,536

Fixed Income (18.8%)
EQ/AB Short Duration Government Bond Portfolio‡	7,195,339	69,282,368
EQ/Core Bond Index Portfolio‡	33,350,778	299,866,969
EQ/Intermediate Government Bond Portfolio‡	34,093,014	320,566,404
EQ/Long-Term Bond Portfolio‡	25,536,269	176,823,403

Total Fixed Income		866,539,144

Total Investments in Securities (100.0%) (Cost $4,468,991,601)		4,606,262,680
Other Assets Less Liabilities (0.0%)†		(1,671,118)

Net Assets (100%)		$4,604,591,562

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	48,579,232	1,121,672,899	78,003,687	(102,480,250)	18,825	(269,934,766)	827,280,395	8,882,768	16,588,600
EQ/400 Managed Volatility Portfolio	7,225,974	148,884,564	42,365,686	(12,839,507)	34,722	(29,515,221)	148,930,244	1,568,350	3,940,453
EQ/500 Managed Volatility Portfolio	87,711,744	3,045,189,488	181,974,021	(274,052,477)	(318,682)	(742,305,228)	2,210,487,122	25,878,250	127,872,913
EQ/International Managed Volatility Portfolio	44,772,020	663,315,188	50,770,212	(53,277,780)	8,021	(107,789,866)	553,025,775	7,556,673	3,732,560
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,195,339	85,347,720	4,022,362	(18,153,704)	(368,808)	(1,565,202)	69,282,368	538,231	—
EQ/Core Bond Index Portfolio	33,350,778	381,003,199	21,630,791	(64,398,766)	(2,747,689)	(35,620,566)	299,866,969	5,842,800	820,781
EQ/Intermediate Government Bond Portfolio	34,093,014	406,284,131	21,296,257	(73,616,668)	(3,043,875)	(30,353,441)	320,566,404	3,961,445	306,226
EQ/Long-Term Bond Portfolio	25,536,269	261,061,152	12,463,767	(21,311,112)	(3,929,826)	(71,460,578)	176,823,403	6,080,996	130,379

Total		6,112,758,341	412,526,783	(620,130,264)	(10,347,312)	(1,288,544,868)	4,606,262,680	60,309,513	153,391,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,606,262,680	$—	$4,606,262,680

Total Assets	$—	$4,606,262,680	$—	$4,606,262,680

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,606,262,680	$—	$4,606,262,680

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$412,526,783
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$620,130,264

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$395,704,312
Aggregate gross unrealized depreciation	(269,451,906)

Net unrealized appreciation	$126,252,406

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,480,010,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,468,991,601)	$4,606,262,680
Cash	273,908
Receivable for securities sold	1,356,651
Receivable for Portfolio shares sold	147,392
Other assets	22,054

Total assets	4,608,062,685

LIABILITIES
Payable for Portfolio shares redeemed	1,482,674
Distribution fees payable – Class IB	998,071
Administrative fees payable	518,904
Investment management fees payable	349,642
Accrued expenses	121,832

Total liabilities	3,471,123

NET ASSETS	$4,604,591,562

Net assets were comprised of:
Paid in capital	$4,400,959,444
Total distributable earnings (loss)	203,632,118

Net assets	$4,604,591,562

Class IB
Net asset value, offering and redemption price per share, $4,604,591,562 / 325,463,343 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.15

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$60,309,513
Interest	12,401

Total income	60,321,914

EXPENSES
Distribution fees – Class IB	12,688,402
Administrative fees	6,254,475
Investment management fees	4,786,262
Printing and mailing expenses	221,529
Trustees’ fees	167,323
Professional fees	161,240
Custodian fees	73,600
Miscellaneous	92,728

Total expenses	24,445,559

NET INVESTMENT INCOME (LOSS)	35,876,355

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(10,347,312)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	153,391,912

Net realized gain (loss)	143,044,600

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,288,544,868)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,145,500,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,109,623,913)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,876,355	$34,715,949
Net realized gain (loss)	143,044,600	555,389,099
Net change in unrealized appreciation (depreciation)	(1,288,544,868)	322,011,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,109,623,913)	912,116,162

Distributions to shareholders:
Class IB	(419,087,654)	(461,217,632)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 16,217,708 and 15,322,577 shares, respectively ]	260,352,403	297,018,856
Capital shares issued in reinvestment of dividends and distributions [ 29,548,174 and 24,429,516 shares, respectively ]	419,087,654	461,217,632
Capital shares repurchased [ (41,273,592) and (35,445,452) shares, respectively ]	(656,951,924)	(682,001,468)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,488,133	76,235,020

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,506,223,434)	527,133,550
NET ASSETS:
Beginning of year	6,110,814,996	5,583,681,446

End of year	$4,604,591,562	$6,110,814,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$19.04		$17.63		$16.04		$13.49		$14.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.11		0.15		0.20		0.15
Net realized and unrealized gain (loss)	(3.62)		2.81		2.15		2.83		(1.17)

Total from investment operations	(3.51)		2.92		2.30		3.03		(1.02)

Less distributions:
Dividends from net investment income	(0.13)		(0.48)		(0.36)		(0.24)		(0.18)
Distributions from net realized gains	(1.25)		(1.03)		(0.35)		(0.24)		(0.24)

Total dividends and distributions	(1.38)		(1.51)		(0.71)		(0.48)		(0.42)

Net asset value, end of year	$14.15		$19.04		$17.63		$16.04		$13.49

Total return	(18.34)%		16.82%		14.52%		22.51%		(6.97)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,604,592		$6,110,815		$5,583,681		$4,321,787		$3,434,710
Ratio of expenses to average net assets (f)	0.48	%(j)	0.47	%(k)	0.49	%(m)	0.49	%(n)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	0.71%		0.58%		0.92%		1.34%		1.01%
Portfolio turnover rate^	8%		16%		21%		8%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

(Effective August 19, 2022, the 1290 VT DoubleLine Dynamic Allocation Portfolio was restructured as a fund of funds and renamed Equitable Conservative Growth MF/ETF Portfolio; DoubleLine Capital LP was terminated as the Sub-Adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(12.40)%	4.32%	4.89%
Portfolio – Class K Shares	(12.17)	4.59	5.16
MSCI ACWI (Net) Index*	(18.37)	5.23	7.98
Equitable Conservative Growth MF/ETF Index	(14.95)	2.41	4.01
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Aggregate Bond Index	(13.01)	0.02	1.06

* Effective August 19, 2022, the MSCI ACWI (Net) Index replaced the S&P 500® Index as the Portfolio’s benchmark because the MSCI ACWI (Net) Index is more relevant to the Portfolio’s investment strategy and better reflects the markets in which the Portfolio invests.

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (12.40)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the MSCI ACWI (Net) Index, Equitable Conservative Growth MF/ETF Index, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index, which returned (18.37)%, (14.95)%, (18.11)% and (13.01)%, respectively.

Portfolio Highlights

In August 2022, the Portfolio’s strategy and benchmark were re-structured. Through the end of 2022 equities and bonds continued to produce losses, both domestically and internationally, although the magnitude of U.S. stock market losses (as measured by the S&P 500 Index) began to slow, and actually reversed course in October. Stocks from the developed world outside the U.S. were slightly positive for the period. In the equity market, companies with lower valuations and higher dividends performed better than the broad market. Among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

The Portfolio’s total return derives from two aspects of its strategy. The first is the long-term strategic allocation to global equity and fixed income sectors, and the performance of the active managers selected in these categories. The second is its tactical allocation shifts, made generally through passive funds, and based on momentum factors, as well as the level of volatility.

What helped performance during the year:

•

Prior to the restructuring, the Portfolio’s high-grade bond holdings benefitted from maintaining lower interest-rate risk than the benchmark, reducing volatility and helping relative performance in the first half of the year. In addition, the active equity portfolio had a value orientation, which outperformed the broad market, and added to relative performance.

•

Following the restructuring, the Portfolio maintained certain tactical shifts that added to performance relative to the benchmark. Being underweight in equities early in the period helped avoid a sharp downdraft in September — avoiding the emerging markets early on also helped. Being overweight in value equities, compared to growth equities, was helpful throughout the period.

•	Underlying portfolio selection was helpful since inception of the new strategy, with active managers ahead of their respective benchmarks in both the equity and fixed income markets:

•	In equities, 1290 SmartBeta Equity Fund outperformed the MSCI World Index and 1290 GAMCO Small/Mid Cap Value Fund outperformed the Russell 2000 Value Index.

•	In fixed income, 1290 Diversified Bond Fund outperformed the Bloomberg Aggregate U.S. Bond Index.

•	The Portfolio’s minimum-volatility holdings helped relative performance.

What hurt performance during the year:

•

Prior to the restructuring, the Portfolio’s allocations to equities and fixed income declined in value, hurting absolute performance. In the latter part of the period, certain fixed-income holdings began to experience more price volatility than the benchmark, hurting relative performance. The worst performing fixed-income sector was high-yield corporate bonds.

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (Unaudited)

•	Following the restructuring, most of the detractors to performance came from tactical shifts that lagged big moves in the U.S. growth market and the emerging markets.

•	Also weighing on performance were actively managed underlying portfolios that underperformed their benchmarks during the period:

•	In equities, AB Small Cap Growth Portfolio lagged the Russell 2000 Growth Index by a wide margin.

•	In fixed income, 1290 High Yield Bond Fund slightly underperformed the ICE BofA High Yield Bond Index.

•	At the beginning of the fourth quarter, the tactical underweighting of equities detracted from performance by not capturing fully advances in the broad-based markets in October and part of November.

•	To a lesser extent, tactical risk-off positioning in the fixed income markets, which favored investment-grade bonds over high-yield bonds, was a negative factor.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Fixed Income	53.6%
Equity	35.7
Repurchase Agreements	6.7
Investment Company	4.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
1290 Diversified Bond Fund	33.2%
1290 SmartBeta Equity Fund	10.3
1290 High Yield Bond Fund	8.3
Vanguard Total Bond Market ETF	7.7
iShares Core S&P Total US Stock Market ETF	5.2
iShares Core S&P U.S. Value ETF	4.5
iShares MSCI Global Min Vol Factor ETF	4.4
1290 GAMCO Small/Mid Cap Value Fund	4.3
Deutsche Bank Securities, Inc.	4.0
Dreyfus Treasury Obligations Cash Management Fund	4.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,038.40	$4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08
Class K
Actual	1,000.00	1,039.10	2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.86

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.80% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)†
RASC Trust, Series 2007-EMX1 A13 4.589%, 1/25/37 (l)	$1	$1

Total Asset-Backed Security		1

Total Long-Term Debt Securities (0.0%)† (Cost $—)		1

	Number of Shares
EXCHANGE TRADED FUNDS (ETF):
Equity (18.7%)
iShares Core S&P Total US Stock Market ETF (x)	45,900	3,892,320
iShares Core S&P U.S. Value ETF (x)	48,600	3,432,618
iShares MSCI Global Min Vol Factor ETF (x)	35,300	3,354,206
SPDR Portfolio Developed World ex-US ETF (x)	62,300	1,849,687
Vanguard FTSE Emerging Markets ETF (x)	8,400	327,432

Total Equity		12,856,263

Fixed Income (13.2%)
iShares Broad USD High Yield Corporate Bond ETF (x)	30,600	1,056,618
Vanguard Intermediate-Term Corporate Bond ETF (x)	29,300	2,271,043
Vanguard Total Bond Market ETF	80,700	5,797,488

Total Fixed Income		9,125,149

Total Exchange Traded Funds (31.9%) (Cost $22,935,782)		21,981,412

INVESTMENT COMPANIES:
Equity (20.6%)
1290 Essex Small Cap Growth Fund*‡	31,835	320,574
1290 GAMCO Small/Mid Cap Value Fund‡	226,948	3,227,204
1290 SmartBeta Equity Fund‡	539,360	7,782,966
AB Small Cap Growth Portfolio*‡	53,996	2,838,039

Total Equity		14,168,783

Fixed Income (45.6%)
1290 Diversified Bond Fund‡	2,789,182	25,102,642
1290 High Yield Bond Fund‡	794,533	6,308,588

Total Fixed Income		31,411,230

Total Investment Companies (66.2%) (Cost $47,884,532)		45,580,013

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.3%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	$2,000,000

Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,015,876, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,074,758. (xx)	3,014,469	3,014,469
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $50,024, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $51,027. (xx)	50,000	50,000

Total Repurchase Agreements		5,064,469

Total Short-Term Investments (11.7%) (Cost $8,064,469)		8,064,469

Total Investments in Securities (109.8%) (Cost $78,884,783)		75,625,895
Other Assets Less Liabilities (-9.8%)		(6,759,047)

Net Assets (100%)		$68,866,848

†	Percent shown is less than 0.05%.
*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $8,131,148. This was collateralized by $277,557 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 7/15/23 - 5/15/51 and by cash of $8,064,469 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend /Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	31,835	—	330,768	—	—	(10,194)	320,574	—	1,768
1290 GAMCO Small/Mid Cap Value Fund	226,948	—	3,938,883	(474,312)	22,885	(260,252)	3,227,204	7,415	72,182
1290 SmartBeta Equity Fund	539,360	—	9,062,037	(867,167)	13,929	(425,833)	7,782,966	83,500	86
AB Small Cap Growth Portfolio*	53,996	—	3,854,297	(603,316)	(11,231)	(401,711)	2,838,039	—	—
Fixed Income
1290 Diversified Bond Fund	2,789,182	—	27,703,656	(1,688,122)	(48,980)	(863,912)	25,102,642	346,376	—
1290 High Yield Bond Fund	794,533	—	7,003,786	(344,530)	(8,051)	(342,617)	6,308,588	151,054	—
DoubleLine Floating Rate Fund	—	2,394,647	—	(2,314,323)	(108,938)	28,614	—	52,375	—
DoubleLine Global Bond Fund	—	2,091,618	—	(1,860,232)	(318,746)	87,360	—	—	—

Total		4,486,265	51,893,427	(8,152,002)	(459,132)	(2,188,545)	45,580,013	640,720	74,036

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities
Asset-Backed Securities	$—	$1	$—	$1
Exchange Traded Funds
Exchange Traded Funds	21,981,412	—	—	21,981,412
Investment Companies
Investment Companies	45,580,013	—	—	45,580,013
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	5,064,469	—	5,064,469

Total Assets	$70,561,425	$5,064,470	$—	$75,625,895

Total Liabilities	$—	$—	$—	$—

Total	$70,561,425	$5,064,470	$—	$75,625,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(743,471)	$(743,471)

Total	$(743,471)	$(743,471)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(674,779)	$(674,779)

Total	$(674,779)	$(674,779)

^ The Portfolio held swaps contracts as a substitute for investing in conventional securities.

The Portfolio held swaps contracts with an average notional balance of approximately $19,788,000 for eight months during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,534,618
Long-term U.S. government debt securities	37,750,829

$132,285,447

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,631,837
Long-term U.S. government debt securities	43,766,434

$108,398,271

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,507
Aggregate gross unrealized depreciation	(3,419,095)

Net unrealized depreciation	$(3,410,588)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$79,036,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $47,884,532)	$45,580,013
Unaffiliated Issuers (Cost $25,935,782)	24,981,413
Repurchase Agreements (Cost $5,064,469)	5,064,469
Cash	1,511,574
Receivable for Portfolio shares sold	19,471
Securities lending income receivable	2,412
Other assets	307

Total assets	77,159,659

LIABILITIES
Payable for return of collateral on securities loaned	8,064,469
Payable for Portfolio shares redeemed	155,102
Distribution fees payable – Class IB	14,174
Investment management fees payable	8,039
Administrative fees payable	7,695
Payable for securities purchased	1,959
Accrued expenses	41,373

Total liabilities	8,292,811

NET ASSETS	$68,866,848

Net assets were comprised of:
Paid in capital	$72,450,336
Total distributable earnings (loss)	(3,583,488)

Net assets	$68,866,848

Class IB
Net asset value, offering and redemption price per share, $65,986,277 / 6,047,910 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.91

Class K
Net asset value, offering and redemption price per share, $2,880,571 / 263,850 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.92

(x)	Includes value of securities on loan of $8,131,148.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($640,720 of dividend income received from affiliates) (net of $733 foreign withholding tax)	$1,110,872
Interest	644,707
Securities lending (net)	17,062

Total income	1,772,641

EXPENSES
Investment management fees	372,665
Distribution fees – Class IB	166,486
Administrative fees	70,382
Professional fees	68,234
Custodian fees	27,600
Printing and mailing expenses	20,448
Trustees’ fees	2,162
Miscellaneous	8,470

Gross expenses	736,447
Less: Waiver from investment manager	(57,173)

Net expenses	679,274

NET INVESTMENT INCOME (LOSS)	1,093,367

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(459,132) realized gain (loss) from affiliates)	1,919,953
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	74,036
Swaps	(743,471)

Net realized gain (loss)	1,250,518

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(2,188,545) of change in unrealized appreciation (depreciation) from affiliates)	(11,329,319)
Swaps	(674,779)

Net change in unrealized appreciation (depreciation)	(12,004,098)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,753,580)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,660,213)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,093,367	$440,677
Net realized gain (loss)	1,250,518	5,297,575
Net change in unrealized appreciation (depreciation)	(12,004,098)	1,162,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,660,213)	6,900,426

Distributions to shareholders:
Class IB	(2,988,762)	(5,609,792)
Class K	(139,449)	(268,291)

Total distributions to shareholders	(3,128,211)	(5,878,083)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,113,015 and 989,372 shares, respectively ]	13,017,781	13,278,819
Capital shares issued in reinvestment of dividends and distributions [ 271,692 and 431,035 shares, respectively ]	2,988,762	5,609,792
Capital shares repurchased [ (981,495) and (797,707) shares, respectively ]	(11,414,681)	(10,776,573)

Total Class IB transactions	4,591,862	8,112,038

Class K
Capital shares sold [ 38,602 and 164,576 shares, respectively ]	450,818	2,218,361
Capital shares issued in reinvestment of dividends and distributions [ 12,664 and 20,605 shares, respectively ]	139,449	268,291
Capital shares repurchased [ (47,706) and (72,250) shares, respectively ]	(545,211)	(981,030)

Total Class K transactions	45,056	1,505,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,636,918	9,617,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,151,506)	10,640,003
NET ASSETS:
Beginning of year	77,018,354	66,378,351

End of year	$68,866,848	$77,018,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.04		$12.84		$11.88		$10.60		$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	(x)	0.08		0.12		0.20		0.18
Net realized and unrealized gain (loss)	(1.80)		1.20		1.42		1.71		(0.63)

Total from investment operations	(1.62)		1.28		1.54		1.91		(0.45)

Less distributions:
Dividends from net investment income	(0.20)		(0.08)		(0.12)		(0.24)		(0.19)
Distributions from net realized gains	(0.31)		(1.00)		(0.46)		(0.39)		(0.27)

Total dividends and distributions	(0.51)		(1.08)		(0.58)		(0.63)		(0.46)

Net asset value, end of year	$10.91		$13.04		$12.84		$11.88		$10.60

Total return	(12.40)%		10.10%		13.10%		18.14%		(4.10)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$65,986		$73,621		$64,486		$51,439		$41,616
Ratio of expenses to average net assets:
After waivers (f)	0.99	%(j)	1.16	%(k)	1.16	%(k)	1.16	%(k)	1.19	%(m)
Before waivers (f)	1.07%		1.26%		1.32%		1.36%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.56	%(x)	0.60%		1.01%		1.69%		1.57%
Before waivers (f)	1.48	%(x)	0.51%		0.85%		1.49%		1.49%
Portfolio turnover rate^	194	%(h)	131%		135%		67%		83%

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.05		$12.84		$11.88		$10.60		$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	(x)	0.11		0.15		0.23		0.21
Net realized and unrealized gain (loss)	(1.79)		1.21		1.42		1.71		(0.63)

Total from investment operations	(1.59)		1.32		1.57		1.94		(0.42)

Less distributions:
Dividends from net investment income	(0.23)		(0.11)		(0.15)		(0.27)		(0.22)
Distributions from net realized gains	(0.31)		(1.00)		(0.46)		(0.39)		(0.27)

Total dividends and distributions	(0.54)		(1.11)		(0.61)		(0.66)		(0.49)

Net asset value, end of year	$10.92		$13.05		$12.84		$11.88		$10.60

Total return	(12.17)%		10.42%		13.36%		18.41%		(3.86)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,881		$3,397		$1,893		$882		$11,891
Ratio of expenses to average net assets:
After waivers (f)	0.74	%(j)	0.91	%(k)	0.91	%(k)	0.91	%(k)	0.94	%(m)
Before waivers (f)	0.82%		1.00%		1.08%		1.03%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.75	%(x)	0.84%		1.25%		2.00%		1.82%
Before waivers (f)	1.68	%(x)	0.75%		1.09%		1.87%		1.74%
Portfolio turnover rate^	194	%(h)	131%		135%		67%		83%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IB and 0.99% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Total Returns as of 12/31/22

Since Incept.
Portfolio – Class IB Shares*	(11.78)%
Portfolio – Class K Shares*	(11.59)
MSCI ACWI (Net) Index	(14.24)
Equitable Moderate Growth MF/ETF Index	(12.01)
Bloomberg U.S. Aggregate Bond Index	(9.23)

* Date of inception 2/15/22.

Returns for periods less than one year are not annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (11.78)% for the period ended December 31, 2022. This compares to the following benchmarks over the same period: the MSCI ACWI (Net) Index, Equitable Moderate Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index, which returned (14.24)%, (12.01)%, and (9.23)%, respectively.

Portfolio Highlights

Since inception of the Portfolio on February 15, 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends, along with international developed-world equities generally, performed better than the broad U.S. market. Among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

The Portfolio’s total return derives from two aspects of its strategy. The first is the long-term strategic allocation to global equity and fixed income sectors, and the performance of the active managers selected in these categories. The second is its tactical allocation shifts, made generally through passive funds, and based on momentum factors, as well as the level of volatility.

What helped performance during the period February 15, 2022 to December 31, 2022:

•

Strategic asset allocation tended to be neutral overall. Although the small-cap holdings underperformed the broad market during this period, the Portfolio’s allocation to minimum-volatility global stocks helped offset that factor.

•	Fund selection was a positive factor. Several active managers outperformed their respective benchmarks in both the equity and fixed income markets:

•	In equities, 1290 SmartBeta Equity Fund outperformed the MSCI World Index and 1290 GAMCO Small/Mid Cap Value Fund outperformed the Russell 2000 Value Index.

•	In fixed income, 1290 High Yield Bond Fund outperformed the ICE BofA High Yield Index.

What hurt performance during the period February 15, 2022 to December 31, 2022:

•	Certain tactical shifts that lagged big moves in the U.S. growth market and the emerging markets detracted from performance.

•	Also weighing on performance were some of the actively managed portfolios that underperformed their benchmarks during this period:

•	In equities, AB Small Cap Growth Portfolio lagged the Russell 2000 Growth Index by a wide margin.

•	In fixed income, 1290 Diversified Bond Fund underperformed the Bloomberg Aggregate U.S. Bond Index.

•

At certain points during the second half of the year, the tactical underweighting of equities detracted from performance by not capturing fully advances in the broad-based markets in October and part of November.

•	To a lesser extent, tactical risk-off positioning in the fixed income markets, which favored investment-grade bonds over high-yield bonds, was a negative factor.

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	52.1%
Fixed Income	34.5
Repurchase Agreement	11.7
Investment Companies	1.7

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
1290 Diversified Bond Fund	23.3%
1290 SmartBeta Equity Fund	18.5
Deutsche Bank Securities, Inc.	11.7
1290 GAMCO Small/Mid Cap Value Fund	7.0
iShares MSCI Global Min Vol Factor ETF	6.6
AB Small Cap Growth Portfolio	6.4
iShares Core S&P Total US Stock Market ETF	5.9
1290 High Yield Bond Fund	4.4
iShares Core S&P U.S. Value ETF	4.3
Vanguard Intermediate-Term Corporate Bond ETF	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,003.60	$2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	3.02
Class K
Actual	1,000.00	1,004.70	1.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.48	1.75

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (22.5%)
iShares Core S&P Total US Stock Market ETF (x)	7,830	$663,984
iShares Core S&P U.S. Value ETF (x)	6,905	487,700
iShares MSCI Global Min Vol Factor ETF (x)	7,860	746,857
SPDR Portfolio Developed World ex-US ETF	8,070	239,599
Vanguard FTSE Emerging Markets ETF	2,530	98,620

Total Equity		2,236,760

Fixed Income (7.6%)
iShares Broad USD High Yield Corporate Bond ETF (x)	4,610	159,183
Vanguard Intermediate-Term Corporate Bond ETF (x)	4,320	334,843
Vanguard Total Bond Market ETF	3,780	271,555

Total Fixed Income		765,581

Total Exchange Traded Funds (30.1%) (Cost $3,201,377)		3,002,341

INVESTMENT COMPANIES:
Equity (36.6%)
1290 Essex Small Cap Growth Fund*‡	4,645	46,771
1290 GAMCO Small/Mid Cap Value Fund‡	55,415	788,005
1290 SmartBeta Equity Fund‡	144,449	2,084,404
AB Small Cap Growth Portfolio*‡	13,812	725,953

Total Equity		3,645,133

Fixed Income (31.4%)
1290 Diversified Bond Fund‡	292,659	2,633,932
1290 High Yield Bond Fund‡	61,862	491,181

Total Fixed Income		3,125,113

Total Investment Companies (68.0%) (Cost $7,725,681)		6,770,246

SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	101,880	101,931

Total Investment Companies		201,931

	Principal Amount	Value (Note 1)

Repurchase Agreement (13.2%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $1,319,032, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $1,344,785. (xx)	$1,318,417	1,318,417

Total Short-Term Investments (15.3%) (Cost $1,520,326)		1,520,348

Total Investments in Securities (113.4%) (Cost $12,447,384)		11,292,935
Other Assets Less Liabilities (-13.4%)		(1,331,982)

Net Assets (100%)		$9,960,953

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $1,385,276. This was collateralized by cash of $1,418,417 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the period ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value February 15, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend /Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	4,645	—	48,258	—	—	(1,487)	46,771	—	258
1290 GAMCO Small/Mid Cap Value Fund	55,415	—	957,068	(78,025)	1,273	(92,311)	788,005	1,804	17,574
1290 SmartBeta Equity Fund	144,449	—	2,666,551	(355,010)	(15,678)	(211,459)	2,084,404	22,278	23
AB Small Cap Growth Portfolio*	13,812	—	1,071,084	(101,972)	(2,037)	(241,122)	725,953	—	—
Fixed Income
1290 Diversified Bond Fund	292,659	—	3,135,478	(144,084)	(1,018)	(356,444)	2,633,932	68,303	—
1290 High Yield Bond Fund	61,862	—	598,048	(53,758)	(497)	(52,612)	491,181	23,933	—

Total		—	8,476,487	(732,849)	(17,957)	(955,435)	6,770,246	116,318	17,855

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,002,341	$—	$—	$3,002,341
Investment Companies
Investment Companies	6,770,246	—	—	6,770,246
Short-Term Investments
Investment Companies	201,931	—	—	201,931
Repurchase Agreement	—	1,318,417	—	1,318,417

Total Assets	$9,974,518	$1,318,417	$—	$11,292,935

Total Liabilities	$—	$—	$—	$—

Total	$9,974,518	$1,318,417	$—	$11,292,935

The Portfolio held no derivatives contracts during the period ended December 31, 2022.

Investment security transactions for the period ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,428,660
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,283,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,304
Aggregate gross unrealized depreciation	(1,170,741)

Net unrealized depreciation	$(1,169,437)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,462,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $7,725,681)	$6,770,246
Unaffiliated Issuers (Cost $3,403,286)	3,204,272
Repurchase Agreements (Cost $1,318,417)	1,318,417
Cash	104,299
Receivable from investment manager	9,885
Deferred offering cost	8,331
Securities lending income receivable	596
Dividends, interest and other receivables	372
Receivable for securities sold	8
Other assets	168

Total assets	11,416,594

LIABILITIES
Payable for return of collateral on securities loaned	1,418,417
Distribution fees payable – Class IB	259
Payable for Portfolio shares redeemed	33
Trustees’ fees payable	6
Accrued expenses	36,926

Total liabilities	1,455,641

NET ASSETS	$9,960,953

Net assets were comprised of:
Paid in capital	$11,314,241
Total distributable earnings (loss)	(1,353,288)

Net assets	$9,960,953

Class IB
Net asset value, offering and redemption price per share, $1,212,008 / 139,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.68

Class K
Net asset value, offering and redemption price per share, $8,748,945 / 1,008,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.68

(x)	Includes value of securities on loan of $1,385,276.

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2022*

INVESTMENT INCOME
Dividends ($116,318 of dividend income received from affiliates)	$191,809
Interest	1,387
Securities lending (net)	4,032

Total income	197,228

EXPENSES
Offering costs	56,507
Professional fees	47,694
Administrative fees	29,130
Printing and mailing expenses	23,001
Custodian fees	13,100
Investment management fees	12,581
Distribution fees – Class IB	1,326
Trustees’ fees	233
Miscellaneous	572

Gross expenses	184,144
Less: Waiver from investment manager	(41,711)
Reimbursement from investment manager	(112,823)

Net expenses	29,610

NET INVESTMENT INCOME (LOSS)	167,618

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(17,957) realized gain (loss) from affiliates)	(217,638)
Net distributions of realized gain received from underlying funds ( $17,855 received from affiliates)	18,003

Net realized gain (loss)	(199,635)

Net change in unrealized appreciation (depreciation) on investments in securities ($(955,435) of change in unrealized appreciation (depreciation) from affiliates)	(1,154,449)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,354,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,186,466)

*	The Portfolio commenced operations on February 15, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$167,618
Net realized gain (loss)	(199,635)
Net change in unrealized appreciation (depreciation)	(1,154,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,186,466)

Distributions to shareholders:
Class IB	(19,595)
Class K	(160,895)

Total distributions to shareholders	(180,490)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 141,047 shares ]	1,278,973
Capital shares issued in reinvestment of dividends [ 2,238 shares ]	19,595
Capital shares repurchased [ (3,601) shares ]	(31,554)

Total Class IB transactions	1,267,014

Class K
Capital shares sold [ 990,000 shares ]	9,900,000
Capital shares issued in reinvestment of dividends [ 18,382 shares ]	160,895

Total Class K transactions	10,060,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,327,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,960,953
NET ASSETS:
Beginning of period	—

End of period	$9,960,953

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19
Net realized and unrealized gain (loss)	(1.37)

Total from investment operations	(1.18)

Less distributions:
Dividends from net investment income	(0.14)

Net asset value, end of period	$8.68

Total return (b)	(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)
Before waivers and reimbursements (a)(f)	2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	0.43	%(l)
Portfolio turnover rate^	50	%(z)

Class K	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16
Net realized and unrealized gain (loss)	(1.32)

Total from investment operations	(1.16)

Less distributions:
Dividends from net investment income	(0.16)

Net asset value, end of period	$8.68

Total return (b)	(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)
Before waivers and reimbursements (a)(f)	2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	0.20	%(l)
Portfolio turnover rate^	50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQUITABLE GROWTH MF/ETF PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Total Returns as of 12/31/22

Since Incept.
Portfolio – Class IB Shares*	(11.95)%
Portfolio – Class K Shares*	(11.75)
MSCI ACWI (Net) Index	(14.24)
Equitable Growth MF/ETF Index	(13.09)
Bloomberg U.S. Aggregate Bond Index	(9.23)

* Date of inception 2/15/22. Returns for periods less than one year are not annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (11.95)% for the period ended December 31, 2022. This compares to the following benchmarks over the same period: the MSCI ACWI (Net) Index, Equitable Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index, which returned (14.24)%, (13.09)%, and (9.23)%, respectively.

Portfolio Highlights

Since inception of the Portfolio on February 15, 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends, along with international developed-world equities generally, performed better than the broad U.S. market. Among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

The Portfolio’s total return derives from two aspects of its strategy. The first is the long-term strategic allocation to global equity and fixed income sectors, and the performance of the active managers selected in these categories. The second is its tactical allocation shifts, made generally through passive funds, and based on momentum factors, as well as the level of volatility.

What helped performance during the period February 15, 2022 to December 31, 2022:

•

Strategic asset allocation tended to be neutral overall. Although the small-cap holdings underperformed the broad market during this period, the Portfolio’s allocation to minimum-volatility global stocks helped offset that factor.

•	Fund selection was a positive factor. Several active managers outperformed their respective benchmarks in both the equity and fixed income markets:

•	In equities, 1290 SmartBeta Equity Fund outperformed the MSCI World Index and 1290 GAMCO Small/Mid Cap Value Fund outperformed the Russell 2000 Value Index.

•	In fixed income, 1290 High Yield Bond Fund outperformed the ICE BofA High Yield Index.

What hurt performance during the period February 15, 2022 to December 31, 2022:

•	Certain tactical shifts that lagged big moves in the U.S. growth market and the emerging markets detracted from performance.

•	Also weighing on performance were some of the actively managed portfolios that underperformed their benchmarks during this period:

•	In equities, AB Small Cap Growth Portfolio lagged the Russell 2000 Growth Index by a wide margin.

•	In fixed income, 1290 Diversified Bond Fund underperformed the Bloomberg Aggregate U.S. Bond Index.

•

At certain points during the second half of the year, the tactical underweighting of equities detracted from performance by not capturing fully advances in the broad-based markets in October and part of November.

•	To a lesser extent, tactical risk-off positioning in the fixed income markets, which favored investment-grade bonds over high-yield bonds, was a negative factor.

EQUITABLE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Equity	65.4%
Repurchase Agreement	18.1
Fixed Income	15.5
Investment Company	1.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2022
1290 SmartBeta Equity Fund	27.2%
Deutsche Bank Securities, Inc.	18.1
1290 Diversified Bond Fund	12.1
1290 GAMCO Small/Mid Cap Value Fund	8.6
iShares MSCI Global Min Vol Factor ETF	8.2
AB Small Cap Growth Portfolio	8.0
iShares Core S&P Total US Stock Market ETF	6.7
iShares Core S&P U.S. Value ETF	4.1
1290 High Yield Bond Fund	2.1
Vanguard Intermediate-Term Corporate Bond ETF	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,011.00	$2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.34	2.90
Class K
Actual	1,000.00	1,012.10	1.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.60	1.63

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (25.5%)
iShares Core S&P Total US Stock Market ETF (x)	10,810	$916,688
iShares Core S&P U.S. Value ETF (x)	7,940	560,802
iShares MSCI Global Min Vol Factor ETF (x)	11,770	1,118,386
SPDR Portfolio Developed World ex-US ETF	5,830	173,092
Vanguard FTSE Emerging Markets ETF	2,740	106,805

Total Equity		2,875,773

Fixed Income (1.7%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	2,420	187,574

Total Exchange Traded Funds (27.2%) (Cost $3,256,963)		3,063,347

INVESTMENT COMPANIES:
Equity (53.8%)
1290 Essex Small Cap Growth Fund*‡	6,483	65,284
1290 GAMCO Small/Mid Cap Value Fund‡	82,939	1,179,399
1290 SmartBeta Equity Fund‡	257,538	3,716,272
AB Small Cap Growth Portfolio*‡	20,756	1,090,923

Total Equity		6,051,878

Fixed Income (17.1%)
1290 Diversified Bond Fund‡	182,701	1,644,313
1290 High Yield Bond Fund‡	35,618	282,805

Total Fixed Income		1,927,118

Total Investment Companies (70.9%) (Cost $8,915,524)		7,978,996

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,373	1,373
JPMorgan Prime Money Market Fund, IM Shares	129,993	130,058

Total Investment Companies		131,431

	Principal Amount	Value (Note 1)

Repurchase Agreement (21.9%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,471,085, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,519,331. (xx)	$2,469,932	$2,469,932

Total Short-Term Investments (23.1%) (Cost $2,601,338)		2,601,363

Total Investments in Securities (121.2%) (Cost $14,773,825)		13,643,706
Other Assets Less Liabilities (-21.2%)		(2,382,939)

Net Assets (100%)		$11,260,767

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $2,411,890. This was collateralized by cash of $2,471,305 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the period ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value February 15, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	6,483	—	67,360	—	—	(2,076)	65,284	—	360
1290 GAMCO Small/Mid Cap Value Fund	82,939	—	1,384,280	(88,903)	(432)	(115,546)	1,179,399	2,644	25,880
1290 SmartBeta Equity Fund	257,538	—	4,477,616	(436,328)	(3,815)	(321,201)	3,716,272	38,842	40
AB Small Cap Growth Portfolio*	20,756	—	1,532,251	(121,623)	(704)	(319,001)	1,090,923	—	—
Fixed Income
1290 Diversified Bond Fund	182,701	—	2,000,278	(184,866)	(1,227)	(169,872)	1,644,313	36,505	—
1290 High Yield Bond Fund	35,618	—	948,520	(602,733)	(54,150)	(8,832)	282,805	16,754	—

Total		—	10,410,305	(1,434,453)	(60,328)	(936,528)	7,978,996	94,745	26,280

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,063,347	$—	$—	$3,063,347
Investment Companies
Investment Companies	7,978,996	—	—	7,978,996
Short-Term Investments
Investment Companies	131,431	—	—	131,431
Repurchase Agreement	—	2,469,932	—	2,469,932

Total Assets	$11,173,774	$2,469,932	$—	$13,643,706

Total Liabilities	$—	$—	$—	$—

Total	$11,173,774	$2,469,932	$—	$13,643,706

The Portfolio held no derivatives contracts during the period ended December 31, 2022.

Investment security transactions for the period ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,658,116
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,282,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25
Aggregate gross unrealized depreciation	(1,153,907)

Net unrealized depreciation	$(1,153,882)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,797,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $8,915,524)	$7,978,996
Unaffiliated Issuers (Cost $3,388,369)	3,194,778
Repurchase Agreements (Cost $2,469,932)	2,469,932
Cash	98,718
Receivable from investment manager	8,729
Deferred offering cost	8,179
Receivable for Portfolio shares sold	7,254
Dividends, interest and other receivables	568
Securities lending income receivable	558
Receivable for securities sold	64
Other assets	179

Total assets	13,767,955

LIABILITIES
Payable for return of collateral on securities loaned	2,471,305
Distribution fees payable – Class IB	512
Payable for Portfolio shares redeemed	70
Trustees’ fees payable	7
Accrued expenses	35,294

Total liabilities	2,507,188

NET ASSETS	$11,260,767

Net assets were comprised of:
Paid in capital	$12,567,291
Total distributable earnings (loss)	(1,306,524)

Net assets	$11,260,767

Class IB
Net asset value, offering and redemption price per share, $2,524,758 / 289,882 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.71

Class K
Net asset value, offering and redemption price per share, $8,736,009 / 1,003,090 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.71

(x)	Includes value of securities on loan of $2,411,890.

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2022*

INVESTMENT INCOME
Dividends ($94,745 of dividend income received from affiliates)	$155,144
Interest	1,337
Securities lending (net)	2,675

Total income	159,156

EXPENSES
Offering costs	55,448
Professional fees	47,681
Administrative fees	29,184
Printing and mailing expenses	22,982
Investment management fees	13,082
Custodian fees	11,100
Distribution fees – Class IB	2,185
Trustees’ fees	237
Miscellaneous	272

Gross expenses	182,171
Less: Waiver from investment manager	(42,266)
Reimbursement from investment manager	(110,467)

Net expenses	29,438

NET INVESTMENT INCOME (LOSS)	129,718

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(60,328) realized gain (loss) from affiliates)	(203,202)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	26,280

Net realized gain (loss)	(176,922)

Net change in unrealized appreciation (depreciation) on investments in securities ($(936,528) of change in unrealized appreciation (depreciation) from affiliates)	(1,130,119)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,307,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,177,323)

*	The Portfolio commenced operations on February 15, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$129,718
Net realized gain (loss)	(176,922)
Net change in unrealized appreciation (depreciation)	(1,130,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,177,323)

Distributions to shareholders:
Class IB	(27,496)
Class K	(114,869)

Total distributions to shareholders	(142,365)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 289,678 shares ]	2,564,020
Capital shares issued in reinvestment of dividends [ 3,133 shares ]	27,496
Capital shares repurchased [ (2,930) shares ]	(25,930)

Total Class IB transactions	2,565,586

Class K
Capital shares sold [ 990,000 shares ]	9,900,000
Capital shares issued in reinvestment of dividends [ 13,090 shares ]	114,869

Total Class K transactions	10,014,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,580,455

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,260,767
NET ASSETS:
Beginning of period	—

End of period	$11,260,767

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17
Net realized and unrealized gain (loss)	(1.36)

Total from investment operations	(1.19)

Less distributions:
Dividends from net investment income	(0.10)

Net asset value, end of period	$8.71

Total return (b)	(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)
Before waivers and reimbursements (a)(f)	2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	0.36	%(l)
Portfolio turnover rate^	47	%(z)

Class K	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	(1.28)

Total from investment operations	(1.17)

Less distributions:
Dividends from net investment income	(0.12)

Net asset value, end of period	$8.71

Total return (b)	(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.31	%(j)
Before waivers and reimbursements (a)(f)	1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.27	)%(l)
Portfolio turnover rate^	47	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(17.36)%	3.07%
1290 VT Moderate Growth Allocation Index	(15.30)	5.89
S&P 500® Index	(18.11)	11.27
Bloomberg U.S. 5-10 Year Corporate Bond Index	(13.89)	0.92

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (17.36)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the 1290 VT Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. 5-10 Year Corporate Bond Index, which returned (15.30)%, (18.11)% and (13.89)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

Against this backdrop, the Portfolio underperformed its blended benchmark, with roughly 70% of the negative total return attributable to equity holdings.

What helped performance during the year:

•

From an allocation perspective, the Portfolio’s holdings benchmarked to international equity indexes (the MSCI EAFE Index and the MSCI EAFE IMI Index) relatively outperformed large-cap U.S. equities, mainly on the heels of a strong fourth quarter for non-U.S. stocks.

•

In addition, the Portfolio’s small-cap holdings, which combine holdings benchmarked to the S&P SmallCap 600 Index to those tracking the Russell 2000 Index, also added value, as this increased exposure to the Information Technology, Industrials and Health Care sectors.

What hurt performance during the year:

•

The allocations to risk assets, especially the large-cap and mid-cap U.S. equity market, sold off, as concerns that the Federal Reserve’s tight-money policy would push the economy into recession dominated investor sentiment for most of the year.

•

Similarly, interest-rate sensitive asset classes declined during the year in response to the Federal Reserve’s action, which inverted the yield curve (making short-term interest rates higher than their long-term counterparts) and impacted investment-grade credits in the intermediate-term range.

•	The volatility management and momentum overlays negatively impacted returns.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	7.50
Weighted Average Coupon (%)	3.50
Weighted Average Modified Duration (Years)*	6.20
Weighted Average Rating**	A-

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Exchange Traded Funds	99.6%
Repurchase Agreements	27.5
Investment Companies	1.3
Cash and Other	(28.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,006.70	$5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.95	5.31

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.04%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.5%)
iShares Core MSCI EAFE ETF	325,470	$20,061,971
iShares Core S&P 500 ETF	48,338	18,571,943
iShares Core S&P Mid-Cap ETF	27,150	6,567,314
iShares Core S&P Small-Cap ETF	10,050	951,132
iShares MSCI EAFE ETF	51,860	3,404,090
iShares Russell 2000 ETF (x)	9,825	1,713,087
Vanguard Large-Cap ETF	37,760	6,577,792
Vanguard S&P 500 ETF	53,470	18,786,150

Total Equity		76,633,479

Fixed Income (35.1%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	537,657	41,673,794

Total Exchange Traded Funds (99.6%) (Cost $121,924,178)		118,307,273

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	601,678	601,979

Total Investment Companies		1,601,979

	Principal Amount	Value (Note 1)
Repurchase Agreements (27.5%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $5,979,032, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $6,095,768. (xx)	5,976,243	5,976,243
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $20,009,556, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $20,410,601. (xx)	20,000,000	20,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $5,702,787, collateralized by various Common Stocks; total market value $6,330,686. (xx)	5,700,000	$5,700,000

Total Repurchase Agreements		32,676,243

Total Short-Term Investments (28.8%) (Cost $34,278,041)		34,278,222

Total Investments in Securities (128.4%) (Cost $156,202,219)		152,585,495
Other Assets Less Liabilities (-28.4%)		(33,735,444)

Net Assets (100%)		$118,850,051

(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $32,875,574. This was collateralized by cash of $33,676,243 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$118,307,273	$—	$—	$118,307,273
Short-Term Investments
Investment Companies	1,601,979	—	—	1,601,979
Repurchase Agreements	—	32,676,243	—	32,676,243

Total Assets	$119,909,252	$32,676,243	$—	$152,585,495

Total Liabilities	$—	$—	$—	$—

Total	$119,909,252	$32,676,243	$—	$152,585,495

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$82,031,297
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,015,736

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,777,719
Aggregate gross unrealized depreciation	(6,451,774)

Net unrealized depreciation	$(4,674,055)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,259,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $123,525,976)	$119,909,252
Repurchase Agreements (Cost $32,676,243)	32,676,243
Cash	148,962
Dividends, interest and other receivables	11,698
Receivable for Portfolio shares sold	8,257
Securities lending income receivable	3,363
Other assets	7,294

Total assets	152,765,069

LIABILITIES
Payable for return of collateral on securities loaned	33,676,243
Investment management fees payable	61,764
Payable for Portfolio shares redeemed	52,779
Distribution fees payable – Class IB	25,554
Administrative fees payable	13,286
Accrued expenses	85,392

Total liabilities	33,915,018

NET ASSETS	$118,850,051

Net assets were comprised of:
Paid in capital	$123,524,106
Total distributable earnings (loss)	(4,674,055)

Net assets	$118,850,051

Class IB
Net asset value, offering and redemption price per share, $118,850,051 / 11,181,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.63

(x)	Includes value of securities on loan of $32,875,574.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$2,028,994
Interest	1,820
Securities lending (net)	46,732

Total income	2,077,546

EXPENSES
Investment management fees	594,431
Distribution fees – Class IB	212,296
Administrative fees	105,272
Professional fees	51,867
Printing and mailing expenses	13,024
Custodian fees	5,900
Trustees’ fees	2,498
Miscellaneous	1,346

Gross expenses	986,634
Less: Waiver from investment manager	(101,711)

Net expenses	884,923

NET INVESTMENT INCOME (LOSS)	1,192,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	360,778
Net change in unrealized appreciation (depreciation) on investments in securities	(15,306,138)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,945,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,752,737)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,192,623	$684,854
Net realized gain (loss)	360,778	297,543
Net change in unrealized appreciation (depreciation)	(15,306,138)	6,093,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,752,737)	7,075,915

Distributions to shareholders:
Class IB	(2,320,298)	(580,448)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,129,797 and 2,461,162 shares, respectively ]	24,203,662	31,007,575
Capital shares issued in connection with merger (Note 8) [ 3,075,788 and 0 shares, respectively ]	32,119,785	—
Capital shares issued in reinvestment of dividends and distributions [ 212,110 and 44,712 shares, respectively ]	2,320,298	580,448
Capital shares repurchased [ (356,186) and (165,884) shares, respectively ]	(4,020,256)	(2,109,393)

Total Class IB transactions	54,623,489	29,478,630

Class K (b)
Capital shares repurchased [ 0 and (329,418) shares, respectively ]	—	(3,964,189)

Total Class K transactions	—	(3,964,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	54,623,489	25,514,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,550,454	32,009,908
NET ASSETS:
Beginning of year	80,299,597	48,289,689

End of year	$118,850,051	$80,299,597

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB	2022		2021		2020
Net asset value, beginning of period	$13.12		$11.75		$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.14		0.12		0.25
Net realized and unrealized gain (loss)	(2.43)		1.33		0.58		1.14

Total from investment operations	(2.27)		1.47		0.70		1.39

Less distributions:
Dividends from net investment income	(0.13)		(0.10)		(0.11)		(0.13)
Distributions from net realized gains	(0.09)		—		—	#	(0.10)

Total dividends and distributions	(0.22)		(0.10)		(0.11)		(0.23)

Net asset value, end of period	$10.63		$13.12		$11.75		$11.16

Total return (b)	(17.36)%		12.51%		6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$118,850		$80,300		$44,418		$19,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04	%(j)	1.04	%(k)	1.03	%(k)	1.04	%(k)
Before waivers (a)(f)	1.16%		1.18%		1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.40%		1.12%		1.15%		2.48	%(l)
Before waivers (a)(f)(x)	1.28%		0.98%		0.90%		1.65	%(l)
Portfolio turnover rate^	73%		7%		69%		50	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.75		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.23
Net realized and unrealized gain (loss)	0.29		0.59		1.19

Total from investment operations	0.28		0.72		1.42

Less distributions:
Dividends from net investment income	—		(0.14)		(0.15)
Distributions from net realized gains	—		—	#	(0.10)

Total dividends and distributions	—		(0.14)		(0.25)

Net asset value, end of period	$12.03		$11.75		$11.17

Total return (b)	2.38%		6.48%		14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$3,872		$5,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(k)	0.78	%(k)	0.89	%(k)
Before waivers (a)(f)	0.96%		1.04%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		1.17%		2.27	%(l)
Before waivers (a)(f)(x)	(0.37)%		0.91%		1.38	%(l)
Portfolio turnover rate^	7%		69%		50	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(11.40)%	(0.27)%	(0.09)%
Portfolio – Class K Shares*	(11.17)	(0.02)	0.15
ICE BofA US 3-Month Treasury Bill Index	1.47	1.27	1.27

* Date of inception 11/13/17. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (11.40)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the ICE BofA US 3-Month Treasury Bill Index, which returned 1.47% over the same period.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among alternative strategies, which tend not to be correlated with traditional stocks and bonds, there was a wide dispersion of returns — between oil-related strategies, which soared, and interest-rate sensitive sectors, which fell.

Against this backdrop, the Portfolio underperformed its cash benchmark, with performance net of fees that outperformed the stock market (as measured by the S&P 500 Index) and the bond market (as measured by the Bloomberg Aggregate U.S. Bond Index).

What helped performance during the year:

•

The Portfolio’s exposure to the energy and agriculture segments of the commodities sector added to performance. Global supply shortages, due in part to the Russian invasion of Ukraine, drove the prices of commodities higher over the year.

•	The momentum overlay was additive to performance by overweighting relatively outperforming sectors such as commodities — and underweighting underperforming asset classes such as long/short equity.

What hurt performance during the year:

•	The Portfolio’s exposure to long/short equity strategies, particularly within the retail sector, was a drag on performance.

•	Positions in global real estate suffered in 2022, as these securities felt the crunch from falling equity markets coupled with the negative impact of higher interest rates on real estate activity.

•	Similarly, convertible bond holdings, which normally combine the income-producing benefits of bonds with the capital appreciation potential of equities, were under strain in 2022.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Alternatives	37.1%
Fixed Income	27.7
Equity	18.0
Commodity	15.3
Repurchase Agreement	1.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2022
IQ Merger Arbitrage ETF	17.0%
WisdomTree Managed Futures Strategy Fund	14.5
Vanguard Short-Term Inflation-Protected Securities ETF	14.2
iShares Convertible Bond ETF	13.6
iShares Core US REIT ETF	6.0
JPMorgan Equity Premium Income ETF	6.0
Vanguard Global ex-U.S. Real Estate ETF	5.9
ProShares Long Online/Short Stores ETF	5.6
Invesco DB Precious Metals Fund	4.5
Invesco DB Agriculture Fund	3.8

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$969.50	$5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class K
Actual	1,000.00	971.00	4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (37.6%)
IQ Merger Arbitrage ETF (x)*	39,290	$1,246,672
ProShares Long Online/Short Stores ETF*	13,930	411,524
ProShares RAFI Long/Short, Escrow Shares (r)*	8,820	—
WisdomTree Managed Futures Strategy Fund	33,560	1,058,315

Total Alternatives		2,716,511

Commodity (15.5%)
Invesco DB Agriculture Fund	13,960	281,294
Invesco DB Energy Fund	11,790	267,279
Invesco DB Gold Fund	4,750	241,397
Invesco DB Precious Metals Fund	6,830	328,168

Total Commodity		1,118,138

Equity (18.2%)
iShares Core US REIT ETF	8,930	441,588
JPMorgan Equity Premium Income ETF (x)	8,090	440,824
Vanguard Global ex-U.S. Real Estate ETF	10,490	433,657

Total Equity		1,316,069

Fixed Income (28.1%)
iShares Convertible Bond ETF (x)	14,300	993,421
Vanguard Short-Term Inflation-Protected Securities ETF (x)	22,200	1,036,962

Total Fixed Income		2,030,383

Total Exchange Traded Funds (99.4%) (Cost $8,409,460)		7,181,101

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (2.0%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $141,241, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $143,999. (xx)	$141,175	141,175

Total Short-Term Investment (2.0%) (Cost $141,175)		141,175

Total Investments in Securities (101.4%) (Cost $8,550,635)		7,322,276
Other Assets Less Liabilities (-1.4%)		(95,379)

Net Assets (100%)		$7,226,897

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $331,977. This was collateralized by $199,989 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 1/12/23 - 11/15/51 and by cash of $141,175 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	—	222,606	53,685	(292,701)	(30,768)	47,178	—	409	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,181,101	$—	$—	(a)	$7,181,101
Short-Term Investment
Repurchase Agreement	—	141,175	—		141,175

Total Assets	$7,181,101	$141,175	$—		$7,322,276

Total Liabilities	$—	$—	$—		$—

Total	$7,181,101	$141,175	$—		$7,322,276

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,067,445
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,264,455

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,935
Aggregate gross unrealized depreciation	(1,440,894)

Net unrealized depreciation	$(1,291,959)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,614,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $8,409,460)	$7,181,101
Repurchase Agreements (Cost $141,175)	141,175
Cash	113,408
Dividends, interest and other receivables	4,263
Securities lending income receivable	1,093
Receivable for Portfolio shares sold	958
Other assets	11,402

Total assets	7,453,400

LIABILITIES
Payable for return of collateral on securities loaned	141,175
Payable for securities purchased	42,526
Accrued professional fees	38,458
Distribution fees payable – Class IB	484
Administrative fees payable	267
Payable for Portfolio shares redeemed	65
Accrued expenses	3,528

Total liabilities	226,503

NET ASSETS	$7,226,897

Net assets were comprised of:
Paid in capital	$8,496,407
Total distributable earnings (loss)	(1,269,510)

Net assets	$7,226,897

Class IB
Net asset value, offering and redemption price per share, $2,287,520 / 274,254 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.34

Class K
Net asset value, offering and redemption price per share, $4,939,377 / 592,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.34

(x)	Includes value of securities on loan of $331,977.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($409 of dividend income received from affiliates)	$186,059
Interest	831
Securities lending (net)	12,804

Total income	199,694

EXPENSES
Professional fees	42,864
Investment management fees	35,640
Administrative fees	30,318
Printing and mailing expenses	10,848
Custodian fees	6,400
Distribution fees – Class IB	4,805
Trustees’ fees	227
Miscellaneous	189

Gross expenses	131,291
Less: Waiver from investment manager	(65,928)

Net expenses	65,363

NET INVESTMENT INCOME (LOSS)	134,331

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(30,768) realized gain (loss) from affiliates)	60,259
Net change in unrealized appreciation (depreciation) on investments in securities ($47,178 of change in unrealized appreciation (depreciation) from affiliates)	(1,020,069)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(959,810)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(825,479)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$134,331	$214,727
Net realized gain (loss)	60,259	660,647
Net change in unrealized appreciation (depreciation)	(1,020,069)	(679,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(825,479)	196,263

Distributions to shareholders:
Class IB	(114,898)	(128,742)
Class K	(299,857)	(415,992)

Total distributions to shareholders	(414,755)	(544,734)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 173,603 and 70,049 shares, respectively ]	1,591,759	764,119
Capital shares issued in reinvestment of dividends and distributions [ 13,462 and 13,051 shares, respectively ]	114,898	128,742
Capital shares repurchased [ (93,165) and (10,983) shares, respectively ]	(896,457)	(118,032)

Total Class IB transactions	810,200	774,829

Class K
Capital shares issued in reinvestment of dividends and distributions [ 35,073 and 42,164 shares, respectively ]	299,857	415,992

Total Class K transactions	299,857	415,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,110,057	1,190,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	(130,177)	842,350
NET ASSETS:
Beginning of year	7,357,074	6,514,724

End of year	$7,226,897	$7,357,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020		2019		2018
Net asset value, beginning of year	$9.98	$10.45		$10.06		$9.53		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17	0.35		0.05		0.25		0.19
Net realized and unrealized gain (loss)	(1.30)	(0.03)		0.40		0.48		(0.60)

Total from investment operations	(1.13)	0.32		0.45		0.73		(0.41)

Less distributions:
Dividends from net investment income	(0.18)	(0.30)		(0.06)		(0.20)		(0.10)
Distributions from net realized gains	(0.33)	(0.49)		—		—		(0.01)
Return of capital	—	—		—	#	—		—

Total dividends and distributions	(0.51)	(0.79)		(0.06)		(0.20)		(0.11)

Net asset value, end of year	$8.34	$9.98		$10.45		$10.06		$9.53

Total return	(11.40)%	3.09%		4.54%		7.72%		(4.06)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,288	$1,799		$1,132		$625		$111
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.14	%(j)	1.06	%(k)	1.04	%(g)(m)	1.04	%(k)
Before waivers and reimbursements (f)	2.08%	2.08%		2.44%		2.88%		3.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.83%	3.22%		0.49%		2.50%		1.90%
Before waivers and reimbursements (f)(x)	0.85%	2.28%		(0.89)%		0.66%		(0.58)%
Portfolio turnover rate^	32%	61%		16%		4%		5%

	Year Ended December 31,
Class K	2022	2021		2020		2019		2018
Net asset value, beginning of year	$9.98	$10.46		$10.06		$9.53		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18	0.32		0.06		0.16		0.20
Net realized and unrealized gain (loss)	(1.29)	0.01		0.43		0.60		(0.58)

Total from investment operations	(1.11)	0.33		0.49		0.76		(0.38)

Less distributions:
Dividends from net investment income	(0.20)	(0.32)		(0.07)		(0.23)		(0.13)
Distributions from net realized gains	(0.33)	(0.49)		—		—		(0.01)
Return of capital	—	—		(0.02)		—		—

Total dividends and distributions	(0.53)	(0.81)		(0.09)		(0.23)		(0.14)

Net asset value, end of year	$8.34	$9.98		$10.46		$10.06		$9.53

Total return	(11.17)%	3.22%		4.88%		7.99%		(3.82)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,939	$5,558		$5,383		$5,134		$4,755
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.89	%(j)	0.81	%(k)	0.80	%(g)(m)	0.79	%(k)
Before waivers and reimbursements (f)	1.76%	1.76%		2.11%		2.22%		3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.91%	2.98%		0.60%		1.60%		1.99%
Before waivers and reimbursements (f)(x)	1.00%	2.11%		(0.70)%		0.17%		(0.42)%
Portfolio turnover rate^	32%	61%		16%		4%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(20.99)%	5.68%	6.28%
Portfolio – Class K Shares*	(20.74)	5.94	6.55
Bloomberg U.S. Convertible Liquid Bond Index	(20.06)	8.94	9.08

* Date of inception 10/28/13.

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (20.99)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Convertible Liquid Bond Index which returned (20.06)% over the same period.

Portfolio Highlights

As we look back on 2022, there were some things no one could predict, like the war in Ukraine, whose impact on fixed income markets was mostly limited to emerging markets and global indices. Throughout 2022 the Federal Reserve (Fed) hiked rates by a total of 4.25%, and another two hikes are still expected for 2023! The Fed made good on their claims that they would stop at nothing to curb inflation. To their credit, inflation has come down to 7.1% in November, but this is still well away from their 2% target, hence the anticipation of more hikes going forward.

The fixed income markets responded violently to the Fed’s aggressive hiking cycle. U.S. Treasury yields surged, albeit unevenly, resulting in a curve inversion in June that deepened throughout the second half of the year — a telltale sign of impending recession. Bonds had one of their worst years in history, with all major U.S. indices posting negative returns for the majority of the twelve months.

As this is an index Portfolio, primary factors that affected markets also affected the Portfolio’s performance. The main macroeconomic factor that contributed to Portfolio performance was the Federal Reserve’s aggressive rate hiking cycle as a response to elevated inflation. All major U.S. bond indices experienced negative returns during the year. Investment grade corporate bonds, though supported by strong technicals and consistent issuance, experienced heightened volatility amid inflationary concerns. Risk assets were also highly volatile throughout the period as investors weighed the forward path of interest rates, with the S&P 500 Index down 18.1% for the year.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	N/A
Weighted Average Coupon (%)	1.89
Weighted Average Modified Duration (Years)*	2.12
Weighted Average Rating**	BAA3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	29.0%
Health Care	15.2
Consumer Discretionary	14.7
Communication Services	12.3
Utilities	7.5
Industrials	7.3
Financials	7.3
Repurchase Agreements	4.4
Energy	1.8
Real Estate	1.7
Materials	1.7
Investment Company	1.0
Consumer Staples	0.9
Cash and Other	(4.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,013.00	$4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	1,014.40	3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $—)	2	$123

CONVERTIBLE PREFERRED STOCKS:
Communication Services (1.2%)
Media (0.1%)
Paramount Global 5.750%	1,295	32,077

Wireless Telecommunication Services (1.1%)
2020 Cash Mandatory Exchangeable Trust 5.250%*§	370	423,287

Total Communication Services		455,364

Consumer Discretionary (0.6%)
Auto Components (0.6%)
Aptiv plc 5.500%	2,090	224,299

Total Consumer Discretionary		224,299

Financials (4.9%)
Banks (3.8%)
Bank of America Corp. 7.250%(y)	550	638,000
Wells Fargo & Co. 7.500%(y)	695	823,575

		1,461,575

Capital Markets (0.8%)
AMG Capital Trust II 5.150%	1,115	57,423
KKR Group Co., Inc. 6.000%	4,205	240,736

		298,159

Diversified Financial Services (0.3%)
2020 Mandatory Exchangeable Trust 6.500%§	135	119,167

Total Financials		1,878,901

Health Care (2.3%)
Health Care Equipment & Supplies (1.2%)
Becton Dickinson and Co. 6.000%	5,000	250,400
Boston Scientific Corp. 5.500%	1,775	203,806

		454,206

Life Sciences Tools & Services (1.0%)
Danaher Corp. 5.000%(x)	290	393,399

Pharmaceuticals (0.1%)
Elanco Animal Health, Inc. 5.000%	2,140	41,794

Total Health Care		889,399

Industrials (1.5%)
Commercial Services & Supplies (0.4%)
GFL Environmental, Inc. 6.000%	2,310	149,434

Construction & Engineering (0.5%)
Fluor Corp. 6.500%(y)	125	205,434

Machinery (0.4%)
Chart Industries, Inc. 6.750%*	1,000	50,640
RBC Bearings, Inc. 5.000%	900	92,322

		142,962

Professional Services (0.2%)
Clarivate plc 5.250%	2,200	83,336

Total Industrials		581,166

Information Technology (0.1%)
Electronic Equipment, Instruments & Components (0.1%)
Coherent Corp. 6.000%	295	47,170

Total Information Technology		47,170

Materials (0.8%)
Metals & Mining (0.8%)
ArcelorMittal SA 5.500% (x)	4,520	279,969

Total Materials		279,969

Utilities (5.8%)
Electric Utilities (4.6%)
American Electric Power Co., Inc. 6.125%	3,180	164,025
NextEra Energy, Inc. 5.279%	23,630	1,192,798
PG&E Corp. 5.500%	2,725	393,054

		1,749,877

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The) 6.875%	1,925	196,369

Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp. 7.750%	3,945	94,167
NiSource, Inc. 7.750%	1,675	172,961

		267,128

Total Utilities		2,213,374

Total Convertible Preferred Stocks (17.2%) (Cost $7,512,463)		6,569,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (82.2%)
Communication Services (11.1%)
Diversified Telecommunication Services (0.2%)
Liberty Latin America Ltd. 2.000%, 7/15/24	$65,000	$57,688

Entertainment (3.9%)
Bilibili, Inc. 1.375%, 4/1/26	60,000	69,708
0.500%, 12/1/26	233,000	171,255
1.250%, 6/15/27	145,000	143,463
Cinemark Holdings, Inc. 4.500%, 8/15/25	80,000	76,406
iQIYI, Inc. 2.000%, 4/1/25	195,000	158,438
4.000%, 12/15/26	170,000	104,550
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27§	78,000	74,529
Live Nation Entertainment, Inc. 2.500%, 3/15/23	70,000	74,414
2.000%, 2/15/25	60,000	58,890
Sea Ltd. 2.375%, 12/1/25	185,000	180,726
0.250%, 9/15/26	520,000	380,900

		1,493,279

Interactive Media & Services (2.2%)
fuboTV, Inc. 3.250%, 2/15/26	45,000	20,475
Hello Group, Inc. 1.250%, 7/1/25	100,000	95,122
JOYY, Inc. 0.750%, 6/15/25	70,000	66,850
1.375%, 6/15/26	90,000	78,210
Snap, Inc. 0.250%, 5/1/25	55,000	49,748
0.750%, 8/1/26	110,000	93,170
(Zero Coupon), 5/1/27	225,000	157,162
0.125%, 3/1/28§	300,000	200,250
Ziff Davis, Inc. 1.750%, 11/1/26§	90,000	89,730

		850,717

Media (4.8%)
Cable One, Inc.
(Zero Coupon), 3/15/26	140,000	109,970
DISH Network Corp. 2.375%, 3/15/24(x)	215,000	193,715
(Zero Coupon), 12/15/25	330,000	210,540
3.375%, 8/15/26	545,000	341,442
Liberty Broadband Corp. 1.250%, 9/30/50 (x)§	125,000	120,625
2.750%, 9/30/50§	140,000	136,353
Liberty Interactive LLC 4.000%, 11/15/29	50,000	16,750
3.750%, 2/15/30	59,929	20,376
1.750%, 9/30/46§	35,000	33,880
Liberty Media Corp. 1.375%, 10/15/23	150,000	184,725
2.125%, 3/31/48§	40,000	37,520
2.750%, 12/1/49 (x)§	150,000	136,725
0.500%, 12/1/50§	190,000	189,479
Magnite, Inc. 0.250%, 3/15/26	80,000	61,352
TechTarget, Inc.
(Zero Coupon), 12/15/26§	72,000	54,648

		1,848,100

Total Communication Services		4,249,784

Consumer Discretionary (14.1%)
Auto Components (0.4%)
LCI Industries 1.125%, 5/15/26	100,000	84,250
Luminar Technologies, Inc. 1.250%, 12/15/26§	100,000	55,880

		140,130

Automobiles (2.6%)
Fisker, Inc. 2.500%, 9/15/26§	100,000	48,000
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	396,270
Li Auto, Inc. 0.250%, 5/1/28	155,000	155,852
Lucid Group, Inc. 1.250%, 12/15/26§	375,000	191,437
NIO, Inc.
(Zero Coupon), 2/1/26(x)	145,000	126,513
0.500%, 2/1/27	100,000	74,880

		992,952

Diversified Consumer Services (0.7%)
2U, Inc. 2.250%, 5/1/25	60,000	38,790
Chegg, Inc. 0.125%, 3/15/25	95,000	86,688
(Zero Coupon), 9/1/26	130,000	101,972
Stride, Inc. 1.125%, 9/1/27	60,000	53,436

		280,886

Hotels, Restaurants & Leisure (5.3%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	300,395
Booking Holdings, Inc. 0.750%, 5/1/25(x)	145,000	193,126
Carnival Corp. 5.750%, 10/1/24	75,000	82,575
5.750%, 12/1/27§	175,000	156,275
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	225,000	139,163
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	152,413
H World Group Ltd. 3.000%, 5/1/26	100,000	121,550
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	121,875
3.250%, 12/15/27§	83,000	81,962
NCL Corp. Ltd. 5.375%, 8/1/25	100,000	100,850
1.125%, 2/15/27	132,000	89,602
2.500%, 2/15/27§	121,000	86,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Royal Caribbean Cruises Ltd. 4.250%, 6/15/23	$75,000	$74,419
6.000%, 8/15/25§	180,000	226,080
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	97,387

		2,024,489

Internet & Direct Marketing Retail (4.2%)
Etsy, Inc. 0.125%, 10/1/26	125,000	193,063
0.125%, 9/1/27 (x)	110,000	109,725
0.250%, 6/15/28	175,000	149,415
Farfetch Ltd. 3.750%, 5/1/27	55,000	41,250
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	84,675
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	70,850
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	103,440
MercadoLibre, Inc. 2.000%, 8/15/28	80,000	162,120
Pinduoduo, Inc.
(Zero Coupon), 12/1/25	345,000	319,988
Porch Group, Inc. 0.750%, 9/15/26§	71,000	38,708
Wayfair, Inc. 0.625%, 10/1/25	215,000	138,997
1.000%, 8/15/26	180,000	101,934
3.250%, 9/15/27§	142,000	108,275

		1,622,440

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	175,000	124,043

Specialty Retail (0.6%)
Burlington Stores, Inc. 2.250%, 4/15/25	85,000	97,750
National Vision Holdings, Inc. 2.500%, 5/15/25	55,000	75,465
Vroom, Inc. 0.750%, 7/1/26	130,000	45,500

		218,715

Total Consumer Discretionary		5,403,655

Consumer Staples (0.9%)
Food Products (0.5%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	58,190
Post Holdings, Inc. 2.500%, 8/15/27§	119,000	124,974

		183,164

Personal Products (0.4%)
Beauty Health Co. (The) 1.250%, 10/1/26§	118,000	89,208
Herbalife Nutrition Ltd. 2.625%, 3/15/24	75,000	69,150

		158,358

Total Consumer Staples		341,522

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
EQT Corp. 1.750%, 5/1/26	70,000	162,540
Northern Oil and Gas, Inc. 3.625%, 4/15/29§	93,000	99,975
Pioneer Natural Resources Co. 0.250%, 5/15/25	180,000	419,760

Total Energy		682,275

Financials (2.4%)
Banks (0.3%)
BofA Finance LLC 0.600%, 5/25/27	100,000	114,793

Capital Markets (1.1%)
Ares Capital Corp. 4.625%, 3/1/24	50,000	53,031
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	138,385
JPMorgan Chase Financial Co. LLC 0.250%, 5/1/23§	130,000	132,275
0.500%, 6/15/27	65,000	78,683

		402,374

Consumer Finance (0.7%)
LendingTree, Inc. 0.500%, 7/15/25	120,000	87,312
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26 (x)§	198,000	135,531
Upstart Holdings, Inc. 0.250%, 8/15/26	92,000	48,300

		271,143

Diversified Financial Services (0.3%)
JPMorgan Chase Bank NA 0.125%, 1/1/23§	120,000	119,520

Total Financials		907,830

Health Care (12.9%)
Biotechnology (5.3%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27§	192,000	207,840
Ascendis Pharma A/S 2.250%, 4/1/28§	92,000	94,119
BioMarin Pharmaceutical, Inc. 0.599%, 8/1/24	85,000	90,210
1.250%, 5/15/27 (x)	130,000	139,693
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	60,075
2.250%, 2/1/29	100,000	37,188
Cytokinetics, Inc. 3.500%, 7/1/27§	100,000	114,650
Exact Sciences Corp. 1.000%, 1/15/25	20,000	20,510
0.375%, 3/15/27	110,000	90,750
0.375%, 3/1/28	270,000	211,626
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	135,538
1.000%, 8/15/28§	138,000	162,581
Insmed, Inc. 0.750%, 6/1/28	80,000	66,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Intercept Pharmaceuticals, Inc. 3.250%, 7/1/23	$14,000	$13,720
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	95,000	86,270
(Zero Coupon), 4/1/26	105,000	96,928
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	70,000	130,760
1.250%, 9/15/27§	220,000	253,550

		2,012,008

Health Care Equipment & Supplies (4.4%)
CONMED Corp. 2.250%, 6/15/27§	115,000	104,765
Dexcom, Inc. 0.750%, 12/1/23	135,000	371,790
0.250%, 11/15/25 (x)	205,000	222,937
Envista Holdings Corp. 2.375%, 6/1/25	90,000	151,110
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	78,499
Insulet Corp. 0.375%, 9/1/26	145,000	204,740
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	105,000	101,798
Lantheus Holdings, Inc. 2.625%, 12/15/27§	86,000	86,593
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	105,828
NuVasive, Inc. 1.000%, 6/1/23	110,000	107,662
0.375%, 3/15/25	60,000	52,560
Omnicell, Inc. 0.250%, 9/15/25	115,000	100,280
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	9,975

		1,698,537

Health Care Providers & Services (0.8%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	130,599
Invitae Corp. 2.000%, 9/1/24	40,000	31,500
Oak Street Health, Inc.
(Zero Coupon), 3/15/26	170,000	128,680

		290,779

Health Care Technology (0.5%)
Livongo Health, Inc. 0.875%, 6/1/25	110,000	96,118
Teladoc Health, Inc. 1.250%, 6/1/27	135,000	103,706

		199,824

Life Sciences Tools & Services (0.5%)
CryoPort, Inc. 0.750%, 12/1/26§	72,000	52,783
Illumina, Inc.
(Zero Coupon), 8/15/23	150,000	144,897

		197,680

Pharmaceuticals (1.4%)
Aphria, Inc. 5.250%, 6/1/24§	40,000	37,947
Jazz Investments I Ltd. 1.500%, 8/15/24	120,000	118,125
2.000%, 6/15/26 (x)	190,000	225,862
Pacira BioSciences, Inc. 0.750%, 8/1/25	70,000	63,044
Supernus Pharmaceuticals, Inc. 0.625%, 4/1/23	75,000	73,687

		518,665

Total Health Care		4,917,493

Industrials (5.8%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc. 0.500%, 12/15/27§	135,000	133,785
Parsons Corp. 0.250%, 8/15/25	55,000	62,507
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	23,559

		219,851

Air Freight & Logistics (0.5%)
ZTO Express Cayman, Inc. 1.500%, 9/1/27§	194,000	204,961

Airlines (2.1%)
American Airlines Group, Inc. 6.500%, 7/1/25	185,000	194,990
Copa Holdings SA 4.500%, 4/15/25	50,000	85,052
GOL Equity Finance SA 3.750%, 7/15/24§	55,000	26,208
JetBlue Airways Corp. 0.500%, 4/1/26 (x)	135,000	98,425
Southwest Airlines Co. 1.250%, 5/1/25 (x)	290,000	348,290
Spirit Airlines, Inc. 1.000%, 5/15/26	70,000	56,350

		809,315

Electrical Equipment (0.4%)
Array Technologies, Inc. 1.000%, 12/1/28	75,000	76,238
Stem, Inc. 0.500%, 12/1/28§	88,000	55,334
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	34,550

		166,122

Machinery (0.9%)
3D Systems Corp.
(Zero Coupon), 11/15/26	83,000	56,606
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	90,000	79,335
John Bean Technologies Corp. 0.250%, 5/15/26	50,000	42,925
Middleby Corp. (The) 1.000%, 9/1/25	130,000	152,815

		331,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Professional Services (0.6%)
KBR, Inc. 2.500%, 11/1/23	$70,000	$147,595
Upwork, Inc. 0.250%, 8/15/26	86,000	64,488

		212,083

Road & Rail (0.7%)
Lyft, Inc. 1.500%, 5/15/25	125,000	110,058
Uber Technologies, Inc.
(Zero Coupon), 12/15/25 (x)	180,000	151,606

		261,664

Total Industrials		2,205,677

Information Technology (28.9%)
Communications Equipment (1.1%)
Infinera Corp. 3.750%, 8/1/28§	75,000	92,955
Lumentum Holdings, Inc. 0.250%, 3/15/24	105,000	110,408
0.500%, 12/15/26	165,000	141,487
0.500%, 6/15/28§	125,000	94,613

		439,463

Electronic Equipment, Instruments & Components (0.6%)
Insight Enterprises, Inc. 0.750%, 2/15/25	70,000	105,070
Itron, Inc.
(Zero Coupon), 3/15/26	60,000	49,128
Vishay Intertechnology, Inc. 2.250%, 6/15/25	60,000	57,906

		212,104

IT Services (8.0%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	303,000	166,650
Akamai Technologies, Inc. 0.125%, 5/1/25	200,000	210,000
0.375%, 9/1/27	210,000	202,230
Block, Inc. 0.500%, 5/15/23	110,000	114,015
0.125%, 3/1/25	180,000	171,225
(Zero Coupon), 5/1/26	65,000	52,618
0.250%, 11/1/27	90,000	67,837
Cloudflare, Inc.
(Zero Coupon), 8/15/26	200,000	163,000
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	269,000	201,077
Euronet Worldwide, Inc. 0.750%, 3/15/49	115,000	108,747
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	94,250
MongoDB, Inc. 0.250%, 1/15/26	225,000	263,813
Okta, Inc. 0.125%, 9/1/25	205,000	180,092
0.375%, 6/15/26	160,000	134,400
Perficient, Inc. 0.125%, 11/15/26	69,000	53,302
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	51,122
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	99,062
0.500%, 8/1/27	129,000	108,554
Shopify, Inc. 0.125%, 11/1/25	165,000	140,869
Spotify USA, Inc.
(Zero Coupon), 3/15/26	285,000	229,425
Vnet Group, Inc.
(Zero Coupon), 2/1/26	110,000	89,100
Wix.com Ltd.
(Zero Coupon), 7/1/23	100,000	97,130
(Zero Coupon), 8/15/25	75,000	63,150

		3,061,668

Semiconductors & Semiconductor Equipment (3.7%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	90,120
(Zero Coupon), 3/1/28	120,000	140,328
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	55,000	54,422
Microchip Technology, Inc. 0.125%, 11/15/24 (x)	135,000	144,788
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	185,500
Silicon Laboratories, Inc. 0.625%, 6/15/25	75,000	93,705
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	110,000	136,565
Wolfspeed, Inc. 1.750%, 5/1/26	100,000	160,650
0.250%, 2/15/28 (x)§	130,000	112,385
1.875%, 12/1/29§	324,000	291,762

		1,410,225

Software (14.7%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	93,369
Alteryx, Inc. 0.500%, 8/1/24	55,000	50,428
1.000%, 8/1/26	90,000	74,700
Bentley Systems, Inc. 0.125%, 1/15/26	115,000	104,880
0.375%, 7/1/27	100,000	81,400
Bill.com Holdings, Inc.
(Zero Coupon), 12/1/25	215,000	219,945
(Zero Coupon), 4/1/27	101,000	79,841
Blackline, Inc. 0.125%, 8/1/24	35,000	38,805
(Zero Coupon), 3/15/26 (x)	220,000	187,412
Ceridian HCM Holding, Inc. 0.250%, 3/15/26	120,000	105,180
Confluent, Inc.
(Zero Coupon), 1/15/27	235,000	177,425
Coupa Software, Inc. 0.125%, 6/15/25	100,000	96,630
0.375%, 6/15/26	280,000	269,220
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	115,000	121,690
Datadog, Inc. 0.125%, 6/15/25	110,000	120,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
DocuSign, Inc.
(Zero Coupon), 1/15/24	$135,000	$126,900
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	121,905
(Zero Coupon), 3/1/28	100,000	89,100
Envestnet, Inc. 0.750%, 8/15/25	50,000	45,125
2.625%, 12/1/27§	118,000	126,614
Everbridge, Inc.
(Zero Coupon), 3/15/26	40,000	33,952
Five9, Inc. 0.500%, 6/1/25	145,000	132,820
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	50,903
HubSpot, Inc. 0.375%, 6/1/25	70,000	86,240
InterDigital, Inc. 3.500%, 6/1/27§	91,000	85,995
Jamf Holding Corp. 0.125%, 9/1/26	66,000	54,318
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	46,352
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	110,000	24,547
MicroStrategy, Inc. 0.750%, 12/15/25	115,000	53,130
(Zero Coupon), 2/15/27	140,000	50,932
New Relic, Inc. 0.500%, 5/1/23	65,000	63,570
Nice Ltd.
(Zero Coupon), 9/15/25	110,000	103,675
Nutanix, Inc. 0.250%, 10/1/27	85,000	71,103
Palo Alto Networks, Inc. 0.750%, 7/1/23	315,000	497,700
0.375%, 6/1/25	345,000	509,392
Pegasystems, Inc. 0.750%, 3/1/25	105,000	89,972
Progress Software Corp. 1.000%, 4/15/26	40,000	40,880
Q2 Holdings, Inc. 0.125%, 11/15/25	50,000	41,155
Rapid7, Inc. 0.250%, 3/15/27	85,000	66,384
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	150,281
(Zero Coupon), 3/15/26	95,000	74,575
Splunk, Inc. 0.500%, 9/15/23	105,000	101,167
1.125%, 9/15/25	155,000	145,933
1.125%, 6/15/27	245,000	206,731
Tyler Technologies, Inc. 0.250%, 3/15/26	85,000	78,965
Unity Software, Inc.
(Zero Coupon), 11/15/26	279,000	208,831
Zscaler, Inc. 0.125%, 7/1/25	205,000	215,250

		5,615,359

Technology Hardware, Storage & Peripherals (0.8%)
Pure Storage, Inc. 0.125%, 4/15/23	110,000	118,415
Western Digital Corp. 1.500%, 2/1/24 (e)	185,000	176,212

		294,627

Total Information Technology		11,033,446

Materials (0.9%)
Chemicals (0.1%)
Amyris, Inc. 1.500%, 11/15/26	95,000	29,830

Metals & Mining (0.8%)
MP Materials Corp. 0.250%, 4/1/26§	145,000	126,694
United States Steel Corp. 5.000%, 11/1/26	95,000	190,000

		316,694

Total Materials		346,524

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	111,038

Real Estate Management & Development (1.4%)
Opendoor Technologies, Inc. 0.250%, 8/15/26§	150,000	58,544
Realogy Group LLC 0.250%, 6/15/26	85,000	59,415
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	76,782
0.500%, 4/1/27	80,000	36,560
Zillow Group, Inc. 0.750%, 9/1/24	140,000	144,760
2.750%, 5/15/25	110,000	104,610
1.375%, 9/1/26	65,000	65,487

		546,158

Total Real Estate		657,196

Utilities (1.7%)
Electric Utilities (0.2%)
NRG Energy, Inc. 2.750%, 6/1/48	95,000	93,908

Independent Power and Renewable Electricity Producers (1.3%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	65,695
(Zero Coupon), 11/15/25§	115,000	114,310
2.500%, 6/15/26§	100,000	93,300
Ormat Technologies, Inc. 2.500%, 7/15/27§	68,000	79,084
Sunnova Energy International, Inc. 0.250%, 12/1/26	80,000	61,880
2.625%, 2/15/28§	97,000	78,327

		492,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Multi-Utilities (0.2%)
CenterPoint Energy, Inc. 3.369%, 9/15/29(e)	$200,000	$81,756

Total Utilities		668,260

Total Convertible Bonds		31,413,662

Total Long-Term Debt Securities (82.2%) (Cost $41,010,338)		31,413,662

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	400,000	400,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.4%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $882,465, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $899,695. (xx)	$882,054	882,054
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $800,692, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $871,063. (xx)	800,000	800,000

Total Repurchase Agreements		1,682,054

Total Short-Term Investments (5.4%) (Cost $2,082,054)		2,082,054

Total Investments in Securities (104.8%) (Cost $50,604,855)		40,065,481
Other Assets Less Liabilities (-4.8%)		(1,819,772)

Net Assets (100%)		$38,245,709

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $6,525,450 or 17.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $2,134,291. This was collateralized by $97,003 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.875%, maturing 4/15/23 - 11/15/50 and by cash of $2,082,054 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Utilities	$123	$—	$—	$123
Convertible Bonds
Communication Services	—	4,249,784	—	4,249,784
Consumer Discretionary	—	5,403,655	—	5,403,655
Consumer Staples	—	341,522	—	341,522
Energy	—	682,275	—	682,275
Financials	—	907,830	—	907,830
Health Care	—	4,917,493	—	4,917,493
Industrials	—	2,205,677	—	2,205,677
Information Technology	—	11,033,446	—	11,033,446
Materials	—	346,524	—	346,524
Real Estate	—	657,196	—	657,196
Utilities	—	668,260	—	668,260
Convertible Preferred Stocks
Communication Services	32,077	423,287	—	455,364
Consumer Discretionary	224,299	—	—	224,299
Financials	1,702,311	176,590	—	1,878,901
Health Care	889,399	—	—	889,399
Industrials	375,732	205,434	—	581,166
Information Technology	47,170	—	—	47,170
Materials	279,969	—	—	279,969
Utilities	2,213,374	—	—	2,213,374
Short-Term Investments
Investment Company	400,000	—	—	400,000
Repurchase Agreements	—	1,682,054	—	1,682,054

Total Assets	$6,164,454	$33,901,027	$—	$40,065,481

Total Liabilities	$—	$—	$—	$—

Total	$6,164,454	$33,901,027	$—	$40,065,481

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,326,764
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,886,208

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704,883
Aggregate gross unrealized depreciation	(11,407,362)

Net unrealized depreciation	$(10,702,479)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,767,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $48,922,801)	$38,383,427
Repurchase Agreements (Cost $1,682,054)	1,682,054
Cash	235,048
Receivable for securities sold	206,300
Dividends, interest and other receivables	99,599
Receivable for Portfolio shares sold	5,021
Securities lending income receivable	3,639
Other assets	165

Total assets	40,615,253

LIABILITIES
Payable for return of collateral on securities loaned	2,082,054
Payable for securities purchased	198,626
Payable for Portfolio shares redeemed	4,301
Investment management fees payable	4,218
Distribution fees payable – Class IB	4,173
Administrative fees payable	3,121
Trustees’ fees payable	13
Accrued expenses	73,038

Total liabilities	2,369,544

NET ASSETS	$38,245,709

Net assets were comprised of:
Paid in capital	$49,993,071
Total distributable earnings (loss)	(11,747,362)

Net assets	$38,245,709

Class IB
Net asset value, offering and redemption price per share, $19,545,898 / 2,385,352 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.19

Class K
Net asset value, offering and redemption price per share, $18,699,811 / 2,288,152 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.17

(x)	Includes value of securities on loan of $2,134,291.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $3,036 foreign withholding tax)	$371,186
Interest	356,073
Securities lending (net)	34,110

Total income	761,369

EXPENSES
Investment management fees	192,661
Professional fees	68,286
Distribution fees – Class IB	49,124
Administrative fees	35,738
Printing and mailing expenses	22,780
Custodian fees	20,700
Trustees’ fees	1,256
Miscellaneous	19,819

Gross expenses	410,364
Less: Waiver from investment manager	(111,005)

Net expenses	299,359

NET INVESTMENT INCOME (LOSS)	462,010

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(899,373)
Net change in unrealized appreciation (depreciation) on investments in securities	(9,005,361)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,904,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,442,724)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$462,010	$178,994
Net realized gain (loss)	(899,373)	13,885,580
Net change in unrealized appreciation (depreciation)	(9,005,361)	(13,612,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,442,724)	452,305

Distributions to shareholders:
Class IB	(252,338)	(7,542,524)
Class K	(292,648)	(7,522,482)

Total distributions to shareholders	(544,986)	(15,065,006)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 498,255 and 466,936 shares, respectively ]	4,396,000	7,265,192
Capital shares issued in reinvestment of dividends and distributions [ 30,023 and 713,056 shares, respectively ]	252,338	7,542,524
Capital shares repurchased [ (286,889) and (282,296) shares, respectively ]	(2,554,513)	(4,375,306)

Total Class IB transactions	2,093,825	10,432,410

Class K
Capital shares sold [ 265,573 and 18,096 shares, respectively ]	2,308,643	285,060
Capital shares issued in reinvestment of dividends and distributions [ 34,895 and 712,766 shares, respectively ]	292,648	7,522,482
Capital shares repurchased [ (127,253) and (73,305) shares, respectively ]	(1,114,755)	(1,166,349)

Total Class K transactions	1,486,536	6,641,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,580,361	17,073,603

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,407,349)	2,460,902
NET ASSETS:
Beginning of year	44,653,058	42,192,156

End of year	$38,245,709	$44,653,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020		2019		2018
Net asset value, beginning of year	$10.50	$15.62		$11.81		$10.06		$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.04		0.15		0.15		0.25
Net realized and unrealized gain (loss)	(2.29)	0.07		4.45		2.24		(0.70)

Total from investment operations	(2.20)	0.11		4.60		2.39		(0.45)

Less distributions:
Dividends from net investment income	(0.10)	(1.89)		(0.18)		(0.34)		(0.26)
Distributions from net realized gains	(0.01)	(3.34)		(0.61)		(0.30)		(0.26)

Total dividends and distributions	(0.11)	(5.23)		(0.79)		(0.64)		(0.52)

Net asset value, end of year	$8.19	$10.50		$15.62		$11.81		$10.06

Total return	(20.99)%	1.04%		39.08%		23.93%		(4.22)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,546	$22,507		$19,467		$12,255		$9,403
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.96	%(k)	1.05	%(m)	1.10	%(n)	1.19	%(g)(o)
Before waivers (f)	1.19%	1.21%		1.48%		1.59%		1.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.08%	0.27%		1.17%		1.35%		2.23%
Before waivers (f)	0.79%	0.02%		0.74%		0.86%		1.75%
Portfolio turnover rate^	20%	209	%(h)	51%		35%		32%

	Year Ended December 31,
Class K	2022	2021		2020		2019		2018
Net asset value, beginning of year	$10.47	$15.59		$11.79		$10.04		$11.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.08		0.18		0.18		0.27
Net realized and unrealized gain (loss)	(2.28)	0.07		4.44		2.24		(0.69)

Total from investment operations	(2.16)	0.15		4.62		2.42		(0.42)

Less distributions:
Dividends from net investment income	(0.13)	(1.93)		(0.21)		(0.37)		(0.29)
Distributions from net realized gains	(0.01)	(3.34)		(0.61)		(0.30)		(0.26)

Total dividends and distributions	(0.14)	(5.27)		(0.82)		(0.67)		(0.55)

Net asset value, end of year	$8.17	$10.47		$15.59		$11.79		$10.04

Total return	(20.74)%	1.25%		39.34%		24.27%		(3.98)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,700	$22,146		$22,725		$15,331		$11,526
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.71	%(k)	0.80	%(m)	0.85	%(n)	0.94	%(g)(o)
Before waivers (f)	0.94%	0.96%		1.23%		1.34%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.33%	0.52%		1.40%		1.61%		2.40%
Before waivers (f)	1.04%	0.26%		0.98%		1.12%		1.93%
Portfolio turnover rate^	20%	209	%(h)	51%		35%		32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax Expense of 0.01%.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IB and 1.06% for Class K.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(13.46)%	(0.75)%	0.34%
Portfolio – Class K Shares*	(13.14)	(0.48)	0.60
Bloomberg U.S. Aggregate Bond Index	(13.01)	0.02	0.72

* Date of inception 5/1/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (13.46)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (13.01)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio’s performance was primarily driven by its shorter duration profile and overweight allocation to structured credit sectors relative to the benchmark.

•

Floating rate sectors, such as bank loans and collateralized loan obligations, were the top performers within the Portfolio, as these sectors benefitted from high interest income and were insulated from the negative impact of rising interest rates.

What hurt performance during the year:

•	U.S. Treasuries was the worst performing sector as they were negatively impacted by the rising rate environment due to their longer duration profile.

•	Investment grade corporate credit and emerging market debt also detracted from performance, driven by spread widening and the increase in interest rates.

Portfolio Positioning and Outlook — DoubleLine Capital LP

We reduced credit risk across the Portfolio during the year in favor of higher quality sectors, which became more attractive as yields continued to move higher. During the period, the Portfolio increased exposure towards Agency residential mortgage-backed securities (MBS), non-Agency residential MBS and investment grade corporate credit, while decreasing exposure towards global bonds, emerging market, commercial MBS and high yield. The Portfolio ended the period with more credit exposure and a slightly lower duration than the benchmark.

The swift rise in interest rates in 2022 created yield opportunities within fixed income not seen in the past decade. While this improved opportunity set must be weighed against a macroeconomic backdrop of slowing growth and more restrictive policy from global central banks, we believe that bonds look extremely attractive. With inflation figures in decline and U.S. economic indicators showing more signs of deterioration, we have turned more constructive on duration, particularly at the long end of the U.S. Treasury curve.

We favor high quality assets in this environment and have utilized paydowns to systematically upgrade the quality of the Portfolio’s credit holdings. While corporate defaults have remained below historical averages, downgrade activity has picked up in recent months and we see this trend continuing into 2023 with corporate earnings likely to be pressured by sticky wage inflation and softening economic conditions. We remain constructive on structured credit relative to corporate credit as we believe it offers more attractive spread levels while also benefitting from structural protections such as credit enhancement.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	9.01
Weighted Average Coupon (%)	3.73
Weighted Average Effective Duration (Years)*	5.93
Weighted Average Rating**	A3

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	16.3
Collateralized Mortgage Obligations	11.9
Mortgage-Backed Securities	10.8
Investment Companies	6.7
Commercial Mortgage-Backed Securities	6.5
Financials	5.3
Utilities	3.6
Energy	3.0
Industrials	2.1
Foreign Government Securities	2.0
Communication Services	1.7
Consumer Discretionary	1.6
Materials	1.5
Information Technology	1.2
Real Estate	1.0
Health Care	0.9
Repurchase Agreements	0.8
Consumer Staples	0.8
Municipal Bond	0.0 #
Cash and Other	0.6

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$968.40	$4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.53
Class K
Actual	1,000.00	969.90	3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.3%)
AASET US Ltd.,
Series 2018-1A A 3.844%, 1/16/38§	$512,172	$310,333
ABFC Trust,
Series 2007-WMC1 A1A 5.639%, 6/25/37 (l)	2,668,125	1,762,983
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 4.909%, 10/25/36 (l)	2,309,267	796,634
AIMCO CLO,
Series 2018-AA D 6.629%, 4/17/31 (l)§	500,000	464,064
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,066,329
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	825,504
American Airlines Pass-Through Trust,
Series 2015-1 B 3.700%, 5/1/23	1,832,798	1,789,781
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 5.889%, 1/25/33 (l)	1,983,142	1,844,732
Apidos CLO XII,
Series 2013-12A DR 6.679%, 4/15/31 (l)§	500,000	454,251
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C 6.229%, 10/17/30 (l)§	500,000	469,599
Atrium IX,
Series 9A DR 8.336%, 5/28/30 (l)§	500,000	459,743
Babson CLO Ltd.,
Series 2015-IA DR 6.843%, 1/20/31 (l)§	500,000	434,089
Bain Capital Credit CLO Ltd.,
Series 2020-5A D 7.793%, 1/20/32 (l)§	1,000,000	922,513
Barings CLO Ltd.,
Series 2015-2A DR 7.193%, 10/20/30 (l)§	500,000	443,550
Series 2019-1A DR 7.729%, 4/15/36 (l)§	500,000	463,157
Series 2019-2A CR 7.479%, 4/15/36 (l)§	500,000	455,192
Series 2020-1A DR 7.279%, 10/15/36 (l)§	1,000,000	924,012
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	1,877,164	1,415,233
BSPRT Issuer Ltd.,
Series 2021-FL7 A 5.638%, 12/15/38 (l)§	654,000	624,804
Canyon Capital CLO Ltd.,
Series 2014-1A CR 7.165%, 1/30/31(l)§	500,000	430,765
Series 2017-1A DR 7.079%, 7/15/30 (l)§	500,000	446,872
Series 2021-1A D 7.179%, 4/15/34 (l)§	500,000	458,070
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR 7.543%, 7/20/34 (l)§	1,000,000	902,646
Carlyle US CLO Ltd.,
Series 2021-1A D 10.079%, 4/15/34 (l)§	500,000	436,530
Castlelake Aircraft Structured Trust,
Series 2019-1A A 3.967%, 4/15/39§	303,633	256,611
Series 2021-1A B 6.656%, 1/15/46§	1,450,581	1,109,752
Cathedral Lake VIII Ltd.,
Series 2021-8A C 6.863%, 1/20/35 (l)§	500,000	461,701
Series 2021-8A D1 7.663%, 1/20/35 (l)§	1,000,000	877,548
CHCP Ltd.,
Series 2021-FL1 C 6.540%, 2/15/38 (l)§	550,000	508,941
CIFC Funding Ltd.,
Series 2015-4A CR2 7.243%, 4/20/34 (l)§	1,000,000	912,458
Series 2017-1A D 7.778%, 4/23/29 (l)§	1,000,000	945,960
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	812,881	691,586
Cook Park CLO Ltd.,
Series 2018-1A C 5.829%, 4/17/30 (l)§	1,000,000	931,409
Series 2018-1A D 6.679%, 4/17/30 (l)§	500,000	422,016
Crown Point CLO IV Ltd.,
Series 2018-4A C 6.143%, 4/20/31 (l)§	500,000	465,931
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	432,360
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,310,594
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 7.706%, 8/15/31 (l)§	500,000	448,749
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 6.679%, 4/15/31 (l)§	500,000	440,717
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 7.493%, 4/20/34 (l)§	500,000	456,745
Dryden 57 CLO Ltd.,
Series 2018-57A D 7.156%, 5/15/31 (l)§	500,000	441,762
Dryden 87 CLO Ltd.,
Series 2021-87A D 7.625%, 5/20/34 (l)§	500,000	452,656
Elevation CLO Ltd.,
Series 2013-1A BR2 7.856%, 8/15/32 (l)§	1,250,000	1,208,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	$2,000,000	$1,769,277
Fremont Home Loan Trust,
Series 2006-D 1A1 4.529%, 11/25/36 (l)	4,945,897	2,868,019
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D 7.079%, 7/15/31 (l)§	500,000	436,956
Generate CLO 2 Ltd.,
Series 2A CR 6.175%, 1/22/31 (l)§	500,000	470,433
Gilbert Park CLO Ltd.,
Series 2017-1A D 7.029%, 10/15/30 (l)§	500,000	465,648
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D 7.093%, 4/20/30 (l)§	1,500,000	1,409,343
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	313,509	258,250
ITE Rail Fund Levered LP,
Series 2021-3A A 2.210%, 6/28/51§	466,115	394,873
Jersey Mike’s Funding,
Series 2019-1A A2 4.433%, 2/15/50§	992,500	902,883
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	371,407	303,407
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	710,159	561,054
LCM 28 Ltd.,
Series 28A D 7.193%, 10/20/30(l)§	500,000	398,520
LCM XXI LP,
Series 21A DR 7.043%, 4/20/28 (l)§	500,000	476,850
Long Point Park CLO Ltd.,
Series 2017-1A C 6.479%, 1/17/30 (l)§	500,000	423,235
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	1,018,771	823,481
Madison Park Funding LII Ltd.,
Series 2021-52A D 7.475%, 1/22/35 (l)§	500,000	450,913
Madison Park Funding XI Ltd.,
Series 2013-11A DR 7.575%, 7/23/29 (l)§	500,000	465,387
Madison Park Funding XX Ltd.,
Series 2016-20A DR 7.358%, 7/27/30 (l)§	900,000	819,017
Magnetite XXIII Ltd.,
Series 2019-23A DR 7.408%, 1/25/35 (l)§	500,000	468,114
Magnetite XXXI Ltd.,
Series 2021-31A E 10.079%, 7/15/34 (l)§	500,000	449,018
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 4.689%, 7/25/37 (l)	5,305,359	1,172,794
MidOcean Credit CLO III,
Series 2014-3A BR 6.078%, 4/21/31 (l)§	1,000,000	946,760
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	179,067	163,233
Series 2018-2GS A 4.200%, 2/22/44§	283,163	256,620
Series 2019-2A B 3.280%, 9/20/40§	258,031	220,591
Nassau Ltd.,
Series 2018-IA A 5.229%, 7/15/31 (l)§	500,000	486,652
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	1,364,688	1,154,165
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	4,925,000	3,890,962
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR 7.093%, 7/20/31 (l)§	1,000,000	945,064
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	354,064	333,306
Octagon 53 Ltd.,
Series 2021-1A E 10.579%, 4/15/34 (l)§	1,000,000	886,382
Octagon Investment Partners 31 Ltd.,
Series 2017-1A DR 7.643%, 7/20/30 (l)§	500,000	459,892
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 6.743%, 1/20/30 (l)§	500,000	442,373
OHA Credit Funding 5 Ltd.,
Series 2020-5A E 10.444%, 4/18/33 (l)§	1,000,000	909,517
Option One Mortgage Loan Trust,
Series 2006-1 M2 4.959%, 1/25/36 (l)	3,164,000	2,208,478
Ownit Mortgage Loan Trust,
Series 2006-3 M1 4.884%, 3/25/37 (l)	2,290,244	2,162,364
Primrose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	970,000	883,617
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	373,315	282,535
Sound Point CLO XXIV,
Series 2019-3A DR 7.858%, 10/25/34 (l)§	500,000	419,665
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 7.593%, 7/20/34 (l)§	500,000	433,684
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 7.758%, 10/25/34 (l)§	500,000	427,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Stack Infrastructure Issuer LLC,
Series 2019-2A A2 3.080%, 10/25/44§	$500,000	$485,567
Series 2020-1A A2 1.893%, 8/25/45§	500,000	448,537
Sunnova Helios II Issuer LLC,
Series 2021-B B 2.010%, 7/20/48§	564,432	420,386
Sunnova Helios V Issuer LLC,
Series 2021-A A 1.800%, 2/20/48§	636,663	523,635
Sunnova Sol II Issuer LLC,
Series 2020-2A A 2.730%, 11/1/55§	711,831	565,597
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	457,726	403,306
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	305,500	266,661
Textainer Marine Containers VII Ltd.,
Series 2020-2A A 2.100%, 9/20/45§	391,778	340,550
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 6.979%, 1/15/31 (l)§	500,000	431,177
Series 2014-2A ER 9.829%, 1/15/31 (l)§	500,000	362,807
Series 2017-3A DR 7.929%, 4/15/35 (l)§	1,000,000	893,042
Series 2018-1A B 5.729%, 7/15/30 (l)§	2,000,000	1,919,220
Series 2018-1A D 6.979%, 7/15/30 (l)§	500,000	430,416
Series 2018-1A E 9.579%, 7/15/30 (l)§	500,000	395,796
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	501,772	426,864
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	404,375	347,556
Series 2021-1A A 1.860%, 3/20/46§	851,250	711,720
Triumph Rail Holdings LLC,
Series 2021-2 A 2.150%, 6/19/51§	465,185	396,771
United Airlines Pass-Through Trust,
Series 2016-1 B 3.650%, 1/7/26	357,350	319,422
Upland CLO Ltd.,
Series 2016-1A CR 7.143%, 4/20/31 (l)§	1,000,000	898,552
Vantage Data Centers LLC,
Series 2020-2A A2 1.992%, 9/15/45§	250,000	203,568
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	915,144	811,761
VOLT CVI LLC,
Series 2021-NP12 A1 2.734%, 12/26/51 (e)§	2,511,626	2,276,253
Voya CLO Ltd.,
Series 2014-4A DR 9.961%, 7/14/31 (l)§	1,000,000	683,534
Series 2017-3A CR 7.393%, 4/20/34 (l)§	1,500,000	1,346,504
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	810,497	613,748
Wind River CLO Ltd.,
Series 2014-3A DR2 7.725%, 10/22/31 (l)§	1,500,000	1,305,953
York CLO 1 Ltd.,
Series 2014-1A CRR 6.425%, 10/22/29 (l)§	1,000,000	963,752

Total Asset-Backed Securities		84,270,927

Collateralized Mortgage Obligations (11.9%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§	611,075	569,557
Alternative Loan Trust,
Series 2005-69 A1 3.048%, 12/25/35 (l)	1,121,963	972,493
Series 2006-19CB A15 6.000%, 8/25/36	176,137	107,375
Series 2006-6CB 2A10 6.000%, 5/25/36	1,653,004	722,567
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	2,888,569
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 4.869%, 4/25/36 (l)	836,118	695,362
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	197,388	153,124
Series 2007-5 3A1 6.000%, 7/25/37	1,823,368	1,392,997
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	2,108,605	1,768,120
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,738,909	873,399
Series 2006-J4 A5 6.250%, 9/25/36	307,848	118,809
Series 2007-14 A18 6.000%, 9/25/37	1,516,280	835,893
Series 2007-HY1 1A1 2.871%, 4/25/37 (l)	177,092	156,001
Series 2007-HY1 2A1 3.412%, 3/25/37 (l)	71,000	60,244
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 2.968%, 3/25/36 (l)	116,571	107,827
Series 2006-AR7 2A3A 3.717%, 11/25/36 (l)	207,971	194,586
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	1,159,927	1,001,165

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 6.928%, 1/25/42 (l)§	$2,500,000	$2,355,580
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,222,019	1,164,420
FHLMC,
Series 4050 ND 2.500%, 9/15/41	162,883	157,603
Series 4076 QD 2.500%, 11/15/41	186,403	178,140
Series 4471 GA 3.000%, 2/15/44	240,438	223,853
Series 4483 CA 3.000%, 6/15/44	114,371	106,793
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B 6.328%, 2/25/42 (l)§	1,000,000	972,518
Series 2022-DNA3 M1B 6.828%, 4/25/42 (l)§	2,800,000	2,766,772
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	721,914	688,611
FNMA,
Series 2013-18 CD 1.500%, 10/25/27	189,553	181,810
Series 2013-54 NP 2.500%, 3/25/43	474,311	434,567
Series 2015-42 CA 3.000%, 3/25/44	333,118	313,661
Series 2017-46 ZL 3.500%, 6/25/57	3,403,321	2,735,432
Series 2018-44 PZ 3.500%, 6/25/48	2,054,020	1,845,186
Series 2021-48 NS 3.361%, 8/25/51 IO (l)	2,245,742	59,563
Series 2022-17 ZG 2.500%, 1/25/52	3,050,366	1,759,645
Series 2022-40 AZ 2.000%, 8/25/50	6,554,348	4,278,287
GNMA,
Series 2020-188 2.000%, 12/20/50 IO	2,779,030	295,099
Series 2021-117 ID 3.500%, 6/20/51 IO	1,696,196	187,434
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 4.629%, 4/25/47 (l)	2,587,220	2,238,671
HomeBanc Mortgage Trust,
Series 2005-4 M4 5.364%, 10/25/35 (l)	7,066,300	5,337,331
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	967,242
PRPM LLC,
Series 2021-10 A1 2.487%, 10/25/26 (e)§	1,592,804	1,474,451
Series 2021-2 A2 3.770%, 3/25/26 (l)§	3,100,000	2,659,610
Series 2022-5 A1 6.900%, 9/27/27 (e)§	4,547,871	4,516,486
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,515,730	1,193,194
Series 2007-QS8 A10 6.000%, 6/25/37	982,823	749,457
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,450,107	629,561
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	138,439	112,344
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57 (l)	2,131,988	1,902,659
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 5.269%, 10/25/35 (l)	1,030,583	924,323
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	126,419	111,600
Towd Point Mortgage Trust,
Series 2019-1 M1 3.722%, 3/25/58 (l)§	2,500,000	1,979,065
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	927,382
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,544,990
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	141,699	125,002
Series 2007-PA6 A1 4.796%, 12/28/37 (l)	1,015,079	917,635

Total Collateralized Mortgage Obligations		61,634,065

Commercial Mortgage-Backed Securities (6.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.606%, 8/14/34 (l)§	516,000	403,588
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C 4.339%, 9/15/48 (l)	886,000	763,575
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	496,357
Series 2017-BNK5 C 4.191%, 6/15/60 (l)	600,000	515,398
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	278,566
Series 2021-BN37 C 3.108%, 11/15/64 (l)	412,000	299,032
Series 2022-BNK39 AS 3.181%, 2/15/55	698,000	574,288
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	95,528
BBCMS Mortgage Trust,
Series 2018-TALL F 7.553%, 3/15/37 (l)§	550,000	333,290
Series 2020-C6 F5TC 3.688%, 2/15/53 (l)§	644,000	422,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2021-C12 XD 1.034%, 11/15/54 IO (l)§	$9,899,000	$720,695
Benchmark Mortgage Trust,
Series 2018-B2 C 4.227%, 2/15/51 (l)	803,000	666,182
Series 2021-B23 XA 1.272%, 2/15/54 IO (l)	4,859,963	319,070
Series 2022-B32 AS 3.411%, 1/15/55 (l)	650,000	516,328
BPR Trust,
Series 2022-OANA A 6.234%, 4/15/37 (l)§	1,000,000	976,142
BX Commercial Mortgage Trust,
Series 2021-XL2 E 6.163%, 10/15/38 (l)§	841,457	791,018
BX Trust,
Series 2019-OC11 D 3.944%, 12/9/41 (l)§	517,000	414,078
Series 2019-OC11 E 3.944%, 12/9/41 (l)§	458,000	346,939
Series 2021-VIEW C 6.668%, 6/15/36 (l)§	601,000	575,839
Series 2021-VIEW D 7.218%, 6/15/36 (l)§	601,000	563,872
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	450,681
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	786,821
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	457,087
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.747%, 2/10/49 (l)	504,000	441,516
Series 2016-P4 XA 1.895%, 7/10/49 IO (l)	663,368	31,939
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	298,110
Series 2019-GC41 B 3.199%, 8/10/56	276,000	216,797
Series 2020-420K D 3.312%, 11/10/42 (l)§	350,000	261,825
Series 2020-420K E 3.312%, 11/10/42 (l)§	350,000	251,835
Series 2020-555 F 3.503%, 12/10/41 (l)§	364,000	254,226
Series 2020-555 G 3.503%, 12/10/41 (l)§	364,000	235,674
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	307,838
Commercial Mortgage Trust,
Series 2013-CR10 XA 0.637%, 8/10/46 IO (l)	1,201,678	3,040
Series 2014-CR16 C 4.917%, 4/10/47 (l)	900,000	811,010
Series 2015-CR25 B 4.518%, 8/10/48 (l)	675,000	624,921
Series 2015-CR26 XA 0.900%, 10/10/48 IO(l)	1,063,068	20,369
Series 2015-DC1 C 4.297%, 2/10/48(l)	100,000	82,405
Series 2016-DC2 XA 0.935%, 2/10/49 IO (l)	735,489	16,893
Series 2020-CX D 2.683%, 11/10/46 (l)§	900,000	625,569
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.817%, 4/15/50 IO (l)	1,295,382	16,023
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	433,569
Series 2018-C14 C 4.916%, 11/15/51 (l)	640,000	536,119
CSMC Trust,
Series 2021-B33 B 3.645%, 10/10/43 (l)§	679,000	546,418
Series 2021-B33 C 3.645%, 10/10/43 (l)§	228,000	174,228
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 5.568%, 7/15/35 (l)§	272,000	221,014
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.521%, 11/10/47 (l)§	197,000	127,105
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	470,747
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 0.892%, 1/15/49 IO (l)	638,676	13,693
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	345,000	226,684
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 3.982%, 9/15/47 (l)§	370,000	319,427
Series 2015-C27 D 3.806%, 2/15/48 (l)§	347,000	289,148
Series 2015-C32 C 4.655%, 11/15/48 (l)	91,000	64,535
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.708%, 7/15/50 (l)	800,000	662,857
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	731,128
Series 2016-C2 XA 1.492%, 6/15/49 IO (l)	717,402	26,064
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	333,780
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.601%, 3/10/49 (l)§	72,000	65,425
MKT Mortgage Trust,
Series 2020-525M E 2.941%, 2/12/40 (l)§	275,000	157,152
Series 2020-525M F 2.941%, 2/12/40 (l)§	275,000	147,588
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	747,207
Series 2017-C33 B 4.105%, 5/15/50	753,000	668,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 0.865%, 12/15/48 IO (l)	$966,478	$18,800
Series 2016-UB11 XA 1.441%, 8/15/49 IO (l)	756,745	31,355
Series 2017-HR2 C 4.335%, 12/15/50 (l)	845,000	719,146
Series 2019-H7 C 4.128%, 7/15/52	850,000	664,636
Series 2021-L7 XD 0.923%, 10/15/54 IO (l)§	11,180,000	704,615
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 1.878%, 10/10/48 IO (l)	521,211	22,719
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	423,391
Series 2021-OVA F 2.851%, 7/15/41§	603,000	394,511
TTAN,
Series 2021-MHC F 7.218%, 3/15/38 (l)§	864	799
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	1,336,000	1,167,732
Series 2017-C2 C 4.295%, 8/15/50 (l)	800,000	659,110
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	293,227
Series 2017-C7 C 4.615%, 12/15/50 (l)	1,009,000	865,496
Series 2018-C10 C 5.055%, 5/15/51 (l)	640,000	521,137
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 4.065%, 3/10/46 (l)§	499,000	350,877
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	532,840	471,554
Series 2019-1 M2 4.010%, 3/25/49 (l)§	227,454	206,163
Series 2019-1 M3 4.120%, 3/25/49 (l)§	198,740	173,496
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 0.881%, 9/15/58 IO (l)	6,479,682	122,552
Series 2015-C31 C 4.596%, 11/15/48 (l)	105,000	92,870
Series 2015-P2 XA 0.932%, 12/15/48 IO (l)	640,569	13,911
Series 2016-C35 B 3.438%, 7/15/48	533,000	449,239
Series 2016-NXS6 B 3.811%, 11/15/49	750,000	664,496
Series 2016-NXS6 XA 1.583%, 11/15/49 IO (l)	712,884	30,029
Series 2017-RC1 XA 1.384%, 1/15/60 IO (l)	777,703	35,515
Series 2019-C50 C 4.345%, 5/15/52	412,000	328,268
Series 2020-C58 B 2.704%, 7/15/53	800,000	596,835
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 0.999%, 8/15/47 IO (l)	1,901,499	22,363
Series 2014-C23 D 4.004%, 10/15/57 (l)§	517,000	450,688

Total Commercial Mortgage-Backed Securities		33,724,998

Convertible Bond (0.0%)†
Communication Services (0.0%)†
Wireless Telecommunication Services (0.0%)†
Digicel Group Holdings Ltd. 7.000%, 1/17/23 PIK (y)§	41,024	2,958

Total Communication Services		2,958

Total Convertible Bond		2,958

Corporate Bonds (22.7%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 4.300%, 2/15/30	500,000	472,163
2.750%, 6/1/31 (x)	225,000	187,190
3.500%, 9/15/53	984,000	663,006
3.550%, 9/15/55	527,000	353,671
Bell Canada (The) 3.650%, 8/15/52	85,000	62,614
CCO Holdings LLC 4.750%, 3/1/30§	140,000	119,239
4.750%, 2/1/32 (x)§	150,000	121,469
4.250%, 1/15/34§	145,000	107,343
Frontier Communications Holdings LLC 5.875%, 10/15/27§	50,000	46,399
5.000%, 5/1/28 (x)§	110,000	95,403
6.000%, 1/15/30 (x)§	150,000	117,750
KT Corp. 2.500%, 7/18/26 (m)(x)	600,000	543,678
Lumen Technologies, Inc. 5.125%, 12/15/26§	65,000	56,505
NBN Co. Ltd. 1.450%, 5/5/26§	275,000	243,338
Sable International Finance Ltd. 5.750%, 9/7/27 (m)	200,000	184,750
Verizon Communications, Inc. 3.150%, 3/22/30	500,000	442,919
3.875%, 3/1/52 (x)	115,000	88,247

		3,905,684

Entertainment (0.2%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	170,000	97,996
Live Nation Entertainment, Inc. 4.750%, 10/15/27 (x)§	195,000	173,895
Warnermedia Holdings, Inc. 3.755%, 3/15/27§	375,000	338,490
4.054%, 3/15/29§	385,000	333,183

		943,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Media (0.5%)
Charter Communications Operating LLC 4.908%, 7/23/25	$315,000	$308,489
3.500%, 3/1/42	410,000	265,987
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29 (x)§	135,000	97,875
Comcast Corp. 3.950%, 10/15/25	220,000	215,677
3.400%, 4/1/30	390,000	356,531
Directv Financing LLC 5.875%, 8/15/27§	130,000	116,150
DISH DBS Corp. 5.750%, 12/1/28§	155,000	123,419
5.125%, 6/1/29	65,000	41,938
GCI LLC 4.750%, 10/15/28§	150,000	126,000
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	250,000	229,760
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	125,000	104,788
News Corp. 5.125%, 2/15/32§	90,000	81,873
Nexstar Media, Inc. 5.625%, 7/15/27§	85,000	77,829
Scripps Escrow II, Inc. 3.875%, 1/15/29§	270,000	218,712
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	119,017
VTR Finance NV 6.375%, 7/15/28 (m)	200,000	73,350

		2,557,395

Wireless Telecommunication Services (0.3%)
Digicel Group Holdings Ltd. 5.000%, 4/1/25 PIK§	28,456	7,052
Telefonica Moviles Chile SA 3.537%, 11/18/31§	300,000	245,212
T-Mobile USA, Inc. 2.250%, 2/15/26	365,000	332,213
3.875%, 4/15/30	300,000	273,128
2.550%, 2/15/31	500,000	410,344
3.400%, 10/15/52	390,000	264,981
VTR Comunicaciones SpA 5.125%, 1/15/28 (m)	200,000	123,163

		1,656,093

Total Communication Services		9,062,736

Consumer Discretionary (1.6%)
Auto Components (0.1%)
Dealer Tire LLC 8.000%, 2/1/28§	115,000	100,625
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	190,000	159,504
Icahn Enterprises LP 5.250%, 5/15/27	150,000	137,250

		397,379

Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	390,000	292,461
Hyundai Capital America 2.650%, 2/10/25 (x)§	705,000	662,453
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (x)§	290,000	286,692

		1,241,606

Distributors (0.0%)†
BCPE Empire Holdings, Inc. 7.625%, 5/1/27(x)§	195,000	174,384

Diversified Consumer Services (0.0%)†
Metis Merger Sub LLC 6.500%, 5/15/29§	245,000	205,800

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc. 4.625%, 10/15/29§	155,000	125,919
Carnival Corp. 5.750%, 3/1/27§	525,000	374,063
Cedar Fair LP 5.250%, 7/15/29 (x)	130,000	116,513
Expedia Group, Inc. 5.000%, 2/15/26	180,000	177,752
3.800%, 2/15/28	75,000	68,749
3.250%, 2/15/30	130,000	110,710
2.950%, 3/15/31 (x)	45,000	36,373
Fertitta Entertainment LLC 6.750%, 1/15/30§	255,000	205,364
Marriott International, Inc.
Series II 2.750%, 10/15/33	480,000	366,417
Series R 3.125%, 6/15/26	350,000	325,803
McDonald’s Corp. 4.450%, 3/1/47	390,000	341,160
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	325,000	277,696
NCL Corp. Ltd. 5.875%, 2/15/27§	150,000	129,945
Premier Entertainment Sub LLC 5.625%, 9/1/29 (x)§	145,000	106,575
5.875%, 9/1/31 (x)§	65,000	45,825
Scientific Games Holdings LP 6.625%, 3/1/30§	280,000	236,516
Scientific Games International, Inc. 7.250%, 11/15/29§	135,000	129,431
Viking Cruises Ltd. 5.875%, 9/15/27§	310,000	254,200

		3,429,011

Household Durables (0.0%)†
Mattamy Group Corp. 4.625%, 3/1/30§	180,000	146,250
SWF Escrow Issuer Corp. 6.500%, 10/1/29§	95,000	55,048

		201,298

Multiline Retail (0.2%)
Dollar General Corp. 4.250%, 9/20/24	175,000	172,701
Dollar Tree, Inc. 4.000%, 5/15/25	615,000	600,883
3.375%, 12/1/51	65,000	44,319

		817,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	$685,000	$539,031
4.100%, 1/15/52	200,000	129,947
Lowe’s Cos., Inc. 4.400%, 9/8/25	205,000	201,957
5.625%, 4/15/53	210,000	198,922
Michaels Cos., Inc. (The) 5.250%, 5/1/28 (x)§	150,000	120,563
Sonic Automotive, Inc. 4.625%, 11/15/29§	265,000	212,991
SRS Distribution, Inc. 4.625%, 7/1/28(x)§	225,000	199,687
Staples, Inc. 7.500%, 4/15/26§	230,000	197,754
Victoria’s Secret & Co. 4.625%, 7/15/29 (x)§	170,000	133,042

		1,933,894

Total Consumer Discretionary		8,401,275

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	385,000	351,855
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 4/15/48	291,000	255,194
Constellation Brands, Inc. 3.150%, 8/1/29	315,000	277,209
2.875%, 5/1/30	90,000	77,002
PepsiCo, Inc. 3.600%, 2/18/28	220,000	210,931
Primo Water Holdings, Inc. 4.375%, 4/30/29§	155,000	134,463

		1,306,654

Food & Staples Retailing (0.1%)
Performance Food Group, Inc. 4.250%, 8/1/29§	145,000	125,287
Sysco Corp. 3.300%, 2/15/50 (x)	530,000	366,553
United Natural Foods, Inc. 6.750%, 10/15/28§	165,000	157,988

		649,828

Food Products (0.2%)
Indofood CBP Sukses Makmur Tbk. PT 3.398%, 6/9/31 (m)	200,000	164,772
Post Holdings, Inc. 5.500%, 12/15/29§	170,000	153,391
4.625%, 4/15/30§	28,000	24,084
Smithfield Foods, Inc. 4.250%, 2/1/27§	635,000	585,783

		928,030

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	125,000	108,125
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	65,000	55,900
7.000%, 12/31/27§	65,000	53,300

		217,325

Personal Products (0.0%)†
Coty, Inc. 5.000%, 4/15/26§	150,000	141,375

Tobacco (0.1%)
BAT Capital Corp. 3.462%, 9/6/29	795,000	685,066

Total Consumer Staples		3,928,278

Energy (3.0%)
Energy Equipment & Services (0.1%)
Halliburton Co. 2.920%, 3/1/30 (x)	145,000	124,680
Transocean Poseidon Ltd. 6.875%, 2/1/27§	183,750	178,465
USA Compression Partners LP 6.875%, 9/1/27	115,000	108,100
Weatherford International Ltd. 6.500%, 9/15/28§	155,000	151,947

		563,192

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Partners LP 5.750%, 3/1/27§	64,000	60,297
APA Infrastructure Ltd. 4.250%, 7/15/27§	500,000	464,656
BP Capital Markets America, Inc. 2.939%, 6/4/51	295,000	196,155
3.001%, 3/17/52	390,000	260,921
Callon Petroleum Co. 7.500%, 6/15/30(x)§	195,000	178,912
Chesapeake Energy Corp. 5.875%, 2/1/29§	220,000	208,175
CNX Resources Corp. 6.000%, 1/15/29§	175,000	160,125
7.375%, 1/15/31§	110,000	105,187
Continental Resources, Inc. 2.268%, 11/15/26§	275,000	238,879
Ecopetrol SA 4.625%, 11/2/31	150,000	114,375
5.875%, 5/28/45	100,000	69,581
5.875%, 11/2/51	700,000	470,750
EIG Pearl Holdings Sarl 3.545%, 8/31/36 (m)	400,000	335,450
4.387%, 11/30/46 (m)	400,000	306,200
Enbridge, Inc. 3.400%, 8/1/51	330,000	227,385
Energy Transfer LP 4.750%, 1/15/26	335,000	326,911
4.400%, 3/15/27	220,000	209,149
5.000%, 5/15/44 (e)	430,000	354,489
EQM Midstream Partners LP 4.750%, 1/15/31§	285,000	233,728
Exxon Mobil Corp. 4.227%, 3/19/40	345,000	312,366
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	235,448	220,659
Galaxy Pipeline Assets Bidco Ltd. 2.160%, 3/31/34§	1,294,524	1,098,727
GNL Quintero SA 4.634%, 7/31/29 (m)	411,800	397,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Gran Tierra Energy International Holdings Ltd. 6.250%, 2/15/25 (m)	$400,000	$348,575
Hess Midstream Operations LP 5.125%, 6/15/28§	160,000	148,703
4.250%, 2/15/30§	285,000	242,606
Hilcorp Energy I LP 6.250%, 11/1/28§	125,000	111,749
5.750%, 2/1/29§	230,000	207,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 6/1/28 (m)	524,400	496,967
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	605,000	642,467
Marathon Petroleum Corp. 5.125%, 12/15/26	315,000	313,304
MC Brazil Downstream Trading Sarl 7.250%, 6/30/31 (m)	600,000	492,375
NGL Energy Operating LLC 7.500%, 2/1/26§	175,000	155,312
NGPL PipeCo LLC 3.250%, 7/15/31§	160,000	130,605
Occidental Petroleum Corp. 6.625%, 9/1/30	75,000	77,504
6.125%, 1/1/31 (x)	110,000	111,059
6.450%, 9/15/36	105,000	107,100
Oleoducto Central SA 4.000%, 7/14/27 (m)	400,000	351,200
ONEOK, Inc. 3.400%, 9/1/29	195,000	168,982
Parkland Corp. 4.500%, 10/1/29§	195,000	162,338
Petrobras Global Finance BV 6.750%, 6/3/50	600,000	521,737
Petroleos del Peru SA 4.750%, 6/19/32 (m)	400,000	305,380
5.625%, 6/19/47 (m)	200,000	129,163
Petroleos Mexicanos 6.750%, 9/21/47	200,000	127,376
Pioneer Natural Resources Co. 1.900%, 8/15/30	150,000	118,246
QatarEnergy Trading LLC 2.250%, 7/12/31 (m)	600,000	495,113
Reliance Industries Ltd. 2.875%, 1/12/32 (m)(x)	500,000	408,290
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	255,000	250,941
Southwestern Energy Co. 5.375%, 2/1/29	145,000	134,118
4.750%, 2/1/32	170,000	145,280
Sunoco LP 6.000%, 4/15/27	90,000	88,699
4.500%, 5/15/29	65,000	56,855
TransCanada PipeLines Ltd. 4.250%, 5/15/28	500,000	474,909
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	200,000	186,913
UEP Penonome II SA 6.500%, 10/1/38 (m)	646,295	480,076
Western Midstream Operating LP 3.350%, 2/1/25 (e)	130,000	122,850

		14,864,076

Total Energy		15,427,268

Financials (5.3%)
Banks (2.7%)
Australia & New Zealand Banking Group Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35 (k)§	850,000	627,185
Banco Internacional del Peru SAA Interbank (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	550,000	495,103
Banco Nacional de Panama 2.500%, 8/11/30§	200,000	159,663
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	225,000	219,770
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	255,000	251,900
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	325,000	255,304
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	790,000	582,218
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	505,000	444,448
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	680,000	579,909
Barclays plc (ICE LIBOR USD 3 Month + 1.38%), 6.024%, 5/16/24 (k)	600,000	599,494
BNP Paribas SA (SOFR + 1.51%), 3.052%, 1/13/31 (k)§	750,000	617,657
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 5.750%, 5/17/24 (k)	705,000	705,930
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	160,000	148,153
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	150,000	135,591
Commonwealth Bank of Australia 4.316%, 1/10/48§	700,000	522,566
HSBC Holdings plc (ICE LIBOR USD 3 Month + 1.38%), 6.115%, 9/12/26(k)	900,000	886,340
JPMorgan Chase & Co. (SOFR + 0.92%), 2.595%, 2/24/26 (k)	275,000	258,854
(SOFR + 1.99%), 4.851%, 7/25/28 (k)	125,000	122,102
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	290,000	242,788
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	470,000	385,864
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	460,000	369,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	$390,000	$318,983
Korea Development Bank (The) 1.000%, 9/9/26	800,000	698,480
Lloyds Banking Group plc (ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	725,000	653,556
National Australia Bank Ltd. 2.990%, 5/21/31§	645,000	507,706
NatWest Markets plc 0.800%, 8/12/24§	475,000	441,005
Santander Holdings USA, Inc. (SOFR + 1.25%), 2.490%, 1/6/28 (k)	180,000	154,956
Scotiabank Peru SAA (ICE LIBOR USD 3 Month + 3.86%), 8.625%, 12/13/27 (k)(m)	200,000	197,038
Toronto-Dominion Bank (The) 4.693%, 9/15/27 (x)	1,080,000	1,067,105
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	350,000	325,381
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	320,000	311,619
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	400,000	341,264
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	475,000	353,204

		13,981,075

Capital Markets (0.9%)
CI Financial Corp. 4.100%, 6/15/51	285,000	169,863
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.17%), 5.776%, 5/15/26 (k)	750,000	741,277
(SOFR + 0.82%), 5.129%, 9/10/27 (k)	225,000	211,304
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	300,000	296,034
Macquarie Group Ltd. (SOFR + 1.53%), 2.871%, 1/14/33 (k)§	955,000	733,394
Morgan Stanley (SOFR + 1.67%), 4.679%, 7/17/26 (k)	240,000	235,867
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	295,000	280,695
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	105,000	84,982
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	855,000	620,059
Nasdaq, Inc. 3.950%, 3/7/52	70,000	53,802
Temasek Financial I Ltd. 1.000%, 10/6/30§	1,200,000	918,852
1.000%, 10/6/30 (m)	250,000	191,427

		4,537,556

Consumer Finance (0.7%)
American Express Co. 3.950%, 8/1/25	630,000	617,283
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	590,000	507,736
Capital One Financial Corp. (SOFR + 2.16%), 4.985%, 7/24/26 (k)	180,000	176,234
Discover Financial Services 4.100%, 2/9/27	800,000	754,695
General Motors Financial Co., Inc. 2.400%, 10/15/28	440,000	365,240
3.100%, 1/12/32	450,000	353,974
Navient Corp. 5.000%, 3/15/27	85,000	74,410
OneMain Finance Corp. 6.625%, 1/15/28	130,000	119,513
Synchrony Financial 3.950%, 12/1/27	570,000	508,459

		3,477,544

Diversified Financial Services (0.3%)
Interoceanica IV Finance Ltd. (Zero Coupon), 11/30/25 (m)	100,428	85,898
Inversiones La Construccion SA 4.750%, 2/7/32 (m)	500,000	408,750
National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	100,000	101,839
Petronas Capital Ltd. 2.480%, 1/28/32§	1,000,000	826,150

		1,422,637

Insurance (0.6%)
Acrisure LLC 4.250%, 2/15/29§	120,000	99,000
Alliant Holdings Intermediate LLC 6.750%, 10/15/27(x)§	105,000	94,307
AmWINS Group, Inc. 4.875%, 6/30/29§	225,000	192,375
Athene Global Funding (United States SOFR Compounded Index + 0.56%), 4.879%, 8/19/24 (k)§	750,000	731,777
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	305,000	207,028
3.850%, 3/15/52	145,000	118,340
Brighthouse Financial Global Funding 1.000%, 4/12/24§	160,000	150,713
2.000%, 6/28/28§	215,000	178,912
GTCR AP Finance, Inc. 8.000%, 5/15/27(x)§	280,000	267,691
Massachusetts Mutual Life Insurance Co. 3.200%, 12/1/61§	370,000	228,222
NFP Corp. 4.875%, 8/15/28§	290,000	246,164
Prudential Financial, Inc. 3.905%, 12/7/47	380,000	303,901
Willis North America, Inc. 4.500%, 9/15/28	625,000	588,799

		3,407,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
BPCE SA 1.000%, 1/20/26§	$325,000	$285,152
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31§	345,000	265,650
PennyMac Financial Services, Inc. 4.250%, 2/15/29 (x)§	280,000	217,000

		767,802

Total Financials		27,593,843

Health Care (0.9%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	771,000	690,408

Health Care Equipment & Supplies (0.1%)
Medline Borrower LP 5.250%, 10/1/29§	310,000	245,780

Health Care Providers & Services (0.6%)
AdaptHealth LLC 5.125%, 3/1/30§	310,000	263,140
Centene Corp. 2.500%, 3/1/31	625,000	489,844
Community Health Systems, Inc. 6.000%, 1/15/29§	170,000	141,794
6.875%, 4/15/29§	90,000	46,471
Elevance Health, Inc. 2.375%, 1/15/25	305,000	289,550
4.550%, 5/15/52	120,000	105,985
HCA, Inc. 4.125%, 6/15/29	330,000	299,739
Health Care Service Corp. A Mutual Legal Reserve Co. 3.200%, 6/1/50§	250,000	173,938
Legacy LifePoint Health LLC 6.750%, 4/15/25§	95,000	89,198
4.375%, 2/15/27§	120,000	101,312
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29§	80,000	67,088
Owens & Minor, Inc. 6.625%, 4/1/30§	225,000	192,814
RP Escrow Issuer LLC 5.250%, 12/15/25§	130,000	99,018
Tenet Healthcare Corp. 6.250%, 2/1/27§	110,000	104,732
6.125%, 6/15/30§	270,000	255,542
UnitedHealth Group, Inc. 4.950%, 5/15/62	165,000	156,473

		2,876,638

Life Sciences Tools & Services (0.0%)†
Illumina, Inc. 0.550%, 3/23/23	220,000	217,866

Pharmaceuticals (0.1%)
1375209 BC Ltd. 9.000%, 1/30/28§	16,000	15,540
Bausch Health Cos., Inc. 6.125%, 2/1/27§	115,000	79,002
11.000%, 9/30/28§	29,000	22,736
14.000%, 10/15/30§	5,000	2,975
Royalty Pharma plc 3.300%, 9/2/40	495,000	345,000
Viatris, Inc. 1.650%, 6/22/25	240,000	217,287

		682,540

Total Health Care		4,713,232

Industrials (2.1%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 2.950%, 2/1/30	455,000	387,572
3.750%, 2/1/50	235,000	162,442
Northrop Grumman Corp. 5.150%, 5/1/40	545,000	534,193
Raytheon Technologies Corp. 3.030%, 3/15/52	480,000	329,820
TransDigm, Inc. 5.500%, 11/15/27	155,000	145,313

		1,559,340

Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	580,000	528,438

Building Products (0.2%)
Builders FirstSource, Inc. 5.000%, 3/1/30§	120,000	105,300
Carrier Global Corp. 3.377%, 4/5/40	695,000	526,996
Griffon Corp. 5.750%, 3/1/28	280,000	254,884
Owens Corning 4.400%, 1/30/48	380,000	296,665

		1,183,845

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	115,000	105,369
9.750%, 7/15/27§	220,000	190,300
Garda World Security Corp. 6.000%, 6/1/29§	255,000	207,187
Madison IAQ LLC 4.125%, 6/30/28§	190,000	156,750
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	195,000	183,788

		843,394

Construction & Engineering (0.1%)
Pike Corp. 5.500%, 9/1/28§	395,000	344,638

Machinery (0.2%)
Flowserve Corp. 2.800%, 1/15/32 (x)	475,000	357,249
Parker-Hannifin Corp. 4.250%, 9/15/27	185,000	179,451
Weir Group plc (The) 2.200%, 5/13/26§	390,000	347,730

		884,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Marine (0.0%)†
MV24 Capital BV 6.748%, 6/1/34 (m)	$171,300	$156,450

Road & Rail (0.4%)
CSX Corp. 3.800%, 11/1/46	845,000	671,467
Movida Europe SA 5.250%, 2/8/31 (m)(x)	200,000	148,850
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	370,000	349,795
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	149,310
Uber Technologies, Inc. 7.500%, 9/15/27§	105,000	104,868
4.500%, 8/15/29§	145,000	125,969
Union Pacific Corp. 3.700%, 3/1/29 (x)	500,000	472,816

		2,023,075

Trading Companies & Distributors (0.2%)
Air Lease Corp. 1.875%, 8/15/26	245,000	213,484
Aviation Capital Group LLC 1.950%, 9/20/26§	540,000	456,333
BOC Aviation Ltd. (ICE LIBOR USD 3 Month + 1.13%), 5.849%, 9/26/23 (k)§	570,000	569,304

		1,239,121

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt Ltd. 3.000%, 2/16/31 (m)	562,500	442,019
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31 (x)§	281,250	221,010
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27§	250,000	217,469
4.000%, 7/30/27 (m)	200,000	173,975
4.375%, 7/3/29 (m)	400,000	334,700
PSA Treasury Pte. Ltd. 2.125%, 9/5/29 (m)	300,000	251,223
Rutas 2 and 7 Finance Ltd. (Zero Coupon), 9/30/36 (m)	186,667	118,825
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	212,732
3.625%, 4/28/26§	225,000	210,689

		2,182,642

Total Industrials		10,945,373

Information Technology (1.2%)
Communications Equipment (0.0%)†
CommScope, Inc. 4.750%, 9/1/29§	185,000	148,000

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc. 3.875%, 1/12/28	335,000	304,965

IT Services (0.2%)
Global Payments, Inc. 4.950%, 8/15/27	360,000	350,481
Western Union Co. (The) 2.750%, 3/15/31	660,000	501,870

		852,351

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 3.419%, 4/15/33§	630,000	508,346
Marvell Technology, Inc. 4.200%, 6/22/23	585,000	581,752
NXP BV 3.875%, 6/18/26	330,000	314,634
Renesas Electronics Corp. 2.170%, 11/25/26§	860,000	735,137
TSMC Global Ltd. 1.250%, 4/23/26§	415,000	367,624

		2,507,493

Software (0.3%)
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	235,000	173,313
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	135,000	114,797
Fortinet, Inc. 1.000%, 3/15/26	405,000	353,661
Oracle Corp. 6.250%, 11/9/32 (x)	190,000	198,933
3.800%, 11/15/37	130,000	102,483
3.600%, 4/1/50	380,000	259,810
3.850%, 4/1/60	220,000	148,154
VMware, Inc. 2.200%, 8/15/31	435,000	331,556
Workday, Inc. 3.700%, 4/1/29	160,000	147,120

		1,829,827

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc. 1.875%, 6/22/25	350,000	322,618

Total Information Technology		5,965,254

Materials (1.5%)
Chemicals (0.5%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	245,000	197,384
Braskem Idesa SAPI 6.990%, 2/20/32 (m)	400,000	285,000
CF Industries, Inc. 5.375%, 3/15/44	375,000	340,547
CVR Partners LP 6.125%, 6/15/28§	150,000	134,648
Equate Petrochemical BV 2.625%, 4/28/28 (m)	200,000	173,600
LG Chem Ltd. 2.375%, 7/7/31§	200,000	156,350
Sasol Financing USA LLC 5.500%, 3/18/31	400,000	323,825
SK Invictus Intermediate II Sarl 5.000%, 10/30/29§	260,000	213,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
UPL Corp. Ltd. 4.500%, 3/8/28 (m)	$200,000	$168,725
4.625%, 6/16/30 (m)	400,000	312,200
WR Grace Holdings LLC 5.625%, 8/15/29§	140,000	112,843

		2,418,255

Containers & Packaging (0.3%)
Berry Global, Inc. 1.650%, 1/15/27	250,000	212,661
CCL Industries, Inc. 3.050%, 6/1/30§	315,000	260,113
Clydesdale Acquisition Holdings, Inc. 6.625%, 4/15/29§	215,000	204,519
Packaging Corp. of America 3.400%, 12/15/27	100,000	92,329
3.000%, 12/15/29	315,000	270,573
WRKCo., Inc. 3.750%, 3/15/25	625,000	604,239

		1,644,434

Metals & Mining (0.7%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	400,000	347,075
Arconic Corp. 6.125%, 2/15/28§	240,000	224,268
CAP SA 3.900%, 4/27/31§	400,000	312,450
3.900%, 4/27/31 (m)	650,000	507,731
Freeport Indonesia PT 5.315%, 4/14/32 (x)§	200,000	183,522
Freeport-McMoRan, Inc. 4.375%, 8/1/28	100,000	93,575
5.250%, 9/1/29	200,000	192,516
4.625%, 8/1/30	200,000	185,437
Glencore Funding LLC 1.625%, 4/27/26§	320,000	283,541
3.375%, 9/23/51§	300,000	198,151
Indonesia Asahan Aluminium Persero PT 5.800%, 5/15/50 (m)	200,000	165,913
JSW Steel Ltd. 5.050%, 4/5/32 (m)	600,000	470,925
SunCoke Energy, Inc. 4.875%, 6/30/29§	195,000	165,933
Vedanta Resources Finance II plc 9.250%, 4/23/26§	200,000	127,038
Vedanta Resources Ltd. 6.125%, 8/9/24 (m)	400,000	252,575

		3,710,650

Paper & Forest Products (0.0%)†
Glatfelter Corp. 4.750%, 11/15/29 (x)§	175,000	103,906

Total Materials		7,877,245

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Agree LP (REIT) 2.600%, 6/15/33	135,000	102,150
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	300,000	191,873
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	655,779
Corporate Office Properties LP (REIT) 2.900%, 12/1/33	295,000	208,895
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	285,354
3.650%, 9/1/27	694,000	646,235
3.800%, 2/15/28	85,000	79,000
2.250%, 1/15/31	200,000	161,241
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	698,011
Equinix, Inc. (REIT) 1.800%, 7/15/27 (x)	390,000	331,500
2.150%, 7/15/30	750,000	595,275
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31	480,000	368,074
Invitation Homes Operating Partnership LP (REIT) 2.700%, 1/15/34	320,000	234,261
Iron Mountain, Inc. (REIT) 4.500%, 2/15/31§	100,000	82,145
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29§	165,000	139,112
Sabra Health Care LP (REIT) 3.200%, 12/1/31	70,000	51,870
Vornado Realty LP (REIT) 2.150%, 6/1/26	160,000	135,192

		4,965,967

Real Estate Management & Development (0.0%)†
Realogy Group LLC 5.250%, 4/15/30 (x)§	145,000	105,431

Total Real Estate		5,071,398

Utilities (3.6%)
Electric Utilities (2.6%)
Adani Electricity Mumbai Ltd. 3.867%, 7/22/31 (m)	200,000	142,254
AES Andres BV 5.700%, 5/4/28§	400,000	346,500
Chile Electricity PEC SpA (Zero Coupon), 1/25/28§	1,000,000	715,187
Duke Energy Carolinas LLC 2.850%, 3/15/32	60,000	50,830
Duke Energy Corp. 3.150%, 8/15/27	300,000	277,524
4.300%, 3/15/28	185,000	177,966
3.950%, 8/15/47	615,000	468,018
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	308,331
Entergy Corp. 2.800%, 6/15/30	200,000	168,708
Exelon Corp. 4.050%, 4/15/30	750,000	696,903
4.100%, 3/15/52§	105,000	84,369
Fenix Power Peru SA 4.317%, 9/20/27 (m)	448,235	411,956
Georgia Power Co.
Series A 2.200%, 9/15/24	340,000	323,057
3.250%, 3/15/51	910,000	631,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
ITC Holdings Corp. 3.250%, 6/30/26	$600,000	$561,337
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	177,000	147,275
Korea East-West Power Co. Ltd. 1.750%, 5/6/25 (m)	600,000	550,238
Korea Electric Power Corp. 1.125%, 6/15/25§	300,000	271,181
LLPL Capital Pte. Ltd. 6.875%, 2/4/39(m)	682,560	587,002
Mercury Chile Holdco LLC 6.500%, 1/24/27§	800,000	764,000
Metropolitan Edison Co. 4.000%, 4/15/25§	500,000	478,124
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	136,700	130,916
Minejesa Capital BV 4.625%, 8/10/30 (m)	200,000	174,022
5.625%, 8/10/37 (m)	900,000	694,294
Monongahela Power Co. 5.400%, 12/15/43§	255,000	247,037
NextEra Energy Capital Holdings, Inc. 4.255%, 9/1/24	270,000	266,370
2.250%, 6/1/30	500,000	413,064
NRG Energy, Inc. 2.000%, 12/2/25§	240,000	214,285
3.625%, 2/15/31§	270,000	204,376
Pacific Gas and Electric Co. 2.500%, 2/1/31	430,000	335,082
Pampa Energia SA 9.125%, 4/15/29§	150,000	137,372
9.125%, 4/15/29 (m)	150,000	137,372
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	280,000	227,024
Series A 3.700%, 4/30/30	500,000	452,877
Southwestern Electric Power Co. 3.250%, 11/1/51	245,000	162,267
Transelec SA 3.875%, 1/12/29 (m)	500,000	451,344
Virginia Electric and Power Co.
Series A 3.500%, 3/15/27	300,000	284,694
Series B 3.750%, 5/15/27	115,000	109,468
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	719,252

		13,522,996

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49 (x)§	760,000	586,624
Ferrellgas LP 5.375%, 4/1/26§	120,000	109,055
Suburban Propane Partners LP 5.000%, 6/1/31§	255,000	218,099
Superior Plus LP 4.500%, 3/15/29§	250,000	213,438

		1,127,216

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp. 4.625%, 2/1/29§	105,000	90,200
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	467,813
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	226,000	200,617

		758,630

Multi-Utilities (0.6%)
Ameren Corp. 3.650%, 2/15/26	550,000	525,804
Berkshire Hathaway Energy Co. 4.600%, 5/1/53§	445,000	388,443
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	265,342
DTE Energy Co. 4.220%, 11/1/24 (e)	310,000	304,305
2.850%, 10/1/26	300,000	276,611
2.950%, 3/1/30	300,000	256,551
Empresas Publicas de Medellin ESP 4.250%, 7/18/29 (m)	400,000	316,825
4.375%, 2/15/31 (m)	400,000	306,825
NiSource, Inc. 3.490%, 5/15/27	500,000	470,573

		3,111,279

Total Utilities		18,520,121

Total Corporate Bonds		117,506,023

Foreign Government Securities (2.0%)
Dominican Republic Government Bond 4.875%, 9/23/32§	1,300,000	1,074,775
6.000%, 2/22/33§	200,000	179,850
Federative Republic of Brazil 5.625%, 2/21/47	500,000	395,406
Kingdom of Saudi Arabia 2.250%, 2/2/33 (m)	900,000	726,919
Republic of Chile 2.550%, 1/27/32	200,000	163,538
3.100%, 5/7/41	900,000	645,356
3.500%, 1/25/50	400,000	288,075
Republic of Colombia 3.125%, 4/15/31	400,000	296,450
3.250%, 4/22/32	600,000	435,300
5.000%, 6/15/45	200,000	137,225
4.125%, 5/15/51	850,000	509,628
Republic of Indonesia 2.150%, 7/28/31	300,000	249,033
3.700%, 10/30/49	600,000	460,566
Republic of Panama 2.252%, 9/29/32	600,000	444,300
4.300%, 4/29/53	200,000	145,537
4.500%, 4/1/56	200,000	146,663
3.870%, 7/23/60	600,000	386,550
Republic of Philippines 1.648%, 6/10/31	500,000	397,555
3.700%, 3/1/41	600,000	489,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Republic of South Africa 4.300%, 10/12/28	$300,000	$266,494
United Mexican States 3.750%, 1/11/28	1,040,000	979,680
2.659%, 5/24/31	700,000	565,600
4.280%, 8/14/41	950,000	730,194

Total Foreign Government Securities		10,113,760

Mortgage-Backed Securities (10.8%)
FHLMC 2.500%, 1/1/43	260,496	227,242
3.000%, 7/1/45	202,886	183,690
3.000%, 8/1/45	324,141	293,472
3.000%, 4/1/47	899,491	810,732
4.000%, 4/1/47	530,549	510,293
4.000%, 10/1/48	185,017	176,797
FHLMC UMBS 3.000%, 4/1/47	892,746	806,682
2.000%, 9/1/51	4,009,480	3,315,979
4.000%, 6/1/52	2,894,825	2,722,925
FNMA 2.460%, 4/1/32	2,157,590	1,796,012
3.000%, 4/1/45	111,619	99,882
3.000%, 10/1/46	258,097	229,748
2.225%, 12/1/50	3,400,000	2,259,076
FNMA UMBS 3.000%, 3/1/43	1,032,878	930,723
3.000%, 9/1/46	591,794	534,004
3.000%, 10/1/46	1,850,985	1,670,231
3.000%, 12/1/46	1,277,473	1,151,128
3.500%, 12/1/46	1,188,170	1,108,128
3.000%, 2/1/47	1,989,863	1,793,060
3.000%, 12/1/48	2,487,781	2,244,842
4.000%, 5/1/49	3,340,219	3,199,281
3.500%, 11/1/50	3,482,929	3,214,559
2.000%, 2/1/51	7,659,259	6,348,833
2.500%, 5/1/51	5,607,881	4,797,863
3.500%, 7/1/51	3,534,376	3,266,736
2.500%, 12/1/51	2,519,805	2,143,238
4.000%, 7/1/52	2,233,094	2,100,489
5.000%, 7/1/52	1,904,999	1,881,840
GNMA 2.500%, 10/20/51	4,231,378	3,654,088
2.500%, 11/20/51	2,971,756	2,566,317

Total Mortgage-Backed Securities		56,037,890

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	150,000	187,745

Total Municipal Bond		187,745

U.S. Treasury Obligations (19.1%)
U.S. Treasury Bonds 2.250%, 5/15/41	750,000	567,672
3.250%, 5/15/42	3,770,000	3,330,334
4.000%, 11/15/42 (x)	560,000	552,312
1.250%, 5/15/50	95,500,000	52,000,514
2.875%, 5/15/52	650,000	526,637
3.000%, 8/15/52	4,310,000	3,595,115
4.000%, 11/15/52	455,000	460,119
U.S. Treasury Notes 3.000%, 6/30/24	465,000	453,933
3.000%, 7/15/25	520,000	504,118
3.125%, 8/15/25	505,000	490,756
3.250%, 6/30/27	465,000	450,325
2.750%, 7/31/27	290,000	274,839
4.125%, 9/30/27	250,000	251,324
4.125%, 10/31/27	1,970,000	1,980,097
3.250%, 6/30/29	360,000	345,207
2.625%, 7/31/29	2,145,000	1,980,313
2.875%, 5/15/32	29,690,000	27,456,611
4.125%, 11/15/32 (x)	3,645,000	3,729,496

Total U.S. Treasury Obligations		98,949,722

Total Long-Term Debt Securities (89.3%) (Cost $541,339,975)		462,428,088

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,735,961
DoubleLine Global Bond Fund , Class I‡	431,290	3,558,141

Total Investment Companies (1.6%) (Cost $9,785,319)		8,294,102

SHORT-TERM INVESTMENTS:
Investment Company (5.1%)
JPMorgan Prime Money Market Fund, IM Shares	26,168,120	26,181,205

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $478,063, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $487,397. (xx)	$477,840	477,840
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $2,000,956, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $2,041,060. (xx)	2,000,000	2,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,301,125, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,415,477. (xx)	1,300,000	1,300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $500,244, collateralized by various Common Stocks; total market value $555,323. (xx)	$500,000	$500,000

Total Repurchase Agreements		4,277,840

U.S. Treasury Obligations (2.6%)
U.S. Treasury Bills 3.95%, 2/21/23 (p)	13,100,000	13,025,604
4.29%, 4/20/23 (p)	370,000	365,217

Total U.S. Treasury Obligations		13,390,821

Total Short-Term Investments (8.5%) (Cost $43,843,721)		43,849,866

Total Investments in Securities (99.4%) (Cost $594,969,015)		514,572,056
Other Assets Less Liabilities (0.6%)		3,166,665

Net Assets (100%)		$517,738,721

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $148,349,830 or 28.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $16,660,136 or 3.2% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,706,525. This was collateralized by $545,265 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 4/15/23 - 2/15/52 and by cash of $4,277,840 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

Glossary:

CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.1%
Australia	0.9
Belgium	0.1
Bermuda	0.2
Brazil	0.4
Canada	0.8
Cayman Islands	7.8
Chile	1.1
China	0.1
Colombia	0.6
Dominican Republic	0.3
France	0.2
Germany	0.1
India	0.7
Indonesia	0.5
Ireland	0.1
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Kuwait	0.0	#
Luxembourg	0.0	#
Malaysia	0.2
Mexico	0.6
Panama	0.3
Paraguay	0.0	#
Peru	0.4
Philippines	0.2
Qatar	0.1
Saudi Arabia	0.3
Singapore	0.4
South Africa	0.1
South Korea	0.4
Taiwan	0.1
United Arab Emirates	0.3
United Kingdom	0.7
United States	81.1
Cash and Other	0.6

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,093,694	—	—	—	(357,733)	4,735,961	243,586	—
DoubleLine Global Bond Fund, Class I	431,290	20,070,499	—	(15,400,001)	(1,246,888)	134,531	3,558,141	—	—

Total		25,164,193	—	(15,400,001)	(1,246,888)	(223,202)	8,294,102	243,586	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$84,270,927	$—	$84,270,927
Collateralized Mortgage Obligations	—	61,634,065	—	61,634,065
Commercial Mortgage-Backed Securities	—	33,724,998	—	33,724,998
Convertible Bonds
Communication Services	—	2,958	—	2,958
Corporate Bonds
Communication Services	—	9,062,736	—	9,062,736
Consumer Discretionary	—	8,401,275	—	8,401,275
Consumer Staples	—	3,928,278	—	3,928,278
Energy	—	15,427,268	—	15,427,268
Financials	—	27,593,843	—	27,593,843
Health Care	—	4,713,232	—	4,713,232
Industrials	—	10,945,373	—	10,945,373
Information Technology	—	5,965,254	—	5,965,254
Materials	—	7,877,245	—	7,877,245
Real Estate	—	5,071,398	—	5,071,398
Utilities	—	18,520,121	—	18,520,121
Foreign Government Securities	—	10,113,760	—	10,113,760
Investment Companies	8,294,102	—	—	8,294,102
Mortgage-Backed Securities	—	56,037,890	—	56,037,890
Municipal Bond	—	187,745	—	187,745
Short-Term Investments
Investment Company	26,181,205	—	—	26,181,205
Repurchase Agreements	—	4,277,840	—	4,277,840
U.S. Treasury Obligations	—	13,390,821	—	13,390,821
U.S. Treasury Obligations	—	98,949,722	—	98,949,722

Total Assets	$34,475,307	$480,096,749	$—	$514,572,056

Total Liabilities	$—	$—	$—	$—

Total	$34,475,307	$480,096,749	$—	$514,572,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$103,244,377
Long-term U.S. government debt securities	503,409,269

$606,653,646

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$153,868,395
Long-term U.S. government debt securities	499,105,455

$652,973,850

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,072,458
Aggregate gross unrealized depreciation	(82,778,605)

Net unrealized depreciation	$(81,706,147)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$596,278,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $9,785,319)	$8,294,102
Unaffiliated Issuers (Cost $580,905,856)	502,000,114
Repurchase Agreements (Cost $4,277,840)	4,277,840
Cash	4,460,542
Dividends, interest and other receivables	3,429,954
Receivable for securities sold	26,765
Receivable for Portfolio shares sold	8,832
Securities lending income receivable	4,509
Other assets	2,449

Total assets	522,505,107

LIABILITIES
Payable for return of collateral on securities loaned	4,277,840
Investment management fees payable	219,510
Payable for Portfolio shares redeemed	86,071
Administrative fees payable	42,418
Distribution fees payable – Class IB	12,476
Trustees’ fees payable	706
Accrued expenses	127,365

Total liabilities	4,766,386

NET ASSETS	$517,738,721

Net assets were comprised of:
Paid in capital	$620,617,524
Total distributable earnings (loss)	(102,878,803)

Net assets	$517,738,721

Class IB
Net asset value, offering and redemption price per share, $58,791,850 / 6,979,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.42

Class K
Net asset value, offering and redemption price per share, $458,946,871 / 54,464,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.43

(x)	Includes value of securities on loan of $4,706,525.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest (net of $549 foreign withholding tax)	$19,424,688
Dividends ($243,586 of dividend income received from affiliates)	739,013
Securities lending (net)	50,726

Total income	20,214,427

EXPENSES
Investment management fees	3,358,273
Administrative fees	518,964
Distribution fees – Class IB	149,474
Professional fees	88,735
Custodian fees	37,400
Printing and mailing expenses	30,856
Trustees’ fees	18,464
Miscellaneous	82,804

Gross expenses	4,284,970
Less: Voluntary waiver from investment manager	(62,837)
Waiver from investment manager	(499,410)

Net expenses	3,722,723

NET INVESTMENT INCOME (LOSS)	16,491,704

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(1,246,888) realized gain (loss) from affiliates)	(20,040,967)
Net change in unrealized appreciation (depreciation) on investments in securities ($(223,202) of change in unrealized appreciation (depreciation) from affiliates)	(78,127,210)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(98,168,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(81,676,473)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,491,704	$12,835,272
Net realized gain (loss)	(20,040,967)	1,379,307
Net change in unrealized appreciation (depreciation)	(78,127,210)	(15,521,207)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(81,676,473)	(1,306,628)

Distributions to shareholders:
Class IB	(1,946,560)	(1,334,389)
Class K	(16,626,182)	(13,325,926)

Total distributions to shareholders	(18,572,742)	(14,660,315)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,268,872 and 1,422,754 shares, respectively ]	11,536,398	14,604,197
Capital shares issued in reinvestment of dividends and distributions [ 226,394 and 132,633 shares, respectively ]	1,946,560	1,334,389
Capital shares repurchased [ (942,690) and (750,811) shares, respectively ]	(8,610,436)	(7,703,175)

Total Class IB transactions	4,872,522	8,235,411

Class K
Capital shares sold [ 2,608,368 and 8,277,310 shares, respectively ]	23,451,520	85,171,843
Capital shares issued in reinvestment of dividends and distributions [ 1,933,130 and 1,324,141 shares, respectively ]	16,626,182	13,325,926
Capital shares repurchased [ (7,528,764) and (5,336,093) shares, respectively ]	(69,552,898)	(54,823,937)

Total Class K transactions	(29,475,196)	43,673,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,602,674)	51,909,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	(124,851,889)	35,942,300
NET ASSETS:
Beginning of year	642,590,610	606,648,310

End of year	$517,738,721	$642,590,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020		2019		2018
Net asset value, beginning of year	$10.06	$10.31		$10.13		$9.64		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.18		0.23		0.31		0.27
Net realized and unrealized gain (loss)	(1.60)	(0.22)		0.20		0.48		(0.37)

Total from investment operations	(1.35)	(0.04)		0.43		0.79		(0.10)

Less distributions:
Dividends from net investment income	(0.28)	(0.20)		(0.22)		(0.30)		(0.29)
Distributions from net realized gains	(0.01)	(0.01)		(0.03)		—		—

Total dividends and distributions	(0.29)	(0.21)		(0.25)		(0.30)		(0.29)

Net asset value, end of year	$8.42	$10.06		$10.31		$10.13		$9.64

Total return	(13.46)%	(0.36)%		4.26%		8.18%		(0.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$58,792	$64,627		$57,987		$47,029		$34,500
Ratio of expenses to average net assets:
After waivers (f)	0.89%	0.92	%(j)	0.94	%(k)	0.96	%(m)	0.98	%(n)
Before waivers (f)	0.99%	0.98%		1.00%		1.00%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.74%	1.78%		2.25%		3.06%		2.74%
Before waivers (f)	2.64%	1.72%		2.20%		3.03%		2.73%
Portfolio turnover rate^	116%	156%		122%		57%		62%

	Year Ended December 31,
Class K	2022	2021		2020		2019		2018
Net asset value, beginning of year	$10.06	$10.32		$10.13		$9.65		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.21		0.26		0.34		0.30
Net realized and unrealized gain (loss)	(1.59)	(0.23)		0.21		0.46		(0.36)

Total from investment operations	(1.32)	(0.02)		0.47		0.80		(0.06)

Less distributions:
Dividends from net investment income	(0.30)	(0.23)		(0.25)		(0.32)		(0.32)
Distributions from net realized gains	(0.01)	(0.01)		(0.03)		—		—

Total dividends and distributions	(0.31)	(0.24)		(0.28)		(0.32)		(0.32)

Net asset value, end of year	$8.43	$10.06		$10.32		$10.13		$9.65

Total return	(13.14)%	(0.23)%		4.61%		8.33%		(0.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$458,947	$577,963		$548,662		$428,345		$297,879
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.67	%(j)	0.69	%(k)	0.71	%(m)	0.73	%(n)
Before waivers (f)	0.74%	0.73%		0.75%		0.75%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.97%	2.04%		2.50%		3.32%		2.98%
Before waivers (f)	2.87%	1.97%		2.44%		3.28%		2.96%
Portfolio turnover rate^	116%	156%		122%		57%		62%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Barrow, Hanley, Mewhinney & Strauss, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	3.11%	6.42%	9.65%
Portfolio – Class IB Shares	3.09	6.41	9.64
Portfolio – Class K Shares	3.36	6.67	9.92
Russell 1000® Value Index	(7.54)	6.67	10.29

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 3.09% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned (7.54)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Stock selection and an overweight position within the Health Care sector was the largest contributor to relative performance.

•	An underweight position and stock selection within Information Technology as well as stock selection within Financials also contributed to performance.

•	Leading relative contributors were Cigna Corporation, Hess Corporation, Merck & Co., Inc., Phillips 66, and Valero Energy Corporation.

What hurt performance during the year:

•	Stock selection within the Consumer Discretionary sector was the largest relative detractor from performance for the period.

•	An underweight position to the Utilities sector also detracted from performance.

•	Leading relative detractors for the period were Stanley Black & Decker, Inc., International Flavors & Fragrances, Inc., Advance Auto Parts, Inc., Northern Trust Corp., and Lowe’s Cos., Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Health Care	26.3%
Financials	17.9
Energy	12.1
Consumer Staples	11.8
Industrials	10.1
Materials	9.0
Utilities	4.3
Information Technology	3.4
Communication Services	2.2
Consumer Discretionary	1.1
Real Estate	1.0
Repurchase Agreement	0.0 #
Cash and Other	0.8

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,085.60	$4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84
Class IB
Actual	1,000.00	1,084.90	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84
Class K
Actual	1,000.00	1,086.00	3.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.57

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Media (2.2%)
Comcast Corp., Class A	331,273	$11,584,617

Total Communication Services		11,584,617

Consumer Discretionary (1.1%)
Specialty Retail (1.1%)
Advance Auto Parts, Inc.	38,997	5,733,729

Total Consumer Discretionary		5,733,729

Consumer Staples (11.8%)
Beverages (4.8%)
Coca-Cola Europacific Partners plc	300,241	16,609,332
Molson Coors Beverage Co., Class B	168,892	8,701,316

		25,310,648

Household Products (2.0%)
Procter & Gamble Co. (The)	67,205	10,185,590

Tobacco (5.0%)
Philip Morris International, Inc.	257,687	26,080,501

Total Consumer Staples		61,576,739

Energy (12.1%)
Oil, Gas & Consumable Fuels (12.1%)
Enbridge, Inc.	364,136	14,237,718
Hess Corp.	128,042	18,158,916
Phillips 66	235,450	24,505,636
Valero Energy Corp.	52,173	6,618,667

Total Energy		63,520,937

Financials (17.9%)
Banks (9.0%)
JPMorgan Chase & Co.	130,407	17,487,579
US Bancorp	266,708	11,631,136
Wells Fargo & Co.	437,231	18,053,268

		47,171,983

Capital Markets (1.8%)
Northern Trust Corp.	106,851	9,455,245

Insurance (7.1%)
Allstate Corp. (The)	136,315	18,484,314
Chubb Ltd.	84,034	18,537,900

		37,022,214

Total Financials		93,649,442

Health Care (26.3%)
Health Care Equipment & Supplies (4.6%)
Becton Dickinson and Co.	45,221	11,499,700
Medtronic plc	161,747	12,570,977

		24,070,677

Health Care Providers & Services (13.4%)
Cigna Corp.	80,177	26,565,847
CVS Health Corp.	185,847	17,319,082
Humana, Inc.	13,332	6,828,517
UnitedHealth Group, Inc.	36,603	19,406,179

		70,119,625

Pharmaceuticals (8.3%)
Johnson & Johnson	48,447	8,558,162
Merck & Co., Inc.	257,542	28,574,285
Perrigo Co. plc	178,432	6,082,747

		43,215,194

Total Health Care		137,405,496

Industrials (10.1%)
Aerospace & Defense (6.2%)
General Dynamics Corp.	55,134	13,679,297
Raytheon Technologies Corp.	183,775	18,546,573

		32,225,870

Machinery (3.9%)
Deere & Co.	19,818	8,497,165
Stanley Black & Decker, Inc.	159,549	11,985,321

		20,482,486

Total Industrials		52,708,356

Information Technology (3.4%)
Software (3.4%)
Oracle Corp.	216,464	17,693,767

Total Information Technology		17,693,767

Materials (9.0%)
Chemicals (9.0%)
Air Products and Chemicals, Inc.	72,485	22,344,226
DuPont de Nemours, Inc.	185,806	12,751,866
International Flavors & Fragrances, Inc.	115,313	12,089,415

Total Materials		47,185,507

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Corporate Office Properties Trust (REIT) (x)	199,763	5,181,852

Total Real Estate		5,181,852

Utilities (4.3%)
Electric Utilities (4.3%)
Entergy Corp.	99,900	11,238,751
Pinnacle West Capital Corp.	145,652	11,075,378

Total Utilities		22,314,129

Total Common Stocks (99.2%) (Cost $423,785,327 )		518,554,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,651, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,703. (xx)	$2,650	$2,650

Total Short-Term Investment (0.0%)† (Cost $2,650)		2,650

Total Investments in Securities (99.2%) (Cost $423,787,977)		518,557,221
Other Assets Less Liabilities (0.8%)		4,194,946

Net Assets (100%)		$522,752,167

†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $2,594. This was collateralized by cash of $2,650 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,584,617	$—	$—	$11,584,617
Consumer Discretionary	5,733,729	—	—	5,733,729
Consumer Staples	61,576,739	—	—	61,576,739
Energy	63,520,937	—	—	63,520,937
Financials	93,649,442	—	—	93,649,442
Health Care	137,405,496	—	—	137,405,496
Industrials	52,708,356	—	—	52,708,356
Information Technology	17,693,767	—	—	17,693,767
Materials	47,185,507	—	—	47,185,507
Real Estate	5,181,852	—	—	5,181,852
Utilities	22,314,129	—	—	22,314,129
Short-Term Investment
Repurchase Agreement	—	2,650	—	2,650

Total Assets	$518,554,571	$2,650	$—	$518,557,221

Total Liabilities	$—	$—	$—	$—

Total	$518,554,571	$2,650	$—	$518,557,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$103,863,788
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$170,047,437

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,239,781
Aggregate gross unrealized depreciation	(25,351,762)

Net unrealized appreciation	$95,888,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$422,669,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $423,785,327)	$518,554,571
Repurchase Agreements (Cost $2,650)	2,650
Cash	3,204,875
Dividends, interest and other receivables	1,392,699
Receivable for Portfolio shares sold	109,318
Securities lending income receivable	1
Other assets	2,397

Total assets	523,266,511

LIABILITIES
Investment management fees payable	252,528
Payable for Portfolio shares redeemed	107,342
Administrative fees payable	42,257
Distribution fees payable – Class IB	37,930
Distribution fees payable – Class IA	6,637
Payable for return of collateral on securities loaned	2,650
Accrued expenses	65,000

Total liabilities	514,344

NET ASSETS	$522,752,167

Net assets were comprised of:
Paid in capital	$420,693,331
Total distributable earnings (loss)	102,058,836

Net assets	$522,752,167

Class IA
Net asset value, offering and redemption price per share, $31,207,070 / 6,293,383 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.96

Class IB
Net asset value, offering and redemption price per share, $178,718,767 / 35,725,147 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.00

Class K
Net asset value, offering and redemption price per share, $312,826,330 / 63,033,597 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.96

(x)	Includes value of securities on loan of $2,594.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $150,959 foreign withholding tax)	$13,686,418
Interest	112,371
Securities lending (net)	12,338

Total income	13,811,127

EXPENSES
Investment management fees	4,050,432
Administrative fees	500,816
Distribution fees – Class IB	439,519
Distribution fees – Class IA	76,743
Professional fees	67,429
Custodian fees	49,200
Printing and mailing expenses	30,490
Trustees’ fees	17,175
Miscellaneous	12,055

Gross expenses	5,243,859
Less: Waiver from investment manager	(947,671)

Net expenses	4,296,188

NET INVESTMENT INCOME (LOSS)	9,514,939

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	48,092,082
Net change in unrealized appreciation (depreciation) on investments in securities	(41,630,800)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,461,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,976,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,514,939	$8,996,164
Net realized gain (loss)	48,092,082	40,106,230
Net change in unrealized appreciation (depreciation)	(41,630,800)	84,025,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,976,221	133,128,348

Distributions to shareholders:
Class IA	(2,247,896)	(466,855)
Class IB	(12,726,184)	(2,546,193)
Class K	(23,210,400)	(6,178,193)

Total distributions to shareholders	(38,184,480)	(9,191,241)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 824,750 and 600,166 shares, respectively ]	4,162,683	2,959,597
Capital shares issued in reinvestment of dividends and distributions [ 450,706 and 91,502 shares, respectively ]	2,247,896	466,855
Capital shares repurchased [ (1,297,386) and (1,088,067) shares, respectively ]	(6,691,688)	(5,287,663)

Total Class IA transactions	(281,109)	(1,861,211)

Class IB
Capital shares sold [ 3,343,224 and 2,081,699 shares, respectively ]	17,329,231	10,114,568
Capital shares issued in reinvestment of dividends and distributions [ 2,529,230 and 494,977 shares, respectively ]	12,726,184	2,546,193
Capital shares repurchased [ (4,465,428) and (4,382,517) shares, respectively ]	(23,035,670)	(21,324,191)

Total Class IB transactions	7,019,745	(8,663,430)

Class K
Capital shares sold [ 694,782 and 767,509 shares, respectively ]	3,557,685	3,751,327
Capital shares issued in reinvestment of dividends and distributions [ 4,650,376 and 1,210,224 shares, respectively ]	23,210,400	6,178,193
Capital shares repurchased [ (14,915,907) and (12,605,027) shares, respectively ]	(76,843,013)	(60,669,820)

Total Class K transactions	(50,074,928)	(50,740,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,336,292)	(61,264,941)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,544,551)	62,672,166
NET ASSETS:
Beginning of year	588,296,718	525,624,552

End of year	$522,752,167	$588,296,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$5.18	$4.16	$4.45	$3.71	$6.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.07	0.07	0.09	0.11
Net realized and unrealized gain (loss)	0.09	1.03	(0.27)	0.81	(0.72)

Total from investment operations	0.17	1.10	(0.20)	0.90	(0.61)

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.08)	(0.10)	(0.12)
Distributions from net realized gains	(0.29)	—	(0.01)	(0.06)	(1.65)
Return of capital	—	—	— #	—	—

Total dividends and distributions	(0.39)	(0.08)	(0.09)	(0.16)	(1.77)

Net asset value, end of year	$4.96	$5.18	$4.16	$4.45	$3.71

Total return	3.11%	26.35%	(4.55)%	24.30%	(11.69)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$31,207	$32,714	$27,913	$35,150	$33,493
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.99%
Before waivers (f)	1.13%	1.12%	1.14%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.62%	1.40%	1.94%	2.17%	1.89%
Before waivers (f)	1.44%	1.23%	1.75%	1.98%	1.75%
Portfolio turnover rate^	20%	28%	39%	56%	106%*

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$5.22	$4.19	$4.48	$3.74	$6.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.07	0.07	0.09	0.11
Net realized and unrealized gain (loss)	0.09	1.04	(0.27)	0.81	(0.72)

Total from investment operations	0.17	1.11	(0.20)	0.90	(0.61)

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.08)	(0.10)	(0.12)
Distributions from net realized gains	(0.29)	—	(0.01)	(0.06)	(1.65)
Return of capital	—	—	— #	—	—

Total dividends and distributions	(0.39)	(0.08)	(0.09)	(0.16)	(1.77)

Net asset value, end of year	$5.00	$5.22	$4.19	$4.48	$3.74

Total return	3.09%	26.40%	(4.52)%	24.10%	(11.62)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$178,719	$179,232	$151,452	$166,132	$144,780
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.99%
Before waivers (f)	1.13%	1.12%	1.14%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.62%	1.41%	1.93%	2.17%	1.89%
Before waivers (f)	1.45%	1.24%	1.74%	1.99%	1.75%
Portfolio turnover rate^	20%	28%	39%	56%	106%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$5.18	$4.16	$4.45	$3.71	$6.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.08	0.08	0.10	0.13
Net realized and unrealized gain (loss)	0.09	1.03	(0.27)	0.81	(0.72)

Total from investment operations	0.18	1.11	(0.19)	0.91	(0.59)

Less distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.09)	(0.11)	(0.14)
Distributions from net realized gains	(0.29)	—	(0.01)	(0.06)	(1.65)
Return of capital	—	—	— #	—	—

Total dividends and distributions	(0.40)	(0.09)	(0.10)	(0.17)	(1.79)

Net asset value, end of year	$4.96	$5.18	$4.16	$4.45	$3.71

Total return	3.36%	26.62%	(4.33)%	24.59%	(11.45)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$312,826	$376,351	$346,259	$337,568	$342,603
Ratio of expenses to average net assets:
After waivers (f)	0.70%	0.70%	0.70%	0.70%	0.74%
Before waivers (f)	0.88%	0.87%	0.89%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.85%	1.65%	2.17%	2.42%	2.14%
Before waivers (f)	1.67%	1.48%	1.99%	2.24%	2.00%
Portfolio turnover rate^	20%	28%	39%	56%	106%*
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 31%.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(6.01)%	1.32%	3.51%
Portfolio – Class IB Shares	(5.97)	1.32	3.51
Portfolio – Class K Shares	(5.78)	1.58	3.78
S&P Long-Only Merger Arbitrage Index	(3.35)	2.76	3.64
S&P 500® Index	(18.11)	9.42	12.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (5.97)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the S&P Long-Only Merger Arbitrage Index and the S&P 500® Index, which returned (3.35)% and (18.11)%, respectively.

Portfolio Highlights

What helped performance during the year:

•

Uncertainty in the board room and elevated borrowing costs curtailed Mergers & Acquisitions (M&A) deals and financial engineering, and M&A declined by a little more than 1/3 in 2022 from record levels in 2021. Activity by both strategic and financial buyers reawakened late in the year as market dislocations presented bargains too enticing to resist. The Portfolio benefitted from the announced acquisition of top holding Aerojet Rocketdyne Holdings, Inc. by L3Harris Technologies, Inc. at the end of the fourth quarter. This is Aerojet’s second trip to the altar in as many years and the stock was up nearly 40% on the news.

•

Shares of Madison Square Garden Sports had a solid year as pent-up consumer demand for live entertainment continued. The company was up sharply in the fourth quarter on headlines around team valuations as well as the new NBA media rights deal that is currently being negotiated by the league.

•	Lower exposure to technology was a strong contributor to relative performance for the year.

What hurt performance during the year:

•	Energy was a strong sector during the year and the Portfolio’s lower allocation to the sector detracted from relative performance.

•

The Portfolio’s higher exposure to small- and mid-capitalization companies, defined as companies with market caps lower than $3 billion and $12 billion respectively, was a detractor to relative contribution to return during the year, though strong stock selection helped to offset some of this impact.

•

The pre-announced deal portion of the Portfolio (companies that may be taken over) hurt performance during the year compared to the announced deal portion of the Portfolio. This announced deal portion of the Portfolio has historically helped to protect on the downside in periods during which the broader market is challenged.

Portfolio Positioning and Outlook — GAMCO Asset Management, Inc.

The direction of markets in 2023 and beyond depends largely upon the answers to three questions: (a) will hot and cold conflicts in Ukraine and Taiwan, respectively, stay contained? (b) can the Fed return inflation to the low-single-digits without triggering deep economic and earnings recessions? and (c) given the altered political economic backdrop, what multiple should investors pay for stocks? Despite abysmal sentiment, market volatility remains subdued with inflation data driven rallies and sell-offs punctuating what has generally been a steady grind lower.

Modern corporate finance dictates that an asset is worth the sum of its discounted future cash flows. The higher the discount rate (geared to the risk-free rate on Treasuries), the lower the value of that stream of cash

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

flows. Said differently, when asset owners can generate higher returns from a risk-free investment — say 4% on a money market fund — they must be induced to hold riskier assets with the higher returns created by lower entry prices. Multiples are simply a shorthand for the discounting process; lower multiples reflect higher rates. The S&P 500 Index has gone from 23x to 18x forward earnings over the last year. History would suggest that all else equal, multiples have further to fall. Of course, all else is never equal, making transposing historical data onto a dynamic modern economy problematic.

Interest rates and nominal growth may determine short/medium term market performance, but productivity and population growth underpin these factors. Thus, we’ll bookend our opening questions with several worthy of longer-term consideration: (a) can democratic capitalism thrive in a world increasingly living under autocracy? (b) how do advanced economies adapt to aging demographics? (c) will climate change stymie improvements in the quality of life for most of the world’s population? and (d) what opportunities and threats do new technologies, including robotics, automation, quantum computing and artificial intelligence offer in addressing these and other challenges.

No one can offer definitive answers to these questions, but we have seen the U.S. overcome serious challenges in the past. Naysayers may characterize the West’s disorganization and sometime chaos as a weakness, but it may actually be our strength. A robust marketplace of ideas eases the path toward finding a “right” answer — a new equilibrium that may be better in some ways, worse in others but the reality in which we live.

Sector Weightings as of December 31, 2022	% of Net Assets
Investment Companies	29.8%
Industrials	14.8
Communication Services	12.0
Health Care	8.7
Utilities	8.3
Information Technology	7.0
Consumer Discretionary	5.0
Materials	4.2
Financials	4.0
Repurchase Agreements	3.1
Real Estate	1.4
Consumer Staples	0.3
Energy	0.3
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,026.10	$6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class IB
Actual	1,000.00	1,026.30	6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class K
Actual	1,000.00	1,027.50	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (1.3%)
Koninklijke KPN NV	90,000	$278,424
Liberty Global plc, Class A*	40,000	757,200
Liberty Global plc, Class C*	11,000	213,730
Lumen Technologies, Inc.	72,000	375,840
Telesat Corp.(x)*	80,000	600,000

		2,225,194

Entertainment (3.3%)
Activision Blizzard, Inc.	8,400	643,020
Liberty Media Corp.-Liberty Braves, Class A (x)*	86,000	2,809,620
Madison Square Garden Entertainment Corp.*	3,000	134,910
Madison Square Garden Sports Corp., Class A	11,000	2,016,630

		5,604,180

Media (5.4%)
Beasley Broadcast Group, Inc., Class A*	40,000	36,808
Clear Channel Outdoor Holdings, Inc.*	350,000	367,500
DallasNews Corp. (x)	27,000	103,680
DISH Network Corp., Class A (x)*	60,000	842,400
EW Scripps Co. (The), Class A*	65,000	857,350
Fox Corp., Class B	70,000	1,991,500
Lee Enterprises, Inc.*	14,042	260,620
Shaw Communications, Inc., Class B	40,000	1,152,128
TEGNA, Inc.	80,000	1,695,200
Telenet Group Holding NV	124,000	2,024,221

		9,331,407

Wireless Telecommunication Services (2.0%)
Millicom International Cellular SA (x)*	90,000	1,136,700
Orange Belgium SA*	24,000	442,909
Telephone and Data Systems, Inc.	40,000	419,600
United States Cellular Corp.*	70,000	1,459,500

		3,458,709

Total Communication Services		20,619,490

Consumer Discretionary (5.0%)
Auto Components (0.0%)†
Modine Manufacturing Co.*	1,000	19,860

Diversified Consumer Services (0.7%)
Vivint Smart Home, Inc.*	100,000	1,190,000

Hotels, Restaurants & Leisure (0.1%)
Entain plc	10,000	159,763
Playtech plc*	6,000	36,921

		196,684

Household Durables (3.3%)
iRobot Corp. (x)*	26,000	1,251,380
Lennar Corp., Class B	32,500	2,430,350
Nobility Homes, Inc.	16,000	380,800
Sony Group Corp. (ADR)	19,000	1,449,320
Weber, Inc., Class A (x)	15,376	123,777

		5,635,627

Internet & Direct Marketing Retail (0.4%)
Altaba, Inc. (x)*	102,200	388,360
Home24 SE*	8,562	68,372
Poshmark, Inc., Class A*	10,000	178,800

		635,532

Specialty Retail (0.5%)
Sportsman’s Warehouse Holdings, Inc.*	80,000	752,800
Yamada Holdings Co. Ltd.	12,400	44,124

		796,924

Textiles, Apparel & Luxury Goods (0.0%)†
Tod’s SpA*	1,000	32,413

Total Consumer Discretionary		8,507,040

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Albertsons Cos., Inc., Class A	24,000	497,760
Fresh Market, Inc. (The) (r)*	160,000	—
GrainCorp Ltd., Class A	6,000	30,311

		528,071

Food Products (0.0%)†
United Malt Group Ltd. (x)	10,000	23,626

Total Consumer Staples		551,697

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,333	490,594
Gulf Coast Ultra Deep Royalty Trust	550,000	21,450

Total Energy		512,044

Financials (4.0%)
Banks (1.9%)
Cadence Bank	14,500	357,570
First Horizon Corp.	40,000	980,000
Flushing Financial Corp.	60,000	1,162,800
Horizon Bancorp, Inc.	10,000	150,800
SouthState Corp.	1,200	91,632
Webster Financial Corp.	9,500	449,730

		3,192,532

Capital Markets (1.6%)
BKF Capital Group, Inc.*	2,434	36,510
Cowen, Inc., Class A	70,000	2,703,400

		2,739,910

Insurance (0.2%)
Fanhua, Inc. (ADR) (x)	7,500	55,500
Topdanmark A/S	1,000	52,600
Trean Insurance Group, Inc.*	45,000	270,000

		378,100

Thrifts & Mortgage Finance (0.3%)
Aareal Bank AG*	16,500	565,198
CNFinance Holdings Ltd. (ADR)*	1,765	3,018

		568,216

Total Financials		6,878,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Health Care (8.6%)
Biotechnology (5.6%)
AVEO Pharmaceuticals, Inc.*	110,000	$1,644,500
Biohaven Ltd. (x)*	11,000	152,680
F-star Therapeutics, Inc.*	2,000	12,640
Grifols SA (ADR)*	24,000	204,000
Horizon Therapeutics plc*	15,000	1,707,000
Idorsia Ltd. (x)*	12,000	174,163
Imago Biosciences, Inc.*	38,252	1,375,159
Myovant Sciences Ltd. (x)*	100,000	2,696,000
Oyster Point Pharma, Inc.*	150,000	1,675,500

		9,641,642

Health Care Equipment & Supplies (0.5%)
Apollo Endosurgery, Inc.*	34,107	340,047
Bioventus, Inc., Class A*	3,000	7,830
ICU Medical, Inc.*	500	78,740
Innocoll Holdings Ltd. (r)(x)*	125,000	—
Meridian Bioscience, Inc.*	6,000	199,260
QuidelOrtho Corp.*	2,500	214,175

		840,052

Health Care Providers & Services (1.6%)
1Life Healthcare, Inc.*	55,000	919,050
LHC Group, Inc.*	1,459	235,906
Signify Health, Inc., Class A*	55,000	1,576,300

		2,731,256

Health Care Technology (0.2%)
EMIS Group plc	8,000	181,052
Teladoc Health, Inc.*	2,500	59,125

		240,177

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	40,440

Pharmaceuticals (0.7%)
AstraZeneca plc (ADR)	4,500	305,100
Opiant Pharmaceuticals, Inc.*	10,000	202,800
TherapeuticsMD, Inc. (x)*	4,000	22,360
Viatris, Inc.	60,000	667,800

		1,198,060

Total Health Care		14,691,627

Industrials (14.8%)
Aerospace & Defense (6.5%)
Aerojet Rocketdyne Holdings, Inc.*	142,000	7,942,061
Hexcel Corp. (x)	14,000	823,900
Kaman Corp.	50,000	1,115,000
Maxar Technologies, Inc.	25,000	1,293,500

		11,174,461

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.*	16,000	1,612,800

Building Products (0.4%)
Carrier Global Corp.	6,200	255,750
Griffon Corp.	10,000	357,900

		613,650

Commercial Services & Supplies (0.4%)
Biffa plc (m)	40,000	197,010
IAA, Inc.*	12,000	480,000

		677,010

Machinery (4.4%)
Altra Industrial Motion Corp.	43,000	2,569,250
CFT SpA (r)*	25,000	116,947
CIRCOR International, Inc.*	51,000	1,221,960
Crane Holdings Co.	3,500	351,575
EnPro Industries, Inc.	11,700	1,271,673
Mueller Industries, Inc.	22,500	1,327,500
Mueller Water Products, Inc., Class A	12,000	129,120
Park-Ohio Holdings Corp.	10,000	122,300
SLM Solutions Group AG (x)*	4,000	85,208
Valmet OYJ	16,384	441,262

		7,636,795

Professional Services (0.0%)†
Ework Group AB	1,441	16,848

Trading Companies & Distributors (1.4%)
Herc Holdings, Inc.	17,700	2,328,789

Transportation Infrastructure (0.8%)
Atlas Corp. (x)	92,774	1,423,153

Total Industrials		25,483,506

Information Technology (7.0%)
Communications Equipment (0.0%)†
Digi International, Inc.*	1,200	43,860

Electronic Equipment, Instruments & Components (1.1%)
CTS Corp.	3,500	137,970
Rogers Corp.*	14,000	1,670,760

		1,808,730

IT Services (1.3%)
Evo Payments, Inc., Class A*	50,000	1,692,000
MoneyGram International, Inc.*	55,000	598,950

		2,290,950

Software (4.6%)
AVEVA Group plc	5,000	194,218
Black Knight, Inc.*	18,000	1,111,500
Coupa Software, Inc.*	30,000	2,375,100
ForgeRock, Inc., Class A (x)*	50,000	1,138,500
Gen Digital, Inc.	5,209	111,629
KnowBe4, Inc., Class A*	70,000	1,734,600
UserTesting, Inc. (x)*	73,000	548,230
VMware, Inc., Class A*	5,500	675,180

		7,888,957

Technology Hardware, Storage & Peripherals (0.0%)†
Diebold Nixdorf, Inc.*	45,000	63,900

Total Information Technology		12,096,397

Materials (4.2%)
Chemicals (0.7%)
Chr Hansen Holding A/S	2,500	179,831
Mativ Holdings, Inc.	26,000	543,400
Valvoline, Inc.	15,000	489,750

		1,212,981

Construction Materials (1.9%)
Vulcan Materials Co.	19,000	3,327,090

Containers & Packaging (0.7%)
Myers Industries, Inc.	51,000	1,133,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Metals & Mining (0.3%)
Endeavour Mining plc	4,700	$100,595
Kinross Gold Corp.	5,960	24,298
Pan American Silver Corp.	25,000	408,050
Sierra Metals, Inc. (x)*	45,000	7,776

		540,719

Paper & Forest Products (0.6%)
Resolute Forest Products, Inc.*	45,000	971,550

Total Materials		7,186,070

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Healthcare Realty Trust, Inc. (REIT)	4,500	86,715
Indus Realty Trust, Inc. (REIT) (x)	4,400	279,356
Ryman Hospitality Properties, Inc. (REIT)	11,000	899,580
STORE Capital Corp. (REIT)	35,000	1,122,100

		2,387,751

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	10,000	8,040

Total Real Estate		2,395,791

Utilities (8.3%)
Electric Utilities (3.9%)
Evergy, Inc.	18,000	1,132,740
PNM Resources, Inc.	103,000	5,025,370
Portland General Electric Co.	11,000	539,000

		6,697,110

Gas Utilities (2.7%)
National Fuel Gas Co.	45,000	2,848,500
South Jersey Industries, Inc.	8,000	284,240
Southwest Gas Holdings, Inc.	25,000	1,547,000

		4,679,740

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA(x)	8,000	275,748

Multi-Utilities (0.8%)
Avista Corp.	30,000	1,330,200

Water Utilities (0.7%)
Severn Trent plc	40,000	1,281,971

Total Utilities		14,264,769

Total Common Stocks (65.9%) (Cost $116,292,382)		113,187,189

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	7,500

Total Consumer Staples		7,500

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	21,000	7,245
Adamas Pharmaceuticals, Inc., CVR *	108,000	5,400
Akouos, Inc., CVR (r)(x)*	141,148	83,630
Ambit Biosciences Corp., CVR (r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	—
Epizyme, Inc., CVR (r)*	10,000	150
Radius Health, Inc., CVR (r)*	2,000	120
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	—

		121,895

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	31,500

Pharmaceuticals (0.0%)†
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Zogenix, Inc., CVR*	1,500	1,500

		4,220

Total Health Care		157,615

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	36,782

Total Industrials		36,782

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	650

Total Information Technology		650

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR (r)*	14,000	—

Total Materials		—

Total Rights (0.1%) (Cost $140,792)		202,547

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (29.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	300,000	300,000
JPMorgan Prime Money Market Fund, IM Shares	50,977,745	51,003,234

Total Investment Companies		51,303,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $4,382,318, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $4,467,879. (xx)	$4,380,274	$4,380,274
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $800,692, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $871,063. (xx)	800,000	800,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $100,049, collateralized by various Common Stocks; total market value $111,065. (xx)	100,000	100,000

Total Repurchase Agreements		5,280,274

Total Short-Term Investments (32.9%) (Cost $56,562,811)		56,583,508

Total Investments in Securities (98.9%) (Cost $172,995,985)		169,973,244
Other Assets Less Liabilities (1.1%)		1,805,053

Net Assets (100%)		$171,778,297

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $197,010 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $6,663,991. This was collateralized by $1,468,037 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.625%, maturing 1/15/23 - 2/15/52 and by cash of $5,580,274 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$17,873,936	$2,745,554	$—		$20,619,490
Consumer Discretionary	7,396,287	1,110,753	—		8,507,040
Consumer Staples	497,760	53,937	—	(a)	551,697
Energy	512,044	—	—		512,044
Financials	6,224,450	654,308	—		6,878,758
Health Care	14,336,412	355,215	—	(a)	14,691,627
Industrials	24,626,231	740,328	116,947		25,483,506
Information Technology	11,902,179	194,218	—		12,096,397
Materials	7,006,239	179,831	—		7,186,070
Real Estate	2,387,751	8,040	—		2,395,791
Utilities	12,707,050	1,557,719	—		14,264,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Rights
Consumer Staples	$—	$—	$7,500		$7,500
Health Care	—	38,400	119,215		157,615
Industrials	—	—	36,782		36,782
Information Technology	—	650	—		650
Materials	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	51,303,234	—	—		51,303,234
Repurchase Agreements	—	5,280,274	—		5,280,274

Total Assets	$156,773,573	$12,919,227	$280,444		$169,973,244

Total Liabilities	$—	$—	$—		$—

Total	$156,773,573	$12,919,227	$280,444		$169,973,244

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$193,577,232
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$211,998,411

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,200,362
Aggregate gross unrealized depreciation	(19,551,251)

Net unrealized depreciation	$(3,350,889)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,324,133

For the year ended December 31, 2022, the Portfolio incurred approximately $326 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $167,715,711)	$164,692,970
Repurchase Agreements (Cost $5,280,274)	5,280,274
Cash	7,526,511
Foreign cash (Cost $14,096)	14,248
Receivable for securities sold	1,422,468
Dividends, interest and other receivables	364,893
Due from Custodian	15,096
Receivable for Portfolio shares sold	9,392
Securities lending income receivable	5,923
Other assets	803

Total assets	179,332,578

LIABILITIES
Payable for return of collateral on securities loaned	5,580,274
Payable for securities purchased	1,712,208
Investment management fees payable	116,390
Payable for Portfolio shares redeemed	56,666
Distribution fees payable – Class IB	29,435
Administrative fees payable	13,885
Distribution fees payable – Class IA	1,804
Trustees’ fees payable	485
Accrued expenses	43,134

Total liabilities	7,554,281

NET ASSETS	$171,778,297

Net assets were comprised of:
Paid in capital	$175,022,925
Total distributable earnings (loss)	(3,244,628)

Net assets	$171,778,297

Class IA
Net asset value, offering and redemption price per share, $8,466,558 / 725,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.67

Class IB
Net asset value, offering and redemption price per share, $138,464,107 / 11,939,865 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.60

Class K
Net asset value, offering and redemption price per share, $24,847,632 / 2,104,342 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.81

(x)	Includes value of securities on loan of $6,663,991.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $40,365 foreign withholding tax)	$2,312,719
Interest	96,459
Securities lending (net)	72,712

Total income	2,481,890

EXPENSES
Investment management fees	1,639,872
Distribution fees – Class IB	372,980
Administrative fees	168,969
Professional fees	72,708
Custodian fees	50,400
Distribution fees – Class IA	22,284
Printing and mailing expenses	17,362
Trustees’ fees	5,908
Miscellaneous	9,524

Gross expenses	2,360,007
Less: Waiver from investment manager	(143,266)

Net expenses	2,216,741

NET INVESTMENT INCOME (LOSS)	265,149

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,918,513
Foreign currency transactions	36,702

Net realized gain (loss)	3,955,215

Change in unrealized appreciation (depreciation) on:
Investments in securities	(16,337,196)
Foreign currency translations	(3,268)

Net change in unrealized appreciation (depreciation)	(16,340,464)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,385,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,120,100)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$265,149	$1,071,395
Net realized gain (loss)	3,955,215	16,897,967
Net change in unrealized appreciation (depreciation)	(16,340,464)	3,948,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,120,100)	21,917,392

Distributions to shareholders:
Class IA	(295,065)	(335,059)
Class IB	(4,867,855)	(5,568,371)
Class K	(897,071)	(915,830)

Total distributions to shareholders	(6,059,991)	(6,819,260)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 48,854 and 83,557 shares, respectively ]	591,557	1,069,253
Capital shares issued in reinvestment of dividends and distributions [ 25,215 and 26,386 shares, respectively ]	295,065	335,059
Capital shares repurchased [ (125,788) and (157,926) shares, respectively ]	(1,533,699)	(2,025,360)

Total Class IA transactions	(647,077)	(621,048)

Class IB
Capital shares sold [ 841,096 and 965,948 shares, respectively ]	10,188,468	12,378,213
Capital shares issued in reinvestment of dividends and distributions [ 418,571 and 441,162 shares, respectively ]	4,867,855	5,568,371
Capital shares repurchased [ (2,355,438) and (2,054,415) shares, respectively ]	(28,315,184)	(26,078,196)

Total Class IB transactions	(13,258,861)	(8,131,612)

Class K
Capital shares sold [ 283,291 and 209,705 shares, respectively ]	3,433,705	2,654,169
Capital shares issued in reinvestment of dividends and distributions [ 75,609 and 71,316 shares, respectively ]	897,071	915,830
Capital shares repurchased [ (269,341) and (345,927) shares, respectively ]	(3,322,575)	(4,575,931)

Total Class K transactions	1,008,201	(1,005,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,897,737)	(9,758,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,077,828)	5,339,540
NET ASSETS:
Beginning of year	202,856,125	197,516,585

End of year	$171,778,297	$202,856,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021		2020		2019		2018
Net asset value, beginning of year	$12.86	$11.95		$12.13		$11.84		$13.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	(4)(5)	(0.01	)(3)	0.48	(2)	0.17	(1)
Net realized and unrealized gain (loss)	(0.79)	1.30		(0.15)		0.53		(0.79)

Total from investment operations	(0.78)	1.36		(0.16)		1.01		(0.62)

Less distributions:
Dividends from net investment income	(0.04)	(0.09)		(0.02)		(0.51)		(0.19)
Distributions from net realized gains	(0.37)	(0.36)		—		(0.04)		(0.35)
Return of capital	—	—		—		(0.17)		—

Total dividends and distributions	(0.41)	(0.45)		(0.02)		(0.72)		(0.54)

Net asset value, end of year	$11.67	$12.86		$11.95		$12.13		$11.84

Total return	(6.01)%	11.36%		(1.32)%		8.62%		(4.85)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,467	$9,997		$9,860		$11,656		$11,854
Ratio of expenses to average net assets:
After waivers (f)	1.25%	1.25%		1.31%		1.31%		1.31%
Before waivers (f)	1.33%	1.31%		1.32%		1.31%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.11%	0.46	%(cc)(ii)	(0.12	)%(bb)	3.89	%(hh)	1.33	%(aa)
Before waivers (f)	0.03%	0.40	%(cc)(ii)	(0.13	)%(bb)	3.89	%(hh)	1.33	%(aa)
Portfolio turnover rate^	155%	190%		213%		184%		175%

	Year Ended December 31,
Class IB	2022	2021		2020		2019		2018
Net asset value, beginning of year	$12.78	$11.88		$12.06		$11.77		$12.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	(4)(5)	(0.01	)(3)	0.49	(2)	0.17	(1)
Net realized and unrealized gain (loss)	(0.78)	1.29		(0.15)		0.52		(0.79)

Total from investment operations	(0.77)	1.35		(0.16)		1.01		(0.62)

Less distributions:
Dividends from net investment income	(0.04)	(0.09)		(0.02)		(0.51)		(0.19)
Distributions from net realized gains	(0.37)	(0.36)		—		(0.04)		(0.35)
Return of capital	—	—		—		(0.17)		—

Total dividends and distributions	(0.41)	(0.45)		(0.02)		(0.72)		(0.54)

Net asset value, end of year	$11.60	$12.78		$11.88		$12.06		$11.77

Total return	(5.97)%	11.34%		(1.33)%		8.67%		(4.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$138,464	$166,650		$162,540		$179,897		$181,045
Ratio of expenses to average net assets:
After waivers (f)	1.25%	1.25%		1.31%		1.31%		1.31%
Before waivers (f)	1.33%	1.31%		1.32%		1.31%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.11%	0.49	%(cc)(ii)	(0.12	)%(bb)	3.96	%(hh)	1.35	%(aa)
Before waivers (f)	0.03%	0.44	%(cc)(ii)	(0.14	)%(bb)	3.96	%(hh)	1.35	%(aa)
Portfolio turnover rate^	155%	190%		213%		184%		175%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021		2020		2019		2018
Net asset value, beginning of year	$13.01	$12.08		$12.25		$11.95		$13.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	(4)(5)	0.01	(3)	0.54	(2)	0.21	(1)
Net realized and unrealized gain (loss)	(0.81)	1.31		(0.13)		0.52		(0.81)

Total from investment operations	(0.76)	1.41		(0.12)		1.06		(0.60)

Less distributions:
Dividends from net investment income	(0.07)	(0.12)		(0.05)		(0.54)		(0.22)
Distributions from net realized gains	(0.37)	(0.36)		—		(0.04)		(0.35)
Return of capital	—	—		—		(0.18)		—

Total dividends and distributions	(0.44)	(0.48)		(0.05)		(0.76)		(0.57)

Net asset value, end of year	$11.81	$13.01		$12.08		$12.25		$11.95

Total return	(5.78)%	11.65%		(1.00)%		8.89%		(4.64)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$24,848	$26,209		$25,116		$20,863		$19,942
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%		1.05%		1.06%		1.05%
Before waivers (f)	1.08%	1.06%		1.07%		1.06%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.38%	0.76	%(cc)(ii)	0.10	%(bb)	4.29	%(hh)	1.58	%(aa)
Before waivers (f)	0.30%	0.70	%(cc)(ii)	0.08	%(bb)	4.29	%(hh)	1.58	%(aa)
Portfolio turnover rate^	155%	190%		213%		184%		175%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.11 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05), $(0.05) and $(0.03) for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.02 and $0.05 for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.08 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.77% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(10.67)%	4.98%	9.45%
Portfolio – Class IB Shares	(10.67)	4.98	9.45
Portfolio – Class K Shares	(10.45)	5.24	9.72
Russell 2000® Value Index	(14.48)	4.13	8.48

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (10.67)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned (14.48)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

While headwinds from input costs for commodities, transportation, labor and energy brought challenges for cyclical parts of the economy such as industrial companies, Portfolio stock selection in this area drove relatively stronger total returns in the sector and there were some bright spots in the underlying companies’ performance. Companies including Griffon Corp. and Curtiss Wright Corp. had strong annual performance amidst a challenging broader economic environment.

•	The Portfolio’s underweighting in the Financial and Real Estate sectors helped returns for the calendar year relative to the benchmark.

•

Myers Industries, Inc. was up nearly 15% during the year, contributing to the Portfolio’s performance during the period. The Akron, Ohio-based company is a manufacturer of polymer products for storing and transporting materials and goods, and global distributor of tire repair and retread products. Shares rose following the third consecutive quarter of record net sales results. Myers’ strong balance sheet and cash position has driven share gains as less financially stable competitors have faltered.

What hurt performance during the year:

•

Detractors from performance over the period included cyclically-sensitive manufacturers such as Kaman Corporation. The Bloomfield, Connecticut company is a 70-year old aerospace and defense supplier with business operations in over 50 countries. The company reported supplier challenges during the third quarter for its Precision Products and Structures division. We believe Kaman is an attractive acquisition candidate as a more pure-play manufacturer following the sale of its industrial distribution business to Littlejohn & Co. in late 2019.

•

The 2022 winners tended to act as inflation conduits and/or offer a haven from a potential cyclical downturn. Energy was by far the strongest sector and the Portfolio’s lower allocation to the sector detracted from relative performance for the year.

•

Select Media stocks, including The EW Scripps Co. and Sinclair Broadcast Group, Inc., performed poorly due to a combination of secular concerns around shifting video consumption and wireless substitution and a cyclical collapse in advertising. Many legacy media companies now trade at multiples not seen since the 2007-08 financial crisis. Their transition to new direct-to-consumer business models has been painful, but rationalization of content costs has already begun, with consolidation not far behind, in our opinion, giving us confidence that many of these securities will be future stars.

Portfolio Positioning and Outlook — GAMCO Asset Management, Inc.

The direction of markets in 2023 and beyond depends largely upon the answers to three questions: (a) will hot and cold conflicts in Ukraine and Taiwan, respectively, stay contained? (b) can the Fed return inflation to the low-single-digits without triggering deep economic and earnings recessions? and (c) given the altered political economic backdrop, what multiple should investors pay for stocks? Despite abysmal sentiment, market volatility remains subdued with inflation data driven rallies and sell-offs punctuating what has generally been a steady grind lower.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Modern corporate finance dictates that an asset is worth the sum of its discounted future cash flows. The higher the discount rate (geared to the risk-free rate on Treasuries), the lower the value of that stream of cash flows. Said differently, when asset owners can generate higher returns from a risk-free investment – say 4% on a money market fund – they must be induced to hold riskier assets with the higher returns created by lower entry prices. Multiples are simply a shorthand for the discounting process; lower multiples reflect higher rates. The S&P 500 Index has gone from 23x to 18x forward earnings over the last year. History would suggest that all else equal, multiples have further to fall. Of course, all else is never equal, making transposing historical data onto a dynamic modern economy problematic.

Interest rates and nominal growth may determine short/medium term market performance, but productivity and population growth underpin these factors. Thus, we’ll bookend our opening questions with several worthy of longer-term consideration: (a) can democratic capitalism thrive in a world increasingly living under autocracy? (b) how do advanced economies adapt to aging demographics? (c) will climate change stymie improvements in the quality of life for most of the world’s population? and (d) what opportunities and threats do new technologies, including robotics, automation, quantum computing and artificial intelligence offer in addressing these and other challenges.

No one can offer definitive answers to these questions, but we have seen the U.S. overcome serious challenges in the past. Naysayers may characterize the West’s disorganization and sometime chaos as a weakness, but it may actually be our strength. A robust marketplace of ideas eases the path toward finding a “right” answer – a new equilibrium that may be better in some ways, worse in others but the reality in which we live.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	44.3%
Consumer Discretionary	14.2
Communication Services	7.4
Materials	6.7
Consumer Staples	5.1
Utilities	4.9
Health Care	4.2
Financials	3.8
Information Technology	3.6
Real Estate	3.5
Energy	1.5
Repurchase Agreements	1.0
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,093.20	$5.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	5.39
Class IB
Actual	1,000.00	1,093.40	5.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	5.39
Class K
Actual	1,000.00	1,094.70	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	4.12

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.06%, 1.06% and 0.81%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Diversified Telecommunication Services (0.9%)
Anterix, Inc.*	30,000	$965,100
Consolidated Communications Holdings, Inc.*	33,000	118,140
EchoStar Corp., Class A*	30,000	500,400
Iridium Communications, Inc.*	240,000	12,336,000
Liberty Global plc, Class A*	98,971	1,873,521
Liberty Global plc, Class C*	230,000	4,468,900
Liberty Latin America Ltd., Class A*	85,000	640,050
Liberty Latin America Ltd., Class C*	8,920	67,792
Telesat Corp.*	370,000	2,775,000
Verizon Communications, Inc.	82,000	3,230,800

		26,975,703

Entertainment (3.2%)
IMAX Corp.*	58,000	850,280
Liberty Media Corp.-Liberty Braves, Class A*	385,000	12,577,950
Liberty Media Corp.-Liberty Braves, Class C*	150,000	4,834,500
Live Nation Entertainment, Inc.*	253,000	17,644,220
Madison Square Garden Entertainment Corp.*	309,707	13,927,524
Madison Square Garden Sports Corp., Class A	177,000	32,449,410
Marcus Corp. (The) (x)	529,000	7,612,310
Reading International, Inc., Class A (x)*	186,000	515,220
Reading International, Inc., Class B (x)*	11,100	220,335
Take-Two Interactive Software, Inc.*	57,000	5,935,410
Warner Bros Discovery, Inc.*	46,500	440,820
World Wrestling Entertainment, Inc., Class A	29,000	1,987,080

		98,995,059

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	22,000	302,940

Media (2.7%)
AMC Networks, Inc., Class A*	100,000	1,567,000
Beasley Broadcast Group, Inc., Class A*‡	487,000	448,138
Clear Channel Outdoor Holdings, Inc.*	1,000,000	1,050,000
Corus Entertainment, Inc., Class B (x)	355,000	566,322
DISH Network Corp., Class A (x)*	35,000	491,400
EW Scripps Co. (The), Class A*	2,070,000	27,303,300
Gray Television, Inc.	319,300	3,572,967
Gray Television, Inc., Class A (x)	42,007	457,452
Grupo Televisa SAB (ADR)	300,000	1,368,000
Interpublic Group of Cos., Inc. (The)	680,000	22,650,800
Nexstar Media Group, Inc., Class A	34,600	6,056,038
Salem Media Group, Inc.*	175,000	183,750
Sinclair Broadcast Group, Inc., Class A	530,000	8,220,300
Sirius XM Holdings, Inc. (x)	1,000,000	5,840,000
Townsquare Media, Inc., Class A*	190,000	1,377,500
WideOpenWest, Inc.*	450,000	4,099,500

		85,252,467

Wireless Telecommunication Services (0.6%)
Gogo, Inc.*	220,000	3,247,200
Rogers Communications, Inc., Class B (x)	200,000	9,368,000
Shenandoah Telecommunications Co.	112,236	1,782,307
Telephone and Data Systems, Inc.	165,000	1,730,850
United States Cellular Corp.*	160,000	3,336,000

		19,464,357

Total Communication Services		230,990,526

Consumer Discretionary (14.1%)
Auto Components (2.9%)
BorgWarner, Inc.	244,000	9,821,000
Brembo SpA	1,000,088	11,187,187
Dana, Inc.	1,185,035	17,929,580
Garrett Motion, Inc. (x)*	350,000	2,667,000
Garrett Motion, Inc. Series A (r)*	136,929	1,131,718
Gentex Corp.	190,000	5,181,300
Modine Manufacturing Co.*	1,240,000	24,626,400
Standard Motor Products, Inc.	240,123	8,356,280
Stoneridge, Inc.*	246,000	5,303,760
Strattec Security Corp.*‡	230,005	4,726,603
Superior Industries International, Inc.*	70,000	295,400

		91,226,228

Automobiles (0.2%)
Thor Industries, Inc. (x)	4,000	301,960
Winnebago Industries, Inc.	98,000	5,164,600

		5,466,560

Distributors (0.2%)
Uni-Select, Inc.*	172,000	5,442,009

Diversified Consumer Services (0.0%)†
Universal Technical Institute, Inc.*	190,000	1,276,800

Hotels, Restaurants & Leisure (3.3%)
Biglari Holdings, Inc., Class A*‡	11,700	8,061,300
Boyd Gaming Corp.	540,000	29,446,200
Canterbury Park Holding Corp. (x)‡	326,500	10,206,390
Cheesecake Factory, Inc. (The) (x)	130,000	4,122,300
Churchill Downs, Inc.	98,000	20,720,140
Cracker Barrel Old Country Store, Inc.	6,000	568,440
Denny’s Corp.*	390,017	3,592,057
Full House Resorts, Inc.*	435,000	3,271,200
GAN Ltd.*	27,000	40,500
Golden Entertainment, Inc.*	106,000	3,964,400
Inspired Entertainment, Inc.*	17,000	215,390
International Game Technology plc	60,000	1,360,800
Las Vegas Sands Corp.*	82,000	3,941,740
Nathan’s Famous, Inc.	192,500	12,937,925
Rock Field Co. Ltd.	208,000	2,390,003

		104,838,785

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	380,000	6,604,400
Cavco Industries, Inc.*	156,500	35,408,125
Ethan Allen Interiors, Inc.	35,000	924,700
La-Z-Boy, Inc.	275,000	6,275,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lennar Corp., Class B	105,000	$7,851,900
Lifetime Brands, Inc.	19,000	144,210
Nobility Homes, Inc.	174,087	4,143,270
Skyline Champion Corp.*	195,000	10,044,450

		71,396,555

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	677,000	6,472,120
Lands’ End, Inc.*	188,000	1,426,920

		7,899,040

Leisure Products (0.5%)
American Outdoor Brands, Inc.*	90,000	901,800
Brunswick Corp.	56,500	4,072,520
Johnson Outdoors, Inc., Class A	37,000	2,446,440
Marine Products Corp.	265,700	3,127,289
Universal Entertainment Corp.*	55,000	996,571
Vista Outdoor, Inc.*	140,000	3,411,800

		14,956,420

Specialty Retail (4.2%)
Aaron’s Co., Inc. (The)	65,500	782,725
AutoNation, Inc.*	371,800	39,894,140
Big 5 Sporting Goods Corp. (x)	60,000	529,800
Bowlin Travel Centers, Inc.*	76,500	325,125
Monro, Inc.	178,000	8,045,600
O’Reilly Automotive, Inc.*	10,000	8,440,300
Penske Automotive Group, Inc.	445,700	51,224,301
Pets at Home Group plc	255,000	874,288
Sally Beauty Holdings, Inc.*	680,024	8,513,901
Sportsman’s Warehouse Holdings, Inc.*	40,000	376,400
Tractor Supply Co.	63,000	14,173,110

		133,179,690

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	150,000	954,000
Movado Group, Inc.	196,500	6,337,125
Wolverine World Wide, Inc.	53,500	584,755

		7,875,880

Total Consumer Discretionary		443,557,967

Consumer Staples (5.1%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,911,216
Brown-Forman Corp., Class A	87,000	5,721,120
Crimson Wine Group Ltd.*	385,000	2,159,850
Davide Campari-Milano NV	417,000	4,233,446
Primo Water Corp.	755,000	11,732,700

		25,758,332

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	9,500	2,131,325
Ingles Markets, Inc., Class A‡	456,500	44,033,990
Village Super Market, Inc., Class A	145,524	3,389,254

		49,554,569

Food Products (1.3%)
Calavo Growers, Inc.	73,000	2,146,200
Farmer Bros Co.*	655,000	3,019,550
Flowers Foods, Inc.	60,000	1,724,400
Hain Celestial Group, Inc. (The)*	390,000	6,310,200
Ingredion, Inc.	19,500	1,909,635
J & J Snack Foods Corp.	45,000	6,736,950
John B Sanfilippo & Son, Inc.	17,000	1,382,440
Lifecore Biomedical, Inc.*	80,000	518,400
Lifeway Foods, Inc.*	30,000	166,500
Limoneira Co.(x)	90,000	1,098,900
Maple Leaf Foods, Inc. (x)	132,000	2,383,604
Post Holdings, Inc.*	100,000	9,026,000
Tootsie Roll Industries, Inc.	83,000	3,533,310

		39,956,089

Household Products (1.1%)
Church & Dwight Co., Inc.	100,000	8,061,000
Energizer Holdings, Inc.	165,000	5,535,750
Oil-Dri Corp. of America‡	436,400	14,636,856
Spectrum Brands Holdings, Inc.	34,000	2,071,280
WD-40 Co.	39,000	6,287,190

		36,592,076

Personal Products (0.3%)
BellRing Brands, Inc.*	94,000	2,410,160
Edgewell Personal Care Co.	132,000	5,087,280
United-Guardian, Inc.	140,000	1,456,000

		8,953,440

Total Consumer Staples		160,814,506

Energy (1.5%)
Energy Equipment & Services (1.0%)
Dril-Quip, Inc.*	500,000	13,585,000
KLX Energy Services Holdings, Inc. (x)*	19,000	328,890
Oceaneering International, Inc.*	185,000	3,235,650
RPC, Inc.	1,410,000	12,534,900

		29,684,440

Oil, Gas & Consumable Fuels (0.5%)
CNX Resources Corp.*	190,000	3,199,600
Navigator Holdings Ltd.*	410,000	4,903,600
ONEOK, Inc.	137,000	9,000,900

		17,104,100

Total Energy		46,788,540

Financials (3.8%)
Banks (2.1%)
Ameris Bancorp	35,000	1,649,900
Atlantic Union Bankshares Corp.	12,000	421,680
Cadence Bank	42,000	1,035,720
Colony Bankcorp, Inc.	12,000	152,280
Eagle Bancorp, Inc.	60,000	2,644,200
FB Financial Corp.	12,000	433,680
First Bancorp (Nasdaq Stock Exchange)	10,000	428,400
First Bancorp (Quotrix Stock Exchange)	84,000	1,068,480
First Busey Corp.	28,500	704,520
First Horizon Corp.	68,000	1,666,000
Flushing Financial Corp.	632,000	12,248,160
FNB Corp.	46,000	600,300
Hanover Bancorp, Inc. (x)	5,000	101,950
Hope Bancorp, Inc.	570,000	7,301,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc.	250,000	$3,525,000
OceanFirst Financial Corp.	63,000	1,338,750
Peapack-Gladstone Financial Corp.	14,000	521,080
Primis Financial Corp.	11,000	130,350
Renasant Corp.	22,000	826,980
Sandy Spring Bancorp, Inc.	78,000	2,747,940
Seacoast Banking Corp. of Florida	37,000	1,154,030
ServisFirst Bancshares, Inc.	26,000	1,791,660
Southern First Bancshares, Inc.*	19,000	869,250
SouthState Corp.	19,000	1,450,840
SVB Financial Group*	3,600	828,504
Synovus Financial Corp.	75,000	2,816,250
Thomasville Bancshares, Inc.	15,960	1,037,400
Towne Bank	11,000	339,240
Trustmark Corp.	12,000	418,920
United Community Banks, Inc.	23,000	777,400
Webster Financial Corp.	330,000	15,622,200

		66,652,764

Capital Markets (1.5%)
BKF Capital Group, Inc.*	13,000	195,000
Charles Schwab Corp. (The)	75,000	6,244,500
Cohen & Steers, Inc.	266,000	17,172,960
Federated Hermes, Inc., Class B	80,000	2,904,800
GAM Holding AG*	335,000	340,561
Janus Henderson Group plc	254,500	5,985,840
KKR & Co., Inc.	150,000	6,963,000
PJT Partners, Inc., Class A	80,000	5,895,200
Post Holdings Partnering Corp., Class A*	80,000	794,400
Wright Investors’ Service Holdings, Inc.*	50,000	5,875

		46,502,136

Consumer Finance (0.1%)
Medallion Financial Corp.(x)	170,000	1,213,800
PROG Holdings, Inc.*	79,039	1,334,969

		2,548,769

Diversified Financial Services (0.0%)†
Compass Diversified Holdings	47,200	860,456

Insurance (0.1%)
Argo Group International Holdings Ltd.	68,000	1,757,800

Thrifts & Mortgage Finance (0.0%)†
Capitol Federal Financial, Inc.	40,000	346,000
Crazy Woman Creek Bancorp, Inc.	14,000	332,500

		678,500

Total Financials		119,000,425

Health Care (4.2%)
Health Care Equipment & Supplies (3.5%)
Align Technology, Inc.*	300	63,270
Cardiovascular Systems, Inc.*	60,000	817,200
CONMED Corp.	57,500	5,096,800
Cooper Cos., Inc. (The)	12,800	4,232,576
Cutera, Inc. (x)*	679,000	30,025,380
Dexcom, Inc.*	52,000	5,888,480
Heska Corp.*	14,000	870,240
ICU Medical, Inc.*	21,000	3,307,080
Masimo Corp.*	85,000	12,575,750
Meridian Bioscience, Inc.*	199,895	6,638,513
Neogen Corp.*	40,000	609,200
Neuronetics, Inc.*	65,000	446,550
NuVasive, Inc.*	150,000	6,186,000
Orthofix Medical, Inc.*	64,000	1,313,920
QuidelOrtho Corp.*	161,000	13,792,870
STERIS plc	86,000	15,883,340
Surmodics, Inc.*	57,352	1,956,850

		109,704,019

Health Care Providers & Services (0.4%)
Chemed Corp.	2,000	1,020,860
Henry Schein, Inc.*	20,000	1,597,400
Invitae Corp. (x)*	60,000	111,600
OPKO Health, Inc.*	200,000	250,000
Patterson Cos., Inc.	325,000	9,109,750

		12,089,610

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,246,400
Teladoc Health, Inc.*	10,000	236,500

		2,482,900

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	8,409,800
NeoGenomics, Inc.*	4,000	36,960

		8,446,760

Total Health Care		132,723,289

Industrials (44.3%)
Aerospace & Defense (6.7%)
AAR Corp.*	120,000	5,388,000
Aerojet Rocketdyne Holdings, Inc.*	1,490,000	83,335,700
Astronics Corp.*	10,000	103,000
Astronics Corp., Class B (x)*	30,000	298,500
Curtiss-Wright Corp.	128,000	21,374,720
Ducommun, Inc.*	125,000	6,245,000
HEICO Corp.	120,900	18,575,076
HEICO Corp., Class A	3,000	359,550
Innovative Solutions and Support, Inc.*	107,500	883,650
Kaman Corp.	1,188,500	26,503,550
Moog, Inc., Class A	67,000	5,879,920
Moog, Inc., Class B	34,021	2,985,683
National Presto Industries, Inc.	7,000	479,220
Park Aerospace Corp.	639,500	8,575,695
Textron, Inc.	286,000	20,248,800
Woodward, Inc.	82,000	7,922,020

		209,158,084

Building Products (2.3%)
A O Smith Corp.	78,000	4,464,720
Fortune Brands Innovations, Inc.	10,000	571,100
Gibraltar Industries, Inc.*	50,000	2,294,000
Griffon Corp.	1,629,500	58,319,805
Johnson Controls International plc	112,000	7,168,000
Masterbrand, Inc.*	10,000	75,500

		72,893,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (4.8%)
ACCO Brands Corp.	155,000	$866,450
Casella Waste Systems, Inc., Class A*	116,000	9,199,960
IAA, Inc.*	422,500	16,900,000
KAR Auction Services, Inc.*	440,000	5,742,000
Kimball International, Inc., Class B	258,000	1,677,000
Loomis AB	210,000	5,755,713
Matthews International Corp., Class A	589,000	17,929,160
Pitney Bowes, Inc.	20,000	76,000
Republic Services, Inc.	327,500	42,244,225
Rollins, Inc.	1,335,000	48,780,900
Team, Inc. (x)*	59,000	309,750

		149,481,158

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	5,434,000
Granite Construction, Inc.	15,000	526,050
Valmont Industries, Inc.	10,000	3,306,700

		9,266,750

Electrical Equipment (2.5%)
Allied Motion Technologies, Inc.	72,326	2,517,668
AMETEK, Inc.	330,000	46,107,600
AZZ, Inc.	178,000	7,155,600
Pineapple Energy, Inc. (x)*	30,000	69,900
Rockwell Automation, Inc.	87,000	22,408,590

		78,259,358

Machinery (19.3%)
Albany International Corp., Class A	36,000	3,549,240
Altra Industrial Motion Corp.	39,000	2,330,250
Astec Industries, Inc.	509,000	20,695,940
Chart Industries, Inc.*	117,200	13,504,956
CIRCOR International, Inc.*	753,000	18,041,880
CNH Industrial NV	2,690,000	43,201,400
Commercial Vehicle Group, Inc.*	125,500	854,655
Crane Holdings Co.	552,500	55,498,625
Donaldson Co., Inc.	209,000	12,303,830
Eastern Co. (The)(x)	266,039	5,129,232
Enerpac Tool Group Corp.	95,000	2,417,750
EnPro Industries, Inc.	403,500	43,856,415
Federal Signal Corp.	480,000	22,305,600
Flowserve Corp.	104,000	3,190,720
Franklin Electric Co., Inc.	250,000	19,937,500
Gencor Industries, Inc.*	98,800	997,880
Gorman-Rupp Co. (The)	430,000	11,016,600
Graco, Inc.	438,000	29,459,880
Graham Corp.*	60,000	577,200
Hyster-Yale Materials Handling, Inc.	270,000	6,833,700
IDEX Corp.	89,000	20,321,370
Interpump Group SpA	210,000	9,477,336
Iveco Group NV*	700,000	4,127,269
Kennametal, Inc.	214,000	5,148,840
L B Foster Co., Class A*	525,000	5,082,000
Lincoln Electric Holdings, Inc.	94,000	13,582,060
Lindsay Corp.	58,500	9,526,725
LS Starrett Co. (The), Class A*‡	450,046	3,312,338
Manitowoc Co., Inc. (The)*	245,000	2,244,200
Middleby Corp. (The)*	4,800	642,720
Mueller Industries, Inc.	1,414,000	83,426,000
Mueller Water Products, Inc., Class A	1,360,000	14,633,600
Nordson Corp.	39,500	9,389,940
Park-Ohio Holdings Corp.	557,000	6,812,110
Shyft Group, Inc. (The)	272,000	6,761,920
Standex International Corp.	81,000	8,295,210
Tennant Co.	409,000	25,182,130
Toro Co. (The)	47,000	5,320,400
Trinity Industries, Inc.	425,000	12,567,250
Twin Disc, Inc.*	552,073	5,366,150
Watts Water Technologies, Inc., Class A	281,000	41,090,630

		608,013,451

Trading Companies & Distributors (8.4%)
Distribution Solutions Group, Inc.*	100,000	3,686,000
GATX Corp.	840,000	89,325,600
H&E Equipment Services, Inc.	40,000	1,816,000
Herc Holdings, Inc.	863,800	113,650,166
McGrath RentCorp	23,000	2,271,020
Rush Enterprises, Inc., Class B‡	744,500	41,893,015
Titan Machinery, Inc.*	56,000	2,224,880
United Rentals, Inc.*	26,500	9,418,630

		264,285,311

Total Industrials		1,391,357,237

Information Technology (3.6%)
Electronic Equipment, Instruments & Components (2.5%)
Badger Meter, Inc.	97,000	10,575,910
Bel Fuse, Inc., Class A‡	162,500	5,409,625
Bel Fuse, Inc., Class B	23,000	757,160
CTS Corp.	1,000,000	39,420,000
Daktronics, Inc. (x)*	150,000	423,000
Itron, Inc.*	67,000	3,393,550
Landis+Gyr Group AG*	26,500	1,870,032
Littelfuse, Inc.	45,000	9,909,000
Napco Security Technologies, Inc.*	36,000	989,280
Rogers Corp.*	59,000	7,041,060
Trans-Lux Corp.*	120,060	43,354

		79,831,971

IT Services (0.1%)
Alithya Group, Inc., Class A*	760,000	1,124,800
MoneyGram International, Inc.*	32,000	348,480
Steel Connect, Inc.*	860,000	1,229,800

		2,703,080

Software (0.9%)
Fortinet, Inc.*	114,500	5,597,905
Roper Technologies, Inc.	26,200	11,320,758
Tyler Technologies, Inc.*	37,000	11,929,170

		28,847,833

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.*	975,000	1,384,500
Intevac, Inc.*	55,700	360,379
TransAct Technologies, Inc. (x)*	80,000	497,600

		2,242,479

Total Information Technology		113,625,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Materials (6.7%)
Chemicals (3.4%)
Ashland, Inc.	57,500	$6,182,975
Chase Corp.	10,000	862,600
Core Molding Technologies, Inc.*	344,000	4,468,560
Element Solutions, Inc.	67,000	1,218,730
FMC Corp.	20,000	2,496,000
Hawkins, Inc.	45,000	1,737,000
HB Fuller Co.	350,000	25,067,000
Huntsman Corp.	100,000	2,748,000
Livent Corp.*	52,000	1,033,240
Minerals Technologies, Inc.	195,000	11,840,400
NewMarket Corp.	14,500	4,511,095
Olin Corp.	115,000	6,088,100
Quaker Chemical Corp.	4,700	784,430
Scotts Miracle-Gro Co. (The)	74,000	3,595,660
Sensient Technologies Corp.	180,000	13,125,600
Takasago International Corp.	28,500	552,671
Tredegar Corp. (x)	1,490,092	15,228,740
Valvoline, Inc.	162,000	5,289,300

		106,830,101

Containers & Packaging (1.9%)
Greif, Inc., Class A	211,000	14,149,660
Myers Industries, Inc.	1,654,014	36,768,731
Sonoco Products Co.	155,000	9,410,050

		60,328,441

Metals & Mining (1.4%)
Ampco-Pittsburgh Corp. (x)*	960,000	2,409,600
ATI, Inc.*	500,000	14,930,000
Barrick Gold Corp.	24,000	412,320
Haynes International, Inc.	7,000	319,830
Kinross Gold Corp.	45,000	184,050
Materion Corp.	255,000	22,315,050
TimkenSteel Corp.*	212,000	3,852,040

		44,422,890

Total Materials		211,581,432

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Indus Realty Trust, Inc. (REIT) (x)‡	336,000	21,332,640
Ryman Hospitality Properties, Inc. (REIT)	564,000	46,123,920

		67,456,560

Real Estate Management & Development (1.3%)
Capital Properties, Inc., Class A	75,004	825,044
Gyrodyne LLC*	4,004	32,432
Seritage Growth Properties (REIT), Class A (x)*	140,000	1,656,200
St Joe Co. (The)	784,000	30,301,600
Tejon Ranch Co.*	488,094	9,195,691

		42,010,967

Total Real Estate		109,467,527

Utilities (4.9%)
Electric Utilities (1.9%)
Evergy, Inc.	148,000	9,313,640
Otter Tail Corp.	275,000	16,145,250
PNM Resources, Inc.	692,000	33,762,680

		59,221,570

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	6,000	709,080
National Fuel Gas Co.	170,000	10,761,000
Northwest Natural Holding Co.	34,000	1,618,060
ONE Gas, Inc.	34,000	2,574,480
Southwest Gas Holdings, Inc.	414,000	25,618,320

		41,280,940

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The)	240,000	6,902,400
Ormat Technologies, Inc.	84,000	7,264,320

		14,166,720

Multi-Utilities (0.9%)
Black Hills Corp.	172,000	12,098,480
NorthWestern Corp.	264,000	15,665,760

		27,764,240

Water Utilities (0.3%)
Cadiz, Inc. (x)*	9,500	23,750
SJW Group	97,500	7,916,025
York Water Co. (The)	43,500	1,956,630

		9,896,405

Total Utilities		152,329,875

Total Common Stocks (99.1%) (Cost $1,325,866,593)		3,112,236,687

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Garrett Motion, Inc. 11.000% (y)	305,000	2,653,500

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,653,500

PREFERRED STOCK:
Industrials (0.0%)†
Industrial Conglomerates (0.0%)†
Steel Partners Holdings LP 6.000%	49,000	1,125,530

Total Preferred Stock (0.0%)† (Cost $1,158,621)		1,125,530

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)(x)* (Cost $—)	115,000	338,399

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	83,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $3,001,427, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $3,061,455. (xx)	$3,000,000	$3,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $6,813,947, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $6,946,984. (xx)	6,810,769	6,810,769
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	10,000,000	10,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $9,207,961, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $10,017,222. (xx)	9,200,000	9,200,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $1,000,490, collateralized by various Common Stocks; total market value $1,112,847. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		30,010,769

Total Short-Term Investments (1.0%) (Cost $30,010,769)		30,010,769

Total Investments in Securities (100.2%) (Cost $1,358,637,233)		3,146,448,675
Other Assets Less Liabilities (-0.2%)		(5,187,093)

Net Assets (100%)		$3,141,261,582

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $31,363,304. This was collateralized by $2,093,289 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $30,010,769 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	487,000	1,014,930	—	(60,241)	(161,472)	(345,079)	448,138	—	—
Consumer Discretionary
Auto Components
Strattec Security Corp.*	230,005	8,244,539	175,169	—	—	(3,693,105)	4,726,603	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,700	8,340,000	—	(210,620)	3,978	(72,058)	8,061,300	—	—
Canterbury Park Holding Corp.(x)	326,500	5,644,020	—	(13,497)	4,901	4,570,966	10,206,390	114,415	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	456,500	54,092,010	—	(15,986,249)	12,328,827	(6,400,598)	44,033,990	377,438	—
Household Products
Oil-Dri Corp. of America	436,400	13,941,507	325,161	(19,203)	(9)	389,400	14,636,856	476,529	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	450,046	4,132,700	62,000	—	—	(882,362)	3,312,338	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	744,500	40,315,590	—	(123,429)	96,445	1,604,409	41,893,015	596,170	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	162,500	2,391,475	—	(78,739)	1,880	3,095,009	5,409,625	39,570	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT)(x)	336,000	27,560,400	50,620	(329,044)	39,872	(5,989,208)	21,332,640	222,400	—

Total		165,677,171	612,950	(16,821,022)	12,314,422	(7,722,626)	154,060,895	1,826,522	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$230,312,739	$677,787	$—	$230,990,526
Consumer Discretionary	401,510,580	40,915,669	1,131,718	443,557,967
Consumer Staples	156,581,060	4,233,446	—	160,814,506
Energy	46,788,540	—	—	46,788,540
Financials	116,294,689	2,705,736	—	119,000,425
Health Care	132,723,289	—	—	132,723,289
Industrials	1,368,712,736	22,644,501	—	1,391,357,237
Information Technology	106,302,352	7,323,011	—	113,625,363
Materials	211,028,761	552,671	—	211,581,432
Real Estate	108,610,051	857,476	—	109,467,527
Utilities	152,329,875	—	—	152,329,875
Convertible Preferred Stock
Consumer Discretionary	2,653,500	—	—	2,653,500
Preferred Stock
Industrials	1,125,530	—	—	1,125,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Industrials	$—	$—	$338,399	$338,399
Short-Term Investments
Repurchase Agreements	—	30,010,769	—	30,010,769
Warrants
Materials	83,790	—	—	83,790

Total Assets	$3,035,057,492	$109,921,066	$1,470,117	$3,146,448,675

Total Liabilities	$—	$—	$—	$—

Total	$3,035,057,492	$109,921,066	$1,470,117	$3,146,448,675

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,868,008
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$241,533,174

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,950,320,165
Aggregate gross unrealized depreciation	(165,347,463)

Net unrealized appreciation	$1,784,972,702

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,361,475,973

For the year ended December 31, 2022, the Portfolio incurred approximately $2,122 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $52,774,738)	$154,060,895
Unaffiliated Issuers (Cost $1,275,851,726)	2,962,377,011
Repurchase Agreements (Cost $30,010,769)	30,010,769
Cash	25,226,497
Foreign cash (Cost $809,957)	845,167
Dividends, interest and other receivables	2,076,875
Receivable for Portfolio shares sold	305,472
Securities lending income receivable	66,158
Receivable for securities sold	23,582
Other assets	13,861

Total assets	3,175,006,287

LIABILITIES
Payable for return of collateral on securities loaned	30,010,769
Investment management fees payable	1,877,411
Payable for Portfolio shares redeemed	931,872
Distribution fees payable – Class IB	547,693
Administrative fees payable	257,428
Payable for securities purchased	72,964
Distribution fees payable – Class IA	42,307
Trustees’ fees payable	50
Accrued expenses	4,211

Total liabilities	33,744,705

NET ASSETS	$3,141,261,582

Net assets were comprised of:
Paid in capital	$1,343,169,207
Total distributable earnings (loss)	1,798,092,375

Net assets	$3,141,261,582

Class IA
Net asset value, offering and redemption price per share, $195,697,112 / 3,147,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.18

Class IB
Net asset value, offering and redemption price per share, $2,542,133,655 / 40,785,024 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.33

Class K
Net asset value, offering and redemption price per share, $403,430,815 / 6,482,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.23

(x)	Includes value of securities on loan of $31,363,304.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($1,826,522 of dividend income received from affiliates) (net of $201,485 foreign withholding tax)	$48,123,921
Interest	570,685
Securities lending (net)	580,424

Total income	49,275,030

EXPENSES
Investment management fees	22,495,539
Distribution fees – Class IB	6,530,498
Administrative fees	3,013,663
Distribution fees – Class IA	520,397
Printing and mailing expenses	155,451
Professional fees	146,911
Custodian fees	108,200
Trustees’ fees	104,886
Miscellaneous	76,566

Total expenses	33,152,111

NET INVESTMENT INCOME (LOSS)	16,122,919

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($12,314,422 realized gain (loss) from affiliates)	119,850,040
Foreign currency transactions	135,109

Net realized gain (loss)	119,985,149

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(7,722,626) of change in unrealized appreciation (depreciation) from affiliates)	(533,432,767)
Foreign currency translations	(9,510)

Net change in unrealized appreciation (depreciation)	(533,442,277)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(413,457,128)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(397,334,209)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,122,919	$18,271,098
Net realized gain (loss)	119,985,149	268,599,513
Net change in unrealized appreciation (depreciation)	(533,442,277)	508,089,371

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(397,334,209)	794,959,982

Distributions to shareholders:
Class IA	(10,811,812)	(18,347,141)
Class IB	(139,093,709)	(219,437,728)
Class K	(23,253,350)	(37,890,267)

Total distributions to shareholders	(173,158,871)	(275,675,136)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 71,654 and 141,330 shares, respectively ]	4,702,028	10,434,567
Capital shares issued in reinvestment of dividends and distributions [ 172,596 and 254,318 shares, respectively ]	10,811,812	18,347,141
Capital shares repurchased [ (464,655) and (590,933) shares, respectively ]	(30,595,937)	(43,238,705)

Total Class IA transactions	(15,082,097)	(14,456,997)

Class IB
Capital shares sold [ 1,257,918 and 1,257,657 shares, respectively ]	82,324,823	92,537,275
Capital shares issued in reinvestment of dividends and distributions [ 2,214,884 and 3,035,041 shares, respectively ]	139,093,709	219,437,728
Capital shares repurchased [ (3,304,672) and (4,050,888) shares, respectively ]	(216,834,112)	(295,417,159)

Total Class IB transactions	4,584,420	16,557,844

Class K
Capital shares sold [ 320,020 and 347,355 shares, respectively ]	21,198,011	25,403,464
Capital shares issued in reinvestment of dividends and distributions [ 370,473 and 524,831 shares, respectively ]	23,253,350	37,890,267
Capital shares repurchased [ (1,006,550) and (1,950,311) shares, respectively ]	(66,499,215)	(138,812,431)

Total Class K transactions	(22,047,854)	(75,518,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,545,531)	(73,417,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(603,038,611)	445,866,993
NET ASSETS:
Beginning of year	3,744,300,193	3,298,433,200

End of year	$3,141,261,582	$3,744,300,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020		2019		2018
Net asset value, beginning of year	$73.59		$63.55		$59.78		$50.02		$62.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30	(6)	0.34	(4)(5)	0.28	(3)	0.33	(2)	0.35	(1)
Net realized and unrealized gain (loss)	(8.17)		15.47		5.28		11.33		(9.97)

Total from investment operations	(7.87)		15.81		5.56		11.66		(9.62)

Less distributions:
Dividends from net investment income	(0.35)		(0.48)		(0.40)		(0.35)		(0.35)
Distributions from net realized gains	(3.19)		(5.29)		(1.39)		(1.55)		(2.83)

Total dividends and distributions	(3.54)		(5.77)		(1.79)		(1.90)		(3.18)

Net asset value, end of year	$62.18		$73.59		$63.55		$59.78		$50.02

Total return	(10.67)%		25.14%		9.51%		23.35%		(15.57)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$195,697		$247,825		$226,426		$234,644		$207,870
Ratio of expenses to average net assets (f)	1.05%		1.05%		1.07%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (f)	0.46	%(ee)	0.47	%(dd)(ff)	0.53	%(bb)	0.57	%(cc)	0.57	%(aa)
Portfolio turnover rate^	3%		4%		5%		2%		6%

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$73.76		$63.68		$59.90		$50.12		$62.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30	(6)	0.35	(4)(5)	0.29	(3)	0.33	(2)	0.35	(1)
Net realized and unrealized gain (loss)	(8.19)		15.50		5.28		11.35		(9.99)

Total from investment operations	(7.89)		15.85		5.57		11.68		(9.64)

Less distributions:
Dividends from net investment income	(0.35)		(0.48)		(0.40)		(0.35)		(0.35)
Distributions from net realized gains	(3.19)		(5.29)		(1.39)		(1.55)		(2.83)

Total dividends and distributions	(3.54)		(5.77)		(1.79)		(1.90)		(3.18)

Net asset value, end of year	$62.33		$73.76		$63.68		$59.90		$50.12

Total return	(10.67)%		25.15%		9.51%		23.35%		(15.57)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,542,134		$2,995,792		$2,571,252		$2,459,672		$2,079,297
Ratio of expenses to average net assets (f)	1.05%		1.05%		1.07%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (f)	0.46	%(ee)	0.47	%(dd)(ff)	0.54	%(bb)	0.57	%(cc)	0.57	%(aa)
Portfolio turnover rate^	3%		4%		5%		2%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$73.64		$63.57		$59.77		$50.01		$62.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47	(6)	0.53	(4)(5)	0.39	(3)	0.47	(2)	0.51	(1)
Net realized and unrealized gain (loss)	(8.17)		15.47		5.33		11.33		(9.99)

Total from investment operations	(7.70)		16.00		5.72		11.80		(9.48)

Less distributions:
Dividends from net investment income	(0.52)		(0.64)		(0.53)		(0.49)		(0.51)
Distributions from net realized gains	(3.19)		(5.29)		(1.39)		(1.55)		(2.83)

Total dividends and distributions	(3.71)		(5.93)		(1.92)		(2.04)		(3.34)

Net asset value, end of year	$62.23		$73.64		$63.57		$59.77		$50.01

Total return	(10.45)%		25.45%		9.78%		23.65%		(15.36)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$403,431		$500,683		$500,755		$532,290		$529,887
Ratio of expenses to average net assets (f)	0.80%		0.80%		0.82%		0.82%		0.82%
Ratio of net investment income (loss) to average net assets (f)	0.71	%(ee)	0.72	%(dd)(ff)	0.76	%(bb)	0.82	%(cc)	0.82	%(aa)
Portfolio turnover rate^	3%		4%		5%		2%		6%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.40 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.39 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.23 for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(6)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22, $0.22 and $0.39 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers US Inc. (Effective January 1, 2022, AXA Investment Managers, Inc. was renamed AXA Investment Managers US Inc.)

➢	Post Advisory Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(10.30)%	1.85%	3.23%
Portfolio – Class K Shares*	(9.99)	2.12	3.49
ICE BofAML U.S. High Yield Index	(11.17)	2.13	3.89

* Date of inception 2/8/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (10.30)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the ICE BofAML U.S. High Yield Index, which returned (11.17)% over the same period.

Asset Class Overview

Portfolio Highlights

What helped performance during the year:

•	Lower than benchmark duration helped the relative performance.

•	Exposure to the loan asset class, which benefitted from a floating rate coupon, enhanced the relative performance.

•	Security selection within Health Care, Technology, Retailers, and Food & Beverage helped relative performance.

What hurt performance during the year:

•	From a macro risk positioning perspective, an overweight position to the highest yielding segment of the market detracted from relative performance.

•	Security selection in the Basic Industry, gaming and chemicals detracted from the Portfolio’s performance

•	An underweight to oil field services hurt relative performance.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	5.44
Weighted Average Coupon (%)	5.84
Weighted Average Effective Duration (Years)*	3.86
Weighted Average Rating**	B+

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
Consumer Discretionary	13.2%
Financials	11.8
Communication Services	10.7
Repurchase Agreements	10.3
Industrials	10.1
Energy	10.0
Information Technology	9.4
Exchange Traded Funds	8.9
Materials	8.5
Health Care	5.8
Consumer Staples	5.0
Investment Companies	4.1
Real Estate	1.5
U.S. Treasury Obligations	1.3
Utilities	0.4
Cash and Other	(11.0)

100.0%

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,030.90	$5.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,032.20	3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.6%)
Communication Services (10.7%)
Diversified Telecommunication Services (3.6%)
CCO Holdings LLC 5.500%, 5/1/26§	$150,000	$145,500
5.000%, 2/1/28§	225,000	203,155
6.375%, 9/1/29 (x)§	494,000	464,232
4.750%, 3/1/30§	358,000	304,912
4.250%, 2/1/31§	475,000	380,309
4.750%, 2/1/32 (x)§	277,000	224,312
4.500%, 5/1/32	550,000	438,157
4.500%, 6/1/33 (x)§	450,000	344,817
4.250%, 1/15/34§	1,125,000	832,837
Iliad Holding SASU 7.000%, 10/15/28§	375,000	339,881
Level 3 Financing, Inc. 4.625%, 9/15/27§	25,000	20,786
4.250%, 7/1/28§	620,000	488,374
Lumen Technologies, Inc. 5.125%, 12/15/26 (x)§	452,000	392,924
5.375%, 6/15/29§	486,000	357,006
Sprint Capital Corp. 8.750%, 3/15/32	250,000	297,616
Virgin Media Finance plc 5.000%, 7/15/30§	600,000	480,750
Virgin Media Secured Finance plc 5.500%, 5/15/29§	1,175,000	1,052,036
Windstream Escrow LLC 7.750%, 8/15/28§	297,000	242,601
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	423,000	313,739
6.125%, 3/1/28§	442,000	251,936

		7,575,880

Entertainment (2.2%)
Cinemark USA, Inc. 8.750%, 5/1/25§	225,000	227,013
5.250%, 7/15/28§	1,650,000	1,221,000
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	634,000	365,469
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	376,000	366,600
6.500%, 5/15/27§	657,000	640,503
4.750%, 10/15/27§	900,000	802,593
Playtika Holding Corp. 4.250%, 3/15/29§	1,200,000	939,000

		4,562,178

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	306,000	133,839
ZipRecruiter, Inc. 5.000%, 1/15/30§	425,000	348,912

		482,751

Media (4.5%)
CSC Holdings LLC 5.250%, 6/1/24(x)	300,000	278,625
7.500%, 4/1/28§	250,000	169,375
4.625%, 12/1/30§	375,000	210,469
Gray Escrow II, Inc. 5.375%, 11/15/31§	257,000	185,305
Gray Television, Inc. 5.875%, 7/15/26§	222,000	197,025
4.750%, 10/15/30§	347,000	248,105
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	564,000	465,028
Nexstar Media, Inc. 5.625%, 7/15/27§	978,000	895,493
Outfront Media Capital LLC 5.000%, 8/15/27 (x)§	1,435,000	1,298,196
4.250%, 1/15/29§	850,000	705,270
4.625%, 3/15/30§	250,000	206,645
Sinclair Television Group, Inc. 5.500%, 3/1/30§	304,000	212,040
Sirius XM Radio, Inc. 3.125%, 9/1/26§	444,000	393,131
4.000%, 7/15/28§	475,000	411,018
4.125%, 7/1/30§	100,000	82,521
3.875%, 9/1/31§	657,000	512,046
Stagwell Global LLC 5.625%, 8/15/29§	539,000	442,594
TEGNA, Inc. 4.750%, 3/15/26§	500,000	484,545
5.000%, 9/15/29	215,000	202,981
Univision Communications, Inc. 7.375%, 6/30/30§	418,000	398,584
Videotron Ltd. 3.625%, 6/15/29§	212,000	178,608
VZ Secured Financing BV 5.000%, 1/15/32§	526,000	422,772
Ziggo Bond Co. BV 6.000%, 1/15/27§	737,000	684,349

		9,284,725

Wireless Telecommunication Services (0.2%)
Sprint LLC 7.875%, 9/15/23	260,000	263,837
7.625%, 3/1/26	198,000	207,919

		471,756

Total Communication Services		22,377,290

Consumer Discretionary (12.5%)
Auto Components (0.2%)
Clarios Global LP 6.250%, 5/15/26§	113,000	110,288
Icahn Enterprises LP 6.375%, 12/15/25	216,000	209,542

		319,830

Automobiles (0.1%)
Ford Motor Co. 6.625%, 10/1/28	286,000	283,855

Distributors (0.1%)
Univar Solutions USA, Inc. 5.125%, 12/1/27§	202,000	191,252

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	191,162
Sotheby’s 7.375%, 10/15/27 (x)§	1,150,000	1,075,250

		1,266,412

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (6.9%)
1011778 BC ULC 5.750%, 4/15/25§	$268,000	$267,077
3.875%, 1/15/28§	1,412,000	1,272,565
3.500%, 2/15/29§	100,000	86,000
4.000%, 10/15/30§	650,000	526,792
Boyd Gaming Corp. 4.750%, 6/15/31 (x)§	525,000	456,750
Caesars Entertainment, Inc. 6.250%, 7/1/25§	784,000	763,922
8.125%, 7/1/27§	575,000	565,070
4.625%, 10/15/29 (x)§	245,000	199,033
Caesars Resort Collection LLC 5.750%, 7/1/25§	350,000	340,813
Carnival Corp. 7.625%, 3/1/26 (x)§	175,000	137,601
5.750%, 3/1/27§	925,000	659,062
6.000%, 5/1/29§	421,000	277,860
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	424,000	381,396
CEC Entertainment LLC 6.750%, 5/1/26§	222,000	205,905
Churchill Downs, Inc. 5.500%, 4/1/27§	298,000	285,335
Dave & Buster’s, Inc. 7.625%, 11/1/25§	547,000	549,735
Everi Holdings, Inc. 5.000%, 7/15/29§	1,000,000	861,250
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	470,000	456,487
3.625%, 2/15/32§	888,000	707,310
IRB Holding Corp. 7.000%, 6/15/25§	829,000	826,928
Life Time, Inc. 5.750%, 1/15/26§	362,000	335,936
MajorDrive Holdings IV LLC 6.375%, 6/1/29 (x)§	340,000	251,600
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	546,000	444,307
11.625%, 8/15/27§	250,000	251,318
Scientific Games Holdings LP 6.625%, 3/1/30§	324,000	273,683
Speedway Motorsports LLC 4.875%, 11/1/27§	400,000	357,000
Station Casinos LLC 4.500%, 2/15/28§	717,000	622,091
4.625%, 12/1/31§	1,460,000	1,171,821
Vail Resorts, Inc. 6.250%, 5/15/25§	146,000	146,365
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28 (x)§	419,000	375,927
Yum! Brands, Inc. 5.375%, 4/1/32	523,000	483,100

		14,540,039

Household Durables (0.6%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	716,000	612,180
Newell Brands, Inc. 6.625%, 9/15/29 (x)	515,000	508,562
5.625%, 4/1/36 (e)	125,000	106,250

		1,226,992

Internet & Direct Marketing Retail (0.7%)
Getty Images, Inc. 9.750%, 3/1/27§	1,086,000	1,069,871
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	651,000	371,867

		1,441,738

Leisure Products (0.1%)
Mattel, Inc. 3.750%, 4/1/29 (x)§	202,000	176,719

Specialty Retail (3.1%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	144,000	120,326
5.000%, 2/15/32 (x)§	320,000	262,496
eG Global Finance plc 8.500%, 10/30/25§	372,000	346,332
LBM Acquisition LLC 6.250%, 1/15/29§	883,000	564,016
LCM Investments Holdings II LLC 4.875%, 5/1/29§	302,000	241,978
LSF9 Atlantis Holdings LLC 7.750%, 2/15/26§	1,025,000	914,813
Park River Holdings, Inc. 6.750%, 8/1/29§	275,000	187,000
Rent-A-Center, Inc. 6.375%, 2/15/29§	825,000	669,317
Sonic Automotive, Inc. 4.625%, 11/15/29§	225,000	180,842
4.875%, 11/15/31§	279,000	216,922
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	1,766,000	1,417,162
SRS Distribution, Inc. 4.625%, 7/1/28§	282,000	250,275
6.000%, 12/1/29§	1,016,000	807,720
White Cap Buyer LLC 6.875%, 10/15/28§	391,000	338,215

		6,517,414

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc. 4.125%, 8/15/31§	252,000	203,490

Total Consumer Discretionary		26,167,741

Consumer Staples (5.0%)
Beverages (0.1%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	287,000	248,972

Food & Staples Retailing (2.2%)
Albertsons Cos., Inc. 3.500%, 3/15/29§	150,000	125,143
4.875%, 2/15/30§	250,000	223,115
Performance Food Group, Inc. 6.875%, 5/1/25§	284,000	283,917
5.500%, 10/15/27§	800,000	757,392
4.250%, 8/1/29§	1,075,000	928,854
United Natural Foods, Inc. 6.750%, 10/15/28§	361,000	345,658

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
US Foods, Inc. 6.250%, 4/15/25§	$374,000	$369,845
4.750%, 2/15/29§	830,000	734,052
4.625%, 6/1/30 (x)§	1,083,000	942,210

		4,710,186

Food Products (1.7%)
B&G Foods, Inc. 5.250%, 4/1/25 (x)	265,000	229,888
Chobani LLC 4.625%, 11/15/28§	300,000	261,000
Kraft Heinz Foods Co. 4.375%, 6/1/46	306,000	249,540
Post Holdings, Inc. 5.750%, 3/1/27§	144,000	138,960
5.500%, 12/15/29§	500,000	451,150
4.625%, 4/15/30§	490,000	421,473
4.500%, 9/15/31 (x)§	997,000	842,465
Sigma Holdco BV 7.875%, 5/15/26§	392,000	276,360
Simmons Foods, Inc. 4.625%, 3/1/29§	720,000	588,600

		3,459,436

Household Products (0.6%)
Central Garden & Pet Co. 4.125%, 10/15/30	182,000	148,330
Energizer Holdings, Inc. 4.750%, 6/15/28§	396,000	342,540
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27 (x)§	93,000	76,260
Spectrum Brands, Inc. 5.750%, 7/15/25	370,000	365,375
5.500%, 7/15/30§	48,000	42,360
3.875%, 3/15/31§	350,000	272,125

		1,246,990

Personal Products (0.4%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25 (x)§	422,000	373,795
Prestige Brands, Inc. 3.750%, 4/1/31§	589,000	481,507

		855,302

Total Consumer Staples		10,520,886

Energy (10.0%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp. 7.125%, 1/15/26§	244,000	238,510

Oil, Gas & Consumable Fuels (9.9%)
Aethon United BR LP 8.250%, 2/15/26§	395,000	391,050
Antero Midstream Partners LP 5.750%, 1/15/28§	450,000	416,511
5.375%, 6/15/29§	450,000	411,408
Antero Resources Corp. 7.625%, 2/1/29§	88,000	88,816
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	430,000	416,562
Blue Racer Midstream LLC 7.625%, 12/15/25§	321,000	318,618
6.625%, 7/15/26§	304,000	295,640
Buckeye Partners LP 4.500%, 3/1/28§	250,000	220,625
5.850%, 11/15/43	175,000	129,500
5.600%, 10/15/44	150,000	109,500
Callon Petroleum Co. 7.500%, 6/15/30 (x)§	425,000	389,938
Chesapeake Energy Corp. 6.750%, 4/15/29§	400,000	388,480
CNX Midstream Partners LP 4.750%, 4/15/30§	200,000	164,984
CNX Resources Corp. 7.375%, 1/15/31§	325,000	310,781
Colgate Energy Partners III LLC 5.875%, 7/1/29§	1,388,000	1,191,945
Comstock Resources, Inc. 6.750%, 3/1/29§	25,000	22,500
5.875%, 1/15/30§	950,000	818,567
Crescent Energy Finance LLC 7.250%, 5/1/26§	376,000	354,850
Crestwood Midstream Partners LP 5.625%, 5/1/27§	136,000	126,650
6.000%, 2/1/29§	638,000	588,555
CrownRock LP 5.625%, 10/15/25§	656,000	630,611
Delek Logistics Partners LP 6.750%, 5/15/25	637,000	613,088
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	302,000	274,065
EnLink Midstream LLC 6.500%, 9/1/30§	325,000	321,653
Enviva Partners LP 6.500%, 1/15/26§	575,000	540,500
EQM Midstream Partners LP 4.750%, 1/15/31§	325,000	266,532
Genesis Energy LP 8.000%, 1/15/27	564,000	530,284
7.750%, 2/1/28	799,000	733,730
Hess Midstream Operations LP 5.500%, 10/15/30§	250,000	227,500
Hilcorp Energy I LP 6.000%, 4/15/30§	200,000	179,750
6.000%, 2/1/31§	325,000	274,800
6.250%, 4/15/32§	375,000	332,344
Holly Energy Partners LP 6.375%, 4/15/27§	179,000	176,183
5.000%, 2/1/28§	785,000	719,256
Kinetik Holdings LP 5.875%, 6/15/30§	510,000	478,269
MEG Energy Corp. 5.875%, 2/1/29§	650,000	611,357
New Fortress Energy, Inc. 6.750%, 9/15/25§	225,000	212,724
NuStar Logistics LP 5.750%, 10/1/25	218,000	210,098
6.000%, 6/1/26	250,000	242,187
Occidental Petroleum Corp. 6.625%, 9/1/30	227,000	234,577
6.125%, 1/1/31 (x)	115,000	116,107

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
6.450%, 9/15/36	$1,369,000	$1,396,380
6.200%, 3/15/40	125,000	120,808
6.600%, 3/15/46	425,000	437,321
Rockcliff Energy II LLC 5.500%, 10/15/29§	157,000	143,263
Rockies Express Pipeline LLC 4.950%, 7/15/29§	25,000	22,656
4.800%, 5/15/30§	625,000	550,781
Southwestern Energy Co. 7.750%, 10/1/27	245,000	250,439
4.750%, 2/1/32	501,000	428,150
Summit Midstream Holdings LLC 8.500%, 10/15/26§	585,000	553,937
Sunoco LP 6.000%, 4/15/27	575,000	566,685
4.500%, 4/30/30 (x)	976,000	847,217
Western Midstream Operating LP 5.300%, 3/1/48	375,000	307,969

		20,706,701

Total Energy		20,945,211

Financials (10.4%)
Capital Markets (0.1%)
Aretec Escrow Issuer, Inc. 7.500%, 4/1/29§	202,000	166,650

Consumer Finance (3.5%)
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	1,279,000	1,128,718
7.000%, 1/15/26§	758,000	678,410
Credit Acceptance Corp. 6.625%, 3/15/26	200,000	189,975
Curo Group Holdings Corp. 7.500%, 8/1/28§	532,000	246,875
Ford Motor Credit Co. LLC 4.125%, 8/17/27	750,000	670,312
3.815%, 11/2/27	200,000	175,640
2.900%, 2/16/28	250,000	206,250
5.113%, 5/3/29	200,000	180,810
4.000%, 11/13/30	2,175,000	1,783,000
OneMain Finance Corp. 6.625%, 1/15/28	600,000	551,598
4.000%, 9/15/30	775,000	579,421
PROG Holdings, Inc. 6.000%, 11/15/29§	925,000	742,109
VistaJet Malta Finance plc 6.375%, 2/1/30§	225,000	179,642

		7,312,760

Diversified Financial Services (1.3%)
Armor Holdco, Inc. 8.500%, 11/15/29§	243,000	182,554
MPH Acquisition Holdings LLC 5.500%, 9/1/28 (x)§	300,000	234,030
5.750%, 11/1/28 (x)§	100,000	66,500
Oxford Finance LLC 6.375%, 2/1/27§	825,000	767,250
Shift4 Payments LLC 4.625%, 11/1/26§	907,000	851,446
Verscend Escrow Corp. 9.750%, 8/15/26§	707,000	692,655

		2,794,435

Insurance (4.1%)
Acrisure LLC 7.000%, 11/15/25§	1,900,000	1,740,875
4.250%, 2/15/29§	275,000	226,875
Alliant Holdings Intermediate LLC 4.250%, 10/15/27§	850,000	766,063
6.750%, 10/15/27 (x)§	526,000	472,432
AmWINS Group, Inc. 4.875%, 6/30/29§	1,669,000	1,426,995
AssuredPartners, Inc. 7.000%, 8/15/25§	675,000	653,062
5.625%, 1/15/29§	375,000	307,500
HUB International Ltd. 7.000%, 5/1/26§	987,000	965,335
NFP Corp. 4.875%, 8/15/28 (x)§	600,000	509,304
6.875%, 8/15/28 (x)§	1,675,000	1,384,488

		8,452,929

Thrifts & Mortgage Finance (1.4%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	508,000	458,582
6.625%, 1/15/27§	419,000	326,443
Home Point Capital, Inc. 5.000%, 2/1/26 (x)§	225,000	153,328
Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/28§	350,000	288,663
PHH Mortgage Corp. 7.875%, 3/15/26§	208,000	184,773
Provident Funding Associates LP 6.375%, 6/15/25§	675,000	589,781
Rocket Mortgage LLC 2.875%, 10/15/26§	226,000	194,650
3.875%, 3/1/31§	425,000	327,165
4.000%, 10/15/33§	75,000	55,856
United Wholesale Mortgage LLC 5.500%, 11/15/25§	450,000	405,630

		2,984,871

Total Financials		21,711,645

Health Care (5.4%)
Biotechnology (0.1%)
Grifols Escrow Issuer SA 4.750%, 10/15/28§	230,000	198,598

Health Care Equipment & Supplies (1.0%)
Garden Spinco Corp. 8.625%, 7/20/30§	913,000	967,780
Medline Borrower LP 3.875%, 4/1/29§	347,000	278,797
5.250%, 10/1/29§	554,000	439,233
Varex Imaging Corp. 7.875%, 10/15/27§	445,000	438,325

		2,124,135

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§	550,000	522,335
5.000%, 4/15/29§	250,000	229,925
AdaptHealth LLC 6.125%, 8/1/28§	281,000	260,628
5.125%, 3/1/30§	298,000	252,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Encompass Health Corp. 5.750%, 9/15/25	$275,000	$271,906
4.750%, 2/1/30	800,000	700,000
HCA, Inc. 7.690%, 6/15/25	254,000	265,747
HealthEquity, Inc. 4.500%, 10/1/29 (x)§	694,000	616,716
Legacy LifePoint Health LLC 4.375%, 2/15/27§	50,000	42,214
Radiology Partners, Inc. 9.250%, 2/1/28 (x)§	600,000	336,000
RP Escrow Issuer LLC 5.250%, 12/15/25§	700,000	533,175
Tenet Healthcare Corp. 4.875%, 1/1/26§	522,000	491,019
5.125%, 11/1/27§	200,000	186,120
4.625%, 6/15/28§	100,000	88,625
6.125%, 10/1/28§	825,000	737,707
6.125%, 6/15/30§	264,000	249,863
US Acute Care Solutions LLC 6.375%, 3/1/26§	428,000	376,640

		6,161,574

Health Care Technology (0.1%)
IQVIA, Inc. 5.000%, 5/15/27§	200,000	190,160

Pharmaceuticals (1.3%)
Bausch Health Cos., Inc. 5.500%, 11/1/25(x)§	604,000	513,575
11.000%, 9/30/28§	249,000	195,214
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	538,000	500,953
3.500%, 4/1/30 (x)§	575,000	453,963
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	166,620
Organon & Co. 5.125%, 4/30/31(x)§	642,000	554,906
P&L Development LLC 7.750%, 11/15/25§	335,000	269,675

		2,654,906

Total Health Care		11,329,373

Industrials (10.0%)
Aerospace & Defense (1.1%)
Rolls-Royce plc 5.750%, 10/15/27§	252,000	240,030
TransDigm UK Holdings plc 6.875%, 5/15/26	225,000	220,219
TransDigm, Inc. 6.250%, 3/15/26§	750,000	739,193
6.375%, 6/15/26	50,000	48,547
7.500%, 3/15/27	400,000	396,029
5.500%, 11/15/27	300,000	281,250
4.625%, 1/15/29	375,000	329,726

		2,254,994

Airlines (0.8%)
Air Canada 3.875%, 8/15/26§	750,000	663,526
American Airlines, Inc. 5.500%, 4/20/26§	200,000	192,000
5.750%, 4/20/29§	325,000	296,108
Hawaiian Brand Intellectual Property Ltd. 5.750%, 1/20/26§	325,000	294,125
United Airlines, Inc. 4.375%, 4/15/26§	250,000	231,448

		1,677,207

Building Products (1.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	61,000	58,560
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	216,000	196,290
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	322,000	239,890
Eco Material Technologies, Inc. 7.875%, 1/31/27§	650,000	617,500
JELD-WEN, Inc. 6.250%, 5/15/25§	250,000	233,750
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	279,000	246,915
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§	375,000	335,513
Standard Industries, Inc. 4.375%, 7/15/30 (x)§	332,000	269,750
Summit Materials LLC 5.250%, 1/15/29§	383,000	355,826

		2,553,994

Commercial Services & Supplies (4.2%)
ACCO Brands Corp. 4.250%, 3/15/29 (x)§	306,000	251,685
ADT Security Corp. (The) 4.125%, 6/15/23	164,000	161,950
4.875%, 7/15/32§	491,000	417,350
Allied Universal Holdco LLC 6.625%, 7/15/26§	732,000	670,695
9.750%, 7/15/27§	464,000	401,360
6.000%, 6/1/29§	151,000	109,852
Aramark Services, Inc. 5.000%, 4/1/25§	528,000	514,140
6.375%, 5/1/25§	365,000	361,084
5.000%, 2/1/28 (x)§	775,000	722,176
Cimpress plc 7.000%, 6/15/26 (x)§	224,000	155,400
Covanta Holding Corp. 4.875%, 12/1/29§	1,200,000	983,124
5.000%, 9/1/30	75,000	60,375
Garda World Security Corp. 9.500%, 11/1/27 (x)§	850,000	807,500
6.000%, 6/1/29§	310,000	251,875
GFL Environmental, Inc. 5.125%, 12/15/26 (x)§	356,000	339,980
4.000%, 8/1/28§	250,000	213,750
4.750%, 6/15/29§	575,000	501,860
4.375%, 8/15/29§	825,000	697,125
KAR Auction Services, Inc. 5.125%, 6/1/25 (x)§	218,000	213,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Madison IAQ LLC 5.875%, 6/30/29§	$367,000	$251,395
Matthews International Corp. 5.250%, 12/1/25§	688,000	647,021
Neptune Bidco US, Inc. 9.290%, 4/15/29§	146,000	137,605

		8,870,397

Construction & Engineering (0.5%)
Dycom Industries, Inc. 4.500%, 4/15/29§	470,000	410,082
Pike Corp. 5.500%, 9/1/28§	500,000	436,250
Weekley Homes LLC 4.875%, 9/15/28§	242,000	202,872

		1,049,204

Machinery (0.3%)
ATS Corp. 4.125%, 12/15/28 (x)§	350,000	304,062
Chart Industries, Inc. 7.500%, 1/1/30§	299,000	300,286

		604,348

Professional Services (0.8%)
AMN Healthcare, Inc. 4.625%, 10/1/27§	275,000	253,514
ASGN, Inc. 4.625%, 5/15/28§	575,000	520,398
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (x)§	375,000	322,553
KBR, Inc. 4.750%, 9/30/28§	300,000	261,750
Science Applications International Corp. 4.875%, 4/1/28§	312,000	286,260

		1,644,475

Road & Rail (0.9%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	548,000	480,870
Watco Cos. LLC 6.500%, 6/15/27§	1,052,000	999,400
Williams Scotsman International, Inc. 6.125%, 6/15/25§	79,000	78,210
XPO Escrow Sub LLC 7.500%, 11/15/27§	373,000	377,165

		1,935,645

Trading Companies & Distributors (0.2%)
WESCO Distribution, Inc. 7.250%, 6/15/28§	469,000	471,345

Total Industrials		21,061,609

Information Technology (8.5%)
Communications Equipment (1.7%)
CommScope Technologies LLC 6.000%, 6/15/25§	967,000	880,231
CommScope, Inc. 6.000%, 3/1/26§	576,000	531,187
8.250%, 3/1/27§	424,000	331,072
7.125%, 7/1/28 (x)§	50,000	35,897
4.750%, 9/1/29§	1,172,000	937,600
Viasat, Inc. 5.625%, 9/15/25§	450,000	419,625
5.625%, 4/15/27§	400,000	367,000

		3,502,612

Electronic Equipment, Instruments & Components (0.3%)
Coherent Corp. 5.000%, 12/15/29§	217,000	189,875
Likewize Corp. 9.750%, 10/15/25§	298,000	276,767
Sensata Technologies, Inc. 3.750%, 2/15/31§	274,000	226,735

		693,377

IT Services (1.1%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	200,000	160,750
Black Knight InfoServ LLC 3.625%, 9/1/28§	207,000	179,158
Cablevision Lightpath LLC 3.875%, 9/15/27§	650,000	537,597
5.625%, 9/15/28§	200,000	148,441
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	167,500
Northwest Fiber LLC 6.000%, 2/15/28§	267,000	205,924
Presidio Holdings, Inc. 8.250%, 2/1/28§	104,000	96,408
Twilio, Inc. 3.875%, 3/15/31	450,000	355,973
Unisys Corp. 6.875%, 11/1/27 (x)§	494,000	377,712

		2,229,463

Software (5.4%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	756,000	727,650
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	606,000	446,925
Boxer Parent Co., Inc. 7.125%, 10/2/25 (x)§	346,000	338,333
Camelot Finance SA 4.500%, 11/1/26§	608,000	568,480
Central Parent, Inc. 7.250%, 6/15/29 (x)§	261,000	255,780
Clarivate Science Holdings Corp. 3.875%, 7/1/28 (x)§	400,000	346,520
4.875%, 7/1/29 (x)§	1,390,000	1,181,987
Cloud Software Group Holdings, Inc. 6.500%, 3/31/29§	234,000	198,624
Condor Merger Sub, Inc. 7.375%, 2/15/30§	624,000	502,320
Gen Digital, Inc. 5.000%, 4/15/25§	258,000	251,550
7.125%, 9/30/30 (x)§	697,000	684,291
GoTo Group, Inc. 5.500%, 9/1/27§	380,000	204,208
Helios Software Holdings, Inc. 4.625%, 5/1/28§	472,000	356,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
NCR Corp. 5.000%, 10/1/28§	$419,000	$358,438
5.125%, 4/15/29§	609,000	509,593
Open Text Holdings, Inc. 4.125%, 12/1/31§	635,000	493,211
Oracle Corp. 5.800%, 11/10/25	104,000	106,255
Rocket Software, Inc. 6.500%, 2/15/29§	580,000	458,084
SS&C Technologies, Inc. 5.500%, 9/30/27§	2,161,000	2,035,879
ZoomInfo Technologies LLC 3.875%, 2/1/29§	1,510,000	1,272,175

		11,297,253

Total Information Technology		17,722,705

Materials (8.2%)
Chemicals (2.6%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	275,000	221,554
Avient Corp. 5.750%, 5/15/25§	184,000	179,979
7.125%, 8/1/30§	339,000	333,707
Axalta Coating Systems LLC 4.750%, 6/15/27§	350,000	322,875
Diamond BC BV 4.625%, 10/1/29(x)§	510,000	409,275
HB Fuller Co. 4.250%, 10/15/28	372,000	329,220
Illuminate Buyer LLC 9.000%, 7/1/28§	978,000	817,852
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	300,000	270,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	338,000	278,193
Minerals Technologies, Inc. 5.000%, 7/1/28§	555,000	499,500
NOVA Chemicals Corp. 4.875%, 6/1/24§	160,000	154,600
Nufarm Australia Ltd. 5.000%, 1/27/30§	318,000	277,455
Olin Corp. 5.625%, 8/1/29	356,000	337,826
Olympus Water US Holding Corp. 4.250%, 10/1/28 (x)§	558,000	449,357
6.250%, 10/1/29 (x)§	200,000	152,000
WR Grace Holdings LLC 5.625%, 8/15/29§	627,000	505,375

		5,538,768

Containers & Packaging (4.0%)
ARD Finance SA 6.500%, 6/30/27 PIK§	496,000	342,222
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	1,509,000	1,192,110
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	345,240
5.250%, 8/15/27§	200,000	150,068
Ball Corp. 6.875%, 3/15/28	355,000	363,996
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	385,000	331,100
Crown Americas LLC 5.250%, 4/1/30§	514,000	485,997
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	453,000	361,834
LABL, Inc. 6.750%, 7/15/26§	355,000	334,588
10.500%, 7/15/27§	617,000	563,012
5.875%, 11/1/28§	227,000	197,495
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	655,000	636,169
7.250%, 4/15/25§	1,150,000	1,062,312
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27 (x)§	333,000	323,426
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	1,640,000	1,504,700
8.500%, 8/15/27 (e)§	200,000	182,997

		8,377,266

Metals & Mining (1.6%)
Arconic Corp. 6.125%, 2/15/28§	1,350,000	1,261,507
Constellium SE 5.875%, 2/15/26§	250,000	239,063
5.625%, 6/15/28§	250,000	228,750
3.750%, 4/15/29§	325,000	263,718
Kaiser Aluminum Corp. 4.500%, 6/1/31 (x)§	378,000	303,818
Novelis Corp. 4.750%, 1/30/30 (x)§	250,000	221,125
3.875%, 8/15/31§	100,000	81,615
SunCoke Energy, Inc. 4.875%, 6/30/29§	750,000	638,205

		3,237,801

Total Materials		17,153,835

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	429,000	386,100
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	356,000	323,590
4.875%, 5/15/29§	479,000	403,845
VICI Properties LP (REIT) 4.625%, 6/15/25§	350,000	334,316
XHR LP (REIT) 6.375%, 8/15/25§	354,000	344,931
4.875%, 6/1/29§	156,000	128,700

		1,921,482

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	336,000	320,171
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	820,000	797,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Howard Hughes Corp. (The) 4.375%, 2/1/31§	$255,000	$205,428

		1,323,050

Total Real Estate		3,244,532

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP 5.000%, 6/1/31§	250,000	213,823

Water Utilities (0.3%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	552,000	548,550

Total Utilities		762,373

Total Corporate Bonds		172,997,200

Loan Participations (3.8%)
Consumer Discretionary (0.7%)
Auto Components (0.2%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 11.480%, 11/15/29 (k)	425,000	348,500

Automobiles (0.2%)
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 5.00%), 8.368%, 3/30/27 (k)	467,679	441,956

Diversified Consumer Services (0.3%)
Tecta America Corp., 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 8.50%), 12.938%, 4/9/29 (k)	625,000	587,500

Total Consumer Discretionary		1,377,956

Financials (1.4%)
Capital Markets (0.6%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.25%), 10.634%, 11/5/29 (k)	1,300,000	1,197,625

Insurance (0.8%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 9.634%, 1/31/28 (k)	1,050,000	812,700
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 9.634%, 1/20/29 (k)	1,100,000	848,834

		1,661,534

Total Financials		2,859,159

Health Care (0.4%)
Health Care Providers & Services (0.4%)
LifePoint Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 8.165%, 11/16/25 (k)	325,000	305,663
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 11.980%, 3/2/29 (k)	375,000	245,625
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 11.134%, 6/26/26 (k)	475,000	369,114

Total Health Care		920,402

Industrials (0.1%)
Electrical Equipment (0.1%)
VC GB Holdings I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 11.134%, 7/23/29 (k)	225,000	186,375

Total Industrials		186,375

Information Technology (0.9%)
Software (0.9%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 1 Month + 6.75%), 10.910%, 9/19/25 (k)	967,193	958,730
Ascend Learning LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 5.75%), 10.134%, 12/10/29 (k)	100,000	85,250
Loyalty Ventures, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 4.50%), 8.571%, 11/3/27 (k)	330,313	129,923
UKG, Inc., 2nd Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 8.998%, 5/3/27 (k)	775,000	709,609

Total Information Technology		1,883,512

Materials (0.3%)
Chemicals (0.2%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 12.480%, 12/29/28 (k)	750,000	450,000

Containers & Packaging (0.1%)
First Brands Group LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 11.871%, 3/30/28 (k)	300,000	268,500

Total Materials		718,500

Total Loan Participations		7,945,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

		Value (Note 1)
Total Long-Term Debt Securities (86.4%) (Cost $204,558,141)		$180,943,104

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF (x)	220,970	7,630,094
iShares iBoxx High Yield Corporate Bond ETF (x)	74,030	5,450,829
SPDR Bloomberg High Yield Bond ETF (x)	61,144	5,502,960

Total Exchange Traded Funds (8.9%) (Cost $22,630,865)		18,583,883

SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	8,000,000	8,000,000
JPMorgan Prime Money Market Fund, IM Shares	509,435	509,690

Total Investment Companies		8,509,690

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.3%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $6,435,995, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $6,561,652. (xx)	6,432,993	6,432,993
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $5,002,389, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $5,102,650. (xx)	5,000,000	5,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $6,105,278, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $6,641,854. (xx)	6,100,000	6,100,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $2,000,978, collateralized by various Common Stocks; total market value $2,221,293. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		21,532,993

U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills 3.50%, 1/26/23 (p)(x)	2,400,000	2,393,940
3.81%, 2/16/23 (p)	325,000	323,391

Total U.S. Treasury Obligations		2,717,331

Total Short-Term Investments (15.7%) (Cost $32,759,481)		32,760,014

Total Investments in Securities (111.0%) (Cost $259,948,487)		232,287,001
Other Assets Less Liabilities (-11.0%)		(22,979,632)

Net Assets (100%)		$209,307,369

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $152,763,232 or 73.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $29,068,467. This was collateralized by $105,577 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.875%, maturing 4/15/23 - 11/15/50 and by cash of $29,532,993 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$22,377,290	$—	$22,377,290
Consumer Discretionary	—	26,167,741	—	26,167,741
Consumer Staples	—	10,520,886	—	10,520,886
Energy	—	20,945,211	—	20,945,211
Financials	—	21,711,645	—	21,711,645
Health Care	—	11,329,373	—	11,329,373
Industrials	—	21,061,609	—	21,061,609
Information Technology	—	17,722,705	—	17,722,705
Materials	—	17,153,835	—	17,153,835
Real Estate	—	3,244,532	—	3,244,532
Utilities	—	762,373	—	762,373
Exchange Traded Funds	18,583,883	—	—	18,583,883
Loan Participations
Consumer Discretionary	—	1,377,956	—	1,377,956
Financials	—	2,859,159	—	2,859,159
Health Care	—	920,402	—	920,402
Industrials	—	186,375	—	186,375
Information Technology	—	1,883,512	—	1,883,512
Materials	—	718,500	—	718,500
Short-Term Investments
Investment Companies	8,509,690	—	—	8,509,690
Repurchase Agreements	—	21,532,993	—	21,532,993
U.S. Treasury Obligations	—	2,717,331	—	2,717,331

Total Assets	$27,093,573	$205,193,428	$—	$232,287,001

Total Liabilities	$—	$—	$—	$—

Total	$27,093,573	$205,193,428	$—	$232,287,001

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,167,326
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$54,437,761

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$645,234
Aggregate gross unrealized depreciation	(28,758,321)

Net unrealized depreciation	$(28,113,087)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$260,400,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $238,415,494)	$210,754,008
Repurchase Agreements (Cost $21,532,993)	21,532,993
Cash	3,691,288
Foreign cash (Cost $1,954)	1,586
Dividends, interest and other receivables	3,103,001
Receivable for securities sold	22,061
Receivable for Portfolio shares sold	14,695
Securities lending income receivable	10,634
Other assets	963

Total assets	239,131,229

LIABILITIES
Payable for return of collateral on securities loaned	29,532,993
Investment management fees payable	94,608
Payable for Portfolio shares redeemed	60,430
Administrative fees payable	23,435
Payable for securities purchased	22,089
Distribution fees payable – Class IB	11,070
Trustees’ fees payable	62
Accrued expenses	79,173

Total liabilities	29,823,860

NET ASSETS	$209,307,369

Net assets were comprised of:
Paid in capital	$253,627,318
Total distributable earnings (loss)	(44,319,949)

Net assets	$209,307,369

Class IB
Net asset value, offering and redemption price per share, $51,671,155 / 6,267,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.24

Class K
Net asset value, offering and redemption price per share, $157,636,214 / 19,129,614 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.24

(x)	Includes value of securities on loan of $29,068,467.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$11,962,123
Dividends	1,070,601
Securities lending (net)	289,540

Total income	13,322,264

EXPENSES
Investment management fees	1,303,699
Administrative fees	268,038
Distribution fees – Class IB	131,926
Professional fees	75,447
Custodian fees	72,600
Printing and mailing expenses	18,499
Trustees’ fees	7,042
Miscellaneous	18,210

Gross expenses	1,895,461
Less: Waiver from investment manager	(134,713)

Net expenses	1,760,748

NET INVESTMENT INCOME (LOSS)	11,561,516

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(3,991,507)
Change in unrealized appreciation (depreciation) on:
Investments in securities	(31,703,956)
Foreign currency translations	(170)
Unfunded commitments	89

Net change in unrealized appreciation (depreciation)	(31,704,037)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(35,695,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,134,028)

See Notes to Financial Statements.

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1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,561,516	$10,494,236
Net realized gain (loss)	(3,991,507)	2,680,845
Net change in unrealized appreciation (depreciation)	(31,704,037)	(3,708,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,134,028)	9,466,220

Distributions to shareholders:
Class IB	(2,789,675)	(2,401,122)
Class K	(8,958,170)	(8,384,624)

Total distributions to shareholders	(11,747,845)	(10,785,746)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,000,361 and 1,586,317 shares, respectively ]	8,992,966	15,706,788
Capital shares issued in reinvestment of dividends [ 330,469 and 249,639 shares, respectively ]	2,789,675	2,401,122
Capital shares repurchased [ (963,586) and (735,112) shares, respectively ]	(8,625,359)	(7,269,245)

Total Class IB transactions	3,157,282	10,838,665

Class K
Capital shares sold [ 1,326,078 and 2,737,620 shares, respectively ]	11,807,052	27,121,777
Capital shares issued in reinvestment of dividends [ 1,061,764 and 872,163 shares, respectively ]	8,958,170	8,384,624
Capital shares repurchased [ (2,519,724) and (1,976,790) shares, respectively ]	(22,658,913)	(19,601,466)

Total Class K transactions	(1,893,691)	15,904,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,263,591	26,743,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,618,282)	25,424,074
NET ASSETS:
Beginning of year	243,925,651	218,501,577

End of year	$209,307,369	$243,925,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.70	$9.75	$9.60	$8.94	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.46	0.43	0.46	0.48	0.50
Net realized and unrealized gain (loss)	(1.45)	(0.05)	0.16	0.67	(0.70)

Total from investment operations	(0.99)	0.38	0.62	1.15	(0.20)

Less distributions:
Dividends from net investment income	(0.47)	(0.43)	(0.47)	(0.49)	(0.53)

Net asset value, end of year	$8.24	$9.70	$9.75	$9.60	$8.94

Total return	(10.30)%	3.95%	6.48%	12.94%	(2.23)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,671	$57,218	$46,783	$41,122	$28,369
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.04%
Before waivers (f)	1.06%	1.04%	1.08%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.14%	4.31%	4.79%	4.92%	5.20%
Before waivers (f)	5.08%	4.26%	4.71%	4.85%	5.16%
Portfolio turnover rate^	26%	53%	67%	47%	41%

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.69	$9.74	$9.59	$8.93	$9.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.48	0.45	0.48	0.50	0.53
Net realized and unrealized gain (loss)	(1.44)	(0.05)	0.16	0.68	(0.71)

Total from investment operations	(0.96)	0.40	0.64	1.18	(0.18)

Less distributions:
Dividends from net investment income	(0.49)	(0.45)	(0.49)	(0.52)	(0.55)

Net asset value, end of year	$8.24	$9.69	$9.74	$9.59	$8.93

Total return	(9.99)%	4.19%	6.74%	13.23%	(1.99)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$157,636	$186,707	$171,719	$176,238	$163,753
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.79%
Before waivers (f)	0.81%	0.79%	0.83%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.38%	4.56%	5.04%	5.18%	5.44%
Before waivers (f)	5.32%	4.51%	4.96%	5.11%	5.41%
Portfolio turnover rate^	26%	53%	67%	47%	41%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Lord, Abbett & Co. LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*,**	(26.00)%	8.72%	9.16%
Portfolio – Class K Shares*	(25.71)	8.96	9.38
Russell Microcap® Index	(21.96)	3.69	5.78

* Date of inception 4/21/14.

** The returns of Class IB were calculated using the returns of Class K, adjusted for expenses for the period from April 14, 2015 through April 30, 2015.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (26.00)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell Microcap® Index, which returned (21.96)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

The Portfolio’s position in Agilysys, Inc., a developer and marketer of proprietary enterprise software and other products for the hospitality industry, was the Portfolio’s largest individual contributor. Shares of the stock benefitted from strong quarterly earnings results, as well as momentum following the announcement of an agreement with Marriott International.

•

Security selection within the Health Care sector was a primary contributor to relative performance over the one-year period. Leading the way was the Portfolio’s position in Ventyx Biosciences, Inc., a clinical-stage biopharmaceutical company focused on advancing novel oral therapies for patients living with autoimmune and inflammatory disorders. After treading water for most of the year, shares of the stock significantly rose in September after the company announced positive Phase 1 trial results for VTX958, a TYK2 inhibitor which has a role in a broad range of immune-mediated diseases. The stock was also positively impacted by the FDA’s approval of Bristol-Myers Squibb’s TYK inhibitor which, as a result, reduced regulatory risk for Ventyx and similar companies. As of the end of the period, Ventyx is among the Portfolio’s top-5 active overweights.

What hurt performance during the year:

•

The Portfolio’s position in Citi Trends, Inc., a retailer of urban fashion apparel, accessories, and home décor, was a primary detractor from relative performance over the one-year period. Shares of the company fell early in the year as a result of a marked deceleration in store traffic and sales following the holiday season amid worsening macro conditions driven by surges of the Omicron variant.

•

The Portfolio’s position in Pulmonx Corporation, Inc., a global leader in interventional pulmonology, planning tools, and treatments for obstructive lung disease, was a primary detractor from relative performance over the period. Investors reacted negatively to the company’s regulatory filing to the SEC to sell up to $200 million of securities over time.

Portfolio Positioning and Outlook — Lord Abbett and Co. LLC

Following the November Consumer Price Index (CPI) announcement, we are cautiously optimistic that the peak in inflation and the accelerated pace of Federal Reserve rate hikes is behind us. While we believe the decline in inflation to historical norms will not be linear, several leading indicators suggest that headline inflation numbers have a downward bias for the foreseeable future. However, the labor market remains stubbornly strong, which the Federal Reserve views as an “issue,” and earnings within the technology sector are increasingly at risk -particularly in software, for example. Outside of technology and materials, Q3 earnings were rather resilient, and we question the market’s overly negative view on earnings in 2023 given margin

1290 VT MICRO CAP PORTFOLIO (Unaudited)

tailwinds, a softening dollar, and a resilient consumer. Small caps, in particular, have begun to show some outperformance on the heels of this resilience.

From a technical standpoint, we continue to see signs of a market bottoming process, but markets are still shaky. Market trend, as measured by Investor’s Business Daily (IBD), closed the year in a downtrend as general markets failed to hold their moving averages. Market breadth also retreated after showing some improvements throughout November. Finally, we saw an uptick in pullbacks and downtrends over the final few weeks of the year.

Looking ahead into 2023 and beyond, our view continues to be that the powerful secular forces that kept inflation low before the pandemic — namely demographics, high debt levels, and the technology revolution — will reassert themselves at some point. Tighter monetary and fiscal policy, too, may cause inflation to decelerate from very high levels. However, until that happens, we are likely to continue to face a hostile Federal Reserve. We remain bullish on the long-term outlook for equities because the technology revolution is ever more powerful with each passing year. However, we expect to see a broadening out of market leadership in areas across innovation, such as consumer, health care, and technology, as well as in less commonly perceived innovative sectors such as industrials and energy. We believe many of these companies have dominant market positions, are experiencing tremendous growth, are very early on in their penetration, and have years of high compounding annual growth ahead.

Sector Weightings as of December 31, 2022	% of Net Assets
Health Care	33.9%
Information Technology	19.0
Financials	11.8
Industrials	10.9
Consumer Discretionary	8.3
Repurchase Agreements	8.3
Consumer Staples	4.1
Energy	3.7
Communication Services	3.1
Materials	2.0
Real Estate	1.6
Investment Company	1.3
Utilities	0.4
Cash and Other	(8.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,073.30	$6.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class K
Actual	1,000.00	1,074.20	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	3,038	$97,732
ATN International, Inc.	1,785	80,878
Bandwidth, Inc., Class A*	3,995	91,685
Charge Enterprises, Inc. (x)*	22,515	27,919
Consolidated Communications Holdings, Inc.*	12,806	45,846
IDT Corp., Class B*	2,545	71,693
Ooma, Inc.*	62,495	851,182

		1,266,935

Entertainment (0.1%)
Chicken Soup For The Soul Entertainment, Inc. (x)*	1,358	6,953
CuriosityStream, Inc. (x)*	4,484	5,112
FG Group Holdings, Inc.*	2,491	6,526
Gaia, Inc.*	2,475	5,891
Golden Matrix Group, Inc.*	1,434	3,642
Marcus Corp. (The) (x)	3,924	56,466
Playstudios, Inc. (x)*	13,718	53,226
Reading International, Inc., Class A*	3,239	8,972
Reservoir Media, Inc. (x)*	3,647	21,773

		168,561

Interactive Media & Services (0.6%)
Arena Group Holdings, Inc. (The)*	1,958	20,774
Cars.com, Inc.*	11,154	153,591
DHI Group, Inc.*	6,406	33,888
EverQuote, Inc., Class A*	3,362	49,556
fuboTV, Inc. (x)*	30,586	53,220
IZEA Worldwide, Inc. (x)*	11,241	6,104
Leafly Holdings, Inc. (x)*	4,555	2,969
Liberty TripAdvisor Holdings, Inc., Class A (x)*	12,598	8,436
Outbrain, Inc.*	5,236	18,954
QuinStreet, Inc.*	8,550	122,692
Society Pass, Inc. (x)*	651	644
Super League Gaming, Inc. (x)*	3,051	1,037
Travelzoo*	1,116	4,966
TrueCar, Inc.*	13,263	33,290
Vinco Ventures, Inc. (x)*	38,987	18,090
Wejo Group Ltd. (x)*	10,981	5,282
Zedge, Inc., Class B (x)*	2,047	3,603
ZipRecruiter, Inc., Class A*	23,533	386,412

		923,508

Media (0.7%)
AdTheorent Holding Co., Inc. (x)*	6,219	10,324
Audacy, Inc. (x)*	22,077	4,970
Beasley Broadcast Group, Inc., Class A*	1,845	1,698
Boston Omaha Corp., Class A*	3,658	96,937
Clear Channel Outdoor Holdings, Inc.*	59,751	62,739
comScore, Inc.*	13,728	15,924
Cumulus Media, Inc., Class A*	3,143	19,518
Daily Journal Corp.*	197	49,350
DallasNews Corp. (x)	950	3,648
Digital Media Solutions, Inc. (x)*	1,063	1,424
Direct Digital Holdings, Inc., Class A*	353	865
Emerald Holding, Inc. (x)*	3,741	13,243
Entravision Communications Corp., Class A	9,678	46,454
Fluent, Inc.*	8,054	8,779
Gambling.com Group Ltd.*	1,546	14,146
Gannett Co., Inc.*	22,729	46,140
Harte Hanks, Inc.*	793	9,270
Innovid Corp. (x)*	13,181	22,540
Integral Ad Science Holding Corp.*	47,029	413,385
Lee Enterprises, Inc.*	979	18,170
Loyalty Ventures, Inc. (x)*	3,576	8,618
Marchex, Inc., Class B*	3,708	5,822
National CineMedia, Inc. (x)	11,609	2,554
Saga Communications, Inc., Class A	729	17,204
Salem Media Group, Inc.*	2,044	2,146
Stran & Co., Inc. (x)*	1,123	1,437
Thryv Holdings, Inc.*	4,176	79,344
Townsquare Media, Inc., Class A*	2,192	15,892
Urban One, Inc.*	2,013	7,569
Urban One, Inc., Class A*	1,392	6,334

		1,006,444

Wireless Telecommunication Services (0.9%)
FingerMotion, Inc. (x)*	4,539	12,755
Gogo, Inc.*	87,706	1,294,540
KORE Group Holdings, Inc. (x)*	6,256	7,883
Spok Holdings, Inc.	3,076	25,192
SurgePays, Inc. (x)*	1,219	7,997

		1,348,367

Total Communication Services		4,713,815

Consumer Discretionary (8.3%)
Auto Components (0.2%)
Cooper-Standard Holdings, Inc.*	2,947	26,700
Horizon Global Corp.*	4,479	1,742
Modine Manufacturing Co.*	8,326	165,354
Motorcar Parts of America, Inc.*	3,200	37,952
Spruce Power Holding Corp. (x)*	21,175	19,462
Stoneridge, Inc.*	4,302	92,751
Strattec Security Corp.*	651	13,378
Superior Industries International, Inc.*	3,804	16,053
Sypris Solutions, Inc.*	2,100	4,242

		377,634

Automobiles (0.1%)
Arcimoto, Inc. (x)*	280	924
AYRO, Inc. (x)*	5,793	2,217
Cenntro Electric Group Ltd. (x)*	31,633	13,918
Faraday Future Intelligent Electric, Inc. (x)*	33,707	9,785
Lordstown Motors Corp. (x)*	28,918	32,967
Mullen Automotive, Inc. (x)*	57,281	16,382
Volcon, Inc.*	1,741	1,758
Workhorse Group, Inc. (x)*	26,284	39,952

		117,903

Distributors (0.1%)
AMCON Distributing Co.	30	5,430
Educational Development Corp. (x)	1,194	3,773
Funko, Inc., Class A (x)*	5,448	59,438
Weyco Group, Inc.	993	21,012

		89,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.4%)
American Public Education, Inc.*	3,224	$39,623
Beachbody Co., Inc. (The) (x)*	18,659	9,815
Carriage Services, Inc.	2,107	58,027
Lincoln Educational Services Corp.*	4,067	23,548
Nerdy, Inc. (x)*	9,294	20,912
OneSpaWorld Holdings Ltd.*	10,974	102,387
Perdoceo Education Corp.*	11,239	156,222
Regis Corp.*	7,902	9,640
Rover Group, Inc. (x)*	16,041	58,871
Universal Technical Institute, Inc.*	5,671	38,109
WW International, Inc.*	9,305	35,917
XWELL, Inc. (x)*	15,438	5,602

		558,673

Hotels, Restaurants & Leisure (3.3%)
Allied Gaming & Entertainment, Inc. (x)*	3,877	4,071
Ark Restaurants Corp.	394	6,525
Biglari Holdings, Inc., Class B*	124	17,211
BJ’s Restaurants, Inc.*	3,739	98,635
Bluegreen Vacations Holding Corp.	1,309	32,673
Bowlero Corp. (x)*	47,713	643,171
BurgerFi International, Inc.*	2,254	2,840
Canterbury Park Holding Corp. (x)	517	16,161
Carrols Restaurant Group, Inc.*	6,313	8,586
Century Casinos, Inc.*	4,747	33,371
Chuy’s Holdings, Inc.*	3,003	84,985
Denny’s Corp.*	9,234	85,045
EBET, Inc. (x)*	2,687	1,693
El Pollo Loco Holdings, Inc.	3,320	33,067
F45 Training Holdings, Inc. (x)*	6,451	18,385
FAT Brands, Inc., Class A (x)	858	4,178
Fiesta Restaurant Group, Inc.*	2,867	21,072
First Watch Restaurant Group, Inc.*	2,495	33,757
Flanigan’s Enterprises, Inc.	177	4,581
Full House Resorts, Inc.*	5,680	42,714
GAN Ltd.*	6,598	9,897
Golden Entertainment, Inc.*	3,345	125,103
Good Times Restaurants, Inc. (x)*	1,812	4,041
Inspirato, Inc.*	3,674	4,372
Inspired Entertainment, Inc.*	3,342	42,343
Kura Sushi USA, Inc., Class A*	20,671	985,593
Lindblad Expeditions Holdings, Inc. (x)*	5,840	44,968
Lottery.com, Inc. (x)*	6,359	1,113
Monarch Casino & Resort, Inc.*	16,346	1,256,844
Nathan’s Famous, Inc.	479	32,194
NEOGAMES SA*	2,249	27,415
Noodles & Co., Class A*	7,133	39,160
ONE Group Hospitality, Inc. (The)*	3,830	24,129
PlayAGS, Inc.*	4,806	24,511
Potbelly Corp.*	4,370	24,341
RCI Hospitality Holdings, Inc.	1,426	132,889
Red Robin Gourmet Burgers, Inc. (x)*	2,649	14,781
Ruth’s Hospitality Group, Inc.	5,214	80,713
Sonder Holdings, Inc. (x)*	32,820	40,697
Target Hospitality Corp.*	5,039	76,291
Xponential Fitness, Inc., Class A*	38,832	890,418

		5,074,534

Household Durables (0.5%)
Aterian, Inc. (x)*	10,857	8,363
Bassett Furniture Industries, Inc.	1,503	26,122
Beazer Homes USA, Inc.*	4,765	60,802
Dixie Group, Inc. (The)*	2,564	2,054
Ethan Allen Interiors, Inc.	3,704	97,860
Flexsteel Industries, Inc.	603	9,286
Green Brick Partners, Inc. (x)*	4,647	112,597
Hamilton Beach Brands Holding Co., Class A	1,285	15,921
Harbor Custom Development, Inc. (x)*	2,194	856
Hooker Furnishings Corp.	2,012	37,624
Hovnanian Enterprises, Inc., Class A*	888	37,367
Koss Corp.*	741	3,616
Landsea Homes Corp.*	1,681	8,758
Legacy Housing Corp.*	1,242	23,548
Lifetime Brands, Inc.	2,236	16,971
Live Ventures, Inc.*	273	8,545
Lovesac Co. (The)*	2,419	53,242
Purple Innovation, Inc. (x)*	9,515	45,577
Traeger, Inc.*	5,498	15,504
Tupperware Brands Corp.*	7,557	31,286
Universal Electronics, Inc.*	2,096	43,618
VOXX International Corp.*	2,610	21,872
Vuzix Corp. (x)*	10,185	37,073

		718,462

Internet & Direct Marketing Retail (1.0%)
1-800-Flowers.com, Inc., Class A*	4,631	44,272
1stdibs.com, Inc.*	4,102	20,838
aka Brands Holding Corp. (x)*	1,993	2,531
BARK, Inc. (x)*	20,505	30,552
Boxed, Inc. (x)*	8,836	1,722
CarParts.com, Inc.*	8,680	54,337
ContextLogic, Inc., Class A*	92,005	44,871
Duluth Holdings, Inc., Class B(x)*	2,296	14,189
Fiverr International Ltd.*	27,109	789,956
Groupon, Inc. (x)*	3,844	32,982
iMedia Brands, Inc.(x)*	3,581	2,292
iPower, Inc.*	833	317
Lands’ End, Inc.*	2,630	19,962
Liquidity Services, Inc.*	4,188	58,883
Lulu’s Fashion Lounge Holdings, Inc. (x)*	2,885	7,241
PARTS iD, Inc.*	907	884
PetMed Express, Inc. (x)	3,230	57,171
Polished.com, Inc. (x)*	17,851	10,313
Porch Group, Inc. (x)*	14,012	26,343
Poshmark, Inc., Class A*	7,911	141,449
Quotient Technology, Inc.*	11,335	38,879
RealReal, Inc. (The) (x)*	15,175	18,969
Rent the Runway, Inc., Class A (x)*	8,329	25,403
RumbleON, Inc., Class B (x)*	1,758	11,374
ThredUp, Inc., Class A (x)*	10,466	13,711

		1,469,441

Leisure Products (0.2%)
American Outdoor Brands, Inc.*	2,272	22,765
AMMO, Inc. (x)*	14,857	25,703
Clarus Corp. (x)	4,893	38,361
Escalade, Inc. (x)	1,700	17,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
JAKKS Pacific, Inc.*	975	$17,053
Johnson Outdoors, Inc., Class A	847	56,004
Marine Products Corp.	1,472	17,325
MasterCraft Boat Holdings, Inc.*	2,864	74,092
Nautilus, Inc.*	4,718	7,218
Smith & Wesson Brands, Inc.	7,234	62,791
Solo Brands, Inc., Class A (x)*	3,918	14,575

		353,193

Specialty Retail (1.7%)
Aaron’s Co., Inc. (The)	5,233	62,534
America’s Car-Mart, Inc.*	971	70,165
Barnes & Noble Education, Inc.*	7,748	13,559
Big 5 Sporting Goods Corp. (x)	3,680	32,494
Build-A-Bear Workshop, Inc.*	2,269	54,093
Caleres, Inc. (x)	5,825	129,781
Cato Corp. (The), Class A	3,075	28,690
Chico’s FAS, Inc.*	20,149	99,133
Children’s Place, Inc. (The)*	2,057	74,916
Citi Trends, Inc.*	1,402	37,125
Conn’s, Inc.*	2,249	15,473
Container Store Group, Inc. (The)*	5,552	23,929
Destination XL Group, Inc.*	10,000	67,500
Envela Corp.*	1,275	6,707
Express, Inc. (x)*	10,820	11,037
Genesco, Inc.*	2,085	95,952
GrowGeneration Corp. (x)*	9,924	38,902
Haverty Furniture Cos., Inc.	2,400	71,760
Hibbett, Inc.	2,133	145,513
J Jill, Inc. (x)*	718	17,806
JOANN, Inc. (x)	1,845	5,258
Kirkland’s, Inc.*	1,678	5,537
Lazydays Holdings, Inc. (x)*	1,712	20,441
LL Flooring Holdings, Inc.*	4,922	27,662
MarineMax, Inc.*	3,480	108,646
OneWater Marine, Inc., Class A(x)*	1,929	55,169
Party City Holdco, Inc. (x)*	18,536	6,775
Shift Technologies, Inc. (x)*	19,965	2,973
Shoe Carnival, Inc.	2,963	70,845
Sportsman’s Warehouse Holdings, Inc.*	6,370	59,942
Tile Shop Holdings, Inc.*	4,935	21,615
Tilly’s, Inc., Class A*	3,893	35,232
Torrid Holdings, Inc. (x)*	2,475	7,326
TravelCenters of America, Inc.*	2,055	92,023
Volta, Inc. (x)*	21,785	7,742
Vroom, Inc. (x)*	22,098	22,540
Warby Parker, Inc., Class A (x)*	63,943	862,591
Winmark Corp.	462	108,954
Zumiez, Inc.*	2,487	54,067

		2,672,407

Textiles, Apparel & Luxury Goods (0.8%)
Allbirds, Inc., Class A (x)*	14,564	35,245
Charles & Colvard Ltd. (x)*	5,246	4,276
Crown Crafts, Inc.	1,260	6,728
Culp, Inc.	2,118	9,722
Delta Apparel, Inc.*	1,089	11,554
Fossil Group, Inc.*	8,213	35,398
Jerash Holdings US, Inc.	733	2,844
Lakeland Industries, Inc. (x)*	1,191	15,840
Movado Group, Inc.	2,653	85,559
Oxford Industries, Inc.	9,118	849,615
PLBY Group, Inc. (x)*	4,886	13,437
Rocky Brands, Inc.	1,183	27,943
Superior Group of Cos., Inc.	2,006	20,180
Unifi, Inc.*	2,397	20,638
Vera Bradley, Inc.*	4,799	21,740
Vince Holding Corp.*	647	5,066

		1,165,785

Total Consumer Discretionary		12,597,685

Consumer Staples (4.1%)
Beverages (1.1%)
Fresh Vine Wine, Inc. (x)*	954	934
MGP Ingredients, Inc.	7,291	775,617
Splash Beverage Group, Inc. (x)*	4,761	4,577
Vintage Wine Estates, Inc. (x)*	5,536	18,047
Vita Coco Co., Inc. (The) (x)*	66,234	915,354
Willamette Valley Vineyards, Inc.*	879	5,265
Zevia PBC, Class A (x)*	2,366	9,677

		1,729,471

Food & Staples Retailing (1.3%)
Blue Apron Holdings, Inc., Class A (x)*	4,283	3,555
Chefs’ Warehouse, Inc. (The)*	50,841	1,691,989
HF Foods Group, Inc.*	6,153	24,981
MedAvail Holdings, Inc. (x)*	6,828	2,047
Natural Grocers by Vitamin Cottage, Inc.	1,596	14,587
Rite Aid Corp. (x)*	9,479	31,660
SpartanNash Co.	5,873	177,600
Village Super Market, Inc., Class A	1,411	32,862

		1,979,281

Food Products (0.4%)
Alico, Inc.	1,063	25,374
AppHarvest, Inc. (x)*	12,730	7,223
Barfresh Food Group, Inc.*	949	1,243
Benson Hill, Inc. (x)*	27,139	69,204
Better Choice Co., Inc. (x)*	3,912	2,109
Blue Star Foods Corp. (x)*	928	362
Bridgford Foods Corp. (x)*	344	4,121
Calavo Growers, Inc.	2,805	82,467
Farmer Bros Co.*	3,045	14,037
Lifecore Biomedical, Inc.*	4,558	29,536
Lifeway Foods, Inc.*	756	4,196
Limoneira Co.	2,752	33,602
Local Bounti Corp. (x)*	10,547	14,660
MamaMancini’s Holdings, Inc. (x)*	2,704	4,854
Real Good Food Co., Inc. (The), Class A*	1,137	7,538
Rocky Mountain Chocolate Factory, Inc. (x)*	843	4,805
S&W Seed Co. (x)*	2,725	4,060
Seneca Foods Corp., Class A*	853	51,990
SunOpta, Inc.*	16,220	136,897
Tattooed Chef, Inc. (x)*	8,242	10,138
Vital Farms, Inc.*	5,135	76,614
Whole Earth Brands, Inc.*	7,066	28,759

		613,789

Household Products (0.0%)†
Oil-Dri Corp. of America	862	28,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Personal Products (1.2%)
e.l.f. Beauty, Inc.*	29,226	$1,616,198
Honest Co., Inc. (The)*	11,200	33,712
LifeMD, Inc. (x)*	3,312	6,425
Lifevantage Corp.	2,174	8,087
Mannatech, Inc.	207	3,705
Natural Alternatives International, Inc.*	842	7,065
Natural Health Trends Corp.	1,085	3,689
Nature’s Sunshine Products, Inc.*	2,348	19,536
Thorne HealthTech, Inc. (x)*	2,232	8,102
United-Guardian, Inc.	532	5,533
Upexi, Inc. (x)*	1,277	3,831
Veru, Inc. (x)*	11,151	58,877
Zivo Bioscience, Inc.*	971	2,379

		1,777,139

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	23,068	21,234
Turning Point Brands, Inc.	2,337	50,549

		71,783

Total Consumer Staples		6,200,374

Energy (3.7%)
Energy Equipment & Services (1.1%)
Borr Drilling Ltd. (x)*	33,570	166,843
Bristow Group, Inc.*	3,826	103,799
Dawson Geophysical Co.*	1,513	2,965
Diamond Offshore Drilling, Inc.*	16,865	175,396
DMC Global, Inc.*	2,961	57,562
Energy Services of America Corp.*	1,567	4,059
ENGlobal Corp.*	4,793	3,691
Enservco Corp.*	1,640	2,673
Forum Energy Technologies, Inc.*	777	22,921
Geospace Technologies Corp.*	2,345	9,896
Gulf Island Fabrication, Inc.*	2,292	11,758
Helix Energy Solutions Group, Inc.*	23,803	175,666
Independence Contract Drilling, Inc. (x)*	1,624	5,310
KLX Energy Services Holdings, Inc. (x)*	1,631	28,233
Mammoth Energy Services, Inc.*	3,261	28,208
National Energy Services Reunited Corp.*	6,462	44,846
Natural Gas Services Group, Inc.*	1,984	22,737
NCS Multistage Holdings, Inc.*	120	3,000
Newpark Resources, Inc.*	14,900	61,835
Nine Energy Service, Inc. (x)*	3,116	45,275
Oil States International, Inc.*	10,134	75,600
Profire Energy, Inc.*	6,676	7,010
Ranger Energy Services, Inc.*	1,900	20,919
SEACOR Marine Holdings, Inc.*	4,099	37,547
Select Energy Services, Inc., Class A	11,639	107,544
Smart Sand, Inc.*	3,842	6,877
Solaris Oilfield Infrastructure, Inc., Class A	5,370	53,324
Superior Drilling Products, Inc.*	1,463	1,345
TETRA Technologies, Inc.*	21,484	74,335
Tidewater, Inc.*	7,852	289,346

		1,650,520

Oil, Gas & Consumable Fuels (2.6%)
Adams Resources & Energy, Inc.	424	16,502
Aemetis, Inc. (x)*	5,088	20,149
Alto Ingredients, Inc.*	12,472	35,919
American Resources Corp. (x)*	9,683	12,782
Amplify Energy Corp.*	6,127	53,856
Ardmore Shipping Corp.*	6,861	98,867
Battalion Oil Corp.*	451	4,379
Berry Corp.	12,722	101,776
Centrus Energy Corp., Class A*	1,677	54,469
Comstock, Inc.*	8,255	2,270
Dorian LPG Ltd.	5,276	99,980
Ecoark Holdings, Inc. (x)*	4,258	979
Empire Petroleum Corp. (x)*	1,737	21,365
Energy Fuels, Inc. (x)*	26,064	161,858
Epsilon Energy Ltd.	2,418	16,031
Evolution Petroleum Corp.	5,321	40,174
Gevo, Inc. (x)*	34,017	64,632
Hallador Energy Co.*	3,730	37,263
Houston American Energy Corp. (x)*	1,664	5,724
International Seaways, Inc.	8,217	304,193
Laredo Petroleum, Inc.*	2,794	143,668
Lightbridge Corp. (x)*	1,711	6,656
Mexco Energy Corp.*	190	2,371
NACCO Industries, Inc., Class A	691	26,258
NextDecade Corp. (x)*	5,495	27,145
Nordic American Tankers Ltd. (x)	34,155	104,514
Overseas Shipholding Group, Inc., Class A*	10,036	29,004
Par Pacific Holdings, Inc.*	8,173	190,022
PEDEVCO Corp.*	4,334	4,767
PHX Minerals, Inc.	5,545	21,570
PrimeEnergy Resources Corp.*	139	12,075
REX American Resources Corp.*	2,558	81,498
Riley Exploration Permian, Inc. (x)	1,784	52,503
Ring Energy, Inc. (x)*	14,909	36,676
SandRidge Energy, Inc.*	5,394	91,860
SilverBow Resources, Inc. (x)*	2,022	57,182
Sitio Royalties Corp. (x)	11,991	345,940
Stabilis Solutions, Inc.*	522	2,704
Talos Energy, Inc.*	45,161	852,640
Teekay Corp.*	10,827	49,155
Teekay Tankers Ltd., Class A*	3,782	116,524
Uranium Energy Corp. (x)*	59,529	230,973
Ur-Energy, Inc. (x)*	36,212	41,644
US Energy Corp. (x)	673	1,548
VAALCO Energy, Inc. (x)	18,309	83,489
Vertex Energy, Inc. (x)*	9,267	57,455
W&T Offshore, Inc.*	15,416	86,021

		3,909,030

Total Energy		5,559,550

Financials (11.8%)
Banks (7.1%)
ACNB Corp.	1,430	56,928
Affinity Bancshares, Inc.*	774	11,687
Amalgamated Financial Corp.	2,981	68,682
Amerant Bancorp, Inc.	4,595	123,330
American National Bankshares, Inc.	1,693	62,522
AmeriServ Financial, Inc.	2,922	11,483
Ames National Corp.	1,500	35,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Arrow Financial Corp.	2,473	$83,835
Auburn National Bancorp, Inc. (x)	431	9,988
Bancorp, Inc. (The)*	9,164	260,074
Bank First Corp. (x)	1,303	120,944
Bank of Marin Bancorp	2,578	84,765
Bank of Princeton (The)	927	29,404
Bank of South Carolina Corp.	443	7,265
Bank of the James Financial Group, Inc.	790	9,733
Bank7 Corp.	671	17,178
BankFinancial Corp.	2,048	21,565
Bankwell Financial Group, Inc.	979	28,812
Bar Harbor Bankshares	2,539	81,350
BayCom Corp.	1,953	37,068
Bayfirst Financial Corp.	556	9,296
BCB Bancorp, Inc.	2,476	44,543
Blue Ridge Bankshares, Inc.	2,974	37,145
Business First Bancshares, Inc.	3,864	85,549
Byline Bancorp, Inc.	36,796	845,204
C&F Financial Corp.	572	33,330
California Bancorp*	1,310	31,152
Cambridge Bancorp	1,107	91,947
Camden National Corp.	2,366	98,639
Capital Bancorp, Inc.	1,565	36,840
Capital City Bank Group, Inc.	2,336	75,920
Capstar Financial Holdings, Inc.	3,500	61,810
Carter Bankshares, Inc.*	3,967	65,813
CB Financial Services, Inc.	748	16,030
Central Pacific Financial Corp.	4,477	90,794
Central Valley Community Bancorp	1,734	36,726
Chemung Financial Corp.	601	27,568
ChoiceOne Financial Services, Inc.	1,169	33,901
Citizens & Northern Corp.	2,583	59,047
Citizens Community Bancorp, Inc.	1,731	20,824
Citizens Holding Co.	853	11,686
Civista Bancshares, Inc.	2,600	57,226
CNB Financial Corp.	3,259	77,532
Coastal Financial Corp.*	1,799	85,488
Codorus Valley Bancorp, Inc. (x)	1,610	38,318
Colony Bankcorp, Inc.	2,853	36,205
Community Financial Corp. (The)	918	36,628
Community Trust Bancorp, Inc.	2,610	119,877
Community West Bancshares	1,174	17,575
ConnectOne Bancorp, Inc.	6,213	150,417
CrossFirst Bankshares, Inc.*	7,494	93,001
Dime Community Bancshares, Inc.	5,468	174,046
Eagle Bancorp Montana, Inc.	1,071	17,307
Emclaire Financial Corp.	469	14,820
Enterprise Bancorp, Inc.	1,499	52,915
Equity Bancshares, Inc., Class A	2,631	85,955
Esquire Financial Holdings, Inc.	1,197	51,782
Evans Bancorp, Inc.	938	35,072
Farmers & Merchants Bancorp, Inc.	2,084	56,643
Farmers National Banc Corp.	5,090	71,871
Fidelity D&D Bancorp, Inc.	801	37,759
Financial Institutions, Inc.	2,602	63,385
Finward Bancorp	630	22,806
Finwise Bancorp*	1,631	15,103
First Bancorp, Inc. (The)	1,734	51,916
First Bancshares, Inc. (The)	3,554	113,764
First Bank	2,653	36,505
First Business Financial Services, Inc.	1,391	50,841
First Capital, Inc. (x)	508	12,649
First Community Bankshares, Inc.	2,634	89,293
First Community Corp.	1,258	27,538
First Financial Corp.	1,917	88,335
First Financial Northwest, Inc.	1,068	15,999
First Foundation, Inc.	8,790	125,961
First Guaranty Bancshares, Inc. (x)	1,081	25,349
First Internet Bancorp	1,318	32,001
First Mid Bancshares, Inc.	3,057	98,069
First National Corp.	859	14,715
First Northwest Bancorp	1,350	20,736
First of Long Island Corp. (The)	3,848	69,264
First Savings Financial Group, Inc.	988	19,760
First United Corp.	1,141	22,421
First US Bancshares, Inc.	971	8,448
First Western Financial, Inc.*	1,330	37,439
Five Star Bancorp	2,162	58,893
Flushing Financial Corp.	4,672	90,543
FNCB Bancorp, Inc. (x)	2,748	22,561
Franklin Financial Services Corp.	676	24,404
FVCBankcorp, Inc.*	2,079	39,647
German American Bancorp, Inc.	4,652	173,520
Glen Burnie Bancorp	418	3,344
Great Southern Bancorp, Inc.	1,620	96,374
Guaranty Bancshares, Inc.	1,432	49,604
Hanmi Financial Corp.	5,119	126,695
Hanover Bancorp, Inc. (x)	676	13,784
HarborOne Bancorp, Inc.	7,329	101,873
Hawthorn Bancshares, Inc. (x)	1,070	23,294
HBT Financial, Inc.	1,761	34,463
Heritage Commerce Corp.	9,791	127,283
HomeStreet, Inc.	3,075	84,808
HomeTrust Bancshares, Inc.	2,287	55,277
Horizon Bancorp, Inc.	6,617	99,784
Independent Bank Corp.	3,285	78,577
Investar Holding Corp.	1,632	35,137
John Marshall Bancorp, Inc.	1,989	57,243
Lakeland Bancorp, Inc.	10,469	184,359
Landmark Bancorp, Inc. (x)	731	16,543
LCNB Corp.	1,807	32,526
Limestone Bancorp, Inc.	913	22,295
Macatawa Bank Corp.	4,153	45,808
MainStreet Bancshares, Inc.	1,200	32,988
Malvern Bancorp, Inc. (x)*	1,209	21,460
Mercantile Bank Corp.	2,677	89,626
Meridian Corp.	742	22,475
Metrocity Bankshares, Inc.	3,003	64,955
Metropolitan Bank Holding Corp.*	1,688	99,035
Mid Penn Bancorp, Inc.	2,452	73,486
Middlefield Banc Corp. (x)	968	26,523
Midland States Bancorp, Inc.	3,653	97,243
MidWestOne Financial Group, Inc.	2,451	77,819
MVB Financial Corp.	1,747	38,469
National Bankshares, Inc.	925	37,277
Nicolet Bankshares, Inc.*	2,059	164,288
Northeast Bank	1,142	48,078
Northrim Bancorp, Inc.	898	49,004
Norwood Financial Corp.	1,281	42,837
Oak Valley Bancorp (x)	1,143	25,889
Ohio Valley Banc Corp. (x)	707	18,679
Old Point Financial Corp. (x)	616	16,607
Old Second Bancorp, Inc.	7,024	112,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Orange County Bancorp, Inc.	873	$40,664
Origin Bancorp, Inc.	3,739	137,221
Orrstown Financial Services, Inc.	1,747	40,461
Parke Bancorp, Inc.	1,705	35,362
Partners Bancorp	1,676	14,849
Pathfinder Bancorp, Inc.	565	10,814
PCB Bancorp	2,028	35,875
PCSB Financial Corp.	2,229	42,440
Peapack-Gladstone Financial Corp.	2,889	107,529
Penns Woods Bancorp, Inc.	1,146	30,507
Peoples Bancorp of North Carolina, Inc.	821	26,732
Peoples Bancorp, Inc.	4,634	130,910
Peoples Financial Services Corp.	1,127	58,424
Plumas Bancorp	957	35,457
Preferred Bank	1,928	143,867
Premier Financial Corp.	5,933	160,013
Primis Financial Corp.	3,468	41,096
Professional Holding Corp., Class A*	2,232	61,916
QCR Holdings, Inc.	2,658	131,943
RBB Bancorp	2,322	48,414
Red River Bancshares, Inc.	751	38,346
Republic Bancorp, Inc., Class A	1,502	61,462
Republic First Bancorp, Inc.*	8,237	17,710
Richmond Mutual Bancorp, Inc.	1,779	23,145
Riverview Bancorp, Inc.	3,597	27,625
Salisbury Bancorp, Inc.	885	27,789
SB Financial Group, Inc.	1,118	18,738
Shore Bancshares, Inc.	2,745	47,845
Sierra Bancorp	2,178	46,261
SmartFinancial, Inc.	2,502	68,805
Sound Financial Bancorp, Inc.	392	15,868
South Plains Financial, Inc.	1,550	42,671
Southern First Bancshares, Inc.*	1,204	55,083
Southern States Bancshares, Inc.	1,116	32,308
Stellar Bancorp, Inc.	7,585	223,454
Summit Financial Group, Inc.	1,745	43,433
Summit State Bank	865	13,667
Third Coast Bancshares, Inc.*	2,191	40,380
Union Bankshares, Inc. (x)	659	15,427
United Bancorp, Inc.	780	11,528
United Security Bancshares	2,271	16,601
Unity Bancorp, Inc.	1,215	33,206
Univest Financial Corp.	4,774	124,745
USCB Financial Holdings, Inc.*	1,904	23,229
Village Bank and Trust Financial Corp.	107	5,807
Virginia National Bankshares Corp.	794	29,108
Washington Trust Bancorp, Inc.	2,806	132,387
West Bancorp, Inc.	2,658	67,912

		10,845,602

Capital Markets (1.3%)
Ashford, Inc. (REIT)*	156	2,165
Associated Capital Group, Inc., Class A	304	12,765
Bakkt Holdings, Inc. (x)*	10,863	12,927
Blucora, Inc. (x)*	7,998	204,189
Cowen, Inc., Class A	4,519	174,524
Diamond Hill Investment Group, Inc.	486	89,920
Donnelley Financial Solutions, Inc.*	4,272	165,113
Greenhill & Co., Inc.	2,259	23,155
Hennessy Advisors, Inc.	867	7,283
Heritage Global, Inc.*	5,492	12,906
MarketWise, Inc. (x)*	3,035	5,099
Marygold Companies, Inc. (The) (x)*	2,431	3,647
Oppenheimer Holdings, Inc., Class A	1,295	54,817
Perella Weinberg Partners	6,229	61,044
Piper Sandler Cos.	4,965	646,393
Safeguard Scientifics, Inc. (x)*	2,457	7,617
Sculptor Capital Management, Inc.	4,402	38,121
Siebert Financial Corp.*	2,598	3,507
Silvercrest Asset Management Group, Inc., Class A	1,672	31,383
StoneX Group, Inc.*	4,451	424,180
Value Line, Inc.	160	8,141
Westwood Holdings Group, Inc.	1,352	15,053

		2,003,949

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	728	19,074
Consumer Portfolio Services, Inc. (x)*	1,667	14,753
Curo Group Holdings Corp. (x)	3,873	13,749
Elevate Credit, Inc.*	4,082	7,144
Enova International, Inc.*	5,173	198,488
EZCORP, Inc., Class A*	8,595	70,049
Katapult Holdings, Inc. (x)*	8,965	8,577
Medallion Financial Corp. (x)	3,531	25,211
Moneylion, Inc. (x)*	20,744	12,861
NerdWallet, Inc., Class A (x)*	85,968	825,293
Nicholas Financial, Inc.*	848	5,351
Oportun Financial Corp.*	4,800	26,448
OppFi, Inc. (x)*	2,400	4,920
Regional Management Corp.	1,311	36,813
Sunlight Financial Holdings, Inc. (x)*	4,333	5,590
World Acceptance Corp.*	675	44,509

		1,318,830

Diversified Financial Services (0.2%)
Acacia Research Corp.*	6,208	26,136
Alerus Financial Corp.	2,428	56,694
A-Mark Precious Metals, Inc.	3,120	108,357
Banco Latinoamericano de Comercio Exterior SA, Class E	4,705	76,221
SWK Holdings Corp. (x)*	637	11,237

		278,645

Insurance (0.6%)
Ambac Financial Group, Inc.*	7,330	127,835
Atlantic American Corp. (x)	932	2,153
Citizens, Inc. (x)*	8,756	18,650
Crawford & Co., Class A	2,566	14,267
Donegal Group, Inc., Class A	2,707	38,439
eHealth, Inc.*	4,344	21,025
Greenlight Capital Re Ltd., Class A*	4,496	36,642
Hallmark Financial Services, Inc.*	2,556	1,493
HCI Group, Inc. (x)	974	38,561
Heritage Insurance Holdings, Inc.	4,375	7,875
Hippo Holdings, Inc. (x)*	2,764	37,590
ICC Holdings, Inc. (x)*	194	3,017
Investors Title Co.	227	33,494
Kingstone Cos., Inc.	1,994	2,692
Kingsway Financial Services, Inc.*	1,839	14,583
Maiden Holdings Ltd. (x)*	11,645	24,571
MBIA, Inc.*	7,881	101,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Midwest Holding, Inc. (x)*	494	$6,294
National Western Life Group, Inc., Class A	370	103,970
NI Holdings, Inc.*	1,332	17,676
Oxbridge Re Holdings Ltd.*	421	493
Root, Inc., Class A (x)*	1,383	6,210
Selectquote, Inc.*	23,837	16,016
Tiptree, Inc.	4,271	59,111
Trean Insurance Group, Inc.*	3,873	23,238
United Fire Group, Inc.	3,506	95,924
United Insurance Holdings Corp.	3,803	4,031
Universal Insurance Holdings, Inc.	4,507	47,729
Vericity, Inc.*	315	2,208

		907,058

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)*	1,382	11,415
AFC Gamma, Inc. (REIT) (x)	2,701	42,487
AG Mortgage Investment Trust, Inc. (REIT) (x)	3,803	20,194
Angel Oak Mortgage, Inc. (REIT) (x)	2,032	9,611
Ares Commercial Real Estate Corp. (REIT)	8,794	90,490
Arlington Asset Investment Corp. (REIT), Class A*	4,318	12,652
ARMOUR Residential REIT, Inc. (REIT) (x)	22,079	124,305
Cherry Hill Mortgage Investment Corp. (REIT) (x)	3,234	18,757
Chicago Atlantic Real Estate Finance, Inc. (REIT)	912	13,744
Dynex Capital, Inc. (REIT) (x)	7,498	95,375
Ellington Financial, Inc. (REIT)	9,713	120,150
Ellington Residential Mortgage REIT (REIT) (x)	2,388	16,382
Franklin BSP Realty Trust, Inc. (REIT) (x)	13,673	176,382
Granite Point Mortgage Trust, Inc. (REIT)	8,920	47,811
Great Ajax Corp. (REIT)	3,692	26,767
Invesco Mortgage Capital, Inc. (REIT) (x)	5,756	73,274
Lument Finance Trust, Inc. (REIT) (x)	5,530	10,507
Manhattan Bridge Capital, Inc. (REIT) (x)	1,472	7,934
Nexpoint Real Estate Finance, Inc. (REIT)	1,389	22,071
Orchid Island Capital, Inc. (REIT) (x)	5,498	57,729
Sachem Capital Corp. (REIT) (x)	5,991	19,770
Western Asset Mortgage Capital Corp. (REIT)	1,038	9,456

		1,027,263

Thrifts & Mortgage Finance (1.0%)
1895 Bancorp of Wisconsin, Inc. (x)*	1,069	10,733
Blue Foundry Bancorp*	4,126	53,019
Bogota Financial Corp.*	930	10,397
Bridgewater Bancshares, Inc.*	3,252	57,690
Broadway Financial Corp.*	6,958	7,028
Carver Bancorp, Inc.*	756	3,107
Catalyst Bancorp, Inc.*	793	10,150
CF Bankshares, Inc. (x)	755	15,991
CFSB Bancorp, Inc.*	485	3,924
Cincinnati Bancorp, Inc. (x)	400	6,120
Cullman Bancorp, Inc.	989	11,364
ECB Bancorp, Inc.*	1,428	22,919
ESSA Bancorp, Inc. (x)	1,497	31,242
Federal Agricultural Mortgage Corp., Class C	1,524	171,770
FFBW, Inc.*	849	9,891
Finance of America Cos., Inc., Class A (x)*	6,921	8,790
First Seacoast Bancorp*	477	4,574
FS Bancorp, Inc.	1,123	37,553
Greene County Bancorp, Inc. (x)	591	33,935
Hingham Institution For Savings (The)	252	69,542
HMN Financial, Inc.	590	12,567
Home Bancorp, Inc.	1,253	50,158
Home Federal Bancorp, Inc. of Louisiana	463	8,260
Home Point Capital, Inc.	1,446	1,981
HV Bancorp, Inc.*	276	7,849
Kentucky First Federal Bancorp	689	4,671
Lake Shore Bancorp, Inc.	333	4,021
Luther Burbank Corp.	2,579	28,653
Magyar Bancorp, Inc.	1,101	14,115
Merchants Bancorp	2,528	61,481
Mid-Southern Bancorp, Inc.	462	6,006
Northeast Community Bancorp, Inc. (x)	2,611	38,956
Northfield Bancorp, Inc.	7,159	112,611
NSTS Bancorp, Inc.*	874	8,854
Oconee Federal Financial Corp.	206	4,596
Ocwen Financial Corp.*	1,235	37,766
OP Bancorp (x)	1,996	22,275
PB Bankshares, Inc.*	445	6,043
Pioneer Bancorp, Inc.*	1,869	21,307
Ponce Financial Group, Inc.*	3,590	33,459
Provident Bancorp, Inc.	2,408	17,530
Provident Financial Holdings, Inc.	925	12,737
Rhinebeck Bancorp, Inc.*	714	6,505
Security National Financial Corp., Class A*	1,793	13,089
Southern Missouri Bancorp, Inc.	1,356	62,146
Sterling Bancorp, Inc.*	3,058	18,623
TC Bancshares, Inc.	776	11,531
Territorial Bancorp, Inc. (x)	1,299	31,189
Texas Community Bancshares, Inc.*	427	6,554
Timberland Bancorp, Inc.	1,185	40,444
TrustCo Bank Corp.	2,961	111,304
Velocity Financial, Inc.*	1,450	13,993
Waterstone Financial, Inc.	3,367	58,047
Western New England Bancorp, Inc.	3,475	32,874
William Penn Bancorp	2,267	27,476

		1,529,410

Total Financials		17,910,757

Health Care (33.9%)
Biotechnology (17.4%)
180 Life Sciences Corp. (x)*	314	1,064
2seventy bio, Inc.*	5,849	54,805
4D Molecular Therapeutics, Inc.*	4,965	110,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
89bio, Inc. (x)*	3,987	$50,755
Aadi Bioscience, Inc. (x)*	2,485	31,883
Absci Corp.*	9,064	19,034
ABVC BioPharma, Inc.*	1,592	997
Actinium Pharmaceuticals, Inc.*	4,053	43,164
Acumen Pharmaceuticals, Inc.*	4,539	24,511
Acurx Pharmaceuticals, Inc.*	1,250	4,975
Adicet Bio, Inc. (x)*	4,871	43,547
ADMA Biologics, Inc.*	30,597	118,716
Adverum Biotechnologies, Inc. (x)*	16,767	9,716
Aeglea BioTherapeutics, Inc.*	8,492	3,821
Aerovate Therapeutics, Inc. (x)*	1,598	46,821
Affimed NV*	24,567	30,463
Agenus, Inc.*	51,270	123,048
AIM ImmunoTech, Inc. (x)*	7,957	2,482
Akero Therapeutics, Inc.*	5,880	322,224
Albireo Pharma, Inc. (x)*	2,956	63,879
Aldeyra Therapeutics, Inc.*	8,248	57,406
Alector, Inc.*	10,213	94,266
Aligos Therapeutics, Inc. (x)*	4,751	4,527
Allakos, Inc.*	6,707	56,473
Allovir, Inc.*	5,423	27,820
Alpine Immune Sciences, Inc.*	3,636	26,725
Altimmune, Inc. (x)*	8,219	135,203
ALX Oncology Holdings, Inc.*	3,696	41,654
AnaptysBio, Inc. (x)*	3,309	102,546
Anavex Life Sciences Corp. (x)*	11,275	104,407
Anika Therapeutics, Inc.*	2,354	69,678
Anixa Biosciences, Inc.*	4,981	21,169
Annexon, Inc. (x)*	6,338	32,767
Annovis Bio, Inc. (x)*	1,001	13,443
Applied Molecular Transport, Inc. (x)*	4,584	1,925
Applied Therapeutics, Inc.*	5,001	3,801
Aptinyx, Inc. (x)*	8,738	2,559
AquaBounty Technologies, Inc.*	10,368	7,921
Aravive, Inc. (x)*	3,116	4,113
Arbutus Biopharma Corp.*	18,613	43,368
ARCA biopharma, Inc.*	2,685	6,337
Arcellx, Inc. (x)*	69,679	2,158,655
Arcturus Therapeutics Holdings, Inc.*	3,980	67,501
Armata Pharmaceuticals, Inc. (x)*	1,996	2,475
ARS Pharmaceuticals, Inc. (x)*	3,879	33,088
Assembly Biosciences, Inc. (x)*	8,408	10,930
Astria Therapeutics, Inc.*	1,841	27,412
Atara Biotherapeutics, Inc.*	16,059	52,674
Atossa Therapeutics, Inc. (x)*	20,643	10,910
Atreca, Inc., Class A (x)*	4,903	3,925
aTyr Pharma, Inc.*	4,470	9,789
Aura Biosciences, Inc. (x)*	3,157	33,149
AVEO Pharmaceuticals, Inc.*	5,274	78,846
Avid Bioservices, Inc.*	10,156	139,848
Avidity Biosciences, Inc.*	8,794	195,139
Avita Medical, Inc. (x)*	4,140	27,324
Avrobio, Inc. (x)*	7,510	5,354
Axcella Health, Inc.*	3,927	1,286
Aziyo Biologics, Inc., Class A*	684	2,907
BELLUS Health, Inc. (x)*	150,030	1,233,247
Beyondspring, Inc. (x)*	4,390	8,253
BioAtla, Inc. (x)*	6,572	54,219
Biomea Fusion, Inc.*	2,838	23,924
BioVie, Inc.*	688	5,346
Bioxcel Therapeutics, Inc. (x)*	3,067	65,879
Black Diamond Therapeutics, Inc. (x)*	4,061	7,310
Bluebird Bio, Inc.*	13,969	96,665
Bolt Biotherapeutics, Inc. (x)*	3,937	5,118
BrainStorm Cell Therapeutics, Inc. (x)*	6,047	9,917
C4 Therapeutics, Inc. (x)*	7,281	42,958
Cabaletta Bio, Inc.*	3,685	34,086
Candel Therapeutics, Inc. (x)*	3,108	5,563
Capricor Therapeutics, Inc.*	3,844	14,838
Cardiff Oncology, Inc. (x)*	6,881	9,633
Caribou Biosciences, Inc.*	9,645	60,571
Catalyst Pharmaceuticals, Inc.*	16,231	301,897
Celcuity, Inc. (x)*	1,499	21,001
Celldex Therapeutics, Inc.*	7,727	344,392
CEL-SCI Corp. (x)*	6,017	14,140
Century Therapeutics, Inc. (x)*	3,472	17,811
Checkpoint Therapeutics, Inc.*	1,254	6,408
Chimerix, Inc.*	14,514	26,996
Chinook Therapeutics, Inc.*	8,580	224,796
Clene, Inc. (x)*	3,826	3,826
Codiak Biosciences, Inc.*	3,106	1,235
Cogent Biosciences, Inc. (x)*	10,596	122,490
Coherus Biosciences, Inc.*	12,652	100,204
Compass Therapeutics, Inc. (x)*	12,301	61,874
Concert Pharmaceuticals, Inc. (x)*	7,992	46,673
ContraFect Corp. (x)*	6,861	659
Corvus Pharmaceuticals, Inc.*	5,579	4,742
Crinetics Pharmaceuticals, Inc.*	8,743	159,997
CTI BioPharma Corp. (x)*	17,249	103,666
Cue Biopharma, Inc.*	5,903	16,824
Cullinan Oncology, Inc.*	5,220	55,071
Curis, Inc.*	15,143	8,329
Cyteir Therapeutics, Inc.*	3,840	6,336
CytomX Therapeutics, Inc. (x)*	10,875	17,400
Day One Biopharmaceuticals, Inc. (x)*	64,084	1,379,088
Decibel Therapeutics, Inc. (x)*	2,318	4,752
Deciphera Pharmaceuticals, Inc.*	7,749	127,006
DermTech, Inc. (x)*	4,233	7,492
Design Therapeutics, Inc. (x)*	5,823	59,744
DiaMedica Therapeutics, Inc. (x)*	3,940	6,225
Disc Medicine, Inc. (x)*	412	8,199
Dyadic International, Inc. (x)*	3,364	4,138
Dynavax Technologies Corp.*	19,879	211,513
Dyne Therapeutics, Inc.*	5,029	58,286
Eagle Pharmaceuticals, Inc.*	1,603	46,856
eFFECTOR Therapeutics, Inc.*	1,991	851
Eiger BioPharmaceuticals, Inc.*	7,180	8,472
Eledon Pharmaceuticals, Inc.*	1,433	3,325
Elevation Oncology, Inc. (x)*	2,433	2,306
Eliem Therapeutics, Inc.*	1,365	4,887
Enochian Biosciences, Inc. (x)*	3,319	3,419
Entrada Therapeutics, Inc.*	3,332	45,049
Equillium, Inc.*	2,605	2,866
Eterna Therapeutics, Inc. (x)*	476	1,533
Evelo Biosciences, Inc. (x)*	5,374	8,652
Exagen, Inc.*	1,966	4,718
Fennec Pharmaceuticals, Inc.*	3,046	29,242
Finch Therapeutics Group, Inc.*	4,786	2,297
Foghorn Therapeutics, Inc. (x)*	3,518	22,445
Fortress Biotech, Inc. (x)*	13,500	8,842
Frequency Therapeutics, Inc.*	5,791	22,295
G1 Therapeutics, Inc. (x)*	6,820	37,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Gain Therapeutics, Inc. (x)*	1,925	$6,025
Galectin Therapeutics, Inc. (x)*	5,343	6,038
Galera Therapeutics, Inc. (x)*	3,413	5,085
Gamida Cell Ltd. (x)*	8,250	10,643
Gelesis Holdings, Inc. (x)*	1,531	445
Generation Bio Co.*	8,294	32,595
Genprex, Inc. (x)*	8,332	12,081
Geron Corp.*	59,403	143,755
Gossamer Bio, Inc. (x)*	10,821	23,482
Graphite Bio, Inc.*	4,837	16,059
Greenwich Lifesciences, Inc. (x)*	688	10,458
Gritstone bio, Inc. (x)*	12,298	42,428
GT Biopharma, Inc. (x)*	5,278	4,719
Harpoon Therapeutics, Inc. (x)*	3,494	2,536
HCW Biologics, Inc.*	3,382	6,493
Heron Therapeutics, Inc. (x)*	17,770	44,425
HilleVax, Inc. (x)*	2,906	48,617
Homology Medicines, Inc.*	6,966	8,777
Hookipa Pharma, Inc.*	8,433	6,831
Humacyte, Inc. (x)*	9,578	20,210
Humanigen, Inc. (x)*	9,696	1,164
Icosavax, Inc. (x)*	3,386	26,885
Ideaya Biosciences, Inc.*	7,456	135,476
IGM Biosciences, Inc. (x)*	1,826	31,060
Imago Biosciences, Inc.*	4,396	158,036
ImmuCell Corp.*	1,094	6,695
Immuneering Corp., Class A (x)*	3,497	16,960
Immunic, Inc. (x)*	4,179	5,851
ImmunoGen, Inc.*	35,962	178,372
Immunome, Inc. (x)*	1,622	3,568
Immunovant, Inc.*	7,481	132,788
Impel Pharmaceuticals, Inc. (x)*	1,076	4,035
IN8bio, Inc. (x)*	1,963	4,535
Inhibrx, Inc.*	5,484	135,126
Inmune Bio, Inc. (x)*	2,040	12,934
Inovio Pharmaceuticals, Inc. (x)*	40,129	62,601
Inozyme Pharma, Inc.*	2,724	2,860
Insmed, Inc. (x)*	12,675	253,247
Intercept Pharmaceuticals, Inc.*	4,219	52,189
Invivyd, Inc.*	8,816	13,224
iTeos Therapeutics, Inc.*	4,047	79,038
IVERIC bio, Inc.*	19,395	415,247
Janux Therapeutics, Inc.*	2,935	38,654
Jasper Therapeutics, Inc. (x)*	3,527	1,677
Jounce Therapeutics, Inc.*	6,551	7,272
KalVista Pharmaceuticals, Inc.*	4,128	27,905
Karuna Therapeutics, Inc.*	4,719	927,284
Karyopharm Therapeutics, Inc. (x)*	13,208	44,907
Keros Therapeutics, Inc.*	3,242	155,681
Kezar Life Sciences, Inc.*	9,123	64,226
Kiniksa Pharmaceuticals Ltd., Class A*	5,027	75,304
Kinnate Biopharma, Inc.*	5,036	30,720
Kodiak Sciences, Inc.*	5,743	41,120
Kronos Bio, Inc.*	7,253	11,750
Krystal Biotech, Inc.*	27,015	2,140,128
Lantern Pharma, Inc.*	1,310	7,912
Larimar Therapeutics, Inc.*	4,419	18,250
Leap Therapeutics, Inc. (x)*	11,719	5,274
Lexicon Pharmaceuticals, Inc.*	14,440	27,580
Lineage Cell Therapeutics, Inc. (x)*	21,693	25,381
Longeveron, Inc. (x)*	830	2,673
Lumos Pharma, Inc. (x)*	1,011	3,650
MacroGenics, Inc.*	10,413	69,871
Magenta Therapeutics, Inc. (x)*	6,850	2,706
MAIA Biotechnology, Inc. (x)*	214	751
MannKind Corp. (x)*	42,864	225,893
MediciNova, Inc.*	8,250	16,913
MeiraGTx Holdings plc*	5,189	33,832
Merrimack Pharmaceuticals, Inc. (x)*	1,769	20,273
Mersana Therapeutics, Inc.*	15,505	90,859
MiMedx Group, Inc.*	19,411	53,963
MiNK Therapeutics, Inc. (x)*	662	1,708
Mirum Pharmaceuticals, Inc.*	3,094	60,333
Molecular Templates, Inc. (x)*	7,146	2,344
Moleculin Biotech, Inc. (x)*	5,198	5,510
Monte Rosa Therapeutics, Inc. (x)*	4,941	37,601
Neoleukin Therapeutics, Inc. (x)*	6,893	3,509
NeuBase Therapeutics, Inc.*	5,465	1,039
NexImmune, Inc. (x)*	3,426	833
NextCure, Inc.*	3,646	5,141
NightHawk Biosciences, Inc. (x)*	4,585	3,691
Nkarta, Inc. (x)*	5,607	33,586
Nurix Therapeutics, Inc.*	7,568	83,097
Nuvalent, Inc., Class A (x)*	3,389	100,924
Nuvectis Pharma, Inc. (x)*	441	3,312
Nymox Pharmaceutical Corp. (x)*	9,318	2,767
Ocugen, Inc. (x)*	36,881	47,945
Olema Pharmaceuticals, Inc.*	4,587	11,238
Omega Therapeutics, Inc. (x)*	3,610	20,613
Oncocyte Corp. (x)*	16,861	5,411
Oncternal Therapeutics, Inc. (x)*	7,592	7,592
Orgenesis, Inc. (x)*	3,780	7,371
ORIC Pharmaceuticals, Inc. (x)*	6,610	38,933
Outlook Therapeutics, Inc. (x)*	20,012	21,613
Ovid therapeutics, Inc.*	10,411	19,364
Pardes Biosciences, Inc.*	5,729	9,682
Passage Bio, Inc.*	7,658	10,568
PDS Biotechnology Corp. (x)*	4,509	59,519
PepGen, Inc. (x)*	2,495	33,358
PharmaCyte Biotech, Inc.*	644	1,880
Pieris Pharmaceuticals, Inc.*	11,323	11,776
PMV Pharmaceuticals, Inc. (x)*	6,369	55,410
Point Biopharma Global, Inc.*	14,363	104,706
Portage Biotech, Inc. (x)*	1,562	8,138
Poseida Therapeutics, Inc.*	6,738	35,711
Praxis Precision Medicines, Inc.*	6,745	16,053
Precigen, Inc.*	17,557	26,687
Precision BioSciences, Inc.*	14,287	17,002
Prelude Therapeutics, Inc. (x)*	2,017	12,183
Prometheus Biosciences, Inc.*	13,450	1,479,500
Protagonist Therapeutics, Inc.*	7,963	86,876
Protalix BioTherapeutics, Inc. (x)*	8,302	11,374
Protara Therapeutics, Inc.*	1,750	4,690
Prothena Corp. plc*	6,188	372,827
Puma Biotechnology, Inc.*	6,207	26,256
Pyxis Oncology, Inc. (x)*	5,297	7,098
Quince Therapeutics, Inc. (x)*	4,271	2,722
Rallybio Corp. (x)*	2,712	17,818
RAPT Therapeutics, Inc. (x)*	4,463	88,367
Reneo Pharmaceuticals, Inc. (x)*	1,731	4,033
Replimune Group, Inc.*	6,802	185,014
Rezolute, Inc.*	5,188	10,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Rhythm Pharmaceuticals, Inc. (x)*	8,618	$250,956
Rigel Pharmaceuticals, Inc.*	29,235	43,853
Rocket Pharmaceuticals, Inc.*	71,786	1,404,852
Rubius Therapeutics, Inc. (x)*	8,400	1,446
SAB Biotherapeutics, Inc. (x)*	4,054	2,391
Sangamo Therapeutics, Inc.*	22,020	69,143
Savara, Inc.*	12,440	19,282
Scholar Rock Holding Corp. (x)*	7,147	64,680
SELLAS Life Sciences Group, Inc. (x)*	3,549	8,376
Sensei Biotherapeutics, Inc. (x)*	2,275	3,390
Sera Prognostics, Inc., Class A (x)*	4,063	4,997
Seres Therapeutics, Inc.*	11,128	62,317
Shattuck Labs, Inc. (x)*	5,985	13,766
Sigilon Therapeutics, Inc.*	2,867	1,003
Sorrento Therapeutics, Inc. (x)*	77,148	68,353
Spero Therapeutics, Inc. (x)*	5,210	9,013
Spruce Biosciences, Inc. (x)*	1,810	1,991
SQZ Biotechnologies Co.*	4,429	3,277
Stoke Therapeutics, Inc.*	3,863	35,655
Summit Therapeutics, Inc. (x)*	8,778	37,307
Surface Oncology, Inc.*	8,059	6,608
Surrozen, Inc. (x)*	4,065	2,365
Sutro Biopharma, Inc.*	9,114	73,641
Synaptogenix, Inc. (x)*	1,201	1,393
Syndax Pharmaceuticals, Inc.*	46,241	1,176,833
Synlogic, Inc. (x)*	11,493	8,735
Syros Pharmaceuticals, Inc. (x)*	1,123	4,032
Talaris Therapeutics, Inc. (x)*	4,171	4,254
Tango Therapeutics, Inc. (x)*	8,029	58,210
Taysha Gene Therapies, Inc.*	4,506	10,184
TCR2 Therapeutics, Inc. (x)*	5,751	5,744
Tenaya Therapeutics, Inc. (x)*	4,898	9,845
Tracon Pharmaceuticals, Inc.*	2,599	3,873
TransCode Therapeutics, Inc.*	1,385	932
TScan Therapeutics, Inc.*	2,564	4,179
Tyra Biosciences, Inc.*	2,285	17,366
uniQure NV*	24,046	545,123
UNITY Biotechnology, Inc.*	749	2,052
UroGen Pharma Ltd. (x)*	3,343	29,652
Vaccinex, Inc.*	3,532	2,328
Vanda Pharmaceuticals, Inc.*	8,901	65,778
Vaxart, Inc. (x)*	21,041	20,218
VBI Vaccines, Inc. (x)*	32,293	12,630
Vera Therapeutics, Inc. (x)*	2,424	46,904
Verastem, Inc. (x)*	30,115	12,121
Verve Therapeutics, Inc. (x)*	7,824	151,394
Vigil Neuroscience, Inc. (x)*	1,212	15,150
Viking Therapeutics, Inc.*	10,962	103,043
Vincerx Pharma, Inc.*	3,193	3,257
Viracta Therapeutics, Inc. (x)*	4,830	7,052
Viridian Therapeutics, Inc. (x)*	6,368	186,009
Virios Therapeutics, Inc. (x)*	1,339	316
VistaGen Therapeutics, Inc. (x)*	33,603	3,461
Vor BioPharma, Inc. (x)*	3,416	22,716
Voyager Therapeutics, Inc.*	4,645	28,335
Werewolf Therapeutics, Inc. (x)*	1,096	2,247
X4 Pharmaceuticals, Inc.*	4,959	4,924
XBiotech, Inc. (x)*	2,686	9,428
Xenon Pharmaceuticals, Inc.*	43,322	1,708,186
Xilio Therapeutics, Inc. (x)*	3,655	9,832
XOMA Corp. (x)*	1,172	21,565
Y-mAbs Therapeutics, Inc.*	6,261	30,554

		26,411,304

Health Care Equipment & Supplies (7.6%)
Accelerate Diagnostics, Inc. (x)*	6,320	4,462
Accuray, Inc.*	15,254	31,881
Alphatec Holdings, Inc.*	11,996	148,151
AngioDynamics, Inc.*	6,043	83,212
Apollo Endosurgery, Inc.*	6,186	61,674
Apyx Medical Corp.*	5,222	12,219
Artivion, Inc.*	6,281	76,126
Axogen, Inc.*	6,449	64,361
Axonics, Inc. (x)*	17,981	1,124,352
Beyond Air, Inc. (x)*	4,564	29,620
Biomerica, Inc. (x)*	1,901	6,368
Bioventus, Inc., Class A (x)*	5,583	14,572
Butterfly Network, Inc. (x)*	22,813	56,120
Cardiovascular Systems, Inc.*	6,869	93,556
ClearPoint Neuro, Inc. (x)*	3,929	33,279
Co-Diagnostics, Inc. (x)*	5,742	14,470
Cutera, Inc. (x)*	12,256	541,960
CVRx, Inc.*	1,622	29,764
CytoSorbents Corp. (x)*	7,151	11,084
DarioHealth Corp. (x)*	3,539	15,147
Delcath Systems, Inc. (x)*	1,107	3,985
Eargo, Inc.*	54,899	31,567
Electromed, Inc.*	1,258	13,196
enVVeno Medical Corp.*	1,466	7,477
FONAR Corp.*	1,030	17,252
Hyperfine, Inc. (x)*	7,801	6,553
Inogen, Inc.*	3,734	73,597
Invacare Corp. (x)*	6,597	2,771
iRadimed Corp.	1,232	34,853
IRIDEX Corp.*	2,651	5,329
Kewaunee Scientific Corp.*	471	7,324
KORU Medical Systems, Inc. (x)*	5,306	18,942
Lantheus Holdings, Inc.*	7,360	375,066
LeMaitre Vascular, Inc.	3,253	149,703
LENSAR, Inc.*	1,664	4,925
Lucid Diagnostics, Inc. (x)*	1,145	1,557
Lucira Health, Inc.*	3,087	343
Meridian Bioscience, Inc.*	7,242	240,507
Microbot Medical, Inc.*	1,126	3,389
Milestone Scientific, Inc. (x)*	9,564	4,591
Minerva Surgical, Inc. (x)*	1,366	305
Modular Medical, Inc.*	986	2,110
Nano-X Imaging Ltd. (x)*	7,848	57,918
Nemaura Medical, Inc. (x)*	2,324	3,951
Neuronetics, Inc.*	4,514	31,011
NeuroPace, Inc.*	1,447	2,156
OraSure Technologies, Inc.*	12,348	59,517
Orthofix Medical, Inc.*	3,327	68,303
OrthoPediatrics Corp.*	2,564	101,868
Owlet, Inc. (x)*	2,936	1,642
PAVmed, Inc. (x)*	12,897	6,191
PROCEPT BioRobotics Corp. (x)*	18,530	769,736
Pro-Dex, Inc.*	392	6,135
Pulmonx Corp.*	5,844	49,265
Pulse Biosciences, Inc. (x)*	2,632	7,291
Retractable Technologies, Inc. (x)*	2,885	4,732
ReWalk Robotics Ltd. (x)*	10,215	7,764
RxSight, Inc.*	3,565	45,169
Sanara Medtech, Inc. (x)*	583	26,527
SeaSpine Holdings Corp.*	6,225	51,979
Semler Scientific, Inc.*	815	26,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Senseonics Holdings, Inc. (x)*	78,914	$81,281
Sensus Healthcare, Inc. (x)*	2,400	17,808
SI-BONE, Inc.*	5,826	79,234
Sientra, Inc. (x)*	11,249	2,282
Sight Sciences, Inc.*	45,767	558,815
Silk Road Medical, Inc.*	30,772	1,626,300
Sonendo, Inc. (x)*	3,410	9,650
Stereotaxis, Inc.*	9,785	20,255
Strata Skin Sciences, Inc. (x)*	4,539	3,586
Surmodics, Inc.*	2,328	79,431
Tactile Systems Technology, Inc.*	3,358	38,550
Tela Bio, Inc. (x)*	763	8,775
Tenon Medical, Inc. (x)*	343	542
TransMedics Group, Inc.*	40,702	2,512,127
Treace Medical Concepts, Inc.*	59,336	1,364,135
UFP Technologies, Inc.*	1,136	133,923
Utah Medical Products, Inc.	597	60,016
Vapotherm, Inc. (x)*	4,110	11,097
Venus Concept, Inc.*	4,469	1,430
Vicarious Surgical, Inc. (x)*	9,563	19,317
ViewRay, Inc.*	24,407	109,343
Vivani Medical, Inc.*	1,212	1,030
VolitionRX Ltd. (x)*	6,713	16,313
Zimvie, Inc.*	3,577	33,409
Zynex, Inc. (x)	3,421	47,586

		11,622,005

Health Care Providers & Services (0.7%)
Accolade, Inc.*	11,201	87,256
AirSculpt Technologies, Inc. (x)	2,207	8,166
Akumin, Inc.*	9,364	6,731
ATI Physical Therapy, Inc. (x)*	13,337	4,068
Aveanna Healthcare Holdings, Inc.*	7,938	6,192
Biodesix, Inc.*	2,584	5,943
CareMax, Inc.*	8,824	32,208
Castle Biosciences, Inc.*	3,991	93,948
Cross Country Healthcare, Inc.*	6,035	160,350
Cryo-Cell International, Inc.	895	3,786
DocGo, Inc. (x)*	13,849	97,912
Enzo Biochem, Inc. (x)*	7,164	10,244
Five Star Senior Living, Inc. (x)*	3,688	2,028
Great Elm Group, Inc.*	2,778	5,612
Hims & Hers Health, Inc.*	20,245	129,770
InfuSystem Holdings, Inc.*	3,100	26,908
Joint Corp. (The)*	2,416	33,776
Novo Integrated Sciences, Inc.*	2,292	461
Oncology Institute, Inc. (The) (x)*	5,727	9,450
Pennant Group, Inc. (The)*	3,984	43,744
PetIQ, Inc.*	4,748	43,777
Psychemedics Corp. (x)	874	4,318
Quipt Home Medical Corp.*	5,605	26,399
RadNet, Inc.*	8,347	157,174
Sema4 Holdings Corp.*	28,185	7,435
Sonida Senior Living, Inc. (x)*	618	7,725
Talkspace, Inc. (x)*	21,153	12,910
Viemed Healthcare, Inc.*	6,090	46,040
Vivos Therapeutics, Inc. (x)*	3,409	1,370

		1,075,701

Health Care Technology (0.6%)
Augmedix, Inc. (x)*	2,959	4,616
Babylon Holdings Ltd., Class A (x)*	776	5,235
Better Therapeutics, Inc.*	1,113	1,246
Biotricity, Inc.*	4,810	2,167
CareCloud, Inc.*	1,707	4,797
Computer Programs and Systems, Inc.*	2,252	61,299
Forian, Inc. (x)*	3,016	8,234
HealthStream, Inc.*	3,950	98,118
iCAD, Inc.*	3,901	7,139
OptimizeRx Corp.*	2,769	46,519
Pear Therapeutics, Inc. (x)*	11,720	13,829
Phreesia, Inc.*	11,716	379,130
Sharecare, Inc. (x)*	47,731	76,370
Simulations Plus, Inc.	2,561	93,656
Streamline Health Solutions, Inc.*	6,316	9,979
Tabula Rasa HealthCare, Inc. (x)*	4,305	21,310

		833,644

Life Sciences Tools & Services (2.4%)
Akoya Biosciences, Inc. (x)*	36,604	350,300
Alpha Teknova, Inc.*	1,137	6,413
Berkeley Lights, Inc.*	9,712	26,028
BioLife Solutions, Inc.*	5,549	100,992
Bionano Genomics, Inc. (x)*	50,249	73,364
Champions Oncology, Inc.*	1,254	5,656
ChromaDex Corp. (x)*	8,957	15,048
Codex DNA, Inc.*	1,827	2,284
Codexis, Inc.*	10,578	49,293
Cytek Biosciences, Inc.*	56,677	578,672
Harvard Bioscience, Inc.*	6,428	17,806
Inotiv, Inc. (x)*	3,010	14,869
IsoPlexis Corp.*	2,443	3,787
MaxCyte, Inc. (x)*	13,927	76,041
Miromatrix Medical, Inc. (x)*	2,709	8,100
Nautilus Biotechnology, Inc. (x)*	8,498	15,296
Olink Holding AB (ADR)*	36,139	917,208
Pacific Biosciences of California, Inc.*	152,171	1,244,759
Personalis, Inc.*	6,511	12,892
Quantum-Si, Inc. (x)*	15,894	29,086
Rapid Micro Biosystems, Inc., Class A*	3,534	3,993
Science 37 Holdings, Inc.*	11,099	4,608
Seer, Inc.*	8,898	51,608
Singular Genomics Systems, Inc. (x)*	9,439	18,972
Standard BioTools, Inc. (x)*	12,835	15,017

		3,642,092

Pharmaceuticals (5.2%)
Acer Therapeutics, Inc. (x)*	1,932	4,849
Aclaris Therapeutics, Inc.*	10,801	170,116
Adial Pharmaceuticals, Inc. (x)*	2,336	498
Alimera Sciences, Inc.*	845	2,290
Amylyx Pharmaceuticals, Inc. (x)*	8,506	314,297
AN2 Therapeutics, Inc. (x)*	1,780	16,963
Anebulo Pharmaceuticals, Inc.*	602	1,445
Angion Biomedica Corp. (x)*	4,203	3,411
ANI Pharmaceuticals, Inc.*	2,165	87,098
Aquestive Therapeutics, Inc. (x)*	4,989	4,501
Assertio Holdings, Inc. (x)*	7,787	33,484
Atea Pharmaceuticals, Inc.*	13,038	62,713
Athira Pharma, Inc.*	5,863	18,586
Biofrontera, Inc. (x)*	1,441	1,321
Cara Therapeutics, Inc.*	7,696	82,655
CinCor Pharma, Inc.*	4,146	50,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Citius Pharmaceuticals, Inc. (x)*	21,071	$16,646
Clearside Biomedical, Inc.*	9,197	10,301
Clever Leaves Holdings, Inc.*	4,144	1,280
Cognition Therapeutics, Inc.*	2,666	5,599
Collegium Pharmaceutical, Inc.*	5,630	130,616
CorMedix, Inc. (x)*	6,690	28,232
Cumberland Pharmaceuticals, Inc.*	1,260	2,835
Cymabay Therapeutics, Inc.*	13,805	86,557
Dare Bioscience, Inc. (x)*	14,808	12,291
DICE Therapeutics, Inc. (x)*	5,964	186,077
Edgewise Therapeutics, Inc.*	6,315	56,456
Esperion Therapeutics, Inc.*	67,816	422,494
Eton Pharmaceuticals, Inc. (x)*	3,691	10,335
Evolus, Inc. (x)*	6,119	45,954
Eyenovia, Inc. (x)*	4,169	6,795
EyePoint Pharmaceuticals, Inc. (x)*	4,489	15,712
Fulcrum Therapeutics, Inc.*	7,236	52,678
Harrow Health, Inc. (x)*	3,628	53,549
Hepion Pharmaceuticals, Inc.*	11,560	3,469
Ikena Oncology, Inc. (x)*	4,132	10,991
IMARA, Inc. (x)*	2,426	9,922
Intra-Cellular Therapies, Inc.*	19,576	1,035,962
Journey Medical Corp. (x)*	682	1,309
KemPharm, Inc. (x)*	5,899	27,076
Landos Biopharma, Inc. (x)*	1,001	501
Lipocine, Inc.*	13,124	5,040
Liquidia Corp. (x)*	8,175	52,075
Longboard Pharmaceuticals, Inc.*	1,394	4,405
Lyra Therapeutics, Inc.*	2,924	9,181
Marinus Pharmaceuticals, Inc. (x)*	7,849	31,239
MediWound Ltd.*	470	6,335
MyMD Pharmaceuticals, Inc. (x)*	6,144	7,066
Novan, Inc. (x)*	3,652	5,332
NRX Pharmaceuticals, Inc. (x)*	6,649	7,380
Nutriband, Inc.*	937	3,392
Ocular Therapeutix, Inc.*	13,257	37,252
Ocuphire Pharma, Inc. (x)*	3,085	10,890
Omeros Corp. (x)*	10,425	23,560
Opiant Pharmaceuticals, Inc.*	850	17,238
Optinose, Inc.*	9,436	17,457
Oramed Pharmaceuticals, Inc. (x)*	6,489	78,063
Paratek Pharmaceuticals, Inc. (x)*	9,084	16,987
Phathom Pharmaceuticals, Inc. (x)*	4,000	44,880
Phibro Animal Health Corp., Class A	3,510	47,069
Pliant Therapeutics, Inc.*	63,837	1,233,969
PLx Pharma, Inc. (x)*	5,200	853
Processa Pharmaceuticals, Inc. (x)*	2,103	2,313
ProPhase Labs, Inc. (x)	2,227	21,446
Provention Bio, Inc. (x)*	10,662	112,697
Rain Oncology, Inc. (x)*	1,339	10,712
Relmada Therapeutics, Inc. (x)*	4,709	16,434
RVL Pharmaceuticals plc (x)*	7,265	8,137
Satsuma Pharmaceuticals, Inc.*	3,350	3,015
scPharmaceuticals, Inc. (x)*	2,879	20,642
SCYNEXIS, Inc. (x)*	5,668	8,842
SIGA Technologies, Inc. (x)	8,106	59,660
Societal CDMO, Inc. (x)*	8,739	13,021
Tarsus Pharmaceuticals, Inc. (x)*	3,153	46,223
Terns Pharmaceuticals, Inc. (x)*	3,400	34,612
TFF Pharmaceuticals, Inc.*	3,136	3,293
Theravance Biopharma, Inc.*	11,098	124,520
Theseus Pharmaceuticals, Inc.*	2,966	14,771
Third Harmonic Bio, Inc. (x)*	2,095	9,008
Trevi Therapeutics, Inc.*	5,953	11,489
Tricida, Inc. (x)*	5,712	873
Ventyx Biosciences, Inc.*	77,358	2,536,569
Verrica Pharmaceuticals, Inc. (x)*	3,100	8,525
WaVe Life Sciences Ltd. (x)*	10,635	74,445
Xeris Biopharma Holdings, Inc. (x)*	22,764	30,276
Zynerba Pharmaceuticals, Inc. (x)*	7,701	4,082

		7,924,086

Total Health Care		51,508,832

Industrials (10.9%)
Aerospace & Defense (1.5%)
AAR Corp.*	13,321	598,113
AeroVironment, Inc.*	13,246	1,134,652
AerSale Corp.*	3,468	56,251
Archer Aviation, Inc., Class A (x)*	24,599	46,000
Astra Space, Inc. (x)*	25,653	11,128
Astronics Corp.*	4,372	45,032
Byrna Technologies, Inc. (x)*	2,419	18,965
Cadre Holdings, Inc. (x)	3,272	65,898
Ducommun, Inc.*	1,807	90,278
Innovative Solutions and Support, Inc.*	2,273	18,684
Momentus, Inc. (x)*	9,718	7,579
National Presto Industries, Inc.	866	59,286
Park Aerospace Corp.	3,401	45,607
Redwire Corp. (x)*	3,450	6,831
Terran Orbital Corp. (x)*	7,791	12,310
V2X, Inc.*	1,943	80,227
VirTra, Inc. (x)*	1,659	7,764

		2,304,605

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	4,491
Radiant Logistics, Inc.*	6,456	32,861

		37,352

Airlines (0.1%)
Blade Air Mobility, Inc. (x)*	9,685	34,672
Mesa Air Group, Inc.*	6,265	9,586
Wheels Up Experience, Inc.*	27,445	28,268

		72,526

Building Products (0.2%)
Aeroclean Technologies, Inc. (x)*	452	1,415
Alpha Pro Tech Ltd. (x)*	1,993	8,012
Caesarstone Ltd.	3,866	22,075
Insteel Industries, Inc.	3,041	83,688
Quanex Building Products Corp.	5,501	130,264
View, Inc. (x)*	19,388	18,707

		264,161

Commercial Services & Supplies (2.5%)
ACCO Brands Corp.	15,003	83,867
Acme United Corp.	401	8,782
Aqua Metals, Inc. (x)*	12,830	16,037
ARC Document Solutions, Inc.	5,891	17,261
Aris Water Solution, Inc., Class A	3,780	54,470
CECO Environmental Corp.*	5,058	59,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Charah Solutions, Inc. (x)*	285	$1,538
CompX International, Inc.	287	5,304
Ennis, Inc.	4,172	92,451
Fuel Tech, Inc. (x)*	4,305	5,467
GEO Group, Inc. (The) (x)*	19,880	217,686
Harsco Corp.*	12,755	80,229
Heritage-Crystal Clean, Inc.*	51,536	1,673,889
Interface, Inc.	9,533	94,091
Kimball International, Inc., Class B	5,535	35,977
Montrose Environmental Group, Inc.*	22,658	1,005,789
NL Industries, Inc.	1,496	10,188
Odyssey Marine Exploration, Inc.*	2,518	9,770
Performant Financial Corp.*	11,647	42,046
Perma-Fix Environmental Services, Inc.*	2,386	8,422
Quad/Graphics, Inc.*	4,620	18,850
Quest Resource Holding Corp. (x)*	2,764	16,888
Shapeways Holdings, Inc. (x)*	2,019	1,098
SP Plus Corp.*	3,397	117,944
Team, Inc.*	561	2,945
Viad Corp.*	3,361	81,975
Virco Mfg. Corp.*	1,502	6,789
VSE Corp.	1,727	80,962

		3,849,792

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	17,214	983,608
Argan, Inc.	2,178	80,325
Bowman Consulting Group Ltd.*	1,520	33,212
Concrete Pumping Holdings, Inc.*	4,490	26,266
Great Lakes Dredge & Dock Corp.*	11,241	66,884
IES Holdings, Inc.*	1,502	53,426
INNOVATE Corp. (x)*	7,480	13,988
iSun, Inc. (x)*	1,875	2,494
Limbach Holdings, Inc.*	1,596	16,614
Matrix Service Co.*	4,511	28,058
Northwest Pipe Co.*	1,691	56,987
NV5 Global, Inc.*	9,584	1,268,155
Orbital Infrastructure Group, Inc. (x)*	14,904	2,936
Orion Group Holdings, Inc.*	5,210	12,400
QualTek Services, Inc.*	1,799	788
Sterling Infrastructure, Inc.*	4,893	160,490
Tutor Perini Corp.*	7,256	54,783
Williams Industrial Services Group, Inc.*	3,358	3,425

		2,864,839

Electrical Equipment (0.5%)
Advent Technologies Holdings, Inc. (x)*	6,472	11,714
Allied Motion Technologies, Inc.	2,298	79,993
American Superconductor Corp.*	4,480	16,486
Babcock & Wilcox Enterprises, Inc.*	9,564	55,184
Beam Global (x)*	1,544	26,974
Blink Charging Co. (x)*	5,809	63,725
Broadwind, Inc.*	3,112	5,571
Capstone Green Energy Corp.*	2,652	3,845
Energous Corp.(x)*	13,955	11,666
Eos Energy Enterprises, Inc. (x)*	7,401	10,954
Espey Mfg. & Electronics Corp.*	81	1,150
ESS Tech, Inc. (x)*	13,924	33,835
Flux Power Holdings, Inc. (x)*	1,862	7,392
FTC Solar, Inc. (x)*	7,073	18,956
Heliogen, Inc. (x)*	15,015	10,484
Ideal Power, Inc.*	1,033	10,970
KULR Technology Group, Inc. (x)*	11,651	13,981
LSI Industries, Inc.	4,129	50,539
Nuvve Holding Corp. (x)*	468	314
Ocean Power Technologies, Inc. (x)*	9,808	4,415
Orion Energy Systems, Inc.*	5,137	9,349
Pioneer Power Solutions, Inc.*	706	1,892
Polar Power, Inc. (x)*	1,469	1,895
Powell Industries, Inc.	1,454	51,152
Preformed Line Products Co.	434	36,148
Sunworks, Inc. (x)*	5,697	9,001
Thermon Group Holdings, Inc.*	5,469	109,818
TPI Composites, Inc. (x)*	5,790	58,711
Ultralife Corp.*	1,687	6,512
Westwater Resources, Inc. (x)*	7,441	5,878

		728,504

Machinery (1.1%)
Agrify Corp. (x)*	373	124
Berkshire Grey, Inc. (x)*	8,702	5,255
Blue Bird Corp.*	3,033	32,483
CIRCOR International, Inc.*	3,015	72,239
Columbus McKinnon Corp.	4,662	151,375
Commercial Vehicle Group, Inc.*	5,592	38,082
Douglas Dynamics, Inc.	3,748	135,528
Eastern Co. (The) (x)	832	16,041
Energy Recovery, Inc.*	9,241	189,348
Fathom Digital Manufacturing C*	1,800	2,376
FreightCar America, Inc. (x)*	2,584	8,269
Gencor Industries, Inc.*	1,849	18,675
Graham Corp.*	1,746	16,797
Hurco Cos., Inc.	1,028	26,862
Hydrofarm Holdings Group, Inc.*	7,532	11,675
Hyliion Holdings Corp. (x)*	22,742	53,216
Hyster-Yale Materials Handling, Inc.	1,872	47,380
Hyzon Motors, Inc. (x)*	15,118	23,433
L B Foster Co., Class A*	1,663	16,098
Lightning eMotors, Inc. (x)*	6,979	2,558
LS Starrett Co. (The), Class A*	1,016	7,478
Luxfer Holdings plc	4,647	63,757
Manitex International, Inc.*	2,291	9,164
Manitowoc Co., Inc. (The)*	5,919	54,218
Markforged Holding Corp. (x)*	18,912	21,938
Mayville Engineering Co., Inc.*	1,723	21,813
Miller Industries, Inc.	1,920	51,187
NN, Inc. (x)*	7,211	10,817
Park-Ohio Holdings Corp.	1,471	17,990
Perma-Pipe International Holdings, Inc.*	1,363	12,880
REV Group, Inc.	5,425	68,463
Sarcos Technology and Robotics Corp. (x)*	18,780	10,541
Shyft Group, Inc. (The)	5,747	142,870
Titan International, Inc.*	8,472	129,791
Twin Disc, Inc. (x)*	1,797	17,467
Urban-Gro, Inc. (x)*	1,510	4,107
Velo3D, Inc. (x)*	9,690	17,345
Wabash National Corp.	8,015	181,139
Xos, Inc. (x)*	9,756	4,321

		1,715,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Marine (0.2%)
Eagle Bulk Shipping, Inc. (x)	2,210	$110,367
Eneti, Inc.	3,554	35,718
Genco Shipping & Trading Ltd.	5,992	92,037
Navios Maritime Holdings, Inc.*	3,202	5,604
Pangaea Logistics Solutions Ltd. (x)	6,194	31,899
Safe Bulkers, Inc.	10,845	31,559

		307,184

Professional Services (2.0%)
Atlas Technical Consultants, Inc.*	3,210	16,532
Barrett Business Services, Inc.	1,154	107,645
BGSF, Inc.	1,644	25,186
BlackSky Technology, Inc. (x)*	14,339	22,082
CRA International, Inc.	1,156	141,529
DLH Holdings Corp.*	892	10,584
Forrester Research, Inc.*	1,852	66,228
Franklin Covey Co.*	1,986	92,885
Heidrick & Struggles International, Inc.	3,199	89,476
HireQuest, Inc.	925	14,624
Hudson Global, Inc.*	452	10,229
ICF International, Inc.	14,305	1,416,910
Kelly Services, Inc., Class A	5,519	93,271
Mastech Digital, Inc.*	701	7,718
Mistras Group, Inc.*	3,506	17,285
RCM Technologies, Inc. (x)*	1,291	15,931
Red Violet, Inc.*	1,643	37,822
Resources Connection, Inc.	41,500	762,770
Skillsoft Corp. (x)*	14,080	18,304
Spire Global, Inc.*	21,676	20,809
Where Food Comes From, Inc.*	454	6,342
Willdan Group, Inc. (x)*	2,017	36,003

		3,030,165

Road & Rail (0.1%)
Bird Global, Inc., Class A (x)*	30,562	5,507
Covenant Logistics Group, Inc.	1,552	53,653
Daseke, Inc.*	7,048	40,103
PAM Transportation Services, Inc.*	1,145	29,656
Universal Logistics Holdings, Inc.	1,231	41,165
US Xpress Enterprises, Inc., Class A*	4,703	8,512
Yellow Corp. (x)*	8,802	22,093

		200,689

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.	3,534	46,614
BlueLinx Holdings, Inc.*	1,474	104,816
Distribution Solutions Group, Inc.*	859	31,663
DXP Enterprises, Inc.*	2,606	71,795
EVI Industries, Inc.*	767	18,308
Hudson Technologies, Inc.*	7,432	75,212
Karat Packaging, Inc.	909	13,062
Mega Matrix Corp. (x)*	2,703	4,757
Titan Machinery, Inc.*	19,091	758,485
Transcat, Inc.*	1,226	86,887
Willis Lease Finance Corp.*	465	27,440

		1,239,039

Total Industrials		16,613,956

Information Technology (19.0%)
Communications Equipment (2.6%)
Airspan Networks Holdings, Inc. (x)*	3,742	4,902
Applied Optoelectronics, Inc. (x)*	4,680	8,845
Aviat Networks, Inc.*	1,896	59,136
BK Technologies Corp. (x)	2,068	6,866
CalAmp Corp.*	6,154	27,570
Calix, Inc.*	33,878	2,318,272
Cambium Networks Corp.*	1,997	43,275
Casa Systems, Inc. (x)*	6,101	16,656
Clearfield, Inc.*	6,965	655,685
Comtech Telecommunications Corp.	4,503	54,667
Digi International, Inc.*	5,768	210,820
DZS, Inc.*	3,034	38,471
EMCORE Corp. (x)*	5,756	5,540
Franklin Wireless Corp.*	642	2,863
Genasys, Inc.*	6,127	22,670
Harmonic, Inc.*	15,480	202,788
Inseego Corp. (x)*	14,732	12,412
KVH Industries, Inc.*	3,264	33,358
Lantronix, Inc.*	4,555	19,678
NETGEAR, Inc.*	4,666	84,501
Network-1 Technologies, Inc.	2,781	6,118
Ondas Holdings, Inc. (x)*	6,220	9,890
PCTEL, Inc.*	3,247	13,962
Ribbon Communications, Inc.*	12,532	34,964
TESSCO Technologies, Inc.*	1,254	6,044

		3,899,953

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc. (x)*	3,782	28,819
Aeva Technologies, Inc.*	16,798	22,845
AEye, Inc. (x)*	16,116	7,745
Airgain, Inc.*	1,576	10,260
Akoustis Technologies, Inc. (x)*	8,887	25,061
Arlo Technologies, Inc.*	14,924	52,383
Bel Fuse, Inc., Class B	1,757	57,840
Cepton, Inc.*	8,480	10,770
ClearSign Technologies Corp.*	4,760	2,551
Climb Global Solutions, Inc.	725	22,859
Coda Octopus Group, Inc. (x)*	1,107	7,594
CPS Technologies Corp.*	2,100	5,649
CTS Corp.	5,332	210,187
Daktronics, Inc. (x)*	6,195	17,470
Digital Ally, Inc. (x)*	9,966	2,319
Evolv Technologies Holdings, Inc. (x)*	14,527	37,625
FARO Technologies, Inc.*	3,150	92,642
Focus Universal, Inc. (x)*	3,029	19,416
Frequency Electronics, Inc.*	1,200	8,460
Identiv, Inc.*	3,837	27,780
Interlink Electronics, Inc.*	127	953
Iteris, Inc.*	7,139	22,202
Key Tronic Corp.*	1,871	8,101
Kimball Electronics, Inc.*	3,914	88,417
LGL Group, Inc. (The)*	541	2,191
LightPath Technologies, Inc., Class A*	4,964	6,056
Luna Innovations, Inc.*	5,274	46,359
MicroVision, Inc. (x)*	28,622	67,262
M-Tron Industries, Inc.*	273	2,389
Napco Security Technologies, Inc.*	58,778	1,615,219
nLight, Inc.*	7,207	73,079
Nortech Systems, Inc.*	144	1,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
OSI Systems, Inc.*	6,673	$530,637
Ouster, Inc. (x)*	24,344	21,009
Powerfleet, Inc.*	5,935	15,965
Red Cat Holdings, Inc. (x)*	6,006	5,646
Research Frontiers, Inc. (x)*	5,129	9,848
RF Industries Ltd.*	1,379	7,033
Richardson Electronics Ltd.	1,566	33,403
ScanSource, Inc.*	4,344	126,932
SigmaTron International, Inc.*	729	2,799
SmartRent, Inc. (x)*	20,976	50,972
Sono-Tek Corp. (x)*	1,315	8,442
Velodyne Lidar, Inc. (x)*	33,385	24,662
Vishay Precision Group, Inc.*	2,143	82,827
Wireless Telecom Group, Inc.*	2,744	4,912
Wrap Technologies, Inc. (x)*	4,357	7,363

		3,536,753

IT Services (3.3%)
AgileThought, Inc.*	4,860	20,412
AvidXchange Holdings, Inc.*	154,286	1,533,603
BM Technologies, Inc. (x)*	1,520	7,919
Brightcove, Inc.*	7,111	37,191
Cantaloupe, Inc.*	10,139	44,105
Cass Information Systems, Inc.	2,211	101,308
Cerberus Cyber Sentinel Corp. (x)*	7,895	20,132
Computer Task Group, Inc.*	2,522	19,066
Crexendo, Inc.	1,473	2,799
CSP, Inc.	844	7,959
DecisionPoint Systems, Inc. (x)*	944	7,646
Edgio, Inc.*	23,473	26,525
Flywire Corp.*	38,400	939,648
Glimpse Group, Inc. (The) (x)*	1,457	4,415
Grid Dynamics Holdings, Inc.*	9,020	101,204
Hackett Group, Inc. (The)	4,656	94,843
I3 Verticals, Inc., Class A*	3,619	88,086
IBEX Holdings Ltd.*	1,498	37,225
Information Services Group, Inc.	6,077	27,954
Innodata, Inc.*	4,157	12,326
International Money Express, Inc.*	5,259	128,162
MoneyGram International, Inc.*	15,690	170,864
OMNIQ Corp.*	916	4,168
Paya Holdings, Inc.*	14,474	113,910
Paysign, Inc. (x)*	5,608	14,469
PFSweb, Inc.	2,891	17,780
Priority Technology Holdings, Inc. (x)*	3,054	16,064
Remitly Global, Inc.*	110,534	1,265,614
Research Solutions, Inc.*	3,248	6,269
Ryvyl, Inc.*	3,634	1,667
StarTek, Inc. (x)*	2,918	10,943
Steel Connect, Inc.*	7,082	10,127
Tucows, Inc., Class A (x)*	1,703	57,766
Unisys Corp.*	10,368	52,980
Usio, Inc.*	3,189	5,102
WaveDancer, Inc. (x)*	2,977	1,429
WidePoint Corp.*	1,810	3,294

		5,014,974

Semiconductors & Semiconductor Equipment (5.0%)
ACM Research, Inc., Class A*	7,563	58,311
Aehr Test Systems (x)*	4,303	86,490
Alpha & Omega Semiconductor Ltd.*	3,629	103,681
Amtech Systems, Inc.*	1,949	14,812
Atomera, Inc. (x)*	3,502	21,782
AXT, Inc.*	6,986	30,599
CEVA, Inc.*	18,790	480,648
CVD Equipment Corp.*	975	5,372
Everspin Technologies, Inc.*	3,254	18,092
GSI Technology, Inc.*	3,164	5,474
Ichor Holdings Ltd.*	4,666	125,142
Impinj, Inc.*	24,653	2,691,615
indie Semiconductor, Inc., Class A (x)*	199,417	1,162,601
inTEST Corp.*	1,800	18,540
Kopin Corp.*	15,515	19,239
NVE Corp.	817	52,901
PDF Solutions, Inc.*	5,123	146,108
Peraso, Inc. (x)*	2,660	1,942
Photronics, Inc.*	10,053	169,192
Pixelworks, Inc.*	9,072	16,057
QuickLogic Corp. (x)*	2,017	10,367
Rambus, Inc.*	62,350	2,233,377
Rigetti Computing, Inc. (x)*	12,498	9,114
Rockley Photonics Holdings Ltd. (x)*	18,173	2,546
SkyWater Technology, Inc. (x)*	1,893	13,459
SMART Global Holdings, Inc.*	8,081	120,245
Transphorm, Inc. (x)*	3,947	21,472

		7,639,178

Software (5.2%)
A10 Networks, Inc.	10,805	179,687
Agilysys, Inc.*	37,313	2,952,951
American Software, Inc., Class A	5,263	77,261
Applied Digital Corp. (x)*	10,782	19,839
Arteris, Inc.*	60,555	260,386
Asure Software, Inc.*	3,256	30,411
AudioEye, Inc.*	1,261	4,792
authID, Inc. (x)*	3,853	2,262
Avaya Holdings Corp. (x)*	14,883	2,917
AvePoint, Inc. (x)*	22,226	91,349
Aware, Inc.*	2,558	4,374
Benefitfocus, Inc.*	4,473	46,788
Bit Digital, Inc. (x)*	14,091	8,455
Blend Labs, Inc., Class A*	31,985	46,058
BTCS, Inc.*	650	410
Cipher Mining, Inc. (x)*	6,966	3,901
Cleanspark, Inc. (x)*	7,843	16,000
CoreCard Corp.*	1,217	35,256
Couchbase, Inc. (x)*	4,574	60,651
CYNGN, Inc. (x)*	728	493
DatChat, Inc. (x)*	2,957	730
Digimarc Corp. (x)*	2,094	38,718
eGain Corp.*	3,632	32,797
Greenidge Generation Holdings, Inc. (x)*	1,704	493
GSE Systems, Inc.*	3,847	2,616
Intellicheck, Inc. (x)*	3,165	6,330
Intrusion, Inc. (x)*	3,227	10,197
IronNet, Inc. (x)*	11,556	2,658
Issuer Direct Corp.*	457	11,443
JFrog Ltd.*	47,293	1,008,760
Kaleyra, Inc. (x)*	5,256	3,969
Kaltura, Inc. (x)*	11,711	20,143
Latch, Inc. (x)*	18,541	13,162
LiveVox Holdings, Inc. (x)*	3,965	11,776
Marin Software, Inc. (x)*	2,858	2,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mind CTI Ltd.	3,324	$6,980
Mitek Systems, Inc.*	7,287	70,611
NetSol Technologies, Inc.*	2,048	5,837
NextNav, Inc. (x)*	11,530	33,783
ON24, Inc.*	7,134	61,566
OneSpan, Inc.*	6,380	71,392
Park City Group, Inc.	1,958	9,692
Phunware, Inc. (x)*	16,656	12,880
PowerSchool Holdings, Inc., Class A*	71,806	1,657,282
Quantum Computing, Inc. (x)*	4,410	6,659
Rekor Systems, Inc. (x)*	7,647	9,176
Rimini Street, Inc.*	8,390	31,966
SAITECH Global Corp. (x)*	326	655
SeaChange International, Inc.*	8,056	3,795
ShotSpotter, Inc.*	1,524	51,557
Smith Micro Software, Inc. (x)*	8,137	17,088
Soluna Holdings, Inc.*	1,547	418
SRAX, Inc. (x)*	4,308	258
SRAX, Inc. (Nasdaq Stock Exchange) (x)*	3,363	5,145
Stronghold Digital Mining, Inc., Class A (x)*	3,678	1,762
Synchronoss Technologies, Inc.*	13,054	8,069
T Stamp, Inc., Class A*	2,941	1,506
Telos Corp.*	9,288	47,276
Terawulf, Inc. (x)*	3,811	2,537
Upland Software, Inc.*	5,012	35,736
UserTesting, Inc. (x)*	8,140	61,131
Veritone, Inc. (x)*	5,394	28,588
Viant Technology, Inc., Class A (x)*	2,496	10,034
VirnetX Holding Corp. (x)*	10,647	13,841
Weave Communications, Inc. (x)*	5,346	24,485
WM Technology, Inc.*	12,795	12,923
Yext, Inc.*	85,187	556,271

		7,871,790

Technology Hardware, Storage & Peripherals (0.6%)
AstroNova, Inc.*	1,047	13,423
Avid Technology, Inc.*	29,099	773,742
Boxlight Corp., Class A*	9,138	2,840
CompoSecure, Inc. (x)*	1,386	6,805
CPI Card Group, Inc. (x)*	703	25,364
Diebold Nixdorf, Inc. (x)*	12,750	18,105
Eastman Kodak Co. (x)*	9,782	29,835
Immersion Corp.*	5,775	40,598
Intevac, Inc.*	4,181	27,051
Movano, Inc.*	4,011	5,214
One Stop Systems, Inc.*	2,750	8,278
Quantum Corp.*	12,485	13,609
TransAct Technologies, Inc. (x)*	1,573	9,784
Turtle Beach Corp.*	2,651	19,008

		993,656

Total Information Technology		28,956,304

Materials (2.0%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.*	3,148	7,650
AdvanSix, Inc.	4,496	170,938
AgroFresh Solutions, Inc.*	5,286	15,647
American Vanguard Corp.	4,720	102,471
Aspen Aerogels, Inc.*	5,278	62,228
Core Molding Technologies, Inc.*	1,379	17,913
Danimer Scientific, Inc. (x)*	15,633	27,983
Flexible Solutions International, Inc.*	1,478	4,582
Flotek Industries, Inc.*	11,575	12,964
FutureFuel Corp.	4,426	35,983
Hawkins, Inc.	3,204	123,674
Intrepid Potash, Inc.*	1,912	55,199
Koppers Holdings, Inc.	3,324	93,737
Northern Technologies International Corp.	1,365	18,168
Origin Materials, Inc. (x)*	17,238	79,467
Rayonier Advanced Materials, Inc.*	10,050	96,480
Tredegar Corp.	4,668	47,707
Valhi, Inc.	406	8,932

		981,723

Construction Materials (0.0%)†
Smith-Midland Corp.*	747	15,314
United States Lime & Minerals, Inc.	353	49,688

		65,002

Containers & Packaging (0.1%)
Cryptyde, Inc. (x)*	3,271	627
Myers Industries, Inc.	6,044	134,358
Ranpak Holdings Corp.*	7,534	43,471

		178,456

Metals & Mining (1.2%)
5E Advanced Materials, Inc. (x)*	6,445	50,787
Ampco-Pittsburgh Corp. (x)*	2,567	6,443
Ascent Industries Co.*	1,246	10,803
Caledonia Mining Corp. plc (x)	2,040	25,296
Carpenter Technology Corp.	18,837	695,839
Dakota Gold Corp. (x)*	8,843	26,971
Friedman Industries, Inc.	1,192	11,670
Gatos Silver, Inc. (x)*	8,053	32,937
Gold Resource Corp.	14,961	22,890
Haynes International, Inc.	2,001	91,426
Hycroft Mining Holding Corp. (x)*	26,912	14,320
Idaho Strategic Resources, Inc. (x)*	1,739	9,912
Ivanhoe Electric, Inc. (x)*	2,494	30,302
Olympic Steel, Inc.	1,643	55,172
Perpetua Resources Corp.*	5,721	16,705
Piedmont Lithium, Inc.*	2,900	127,658
PolyMet Mining Corp.*	5,126	13,584
Ramaco Resources, Inc.	3,867	33,991
Ryerson Holding Corp.	3,175	96,076
Schnitzer Steel Industries, Inc., Class A	4,225	129,496
SunCoke Energy, Inc.	13,792	119,025
TimkenSteel Corp.*	7,432	135,039
Universal Stainless & Alloy Products, Inc.*	1,548	11,099
US Gold Corp.*	1,200	5,760

		1,773,201

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,748	103,902
Glatfelter Corp.	7,629	21,209

		125,111

Total Materials		3,123,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alpine Income Property Trust, Inc. (REIT)	1,855	$35,393
Ashford Hospitality Trust, Inc. (REIT)*	5,957	26,628
Bluerock Homes Trust, Inc. (REIT)*	615	13,106
Braemar Hotels & Resorts, Inc. (REIT)	11,785	48,436
BRT Apartments Corp. (REIT) (x)	2,056	40,380
CBL & Associates Properties, Inc. (REIT) (x)	4,386	101,229
Chatham Lodging Trust (REIT)	7,885	96,749
City Office REIT, Inc. (REIT)	6,446	54,017
Clipper Realty, Inc. (REIT)	2,158	13,811
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	2,643	5,524
Creative Media & Community Trust Corp. (REIT)	2,469	12,098
CTO Realty Growth, Inc. (REIT)	3,030	55,388
Diversified Healthcare Trust (REIT)	40,953	26,488
Farmland Partners, Inc. (REIT)	8,322	103,692
Franklin Street Properties Corp. (REIT)	17,073	46,609
Gladstone Commercial Corp. (REIT)	6,517	120,565
Gladstone Land Corp. (REIT)	5,546	101,769
Global Medical REIT, Inc. (REIT)	10,044	95,217
Global Self Storage, Inc. (REIT)	1,606	7,837
Hersha Hospitality Trust (REIT), Class A	5,434	46,298
Indus Realty Trust, Inc. (REIT) (x)	916	58,157
Modiv, Inc. (REIT), Class C (x)	1,311	15,732
NETSTREIT Corp. (REIT)	9,330	171,019
New York City REIT, Inc. (REIT), Class A	2,172	3,844
One Liberty Properties, Inc. (REIT)	2,807	62,372
Orion Office REIT, Inc. (REIT)	9,301	79,431
Plymouth Industrial REIT, Inc. (REIT)	6,244	119,760
Postal Realty Trust, Inc. (REIT), Class A	3,005	43,663
Power REIT (REIT)*	437	1,726
Presidio Property Trust, Inc. (REIT), Class A	2,269	2,269
Sotherly Hotels, Inc. (REIT)*	2,619	4,740
UMH Properties, Inc. (REIT)	8,516	137,108
Universal Health Realty Income Trust (REIT)	2,206	105,292
Urstadt Biddle Properties, Inc. (REIT), Class A	4,865	92,192
Whitestone REIT (REIT)	8,042	77,525

		2,026,064

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	930	8,798
American Realty Investors, Inc. (x)*	257	6,592
AMREP Corp. (x)*	422	4,874
Comstock Holding Cos., Inc. (x)*	312	1,329
Doma Holdings, Inc. (x)*	24,414	11,057
Douglas Elliman, Inc.	13,010	52,951
Fathom Holdings, Inc. (x)*	1,435	6,099
Forestar Group, Inc.*	3,093	47,663
FRP Holdings, Inc.*	1,163	62,639
InterGroup Corp. (The)*	60	2,820
JW Mays, Inc.*	69	3,298
Maui Land & Pineapple Co., Inc.*	1,077	10,145
Rafael Holdings, Inc., Class B*	2,216	4,144
RE/MAX Holdings, Inc., Class A	2,882	53,721
Stratus Properties, Inc.	1,020	19,676
Tejon Ranch Co.*	3,560	67,070
Transcontinental Realty Investors, Inc.*	224	9,896
Trinity Place Holdings, Inc. (x)*	3,570	2,642

		375,414

Total Real Estate		2,401,478

Utilities (0.4%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B (x)	3,460	35,776
Via Renewables, Inc.	2,204	11,263

		47,039

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,469	32,391

Independent Power and Renewable Electricity Producers (0.0%)†
Altus Power, Inc. (x)*	7,167	46,729

Multi-Utilities (0.1%)
Unitil Corp.	2,641	135,642

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,416	82,949
Cadiz, Inc. (x)*	5,527	13,818
Consolidated Water Co. Ltd.	2,490	36,852
Global Water Resources, Inc.	2,394	31,792
Pure Cycle Corp.*	3,279	34,364
York Water Co. (The)	2,441	109,796

		309,571

Total Utilities		571,372

Total Common Stocks (98.8%) (Cost $152,857,107)		150,157,616

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)†
Diversified Consumer Services (0.0%)†
Zagg, Inc., CVR (r)*	6,800	459

Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	5,367	—

Total Consumer Discretionary		459

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)(x)*	3,013	—
Disc Medicine, Inc., CVR (r)(x)*	4,122	—
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	819
Oncternal Therapeutics, Inc., CVR (r)*	131	—

Total Health Care		819

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Rights	Value (Note 1)
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	$1,209

Total Industrials		1,209

Total Rights (0.0%)† (Cost $8,109)		2,487

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	85

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.3%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,591,198, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,661,313. (xx)	$3,589,523	3,589,523
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	1,000,000	1,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $7,006,057, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $7,621,800. (xx)	7,000,000	7,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $1,000,489, collateralized by various Common Stocks; total market value $1,110,647. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		12,589,523

Total Short-Term Investments (9.6%) (Cost $14,589,523)		14,589,523

Total Investments in Securities (108.4%) (Cost $167,454,739)		164,749,711
Other Assets Less Liabilities (-8.4%)		(12,718,319)

Net Assets (100%)		$152,031,392

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $15,875,418. This was collateralized by $2,087,694 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 1/10/23 - 5/15/52 and by cash of $14,589,523 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	63	3/2023	USD	557,834	(2,627)

					(2,627)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,713,815	$—		$—	$4,713,815
Consumer Discretionary	12,565,491	32,194		—	12,597,685
Consumer Staples	6,200,374	—		—	6,200,374
Energy	5,559,550	—		—	5,559,550
Financials	17,910,757	—		—	17,910,757
Health Care	51,508,832	—		—	51,508,832
Industrials	16,613,956	—		—	16,613,956
Information Technology	28,956,046	258		—	28,956,304
Materials	3,123,493	—		—	3,123,493
Real Estate	2,401,478	—		—	2,401,478
Utilities	571,372	—		—	571,372
Rights
Consumer Discretionary	—	—	(a)	459	459
Health Care	—	—		819	819
Industrials	—	—		1,209	1,209
Short-Term Investments
Investment Company	2,000,000	—		—	2,000,000
Repurchase Agreements	—	12,589,523		—	12,589,523
Warrants
Real Estate	85	—		—	85

Total Assets	$152,125,249	$12,621,975		$2,487	$164,749,711

Liabilities:
Futures	$(2,627)	$—		$—	$(2,627)

Total Liabilities	$(2,627)	$—		$—	$(2,627)

Total	$152,122,622	$12,621,975		$2,487	$164,747,084

(a) Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,627	)*

Total		$(2,627)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(60,394)	$(60,394)

Total	$(60,394)	$(60,394)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(33,834)	$(33,834)

Total	$(33,834)	$(33,834)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $752,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$130,167,962
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$128,842,879

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,858,661
Aggregate gross unrealized depreciation	(37,632,531)

Net unrealized depreciation	$(3,773,870)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,520,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $154,865,216)	$152,160,188
Repurchase Agreements (Cost $12,589,523)	12,589,523
Cash	2,002,562
Cash held as collateral at broker for futures	40,200
Receivable for securities sold	210,545
Dividends, interest and other receivables	64,952
Securities lending income receivable	31,697
Receivable for Portfolio shares sold	4,683
Other assets	635

Total assets	167,104,985

LIABILITIES
Payable for return of collateral on securities loaned	14,589,523
Payable for securities purchased	289,362
Investment management fees payable	84,021
Payable for Portfolio shares redeemed	32,701
Administrative fees payable	16,989
Due to broker for futures variation margin	2,138
Distribution fees payable – Class IB	1,723
Accrued expenses	57,136

Total liabilities	15,073,593

NET ASSETS	$152,031,392

Net assets were comprised of:
Paid in capital	$177,289,921
Total distributable earnings (loss)	(25,258,529)

Net assets	$152,031,392

Class IB
Net asset value, offering and redemption price per share, $8,137,748 / 1,005,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.09

Class K
Net asset value, offering and redemption price per share, $143,893,644 / 17,639,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.16

(x)	Includes value of securities on loan of $15,875,418.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $2,089 foreign withholding tax)	$1,263,450
Interest	28,563
Securities lending (net)	595,366

Total income	1,887,379

EXPENSES
Investment management fees	1,421,700
Administrative fees	206,220
Custodian fees	103,400
Professional fees	57,376
Distribution fees – Class IB	22,028
Printing and mailing expenses	16,935
Trustees’ fees	5,565
Miscellaneous	3,533

Gross expenses	1,836,757
Less: Waiver from investment manager	(310,864)

Net expenses	1,525,893

NET INVESTMENT INCOME (LOSS)	361,486

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(20,077,031)
Futures contracts	(60,394)

Net realized gain (loss)	(20,137,425)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(33,557,467)
Futures contracts	(33,834)

Net change in unrealized appreciation (depreciation)	(33,591,301)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(53,728,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,367,240)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$361,486	$(531,636)
Net realized gain (loss)	(20,137,425)	49,829,805
Net change in unrealized appreciation (depreciation)	(33,591,301)	(26,236,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,367,240)	23,062,108

Distributions to shareholders:
Class IB	(243,204)	(2,846,324)
Class K	(4,849,394)	(52,766,248)

Total distributions to shareholders	(5,092,598)	(55,612,572)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 260,125 and 955,341 shares, respectively ]	2,380,805	15,024,533
Capital shares issued in reinvestment of dividends and distributions [ 29,607 and 247,645 shares, respectively ]	243,204	2,846,324
Capital shares repurchased [ (280,258) and (449,735) shares, respectively ]	(2,464,545)	(7,265,158)

Total Class IB transactions	159,464	10,605,699

Class K
Capital shares sold [ 1,889,813 and 21,589 shares, respectively ]	17,057,832	328,700
Capital shares issued in reinvestment of dividends and distributions [ 584,240 and 4,547,524 shares, respectively ]	4,849,394	52,766,248
Capital shares repurchased [ (2,008,982) and (1,566,145) shares, respectively ]	(17,770,394)	(24,570,808)

Total Class K transactions	4,136,832	28,524,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,296,296	39,129,839

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,163,542)	6,579,375
NET ASSETS:
Beginning of year	206,194,934	199,615,559

End of year	$152,031,392	$206,194,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.27	$13.80	$10.49	$8.97	$11.53

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.07)	(0.01)	0.01	— #
Net realized and unrealized gain (loss)	(2.93)	1.51	5.14	2.59	(0.44)

Total from investment operations	(2.93)	1.44	5.13	2.60	(0.44)

Less distributions:
Dividends from net investment income	(0.01)	—	— #	— #	—
Distributions from net realized gains	(0.24)	(3.97)	(1.82)	(1.08)	(2.11)
Return of capital	—	—	—	—	(0.01)

Total dividends and distributions	(0.25)	(3.97)	(1.82)	(1.08)	(2.12)

Net asset value, end of year	$8.09	$11.27	$13.80	$10.49	$8.97

Total return	(26.00)%	10.96%	50.22%	29.32%	(4.75)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,138	$11,220	$3,348	$1,414	$326
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (f)	1.34%	1.30%	1.37%	1.36%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.02)%	(0.45)%	(0.06)%	0.05%	(0.01)%
Before waivers (f)	(0.21)%	(0.59)%	(0.28)%	(0.16)%	(0.19)%
Portfolio turnover rate^	78%	62%	94%	69%	60%

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.35	$13.85	$10.52	$8.99	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	(0.04)	0.02	0.03	0.03
Net realized and unrealized gain (loss)	(2.93)	1.51	5.16	2.61	(0.46)

Total from investment operations	(2.91)	1.47	5.18	2.64	(0.43)

Less distributions:
Dividends from net investment income	(0.04)	— #	(0.03)	(0.03)	(0.03)
Distributions from net realized gains	(0.24)	(3.97)	(1.82)	(1.08)	(2.11)
Return of capital	—	—	—	—	(0.01)

Total dividends and distributions	(0.28)	(3.97)	(1.85)	(1.11)	(2.15)

Net asset value, end of year	$8.16	$11.35	$13.85	$10.52	$8.99

Total return	(25.71)%	11.13%	50.54%	29.67%	(4.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$143,894	$194,975	$196,267	$155,846	$129,922
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (f)	1.09%	1.05%	1.12%	1.10%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.23%	(0.23)%	0.19%	0.24%	0.23%
Before waivers (f)	0.04%	(0.38)%	(0.03)%	0.04%	0.05%
Portfolio turnover rate^	78%	62%	94%	69%	60%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	32.35%	6.75%	3.15%
Portfolio – Class K Shares*	32.79	7.03	3.41
MSCI World Commodity Producers (Net) Index	32.13	7.28	3.59

* Date of inception 2/8/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 32.35% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI World Commodity Producers (Net) Index, which returned 32.13% over the same period.

Portfolio Highlights

What helped performance during the year:

•

The sub-industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, diversified metals & mining, fertilizers & agricultural chemicals and agricultural products.

•	The stocks that contributed most to performance were ExxonMobil Corp., Chevron Corp., ConocoPhillips Co., TotalEnergies SE and Occidental Petroleum Corp.

What hurt performance during the year:

•	The sub-industries that detracted from performance were gold, paper products, copper, forest products and aluminum.

•	The stocks that detracted from performance were BHP Group Ltd., Newmont Corp., Freeport-McMoRan, Inc., EQT Corp. and Newcrest Mining Ltd.

Sector Weightings as of December 31, 2022	% of Net Assets
Energy	65.3%
Materials	31.5
Consumer Staples	2.5
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,169.20	$4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	1,170.50	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.4%)
Fertilizers & Agricultural Chemicals (4.4%)
CF Industries Holdings, Inc.	2,509	$213,767
Corteva, Inc.	9,046	531,724
FMC Corp.	1,586	197,932
ICL Group Ltd.	8,836	63,988
Mosaic Co. (The)	4,347	190,703
Nutrien Ltd.	6,784	495,272
OCI NV	1,344	48,081
Yara International ASA	2,085	91,642

Total Chemicals		1,833,109

Food Products (2.5%)
Agricultural Products (2.5%)
Archer-Daniels-Midland Co.	7,057	655,243
Bunge Ltd.	1,913	190,860
Darling Ingredients, Inc.*	2,019	126,369
Wilmar International Ltd.	23,902	74,415

Total Food Products		1,046,887

Metals & Mining (25.4%)
Aluminum (0.6%)
Alcoa Corp.	2,265	102,990
Norsk Hydro ASA	16,913	126,578

		229,568

Copper (2.3%)
Antofagasta plc	4,964	92,749
First Quantum Minerals Ltd.	7,402	154,655
Freeport-McMoRan, Inc.	17,992	683,696
Lundin Mining Corp.	8,255	50,664

		981,764

Diversified Metals & Mining (13.7%)
Anglo American plc	15,996	625,886
BHP Group Ltd. (ASE Stock Exchange)	44,734	1,389,760
BHP Group Ltd. (London Stock Exchange)	19,035	591,418
Boliden AB	3,443	129,094
Glencore plc	122,979	821,283
IGO Ltd.	8,530	78,171
Ivanhoe Mines Ltd., Class A*	7,592	59,996
Mineral Resources Ltd.	2,146	112,797
Pilbara Minerals Ltd.*	31,762	81,094
Rio Tinto Ltd.	4,673	370,371
Rio Tinto plc	14,155	992,194
South32 Ltd.	58,262	158,671
Sumitomo Metal Mining Co. Ltd.	3,112	110,760
Teck Resources Ltd., Class B	6,024	227,657

		5,749,152

Gold (4.9%)
Agnico Eagle Mines Ltd.	5,747	298,640
Barrick Gold Corp.	22,294	382,159
Franco-Nevada Corp.	2,412	328,791
Kinross Gold Corp.	16,318	66,525
Newcrest Mining Ltd.	11,243	157,995
Newmont Corp. (London Stock Exchange)	7,628	360,042
Newmont Corp. (Toronto Stock Exchange)	2,363	111,396
Northern Star Resources Ltd.	14,617	108,576
Wheaton Precious Metals Corp.	5,686	222,149

		2,036,273

Silver (0.1%)
Pan American Silver Corp.	2,631	42,943

Steel (3.8%)
ArcelorMittal SA	6,630	174,411
BlueScope Steel Ltd.	5,933	68,025
Cleveland-Cliffs, Inc.*	6,495	104,634
Fortescue Metals Group Ltd.	21,317	297,676
JFE Holdings, Inc.	6,174	72,259
Nippon Steel Corp.	10,168	177,576
Nucor Corp.	3,296	434,446
Steel Dynamics, Inc.	2,299	224,612
voestalpine AG	1,489	39,497

		1,593,136

Total Metals & Mining		10,632,836

Oil, Gas & Consumable Fuels (65.3%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	5,444	123,395
Washington H Soul Pattinson & Co. Ltd.	2,759	51,958

		175,353

Integrated Oil & Gas (45.4%)
BP plc	236,854	1,359,851
Cenovus Energy, Inc.	17,461	338,774
Chevron Corp.	23,409	4,201,681
Eni SpA	31,471	447,580
Equinor ASA	11,992	430,629
Exxon Mobil Corp.	52,463	5,786,669
Galp Energia SGPS SA, Class B	6,308	85,148
Imperial Oil Ltd.	2,805	136,625
Occidental Petroleum Corp.	11,726	738,621
OMV AG	1,854	95,460
Repsol SA	17,369	276,101
Shell plc	91,445	2,571,450
Suncor Energy, Inc.	17,179	544,932
TotalEnergies SE	31,322	1,966,454

		18,979,975

Oil & Gas Exploration & Production (19.5%)
Aker BP ASA	3,978	123,480
APA Corp.	4,111	191,901
ARC Resources Ltd.	8,281	111,616
Canadian Natural Resources Ltd.	14,117	783,942
Chesapeake Energy Corp. (x)	1,294	122,115
ConocoPhillips	16,025	1,890,950
Coterra Energy, Inc.	10,015	246,069
Devon Energy Corp.	7,831	481,685
Diamondback Energy, Inc.	2,127	290,931
EOG Resources, Inc.	7,378	955,599
EQT Corp.	4,192	141,815
Hess Corp.	3,508	497,505
Inpex Corp. (x)	13,092	139,260
Marathon Oil Corp.	8,530	230,907
Ovintiv, Inc.	3,201	162,323
Pioneer Natural Resources Co.	2,855	652,053
Santos Ltd.	40,126	195,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Texas Pacific Land Corp.	78	$182,850
Tourmaline Oil Corp.	4,019	202,790
Woodside Energy Group Ltd. (ASE Stock Exchange)	20,463	493,760
Woodside Energy Group Ltd. (London Stock Exchange)	3,440	82,751

		8,179,365

Total Oil, Gas & Consumable Fuels		27,334,693

Paper & Forest Products (1.7%)
Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	7,627	96,444
West Fraser Timber Co. Ltd.	743	53,651

		150,095

Paper Products (1.3%)
Holmen AB, Class B	1,198	47,519
Mondi plc	6,112	104,149
Oji Holdings Corp.	10,145	41,047
Stora Enso OYJ, Class R	6,938	97,662
UPM-Kymmene OYJ	6,719	251,229

		541,606

Total Paper & Forest Products		691,701

Total Investments in Securities (99.3%) (Cost $34,657,682)		41,539,226
Other Assets Less Liabilities (0.7%)		293,196

Net Assets (100%)		$41,832,422

*	Non-income producing.
(x)

All or a portion of security is on loan at December 31, 2022, the Portfolio had loaned securities with a total value of $225,606. This was collateralized by $233,427 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.497%, maturing 2/9/23 – 8/15/51.

Country Diversification As a Percentage of Total Net Assets
Australia	14.5%
Austria	0.6
Brazil	0.7
Canada	10.0
Chile	0.3
China	0.2
Finland	0.8
France	4.7
Israel	0.2
Italy	1.1
Japan	1.3
Luxembourg	0.4
Netherlands	6.3
Norway	1.6
Portugal	0.2
South Africa	1.5
Spain	0.7
Sweden	0.6
United Kingdom	3.2
United States	50.0
Zambia	0.4
Cash and Other	0.7

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$972,472	$74,415	$—	$1,046,887
Energy	19,015,748	8,318,945	—	27,334,693
Materials	5,539,044	7,618,602	—	13,157,646

Total Assets	$25,527,264	$16,011,962	$—	$41,539,226

Total Liabilities	$—	$—	$—	$—

Total	$25,527,264	$16,011,962	$—	$41,539,226

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,754,592
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,774,376

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,433,408
Aggregate gross unrealized depreciation	(934,342)

Net unrealized appreciation	$6,499,066

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,040,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x) (Cost $34,657,682)	$41,539,226
Foreign cash (Cost $26,576)	26,603
Receivable for securities sold	650,183
Dividends, interest and other receivables	53,447
Receivable for Portfolio shares sold	7,403
Securities lending income receivable	255
Other assets	2,538

Total assets	42,279,655

LIABILITIES
Payable for securities purchased	189,345
Overdraft payable	180,994
Distribution fees payable – Class IB	7,147
Administrative fees payable	5,851
Payable for Portfolio shares redeemed	4,625
Investment management fees payable	1,100
Trustees’ fees payable	36
Accrued expenses	58,135

Total liabilities	447,233

NET ASSETS	$41,832,422

Net assets were comprised of:
Paid in capital	$39,337,482
Total distributable earnings (loss)	2,494,940

Net assets	$41,832,422

Class IB
Net asset value, offering and redemption price per share, $33,318,223 / 3,330,180 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class K
Net asset value, offering and redemption price per share, $8,514,199 / 850,542 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.01

(x)	Includes value of securities on loan of $225,606.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $47,134 foreign withholding tax)	$1,486,268
Interest	2,717
Securities lending (net)	3,595

Total income	1,492,580

EXPENSES
Investment management fees	158,003
Professional fees	65,586
Custodian fees	62,200
Distribution fees – Class IB	57,202
Administrative fees	31,828
Printing and mailing expenses	10,851
Trustees’ fees	918
Miscellaneous	10,464

Gross expenses	397,052
Less: Waiver from investment manager	(134,340)

Net expenses	262,712

NET INVESTMENT INCOME (LOSS)	1,229,868

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(59,062)
Foreign currency transactions	(2,983)

Net realized gain (loss)	(62,045)

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,311,521
Foreign currency translations	(380)

Net change in unrealized appreciation (depreciation)	6,311,141

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,249,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,478,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,229,868	$745,215
Net realized gain (loss)	(62,045)	(219,453)
Net change in unrealized appreciation (depreciation)	6,311,141	3,866,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,478,964	4,392,707

Distributions to shareholders:
Class IB	(1,106,317)	(474,765)
Class K	(297,149)	(300,247)

Total distributions to shareholders	(1,403,466)	(775,012)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,370,737 and 628,252 shares, respectively ]	23,263,196	4,815,655
Capital shares issued in connection with merger (Note 8) [ 0 and 919,240 shares, respectively ]	—	6,860,121
Capital shares issued in reinvestment of dividends [ 110,774 and 63,000 shares, respectively ]	1,106,317	474,765
Capital shares repurchased [ (945,908) and (815,025) shares, respectively ]	(8,926,916)	(6,109,051)

Total Class IB transactions	15,442,597	6,041,490

Class K
Capital shares sold [ 18,727 and 21,658 shares, respectively ]	187,795	162,892
Capital shares issued in connection with merger (Note 8) [ 0 and 83,729 shares, respectively ]	—	625,596
Capital shares issued in reinvestment of dividends [ 29,741 and 39,833 shares, respectively ]	297,149	300,247
Capital shares repurchased [ (287,385) and (226,713) shares, respectively ]	(2,687,003)	(1,728,556)

Total Class K transactions	(2,202,059)	(639,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,240,538	5,401,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,316,036	9,019,364
NET ASSETS:
Beginning of year	22,516,386	13,497,022

End of year	$41,832,422	$22,516,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020	2019		2018
Net asset value, beginning of year	$7.81		$6.22		$7.67	$7.25		$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36		0.29	(2)	0.21	0.39	(1)	0.22
Net realized and unrealized gain (loss)	2.17		1.57		(1.41)	0.41		(1.44)

Total from investment operations	2.53		1.86		(1.20)	0.80		(1.22)

Less distributions:
Dividends from net investment income	(0.34)		(0.27)		(0.25)	(0.38)		(0.22)

Net asset value, end of year	$10.00		$7.81		$6.22	$7.67		$7.25

Total return	32.35%		30.04%		(15.65)%	11.20%		(14.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$33,318		$14,009		$6,214	$7,075		$5,834
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90	%(j)	0.92	%(g)	0.90%	0.90%		0.90%
Before waivers and reimbursements (f)	1.33%		1.56	%(g)	2.02%	1.57%		1.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	3.79%		3.89	%(bb)	3.66%	5.04	%(aa)	2.54%
Before waivers and reimbursements (f)	3.37%		3.25	%(bb)	2.54%	4.37	%(aa)	1.98%
Portfolio turnover rate^	15%		32%		15%	10%		10%

	Year Ended December 31,
Class K	2022		2021		2020	2019		2018
Net asset value, beginning of year	$7.81		$6.22		$7.67	$7.25		$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.31	(2)	0.24	0.41	(1)	0.24
Net realized and unrealized gain (loss)	2.17		1.57		(1.43)	0.41		(1.44)

Total from investment operations	2.56		1.88		(1.19)	0.82		(1.20)

Less distributions:
Dividends from net investment income	(0.36)		(0.29)		(0.26)	(0.40)		(0.24)

Net asset value, end of year	$10.01		$7.81		$6.22	$7.67		$7.25

Total return	32.79%		30.32%		(15.46)%	11.48%		(13.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,514		$8,507		$7,283	$14,353		$12,443
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.66	%(g)	0.65%	0.65%		0.65%
Before waivers and reimbursements (f)	1.07%		1.31	%(g)	1.69%	1.32%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	4.15%		4.12	%(bb)	4.09%	5.19	%(aa)	2.79%
Before waivers and reimbursements (f)	3.73%		3.48	%(bb)	3.05%	4.52	%(aa)	2.24%
Portfolio turnover rate^	15%		32%		15%	10%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28, $0.29 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(24.99)%	(0.23)%	2.52%
Portfolio – Class K Shares*	(24.89)	0.00	2.77
FTSE EPRA/NAREIT Developed Index	(24.41)	0.69	3.65

* Date of inception 2/8/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (24.99)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the FTSE EPRA/NAREIT Developed Index, which returned (24.41)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sub-industry that contributed the most to performance was homebuilding.

•	The stocks that contributed most to performance were VICI Properties, Inc., Sun Hung Kai Properties Ltd., Gaming and Leisure Properties, Inc. and Wharf Real Estate Investment Co. Ltd.

What hurt performance during the year:

•	The sub-industries that detracted from performance were industrial real estate investment trusts (REITs), residential REITs, real estate operating companies, specialized REITs and office REITs.

•	The stocks that detracted most from performance were Prologis, Inc., Vonovia SE, Digital Realty Trust, Inc., Equinix, Inc. and AvalonBay Communities, Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Real Estate	97.8%
Repurchase Agreement	2.2
Exchange Traded Funds	1.0
Consumer Discretionary	0.6
Investment Company	0.2
Closed End Funds	0.1
Health Care	0.1
Cash and Other	(2.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$946.10	$4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	945.60	3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (84.1%)
Diversified REITs (7.1%)
Abacus Property Group (REIT)	10,890	$19,500
Abrdn Property Income Trust Ltd. (REIT)	8,247	6,221
Activia Properties, Inc. (REIT)	16	50,351
Alexander & Baldwin, Inc. (REIT)	1,547	28,975
American Assets Trust, Inc. (REIT)	1,053	27,904
Argosy Property Ltd. (REIT)	18,150	13,425
Armada Hoffler Properties, Inc. (REIT)	1,432	16,468
Artis REIT (REIT)	1,729	11,505
British Land Co. plc (The) (REIT)	20,016	95,608
Broadstone Net Lease, Inc. (REIT)	3,716	60,236
Charter Hall Long Wale REIT (REIT)	14,228	42,914
Cromwell European REIT (REIT) (m)	6,903	11,084
CT Property Trust Ltd. (REIT)	4,999	4,146
Custodian Property Income Reit plc (REIT)	8,831	9,961
Daiwa House REIT Investment Corp. (REIT)	46	102,838
Empire State Realty Trust, Inc. (REIT), Class A	2,856	19,249
Essential Properties Realty Trust, Inc. (REIT)	3,019	70,856
Global Net Lease, Inc. (REIT)	2,232	28,056
GPT Group (The) (REIT)	41,496	118,661
Growthpoint Properties Australia Ltd. (REIT)	6,015	12,204
H&R REIT (REIT) (x)	5,695	50,935
Hankyu Hanshin REIT, Inc. (REIT)	15	17,430
Heiwa Real Estate REIT, Inc. (REIT)	21	24,274
Hulic Reit, Inc. (REIT)	28	34,968
Icade (REIT)	695	29,937
Land Securities Group plc (REIT)	15,957	119,876
Lar Espana Real Estate SOCIMI SA (REIT)	1,275	5,766
LXI REIT plc (REIT) (m)	32,670	44,473
Merlin Properties SOCIMI SA (REIT)	7,208	67,706
Mirvac Group (REIT)	85,319	123,731
Nextensa SA (REIT)	81	4,500
NIPPON REIT Investment Corp. (REIT)	10	26,478
Nomura Real Estate Master Fund, Inc. (REIT)	97	120,474
NTT UD REIT Investment Corp. (REIT)	29	30,339
OUE Commercial REIT (REIT)	46,383	11,601
Schroder REIT Ltd. (REIT)	10,622	5,432
Sekisui House Reit, Inc. (REIT)	89	50,590
SK REITs Co. Ltd. (REIT)	2,400	10,503
Star Asia Investment Corp. (REIT)	35	14,721
Stockland (REIT)	51,658	127,672
STORE Capital Corp. (REIT)	5,484	175,817
Stride Property Group (REIT)	10,431	9,404
Sunlight REIT (REIT)	23,331	10,073
Suntec REIT (REIT)	45,468	46,846
Takara Leben Real Estate Investment Corp. (REIT)	13	9,846
Tokyu REIT, Inc. (REIT)	21	33,203
United Urban Investment Corp. (REIT)	65	74,589
WP Carey, Inc. (REIT)	4,448	347,611

		2,378,957

Health Care REITs (7.1%)
Aedifica SA (REIT)	861	69,862
Assura plc (REIT)	62,870	41,462
CareTrust REIT, Inc. (REIT)	2,072	38,498
Cofinimmo SA (REIT)	690	61,822
Community Healthcare Trust, Inc. (REIT)	507	18,151
Health Care & Medical Investment Corp. (REIT)	8	10,972
Healthcare Realty Trust, Inc. (REIT)	8,193	157,879
Healthpeak Properties, Inc. (REIT)	11,655	292,191
Impact Healthcare REIT plc (REIT) (m)	6,748	8,566
LTC Properties, Inc. (REIT)	857	30,449
Medical Properties Trust, Inc. (REIT) (x)	12,829	142,915
National Health Investors, Inc. (REIT)	897	46,841
NorthWest Healthcare Properties REIT (REIT) (x)	4,525	31,748
Omega Healthcare Investors, Inc. (REIT) (x)	5,077	141,902
Parkway Life REIT (REIT)	8,360	23,468
Physicians Realty Trust (REIT)	4,891	70,773
Primary Health Properties plc (REIT)	28,499	38,175
Sabra Health Care REIT, Inc. (REIT)	4,956	61,603
Target Healthcare REIT plc (REIT)	13,410	13,002
Universal Health Realty Income Trust (REIT)	272	12,983
Ventas, Inc. (REIT)	8,623	388,466
Vital Healthcare Property Trust (REIT)	10,531	15,044
Welltower, Inc. (REIT)	10,226	670,314

		2,387,086

Hotel & Resort REITs (2.6%)
Apple Hospitality REIT, Inc. (REIT)	4,617	72,856
CapitaLand Ascott Trust (REIT)	42,913	33,641
CDL Hospitality Trusts (REIT)	18,907	17,645
DiamondRock Hospitality Co. (REIT)	4,501	36,863
Far East Hospitality Trust (REIT)	21,049	9,743
Hoshino Resorts REIT, Inc. (REIT)	6	32,414
Host Hotels & Resorts, Inc. (REIT)	15,298	245,533
Invincible Investment Corp. (REIT)	106	41,192
Japan Hotel REIT Investment Corp. (REIT)	97	57,281
Park Hotels & Resorts, Inc. (REIT)	4,816	56,781
Pebblebrook Hotel Trust (REIT)	2,788	37,331
RLJ Lodging Trust (REIT)	3,439	36,419
Ryman Hospitality Properties, Inc. (REIT)	1,150	94,047
Service Properties Trust (REIT)	3,525	25,697
Summit Hotel Properties, Inc. (REIT)	2,243	16,194
Sunstone Hotel Investors, Inc. (REIT)	4,558	44,030
Xenia Hotels & Resorts, Inc. (REIT)	2,453	32,331

		889,998

Industrial REITs (14.5%)
Advance Logistics Investment Corp. (REIT)	15	16,550
AIMS APAC REIT (REIT)	12,123	11,223
Americold Realty Trust, Inc. (REIT)	5,806	164,368
CapitaLand Ascendas REIT (REIT)	73,797	150,966
Centuria Industrial REIT (REIT) (x)	11,336	24,081
CRE Logistics REIT, Inc. (REIT)	12	16,797
Dexus Industria REIT (REIT)	4,597	9,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Dream Industrial REIT (REIT)	5,304	$45,793
EastGroup Properties, Inc. (REIT)	885	131,033
ESR Kendall Square REIT Co. Ltd. (REIT)	2,580	8,190
ESR-LOGOS REIT (REIT)	116,447	32,168
First Industrial Realty Trust, Inc. (REIT)	2,840	137,058
Frasers Logistics & Commercial Trust (REIT) (m)	61,319	53,106
GLP J-REIT (REIT)	97	111,826
Goodman Property Trust (REIT)	23,725	30,427
Granite REIT (REIT)	1,291	65,866
Industrial & Infrastructure Fund Investment Corp. (REIT)	41	47,423
Innovative Industrial Properties, Inc. (REIT)	587	59,492
Intervest Offices & Warehouses NV (REIT)	513	10,566
Japan Logistics Fund, Inc. (REIT)	20	47,775
LaSalle Logiport REIT (REIT)	39	47,576
LondonMetric Property plc (REIT)	20,525	42,754
LXP Industrial Trust (REIT)	5,840	58,517
Mapletree Industrial Trust (REIT)	40,769	67,573
Mapletree Logistics Trust (REIT)	69,346	82,321
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	11	35,370
Mitsui Fudosan Logistics Park, Inc. (REIT)	12	43,981
Montea NV (REIT)	284	20,247
Nippon Prologis REIT, Inc. (REIT)	50	117,533
Prologis, Inc. (REIT)	19,921	2,245,694
Rexford Industrial Realty, Inc. (REIT)	3,963	216,538
Segro plc (REIT)	25,986	239,891
SOSiLA Logistics REIT, Inc. (REIT)	15	15,681
STAG Industrial, Inc. (REIT)	3,874	125,169
Summit Industrial Income REIT (REIT)	3,835	64,266
Terreno Realty Corp. (REIT)	1,594	90,651
Tritax Big Box REIT plc (REIT)	40,429	67,743
Urban Logistics REIT plc (REIT)	9,971	16,213
Warehouse Reit plc (REIT) (m)(x)	8,577	10,846
Warehouses De Pauw CVA (REIT)	3,372	96,375

		4,878,724

Office REITs (8.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,501	509,991
Allied Properties REIT (REIT)	2,726	51,540
Boston Properties, Inc. (REIT)	3,386	228,826
Brandywine Realty Trust (REIT)	3,643	22,404
Centuria Office REIT (REIT)	9,988	10,405
Champion REIT (REIT)	43,134	17,021
Corporate Office Properties Trust (REIT)	2,419	62,749
Cousins Properties, Inc. (REIT)	3,262	82,496
Covivio (REIT)	1,084	64,342
Cromwell Property Group (REIT)	30,698	14,004
Daiwa Office Investment Corp. (REIT)	6	29,259
Derwent London plc (REIT)	2,401	68,736
Dexus (REIT)	23,296	122,923
Douglas Emmett, Inc. (REIT)	3,648	57,201
Easterly Government Properties, Inc. (REIT)	1,956	27,912
Equity Commonwealth (REIT)	2,248	56,133
Gecina SA (REIT)	1,114	113,465
Global One Real Estate Investment Corp. (REIT)	21	17,265
Great Portland Estates plc (REIT)	4,646	27,803
Highwoods Properties, Inc. (REIT)	2,238	62,619
Hudson Pacific Properties, Inc. (REIT)	2,966	28,859
Ichigo Office REIT Investment Corp. (REIT)	26	16,839
Inmobiliaria Colonial SOCIMI SA (REIT)	7,356	47,324
Japan Excellent, Inc. (REIT) (x)	27	26,951
Japan Prime Realty Investment Corp. (REIT)	20	56,461
Japan Real Estate Investment Corp. (REIT)	29	127,499
JBG SMITH Properties (REIT)	2,306	43,768
JR Global REIT (REIT)	2,500	8,358
Kenedix Office Investment Corp. (REIT)	17	41,451
Keppel Pacific Oak US REIT (REIT) (m)	18,322	8,428
Keppel REIT (REIT)	46,648	31,693
Kilroy Realty Corp. (REIT)	2,503	96,791
Manulife US REIT (REIT) (m)	34,647	10,394
Mirai Corp. (REIT)	35	12,054
Mori Hills REIT Investment Corp. (REIT)	34	40,777
Mori Trust Sogo Reit, Inc. (REIT)	22	24,625
Nippon Building Fund, Inc. (REIT) (x)	33	147,851
NSI NV (REIT)	388	9,657
Office Properties Income Trust (REIT)	1,024	13,670
One REIT, Inc. (REIT)	6	11,494
Orion Office REIT, Inc. (REIT)	1,224	10,453
Orix JREIT, Inc. (REIT)	57	81,001
Paramount Group, Inc. (REIT) (x)	4,021	23,885
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,641	24,218
Precinct Properties New Zealand Ltd. (REIT)	28,776	23,111
Prime US REIT (REIT) (m)	13,953	5,651
Prosperity REIT (REIT)	25,329	6,458
Regional REIT Ltd. (REIT) (m)	9,513	6,785
Sankei Real Estate, Inc. (REIT)	10	6,789
SL Green Realty Corp. (REIT) (x)	1,378	46,466
Veris Residential, Inc. (REIT)*	1,846	29,407
Vornado Realty Trust (REIT)	3,806	79,203
Workspace Group plc (REIT)	3,087	16,593

		2,812,058

Residential REITs (12.7%)
Advance Residence Investment Corp. (REIT)	28	72,326
American Homes 4 Rent (REIT), Class A	6,650	200,431
Apartment Income REIT Corp. (REIT)	3,230	110,821
Apartment Investment and Management Co. (REIT), Class A	3,210	22,855
AvalonBay Communities, Inc. (REIT)	3,019	487,629
Boardwalk REIT (REIT)	796	29,059
Camden Property Trust (REIT)	2,234	249,940
Canadian Apartment Properties REIT (REIT) (x)	3,661	115,400
Centerspace (REIT)	322	18,892
Civitas Social Housing plc (REIT) (m)	13,224	10,088
Comforia Residential REIT, Inc. (REIT)	15	33,900
Daiwa Securities Living Investments Corp. (REIT)	45	39,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Elme Communities (REIT)	1,872	$33,322
Empiric Student Property plc (REIT)	12,685	12,913
Equity LifeStyle Properties, Inc. (REIT)	3,839	247,999
Equity Residential (REIT)	8,000	472,000
Essex Property Trust, Inc. (REIT)	1,398	296,264
Home Invest Belgium SA (REIT)	203	4,736
Home Reit plc (REIT)	17,110	7,871
Independence Realty Trust, Inc. (REIT)	4,826	81,366
Ingenia Communities Group (REIT)	7,975	24,271
InterRent REIT (REIT)	2,823	26,687
Invitation Homes, Inc. (REIT)	13,185	390,803
Irish Residential Properties REIT plc (REIT)	9,614	11,465
Kenedix Residential Next Investment Corp. (REIT)	23	36,032
Killam Apartment REIT (REIT)	2,453	29,367
Mid-America Apartment Communities, Inc. (REIT)	2,475	388,550
NexPoint Residential Trust, Inc. (REIT)	486	21,151
Nippon Accommodations Fund, Inc. (REIT)	10	45,946
PRS REIT plc (The) (REIT)	11,172	12,007
Residential Secure Income plc (REIT) (m)	4,004	4,066
Samty Residential Investment Corp. (REIT)	9	7,934
Starts Proceed Investment Corp. (REIT)	6	10,831
Sun Communities, Inc. (REIT)	2,621	374,803
Triple Point Social Housing REIT plc (REIT) (m)	7,886	5,844
UDR, Inc. (REIT)	6,995	270,916
UNITE Group plc (The) (REIT)	6,900	75,910
Xior Student Housing NV (REIT) (m)	599	18,531

		4,302,323

Retail REITs (16.9%)
Acadia Realty Trust (REIT)	1,995	28,628
AEON REIT Investment Corp. (REIT)	37	43,558
Agree Realty Corp. (REIT)	1,874	132,923
Ascencio (REIT)	102	5,732
Brixmor Property Group, Inc. (REIT)	6,439	145,972
BWP Trust (REIT)	10,523	28,014
Capital & Counties Properties plc (REIT)	15,906	20,479
CapitaLand Integrated Commercial Trust (REIT)	109,505	166,784
Carmila SA (REIT)*	1,234	17,621
Charter Hall Retail REIT (REIT)	10,613	27,675
Choice Properties REIT (REIT)	5,537	60,359
Crombie REIT (REIT) (x)	2,223	26,039
Eurocommercial Properties NV (REIT)	1,105	26,732
Federal Realty Investment Trust (REIT)	1,731	174,900
First Capital REIT (REIT)	4,574	56,787
Fortune REIT (REIT)	29,611	24,052
Frasers Centrepoint Trust (REIT)	23,338	36,591
Frontier Real Estate Investment Corp. (REIT)	11	42,914
Fukuoka REIT Corp. (REIT)	16	20,811
Getty Realty Corp. (REIT) (x)	901	30,499
Hamborner REIT AG (REIT)	1,534	11,051
Hammerson plc (REIT) (x)	84,005	24,171
HomeCo Daily Needs REIT (REIT) (m)	37,436	32,752
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,404	4,682
InvenTrust Properties Corp. (REIT)	1,455	34,440
Japan Metropolitan Fund Invest (REIT)	149	118,868
Kenedix Retail REIT Corp. (REIT)	13	25,200
Kimco Realty Corp. (REIT)	13,049	276,378
Kite Realty Group Trust (REIT)	4,681	98,535
Kiwi Property Group Ltd. (REIT)	33,993	19,640
Klepierre SA (REIT)*	4,044	93,201
Lendlease Global Commercial REIT (REIT)	39,517	20,800
Link REIT (REIT)	45,637	335,022
LOTTE Reit Co. Ltd. (REIT)	2,610	8,264
Macerich Co. (The) (REIT)	4,622	52,044
Mapletree Pan Asia Commercial Trust (REIT)	49,516	61,738
Mercialys SA (REIT)	1,919	20,069
National Retail Properties, Inc. (REIT)	3,847	176,039
Necessity Retail REIT, Inc. (The) (REIT)	2,862	16,972
NETSTREIT Corp. (REIT)	1,180	21,629
NewRiver REIT plc (REIT)	6,574	6,199
Phillips Edison & Co., Inc. (REIT)	2,517	80,141
Primaris REIT (REIT) (x)	2,124	22,966
Realty Income Corp. (REIT)	13,561	860,174
Regency Centers Corp. (REIT)	3,696	231,000
Region RE Ltd. (REIT)	24,493	45,192
Retail Estates NV (REIT)	232	15,397
Retail Opportunity Investments Corp. (REIT)	2,585	38,853
RioCan REIT (REIT) (x)	6,541	102,076
RPT Realty (REIT)	1,791	17,982
Scentre Group (REIT)	112,328	220,258
Shaftesbury plc (REIT)	4,008	17,831
Simon Property Group, Inc. (REIT)	7,046	827,764
SITE Centers Corp. (REIT)	4,177	57,058
SmartCentres REIT (REIT) (x)	2,798	55,340
SPH REIT (REIT)	23,280	15,643
Spirit Realty Capital, Inc. (REIT)	3,002	119,870
Starhill Global REIT (REIT)	30,859	12,441
Supermarket Income Reit plc (REIT) (x)	26,812	33,225
Tanger Factory Outlet Centers, Inc. (REIT)	2,177	39,055
Unibail-Rodamco-Westfield (REIT)*	2,221	115,616
Urban Edge Properties (REIT)	2,454	34,577
Vastned Retail NV (REIT)	370	8,377
Vicinity Ltd. (REIT)	81,595	111,108
Waypoint REIT Ltd. (REIT)	15,409	28,851
Wereldhave NV (REIT)	867	11,582

		5,697,141

Specialized REITs (14.9%)
Arena REIT (REIT) (x)	6,987	18,220
Big Yellow Group plc (REIT)	3,653	50,655
Charter Hall Social Infrastructure REIT (REIT)	7,158	16,570
CubeSmart (REIT)	4,829	194,367
Digital Realty Trust, Inc. (REIT)	6,200	621,674
EPR Properties (REIT)	1,597	60,239
Equinix, Inc. (REIT)	2,002	1,311,370
Extra Space Storage, Inc. (REIT)	2,856	420,346
Four Corners Property Trust, Inc. (REIT)	1,790	46,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Gaming and Leisure Properties, Inc. (REIT)	5,268	$274,410
Hotel Property Investments Ltd. (REIT)	4,130	10,010
Keppel DC REIT (REIT)	27,598	36,470
Life Storage, Inc. (REIT)	1,817	178,975
National Storage Affiliates Trust (REIT)	1,832	66,172
National Storage REIT (REIT)	24,941	39,396
Public Storage (REIT)	3,380	947,042
Safehold, Inc. (REIT) (x)	578	16,542
Safestore Holdings plc (REIT)	4,436	50,680
VICI Properties, Inc. (REIT)	20,797	673,823

		5,033,376

Total Equity Real Estate Investment Trusts (REITs)		28,379,663

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,026	31,329

Total Health Care Providers & Services		31,329

Household Durables (0.6%)
Homebuilding (0.6%)
Sekisui House Ltd.	11,994	213,258

Total Household Durables		213,258

Real Estate Management & Development (13.7%)
Diversified Real Estate Activities (5.0%)
Allreal Holding AG (Registered)	309	50,261
City Developments Ltd.	10,132	62,256
Heiwa Real Estate Co. Ltd.	688	19,213
Mitsubishi Estate Co. Ltd.	24,353	317,495
Mitsui Fudosan Co. Ltd.	19,671	362,274
New World Development Co. Ltd.	30,496	85,954
Nomura Real Estate Holdings, Inc.	2,389	51,515
Peach Property Group AG*	257	4,558
Sumitomo Realty & Development Co. Ltd.	8,542	203,136
Sun Hung Kai Properties Ltd.	30,759	420,868
Tokyo Tatemono Co. Ltd. (x)	4,282	52,171
UOL Group Ltd.	10,664	53,503

		1,683,204

Real Estate Development (1.1%)
CK Asset Holdings Ltd.	42,274	260,237
Lifestyle Communities Ltd. (x)	2,034	26,409
Sino Land Co. Ltd.	78,343	97,961

		384,607

Real Estate Operating Companies (7.6%)
Abrdn European Logistics Income plc (REIT) (m)	8,465	7,010
ADLER Group SA(m) (x)*	1,968	2,833
Aeon Mall Co. Ltd.	2,563	33,297
Amot Investments Ltd.	3,633	21,364
Aroundtown SA	14,921	34,867
Atrium Ljungberg AB, Class B	966	15,821
Azrieli Group Ltd.	786	52,305
CA Immobilien Anlagen AG	894	27,131
Capitaland Investment Ltd.	55,200	152,486
Castellum AB (x)	5,559	67,258
Catena AB	651	24,244
Cibus Nordic Real Estate AB	1,026	14,100
Citycon OYJ (x)*	1,565	10,479
CLS Holdings plc (REIT)	3,595	6,902
Corem Property Group AB, Class B	14,520	11,675
Deutsche EuroShop AG	202	4,783
Deutsche Wohnen SE	1,057	22,499
Dios Fastigheter AB	1,905	13,774
Entra ASA (m)	1,178	12,722
Fabege AB	5,425	46,115
Fastighets AB Balder, Class B*	13,060	60,726
Grainger plc	15,754	47,995
Grand City Properties SA	2,050	20,167
Helical plc (REIT)	2,197	8,858
Hiag Immobilien Holding AG	69	6,119
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,116
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,792	109,443
Hufvudstaden AB, Class A	2,318	32,943
Hulic Co. Ltd. (x)	8,945	70,884
Hysan Development Co. Ltd.	13,130	42,559
Intershop Holding AG	22	14,347
Kennedy-Wilson Holdings, Inc.	2,536	39,891
Kojamo OYJ	4,218	62,309
LEG Immobilien SE	1,602	104,366
Mobimo Holding AG (Registered)	151	38,540
Neobo Fastigheter AB*	2,391	4,480
NP3 Fastigheter AB	590	11,229
Nyfosa AB	3,924	30,309
Pandox AB*	1,901	21,206
Phoenix Spree Deutschland Ltd.	1,990	5,942
Platzer Fastigheter Holding AB, Class B	1,160	9,149
PSP Swiss Property AG (Registered)	973	114,174
Sagax AB, Class B	3,722	84,357
Samhallsbyggnadsbolaget i Norden AB (x)	23,910	39,824
Shurgard Self Storage SA	539	24,723
Sirius Real Estate Ltd.	23,315	20,858
Stendorren Fastigheter AB*	295	5,422
StorageVault Canada, Inc. (x)	5,139	22,848
Swire Properties Ltd.	22,802	57,958
Swiss Prime Site AG (Registered)	1,634	141,638
TAG Immobilien AG	3,271	21,166
Tricon Residential, Inc.	5,235	40,364
Tritax EuroBox plc (m)	17,462	12,962
VGP NV	212	17,656
Vonovia SE	15,315	360,995
Wallenstam AB, Class B	7,219	30,371
Wharf Real Estate Investment Co. Ltd.	33,514	195,362
Wihlborgs Fastigheter AB	5,731	43,114

		2,558,035

Total Real Estate Management & Development		4,625,846

Total Common Stocks (98.5%) (Cost $34,915,690)		33,250,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	11,804	$12,629
Picton Property Income Ltd. (The) (REIT)	11,835	11,432
UK Commercial Property REIT Ltd. (REIT)	15,920	11,240

Total Closed End Funds (0.1%) (Cost $46,308)		35,301

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
iShares U.S. Real Estate ETF (x)	2,307	194,226
Vanguard Global ex-U.S. Real Estate ETF	3,092	127,823

Total Exchange Traded Funds (1.0%) (Cost $353,557)		322,049

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	77,152	77,152

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.2%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $736,916, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $751,303. (xx)	$736,572	736,572

Total Short-Term Investments (2.4%) (Cost $813,724)		813,724

Total Investments in Securities (102.0%) (Cost $36,129,279)		34,421,170
Other Assets Less Liabilities (-2.0%)		(660,157)

Net Assets (100%)		$33,761,013

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $266,141 or 0.8% of net assets.

(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $1,041,367. This was collateralized by $275,487 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 2/2/23 – 2/15/52 and by cash of $813,724 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	3.7%
Austria	0.1
Belgium	1.0
Canada	2.8
Finland	0.2
France	1.4
Germany	1.8
Guernsey	0.0	#
Hong Kong	4.9
Ireland	0.0	#
Israel	0.2
Italy	0.1
Japan	11.0
Netherlands	0.2
New Zealand	0.3
Norway	0.0	#
Singapore	3.6
South Korea	0.1
Spain	0.4
Sweden	1.7
Switzerland	1.1
United Kingdom	3.9
United States	63.5
Cash and Other	(2.0)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$35,301	$—	$35,301
Common Stocks
Consumer Discretionary	—	213,258	—	213,258
Health Care	31,329	—	—	31,329
Real Estate	21,211,943	11,793,566	—	33,005,509
Exchange Traded Funds	322,049	—	—	322,049
Short-Term Investments
Investment Company	77,152	—	—	77,152
Repurchase Agreement	—	736,572	—	736,572

Total Assets	$21,642,473	$12,778,697	$—	$34,421,170

Total Liabilities	$—	$—	$—	$—

Total	$21,642,473	$12,778,697	$—	$34,421,170

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $61,738 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,790,435
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,700,203

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,481,639
Aggregate gross unrealized depreciation	(6,909,745)

Net unrealized depreciation	$(2,428,106)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,849,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $35,392,707)	$33,684,598
Repurchase Agreements (Cost $736,572)	736,572
Cash	67,446
Foreign cash (Cost $54,178)	54,508
Dividends, interest and other receivables	158,159
Receivable from investment manager	28,273
Receivable for securities sold	15,257
Receivable for Portfolio shares sold	11,904
Securities lending income receivable	709
Other assets	164

Total assets	34,757,590

LIABILITIES
Payable for return of collateral on securities loaned	813,724
Payable for securities purchased	68,582
Payable for Portfolio shares redeemed	7,328
Distribution fees payable – Class IB	3,623
Trustees’ fees payable	19
Accrued expenses	103,301

Total liabilities	996,577

NET ASSETS	$33,761,013

Net assets were comprised of:
Paid in capital	$36,077,543
Total distributable earnings (loss)	(2,316,530)

Net assets	$33,761,013

Class IB
Net asset value, offering and redemption price per share, $16,949,735 / 3,127,615 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.42

Class K
Net asset value, offering and redemption price per share, $16,811,278 / 3,082,955 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.45

(x)	Includes value of securities on loan of $1,041,367.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $46,196 foreign withholding tax)	$1,147,485
Interest	762
Securities lending (net)	5,786

Total income	1,154,033

EXPENSES
Investment management fees	175,322
Custodian fees	112,000
Professional fees	92,955
Distribution fees – Class IB	44,944
Administrative fees	32,506
Licensing fees	27,019
Printing and mailing expenses	12,203
Trustees’ fees	1,137
Miscellaneous	9,455

Gross expenses	507,541
Less: Waiver from investment manager	(207,828)
Reimbursement from investment manager	(27,073)

Net expenses	272,640

NET INVESTMENT INCOME (LOSS)	881,393

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(88,430)
Foreign currency transactions	(3,979)

Net realized gain (loss)	(92,409)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(11,212,612)
Foreign currency translations	197

Net change in unrealized appreciation (depreciation)	(11,212,415)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,304,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,423,431)

See Notes to Financial Statements.

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1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$881,393	$773,429
Net realized and unrealized gain (loss)	(92,409)	532,977
Net change in unrealized appreciation (depreciation)	(11,212,415)	7,166,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,423,431)	8,473,117

Distributions to shareholders:
Class IB	(34,090)	(778,325)
Class K	(81,189)	(899,638)

Total distributions to shareholders	(115,279)	(1,677,963)

Tax return of capital:
Class IB	—	(7,668,043)
Class K	—	(8,431,048)

Total	—	(16,099,091)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,022,276 and 419,705 shares, respectively ]	6,459,948	4,815,978
Capital shares issued in reinvestment of dividends and distributions [ 6,050 and 1,203,618 shares, respectively ]	34,090	8,446,368
Capital shares repurchased [ (626,479) and (278,326) shares, respectively ]	(3,943,332)	(3,165,904)

Total Class IB transactions	2,550,706	10,096,442

Class K
Capital shares sold [ 519,039 and 84,818 shares, respectively ]	2,922,541	916,506
Capital shares issued in reinvestment of dividends and distributions [ 14,321 and 1,321,279 shares, respectively ]	81,189	9,330,686
Capital shares repurchased [ (410,658) and (186,779) shares, respectively ]	(2,583,257)	(2,224,592)

Total Class K transactions	420,473	8,022,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,971,179	18,119,042

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,567,531)	8,815,105
NET ASSETS:
Beginning of year	41,328,544	32,513,439

End of year	$33,761,013	$41,328,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020		2019	2018
Net asset value, beginning of year	$7.24	$10.40		$11.58		$10.03	$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.22	(cc)	0.22	(aa)	0.23	0.31
Net realized and unrealized gain (loss)	(1.96)	2.28		(1.26)		1.94	(0.89)

Total from investment operations	(1.81)	2.50		(1.04)		2.17	(0.58)

Less distributions:
Dividends from net investment income	(0.01)	(0.41)		(0.14)		(0.53)	(0.34)
Distributions from net realized gains	— #	(2.42)		—		(0.07)	—
Return of capital	—	(2.83)		—		(0.02)	(0.08)

Total dividends and distributions	(0.01)	(5.66)		(0.14)		(0.62)	(0.42)

Net asset value, end of year	$5.42	$7.24		$10.40		$11.58	$10.03

Total return	(24.99)%	25.80%		(8.98)%		21.75%	(5.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,950	$19,746		$14,355		$15,893	$12,114
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.90	%(g)	0.90%		0.90%	0.90%
Before waivers and reimbursements (f)	1.57%	1.23	%(g)	1.52%		1.48%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.40%	1.96	%(dd)	2.31	%(bb)	1.96%	2.84%
Before waivers and reimbursements (f)	1.73%	1.62	%(dd)	1.69	%(bb)	1.38%	2.34%
Portfolio turnover rate^	25%	25%		29%		27%	15%

	Year Ended December 31,
Class K	2022	2021		2020		2019	2018
Net asset value, beginning of year	$7.29	$10.43		$11.62		$10.06	$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.25	(cc)	0.26	(aa)	0.25	0.34
Net realized and unrealized gain (loss)	(1.97)	2.29		(1.29)		1.95	(0.89)

Total from investment operations	(1.81)	2.54		(1.03)		2.20	(0.55)

Less distributions:
Dividends from net investment income	(0.03)	(0.43)		(0.16)		(0.54)	(0.37)
Distributions from net realized gains	— #	(2.42)		—		(0.07)	—
Return of capital	—	(2.83)		—		(0.03)	(0.08)

Total dividends and distributions	(0.03)	(5.68)		(0.16)		(0.64)	(0.45)

Net asset value, end of year	$5.45	$7.29		$10.43		$11.62	$10.06

Total return	(24.89)%	26.17%		(8.82)%		22.08%	(5.21)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,811	$21,582		$18,158		$15,792	$14,269
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65%	0.65	%(g)	0.65%		0.65%	0.65%
Before waivers and reimbursements (f)	1.32%	0.98	%(g)	1.29%		1.22%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.63%	2.18	%(dd)	2.68	%(bb)	2.19%	3.09%
Before waivers and reimbursements (f)	1.97%	2.18	%(dd)	2.04	%(bb)	1.62%	2.59%
Portfolio turnover rate^	25%	25%		29%		27%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC
➢	Horizon Kinetics Asset Management LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*,**	0.07%	8.76%	8.04%
Portfolio – Class K Shares*	0.31	9.03	8.30
Russell 2000® Value Index	(14.48)	4.13	6.12

* Date of inception 4/21/14.

** The returns of Class IB were calculated using the returns of Class K, adjusted for expenses for the period from April 14, 2015 through April 30, 2015.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 0.07% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned (14.48)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection contributed positively to returns on both a relative and an absolute basis. In particular, the Portfolio’s position in Texas Pacific Land Corp (TPL), the shares of which appreciated more than 90% during the year, contributed materially to relative and absolute returns.

•

Sector selection contributed positively on an absolute and on a relative basis. Overweight Energy exposure was the largest contributor, on both an absolute and relative basis, due to the TPL position noted above.

What hurt performance during the year:

•

Live Nation Entertainment shares fell nearly 42% — the company, which owns Ticketmaster, navigated negative publicity following the technical difficulties experienced during the Taylor Swift tour ticket presale, and is the subject of an antitrust lawsuit. However, the company has continued to generate strong returns and expects continued growth in light of the tours scheduled for 2023. Lions Gate Entertainment shares fell nearly 63%. The company reported an operating loss and has begun to exit its streaming business in certain international territories.

•

Overweight exposure to Communication Services and to Consumer Discretionary detracted from relative returns, due in part to the two securities mentioned above. Underweight exposure to Financials and to Materials also detracted modestly from relative returns.

Portfolio Positioning and Outlook — Horizon Kinetics Asset Management, LLC

For many years, there have been in place systemic supports for rising equity prices. These included low interest rates and low inflation. Furthermore, trends toward increased globalization, the exporting of inflation via cheap labor and materials from developing countries, and rising productivity, are not repeatable or are reversing. At the same time, years of underinvestment have created what we believe is a structural supply constraint on many key commodities, including energy. Therefore, we believe that the current inflation is likely to be sustained, and that diversification away from the major indexes is required in order to navigate the current and future investment landscape.

At period end, the Portfolio had exposure to many capital light, hard asset companies. These are businesses that provide exposure to hard assets such as commodities or real estate in a capital-light way. Many are royalty companies, which do not incur the operational risk of operators, but are able to participate on the upside as commodity prices rise. We believe that such businesses are well positioned to benefit in a period of sustained inflation.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Energy	20.3%
Industrials	17.4
Financials	15.7
Consumer Discretionary	12.8
Real Estate	8.9
Health Care	5.0
Investment Companies	4.0
Consumer Staples	3.6
Materials	3.4
Communication Services	3.0
Utilities	2.6
Information Technology	2.6
Repurchase Agreements	1.8
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,127.40	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class K
Actual	1,000.00	1,128.00	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,013	$64,758
ATN International, Inc.	1,703	77,163
Bandwidth, Inc., Class A*	2,969	68,138
Cogent Communications Holdings, Inc.	3,208	183,113
Consolidated Communications Holdings, Inc.*	10,203	36,527
EchoStar Corp., Class A*	14,225	237,273
Globalstar, Inc. (x)*	17,532	23,317
IDT Corp., Class B*	681	19,184
Liberty Latin America Ltd., Class A*	6,098	45,918
Liberty Latin America Ltd., Class C*	24,134	183,418
Radius Global Infrastructure, Inc.*	12,256	144,866

		1,083,675

Entertainment (1.7%)
Cinemark Holdings, Inc.*	3,673	31,808
IMAX Corp.*	2,990	43,834
Lions Gate Entertainment Corp., Class A*	9,713	55,461
Lions Gate Entertainment Corp., Class B*	19,093	103,675
Live Nation Entertainment, Inc.*	77,800	5,425,772
Madison Square Garden Entertainment Corp.*	11,365	511,084
Madison Square Garden Sports Corp., Class A	2,200	403,326
Marcus Corp. (The) (x)	3,781	54,409
Playstudios, Inc. (x)*	5,751	22,314
Skillz, Inc. (x)*	48,214	24,420

		6,676,103

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)*	430	4,562
Bumble, Inc., Class A*	14,017	295,058
Cars.com, Inc.*	9,152	126,023
DHI Group, Inc.*	1,166	6,168
Eventbrite, Inc., Class A*	1,432	8,392
fuboTV, Inc. (x)*	32,003	55,685
Outbrain, Inc.*	5,790	20,960
QuinStreet, Inc.*	7,488	107,453
TrueCar, Inc.*	13,367	33,551
Vinco Ventures, Inc. (x)*	15,769	7,317
Ziff Davis, Inc.*	6,035	477,368

		1,142,537

Media (0.6%)
Advantage Solutions, Inc.*	12,445	25,886
AMC Networks, Inc., Class A (x)*	5,291	82,910
Audacy, Inc. (x)*	16,312	3,672
Boston Omaha Corp., Class A*	3,366	89,199
Cardlytics, Inc.*	5,091	29,426
Clear Channel Outdoor Holdings, Inc.*	57,947	60,844
Cumulus Media, Inc., Class A*	2,751	17,084
Daily Journal Corp.*	185	46,344
Entravision Communications Corp., Class A	3,212	15,418
EW Scripps Co. (The), Class A*	9,404	124,039
Gannett Co., Inc.*	22,331	45,332
Gray Television, Inc.	7,729	86,487
iHeartMedia, Inc., Class A*	20,112	123,287
Innovid Corp.*	1,730	2,958
Integral Ad Science Holding Corp.*	4,764	41,876
John Wiley & Sons, Inc., Class A	563	22,554
Loyalty Ventures, Inc. (x)*	2,191	5,280
Magnite, Inc.*	21,469	227,357
PubMatic, Inc., Class A*	640	8,198
Scholastic Corp.	4,892	193,038
Stagwell, Inc.*	11,229	69,732
TEGNA, Inc.	36,163	766,294
Thryv Holdings, Inc.*	3,517	66,823
Urban One, Inc.*	1,823	6,854
Urban One, Inc., Class A*	1,443	6,566
WideOpenWest, Inc.*	3,627	33,042

		2,200,500

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	7,163	105,726
KORE Group Holdings, Inc. (x)*	7,759	9,776
Shenandoah Telecommunications Co.	7,634	121,228
Telephone and Data Systems, Inc.	16,519	173,284
United States Cellular Corp.*	2,303	48,018

		458,032

Total Communication Services		11,560,847

Consumer Discretionary (12.8%)
Auto Components (0.6%)
Adient plc*	15,526	538,597
American Axle & Manufacturing Holdings, Inc.*	17,389	135,982
Dana, Inc.	21,178	320,423
Dorman Products, Inc.*	3,000	242,610
Goodyear Tire & Rubber Co. (The) (x)*	45,515	461,977
Modine Manufacturing Co.*	8,048	159,833
Motorcar Parts of America, Inc.*	2,929	34,738
Patrick Industries, Inc.	3,125	189,375
Solid Power, Inc. (x)*	12,558	31,897
Standard Motor Products, Inc.	3,353	116,685
Stoneridge, Inc.*	3,634	78,349

		2,310,466

Automobiles (0.1%)
Cenntro Electric Group Ltd. (x)*	26,350	11,594
Faraday Future Intelligent Electric, Inc. (x)*	16,973	4,927
Lordstown Motors Corp. (x)*	27,049	30,836
Winnebago Industries, Inc.	4,888	257,597
Workhorse Group, Inc. (x)*	1,782	2,709

		307,663

Distributors (0.0%)†
Weyco Group, Inc.	962	20,356

Diversified Consumer Services (0.5%)
2U, Inc.*	12,540	78,626
Adtalem Global Education, Inc.*	7,258	257,659
American Public Education, Inc.*	2,941	36,145
Beachbody Co., Inc. (The) (x)*	12,549	6,601
European Wax Center, Inc., Class A	269	3,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Frontdoor, Inc.*	13,347	$277,617
Graham Holdings Co., Class B	609	367,964
Laureate Education, Inc., Class A	22,029	211,919
Perdoceo Education Corp.*	10,824	150,454
Rover Group, Inc. (x)*	950	3,486
Strategic Education, Inc.	3,677	287,983
Vivint Smart Home, Inc.*	11,569	137,671
WW International, Inc.*	8,607	33,223

		1,852,697

Hotels, Restaurants & Leisure (2.2%)
Bally’s Corp.*	5,681	110,098
Biglari Holdings, Inc., Class B*	123	17,072
BJ’s Restaurants, Inc.*	3,969	104,702
Bloomin’ Brands, Inc. (x)	4,100	82,492
Bluegreen Vacations Holding Corp.	1,016	25,359
Bowlero Corp. (x)*	4,611	62,156
Brinker International, Inc.*	730	23,294
Carnival Corp. (x)*	32,400	261,144
Century Casinos, Inc.*	844	5,933
Chuy’s Holdings, Inc.*	2,837	80,287
Denny’s Corp.*	2,473	22,776
Dine Brands Global, Inc.	295	19,057
El Pollo Loco Holdings, Inc.	3,034	30,219
Everi Holdings, Inc.*	6,191	88,841
First Watch Restaurant Group, Inc.*	1,763	23,853
Full House Resorts, Inc.*	3,300	24,816
Inspirato, Inc.*	3,498	4,163
Inspired Entertainment, Inc.*	1,024	12,974
International Game Technology plc	12,329	279,622
Jack in the Box, Inc.	2,977	203,121
Krispy Kreme, Inc. (x)	8,316	85,821
Life Time Group Holdings, Inc.*	6,945	83,062
Light & Wonder, Inc.*	15,225	892,185
Lindblad Expeditions Holdings, Inc. (x)*	4,701	36,198
Papa John’s International, Inc.	1,518	124,947
RCI Hospitality Holdings, Inc.	92	8,574
Red Rock Resorts, Inc., Class A	4,546	181,886
SeaWorld Entertainment, Inc.*	3,251	173,961
Vacasa, Inc., Class A (x)*	17,806	22,436
Wendy’s Co. (The)	249,600	5,648,448
Xponential Fitness, Inc., Class A*	1,851	42,443

		8,781,940

Household Durables (1.1%)
Aterian, Inc. (x)*	8,026	6,183
Beazer Homes USA, Inc.*	4,513	57,586
Century Communities, Inc.	4,138	206,941
Ethan Allen Interiors, Inc.	3,750	99,075
GoPro, Inc., Class A*	20,403	101,607
Green Brick Partners, Inc. (x)*	2,942	71,285
iRobot Corp. (x)*	508	24,450
KB Home	10,445	332,673
Landsea Homes Corp.*	1,278	6,658
La-Z-Boy, Inc.	7,238	165,171
Legacy Housing Corp.*	1,168	22,145
LGI Homes, Inc.*	3,091	286,227
Lifetime Brands, Inc.	1,765	13,396
M.D.C. Holdings, Inc.	7,111	224,708
M/I Homes, Inc.*	3,593	165,925
Meritage Homes Corp.*	5,402	498,064
Purple Innovation, Inc. (x)*	8,215	39,350
Snap One Holdings Corp. (x)*	2,854	21,148
Taylor Morrison Home Corp., Class A*	14,575	442,351
Traeger, Inc.*	4,543	12,811
Tri Pointe Homes, Inc.*	71,237	1,324,296
Tupperware Brands Corp.*	6,846	28,343
Universal Electronics, Inc.*	1,946	40,496
Vuzix Corp. (x)*	1,148	4,179
Weber, Inc., Class A (x)	4,386	35,307

		4,230,375

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	4,517	43,183
1stdibs.com, Inc. (x)*	3,844	19,528
aka Brands Holding Corp. (x)*	508	645
BARK, Inc. (x)*	17,986	26,799
Boxed, Inc. (x)*	8,662	1,688
ContextLogic, Inc., Class A*	92,856	45,286
Duluth Holdings, Inc., Class B (x)*	1,230	7,601
Groupon, Inc. (x)*	3,697	31,720
Lands’ End, Inc.*	2,466	18,717
Liquidity Services, Inc.*	2,211	31,087
Overstock.com, Inc.*	7,092	137,301
PetMed Express, Inc. (x)	674	11,930
Porch Group, Inc. (x)*	11,818	22,218
Poshmark, Inc., Class A*	7,688	137,461
Quotient Technology, Inc.*	1,628	5,584
Qurate Retail, Inc.*	55,132	89,865
RealReal, Inc. (The) (x)*	10,395	12,994
RumbleON, Inc., Class B (x)*	1,510	9,770
Stitch Fix, Inc., Class A*	9,249	28,764
ThredUp, Inc., Class A (x)*	7,413	9,711
Vivid Seats, Inc., Class A (x)*	2,626	19,170

		711,022

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,940	167,292
AMMO, Inc. (x)*	13,565	23,467
Clarus Corp. (x)	702	5,504
Johnson Outdoors, Inc., Class A	835	55,210
Smith & Wesson Brands, Inc.	6,686	58,035
Solo Brands, Inc., Class A (x)*	3,001	11,164
Sturm Ruger & Co., Inc.	253	12,807
Topgolf Callaway Brands Corp.*	22,809	450,478
Vista Outdoor, Inc.*	9,146	222,888

		1,006,845

Multiline Retail (0.0%)†
Big Lots, Inc.	5,046	74,176
Franchise Group, Inc. (x)	317	7,551

		81,727

Specialty Retail (7.5%)
Aaron’s Co., Inc. (The)	4,725	56,464
Abercrombie & Fitch Co., Class A*	7,844	179,706
Academy Sports & Outdoors, Inc.	12,454	654,333
American Eagle Outfitters, Inc.	24,934	348,079
America’s Car-Mart, Inc.*	955	69,008
Asbury Automotive Group, Inc.*	2,533	454,040
AutoNation, Inc.*	105,000	11,266,500
Bed Bath & Beyond, Inc. (x)*	3,360	8,434
Big 5 Sporting Goods Corp. (x)	3,357	29,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Buckle, Inc. (The)	428	$19,410
Build-A-Bear Workshop, Inc.*	588	14,018
Cato Corp. (The), Class A	2,789	26,021
Chico’s FAS, Inc.*	5,089	25,038
Children’s Place, Inc. (The)*	708	25,785
Citi Trends, Inc.*	1,191	31,538
Conn’s, Inc.*	2,149	14,785
Container Store Group, Inc. (The)*	5,248	22,619
Designer Brands, Inc., Class A	2,452	23,981
Destination XL Group, Inc.*	4,227	28,532
EVgo, Inc. (x)*	9,264	41,410
Express, Inc. (x)*	9,303	9,489
Foot Locker, Inc.	13,024	492,177
Genesco, Inc.*	2,040	93,881
Group 1 Automotive, Inc.	2,282	411,604
GrowGeneration Corp.*	9,371	36,734
Haverty Furniture Cos., Inc.	2,186	65,361
Hibbett, Inc.	436	29,744
JOANN, Inc.	1,580	4,503
LL Flooring Holdings, Inc.*	4,527	25,442
MarineMax, Inc.*	2,965	92,567
Monro, Inc.	5,048	228,170
National Vision Holdings, Inc.*	11,946	463,027
ODP Corp. (The)*	6,499	295,965
OneWater Marine, Inc., Class A*	1,625	46,475
Party City Holdco, Inc. (x)*	10,291	3,761
Penske Automotive Group, Inc.	105,000	12,067,650
Sally Beauty Holdings, Inc.*	1,110	13,897
Shoe Carnival, Inc.	2,735	65,394
Signet Jewelers Ltd.	7,393	502,724
Sleep Number Corp.*	1,822	47,336
Sonic Automotive, Inc., Class A	2,896	142,686
Sportsman’s Warehouse Holdings, Inc.*	5,837	54,926
Tile Shop Holdings, Inc.*	4,902	21,471
Tilly’s, Inc., Class A*	3,863	34,960
Torrid Holdings, Inc. (x)*	358	1,060
TravelCenters of America, Inc.*	2,122	95,023
Urban Outfitters, Inc.*	10,362	247,134
Volta, Inc. (x)*	20,032	7,119
Winmark Corp.	422	99,520
Zumiez, Inc.*	2,937	63,850

		29,102,993

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A (x)*	10,970	26,547
Ermenegildo Zegna NV (x)	6,549	68,568
Fossil Group, Inc.*	7,569	32,622
G-III Apparel Group Ltd.*	6,930	95,010
Movado Group, Inc.	25,426	819,989
Oxford Industries, Inc.	771	71,842
PLBY Group, Inc. (x)*	5,972	16,423
Rocky Brands, Inc.	906	21,400
Superior Group of Cos., Inc.	1,760	17,706
Unifi, Inc.*	1,941	16,712

		1,186,819

Total Consumer Discretionary		49,592,903

Consumer Staples (3.6%)
Beverages (0.3%)
Crimson Wine Group Ltd.*	156,400	877,404
Primo Water Corp.	25,279	392,836
Vintage Wine Estates, Inc. (x)*	4,469	14,569

		1,284,809

Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	5,257	183,942
Chefs’ Warehouse, Inc. (The)*	1,547	51,484
HF Foods Group, Inc.*	5,057	20,531
Ingles Markets, Inc., Class A	2,301	221,955
Natural Grocers by Vitamin Cottage, Inc.	270	2,468
PriceSmart, Inc.	1,525	92,690
Rite Aid Corp.*	4,374	14,609
SpartanNash Co.	5,720	172,973
United Natural Foods, Inc.*	8,842	342,274
Village Super Market, Inc., Class A	1,218	28,367
Weis Markets, Inc.	2,675	220,126

		1,351,419

Food Products (0.6%)
Alico, Inc.	12,202	291,262
AppHarvest, Inc. (x)*	12,713	7,213
B&G Foods, Inc. (x)	11,758	131,102
Benson Hill, Inc.*	14,103	35,963
Cal-Maine Foods, Inc.	472	25,700
Fresh Del Monte Produce, Inc.	5,045	132,129
Hain Celestial Group, Inc. (The)*	14,895	241,001
Hostess Brands, Inc.*	21,676	486,409
John B Sanfilippo & Son, Inc.	544	44,238
Lancaster Colony Corp.	504	99,439
Lifecore Biomedical, Inc.*	3,740	24,235
Mission Produce, Inc.*	5,505	63,968
Seneca Foods Corp., Class A*	843	51,381
Sovos Brands, Inc.*	1,659	23,840
SunOpta, Inc.*	1,061	8,955
Tattooed Chef, Inc. (x)*	754	927
Tootsie Roll Industries, Inc.	429	18,263
TreeHouse Foods, Inc.*	8,239	406,842
Utz Brands, Inc.	1,118	17,732
Whole Earth Brands, Inc.*	6,062	24,672

		2,135,271

Household Products (0.0%)†
Central Garden & Pet Co.*	827	30,971
Central Garden & Pet Co., Class A*	4,264	152,651

		183,622

Personal Products (2.2%)
Beauty Health Co. (The)*	1,680	15,288
Edgewell Personal Care Co.	8,365	322,387
Herbalife Nutrition Ltd.*	5,184	77,138
Honest Co., Inc. (The)*	10,426	31,382
Inter Parfums, Inc.	82,000	7,914,640
Nature’s Sunshine Products, Inc.*	2,123	17,663
Nu Skin Enterprises, Inc., Class A	4,774	201,272

		8,579,770

Tobacco (0.1%)
Universal Corp.	3,950	208,599
Vector Group Ltd.	19,773	234,508

		443,107

Total Consumer Staples		13,977,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Energy (20.3%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	21,956	$197,165
Borr Drilling Ltd. (x)*	17,862	88,774
Bristow Group, Inc.*	3,647	98,943
Diamond Offshore Drilling, Inc.*	16,816	174,886
DMC Global, Inc.*	2,124	41,291
Dril-Quip, Inc.*	5,682	154,380
Expro Group Holdings NV*	12,829	232,590
Helix Energy Solutions Group, Inc.*	23,312	172,043
Helmerich & Payne, Inc.	16,734	829,504
Nabors Industries Ltd.*	207	32,058
National Energy Services Reunited Corp.*	5,934	41,182
Newpark Resources, Inc.*	13,014	54,008
Noble Corp. plc*	11,230	423,483
Oceaneering International, Inc.*	1,557	27,232
Oil States International, Inc.*	10,116	75,465
Patterson-UTI Energy, Inc.	10,946	184,331
ProFrac Holding Corp., Class A (x)*	2,169	54,659
ProPetro Holding Corp.*	14,731	152,760
Select Energy Services, Inc., Class A	12,072	111,545
Subsea 7 SA (ADR)	160,000	1,828,816
TerraVest Industries, Inc. (x)	16,000	326,027
Tidewater, Inc.*	7,512	276,817
US Silica Holdings, Inc.*	9,804	122,550

		5,700,509

Oil, Gas & Consumable Fuels (18.8%)
Aemetis, Inc. (x)*	6,665	26,393
Alto Ingredients, Inc.*	14,987	43,163
Amplify Energy Corp.*	1,220	10,724
Ardmore Shipping Corp.*	6,662	95,999
Berry Corp.	10,472	83,776
California Resources Corp.	11,506	500,626
Callon Petroleum Co.*	1,394	51,703
Centrus Energy Corp., Class A (x)*	1,373	44,595
Chord Energy Corp.	2,655	363,229
Civitas Resources, Inc.	11,565	669,960
Clean Energy Fuels Corp.*	28,340	147,368
CNX Resources Corp.*	26,138	440,164
CONSOL Energy, Inc.	402	26,130
DHT Holdings, Inc.	22,389	198,814
Dorian LPG Ltd.	5,094	96,531
Energy Fuels, Inc. (x)*	5,589	34,708
Equitrans Midstream Corp.	51,227	343,221
Excelerate Energy, Inc., Class A	3,136	78,557
FLEX LNG Ltd. (x)	4,681	153,022
Frontline Ltd. (x)	20,259	245,944
Gevo, Inc. (x)*	36,262	68,898
Golar LNG Ltd.*	14,395	328,062
Green Plains, Inc.*	6,495	198,098
International Seaways, Inc.	7,991	295,827
Kinetik Holdings, Inc. (x)	2,551	84,387
Murphy Oil Corp.	13,103	563,560
NACCO Industries, Inc., Class A	803	30,514
NextDecade Corp. (x)*	609	3,008
Nordic American Tankers Ltd. (x)	33,575	102,740
Northern Oil and Gas, Inc. (x)	1,752	53,997
PBF Energy, Inc., Class A	12,318	502,328
Peabody Energy Corp.*	19,121	505,177
Permian Basin Royalty Trust	25,900	652,680
Permian Resources Corp. (x)	28,090	264,046
PrairieSky Royalty Ltd. (x)	91,300	1,463,228
REX American Resources Corp.*	2,721	86,691
Riley Exploration Permian, Inc. (x)	600	17,658
Ring Energy, Inc. (x)*	8,118	19,970
Scorpio Tankers, Inc.	7,609	409,136
SFL Corp. Ltd.	17,938	165,388
Teekay Corp.*	10,928	49,613
Teekay Tankers Ltd., Class A*	3,762	115,907
Texas Pacific Land Corp.	27,033	63,371,570
Ur-Energy, Inc. (x)*	9,073	10,434
Vertex Energy, Inc. (x)*	1,092	6,770
W&T Offshore, Inc.*	2,615	14,592
World Fuel Services Corp.	9,826	268,545

		73,307,451

Total Energy		79,007,960

Financials (15.7%)
Banks (8.5%)
1st Source Corp.	2,771	147,112
ACNB Corp.	1,565	62,303
Amalgamated Financial Corp.	3,231	74,442
Amerant Bancorp, Inc.	4,831	129,664
American National Bankshares, Inc.	1,910	70,536
Ameris Bancorp	10,295	485,306
Arrow Financial Corp.	2,549	86,411
Associated Banc-Corp.	24,459	564,758
Atlantic Union Bankshares Corp.	12,336	433,487
Banc of California, Inc.	8,279	131,884
BancFirst Corp.	1,307	115,251
Bancorp, Inc. (The)*	3,535	100,323
Bank First Corp. (x)	1,347	125,029
Bank of Marin Bancorp	2,706	88,973
Bank of NT Butterfield & Son Ltd. (The)	7,819	233,084
BankUnited, Inc.	11,284	383,317
Bankwell Financial Group, Inc.	1,164	34,257
Banner Corp.	4,906	310,059
Bar Harbor Bankshares	2,508	80,356
BayCom Corp.	2,179	41,357
BCB Bancorp, Inc.	2,637	47,440
Berkshire Hills Bancorp, Inc.	6,576	196,622
Blue Ridge Bankshares, Inc.	3,331	41,604
Brookline Bancorp, Inc.	10,759	152,240
Business First Bancshares, Inc.	4,228	93,608
Byline Bancorp, Inc.	4,365	100,264
Cadence Bank	24,080	593,813
Cambridge Bancorp	1,211	100,586
Camden National Corp.	2,435	101,515
Capital Bancorp, Inc.	1,828	43,031
Capital City Bank Group, Inc.	2,374	77,155
Capstar Financial Holdings, Inc.	3,812	67,320
Carter Bankshares, Inc.*	4,203	69,728
Cathay General Bancorp	11,831	482,586
Central Pacific Financial Corp.	3,611	73,231
Citizens & Northern Corp.	2,809	64,214
City Holding Co.	1,945	181,060
Civista Bancshares, Inc.	2,699	59,405
CNB Financial Corp.	3,430	81,600
Colony Bankcorp, Inc.	3,189	40,468
Columbia Banking System, Inc.	11,435	344,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Community Bank System, Inc.	7,637	$480,749
Community Trust Bancorp, Inc.	2,731	125,435
ConnectOne Bancorp, Inc.	6,375	154,339
CrossFirst Bankshares, Inc.*	7,916	98,238
Customers Bancorp, Inc.*	4,530	128,380
CVB Financial Corp.	20,946	539,359
Dime Community Bancshares, Inc.	5,205	165,675
Eagle Bancorp, Inc.	4,644	204,661
Eastern Bankshares, Inc.	20,459	352,918
Enterprise Bancorp, Inc.	1,695	59,833
Enterprise Financial Services Corp.	5,878	287,787
Equity Bancshares, Inc., Class A	2,720	88,862
Esquire Financial Holdings, Inc.	380	16,439
Farmers & Merchants Bancorp, Inc. (x)	1,733	47,103
Farmers National Banc Corp.	5,715	80,696
FB Financial Corp.	6,029	217,888
Financial Institutions, Inc.	2,814	68,549
First Bancorp (Nasdaq Stock Exchange)	5,215	223,411
First Bancorp (Quotrix Stock Exchange)	25,514	324,538
First Bancorp, Inc. (The)	1,722	51,557
First Bancshares, Inc. (The)	3,670	117,477
First Bank	3,157	43,440
First Busey Corp.	8,693	214,891
First Business Financial Services, Inc.	1,457	53,253
First Commonwealth Financial Corp.	13,271	185,396
First Community Bankshares, Inc.	2,700	91,530
First Financial Bancorp	13,043	316,032
First Financial Corp.	1,913	88,151
First Foundation, Inc.	8,904	127,594
First Guaranty Bancshares, Inc. (x)	1,079	25,303
First Internet Bancorp	1,801	43,728
First Interstate BancSystem, Inc., Class A	14,643	565,952
First Merchants Corp.	9,454	388,654
First Mid Bancshares, Inc.	3,284	105,351
First of Long Island Corp. (The)	4,051	72,918
First Western Financial, Inc.*	1,510	42,507
Five Star Bancorp	1,661	45,246
Flushing Financial Corp.	5,046	97,791
Fulton Financial Corp.	26,702	449,395
FVCBankcorp, Inc.*	2,299	43,842
German American Bancorp, Inc.	4,711	175,720
Glacier Bancorp, Inc.	15,769	779,304
Great Southern Bancorp, Inc.	1,659	98,694
Guaranty Bancshares, Inc.	1,463	50,678
Hancock Whitney Corp.	13,889	672,089
Hanmi Financial Corp.	4,043	100,064
HarborOne Bancorp, Inc.	7,376	102,526
HBT Financial, Inc.	2,001	39,160
Heartland Financial USA, Inc.	6,824	318,135
Heritage Commerce Corp.	10,167	132,171
Heritage Financial Corp.	4,651	142,507
Hilltop Holdings, Inc.	8,355	250,734
Home BancShares, Inc.	30,705	699,767
HomeStreet, Inc.	2,599	71,680
HomeTrust Bancshares, Inc.	2,140	51,724
Hope Bancorp, Inc.	15,473	198,209
Horizon Bancorp, Inc.	7,124	107,430
Independent Bank Corp.	3,254	77,836
Independent Bank Corp./MA	6,151	519,329
Independent Bank Group, Inc.	5,697	342,276
International Bancshares Corp.	8,843	404,656
John Marshall Bancorp, Inc.	2,187	62,942
Lakeland Bancorp, Inc.	10,565	186,050
Lakeland Financial Corp.	400	29,188
Live Oak Bancshares, Inc.	1,258	37,992
Macatawa Bank Corp.	4,849	53,484
Mercantile Bank Corp.	2,618	87,651
Metrocity Bankshares, Inc.	2,584	55,892
Metropolitan Bank Holding Corp.*	1,613	94,635
Mid Penn Bancorp, Inc.	2,439	73,097
Midland States Bancorp, Inc.	3,581	95,326
MidWestOne Financial Group, Inc.	2,567	81,502
MVB Financial Corp.	1,873	41,243
National Bank Holdings Corp., Class A	4,441	186,833
NBT Bancorp, Inc.	5,894	255,917
Nicolet Bankshares, Inc.*	1,875	149,606
Northeast Bank	1,197	50,394
Northwest Bancshares, Inc.	17,154	239,813
OceanFirst Financial Corp.	9,790	208,037
OFG Bancorp	6,713	185,010
Old National Bancorp	47,792	859,300
Old Second Bancorp, Inc.	7,126	114,301
Origin Bancorp, Inc.	3,736	137,111
Orrstown Financial Services, Inc.	1,813	41,989
Pacific Premier Bancorp, Inc.	13,713	432,782
Park National Corp.	2,284	321,473
Parke Bancorp, Inc.	1,973	40,920
Pathward Financial, Inc.	2,762	118,904
PCB Bancorp	2,341	41,412
PCSB Financial Corp.	2,422	46,115
Peapack-Gladstone Financial Corp.	3,009	111,995
Peoples Bancorp, Inc.	4,806	135,770
Peoples Financial Services Corp.	1,235	64,022
Preferred Bank	1,427	106,483
Premier Financial Corp.	5,845	157,640
Primis Financial Corp.	4,147	49,142
Professional Holding Corp., Class A*	2,289	63,497
QCR Holdings, Inc.	2,742	136,113
RBB Bancorp	2,618	54,585
Red River Bancshares, Inc.	821	41,920
Renasant Corp.	8,009	301,058
Republic Bancorp, Inc., Class A	1,536	62,853
Republic First Bancorp, Inc.*	8,472	18,215
S&T Bancorp, Inc.	5,122	175,070
Sandy Spring Bancorp, Inc.	7,313	257,637
Seacoast Banking Corp. of Florida	8,559	266,955
Shore Bancshares, Inc.	3,157	55,027
Sierra Bancorp	2,425	51,507
Silvergate Capital Corp., Class A*	1,543	26,848
Simmons First National Corp., Class A	17,188	370,917
SmartFinancial, Inc.	2,667	73,343
South Plains Financial, Inc.	1,797	49,471
Southern First Bancshares, Inc.*	1,347	61,625
Southside Bancshares, Inc.	4,719	169,837
SouthState Corp.	12,205	931,974
Stellar Bancorp, Inc.	7,155	210,786
Stock Yards Bancorp, Inc.	865	56,208
Summit Financial Group, Inc.	1,998	49,730
Texas Capital Bancshares, Inc.*	8,225	496,050
Third Coast Bancshares, Inc.*	2,039	37,579
Tompkins Financial Corp.	2,209	171,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Towne Bank	11,153	$343,959
TriCo Bancshares	5,214	265,862
Triumph Financial, Inc.*	2,307	112,743
Trustmark Corp.	8,198	286,192
UMB Financial Corp.	7,212	602,346
United Bankshares, Inc.	21,039	851,869
United Community Banks, Inc.	15,370	519,506
Unity Bancorp, Inc.	1,371	37,469
Univest Financial Corp.	5,000	130,650
USCB Financial Holdings, Inc.*	2,473	30,171
Valley National Bancorp	70,241	794,426
Veritex Holdings, Inc.	5,735	161,039
Washington Federal, Inc.	10,721	359,690
Washington Trust Bancorp, Inc.	2,948	139,087
WesBanco, Inc.	9,164	338,885
West Bancorp, Inc.	2,312	59,072
Westamerica Bancorp	2,974	175,496

		33,232,105

Capital Markets (2.8%)
Artisan Partners Asset Management, Inc., Class A	3,652	108,464
AssetMark Financial Holdings, Inc.*	3,502	80,546
Associated Capital Group, Inc., Class A‡	146,454	6,149,604
Bakkt Holdings, Inc. (x)*	9,199	10,947
BGC Partners, Inc., Class A	51,833	195,410
Brightsphere Investment Group, Inc.	548	11,278
Cowen, Inc., Class A	4,418	170,623
Donnelley Financial Solutions, Inc.*	3,781	146,136
Federated Hermes, Inc., Class B	17,600	639,056
Galaxy Digital Holdings Ltd. (x)*	70,000	200,074
GAMCO Investors, Inc., Class A (x)	85,505	1,303,096
GCM Grosvenor, Inc., Class A (x)	700	5,327
MarketWise, Inc. (x)*	2,252	3,783
Moelis & Co., Class A	5,359	205,625
Onex Corp.	9,600	461,856
Oppenheimer Holdings, Inc., Class A	1,247	52,786
OTC Markets Group, Inc., Class A	100	5,690
Perella Weinberg Partners	877	8,595
Piper Sandler Cos.	2,869	373,515
Sculptor Capital Management, Inc.	2,082	18,030
StoneX Group, Inc.*	2,617	249,400
Urbana Corp.	9,000	28,316
Urbana Corp. (Non-Voting) (x)	8,600	24,644
Value Line, Inc.	23	1,170
Victory Capital Holdings, Inc., Class A	2,216	59,455
Virtus Investment Partners, Inc.	1,046	200,246

		10,713,672

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	212	5,554
Bread Financial Holdings, Inc.	6,275	236,316
Consumer Portfolio Services, Inc. (x)*	1,457	12,894
Curo Group Holdings Corp. (x)	658	2,336
Encore Capital Group, Inc.*	3,826	183,418
Enova International, Inc.*	5,129	196,800
EZCORP, Inc., Class A*	7,659	62,421
FirstCash Holdings, Inc.	3,111	270,377
Green Dot Corp., Class A*	6,494	102,735
LendingClub Corp.*	16,500	145,200
Moneylion, Inc. (x)*	18,885	11,709
Navient Corp.	17,449	287,036
Nelnet, Inc., Class A	2,413	218,980
Oportun Financial Corp.*	4,041	22,266
OppFi, Inc. (x)*	2,536	5,199
PRA Group, Inc.*	6,488	219,165
PROG Holdings, Inc.*	6,946	117,318
Regional Management Corp.	1,167	32,769
Sunlight Financial Holdings, Inc. (x)*	3,603	4,648
World Acceptance Corp.*	189	12,463

		2,149,604

Diversified Financial Services (0.3%)
Alerus Financial Corp.	2,839	66,291
A-Mark Precious Metals, Inc.	3,006	104,398
Banco Latinoamericano de Comercio Exterior SA, Class E	5,010	81,162
Cannae Holdings, Inc.*	11,628	240,118
Compass Diversified Holdings	10,409	189,756
Jackson Financial, Inc., Class A	12,230	425,482
SWK Holdings Corp. (x)*	438	7,726

		1,114,933

Insurance (1.3%)
Ambac Financial Group, Inc.*	7,323	127,713
American Equity Investment Life Holding Co.	11,642	531,108
AMERISAFE, Inc.	3,265	169,682
Argo Group International Holdings Ltd.	5,262	136,023
Bright Health Group, Inc. (x)*	30,619	19,899
CNO Financial Group, Inc.	18,711	427,546
Crawford & Co., Class A	4,142	23,030
Donegal Group, Inc., Class A	2,930	41,606
eHealth, Inc.*	3,004	14,539
Employers Holdings, Inc.	3,931	169,544
Enstar Group Ltd.*	1,852	427,886
Genworth Financial, Inc., Class A*	71,301	377,182
Goosehead Insurance, Inc., Class A*	378	12,981
Greenlight Capital Re Ltd., Class A*	4,544	37,034
Hippo Holdings, Inc. (x)*	2,823	38,393
Horace Mann Educators Corp.	5,839	218,204
Investors Title Co.	191	28,182
James River Group Holdings Ltd.	5,410	113,123
Lemonade, Inc. (x)*	8,108	110,918
MBIA, Inc.*	7,724	99,253
Mercury General Corp.	4,575	156,465
National Western Life Group, Inc., Class A	380	106,780
NI Holdings, Inc.*	1,349	17,901
Oscar Health, Inc., Class A*	21,956	54,012
ProAssurance Corp.	7,537	131,671
Root, Inc., Class A (x)*	1,111	4,988
Safety Insurance Group, Inc.	2,035	171,469
Selective Insurance Group, Inc.	9,722	861,466
Selectquote, Inc.*	21,439	14,405
SiriusPoint Ltd.*	13,634	80,441
Stewart Information Services Corp.	3,891	166,262
Tiptree, Inc.	3,849	53,270
Trean Insurance Group, Inc.*	3,696	22,176
United Fire Group, Inc.	3,315	90,698
Universal Insurance Holdings, Inc.	3,150	33,359

		5,089,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT) (x)	2,350	$36,965
Angel Oak Mortgage, Inc. (REIT) (x)	1,928	9,119
Apollo Commercial Real Estate Finance, Inc. (REIT)	22,531	242,434
Arbor Realty Trust, Inc. (REIT)	26,367	347,781
Ares Commercial Real Estate Corp. (REIT)	8,563	88,113
ARMOUR Residential REIT, Inc. (REIT) (x)	21,507	121,084
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	27,224	576,332
BrightSpire Capital, Inc. (REIT)	15,518	96,677
Broadmark Realty Capital, Inc. (REIT)	21,884	77,907
Chicago Atlantic Real Estate Finance, Inc. (REIT)	867	13,066
Chimera Investment Corp. (REIT) (x)	38,228	210,254
Claros Mortgage Trust, Inc. (REIT) (x)	14,745	216,899
Dynex Capital, Inc. (REIT)	6,941	88,290
Ellington Financial, Inc. (REIT)	9,393	116,191
Franklin BSP Realty Trust, Inc. (REIT) (x)	13,170	169,893
Granite Point Mortgage Trust, Inc. (REIT)	8,132	43,588
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	13,161	381,406
Invesco Mortgage Capital, Inc. (REIT) (x)	5,733	72,985
KKR Real Estate Finance Trust, Inc. (REIT)	9,034	126,115
Ladder Capital Corp. (REIT)	18,095	181,674
MFA Financial, Inc. (REIT) (x)	16,265	160,210
New York Mortgage Trust, Inc. (REIT)	59,569	152,497
Nexpoint Real Estate Finance, Inc. (REIT)	1,082	17,193
Orchid Island Capital, Inc. (REIT) (x)	5,493	57,676
PennyMac Mortgage Investment Trust (REIT) (x)‡	11,491	142,373
Ready Capital Corp. (REIT) (x)	11,406	127,063
Redwood Trust, Inc. (REIT)	17,679	119,510
TPG RE Finance Trust, Inc. (REIT)	10,530	71,499
Two Harbors Investment Corp. (REIT)	13,917	219,471

		4,284,265

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	8,202	313,480
Blue Foundry Bancorp (x)*	4,575	58,789
Bridgewater Bancshares, Inc.*	2,905	51,535
Capitol Federal Financial, Inc.	19,827	171,504
Columbia Financial, Inc.*	3,822	82,632
Enact Holdings, Inc.	5,225	126,027
Essent Group Ltd.	17,223	669,630
Federal Agricultural Mortgage Corp., Class C	1,546	174,250
Finance of America Cos., Inc., Class A*	6,040	7,671
Hingham Institution For Savings (The)	253	69,818
Home Bancorp, Inc.	1,281	51,278
Home Point Capital, Inc. (x)	915	1,254
Kearny Financial Corp.	10,492	106,494
Luther Burbank Corp.	3,214	35,708
Merchants Bancorp	2,792	67,901
Mr Cooper Group, Inc.*	11,291	453,108
NMI Holdings, Inc., Class A*	12,778	267,060
Northfield Bancorp, Inc.	6,656	104,699
PennyMac Financial Services, Inc.‡	4,477	253,667
Pioneer Bancorp, Inc.*	2,650	30,210
Provident Bancorp, Inc.	2,526	18,389
Provident Financial Services, Inc.	10,562	225,604
Radian Group, Inc.	25,861	493,169
Southern Missouri Bancorp, Inc.	1,468	67,278
Sterling Bancorp, Inc.*	4,177	25,438
TrustCo Bank Corp.	2,656	99,839
Velocity Financial, Inc.*	1,217	11,744
Walker & Dunlop, Inc.	1,625	127,530
Waterstone Financial, Inc.	3,603	62,116
WSFS Financial Corp.	8,569	388,518

		4,616,340

Total Financials		61,200,128

Health Care (5.0%)
Biotechnology (2.6%)
2seventy bio, Inc.*	6,474	60,661
4D Molecular Therapeutics, Inc. (x)*	4,739	105,253
Absci Corp.*	8,803	18,486
Adicet Bio, Inc.*	5,122	45,791
ADMA Biologics, Inc.*	16,369	63,512
Aerovate Therapeutics, Inc. (x)*	1,411	41,342
Affimed NV*	1,287	1,596
Agios Pharmaceuticals, Inc.*	8,806	247,272
Akero Therapeutics, Inc.*	5,263	288,412
Allogene Therapeutics, Inc. (x)*	13,304	83,682
Allovir, Inc.*	5,044	25,876
Alpine Immune Sciences, Inc.*	1,988	14,612
ALX Oncology Holdings, Inc. (x)*	3,389	38,194
AnaptysBio, Inc.*	3,201	99,199
Anika Therapeutics, Inc.*	2,302	68,139
Arbutus Biopharma Corp.*	7,138	16,632
Arcellx, Inc. (x)*	4,807	148,921
Arcturus Therapeutics Holdings, Inc.*	338	5,732
Arcus Biosciences, Inc.*	8,308	171,809
Atara Biotherapeutics, Inc.*	14,514	47,606
Avidity Biosciences, Inc.*	8,690	192,831
BioCryst Pharmaceuticals, Inc. (x)*	9,497	109,026
Biohaven Ltd. (x)*	3,695	51,287
Bioxcel Therapeutics, Inc. (x)*	3,155	67,769
Bluebird Bio, Inc.*	13,606	94,154
Bridgebio Pharma, Inc.*	6,374	48,570
C4 Therapeutics, Inc.*	6,640	39,176
Caribou Biosciences, Inc. (x)*	8,808	55,314
Celldex Therapeutics, Inc.*	5,853	260,868
Century Therapeutics, Inc. (x)*	3,168	16,252
Chimerix, Inc.*	5,292	9,843
Chinook Therapeutics, Inc.*	8,198	214,788
Cogent Biosciences, Inc. (x)*	10,478	121,126
Crinetics Pharmaceuticals, Inc.*	7,548	138,128
CTI BioPharma Corp. (x)*	12,589	75,660
Cullinan Oncology, Inc.*	4,695	49,532
Cytokinetics, Inc.*	1,243	56,954
Day One Biopharmaceuticals, Inc. (x)*	4,589	98,755
Deciphera Pharmaceuticals, Inc.*	5,410	88,670
Design Therapeutics, Inc. (x)*	5,243	53,793
Dyne Therapeutics, Inc.*	4,932	57,162
Editas Medicine, Inc.*	11,606	102,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Eiger BioPharmaceuticals, Inc.*	571	$674
Emergent BioSolutions, Inc.*	7,922	93,559
Enanta Pharmaceuticals, Inc.*	2,864	133,233
Enochian Biosciences, Inc. (x)*	2,749	2,831
EQRx, Inc. (x)*	31,593	77,719
Erasca, Inc. (x)*	10,163	43,803
FibroGen, Inc.*	1,568	25,119
Generation Bio Co.*	7,412	29,129
Geron Corp.*	17,244	41,730
HilleVax, Inc. (x)*	2,161	36,154
Icosavax, Inc. (x)*	3,675	29,180
Ideaya Biosciences, Inc.*	7,215	131,097
IGM Biosciences, Inc. (x)*	439	7,467
Imago Biosciences, Inc.*	1,752	62,984
ImmunityBio, Inc. (x)*	2,783	14,110
ImmunoGen, Inc.*	17,104	84,836
Immunovant, Inc.*	7,248	128,652
Inovio Pharmaceuticals, Inc. (x)*	39,310	61,324
Instil Bio, Inc.*	10,994	6,926
Intellia Therapeutics, Inc.*	4,842	168,937
Invivyd, Inc. (x)*	8,498	12,747
Iovance Biotherapeutics, Inc.*	24,735	158,057
iTeos Therapeutics, Inc.*	3,922	76,597
Janux Therapeutics, Inc.*	2,686	35,375
Jounce Therapeutics, Inc.*	6,839	7,591
KalVista Pharmaceuticals, Inc.*	3,886	26,269
Keros Therapeutics, Inc.*	156	7,491
Kezar Life Sciences, Inc.*	8,269	58,214
Kiniksa Pharmaceuticals Ltd., Class A*	210	3,146
Kinnate Biopharma, Inc. (x)*	4,689	28,603
Kodiak Sciences, Inc.*	5,441	38,958
Kronos Bio, Inc.*	6,729	10,901
Krystal Biotech, Inc.*	2,334	184,899
Kura Oncology, Inc.*	10,697	132,750
Kymera Therapeutics, Inc.*	6,168	153,953
Lexicon Pharmaceuticals, Inc.*	7,974	15,230
Lyell Immunopharma, Inc. (x)*	28,819	100,002
MacroGenics, Inc.*	9,667	64,866
MannKind Corp.*	36,506	192,387
MeiraGTx Holdings plc*	4,502	29,353
Mersana Therapeutics, Inc.*	15,171	88,902
MiMedx Group, Inc.*	17,619	48,981
Monte Rosa Therapeutics, Inc. (x)*	4,606	35,052
Morphic Holding, Inc.*	546	14,605
Myriad Genetics, Inc.*	12,812	185,902
Nkarta, Inc.*	5,100	30,549
Nurix Therapeutics, Inc.*	7,328	80,461
Nuvalent, Inc., Class A (x)*	3,322	98,929
Pardes Biosciences, Inc.*	5,616	9,491
PepGen, Inc. (x)*	1,825	24,400
PMV Pharmaceuticals, Inc. (x)*	6,376	55,471
Point Biopharma Global, Inc.*	582	4,243
Praxis Precision Medicines, Inc.*	4,336	10,320
Precigen, Inc. (x)*	1,719	2,613
Prime Medicine, Inc. (x)*	1,111	20,642
Protagonist Therapeutics, Inc.*	7,271	79,327
PTC Therapeutics, Inc.*	2,809	107,220
Rallybio Corp. (x)*	553	3,633
RAPT Therapeutics, Inc.*	1,270	25,146
Recursion Pharmaceuticals, Inc., Class A (x)*	20,369	157,045
REGENXBIO, Inc.*	6,533	148,168
Relay Therapeutics, Inc. (x)*	12,775	190,859
Replimune Group, Inc.*	6,554	178,269
REVOLUTION Medicines, Inc.*	10,539	251,039
Rocket Pharmaceuticals, Inc.*	8,731	170,866
Sage Therapeutics, Inc.*	8,453	322,397
Sana Biotechnology, Inc. (x)*	13,755	54,332
Sangamo Therapeutics, Inc.*	21,914	68,810
Sorrento Therapeutics, Inc. (x)*	60,699	53,779
SpringWorks Therapeutics, Inc.*	4,849	126,122
Stoke Therapeutics, Inc. (x)*	3,523	32,517
Sutro Biopharma, Inc.*	8,325	67,266
Syndax Pharmaceuticals, Inc.*	6,584	167,563
Talaris Therapeutics, Inc. (x)*	3,043	3,104
Tango Therapeutics, Inc. (x)*	7,411	53,730
Tenaya Therapeutics, Inc.*	3,817	7,672
Travere Therapeutics, Inc.*	834	17,539
Twist Bioscience Corp. (x)*	2,722	64,811
Tyra Biosciences, Inc.*	1,741	13,232
Vanda Pharmaceuticals, Inc.*	8,674	64,101
Vaxart, Inc. (x)*	15,304	14,706
VBI Vaccines, Inc. (x)*	26,766	10,468
Vera Therapeutics, Inc. (x)*	188	3,638
Veracyte, Inc.*	11,609	275,482
Verve Therapeutics, Inc. (x)*	6,533	126,414
Vir Biotechnology, Inc.*	11,751	297,418
Viridian Therapeutics, Inc. (x)*	1,553	45,363
VistaGen Therapeutics, Inc. (x)*	4,447	458
Xencor, Inc.*	9,333	243,031
Zentalis Pharmaceuticals, Inc.*	302	6,082

		10,274,351

Health Care Equipment & Supplies (0.5%)
Alphatec Holdings, Inc.*	903	11,152
AngioDynamics, Inc.*	5,793	79,770
Artivion, Inc.*	888	10,762
AtriCure, Inc.*	2,727	121,024
Avanos Medical, Inc.*	7,604	205,764
Bioventus, Inc., Class A (x)*	4,458	11,635
Butterfly Network, Inc.*	21,008	51,680
Cardiovascular Systems, Inc.*	2,963	40,356
Cue Health, Inc. (x)*	17,155	35,511
Embecta Corp.	1,299	32,852
Enovis Corp.*	2,933	156,974
Figs, Inc., Class A*	2,803	18,864
Inari Medical, Inc.*	709	45,064
Inogen, Inc.*	3,384	66,699
Integer Holdings Corp.*	5,365	367,288
LivaNova plc*	2,063	114,579
Merit Medical Systems, Inc.*	1,319	93,148
Nano-X Imaging Ltd. (x)*	6,592	48,649
Neogen Corp.*	3,172	48,309
OraSure Technologies, Inc.*	11,358	54,746
Orthofix Medical, Inc.*	2,956	60,687
RxSight, Inc.*	255	3,231
SeaSpine Holdings Corp.*	5,977	49,908
Sight Sciences, Inc. (x)*	3,145	38,400
Tactile Systems Technology, Inc.*	1,820	20,894
Utah Medical Products, Inc.	20	2,011
Varex Imaging Corp.*	5,974	121,272
ViewRay, Inc.*	2,882	12,911
Zimvie, Inc.*	3,333	31,130

		1,955,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.7%)
1Life Healthcare, Inc.*	29,179	$487,581
23andMe Holding Co. (x)*	23,603	50,982
Accolade, Inc.*	10,269	79,995
AdaptHealth Corp.*	11,706	224,989
Addus HomeCare Corp.*	1,462	145,454
ATI Physical Therapy, Inc. (x)*	9,689	2,955
Aveanna Healthcare Holdings, Inc.*	5,641	4,400
Brookdale Senior Living, Inc.*	29,060	79,334
CareMax, Inc.*	9,366	34,186
Castle Biosciences, Inc.*	3,891	91,594
Community Health Systems, Inc.*	20,641	89,169
Cross Country Healthcare, Inc.*	5,038	133,860
Fulgent Genetics, Inc. (x)*	3,502	104,290
Hims & Hers Health, Inc.*	2,582	16,551
Innovage Holding Corp. (x)*	2,160	15,509
Invitae Corp. (x)*	40,827	75,938
LifeStance Health Group, Inc. (x)*	10,443	51,588
ModivCare, Inc.*	1,361	122,123
National HealthCare Corp.	2,058	122,451
OPKO Health, Inc.*	69,243	86,554
Owens & Minor, Inc.*	10,581	206,647
P3 Health Partners, Inc. (x)*	1,470	2,705
Patterson Cos., Inc.	3,249	91,069
Pediatrix Medical Group, Inc.*	13,374	198,738
PetIQ, Inc.*	783	7,219
Select Medical Holdings Corp.	2,581	64,086
Sema4 Holdings Corp. (x)*	22,793	6,013
Surgery Partners, Inc.*	1,081	30,117

		2,626,097

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	17,360	306,230
American Well Corp., Class A*	36,297	102,721
Computer Programs and Systems, Inc.*	2,135	58,115
Health Catalyst, Inc. (x)*	8,697	92,449
HealthStream, Inc.*	3,622	89,971
Multiplan Corp. (x)*	59,196	68,075
NextGen Healthcare, Inc.*	5,082	95,440
Pear Therapeutics, Inc. (x)*	5,707	6,734
Phreesia, Inc.*	4,272	138,242
Sharecare, Inc. (x)*	46,794	74,870

		1,032,847

Life Sciences Tools & Services (0.4%)
AbCellera Biologics, Inc. (x)*	19,422	196,745
Adaptive Biotechnologies Corp.*	17,560	134,158
Alpha Teknova, Inc.*	1,070	6,035
Berkeley Lights, Inc.*	8,003	21,448
BioLife Solutions, Inc.*	4,917	89,489
Bionano Genomics, Inc. (x)*	49,979	72,969
CryoPort, Inc.*	1,395	24,203
Inotiv, Inc. (x)*	2,742	13,546
MaxCyte, Inc. (x)*	14,592	79,672
NanoString Technologies, Inc.*	553	4,407
Nautilus Biotechnology, Inc. (x)*	6,569	11,824
NeoGenomics, Inc.*	20,473	189,171
OmniAb, Inc. (x)*	10,436	37,570
Pacific Biosciences of California, Inc. (x)*	36,646	299,764
Quanterix Corp.*	4,602	63,738
Quantum-Si, Inc. (x)*	14,888	27,245
Seer, Inc.*	7,990	46,342
Singular Genomics Systems, Inc. (x)*	7,784	15,646
SomaLogic, Inc.*	20,250	50,828

		1,384,800

Pharmaceuticals (0.5%)
Amylyx Pharmaceuticals, Inc. (x)*	6,566	242,614
AN2 Therapeutics, Inc.*	1,304	12,427
ANI Pharmaceuticals, Inc.*	1,990	80,058
Atea Pharmaceuticals, Inc.*	11,824	56,873
Athira Pharma, Inc.*	5,427	17,204
Cara Therapeutics, Inc.*	6,923	74,353
CinCor Pharma, Inc.*	3,825	47,009
DICE Therapeutics, Inc. (x)*	5,758	179,650
Edgewise Therapeutics, Inc. (x)*	5,830	52,120
EyePoint Pharmaceuticals, Inc. (x)*	1,982	6,937
Fulcrum Therapeutics, Inc.*	6,752	49,154
OmniAb, Inc. (r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	2,175	145,290
Liquidia Corp. (x)*	2,515	16,020
Nektar Therapeutics*	28,652	64,753
NGM Biopharmaceuticals, Inc.*	2,294	11,516
Nuvation Bio, Inc. (x)*	17,760	34,099
Prestige Consumer Healthcare, Inc.*	8,116	508,062
Provention Bio, Inc. (x)*	1,199	12,673
Reata Pharmaceuticals, Inc., Class A*	724	27,505
Relmada Therapeutics, Inc. (x)*	1,170	4,083
Supernus Pharmaceuticals, Inc.*	7,988	284,932
Tarsus Pharmaceuticals, Inc. (x)*	2,863	41,972
Theravance Biopharma, Inc.*	1,036	11,624
Theseus Pharmaceuticals, Inc. (x)*	2,272	11,315
Third Harmonic Bio, Inc.*	1,082	4,653
Tricida, Inc. (x)*	4,290	656

		1,997,552

Total Health Care		19,270,917

Industrials (16.8%)
Aerospace & Defense (0.7%)
AAR Corp.*	5,654	253,865
Aerojet Rocketdyne Holdings, Inc.*	3,154	176,403
AerSale Corp. (x)*	3,494	56,673
Archer Aviation, Inc., Class A (x)*	25,036	46,817
Astra Space, Inc. (x)*	20,659	8,962
Astronics Corp.*	4,040	41,612
Ducommun, Inc.*	1,727	86,281
Kaman Corp.	4,381	97,696
Kratos Defense & Security Solutions, Inc.*	20,778	214,429
Maxar Technologies, Inc.	11,942	617,879
Momentus, Inc. (x)*	5,047	3,936
Moog, Inc., Class A	3,796	333,137
National Presto Industries, Inc.	824	56,411
Park Aerospace Corp.	2,764	37,065
Parsons Corp.*	5,614	259,648
Redwire Corp. (x)*	2,482	4,914
Terran Orbital Corp. (x)*	7,261	11,473
Triumph Group, Inc.*	10,687	112,427
V2X, Inc.*	1,884	77,790
Virgin Galactic Holdings, Inc. (x)*	20,113	69,993

		2,567,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	5,982	$155,412
Atlas Air Worldwide Holdings, Inc.*	4,538	457,431
Hub Group, Inc., Class A*	5,058	402,061
Radiant Logistics, Inc.*	4,015	20,436

		1,035,340

Airlines (0.2%)
Allegiant Travel Co.*	1,523	103,549
Blade Air Mobility, Inc. (x)*	8,968	32,105
Hawaiian Holdings, Inc. (x)*	8,594	88,174
Joby Aviation, Inc. (x)*	3,459	11,588
SkyWest, Inc.*	7,909	130,578
Spirit Airlines, Inc.	17,676	344,329
Wheels Up Experience, Inc.*	25,214	25,970

		736,293

Building Products (0.3%)
American Woodmark Corp.*	2,461	120,245
Caesarstone Ltd.	3,492	19,939
Gibraltar Industries, Inc.*	5,166	237,016
Griffon Corp.	3,691	132,101
JELD-WEN Holding, Inc.*	8,359	80,664
Quanex Building Products Corp.	5,145	121,834
Resideo Technologies, Inc.*	23,441	385,604
UFP Industries, Inc.	1,223	96,923
View, Inc. (x)*	16,506	15,927

		1,210,253

Commercial Services & Supplies (3.7%)
ABM Industries, Inc.	10,866	482,668
ACCO Brands Corp.	14,590	81,558
ACV Auctions, Inc., Class A*	10,022	82,281
Brady Corp., Class A	1,854	87,323
BrightView Holdings, Inc.*	8,037	55,375
Civeo Corp.*	256,200	7,967,820
CompX International, Inc.	265	4,897
CoreCivic, Inc. (REIT)*	18,456	213,351
Deluxe Corp.	7,316	124,226
Ennis, Inc.	4,042	89,571
GEO Group, Inc. (The) (x)*	16,548	181,201
Harsco Corp.*	12,983	81,663
Healthcare Services Group, Inc.	6,728	80,736
Heritage-Crystal Clean, Inc.*	2,406	78,147
IAA, Inc.*	31,600	1,264,000
Interface, Inc.	1,602	15,812
KAR Auction Services, Inc.*	106,615	1,391,326
Kimball International, Inc., Class B	7,275	47,287
Li-Cycle Holdings Corp. (x)*	13,451	64,027
Matthews International Corp., Class A	4,878	148,486
MillerKnoll, Inc.	12,607	264,873
NL Industries, Inc.	958	6,524
Quad/Graphics, Inc.*	5,092	20,775
Ritchie Bros Auctioneers, Inc.	16,300	942,629
Steelcase, Inc., Class A	14,969	105,831
UniFirst Corp.	2,462	475,141
Viad Corp.*	3,256	79,414
VSE Corp.	1,810	84,853

		14,521,795

Construction & Engineering (0.5%)
API Group Corp.*	33,549	631,057
Arcosa, Inc.	7,853	426,732
Argan, Inc.	2,114	77,964
Concrete Pumping Holdings, Inc.*	3,664	21,434
Fluor Corp.*	2,102	72,855
Granite Construction, Inc.	7,172	251,522
Great Lakes Dredge & Dock Corp. (x)*	7,273	43,274
IES Holdings, Inc.*	358	12,734
Northwest Pipe Co.*	1,188	40,036
Primoris Services Corp.	8,134	178,460
Sterling Infrastructure, Inc.*	735	24,108
Tutor Perini Corp.*	6,699	50,578

		1,830,754

Electrical Equipment (0.3%)
Allied Motion Technologies, Inc.	83	2,889
AZZ, Inc.	3,778	151,875
Encore Wire Corp.	2,867	394,384
EnerSys	5,937	438,388
ESS Tech, Inc. (x)*	1,565	3,803
FuelCell Energy, Inc. (x)*	18,867	52,450
NuScale Power Corp. (x)*	5,334	54,727
Powell Industries, Inc.	1,465	51,539
Preformed Line Products Co.	378	31,484
Stem, Inc.*	1,138	10,174
Thermon Group Holdings, Inc.*	4,983	100,059

		1,291,772

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	518	9,733

Machinery (3.1%)
3D Systems Corp. (x)*	21,133	156,384
Alamo Group, Inc.	213	30,161
Albany International Corp., Class A	4,079	402,149
Altra Industrial Motion Corp.	10,487	626,598
Astec Industries, Inc.	3,616	147,027
Barnes Group, Inc.	7,978	325,901
CIRCOR International, Inc.*	2,113	50,627
Columbus McKinnon Corp.	4,643	150,758
Desktop Metal, Inc., Class A (x)*	41,783	56,825
EnPro Industries, Inc.	3,391	368,568
Esab Corp.	2,933	137,616
ESCO Technologies, Inc.	3,788	331,602
Fathom Digital Manufacturing C (x)*	1,678	2,215
Gorman-Rupp Co. (The)	2,830	72,505
Greenbrier Cos., Inc. (The)	5,187	173,920
Hillenbrand, Inc.	5,586	238,355
Hillman Solutions Corp.*	21,766	156,933
Hydrofarm Holdings Group, Inc.*	6,404	9,926
Hyliion Holdings Corp. (x)*	21,157	49,507
Hyster-Yale Materials Handling, Inc.	1,781	45,077
Kennametal, Inc.	13,488	324,521
Luxfer Holdings plc	2,197	30,143
Manitowoc Co., Inc. (The)*	5,503	50,407
Markforged Holding Corp.*	15,693	18,204
Microvast Holdings, Inc. (x)*	9,956	15,233
Miller Industries, Inc.	1,504	40,097
Mueller Industries, Inc.	5,782	341,138
Nikola Corp. (x)*	3,859	8,335
Oshkosh Corp.	59,000	5,203,210
Proterra, Inc. (x)*	20,479	77,206
Proto Labs, Inc.*	3,669	93,670
RBC Bearings, Inc.*	3,955	827,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
REV Group, Inc.	5,159	$65,107
SPX Technologies, Inc.*	7,123	467,625
Standex International Corp.	1,964	201,133
Tennant Co.	1,723	106,085
Terex Corp.	5,568	237,865
Trinity Industries, Inc.	11,220	331,775
Wabash National Corp.	1,016	22,962

		11,995,349

Marine (3.1%)
Clarkson plc	139,700	5,463,602
Costamare, Inc.	9,048	83,965
Eagle Bulk Shipping, Inc. (x)	2,222	110,967
Eneti, Inc.	3,743	37,617
Genco Shipping & Trading Ltd.	6,052	92,959
Golden Ocean Group Ltd. (x)	20,035	174,104
Matson, Inc.	6,080	380,061
Safe Bulkers, Inc.	11,245	32,723
Stolt-Nielsen Ltd.	203,800	5,606,330

		11,982,328

Professional Services (3.5%)
Alight, Inc., Class A*	54,868	458,697
Atlas Technical Consultants, Inc.*	782	4,027
Barrett Business Services, Inc.	119	11,100
CACI International, Inc., Class A*	32,200	9,678,998
First Advantage Corp.*	8,492	110,396
Heidrick & Struggles International, Inc.	3,089	86,399
Huron Consulting Group, Inc.*	1,235	89,661
ICF International, Inc.	924	91,522
Kelly Services, Inc., Class A	5,356	90,516
Planet Labs PBC (x)*	2,922	12,711
Resources Connection, Inc.	5,339	98,131
Science Applications International Corp.	24,000	2,662,320
Skillsoft Corp. (x)*	12,957	16,844
Spire Global, Inc.*	17,264	16,574
Sterling Check Corp.*	261	4,038
TrueBlue, Inc.*	5,480	107,298
Willdan Group, Inc. (x)*	1,828	32,630

		13,571,862

Road & Rail (0.2%)
ArcBest Corp.	2,760	193,310
Bird Global, Inc., Class A (x)*	32,485	5,854
Covenant Logistics Group, Inc.	1,515	52,374
Heartland Express, Inc.	7,119	109,206
Marten Transport Ltd.	2,297	45,435
TuSimple Holdings, Inc., Class A (x)*	22,063	36,183
Universal Logistics Holdings, Inc. (x)	212	7,089
Werner Enterprises, Inc.	9,185	369,788

		819,239

Trading Companies & Distributors (0.7%)
Alta Equipment Group, Inc.	2,511	33,120
Beacon Roofing Supply, Inc.*	2,533	133,717
BlueLinx Holdings, Inc.*	1,406	99,981
Boise Cascade Co.	5,081	348,912
Custom Truck One Source, Inc. (x)*	6,140	38,805
Distribution Solutions Group, Inc.*	102	3,760
DXP Enterprises, Inc.*	2,354	64,853
GATX Corp.	5,336	567,430
Global Industrial Co.	474	11,153
NOW, Inc.*	17,965	228,155
Rush Enterprises, Inc., Class A	6,741	352,420
Rush Enterprises, Inc., Class B	998	56,157
Textainer Group Holdings Ltd.	6,031	187,021
Titan Machinery, Inc.*	3,167	125,825
Triton International Ltd.	9,365	644,125

		2,895,434

Transportation Infrastructure (0.2%)
Braemar plc	175,000	624,120

Total Industrials		65,091,683

Information Technology (2.6%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	1,157	21,740
Aviat Networks, Inc.*	985	30,722
Calix, Inc.*	1,994	136,449
Comtech Telecommunications Corp.	4,314	52,372
Digi International, Inc.*	3,685	134,687
Inseego Corp. (x)*	9,513	8,015
NETGEAR, Inc.*	4,510	81,676
NetScout Systems, Inc.*	11,309	367,655
Ribbon Communications, Inc.*	11,644	32,487

		865,803

Electronic Equipment, Instruments & Components (1.0%)
908 Devices, Inc. (x)*	2,722	20,742
Aeva Technologies, Inc.*	14,193	19,302
Belden, Inc.	3,226	231,949
Benchmark Electronics, Inc.	5,677	151,519
Cepton, Inc.*	1,341	1,703
ePlus, Inc.*	1,003	44,413
Evolv Technologies Holdings, Inc. (x)*	13,318	34,494
FARO Technologies, Inc.*	3,031	89,142
Insight Enterprises, Inc.*	873	87,536
Itron, Inc.*	6,789	343,863
Kimball Electronics, Inc.*	3,840	86,746
Knowles Corp.*	14,482	237,794
Methode Electronics, Inc.	5,855	259,786
Mirion Technologies, Inc. (x)*	22,480	148,593
nLight, Inc.*	6,990	70,879
OSI Systems, Inc.*	2,243	178,363
Ouster, Inc. (x)*	25,620	22,110
PAR Technology Corp. (x)*	2,568	66,948
PC Connection, Inc.	1,726	80,949
Plexus Corp.*	671	69,066
Sanmina Corp.*	9,215	527,927
ScanSource, Inc.*	3,959	115,682
TTM Technologies, Inc.*	16,263	245,246
Velodyne Lidar, Inc. (x)*	31,440	23,225
Vishay Intertechnology, Inc.	21,024	453,488
Vishay Precision Group, Inc.*	1,822	70,420

		3,681,885

IT Services (0.4%)
AvidXchange Holdings, Inc.*	2,338	23,240
Brightcove, Inc.*	1,680	8,786
Cantaloupe, Inc.*	3,859	16,787
Cass Information Systems, Inc.	1,857	85,088
Conduent, Inc.*	27,247	110,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Edgio, Inc.*	1,836	$2,075
Fastly, Inc., Class A*	18,837	154,275
Hackett Group, Inc. (The)	527	10,735
Information Services Group, Inc.	2,736	12,586
Maximus, Inc.	544	39,891
MoneyGram International, Inc.*	15,224	165,789
Paysafe Ltd. (x)*	4,591	63,769
PFSweb, Inc.	2,651	16,304
Rackspace Technology, Inc. (x)*	9,358	27,606
Repay Holdings Corp.*	13,900	111,895
Sabre Corp.*	42,059	259,925
Squarespace, Inc., Class A*	3,734	82,783
StoneCo Ltd., Class A*	21,852	206,283
Unisys Corp.*	2,740	14,001

		1,412,168

Semiconductors & Semiconductor Equipment (0.3%)
ACM Research, Inc., Class A*	6,927	53,407
Alpha & Omega Semiconductor Ltd.*	748	21,370
Amkor Technology, Inc.	13,077	313,587
AXT, Inc.*	6,922	30,318
Cohu, Inc.*	7,668	245,759
Diodes, Inc.*	2,003	152,509
Ichor Holdings Ltd.*	4,390	117,740
Impinj, Inc.*	329	35,920
Photronics, Inc.*	2,703	45,492
Rambus, Inc.*	2,789	99,902
Rigetti Computing, Inc. (x)*	10,671	7,781
Ultra Clean Holdings, Inc.*	4,836	160,313
Veeco Instruments, Inc.*	1,522	28,279

		1,312,377

Software (0.6%)
A10 Networks, Inc.	2,151	35,771
Adeia, Inc.	16,945	160,639
American Software, Inc., Class A	1,496	21,961
Applied Digital Corp. (x)*	5,962	10,970
Avaya Holdings Corp. (x)*	12,342	2,419
Benefitfocus, Inc.*	1,522	15,920
Blackbaud, Inc.*	398	23,426
Blend Labs, Inc., Class A (x)*	33,105	47,671
C3.ai, Inc., Class A*	7,895	88,345
Cerence, Inc.*	6,503	120,501
Cipher Mining, Inc. (x)*	6,532	3,658
Cleanspark, Inc. (x)*	7,156	14,598
Consensus Cloud Solutions, Inc.*	1,548	83,220
Cvent Holding Corp. (x)*	7,071	38,183
E2open Parent Holdings, Inc. (x)*	32,961	193,481
Ebix, Inc. (x)	3,325	66,367
eGain Corp.*	1,655	14,945
EverCommerce, Inc. (x)*	3,101	23,071
ForgeRock, Inc., Class A (x)*	1,630	37,115
Greenidge Generation Holdings, Inc. (x)*	1,366	395
Instructure Holdings, Inc. (x)*	2,334	54,709
InterDigital, Inc.	3,112	153,982
Kaleyra, Inc. (x)*	3,940	2,975
Latch, Inc. (x)*	16,657	11,825
LiveRamp Holdings, Inc.*	10,790	252,918
LiveVox Holdings, Inc. (x)*	4,021	11,942
Marathon Digital Holdings, Inc. (x)*	18,699	63,951
Matterport, Inc. (x)*	10,002	28,006
MicroStrategy, Inc., Class A (x)*	610	86,358
Mitek Systems, Inc.*	661	6,405
N-able, Inc.*	1,337	13,744
Olo, Inc., Class A (x)*	14,253	89,081
ON24, Inc.*	6,585	56,829
OneSpan, Inc.*	4,140	46,327
PowerSchool Holdings, Inc., Class A*	4,875	112,515
PROS Holdings, Inc.*	2,295	55,677
Riot Blockchain, Inc. (x)*	26,790	90,818
Sapiens International Corp. NV	1,640	30,307
SecureWorks Corp., Class A*	1,386	8,856
SolarWinds Corp.*	7,830	73,289
Sumo Logic, Inc.*	6,176	50,026
Terawulf, Inc. (x)*	1,511	1,006
Upland Software, Inc.*	4,565	32,548
Verint Systems, Inc.*	973	35,300
WM Technology, Inc.*	1,877	1,896
Xperi, Inc.*	6,619	56,990

		2,430,936

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	2,094	55,680
CompoSecure, Inc. (x)*	185	908
Corsair Gaming, Inc.*	2,926	39,706
Diebold Nixdorf, Inc.*	3,405	4,835
Eastman Kodak Co. (x)*	8,922	27,212
IonQ, Inc. (x)*	16,212	55,931
Turtle Beach Corp.*	412	2,954
Xerox Holdings Corp.	18,773	274,086

		461,312

Total Information Technology		10,164,481

Materials (3.4%)
Chemicals (0.7%)
AdvanSix, Inc.	2,826	107,445
American Vanguard Corp.	561	12,179
Amyris, Inc. (x)*	27,409	41,936
Avient Corp.	4,030	136,053
Chase Corp.	896	77,289
Danimer Scientific, Inc. (x)*	14,082	25,207
Ecovyst, Inc.*	11,712	103,768
FutureFuel Corp.	4,659	37,878
Hawkins, Inc.	1,171	45,201
HB Fuller Co.	1,264	90,528
Innospec, Inc.	656	67,476
Intrepid Potash, Inc.*	1,912	55,199
Koppers Holdings, Inc.	3,087	87,053
Mativ Holdings, Inc.	8,245	172,321
Minerals Technologies, Inc.	5,238	318,051
Origin Materials, Inc. (x)*	5,979	27,563
Perimeter Solutions SA (x)*	19,091	174,492
PureCycle Technologies, Inc. (x)*	3,275	22,139
Quaker Chemical Corp.	762	127,178
Rayonier Advanced Materials, Inc.*	9,684	92,966
Sensient Technologies Corp.	408	29,751
Stepan Co.	3,093	329,281
Tredegar Corp.	4,338	44,334
Trinseo plc	5,761	130,832
Tronox Holdings plc	19,194	263,150
Valhi, Inc.	295	6,490

		2,625,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Summit Materials, Inc., Class A*	19,379	$550,170
United States Lime & Minerals, Inc.	78	10,979

		561,149

Containers & Packaging (0.2%)
Cryptyde, Inc. (x)*	1,083	208
Greif, Inc., Class A	3,521	236,118
Greif, Inc., Class B	733	57,343
O-I Glass, Inc.*	4,985	82,601
Pactiv Evergreen, Inc.	7,344	83,428
Ranpak Holdings Corp.*	7,447	42,969
TriMas Corp.	6,732	186,746

		689,413

Metals & Mining (2.3%)
Arconic Corp.*	16,355	346,072
Carpenter Technology Corp.	7,775	287,208
Coeur Mining, Inc.*	45,491	152,850
Commercial Metals Co.	15,612	754,060
Constellium SE*	9,215	109,013
Haynes International, Inc.	1,894	86,537
Hecla Mining Co.	89,263	496,302
Ivanhoe Electric, Inc. (x)*	977	11,871
Materion Corp.	191	16,714
Mesabi Trust	46,000	828,920
Novagold Resources, Inc.*	1,587	9,490
Olympic Steel, Inc.	1,462	49,094
Piedmont Lithium, Inc.*	2,067	90,989
PolyMet Mining Corp.*	4,417	11,705
Ryerson Holding Corp.	2,870	86,846
Sandstorm Gold Ltd.	864,000	4,544,640
Schnitzer Steel Industries, Inc., Class A	3,789	116,133
SunCoke Energy, Inc.	14,525	125,351
TimkenSteel Corp.*	7,210	131,006
Warrior Met Coal, Inc.	7,649	264,961
Wheaton Precious Metals Corp.	2,400	93,792
Worthington Industries, Inc.	5,114	254,217

		8,867,771

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,744	103,751
Glatfelter Corp.	6,919	19,235
Resolute Forest Products, Inc.*	7,436	160,543
Sylvamo Corp.	360	17,492

		301,021

Total Materials		13,045,114

Real Estate (8.9%)
Equity Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)	13,701	196,609
Agree Realty Corp. (REIT)	14,104	1,000,397
Alexander & Baldwin, Inc. (REIT)	11,671	218,598
American Assets Trust, Inc. (REIT)	8,143	215,789
Apartment Investment and Management Co. (REIT), Class A	23,882	170,040
Apple Hospitality REIT, Inc. (REIT)	34,871	550,264
Armada Hoffler Properties, Inc. (REIT)	10,501	120,761
Ashford Hospitality Trust, Inc. (REIT) (x)*	5,466	24,433
Bluerock Homes Trust, Inc. (REIT)*	359	7,650
Braemar Hotels & Resorts, Inc. (REIT)	10,033	41,236
Brandywine Realty Trust (REIT)	26,350	162,052
Broadstone Net Lease, Inc. (REIT)	28,215	457,365
BRT Apartments Corp. (REIT)	1,862	36,570
CareTrust REIT, Inc. (REIT)	14,594	271,157
CBL & Associates Properties, Inc. (REIT) (x)	3,479	80,295
Centerspace (REIT)	2,358	138,344
Chatham Lodging Trust (REIT)	7,602	93,277
City Office REIT, Inc. (REIT)	6,590	55,224
Clipper Realty, Inc. (REIT)	267	1,709
Community Healthcare Trust, Inc. (REIT)	1,443	51,659
Corporate Office Properties Trust (REIT)	16,201	420,254
CTO Realty Growth, Inc. (REIT)	3,045	55,663
DiamondRock Hospitality Co. (REIT)	33,798	276,806
Diversified Healthcare Trust (REIT)	38,930	25,180
Easterly Government Properties, Inc. (REIT)	15,050	214,763
Elme Communities (REIT)	14,086	250,731
Empire State Realty Trust, Inc. (REIT), Class A	20,899	140,859
Equity Commonwealth (REIT)	54,566	1,362,513
Equity LifeStyle Properties, Inc. (REIT)	54,000	3,488,400
Essential Properties Realty Trust, Inc. (REIT)	20,544	482,168
Farmland Partners, Inc. (REIT)	7,982	99,456
Four Corners Property Trust, Inc. (REIT)	12,432	322,362
Franklin Street Properties Corp. (REIT)	15,289	41,739
Getty Realty Corp. (REIT)	6,181	209,227
Gladstone Commercial Corp. (REIT)	507	9,379
Gladstone Land Corp. (REIT) (x)	2,301	42,223
Global Medical REIT, Inc. (REIT)	10,214	96,829
Global Net Lease, Inc. (REIT)	16,739	210,409
Hersha Hospitality Trust (REIT), Class A	4,537	38,655
Independence Realty Trust, Inc. (REIT)	36,532	615,930
Indus Realty Trust, Inc. (REIT) (x)	738	46,856
Industrial Logistics Properties Trust (REIT)	9,517	31,121
InvenTrust Properties Corp. (REIT)	10,933	258,784
iStar, Inc. (REIT)	11,988	91,468
Kite Realty Group Trust (REIT)	35,281	742,665
LTC Properties, Inc. (REIT)	6,459	229,488
LXP Industrial Trust (REIT)	43,849	439,367
Macerich Co. (The) (REIT)	34,707	390,801
National Health Investors, Inc. (REIT)	6,826	356,454
Necessity Retail REIT, Inc. (The) (REIT)	21,276	126,167
NETSTREIT Corp. (REIT)	8,737	160,149
NexPoint Residential Trust, Inc. (REIT)	162	7,050
Office Properties Income Trust (REIT)	7,577	101,153
One Liberty Properties, Inc. (REIT)	2,448	54,395
Orion Office REIT, Inc. (REIT)	9,018	77,014
Paramount Group, Inc. (REIT)	30,768	182,762
Pebblebrook Hotel Trust (REIT)	21,368	286,118
Physicians Realty Trust (REIT)	37,098	536,808
Piedmont Office Realty Trust, Inc. (REIT), Class A	20,837	191,075
Plymouth Industrial REIT, Inc. (REIT)	5,897	113,104
Postal Realty Trust, Inc. (REIT), Class A	878	12,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	11,748	$516,795
Retail Opportunity Investments Corp. (REIT)	19,902	299,127
RLJ Lodging Trust (REIT)	26,350	279,046
RPT Realty (REIT)	13,449	135,028
Ryman Hospitality Properties, Inc. (REIT)	8,693	710,914
Sabra Health Care REIT, Inc. (REIT)	37,540	466,622
Safehold, Inc. (REIT) (x)	1,633	46,736
Saul Centers, Inc. (REIT)	129	5,248
Service Properties Trust (REIT)	25,799	188,075
SITE Centers Corp. (REIT)	32,082	438,240
STAG Industrial, Inc. (REIT)	29,185	942,967
Summit Hotel Properties, Inc. (REIT)	17,282	124,776
Sunstone Hotel Investors, Inc. (REIT)	34,181	330,188
Terreno Realty Corp. (REIT)	12,110	688,696
UMH Properties, Inc. (REIT)	1,334	21,477
Uniti Group, Inc. (REIT)	39,077	216,096
Urban Edge Properties (REIT)	18,769	264,455
Urstadt Biddle Properties, Inc. (REIT), Class A	4,500	85,275
Veris Residential, Inc. (REIT)*	13,825	220,232
Whitestone REIT (REIT)	7,073	68,184
Xenia Hotels & Resorts, Inc. (REIT)	18,431	242,921

		23,023,629

Real Estate Management & Development (3.0%)
American Realty Investors, Inc.*	237	6,079
Anywhere Real Estate, Inc.*	16,590	106,010
DigitalBridge Group, Inc.	2,868	31,376
Doma Holdings, Inc. (x)*	17,658	7,997
Douglas Elliman, Inc.	10,919	44,440
DREAM Unlimited Corp., Class A	284,600	5,324,866
Forestar Group, Inc.*	1,830	28,200
FRP Holdings, Inc.*	1,113	59,946
Howard Hughes Corp. (The)*	50,600	3,866,852
Kennedy-Wilson Holdings, Inc.	19,096	300,380
Newmark Group, Inc., Class A	20,650	164,581
RE/MAX Holdings, Inc., Class A	2,899	54,037
RMR Group, Inc. (The), Class A	934	26,386
Stratus Properties, Inc.	810	15,625
Tejon Ranch Co.*	89,991	1,695,431
Transcontinental Realty Investors, Inc.*	196	8,659

		11,740,865

Total Real Estate		34,764,494

Utilities (2.6%)
Electric Utilities (0.6%)
ALLETE, Inc.	9,307	600,394
MGE Energy, Inc.	3,490	245,696
Otter Tail Corp.	3,694	216,875
PNM Resources, Inc.	13,778	672,229
Portland General Electric Co.	14,418	706,482
Via Renewables, Inc.	195	996

		2,442,672

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,166	137,798
New Jersey Resources Corp.	14,228	705,994
Northwest Natural Holding Co.	5,697	271,120
ONE Gas, Inc.	8,749	662,474
Rubis SCA	19,400	510,862
South Jersey Industries, Inc.	19,808	703,778
Southwest Gas Holdings, Inc.	9,833	608,466
Spire, Inc.	8,355	575,325

		4,175,817

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc. (x)*	4,400	28,688
Ormat Technologies, Inc.	3,563	308,128
Sunnova Energy International, Inc. (x)*	16,033	288,755

		625,571

Multi-Utilities (0.5%)
Avista Corp.	11,047	489,824
Black Hills Corp.	10,608	746,167
NorthWestern Corp.	9,433	559,754
Unitil Corp.	2,464	126,551

		1,922,296

Water Utilities (0.3%)
American States Water Co.	3,155	291,995
Artesian Resources Corp., Class A	387	22,671
California Water Service Group	6,471	392,401
SJW Group	4,319	350,660

		1,057,727

Total Utilities		10,224,083

Total Common Stocks (94.7%) (Cost $264,479,311)		367,900,608

MASTER LIMITED PARTNERSHIP:
Industrials (0.6%)
Industrial Conglomerates (0.6%)
Icahn Enterprises LP (Cost $2,264,675)	48,500	2,456,525

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	4,465	—

Total Consumer Discretionary		—

Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)*	237	—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR*	7,855	7,855

Total Health Care		7,855

Total Rights (0.0%)† (Cost $602)		7,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	$2,000,000
JPMorgan Prime Money Market Fund, IM Shares	13,306,358	13,313,011

Total Investment Companies		15,313,011

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,183,433, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,245,587. (xx)	3,181,948	3,181,948
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	1,000,000	1,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $2,000,978, collateralized by various Common Stocks; total market value $2,221,293. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		7,181,948

Total Short-Term Investments (5.8%) (Cost $22,492,661)		22,494,959

Total Investments in Securities (101.1%) (Cost $289,237,249)		392,859,947
Other Assets Less Liabilities (-1.1%)		(4,097,375)

Net Assets (100%)		$388,762,572

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $10,773,870. This was collateralized by $2,038,886 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $9,181,948 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	146,454	6,937,921	—	(587,222)	89,452	(290,547)	6,149,604	30,462	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	11,491	194,668	19,192	(18,321)	1,800	(54,966)	142,373	20,868	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	4,477	308,079	52,048	(54,531)	7,285	(59,214)	253,667	3,569	—

Total		7,440,668	71,240	(660,074)	98,537	(404,727)	6,545,644	54,899	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	17	3/2023	USD	1,505,265	(9,662)

					(9,662)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,560,847	$—		$—		$11,560,847
Consumer Discretionary	49,592,903	—		—		49,592,903
Consumer Staples	13,977,998	—		—		13,977,998
Energy	79,007,960	—		—		79,007,960
Financials	61,200,128	—		—		61,200,128
Health Care	19,270,917	—		—	(a)	19,270,917
Industrials	53,397,631	11,694,052		—		65,091,683
Information Technology	10,164,481	—		—		10,164,481
Materials	13,045,114	—		—		13,045,114
Real Estate	34,764,494	—		—		34,764,494
Utilities	9,713,221	510,862		—		10,224,083
Master Limited Partnership
Industrials	2,456,525	—		—		2,456,525
Rights
Consumer Discretionary	—	—	(a)	—		— (a)
Health Care	—	7,855		—	(a)	7,855
Short-Term Investments
Investment Companies	15,313,011	—		—		15,313,011
Repurchase Agreements	—	7,181,948		—		7,181,948

Total Assets	$373,465,230	$19,394,717		$—		$392,859,947

Liabilities:
Futures	$(9,662)	$—		$—		$(9,662)

Total Liabilities	$(9,662)	$—		$—		$(9,662)

Total	$373,455,568	$19,394,717		$—		$392,850,285

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(9,662	)*

Total		$(9,662)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(40,912)	$(40,912)

Total	$(40,912)	$(40,912)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(36,419)	$(36,419)

Total	$(36,419)	$(36,419)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,129,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 25%)*	$79,546,747
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$130,665,175

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,582,039
Aggregate gross unrealized depreciation	(41,550,237)

Net unrealized appreciation	$103,031,802

Federal income tax cost of investments in securities and derivative instruments, if applicable	$289,818,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $4,956,945)	$6,545,644
Unaffiliated Issuers (Cost $277,098,356)	379,132,355
Repurchase Agreements (Cost $7,181,948)	7,181,948
Cash	3,656,138
Cash held as collateral at broker for futures	111,800
Receivable for securities sold	1,019,129
Receivable for Portfolio shares sold	467,149
Dividends, interest and other receivables	436,148
Securities lending income receivable	16,636
Due from Custodian	6,428
Other assets	1,654

Total assets	398,575,029

LIABILITIES
Payable for return of collateral on securities loaned	9,181,948
Investment management fees payable	238,030
Payable for securities purchased	154,274
Payable for Portfolio shares redeemed	89,190
Distribution fees payable – Class IB	48,887
Administrative fees payable	43,868
Due to broker for futures variation margin	6,198
Accrued expenses	50,062

Total liabilities	9,812,457

NET ASSETS	$388,762,572

Net assets were comprised of:
Paid in capital	$265,339,736
Total distributable earnings (loss)	123,422,836

Net assets	$388,762,572

Class IB
Net asset value, offering and redemption price per share, $225,839,664 / 20,378,002 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

Class K
Net asset value, offering and redemption price per share, $162,922,908 / 14,716,292 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.07

(x)	Includes value of securities on loan of $10,773,870.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($54,899 of dividend income received from affiliates) (net of $61,058 foreign withholding tax)	$7,390,999
Interest	48,861
Securities lending (net)	220,176

Total income	7,660,036

EXPENSES
Investment management fees	3,157,907
Distribution fees – Class IB	550,277
Administrative fees	487,366
Custodian fees	112,400
Professional fees	60,755
Printing and mailing expenses	24,503
Trustees’ fees	12,602
Miscellaneous	9,009

Gross expenses	4,414,819
Less: Waiver from investment manager	(312,901)

Net expenses	4,101,918

NET INVESTMENT INCOME (LOSS)	3,558,118

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($98,537 realized gain (loss) from affiliates)	53,392,137
Futures contracts	(40,912)
Foreign currency transactions	(8,237)

Net realized gain (loss)	53,342,988

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(404,727) of change in unrealized appreciation (depreciation) from affiliates)	(57,198,210)
Futures contracts	(36,419)
Foreign currency translations	35

Net change in unrealized appreciation (depreciation)	(57,234,594)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,891,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(333,488)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,558,118	$1,452,776
Net realized gain (loss)	53,342,988	62,499,853
Net change in unrealized appreciation (depreciation)	(57,234,594)	67,607,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(333,488)	131,559,642

Distributions to shareholders:
Class IB	(19,953,892)	(34,729,375)
Class K	(14,900,433)	(29,492,688)

Total distributions to shareholders	(34,854,325)	(64,222,063)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,088,000 and 3,457,413 shares, respectively ]	24,323,148	47,342,992
Capital shares issued in reinvestment of dividends and distributions [ 1,741,794 and 2,969,303 shares, respectively ]	19,953,892	34,729,375
Capital shares repurchased [ (2,928,316) and (2,680,615) shares, respectively ]	(34,009,473)	(36,215,985)

Total Class IB transactions	10,267,567	45,856,382

Class K
Capital shares sold [ 7,957 and 16,909 shares, respectively ]	91,512	221,595
Capital shares issued in reinvestment of dividends and distributions [ 1,302,134 and 2,524,702 shares, respectively ]	14,900,433	29,492,688
Capital shares repurchased [ (2,827,713) and (5,019,244) shares, respectively ]	(33,510,107)	(65,786,432)

Total Class K transactions	(18,518,162)	(36,072,149)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,250,595)	9,784,233

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,438,408)	77,121,812
NET ASSETS:
Beginning of year	432,200,980	355,079,168

End of year	$388,762,572	$432,200,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021	2020		2019	2018
Net asset value, beginning of year	$12.11		$10.32	$10.62		$8.89	$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	(2)	0.03	0.07	(1)	0.04	0.07
Net realized and unrealized gain (loss)	(0.05)		3.87	(0.23	)†	2.23	(1.25)

Total from investment operations	0.04		3.90	(0.16)		2.27	(1.18)

Less distributions:
Dividends from net investment income	(0.05)		(0.15)	(0.13)		(0.06)	(0.04)
Distributions from net realized gains	(1.02)		(1.96)	(0.01)		(0.45)	(0.40)
Return of capital	—		—	—		(0.03)	(0.04)

Total dividends and distributions	(1.07)		(2.11)	(0.14)		(0.54)	(0.48)

Net asset value, end of year	$11.08		$12.11	$10.32		$10.62	$8.89

Total return	0.07%		38.52%	(1.51)%		25.84%	(11.44)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$225,840		$235,844	$162,278		$7,831	$3,220
Ratio of expenses to average net assets:
After waivers (f)	1.15%		1.15%	1.15%		1.15%	1.15%
Before waivers (f)	1.23%		1.21%	1.27%		1.25%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.80	%(bb)	0.23%	0.86	%(aa)	0.37%	0.66%
Before waivers (f)	0.72	%(bb)	0.16%	0.74	%(aa)	0.27%	0.58%
Portfolio turnover rate^	20%		22%	23%		14%	18%

	Year Ended December 31,
Class K	2022		2021	2020		2019	2018
Net asset value, beginning of year	$12.10		$10.30	$10.60		$8.88	$10.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	(2)	0.06	0.11	(1)	0.06	0.10
Net realized and unrealized gain (loss)	(0.05)		3.88	(0.25	)†	2.22	(1.25)

Total from investment operations	0.07		3.94	(0.14)		2.28	(1.15)

Less distributions:
Dividends from net investment income	(0.08)		(0.18)	(0.15)		(0.07)	(0.06)
Distributions from net realized gains	(1.02)		(1.96)	(0.01)		(0.45)	(0.40)
Return of capital	—		—	—		(0.04)	(0.05)

Total dividends and distributions	(1.10)		(2.14)	(0.16)		(0.56)	(0.51)

Net asset value, end of year	$11.07		$12.10	$10.30		$10.60	$8.88

Total return	0.31%		39.02%	(1.31)%		26.06%	(11.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$162,923		$196,357	$192,801		$287,972	$258,476
Ratio of expenses to average net assets:
After waivers (f)	0.90%		0.90%	0.90%		0.90%	0.90%
Before waivers (f)	0.98%		0.96%	1.01%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.03	%(bb)	0.45%	1.29	%(aa)	0.61%	0.88%
Before waivers (f)	0.96	%(bb)	0.38%	1.19	%(aa)	0.51%	0.80%
Portfolio turnover rate^	20%		22%	23%		14%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers US Inc. (Effective January 1, 2022, AXA Investment Managers US Inc. replaced AXA Rosenberg Investment Management LLC as a sub-adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(14.52)%	6.84%	7.85%
Portfolio – Class K Shares*	(14.35)	7.10	8.11
MSCI World (Net) Index	(18.14)	6.14	7.29

* Date of inception 10/28/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.52)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI World (Net) Index, which returned (18.14)% over the same period.

Market Overview

Portfolio Highlights

What helped performance during the year:

•	An underweight to Tesla, Inc. was the best performing stock position over the year given significant volatility in its share price.

•	An underweight to the Consumer Discretionary sector helped performance given tightening consumer budgets.

•	The Portfolio’s blended exposure to low volatility and quality was rewarded as the defensive profile of the Portfolio helped to navigate significant market volatility.

What hurt performance during the year:

•

Stock picking proved challenging within the Health Care sector as underweight positions in AstraZeneca plc and AbbVie, Inc. detracted from performance. Health Care companies have generally benefitted from their defensive characteristics given the market environment.

•	An underweight to the Energy sector weighed on performance as the sector comfortably outperformed the rest of the market due to increased oil prices

Portfolio Positioning and Outlook — AXA Investment Managers U.S. Inc.

The Portfolio maintains its exposure to stocks with low-volatility and high-quality earnings, which we believe leads to above-benchmark returns with less volatility over a full market cycle. Equity markets face continued challenges shaped by the war in Ukraine, rising commodity prices, supply chain issues, and rampant inflation in a context of slower economic growth. Central banks are continuing their fight against inflation despite declining economic data. Striking the right balance between controlling inflation and not slowing the economy is a tricky balancing act and one that markets are currently struggling to grapple with. This environment may continue to drive more market volatility, which could benefit the Portfolio’s exposure to low volatility. Furthermore, given the tough macro conditions consensus earnings forecasts look optimistic; against this backdrop we believe companies with a strong track record of earnings delivery are likely to be rewarded, which favors the quality focus of the Portfolio.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	18.5%
Financials	17.3
Information Technology	16.3
Health Care	13.7
Consumer Staples	11.4
Communication Services	5.2
Consumer Discretionary	5.1
Utilities	4.3
Materials	3.8
Real Estate	2.3
Energy	1.4
Repurchase Agreement	0.1
Cash and Other	0.6

100.0%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,038.40	$5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class K
Actual	1,000.00	1,039.60	4.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	83,700	$1,540,917
Deutsche Telekom AG (Registered)	38,932	776,734
Nippon Telegraph & Telephone Corp.	23,300	667,896
Singapore Telecommunications Ltd.	263,000	504,636
Swisscom AG (Registered)	926	507,340
Verizon Communications, Inc.	28,500	1,122,900

		5,120,423

Entertainment (0.4%)
Netflix, Inc.*	4,526	1,334,627

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	55,220	4,872,060

Media (1.1%)
Charter Communications, Inc., Class A*	5,007	1,697,874
Comcast Corp., Class A	45,100	1,577,147
Quebecor, Inc., Class B	20,600	459,468

		3,734,489

Wireless Telecommunication Services (0.6%)
KDDI Corp.	23,200	703,920
Rogers Communications, Inc., Class B	12,500	585,026
Tele2 AB, Class B	77,325	630,613

		1,919,559

Total Communication Services		16,981,158

Consumer Discretionary (5.1%)
Auto Components (0.2%)
Bridgestone Corp.	14,600	521,858

Automobiles (0.5%)
Bayerische Motoren Werke AG	3,840	342,736
Tesla, Inc.*	7,862	968,441
Toyota Motor Corp.	23,400	323,167

		1,634,344

Distributors (0.1%)
Pool Corp.	1,000	302,330

Hotels, Restaurants & Leisure (0.2%)
Aristocrat Leisure Ltd.	17,514	363,933
Restaurant Brands International, Inc.	6,100	394,518

		758,451

Household Durables (0.2%)
Sekisui House Ltd.	24,200	430,286

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	23,660	1,987,440

Leisure Products (0.1%)
Shimano, Inc.	2,400	382,566

Multiline Retail (0.6%)
Dollar General Corp.	3,600	886,500
Target Corp.	5,000	745,200
Wesfarmers Ltd.	12,895	403,070

		2,034,770

Specialty Retail (2.3%)
AutoZone, Inc.*	500	1,233,090
Home Depot, Inc. (The)	9,600	3,032,256
Lowe’s Cos., Inc.	6,600	1,314,984
O’Reilly Automotive, Inc.*	1,097	925,901
TJX Cos., Inc. (The)	8,500	676,600
Tractor Supply Co.	1,600	359,952

		7,542,783

Textiles, Apparel & Luxury Goods (0.3%)
Kering SA	736	374,623
Pandora A/S	9,511	668,267

		1,042,890

Total Consumer Discretionary		16,637,718

Consumer Staples (11.4%)
Beverages (3.6%)
Brown-Forman Corp., Class B	9,400	617,392
Coca-Cola Co. (The)	58,600	3,727,546
Diageo plc	33,069	1,459,225
Heineken NV	6,053	569,413
Keurig Dr Pepper, Inc.	18,968	676,399
Monster Beverage Corp.*	4,100	416,273
PepsiCo, Inc.	21,783	3,935,317
Pernod Ricard SA	2,577	506,883

		11,908,448

Food & Staples Retailing (2.1%)
Coles Group Ltd.	35,880	408,451
Costco Wholesale Corp.	4,987	2,276,566
George Weston Ltd.	3,500	434,243
Koninklijke Ahold Delhaize NV	21,498	617,656
Loblaw Cos. Ltd.	4,700	415,572
Metro, Inc.	7,900	437,417
Tesco plc	105,597	286,217
Walmart, Inc.	13,700	1,942,523

		6,818,645

Food Products (2.7%)
Archer-Daniels-Midland Co.	17,200	1,597,020
Danone SA	9,011	474,864
General Mills, Inc.	20,400	1,710,540
Hershey Co. (The)	3,500	810,495
Kellogg Co.	11,200	797,888
Mondelez International, Inc., Class A	16,900	1,126,385
Nestle SA (Registered)	18,308	2,121,364
Orkla ASA	50,133	363,020

		9,001,576

Household Products (2.3%)
Clorox Co. (The)	2,000	280,660
Colgate-Palmolive Co.	25,400	2,001,266
Henkel AG & Co. KGaA (Preference)(q)	5,806	404,101
Kimberly-Clark Corp.	10,800	1,466,100
Procter & Gamble Co. (The)	23,000	3,485,880

		7,638,007

Personal Products (0.7%)
Kao Corp.	10,100	404,416
L’Oreal SA	2,805	1,001,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Unilever plc (Cboe Europe)	8,484	$425,659
Unilever plc (London Stock Exchange)	10,307	521,104

		2,352,851

Total Consumer Staples		37,719,527

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Chevron Corp.	2,700	484,623
Enbridge, Inc.	47,100	1,840,866
ENEOS Holdings, Inc.	82,900	282,987
Equinor ASA	16,242	583,245
Exxon Mobil Corp.	5,300	584,590
OMV AG	6,826	351,461
TC Energy Corp.	9,500	378,737

Total Energy		4,506,509

Financials (17.3%)
Banks (5.8%)
Bank Hapoalim BM	84,967	767,891
Bank of America Corp.	44,400	1,470,528
Bank of Montreal	11,400	1,032,736
Bank of Nova Scotia (The)	36,500	1,788,338
Canadian Imperial Bank of Commerce	13,600	550,127
Commonwealth Bank of Australia	4,842	338,239
DBS Group Holdings Ltd.	30,600	774,938
Hang Seng Bank Ltd.	22,000	365,847
Israel Discount Bank Ltd., Class A	84,721	446,137
Japan Post Bank Co. Ltd. (x)	39,300	337,781
JPMorgan Chase & Co.	20,300	2,722,230
Mitsubishi UFJ Financial Group, Inc.	113,500	768,832
National Bank of Canada	7,200	485,123
Nordea Bank Abp	33,032	353,528
Oversea-Chinese Banking Corp. Ltd.	38,600	351,014
PNC Financial Services Group, Inc. (The)	1,800	284,292
Regions Financial Corp.	13,900	299,684
Royal Bank of Canada	22,400	2,105,997
Sumitomo Mitsui Financial Group, Inc.	23,300	940,238
Svenska Handelsbanken AB, Class A	45,729	460,583
Toronto-Dominion Bank (The)	32,100	2,078,439
United Overseas Bank Ltd.	19,800	453,830

		19,176,352

Capital Markets (3.3%)
ASX Ltd.	10,412	482,194
Bank of New York Mellon Corp. (The)	12,800	582,656
BlackRock, Inc.	600	425,178
CME Group, Inc.	4,000	672,640
Deutsche Boerse AG	4,728	816,860
FactSet Research Systems, Inc.	900	361,089
Goldman Sachs Group, Inc. (The)	1,000	343,380
Hong Kong Exchanges & Clearing Ltd.	12,200	527,047
Intercontinental Exchange, Inc.	4,100	420,619
Moody’s Corp.	3,600	1,003,032
MSCI, Inc.	2,300	1,069,891
Nasdaq, Inc.	13,500	828,225
Northern Trust Corp.	8,100	716,769
Raymond James Financial, Inc.	3,600	384,660
S&P Global, Inc.	6,000	2,009,640
TMX Group Ltd.	3,100	310,275

		10,954,155

Consumer Finance (0.5%)
American Express Co.	10,300	1,521,825

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	9,600	2,965,440

Insurance (6.8%)
Aflac, Inc.	16,100	1,158,234
Allianz SE (Registered)	6,975	1,499,998
American Financial Group, Inc.	2,300	315,744
American International Group, Inc.	11,200	708,288
Arthur J Gallagher & Co.	6,500	1,225,510
Assicurazioni Generali SpA	45,444	808,245
Chubb Ltd.	4,700	1,036,820
Gjensidige Forsikring ASA	24,351	477,734
Hannover Rueck SE	2,335	463,657
Hartford Financial Services Group, Inc. (The)	11,900	902,377
Intact Financial Corp.	5,700	820,522
Loews Corp.	12,300	717,459
Manulife Financial Corp.	17,500	312,131
Marsh & McLennan Cos., Inc.	12,400	2,051,952
Medibank Pvt Ltd.	185,639	372,857
MetLife, Inc.	5,800	419,746
MS&AD Insurance Group Holdings, Inc.	13,800	444,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,606	1,498,870
Poste Italiane SpA (m)	33,001	322,384
Sampo OYJ, Class A	20,391	1,065,621
Sompo Holdings, Inc.	10,700	477,766
Sun Life Financial, Inc.	22,400	1,039,764
Tokio Marine Holdings, Inc.	27,100	583,856
Travelers Cos., Inc. (The)	8,900	1,668,661
Willis Towers Watson plc	2,700	660,366
Zurich Insurance Group AG	2,783	1,331,229

		22,383,948

Total Financials		57,001,720

Health Care (13.7%)
Biotechnology (1.1%)
Amgen, Inc.	2,571	675,248
CSL Ltd.	1,720	336,985
Moderna, Inc.*	8,023	1,441,091
Regeneron Pharmaceuticals, Inc.*	1,082	780,652
Vertex Pharmaceuticals, Inc.*	1,891	546,083

		3,780,059

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	23,400	2,569,086
Alcon, Inc.	5,967	412,202
Becton Dickinson and Co.	3,200	813,760
Boston Scientific Corp.*	8,400	388,668
Coloplast A/S, Class B	2,818	329,391
Edwards Lifesciences Corp.*	11,600	865,476
Hoya Corp.	4,600	445,314
IDEXX Laboratories, Inc.*	1,600	652,736
ResMed, Inc.	3,300	686,829

		7,163,462

Health Care Providers & Services (2.9%)
Cigna Corp.	5,000	1,656,700
CVS Health Corp.	12,500	1,164,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Elevance Health, Inc.	2,700	$1,385,019
HCA Healthcare, Inc.	3,900	935,844
Laboratory Corp. of America Holdings	1,600	376,768
McKesson Corp.	2,100	787,752
Sonic Healthcare Ltd.	18,926	386,186
UnitedHealth Group, Inc.	5,100	2,703,918

		9,397,062

Life Sciences Tools & Services (2.5%)
Agilent Technologies, Inc.	9,500	1,421,675
Danaher Corp.	7,100	1,884,482
Mettler-Toledo International, Inc.*	600	867,270
Thermo Fisher Scientific, Inc.	3,900	2,147,691
Waters Corp.*	1,200	411,096
West Pharmaceutical Services, Inc.	6,800	1,600,380

		8,332,594

Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	6,100	438,895
Eli Lilly and Co.	4,300	1,573,112
Johnson & Johnson	21,500	3,797,975
Merck & Co., Inc.	21,100	2,341,045
Merck KGaA	4,054	785,035
Novartis AG (Registered)	9,080	820,848
Novo Nordisk A/S, Class B	10,315	1,392,795
Ono Pharmaceutical Co. Ltd.	13,000	305,387
Pfizer, Inc.	28,900	1,480,836
Roche Holding AG	4,192	1,317,013
Sanofi	7,938	763,391
Zoetis, Inc.	10,600	1,553,430

		16,569,762

Total Health Care		45,242,939

Industrials (18.5%)
Aerospace & Defense (1.9%)
Airbus SE	7,500	891,310
General Dynamics Corp.	7,100	1,761,581
Lockheed Martin Corp.	3,900	1,897,311
Northrop Grumman Corp.	3,000	1,636,830

		6,187,032

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	15,083	568,002
Expeditors International of Washington, Inc.	11,800	1,226,256
United Parcel Service, Inc., Class B	5,500	956,120

		2,750,378

Building Products (1.1%)
Allegion plc	9,400	989,444
Assa Abloy AB, Class B	22,085	473,453
Daikin Industries Ltd.	2,400	369,400
Geberit AG (Registered)	974	458,743
Trane Technologies plc	8,100	1,361,529

		3,652,569

Commercial Services & Supplies (0.9%)
Brambles Ltd.	85,422	701,986
Cintas Corp.	1,700	767,754
Copart, Inc.*	10,200	621,078
Secom Co. Ltd.	4,500	258,637
Waste Management, Inc.	4,700	737,336

		3,086,791

Construction & Engineering (0.2%)
Vinci SA	4,716	470,950
WSP Global, Inc.	3,100	359,660

		830,610

Electrical Equipment (1.6%)
Eaton Corp. plc	11,000	1,726,450
Emerson Electric Co.	22,900	2,199,774
Rockwell Automation, Inc.	2,100	540,897
Schneider Electric SE	5,258	735,748

		5,202,869

Industrial Conglomerates (1.6%)
3M Co.	17,100	2,050,632
Honeywell International, Inc.	12,500	2,678,750
Siemens AG (Registered)	2,974	412,711

		5,142,093

Machinery (4.7%)
Atlas Copco AB, Class A	98,376	1,160,542
Caterpillar, Inc.	3,600	862,416
Cummins, Inc.	5,000	1,211,450
Daifuku Co. Ltd.	8,200	386,132
Deere & Co.	3,100	1,329,156
Dover Corp.	7,500	1,015,575
Epiroc AB, Class A	21,624	393,424
IDEX Corp.	1,500	342,495
Illinois Tool Works, Inc.	11,300	2,489,390
Knorr-Bremse AG	16,606	907,282
Kone OYJ, Class B	8,843	457,207
MISUMI Group, Inc.	16,900	370,734
PACCAR, Inc.	12,137	1,201,199
Pentair plc	19,100	859,118
Snap-on, Inc.	4,100	936,809
Stanley Black & Decker, Inc.	13,000	976,560
Volvo AB, Class B	27,847	502,988

		15,402,477

Marine (0.2%)
AP Moller-Maersk A/S, Class A	133	294,267
Kuehne + Nagel International AG (Registered)	1,738	410,887

		705,154

Professional Services (1.0%)
Booz Allen Hamilton Holding Corp.	5,000	522,600
Teleperformance	1,970	469,627
Thomson Reuters Corp.	3,500	399,269
Verisk Analytics, Inc.	5,600	987,952
Wolters Kluwer NV	10,351	1,083,203

		3,462,651

Road & Rail (2.9%)
Canadian National Railway Co.	13,800	1,639,285
Canadian Pacific Railway Ltd.	11,500	857,404
CSX Corp.	50,276	1,557,550
Hankyu Hanshin Holdings, Inc.	11,400	340,506
Norfolk Southern Corp.	7,900	1,946,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Old Dominion Freight Line, Inc.	2,100	$595,938
Union Pacific Corp.	12,300	2,546,961

		9,484,362

Trading Companies & Distributors (1.6%)
Fastenal Co.	30,200	1,429,064
ITOCHU Corp. (x)	32,700	1,033,025
Marubeni Corp.	32,900	379,789
Mitsubishi Corp.	23,900	779,973
Mitsui & Co. Ltd.	34,500	1,012,866
WW Grainger, Inc.	900	500,625

		5,135,342

Total Industrials		61,042,328

Information Technology (16.3%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	38,244	1,821,944
Motorola Solutions, Inc.	2,700	695,817

		2,517,761

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	16,700	1,271,538
CDW Corp.	6,500	1,160,770
Zebra Technologies Corp., Class A*	4,600	1,179,486

		3,611,794

IT Services (4.2%)
Accenture plc, Class A	6,900	1,841,196
Automatic Data Processing, Inc.	9,639	2,302,372
Bechtle AG	11,050	391,049
Broadridge Financial Solutions, Inc.	3,500	469,455
CGI, Inc.*	6,700	577,516
Fiserv, Inc.*	8,100	818,667
Gartner, Inc.*	1,100	369,754
International Business Machines Corp.	2,300	324,047
Jack Henry & Associates, Inc.	2,600	456,456
Mastercard, Inc., Class A	5,400	1,877,742
Nomura Research Institute Ltd.	16,600	394,004
Paychex, Inc.	8,500	982,260
VeriSign, Inc.*	3,000	616,320
Visa, Inc., Class A	9,000	1,869,840
Western Union Co. (The)	31,800	437,886

		13,728,564

Semiconductors & Semiconductor Equipment (1.8%)
ASML Holding NV	1,926	1,038,678
KLA Corp.	1,900	716,357
NXP Semiconductors NV	5,106	806,901
Teradyne, Inc.	10,200	890,970
Texas Instruments, Inc.	13,100	2,164,382
Tokyo Electron Ltd.	1,200	355,501

		5,972,789

Software (4.2%)
Adobe, Inc.*	4,937	1,661,449
Autodesk, Inc.*	1,472	275,073
Cadence Design Systems, Inc.*	5,900	947,776
Microsoft Corp.	38,569	9,249,617
Nice Ltd.*	1,918	372,013
Roper Technologies, Inc.	800	345,672
Synopsys, Inc.*	3,000	957,870

		13,809,470

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	97,200	12,629,196
Canon, Inc.	19,600	426,454
FUJIFILM Holdings Corp.	7,100	358,408
HP, Inc.	26,100	701,307

		14,115,365

Total Information Technology		53,755,743

Materials (3.8%)
Chemicals (2.6%)
Air Liquide SA	3,003	425,608
Air Products and Chemicals, Inc.	2,200	678,172
BASF SE	12,328	612,186
Corteva, Inc.	23,000	1,351,940
Dow, Inc.	6,339	319,422
Evonik Industries AG	21,867	419,814
Givaudan SA (Registered)	280	857,881
Koninklijke DSM NV	4,593	561,965
Mitsubishi Chemical Group Corp.	76,600	399,635
Nitto Denko Corp.	6,600	384,715
Nutrien Ltd. (x)	7,000	511,041
Sherwin-Williams Co. (The)	6,300	1,495,179
Sika AG (Registered)	1,627	390,100

		8,407,658

Containers & Packaging (0.2%)
Avery Dennison Corp.	1,700	307,700
Ball Corp.	7,700	393,778

		701,478

Metals & Mining (1.0%)
Alcoa Corp.	19,900	904,853
BHP Group Ltd.	11,947	371,160
Franco-Nevada Corp.	2,800	381,681
Rio Tinto Ltd.	6,629	525,400
Rio Tinto plc	6,776	474,963
Wheaton Precious Metals Corp.	20,100	785,296

		3,443,353

Total Materials		12,552,489

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	6,500	1,377,090
Crown Castle, Inc. (REIT)	7,800	1,057,992
Daiwa House REIT Investment Corp. (REIT)	209	467,240
Equity Residential (REIT)	9,300	548,700
Essex Property Trust, Inc. (REIT)	1,700	360,264
Goodman Group (REIT)	39,567	467,664
Mid-America Apartment Communities, Inc. (REIT)	3,300	518,067
Nomura Real Estate Master Fund, Inc. (REIT)	310	385,020
Prologis, Inc. (REIT)	9,800	1,104,754

		6,286,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	4,200	$323,232
Mitsubishi Estate Co. Ltd.	28,700	374,167
Swiss Prime Site AG (Registered)	4,939	428,120

		1,125,519

Total Real Estate		7,412,310

Utilities (4.3%)
Electric Utilities (1.6%)
Eversource Energy	18,300	1,534,272
Hydro One Ltd. (m)	20,000	535,746
Iberdrola SA	130,063	1,521,740
Power Assets Holdings Ltd.	83,000	454,586
Red Electrica Corp. SA	31,834	554,087
Terna-Rete Elettrica Nazionale	99,482	734,784

		5,335,215

Gas Utilities (0.7%)
Atmos Energy Corp.	11,900	1,333,633
Hong Kong & China Gas Co. Ltd.	708,000	673,038
Snam SpA	59,536	288,507

		2,295,178

Multi-Utilities (1.6%)
CMS Energy Corp.	13,500	854,955
Consolidated Edison, Inc.	14,800	1,410,588
DTE Energy Co.	2,500	293,825
National Grid plc	90,171	1,087,288
Sempra Energy	7,600	1,174,504
WEC Energy Group, Inc.	5,600	525,056

		5,346,216

Water Utilities (0.4%)
American Water Works Co., Inc.	8,000	1,219,360

Total Utilities		14,195,969

Total Common Stocks (99.3%) (Cost $283,889,861)		327,048,410

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $484,696, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $494,159. (xx)	$484,470	484,470

Total Short-Term Investment (0.1%) (Cost $484,470)		484,470

Total Investments in Securities (99.4%) (Cost $284,374,331)		327,532,880
Other Assets Less Liabilities (0.6%)		2,099,904

Net Assets (100%)		$329,632,784

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $858,130 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $518,205. This was collateralized by $61,111 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.497%, maturing 6/30/23 – 2/15/52 and by cash of $484,470 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Brazil	0.2
Canada	6.3
China	0.3
Denmark	0.8
Finland	0.6
France	1.6
Germany	3.0
Hong Kong	0.6
Israel	0.5
Italy	0.7
Japan	5.0
Malta	0.0 #
Netherlands	1.2
Norway	0.4
Singapore	0.6
Spain	0.6
Sweden	1.1
Switzerland	1.7
United Kingdom	1.2
United States	71.3
Cash and Other	0.6

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,190,019	$3,791,139	$—	$16,981,158
Consumer Discretionary	12,827,212	3,810,506	—	16,637,718
Consumer Staples	28,155,482	9,564,045	—	37,719,527
Energy	3,288,816	1,217,693	—	4,506,509
Financials	39,470,387	17,531,333	—	57,001,720
Health Care	37,948,392	7,294,547	—	45,242,939
Industrials	45,718,936	15,323,392	—	61,042,328
Information Technology	50,419,636	3,336,107	—	53,755,743
Materials	7,129,062	5,423,427	—	12,552,489
Real Estate	5,290,099	2,122,211	—	7,412,310
Utilities	8,881,939	5,314,030	—	14,195,969
Short-Term Investment
Repurchase Agreement	—	484,470	—	484,470

Total Assets	$252,319,980	$75,212,900	$—	$327,532,880

Total Liabilities	$—	$—	$—	$—

Total	$252,319,980	$75,212,900	$—	$327,532,880

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,063,966
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$108,413,620

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,698,950
Aggregate gross unrealized depreciation	(11,208,389)

Net unrealized appreciation	$42,490,561

Federal income tax cost of investments in securities and derivative instruments, if applicable	$285,042,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $283,889,861)	$327,048,410
Repurchase Agreements (Cost $484,470)	484,470
Cash	1,585,571
Foreign cash (Cost $51,010)	51,104
Dividends, interest and other receivables	1,020,839
Receivable for Portfolio shares sold	402,525
Securities lending income receivable	918
Other assets	1,550

Total assets	330,595,387

LIABILITIES
Payable for return of collateral on securities loaned	484,470
Investment management fees payable	184,108
Payable for Portfolio shares redeemed	108,149
Distribution fees payable – Class IB	64,154
Administrative fees payable	27,086
Accrued expenses	94,636

Total liabilities	962,603

NET ASSETS	$329,632,784

Net assets were comprised of:
Paid in capital	$288,198,817
Total distributable earnings (loss)	41,433,967

Net assets	$329,632,784

Class IB
Net asset value, offering and redemption price per share, $296,890,349 / 19,693,177 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.08

Class K
Net asset value, offering and redemption price per share, $32,742,435 / 2,169,651 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.09

(x)	Includes value of securities on loan of $518,205.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$8,284,849
Interest	754
Securities lending (net)	30,820

Total income	8,316,423

EXPENSES
Investment management fees	2,405,833
Distribution fees – Class IB	774,810
Administrative fees	318,701
Professional fees	121,669
Custodian fees	52,300
Printing and mailing expenses	23,831
Recoupment fees	18,958
Trustees’ fees	11,070
Miscellaneous	15,873

Gross expenses	3,743,045
Less: Waiver from investment manager	(48,869)

Net expenses	3,694,176

NET INVESTMENT INCOME (LOSS)	4,622,247

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,372,075)
Foreign currency transactions	(246,971)

Net realized gain (loss)	(1,619,046)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(61,711,073)
Foreign currency translations	(42,749)

Net change in unrealized appreciation (depreciation)	(61,753,822)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(63,372,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(58,750,621)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,622,247	$4,048,452
Net realized gain (loss)	(1,619,046)	24,174,823
Net change in unrealized appreciation (depreciation)	(61,753,822)	48,907,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(58,750,621)	77,130,437

Distributions to shareholders:
Class IB	(8,203,405)	(24,746,990)
Class K	(981,082)	(1,961,473)

Total distributions to shareholders	(9,184,487)	(26,708,463)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,985,710 and 985,062 shares, respectively ]	31,632,992	17,012,152
Capital shares issued in reinvestment of dividends [ 549,548 and 1,386,584 shares, respectively ]	8,203,405	24,746,990
Capital shares repurchased [ (2,945,610) and (2,632,467) shares, respectively ]	(46,610,193)	(46,023,760)

Total Class IB transactions	(6,773,796)	(4,264,618)

Class K
Capital shares sold [ 908,947 and 62,130 shares, respectively ]	15,946,561	1,097,877
Capital shares issued in reinvestment of dividends [ 65,327 and 109,785 shares, respectively ]	981,082	1,961,473
Capital shares repurchased [ (336,919) and (266,059) shares, respectively ]	(5,389,949)	(4,610,715)

Total Class K transactions	11,537,694	(1,551,365)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,763,898	(5,815,983)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,171,210)	44,605,991
NET ASSETS:
Beginning of year	392,803,994	348,198,003

End of year	$329,632,784	$392,803,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$18.15	$15.83		$14.42	$11.65	$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.19	(aa)	0.13	0.16	0.17
Net realized and unrealized gain (loss)	(2.85)	3.44		1.45	2.97	(0.92)

Total from investment operations	(2.64)	3.63		1.58	3.13	(0.75)

Less distributions:
Dividends from net investment income	(0.19)	(0.23)		(0.09)	(0.16)	(0.16)
Distributions from net realized gains	(0.24)	(1.08)		(0.08)	(0.20)	(0.48)

Total dividends and distributions	(0.43)	(1.31)		(0.17)	(0.36)	(0.64)

Net asset value, end of year	$15.08	$18.15		$15.83	$14.42	$11.65

Total return	(14.52)%	23.08%		10.95%	26.90%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$296,890	$364,960		$322,433	$21,947	$13,044
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10	%(g)	1.10%	1.15%	1.15%
Before waivers (f)	1.11%	1.11	%(g)	1.15%	1.48%	1.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.32%	1.07	%(bb)	0.90%	1.21%	1.28%
Before waivers (f)	1.31%	1.07	%(bb)	0.84%	0.88%	0.82%
Portfolio turnover rate^	31%	39%		53%	29%	47%

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$18.17	$15.84		$14.42	$11.65	$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.23	(aa)	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(2.86)	3.45		1.45	2.96	(0.92)

Total from investment operations	(2.61)	3.68		1.62	3.16	(0.72)

Less distributions:
Dividends from net investment income	(0.23)	(0.27)		(0.12)	(0.19)	(0.19)
Distributions from net realized gains	(0.24)	(1.08)		(0.08)	(0.20)	(0.48)

Total dividends and distributions	(0.47)	(1.35)		(0.20)	(0.39)	(0.67)

Net asset value, end of year	$15.09	$18.17		$15.84	$14.42	$11.65

Total return	(14.35)%	23.39%		11.28%	27.20%	(5.80)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$32,742	$27,844		$25,765	$10,387	$7,905
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85	%(g)	0.86%	0.90%	0.90%
Before waivers (f)	0.86%	0.86	%(g)	0.94%	1.24%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.58%	1.32	%(bb)	1.22%	1.48%	1.54%
Before waivers (f)	1.56%	1.32	%(bb)	1.13%	1.15%	1.09%
Portfolio turnover rate^	31%	39%		53%	29%	47%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Blackrock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(22.12)%	8.68%	11.90%
Portfolio – Class IB Shares	(22.12)	8.68	11.89
MSCI KLD 400 Social Index	(21.48)	9.72	12.76
Russell 1000® Growth Index	(29.14)	10.96	14.10

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (22.12)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the MSCI KLD 400 Social Index and the Russell 1000® Growth Index, which returned (21.48)% and (29.14)%, respectively.

Portfolio Highlights

What helped performance during the year?

•	The sectors that contributed to performance were Energy, Health Care, Consumer Staples and Utilities.

•	The stocks that contributed most to performance were Merck & Co., Inc., Abbvie, Inc., Cigna Corp., Marathon Petroleum Corp. and Deere & Co.

What hurt performance during the year?

•	The sectors that detracted the most from performance were Information Technology, Consumer Discretionary and Communication.

•	The stocks that detracted most from performance were Microsoft Corp., Alphabet, Inc., Tesla, Inc., Nvidia Corp. And PayPal Holdings Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	30.7%
Health Care	13.4
Consumer Discretionary	10.1
Financials	10.0
Industrials	9.2
Consumer Staples	8.7
Communication Services	8.2
Real Estate	3.6
Materials	2.9
Energy	2.0
Utilities	1.0
Repurchase Agreements	0.1
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,003.80	$4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.65
Class IB
Actual	1,000.00	1,003.90	4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.65

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.91% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.2%)
Diversified Telecommunication Services (1.0%)
Liberty Global plc, Class A*	1,914	$36,232
Liberty Global plc, Class C*	3,167	61,535
Lumen Technologies, Inc.	10,645	55,567
Verizon Communications, Inc.	48,231	1,900,301

		2,053,635

Entertainment (1.2%)
Electronic Arts, Inc.	3,183	388,899
Walt Disney Co. (The)*	20,940	1,819,267
Warner Bros Discovery, Inc.*	26,276	249,097

		2,457,263

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A*	68,762	6,066,871
Alphabet, Inc., Class C*	63,609	5,644,027
ZoomInfo Technologies, Inc., Class A*	3,086	92,919

		11,803,817

Media (0.2%)
Cable One, Inc.	60	42,712
John Wiley & Sons, Inc., Class A	514	20,591
New York Times Co. (The), Class A	1,836	59,597
Omnicom Group, Inc.	2,350	191,689
Scholastic Corp.	344	13,574

		328,163

Total Communication Services		16,642,878

Consumer Discretionary (10.1%)
Auto Components (0.2%)
Aptiv plc*	3,130	291,497
Autoliv, Inc.	957	73,287
BorgWarner, Inc.	2,710	109,078

		473,862

Automobiles (1.9%)
Harley-Davidson, Inc.	1,638	68,141
Lucid Group, Inc. (x)*	4,672	31,909
Rivian Automotive, Inc., Class A (x)*	3,646	67,196
Tesla, Inc.*	30,545	3,762,533

		3,929,779

Distributors (0.1%)
LKQ Corp.	2,965	158,361
Pool Corp.	447	135,141

		293,502

Hotels, Restaurants & Leisure (3.0%)
Aramark	2,604	107,649
Booking Holdings, Inc.*	455	916,952
Choice Hotels International, Inc.	399	44,943
Darden Restaurants, Inc.	1,388	192,002
Domino’s Pizza, Inc.	413	143,063
Hilton Worldwide Holdings, Inc.	3,140	396,770
Jack in the Box, Inc.	238	16,239
Marriott International, Inc., Class A	3,158	470,195
McDonald’s Corp.	8,445	2,225,511
Royal Caribbean Cruises Ltd.*	2,607	128,864
Starbucks Corp.	13,197	1,309,143
Vail Resorts, Inc.	471	112,263

		6,063,594

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,209
Garmin Ltd.	1,771	163,446
La-Z-Boy, Inc.	547	12,482
Meritage Homes Corp.*	414	38,171
Mohawk Industries, Inc.*	555	56,732
Newell Brands, Inc.	4,545	59,449
Whirlpool Corp.	607	85,866

		422,355

Leisure Products (0.1%)
Hasbro, Inc.	1,524	92,979
Mattel, Inc.*	4,134	73,751
Topgolf Callaway Brands Corp.*	1,567	30,948

		197,678

Multiline Retail (0.4%)
Kohl’s Corp.	1,407	35,527
Nordstrom, Inc. (x)	1,304	21,046
Target Corp.	5,269	785,292

		841,865

Specialty Retail (3.1%)
AutoNation, Inc.*	424	45,495
Best Buy Co., Inc.	2,327	186,649
Buckle, Inc. (The)	355	16,099
CarMax, Inc.*	1,826	111,185
Foot Locker, Inc.	1,017	38,433
GameStop Corp., Class A (x)*	2,972	54,863
Gap, Inc. (The)	2,078	23,440
Home Depot, Inc. (The)	11,740	3,708,196
Lowe’s Cos., Inc.	7,105	1,415,600
ODP Corp. (The)*	473	21,540
Signet Jewelers Ltd.	593	40,324
Tractor Supply Co.	1,269	285,487
Ulta Beauty, Inc.*	595	279,097

		6,226,408

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	1,539	88,215
Columbia Sportswear Co.	394	34,507
Deckers Outdoor Corp.*	311	124,139
Hanesbrands, Inc.	3,990	25,376
NIKE, Inc., Class B	14,465	1,692,550
PVH Corp.	806	56,896
Under Armour, Inc., Class A*	2,099	21,326
Under Armour, Inc., Class C*	2,595	23,147
VF Corp.	3,790	104,642
Wolverine World Wide, Inc.	958	10,470

		2,181,268

Total Consumer Discretionary		20,630,311

Consumer Staples (8.7%)
Beverages (3.0%)
Coca-Cola Co. (The)	47,125	2,997,621
Keurig Dr Pepper, Inc.	8,916	317,945
PepsiCo, Inc.	15,832	2,860,209

		6,175,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Kroger Co. (The)	7,782	$346,922
Sysco Corp.	5,794	442,951
United Natural Foods, Inc.*	720	27,871

		817,744

Food Products (2.1%)
Archer-Daniels-Midland Co.	6,417	595,818
Bunge Ltd.	1,742	173,799
Campbell Soup Co.	2,387	135,462
Conagra Brands, Inc.	5,524	213,779
Darling Ingredients, Inc.*	1,817	113,726
General Mills, Inc.	6,819	571,773
Hain Celestial Group, Inc. (The)*	1,148	18,575
Hormel Foods Corp.	3,399	154,825
Ingredion, Inc.	727	71,195
J M Smucker Co. (The)	1,203	190,627
Kellogg Co.	2,944	209,731
Kraft Heinz Co. (The)	8,388	341,476
Lamb Weston Holdings, Inc.	1,641	146,640
McCormick & Co., Inc. (Non-Voting)	2,862	237,231
Mondelez International, Inc., Class A	15,780	1,051,737

		4,226,394

Household Products (2.9%)
Church & Dwight Co., Inc.	2,772	223,451
Clorox Co. (The)	1,422	199,549
Colgate-Palmolive Co.	9,071	714,704
Kimberly-Clark Corp.	3,897	529,018
Procter & Gamble Co. (The)	27,357	4,146,227

		5,812,949

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,648	656,995

Total Consumer Staples		17,689,857

Energy (2.0%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	11,582	342,016
Core Laboratories NV	556	11,270
Halliburton Co.	10,460	411,601
NOV, Inc.	4,548	95,008
TechnipFMC plc*	4,614	56,245

		916,140

Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc.	2,573	385,847
HF Sinclair Corp.	1,862	96,619
Marathon Petroleum Corp.	5,708	664,354
ONEOK, Inc.	5,140	337,698
Phillips 66	5,542	576,811
Valero Energy Corp.	4,510	572,139
Williams Cos., Inc. (The)	14,034	461,719

		3,095,187

Total Energy		4,011,327

Financials (10.0%)
Banks (1.7%)
Bank of Hawaii Corp.	449	34,824
Cathay General Bancorp	851	34,712
Citizens Financial Group, Inc.	5,724	225,354
Comerica, Inc.	1,461	97,668
First Republic Bank	2,110	257,188
Heartland Financial USA, Inc.	426	19,860
Huntington Bancshares, Inc.	16,583	233,820
International Bancshares Corp.	664	30,385
KeyCorp	10,703	186,446
M&T Bank Corp.	2,010	291,571
Old National Bancorp	3,257	58,561
PNC Financial Services Group, Inc. (The)‡	4,695	741,529
Regions Financial Corp.	10,726	231,253
SVB Financial Group*	683	157,186
Truist Financial Corp.	15,184	653,367
Umpqua Holdings Corp.	2,620	46,767
Zions Bancorp NA	1,775	87,259

		3,387,750

Capital Markets (4.6%)
Ameriprise Financial, Inc.	1,238	385,476
Bank of New York Mellon Corp. (The)	8,786	399,939
BlackRock, Inc.‡	1,726	1,223,095
Charles Schwab Corp. (The)	16,722	1,392,274
CME Group, Inc.	4,115	691,978
FactSet Research Systems, Inc.	434	174,125
Franklin Resources, Inc.	3,550	93,649
Intercontinental Exchange, Inc.	6,442	660,885
Invesco Ltd.	3,811	68,560
MarketAxess Holdings, Inc.	426	118,807
Moody’s Corp.	1,891	526,870
Morgan Stanley	14,740	1,253,195
Nasdaq, Inc.	3,936	241,474
Northern Trust Corp.	2,249	199,014
S&P Global, Inc.	3,919	1,312,630
State Street Corp.	4,187	324,785
T. Rowe Price Group, Inc.	2,584	281,811

		9,348,567

Consumer Finance (0.8%)
Ally Financial, Inc.	3,524	86,162
American Express Co.	7,295	1,077,836
Discover Financial Services	3,127	305,914
Synchrony Financial	5,515	181,223

		1,651,135

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,209	120,798
Voya Financial, Inc. (x)	1,152	70,837

		191,635

Insurance (2.8%)
Allstate Corp. (The)	3,094	419,546
Arthur J Gallagher & Co.	2,434	458,906
Chubb Ltd.	4,781	1,054,689
Hartford Financial Services Group, Inc. (The)	3,699	280,495
Lincoln National Corp.	1,782	54,743
Loews Corp.	2,330	135,909
Marsh & McLennan Cos., Inc.	5,749	951,345
Principal Financial Group, Inc.	2,854	239,508
Progressive Corp. (The)	6,694	868,279
Prudential Financial, Inc.	4,251	422,804
Travelers Cos., Inc. (The)	2,717	509,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	1,259	$307,926

		5,703,560

Thrifts & Mortgage Finance (0.0%)†
New York Community Bancorp, Inc.	7,801	67,089

Total Financials		20,349,736

Health Care (13.4%)
Biotechnology (3.8%)
AbbVie, Inc.	20,278	3,277,128
Amgen, Inc.	6,147	1,614,448
Biogen, Inc.*	1,661	459,964
BioMarin Pharmaceutical, Inc.*	2,139	221,365
Gilead Sciences, Inc.	14,348	1,231,776
Vertex Pharmaceuticals, Inc.*	2,936	847,858

		7,652,539

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	840	177,156
Becton Dickinson and Co.	3,284	835,121
Cooper Cos., Inc. (The)	559	184,845
Dentsply Sirona, Inc.	2,438	77,626
Dexcom, Inc.*	4,538	513,883
Edwards Lifesciences Corp.*	7,097	529,507
Hologic, Inc.*	2,848	213,059
IDEXX Laboratories, Inc.*	951	387,970
Insulet Corp.*	788	231,979
ResMed, Inc.	1,697	353,197
STERIS plc	1,160	214,240

		3,718,583

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	1,779	294,798
Cardinal Health, Inc.	3,135	240,987
Centene Corp.*	6,543	536,591
Cigna Corp.	3,493	1,157,371
DaVita, Inc.*	597	44,578
Elevance Health, Inc.	2,747	1,409,129
HCA Healthcare, Inc.	2,629	630,855
Henry Schein, Inc.*	1,566	125,076
Humana, Inc.	1,461	748,310
Laboratory Corp. of America Holdings	1,035	243,722
Patterson Cos., Inc.	1,020	28,591
Pediatrix Medical Group, Inc.*	946	14,057
Quest Diagnostics, Inc.	1,346	210,568
Select Medical Holdings Corp.	1,242	30,839

		5,715,472

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	43,232

Life Sciences Tools & Services (2.1%)
Agilent Technologies, Inc.	3,388	507,014
Bio-Techne Corp.	1,792	148,521
Danaher Corp.	7,935	2,106,108
Illumina, Inc.*	1,806	365,173
IQVIA Holdings, Inc.*	2,135	437,440
Mettler-Toledo International, Inc.*	258	372,926
Waters Corp.*	685	234,667
West Pharmaceutical Services, Inc.	861	202,637

		4,374,486

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	24,527	1,764,718
Jazz Pharmaceuticals plc*	699	111,358
Merck & Co., Inc.	29,054	3,223,541
Zoetis, Inc.	5,359	785,361

		5,884,978

Total Health Care		27,389,290

Industrials (9.2%)
Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,408	128,916
Expeditors International of Washington, Inc.	1,860	193,291
United Parcel Service, Inc., Class B	8,378	1,456,432

		1,778,639

Airlines (0.1%)
Delta Air Lines, Inc.*	1,867	61,350
Southwest Airlines Co.*	1,662	55,959

		117,309

Building Products (1.0%)
A O Smith Corp.	1,484	84,944
Allegion plc	999	105,155
Builders FirstSource, Inc.*	1,787	115,941
Carrier Global Corp.	9,634	397,402
Fortune Brands Innovations, Inc.	1,530	87,378
Johnson Controls International plc	7,885	504,640
Lennox International, Inc.	371	88,754
Masco Corp.	2,567	119,802
Owens Corning	1,115	95,110
Trane Technologies plc	2,653	445,943

		2,045,069

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	5,998
Copart, Inc.*	4,958	301,893
Deluxe Corp.	487	8,269
HNI Corp.	507	14,414
Interface, Inc.	734	7,245
Steelcase, Inc., Class A	1,231	8,703
Tetra Tech, Inc.	617	89,582

		436,104

Construction & Engineering (0.2%)
EMCOR Group, Inc.	583	86,348
Granite Construction, Inc.	577	20,236
MDU Resources Group, Inc.	2,339	70,965
Quanta Services, Inc.	1,664	237,120

		414,669

Electrical Equipment (0.6%)
Acuity Brands, Inc.	390	64,588
Eaton Corp. plc	4,559	715,535
Rockwell Automation, Inc.	1,321	340,250
Sensata Technologies Holding plc	1,829	73,855

		1,194,228

Industrial Conglomerates (0.4%)
3M Co.	6,337	759,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Machinery (3.5%)
AGCO Corp.	741	$102,769
Caterpillar, Inc.	6,069	1,453,890
Cummins, Inc.	1,622	392,994
Deere & Co.	3,324	1,425,198
Dover Corp.	1,641	222,208
Flowserve Corp.	1,445	44,333
Fortive Corp.	3,840	246,720
Graco, Inc.	1,954	131,426
IDEX Corp.	859	196,135
Illinois Tool Works, Inc.	3,544	780,743
Ingersoll Rand, Inc.	4,615	241,134
Lincoln Electric Holdings, Inc.	611	88,283
Middleby Corp. (The)*	598	80,072
PACCAR, Inc.	3,995	395,385
Parker-Hannifin Corp.	1,466	426,606
Pentair plc	1,893	85,147
Snap-on, Inc.	612	139,836
Stanley Black & Decker, Inc.	1,729	129,883
Tennant Co.	204	12,560
Timken Co. (The)	750	53,003
Westinghouse Air Brake Technologies Corp.	1,958	195,428
Xylem, Inc.	2,080	229,986

		7,073,739

Professional Services (0.2%)
ASGN, Inc.*	606	49,377
Exponent, Inc.	588	58,265
Heidrick & Struggles International, Inc.	257	7,188
ICF International, Inc.	218	21,593
Kelly Services, Inc., Class A	381	6,439
ManpowerGroup, Inc.	559	46,515
Resources Connection, Inc.	361	6,635
Robert Half International, Inc.	1,251	92,361
TransUnion	2,191	124,339
TrueBlue, Inc.*	492	9,634

		422,346

Road & Rail (1.5%)
ArcBest Corp.	298	20,872
Avis Budget Group, Inc.*	344	56,392
CSX Corp.	24,511	759,351
Knight-Swift Transportation Holdings, Inc.	1,787	93,657
Norfolk Southern Corp.	2,689	662,623
Ryder System, Inc.	554	46,298
U-Haul Holding Co.	1,044	57,399
Union Pacific Corp.	7,149	1,480,343

		3,176,935

Trading Companies & Distributors (0.6%)
Air Lease Corp.	1,260	48,409
Applied Industrial Technologies, Inc.	454	57,218
Fastenal Co.	6,578	311,271
Ferguson plc	2,385	302,823
United Rentals, Inc.*	801	284,691
WW Grainger, Inc.	523	290,919

		1,295,331

Total Industrials		18,714,302

Information Technology (30.7%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	47,532	2,264,425
CommScope Holding Co., Inc.*	2,701	19,852
F5, Inc.*	663	95,147
Motorola Solutions, Inc.	1,910	492,226

		2,871,650

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,012	94,785
Corning, Inc.	9,266	295,956
Flex Ltd.*	5,157	110,669
Itron, Inc.*	461	23,350
Keysight Technologies, Inc.*	2,052	351,036
TE Connectivity Ltd.	3,659	420,053
Trimble, Inc.*	2,799	141,518
Zebra Technologies Corp., Class A*	593	152,051

		1,589,418

IT Services (6.8%)
Accenture plc, Class A	7,264	1,938,326
Akamai Technologies, Inc.*	1,792	151,066
Automatic Data Processing, Inc.	4,757	1,136,257
Cognizant Technology Solutions Corp., Class A	5,892	336,964
Fidelity National Information Services, Inc.	6,960	472,236
International Business Machines Corp.	10,339	1,456,662
Mastercard, Inc., Class A	9,895	3,440,788
Okta, Inc.*	1,759	120,192
PayPal Holdings, Inc.*	12,577	895,734
Visa, Inc., Class A	18,750	3,895,500
Western Union Co. (The)	4,642	63,920

		13,907,645

Semiconductors & Semiconductor Equipment (6.1%)
Advanced Micro Devices, Inc.*	18,479	1,196,885
Analog Devices, Inc.	5,888	965,809
Applied Materials, Inc.	9,848	958,998
First Solar, Inc.*	1,098	164,470
Intel Corp.	47,237	1,248,474
Lam Research Corp.	1,568	659,030
Microchip Technology, Inc.	6,324	444,261
NVIDIA Corp.	28,555	4,173,028
NXP Semiconductors NV	3,002	474,406
ON Semiconductor Corp.*	4,952	308,856
Skyworks Solutions, Inc.	1,847	168,317
Texas Instruments, Inc.	10,497	1,734,314

		12,496,848

Software (15.2%)
Adobe, Inc.*	5,376	1,809,185
ANSYS, Inc.*	994	240,141
Autodesk, Inc.*	2,476	462,690
Black Knight, Inc.*	1,798	111,027
Cadence Design Systems, Inc.*	3,135	503,606
Coupa Software, Inc.*	898	71,095
Fair Isaac Corp.*	287	171,793
Fortinet, Inc.*	7,672	375,084
Gen Digital, Inc.	6,880	147,438
Guidewire Software, Inc.*	965	60,370
HubSpot, Inc.*	522	150,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Intuit, Inc.	3,068	$1,194,127
Microsoft Corp.	81,250	19,485,375
Oracle Corp.	18,304	1,496,169
Paycom Software, Inc.*	595	184,634
PTC, Inc.*	1,302	156,292
RingCentral, Inc., Class A*	945	33,453
Roper Technologies, Inc.	1,214	524,557
Salesforce, Inc.*	11,485	1,522,796
ServiceNow, Inc.*	2,320	900,786
Splunk, Inc.*	1,861	160,214
Synopsys, Inc.*	1,750	558,758
Teradata Corp.*	1,235	41,570
VMware, Inc., Class A*	2,449	300,639
Workday, Inc., Class A*	2,322	388,540

		31,051,265

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	3,113	125,205
Hewlett Packard Enterprise Co.	15,073	240,565
HP, Inc.	11,838	318,087
Seagate Technology Holdings plc	2,264	119,109
Xerox Holdings Corp.	1,274	18,600

		821,566

Total Information Technology		62,738,392

Materials (2.9%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	2,539	782,672
Albemarle Corp.	1,346	291,894
Axalta Coating Systems Ltd.*	2,425	61,765
Ecolab, Inc.	2,931	426,636
HB Fuller Co.	603	43,187
International Flavors & Fragrances, Inc.	2,918	305,923
Linde plc	5,705	1,860,857
Minerals Technologies, Inc.	394	23,924
Mosaic Co. (The)	3,952	173,374
PPG Industries, Inc.	2,681	337,109
Sherwin-Williams Co. (The)	2,819	669,033

		4,976,374

Containers & Packaging (0.3%)
Avery Dennison Corp.	941	170,321
Ball Corp.	3,598	184,002
Sealed Air Corp.	1,713	85,444
Sonoco Products Co.	1,157	70,241

		510,008

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	16,318
Newmont Corp.	9,123	430,606
Schnitzer Steel Industries, Inc., Class A	317	9,716

		456,640

Total Materials		5,943,022

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
American Tower Corp. (REIT)	5,330	1,129,214
AvalonBay Communities, Inc. (REIT)	1,610	260,047
Boston Properties, Inc. (REIT)	1,744	117,860
Corporate Office Properties Trust (REIT)	1,237	32,088
Crown Castle, Inc. (REIT)	4,957	672,367
Digital Realty Trust, Inc. (REIT)	3,272	328,083
Equinix, Inc. (REIT)	1,050	687,782
Equity Residential (REIT)	4,080	240,720
Federal Realty Investment Trust (REIT)	818	82,651
Healthpeak Properties, Inc. (REIT)	6,202	155,484
Host Hotels & Resorts, Inc. (REIT)	8,183	131,337
Iron Mountain, Inc. (REIT)	3,297	164,355
Macerich Co. (The) (REIT)	2,450	27,587
PotlatchDeltic Corp. (REIT)	987	43,418
Prologis, Inc. (REIT)	10,566	1,191,105
SBA Communications Corp. (REIT)	1,240	347,584
Simon Property Group, Inc. (REIT)	3,747	440,198
UDR, Inc. (REIT)	3,730	144,463
Ventas, Inc. (REIT)	4,553	205,113
Welltower, Inc. (REIT)	5,326	349,119
Weyerhaeuser Co. (REIT)	8,453	262,043

		7,012,618

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	8,659
CBRE Group, Inc., Class A*	3,674	282,751
Jones Lang LaSalle, Inc.*	560	89,247

		380,657

Total Real Estate		7,393,275

Utilities (1.0%)
Electric Utilities (0.2%)
Eversource Energy	3,977	333,432

Gas Utilities (0.1%)
Atmos Energy Corp. (x)	1,628	182,450
New Jersey Resources Corp.	1,085	53,838
UGI Corp.	2,446	90,673

		326,961

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	46,872

Multi-Utilities (0.5%)
Avista Corp.	768	34,053
Consolidated Edison, Inc.	4,059	386,863
Sempra Energy	3,624	560,053

		980,969

Water Utilities (0.2%)
American Water Works Co., Inc.	2,075	316,272
Essential Utilities, Inc.	2,899	138,369

		454,641

Total Utilities		2,142,875

Total Common Stocks (99.8%) (Cost $111,543,923)		203,645,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $75,278, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $76,787. (xx)	$75,243	$75,243
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $70,815, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $77,039. (xx)	70,754	70,754

Total Repurchase Agreements		145,997

Total Short-Term Investments (0.1%) (Cost $145,997)		145,997

Total Investments in Securities (99.9%) (Cost $111,689,920)		203,791,262
Other Assets Less Liabilities (0.1%)		274,793

Net Assets (100%)		$204,066,055

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $285,231. This was collateralized by $149,481 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $145,997 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,695	1,044,108	8,846	(96,081)	(345)	(214,999)	741,529	28,801	—
Capital Markets
BlackRock, Inc.	1,726	1,709,350	9,574	(103,302)	(1,165)	(391,362)	1,223,095	34,911	—
Diversified Financial Services
Equitable Holdings, Inc.	4,209	147,916	10,798	(20,419)	2,082	(19,579)	120,798	3,473	—

Total		2,901,374	29,218	(219,802)	572	(625,940)	2,085,422	67,185	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,642,878	$—	$—	$16,642,878
Consumer Discretionary	20,630,311	—	—	20,630,311
Consumer Staples	17,689,857	—	—	17,689,857
Energy	4,011,327	—	—	4,011,327
Financials	20,349,736	—	—	20,349,736
Health Care	27,389,290	—	—	27,389,290
Industrials	18,714,302	—	—	18,714,302
Information Technology	62,738,392	—	—	62,738,392
Materials	5,943,022	—	—	5,943,022
Real Estate	7,393,275	—	—	7,393,275
Utilities	2,142,875	—	—	2,142,875
Short-Term Investments
Repurchase Agreements	—	145,997	—	145,997

Total Assets	$203,645,265	$145,997	$—	$203,791,262

Total Liabilities	$—	$—	$—	$—

Total	$203,645,265	$145,997	$—	$203,791,262

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$11,540,301
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$23,797,781

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,160,114
Aggregate gross unrealized depreciation	(8,975,425)

Net unrealized appreciation	$92,184,689

Federal income tax cost of investments in securities and derivative instruments, if applicable	$111,606,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $893,607)	$2,085,422
Unaffiliated Issuers (Cost $110,650,316)	201,559,843
Repurchase Agreements (Cost $145,997)	145,997
Cash	410,674
Dividends, interest and other receivables	191,268
Receivable for Portfolio shares sold	37,725
Securities lending income receivable	536
Other assets	1,035

Total assets	204,432,500

LIABILITIES
Payable for return of collateral on securities loaned	145,997
Investment management fees payable	88,820
Distribution fees payable – Class IB	43,592
Administrative fees payable	16,883
Payable for Portfolio shares redeemed	14,050
Distribution fees payable – Class IA	818
Trustees’ fees payable	14
Accrued expenses	56,271

Total liabilities	366,445

NET ASSETS	$204,066,055

Net assets were comprised of:
Paid in capital	$111,215,586
Total distributable earnings (loss)	92,850,469

Net assets	$204,066,055

Class IA
Net asset value, offering and redemption price per share, $3,746,822 / 231,421 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.19

Class IB
Net asset value, offering and redemption price per share, $200,319,233 / 12,643,810 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.84

(x)	Includes value of securities on loan of $285,231.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($67,185 of dividend income received from affiliates) (net of $1,674 foreign withholding tax)	$3,548,830
Interest	5,202
Securities lending (net)	15,827

Total income	3,569,859

EXPENSES
Investment management fees	1,134,973
Distribution fees – Class IB	557,050
Administrative fees	210,405
Professional fees	58,428
Custodian fees	57,500
Printing and mailing expenses	19,688
Distribution fees – Class IA	10,436
Trustees’ fees	7,465
Miscellaneous	3,744

Total expenses	2,059,689

NET INVESTMENT INCOME (LOSS)	1,510,170

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($572 realized gain (loss) from affiliates)	1,873,567
Net change in unrealized appreciation (depreciation) on investments in securities ($(625,940) of change in unrealized appreciation (depreciation) from affiliates)	(64,418,889)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(62,545,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,035,152)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,510,170	$1,224,156
Net realized gain (loss)	1,873,567	2,712,900
Net change in unrealized appreciation (depreciation)	(64,418,889)	58,648,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(61,035,152)	62,585,470

Distributions to shareholders:
Class IA	(48,671)	(79,059)
Class IB	(2,649,890)	(4,311,268)

Total distributions to shareholders	(2,698,561)	(4,390,327)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,478 and 24,419 shares, respectively ]	120,310	455,502
Capital shares issued in reinvestment of dividends and distributions [ 2,875 and 3,836 shares, respectively ]	48,671	79,059
Capital shares repurchased [ (21,743) and (55,242) shares, respectively ]	(387,135)	(987,313)

Total Class IA transactions	(218,154)	(452,752)

Class IB
Capital shares sold [ 1,246,600 and 2,327,101 shares, respectively ]	22,103,818	43,437,443
Capital shares issued in reinvestment of dividends and distributions [ 159,942 and 213,709 shares, respectively ]	2,649,890	4,311,268
Capital shares repurchased [ (2,075,579) and (1,465,836) shares, respectively ]	(36,129,797)	(27,184,405)

Total Class IB transactions	(11,376,089)	20,564,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,594,243)	20,111,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,327,956)	78,306,697
NET ASSETS:
Beginning of year	279,394,011	201,087,314

End of year	$204,066,055	$279,394,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.05	$16.41	$14.24	$11.20	$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.10	0.12	0.12	0.12
Net realized and unrealized gain (loss)	(4.77)	4.87	2.69	3.26	(0.61)

Total from investment operations	(4.65)	4.97	2.81	3.38	(0.49)

Less distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.11)	(0.12)	(0.12)
Distributions from net realized gains	(0.10)	(0.24)	(0.53)	(0.22)	(0.33)

Total dividends and distributions	(0.21)	(0.33)	(0.64)	(0.34)	(0.45)

Net asset value, end of year	$16.19	$21.05	$16.41	$14.24	$11.20

Total return	(22.12)%	30.33%	19.96%	30.24%	(4.37)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,747	$5,132	$4,444	$3,816	$3,158
Ratio of expenses to average net assets (f)	0.91%	0.90%	0.93%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (f)	0.67%	0.51%	0.81%	0.91%	0.98%
Portfolio turnover rate^	5%	10%	7%	12%	10%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$20.60	$16.07	$13.95	$10.98	$11.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.10	0.12	0.12	0.12
Net realized and unrealized gain (loss)	(4.66)	4.76	2.64	3.19	(0.60)

Total from investment operations	(4.55)	4.86	2.76	3.31	(0.48)

Less distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.11)	(0.12)	(0.12)
Distributions from net realized gains	(0.10)	(0.24)	(0.53)	(0.22)	(0.33)

Total dividends and distributions	(0.21)	(0.33)	(0.64)	(0.34)	(0.45)

Net asset value, end of year	$15.84	$20.60	$16.07	$13.95	$10.98

Total return	(22.12)%	30.29%	20.01%	30.21%	(4.37)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$200,319	$274,262	$196,643	$175,337	$137,180
Ratio of expenses to average net assets (f)	0.91%	0.90%	0.93%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (f)	0.67%	0.51%	0.81%	0.91%	0.98%
Portfolio turnover rate^	5%	10%	7%	12%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	(20.28)%	7.74%	11.28%
S&P 500® Index	(18.11)	9.42	12.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned (20.28)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the S&P 500 Index fell 18.1%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. Throughout the year, the Portfolio reduced its equity exposure for 105 days, sometimes by as much as 19% of assets.

What helped performance during the year:

•	The sectors contributed the most to performance were Energy and Utilities.

•	The stocks that contributed most to performance were ExxonMobil Corp., Chevron Corp., Merck & Co. Inc., Eli Lilly and Co. and ConocoPhillips Co.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Consumer Discretionary, Communication Services, Financials and Real Estate.

•	The stocks that detracted most from performance were Apple, Inc., Amazon.com, Inc., Microsoft Corp., Tesla, Inc. and Meta Platforms, Inc.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when equities rallied off their lows, for instance during choppy markets in May and June, and also October and November. These periods account for the bulk of the underperformance compared to benchmark.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	23.3%
Health Care	14.3
Financials	10.6
Consumer Discretionary	8.9
Industrials	7.8
Communication Services	6.6
Consumer Staples	6.5
Energy	4.8
Utilities	2.9
Materials	2.5
Real Estate	2.4
Investment Companies	2.0
Repurchase Agreement	0.0 #
Cash and Other	7.4

100.0%

#	Less than 0.05%

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class K
Actual	$1,000.00	$1,009.50	$2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.23	3.01

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.6%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	509,325	$9,376,673
Lumen Technologies, Inc.	69,918	364,972
Verizon Communications, Inc.	300,147	11,825,792

		21,567,437

Entertainment (1.2%)
Activision Blizzard, Inc.	51,191	3,918,671
Electronic Arts, Inc.	18,785	2,295,151
Live Nation Entertainment, Inc.*	9,974	695,587
Netflix, Inc.*	31,798	9,376,594
Take-Two Interactive Software, Inc.*	11,126	1,158,551
Walt Disney Co. (The)*	130,288	11,319,422
Warner Bros Discovery, Inc.*	156,782	1,486,293

		30,250,269

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A*	427,380	37,707,737
Alphabet, Inc., Class C*	379,881	33,706,841
Match Group, Inc.*	19,771	820,299
Meta Platforms, Inc., Class A*	161,410	19,424,080

		91,658,957

Media (0.7%)
Charter Communications, Inc., Class A*	7,752	2,628,703
Comcast Corp., Class A	310,285	10,850,667
DISH Network Corp., Class A(x)*	18,230	255,949
Fox Corp., Class A	22,012	668,504
Fox Corp., Class B	9,940	282,793
Interpublic Group of Cos., Inc. (The)	27,207	906,265
News Corp., Class A	26,803	487,815
News Corp., Class B	9,478	174,774
Omnicom Group, Inc.	14,337	1,169,469
Paramount Global, Class B (x)	37,459	632,308

		18,057,247

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	42,784	5,989,760

Total Communication Services		167,523,670

Consumer Discretionary (8.9%)
Auto Components (0.1%)
Aptiv plc*	19,257	1,793,405
BorgWarner, Inc.	16,393	659,818

		2,453,223

Automobiles (1.2%)
Ford Motor Co.	283,992	3,302,827
General Motors Co.	102,356	3,443,256
Tesla, Inc.*	191,523	23,591,803

		30,337,886

Distributors (0.2%)
Genuine Parts Co.	10,170	1,764,597
LKQ Corp.	18,581	992,411
Pool Corp.	2,816	851,361

		3,608,369

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	2,792	5,626,662
Caesars Entertainment, Inc.*	15,087	627,619
Carnival Corp. (x)*	73,221	590,161
Chipotle Mexican Grill, Inc.*	1,992	2,763,880
Darden Restaurants, Inc.	8,604	1,190,191
Domino’s Pizza, Inc.	2,502	866,693
Expedia Group, Inc.*	10,873	952,475
Hilton Worldwide Holdings, Inc.	19,583	2,474,508
Las Vegas Sands Corp.*	23,262	1,118,204
Marriott International, Inc., Class A	19,379	2,885,339
McDonald’s Corp.	52,416	13,813,189
MGM Resorts International	23,547	789,531
Norwegian Cruise Line Holdings Ltd. (x)*	28,990	354,838
Royal Caribbean Cruises Ltd.*	15,623	772,245
Starbucks Corp.	82,018	8,136,186
Wynn Resorts Ltd.*	7,652	631,060
Yum! Brands, Inc.	20,287	2,598,359

		46,191,140

Household Durables (0.3%)
DR Horton, Inc.	22,427	1,999,143
Garmin Ltd.	11,073	1,021,927
Lennar Corp., Class A	18,056	1,634,068
Mohawk Industries, Inc.*	3,938	402,542
Newell Brands, Inc.	25,484	333,331
NVR, Inc.*	215	991,705
PulteGroup, Inc.	16,547	753,385
Whirlpool Corp.	3,975	562,303

		7,698,404

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	634,033	53,258,772
eBay, Inc.	39,504	1,638,231
Etsy, Inc.*	8,976	1,075,145

		55,972,148

Leisure Products (0.0%)†
Hasbro, Inc.	8,998	548,968

Multiline Retail (0.4%)
Dollar General Corp.	16,118	3,969,057
Dollar Tree, Inc.*	14,998	2,121,317
Target Corp.	32,969	4,913,700

		11,004,074

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	4,279	629,141
AutoZone, Inc.*	1,368	3,373,734
Bath & Body Works, Inc.	16,350	688,989
Best Buy Co., Inc.	14,213	1,140,025
CarMax, Inc.*	11,230	683,795
Home Depot, Inc. (The)	73,251	23,137,061
Lowe’s Cos., Inc.	44,765	8,918,979
O’Reilly Automotive, Inc.*	4,498	3,796,447
Ross Stores, Inc.	25,023	2,904,420
TJX Cos., Inc. (The)	83,210	6,623,516
Tractor Supply Co.	7,867	1,769,839
Ulta Beauty, Inc.*	3,678	1,725,239

		55,391,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	90,114	$10,544,239
Ralph Lauren Corp.	2,910	307,500
Tapestry, Inc.	17,619	670,931
VF Corp.	22,867	631,358

		12,154,028

Total Consumer Discretionary		225,359,425

Consumer Staples (6.5%)
Beverages (1.7%)
Brown-Forman Corp., Class B	13,350	876,828
Coca-Cola Co. (The)	278,157	17,693,567
Constellation Brands, Inc., Class A	11,486	2,661,881
Keurig Dr Pepper, Inc.	60,388	2,153,436
Molson Coors Beverage Co., Class B	13,283	684,340
Monster Beverage Corp.*	27,580	2,800,197
PepsiCo, Inc.	98,514	17,797,539

		44,667,788

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	31,640	14,443,660
Kroger Co. (The)	46,585	2,076,759
Sysco Corp.	36,537	2,793,254
Walgreens Boots Alliance, Inc.	51,041	1,906,892
Walmart, Inc.	101,177	14,345,887

		35,566,452

Food Products (1.1%)
Archer-Daniels-Midland Co.	39,506	3,668,132
Campbell Soup Co.	14,275	810,106
Conagra Brands, Inc.	33,743	1,305,854
General Mills, Inc.	42,262	3,543,669
Hershey Co. (The)	10,507	2,433,106
Hormel Foods Corp.	20,825	948,579
J M Smucker Co. (The)	7,553	1,196,848
Kellogg Co.	18,330	1,305,829
Kraft Heinz Co. (The)	56,540	2,301,743
Lamb Weston Holdings, Inc.	10,136	905,753
McCormick & Co., Inc. (Non-Voting)	18,096	1,499,978
Mondelez International, Inc., Class A	97,706	6,512,105
Tyson Foods, Inc., Class A	21,144	1,316,214

		27,747,916

Household Products (1.4%)
Church & Dwight Co., Inc.	17,308	1,395,198
Clorox Co. (The)	8,840	1,240,517
Colgate-Palmolive Co.	59,980	4,725,824
Kimberly-Clark Corp.	24,262	3,293,566
Procter & Gamble Co. (The)	169,792	25,733,676

		36,388,781

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	16,467	4,085,627

Tobacco (0.7%)
Altria Group, Inc.	128,272	5,863,313
Philip Morris International, Inc.	110,788	11,212,854

		17,076,167

Total Consumer Staples		165,532,731

Energy (4.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	71,605	2,114,496
Halliburton Co.	64,924	2,554,759
Schlumberger Ltd.	101,706	5,437,203

		10,106,458

Oil, Gas & Consumable Fuels (4.4%)
APA Corp.	23,562	1,099,874
Chevron Corp.#	127,618	22,906,155
ConocoPhillips	89,647	10,578,346
Coterra Energy, Inc.	56,975	1,399,876
Devon Energy Corp.	47,085	2,896,199
Diamondback Energy, Inc.	12,505	1,710,434
EOG Resources, Inc.	42,141	5,458,102
EQT Corp.	26,333	890,845
Exxon Mobil Corp.	295,409	32,583,613
Hess Corp.	20,018	2,838,953
Kinder Morgan, Inc.	142,112	2,569,385
Marathon Oil Corp.	46,323	1,253,964
Marathon Petroleum Corp.	34,154	3,975,184
Occidental Petroleum Corp.	52,364	3,298,408
ONEOK, Inc.	31,815	2,090,245
Phillips 66	33,963	3,534,869
Pioneer Natural Resources Co.	16,940	3,868,926
Targa Resources Corp.	16,136	1,185,996
Valero Energy Corp.	27,738	3,518,843
Williams Cos., Inc. (The)	87,541	2,880,099

		110,538,316

Total Energy		120,644,774

Financials (10.6%)
Banks (3.5%)
Bank of America Corp.	499,052	16,528,602
Citigroup, Inc.	138,192	6,250,424
Citizens Financial Group, Inc.	35,724	1,406,454
Comerica, Inc.	9,100	608,335
Fifth Third Bancorp	48,381	1,587,381
First Republic Bank	13,083	1,594,687
Huntington Bancshares, Inc.	104,885	1,478,878
JPMorgan Chase & Co.	209,614	28,109,237
KeyCorp	68,089	1,186,110
M&T Bank Corp.	12,402	1,799,034
PNC Financial Services Group, Inc. (The)‡	28,974	4,576,153
Regions Financial Corp.	65,911	1,421,041
Signature Bank	4,512	519,873
SVB Financial Group*	4,140	952,780
Truist Financial Corp.	95,378	4,104,115
US Bancorp	97,224	4,239,939
Wells Fargo & Co.	271,579	11,213,497
Zions Bancorp NA	10,636	522,866

		88,099,406

Capital Markets (2.8%)
Ameriprise Financial, Inc.	7,644	2,380,112
Bank of New York Mellon Corp. (The)	52,879	2,407,052
BlackRock, Inc.‡	10,747	7,615,647
Cboe Global Markets, Inc.	7,712	967,625
Charles Schwab Corp. (The)	109,046	9,079,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CME Group, Inc.	25,565	$4,299,010
FactSet Research Systems, Inc.	2,717	1,090,088
Franklin Resources, Inc.	21,067	555,747
Goldman Sachs Group, Inc. (The)	24,261	8,330,742
Intercontinental Exchange, Inc.	40,157	4,119,707
Invesco Ltd.	33,744	607,055
MarketAxess Holdings, Inc.	2,659	741,569
Moody’s Corp.	11,265	3,138,654
Morgan Stanley	94,673	8,049,098
MSCI, Inc.	5,747	2,673,332
Nasdaq, Inc.	23,935	1,468,412
Northern Trust Corp.	14,661	1,297,352
Raymond James Financial, Inc.	13,699	1,463,738
S&P Global, Inc.	23,968	8,027,842
State Street Corp.	26,435	2,050,563
T. Rowe Price Group, Inc.	16,007	1,745,723

		72,108,238

Consumer Finance (0.5%)
American Express Co.	42,766	6,318,677
Capital One Financial Corp.	27,420	2,548,963
Discover Financial Services	19,605	1,917,957
Synchrony Financial	32,887	1,080,667

		11,866,264

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	128,832	39,796,205

Insurance (2.2%)
Aflac, Inc.	40,641	2,923,714
Allstate Corp. (The)	19,053	2,583,587
American International Group, Inc.	53,482	3,382,202
Aon plc, Class A	14,872	4,463,682
Arch Capital Group Ltd.*	26,544	1,666,432
Arthur J Gallagher & Co.	15,036	2,834,887
Assurant, Inc.	3,864	483,232
Brown & Brown, Inc.	16,908	963,249
Chubb Ltd.	29,719	6,556,011
Cincinnati Financial Corp.	11,343	1,161,410
Everest Re Group Ltd.	2,806	929,544
Globe Life, Inc.	6,414	773,208
Hartford Financial Services Group, Inc. (The)	23,091	1,750,990
Lincoln National Corp.	11,346	348,549
Loews Corp.	14,293	833,711
Marsh & McLennan Cos., Inc.	35,515	5,877,022
MetLife, Inc.	47,343	3,426,213
Principal Financial Group, Inc.	16,551	1,388,960
Progressive Corp. (The)	41,670	5,405,016
Prudential Financial, Inc.	26,207	2,606,548
Travelers Cos., Inc. (The)	16,797	3,149,269
W R Berkley Corp.	14,650	1,063,150
Willis Towers Watson plc	7,874	1,925,823

		56,496,409

Total Financials		268,366,522

Health Care (14.3%)
Biotechnology (2.3%)
AbbVie, Inc.	126,379	20,424,110
Amgen, Inc.	38,163	10,023,130
Biogen, Inc.*	10,253	2,839,261
Gilead Sciences, Inc.	89,560	7,688,726
Incyte Corp.*	13,047	1,047,935
Moderna, Inc.*	23,745	4,265,077
Regeneron Pharmaceuticals, Inc.*	7,641	5,512,905
Vertex Pharmaceuticals, Inc.*	18,279	5,278,610

		57,079,754

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	124,777	13,699,267
Align Technology, Inc.*	5,128	1,081,495
Baxter International, Inc.	36,214	1,845,828
Becton Dickinson and Co.	20,310	5,164,833
Boston Scientific Corp.*	102,944	4,763,219
Cooper Cos., Inc. (The)	3,469	1,147,094
Dentsply Sirona, Inc.	15,441	491,641
Dexcom, Inc.*	27,744	3,141,731
Edwards Lifesciences Corp.*	43,911	3,276,200
Hologic, Inc.*	18,053	1,350,545
IDEXX Laboratories, Inc.*	5,987	2,442,456
Intuitive Surgical, Inc.*	25,338	6,723,438
Medtronic plc	94,922	7,377,338
ResMed, Inc.	10,383	2,161,014
STERIS plc	7,275	1,343,620
Stryker Corp.	24,014	5,871,183
Teleflex, Inc.	3,316	827,773
Zimmer Biomet Holdings, Inc.	14,839	1,891,972

		64,600,647

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	11,411	1,890,917
Cardinal Health, Inc.	18,960	1,457,455
Centene Corp.*	40,501	3,321,487
Cigna Corp.	21,788	7,219,236
CVS Health Corp.	93,880	8,748,677
DaVita, Inc.*	4,193	313,091
Elevance Health, Inc.	17,094	8,768,709
HCA Healthcare, Inc.	15,225	3,653,391
Henry Schein, Inc.*	9,665	771,943
Humana, Inc.	9,100	4,660,929
Laboratory Corp. of America Holdings	6,443	1,517,198
McKesson Corp.	10,176	3,817,221
Molina Healthcare, Inc.*	4,191	1,383,952
Quest Diagnostics, Inc.	8,045	1,258,560
UnitedHealth Group, Inc.	66,798	35,414,964
Universal Health Services, Inc., Class B	4,448	626,679

		84,824,409

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	21,143	3,164,050
Bio-Rad Laboratories, Inc., Class A*	1,531	643,770
Bio-Techne Corp.	11,528	955,441
Charles River Laboratories International, Inc.*	3,613	787,273
Danaher Corp.	46,813	12,425,106
Illumina, Inc.*	11,248	2,274,346
IQVIA Holdings, Inc.*	13,181	2,700,655
Mettler-Toledo International, Inc.*	1,608	2,324,284
PerkinElmer, Inc.	8,877	1,244,733
Thermo Fisher Scientific, Inc.	28,020	15,430,334
Waters Corp.*	4,283	1,467,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	5,330	$1,254,415

		44,671,677

Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	152,151	10,947,265
Catalent, Inc.*	12,636	568,746
Eli Lilly and Co.	56,363	20,619,840
Johnson & Johnson	187,174	33,064,287
Merck & Co., Inc.	181,151	20,098,704
Organon & Co.	17,595	491,428
Pfizer, Inc.	401,147	20,554,772
Viatris, Inc.	86,849	966,629
Zoetis, Inc.	33,340	4,885,977

		112,197,648

Total Health Care		363,374,135

Industrials (7.8%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	40,138	7,645,888
General Dynamics Corp.	16,171	4,012,187
Howmet Aerospace, Inc.	25,906	1,020,955
Huntington Ingalls Industries, Inc.	2,781	641,521
L3Harris Technologies, Inc.	13,737	2,860,181
Lockheed Martin Corp.	16,730	8,138,978
Northrop Grumman Corp.	10,357	5,650,883
Raytheon Technologies Corp.	105,204	10,617,188
Textron, Inc.	15,197	1,075,947
TransDigm Group, Inc.	3,662	2,305,778

		43,969,506

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	8,459	774,506
Expeditors International of Washington, Inc.	11,428	1,187,598
FedEx Corp.	17,151	2,970,553
United Parcel Service, Inc., Class B	52,203	9,074,970

		14,007,627

Airlines (0.2%)
Alaska Air Group, Inc.*	9,090	390,324
American Airlines Group, Inc.*	47,500	604,200
Delta Air Lines, Inc.*	45,316	1,489,084
Southwest Airlines Co.*	43,058	1,449,763
United Airlines Holdings, Inc.*	23,110	871,247

		4,804,618

Building Products (0.4%)
A O Smith Corp.	9,492	543,322
Allegion plc	6,395	673,138
Carrier Global Corp.	60,517	2,496,326
Johnson Controls International plc	49,531	3,169,984
Masco Corp.	15,895	741,820
Trane Technologies plc	16,632	2,795,673

		10,420,263

Commercial Services & Supplies (0.4%)
Cintas Corp.	6,184	2,792,818
Copart, Inc.*	30,348	1,847,890
Republic Services, Inc.	14,746	1,902,086
Rollins, Inc.	16,753	612,155
Waste Management, Inc.	26,747	4,196,069

		11,351,018

Construction & Engineering (0.1%)
Quanta Services, Inc.	10,272	1,463,760

Electrical Equipment (0.5%)
AMETEK, Inc.	16,333	2,282,047
Eaton Corp. plc	28,336	4,447,335
Emerson Electric Co.	42,519	4,084,375
Generac Holdings, Inc.*	4,763	479,444
Rockwell Automation, Inc.	8,184	2,107,953

		13,401,154

Industrial Conglomerates (0.9%)
3M Co.	39,416	4,726,767
General Electric Co.	78,176	6,550,367
Honeywell International, Inc.	48,079	10,303,329

		21,580,463

Machinery (1.7%)
Caterpillar, Inc.	37,358	8,949,482
Cummins, Inc.	10,091	2,444,948
Deere & Co.	19,706	8,449,145
Dover Corp.	10,101	1,367,776
Fortive Corp.	25,247	1,622,120
IDEX Corp.	5,448	1,243,942
Illinois Tool Works, Inc.	20,027	4,411,948
Ingersoll Rand, Inc.	28,995	1,514,989
Nordson Corp.	3,747	890,737
Otis Worldwide Corp.	30,020	2,350,866
PACCAR, Inc.	24,906	2,464,947
Parker-Hannifin Corp.	9,231	2,686,221
Pentair plc	12,120	545,158
Snap-on, Inc.	3,807	869,861
Stanley Black & Decker, Inc.	10,679	802,206
Westinghouse Air Brake Technologies Corp.#	13,056	1,303,119
Xylem, Inc.	12,957	1,432,656

		43,350,121

Professional Services (0.3%)
CoStar Group, Inc.*	28,761	2,222,651
Equifax, Inc.	8,769	1,704,343
Jacobs Solutions, Inc.	9,163	1,100,201
Leidos Holdings, Inc.	9,974	1,049,165
Robert Half International, Inc.	7,602	561,256
Verisk Analytics, Inc.	11,087	1,955,968

		8,593,584

Road & Rail (0.8%)
CSX Corp.	151,108	4,681,326
JB Hunt Transport Services, Inc.	5,931	1,034,129
Norfolk Southern Corp.	16,620	4,095,500
Old Dominion Freight Line, Inc.	6,498	1,844,002
Union Pacific Corp.	44,151	9,142,348

		20,797,305

Trading Companies & Distributors (0.2%)
Fastenal Co.	41,052	1,942,581
United Rentals, Inc.*	4,948	1,758,618
WW Grainger, Inc.	3,189	1,773,881

		5,475,080

Total Industrials		199,214,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Information Technology (23.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	17,518	$2,125,809
Cisco Systems, Inc.	294,213	14,016,307
F5, Inc.*	4,235	607,765
Juniper Networks, Inc.	23,887	763,429
Motorola Solutions, Inc.	11,979	3,087,108

		20,600,418

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	42,773	3,256,736
CDW Corp.	9,562	1,707,582
Corning, Inc.	54,701	1,747,150
Keysight Technologies, Inc.*	12,842	2,196,881
TE Connectivity Ltd.	22,939	2,633,397
Teledyne Technologies, Inc.*	3,313	1,324,902
Trimble, Inc.*	17,347	877,064
Zebra Technologies Corp., Class A*	3,633	931,538

		14,675,250

IT Services (4.0%)
Accenture plc, Class A	45,084	12,030,215
Akamai Technologies, Inc.*	11,216	945,509
Automatic Data Processing, Inc.	29,661	7,084,826
Broadridge Financial Solutions, Inc.	8,532	1,144,397
Cognizant Technology Solutions Corp., Class A	36,746	2,101,504
DXC Technology Co.*	17,062	452,143
EPAM Systems, Inc.*	4,083	1,338,162
Fidelity National Information Services, Inc.	42,728	2,899,095
Fiserv, Inc.*	45,484	4,597,068
FleetCor Technologies, Inc.*	5,423	996,097
Gartner, Inc.*	5,583	1,876,670
Global Payments, Inc.	19,360	1,922,835
International Business Machines Corp.	64,595	9,100,789
Jack Henry & Associates, Inc.	5,240	919,934
Mastercard, Inc., Class A	60,763	21,129,118
Paychex, Inc.	22,926	2,649,329
PayPal Holdings, Inc.*	81,837	5,828,431
VeriSign, Inc.*	6,652	1,366,587
Visa, Inc., Class A	116,850	24,276,756

		102,659,465

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	115,274	7,466,297
Analog Devices, Inc.	36,879	6,049,262
Applied Materials, Inc.	61,696	6,007,957
Broadcom, Inc.	28,919	16,169,480
Enphase Energy, Inc.*	9,682	2,565,343
First Solar, Inc.*	7,095	1,062,760
Intel Corp.	295,254	7,803,563
KLA Corp.	10,197	3,844,575
Lam Research Corp.	9,744	4,095,403
Microchip Technology, Inc.	39,083	2,745,581
Micron Technology, Inc.	78,049	3,900,889
Monolithic Power Systems, Inc.	3,164	1,118,822
NVIDIA Corp.	178,262	26,051,209
NXP Semiconductors NV	18,587	2,937,304
ON Semiconductor Corp.*	30,910	1,927,857
Qorvo, Inc.*	7,540	683,426
QUALCOMM, Inc.	80,159	8,812,680
Skyworks Solutions, Inc.	11,579	1,055,194
SolarEdge Technologies, Inc.*	3,974	1,125,715
Teradyne, Inc.	11,045	964,781
Texas Instruments, Inc.	64,997	10,738,804

		117,126,902

Software (7.6%)
Adobe, Inc.*	33,294	11,204,430
ANSYS, Inc.*	6,315	1,525,641
Autodesk, Inc.*	15,373	2,872,753
Cadence Design Systems, Inc.*	19,671	3,159,949
Ceridian HCM Holding, Inc.*	10,632	682,043
Fortinet, Inc.*	46,149	2,256,225
Gen Digital, Inc.	42,882	918,961
Intuit, Inc.	20,149	7,842,394
Microsoft Corp.	532,826	127,782,331
Oracle Corp.	109,229	8,928,378
Paycom Software, Inc.*	3,475	1,078,327
PTC, Inc.*	7,438	892,858
Roper Technologies, Inc.	7,623	3,293,822
Salesforce, Inc.*	71,548	9,486,549
ServiceNow, Inc.*	14,405	5,593,029
Synopsys, Inc.*	10,991	3,509,316
Tyler Technologies, Inc.*	2,941	948,208

		191,975,214

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	1,070,053	139,031,986
Hewlett Packard Enterprise Co.	92,168	1,471,001
HP, Inc.	63,811	1,714,602
NetApp, Inc.	15,784	947,987
Seagate Technology Holdings plc (x)	14,027	737,960
Western Digital Corp.*	22,005	694,258

		144,597,794

Total Information Technology		591,635,043

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	15,795	4,868,967
Albemarle Corp.	8,393	1,820,106
Celanese Corp.	6,936	709,137
CF Industries Holdings, Inc.	14,129	1,203,791
Corteva, Inc.	50,876	2,990,491
Dow, Inc.	50,613	2,550,389
DuPont de Nemours, Inc.	35,595	2,442,885
Eastman Chemical Co.	8,762	713,577
Ecolab, Inc.	17,760	2,585,146
FMC Corp.	9,067	1,131,561
International Flavors & Fragrances, Inc.	18,090	1,896,556
Linde plc	35,420	11,553,295
LyondellBasell Industries NV, Class A	18,273	1,517,207
Mosaic Co. (The)	24,701	1,083,633
PPG Industries, Inc.	17,007	2,138,460
Sherwin-Williams Co. (The)	16,767	3,979,312

		43,184,513

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,417	1,492,813
Vulcan Materials Co.	9,423	1,650,062

		3,142,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
Amcor plc	105,860	$1,260,793
Avery Dennison Corp.	5,917	1,070,977
Ball Corp.	22,529	1,152,133
International Paper Co.	26,192	907,029
Packaging Corp. of America	6,602	844,462
Sealed Air Corp.	9,923	494,959
Westrock Co.	18,531	651,550

		6,381,903

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	102,829	3,907,502
Newmont Corp.	56,841	2,682,895
Nucor Corp.	18,450	2,431,895
Steel Dynamics, Inc.	11,937	1,166,245

		10,188,537

Total Materials		62,897,828

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	10,513	1,531,429
American Tower Corp. (REIT)	33,256	7,045,616
AvalonBay Communities, Inc. (REIT)	9,931	1,604,055
Boston Properties, Inc. (REIT)	10,216	690,397
Camden Property Trust (REIT)	7,483	837,198
Crown Castle, Inc. (REIT)	30,791	4,176,491
Digital Realty Trust, Inc. (REIT)	20,492	2,054,733
Equinix, Inc. (REIT)	6,549	4,289,792
Equity Residential (REIT)	24,033	1,417,947
Essex Property Trust, Inc. (REIT)	4,629	980,978
Extra Space Storage, Inc. (REIT)	9,599	1,412,781
Federal Realty Investment Trust (REIT)	5,292	534,704
Healthpeak Properties, Inc. (REIT)	39,008	977,931
Host Hotels & Resorts, Inc. (REIT)	50,305	807,395
Invitation Homes, Inc. (REIT)	41,413	1,227,481
Iron Mountain, Inc. (REIT)	20,720	1,032,892
Kimco Realty Corp. (REIT)	44,324	938,782
Mid-America Apartment Communities, Inc. (REIT)	8,192	1,286,062
Prologis, Inc. (REIT)	65,974	7,437,249
Public Storage (REIT)	11,361	3,183,239
Realty Income Corp. (REIT)	44,254	2,807,031
Regency Centers Corp. (REIT)	10,732	670,750
SBA Communications Corp. (REIT)	7,757	2,174,365
Simon Property Group, Inc. (REIT)	23,480	2,758,430
UDR, Inc. (REIT)	21,543	834,360
Ventas, Inc. (REIT)	28,609	1,288,836
VICI Properties, Inc. (REIT)	68,796	2,228,990
Vornado Realty Trust (REIT)	10,817	225,102
Welltower, Inc. (REIT)	33,548	2,199,071
Weyerhaeuser Co. (REIT)	52,634	1,631,654

		60,285,741

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	22,637	1,742,143

Total Real Estate		62,027,884

Utilities (2.9%)
Electric Utilities (1.9%)
Alliant Energy Corp.	17,657	974,843
American Electric Power Co., Inc.	36,906	3,504,225
Constellation Energy Corp.	23,311	2,009,641
Duke Energy Corp.	54,881	5,652,194
Edison International	27,078	1,722,702
Entergy Corp.	14,606	1,643,175
Evergy, Inc.	16,225	1,021,039
Eversource Energy	24,912	2,088,622
Exelon Corp.	71,043	3,071,189
FirstEnergy Corp.	38,975	1,634,612
NextEra Energy, Inc.	141,283	11,811,259
NRG Energy, Inc.	17,230	548,259
PG&E Corp.*	115,772	1,882,453
Pinnacle West Capital Corp.	7,933	603,225
PPL Corp.	53,447	1,561,721
Southern Co. (The)	77,239	5,515,637
Xcel Energy, Inc.	39,204	2,748,592

		47,993,388

Gas Utilities (0.0%)†
Atmos Energy Corp.	9,927	1,112,519

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	48,484	1,394,400

Multi-Utilities (0.8%)
Ameren Corp.	18,313	1,628,392
CenterPoint Energy, Inc.	45,380	1,360,946
CMS Energy Corp.	21,048	1,332,970
Consolidated Edison, Inc.	25,340	2,415,155
Dominion Energy, Inc.	59,863	3,670,799
DTE Energy Co.	13,851	1,627,908
NiSource, Inc.	28,386	778,344
Public Service Enterprise Group, Inc.	35,872	2,197,877
Sempra Energy	22,601	3,492,759
WEC Energy Group, Inc.	22,552	2,114,476

		20,619,626

Water Utilities (0.1%)
American Water Works Co., Inc.	12,911	1,967,895

Total Utilities		73,087,828

Total Common Stocks (90.6%) (Cost $784,350,152)		2,299,664,339

SHORT-TERM INVESTMENTS:
Investment Companies (2.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	48,667,368	48,691,702

Total Investment Companies		49,191,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $775,537, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $790,679. (xx)	$775,176	$775,176

Total Short-Term Investments (2.0%) (Cost $49,970,016)		49,966,878

Total Investments in Securities (92.6%) (Cost $834,320,168)		2,349,631,217
Other Assets Less Liabilities (7.4%)		188,057,566

Net Assets (100%)		$2,537,688,783

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,625,051.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $1,785,786. This was collateralized by $563,862 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 1/19/23 – 11/15/51 and by cash of $1,275,176 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	19,945	4,765,558	—	(652,721)	476,662	(1,439,386)	3,150,113	128,609	—
Capital Markets
BlackRock, Inc.	7,428	7,416,036	287,676	(800,504)	386,552	(2,026,056)	5,263,704	149,450	—

Total		12,181,594	287,676	(1,453,225)	863,214	(3,465,442)	8,413,817	278,059	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,234	3/2023	USD	238,223,700	(7,181,526)

					(7,181,526)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,523,670	$—	$—	$167,523,670
Consumer Discretionary	225,359,425	—	—	225,359,425
Consumer Staples	165,532,731	—	—	165,532,731
Energy	120,644,774	—	—	120,644,774
Financials	268,366,522	—	—	268,366,522
Health Care	363,374,135	—	—	363,374,135
Industrials	199,214,499	—	—	199,214,499
Information Technology	591,635,043	—	—	591,635,043
Materials	62,897,828	—	—	62,897,828
Real Estate	62,027,884	—	—	62,027,884
Utilities	73,087,828	—	—	73,087,828
Short-Term Investments
Investment Companies	49,191,702	—	—	49,191,702
Repurchase Agreement	—	775,176	—	775,176

Total Assets	$2,348,856,041	$775,176	$—	$2,349,631,217

Liabilities:
Futures	$(7,181,526)	$—	$—	$(7,181,526)

Total Liabilities	$(7,181,526)	$—	$—	$(7,181,526)

Total	$2,341,674,515	$775,176	$—	$2,342,449,691

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(7,181,526	)*

Total		$(7,181,526)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(110,776,076)	$(110,776,076)

Total	$(110,776,076)	$(110,776,076)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(12,556,431)	$(12,556,431)

Total	$(12,556,431)	$(12,556,431)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $226,390,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 34%)*	$54,056,092
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$402,928,112

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,592,955,884
Aggregate gross unrealized depreciation	(76,629,005)

Net unrealized appreciation	$1,516,326,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$826,122,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $2,319,840)	$8,413,817
Unaffiliated Issuers (Cost $831,225,152)	2,340,442,224
Repurchase Agreements (Cost $775,176)	775,176
Cash	175,298,091
Cash held as collateral at broker for futures	14,415,400
Dividends, interest and other receivables	2,183,081
Securities lending income receivable	568
Other assets	12,712

Total assets	2,541,541,069

LIABILITIES
Payable for return of collateral on securities loaned	1,275,176
Investment management fees payable	981,946
Due to broker for futures variation margin	668,594
Payable for Portfolio shares redeemed	552,482
Administrative fees payable	287,318
Accrued expenses	86,770

Total liabilities	3,852,286

NET ASSETS	$2,537,688,783

Net assets were comprised of:
Paid in capital	$1,159,279,440
Total distributable earnings (loss)	1,378,409,343

Net assets	$2,537,688,783

Class K
Net asset value, offering and redemption price per share, $2,537,688,783 / 201,663,499 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.58

(x)	Includes value of securities on loan of $1,785,786.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($278,059 of dividend income received from affiliates) (net of $10,117 foreign withholding tax)	$42,927,554
Interest	2,329,435
Securities lending (net)	29,980

Total income	45,286,969

EXPENSES
Investment management fees	12,897,381
Administrative fees	3,593,252
Professional fees	135,664
Printing and mailing expenses	111,033
Custodian fees	108,300
Trustees’ fees	96,275
Miscellaneous	90,262

Total expenses	17,032,167

NET INVESTMENT INCOME (LOSS)	28,254,802

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($863,214 realized gain (loss) from affiliates)	242,790,459
Futures contracts	(110,776,076)

Net realized gain (loss)	132,014,383

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,465,442) of change in unrealized appreciation (depreciation) from affiliates)	(850,771,144)
Futures contracts	(12,556,431)

Net change in unrealized appreciation (depreciation)	(863,327,575)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(731,313,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(703,058,390)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,254,802	$23,411,871
Net realized gain (loss)	132,014,383	370,067,902
Net change in unrealized appreciation (depreciation)	(863,327,575)	442,835,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(703,058,390)	836,315,362

Distributions to shareholders:
Class K	(174,617,835)	(417,534,067)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 2,374,686 and 463,301 shares, respectively ]	31,044,168	7,745,749
Capital shares issued in reinvestment of dividends and distributions [ 13,373,645 and 24,954,553 shares, respectively ]	174,617,835	417,534,067
Capital shares repurchased [ (26,944,680) and (28,251,111) shares, respectively ]	(383,966,476)	(472,289,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(178,304,473)	(47,009,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,055,980,698)	371,772,032
NET ASSETS:
Beginning of year	3,593,669,481	3,221,897,449

End of year	$2,537,688,783	$3,593,669,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$16.88	$14.94	$15.33	$12.94	$14.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.12	0.18	0.24	0.21
Net realized and unrealized gain (loss)	(3.54)	3.98	2.26	3.62	(1.06)

Total from investment operations	(3.40)	4.10	2.44	3.86	(0.85)

Less distributions:
Dividends from net investment income	(0.15)	(0.13)	(0.18)	(0.27)	(0.22)
Distributions from net realized gains	(0.75)	(2.03)	(2.65)	(1.20)	(0.98)

Total dividends and distributions	(0.90)	(2.16)	(2.83)	(1.47)	(1.20)

Net asset value, end of year	$12.58	$16.88	$14.94	$15.33	$12.94

Total return	(20.28)%	27.86%	16.75%	30.06%	(6.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,537,689	$3,593,669	$3,221,897	$3,308,504	$2,942,140
Ratio of expenses to average net assets (f)	0.58%	0.57%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (f)	0.97%	0.69%	1.15%	1.60%	1.36%
Portfolio turnover rate^	2%	3%	7%	4%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	(16.00)%	5.38%	9.68%
S&P MidCap 400® Index	(13.06)	6.71	10.78

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned (16.00)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P MidCap 400® Index, which returned (13.06)% over the same period.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the S&P MidCap 400 Index fell 13.1%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. Throughout the year, the Portfolio reduced its equity exposure for 96 days, sometimes by as much as 17%.

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were Steel Dynamics, Inc., First Solar, Inc., Fair Isaac Corp. (FICO), EQT Corp. and First Horizon Corp.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Consumer Discretionary, Technology, Real Estate, Industrials and Health Care

•	The stocks that detracted most from performance were Trex Co., Inc., Synaptics, Inc., Medical Properties Trust, Inc., Syneos Health, Inc. and Masimo Corp.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when mid-cap equities rallied off their lows, for instance during rising markets in July and August, and also in October and November. These periods account for the bulk of the underperformance compared to benchmark.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	17.8%
Financials	13.6
Consumer Discretionary	12.6
Information Technology	10.9
Health Care	9.2
Real Estate	7.3
Investment Company	5.9
Materials	5.9
Utilities	3.7
Consumer Staples	3.6
Energy	3.5
Communication Services	1.9
Repurchase Agreements	1.1
Cash and Other	3.0

100.0%

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class K
Actual	$1,000.00	$1,063.20	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	27,860	$709,873
Iridium Communications, Inc.*	15,731	808,573

		1,518,446

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	5,410	370,693

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	13,123	235,951
Ziff Davis, Inc.*	5,937	469,617

		705,568

Media (1.0%)
Cable One, Inc.	604	429,963
John Wiley & Sons, Inc., Class A	5,365	214,922
New York Times Co. (The), Class A	20,613	669,098
Nexstar Media Group, Inc., Class A	4,721	826,317
TEGNA, Inc.	28,051	594,401

		2,734,701

Total Communication Services		5,329,408

Consumer Discretionary (12.6%)
Auto Components (1.3%)
Adient plc*	11,870	411,770
Dana, Inc.	16,005	242,156
Fox Factory Holding Corp.*	5,293	482,880
Gentex Corp.	29,370	800,920
Goodyear Tire & Rubber Co. (The)*	35,416	359,473
Lear Corp.	7,400	917,748
Visteon Corp.*	3,534	462,353

		3,677,300

Automobiles (0.4%)
Harley-Davidson, Inc.	16,631	691,850
Thor Industries, Inc. (x)	6,721	507,368

		1,199,218

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	476	287,604
Grand Canyon Education, Inc.*	3,840	405,734
H&R Block, Inc.	19,465	710,667
Service Corp. International	19,257	1,331,429

		2,735,434

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	9,931	541,537
Choice Hotels International, Inc.	3,470	390,861
Churchill Downs, Inc.	4,121	871,303
Cracker Barrel Old Country Store, Inc. (x)	2,776	262,998
Light & Wonder, Inc.*	11,728	687,261
Marriott Vacations Worldwide Corp.	4,798	645,763
Papa John’s International, Inc.	4,051	333,438
Penn Entertainment, Inc.*	19,421	576,804
Texas Roadhouse, Inc.	8,366	760,887
Travel + Leisure Co.	10,177	370,443
Wendy’s Co. (The)	21,448	485,368
Wingstop, Inc.	3,732	513,598
Wyndham Hotels & Resorts, Inc.	11,058	788,546

		7,228,807

Household Durables (1.3%)
Helen of Troy Ltd.*	3,014	334,283
KB Home	10,371	330,316
Leggett & Platt, Inc.	16,701	538,273
Taylor Morrison Home Corp., Class A*	13,565	411,698
Tempur Sealy International, Inc.	21,408	734,937
Toll Brothers, Inc.	13,196	658,744
TopBuild Corp.*	4,003	626,430

		3,634,681

Leisure Products (1.0%)
Brunswick Corp.	9,078	654,342
Mattel, Inc.*	44,535	794,505
Polaris, Inc.	6,821	688,921
Topgolf Callaway Brands Corp.*	17,443	344,499
YETI Holdings, Inc.*	10,798	446,065

		2,928,332

Multiline Retail (0.6%)
Kohl’s Corp.	14,603	368,726
Macy’s, Inc.	34,019	702,492
Nordstrom, Inc. (x)	13,946	225,088
Ollie’s Bargain Outlet Holdings, Inc.*	7,302	342,026

		1,638,332

Specialty Retail (2.5%)
AutoNation, Inc.*	4,282	459,459
Dick’s Sporting Goods, Inc.	6,962	837,459
Five Below, Inc.*	6,950	1,229,247
Foot Locker, Inc.	9,912	374,574
GameStop Corp., Class A (x)*	31,567	582,727
Gap, Inc. (The)	26,383	297,600
Lithia Motors, Inc., Class A	3,423	700,825
Murphy USA, Inc.	2,603	727,643
RH*	2,407	643,126
Victoria’s Secret & Co.*	10,172	363,954
Williams-Sonoma, Inc.	8,353	959,927

		7,176,541

Textiles, Apparel & Luxury Goods (2.0%)
Capri Holdings Ltd.*	16,125	924,285
Carter’s, Inc.	4,778	356,487
Columbia Sportswear Co.	4,456	390,256
Crocs, Inc.*	7,768	842,284
Deckers Outdoor Corp.*	3,314	1,322,816
Hanesbrands, Inc.	43,419	276,145
PVH Corp.	8,166	576,438
Skechers USA, Inc., Class A*	16,803	704,886
Under Armour, Inc., Class A*	23,614	239,918
Under Armour, Inc., Class C*	24,668	220,039

		5,853,554

Total Consumer Discretionary		36,072,199

Consumer Staples (3.6%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,179	388,504
Celsius Holdings, Inc.*	5,061	526,547
Coca-Cola Consolidated, Inc.	578	296,144

		1,211,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.4%)
BJ’s Wholesale Club Holdings, Inc.*	16,911	$1,118,832
Casey’s General Stores, Inc.	4,665	1,046,593
Grocery Outlet Holding Corp.*	11,121	324,622
Performance Food Group Co.*	19,547	1,141,349
Sprouts Farmers Market, Inc.*	13,253	428,999

		4,060,395

Food Products (1.4%)
Darling Ingredients, Inc.*	20,067	1,255,993
Flowers Foods, Inc.	24,055	691,341
Ingredion, Inc.	8,198	802,830
Lancaster Colony Corp.	2,484	490,093
Pilgrim’s Pride Corp.*	5,557	131,868
Post Holdings, Inc.*	6,787	612,595

		3,984,720

Household Products (0.1%)
Energizer Holdings, Inc.	8,252	276,854

Personal Products (0.3%)
BellRing Brands, Inc.*	17,058	437,367
Coty, Inc., Class A*	45,571	390,088

		827,455

Total Consumer Staples		10,360,619

Energy (3.5%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	24,961	723,620
NOV, Inc.	49,181	1,027,391

		1,751,011

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	42,182	455,144
Antero Resources Corp.*	34,572	1,071,386
CNX Resources Corp.*	22,596	380,517
DT Midstream, Inc.	12,087	667,927
Equitrans Midstream Corp.	54,506	365,190
HF Sinclair Corp.	16,838	873,724
Matador Resources Co.	14,037	803,478
Murphy Oil Corp.	18,273	785,922
PBF Energy, Inc., Class A	14,335	584,581
PDC Energy, Inc.	11,537	732,369
Range Resources Corp.	30,254	756,955
Southwestern Energy Co.*	138,174	808,318

		8,285,511

Total Energy		10,036,522

Financials (13.6%)
Banks (6.5%)
Associated Banc-Corp.	18,802	434,138
Bank of Hawaii Corp.	5,009	388,498
Bank OZK	13,850	554,831
Cadence Bank	20,932	516,183
Cathay General Bancorp	9,372	382,284
Commerce Bancshares, Inc.	14,279	971,972
Cullen/Frost Bankers, Inc.	8,040	1,074,948
East West Bancorp, Inc.	17,647	1,162,937
First Financial Bankshares, Inc.	16,340	562,096
First Horizon Corp.	67,186	1,646,057
FNB Corp.	44,175	576,484
Fulton Financial Corp.	21,083	354,827
Glacier Bancorp, Inc.	13,844	684,170
Hancock Whitney Corp.	10,795	522,370
Home BancShares, Inc.	23,741	541,057
International Bancshares Corp.	6,657	304,624
Old National Bancorp	36,571	657,547
PacWest Bancorp	14,833	340,417
Pinnacle Financial Partners, Inc.	9,550	700,970
Prosperity Bancshares, Inc.	11,410	829,279
Synovus Financial Corp.	18,312	687,616
Texas Capital Bancshares, Inc.*	6,283	378,928
UMB Financial Corp.	5,476	457,356
Umpqua Holdings Corp.	27,336	487,948
United Bankshares, Inc.	16,953	686,427
Valley National Bancorp	52,930	598,638
Washington Federal, Inc.	8,179	274,405
Webster Financial Corp.	21,786	1,031,349
Wintrust Financial Corp.	7,650	646,578

		18,454,934

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	4,717	747,314
Evercore, Inc., Class A	4,525	493,587
Federated Hermes, Inc., Class B	10,505	381,436
Interactive Brokers Group, Inc., Class A	12,876	931,579
Janus Henderson Group plc	16,690	392,549
Jefferies Financial Group, Inc.	22,896	784,875
SEI Investments Co.	12,829	747,931
Stifel Financial Corp.	13,281	775,212

		5,254,483

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	4,698	408,303
Navient Corp.	13,244	217,864
SLM Corp.	31,284	519,315

		1,145,482

Diversified Financial Services (0.3%)
Voya Financial, Inc. (x)	12,166	748,087

Insurance (3.6%)
American Financial Group, Inc.	8,742	1,200,102
Brighthouse Financial, Inc.*	8,655	443,742
CNO Financial Group, Inc.	14,387	328,743
First American Financial Corp.	12,964	678,536
Hanover Insurance Group, Inc. (The)	4,444	600,518
Kemper Corp.	8,043	395,716
Kinsale Capital Group, Inc.	2,692	704,012
Old Republic International Corp.	35,433	855,707
Primerica, Inc.	4,620	655,208
Reinsurance Group of America, Inc.	8,369	1,189,151
RenaissanceRe Holdings Ltd.	5,472	1,008,106
RLI Corp.	5,042	661,863
Selective Insurance Group, Inc.	7,534	667,588
Unum Group	23,413	960,635

		10,349,627

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Annaly Capital Management, Inc. (REIT) (x)	58,579	1,234,845

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	13,564	527,368
MGIC Investment Corp.	37,189	483,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc.	85,593	$736,100

		1,746,925

Total Financials		38,934,383

Health Care (9.2%)
Biotechnology (1.8%)
Arrowhead Pharmaceuticals, Inc.*	13,311	539,894
Exelixis, Inc.*	40,560	650,582
Halozyme Therapeutics, Inc.*	16,929	963,260
Neurocrine Biosciences, Inc.*	12,064	1,440,924
United Therapeutics Corp.*	5,707	1,587,060

		5,181,720

Health Care Equipment & Supplies (3.2%)
Enovis Corp.*	5,964	319,193
Envista Holdings Corp.*	20,400	686,868
Globus Medical, Inc., Class A*	9,717	721,682
Haemonetics Corp.*	6,336	498,326
ICU Medical, Inc.*	2,519	396,692
Inari Medical, Inc.*	6,061	385,237
Integra LifeSciences Holdings Corp.*	9,150	513,041
Lantheus Holdings, Inc.*	8,660	441,314
LivaNova plc*	6,643	368,952
Masimo Corp.*	6,050	895,098
Neogen Corp.*	27,057	412,078
Omnicell, Inc.*	5,539	279,276
Penumbra, Inc.*	4,750	1,056,685
QuidelOrtho Corp.*	6,698	573,818
Shockwave Medical, Inc.*	4,533	932,030
STAAR Surgical Co.*	6,056	293,958
Tandem Diabetes Care, Inc.*	8,091	363,690

		9,137,938

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	11,379	936,719
Amedisys, Inc.*	4,079	340,760
Chemed Corp.	1,862	950,421
Encompass Health Corp.	12,469	745,771
HealthEquity, Inc.*	10,632	655,356
LHC Group, Inc.*	3,874	626,387
Option Care Health, Inc.*	19,470	585,852
Patterson Cos., Inc.	10,889	305,219
Progyny, Inc.*	9,418	293,371
R1 RCM, Inc.*	17,298	189,413
Tenet Healthcare Corp.*	13,596	663,349

		6,292,618

Life Sciences Tools & Services (1.3%)
Azenta, Inc.*	9,417	548,258
Bruker Corp.	12,523	855,947
Medpace Holdings, Inc.*	3,166	672,490
Repligen Corp.*	6,466	1,094,758
Sotera Health Co.*	11,997	99,935
Syneos Health, Inc.*	12,938	474,566

		3,745,954

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	7,905	1,259,346
Perrigo Co. plc	16,955	577,996

		1,837,342

Total Health Care		26,195,572

Industrials (17.8%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	8,465	1,404,597
Curtiss-Wright Corp.	4,797	801,051
Hexcel Corp.	10,595	623,516
Mercury Systems, Inc.*	7,198	322,039
Woodward, Inc.	7,518	726,314

		3,877,517

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	14,818	632,580

Airlines (0.1%)
JetBlue Airways Corp.*	40,788	264,306

Building Products (2.3%)
Builders FirstSource, Inc.*	18,427	1,195,544
Carlisle Cos., Inc.	6,476	1,526,069
Fortune Brands Innovations, Inc.	15,993	913,360
Lennox International, Inc.	4,038	966,011
Owens Corning	11,701	998,095
Simpson Manufacturing Co., Inc.	5,333	472,824
Trex Co., Inc.*	13,739	581,572

		6,653,475

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	5,816	312,377
Clean Harbors, Inc.*	6,289	717,701
IAA, Inc.*	16,704	668,160
MSA Safety, Inc.	4,635	668,321
Stericycle, Inc.*	11,501	573,785
Tetra Tech, Inc.	6,634	963,190

		3,903,534

Construction & Engineering (2.0%)
AECOM	17,485	1,485,001
Dycom Industries, Inc.*	3,707	346,975
EMCOR Group, Inc.	5,967	883,772
Fluor Corp.*	17,736	614,730
MasTec, Inc.*	7,363	628,285
MDU Resources Group, Inc.	25,430	771,546
Valmont Industries, Inc.	2,671	883,220

		5,613,529

Electrical Equipment (1.9%)
Acuity Brands, Inc.	4,027	666,911
EnerSys	5,120	378,061
Hubbell, Inc.	6,725	1,578,223
nVent Electric plc	20,829	801,292
Regal Rexnord Corp.	8,283	993,794
SunPower Corp. (x)*	10,706	193,029
Sunrun, Inc.*	26,752	642,583
Vicor Corp.*	2,781	149,479

		5,403,372

Machinery (4.2%)
AGCO Corp.	7,752	1,075,125
Chart Industries, Inc.*	5,258	605,879
Crane Holdings Co.	5,953	597,979
Donaldson Co., Inc.	15,333	902,654
Esab Corp.	6,497	304,839
Flowserve Corp.	16,460	504,993
Graco, Inc.	21,100	1,419,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
ITT, Inc.	10,348	$839,223
Kennametal, Inc.	10,088	242,717
Lincoln Electric Holdings, Inc.	7,229	1,044,518
Middleby Corp. (The)*	6,746	903,290
Oshkosh Corp.	8,170	720,512
Terex Corp.	8,399	358,805
Timken Co. (The)	8,288	585,713
Toro Co. (The)	13,047	1,476,921
Watts Water Technologies, Inc., Class A	3,401	497,328

		12,079,682

Marine (0.2%)
Kirby Corp.*	7,544	485,456

Professional Services (1.7%)
ASGN, Inc.*	6,246	508,924
CACI International, Inc., Class A*	2,953	887,642
FTI Consulting, Inc.*	4,310	684,428
Insperity, Inc.	4,465	507,224
KBR, Inc.	17,177	906,946
ManpowerGroup, Inc.	6,330	526,719
Science Applications International Corp.	6,903	765,750

		4,787,633

Road & Rail (1.6%)
Avis Budget Group, Inc.*	3,115	510,642
Knight-Swift Transportation Holdings, Inc.	20,120	1,054,489
Landstar System, Inc.	4,498	732,724
RXO, Inc.*	14,405	247,766
Ryder System, Inc.	6,292	525,823
Saia, Inc.*	3,329	698,025
Werner Enterprises, Inc.	7,401	297,964
XPO, Inc.*	14,456	481,240

		4,548,673

Trading Companies & Distributors (0.9%)
GATX Corp.	4,442	472,362
MSC Industrial Direct Co., Inc., Class A	5,912	483,011
Univar Solutions, Inc.*	20,429	649,642
Watsco, Inc.	4,164	1,038,502

		2,643,517

Total Industrials		50,893,274

Information Technology (10.9%)
Communications Equipment (0.8%)
Calix, Inc.*	7,155	489,617
Ciena Corp.*	18,547	945,526
Lumentum Holdings, Inc.*	8,538	445,427
Viasat, Inc.*	9,517	301,213

		2,181,783

Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc.*	7,701	805,294
Avnet, Inc.	11,458	476,424
Belden, Inc.	5,359	385,312
Cognex Corp.	21,651	1,019,979
Coherent Corp.*	17,364	609,476
IPG Photonics Corp.*	4,025	381,047
Jabil, Inc.	16,857	1,149,647
Littelfuse, Inc.	3,095	681,519
National Instruments Corp.	16,348	603,241
Novanta, Inc.*	4,491	610,192
TD SYNNEX Corp.	5,250	497,227
Vishay Intertechnology, Inc.	16,223	349,930
Vontier Corp.	19,894	384,551

		7,953,839

IT Services (1.9%)
Concentrix Corp.	5,305	706,414
Euronet Worldwide, Inc.*	5,933	559,956
ExlService Holdings, Inc.*	4,132	700,085
Genpact Ltd.	21,109	977,769
Kyndryl Holdings, Inc.*	25,555	284,172
Maximus, Inc.	7,626	559,215
Western Union Co. (The)	48,204	663,769
WEX, Inc.*	5,459	893,365

		5,344,745

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	8,144	244,483
Amkor Technology, Inc.	12,595	302,028
Cirrus Logic, Inc.*	6,894	513,465
Lattice Semiconductor Corp.*	17,160	1,113,341
MACOM Technology Solutions Holdings, Inc.*	6,436	405,339
MKS Instruments, Inc.	7,199	609,971
Power Integrations, Inc.	7,130	511,364
Silicon Laboratories, Inc.*	4,167	565,337
SiTime Corp.*	2,007	203,951
Synaptics, Inc.*	4,999	475,705
Universal Display Corp.	5,425	586,117
Wolfspeed, Inc.*	15,593	1,076,541

		6,607,642

Software (2.9%)
ACI Worldwide, Inc.*	14,069	323,587
Aspen Technology, Inc.*	3,649	749,504
Blackbaud, Inc.*	5,608	330,087
CommVault Systems, Inc.*	5,546	348,511
Dynatrace, Inc.*	25,204	965,313
Envestnet, Inc.*	5,450	336,265
Fair Isaac Corp.*	3,127	1,871,760
Manhattan Associates, Inc.*	7,813	948,498
NCR Corp.*	17,202	402,699
Paylocity Holding Corp.*	5,163	1,002,964
Qualys, Inc.*	4,328	485,731
Teradata Corp.*	12,745	428,997

		8,193,916

Technology Hardware, Storage & Peripherals (0.2%)
Super Micro Computer, Inc.*	5,793	475,605
Xerox Holdings Corp.	13,994	204,313

		679,918

Total Information Technology		30,961,843

Materials (5.9%)
Chemicals (2.4%)
Ashland, Inc.	6,222	669,052
Avient Corp.	10,752	362,988
Cabot Corp.	7,088	473,762
Chemours Co. (The)	18,895	578,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Ingevity Corp.*	4,398	$309,795
NewMarket Corp.	849	264,132
Olin Corp.	15,947	844,234
RPM International, Inc.	16,164	1,575,182
Scotts Miracle-Gro Co. (The) (x)	5,069	246,303
Sensient Technologies Corp.	5,264	383,851
Valvoline, Inc.	22,120	722,218
Westlake Corp.	4,347	445,741

		6,875,823

Construction Materials (0.2%)
Eagle Materials, Inc.	4,613	612,837

Containers & Packaging (0.9%)
AptarGroup, Inc.	8,174	898,977
Greif, Inc., Class A	3,205	214,927
Silgan Holdings, Inc.	10,440	541,210
Sonoco Products Co.	12,188	739,933

		2,395,047

Metals & Mining (2.2%)
Alcoa Corp.	22,153	1,007,297
Cleveland-Cliffs, Inc.*	64,518	1,039,385
Commercial Metals Co.	14,692	709,624
MP Materials Corp.*	11,626	282,279
Reliance Steel & Aluminum Co.	7,349	1,487,732
Royal Gold, Inc.	8,217	926,220
United States Steel Corp. (x)	29,331	734,741
Worthington Industries, Inc.	3,762	187,009

		6,374,287

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	8,977	531,438

Total Materials		16,789,432

Real Estate (7.3%)
Equity Real Estate Investment Trusts (REITs) (7.0%)
Apartment Income REIT Corp. (REIT)	18,771	644,033
Brixmor Property Group, Inc. (REIT)	37,507	850,284
Corporate Office Properties Trust (REIT)	14,040	364,198
Cousins Properties, Inc. (REIT)	19,072	482,331
CubeSmart (REIT)	28,118	1,131,749
Douglas Emmett, Inc. (REIT) (x)	22,039	345,572
EastGroup Properties, Inc. (REIT)	5,452	807,223
EPR Properties (REIT)	9,387	354,078
First Industrial Realty Trust, Inc. (REIT)	16,524	797,448
Healthcare Realty Trust, Inc. (REIT)	47,646	918,138
Highwoods Properties, Inc. (REIT)	13,165	368,357
Independence Realty Trust, Inc. (REIT)	28,014	472,316
JBG SMITH Properties (REIT)	12,395	235,257
Kilroy Realty Corp. (REIT)	13,248	512,300
Kite Realty Group Trust (REIT)	27,595	580,875
Lamar Advertising Co. (REIT), Class A	10,921	1,030,942
Life Storage, Inc. (REIT)	10,652	1,049,222
Macerich Co. (The) (REIT) (x)	26,864	302,489
Medical Properties Trust, Inc. (REIT) (x)	74,872	834,074
National Retail Properties, Inc. (REIT)	22,368	1,023,560
National Storage Affiliates Trust (REIT)	10,571	381,824
Omega Healthcare Investors, Inc. (REIT) (x)	29,298	818,879
Park Hotels & Resorts, Inc. (REIT)	28,312	333,798
Pebblebrook Hotel Trust (REIT)	16,460	220,399
Physicians Realty Trust (REIT)	28,578	413,524
PotlatchDeltic Corp. (REIT)	10,157	446,806
Rayonier, Inc. (REIT)	18,283	602,608
Rexford Industrial Realty, Inc. (REIT)	22,974	1,255,299
Sabra Health Care REIT, Inc. (REIT)	28,913	359,389
SL Green Realty Corp. (REIT) (x)	8,098	273,065
Spirit Realty Capital, Inc. (REIT)	17,486	698,216
STORE Capital Corp. (REIT)	33,270	1,066,636

		19,974,889

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	5,943	947,136

Total Real Estate		20,922,025

Utilities (3.7%)
Electric Utilities (1.3%)
ALLETE, Inc.	7,157	461,698
Hawaiian Electric Industries, Inc.	13,651	571,294
IDACORP, Inc.	6,316	681,181
OGE Energy Corp.	25,066	991,360
PNM Resources, Inc.	10,810	527,420
Portland General Electric Co.	11,241	550,809

		3,783,762

Gas Utilities (1.3%)
National Fuel Gas Co.	11,434	723,772
New Jersey Resources Corp.	12,006	595,738
ONE Gas, Inc.	6,819	516,335
Southwest Gas Holdings, Inc.	7,766	480,560
Spire, Inc.	6,611	455,233
UGI Corp.	26,215	971,790

		3,743,428

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	6,133	530,382

Multi-Utilities (0.4%)
Black Hills Corp.	8,195	576,436
NorthWestern Corp.	7,234	429,266

		1,005,702

Water Utilities (0.5%)
Essential Utilities, Inc.	29,884	1,426,364

Total Utilities		10,489,638

Total Common Stocks (90.0%) (Cost $195,564,829)		256,984,915

SHORT-TERM INVESTMENTS:
Investment Company (5.9%)
JPMorgan Prime Money Market Fund, IM Shares	16,781,869	16,790,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,579,231, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,629,589. (xx)	$2,578,028	$2,578,028
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $500,433, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $544,414. (xx)	500,000	500,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $200,098, collateralized by various Common Stocks; total market value $222,129. (xx)	200,000	200,000

Total Repurchase Agreements		3,278,028

Total Short-Term Investments (7.0%) (Cost $20,063,034)		20,068,288

Total Investments in Securities (97.0%) (Cost $215,627,863)		277,053,203
Other Assets Less Liabilities (3.0%)		8,608,587

Net Assets (100%)		$285,661,790

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,686,176. This was collateralized by $1,563,672 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 2/9/23 – 8/15/51 and by cash of $3,278,028 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	117	3/2023	USD	28,578,420	(587,117)

					(587,117)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,329,408	$—	$—	$5,329,408
Consumer Discretionary	36,072,199	—	—	36,072,199
Consumer Staples	10,360,619	—	—	10,360,619
Energy	10,036,522	—	—	10,036,522
Financials	38,934,383	—	—	38,934,383
Health Care	26,195,572	—	—	26,195,572
Industrials	50,893,274	—	—	50,893,274
Information Technology	30,961,843	—	—	30,961,843
Materials	16,789,432	—	—	16,789,432
Real Estate	20,922,025	—	—	20,922,025
Utilities	10,489,638	—	—	10,489,638
Short-Term Investments
Investment Company	16,790,260	—	—	16,790,260
Repurchase Agreements	—	3,278,028	—	3,278,028

Total Assets	$273,775,175	$3,278,028	$—	$277,053,203

Liabilities:
Futures	$(587,117)	$—	$—	$(587,117)

Total Liabilities	$(587,117)	$—	$—	$(587,117)

Total	$273,188,058	$3,278,028	$—	$276,466,086

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(587,117	)*

Total		$(587,117)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(11,060,041)	$(11,060,041)

Total	$(11,060,041)	$(11,060,041)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,336,833)	$(1,336,833)

Total	$(1,336,833)	$(1,336,833)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $23,753,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$71,922,151
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$54,591,242

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,511,605
Aggregate gross unrealized depreciation	(20,293,913)

Net unrealized appreciation	$61,217,692

Federal income tax cost of investments in securities and derivative instruments, if applicable	$215,248,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $212,349,835)	$273,775,175
Repurchase Agreements (Cost $3,278,028)	3,278,028
Cash	10,219,571
Cash held as collateral at broker for futures	1,669,100
Dividends, interest and other receivables	381,094
Securities lending income receivable	4,011
Other assets	1,286

Total assets	289,328,265

LIABILITIES
Payable for return of collateral on securities loaned	3,278,028
Due to broker for futures variation margin	156,920
Investment management fees payable	81,390
Payable for Portfolio shares redeemed	47,155
Administrative fees payable	32,146
Accrued expenses	70,836

Total liabilities	3,666,475

NET ASSETS	$285,661,790

Net assets were comprised of:
Paid in capital	$242,674,841
Total distributable earnings (loss)	42,986,949

Net assets	$285,661,790

Class K
Net asset value, offering and redemption price per share, $285,661,790 / 40,194,511 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.11

(x)	Includes value of securities on loan of $4,686,176.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$4,446,676
Interest	142,430
Securities lending (net)	92,321

Total income	4,681,427

EXPENSES
Investment management fees	1,348,164
Administrative fees	369,849
Custodian fees	85,100
Professional fees	64,174
Printing and mailing expenses	20,634
Trustees’ fees	9,623
Miscellaneous	25,126

Gross expenses	1,922,670
Less: Waiver from investment manager	(126,153)

Net expenses	1,796,517

NET INVESTMENT INCOME (LOSS)	2,884,910

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,209,471
Futures contracts	(11,060,041)

Net realized gain (loss)	(850,570)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(51,995,853)
Futures contracts	(1,336,833)

Net change in unrealized appreciation (depreciation)	(53,332,686)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(54,183,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,298,346)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,884,910	$1,750,863
Net realized gain (loss)	(850,570)	40,237,258
Net change in unrealized appreciation (depreciation)	(53,332,686)	24,845,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(51,298,346)	66,833,860

Distributions to shareholders:
Class K	(11,299,006)	(38,556,035)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 7,231,293 and 192,442 shares, respectively ]	55,601,058	1,781,990
Capital shares issued in reinvestment of dividends and distributions [ 1,605,202 and 4,451,910 shares, respectively ]	11,299,006	38,556,035
Capital shares repurchased [ (4,257,019) and (5,602,447) shares, respectively ]	(32,562,905)	(51,570,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	34,337,159	(11,232,347)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,260,193)	17,045,478
NET ASSETS:
Beginning of year	313,921,983	296,876,505

End of year	$285,661,790	$313,921,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.81	$8.12	$7.95	$6.60	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.05	0.06	0.08	0.08
Net realized and unrealized gain (loss)	(1.48)	1.85	0.96	1.59	(1.04)

Total from investment operations	(1.41)	1.90	1.02	1.67	(0.96)

Less distributions:
Dividends from net investment income	(0.08)	(0.06)	(0.06)	(0.09)	(0.09)
Distributions from net realized gains	(0.21)	(1.15)	(0.79)	(0.23)	(0.66)
Return of capital	—	—	—	—	— #

Total dividends and distributions	(0.29)	(1.21)	(0.85)	(0.32)	(0.75)

Net asset value, end of year	$7.11	$8.81	$8.12	$7.95	$6.60

Total return	(16.00)%	23.86%	13.46%	25.29%	(12.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$285,662	$313,922	$296,877	$235,737	$172,193
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (f)	0.64%	0.62%	0.65%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.96%	0.56%	0.88%	1.10%	1.00%
Before waivers (f)	0.92%	0.53%	0.84%	1.04%	0.95%
Portfolio turnover rate^	20%	17%	23%	23%	22%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	(22.53)	2.96	8.15%
Russell 2000® Index	(20.44)	4.13	9.01

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned (22.53)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Index, which returned (20.44) % over the same period.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the Russell 2000 Index fell 20.4%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. Throughout the year, the Portfolio reduced its equity exposure for 78 days, sometimes by as much as 14%.

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were Antero Resources Corp., PBF Energy, Inc., Madrigal Pharmaceuticals, Inc., Halozyme Therapeutics, Inc. and Helmerich & Payne, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Health Care, Consumer Discretionary, Financials and Industrials.

•	The stocks that detracted most from performance were Synaptics, Inc., AMC Entertainment Holdings, Inc., Omnicell, Inc., Intellia Therapeutics, Inc. and Rapid7, Inc.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when small-cap equities rallied off their lows, for instance during choppy markets in February and March, and also gains in October and November. These periods account for the bulk of the underperformance compared to benchmark.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	15.6%
Health Care	15.1
Industrials	14.1
Information Technology	11.5
Consumer Discretionary	9.5
Energy	6.2
Real Estate	5.8
Investment Companies	4.7
Repurchase Agreements	3.9
Materials	3.9
Consumer Staples	3.3
Utilities	3.2
Communication Services	2.3
Cash and Other	0.9

100.0%

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class K
Actual	$1,000.00	$1,025.90	$3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	3.07

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	6,164	$198,296
ATN International, Inc.	4,130	187,130
Bandwidth, Inc., Class A*	9,201	211,163
Charge Enterprises, Inc. (x)*	49,467	61,339
Cogent Communications Holdings, Inc.	16,150	921,842
Consolidated Communications Holdings, Inc.*	27,315	97,788
EchoStar Corp., Class A*	12,954	216,073
Globalstar, Inc. (x)*	251,476	334,463
IDT Corp., Class B*	5,842	164,569
Iridium Communications, Inc.*	47,463	2,439,598
Liberty Latin America Ltd., Class A*	10,039	75,594
Liberty Latin America Ltd., Class C*	59,402	451,455
Ooma, Inc.*	9,713	132,291
Radius Global Infrastructure, Inc.*	26,955	318,608

		5,810,209

Entertainment (0.2%)
Cinemark Holdings, Inc.*	41,508	359,459
IMAX Corp.*	18,150	266,079
Liberty Media Corp.-Liberty Braves, Class A*	4,792	156,555
Liberty Media Corp.-Liberty Braves, Class C*	12,950	417,378
Lions Gate Entertainment Corp., Class A*	18,190	103,865
Lions Gate Entertainment Corp., Class B*	44,999	244,344
Madison Square Garden Entertainment Corp.*	9,695	435,984
Marcus Corp. (The) (x)	8,563	123,222
Playstudios, Inc. (x)*	20,864	80,952
Reservoir Media, Inc. (x)*	4,776	28,513
Skillz, Inc. (x)*	82,884	41,981

		2,258,332

Interactive Media & Services (0.6%)
Arena Group Holdings, Inc. (The) (x)*	2,770	29,390
Bumble, Inc., Class A*	32,429	682,630
Cargurus, Inc.*	39,390	551,854
Cars.com, Inc.*	25,124	345,957
DHI Group, Inc.*	10,568	55,905
Eventbrite, Inc., Class A*	27,307	160,019
EverQuote, Inc., Class A*	5,770	85,050
fuboTV, Inc. (x)*	65,551	114,059
Leafly Holdings, Inc. (x)*	1,185	772
MediaAlpha, Inc., Class A*	10,436	103,838
Outbrain, Inc.*	9,433	34,147
QuinStreet, Inc.*	19,639	281,820
Shutterstock, Inc.	9,003	474,638
TrueCar, Inc.*	34,609	86,869
Vimeo, Inc.*	55,532	190,475
Vinco Ventures, Inc. (x)*	49,521	22,978
Wejo Group Ltd. (x)*	6,228	2,996
Yelp, Inc.*	25,910	708,379
Ziff Davis, Inc.*	16,958	1,341,378
ZipRecruiter, Inc., Class A (x)*	28,171	462,568

		5,735,722

Media (0.8%)
AdTheorent Holding Co., Inc. (x)*	4,354	7,228
Advantage Solutions, Inc.*	31,224	64,946
AMC Networks, Inc., Class A*	12,209	191,315
Audacy, Inc. (x)*	32,876	7,400
Boston Omaha Corp., Class A*	8,280	219,420
Cardlytics, Inc.*	13,278	76,747
Clear Channel Outdoor Holdings, Inc.*	142,517	149,643
Cumulus Media, Inc., Class A*	4,606	28,603
Daily Journal Corp.*	337	84,422
Entravision Communications Corp., Class A	26,873	128,990
EW Scripps Co. (The), Class A*	25,407	335,118
Gambling.com Group Ltd.*	3,175	29,051
Gannett Co., Inc. (x)*	37,685	76,501
Gray Television, Inc.	34,046	380,975
iHeartMedia, Inc., Class A*	45,413	278,382
Innovid Corp. (x)*	11,675	19,964
Integral Ad Science Holding Corp.*	15,780	138,706
John Wiley & Sons, Inc., Class A	16,618	665,717
Loyalty Ventures, Inc. (x)*	6,337	15,272
Magnite, Inc.*	50,645	536,331
PubMatic, Inc., Class A*	16,148	206,856
Scholastic Corp.	10,515	414,922
Sinclair Broadcast Group, Inc., Class A	15,173	235,333
Stagwell, Inc.*	30,601	190,032
TechTarget, Inc.*	10,494	462,366
TEGNA, Inc.	86,973	1,842,958
Thryv Holdings, Inc.*	9,024	171,456
Urban One, Inc.*	3,259	12,254
Urban One, Inc., Class A*	1,461	6,647
WideOpenWest, Inc.*	19,707	179,531

		7,157,086

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	19,804	292,307
KORE Group Holdings, Inc. (x)*	8,676	10,932
Shenandoah Telecommunications Co.	20,271	321,904
Telephone and Data Systems, Inc.	39,270	411,942
United States Cellular Corp.*	6,218	129,645

		1,166,730

Total Communication Services		22,128,079

Consumer Discretionary (9.5%)
Auto Components (1.2%)
Adient plc*	36,773	1,275,655
American Axle & Manufacturing Holdings, Inc.*	42,867	335,220
Dana, Inc.	51,262	775,594
Dorman Products, Inc.*	9,921	802,311
Fox Factory Holding Corp.*	16,480	1,503,470
Gentherm, Inc.*	12,474	814,428
Goodyear Tire & Rubber Co. (The)*	105,090	1,066,664
Holley, Inc.*	18,022	38,207
LCI Industries	9,584	886,041
Luminar Technologies, Inc. (x)*	92,875	459,731
Modine Manufacturing Co.*	18,679	370,965
Motorcar Parts of America, Inc.*	6,603	78,312
Patrick Industries, Inc.	9,349	566,549
Solid Power, Inc. (x)*	38,262	97,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Standard Motor Products, Inc.	7,794	$271,231
Stoneridge, Inc.*	6,815	146,931
Visteon Corp.*	10,701	1,400,012
XPEL, Inc. (m)*	7,774	466,906

		11,355,413

Automobiles (0.1%)
Canoo, Inc. (x)*	44,102	54,245
Cenntro Electric Group Ltd. (x)*	49,468	21,766
Faraday Future Intelligent Electric, Inc. (x)*	26,786	7,776
Fisker, Inc. (x)*	62,748	456,178
Lordstown Motors Corp. (x)*	42,128	48,026
Mullen Automotive, Inc. (x)*	38,985	11,150
Winnebago Industries, Inc.	11,415	601,570
Workhorse Group, Inc. (x)*	42,977	65,325

		1,266,036

Distributors (0.0%)†
Funko, Inc., Class A (x)*	11,281	123,076
Weyco Group, Inc.	1,038	21,964

		145,040

Diversified Consumer Services (0.9%)
2U, Inc.*	29,654	185,930
Adtalem Global Education, Inc.*	16,814	596,897
American Public Education, Inc.*	5,785	71,098
Beachbody Co., Inc. (The) (x)*	26,773	14,083
Carriage Services, Inc.	4,994	137,535
Chegg, Inc.*	46,696	1,180,008
Coursera, Inc.*	42,734	505,543
Duolingo, Inc.*	8,793	625,446
European Wax Center, Inc., Class A (x)	9,581	119,283
Frontdoor, Inc.*	31,430	653,744
Graham Holdings Co., Class B	1,458	880,938
Laureate Education, Inc., Class A	50,401	484,858
Nerdy, Inc. (x)*	14,131	31,795
OneSpaWorld Holdings Ltd.*	21,819	203,571
Perdoceo Education Corp.*	25,458	353,866
Rover Group, Inc. (x)*	24,813	91,064
Strategic Education, Inc.	9,576	749,992
Stride, Inc.*	16,307	510,083
Udemy, Inc.*	26,523	279,818
Universal Technical Institute, Inc.*	8,040	54,029
Vivint Smart Home, Inc.*	37,067	441,097
WW International, Inc.*	13,819	53,341

		8,224,019

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc.*	20,448	157,450
Bally’s Corp. (x)*	13,640	264,343
Biglari Holdings, Inc., Class B*	293	40,669
BJ’s Restaurants, Inc.*	7,045	185,847
Bloomin’ Brands, Inc.	35,414	712,530
Bluegreen Vacations Holding Corp.	4,985	124,426
Bowlero Corp. (x)*	7,644	103,041
Brinker International, Inc.*	18,444	588,548
Century Casinos, Inc.*	7,054	49,590
Cheesecake Factory, Inc. (The) (x)	18,590	589,489
Chuy’s Holdings, Inc.*	4,637	131,227
Cracker Barrel Old Country Store, Inc. (x)	8,524	807,564
Dave & Buster’s Entertainment, Inc.*	16,115	571,116
Denny’s Corp.*	21,715	199,995
Dine Brands Global, Inc.	6,629	428,233
El Pollo Loco Holdings, Inc.	5,860	58,366
Everi Holdings, Inc.*	35,532	509,884
F45 Training Holdings, Inc. (x)*	8,843	25,203
First Watch Restaurant Group, Inc.*	4,459	60,330
Full House Resorts, Inc.*	8,508	63,980
Golden Entertainment, Inc.*	7,206	269,504
Hilton Grand Vacations, Inc.*	33,033	1,273,092
Inspirato, Inc.*	2,786	3,315
Inspired Entertainment, Inc.*	5,681	71,978
International Game Technology plc	37,530	851,180
Jack in the Box, Inc.	8,096	552,390
Krispy Kreme, Inc. (x)	28,564	294,781
Kura Sushi USA, Inc., Class A*	1,256	59,886
Life Time Group Holdings, Inc.*	17,043	203,834
Light & Wonder, Inc.*	36,647	2,147,514
Lindblad Expeditions Holdings, Inc. (x)*	8,552	65,850
Monarch Casino & Resort, Inc.*	5,093	391,601
NEOGAMES SA*	3,487	42,507
Noodles & Co., Class A*	14,235	78,150
ONE Group Hospitality, Inc. (The)*	5,707	35,954
Papa John’s International, Inc.	12,642	1,040,563
Portillo’s, Inc., Class A (x)*	6,036	98,508
RCI Hospitality Holdings, Inc.	3,259	303,706
Red Rock Resorts, Inc., Class A	19,429	777,354
Rush Street Interactive, Inc.*	14,519	52,123
Ruth’s Hospitality Group, Inc.	8,438	130,620
SeaWorld Entertainment, Inc.*	15,188	812,710
Shake Shack, Inc., Class A*	14,243	591,512
Sonder Holdings, Inc. (x)*	35,735	44,311
Sweetgreen, Inc., Class A (x)*	31,784	272,389
Target Hospitality Corp.*	12,967	196,320
Texas Roadhouse, Inc.	25,356	2,306,128
Vacasa, Inc., Class A (x)*	20,643	26,010
Wingstop, Inc.	11,659	1,604,512
Xponential Fitness, Inc., Class A*	7,632	175,002

		20,445,135

Household Durables (1.5%)
Aterian, Inc.*	17,850	13,750
Beazer Homes USA, Inc.*	8,161	104,134
Cavco Industries, Inc.*	3,606	815,857
Century Communities, Inc. (x)	11,307	565,463
Dream Finders Homes, Inc., Class A (x)*	6,866	59,460
Ethan Allen Interiors, Inc.	5,865	154,953
GoPro, Inc., Class A*	50,347	250,728
Green Brick Partners, Inc. (x)*	7,918	191,853
Helen of Troy Ltd.*	9,156	1,015,492
Hovnanian Enterprises, Inc., Class A*	1,451	61,058
Installed Building Products, Inc.	9,560	818,336
iRobot Corp. (x)*	11,504	553,688
KB Home	31,407	1,000,313
Landsea Homes Corp.*	2,993	15,594
La-Z-Boy, Inc.	17,323	395,311
Legacy Housing Corp.*	4,741	89,889
LGI Homes, Inc.*	8,186	758,024
Lifetime Brands, Inc.	4,008	30,421
Lovesac Co. (The)*	3,573	78,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
M.D.C. Holdings, Inc.	22,941	$724,936
M/I Homes, Inc.*	10,895	503,131
Meritage Homes Corp.*	14,063	1,296,609
Purple Innovation, Inc. (x)*	18,508	88,653
Skyline Champion Corp.*	20,406	1,051,113
Snap One Holdings Corp. (x)*	5,962	44,178
Sonos, Inc.*	49,578	837,868
Taylor Morrison Home Corp., Class A*	40,483	1,228,659
Traeger, Inc.*	8,795	24,802
Tri Pointe Homes, Inc.*	40,938	761,037
Tupperware Brands Corp.*	17,976	74,421
Universal Electronics, Inc.*	3,736	77,746
Vizio Holding Corp., Class A (x)*	25,017	185,376
Vuzix Corp. (x)*	16,355	59,532
Weber, Inc., Class A (x)	12,600	101,430

		14,032,457

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	7,391	70,658
1stdibs.com, Inc.*	5,650	28,702
aka Brands Holding Corp. (x)*	2,460	3,124
BARK, Inc. (x)*	20,811	31,008
Boxed, Inc. (x)*	3,139	612
CarParts.com, Inc.*	12,641	79,133
ContextLogic, Inc., Class A*	220,278	107,430
Duluth Holdings, Inc., Class B (x)*	3,666	22,656
Groupon, Inc. (x)*	9,643	82,737
Lands’ End, Inc.*	6,902	52,386
Liquidity Services, Inc.*	6,443	90,589
Lulu’s Fashion Lounge Holdings, Inc. (x)*	2,122	5,326
Overstock.com, Inc. (x)*	16,434	318,162
PetMed Express, Inc. (x)	5,676	100,465
Porch Group, Inc. (x)*	28,500	53,580
Poshmark, Inc., Class A*	17,678	316,083
Quotient Technology, Inc.*	35,549	121,933
Qurate Retail, Inc.*	133,180	217,083
RealReal, Inc. (The) (x)*	22,414	28,017
Rent the Runway, Inc., Class A (x)*	13,033	39,751
Revolve Group, Inc. (x)*	15,169	337,662
RumbleON, Inc., Class B (x)*	2,693	17,424
Stitch Fix, Inc., Class A*	31,884	99,159
ThredUp, Inc., Class A (x)*	15,823	20,728
Vivid Seats, Inc., Class A (x)*	12,936	94,433
Xometry, Inc., Class A (x)*	12,768	411,513

		2,750,354

Leisure Products (0.4%)
Acushnet Holdings Corp.	13,817	586,670
AMMO, Inc. (x)*	22,874	39,572
Clarus Corp. (x)	10,267	80,493
Johnson Outdoors, Inc., Class A	1,859	122,917
Latham Group, Inc.*	19,037	61,299
Malibu Boats, Inc., Class A*	8,667	461,951
Marine Products Corp.	5,142	60,521
MasterCraft Boat Holdings, Inc.*	4,554	117,812
Smith & Wesson Brands, Inc.	17,204	149,331
Solo Brands, Inc., Class A (x)*	4,173	15,524
Sturm Ruger & Co., Inc.	6,979	353,277
Topgolf Callaway Brands Corp.*	52,589	1,038,633
Vista Outdoor, Inc.*	21,163	515,742

		3,603,742

Multiline Retail (0.1%)
Big Lots, Inc.	11,248	165,346
Dillard’s, Inc., Class A (x)	1,530	494,496
Franchise Group, Inc. (x)	10,048	239,343

		899,185

Specialty Retail (2.2%)
Aaron’s Co., Inc. (The)	12,340	147,463
Abercrombie & Fitch Co., Class A*	19,500	446,745
Academy Sports & Outdoors, Inc.	29,568	1,553,503
American Eagle Outfitters, Inc.	59,918	836,455
America’s Car-Mart, Inc.*	1,923	138,956
Arko Corp.	36,391	315,146
Asbury Automotive Group, Inc.*	8,413	1,508,030
Bed Bath & Beyond, Inc. (x)*	37,860	95,029
Big 5 Sporting Goods Corp. (x)	5,686	50,207
Boot Barn Holdings, Inc.*	10,840	677,717
Buckle, Inc. (The)	11,217	508,691
Build-A-Bear Workshop, Inc.*	3,578	85,300
Caleres, Inc.	13,645	304,011
Camping World Holdings, Inc., Class A (x)	15,765	351,875
Cato Corp. (The), Class A	5,860	54,674
Chico’s FAS, Inc.*	46,707	229,798
Children’s Place, Inc. (The)*	3,332	121,351
Citi Trends, Inc.*	2,098	55,555
Conn’s, Inc.*	3,425	23,564
Container Store Group, Inc. (The)*	9,390	40,471
Designer Brands, Inc., Class A	13,097	128,089
Destination XL Group, Inc.*	14,891	100,514
EVgo, Inc. (x)*	18,455	82,494
Express, Inc. (x)*	16,203	16,527
Foot Locker, Inc.	30,581	1,155,656
Genesco, Inc.*	4,947	227,661
Group 1 Automotive, Inc.	5,382	970,751
GrowGeneration Corp. (x)*	20,187	79,133
Guess?, Inc. (x)	8,026	166,058
Haverty Furniture Cos., Inc.	3,870	115,713
Hibbett, Inc.	4,783	326,296
JOANN, Inc. (x)	3,397	9,681
LL Flooring Holdings, Inc.*	7,985	44,876
MarineMax, Inc.*	8,202	256,066
Monro, Inc.	12,846	580,639
Murphy USA, Inc.	7,914	2,212,280
National Vision Holdings, Inc.*	30,969	1,200,358
ODP Corp. (The)*	15,311	697,263
OneWater Marine, Inc., Class A*	3,106	88,832
Party City Holdco, Inc. (x)*	30,800	11,257
Rent-A-Center, Inc.	21,333	481,059
Sally Beauty Holdings, Inc.*	46,195	578,361
Shoe Carnival, Inc.	4,790	114,529
Signet Jewelers Ltd.	17,252	1,173,136
Sleep Number Corp.*	8,341	216,699
Sonic Automotive, Inc., Class A	7,151	352,330
Sportsman’s Warehouse Holdings, Inc.*	9,967	93,789
Tile Shop Holdings, Inc.*	8,579	37,576
Tilly’s, Inc., Class A*	5,935	53,712
Torrid Holdings, Inc. (x)*	5,134	15,197
TravelCenters of America, Inc.*	3,297	147,640
Urban Outfitters, Inc.*	24,530	585,041
Volta, Inc. (x)*	33,587	11,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Warby Parker, Inc., Class A (x)*	31,303	$422,277
Winmark Corp.	796	187,721
Zumiez, Inc.*	4,236	92,091

		20,577,780

Textiles, Apparel & Luxury Goods (0.6%)
Allbirds, Inc., Class A (x)*	25,097	60,735
Crocs, Inc.*	23,014	2,495,408
Ermenegildo Zegna NV (x)	17,904	187,455
Fossil Group, Inc.*	12,661	54,569
G-III Apparel Group Ltd.*	17,541	240,487
Kontoor Brands, Inc.	20,480	818,995
Movado Group, Inc.	6,306	203,368
Oxford Industries, Inc.	6,213	578,927
PLBY Group, Inc. (x)*	11,684	32,131
Rocky Brands, Inc.	2,063	48,728
Steven Madden Ltd.	30,339	969,634
Superior Group of Cos., Inc.	3,612	36,337
Unifi, Inc.*	5,772	49,697
Wolverine World Wide, Inc.	32,850	359,051

		6,135,522

Total Consumer Discretionary		89,434,683

Consumer Staples (3.3%)
Beverages (0.6%)
Celsius Holdings, Inc.*	20,978	2,182,551
Coca-Cola Consolidated, Inc.	1,916	981,682
Duckhorn Portfolio, Inc. (The)*	15,165	251,284
MGP Ingredients, Inc.	5,386	572,963
National Beverage Corp.*	10,060	468,092
Primo Water Corp.	59,486	924,412
Vintage Wine Estates, Inc. (x)*	8,275	26,976
Vita Coco Co., Inc. (The)*	7,868	108,736

		5,516,696

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	12,109	423,694
Chefs’ Warehouse, Inc. (The)*	12,751	424,353
Fresh Market, Inc. (The) (r)*	14,855	—
HF Foods Group, Inc. (x)*	11,041	44,826
Ingles Markets, Inc., Class A	5,307	511,913
Natural Grocers by Vitamin Cottage, Inc.	2,804	25,629
PriceSmart, Inc.	9,743	592,180
Rite Aid Corp.*	22,508	75,177
SpartanNash Co.	13,223	399,863
Sprouts Farmers Market, Inc.*	39,927	1,292,437
United Natural Foods, Inc.*	21,661	838,497
Village Super Market, Inc., Class A	2,872	66,889
Weis Markets, Inc.	6,154	506,413

		5,201,871

Food Products (1.1%)
Alico, Inc.	1,129	26,949
AppHarvest, Inc. (x)*	20,687	11,738
B&G Foods, Inc. (x)	25,358	282,742
Benson Hill, Inc. (x)*	48,616	123,971
Beyond Meat, Inc. (x)*	23,091	284,250
BRC, Inc., Class A (x)*	6,882	42,049
Calavo Growers, Inc.	6,266	184,220
Cal-Maine Foods, Inc.	14,357	781,739
Fresh Del Monte Produce, Inc.	10,406	272,533
Hain Celestial Group, Inc. (The)*	31,986	517,533
Hostess Brands, Inc.*	52,354	1,174,824
J & J Snack Foods Corp.	5,616	840,771
John B Sanfilippo & Son, Inc.	3,211	261,119
Lancaster Colony Corp.	7,238	1,428,057
Lifecore Biomedical, Inc.*	8,388	54,354
Local Bounti Corp. (x)*	9,167	12,742
Mission Produce, Inc.*	12,834	149,131
Seneca Foods Corp., Class A*	1,261	76,858
Simply Good Foods Co. (The)*	32,990	1,254,610
Sovos Brands, Inc.*	14,915	214,329
SunOpta, Inc.*	37,580	317,175
Tattooed Chef, Inc. (x)*	12,568	15,459
Tootsie Roll Industries, Inc.	5,143	218,937
TreeHouse Foods, Inc.*	19,930	984,143
Utz Brands, Inc.	24,167	383,289
Vital Farms, Inc.*	6,291	93,862
Whole Earth Brands, Inc.*	11,111	45,222

		10,052,606

Household Products (0.3%)
Central Garden & Pet Co.*	2,748	102,912
Central Garden & Pet Co., Class A*	16,295	583,361
Energizer Holdings, Inc.	25,860	867,603
WD-40 Co.	5,489	884,882

		2,438,758

Personal Products (0.7%)
Beauty Health Co. (The) (x)*	35,248	320,757
BellRing Brands, Inc.*	49,445	1,267,770
e.l.f. Beauty, Inc.*	18,409	1,018,018
Edgewell Personal Care Co.	19,738	760,703
Herbalife Nutrition Ltd. (x)*	37,311	555,188
Honest Co., Inc. (The)*	17,066	51,369
Inter Parfums, Inc.	7,439	718,012
Medifast, Inc.	4,115	474,665
Nature’s Sunshine Products, Inc.*	3,375	28,080
Nu Skin Enterprises, Inc., Class A	19,022	801,967
Thorne HealthTech, Inc.*	1,888	6,853
USANA Health Sciences, Inc.*	4,413	234,772
Veru, Inc. (x)*	24,494	129,328

		6,367,482

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	45,602	41,977
Turning Point Brands, Inc.	3,779	81,740
Universal Corp.	10,000	528,100
Vector Group Ltd.	59,383	704,282

		1,356,099

Total Consumer Staples		30,933,512

Energy (6.2%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	50,839	456,534
Borr Drilling Ltd.*	67,852	337,224
Bristow Group, Inc.*	9,079	246,313
Cactus, Inc., Class A	21,858	1,098,583
ChampionX Corp.	76,539	2,218,866
Diamond Offshore Drilling, Inc.*	38,322	398,549
DMC Global, Inc.*	7,935	154,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Dril-Quip, Inc.*	13,751	$373,615
Expro Group Holdings NV*	29,048	526,640
Helix Energy Solutions Group, Inc.*	54,141	399,561
Helmerich & Payne, Inc.	40,010	1,983,296
Liberty Energy, Inc., Class A	52,726	844,143
Nabors Industries Ltd.*	3,446	533,682
National Energy Services Reunited Corp.*	18,081	125,482
Newpark Resources, Inc.*	34,643	143,768
NexTier Oilfield Solutions, Inc.*	69,994	646,745
Noble Corp. plc*	30,390	1,146,007
Oceaneering International, Inc.*	37,687	659,146
Oil States International, Inc.*	16,888	125,985
Patterson-UTI Energy, Inc.	80,627	1,357,759
ProFrac Holding Corp., Class A (x)*	6,057	152,636
ProPetro Holding Corp.*	34,028	352,870
RPC, Inc.	20,229	179,836
Select Energy Services, Inc., Class A	32,202	297,546
Solaris Oilfield Infrastructure, Inc., Class A	8,716	86,550
TETRA Technologies, Inc.*	32,673	113,049
Tidewater, Inc.*	16,954	624,755
US Silica Holdings, Inc.*	28,782	359,775
Valaris Ltd. (x)*	22,869	1,546,402
Weatherford International plc*	26,595	1,354,217

		18,843,790

Oil, Gas & Consumable Fuels (4.2%)
Aemetis, Inc. (x)*	7,095	28,096
Alto Ingredients, Inc.*	19,930	57,398
Amplify Energy Corp.*	9,497	83,479
Arch Resources, Inc.	5,744	820,186
Ardmore Shipping Corp.*	9,123	131,462
Battalion Oil Corp.*	681	6,613
Berry Corp.	26,118	208,944
California Resources Corp.	29,867	1,299,513
Callon Petroleum Co.*	17,839	661,649
Centrus Energy Corp., Class A*	2,784	90,424
Chord Energy Corp.	15,541	2,126,164
Civitas Resources, Inc.	27,725	1,606,109
Clean Energy Fuels Corp. (x)*	61,794	321,329
CNX Resources Corp.*	70,769	1,191,750
Comstock Resources, Inc.	34,528	473,379
CONSOL Energy, Inc.	12,884	837,460
Crescent Energy Co., Class A (x)	12,247	146,842
CVR Energy, Inc.	11,154	349,566
Delek US Holdings, Inc.	28,541	770,607
Denbury, Inc.*	19,372	1,685,751
DHT Holdings, Inc.	51,353	456,015
Dorian LPG Ltd.	12,493	236,742
Earthstone Energy, Inc., Class A (x)*	17,586	250,249
Empire Petroleum Corp. (x)*	1,940	23,862
Energy Fuels, Inc. (x)*	59,256	367,980
Equitrans Midstream Corp.	158,319	1,060,737
Excelerate Energy, Inc., Class A	4,722	118,286
FLEX LNG Ltd. (x)	10,680	349,129
Frontline Ltd. (x)	45,177	548,449
Gevo, Inc. (x)*	78,939	149,984
Golar LNG Ltd.*	37,929	864,402
Green Plains, Inc.*	17,330	528,565
Gulfport Energy Corp.*	4,236	311,939
HighPeak Energy, Inc. (x)	5,334	121,989
International Seaways, Inc.	17,993	666,101
Kinetik Holdings, Inc. (x)	6,744	223,092
Kosmos Energy Ltd.*	169,368	1,077,180
Laredo Petroleum, Inc. (x)*	6,128	315,102
Magnolia Oil & Gas Corp., Class A (x)	64,645	1,515,925
Matador Resources Co.	43,137	2,469,162
Murphy Oil Corp.	56,751	2,440,860
NACCO Industries, Inc., Class A	1,031	39,178
NextDecade Corp. (x)*	8,579	42,380
Nordic American Tankers Ltd. (x)	73,227	224,075
Northern Oil and Gas, Inc. (x)	23,896	736,475
Par Pacific Holdings, Inc.*	18,536	430,962
PBF Energy, Inc., Class A	36,713	1,497,156
Peabody Energy Corp.*	44,273	1,169,693
Permian Resources Corp.	77,000	723,800
Ranger Oil Corp.	7,466	301,850
REX American Resources Corp.*	6,186	197,086
Riley Exploration Permian, Inc. (x)	2,949	86,789
Ring Energy, Inc. (x)*	23,063	56,735
SandRidge Energy, Inc.*	10,368	176,567
Scorpio Tankers, Inc.	17,974	966,462
SFL Corp. Ltd.	41,627	383,801
SilverBow Resources, Inc. (x)*	5,226	147,791
Sitio Royalties Corp. (x)	26,776	772,480
SM Energy Co.	45,551	1,586,541
Talos Energy, Inc.*	25,064	473,208
Teekay Corp.*	17,855	81,062
Teekay Tankers Ltd., Class A*	8,180	252,026
Tellurian, Inc. (x)*	193,534	325,137
Uranium Energy Corp. (x)*	123,743	480,123
Ur-Energy, Inc. (x)*	53,823	61,896
VAALCO Energy, Inc. (x)	28,297	129,034
Vertex Energy, Inc. (x)*	14,781	91,642
W&T Offshore, Inc.*	40,470	225,823
World Fuel Services Corp.	25,072	685,218

		39,337,461

Total Energy		58,181,251

Financials (15.6%)
Banks (8.9%)
1st Source Corp.	5,714	303,356
ACNB Corp.	1,612	64,174
Amalgamated Financial Corp.	6,497	149,691
Amerant Bancorp, Inc.	9,373	251,571
American National Bankshares, Inc.	3,186	117,659
Ameris Bancorp	25,551	1,204,474
Arrow Financial Corp.	4,702	159,398
Associated Banc-Corp.	58,074	1,340,929
Atlantic Union Bankshares Corp.	28,250	992,705
Banc of California, Inc.	20,434	325,514
BancFirst Corp.	7,261	640,275
Bancorp, Inc. (The)*	21,328	605,289
Bank First Corp. (x)	2,101	195,015
Bank of Marin Bancorp	4,303	141,483
Bank of NT Butterfield & Son Ltd. (The)	19,150	570,861
BankUnited, Inc.	29,650	1,007,210
Bankwell Financial Group, Inc.	963	28,341
Banner Corp.	13,774	870,517
Bar Harbor Bankshares	4,462	142,962
BayCom Corp.	2,732	51,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
BCB Bancorp, Inc.	2,957	$53,196
Berkshire Hills Bancorp, Inc.	17,238	515,416
Blue Ridge Bankshares, Inc.	4,793	59,865
Brookline Bancorp, Inc.	32,363	457,936
Business First Bancshares, Inc.	6,733	149,069
Byline Bancorp, Inc.	8,462	194,372
Cadence Bank	69,216	1,706,867
Cambridge Bancorp	2,368	196,686
Camden National Corp.	4,777	199,153
Capital Bancorp, Inc.	2,822	66,430
Capital City Bank Group, Inc.	4,952	160,940
Capstar Financial Holdings, Inc.	5,864	103,558
Carter Bankshares, Inc.*	7,477	124,043
Cathay General Bancorp	27,683	1,129,190
Central Pacific Financial Corp.	9,869	200,143
Citizens & Northern Corp.	5,159	117,935
City Holding Co.	6,100	567,849
Civista Bancshares, Inc.	4,887	107,563
CNB Financial Corp.	5,081	120,877
Coastal Financial Corp.*	3,731	177,297
Colony Bankcorp, Inc.	3,169	40,215
Columbia Banking System, Inc.	31,749	956,597
Community Bank System, Inc.	20,128	1,267,058
Community Trust Bancorp, Inc.	5,089	233,738
ConnectOne Bancorp, Inc.	12,943	313,350
CrossFirst Bankshares, Inc.*	14,650	181,806
Customers Bancorp, Inc.*	11,812	334,752
CVB Financial Corp.	49,673	1,279,080
Dime Community Bancshares, Inc.	13,436	427,668
Eagle Bancorp, Inc.	12,022	529,810
Eastern Bankshares, Inc.	60,567	1,044,781
Enterprise Bancorp, Inc.	2,916	102,935
Enterprise Financial Services Corp.	13,022	637,557
Equity Bancshares, Inc., Class A	4,968	162,305
Esquire Financial Holdings, Inc.	1,508	65,236
Farmers & Merchants Bancorp, Inc.	2,967	80,643
Farmers National Banc Corp.	9,715	137,176
FB Financial Corp.	13,337	481,999
Financial Institutions, Inc.	4,409	107,403
First Bancorp (Nasdaq Stock Exchange)	13,364	572,514
First Bancorp (Quotrix Stock Exchange)	70,960	902,611
First Bancorp, Inc. (The)	3,237	96,916
First Bancshares, Inc. (The)	6,468	207,041
First Bank	6,479	89,151
First Busey Corp.	20,749	512,915
First Business Financial Services, Inc.	1,611	58,882
First Commonwealth Financial Corp.	39,836	556,509
First Community Bankshares, Inc.	5,288	179,263
First Financial Bancorp	35,707	865,181
First Financial Bankshares, Inc.	48,902	1,682,229
First Financial Corp.	4,469	205,932
First Foundation, Inc.	17,938	257,052
First Guaranty Bancshares, Inc. (x)	1,324	31,048
First Internet Bancorp	2,748	66,721
First Interstate BancSystem, Inc., Class A	33,512	1,295,239
First Merchants Corp.	21,765	894,759
First Mid Bancshares, Inc.	6,101	195,720
First of Long Island Corp. (The)	6,004	108,072
First Western Financial, Inc.*	1,640	46,166
Five Star Bancorp	3,473	94,605
Flushing Financial Corp.	9,770	189,343
Fulton Financial Corp.	60,591	1,019,747
FVCBankcorp, Inc.*	2,444	46,607
German American Bancorp, Inc.	9,187	342,675
Glacier Bancorp, Inc.	42,068	2,079,001
Great Southern Bancorp, Inc.	3,348	199,172
Guaranty Bancshares, Inc.	2,757	95,502
Hancock Whitney Corp.	33,236	1,608,290
Hanmi Financial Corp.	11,545	285,739
HarborOne Bancorp, Inc.	15,319	212,934
HBT Financial, Inc.	4,734	92,644
Heartland Financial USA, Inc.	15,384	717,202
Heritage Commerce Corp.	19,007	247,091
Heritage Financial Corp.	13,181	403,866
Hilltop Holdings, Inc.	20,138	604,341
Home BancShares, Inc.	70,846	1,614,580
HomeStreet, Inc.	6,110	168,514
HomeTrust Bancshares, Inc.	3,681	88,970
Hope Bancorp, Inc.	44,146	565,510
Horizon Bancorp, Inc.	15,604	235,308
Independent Bank Corp.	5,307	126,943
Independent Bank Corp./MA	17,217	1,453,631
Independent Bank Group, Inc.	13,664	820,933
International Bancshares Corp.	20,154	922,247
John Marshall Bancorp, Inc. (x)	2,525	72,669
Lakeland Bancorp, Inc.	23,535	414,451
Lakeland Financial Corp.	9,603	700,731
Live Oak Bancshares, Inc.	12,774	385,775
Macatawa Bank Corp.	9,940	109,638
Mercantile Bank Corp.	4,985	166,898
Metrocity Bankshares, Inc.	5,432	117,494
Metropolitan Bank Holding Corp.*	3,823	224,295
Mid Penn Bancorp, Inc.	4,454	133,486
Midland States Bancorp, Inc.	6,780	180,484
MidWestOne Financial Group, Inc.	4,861	154,337
MVB Financial Corp.	3,018	66,456
National Bank Holdings Corp., Class A	10,671	448,929
NBT Bancorp, Inc.	15,301	664,369
Nicolet Bankshares, Inc.*	4,681	373,497
Northeast Bank	1,419	59,740
Northwest Bancshares, Inc.	48,958	684,433
OceanFirst Financial Corp.	23,582	501,117
OFG Bancorp	19,086	526,010
Old National Bancorp	110,394	1,984,884
Old Second Bancorp, Inc.	13,465	215,979
Origin Bancorp, Inc.	8,414	308,794
Orrstown Financial Services, Inc.	3,351	77,609
Pacific Premier Bancorp, Inc.	34,893	1,101,223
Park National Corp.	5,851	823,528
Parke Bancorp, Inc.	1,749	36,274
Pathward Financial, Inc.	11,135	479,362
PCB Bancorp	2,265	40,068
PCSB Financial Corp.	4,488	85,451
Peapack-Gladstone Financial Corp.	5,964	221,980
Peoples Bancorp, Inc.	10,012	282,839
Peoples Financial Services Corp.	2,355	122,083
Preferred Bank	4,533	338,252
Premier Financial Corp.	14,416	388,800
Primis Financial Corp.	6,416	76,030
Professional Holding Corp., Class A*	2,724	75,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
QCR Holdings, Inc.	5,956	$295,656
RBB Bancorp	4,622	96,369
Red River Bancshares, Inc.	1,641	83,789
Renasant Corp.	22,319	838,971
Republic Bancorp, Inc., Class A	3,393	138,842
Republic First Bancorp, Inc.*	20,717	44,542
S&T Bancorp, Inc.	16,282	556,519
Sandy Spring Bancorp, Inc. (x)	16,766	590,666
Seacoast Banking Corp. of Florida	22,284	695,038
ServisFirst Bancshares, Inc.	18,887	1,301,503
Shore Bancshares, Inc.	3,773	65,763
Sierra Bancorp	4,513	95,856
Silvergate Capital Corp., Class A*	11,836	205,946
Simmons First National Corp., Class A	45,756	987,414
SmartFinancial, Inc.	4,492	123,530
South Plains Financial, Inc.	3,220	88,647
Southern First Bancshares, Inc.*	2,032	92,964
Southside Bancshares, Inc.	13,241	476,544
SouthState Corp.	28,536	2,179,009
Stellar Bancorp, Inc.	16,917	498,375
Stock Yards Bancorp, Inc.	10,436	678,131
Summit Financial Group, Inc.	3,684	91,695
Texas Capital Bancshares, Inc.*	19,045	1,148,604
Third Coast Bancshares, Inc. (x)*	3,304	60,893
Tompkins Financial Corp.	5,778	448,257
Towne Bank	25,542	787,715
TriCo Bancshares	12,485	636,610
Triumph Financial, Inc.*	9,830	480,392
Trustmark Corp.	23,194	809,703
UMB Financial Corp.	16,660	1,391,443
United Bankshares, Inc.	50,273	2,035,554
United Community Banks, Inc.	39,920	1,349,296
Unity Bancorp, Inc.	1,211	33,097
Univest Financial Corp.	10,152	265,272
USCB Financial Holdings, Inc.*	2,414	29,451
Valley National Bancorp	162,287	1,835,466
Veritex Holdings, Inc.	20,944	588,108
Washington Federal, Inc.	24,695	828,517
Washington Trust Bancorp, Inc.	6,486	306,009
WesBanco, Inc.	22,055	815,594
West Bancorp, Inc.	5,080	129,794
Westamerica Bancorp	10,876	641,793

		84,505,953

Capital Markets (1.5%)
Artisan Partners Asset Management, Inc., Class A	24,296	721,591
AssetMark Financial Holdings, Inc.*	7,573	174,179
Associated Capital Group, Inc., Class A	1,938	81,377
B Riley Financial, Inc.	8,076	276,199
Bakkt Holdings, Inc. (x)*	16,640	19,802
BGC Partners, Inc., Class A	131,808	496,916
Blucora, Inc.*	18,024	460,153
Brightsphere Investment Group, Inc.	10,435	214,752
Cohen & Steers, Inc.	10,532	679,946
Cowen, Inc., Class A	9,996	386,046
Diamond Hill Investment Group, Inc.	1,075	198,896
Donnelley Financial Solutions, Inc.*	10,160	392,684
Federated Hermes, Inc., Class B	32,997	1,198,121
Focus Financial Partners, Inc., Class A*	22,945	855,160
GCM Grosvenor, Inc., Class A (x)	10,640	80,970
Hamilton Lane, Inc., Class A	14,067	898,600
Houlihan Lokey, Inc.	19,547	1,703,717
MarketWise, Inc. (x)*	5,323	8,943
Moelis & Co., Class A	24,798	951,499
Open Lending Corp., Class A*	40,506	273,415
Oppenheimer Holdings, Inc., Class A	1,961	83,009
Perella Weinberg Partners	14,258	139,728
Piper Sandler Cos.	6,966	906,904
PJT Partners, Inc., Class A	9,011	664,021
Sculptor Capital Management, Inc.	10,434	90,358
Silvercrest Asset Management Group, Inc., Class A	1,844	34,612
StepStone Group, Inc., Class A	20,514	516,543
StoneX Group, Inc.*	6,785	646,610
Value Line, Inc.	1,173	59,682
Victory Capital Holdings, Inc., Class A	6,830	183,249
Virtus Investment Partners, Inc.	2,847	545,030
WisdomTree, Inc.	43,360	236,312

		14,179,024

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,241	32,514
Bread Financial Holdings, Inc.	14,928	562,188
Consumer Portfolio Services, Inc. (x)*	1,756	15,541
Curo Group Holdings Corp. (x)	6,514	23,125
Encore Capital Group, Inc. (x)*	9,415	451,355
Enova International, Inc.*	12,762	489,678
EZCORP, Inc., Class A*	17,746	144,630
FirstCash Holdings, Inc.	14,626	1,271,146
Green Dot Corp., Class A*	20,172	319,121
LendingClub Corp.*	40,024	352,211
LendingTree, Inc.*	4,210	89,799
Moneylion, Inc. (x)*	40,057	24,835
Navient Corp.	41,168	677,214
Nelnet, Inc., Class A	5,872	532,884
NerdWallet, Inc., Class A (x)*	12,631	121,258
Oportun Financial Corp.*	8,724	48,069
OppFi, Inc. (x)*	3,655	7,493
PRA Group, Inc.*	14,625	494,033
PROG Holdings, Inc.*	20,541	346,937
Regional Management Corp.	2,110	59,249
Sunlight Financial Holdings, Inc. (x)*	8,851	11,418
World Acceptance Corp. (x)*	1,642	108,273

		6,182,971

Diversified Financial Services (0.3%)
Alerus Financial Corp.	4,520	105,542
A-Mark Precious Metals, Inc.	5,848	203,101
Banco Latinoamericano de Comercio Exterior SA, Class E	7,550	122,310
Cannae Holdings, Inc.*	27,871	575,536
Compass Diversified Holdings	22,885	417,193
Jackson Financial, Inc., Class A	28,163	979,791
SWK Holdings Corp. (x)*	967	17,058

		2,420,531

Insurance (1.9%)
Ambac Financial Group, Inc.*	11,758	205,060
American Equity Investment Life Holding Co.	26,701	1,218,100
AMERISAFE, Inc.	7,269	377,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	10,689	$276,311
Bright Health Group, Inc. (x)*	85,023	55,256
BRP Group, Inc., Class A*	22,749	571,910
CNO Financial Group, Inc.	43,431	992,398
Crawford & Co., Class A	8,294	46,115
Donegal Group, Inc., Class A	7,520	106,784
eHealth, Inc.*	6,587	31,881
Employers Holdings, Inc.	10,748	463,561
Enstar Group Ltd.*	4,377	1,011,262
Genworth Financial, Inc., Class A*	186,304	985,548
Goosehead Insurance, Inc., Class A*	7,332	251,781
Greenlight Capital Re Ltd., Class A*	7,890	64,303
HCI Group, Inc. (x)	2,417	95,689
Hippo Holdings, Inc. (x)*	2,720	36,992
Horace Mann Educators Corp.	17,165	641,456
Investors Title Co.	362	53,413
James River Group Holdings Ltd.	13,951	291,715
Kinsale Capital Group, Inc.	8,202	2,144,987
Lemonade, Inc. (x)*	15,674	214,420
MBIA, Inc.*	17,123	220,031
Mercury General Corp.	9,967	340,871
National Western Life Group, Inc., Class A	867	243,627
NI Holdings, Inc.*	4,089	54,261
Oscar Health, Inc., Class A*	37,390	91,979
Palomar Holdings, Inc.*	9,185	414,795
ProAssurance Corp.	21,453	374,784
RLI Corp.	14,617	1,918,774
Root, Inc., Class A (x)*	2,072	9,303
Safety Insurance Group, Inc.	5,868	494,438
Selective Insurance Group, Inc.	22,380	1,983,092
Selectquote, Inc.*	55,833	37,514
SiriusPoint Ltd.*	36,774	216,967
Stewart Information Services Corp.	10,643	454,775
Tiptree, Inc.	8,046	111,357
Trean Insurance Group, Inc.*	5,159	30,954
Trupanion, Inc. (x)*	14,937	709,956
United Fire Group, Inc.	7,314	200,111
Universal Insurance Holdings, Inc.	6,868	72,732

		18,117,033

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT) (x)	4,164	65,500
Angel Oak Mortgage, Inc. (REIT) (x)	2,672	12,639
Apollo Commercial Real Estate Finance, Inc. (REIT)	58,148	625,672
Arbor Realty Trust, Inc. (REIT)	59,618	786,361
Ares Commercial Real Estate Corp. (REIT)	14,097	145,058
ARMOUR Residential REIT, Inc. (REIT) (x)	44,449	250,248
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	63,078	1,335,361
BrightSpire Capital, Inc. (REIT)	30,530	190,202
Broadmark Realty Capital, Inc. (REIT)	35,101	124,960
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,670	25,167
Chimera Investment Corp. (REIT) (x)	92,642	509,531
Claros Mortgage Trust, Inc. (REIT) (x)	34,847	512,599
Dynex Capital, Inc. (REIT)	10,061	127,976
Ellington Financial, Inc. (REIT)	21,306	263,555
Franklin BSP Realty Trust, Inc. (REIT) (x)	31,275	403,447
Granite Point Mortgage Trust, Inc. (REIT)	15,194	81,440
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	31,672	917,854
Invesco Mortgage Capital, Inc. (REIT) (x)	12,431	158,247
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	249,605
Ladder Capital Corp. (REIT)	44,187	443,637
MFA Financial, Inc. (REIT) (x)	39,542	389,489
New York Mortgage Trust, Inc. (REIT) (x)	142,076	363,715
Nexpoint Real Estate Finance, Inc. (REIT)	1,492	23,708
Orchid Island Capital, Inc. (REIT) (x)	13,310	139,755
PennyMac Mortgage Investment Trust (REIT)‡ (x)	39,106	484,523
Ready Capital Corp. (REIT) (x)	25,519	284,282
Redwood Trust, Inc. (REIT) (x)	45,807	309,655
TPG RE Finance Trust, Inc. (REIT)	23,235	157,766
Two Harbors Investment Corp. (REIT)	33,948	535,360

		9,917,312

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	21,536	823,106
Blue Foundry Bancorp*	6,633	85,234
Bridgewater Bancshares, Inc.*	7,265	128,881
Capitol Federal Financial, Inc.	53,654	464,107
Columbia Financial, Inc.*	12,614	272,715
Enact Holdings, Inc. (x)	10,849	261,678
Essent Group Ltd.	39,739	1,545,052
Federal Agricultural Mortgage Corp., Class C	3,439	387,610
Finance of America Cos., Inc., Class A*	4,376	5,557
Greene County Bancorp, Inc.	749	43,008
Hingham Institution For Savings (The)	604	166,680
Home Bancorp, Inc.	2,291	91,709
Home Point Capital, Inc.	1,741	2,385
Kearny Financial Corp.	21,893	222,214
Luther Burbank Corp.	7,607	84,514
Merchants Bancorp	6,166	149,957
Mr Cooper Group, Inc.*	26,922	1,080,380
NMI Holdings, Inc., Class A*	34,254	715,909
Northfield Bancorp, Inc.	15,659	246,316
PennyMac Financial Services, Inc.‡	11,430	647,624
Pioneer Bancorp, Inc.*	3,738	42,613
Provident Bancorp, Inc.	5,466	39,792
Provident Financial Services, Inc.	27,603	589,600
Radian Group, Inc.	61,865	1,179,765
Southern Missouri Bancorp, Inc.	2,096	96,060
Sterling Bancorp, Inc.*	4,928	30,011
TrustCo Bank Corp.	6,453	242,568
Velocity Financial, Inc.*	2,290	22,098
Walker & Dunlop, Inc.	11,445	898,204
Waterstone Financial, Inc.	5,661	97,596
WSFS Financial Corp.	23,238	1,053,611

		11,716,554

Total Financials		147,039,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Health Care (15.1%)
Biotechnology (6.5%)
2seventy bio, Inc.*	13,024	$122,035
4D Molecular Therapeutics, Inc.*	7,552	167,730
Aadi Bioscience, Inc. (x)*	3,854	49,447
Absci Corp.*	15,493	32,535
ACADIA Pharmaceuticals, Inc.*	46,756	744,356
Adicet Bio, Inc.*	10,979	98,152
ADMA Biologics, Inc. (x)*	49,601	192,452
Aerovate Therapeutics, Inc. (x)*	2,410	70,613
Affimed NV*	53,538	66,387
Agenus, Inc.*	104,036	249,686
Agios Pharmaceuticals, Inc.*	22,124	621,242
Akero Therapeutics, Inc.*	12,222	669,766
Albireo Pharma, Inc. (x)*	8,102	175,084
Alector, Inc.*	21,979	202,866
Alkermes plc*	62,499	1,633,099
Allogene Therapeutics, Inc. (x)*	29,661	186,568
Allovir, Inc. (x)*	10,486	53,793
Alpine Immune Sciences, Inc.*	3,317	24,380
ALX Oncology Holdings, Inc. (x)*	6,441	72,590
Amicus Therapeutics, Inc.*	102,574	1,252,429
AnaptysBio, Inc.*	9,291	287,928
Anavex Life Sciences Corp. (x)*	28,314	262,188
Anika Therapeutics, Inc.*	5,522	163,451
Apellis Pharmaceuticals, Inc.*	34,870	1,803,128
Arbutus Biopharma Corp.*	23,352	54,410
Arcellx, Inc. (x)*	10,053	311,442
Arcturus Therapeutics Holdings, Inc.*	5,680	96,333
Arcus Biosciences, Inc.*	19,692	407,231
Arcutis Biotherapeutics, Inc.*	12,918	191,186
Arrowhead Pharmaceuticals, Inc.*	39,540	1,603,742
Atara Biotherapeutics, Inc.*	34,157	112,035
Aura Biosciences, Inc.*	5,381	56,500
Aurinia Pharmaceuticals, Inc. (x)*	52,082	224,994
Avid Bioservices, Inc.*	23,707	326,445
Avidity Biosciences, Inc.*	18,593	412,579
Beam Therapeutics, Inc. (x)*	24,082	941,847
BioCryst Pharmaceuticals, Inc. (x)*	73,704	846,122
Biohaven Ltd. (x)*	20,016	277,822
Bioxcel Therapeutics, Inc. (x)*	6,430	138,116
Bluebird Bio, Inc.*	18,938	131,051
Blueprint Medicines Corp.*	23,084	1,011,310
Bridgebio Pharma, Inc.*	40,675	309,944
C4 Therapeutics, Inc. (x)*	15,050	88,795
CareDx, Inc.*	20,178	230,231
Caribou Biosciences, Inc. (x)*	23,075	144,911
Catalyst Pharmaceuticals, Inc.*	36,209	673,487
Celldex Therapeutics, Inc.*	17,028	758,938
Celularity, Inc., Class A (x)*	16,429	21,193
Century Therapeutics, Inc. (x)*	5,929	30,416
Cerevel Therapeutics Holdings, Inc.*	20,564	648,589
Chimerix, Inc.*	20,344	37,840
Chinook Therapeutics, Inc.*	18,940	496,228
Cogent Biosciences, Inc. (x)*	23,082	266,828
Coherus Biosciences, Inc.*	26,680	211,306
Crinetics Pharmaceuticals, Inc.*	19,781	361,992
CTI BioPharma Corp. (x)*	39,175	235,442
Cullinan Oncology, Inc.*	10,453	110,279
Cytokinetics, Inc.*	30,549	1,399,755
Day One Biopharmaceuticals, Inc. (x)*	11,666	251,052
Deciphera Pharmaceuticals, Inc.*	18,284	299,675
Denali Therapeutics, Inc.*	39,668	1,103,167
Design Therapeutics, Inc. (x)*	13,048	133,872
Dynavax Technologies Corp.*	45,762	486,908
Dyne Therapeutics, Inc.*	10,698	123,990
Eagle Pharmaceuticals, Inc.*	3,922	114,640
Editas Medicine, Inc.*	28,133	249,540
Eiger BioPharmaceuticals, Inc.*	11,184	13,197
Emergent BioSolutions, Inc.*	20,011	236,330
Enanta Pharmaceuticals, Inc.*	7,640	355,413
Enochian Biosciences, Inc. (x)*	5,366	5,527
EQRx, Inc.*	63,615	156,493
Erasca, Inc. (x)*	25,912	111,681
Fate Therapeutics, Inc.*	32,218	325,080
FibroGen, Inc.*	33,055	529,541
Foghorn Therapeutics, Inc. (x)*	6,475	41,310
Gelesis Holdings, Inc. (x)*	2,677	777
Generation Bio Co.*	17,068	67,077
Geron Corp.*	109,332	264,583
Gossamer Bio, Inc. (x)*	24,866	53,959
GreenLight Biosciences Holdings PBC (x)*	19,426	22,923
Halozyme Therapeutics, Inc.*	50,739	2,887,049
Heron Therapeutics, Inc. (x)*	25,949	64,873
HilleVax, Inc. (x)*	3,348	56,012
Humacyte, Inc. (x)*	15,213	32,099
Icosavax, Inc. (x)*	6,738	53,500
Ideaya Biosciences, Inc.*	11,463	208,283
IGM Biosciences, Inc. (x)*	5,982	101,754
Imago Biosciences, Inc.*	9,907	356,157
ImmunityBio, Inc. (x)*	45,219	229,260
ImmunoGen, Inc.*	77,920	386,483
Immunovant, Inc.*	16,312	289,538
Inhibrx, Inc. (x)*	12,610	310,710
Inovio Pharmaceuticals, Inc. (x)*	81,430	127,031
Insmed, Inc.*	51,685	1,032,666
Instil Bio, Inc.*	26,816	16,894
Intellia Therapeutics, Inc.*	30,008	1,046,979
Intercept Pharmaceuticals, Inc.*	10,619	131,357
Invivyd, Inc. (x)*	19,006	28,509
Iovance Biotherapeutics, Inc.*	56,622	361,815
Ironwood Pharmaceuticals, Inc.*	53,076	657,612
iTeos Therapeutics, Inc.*	10,676	208,502
IVERIC bio, Inc.*	47,422	1,015,305
Janux Therapeutics, Inc.*	4,946	65,139
Jounce Therapeutics, Inc.*	9,942	11,036
KalVista Pharmaceuticals, Inc.*	8,566	57,906
Karuna Therapeutics, Inc.*	11,303	2,221,040
Karyopharm Therapeutics, Inc. (x)*	30,575	103,955
Keros Therapeutics, Inc.*	7,079	339,934
Kezar Life Sciences, Inc.*	22,223	156,450
Kiniksa Pharmaceuticals Ltd., Class A*	13,827	207,128
Kinnate Biopharma, Inc. (x)*	7,136	43,530
Kodiak Sciences, Inc.*	14,465	103,569
Kronos Bio, Inc.*	15,612	25,291
Krystal Biotech, Inc.*	8,106	642,157
Kura Oncology, Inc.*	25,353	314,631
Kymera Therapeutics, Inc.*	13,194	329,322
Lexicon Pharmaceuticals, Inc.*	20,488	39,132
Lyell Immunopharma, Inc. (x)*	64,375	223,381
MacroGenics, Inc.*	24,701	165,744
Madrigal Pharmaceuticals, Inc.*	4,481	1,300,610
MannKind Corp. (x)*	98,956	521,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
MeiraGTx Holdings plc*	12,601	$82,159
Mersana Therapeutics, Inc.*	21,047	123,335
MiMedx Group, Inc.*	44,535	123,807
Mirum Pharmaceuticals, Inc.*	6,968	135,876
Monte Rosa Therapeutics, Inc. (x)*	8,051	61,268
Morphic Holding, Inc.*	9,354	250,220
Myriad Genetics, Inc.*	31,174	452,335
Nkarta, Inc.*	12,850	76,972
Nurix Therapeutics, Inc.*	16,175	177,601
Nuvalent, Inc., Class A (x)*	6,241	185,857
Ocugen, Inc. (x)*	76,536	99,497
Organogenesis Holdings, Inc.*	34,154	91,874
Outlook Therapeutics, Inc. (x)*	31,743	34,282
Pardes Biosciences, Inc.*	7,405	12,514
PDL BioPharma, Inc. (r)(x)*	24,135	9,259
PepGen, Inc.*	3,891	52,023
PMV Pharmaceuticals, Inc. (x)*	16,107	140,131
Point Biopharma Global, Inc.*	24,153	176,075
Praxis Precision Medicines, Inc. (x)*	9,574	22,786
Precigen, Inc. (x)*	54,818	83,323
Prime Medicine, Inc. (x)*	2,686	49,906
Prometheus Biosciences, Inc.*	12,505	1,375,550
Protagonist Therapeutics, Inc.*	17,446	190,336
Prothena Corp. plc*	14,612	880,373
PTC Therapeutics, Inc.*	26,639	1,016,811
Rallybio Corp.*	5,043	33,133
RAPT Therapeutics, Inc. (x)*	9,425	186,615
Recursion Pharmaceuticals, Inc., Class A (x)*	48,916	377,142
REGENXBIO, Inc.*	15,994	362,744
Relay Therapeutics, Inc.*	29,429	439,669
Replimune Group, Inc.*	16,211	440,939
REVOLUTION Medicines, Inc.*	28,111	669,604
Rigel Pharmaceuticals, Inc. (x)*	47,613	71,420
Rocket Pharmaceuticals, Inc.*	18,306	358,248
Sage Therapeutics, Inc. (x)*	19,773	754,142
Sana Biotechnology, Inc. (x)*	34,535	136,413
Sangamo Therapeutics, Inc.*	49,704	156,071
Seres Therapeutics, Inc.*	26,596	148,938
Sorrento Therapeutics, Inc. (x)*	154,980	137,312
SpringWorks Therapeutics, Inc. (x)*	12,983	337,688
Stoke Therapeutics, Inc.*	8,819	81,399
Sutro Biopharma, Inc.*	12,083	97,631
Syndax Pharmaceuticals, Inc.*	18,578	472,810
Talaris Therapeutics, Inc. (x)*	5,402	5,510
Tango Therapeutics, Inc. (x)*	12,387	89,806
Tenaya Therapeutics, Inc. (x)*	7,967	16,014
TG Therapeutics, Inc. (x)*	52,173	617,207
Travere Therapeutics, Inc. (x)*	22,885	481,272
Twist Bioscience Corp. (x)*	21,192	504,582
Tyra Biosciences, Inc. (x)*	2,930	22,268
Vanda Pharmaceuticals, Inc.*	21,889	161,760
Vaxart, Inc. (x)*	49,506	47,570
Vaxcyte, Inc.*	26,360	1,263,962
VBI Vaccines, Inc. (x)*	88,012	34,421
Vera Therapeutics, Inc. (x)*	3,813	73,782
Veracyte, Inc.*	27,902	662,114
Vericel Corp.*	19,213	506,070
Verve Therapeutics, Inc. (x)*	15,881	307,297
Vir Biotechnology, Inc.*	26,633	674,081
Viridian Therapeutics, Inc. (x)*	9,788	285,907
VistaGen Therapeutics, Inc. (x)*	57,584	5,931
Xencor, Inc.*	22,968	598,087
Y-mAbs Therapeutics, Inc.*	13,368	65,236
Zentalis Pharmaceuticals, Inc.*	15,918	320,589

		61,701,374

Health Care Equipment & Supplies (3.5%)
Alphatec Holdings, Inc.*	26,059	321,829
AngioDynamics, Inc.*	14,468	199,224
Artivion, Inc.*	15,963	193,472
AtriCure, Inc.*	17,099	758,854
Atrion Corp.	561	313,851
Avanos Medical, Inc.*	19,882	538,007
Axogen, Inc.*	14,542	145,129
Axonics, Inc.*	18,471	1,154,992
Bioventus, Inc., Class A (x)*	14,812	38,659
Butterfly Network, Inc. (x)*	59,659	146,761
Cardiovascular Systems, Inc.*	15,932	216,994
Cerus Corp.*	69,963	255,365
CONMED Corp.	11,114	985,145
Cue Health, Inc. (x)*	41,824	86,576
Cutera, Inc. (x)*	6,456	285,484
Embecta Corp.	21,765	550,437
Figs, Inc., Class A*	47,908	322,421
Glaukos Corp.*	17,753	775,451
Haemonetics Corp.*	19,544	1,537,136
Heska Corp.*	3,734	232,105
Inari Medical, Inc.*	18,165	1,154,567
Inogen, Inc.*	7,926	156,222
Inspire Medical Systems, Inc.*	10,506	2,646,251
Integer Holdings Corp.*	12,592	862,048
iRadimed Corp.	4,340	122,779
iRhythm Technologies, Inc.*	11,333	1,061,562
Lantheus Holdings, Inc.*	25,686	1,308,959
LeMaitre Vascular, Inc.	6,643	305,711
LivaNova plc*	20,395	1,132,738
Meridian Bioscience, Inc.*	17,106	568,090
Merit Medical Systems, Inc.*	20,739	1,464,588
Mesa Laboratories, Inc.	2,121	352,531
Nano-X Imaging Ltd. (x)*	11,308	83,453
Neogen Corp.*	81,195	1,236,600
Nevro Corp.*	13,661	540,976
NuVasive, Inc.*	19,655	810,572
Omnicell, Inc.*	16,948	854,518
OraSure Technologies, Inc.*	20,039	96,588
Orthofix Medical, Inc.*	7,800	160,134
OrthoPediatrics Corp.*	4,926	195,710
Outset Medical, Inc.*	18,340	473,539
Owlet, Inc. (x)*	4,473	2,501
Paragon 28, Inc. (x)*	17,550	335,381
PROCEPT BioRobotics Corp. (x)*	8,808	365,884
Pulmonx Corp.*	12,587	106,108
RxSight, Inc.*	4,888	61,931
SeaSpine Holdings Corp.*	14,149	118,144
Senseonics Holdings, Inc. (x)*	170,980	176,109
Shockwave Medical, Inc.*	13,324	2,739,547
SI-BONE, Inc.*	13,173	179,153
Sight Sciences, Inc. (x)*	6,224	75,995
Silk Road Medical, Inc. (x)*	14,911	788,046
STAAR Surgical Co.*	18,511	898,524
Surmodics, Inc.*	4,869	166,130
Tactile Systems Technology, Inc.*	7,743	88,890
Tenon Medical, Inc. (x)*	876	1,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
TransMedics Group, Inc.*	11,083	$684,043
Treace Medical Concepts, Inc.*	11,582	266,270
UFP Technologies, Inc.*	2,493	293,900
Utah Medical Products, Inc.	1,455	146,271
Varex Imaging Corp.*	14,498	294,309
Vicarious Surgical, Inc. (x)*	14,190	28,664
ViewRay, Inc.*	55,260	247,565
Zimvie, Inc.*	5,401	50,445
Zynex, Inc. (x)	5,579	77,604

		32,838,826

Health Care Providers & Services (2.4%)
1Life Healthcare, Inc.*	67,771	1,132,453
23andMe Holding Co. (x)*	91,536	197,718
Accolade, Inc.*	20,793	161,977
AdaptHealth Corp.*	29,020	557,764
Addus HomeCare Corp.*	6,300	626,787
Agiliti, Inc. (x)*	12,719	207,447
AirSculpt Technologies, Inc. (x)	1,847	6,834
Alignment Healthcare, Inc.*	38,056	447,539
AMN Healthcare Services, Inc.*	16,183	1,663,936
Apollo Medical Holdings, Inc.*	14,675	434,233
ATI Physical Therapy, Inc. (x)*	18,300	5,582
Aveanna Healthcare Holdings, Inc.*	27,084	21,126
Brookdale Senior Living, Inc.*	76,040	207,589
Cano Health, Inc. (x)*	62,368	85,444
CareMax, Inc.*	15,438	56,349
Castle Biosciences, Inc.*	8,673	204,162
Clover Health Investments Corp. (x)*	147,879	137,454
Community Health Systems, Inc.*	44,166	190,797
CorVel Corp.*	3,494	507,783
Cross Country Healthcare, Inc.*	13,446	357,260
DocGo, Inc. (x)*	31,482	222,578
Ensign Group, Inc. (The)	20,081	1,899,863
Fulgent Genetics, Inc. (x)*	8,016	238,717
HealthEquity, Inc.*	31,985	1,971,555
Hims & Hers Health, Inc. (x)*	50,635	324,570
Innovage Holding Corp. (x)*	8,318	59,723
Invitae Corp. (x)*	82,475	153,404
Joint Corp. (The)*	5,592	78,176
LHC Group, Inc.*	11,265	1,821,438
LifeStance Health Group, Inc. (x)*	29,931	147,859
ModivCare, Inc.*	5,074	455,290
National HealthCare Corp.	4,915	292,443
National Research Corp.	6,112	227,978
Oncology Institute, Inc. (The) (x)*	4,746	7,831
OPKO Health, Inc.*	168,440	210,550
Option Care Health, Inc.*	59,106	1,778,500
Owens & Minor, Inc.*	27,612	539,262
P3 Health Partners, Inc. (x)*	7,586	13,958
Patterson Cos., Inc.	32,580	913,217
Pediatrix Medical Group, Inc.*	30,771	457,257
Pennant Group, Inc. (The)*	10,962	120,363
PetIQ, Inc.*	10,699	98,645
Privia Health Group, Inc.*	16,583	376,600
Progyny, Inc.*	27,638	860,924
R1 RCM, Inc.*	54,594	597,804
RadNet, Inc.*	17,301	325,778
Select Medical Holdings Corp.	40,966	1,017,186
Sema4 Holdings Corp.*	42,200	11,132
Surgery Partners, Inc.*	17,650	491,729
US Physical Therapy, Inc.	5,274	427,352

		23,351,916

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	42,587	751,235
American Well Corp., Class A*	84,068	237,913
Babylon Holdings Ltd., Class A (x)*	1,123	7,579
Computer Programs and Systems, Inc.*	6,086	165,661
Evolent Health, Inc., Class A*	30,717	862,533
Health Catalyst, Inc. (x)*	19,788	210,346
HealthStream, Inc.*	9,456	234,887
Multiplan Corp. (x)*	147,725	169,884
NextGen Healthcare, Inc.*	21,798	409,366
Nutex Health, Inc. (x)*	84,558	160,660
OptimizeRx Corp.*	6,214	104,395
Pear Therapeutics, Inc. (x)*	17,735	20,927
Phreesia, Inc.*	18,891	611,313
Schrodinger, Inc.*	19,924	372,380
Sharecare, Inc. (x)*	78,934	126,294
Simulations Plus, Inc.	5,942	217,299

		4,662,672

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc. (x)*	78,557	795,782
Adaptive Biotechnologies Corp.*	41,854	319,765
Akoya Biosciences, Inc.*	4,111	39,342
Alpha Teknova, Inc.*	1,799	10,146
Berkeley Lights, Inc.*	19,652	52,667
BioLife Solutions, Inc.*	12,114	220,475
Bionano Genomics, Inc. (x)*	113,813	166,167
Codexis, Inc.*	22,875	106,598
CryoPort, Inc.*	16,080	278,988
Cytek Biosciences, Inc.*	41,402	422,714
Inotiv, Inc. (x)*	4,856	23,989
MaxCyte, Inc. (x)*	22,837	124,690
Medpace Holdings, Inc.*	9,469	2,011,310
NanoString Technologies, Inc.*	18,842	150,171
Nautilus Biotechnology, Inc. (x)*	12,585	22,653
NeoGenomics, Inc.*	46,199	426,879
OmniAb, Inc. (x)*	29,414	105,890
Pacific Biosciences of California, Inc.*	85,690	700,944
Quanterix Corp.*	11,949	165,494
Quantum-Si, Inc. (x)*	24,302	44,473
Science 37 Holdings, Inc.*	16,631	6,905
Seer, Inc.*	17,640	102,312
Singular Genomics Systems, Inc. (x)*	13,127	26,385
SomaLogic, Inc. (x)*	57,847	145,196

		6,469,935

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	24,029	378,457
Amneal Pharmaceuticals, Inc.*	48,472	96,459
Amphastar Pharmaceuticals, Inc.*	13,911	389,786
Amylyx Pharmaceuticals, Inc. (x)*	17,136	633,175
AN2 Therapeutics, Inc. (x)*	1,259	11,998
ANI Pharmaceuticals, Inc.*	3,298	132,679
Arvinas, Inc.*	18,268	624,948
Atea Pharmaceuticals, Inc.*	28,227	135,772
Athira Pharma, Inc. (x)*	9,815	31,114
Axsome Therapeutics, Inc. (x)*	11,594	894,245
Cara Therapeutics, Inc.*	17,868	191,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Cassava Sciences, Inc. (x)*	14,711	$434,563
CinCor Pharma, Inc.*	6,675	82,036
Collegium Pharmaceutical, Inc.*	14,701	341,063
Corcept Therapeutics, Inc.*	32,581	661,720
DICE Therapeutics, Inc. (x)*	13,760	429,312
Edgewise Therapeutics, Inc. (x)*	10,202	91,206
Esperion Therapeutics, Inc.*	19,797	123,335
Evolus, Inc.*	9,855	74,011
EyePoint Pharmaceuticals, Inc. (x)*	6,943	24,301
Fulcrum Therapeutics, Inc.*	15,870	115,534
Harmony Biosciences Holdings, Inc.*	9,282	511,438
Innoviva, Inc.*	24,287	321,803
Intra-Cellular Therapies, Inc.*	34,411	1,821,030
OmniAb, Inc. (r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	5,769	385,369
Liquidia Corp. (x)*	12,660	80,644
Nektar Therapeutics*	69,964	158,119
NGM Biopharmaceuticals, Inc.*	14,873	74,662
Nuvation Bio, Inc. (x)*	51,344	98,581
Ocular Therapeutix, Inc.*	26,261	73,793
Pacira BioSciences, Inc.*	16,992	656,061
Phathom Pharmaceuticals, Inc. (x)*	8,132	91,241
Phibro Animal Health Corp., Class A	8,197	109,922
Prestige Consumer Healthcare, Inc.*	18,991	1,188,837
Provention Bio, Inc. (x)*	22,455	237,349
Reata Pharmaceuticals, Inc., Class A (x)*	10,757	408,658
Relmada Therapeutics, Inc. (x)*	9,222	32,185
Revance Therapeutics, Inc.*	29,495	544,478
SIGA Technologies, Inc. (x)	17,494	128,756
Supernus Pharmaceuticals, Inc.*	18,563	662,142
Tarsus Pharmaceuticals, Inc.*	4,912	72,010
Theravance Biopharma, Inc.*	21,397	240,074
Theseus Pharmaceuticals, Inc. (x)*	2,542	12,659
Third Harmonic Bio, Inc.*	3,271	14,065
Tricida, Inc. (x)*	8,919	1,364
Ventyx Biosciences, Inc. (x)*	9,530	312,489
Xeris Biopharma Holdings, Inc. (x)*	35,656	47,423

		14,182,768

Total Health Care		143,207,491

Industrials (14.1%)
Aerospace & Defense (0.9%)
AAR Corp.*	13,184	591,962
Aerojet Rocketdyne Holdings, Inc.*	30,044	1,680,361
AeroVironment, Inc.*	9,565	819,338
AerSale Corp. (x)*	5,318	86,258
Archer Aviation, Inc., Class A (x)*	33,475	62,598
Astra Space, Inc. (x)*	38,794	16,829
Astronics Corp.*	7,056	72,677
Cadre Holdings, Inc. (x)	5,146	103,640
Ducommun, Inc.*	3,032	151,479
Kaman Corp.	10,571	235,733
Kratos Defense & Security Solutions, Inc.*	51,640	532,925
Maxar Technologies, Inc.	29,037	1,502,374
Momentus, Inc. (x)*	13,988	10,909
Moog, Inc., Class A	10,943	960,358
National Presto Industries, Inc.	1,426	97,624
Park Aerospace Corp.	5,706	76,517
Parsons Corp.*	12,108	559,995
Redwire Corp. (x)*	5,079	10,056
Rocket Lab USA, Inc. (x)*	82,686	311,726
Terran Orbital Corp. (x)*	5,983	9,453
Triumph Group, Inc.*	23,079	242,791
V2X, Inc.*	3,212	132,624
Virgin Galactic Holdings, Inc. (x)*	88,668	308,565

		8,576,792

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	24,158	627,625
Atlas Air Worldwide Holdings, Inc.*	10,745	1,083,096
Forward Air Corp.	10,698	1,122,113
Hub Group, Inc., Class A*	12,259	974,468
Radiant Logistics, Inc.*	9,584	48,783

		3,856,085

Airlines (0.2%)
Allegiant Travel Co.*	5,933	403,385
Blade Air Mobility, Inc. (x)*	14,856	53,184
Frontier Group Holdings, Inc. (x)*	10,404	106,849
Hawaiian Holdings, Inc.*	13,292	136,376
Joby Aviation, Inc. (x)*	97,546	326,779
SkyWest, Inc.*	20,301	335,169
Spirit Airlines, Inc.	42,420	826,342
Sun Country Airlines Holdings, Inc.*	12,085	191,668
Wheels Up Experience, Inc.*	41,365	42,606

		2,422,358

Building Products (1.2%)
AAON, Inc.	16,264	1,225,005
American Woodmark Corp.*	6,837	334,056
Apogee Enterprises, Inc.	8,292	368,662
Caesarstone Ltd.	6,303	35,990
CSW Industrials, Inc.	5,884	682,132
Gibraltar Industries, Inc.*	11,749	539,044
Griffon Corp.	18,722	670,060
Insteel Industries, Inc.	7,045	193,878
Janus International Group, Inc.*	30,731	292,559
JELD-WEN Holding, Inc.*	32,547	314,079
Masonite International Corp. (x)*	8,961	722,346
PGT Innovations, Inc.*	21,965	394,492
Quanex Building Products Corp.	12,310	291,501
Resideo Technologies, Inc.*	57,833	951,353
Simpson Manufacturing Co., Inc.	16,221	1,438,154
UFP Industries, Inc.	22,361	1,772,109
View, Inc. (x)*	27,342	26,382
Zurn Elkay Water Solutions Corp.	48,245	1,020,382

		11,272,184

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	25,146	1,116,985
ACCO Brands Corp.	33,523	187,394
ACV Auctions, Inc., Class A*	43,677	358,588
Aris Water Solution, Inc., Class A	8,023	115,611
Brady Corp., Class A	17,392	819,163
BrightView Holdings, Inc.*	12,757	87,896
Brink’s Co. (The)	18,231	979,187
Casella Waste Systems, Inc., Class A*	18,724	1,485,000
Cimpress plc (x)*	5,865	161,933
CompX International, Inc.	801	14,802
CoreCivic, Inc. (REIT)*	46,146	533,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Deluxe Corp.	17,705	$300,631
Ennis, Inc.	6,578	145,768
GEO Group, Inc. (The) (x)*	44,883	491,469
Harsco Corp.*	30,829	193,914
Healthcare Services Group, Inc.	31,130	373,560
Heritage-Crystal Clean, Inc.*	5,308	172,404
HNI Corp.	16,430	467,105
Interface, Inc.	17,664	174,344
KAR Auction Services, Inc.*	42,166	550,266
Kimball International, Inc., Class B	10,064	65,416
Li-Cycle Holdings Corp. (x)*	51,068	243,084
Matthews International Corp., Class A	10,808	328,996
MillerKnoll, Inc.	28,785	604,773
Montrose Environmental Group, Inc.*	10,009	444,299
NL Industries, Inc.	3,964	26,995
Pitney Bowes, Inc.	45,079	171,300
Quad/Graphics, Inc.*	8,851	36,112
SP Plus Corp.*	7,908	274,566
Steelcase, Inc., Class A	29,194	206,402
UniFirst Corp.	5,674	1,095,025
Viad Corp.*	6,560	159,998
VSE Corp.	2,744	128,639

		12,515,073

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	12,348	705,565
API Group Corp.*	76,655	1,441,881
Arcosa, Inc.	18,239	991,107
Argan, Inc.	4,598	169,574
Comfort Systems USA, Inc.	13,359	1,537,354
Concrete Pumping Holdings, Inc.*	9,180	53,703
Construction Partners, Inc., Class A*	13,970	372,859
Dycom Industries, Inc.*	11,584	1,084,262
EMCOR Group, Inc.	17,858	2,644,948
Fluor Corp.*	53,643	1,859,266
Granite Construction, Inc.	18,106	634,978
Great Lakes Dredge & Dock Corp. (x)*	25,649	152,612
IES Holdings, Inc.*	3,232	114,962
MYR Group, Inc.*	6,543	602,414
Northwest Pipe Co.*	2,698	90,923
NV5 Global, Inc.*	5,150	681,448
Primoris Services Corp.	20,832	457,054
Sterling Infrastructure, Inc.*	11,053	362,538
Tutor Perini Corp.*	11,499	86,818

		14,044,266

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	3,526	122,740
Array Technologies, Inc.*	55,224	1,067,480
Atkore, Inc.*	16,069	1,822,546
AZZ, Inc.	10,794	433,919
Babcock & Wilcox Enterprises, Inc.*	15,469	89,256
Blink Charging Co. (x)*	14,800	162,356
Bloom Energy Corp., Class A*	66,566	1,272,742
Encore Wire Corp.	6,721	924,541
Energy Vault Holdings, Inc. (x)*	17,006	53,059
EnerSys	16,235	1,198,792
Enovix Corp. (x)*	40,856	508,249
ESS Tech, Inc. (x)*	21,566	52,405
Fluence Energy, Inc. (x)*	9,577	164,246
FTC Solar, Inc. (x)*	11,405	30,565
FuelCell Energy, Inc. (x)*	146,075	406,088
GrafTech International Ltd.	72,463	344,924
Heliogen, Inc. (x)*	24,362	17,010
NuScale Power Corp. (x)*	14,304	146,759
Powell Industries, Inc.	2,538	89,287
Preformed Line Products Co.	656	54,638
Shoals Technologies Group, Inc., Class A*	48,830	1,204,636
Stem, Inc. (x)*	54,534	487,534
SunPower Corp. (x)*	31,580	569,387
Thermon Group Holdings, Inc.*	8,573	172,146
TPI Composites, Inc. (x)*	14,300	145,002
Vicor Corp.*	8,698	467,517

		12,007,824

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	6,157	115,690

Machinery (3.5%)
3D Systems Corp. (x)*	50,495	373,663
Alamo Group, Inc.	3,941	558,046
Albany International Corp., Class A	11,735	1,156,954
Altra Industrial Motion Corp.	25,382	1,516,574
Astec Industries, Inc.	8,819	358,581
Barnes Group, Inc.	18,219	744,246
Berkshire Grey, Inc. (x)*	17,500	10,568
Blue Bird Corp.*	4,967	53,197
Chart Industries, Inc.*	15,346	1,768,320
CIRCOR International, Inc.*	4,782	114,577
Columbus McKinnon Corp.	11,155	362,203
Desktop Metal, Inc., Class A (x)*	71,546	97,303
Douglas Dynamics, Inc.	8,203	296,620
Energy Recovery, Inc.*	19,238	394,187
Enerpac Tool Group Corp.	22,821	580,794
EnPro Industries, Inc.	8,495	923,322
ESCO Technologies, Inc.	9,620	842,135
Evoqua Water Technologies Corp.*	44,025	1,743,390
Fathom Digital Manufacturing C (x)*	2,742	3,619
Federal Signal Corp.	24,062	1,118,161
Franklin Electric Co., Inc.	17,597	1,403,361
Gorman-Rupp Co. (The)	7,471	191,407
Greenbrier Cos., Inc. (The)	12,565	421,304
Helios Technologies, Inc.	13,038	709,789
Hillenbrand, Inc.	26,838	1,145,177
Hillman Solutions Corp.*	50,535	364,357
Hydrofarm Holdings Group, Inc. (x)*	16,165	25,056
Hyliion Holdings Corp. (x)*	32,259	75,486
Hyster-Yale Materials Handling, Inc.	2,784	70,463
Hyzon Motors, Inc. (x)*	23,437	36,327
John Bean Technologies Corp.	12,329	1,126,008
Kadant, Inc.	4,504	800,046
Kennametal, Inc.	31,162	749,758
Lightning eMotors, Inc. (x)*	10,404	3,813
Lindsay Corp.	4,350	708,398
Luxfer Holdings plc	7,277	99,840
Manitowoc Co., Inc. (The)*	9,193	84,208
Markforged Holding Corp.*	28,988	33,626
Microvast Holdings, Inc. (x)*	45,851	70,152
Miller Industries, Inc.	2,909	77,554
Mueller Industries, Inc.	21,045	1,241,655
Mueller Water Products, Inc., Class A	62,296	670,305
Nikola Corp. (x)*	113,719	245,633
Omega Flex, Inc. (x)	1,165	108,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Proterra, Inc. (x)*	83,668	$315,428
Proto Labs, Inc.*	7,293	186,190
RBC Bearings, Inc.*	10,743	2,249,047
REV Group, Inc.	11,257	142,063
Sarcos Technology and Robotics Corp. (x)*	29,332	16,464
Shyft Group, Inc. (The)	14,563	362,036
SPX Technologies, Inc.*	17,138	1,125,110
Standex International Corp.	4,589	469,959
Tennant Co.	7,711	474,766
Terex Corp.	25,360	1,083,379
Titan International, Inc.*	19,344	296,350
Trinity Industries, Inc.	32,266	954,106
Velo3D, Inc. (x)*	17,111	30,629
Wabash National Corp.	18,156	410,326
Watts Water Technologies, Inc., Class A	10,763	1,573,873
Xos, Inc. (x)*	13,954	6,180

		33,174,807

Marine (0.2%)
Costamare, Inc.	14,811	137,446
Eagle Bulk Shipping, Inc. (x)	4,853	242,359
Eneti, Inc.	5,731	57,596
Genco Shipping & Trading Ltd.	12,952	198,943
Golden Ocean Group Ltd. (x)	46,075	400,392
Matson, Inc.	14,571	910,833
Safe Bulkers, Inc.	17,016	49,517

		1,997,086

Professional Services (1.5%)
Alight, Inc., Class A*	127,579	1,066,560
ASGN, Inc.*	18,641	1,518,869
Atlas Technical Consultants, Inc.*	3,832	19,735
Barrett Business Services, Inc.	1,842	171,822
CBIZ, Inc.*	18,098	847,891
CRA International, Inc.	2,623	321,134
Exponent, Inc.	19,786	1,960,595
First Advantage Corp.*	21,840	283,920
Forrester Research, Inc.*	3,645	130,345
Franklin Covey Co.*	3,192	149,290
Heidrick & Struggles International, Inc.	7,358	205,803
HireRight Holdings Corp.*	10,388	123,202
Huron Consulting Group, Inc.*	8,390	609,114
ICF International, Inc.	7,255	718,608
Insperity, Inc.	13,998	1,590,173
Kelly Services, Inc., Class A	12,722	215,002
Kforce, Inc.	7,820	428,771
Korn Ferry	20,924	1,059,173
Legalzoom.com, Inc. (x)*	36,580	283,129
Planet Labs PBC (x)*	60,090	261,391
Red Violet, Inc. (x)*	2,299	52,923
Resources Connection, Inc.	8,711	160,108
Skillsoft Corp.*	21,242	27,615
Spire Global, Inc.*	31,024	29,783
Sterling Check Corp.*	7,607	117,680
TriNet Group, Inc.*	14,792	1,002,898
TrueBlue, Inc.*	11,732	229,712
Upwork, Inc.*	46,772	488,300
Willdan Group, Inc.*	3,350	59,797

		14,133,343

Road & Rail (0.5%)
ArcBest Corp.	9,129	639,395
Bird Global, Inc., Class A (x)*	57,895	10,433
Covenant Logistics Group, Inc.	2,606	90,089
Daseke, Inc.*	10,454	59,483
Heartland Express, Inc.	15,513	237,969
Marten Transport Ltd.	22,163	438,384
PAM Transportation Services, Inc.*	1,976	51,178
Saia, Inc.*	10,026	2,102,252
TuSimple Holdings, Inc., Class A (x)*	54,440	89,282
Universal Logistics Holdings, Inc.	2,659	88,917
Werner Enterprises, Inc.	23,376	941,118

		4,748,500

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	4,701	62,006
Applied Industrial Technologies, Inc.	14,587	1,838,400
Beacon Roofing Supply, Inc.*	20,574	1,086,101
BlueLinx Holdings, Inc.*	3,383	240,565
Boise Cascade Co.	14,879	1,021,741
Custom Truck One Source, Inc. (x)*	25,825	163,214
Distribution Solutions Group, Inc.*	1,694	62,441
DXP Enterprises, Inc.*	3,768	103,808
GATX Corp.	13,187	1,402,306
Global Industrial Co.	4,949	116,450
GMS, Inc.*	16,031	798,344
H&E Equipment Services, Inc.	12,875	584,525
Herc Holdings, Inc.	9,603	1,263,467
Hudson Technologies, Inc.*	11,242	113,769
Karat Packaging, Inc.	1,102	15,836
McGrath RentCorp	9,758	963,505
MRC Global, Inc.*	30,989	358,853
NOW, Inc.*	41,449	526,402
Rush Enterprises, Inc., Class A	16,705	873,337
Rush Enterprises, Inc., Class B	2,052	115,466
Textainer Group Holdings Ltd.	16,149	500,780
Titan Machinery, Inc.*	7,546	299,803
Transcat, Inc.*	1,869	132,456
Triton International Ltd.	23,287	1,601,680
Veritiv Corp.	5,183	630,823

		14,876,078

Total Industrials		133,740,086

Information Technology (11.5%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	26,764	502,896
Aviat Networks, Inc.*	2,333	72,766
Calix, Inc.*	21,482	1,470,013
Cambium Networks Corp.*	2,726	59,072
Casa Systems, Inc. (x)*	9,821	26,811
Clearfield, Inc.*	4,492	422,877
CommScope Holding Co., Inc.*	77,086	566,582
Comtech Telecommunications Corp.	7,020	85,223
Digi International, Inc.*	13,070	477,709
DZS, Inc.*	5,068	64,262
Extreme Networks, Inc.*	50,349	921,890
Harmonic, Inc.*	34,423	450,941
Infinera Corp. (x)*	71,951	484,950
Inseego Corp. (x)*	25,491	21,476
NETGEAR, Inc.*	7,433	134,612
NetScout Systems, Inc.*	26,206	851,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Ondas Holdings, Inc. (x)*	8,876	$14,113
Ribbon Communications, Inc.*	21,498	59,979
Viavi Solutions, Inc.*	85,809	901,853

		7,589,982

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc. (x)*	5,833	44,447
Advanced Energy Industries, Inc.	14,832	1,272,289
Aeva Technologies, Inc. (x)*	53,169	72,310
AEye, Inc. (x)*	11,536	5,544
Akoustis Technologies, Inc. (x)*	13,248	37,359
Arlo Technologies, Inc.*	33,534	117,704
Badger Meter, Inc.	11,028	1,202,383
Belden, Inc.	16,140	1,160,466
Benchmark Electronics, Inc.	13,152	351,027
Cepton, Inc.*	2,112	2,682
CTS Corp.	12,607	496,968
ePlus, Inc.*	11,263	498,726
Evolv Technologies Holdings, Inc. (x)*	21,955	56,863
Fabrinet*	13,959	1,789,823
FARO Technologies, Inc.*	6,469	190,253
Focus Universal, Inc. (x)*	4,587	29,403
Identiv, Inc.*	6,106	44,207
Insight Enterprises, Inc.*	12,567	1,260,093
Itron, Inc.*	18,278	925,781
Kimball Electronics, Inc.*	6,405	144,689
Knowles Corp.*	35,390	581,104
Lightwave Logic, Inc. (x)*	43,090	185,718
Methode Electronics, Inc.	14,209	630,453
MicroVision, Inc. (x)*	65,566	154,080
Mirion Technologies, Inc. (x)*	52,240	345,306
Napco Security Technologies, Inc.*	11,211	308,078
nLight, Inc.*	16,847	170,829
Novanta, Inc.*	13,795	1,874,327
OSI Systems, Inc.*	6,012	478,074
Ouster, Inc. (x)*	35,552	30,681
PAR Technology Corp. (x)*	9,338	243,442
PC Connection, Inc.	3,712	174,093
Plexus Corp.*	10,559	1,086,838
Rogers Corp.*	7,055	841,944
Sanmina Corp.*	21,468	1,229,902
ScanSource, Inc.*	9,467	276,626
SmartRent, Inc. (x)*	41,878	101,764
TTM Technologies, Inc.*	41,730	629,288
Velodyne Lidar, Inc. (x)*	51,973	38,392
Vishay Intertechnology, Inc.	49,224	1,061,762
Vishay Precision Group, Inc.*	3,861	149,228

		20,294,946

IT Services (1.8%)
AvidXchange Holdings, Inc.*	54,942	546,123
BigCommerce Holdings, Inc.*	23,575	206,046
Brightcove, Inc.*	12,056	63,053
Cantaloupe, Inc.*	16,239	70,640
Cass Information Systems, Inc.	4,259	195,147
Cerberus Cyber Sentinel Corp. (x)*	12,401	31,623
Conduent, Inc.*	65,641	265,846
CSG Systems International, Inc.	11,821	676,161
Cyxtera Technologies, Inc. (x)*	16,712	32,087
DigitalOcean Holdings, Inc.*	26,952	686,467
Edgio, Inc.*	34,826	39,353
Evertec, Inc.	23,125	748,788
Evo Payments, Inc., Class A*	18,114	612,978
ExlService Holdings, Inc.*	12,338	2,090,427
Fastly, Inc., Class A*	42,381	347,100
Flywire Corp. (x)*	22,083	540,371
Grid Dynamics Holdings, Inc.*	17,966	201,579
Hackett Group, Inc. (The)	7,745	157,766
I3 Verticals, Inc., Class A*	7,502	182,599
IBEX Holdings Ltd.*	1,805	44,854
Information Services Group, Inc.	8,909	40,981
International Money Express, Inc.*	12,003	292,513
Marqeta, Inc., Class A*	163,070	996,358
Maximus, Inc.	22,832	1,674,271
MoneyGram International, Inc.*	34,773	378,678
Paya Holdings, Inc.*	30,068	236,635
Payoneer Global, Inc.*	82,127	449,235
Paysafe Ltd. (x)*	11,009	152,917
Perficient, Inc.*	12,644	882,931
PFSweb, Inc.	4,317	26,550
Priority Technology Holdings, Inc. (x)*	4,586	24,122
Rackspace Technology, Inc. (x)*	23,202	68,446
Remitly Global, Inc.*	34,934	399,994
Repay Holdings Corp.*	32,077	258,220
Sabre Corp. (x)*	122,509	757,106
Squarespace, Inc., Class A*	11,582	256,773
StoneCo Ltd., Class A*	104,138	983,063
TTEC Holdings, Inc.	7,380	325,679
Tucows, Inc., Class A (x)*	2,846	96,536
Unisys Corp.*	28,740	146,861
Verra Mobility Corp.*	52,886	731,413

		16,918,290

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	18,419	142,010
Alpha & Omega Semiconductor Ltd.*	8,200	234,274
Ambarella, Inc.*	13,729	1,128,936
Amkor Technology, Inc.	39,868	956,035
Atomera, Inc. (x)*	5,316	33,066
Axcelis Technologies, Inc.*	12,358	980,731
AXT, Inc.*	12,358	54,128
CEVA, Inc.*	8,714	222,904
Cohu, Inc.*	16,926	542,478
Credo Technology Group Holding Ltd. (x)*	36,123	480,797
Diodes, Inc.*	16,887	1,285,776
FormFactor, Inc.*	29,157	648,160
Ichor Holdings Ltd.*	10,361	277,882
Impinj, Inc.*	8,017	875,296
indie Semiconductor, Inc., Class A (x)*	36,796	214,521
Kulicke & Soffa Industries, Inc.	22,575	999,170
MACOM Technology Solutions Holdings, Inc.*	19,750	1,243,855
MaxLinear, Inc.*	28,227	958,307
Onto Innovation, Inc.*	18,545	1,262,729
PDF Solutions, Inc.*	11,303	322,362
Photronics, Inc.*	22,460	378,002
Power Integrations, Inc.	21,572	1,547,144
Rambus, Inc.*	40,566	1,453,074
Rigetti Computing, Inc. (x)*	8,360	6,096
Rockley Photonics Holdings Ltd. (x)*	26,806	3,756
Semtech Corp.*	24,064	690,396
Silicon Laboratories, Inc.*	12,438	1,687,463
SiTime Corp.*	6,095	619,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SkyWater Technology, Inc. (x)*	2,329	$16,559
SMART Global Holdings, Inc.*	16,622	247,335
Synaptics, Inc.*	14,876	1,415,600
Transphorm, Inc. (x)*	5,398	29,365
Ultra Clean Holdings, Inc.*	18,589	616,225
Veeco Instruments, Inc.*	19,015	353,299

		21,927,105

Software (4.2%)
8x8, Inc.*	46,704	201,761
A10 Networks, Inc.	23,524	391,204
ACI Worldwide, Inc.*	44,268	1,018,164
Adeia, Inc.	44,506	421,917
Agilysys, Inc.*	7,507	594,104
Alarm.com Holdings, Inc.*	18,449	912,856
Alkami Technology, Inc. (x)*	14,622	213,335
Altair Engineering, Inc., Class A*	20,152	916,311
American Software, Inc., Class A	8,762	128,626
Amplitude, Inc., Class A (x)*	20,972	253,342
Appfolio, Inc., Class A*	7,601	800,993
Appian Corp., Class A*	15,662	509,955
Applied Digital Corp. (x)*	2,190	4,030
Arteris, Inc.*	5,148	22,136
Asana, Inc., Class A (x)*	28,461	391,908
Avaya Holdings Corp. (x)*	34,950	6,850
AvePoint, Inc. (x)*	40,633	167,002
Benefitfocus, Inc.*	7,060	73,848
Blackbaud, Inc.*	17,742	1,044,294
Blackline, Inc.*	21,497	1,446,103
Blend Labs, Inc., Class A (x)*	49,864	71,804
Box, Inc., Class A*	52,514	1,634,761
C3.ai, Inc., Class A*	23,158	259,138
Cerence, Inc.*	14,971	277,413
Cipher Mining, Inc. (x)*	18,118	10,146
Cleanspark, Inc. (x)*	11,121	22,687
Clear Secure, Inc., Class A (x)	23,404	641,972
CommVault Systems, Inc.*	16,659	1,046,852
Consensus Cloud Solutions, Inc.*	6,876	369,654
Couchbase, Inc. (x)*	8,748	115,998
CS Disco, Inc.*	9,508	60,091
Cvent Holding Corp. (x)*	19,115	103,221
Digimarc Corp. (x)*	3,342	61,794
Digital Turbine, Inc.*	36,403	554,782
Domo, Inc., Class B*	10,835	154,290
Duck Creek Technologies, Inc.*	28,990	349,329
E2open Parent Holdings, Inc. (x)*	72,195	423,785
Ebix, Inc. (x)	9,922	198,043
eGain Corp.*	6,456	58,298
Enfusion, Inc., Class A (x)*	11,654	112,694
EngageSmart, Inc.*	9,606	169,066
Envestnet, Inc.*	21,129	1,303,659
Everbridge, Inc.*	14,991	443,434
EverCommerce, Inc. (x)*	10,040	74,698
ForgeRock, Inc., Class A (x)*	12,661	288,291
Greenidge Generation Holdings, Inc. (x)*	2,879	832
Instructure Holdings, Inc. (x)*	6,547	153,462
Intapp, Inc.*	6,056	151,037
InterDigital, Inc.	12,462	616,620
IronNet, Inc. (x)*	17,523	4,030
Kaleyra, Inc.*	13,333	10,068
KnowBe4, Inc., Class A*	27,352	677,783
Latch, Inc. (x)*	22,985	16,317
LivePerson, Inc.*	26,565	269,369
LiveRamp Holdings, Inc.*	24,905	583,773
LiveVox Holdings, Inc. (x)*	6,039	17,936
Marathon Digital Holdings, Inc. (x)*	40,098	137,135
Matterport, Inc. (x)*	85,218	238,610
MeridianLink, Inc. (x)*	8,719	119,712
MicroStrategy, Inc., Class A (x)*	3,435	486,293
Mitek Systems, Inc.*	11,081	107,375
Model N, Inc.*	14,389	583,618
Momentive Global, Inc.*	53,806	376,642
N-able, Inc.*	26,169	269,017
NextNav, Inc. (x)*	13,106	38,401
Olo, Inc., Class A*	34,894	218,087
ON24, Inc.*	11,203	96,682
OneSpan, Inc.*	9,618	107,625
PagerDuty, Inc.*	32,534	864,103
PowerSchool Holdings, Inc., Class A*	19,225	443,713
Progress Software Corp.	16,181	816,331
PROS Holdings, Inc.*	17,100	414,846
Q2 Holdings, Inc.*	21,660	582,004
Qualys, Inc.*	14,582	1,636,538
Rapid7, Inc.*	21,848	742,395
Rimini Street, Inc.*	13,186	50,239
Riot Blockchain, Inc. (x)*	51,734	175,378
Sapiens International Corp. NV	12,215	225,733
SecureWorks Corp., Class A*	6,223	39,765
ShotSpotter, Inc.*	2,532	85,658
SolarWinds Corp.*	18,254	170,857
Sprout Social, Inc., Class A*	17,663	997,253
SPS Commerce, Inc.*	13,987	1,796,350
Sumo Logic, Inc.*	40,362	326,932
Telos Corp.*	19,040	96,914
Tenable Holdings, Inc.*	41,656	1,589,176
Terawulf, Inc. (x)*	5,805	3,864
Upland Software, Inc.*	10,789	76,926
UserTesting, Inc. (x)*	18,862	141,654
Varonis Systems, Inc.*	41,399	991,092
Verint Systems, Inc.*	24,009	871,046
Veritone, Inc. (x)*	7,365	39,034
Viant Technology, Inc., Class A (x)*	3,262	13,113
Weave Communications, Inc. (x)*	4,603	21,082
WM Technology, Inc.*	19,233	19,425
Workiva, Inc.*	17,640	1,481,231
Xperi, Inc.*	18,561	159,810
Yext, Inc.*	35,073	229,027
Zeta Global Holdings Corp., Class A*	39,148	319,839
Zuora, Inc., Class A*	48,252	306,883

		39,333,274

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	13,304	353,753
CompoSecure, Inc. (x)*	2,111	10,365
Corsair Gaming, Inc.*	15,747	213,687
Diebold Nixdorf, Inc.*	20,055	28,478
Eastman Kodak Co. (x)*	13,621	41,544
IonQ, Inc. (x)*	48,207	166,314
Super Micro Computer, Inc.*	17,119	1,405,470
Turtle Beach Corp.*	4,234	30,358
Xerox Holdings Corp.	42,997	627,756

		2,877,725

Total Information Technology		108,941,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Materials (3.9%)
Chemicals (1.9%)
AdvanSix, Inc.	10,210	$388,184
American Vanguard Corp.	9,954	216,101
Amyris, Inc. (x)*	68,903	105,422
Aspen Aerogels, Inc.*	8,154	96,136
Avient Corp.	35,750	1,206,920
Balchem Corp.	11,978	1,462,634
Cabot Corp.	21,495	1,436,726
Chase Corp.	2,399	206,938
Danimer Scientific, Inc. (x)*	32,885	58,864
Diversey Holdings Ltd.*	28,239	120,298
Ecovyst, Inc.*	24,759	219,365
FutureFuel Corp.	7,203	58,560
Hawkins, Inc.	7,319	282,513
HB Fuller Co.	19,875	1,423,448
Ingevity Corp.*	14,313	1,008,208
Innospec, Inc.	9,309	957,524
Intrepid Potash, Inc.*	3,975	114,758
Koppers Holdings, Inc.	5,331	150,334
Kronos Worldwide, Inc.	9,505	89,347
Livent Corp.*	62,626	1,244,379
LSB Industries, Inc.*	19,128	254,402
Mativ Holdings, Inc.	20,691	432,442
Minerals Technologies, Inc.	12,251	743,881
Origin Materials, Inc. (x)*	28,462	131,210
Orion Engineered Carbons SA	23,957	426,674
Perimeter Solutions SA (x)*	44,582	407,479
PureCycle Technologies, Inc. (x)*	38,655	261,308
Quaker Chemical Corp.	5,116	853,860
Rayonier Advanced Materials, Inc.*	15,984	153,446
Sensient Technologies Corp.	16,020	1,168,178
Stepan Co.	7,991	850,722
Tredegar Corp.	7,304	74,647
Trinseo plc	14,647	332,633
Tronox Holdings plc	45,381	622,174
Valhi, Inc.	518	11,396

		17,571,111

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	46,234	1,312,583
United States Lime & Minerals, Inc.	525	73,899

		1,386,482

Containers & Packaging (0.3%)
Cryptyde, Inc. (x)*	4,951	949
Greif, Inc., Class A	9,636	646,190
Greif, Inc., Class B	2,055	160,763
Myers Industries, Inc.	12,392	275,474
O-I Glass, Inc.*	58,787	974,101
Pactiv Evergreen, Inc.	17,930	203,685
Ranpak Holdings Corp.*	10,641	61,399
TriMas Corp.	18,394	510,249

		2,832,810

Metals & Mining (1.4%)
5E Advanced Materials, Inc. (x)*	8,507	67,035
Alpha Metallurgical Resources, Inc.	6,044	884,781
Arconic Corp.*	38,773	820,437
ATI, Inc.*	47,028	1,404,256
Carpenter Technology Corp. (x)	19,144	707,179
Century Aluminum Co.*	19,446	159,068
Coeur Mining, Inc.*	109,821	368,999
Commercial Metals Co.	44,254	2,137,468
Compass Minerals International, Inc.	14,102	578,182
Constellium SE*	48,783	577,103
Dakota Gold Corp. (x)*	12,585	38,384
Haynes International, Inc.	3,165	144,609
Hecla Mining Co.	210,657	1,171,253
Hycroft Mining Holding Corp. (x)*	39,761	21,157
Ivanhoe Electric, Inc. (x)*	3,755	45,623
Kaiser Aluminum Corp.	6,528	495,867
Materion Corp.	7,664	670,677
Novagold Resources, Inc.*	99,079	592,492
Olympic Steel, Inc.	2,612	87,711
Piedmont Lithium, Inc.*	6,494	285,866
PolyMet Mining Corp.*	7,814	20,707
Ramaco Resources, Inc.	6,001	52,749
Ryerson Holding Corp.	5,379	162,768
Schnitzer Steel Industries, Inc., Class A	10,141	310,822
SunCoke Energy, Inc.	21,569	186,140
TimkenSteel Corp.*	16,852	306,201
Warrior Met Coal, Inc.	19,629	679,949
Worthington Industries, Inc.	12,025	597,763

		13,575,246

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,435	167,688
Glatfelter Corp.	12,203	33,924
Resolute Forest Products, Inc.*	17,558	379,077
Sylvamo Corp.	13,290	645,761

		1,226,450

Total Materials		36,592,099

Real Estate (5.8%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust (REIT)	34,691	497,816
Agree Realty Corp. (REIT) (x)	31,456	2,231,174
Alexander & Baldwin, Inc. (REIT)	28,351	531,014
Alexander’s, Inc. (REIT)	789	173,627
American Assets Trust, Inc. (REIT)	18,758	497,087
Apartment Investment and Management Co. (REIT), Class A	56,766	404,174
Apple Hospitality REIT, Inc. (REIT)	82,289	1,298,520
Armada Hoffler Properties, Inc. (REIT)	24,471	281,417
Ashford Hospitality Trust, Inc. (REIT) (x)*	10,114	45,210
Bluerock Homes Trust, Inc. (REIT)*	1,372	29,237
Braemar Hotels & Resorts, Inc. (REIT)	15,923	65,444
Brandywine Realty Trust (REIT)	66,058	406,257
Broadstone Net Lease, Inc. (REIT)	64,279	1,041,963
BRT Apartments Corp. (REIT)	3,506	68,858
CareTrust REIT, Inc. (REIT)	36,650	680,957
CBL & Associates Properties, Inc. (REIT) (x)	9,912	228,769
Centerspace (REIT)	5,599	328,493
Chatham Lodging Trust (REIT)	15,807	193,952
City Office REIT, Inc. (REIT)	13,388	112,191
Clipper Realty, Inc. (REIT)	3,400	21,760
Community Healthcare Trust, Inc. (REIT)	10,024	358,859
Corporate Office Properties Trust (REIT)	43,462	1,127,404
CTO Realty Growth, Inc. (REIT)	4,881	89,225
DiamondRock Hospitality Co. (REIT)	79,621	652,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Diversified Healthcare Trust (REIT)	83,448	$53,974
Easterly Government Properties, Inc. (REIT) (x)	35,699	509,425
Elme Communities (REIT)	35,554	632,861
Empire State Realty Trust, Inc. (REIT), Class A	52,538	354,106
Equity Commonwealth (REIT)	42,027	1,049,414
Essential Properties Realty Trust, Inc. (REIT)	50,488	1,184,953
Farmland Partners, Inc. (REIT)	12,398	154,479
Four Corners Property Trust, Inc. (REIT)	33,504	868,759
Franklin Street Properties Corp. (REIT)	28,012	76,473
Getty Realty Corp. (REIT) (x)	15,819	535,473
Gladstone Commercial Corp. (REIT)	14,599	270,081
Gladstone Land Corp. (REIT) (x)	12,382	227,210
Global Medical REIT, Inc. (REIT)	22,796	216,106
Global Net Lease, Inc. (REIT)	40,921	514,377
Hersha Hospitality Trust (REIT), Class A	8,244	70,239
Independence Realty Trust, Inc. (REIT)	84,087	1,417,707
Indus Realty Trust, Inc. (REIT) (x)	1,802	114,409
Industrial Logistics Properties Trust (REIT)	29,032	94,935
Innovative Industrial Properties, Inc. (REIT)	10,088	1,022,419
InvenTrust Properties Corp. (REIT)	25,688	608,035
iStar, Inc. (REIT) (x)	27,576	210,405
Kite Realty Group Trust (REIT)	82,688	1,740,582
LTC Properties, Inc. (REIT)	16,182	574,946
LXP Industrial Trust (REIT)	103,590	1,037,972
Macerich Co. (The) (REIT)	79,154	891,274
National Health Investors, Inc. (REIT)	15,936	832,178
Necessity Retail REIT, Inc. (The) (REIT)	48,932	290,167
NETSTREIT Corp. (REIT)	20,144	369,240
NexPoint Residential Trust, Inc. (REIT)	8,758	381,148
Office Properties Income Trust (REIT)	15,832	211,357
One Liberty Properties, Inc. (REIT)	4,790	106,434
Orion Office REIT, Inc. (REIT)	14,969	127,835
Outfront Media, Inc. (REIT)	56,401	935,129
Paramount Group, Inc. (REIT) (x)	72,174	428,714
Pebblebrook Hotel Trust (REIT)	48,865	654,302
Phillips Edison & Co., Inc. (REIT)	43,697	1,391,312
Physicians Realty Trust (REIT)	85,563	1,238,097
Piedmont Office Realty Trust, Inc. (REIT), Class A	51,870	475,648
Plymouth Industrial REIT, Inc. (REIT)	13,452	258,009
Postal Realty Trust, Inc. (REIT), Class A	4,674	67,913
PotlatchDeltic Corp. (REIT)	29,852	1,313,189
Retail Opportunity Investments Corp. (REIT)	46,858	704,276
RLJ Lodging Trust (REIT)	61,760	654,038
RPT Realty (REIT)	31,669	317,957
Ryman Hospitality Properties, Inc. (REIT)	20,339	1,663,323
Sabra Health Care REIT, Inc. (REIT)	86,580	1,076,189
Safehold, Inc. (REIT) (x)	10,579	302,771
Saul Centers, Inc. (REIT)	4,156	169,066
Service Properties Trust (REIT)	69,516	506,772
SITE Centers Corp. (REIT)	75,616	1,032,915
STAG Industrial, Inc. (REIT)	67,500	2,180,925
Summit Hotel Properties, Inc. (REIT)	39,314	283,847
Sunstone Hotel Investors, Inc. (REIT)	81,199	784,382
Tanger Factory Outlet Centers, Inc. (REIT)	40,620	728,723
Terreno Realty Corp. (REIT)	28,040	1,594,635
UMH Properties, Inc. (REIT)	17,227	277,355
Uniti Group, Inc. (REIT)	89,125	492,861
Universal Health Realty Income Trust (REIT)	4,117	196,504
Urban Edge Properties (REIT)	46,417	654,016
Urstadt Biddle Properties, Inc. (REIT), Class A	7,617	144,342
Veris Residential, Inc. (REIT)*	34,996	557,486
Whitestone REIT (REIT)	17,412	167,852
Xenia Hotels & Resorts, Inc. (REIT)	46,409	611,671

		49,978,696

Real Estate Management & Development (0.5%)
American Realty Investors, Inc. (x)*	406	10,414
Anywhere Real Estate, Inc.*	43,587	278,521
Compass, Inc., Class A*	101,878	237,376
Cushman & Wakefield plc*	58,082	723,702
DigitalBridge Group, Inc.	57,399	627,945
Doma Holdings, Inc. (x)*	36,387	16,480
Douglas Elliman, Inc.	20,632	83,972
eXp World Holdings, Inc. (x)	25,430	281,764
Forestar Group, Inc.*	7,074	109,010
FRP Holdings, Inc.*	1,862	100,287
Kennedy-Wilson Holdings, Inc.	44,470	699,513
Marcus & Millichap, Inc.	9,412	324,243
Newmark Group, Inc., Class A	57,662	459,566
Offerpad Solutions, Inc. (x)*	17,909	8,247
RE/MAX Holdings, Inc., Class A	4,976	92,753
Redfin Corp. (x)*	40,871	173,293
RMR Group, Inc. (The), Class A	5,159	145,742
St Joe Co. (The)	14,319	553,429
Stratus Properties, Inc.	1,326	25,579
Tejon Ranch Co.*	5,808	109,423
Transcontinental Realty Investors, Inc.*	341	15,065

		5,076,324

Total Real Estate		55,055,020

Utilities (3.2%)
Electric Utilities (0.7%)
ALLETE, Inc.	21,391	1,379,933
MGE Energy, Inc.	13,484	949,274
Otter Tail Corp.	15,514	910,827
PNM Resources, Inc.	33,538	1,636,319
Portland General Electric Co.	33,298	1,631,602
Via Renewables, Inc.	4,091	20,905

		6,528,860

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A (x)	36,541	1,421,445
Chesapeake Utilities Corp.	6,779	801,142
New Jersey Resources Corp.	35,966	1,784,633
Northwest Natural Holding Co.	13,284	632,186
ONE Gas, Inc.	20,119	1,523,411
South Jersey Industries, Inc.	46,177	1,640,669
Southwest Gas Holdings, Inc.	25,064	1,550,960
Spire, Inc.	19,212	1,322,938

		10,677,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc. (x)*	11,549	$75,299
Clearway Energy, Inc., Class A	13,341	399,163
Clearway Energy, Inc., Class C	30,510	972,353
Montauk Renewables, Inc.*	24,785	273,379
Ormat Technologies, Inc.	18,419	1,592,875
Sunnova Energy International, Inc. (x)*	36,598	659,130

		3,972,199

Multi-Utilities (0.5%)
Avista Corp.	27,373	1,213,719
Black Hills Corp.	24,568	1,728,113
NorthWestern Corp.	20,997	1,245,962
Unitil Corp.	5,913	303,692

		4,491,486

Water Utilities (0.5%)
American States Water Co.	13,715	1,269,323
Artesian Resources Corp., Class A	2,269	132,918
California Water Service Group	20,268	1,229,052
Global Water Resources, Inc.	3,525	46,812
Middlesex Water Co.	7,046	554,309
Pure Cycle Corp.*	5,364	56,215
SJW Group	11,092	900,559
York Water Co. (The)	3,730	167,775

		4,356,963

Total Utilities		30,026,892

Total Common Stocks (90.5%) (Cost $710,789,113)		855,279,813

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	11,684	—

Total Consumer Discretionary		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	6,624
Aduro Biotech, Inc., CVR (r)*	10,401	—
Oncternal Therapeutics, Inc., CVR (r)(x)*	369	—

		6,624

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR (r)*	9,200	3,726
Zogenix, Inc., CVR*	21,467	21,467

		25,193

Total Health Care		31,817

Total Rights (0.0%)† (Cost $33,032)		31,817

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	8,000,000	8,000,000
JPMorgan Prime Money Market Fund, IM Shares	36,907,917	36,926,372

Total Investment Companies		44,926,372

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.9%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $6,185,118, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $6,305,878. (xx)	6,182,233	6,182,233
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $2,551,218, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $2,602,352. (xx)	2,550,000	2,550,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $11,009,518, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $11,977,114. (xx)	11,000,000	11,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $7,003,430, collateralized by various Common Stocks; total market value $7,789,930. (xx)	7,000,000	7,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $5,002,450, collateralized by various Common Stocks; total market value $5,564,235. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $3,001,467, collateralized by various Common Stocks; total market value $3,331,940. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		36,732,233

Total Short-Term Investments (8.6%) (Cost $81,640,558)		81,658,605

Total Investments in Securities (99.1%) (Cost $792,462,703)		936,970,235
Other Assets Less Liabilities (0.9%)		8,277,690

Net Assets (100%)		$945,247,925

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $466,906 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $50,405,325. This was collateralized by $7,518,626 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $44,732,233 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	23,026	486,280	—	(71,947)	8,170	(137,211)	285,292	51,701	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	6,930	614,204	—	(102,640)	23,538	(142,448)	392,654	6,629	—

Total		1,100,484	—	(174,587)	31,708	(279,659)	677,946	58,330	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,012	3/2023	USD	89,607,540	(2,504,874)

					(2,504,874)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,128,079	$—		$—		$22,128,079
Consumer Discretionary	89,434,683	—		—		89,434,683
Consumer Staples	30,933,512	—		—	(a)	30,933,512
Energy	58,181,251	—		—		58,181,251
Financials	147,039,378	—		—		147,039,378
Health Care	143,198,232	—		9,259		143,207,491
Industrials	133,740,086	—		—		133,740,086
Information Technology	108,941,322	—		—		108,941,322
Materials	36,592,099	—		—		36,592,099
Real Estate	55,055,020	—		—		55,055,020
Utilities	30,026,892	—		—		30,026,892
Rights
Consumer Discretionary	—	—	(a)	—		— (a)
Health Care	—	21,467		10,350		31,817
Short-Term Investments
Investment Companies	44,926,372	—		—		44,926,372
Repurchase Agreements	—	36,732,233		—		36,732,233

Total Assets	$900,196,926	$36,753,700		$19,609		$936,970,235

Liabilities:
Futures	$(2,504,874)	$—		$—		$(2,504,874)

Total Liabilities	$(2,504,874)	$—		$—		$(2,504,874)

Total	$897,692,052	$36,753,700		$19,609		$934,465,361

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,504,874	)*

Total		$(2,504,874)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(45,341,281)	$(45,341,281)

Total	$45,341,281)	$(45,341,281)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,214,066)	$(4,214,066)

Total	$(4,214,066)	$(4,214,066)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $82,375,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$127,714,475
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$209,142,214

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,355,610
regate gross unrealized depreciation	(179,188,976)

Net unrealized appreciation	$144,166,634

Federal income tax cost of investments in securities and derivative instruments, if applicable	$790,298,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $684,511)	$677,946
Unaffiliated Issuers (Cost $755,045,959)	899,560,056
Repurchase Agreements (Cost $36,732,233)	36,732,233
Cash	45,425,003
Cash held as collateral at broker for futures	7,340,400
Dividends, interest and other receivables	1,166,421
Securities lending income receivable	106,018
Other assets	4,231

Total assets	991,012,308

LIABILITIES
Payable for return of collateral on securities loaned	44,732,233
Investment management fees payable	349,374
Due to broker for futures variation margin	316,296
Payable for Portfolio shares redeemed	208,526
Administrative fees payable	106,949
Accrued expenses	51,005

Total liabilities	45,764,383

NET ASSETS	$945,247,925

Net assets were comprised of:
Paid in capital	$877,539,575
Total distributable earnings (loss)	67,708,350

Net assets	$945,247,925

Class K
Net asset value, offering and redemption price per share, $945,247,925 / 99,460,436 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

(x)	Includes value of securities on loan of $50,405,325.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($58,330 of dividend income received from affiliates) (net of $20,263 foreign withholding tax)	$14,048,449
Interest	644,755
Securities lending (net)	1,334,468

Total income	16,027,672

EXPENSES
Investment management fees	4,814,451
Administrative fees	1,318,680
Custodian fees	108,700
Professional fees	85,961
Printing and mailing expenses	48,770
Trustees’ fees	35,508
Miscellaneous	47,603

Gross expenses	6,459,673
Less: Waiver from investment manager	(45,606)

Net expenses	6,414,067

NET INVESTMENT INCOME (LOSS)	9,613,605

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($31,708 realized gain (loss) from affiliates)	37,810,522
Futures contracts	(45,341,281)

Net realized gain (loss)	(7,530,759)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(279,659) of change in unrealized appreciation (depreciation) from affiliates)	(285,400,362)
Futures contracts	(4,214,066)

Net change in unrealized appreciation (depreciation)	(289,614,428)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(297,145,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(287,531,582)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,613,605	$6,592,163
Net realized gain (loss)	(7,530,759)	194,389,277
Net change in unrealized appreciation (depreciation)	(289,614,428)	(5,405,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(287,531,582)	195,576,314

Distributions to shareholders:
Class K	(27,842,314)	(219,766,545)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 4,799,747 and 121,692 shares, respectively ]	49,558,796	1,783,127
Capital shares issued in reinvestment of dividends and distributions [ 2,875,310 and 17,348,170 shares, respectively ]	27,842,314	219,766,545
Capital shares repurchased [ (12,155,539) and (19,507,890) shares, respectively ]	(128,237,052)	(287,613,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,835,942)	(66,063,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(366,209,838)	(90,253,702)
NET ASSETS:
Beginning of year	1,311,457,763	1,401,711,465

End of year	$945,247,925	$1,311,457,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$12.62	$13.23		$12.07	$10.21	$12.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.07	(aa)	0.08	0.12	0.13
Net realized and unrealized gain (loss)	(2.93)	1.77		2.14	2.41	(1.57)

Total from investment operations	(2.84)	1.84		2.22	2.53	(1.44)

Less distributions:
Dividends from net investment income	(0.10)	(0.09)		(0.12)	(0.13)	(0.13)
Distributions from net realized gains	(0.18)	(2.36)		(0.94)	(0.54)	(1.07)
Return of capital	—	—		—	—	(0.01)

Total dividends and distributions	(0.28)	(2.45)		(1.06)	(0.67)	(1.21)

Net asset value, end of year	$9.50	$12.62		$13.23	$12.07	$10.21

Total return	(22.53)%	14.23%		18.76%	24.87%	(11.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$945,248	$1,311,458		$1,401,711	$1,211,498	$860,280
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60	%(g)	0.60%	0.60%	0.60%
Before waivers (f)	0.60%	0.60	%(g)	0.61%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.90%	0.46	%(bb)	0.74%	1.00%	0.95%
Before waivers (f)	0.90%	0.46	%(bb)	0.73%	0.99%	0.95%
Portfolio turnover rate^	13%	19%		28%	19%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	(14.75)%	0.99%	3.85%
International Proxy Index	(11.94)	1.55	4.65
MSCI EAFE® Index	(14.45)	1.54	4.67

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned (14.75)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned (11.94)% and (14.45)%, respectively.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the MSCI EAFE Index fell 14.5%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. In the first half of the year, the Portfolio reduced its equity exposure for around 36 days, sometimes by as much as 17%.

What helped performance during the year:

•	Energy was the only positive sector during the period.

•	The stocks that contributed most to performance were Novo Nordisk A/S, TotalEnergies SE, BHP Group Ltdastraz., AstraZeneca plc, BP plc and Shell plc.

What hurt performance during the year:

•	The sectors that detracted most from performance were Industrials, Information Technology, Consumer Discretionary, Health Care and Consumer Staples.

•	The stocks that detracted most from performance were ASML Holding NV, Roche Holding AG, Sony Group Corp. and Nestle SA.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when international developed-market equities rallied off their lows, for instance during choppy markets in February and March, and also gains in October and November. These periods account for a slight drag on absolute performance, but also a lag in risk mitigation compared to the broad market.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$218,806,637	16.9%
Industrials	176,935,227	13.6
Health Care	159,242,998	12.3
Consumer Discretionary	130,176,625	10.0
Consumer Staples	122,921,212	9.5
Information Technology	91,904,604	7.1
Materials	91,640,173	7.1
Energy	58,242,815	4.5
Communication Services	52,988,505	4.1
Utilities	40,830,859	3.1
Real Estate	30,693,476	2.4
Repurchase Agreements	12,327,611	0.9
Investment Company	1,000,000	0.1
Cash and Other	108,971,758	8.4

		100.0%

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class K
Actual	$1,000.00	$1,066.10	$3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	3.32

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (7.5%)
Ampol Ltd.	19,111	$367,972
ANZ Group Holdings Ltd.*	247,627	3,989,001
APA Group	98,818	723,935
Aristocrat Leisure Ltd.	50,073	1,040,494
ASX Ltd.	16,280	753,950
Aurizon Holdings Ltd.	153,897	390,832
BHP Group Ltd. (ASE Stock Exchange)	242,505	7,533,948
BHP Group Ltd. (London Stock Exchange)	174,074	5,408,482
BlueScope Steel Ltd.	37,723	432,514
Brambles Ltd.	114,919	944,388
Cochlear Ltd.	5,292	735,456
Coles Group Ltd.	110,287	1,255,486
Commonwealth Bank of Australia	139,703	9,758,982
Dexus (REIT)	84,672	446,779
Endeavour Group Ltd.	112,925	493,602
Flutter Entertainment plc*	13,796	1,887,341
Fortescue Metals Group Ltd.	139,323	1,945,539
Glencore plc	803,081	5,363,168
Goodman Group (REIT)	138,367	1,635,437
GPT Group (The) (REIT)	157,192	449,502
IDP Education Ltd. (x)	17,470	323,291
IGO Ltd.	55,596	509,495
Insurance Australia Group Ltd.	197,662	639,246
Lendlease Corp. Ltd.	53,827	287,321
Lottery Corp. Ltd. (The)*	180,720	551,234
Macquarie Group Ltd.	30,096	3,421,154
Medibank Pvt Ltd.	221,746	445,378
Mineral Resources Ltd.	14,038	737,860
Mirvac Group (REIT)	325,195	471,601
National Australia Bank Ltd.	260,336	5,328,128
Newcrest Mining Ltd.	73,126	1,027,621
Northern Star Resources Ltd.	89,926	667,977
Orica Ltd.	34,581	354,580
Origin Energy Ltd.	140,661	739,337
Pilbara Minerals Ltd.*	206,996	528,500
Qantas Airways Ltd.*	76,314	312,270
QBE Insurance Group Ltd.	123,263	1,127,094
Ramsay Health Care Ltd.	15,033	662,219
REA Group Ltd.	4,119	310,730
Reece Ltd.	20,446	196,977
Rio Tinto Ltd.	30,542	2,420,690
Rio Tinto plc	92,441	6,479,645
Santos Ltd.	263,678	1,281,810
Scentre Group (REIT)	431,352	845,816
SEEK Ltd.	27,726	395,478
Sonic Healthcare Ltd.	38,082	777,066
South32 Ltd.	386,061	1,051,399
Stockland (REIT)	198,571	490,765
Suncorp Group Ltd.	100,988	827,842
Telstra Group Ltd.	336,956	915,372
Transurban Group	252,631	2,232,610
Treasury Wine Estates Ltd.	56,829	526,598
Vicinity Ltd. (REIT)	323,158	440,044
Washington H Soul Pattinson & Co. Ltd.	18,289	344,424
Wesfarmers Ltd.	93,292	2,916,105
Westpac Banking Corp.	288,475	4,586,132
WiseTech Global Ltd.	12,126	418,991

Woodside Energy Group Ltd. (ASE Stock Exchange)	123,953	2,990,894
Woodside Energy Group Ltd. (London Stock Exchange)	31,455	756,757
Woolworths Group Ltd.	99,760	2,279,449

		97,176,708

Austria (0.2%)
Erste Group Bank AG	28,963	927,003
Mondi plc	40,438	689,070
OMV AG	11,983	616,988
Verbund AG	5,467	460,272
voestalpine AG	9,646	255,867

		2,949,200

Belgium (0.8%)
Ageas SA/NV	12,687	562,517
Anheuser-Busch InBev SA/NV	71,460	4,304,338
D’ieteren Group	2,056	394,391
Elia Group SA/NV	2,785	395,904
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	210,421
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	5,716	456,332
KBC Group NV	20,810	1,338,346
Sofina SA	1,272	279,948
Solvay SA	6,211	628,023
UCB SA	10,613	835,692
Umicore SA	17,328	636,593
Warehouses De Pauw CVA (REIT)	12,601	360,149

		10,402,654

Brazil (0.0%)†
Yara International ASA	13,467	591,917

Chile (0.1%)
Antofagasta plc	32,172	601,112

China (0.6%)
BOC Hong Kong Holdings Ltd.	305,495	1,041,089
Budweiser Brewing Co. APAC Ltd. (m)	141,760	445,869
ESR Group Ltd. (m)	161,221	338,328
Prosus NV*	68,343	4,715,018
SITC International Holdings Co. Ltd.	113,329	252,053
Wilmar International Ltd.	161,150	501,714
Xinyi Glass Holdings Ltd.	150,465	280,286

		7,574,357

Denmark (2.7%)
AP Moller - Maersk A/S, Class A	266	588,533
AP Moller - Maersk A/S, Class B	414	930,886
Carlsberg A/S, Class B	8,163	1,084,828
Chr Hansen Holding A/S	8,750	629,409
Coloplast A/S, Class B	9,908	1,158,130
Danske Bank A/S	55,390	1,094,755
Demant A/S*	7,190	199,291
DSV A/S	15,389	2,429,038
Genmab A/S*	5,414	2,292,073
Novo Nordisk A/S, Class B	136,082	18,374,635
Novozymes A/S, Class B	16,877	854,928
Orsted A/S (m)	15,602	1,417,853
Pandora A/S	7,346	516,149
ROCKWOOL A/S, Class B	799	187,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Tryg A/S	29,005	$690,386
Vestas Wind Systems A/S	83,085	2,417,153

		34,865,870

Finland (1.2%)
Elisa OYJ	11,943	632,316
Fortum OYJ	36,897	613,774
Kesko OYJ, Class B	21,851	482,310
Kone OYJ, Class B	28,095	1,452,588
Neste OYJ	35,005	1,612,007
Nokia OYJ	442,998	2,051,894
Nordea Bank Abp (Aquis Stock Exchange)	4,742	50,913
Nordea Bank Abp (Turquoise Stock Exchange)	269,205	2,881,193
Orion OYJ, Class B	9,239	506,758
Sampo OYJ, Class A	39,437	2,060,953
Stora Enso OYJ, Class R	46,641	656,538
UPM-Kymmene OYJ	43,382	1,622,088
Wartsila OYJ Abp	35,874	302,142

		14,925,474

France (9.9%)
Accor SA*	13,970	349,180
Adevinta ASA*	26,588	178,035
Aeroports de Paris*	2,451	328,484
Air Liquide SA	43,031	6,098,680
Airbus SE	48,544	5,769,035
Alstom SA (x)	26,710	652,463
Amundi SA (m)	4,934	279,925
Arkema SA	4,923	442,033
AXA SA	154,053	4,296,627
BioMerieux	3,239	339,507
BNP Paribas SA	91,319	5,205,317
Bollore SE	72,309	404,045
Bouygues SA	19,190	575,996
Bureau Veritas SA	24,530	646,213
Capgemini SE	13,497	2,253,144
Carrefour SA	49,912	835,619
Cie de Saint-Gobain	40,530	1,980,541
Cie Generale des Etablissements Michelin SCA	55,295	1,538,066
Covivio (REIT)	4,070	241,581
Credit Agricole SA	100,860	1,061,410
Danone SA	52,694	2,776,882
Dassault Aviation SA	2,115	358,165
Dassault Systemes SE	54,727	1,962,221
Edenred	20,816	1,133,733
Eiffage SA	6,882	677,160
Electricite de France SA	47,804	614,061
Engie SA	150,756	2,160,512
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	963,506
EssilorLuxottica SA (Turquoise Stock Exchange)	18,406	3,333,697
Eurazeo SE	3,435	213,633
Gecina SA (REIT)	3,752	382,154
Getlink SE	36,191	580,141
Hermes International	2,606	4,030,961
Ipsen SA	3,077	331,024
Kering SA	6,169	3,140,015
Klepierre SA (REIT)*	17,366	400,230

La Francaise des Jeux SAEM (m)	8,984	361,404
Legrand SA	21,989	1,761,122
L’Oreal SA	19,867	7,094,548
LVMH Moet Hennessy Louis Vuitton SE	22,756	16,561,793
Orange SA	164,123	1,630,537
Pernod Ricard SA	16,950	3,333,983
Publicis Groupe SA	18,931	1,204,128
Remy Cointreau SA	2,001	337,575
Renault SA*	15,504	519,048
Safran SA	28,120	3,519,415
Sanofi	93,646	9,005,864
Sartorius Stedim Biotech	2,304	746,061
SEB SA	2,130	178,415
Societe Generale SA	66,566	1,673,081
Sodexo SA	7,343	703,341
Teleperformance	4,854	1,157,141
Thales SA	8,617	1,100,431
TotalEnergies SE	204,551	12,842,099
Ubisoft Entertainment SA*	7,973	225,401
Unibail-Rodamco-Westfield (REIT) (x)*	9,861	513,324
Valeo	17,807	318,327
Veolia Environnement SA	54,233	1,393,289
Vinci SA	44,289	4,422,801
Vivendi SE	59,136	564,275
Wendel SE	2,272	212,076
Worldline SA (m)*	19,475	761,541

		128,675,016

Germany (7.3%)
adidas AG	14,280	1,948,357
Allianz SE (Registered)	33,606	7,227,085
Aroundtown SA	83,828	195,889
BASF SE	75,567	3,752,519
Bayer AG (Registered)	80,828	4,181,192
Bayerische Motoren Werke AG	27,241	2,431,372
Bayerische Motoren Werke AG (Preference) (q)	4,988	424,750
Bechtle AG	6,778	239,867
Beiersdorf AG	8,433	967,706
Brenntag SE	12,894	824,278
Carl Zeiss Meditec AG	3,325	419,635
Commerzbank AG*	82,881	783,930
Continental AG	9,068	543,389
Covestro AG (m)	15,601	610,388
Daimler Truck Holding AG*	37,287	1,155,307
Deutsche Bank AG (Registered)	170,042	1,927,243
Deutsche Boerse AG	15,632	2,700,751
Deutsche Lufthansa AG (Registered)*	47,885	398,022
Deutsche Post AG (Registered)	81,553	3,071,158
Deutsche Telekom AG (Registered)	266,664	5,320,226
Dr Ing hc F Porsche AG (Preference) (q)*	9,379	951,266
E.ON SE	184,582	1,844,266
Evonik Industries AG	17,845	342,598
Fresenius Medical Care AG & Co. KGaA	16,944	554,470
Fresenius SE & Co. KGaA	34,548	970,775
GEA Group AG	12,450	509,095
Hannover Rueck SE	4,959	984,701
HeidelbergCement AG	12,429	708,870
HelloFresh SE*	13,824	303,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Henkel AG & Co. KGaA	8,314	$536,208
Henkel AG & Co. KGaA (Preference) (q)	14,888	1,036,215
Infineon Technologies AG	107,442	3,269,771
Knorr-Bremse AG	6,039	329,945
LEG Immobilien SE	6,017	391,993
Mercedes-Benz Group AG	66,113	4,345,319
Merck KGaA	10,633	2,059,021
MTU Aero Engines AG	4,492	972,271
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,527	3,751,080
Nemetschek SE	4,719	240,904
Porsche Automobil Holding SE (Preference) (q)	12,868	705,808
Puma SE	8,355	507,103
Rational AG	415	246,551
Rheinmetall AG	3,598	716,568
RWE AG	52,853	2,353,016
SAP SE	85,912	8,864,458
Sartorius AG (Preference) (q)	1,966	777,404
Scout24 SE (m)	6,858	344,520
Siemens AG (Registered)	62,939	8,734,243
Siemens Energy AG	34,221	643,805
Siemens Healthineers AG (m)	23,019	1,151,459
Symrise AG	10,765	1,171,353
Telefonica Deutschland Holding AG	77,867	191,961
United Internet AG (Registered)	8,577	173,434
Volkswagen AG	2,430	384,066
Volkswagen AG (Preference) (q)	15,306	1,907,461
Vonovia SE	57,955	1,366,075
Zalando SE (m)*	18,137	642,822

		94,107,740

Hong Kong (2.5%)
AIA Group Ltd.	980,996	10,909,102
CK Asset Holdings Ltd.	164,178	1,010,672
CK Infrastructure Holdings Ltd.	52,033	272,316
CLP Holdings Ltd.	133,214	971,954
Futu Holdings Ltd. (ADR) (x)*	4,582	186,258
Hang Lung Properties Ltd.	175,359	342,835
Hang Seng Bank Ltd.	62,574	1,040,568
Henderson Land Development Co. Ltd.	114,401	399,391
HK Electric Investments & HK Electric Investments Ltd. (m) (x)	206,794	136,972
HKT Trust & HKT Ltd.	313,645	384,550
Hong Kong & China Gas Co. Ltd.	923,709	878,094
Hong Kong Exchanges & Clearing Ltd.	99,179	4,284,591
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	84,748	378,400
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	12,415	57,109
Jardine Matheson Holdings Ltd. (London Stock Exchange)	12,328	628,728
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	803	40,873
Link REIT (REIT)	171,885	1,261,812
MTR Corp. Ltd.	128,128	678,768
New World Development Co. Ltd.	124,443	350,748
Power Assets Holdings Ltd.	114,008	624,415

Prudential plc	226,027	3,080,954
Sino Land Co. Ltd.	265,103	331,487
Sun Hung Kai Properties Ltd.	119,423	1,634,035
Swire Pacific Ltd., Class A	41,593	366,082
Swire Properties Ltd.	96,957	246,447
Techtronic Industries Co. Ltd.	113,205	1,263,240
WH Group Ltd. (m)	676,252	393,338
Wharf Real Estate Investment Co. Ltd.	134,470	783,861

		32,937,600

Ireland (0.5%)
AerCap Holdings NV*	11,130	649,102
AIB Group plc	86,804	335,996
Bank of Ireland Group plc	87,654	835,080
CRH plc	62,339	2,469,706
Kerry Group plc (London Stock Exchange), Class A	9	819
Kerry Group plc (Turquoise Stock Exchange), Class A	13,196	1,189,946
Kingspan Group plc	12,774	691,627
Smurfit Kappa Group plc	20,420	755,433

		6,927,709

Israel (0.6%)
Azrieli Group Ltd.	3,487	232,047
Bank Hapoalim BM	100,591	909,094
Bank Leumi Le-Israel BM	121,858	1,017,710
Bezeq The Israeli Telecommunication Corp. Ltd.	168,614	291,115
Check Point Software Technologies Ltd.*	8,447	1,065,673
Elbit Systems Ltd.	2,126	346,526
ICL Group Ltd.	57,128	413,705
Israel Discount Bank Ltd., Class A	101,446	534,210
Mizrahi Tefahot Bank Ltd.	12,733	413,111
Nice Ltd.*	5,234	1,015,182
Teva Pharmaceutical Industries Ltd. (ADR)*	90,729	827,448
Tower Semiconductor Ltd.*	9,025	394,025
Wix.com Ltd.*	4,828	370,935
ZIM Integrated Shipping Services Ltd. (x)	6,939	119,281

		7,950,062

Italy (1.8%)
Amplifon SpA	10,318	307,269
Assicurazioni Generali SpA	90,325	1,606,478
Coca-Cola HBC AG*	15,932	380,019
Davide Campari-Milano NV	41,561	421,933
DiaSorin SpA	2,080	290,340
Enel SpA	668,864	3,601,407
Eni SpA	207,064	2,944,864
Ferrari NV	10,371	2,222,548
FinecoBank Banca Fineco SpA	48,875	811,979
Infrastrutture Wireless Italiane SpA (m)	26,115	263,167
Intesa Sanpaolo SpA	1,363,490	3,032,941
Mediobanca Banca di Credito Finanziario SpA	48,600	467,383
Moncler SpA	17,338	918,693
Nexi SpA (m)*	44,210	348,593
Poste Italiane SpA (m)	41,565	406,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Prysmian SpA	20,715	$768,564
Recordati Industria Chimica e Farmaceutica SpA	8,448	350,423
Snam SpA	168,802	818,002
Telecom Italia SpA*	765,823	177,317
Terna - Rete Elettrica Nazionale	115,623	854,004
UniCredit SpA	157,920	2,243,571

		23,235,540

Japan (19.9%)
Advantest Corp.	15,391	994,481
Aeon Co. Ltd.	52,604	1,115,490
AGC, Inc. (x)	15,553	520,843
Aisin Corp.	11,456	308,135
Ajinomoto Co., Inc.	37,419	1,149,314
ANA Holdings, Inc.*	12,149	259,198
Asahi Group Holdings Ltd.	37,627	1,180,933
Asahi Intecc Co. Ltd.	17,359	286,230
Asahi Kasei Corp.	100,771	722,842
Astellas Pharma, Inc.	149,885	2,291,559
Azbil Corp.	9,791	248,058
Bandai Namco Holdings, Inc.	16,631	1,053,567
Bridgestone Corp. (x)	46,942	1,677,880
Brother Industries Ltd.	18,987	290,360
Canon, Inc. (x)	82,252	1,789,627
Capcom Co. Ltd.	13,931	446,887
Central Japan Railway Co.	12,067	1,489,986
Chiba Bank Ltd. (The)	43,684	320,207
Chubu Electric Power Co., Inc.	53,278	552,916
Chugai Pharmaceutical Co. Ltd. (x)	55,469	1,423,496
Concordia Financial Group Ltd.	90,658	379,929
CyberAgent, Inc.	32,349	287,897
Dai Nippon Printing Co. Ltd.	17,304	349,403
Daifuku Co. Ltd.	8,154	383,966
Dai-ichi Life Holdings, Inc.	79,723	1,818,734
Daiichi Sankyo Co. Ltd.	144,124	4,667,228
Daikin Industries Ltd.	20,450	3,147,592
Daito Trust Construction Co. Ltd.	5,307	547,522
Daiwa House Industry Co. Ltd.	49,361	1,143,006
Daiwa House REIT Investment Corp. (REIT)	175	391,230
Daiwa Securities Group, Inc.	116,803	518,867
Denso Corp.	35,638	1,774,840
Dentsu Group, Inc. (x)	17,806	562,373
Disco Corp.	2,315	665,889
East Japan Railway Co.	24,648	1,412,321
Eisai Co. Ltd.	20,373	1,351,163
ENEOS Holdings, Inc.	254,344	868,227
FANUC Corp.	15,826	2,391,868
Fast Retailing Co. Ltd.	4,796	2,942,867
Fuji Electric Co. Ltd.	10,502	402,507
FUJIFILM Holdings Corp.	29,664	1,497,440
Fujitsu Ltd.	16,147	2,167,246
GLP J-REIT (REIT)	353	406,956
GMO Payment Gateway, Inc.	3,654	304,036
Hakuhodo DY Holdings, Inc.	19,660	199,237
Hamamatsu Photonics KK	11,501	553,843
Hankyu Hanshin Holdings, Inc.	18,633	556,548
Hikari Tsushin, Inc. (x)	1,708	242,327
Hirose Electric Co. Ltd.	2,453	310,270
Hitachi Construction Machinery Co. Ltd.	8,484	191,284

Hitachi Ltd.	79,707	4,063,697
Honda Motor Co. Ltd.	134,120	3,098,536
Hoshizaki Corp.	9,720	344,762
Hoya Corp.	29,639	2,869,274
Hulic Co. Ltd. (x)	31,230	247,479
Ibiden Co. Ltd.	8,819	321,540
Idemitsu Kosan Co. Ltd.	16,703	390,721
Iida Group Holdings Co. Ltd.	12,573	191,699
Inpex Corp. (x)	83,590	889,147
Isuzu Motors Ltd.	48,722	574,314
Ito En Ltd.	4,652	169,789
ITOCHU Corp.	97,758	3,088,271
Itochu Techno-Solutions Corp.	7,489	175,185
Japan Airlines Co. Ltd. (x)*	12,014	246,706
Japan Exchange Group, Inc.	40,425	584,475
Japan Metropolitan Fund Invest (REIT)	554	441,967
Japan Post Bank Co. Ltd.	34,465	296,225
Japan Post Holdings Co. Ltd.	194,179	1,641,585
Japan Post Insurance Co. Ltd.	17,494	309,384
Japan Real Estate Investment Corp. (REIT)	108	474,825
Japan Tobacco, Inc. (x)	98,758	2,002,400
JFE Holdings, Inc.	38,237	447,516
JSR Corp.	14,707	290,016
Kajima Corp.	34,274	401,134
Kakaku.com, Inc.	11,191	180,093
Kansai Electric Power Co., Inc. (The)	57,228	557,716
Kao Corp. (x)	39,154	1,567,771
KDDI Corp.	132,697	4,026,207
Keio Corp.	7,919	292,045
Keisei Electric Railway Co. Ltd.	10,592	303,055
Keyence Corp.	15,917	6,236,301
Kikkoman Corp.	11,782	623,035
Kintetsu Group Holdings Co. Ltd.	13,602	451,362
Kirin Holdings Co. Ltd. (x)	67,197	1,029,664
Kobayashi Pharmaceutical Co. Ltd.	4,634	318,843
Kobe Bussan Co. Ltd.	12,645	365,167
Koei Tecmo Holdings Co. Ltd.	10,598	193,161
Koito Manufacturing Co. Ltd.	18,402	278,610
Komatsu Ltd.	76,217	1,670,223
Konami Group Corp.	7,980	363,004
Kose Corp. (x)	2,839	311,935
Kubota Corp. (x)	84,486	1,169,697
Kurita Water Industries Ltd.	8,552	355,790
Kyocera Corp.	26,174	1,306,706
Kyowa Kirin Co. Ltd.	22,465	516,948
Lasertec Corp. (x)	6,367	1,054,941
Lixil Corp.	24,313	370,697
M3, Inc.	36,920	1,006,551
Makita Corp.	18,690	438,625
Marubeni Corp.	128,910	1,488,103
Mazda Motor Corp.	46,431	355,556
McDonald’s Holdings Co. Japan Ltd. (x)	7,211	274,451
Meiji Holdings Co. Ltd.	9,341	479,719
Minebea Mitsumi, Inc.	30,809	462,698
MISUMI Group, Inc.	22,827	500,754
Mitsubishi Chemical Group Corp.	101,148	527,705
Mitsubishi Corp.	103,940	3,392,068
Mitsubishi Electric Corp.	158,986	1,591,193
Mitsubishi Estate Co. Ltd.	95,598	1,246,329
Mitsubishi HC Capital, Inc.	56,414	278,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Mitsubishi Heavy Industries Ltd.	26,486	$1,056,292
Mitsubishi UFJ Financial Group, Inc.	983,473	6,661,898
Mitsui & Co. Ltd.	115,970	3,404,697
Mitsui Chemicals, Inc.	15,942	361,380
Mitsui Fudosan Co. Ltd.	75,101	1,383,108
Mitsui OSK Lines Ltd. (x)	28,350	710,694
Mizuho Financial Group, Inc.	198,447	2,806,443
MonotaRO Co. Ltd.	19,118	270,513
MS&AD Insurance Group Holdings, Inc.	36,165	1,163,982
Murata Manufacturing Co. Ltd.	47,294	2,374,069
NEC Corp.	19,937	704,115
Nexon Co. Ltd. (x)	38,674	872,847
NGK Insulators Ltd.	21,245	271,633
Nidec Corp.	36,833	1,919,391
Nihon M&A Center Holdings, Inc.	23,773	295,079
Nintendo Co. Ltd.	91,310	3,848,879
Nippon Building Fund, Inc. (REIT) (x)	128	573,484
Nippon Express Holdings, Inc. (x)	6,702	385,043
Nippon Paint Holdings Co. Ltd. (x)	67,882	537,408
Nippon Prologis REIT, Inc. (REIT)	170	399,611
Nippon Sanso Holdings Corp.	13,912	203,104
Nippon Shinyaku Co. Ltd.	4,019	229,062
Nippon Steel Corp.	66,539	1,162,050
Nippon Telegraph & Telephone Corp.	98,356	2,819,379
Nippon Yusen KK (x)	40,542	960,726
Nissan Chemical Corp.	10,204	449,399
Nissan Motor Co. Ltd.	193,395	616,111
Nisshin Seifun Group, Inc.	16,515	208,010
Nissin Foods Holdings Co. Ltd.	5,115	406,113
Nitori Holdings Co. Ltd.	6,621	860,165
Nitto Denko Corp.	11,395	664,216
Nomura Holdings, Inc.	239,360	891,125
Nomura Real Estate Holdings, Inc.	9,571	206,385
Nomura Real Estate Master Fund, Inc. (REIT)	367	455,814
Nomura Research Institute Ltd.	32,661	775,213
NTT Data Corp.	52,817	777,525
Obayashi Corp.	50,339	382,797
Obic Co. Ltd.	5,826	861,648
Odakyu Electric Railway Co. Ltd.	25,414	331,327
Oji Holdings Corp.	65,335	264,347
Olympus Corp.	101,378	1,816,832
Omron Corp.	15,511	756,994
Ono Pharmaceutical Co. Ltd.	29,632	696,095
Open House Group Co. Ltd.	6,722	246,876
Oracle Corp.	3,249	210,923
Oriental Land Co. Ltd.	16,455	2,402,300
ORIX Corp.	96,988	1,565,598
Osaka Gas Co. Ltd.	30,623	497,005
Otsuka Corp.	9,482	300,196
Otsuka Holdings Co. Ltd. (x)	31,863	1,045,186
Pan Pacific International Holdings Corp.	31,372	586,372
Panasonic Holdings Corp.	179,481	1,518,696
Persol Holdings Co. Ltd.	14,462	311,632
Rakuten Group, Inc. (x)*	67,182	305,094
Recruit Holdings Co. Ltd.	118,790	3,780,752
Renesas Electronics Corp.*	96,392	869,247
Resona Holdings, Inc.	167,093	920,769
Ricoh Co. Ltd.	49,510	379,889
Rohm Co. Ltd.	6,923	502,714

SBI Holdings, Inc.	19,996	383,495
SCSK Corp.	13,136	200,283
Secom Co. Ltd.	17,326	995,809
Seiko Epson Corp.	24,019	352,489
Sekisui Chemical Co. Ltd.	29,453	414,057
Sekisui House Ltd.	49,680	883,330
Seven & i Holdings Co. Ltd.	62,039	2,675,562
SG Holdings Co. Ltd.	23,172	323,109
Sharp Corp. (x)	17,241	124,145
Shimadzu Corp.	19,923	568,513
Shimano, Inc.	5,839	930,752
Shimizu Corp.	43,770	234,792
Shin-Etsu Chemical Co. Ltd.	30,883	3,818,018
Shionogi & Co. Ltd.	21,849	1,096,446
Shiseido Co. Ltd. (x)	33,232	1,638,557
Shizuoka Financial Group, Inc.	37,361	300,334
SMC Corp.	4,695	1,988,327
SoftBank Corp.	236,314	2,679,330
SoftBank Group Corp.	99,251	4,268,307
Sompo Holdings, Inc.	26,172	1,168,607
Sony Group Corp.	103,762	7,933,951
Square Enix Holdings Co. Ltd.	7,157	334,291
Subaru Corp.	49,280	761,317
SUMCO Corp. (x)	27,746	371,455
Sumitomo Chemical Co. Ltd.	119,485	431,544
Sumitomo Corp.	93,378	1,562,466
Sumitomo Electric Industries Ltd.	60,221	690,357
Sumitomo Metal Mining Co. Ltd.	20,291	722,183
Sumitomo Mitsui Financial Group, Inc.	107,435	4,335,384
Sumitomo Mitsui Trust Holdings, Inc.	27,683	967,766
Sumitomo Realty & Development Co. Ltd.	26,236	623,915
Suntory Beverage & Food Ltd. (x)	11,003	377,274
Suzuki Motor Corp.	29,763	968,590
Sysmex Corp.	14,051	856,293
T&D Holdings, Inc.	42,569	616,933
Taisei Corp.	14,594	472,604
Takeda Pharmaceutical Co. Ltd.	123,868	3,880,077
TDK Corp.	32,437	1,071,429
Terumo Corp.	53,148	1,517,010
TIS, Inc.	18,226	483,286
Tobu Railway Co. Ltd.	14,491	340,081
Toho Co. Ltd.	9,674	374,458
Tokio Marine Holdings, Inc.	150,965	3,252,465
Tokyo Electric Power Co. Holdings, Inc.*	128,838	467,288
Tokyo Electron Ltd.	12,265	3,633,520
Tokyo Gas Co. Ltd.	31,303	616,567
Tokyu Corp.	44,792	567,579
Toppan, Inc.	22,734	338,481
Toray Industries, Inc.	114,948	645,159
Toshiba Corp.	32,570	1,142,332
Tosoh Corp.	21,877	261,711
TOTO Ltd.	12,202	418,386
Toyota Industries Corp.	11,830	652,615
Toyota Motor Corp.	872,498	12,049,700
Toyota Tsusho Corp.	17,512	651,830
Trend Micro, Inc. (x)*	11,257	526,653
Unicharm Corp.	32,704	1,262,907
USS Co. Ltd.	18,355	293,003
Welcia Holdings Co. Ltd.	7,534	176,524
West Japan Railway Co.	18,477	806,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Yakult Honsha Co. Ltd.	10,740	$700,506
Yamaha Corp.	11,838	443,790
Yamaha Motor Co. Ltd. (x)	25,025	573,950
Yamato Holdings Co. Ltd.	23,450	372,906
Yaskawa Electric Corp.	19,598	630,917
Yokogawa Electric Corp.	19,389	310,986
Z Holdings Corp.	213,272	539,518
ZOZO, Inc.	9,883	245,494

		258,261,509

Jordan (0.0%)†
Hikma Pharmaceuticals plc	13,262	248,834

Luxembourg (0.2%)
ArcelorMittal SA	43,514	1,144,693
Eurofins Scientific SE	11,204	804,272

		1,948,965

Macau (0.1%)
Galaxy Entertainment Group Ltd.	180,520	1,193,375
Sands China Ltd.*	192,872	639,987

		1,833,362

Netherlands (4.8%)
ABN AMRO Bank NV (CVA) (m)	35,701	493,943
Adyen NV (m)*	1,786	2,463,194
Aegon NV	146,762	744,346
Akzo Nobel NV	15,167	1,015,694
Argenx SE*	4,550	1,708,101
ASM International NV	3,872	976,718
ASML Holding NV	33,413	18,019,387
Euronext NV (m)	7,228	535,106
EXOR NV*	9,030	660,199
Heineken Holding NV	8,329	642,382
Heineken NV	21,323	2,005,879
IMCD NV	4,526	645,093
ING Groep NV	309,677	3,775,051
JDE Peet’s NV	8,876	256,725
Koninklijke Ahold Delhaize NV	86,035	2,471,861
Koninklijke DSM NV	14,415	1,763,710
Koninklijke KPN NV	271,749	840,683
Koninklijke Philips NV	72,791	1,091,179
NN Group NV	23,453	958,017
OCI NV	8,716	311,810
Randstad NV	10,027	611,375
Shell plc	597,149	16,791,936
Universal Music Group NV	58,490	1,409,365
Wolters Kluwer NV	21,598	2,260,170

		62,451,924

New Zealand (0.2%)
Auckland International Airport Ltd.*	102,445	507,981
Fisher & Paykel Healthcare Corp. Ltd.	46,523	667,546
Mercury NZ Ltd.	59,959	211,658
Meridian Energy Ltd.	99,177	329,949
Spark New Zealand Ltd.	148,216	508,153
Xero Ltd.*	10,896	521,301

		2,746,588

Norway (0.6%)
Aker BP ASA	26,127	811,002
DNB Bank ASA	76,869	1,525,720
Equinor ASA	78,309	2,812,052

Gjensidige Forsikring ASA	15,641	306,855
Kongsberg Gruppen ASA	7,398	313,838
Mowi ASA	34,482	588,497
Norsk Hydro ASA	111,214	832,334
Orkla ASA	61,732	447,010
Salmar ASA	5,023	197,294
Telenor ASA (x)	56,751	530,622

		8,365,224

Portugal (0.2%)
EDP – Energias de Portugal SA	221,819	1,105,549
Galp Energia SGPS SA, Class B	39,842	537,802
Jeronimo Martins SGPS SA	24,213	523,042

		2,166,393

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	266,337	544,843
CapitaLand Integrated Commercial Trust (REIT)	421,528	642,017
Capitaland Investment Ltd.	221,882	612,934
City Developments Ltd.	33,911	208,368
DBS Group Holdings Ltd.	149,022	3,773,948
Genting Singapore Ltd.	497,482	354,708
Grab Holdings Ltd., Class A*	105,473	339,623
Jardine Cycle & Carriage Ltd.	8,144	173,898
Keppel Corp. Ltd.	115,755	627,431
Mapletree Logistics Trust (REIT)	256,941	305,014
Mapletree Pan Asia Commercial Trust (REIT)	175,041	218,246
Oversea-Chinese Banking Corp. Ltd.	278,490	2,532,483
Sea Ltd. (ADR)*	29,682	1,544,354
Singapore Airlines Ltd.	113,716	469,501
Singapore Exchange Ltd.	64,407	430,374
Singapore Technologies Engineering Ltd.	128,003	320,151
Singapore Telecommunications Ltd.	673,032	1,291,393
STMicroelectronics NV	56,189	1,984,567
United Overseas Bank Ltd.	97,025	2,223,882
UOL Group Ltd.	37,759	189,443
Venture Corp. Ltd.	23,762	302,658

		19,089,836

South Africa (0.3%)
Anglo American plc	105,041	4,110,009

South Korea (0.1%)
Delivery Hero SE (m)*	13,531	648,605

Spain (2.2%)
Acciona SA	2,039	375,197
ACS Actividades de Construccion y Servicios SA (x)	17,837	511,136
Aena SME SA (m)*	6,033	757,526
Amadeus IT Group SA*	37,056	1,925,813
Banco Bilbao Vizcaya Argentaria SA	498,750	3,007,919
Banco Santander SA	1,380,542	4,141,538
CaixaBank SA	367,043	1,442,733
Cellnex Telecom SA (m)	44,885	1,485,618
Corp. ACCIONA Energias Renovables SA	5,425	209,872
EDP Renovaveis SA	22,985	506,356
Enagas SA (x)	21,193	352,201
Endesa SA	27,088	511,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Ferrovial SA	40,197	$1,052,917
Grifols SA*	24,521	282,696
Iberdrola SA	493,954	5,779,271
Industria de Diseno Textil SA	89,746	2,387,305
Naturgy Energy Group SA	12,033	313,131
Red Electrica Corp. SA	33,679	586,200
Repsol SA	113,361	1,802,007
Telefonica SA	426,579	1,545,698

		28,976,485

Sweden (2.8%)
Alfa Laval AB	23,829	687,591
Assa Abloy AB, Class B	82,426	1,767,030
Atlas Copco AB, Class A	220,990	2,607,021
Atlas Copco AB, Class B	127,905	1,361,806
Boliden AB	22,223	833,241
Electrolux AB, Class B (x)	19,436	262,218
Embracer Group AB (x)*	48,083	217,909
Epiroc AB, Class A	55,043	1,001,443
Epiroc AB, Class B	31,401	504,500
EQT AB (x)	24,256	512,789
Essity AB, Class B	50,044	1,310,706
Evolution AB (m)	15,102	1,469,554
Fastighets AB Balder, Class B*	50,937	236,847
Getinge AB, Class B	19,482	403,835
H & M Hennes & Mauritz AB, Class B (x)	60,472	650,453
Hexagon AB, Class B	159,996	1,671,281
Holmen AB, Class B	7,762	307,881
Husqvarna AB, Class B	36,586	256,369
Industrivarden AB, Class C	12,429	301,350
Industrivarden AB, Class A	10,120	245,851
Indutrade AB	22,598	457,164
Investment AB Latour, Class B	11,654	220,128
Investor AB, Class A	41,559	772,049
Investor AB, Class B	149,896	2,708,653
Kinnevik AB, Class B*	19,846	272,352
L E Lundbergforetagen AB, Class B	6,175	262,804
Lifco AB, Class B	19,600	327,110
Nibe Industrier AB, Class B	124,393	1,157,521
Sagax AB, Class B	14,247	322,900
Sandvik AB	87,962	1,588,144
Securitas AB, Class B	38,224	318,544
Skandinaviska Enskilda Banken AB, Class A	132,076	1,518,231
Skanska AB, Class B	29,030	459,034
SKF AB, Class B	30,936	471,829
Svenska Cellulosa AB SCA, Class B	50,719	641,348
Svenska Handelsbanken AB, Class A	120,708	1,215,773
Swedbank AB, Class A	74,110	1,259,213
Swedish Orphan Biovitrum AB*	13,975	288,879
Tele2 AB, Class B	46,442	378,751
Telefonaktiebolaget LM Ericsson, Class B	239,650	1,398,648
Telia Co. AB	219,355	560,430
Volvo AB, Class A	15,322	290,880
Volvo AB, Class B	124,337	2,245,843
Volvo Car AB, Class B (x)*	48,597	220,657

		35,966,560

Switzerland (5.3%)
ABB Ltd. (Registered)	129,205	3,920,935
Adecco Group AG (Registered)	13,665	450,155
Alcon, Inc.	41,112	2,809,124
Bachem Holding AG, Class B (x)	2,679	231,350
Baloise Holding AG (Registered)	3,913	603,888
Banque Cantonale Vaudoise (Registered)	2,482	238,228
Barry Callebaut AG (Registered)	290	573,633
BKW AG	1,741	238,184
Chocoladefabriken Lindt & Spruengli AG	86	877,067
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	924,674
Cie Financiere Richemont SA (Registered)	42,947	5,568,967
Clariant AG (Registered)*	16,859	267,111
Credit Suisse Group AG (Registered) (x)	287,612	859,741
EMS-Chemie Holding AG (Registered)	570	385,897
Geberit AG (Registered)	2,944	1,386,592
Givaudan SA (Registered)	760	2,328,535
Julius Baer Group Ltd.	18,022	1,049,765
Kuehne + Nagel International AG (Registered)	4,399	1,023,809
Logitech International SA (Registered)	14,439	891,028
Lonza Group AG (Registered)	6,128	3,002,863
Novartis AG (Registered)	177,833	16,076,419
Partners Group Holding AG	1,872	1,653,652
Schindler Holding AG	3,424	643,956
Schindler Holding AG (Registered)	1,939	349,781
SGS SA (Registered)	531	1,234,683
SIG Group AG*	25,294	552,575
Sika AG (Registered)	12,001	2,877,437
Sonova Holding AG (Registered)	4,449	1,055,173
Straumann Holding AG (Registered)	9,209	1,051,717
Swatch Group AG (The)	2,397	681,783
Swatch Group AG (The) (Registered)	4,308	223,821
Swiss Life Holding AG (Registered)	2,510	1,294,293
Swiss Prime Site AG (Registered)	6,369	552,074
Swisscom AG (Registered)	2,157	1,181,784
Temenos AG (Registered)	5,537	303,842
UBS Group AG (Registered)	275,247	5,121,532
VAT Group AG (m)	2,155	589,179
Zurich Insurance Group AG	12,379	5,921,410

		68,996,657

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (10.7%)
3i Group plc	78,175	1,267,847
abrdn plc	169,087	386,861
Admiral Group plc	15,621	403,573
Ashtead Group plc	36,572	2,086,888
Associated British Foods plc	29,000	552,538
AstraZeneca plc	127,462	17,286,398
Auto Trader Group plc (m)	78,217	487,554
AVEVA Group plc	10,099	392,281
Aviva plc	229,345	1,227,737
BAE Systems plc	255,684	2,645,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Barclays plc	1,321,385	$2,532,339
Barratt Developments plc	86,011	412,605
Berkeley Group Holdings plc	9,142	417,000
BP plc	1,546,709	8,880,126
British American Tobacco plc	175,694	6,970,079
British Land Co. plc (The) (REIT)	69,610	332,496
BT Group plc	572,523	775,556
Bunzl plc	28,386	946,813
Burberry Group plc	32,686	802,170
CK Hutchison Holdings Ltd.	215,560	1,293,838
CNH Industrial NV	83,125	1,331,603
Coca-Cola Europacific Partners plc	16,531	914,495
Compass Group plc	144,449	3,348,561
Croda International plc	11,708	934,756
DCC plc	8,458	417,192
Diageo plc	187,176	8,259,455
Entain plc	47,970	766,382
Experian plc	75,869	2,580,135
Halma plc	30,915	737,776
Hargreaves Lansdown plc	28,824	298,358
HSBC Holdings plc	1,641,423	10,233,542
Imperial Brands plc	74,391	1,862,554
Informa plc	120,243	900,699
InterContinental Hotels Group plc	14,725	844,517
Intertek Group plc	13,140	640,825
J Sainsbury plc	139,985	368,424
JD Sports Fashion plc	200,620	305,964
Johnson Matthey plc	15,727	404,410
Just Eat Takeaway.com NV (m)*	14,782	312,512
Kingfisher plc	162,309	463,284
Land Securities Group plc (REIT)	56,026	420,891
Legal & General Group plc	491,755	1,483,295
Lloyds Banking Group plc	5,606,355	3,077,800
London Stock Exchange Group plc	27,074	2,335,692
M&G plc	205,559	466,827
Melrose Industries plc	345,117	561,173
National Grid plc	298,643	3,601,057
NatWest Group plc	437,598	1,402,998
Next plc	10,721	752,525
Ocado Group plc*	41,684	310,829
Pearson plc	55,427	629,344
Persimmon plc	26,523	390,231
Phoenix Group Holdings plc	59,729	439,466
Reckitt Benckiser Group plc	58,800	4,090,303
RELX plc (London Stock Exchange)	65,165	1,802,514
RELX plc (Turquoise Stock Exchange)	92,157	2,549,102
Rentokil Initial plc	204,235	1,254,302
Rolls-Royce Holdings plc*	702,849	791,929
Sage Group plc (The)	81,496	734,599
Schroders plc	62,198	327,847
Segro plc (REIT)	98,993	913,858
Severn Trent plc	20,294	650,408
Smith & Nephew plc	72,733	975,590
Smiths Group plc	29,854	576,931
Spirax-Sarco Engineering plc	5,951	763,692
SSE plc	87,792	1,817,051
St James’s Place plc	45,930	608,021
Standard Chartered plc	205,183	1,543,900
Taylor Wimpey plc	299,481	368,031
Tesco plc	612,008	1,658,827
Unilever plc (Cboe Europe)	138,922	6,969,993

Unilever plc (London Stock Exchange)	70,310	3,554,753
United Utilities Group plc	56,614	678,549
Vodafone Group plc	2,170,952	2,210,940
Whitbread plc	16,876	524,338
WPP plc	89,471	887,177

		138,150,901

United States (6.0%)
Computershare Ltd.	44,708	797,513
CSL Ltd.	39,690	7,776,120
CyberArk Software Ltd.*	3,440	445,996
GSK plc	335,100	5,823,993
Haleon plc*	418,060	1,654,472
Holcim AG*	45,675	2,365,132
James Hardie Industries plc (CHDI)	36,872	662,754
Nestle SA (Registered)	226,057	26,193,421
QIAGEN NV*	19,130	962,657
Roche Holding AG	57,753	18,144,429
Roche Holding AG CHF 1	2,198	851,958
Schneider Electric SE	44,524	6,230,209
Stellantis NV (Euronext Paris)	92,875	1,319,278
Stellantis NV (Italian Stock Exchange)	87,998	1,249,435
Swiss Re AG	24,816	2,320,973
Tenaris SA	40,269	701,980

		77,500,320

Total Common Stocks (90.6%) (Cost $955,322,094)		1,174,383,131

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,628,837, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,680,163. (xx)	$2,627,611	2,627,611
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $7,003,344, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $7,143,710. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)

National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $2,702,336, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $2,939,837. (xx)	$2,700,000	$2,700,000

Total Repurchase Agreements		12,327,611

Total Short-Term Investments (1.0%) (Cost $13,327,611)		13,327,611

Total Investments in Securities (91.6%) (Cost $968,649,705)		1,187,710,742
Other Assets Less Liabilities (8.4%)		108,971,758

Net Assets (100%)		$1,296,682,500

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $17,145,015 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $23,318,056. This was collateralized by $10,850,439 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.500%, maturing 3/31/23 – 8/15/51 and by cash of $13,327,611 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,131	3/2023	EUR	45,824,199	(1,745,307)
FTSE 100 Index	320	3/2023	GBP	28,883,266	(10,447)
MSCI EAFE E-Mini Index	33	3/2023	USD	3,216,510	(28,853)
SPI 200 Index	97	3/2023	AUD	11,544,220	(257,280)
TOPIX Index	200	3/2023	JPY	28,825,053	(721,378)

					(2,763,265)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	17,473,034	USD	11,761,239	HSBC Bank plc	3/17/2023	170,187
JPY	3,900,421,377	USD	28,929,490	HSBC Bank plc	3/17/2023	1,081,897
USD	1,969,962	GBP	1,614,063	HSBC Bank plc	3/17/2023	15,122

Total unrealized appreciation						1,267,206

GBP	25,256,386	USD	30,958,470	HSBC Bank plc	3/17/2023	(369,703)
USD	55,768,395	EUR	52,700,240	HSBC Bank plc	3/17/2023	(925,912)
USD	1,067,274	JPY	140,221,534	HSBC Bank plc	3/17/2023	(11,646)

Total unrealized depreciation						(1,307,261)

Net unrealized depreciation						(40,055)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 36,209, CAD 1,541, CHF 38,608, DKK 43,473, EUR 101,843,423, GBP 116,815, HKD 71,632, ILS 63,531, JPY 85,050, NOK 39,463, NZD 21,948, SEK 38,379 and SGD 76,800.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$97,176,708	$—	$97,176,708
Austria	—	2,949,200	—	2,949,200
Belgium	—	10,402,654	—	10,402,654
Brazil	—	591,917	—	591,917
Chile	—	601,112	—	601,112
China	—	7,574,357	—	7,574,357
Denmark	—	34,865,870	—	34,865,870
Finland	—	14,925,474	—	14,925,474
France	—	128,675,016	—	128,675,016
Germany	—	94,107,740	—	94,107,740
Hong Kong	1,193,386	31,744,214	—	32,937,600
Ireland	649,102	6,278,607	—	6,927,709
Israel	2,383,337	5,566,725	—	7,950,062
Italy	—	23,235,540	—	23,235,540
Japan	—	258,261,509	—	258,261,509
Jordan	—	248,834	—	248,834
Luxembourg	—	1,948,965	—	1,948,965
Macau	—	1,833,362	—	1,833,362
Netherlands	—	62,451,924	—	62,451,924
New Zealand	—	2,746,588	—	2,746,588
Norway	—	8,365,224	—	8,365,224
Portugal	—	2,166,393	—	2,166,393
Singapore	1,883,977	17,205,859	—	19,089,836
South Africa	—	4,110,009	—	4,110,009
South Korea	—	648,605	—	648,605
Spain	—	28,976,485	—	28,976,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Sweden	$—	$35,966,560	$—		$35,966,560
Switzerland	—	68,996,657	—		68,996,657
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	914,495	137,236,406	—		138,150,901
United States	445,996	77,054,324	—		77,500,320
Forward Currency Contracts	—	1,267,206	—		1,267,206
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	12,327,611	—		12,327,611

Total Assets	$8,470,293	$1,180,507,655	$—		$1,188,977,948

Liabilities:
Forward Currency Contracts	$—	$(1,307,261)	$—		$(1,307,261)
Futures	(2,763,265)	—	—		(2,763,265)

Total Liabilities	$(2,763,265)	$(1,307,261)	$—		$(4,070,526)

Total	$5,707,028	$1,179,200,394	$—		$1,184,907,422

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $218,246 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,267,206

Total		$1,267,206

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,307,261)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,763,265)*

Total		$(4,070,526)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,469,367	$1,469,367
Equity contracts	(15,379,809)	—	(15,379,809)

Total	$(15,379,809)	$1,469,367	$(13,910,442)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(50,846)	$(50,846)
Equity contracts	(5,316,603)	—	(5,316,603)

Total	$(5,316,603)	$(50,846)	$(5,367,449)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $315,831,000 and futures contracts with an average notional balance of approximately $122,262,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,267,206	$(1,267,206)	$—	$—

Total	$1,267,206	$(1,267,206)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,307,261	$(1,267,206)	$—	$40,055

Total	$1,307,261	$(1,267,206)	$—	$40,055

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$71,107,709
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,017,228

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,155,482
Aggregate gross unrealized depreciation	(215,090,366)

Net unrealized appreciation	$196,065,116

Federal income tax cost of investments in securities and derivative instruments, if applicable	$988,842,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $956,322,094)	$1,175,383,131
Repurchase Agreements (Cost $12,327,611)	12,327,611
Cash	4,174,292
Foreign cash (Cost $105,027,579)	102,476,872
Cash held as collateral at broker for futures	9,277,950
Dividends, interest and other receivables	5,545,390
Receivable for securities sold	4,271,170
Unrealized appreciation on forward foreign currency contracts	1,267,206
Securities lending income receivable	8,388
Other assets	71,123

Total assets	1,314,803,133

LIABILITIES
Payable for return of collateral on securities loaned	13,327,611
Payable for securities purchased	1,726,656
Unrealized depreciation on forward foreign currency contracts	1,307,261
Due to broker for futures variation margin	727,913
Investment management fees payable	500,813
Payable for Portfolio shares redeemed	255,664
Administrative fees payable	144,653
Accrued expenses	130,062

Total liabilities	18,120,633

NET ASSETS	$1,296,682,500

Net assets were comprised of:
Paid in capital	$1,185,518,879
Total distributable earnings (loss)	111,163,621

Net assets	$1,296,682,500

Class K
Net asset value, offering and redemption price per share, $1,296,682,500 / 140,026,582 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.26

(x)	Includes value of securities on loan of $23,318,056.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $660,291 foreign withholding tax)	$39,947,069
Securities lending (net)	201,583

Total income	40,148,652

EXPENSES
Investment management fees	5,985,913
Administrative fees	1,639,680
Interest expense	596,341
Custodian fees	339,500
Professional fees	137,746
Printing and mailing expenses	55,912
Trustees’ fees	43,730
Miscellaneous	166,510

Total expenses	8,965,332

NET INVESTMENT INCOME (LOSS)	31,183,320

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,615,574
Futures contracts	(15,379,809)
Forward foreign currency contracts	1,469,367
Foreign currency transactions	(3,341,175)

Net realized gain (loss)	(9,636,043)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(241,746,960)
Futures contracts	(5,316,603)
Forward foreign currency contracts	(50,846)
Foreign currency translations	(4,924,000)

Net change in unrealized appreciation (depreciation)	(252,038,409)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(261,674,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(230,491,132)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,183,320	$32,167,570
Net realized gain (loss)	(9,636,043)	71,309,919
Net change in unrealized appreciation (depreciation)	(252,038,409)	66,961,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(230,491,132)	170,438,662

Distributions to shareholders:
Class K	(36,326,431)	(137,683,813)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 9,259,422 and 204,486 shares, respectively ]	82,959,620	2,398,419
Capital shares issued in reinvestment of dividends and distributions [ 4,002,491 and 12,416,494 shares, respectively ]	36,326,431	137,683,813
Capital shares repurchased [ (15,751,128) and (17,563,268) shares, respectively ]	(149,746,481)	(205,578,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,460,430)	(65,495,995)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(297,277,993)	(32,741,146)
NET ASSETS:
Beginning of year	1,593,960,493	1,626,701,639

End of year	$1,296,682,500	$1,593,960,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2022		2021		2020		2019	2018
Net asset value, beginning of year	$11.18		$11.03		$10.77		$9.17	$11.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.23	(cc)	0.16	(aa)	0.25	0.24
Net realized and unrealized gain (loss)	(1.88)		0.96		0.52		1.73	(1.80)

Total from investment operations	(1.66)		1.19		0.68		1.98	(1.56)

Less distributions:
Dividends from net investment income	(0.26)		(0.32)		(0.22)		(0.28)	(0.23)
Distributions from net realized gains	—		(0.72)		(0.20)		(0.10)	(0.12)

Total dividends and distributions	(0.26)		(1.04)		(0.42)		(0.38)	(0.35)

Net asset value, end of year	$9.26		$11.18		$11.03		$10.77	$9.17

Total return	(14.75)%		10.94%		6.43%		21.62%	(14.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,296,682		$1,593,960		$1,626,702		$1,716,381	$1,434,531
Ratio of expenses to average net assets (f)	0.67	%(g)	0.68	%(g)	0.63	%(g)	0.62%	0.64%
Ratio of net investment income (loss) to average net assets (f)	2.35%		1.97	%(dd)	1.61	%(bb)	2.46%	2.22%
Portfolio turnover rate^	6%		3%		10%		9%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for periods ended December 31, 2022, 2021 and 2020, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.33% lower.

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(20.01)%	7.83%	11.20%
Portfolio – Class K Shares	(19.80)	8.11	11.48
S&P 500® Index	(18.11)	9.42	12.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (20.01)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the S&P 500 Index fell 18.1%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. Throughout the year, the Portfolio reduced its equity exposure for 105 days, sometimes by as much as 19% of assets.

What helped performance during the year:

•	The sectors contributed the most to performance were Energy and Utilities.

•	The stocks that contributed most to performance were ExxonMobil Corp., Chevron Corp., Merck & Co. Inc., Eli Lilly and Co. and ConocoPhillips Co.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Consumer Discretionary, Communication Services, Financials and Real Estate.

•	The stocks that detracted most from performance were Apple, Inc., Amazon.com, Inc., Microsoft Corp., Tesla, Inc. and Meta Platforms, Inc.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when equities rallied off their lows, for instance during choppy markets in May and June, and also October and November. These periods account for the bulk of the underperformance compared to benchmark.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	23.3%
Health Care	14.3
Financials	10.6
Consumer Discretionary	8.9
Industrials	7.8
Communication Services	6.6
Consumer Staples	6.5
Energy	4.7
Utilities	2.9
Materials	2.5
Real Estate	2.5
Investment Companies	2.4
Repurchase Agreements	0.1
Cash and Other	6.9

100.0%

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,010.80	$4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.14	4.11
Class K
Actual	1,000.00	1,012.20	2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.84

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (6.6%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,501,784	$27,647,844
Lumen Technologies, Inc.	206,064	1,075,654
Verizon Communications, Inc.	884,141	34,835,155

		63,558,653

Entertainment (1.2%)
Activision Blizzard, Inc.	148,921	11,399,903
Electronic Arts, Inc.	55,256	6,751,178
Live Nation Entertainment, Inc.*	30,028	2,094,153
Netflix, Inc.*	93,691	27,627,602
Take-Two Interactive Software, Inc.*	32,278	3,361,108
Walt Disney Co. (The)*	383,747	33,339,939
Warner Bros Discovery, Inc.*	462,119	4,380,888

		88,954,771

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A*	1,257,294	110,931,050
Alphabet, Inc., Class C*	1,114,540	98,893,134
Match Group, Inc.*	61,628	2,556,946
Meta Platforms, Inc., Class A*	473,337	56,961,374

		269,342,504

Media (0.7%)
Charter Communications, Inc., Class A*	22,610	7,667,051
Comcast Corp., Class A	908,073	31,755,313
DISH Network Corp., Class A (x)*	47,252	663,418
Fox Corp., Class A	67,635	2,054,075
Fox Corp., Class B	26,355	749,800
Interpublic Group of Cos., Inc. (The)	84,223	2,805,468
News Corp., Class A	76,282	1,388,332
News Corp., Class B	31,258	576,398
Omnicom Group, Inc.	41,775	3,407,587
Paramount Global, Class B (x)	109,482	1,848,056

		52,915,498

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	125,919	17,628,660

Total Communication Services		492,400,086

Consumer Discretionary (8.9%)
Auto Components (0.1%)
Aptiv plc*	57,610	5,365,219
BorgWarner, Inc.	50,900	2,048,725

		7,413,944

Automobiles (1.2%)
Ford Motor Co.	826,164	9,608,287
General Motors Co.	299,051	10,060,076
Tesla, Inc.*	564,991	69,595,592

		89,263,955

Distributors (0.2%)
Genuine Parts Co.	29,521	5,122,189
LKQ Corp.	53,472	2,855,939
Pool Corp.	8,282	2,503,897

		10,482,025

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	8,165	16,454,761
Caesars Entertainment, Inc.*	43,235	1,798,576
Carnival Corp. (x)*	214,064	1,725,356
Chipotle Mexican Grill, Inc.*	5,808	8,058,542
Darden Restaurants, Inc.	25,597	3,540,833
Domino’s Pizza, Inc.	7,288	2,524,563
Expedia Group, Inc.*	31,804	2,786,030
Hilton Worldwide Holdings, Inc.	57,378	7,250,284
Las Vegas Sands Corp.*	71,008	3,413,354
Marriott International, Inc., Class A	57,708	8,592,144
McDonald’s Corp.	153,903	40,558,058
MGM Resorts International	69,256	2,322,154
Norwegian Cruise Line Holdings Ltd. (x)*	88,604	1,084,513
Royal Caribbean Cruises Ltd.*	46,714	2,309,073
Starbucks Corp.	242,103	24,016,618
Wynn Resorts Ltd.*	20,743	1,710,675
Yum! Brands, Inc.	59,523	7,623,706

		135,769,240

Household Durables (0.3%)
DR Horton, Inc.	66,147	5,896,344
Garmin Ltd.	31,846	2,939,067
Lennar Corp., Class A	54,312	4,915,236
Mohawk Industries, Inc.*	11,414	1,166,739
Newell Brands, Inc.	83,872	1,097,046
NVR, Inc.*	664	3,062,753
PulteGroup, Inc.	49,991	2,276,090
Whirlpool Corp.	11,909	1,684,647

		23,037,922

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	1,868,247	156,932,748
eBay, Inc.	114,427	4,745,288
Etsy, Inc.*	26,311	3,151,531

		164,829,567

Leisure Products (0.0%)†
Hasbro, Inc.	26,762	1,632,750

Multiline Retail (0.4%)
Dollar General Corp.	47,485	11,693,181
Dollar Tree, Inc.*	44,156	6,245,425
Target Corp.	97,000	14,456,880

		32,395,486

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	12,306	1,809,351
AutoZone, Inc.*	3,988	9,835,126
Bath & Body Works, Inc.	48,807	2,056,727
Best Buy Co., Inc.	42,089	3,375,959
CarMax, Inc.*	34,119	2,077,506
Home Depot, Inc. (The)	215,633	68,109,840
Lowe’s Cos., Inc.	130,655	26,031,702
O’Reilly Automotive, Inc.*	13,336	11,255,984
Ross Stores, Inc.	72,634	8,430,628
TJX Cos., Inc. (The)	245,092	19,509,323
Tractor Supply Co.	23,736	5,339,888
Ulta Beauty, Inc.*	10,828	5,079,090

		162,911,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	264,341	$30,930,540
Ralph Lauren Corp.	8,364	883,824
Tapestry, Inc.	51,256	1,951,829
VF Corp.	72,958	2,014,370

		35,780,563

Total Consumer Discretionary		663,516,576

Consumer Staples (6.5%)
Beverages (1.7%)
Brown-Forman Corp., Class B	37,206	2,443,690
Coca-Cola Co. (The)	819,265	52,113,447
Constellation Brands, Inc., Class A	34,212	7,928,631
Keurig Dr Pepper, Inc.	177,735	6,338,030
Molson Coors Beverage Co., Class B	39,494	2,034,731
Monster Beverage Corp.*	80,459	8,169,002
PepsiCo, Inc.	290,003	52,391,942

		131,419,473

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	93,167	42,530,735
Kroger Co. (The)	139,846	6,234,335
Sysco Corp.	106,576	8,147,735
Walgreens Boots Alliance, Inc.	150,058	5,606,167
Walmart, Inc.	298,176	42,278,375

		104,797,347

Food Products (1.1%)
Archer-Daniels-Midland Co.	117,263	10,887,869
Campbell Soup Co.	42,201	2,394,907
Conagra Brands, Inc.	100,430	3,886,641
General Mills, Inc.	124,615	10,448,968
Hershey Co. (The)	30,723	7,114,525
Hormel Foods Corp.	60,541	2,757,642
J M Smucker Co. (The)	23,085	3,658,049
Kellogg Co.	53,361	3,801,438
Kraft Heinz Co. (The)	166,626	6,783,344
Lamb Weston Holdings, Inc.	31,083	2,777,577
McCormick & Co., Inc. (Non-Voting)	53,610	4,443,733
Mondelez International, Inc., Class A	286,706	19,108,955
Tyson Foods, Inc., Class A	60,920	3,792,270

		81,855,918

Household Products (1.4%)
Church & Dwight Co., Inc.	50,808	4,095,633
Clorox Co. (The)	25,700	3,606,481
Colgate-Palmolive Co.	174,488	13,747,910
Kimberly-Clark Corp.	70,626	9,587,479
Procter & Gamble Co. (The)	499,866	75,759,691

		106,797,194

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	48,491	12,031,102

Tobacco (0.7%)
Altria Group, Inc.	376,711	17,219,460
Philip Morris International, Inc.	326,352	33,030,086

		50,249,546

Total Consumer Staples		487,150,580

Energy (4.7%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	211,647	6,249,936
Halliburton Co.	189,722	7,465,561
Schlumberger Ltd.	300,034	16,039,817

		29,755,314

Oil, Gas & Consumable Fuels (4.3%)
APA Corp.	69,517	3,245,054
Chevron Corp.	374,462	67,212,184
ConocoPhillips	262,293	30,950,574
Coterra Energy, Inc.	163,929	4,027,736
Devon Energy Corp.	136,976	8,425,394
Diamondback Energy, Inc.	37,184	5,086,028
EOG Resources, Inc.	124,281	16,096,875
EQT Corp.	80,153	2,711,576
Exxon Mobil Corp.	866,885	95,617,415
Hess Corp.	57,831	8,201,592
Kinder Morgan, Inc.	414,745	7,498,590
Marathon Oil Corp.	132,658	3,591,052
Marathon Petroleum Corp.	98,651	11,481,990
Occidental Petroleum Corp.	152,581	9,611,077
ONEOK, Inc.	95,198	6,254,509
Phillips 66	100,630	10,473,570
Pioneer Natural Resources Co.	49,926	11,402,599
Targa Resources Corp.	46,144	3,391,584
Valero Energy Corp.	82,414	10,455,040
Williams Cos., Inc. (The)	254,902	8,386,276

		324,120,715

Total Energy		353,876,029

Financials (10.6%)
Banks (3.5%)
Bank of America Corp.	1,469,162	48,658,646
Citigroup, Inc.	409,697	18,530,595
Citizens Financial Group, Inc.	103,683	4,082,000
Comerica, Inc.	28,906	1,932,366
Fifth Third Bancorp	142,575	4,677,886
First Republic Bank	38,222	4,658,880
Huntington Bancshares, Inc.	301,690	4,253,829
JPMorgan Chase & Co.	617,429	82,797,229
KeyCorp	194,348	3,385,542
M&T Bank Corp.	36,736	5,328,924
PNC Financial Services Group, Inc. (The)‡	85,793	13,550,146
Regions Financial Corp.	195,464	4,214,204
Signature Bank	13,590	1,565,840
SVB Financial Group*	12,452	2,865,703
Truist Financial Corp.	277,466	11,939,362
US Bancorp	282,835	12,334,434
Wells Fargo & Co.	802,094	33,118,461
Zions Bancorp NA	30,364	1,492,694

		259,386,741

Capital Markets (2.8%)
Ameriprise Financial, Inc.	22,298	6,942,928
Bank of New York Mellon Corp. (The)	153,831	7,002,387
BlackRock, Inc.‡	31,540	22,350,191
Cboe Global Markets, Inc.	21,709	2,723,828
Charles Schwab Corp. (The)	322,151	26,822,292
CME Group, Inc.	75,189	12,643,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

FactSet Research Systems, Inc.	7,956	$3,192,027
Franklin Resources, Inc.	62,738	1,655,028
Goldman Sachs Group, Inc. (The)	71,408	24,520,079
Intercontinental Exchange, Inc.	116,823	11,984,872
Invesco Ltd.	98,627	1,774,300
MarketAxess Holdings, Inc.	8,034	2,240,602
Moody’s Corp.	33,012	9,197,804
Morgan Stanley	277,494	23,592,540
MSCI, Inc.	16,840	7,833,463
Nasdaq, Inc.	71,914	4,411,924
Northern Trust Corp.	43,592	3,857,456
Raymond James Financial, Inc.	40,633	4,341,636
S&P Global, Inc.	70,095	23,477,619
State Street Corp.	76,901	5,965,211
T. Rowe Price Group, Inc.	46,987	5,124,402

		211,654,371

Consumer Finance (0.5%)
American Express Co.	125,471	18,538,340
Capital One Financial Corp.	80,290	7,463,758
Discover Financial Services	57,144	5,590,398
Synchrony Financial	94,837	3,116,344

		34,708,840

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	379,255	117,151,870

Insurance (2.2%)
Aflac, Inc.	120,292	8,653,807
Allstate Corp. (The)	56,543	7,667,231
American International Group, Inc.	159,070	10,059,587
Aon plc, Class A	43,437	13,037,181
Arch Capital Group Ltd.*	76,407	4,796,831
Arthur J Gallagher & Co.	45,096	8,502,400
Assurant, Inc.	10,705	1,338,767
Brown & Brown, Inc.	49,041	2,793,866
Chubb Ltd.	87,365	19,272,719
Cincinnati Financial Corp.	34,516	3,534,093
Everest Re Group Ltd.	8,020	2,656,785
Globe Life, Inc.	18,462	2,225,594
Hartford Financial Services Group, Inc. (The)	67,597	5,125,881
Lincoln National Corp.	32,213	989,583
Loews Corp.	40,401	2,356,590
Marsh & McLennan Cos., Inc.	104,389	17,274,292
MetLife, Inc.	140,155	10,143,017
Principal Financial Group, Inc.	48,516	4,071,463
Progressive Corp. (The)	122,357	15,870,927
Prudential Financial, Inc.	77,818	7,739,778
Travelers Cos., Inc. (The)	49,643	9,307,566
W R Berkley Corp.	41,874	3,038,796
Willis Towers Watson plc	22,776	5,570,554

		166,027,308

Total Financials		788,929,130

Health Care (14.3%)
Biotechnology (2.3%)
AbbVie, Inc.	372,259	60,160,777
Amgen, Inc.	111,901	29,389,679
Biogen, Inc.*	30,356	8,406,184
Gilead Sciences, Inc.	264,603	22,716,168
Incyte Corp.*	38,292	3,075,613

Moderna, Inc.*	70,378	12,641,296
Regeneron Pharmaceuticals, Inc.*	22,423	16,177,970
Vertex Pharmaceuticals, Inc.*	54,340	15,692,305

		168,259,992

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	366,334	40,219,810
Align Technology, Inc.*	14,783	3,117,735
Baxter International, Inc.	105,022	5,352,971
Becton Dickinson and Co.	59,659	15,171,284
Boston Scientific Corp.*	299,477	13,856,801
Cooper Cos., Inc. (The)	10,183	3,367,213
Dentsply Sirona, Inc.	48,666	1,549,525
Dexcom, Inc.*	82,123	9,299,609
Edwards Lifesciences Corp.*	129,685	9,675,798
Hologic, Inc.*	52,224	3,906,877
IDEXX Laboratories, Inc.*	17,416	7,105,031
Intuitive Surgical, Inc.*	74,703	19,822,441
Medtronic plc	280,601	21,808,310
ResMed, Inc.	30,630	6,375,022
STERIS plc	21,105	3,897,882
Stryker Corp.	71,272	17,425,291
Teleflex, Inc.	9,538	2,380,971
Zimmer Biomet Holdings, Inc.	44,868	5,720,670

		190,053,241

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	34,090	5,649,054
Cardinal Health, Inc.	55,178	4,241,533
Centene Corp.*	119,568	9,805,772
Cigna Corp.	63,827	21,148,438
CVS Health Corp.	276,728	25,788,282
DaVita, Inc.*	11,715	874,759
Elevance Health, Inc.	50,205	25,753,659
HCA Healthcare, Inc.	45,032	10,805,879
Henry Schein, Inc.*	28,897	2,308,003
Humana, Inc.	26,474	13,559,718
Laboratory Corp. of America Holdings	18,509	4,358,499
McKesson Corp.	30,067	11,278,733
Molina Healthcare, Inc.*	12,285	4,056,753
Quest Diagnostics, Inc.	24,393	3,816,041
UnitedHealth Group, Inc.	196,677	104,274,212
Universal Health Services, Inc., Class B	13,177	1,856,507

		249,575,842

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	62,486	9,351,030
Bio-Rad Laboratories, Inc., Class A*	4,715	1,982,610
Bio-Techne Corp.	31,836	2,638,568
Charles River Laboratories International, Inc.*	10,174	2,216,915
Danaher Corp.	137,910	36,604,072
Illumina, Inc.*	32,863	6,644,899
IQVIA Holdings, Inc.*	38,938	7,978,007
Mettler-Toledo International, Inc.*	4,708	6,805,178
PerkinElmer, Inc.	27,205	3,814,685
Thermo Fisher Scientific, Inc.	82,556	45,462,764
Waters Corp.*	12,803	4,386,052
West Pharmaceutical Services, Inc.	15,587	3,668,400

		131,553,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	446,670	$32,137,907
Catalent, Inc.*	38,595	1,737,161
Eli Lilly and Co.	166,007	60,732,001
Johnson & Johnson	549,993	97,156,263
Merck & Co., Inc.	533,691	59,213,016
Organon & Co.	56,057	1,565,672
Pfizer, Inc.	1,181,582	60,544,262
Viatris, Inc.	245,255	2,729,688
Zoetis, Inc.	97,929	14,351,495

		330,167,465

Total Health Care		1,069,609,720

Industrials (7.8%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	117,925	22,463,533
General Dynamics Corp.	47,043	11,671,839
Howmet Aerospace, Inc.	77,946	3,071,852
Huntington Ingalls Industries, Inc.	8,596	1,982,925
L3Harris Technologies, Inc.	40,029	8,334,438
Lockheed Martin Corp.	49,365	24,015,579
Northrop Grumman Corp.	30,422	16,598,547
Raytheon Technologies Corp.	308,869	31,171,059
Textron, Inc.	43,632	3,089,146
TransDigm Group, Inc.	10,778	6,786,368

		129,185,286

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	26,337	2,411,416
Expeditors International of Washington, Inc.	33,375	3,468,330
FedEx Corp.	50,008	8,661,385
United Parcel Service, Inc., Class B	153,095	26,614,035

		41,155,166

Airlines (0.2%)
Alaska Air Group, Inc.*	28,236	1,212,454
American Airlines Group, Inc. (x)*	139,403	1,773,206
Delta Air Lines, Inc.*	136,799	4,495,215
Southwest Airlines Co.*	123,231	4,149,188
United Airlines Holdings, Inc.*	66,911	2,522,545

		14,152,608

Building Products (0.4%)
A O Smith Corp.	26,630	1,524,301
Allegion plc	19,664	2,069,833
Carrier Global Corp.	176,049	7,262,021
Johnson Controls International plc	147,282	9,426,048
Masco Corp.	48,849	2,279,783
Trane Technologies plc	48,472	8,147,658

		30,709,644

Commercial Services & Supplies (0.4%)
Cintas Corp.	18,390	8,305,292
Copart, Inc.*	89,494	5,449,290
Republic Services, Inc.	42,958	5,541,152
Rollins, Inc.	48,317	1,765,503
Waste Management, Inc.	78,683	12,343,789

		33,405,026

Construction & Engineering (0.1%)
Quanta Services, Inc.	29,509	4,205,033

Electrical Equipment (0.5%)
AMETEK, Inc.	48,025	6,710,053
Eaton Corp. plc	83,320	13,077,074
Emerson Electric Co.	123,693	11,881,950
Generac Holdings, Inc.*	12,629	1,271,235
Rockwell Automation, Inc.	24,018	6,186,316

		39,126,628

Industrial Conglomerates (0.9%)
3M Co.	115,809	13,887,815
General Electric Co.	229,386	19,220,253
Honeywell International, Inc.	141,917	30,412,813

		63,520,881

Machinery (1.7%)
Caterpillar, Inc.	109,530	26,239,007
Cummins, Inc.	29,494	7,146,101
Deere & Co.	58,181	24,945,686
Dover Corp.	29,619	4,010,709
Fortive Corp.	74,276	4,772,233
IDEX Corp.	15,832	3,614,921
Illinois Tool Works, Inc.	58,940	12,984,482
Ingersoll Rand, Inc.	84,341	4,406,817
Nordson Corp.	11,668	2,773,717
Otis Worldwide Corp.	87,908	6,884,075
PACCAR, Inc.	72,739	7,198,979
Parker-Hannifin Corp.	26,854	7,814,514
Pentair plc	36,641	1,648,112
Snap-on, Inc.	11,516	2,631,291
Stanley Black & Decker, Inc.	30,902	2,321,358
Westinghouse Air Brake Technologies Corp.	38,912	3,883,807
Xylem, Inc.	37,692	4,167,604

		127,443,413

Professional Services (0.3%)
CoStar Group, Inc.*	85,607	6,615,709
Equifax, Inc.	25,231	4,903,897
Jacobs Solutions, Inc.	27,223	3,268,666
Leidos Holdings, Inc.	29,702	3,124,353
Robert Half International, Inc.	23,386	1,726,589
Verisk Analytics, Inc.	32,834	5,792,574

		25,431,788

Road & Rail (0.8%)
CSX Corp.	447,922	13,876,623
JB Hunt Transport Services, Inc.	17,735	3,092,275
Norfolk Southern Corp.	49,133	12,107,354
Old Dominion Freight Line, Inc.	18,879	5,357,483
Union Pacific Corp.	129,413	26,797,550

		61,231,285

Trading Companies & Distributors (0.2%)
Fastenal Co.	120,216	5,688,621
United Rentals, Inc.*	14,787	5,255,595
WW Grainger, Inc.	9,471	5,268,244

		16,212,460

Total Industrials		585,779,218

Information Technology (23.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	53,155	6,450,359
Cisco Systems, Inc.	866,240	41,267,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

F5, Inc.*	12,348	$1,772,062
Juniper Networks, Inc.	64,939	2,075,450
Motorola Solutions, Inc.	34,910	8,996,656

		60,562,201

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	124,431	9,474,176
CDW Corp.	29,119	5,200,071
Corning, Inc.	164,264	5,246,592
Keysight Technologies, Inc.*	37,635	6,438,219
TE Connectivity Ltd.	66,906	7,680,809
Teledyne Technologies, Inc.*	9,804	3,920,718
Trimble, Inc.*	51,761	2,617,036
Zebra Technologies Corp., Class A*	10,950	2,807,690

		43,385,311

IT Services (4.0%)
Accenture plc, Class A	133,041	35,500,660
Akamai Technologies, Inc.*	33,252	2,803,144
Automatic Data Processing, Inc.	86,921	20,761,950
Broadridge Financial Solutions, Inc.	24,522	3,289,136
Cognizant Technology Solutions Corp., Class A	108,314	6,194,478
DXC Technology Co.*	44,842	1,188,313
EPAM Systems, Inc.*	12,000	3,932,880
Fidelity National Information Services, Inc.	127,182	8,629,299
Fiserv, Inc.*	133,793	13,522,458
FleetCor Technologies, Inc.*	16,172	2,970,473
Gartner, Inc.*	16,995	5,712,699
Global Payments, Inc.	57,402	5,701,167
International Business Machines Corp.	190,345	26,817,707
Jack Henry & Associates, Inc.	15,070	2,645,689
Mastercard, Inc., Class A	178,484	62,064,241
Paychex, Inc.	67,007	7,743,329
PayPal Holdings, Inc.*	241,921	17,229,614
VeriSign, Inc.*	19,463	3,998,479
Visa, Inc., Class A	344,165	71,503,720

		302,209,436

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	340,662	22,064,678
Analog Devices, Inc.	108,737	17,836,130
Applied Materials, Inc.	181,983	17,721,505
Broadcom, Inc.	85,253	47,667,510
Enphase Energy, Inc.*	28,336	7,507,907
First Solar, Inc.*	20,869	3,125,968
Intel Corp.	868,718	22,960,217
KLA Corp.	29,664	11,184,218
Lam Research Corp.	28,654	12,043,276
Microchip Technology, Inc.	115,573	8,119,003
Micron Technology, Inc.	230,765	11,533,635
Monolithic Power Systems, Inc.	9,262	3,275,136
NVIDIA Corp.	523,810	76,549,593
NXP Semiconductors NV	54,932	8,680,904
ON Semiconductor Corp.*	89,928	5,608,809
Qorvo, Inc.*	20,882	1,892,744
QUALCOMM, Inc.	236,639	26,016,092
Skyworks Solutions, Inc.	34,696	3,161,846
SolarEdge Technologies, Inc.*	11,638	3,296,696

Teradyne, Inc.	31,701	2,769,082
Texas Instruments, Inc.	191,137	31,579,655

		344,594,604

Software (7.6%)
Adobe, Inc.*	97,900	32,946,287
ANSYS, Inc.*	18,180	4,392,106
Autodesk, Inc.*	45,451	8,493,428
Cadence Design Systems, Inc.*	57,290	9,203,066
Ceridian HCM Holding, Inc.*	33,210	2,130,421
Fortinet, Inc.*	136,908	6,693,432
Gen Digital, Inc.	123,326	2,642,876
Intuit, Inc.	59,503	23,159,758
Microsoft Corp.	1,569,139	376,310,915
Oracle Corp.	323,494	26,442,400
Paycom Software, Inc.*	10,405	3,228,775
PTC, Inc.*	22,793	2,736,072
Roper Technologies, Inc.	22,176	9,582,028
Salesforce, Inc.*	210,496	27,909,665
ServiceNow, Inc.*	42,256	16,406,737
Synopsys, Inc.*	31,999	10,216,961
Tyler Technologies, Inc.*	8,420	2,714,692

		565,209,619

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	3,147,684	408,978,582
Hewlett Packard Enterprise Co.	266,783	4,257,857
HP, Inc.	190,003	5,105,381
NetApp, Inc.	45,540	2,735,132
Seagate Technology Holdings plc (x)	41,724	2,195,100
Western Digital Corp.*	64,490	2,034,659

		425,306,711

Total Information Technology		1,741,267,882

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	46,398	14,302,647
Albemarle Corp.	24,502	5,313,504
Celanese Corp.	21,612	2,209,611
CF Industries Holdings, Inc.	42,005	3,578,826
Corteva, Inc.	150,323	8,835,986
Dow, Inc.	148,139	7,464,724
DuPont de Nemours, Inc.	104,783	7,191,257
Eastman Chemical Co.	25,197	2,052,044
Ecolab, Inc.	51,866	7,549,615
FMC Corp.	27,083	3,379,958
International Flavors & Fragrances, Inc.	54,918	5,757,603
Linde plc	104,252	34,004,917
LyondellBasell Industries NV, Class A	52,722	4,377,508
Mosaic Co. (The)	71,122	3,120,122
PPG Industries, Inc.	49,046	6,167,044
Sherwin-Williams Co. (The)	49,338	11,709,388

		127,014,754

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,867	4,348,660
Vulcan Materials Co.	28,065	4,914,462

		9,263,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Containers & Packaging (0.3%)
Amcor plc	312,710	$3,724,376
Avery Dennison Corp.	16,998	3,076,638
Ball Corp.	67,750	3,464,735
International Paper Co.	78,595	2,721,745
Packaging Corp. of America	20,154	2,577,898
Sealed Air Corp.	29,201	1,456,546
Westrock Co.	53,343	1,875,540

		18,897,478

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	299,139	11,367,282
Newmont Corp.	166,029	7,836,569
Nucor Corp.	54,762	7,218,179
Steel Dynamics, Inc.	35,117	3,430,931

		29,852,961

Total Materials		185,028,315

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	31,882	4,644,251
American Tower Corp. (REIT)	98,346	20,835,584
AvalonBay Communities, Inc. (REIT)	29,251	4,724,622
Boston Properties, Inc. (REIT)	30,156	2,037,942
Camden Property Trust (REIT)	21,647	2,421,866
Crown Castle, Inc. (REIT)	90,587	12,287,221
Digital Realty Trust, Inc. (REIT)	60,122	6,028,433
Equinix, Inc. (REIT)	19,479	12,759,329
Equity Residential (REIT)	72,336	4,267,824
Essex Property Trust, Inc. (REIT)	13,854	2,935,940
Extra Space Storage, Inc. (REIT)	28,322	4,168,432
Federal Realty Investment Trust (REIT)	14,392	1,454,168
Healthpeak Properties, Inc. (REIT)	112,568	2,822,080
Host Hotels & Resorts, Inc. (REIT)	146,406	2,349,816
Invitation Homes, Inc. (REIT)	119,290	3,535,756
Iron Mountain, Inc. (REIT)	60,793	3,030,531
Kimco Realty Corp. (REIT)	129,379	2,740,247
Mid-America Apartment Communities, Inc. (REIT)	23,968	3,762,736
Prologis, Inc. (REIT)	194,887	21,969,612
Public Storage (REIT)	33,049	9,259,999
Realty Income Corp. (REIT)	132,460	8,401,938
Regency Centers Corp. (REIT)	31,082	1,942,625
SBA Communications Corp. (REIT)	22,563	6,324,635
Simon Property Group, Inc. (REIT)	68,478	8,044,795
UDR, Inc. (REIT)	62,283	2,412,221
Ventas, Inc. (REIT)	85,436	3,848,892
VICI Properties, Inc. (REIT)	201,086	6,515,186
Vornado Realty Trust (REIT)	30,051	625,361
Welltower, Inc. (REIT)	100,137	6,563,980
Weyerhaeuser Co. (REIT)	152,380	4,723,780

		177,439,802

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	68,040	5,236,358

Total Real Estate		182,676,160

Utilities (2.9%)
Electric Utilities (1.9%)
Alliant Energy Corp.	54,082	2,985,867
American Electric Power Co., Inc.	107,467	10,203,992

Constellation Energy Corp.	68,372	5,894,350
Duke Energy Corp.	163,129	16,800,656
Edison International	81,675	5,196,163
Entergy Corp.	42,069	4,732,762
Evergy, Inc.	47,434	2,985,022
Eversource Energy	74,354	6,233,839
Exelon Corp.	207,464	8,968,669
FirstEnergy Corp.	112,396	4,713,888
NextEra Energy, Inc.	418,291	34,969,128
NRG Energy, Inc.	49,190	1,565,226
PG&E Corp.*	335,703	5,458,531
Pinnacle West Capital Corp.	24,738	1,881,078
PPL Corp.	157,993	4,616,555
Southern Co. (The)	229,162	16,364,458
Xcel Energy, Inc.	114,424	8,022,267

		141,592,451

Gas Utilities (0.0%)†
Atmos Energy Corp.	28,581	3,203,073

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	139,096	4,000,401

Multi-Utilities (0.8%)
Ameren Corp.	54,048	4,805,948
CenterPoint Energy, Inc.	135,715	4,070,093
CMS Energy Corp.	59,601	3,774,531
Consolidated Edison, Inc.	74,174	7,069,524
Dominion Energy, Inc.	174,150	10,678,878
DTE Energy Co.	41,036	4,822,961
NiSource, Inc.	87,650	2,403,363
Public Service Enterprise Group, Inc.	104,273	6,388,807
Sempra Energy	65,750	10,161,005
WEC Energy Group, Inc.	67,251	6,305,454

		60,480,564

Water Utilities (0.1%)
American Water Works Co., Inc.	38,027	5,796,075

Total Utilities		215,072,564

Total Common Stocks (90.6%) (Cost $2,833,426,472)		6,765,306,260

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	183,149,746	183,241,320

Total Investment Companies		185,241,320

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $4,013,063, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $4,091,415. (xx)	$4,011,192	4,011,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)

MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		5,011,192

Total Short-Term Investments (2.5%) (Cost $190,185,068)		190,252,512

Total Investments in Securities (93.1%) (Cost $3,023,611,540)		6,955,558,772
Other Assets Less Liabilities (6.9%)		511,618,966

Net Assets (100%)		$7,467,177,738

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $7,080,026. This was collateralized by $271,283 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 7/15/23 - 5/15/51 and by cash of $7,011,192 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	85,793	20,411,332	—	(2,852,169)	1,674,379	(5,683,396)	13,550,146	541,072	—
Capital Markets
BlackRock, Inc.	31,540	31,373,494	1,199,596	(3,295,677)	1,435,761	(8,362,983)	22,350,191	627,631	—

Total		51,784,826	1,199,596	(6,147,846)	3,110,140	(14,046,379)	35,900,337	1,168,703	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,643	3/2023	USD	703,281,150	(22,409,787)

					(22,409,787)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$492,400,086	$—	$—	$492,400,086
Consumer Discretionary	663,516,576	—	—	663,516,576
Consumer Staples	487,150,580	—	—	487,150,580
Energy	353,876,029	—	—	353,876,029
Financials	788,929,130	—	—	788,929,130
Health Care	1,069,609,720	—	—	1,069,609,720
Industrials	585,779,218	—	—	585,779,218
Information Technology	1,741,267,882	—	—	1,741,267,882
Materials	185,028,315	—	—	185,028,315
Real Estate	182,676,160	—	—	182,676,160
Utilities	215,072,564	—	—	215,072,564
Short-Term Investments
Investment Companies	185,241,320	—	—	185,241,320
Repurchase Agreements	—	5,011,192	—	5,011,192

Total Assets	$6,950,547,580	$5,011,192	$—	$6,955,558,772

Liabilities:
Futures	$(22,409,787)	$—	$—	$(22,409,787)

Total Liabilities	$(22,409,787)	$—	$—	$(22,409,787)

Total	$6,928,137,793	$5,011,192	$—	$6,933,148,985

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(22,409,787	)*

Total		$(22,409,787)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(287,237,232)	$(287,237,232)

Total	$(287,237,232)	$(287,237,232)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(37,803,853)	$(37,803,853)

Total	$(37,803,853)	$(37,803,853)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $630,342,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 47%)*	$197,859,289
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$1,338,383,508

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,238,730,197
Aggregate gross unrealized depreciation	(300,460,204)

Net unrealized appreciation	$3,938,269,993

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,994,878,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $13,006,956)	$35,900,337
Unaffiliated Issuers (Cost $3,005,593,392)	6,914,647,243
Repurchase Agreements (Cost $5,011,192)	5,011,192
Cash	475,712,295
Cash held as collateral at broker for futures	43,243,800
Dividends, interest and other receivables	6,730,023
Receivable for Portfolio shares sold	38,085
Securities lending income receivable	1,565
Other assets	37,120

Total assets	7,481,321,660

LIABILITIES
Payable for return of collateral on securities loaned	7,011,192
Investment management fees payable	2,694,434
Due to broker for futures variation margin	1,989,379
Payable for Portfolio shares redeemed	1,558,347
Administrative fees payable	845,588
Distribution fees payable – Class IB	42,493
Accrued expenses	2,489

Total liabilities	14,143,922

NET ASSETS	$7,467,177,738

Net assets were comprised of:
Paid in capital	$3,761,103,746
Total distributable earnings (loss)	3,706,073,992

Net assets	$7,467,177,738

Class IB
Net asset value, offering and redemption price per share, $195,213,125 / 7,832,524 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.92

Class K
Net asset value, offering and redemption price per share, $7,271,964,613 / 288,550,893 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.20

(x)	Includes value of securities on loan of $7,080,026.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($1,168,703 of dividend income received from affiliates) (net of $29,443 foreign withholding tax)	$126,355,568
Interest	6,259,855
Securities lending (net)	68,791

Total income	132,684,214

EXPENSES
Investment management fees	34,891,484
Administrative fees	10,492,675
Distribution fees – Class IB	496,417
Printing and mailing expenses	326,806
Trustees’ fees	282,242
Professional fees	279,903
Custodian fees	157,400
Miscellaneous	222,136

Total expenses	47,149,063

NET INVESTMENT INCOME (LOSS)	85,535,151

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($3,110,140 realized gain (loss) from affiliates)	646,944,887
Futures contracts	(287,237,232)
Foreign currency transactions	(1)

Net realized gain (loss)	359,707,654

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(14,046,379) of change in unrealized appreciation (depreciation) from affiliates)	(2,429,025,102)
Futures contracts	(37,803,853)

Net change in unrealized appreciation (depreciation)	(2,466,828,955)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,107,121,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,021,586,150)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$85,535,151	$73,143,329
Net realized gain (loss)	359,707,654	929,998,767
Net change in unrealized appreciation (depreciation)	(2,466,828,955)	1,484,632,472

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,021,586,150)	2,487,774,568

Distributions to shareholders:
Class IB	(12,755,598)	(23,194,709)
Class K	(506,823,952)	(1,016,736,564)

Total distributions to shareholders	(519,579,550)	(1,039,931,273)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,476,645 and 448,950 shares, respectively ]	40,653,720	14,465,924
Capital shares issued in reinvestment of dividends and distributions [ 493,321 and 705,071 shares, respectively ]	12,755,598	23,194,709
Capital shares repurchased [ (1,292,364) and (1,659,051) shares, respectively ]	(36,458,425)	(54,173,292)

Total Class IB transactions	16,950,893	(16,512,659)

Class K
Capital shares sold [ 18,750,998 and 8,611,475 shares, respectively ]	506,077,144	281,092,646
Capital shares issued in reinvestment of dividends and distributions [ 19,377,870 and 30,582,084 shares, respectively ]	506,823,952	1,016,736,564
Capital shares repurchased [ (58,394,572) and (49,380,620) shares, respectively ]	(1,653,977,624)	(1,621,999,448)

Total Class K transactions	(641,076,528)	(324,170,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(624,125,635)	(340,682,897)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,165,291,335)	1,107,160,398
NET ASSETS:
Beginning of year	10,632,469,073	9,525,308,675

End of year	$7,467,177,738	$10,632,469,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$33.31	$28.90	$27.26	$21.68	$23.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.16	0.26	0.36	0.27
Net realized and unrealized gain (loss)	(6.85)	7.72	4.26	6.10	(1.65)

Total from investment operations	(6.63)	7.88	4.52	6.46	(1.38)

Less distributions:
Dividends from net investment income	(0.23)	(0.18)	(0.28)	(0.40)	(0.27)
Distributions from net realized gains	(1.53)	(3.29)	(2.60)	(0.48)	(0.54)

Total dividends and distributions	(1.76)	(3.47)	(2.88)	(0.88)	(0.81)

Net asset value, end of year	$24.92	$33.31	$28.90	$27.26	$21.68

Total return	(20.01)%	27.63%	17.01%	29.88%	(6.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$195,213	$238,308	$221,395	$212,697	$179,216
Ratio of expenses to average net assets (f)	0.80%	0.78%	0.80%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets (f)	0.77%	0.48%	0.95%	1.41%	1.11%
Portfolio turnover rate^	3%	3%	6%	4%	10%

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$33.66	$29.17	$27.48	$21.84	$24.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.24	0.33	0.42	0.34
Net realized and unrealized gain (loss)	(6.91)	7.80	4.31	6.16	(1.66)

Total from investment operations	(6.62)	8.04	4.64	6.58	(1.32)

Less distributions:
Dividends from net investment income	(0.31)	(0.26)	(0.35)	(0.46)	(0.34)
Distributions from net realized gains	(1.53)	(3.29)	(2.60)	(0.48)	(0.54)

Total dividends and distributions	(1.84)	(3.55)	(2.95)	(0.94)	(0.88)

Net asset value, end of year	$25.20	$33.66	$29.17	$27.48	$21.84

Total return	(19.80)%	27.92%	17.32%	30.23%	(5.79)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,271,965	$10,394,162	$9,303,913	$9,283,867	$7,846,963
Ratio of expenses to average net assets (f)	0.55%	0.53%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (f)	1.01%	0.73%	1.20%	1.66%	1.37%
Portfolio turnover rate^	3%	3%	6%	4%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(15.50)%	5.37%	9.54%
Portfolio – Class K Shares	(15.32)	5.64	9.81
S&P MidCap 400® Index	(13.06)	6.71	10.78

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.50)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P MidCap 400® Index, which returned (13.06)% over the same period.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the S&P MidCap 400 Index fell 13.1%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. Throughout the year, the Portfolio reduced its equity exposure for 97 days, sometimes by as much as 17%.

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were Steel Dynamics, Inc., First Solar, Inc., Fair Isaac Corp. (FICO), EQT Corp. and First Horizon Corp.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Consumer Discretionary, Technology, Real Estate, Industrials and Health Care.

•	The stocks that detracted most from performance were Trex Co., Inc., Synaptics, Inc., Medical Properties Trust, Inc., Syneos Health, Inc. and Masimo Corp.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when mid-cap equities rallied off their lows, for instance during rising markets in July and August, and also in October and November. These periods account for the bulk of the underperformance compared to benchmark.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	17.8%
Financials	13.6
Consumer Discretionary	12.6
Information Technology	10.8
Health Care	9.1
Real Estate	7.3
Materials	5.9
Investment Companies	5.4
Utilities	3.7
Consumer Staples	3.6
Energy	3.5
Communication Services	1.9
Repurchase Agreements	1.3
Cash and Other	3.5

100.0%

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,065.50	$4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.36
Class K
Actual	1,000.00	1,066.70	3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	3.08

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	82,034	$2,090,226
Iridium Communications, Inc.*	46,229	2,376,171

		4,466,397

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	15,932	1,091,661

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	38,765	696,995
Ziff Davis, Inc.*	17,560	1,388,996

		2,085,991

Media (1.0%)
Cable One, Inc.	1,774	1,262,840
John Wiley & Sons, Inc., Class A	15,799	632,908
New York Times Co. (The), Class A	60,577	1,966,329
Nexstar Media Group, Inc., Class A	13,874	2,428,366
TEGNA, Inc.	81,833	1,734,041

		8,024,484

Total Communication Services		15,668,533

Consumer Discretionary (12.6%)
Auto Components (1.3%)
Adient plc*	34,886	1,210,195
Dana, Inc.	47,475	718,297
Fox Factory Holding Corp.*	15,494	1,413,518
Gentex Corp.	86,313	2,353,756
Goodyear Tire & Rubber Co. (The)*	103,088	1,046,343
Lear Corp.	21,748	2,697,187
Visteon Corp.*	10,464	1,369,005

		10,808,301

Automobiles (0.4%)
Harley-Davidson, Inc.	48,946	2,036,154
Thor Industries, Inc. (x)	19,752	1,491,078

		3,527,232

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	1,412	853,144
Grand Canyon Education, Inc.*	11,285	1,192,373
H&R Block, Inc.	57,203	2,088,482
Service Corp. International	56,592	3,912,771

		8,046,770

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	29,187	1,591,567
Choice Hotels International, Inc.	10,198	1,148,703
Churchill Downs, Inc.	12,111	2,560,629
Cracker Barrel Old Country Store, Inc.	8,157	772,794
Light & Wonder, Inc.*	34,467	2,019,766
Marriott Vacations Worldwide Corp.	14,100	1,897,719
Papa John’s International, Inc.	11,700	963,027
Penn Entertainment, Inc.*	57,074	1,695,098
Texas Roadhouse, Inc.	24,621	2,239,280
Travel + Leisure Co.	29,907	1,088,615
Wendy’s Co. (The)	63,349	1,433,588
Wingstop, Inc.	10,980	1,511,067
Wyndham Hotels & Resorts, Inc.	32,498	2,317,432

		21,239,285

Household Durables (1.3%)
Helen of Troy Ltd.*	8,919	989,206
KB Home	30,561	973,368
Leggett & Platt, Inc.	48,642	1,567,732
Taylor Morrison Home Corp., Class A*	39,865	1,209,903
Tempur Sealy International, Inc.	62,912	2,159,769
Toll Brothers, Inc.	38,780	1,935,897
TopBuild Corp.*	11,764	1,840,948

		10,676,823

Leisure Products (1.0%)
Brunswick Corp.	26,678	1,922,950
Mattel, Inc.*	130,100	2,320,984
Polaris, Inc.	20,046	2,024,646
Topgolf Callaway Brands Corp.*	50,488	997,138
YETI Holdings, Inc.*	32,067	1,324,688

		8,590,406

Multiline Retail (0.6%)
Kohl’s Corp.	42,916	1,083,629
Macy’s, Inc.	100,370	2,072,641
Nordstrom, Inc. (x)	40,482	653,379
Ollie’s Bargain Outlet Holdings, Inc.*	21,627	1,013,009

		4,822,658

Specialty Retail (2.5%)
AutoNation, Inc.*	12,585	1,350,371
Dick’s Sporting Goods, Inc.	20,459	2,461,013
Five Below, Inc.*	20,423	3,612,216
Foot Locker, Inc.	29,180	1,102,712
GameStop Corp., Class A (x)*	92,929	1,715,469
Gap, Inc. (The)	77,615	875,497
Lithia Motors, Inc., Class A	10,059	2,059,480
Murphy USA, Inc.	7,648	2,137,922
RH*	7,071	1,889,301
Victoria’s Secret & Co.*	29,894	1,069,607
Williams-Sonoma, Inc.	24,546	2,820,826

		21,094,414

Textiles, Apparel & Luxury Goods (2.0%)
Capri Holdings Ltd.*	47,388	2,716,280
Carter’s, Inc.	14,041	1,047,599
Columbia Sportswear Co.	12,904	1,130,132
Crocs, Inc.*	22,694	2,460,711
Deckers Outdoor Corp.*	9,738	3,887,020
Hanesbrands, Inc.	129,518	823,735
PVH Corp.	23,998	1,694,019
Skechers USA, Inc., Class A*	49,382	2,071,575
Under Armour, Inc., Class A*	69,305	704,139
Under Armour, Inc., Class C*	72,494	646,646

		17,181,856

Total Consumer Discretionary		105,987,745

Consumer Staples (3.6%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	3,468	1,142,775
Celsius Holdings, Inc.*	14,918	1,552,069
Coca-Cola Consolidated, Inc.	1,713	877,673

		3,572,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club Holdings, Inc.*	49,698	$3,288,020
Casey’s General Stores, Inc.	13,708	3,075,390
Grocery Outlet Holding Corp.*	32,822	958,074
Performance Food Group Co.*	57,279	3,344,521
Sprouts Farmers Market, Inc.*	38,947	1,260,714

		11,926,719

Food Products (1.4%)
Darling Ingredients, Inc.*	58,971	3,690,995
Flowers Foods, Inc.	70,693	2,031,717
Ingredion, Inc.	24,120	2,362,072
Lancaster Colony Corp.	7,374	1,454,890
Pilgrim’s Pride Corp.*	16,501	391,569
Post Holdings, Inc.*	19,975	1,802,943

		11,734,186

Household Products (0.1%)
Energizer Holdings, Inc.	24,659	827,309

Personal Products (0.3%)
BellRing Brands, Inc.*	50,400	1,292,256
Coty, Inc., Class A*	134,276	1,149,402

		2,441,658

Total Consumer Staples		30,502,389

Energy (3.5%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	73,353	2,126,503
NOV, Inc.	144,530	3,019,232

		5,145,735

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	124,627	1,344,725
Antero Resources Corp.*	101,598	3,148,522
CNX Resources Corp.*	66,405	1,118,260
DT Midstream, Inc.	35,592	1,966,814
Equitrans Midstream Corp.	157,826	1,057,434
HF Sinclair Corp.	49,484	2,567,725
Matador Resources Co.	41,303	2,364,184
Murphy Oil Corp.	53,767	2,312,519
PBF Energy, Inc., Class A	42,273	1,723,893
PDC Energy, Inc.	33,904	2,152,226
Range Resources Corp.	88,908	2,224,478
Southwestern Energy Co.*	406,054	2,375,416

		24,356,196

Total Energy		29,501,931

Financials (13.6%)
Banks (6.5%)
Associated Banc-Corp.	55,930	1,291,424
Bank of Hawaii Corp.	14,649	1,136,176
Bank OZK	40,730	1,631,644
Cadence Bank	59,106	1,457,554
Cathay General Bancorp	27,693	1,129,597
Commerce Bancshares, Inc.	41,961	2,856,285
Cullen/Frost Bankers, Inc.	23,658	3,163,075
East West Bancorp, Inc.	51,860	3,417,574
First Financial Bankshares, Inc.	48,268	1,660,419
First Horizon Corp.	197,442	4,837,329
FNB Corp.	128,683	1,679,313
Fulton Financial Corp.	62,275	1,048,088

Glacier Bancorp, Inc.	40,756	2,014,162
Hancock Whitney Corp.	31,436	1,521,188
Home BancShares, Inc.	69,796	1,590,651
International Bancshares Corp.	19,426	888,934
Old National Bancorp	107,649	1,935,529
PacWest Bancorp	43,824	1,005,761
Pinnacle Financial Partners, Inc.	28,117	2,063,788
Prosperity Bancshares, Inc.	33,596	2,441,757
Synovus Financial Corp.	53,480	2,008,174
Texas Capital Bancshares, Inc.*	18,562	1,119,474
UMB Financial Corp.	16,178	1,351,187
Umpqua Holdings Corp.	80,767	1,441,691
United Bankshares, Inc.	49,495	2,004,053
Valley National Bancorp	154,338	1,745,563
Washington Federal, Inc.	23,977	804,428
Webster Financial Corp.	64,025	3,030,943
Wintrust Financial Corp.	22,317	1,886,233

		54,161,994

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	13,860	2,195,840
Evercore, Inc., Class A	13,147	1,434,075
Federated Hermes, Inc., Class B	30,859	1,120,490
Interactive Brokers Group, Inc., Class A	37,851	2,738,520
Janus Henderson Group plc	49,314	1,159,865
Jefferies Financial Group, Inc.	67,404	2,310,609
SEI Investments Co.	37,703	2,198,085
Stifel Financial Corp.	39,105	2,282,559

		15,440,043

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	13,804	1,199,706
Navient Corp.	38,921	640,250
SLM Corp.	92,058	1,528,163

		3,368,119

Diversified Financial Services (0.3%)
Voya Financial, Inc. (x)	35,754	2,198,513

Insurance (3.6%)
American Financial Group, Inc.	25,690	3,526,723
Brighthouse Financial, Inc.*	25,436	1,304,104
CNO Financial Group, Inc.	42,569	972,702
First American Financial Corp.	38,098	1,994,049
Hanover Insurance Group, Inc. (The)	13,085	1,768,176
Kemper Corp.	23,760	1,168,992
Kinsale Capital Group, Inc.	7,926	2,072,808
Old Republic International Corp.	104,129	2,514,715
Primerica, Inc.	13,576	1,925,348
Reinsurance Group of America, Inc.	24,592	3,494,277
RenaissanceRe Holdings Ltd.	16,080	2,962,419
RLI Corp.	14,842	1,948,309
Selective Insurance Group, Inc.	22,178	1,965,193
Unum Group	68,807	2,823,151

		30,440,966

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Annaly Capital Management, Inc. (REIT) (x)	172,148	3,628,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	40,075	$1,558,116
MGIC Investment Corp.	109,289	1,420,757
New York Community Bancorp, Inc.	250,140	2,151,204

		5,130,077

Total Financials		114,368,592

Health Care (9.1%)
Biotechnology (1.8%)
Arrowhead Pharmaceuticals, Inc.*	39,387	1,597,537
Exelixis, Inc.*	119,757	1,920,902
Halozyme Therapeutics, Inc.*	49,751	2,830,832
Neurocrine Biosciences, Inc.*	35,372	4,224,832
United Therapeutics Corp.*	16,770	4,663,569

		15,237,672

Health Care Equipment & Supplies (3.2%)
Enovis Corp.*	17,301	925,949
Envista Holdings Corp.*	59,991	2,019,897
Globus Medical, Inc., Class A*	28,666	2,129,024
Haemonetics Corp.*	18,621	1,464,542
ICU Medical, Inc.*	7,470	1,176,376
Inari Medical, Inc.*	17,880	1,136,453
Integra LifeSciences Holdings Corp.*	26,631	1,493,200
Lantheus Holdings, Inc.*	25,580	1,303,557
LivaNova plc*	19,503	1,083,197
Masimo Corp.*	17,794	2,632,622
Neogen Corp.*	80,416	1,224,736
Omnicell, Inc.*	16,480	830,922
Penumbra, Inc.*	13,974	3,108,656
QuidelOrtho Corp.*	19,684	1,686,328
Shockwave Medical, Inc.*	13,369	2,748,800
STAAR Surgical Co.*	17,875	867,652
Tandem Diabetes Care, Inc.*	23,897	1,074,170

		26,906,081

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	33,474	2,755,580
Amedisys, Inc.*	12,072	1,008,495
Chemed Corp.	5,471	2,792,563
Encompass Health Corp.	36,716	2,195,984
HealthEquity, Inc.*	31,004	1,911,087
LHC Group, Inc.*	11,403	1,843,751
Option Care Health, Inc.*	56,750	1,707,607
Patterson Cos., Inc.	31,874	893,428
Progyny, Inc.*	27,754	864,537
R1 RCM, Inc.*	51,092	559,457
Tenet Healthcare Corp.*	40,146	1,958,723

		18,491,212

Life Sciences Tools & Services (1.3%)
Azenta, Inc.*	27,523	1,602,389
Bruker Corp.	36,800	2,515,280
Medpace Holdings, Inc.*	9,343	1,984,546
Repligen Corp.*	19,000	3,216,890
Sotera Health Co.*	37,240	310,209
Syneos Health, Inc.*	38,198	1,401,103

		11,030,417

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	23,168	3,690,894
Perrigo Co. plc	49,357	1,682,580

		5,373,474

Total Health Care		77,038,856

Industrials (17.8%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	24,875	4,127,509
Curtiss-Wright Corp.	14,095	2,353,724
Hexcel Corp.	30,901	1,818,524
Mercury Systems, Inc.*	21,334	954,483
Woodward, Inc.	22,137	2,138,655

		11,392,895

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	43,627	1,862,437

Airlines (0.1%)
JetBlue Airways Corp.*	119,168	772,209

Building Products (2.3%)
Builders FirstSource, Inc.*	54,152	3,513,382
Carlisle Cos., Inc.	19,029	4,484,184
Fortune Brands Innovations, Inc.	47,037	2,686,283
Lennox International, Inc.	11,866	2,838,703
Owens Corning	34,386	2,933,126
Simpson Manufacturing Co., Inc.	15,674	1,389,657
Trex Co., Inc.*	40,377	1,709,158

		19,554,493

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	17,091	917,958
Clean Harbors, Inc.*	18,503	2,111,562
IAA, Inc.*	49,173	1,966,920
MSA Safety, Inc.	13,512	1,948,295
Stericycle, Inc.*	33,848	1,688,677
Tetra Tech, Inc.	19,494	2,830,334

		11,463,746

Construction & Engineering (2.0%)
AECOM	51,383	4,363,958
Dycom Industries, Inc.*	10,733	1,004,609
EMCOR Group, Inc.	17,534	2,596,961
Fluor Corp.*	52,201	1,809,286
MasTec, Inc.*	21,673	1,849,357
MDU Resources Group, Inc.	74,821	2,270,069
Valmont Industries, Inc.	7,849	2,595,429

		16,489,669

Electrical Equipment (1.9%)
Acuity Brands, Inc.	11,832	1,959,498
EnerSys	15,129	1,117,125
Hubbell, Inc.	19,761	4,637,511
nVent Electric plc	61,294	2,357,980
Regal Rexnord Corp.	24,340	2,920,313
SunPower Corp. (x)*	31,271	563,816
Sunrun, Inc.*	78,926	1,895,803
Vicor Corp.*	8,202	440,858

		15,892,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Machinery (4.2%)
AGCO Corp.	22,782	$3,159,636
Chart Industries, Inc.*	15,524	1,788,830
Crane Holdings Co.	17,515	1,759,382
Donaldson Co., Inc.	45,059	2,652,623
Esab Corp.	19,215	901,568
Flowserve Corp.	48,632	1,492,030
Graco, Inc.	62,009	4,170,725
ITT, Inc.	30,429	2,467,792
Kennametal, Inc.	29,353	706,233
Lincoln Electric Holdings, Inc.	21,244	3,069,546
Middleby Corp. (The)*	19,826	2,654,701
Oshkosh Corp.	24,058	2,121,675
Terex Corp.	24,687	1,054,629
Timken Co. (The)	24,357	1,721,309
Toro Co. (The)	38,341	4,340,201
Watts Water Technologies, Inc., Class A	10,007	1,463,324

		35,524,204

Marine (0.2%)
Kirby Corp.*	22,289	1,434,297

Professional Services (1.7%)
ASGN, Inc.*	18,360	1,495,973
CACI International, Inc., Class A*	8,635	2,595,595
FTI Consulting, Inc.*	12,666	2,011,361
Insperity, Inc.	13,104	1,488,614
KBR, Inc.	50,480	2,665,344
ManpowerGroup, Inc.	18,602	1,547,872
Science Applications International Corp.	20,284	2,250,104

		14,054,863

Road & Rail (1.6%)
Avis Budget Group, Inc.*	9,154	1,500,615
Knight-Swift Transportation Holdings, Inc.	59,127	3,098,846
Landstar System, Inc.	13,218	2,153,212
RXO, Inc.*	42,355	728,506
Ryder System, Inc.	18,489	1,545,126
Saia, Inc.*	9,728	2,039,767
Werner Enterprises, Inc.	21,627	870,703
XPO, Inc.*	42,807	1,425,045

		13,361,820

Trading Companies & Distributors (0.9%)
GATX Corp.	12,923	1,374,232
MSC Industrial Direct Co., Inc., Class A	17,331	1,415,943
Univar Solutions, Inc.*	60,036	1,909,145
Watsco, Inc.	12,239	3,052,406

		7,751,726

Total Industrials		149,555,263

Information Technology (10.8%)
Communications Equipment (0.8%)
Calix, Inc.*	21,121	1,445,310
Ciena Corp.*	54,508	2,778,818
Lumentum Holdings, Inc.*	25,094	1,309,154
Viasat, Inc.*	28,114	889,808

		6,423,090

Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc.*	22,631	2,366,523
Avnet, Inc.	33,673	1,400,123
Belden, Inc.	15,750	1,132,425
Cognex Corp.	63,628	2,997,515
Coherent Corp.*	51,030	1,791,153
IPG Photonics Corp.*	11,830	1,119,946
Jabil, Inc.	49,539	3,378,560
Littelfuse, Inc.	9,109	2,005,802
National Instruments Corp.	48,042	1,772,750
Novanta, Inc.*	13,109	1,781,120
TD SYNNEX Corp.	15,456	1,463,838
Vishay Intertechnology, Inc.	47,590	1,026,516
Vontier Corp.	58,772	1,136,063

		23,372,334

IT Services (1.9%)
Concentrix Corp.	15,589	2,075,831
Euronet Worldwide, Inc.*	17,527	1,654,198
ExlService Holdings, Inc.*	12,166	2,061,286
Genpact Ltd.	62,034	2,873,415
Kyndryl Holdings, Inc.*	75,942	844,475
Maximus, Inc.	22,207	1,628,439
Western Union Co. (The)	141,878	1,953,660
WEX, Inc.*	16,040	2,624,946

		15,716,250

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	23,933	718,469
Amkor Technology, Inc.	36,956	886,205
Cirrus Logic, Inc.*	20,259	1,508,890
Lattice Semiconductor Corp.*	50,430	3,271,898
MACOM Technology Solutions Holdings, Inc.*	19,014	1,197,502
MKS Instruments, Inc.	21,007	1,779,923
Power Integrations, Inc.	20,975	1,504,327
Silicon Laboratories, Inc.*	12,246	1,661,415
SiTime Corp.*	5,941	603,724
Synaptics, Inc.*	14,743	1,402,944
Universal Display Corp.	15,966	1,724,967
Wolfspeed, Inc.*	45,703	3,155,335

		19,415,599

Software (2.8%)
ACI Worldwide, Inc.*	41,347	950,981
Aspen Technology, Inc.*	10,768	2,211,747
Blackbaud, Inc.*	16,576	975,663
CommVault Systems, Inc.*	16,308	1,024,795
Dynatrace, Inc.*	74,139	2,839,524
Envestnet, Inc.*	13,933	859,666
Fair Isaac Corp.*	9,190	5,500,950
Manhattan Associates, Inc.*	22,959	2,787,223
NCR Corp.*	50,555	1,183,493
Paylocity Holding Corp.*	15,221	2,956,831
Qualys, Inc.*	12,719	1,427,453
Teradata Corp.*	37,457	1,260,803

		23,979,129

Technology Hardware, Storage & Peripherals (0.2%)
Super Micro Computer, Inc.*	17,053	1,400,052
Xerox Holdings Corp.	41,222	601,841

		2,001,893

Total Information Technology		90,908,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Materials (5.9%)
Chemicals (2.4%)
Ashland, Inc.	18,319	$1,969,842
Avient Corp.	31,808	1,073,838
Cabot Corp.	20,626	1,378,642
Chemours Co. (The)	55,529	1,700,298
Ingevity Corp.*	12,926	910,507
NewMarket Corp.	2,495	776,219
Olin Corp.	46,866	2,481,086
RPM International, Inc.	47,501	4,628,973
Scotts Miracle-Gro Co. (The)	14,838	720,978
Sensient Technologies Corp.	15,328	1,117,718
Valvoline, Inc.	65,133	2,126,593
Westlake Corp.	12,643	1,296,413

		20,181,107

Construction Materials (0.2%)
Eagle Materials, Inc.	13,557	1,801,047

Containers & Packaging (0.9%)
AptarGroup, Inc.	24,021	2,641,830
Greif, Inc., Class A	9,422	631,839
Silgan Holdings, Inc.	30,725	1,592,784
Sonoco Products Co.	35,879	2,178,214

		7,044,667

Metals & Mining (2.2%)
Alcoa Corp.	65,103	2,960,233
Cleveland-Cliffs, Inc.*	189,601	3,054,472
Commercial Metals Co.	43,175	2,085,353
MP Materials Corp.*	34,351	834,042
Reliance Steel & Aluminum Co.	21,595	4,371,692
Royal Gold, Inc.	24,153	2,722,526
United States Steel Corp.	86,198	2,159,260
Worthington Industries, Inc.	11,157	554,615

		18,742,193

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	26,380	1,561,696

Total Materials		49,330,710

Real Estate (7.3%)
Equity Real Estate Investment Trusts (REITs) (7.0%)
Apartment Income REIT Corp. (REIT)	55,165	1,892,711
Brixmor Property Group, Inc. (REIT)	110,351	2,501,657
Corporate Office Properties Trust (REIT)	40,925	1,061,594
Cousins Properties, Inc. (REIT)	56,350	1,425,092
CubeSmart (REIT)	82,631	3,325,898
Douglas Emmett, Inc. (REIT) (x)	65,411	1,025,644
EastGroup Properties, Inc. (REIT)	16,033	2,373,846
EPR Properties (REIT)	27,340	1,031,265
First Industrial Realty Trust, Inc. (REIT)	48,618	2,346,305
Healthcare Realty Trust, Inc. (REIT)	140,029	2,698,359
Highwoods Properties, Inc. (REIT)	38,336	1,072,641
Independence Realty Trust, Inc. (REIT)	82,542	1,391,658
JBG SMITH Properties (REIT)	35,859	680,604
Kilroy Realty Corp. (REIT)	38,549	1,490,690
Kite Realty Group Trust (REIT)	80,466	1,693,809
Lamar Advertising Co. (REIT), Class A	32,108	3,030,995
Life Storage, Inc. (REIT)	31,400	3,092,900
Macerich Co. (The) (REIT)	79,921	899,910
Medical Properties Trust, Inc. (REIT) (x)	220,030	2,451,134

National Retail Properties, Inc. (REIT)	65,905	$3,015,813
National Storage Affiliates Trust (REIT)	31,093	1,123,079
Omega Healthcare Investors, Inc. (REIT) (x)	86,166	2,408,340
Park Hotels & Resorts, Inc. (REIT)	83,666	986,422
Pebblebrook Hotel Trust (REIT)	48,240	645,934
Physicians Realty Trust (REIT)	84,216	1,218,606
PotlatchDeltic Corp. (REIT)	29,992	1,319,348
Rayonier, Inc. (REIT)	53,819	1,773,874
Rexford Industrial Realty, Inc. (REIT)	67,515	3,689,020
Sabra Health Care REIT, Inc. (REIT)	85,946	1,068,309
SL Green Realty Corp. (REIT) (x)	23,927	806,818
Spirit Realty Capital, Inc. (REIT)	51,387	2,051,883
STORE Capital Corp. (REIT)	97,771	3,134,538

		58,728,696

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	17,464	2,783,238

Total Real Estate		61,511,934

Utilities (3.7%)
Electric Utilities (1.3%)
ALLETE, Inc.	21,032	1,356,774
Hawaiian Electric Industries, Inc.	40,163	1,680,821
IDACORP, Inc.	18,595	2,005,471
OGE Energy Corp.	73,663	2,913,372
PNM Resources, Inc.	31,940	1,558,353
Portland General Electric Co.	32,728	1,603,672

		11,118,463

Gas Utilities (1.3%)
National Fuel Gas Co.	33,659	2,130,615
New Jersey Resources Corp.	35,333	1,753,224
ONE Gas, Inc.	20,145	1,525,379
Southwest Gas Holdings, Inc.	22,939	1,419,465
Spire, Inc.	19,533	1,345,042
UGI Corp.	77,040	2,855,873

		11,029,598

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	18,108	1,565,980

Multi-Utilities (0.4%)
Black Hills Corp.	23,884	1,680,001
NorthWestern Corp.	21,301	1,264,001

		2,944,002

Water Utilities (0.5%)
Essential Utilities, Inc.	87,822	4,191,744

Total Utilities		30,849,787

Total Common Stocks (89.8%) (Cost $596,842,858)		755,224,035

SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	44,336,103	44,358,271

Total Investment Companies		45,358,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.3%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $8,405,375, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $8,569,483. (xx)	$8,401,454	$8,401,454
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $2,802,423, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $3,048,720. (xx)	2,800,000	2,800,000

Total Repurchase Agreements		11,201,454

Total Short-Term Investments (6.7%) (Cost $56,553,335)		56,559,725

Total Investments in Securities (96.5%) (Cost $653,396,193)		811,783,760
Other Assets Less Liabilities (3.5%)		29,222,360

Net Assets (100%)		$841,006,120

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $14,422,974. This was collateralized by $2,685,184 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $12,201,454 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	352	3/2023	USD	85,979,520	(1,651,256)

					(1,651,256)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,668,533	$—	$—	$15,668,533
Consumer Discretionary	105,987,745	—	—	105,987,745
Consumer Staples	30,502,389	—	—	30,502,389
Energy	29,501,931	—	—	29,501,931
Financials	114,368,592	—	—	114,368,592
Health Care	77,038,856	—	—	77,038,856
Industrials	149,555,263	—	—	149,555,263
Information Technology	90,908,295	—	—	90,908,295
Materials	49,330,710	—	—	49,330,710
Real Estate	61,511,934	—	—	61,511,934
Utilities	30,849,787	—	—	30,849,787
Short-Term Investments
Investment Companies	45,358,271	—	—	45,358,271
Repurchase Agreements	—	11,201,454	—	11,201,454

Total Assets	$800,582,306	$11,201,454	$—	$811,783,760

Liabilities:
Futures	$(1,651,256)	$—	$—	$(1,651,256)

Total Liabilities	$(1,651,256)	$—	$—	$(1,651,256)

Total	$798,931,050	$11,201,454	$—	$810,132,504

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,651,256	)*

Total		$(1,651,256)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(25,705,603)	$(25,705,603)

Total	$(25,705,603)	$(25,705,603)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,826,291)	$(3,826,291)

Total	$(3,826,291)	$(3,826,291)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $67,017,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 16%)*	$200,930,861
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 29%)*	$155,119,032

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,008,585
Aggregate gross unrealized depreciation	(62,601,215)

Net unrealized appreciation	$158,407,370

Federal income tax cost of investments in securities and derivative instruments, if applicable	$651,725,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $642,194,739)	$800,582,306
Repurchase Agreements (Cost $11,201,454)	11,201,454
Cash	36,605,904
Cash held as collateral at broker for futures	4,814,100
Dividends, interest and other receivables	1,092,700
Receivable for Portfolio shares sold	55,764
Securities lending income receivable	11,696
Other assets	3,819

Total assets	854,367,743

LIABILITIES
Payable for return of collateral on securities loaned	12,201,454
Due to broker for futures variation margin	473,130
Investment management fees payable	317,026
Payable for Portfolio shares redeemed	153,727
Administrative fees payable	94,636
Distribution fees payable – Class IB	69,234
Trustees’ fees payable	441
Accrued expenses	51,975

Total liabilities	13,361,623

NET ASSETS	$841,006,120

Net assets were comprised of:
Paid in capital	$706,217,316
Total distributable earnings (loss)	134,788,804

Net assets	$841,006,120

Class IB
Net asset value, offering and redemption price per share, $319,557,157 / 15,711,433 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.34

Class K
Net asset value, offering and redemption price per share, $521,448,963 / 25,300,280 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.61

(x)	Includes value of securities on loan of $14,422,974.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$13,114,265
Interest	493,396
Securities lending (net)	277,053

Total income	13,884,714

EXPENSES
Investment management fees	3,983,383
Administrative fees	1,092,765
Distribution fees – Class IB	881,700
Professional fees	81,531
Custodian fees	59,200
Printing and mailing expenses	40,479
Trustees’ fees	28,480
Miscellaneous	40,626

Gross expenses	6,208,164
Less: Waiver from investment manager	(18,740)

Net expenses	6,189,424

NET INVESTMENT INCOME (LOSS)	7,695,290

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	28,605,090
Futures contracts	(25,705,603)

Net realized gain (loss)	2,899,487

Change in unrealized appreciation (depreciation) on:
Investments in securities	(153,399,896)
Futures contracts	(3,826,291)

Net change in unrealized appreciation (depreciation)	(157,226,187)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(154,326,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(146,631,410)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,695,290	$4,128,990
Net realized gain (loss)	2,899,487	117,817,246
Net change in unrealized appreciation (depreciation)	(157,226,187)	73,740,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,631,410)	195,686,396

Distributions to shareholders:
Class IB	(11,269,741)	(51,775,541)
Class K	(19,525,672)	(60,333,127)

Total distributions to shareholders	(30,795,413)	(112,108,668)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 551,190 and 826,392 shares, respectively ]	11,856,105	21,713,796
Capital shares issued in reinvestment of dividends and distributions [ 562,157 and 2,113,907 shares, respectively ]	11,269,741	51,775,541
Capital shares repurchased [ (2,532,687) and (3,049,509) shares, respectively ]	(54,337,300)	(80,073,162)

Total Class IB transactions	(31,211,454)	(6,583,825)

Class K
Capital shares sold [ 8,030,126 and 459,003 shares, respectively ]	177,029,279	12,167,776
Capital shares issued in reinvestment of dividends and distributions [ 957,170 and 2,432,868 shares, respectively ]	19,525,672	60,333,127
Capital shares repurchased [ (3,388,176) and (4,276,613) shares, respectively ]	(71,999,228)	(110,337,368)

Total Class K transactions	124,555,723	(37,836,465)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	93,344,269	(44,420,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,082,554)	39,157,438
NET ASSETS:
Beginning of year	925,088,674	885,931,236

End of year	$841,006,120	$925,088,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$24.94	$22.98	$21.77	$18.06	$22.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.08	0.13	0.17	0.18
Net realized and unrealized gain (loss)	(4.03)	5.25	2.70	4.32	(2.80)

Total from investment operations	(3.88)	5.33	2.83	4.49	(2.62)

Less distributions:
Dividends from net investment income	(0.16)	(0.11)	(0.12)	(0.19)	(0.20)
Distributions from net realized gains	(0.56)	(3.26)	(1.50)	(0.59)	(1.68)
Return of capital	—	—	—	—	(0.01)

Total dividends and distributions	(0.72)	(3.37)	(1.62)	(0.78)	(1.89)

Net asset value, end of year	$20.34	$24.94	$22.98	$21.77	$18.06

Total return	(15.50)%	23.63%	13.47%	24.90%	(12.26)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$319,557	$427,324	$396,119	$388,635	$345,511
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.84%	0.85%	0.85%	0.85%
Before waivers (f)	0.85%	0.84%	0.86%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.70%	0.32%	0.65%	0.83%	0.79%
Before waivers (f)	0.70%	0.32%	0.64%	0.83%	0.79%
Portfolio turnover rate^	19%	17%	22%	21%	15%

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$25.27	$23.23	$21.98	$18.22	$22.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.15	0.18	0.23	0.24
Net realized and unrealized gain (loss)	(4.10)	5.32	2.74	4.36	(2.84)

Total from investment operations	(3.88)	5.47	2.92	4.59	(2.60)

Less distributions:
Dividends from net investment income	(0.22)	(0.17)	(0.17)	(0.24)	(0.24)
Distributions from net realized gains	(0.56)	(3.26)	(1.50)	(0.59)	(1.68)
Return of capital	—	—	—	—	(0.02)

Total dividends and distributions	(0.78)	(3.43)	(1.67)	(0.83)	(1.94)

Net asset value, end of year	$20.61	$25.27	$23.23	$21.98	$18.22

Total return	(15.32)%	24.00%	13.76%	25.24%	(12.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$521,449	$497,765	$489,812	$291,741	$209,756
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.59%	0.60%	0.60%	0.60%
Before waivers (f)	0.60%	0.59%	0.61%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.98%	0.56%	0.88%	1.10%	1.04%
Before waivers (f)	0.98%	0.56%	0.88%	1.09%	1.04%
Portfolio turnover rate^	19%	17%	22%	21%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(22.40)%	2.94%	7.97%
Portfolio – Class K Shares	(22.20)	3.20	8.24
Russell 2000® Index	(20.44)	4.13	9.01

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (22.40)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Index, which returned (20.44)% over the same period.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the Russell 2000 Index fell 20.4%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. Throughout the year, the Portfolio reduced its equity exposure for 79 days, sometimes by as much as 14%.

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were Antero Resources Corp., PBF Energy, Inc., Madrigal Pharmaceuticals, Inc., Halozyme Therapeutics, Inc. and Helmerich & Payne, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Health Care, Consumer Discretionary, Financials and Industrials.

•	The stocks that detracted most from performance were Synaptics, Inc., AMC Entertainment Holdings, Inc., Omnicell, Inc., Intellia Therapeutics, Inc. and Rapid7, Inc.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when small-cap equities rallied off their lows, for instance during choppy markets in February and March, and also gains in October and November. These periods account for the bulk of the underperformance compared to benchmark.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	15.5%
Health Care	15.2
Industrials	14.1
Information Technology	11.5
Consumer Discretionary	9.4
Energy	6.2
Real Estate	5.8
Repurchase Agreements	4.1
Investment Companies	4.1
Materials	3.9
Consumer Staples	3.3
Utilities	3.2
Communication Services	2.4
Cash and Other	1.3

100.0%

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,027.10	$4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.99	4.26
Class K
Actual	1,000.00	1,028.30	3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.25	2.99

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	23,235	$747,470
ATN International, Inc.	14,178	642,405
Bandwidth, Inc., Class A*	31,051	712,620
Charge Enterprises, Inc. (x)*	149,102	184,886
Cogent Communications Holdings, Inc.	55,195	3,150,530
Consolidated Communications Holdings, Inc.*	97,265	348,209
EchoStar Corp., Class A*	42,153	703,112
Globalstar, Inc. (x)*	877,809	1,167,486
IDT Corp., Class B*	19,287	543,315
Iridium Communications, Inc.*	157,837	8,112,822
Liberty Latin America Ltd., Class A*	42,918	323,173
Liberty Latin America Ltd., Class C*	191,332	1,454,123
Ooma, Inc.*	29,513	401,967
Radius Global Infrastructure, Inc.*	100,685	1,190,097

		19,682,215

Entertainment (0.3%)
Cinemark Holdings, Inc.*	139,843	1,211,040
IMAX Corp.*	60,371	885,039
Liberty Media Corp.-Liberty Braves, Class A (x)*	13,323	435,262
Liberty Media Corp.-Liberty Braves, Class C*	48,338	1,557,934
Lions Gate Entertainment Corp., Class A*	78,083	445,854
Lions Gate Entertainment Corp., Class B*	133,561	725,236
Madison Square Garden Entertainment Corp.*	33,040	1,485,809
Marcus Corp. (The) (x)	26,010	374,284
Playstudios, Inc. (x)*	101,675	394,499
Reservoir Media, Inc. (x)*	31,117	185,769
Skillz, Inc. (x)*	395,363	200,251

		7,900,977

Interactive Media & Services (0.6%)
Arena Group Holdings, Inc. (The) (x)*	12,712	134,874
Bumble, Inc., Class A*	106,584	2,243,593
Cargurus, Inc.*	124,165	1,739,552
Cars.com, Inc.*	86,489	1,190,954
DHI Group, Inc.*	59,977	317,278
Eventbrite, Inc., Class A*	98,917	579,654
EverQuote, Inc., Class A*	27,356	403,227
fuboTV, Inc. (x)*	203,858	354,713
Leafly Holdings, Inc. (x)*	5,655	3,687
MediaAlpha, Inc., Class A*	29,978	298,281
Outbrain, Inc. (x)*	49,597	179,541
QuinStreet, Inc.*	66,579	955,409
Shutterstock, Inc.	31,117	1,640,488
TrueCar, Inc.*	125,791	315,735
Vimeo, Inc.*	183,696	630,077
Vinco Ventures, Inc. (x)*	235,931	109,472
Wejo Group Ltd. (x)*	29,725	14,298
Yelp, Inc.*	85,289	2,331,801
Ziff Davis, Inc.*	57,566	4,553,471
ZipRecruiter, Inc., Class A*	92,036	1,511,231

		19,507,336

Media (0.8%)
AdTheorent Holding Co., Inc. (x)*	20,784	34,501
Advantage Solutions, Inc.*	105,877	220,224
AMC Networks, Inc., Class A*	40,781	639,038
Audacy, Inc. (x)*	169,230	38,094
Boston Omaha Corp., Class A*	28,086	744,279
Cardlytics, Inc.*	43,871	253,574
Clear Channel Outdoor Holdings, Inc.*	490,084	514,588
Cumulus Media, Inc., Class A*	22,425	139,259
Daily Journal Corp.*	1,656	414,845
Entravision Communications Corp., Class A	83,125	399,000
EW Scripps Co. (The), Class A*	75,040	989,778
Gambling.com Group Ltd.*	15,149	138,613
Gannett Co., Inc. (x)*	187,132	379,878
Gray Television, Inc.	104,799	1,172,701
iHeartMedia, Inc., Class A*	154,682	948,201
Innovid Corp. (x)*	62,666	107,159
Integral Ad Science Holding Corp.*	51,477	452,483
John Wiley & Sons, Inc., Class A (x)	55,116	2,207,947
Loyalty Ventures, Inc. (x)*	30,236	72,869
Magnite, Inc.*	167,933	1,778,410
PubMatic, Inc., Class A*	51,079	654,322
Scholastic Corp.	37,228	1,469,017
Sinclair Broadcast Group, Inc., Class A	50,420	782,014
Stagwell, Inc. (x)*	100,212	622,317
TechTarget, Inc.*	35,178	1,549,943
TEGNA, Inc.	281,408	5,963,035
Thryv Holdings, Inc.*	32,608	619,552
Urban One, Inc.*	15,556	58,491
Urban One, Inc., Class A*	10,622	48,330
WideOpenWest, Inc.*	60,645	552,476

		23,964,938

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	62,449	921,747
KORE Group Holdings, Inc. (x)*	41,394	52,157
Shenandoah Telecommunications Co.	62,143	986,831
Telephone and Data Systems, Inc.	129,394	1,357,343
United States Cellular Corp.*	20,384	425,006

		3,743,084

Total Communication Services		74,798,550

Consumer Discretionary (9.4%)
Auto Components (1.2%)
Adient plc*	119,152	4,133,383
American Axle & Manufacturing Holdings, Inc.*	145,021	1,134,064
Dana, Inc.	165,659	2,506,421
Dorman Products, Inc.*	32,743	2,647,926
Fox Factory Holding Corp.*	53,338	4,866,026
Gentherm, Inc.*	41,227	2,691,711
Goodyear Tire & Rubber Co. (The)*	351,370	3,566,405
Holley, Inc. (x)*	69,316	146,950
LCI Industries	31,881	2,947,398
Luminar Technologies, Inc. (x)*	308,849	1,528,803
Modine Manufacturing Co.*	63,849	1,268,041
Motorcar Parts of America, Inc.*	25,166	298,469
Patrick Industries, Inc.	28,174	1,707,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Solid Power, Inc. (x)*	147,997	$375,912
Standard Motor Products, Inc.	25,877	900,520
Stoneridge, Inc.*	31,050	669,438
Visteon Corp.*	34,779	4,550,137
XPEL, Inc. (m)*	27,632	1,659,578

		37,598,526

Automobiles (0.1%)
Canoo, Inc. (x)*	145,638	179,135
Cenntro Electric Group Ltd. (x)*	234,560	103,206
Faraday Future Intelligent Electric, Inc. (x)*	138,146	40,104
Fisker, Inc. (x)*	208,583	1,516,398
Lordstown Motors Corp. (x)*	208,095	237,228
Mullen Automotive, Inc. (x)*	227,910	65,182
Winnebago Industries, Inc.	38,818	2,045,709
Workhorse Group, Inc. (x)*	205,080	311,722

		4,498,684

Distributors (0.0%)†
Funko, Inc., Class A (x)*	41,876	456,867
Weyco Group, Inc.	7,955	168,328

		625,195

Diversified Consumer Services (0.9%)
2U, Inc.*	95,810	600,729
Adtalem Global Education, Inc.*	55,561	1,972,416
American Public Education, Inc.*	24,740	304,055
Beachbody Co., Inc. (The) (x)*	122,978	64,686
Carriage Services, Inc.	14,623	402,717
Chegg, Inc.*	156,452	3,953,542
Coursera, Inc.*	146,417	1,732,113
Duolingo, Inc.*	30,207	2,148,624
European Wax Center, Inc., Class A (x)	26,871	334,544
Frontdoor, Inc.*	102,468	2,131,334
Graham Holdings Co., Class B	4,771	2,882,686
Laureate Education, Inc., Class A	167,460	1,610,965
Nerdy, Inc. (x)*	65,877	148,223
OneSpaWorld Holdings Ltd.*	79,662	743,246
Perdoceo Education Corp.*	80,694	1,121,647
Rover Group, Inc. (x)*	118,986	436,679
Strategic Education, Inc.	29,135	2,281,853
Stride, Inc.*	52,087	1,629,281
Udemy, Inc. (x)*	92,587	976,793
Universal Technical Institute, Inc.*	45,157	303,455
Vivint Smart Home, Inc.*	122,835	1,461,737
WW International, Inc.*	69,984	270,138

		27,511,463

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc.*	73,807	568,314
Bally’s Corp. (x)*	43,026	833,844
Biglari Holdings, Inc., Class B*	1,173	162,812
BJ’s Restaurants, Inc.*	29,096	767,552
Bloomin’ Brands, Inc.	110,732	2,227,928
Bluegreen Vacations Holding Corp.	8,536	213,059
Bowlero Corp. (x)*	37,279	502,521
Brinker International, Inc.*	52,720	1,682,295
Century Casinos, Inc.*	36,515	256,700
Cheesecake Factory, Inc. (The) (x)	63,175	2,003,279
Chuy’s Holdings, Inc.*	24,190	684,577

Cracker Barrel Old Country Store, Inc.	28,420	2,692,511
Dave & Buster’s Entertainment, Inc.*	55,104	1,952,886
Denny’s Corp.*	71,928	662,457
Dine Brands Global, Inc.	18,978	1,225,979
El Pollo Loco Holdings, Inc.	25,025	249,249
Everi Holdings, Inc.*	110,712	1,588,717
F45 Training Holdings, Inc. (x)*	42,200	120,270
First Watch Restaurant Group, Inc.*	19,078	258,125
Full House Resorts, Inc.*	42,180	317,194
Golden Entertainment, Inc.*	25,722	962,003
Hilton Grand Vacations, Inc.*	110,603	4,262,640
Inspirato, Inc.*	13,298	15,825
Inspired Entertainment, Inc.*	27,686	350,782
International Game Technology plc	122,233	2,772,244
Jack in the Box, Inc.	26,127	1,782,645
Krispy Kreme, Inc. (x)	92,160	951,091
Kura Sushi USA, Inc., Class A*	5,935	282,981
Life Time Group Holdings, Inc. (x)*	48,313	577,823
Light & Wonder, Inc.*	118,827	6,963,262
Lindblad Expeditions Holdings, Inc. (x)*	41,743	321,421
Monarch Casino & Resort, Inc.*	17,077	1,313,050
NEOGAMES SA*	16,691	203,463
Noodles & Co., Class A*	52,475	288,088
ONE Group Hospitality, Inc. (The)*	28,283	178,183
Papa John’s International, Inc.	40,744	3,353,639
Portillo’s, Inc., Class A (x)*	35,139	573,468
RCI Hospitality Holdings, Inc.	11,043	1,029,097
Red Rock Resorts, Inc., Class A	65,086	2,604,091
Rush Street Interactive, Inc.*	81,871	293,917
Ruth’s Hospitality Group, Inc.	41,246	638,488
SeaWorld Entertainment, Inc.*	50,174	2,684,811
Shake Shack, Inc., Class A*	48,117	1,998,299
Sonder Holdings, Inc. (x)*	197,180	244,503
Sweetgreen, Inc., Class A (x)*	110,608	947,911
Target Hospitality Corp. (x)*	36,092	546,433
Texas Roadhouse, Inc.	84,884	7,720,200
Vacasa, Inc., Class A (x)*	116,045	146,217
Wingstop, Inc.	38,466	5,293,691
Xponential Fitness, Inc., Class A*	23,893	547,866

		68,818,401

Household Durables (1.4%)
Aterian, Inc. (x)*	97,115	74,808
Beazer Homes USA, Inc.*	37,827	482,672
Cavco Industries, Inc.*	11,432	2,586,490
Century Communities, Inc.	34,797	1,740,198
Dream Finders Homes, Inc., Class A (x)*	28,248	244,628
Ethan Allen Interiors, Inc.	27,157	717,488
GoPro, Inc., Class A*	149,106	742,548
Green Brick Partners, Inc.*	33,815	819,337
Helen of Troy Ltd.*	29,483	3,269,959
Hovnanian Enterprises, Inc., Class A*	7,407	311,687
Installed Building Products, Inc.	30,540	2,614,224
iRobot Corp. (x)*	34,444	1,657,790
KB Home	97,944	3,119,516
Landsea Homes Corp.*	14,399	75,019
La-Z-Boy, Inc.	55,168	1,258,934
Legacy Housing Corp.*	10,782	204,427
LGI Homes, Inc.*	25,697	2,379,542
Lifetime Brands, Inc.	16,995	128,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Lovesac Co. (The)*	15,294	$336,621
M.D.C. Holdings, Inc.	70,513	2,228,211
M/I Homes, Inc.*	32,427	1,497,479
Meritage Homes Corp.*	45,440	4,189,568
Purple Innovation, Inc. (x)*	72,687	348,171
Skyline Champion Corp.*	66,699	3,435,665
Snap One Holdings Corp. (x)*	23,676	175,439
Sonos, Inc.*	163,763	2,767,595
Taylor Morrison Home Corp., Class A*	132,086	4,008,810
Traeger, Inc.*	41,969	118,353
Tri Pointe Homes, Inc.*	130,453	2,425,121
Tupperware Brands Corp.*	56,062	232,097
Universal Electronics, Inc.*	17,079	355,414
Vizio Holding Corp., Class A (x)*	87,006	644,714
Vuzix Corp. (x)*	78,677	286,384
Weber, Inc., Class A (x)	36,437	293,318

		45,771,219

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	33,407	319,371
1stdibs.com, Inc. (x)*	26,962	136,967
aka Brands Holding Corp. (x)*	12,787	16,239
BARK, Inc. (x)*	99,289	147,941
Boxed, Inc. (x)*	14,982	2,920
CarParts.com, Inc.*	68,578	429,298
ContextLogic, Inc., Class A (x)*	769,451	375,261
Duluth Holdings, Inc., Class B (x)*	17,338	107,149
Groupon, Inc. (x)*	31,108	266,907
Lands’ End, Inc.*	20,766	157,614
Liquidity Services, Inc.*	32,010	450,061
Lulu’s Fashion Lounge Holdings, Inc. (x)*	7,785	19,540
Overstock.com, Inc.*	54,650	1,058,024
PetMed Express, Inc. (x)	22,927	405,808
Porch Group, Inc. (x)*	106,904	200,979
Poshmark, Inc., Class A*	58,970	1,054,384
Quotient Technology, Inc.*	104,373	357,999
Qurate Retail, Inc.*	449,260	732,294
RealReal, Inc. (The) (x)*	120,000	150,000
Rent the Runway, Inc., Class A (x)*	66,735	203,542
Revolve Group, Inc. (x)*	52,398	1,166,379
RumbleON, Inc., Class B (x)*	12,627	81,697
Stitch Fix, Inc., Class A*	109,183	339,559
ThredUp, Inc., Class A (x)*	74,937	98,167
Vivid Seats, Inc., Class A (x)*	29,832	217,774
Xometry, Inc., Class A (x)*	43,351	1,397,203

		9,893,077

Leisure Products (0.4%)
Acushnet Holdings Corp.	43,299	1,838,476
AMMO, Inc. (x)*	112,111	193,952
Clarus Corp.	35,111	275,270
Johnson Outdoors, Inc., Class A	7,018	464,030
Latham Group, Inc.*	56,960	183,411
Malibu Boats, Inc., Class A*	26,134	1,392,942
Marine Products Corp.	12,209	143,700
MasterCraft Boat Holdings, Inc.*	22,880	591,906
Smith & Wesson Brands, Inc.	56,247	488,224
Solo Brands, Inc., Class A (x)*	29,624	110,201
Sturm Ruger & Co., Inc.	22,123	1,119,866

Topgolf Callaway Brands Corp.*	174,941	3,455,085
Vista Outdoor, Inc.*	68,311	1,664,739

		11,921,802

Multiline Retail (0.1%)
Big Lots, Inc.	36,405	535,154
Dillard’s, Inc., Class A (x)	5,255	1,698,416
Franchise Group, Inc. (x)	35,334	841,656

		3,075,226

Specialty Retail (2.2%)
Aaron’s Co., Inc. (The)	41,381	494,503
Abercrombie & Fitch Co., Class A*	63,681	1,458,932
Academy Sports & Outdoors, Inc.	97,876	5,142,405
American Eagle Outfitters, Inc.	189,909	2,651,130
America’s Car-Mart, Inc.*	8,117	586,534
Arko Corp.	98,516	853,149
Asbury Automotive Group, Inc.*	27,841	4,990,499
Bed Bath & Beyond, Inc. (x)*	107,431	269,652
Big 5 Sporting Goods Corp. (x)	27,195	240,132
Boot Barn Holdings, Inc.*	36,232	2,265,225
Buckle, Inc. (The)	38,755	1,757,539
Build-A-Bear Workshop, Inc.*	18,197	433,816
Caleres, Inc.	45,737	1,019,020
Camping World Holdings, Inc., Class A (x)	49,386	1,102,296
Cato Corp. (The), Class A	23,024	214,814
Chico’s FAS, Inc.*	161,290	793,547
Children’s Place, Inc. (The)*	16,251	591,861
Citi Trends, Inc.*	11,516	304,944
Conn’s, Inc.*	16,744	115,199
Container Store Group, Inc. (The)*	42,623	183,705
Designer Brands, Inc., Class A	70,859	693,001
Destination XL Group, Inc.*	74,702	504,239
EVgo, Inc. (x)*	87,937	393,078
Express, Inc. (x)*	76,472	78,001
Foot Locker, Inc.	101,986	3,854,051
Genesco, Inc.*	15,665	720,903
Group 1 Automotive, Inc.	17,828	3,215,636
GrowGeneration Corp. (x)*	78,304	306,952
Guess?, Inc. (x)	43,686	903,863
Haverty Furniture Cos., Inc.	18,918	565,648
Hibbett, Inc.	14,999	1,023,232
JOANN, Inc. (x)	16,795	47,866
LL Flooring Holdings, Inc.*	40,219	226,031
MarineMax, Inc.*	25,235	787,837
Monro, Inc.	39,445	1,782,914
Murphy USA, Inc.	26,406	7,381,533
National Vision Holdings, Inc.*	98,304	3,810,263
ODP Corp. (The)*	53,234	2,424,276
OneWater Marine, Inc., Class A (x)*	14,466	413,728
Party City Holdco, Inc. (x)*	148,169	54,156
Rent-A-Center, Inc.	63,908	1,441,125
Sally Beauty Holdings, Inc.*	137,430	1,720,624
Shoe Carnival, Inc.	22,143	529,439
Signet Jewelers Ltd.	57,313	3,897,284
Sleep Number Corp.*	27,361	710,839
Sonic Automotive, Inc., Class A	22,682	1,117,542
Sportsman’s Warehouse Holdings, Inc.*	58,978	554,983
Tile Shop Holdings, Inc.*	40,933	179,287
Tilly’s, Inc., Class A*	30,389	275,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Torrid Holdings, Inc. (x)*	24,499	$72,517
TravelCenters of America, Inc.*	15,053	674,073
Urban Outfitters, Inc.*	78,676	1,876,423
Volta, Inc. (x)*	160,320	56,978
Warby Parker, Inc., Class A (x)*	100,594	1,357,013
Winmark Corp.	3,552	837,668
Zumiez, Inc.*	17,218	374,319

		70,331,244

Textiles, Apparel & Luxury Goods (0.6%)
Allbirds, Inc., Class A (x)*	132,446	320,519
Crocs, Inc.*	76,316	8,274,944
Ermenegildo Zegna NV (x)	75,614	791,679
Fossil Group, Inc.*	42,366	182,597
G-III Apparel Group Ltd.*	55,986	767,568
Kontoor Brands, Inc.	68,863	2,753,831
Movado Group, Inc.	20,609	664,640
Oxford Industries, Inc.	18,789	1,750,759
PLBY Group, Inc. (x)*	38,637	106,252
Rocky Brands, Inc.	6,208	146,633
Steven Madden Ltd.	97,299	3,109,676
Superior Group of Cos., Inc.	16,655	167,549
Unifi, Inc.*	18,714	161,128
Wolverine World Wide, Inc.	100,261	1,095,853

		20,293,628

Total Consumer Discretionary		300,338,465

Consumer Staples (3.3%)
Beverages (0.6%)
Celsius Holdings, Inc.*	70,095	7,292,684
Coca-Cola Consolidated, Inc.	5,842	2,993,207
Duckhorn Portfolio, Inc. (The)*	47,403	785,468
MGP Ingredients, Inc.	18,012	1,916,117
National Beverage Corp.*	29,759	1,384,686
Primo Water Corp.	195,739	3,041,784
Vintage Wine Estates, Inc. (x)*	45,632	148,760
Vita Coco Co., Inc. (The) (x)*	35,771	494,355

		18,057,061

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	41,104	1,438,229
Chefs’ Warehouse, Inc. (The)*	43,755	1,456,167
Fresh Market, Inc. (The) (r)*	62,407	—
HF Foods Group, Inc. (x)*	48,544	197,089
Ingles Markets, Inc., Class A	17,831	1,719,978
Natural Grocers by Vitamin Cottage, Inc.	12,264	112,093
PriceSmart, Inc.	30,332	1,843,579
Rite Aid Corp.*	74,004	247,173
SpartanNash Co.	45,838	1,386,141
Sprouts Farmers Market, Inc.*	135,045	4,371,407
United Natural Foods, Inc.*	72,620	2,811,120
Village Super Market, Inc., Class A	11,321	263,666
Weis Markets, Inc.	21,090	1,735,496

		17,582,138

Food Products (1.1%)
Alico, Inc.	8,450	201,702
AppHarvest, Inc. (x)*	98,314	55,783
B&G Foods, Inc. (x)	91,688	1,022,321
Benson Hill, Inc. (x)*	219,670	560,159

Beyond Meat, Inc. (x)*	78,782	969,806
BRC, Inc., Class A (x)*	32,550	198,881
Calavo Growers, Inc.	22,950	674,730
Cal-Maine Foods, Inc.	47,168	2,568,298
Fresh Del Monte Produce, Inc.	36,083	945,014
Hain Celestial Group, Inc. (The)*	113,082	1,829,667
Hostess Brands, Inc.*	174,641	3,918,944
J & J Snack Foods Corp.	19,507	2,920,393
John B Sanfilippo & Son, Inc.	11,457	931,683
Lancaster Colony Corp.	24,469	4,827,734
Lifecore Biomedical, Inc.*	34,777	225,355
Local Bounti Corp. (x)*	81,656	113,502
Mission Produce, Inc.*	54,030	627,829
Seneca Foods Corp., Class A*	6,282	382,888
Simply Good Foods Co. (The)*	113,282	4,308,114
Sovos Brands, Inc.*	48,359	694,919
SunOpta, Inc.*	117,069	988,062
Tattooed Chef, Inc. (x)*	63,332	77,898
Tootsie Roll Industries, Inc.	19,028	810,022
TreeHouse Foods, Inc.*	63,425	3,131,926
Utz Brands, Inc. (x)	79,026	1,253,352
Vital Farms, Inc.*	40,264	600,739
Whole Earth Brands, Inc.*	54,091	220,150

		35,059,871

Household Products (0.2%)
Central Garden & Pet Co.*	11,566	433,147
Central Garden & Pet Co., Class A*	50,737	1,816,385
Energizer Holdings, Inc.	83,602	2,804,847
WD-40 Co.	16,991	2,739,119

		7,793,498

Personal Products (0.7%)
Beauty Health Co. (The) (x)*	127,983	1,164,645
BellRing Brands, Inc.*	165,774	4,250,445
e.l.f. Beauty, Inc.*	62,122	3,435,347
Edgewell Personal Care Co.	63,938	2,464,171
Herbalife Nutrition Ltd.*	120,225	1,788,948
Honest Co., Inc. (The) (x)*	83,424	251,106
Inter Parfums, Inc.	23,035	2,223,338
Medifast, Inc.	13,423	1,548,343
Nature’s Sunshine Products, Inc.*	20,349	169,304
Nu Skin Enterprises, Inc., Class A	64,076	2,701,444
Thorne HealthTech, Inc.*	22,524	81,762
USANA Health Sciences, Inc.*	15,143	805,608
Veru, Inc. (x)*	83,379	440,241

		21,324,702

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	218,530	201,157
Turning Point Brands, Inc.	19,287	417,177
Universal Corp.	29,422	1,553,776
Vector Group Ltd.	178,086	2,112,100

		4,284,210

Total Consumer Staples		104,101,480

Energy (6.2%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	173,706	1,559,880
Borr Drilling Ltd.*	254,354	1,264,139
Bristow Group, Inc.*	29,974	813,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Cactus, Inc., Class A	75,641	$3,801,717
ChampionX Corp.	252,825	7,329,397
Diamond Offshore Drilling, Inc.*	129,839	1,350,326
DMC Global, Inc.*	24,910	484,250
Dril-Quip, Inc.*	43,756	1,188,850
Expro Group Holdings NV*	99,473	1,803,445
Helix Energy Solutions Group, Inc.*	170,433	1,257,795
Helmerich & Payne, Inc.	130,138	6,450,941
Liberty Energy, Inc., Class A	178,093	2,851,269
Nabors Industries Ltd.*	11,629	1,800,983
National Energy Services Reunited Corp.*	53,289	369,826
Newpark Resources, Inc.*	110,675	459,301
NexTier Oilfield Solutions, Inc.*	216,609	2,001,467
Noble Corp. plc*	106,455	4,014,418
Oceaneering International, Inc.*	128,337	2,244,614
Oil States International, Inc.*	81,404	607,274
Patterson-UTI Energy, Inc.	270,481	4,554,900
ProFrac Holding Corp., Class A (x)*	29,543	744,484
ProPetro Holding Corp.*	112,079	1,162,259
RPC, Inc.	95,396	848,070
Select Energy Services, Inc., Class A	96,254	889,387
Solaris Oilfield Infrastructure, Inc., Class A	41,591	412,999
TETRA Technologies, Inc.*	163,202	564,679
Tidewater, Inc.*	58,789	2,166,375
US Silica Holdings, Inc.*	91,988	1,149,850
Valaris Ltd.*	76,782	5,191,999
Weatherford International plc*	88,596	4,511,308

		63,849,397

Oil, Gas & Consumable Fuels (4.2%)
Aemetis, Inc. (x)*	33,588	133,008
Alto Ingredients, Inc.*	95,106	273,905
Amplify Energy Corp.*	45,043	395,928
Arch Resources, Inc.	18,977	2,709,726
Ardmore Shipping Corp.*	44,728	644,530
Battalion Oil Corp.*	3,251	31,567
Berry Corp.	100,296	802,368
California Resources Corp.	95,594	4,159,295
Callon Petroleum Co.*	63,152	2,342,308
Centrus Energy Corp., Class A*	13,664	443,807
Chord Energy Corp.	52,343	7,161,046
Civitas Resources, Inc.	93,321	5,406,085
Clean Energy Fuels Corp. (x)*	217,519	1,131,099
CNX Resources Corp.*	225,175	3,791,947
Comstock Resources, Inc.	112,802	1,546,515
CONSOL Energy, Inc.	42,602	2,769,130
Crescent Energy Co., Class A (x)	49,440	592,786
CVR Energy, Inc.	37,945	1,189,196
Delek US Holdings, Inc.	90,446	2,442,042
Denbury, Inc.*	63,295	5,507,931
DHT Holdings, Inc.	166,709	1,480,376
Dorian LPG Ltd.	39,407	746,763
Earthstone Energy, Inc., Class A (x)*	56,404	802,629
Empire Petroleum Corp. (x)*	9,254	113,824
Energy Fuels, Inc. (x)*	200,203	1,243,261
Equitrans Midstream Corp.	516,570	3,461,019
Excelerate Energy, Inc., Class A	25,007	626,425
FLEX LNG Ltd. (x)	36,586	1,195,996
Frontline Ltd. (x)	160,012	1,942,546
Gevo, Inc. (x)*	256,338	487,042

Golar LNG Ltd.*	126,106	2,873,956
Green Plains, Inc.*	53,568	1,633,824
Gulfport Energy Corp.*	13,572	999,442
HighPeak Energy, Inc. (x)	9,418	215,390
International Seaways, Inc.	63,226	2,340,626
Kinetik Holdings, Inc. (x)	23,171	766,497
Kosmos Energy Ltd.*	566,098	3,600,383
Laredo Petroleum, Inc.*	21,647	1,113,089
Magnolia Oil & Gas Corp., Class A	220,179	5,163,198
Matador Resources Co.	142,504	8,156,929
Murphy Oil Corp.	186,770	8,032,978
NACCO Industries, Inc., Class A	4,787	181,906
NextDecade Corp. (x)*	39,617	195,708
Nordic American Tankers Ltd.	232,922	712,741
Northern Oil and Gas, Inc. (x)	83,389	2,570,049
Par Pacific Holdings, Inc.*	62,745	1,458,821
PBF Energy, Inc., Class A	121,801	4,967,045
Peabody Energy Corp.*	147,815	3,905,272
Permian Resources Corp. (x)	263,964	2,481,262
Ranger Oil Corp.	25,548	1,032,906
REX American Resources Corp.*	21,360	680,530
Riley Exploration Permian, Inc. (x)	14,071	414,109
Ring Energy, Inc. (x)*	109,479	269,318
SandRidge Energy, Inc.*	27,542	469,040
Scorpio Tankers, Inc.	60,880	3,273,518
SFL Corp. Ltd.	138,904	1,280,695
SilverBow Resources, Inc. (x)*	14,827	419,308
Sitio Royalties Corp.	89,571	2,584,117
SM Energy Co.	153,426	5,343,828
Talos Energy, Inc.*	80,411	1,518,160
Teekay Corp.*	89,550	406,557
Teekay Tankers Ltd., Class A*	28,190	868,534
Tellurian, Inc. (x)*	621,733	1,044,511
Uranium Energy Corp. (x)*	445,495	1,728,521
Ur-Energy, Inc. (x)*	261,890	301,173
VAALCO Energy, Inc. (x)	136,347	621,742
Vertex Energy, Inc. (x)*	69,389	430,212
W&T Offshore, Inc.*	120,419	671,938
World Fuel Services Corp.	78,685	2,150,461

		132,452,394

Total Energy		196,301,791

Financials (15.5%)
Banks (9.0%)
1st Source Corp.	20,691	1,098,485
ACNB Corp.	11,388	453,356
Amalgamated Financial Corp.	22,290	513,562
Amerant Bancorp, Inc.	35,584	955,075
American National Bankshares, Inc.	14,008	517,315
Ameris Bancorp	83,243	3,924,075
Arrow Financial Corp.	18,183	616,404
Associated Banc-Corp.	187,944	4,339,627
Atlantic Union Bankshares Corp.	96,105	3,377,130
Banc of California, Inc.	67,622	1,077,218
BancFirst Corp.	24,360	2,148,065
Bancorp, Inc. (The)*	70,760	2,008,169
Bank First Corp. (x)	9,758	905,738
Bank of Marin Bancorp	21,120	694,426
Bank of NT Butterfield & Son Ltd. (The)	60,992	1,818,172
BankUnited, Inc.	97,413	3,309,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Bankwell Financial Group, Inc.	4,748	$139,734
Banner Corp.	42,664	2,696,365
Bar Harbor Bankshares	18,959	607,446
BayCom Corp.	17,323	328,791
BCB Bancorp, Inc.	19,372	348,502
Berkshire Hills Bancorp, Inc.	56,512	1,689,709
Blue Ridge Bankshares, Inc.	21,840	272,782
Brookline Bancorp, Inc.	96,422	1,364,371
Business First Bancshares, Inc.	24,927	551,884
Byline Bancorp, Inc.	29,312	673,297
Cadence Bank	227,064	5,599,398
Cambridge Bancorp	8,766	728,104
Camden National Corp.	18,461	769,639
Capital Bancorp, Inc.	11,538	271,604
Capital City Bank Group, Inc.	17,355	564,037
Capstar Financial Holdings, Inc.	22,790	402,471
Carter Bankshares, Inc.*	26,442	438,673
Cathay General Bancorp	92,400	3,768,996
Central Pacific Financial Corp.	32,457	658,228
Citizens & Northern Corp.	20,489	468,379
City Holding Co.	17,185	1,599,752
Civista Bancshares, Inc.	19,906	438,131
CNB Financial Corp.	20,668	491,692
Coastal Financial Corp.*	12,192	579,364
Colony Bankcorp, Inc.	22,063	279,979
Columbia Banking System, Inc. (x)	98,543	2,969,101
Community Bank System, Inc.	67,167	4,228,163
Community Trust Bancorp, Inc.	18,571	852,966
ConnectOne Bancorp, Inc.	47,628	1,153,074
CrossFirst Bankshares, Inc.*	58,470	725,613
Customers Bancorp, Inc.*	37,763	1,070,203
CVB Financial Corp.	166,842	4,296,181
Dime Community Bancshares, Inc.	41,156	1,309,995
Eagle Bancorp, Inc.	40,682	1,792,856
Eastern Bankshares, Inc.	195,521	3,372,737
Enterprise Bancorp, Inc.	11,976	422,753
Enterprise Financial Services Corp.	43,582	2,133,775
Equity Bancshares, Inc., Class A	19,488	636,673
Esquire Financial Holdings, Inc.	9,333	403,746
Farmers & Merchants Bancorp, Inc. (x)	16,326	443,741
Farmers National Banc Corp.	40,387	570,264
FB Financial Corp.	45,920	1,659,549
Financial Institutions, Inc.	19,381	472,121
First Bancorp (Nasdaq Stock Exchange)	40,773	1,746,715
First Bancorp (Quotrix Stock Exchange)	232,342	2,955,390
First Bancorp, Inc. (The)	13,769	412,244
First Bancshares, Inc. (The)	25,263	808,669
First Bank	20,896	287,529
First Busey Corp.	66,232	1,637,255
First Business Financial Services, Inc.	10,811	395,142
First Commonwealth Financial Corp.	119,829	1,674,011
First Community Bankshares, Inc.	20,471	693,967
First Financial Bancorp	119,598	2,897,860
First Financial Bankshares, Inc.	164,040	5,642,976
First Financial Corp.	12,619	581,483
First Foundation, Inc.	65,629	940,464
First Guaranty Bancshares, Inc. (x)	8,210	192,524
First Internet Bancorp	11,309	274,582

First Interstate BancSystem, Inc., Class A	115,366	4,458,896
First Merchants Corp.	71,480	2,938,543
First Mid Bancshares, Inc.	25,123	805,946
First of Long Island Corp. (The)	25,304	455,472
First Western Financial, Inc.*	10,642	299,572
Five Star Bancorp	16,708	455,126
Flushing Financial Corp.	36,480	706,982
Fulton Financial Corp.	208,172	3,503,535
FVCBankcorp, Inc.*	16,105	307,122
German American Bancorp, Inc.	35,526	1,325,120
Glacier Bancorp, Inc.	140,380	6,937,580
Great Southern Bancorp, Inc.	11,478	682,826
Guaranty Bancshares, Inc.	10,439	361,607
Hancock Whitney Corp.	108,924	5,270,832
Hanmi Financial Corp.	38,839	961,265
HarborOne Bancorp, Inc.	50,914	707,705
HBT Financial, Inc.	13,026	254,919
Heartland Financial USA, Inc.	52,713	2,457,480
Heritage Commerce Corp.	75,388	980,044
Heritage Financial Corp.	44,391	1,360,140
Hilltop Holdings, Inc.	65,308	1,959,893
Home BancShares, Inc.	240,578	5,482,773
HomeStreet, Inc.	22,850	630,203
HomeTrust Bancshares, Inc.	18,249	441,078
Hope Bancorp, Inc.	146,651	1,878,599
Horizon Bancorp, Inc.	46,142	695,821
Independent Bank Corp.	27,058	647,227
Independent Bank Corp./MA	57,797	4,879,801
Independent Bank Group, Inc.	44,550	2,676,564
International Bancshares Corp.	67,103	3,070,633
John Marshall Bancorp, Inc. (x)	15,360	442,061
Lakeland Bancorp, Inc.	79,850	1,406,158
Lakeland Financial Corp.	31,487	2,297,606
Live Oak Bancshares, Inc.	42,008	1,268,642
Macatawa Bank Corp.	33,702	371,733
Mercantile Bank Corp.	19,756	661,431
Metrocity Bankshares, Inc.	23,954	518,125
Metropolitan Bank Holding Corp.*	13,229	776,145
Mid Penn Bancorp, Inc.	18,390	551,148
Midland States Bancorp, Inc.	23,212	617,903
MidWestOne Financial Group, Inc.	19,067	605,377
MVB Financial Corp.	14,241	313,587
National Bank Holdings Corp., Class A	37,500	1,577,625
NBT Bancorp, Inc.	50,393	2,188,064
Nicolet Bankshares, Inc.*	15,770	1,258,288
Northeast Bank	9,059	381,384
Northwest Bancshares, Inc.	148,805	2,080,294
OceanFirst Financial Corp.	70,751	1,503,459
OFG Bancorp	59,790	1,647,812
Old National Bancorp	369,850	6,649,903
Old Second Bancorp, Inc.	51,905	832,556
Origin Bancorp, Inc.	28,823	1,057,804
Orrstown Financial Services, Inc.	14,497	335,750
Pacific Premier Bancorp, Inc.	120,156	3,792,123
Park National Corp.	18,413	2,591,630
Parke Bancorp, Inc.	13,624	282,562
Pathward Financial, Inc.	36,132	1,555,483
PCB Bancorp	15,686	277,485
PCSB Financial Corp.	10,839	206,375
Peapack-Gladstone Financial Corp.	22,309	830,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Peoples Bancorp, Inc.	32,752	$925,244
Peoples Financial Services Corp.	8,977	465,368
Preferred Bank	13,351	996,252
Premier Financial Corp.	45,453	1,225,867
Primis Financial Corp.	30,488	361,283
Professional Holding Corp., Class A*	17,427	483,425
QCR Holdings, Inc.	20,529	1,019,060
RBB Bancorp	18,763	391,209
Red River Bancshares, Inc.	6,076	310,241
Renasant Corp.	70,240	2,640,322
Republic Bancorp, Inc., Class A	11,164	456,831
Republic First Bancorp, Inc.*	72,334	155,518
S&T Bancorp, Inc.	47,713	1,630,830
Sandy Spring Bancorp, Inc.	53,548	1,886,496
Seacoast Banking Corp. of Florida	72,934	2,274,811
ServisFirst Bancshares, Inc.	63,214	4,356,077
Shore Bancshares, Inc.	23,985	418,059
Sierra Bancorp	18,826	399,864
Silvergate Capital Corp., Class A*	37,740	656,676
Simmons First National Corp., Class A	154,045	3,324,291
SmartFinancial, Inc.	18,291	503,002
South Plains Financial, Inc.	11,235	309,300
Southern First Bancshares, Inc.*	9,723	444,827
Southside Bancshares, Inc.	39,240	1,412,248
SouthState Corp.	96,218	7,347,206
Stellar Bancorp, Inc.	58,175	1,713,835
Stock Yards Bancorp, Inc.	35,568	2,311,209
Summit Financial Group, Inc.	14,280	355,429
Texas Capital Bancshares, Inc.*	64,173	3,870,274
Third Coast Bancshares, Inc. (x)*	18,188	335,205
Tompkins Financial Corp.	17,809	1,381,622
Towne Bank	84,602	2,609,126
TriCo Bancshares	40,028	2,041,028
Triumph Financial, Inc.*	29,961	1,464,194
Trustmark Corp.	78,676	2,746,579
UMB Financial Corp.	55,454	4,631,518
United Bankshares, Inc.	164,172	6,647,324
United Community Banks, Inc.	134,128	4,533,526
Unity Bancorp, Inc.	9,490	259,362
Univest Financial Corp.	35,970	939,896
USCB Financial Holdings, Inc. (x)*	13,831	168,738
Valley National Bancorp	545,774	6,172,704
Veritex Holdings, Inc.	63,262	1,776,397
Washington Federal, Inc.	79,979	2,683,295
Washington Trust Bancorp, Inc.	21,930	1,034,657
WesBanco, Inc.	72,746	2,690,147
West Bancorp, Inc.	20,785	531,057
Westamerica Bancorp	32,054	1,891,507

		286,796,681

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	75,254	2,235,044
AssetMark Financial Holdings, Inc.*	29,048	668,104
Associated Capital Group, Inc., Class A	2,176	91,370
B Riley Financial, Inc. (x)	25,072	857,462
Bakkt Holdings, Inc. (x)*	85,349	101,565
BGC Partners, Inc., Class A	387,390	1,460,460
Blucora, Inc.*	57,437	1,466,367
Brightsphere Investment Group, Inc.	38,337	788,976
Cohen & Steers, Inc.	31,497	2,033,446

Cowen, Inc., Class A	33,711	1,301,919
Diamond Hill Investment Group, Inc.	3,788	700,856
Donnelley Financial Solutions, Inc.*	31,090	1,201,629
Federated Hermes, Inc., Class B	107,115	3,889,346
Focus Financial Partners, Inc., Class A*	74,441	2,774,416
GCM Grosvenor, Inc., Class A (x)	52,748	401,412
Hamilton Lane, Inc., Class A	45,371	2,898,300
Houlihan Lokey, Inc.	62,890	5,481,492
MarketWise, Inc. (x)*	22,063	37,066
Moelis & Co., Class A	79,593	3,053,984
Open Lending Corp., Class A*	125,795	849,116
Oppenheimer Holdings, Inc., Class A	10,476	443,449
Perella Weinberg Partners	52,631	515,784
Piper Sandler Cos.	21,527	2,802,600
PJT Partners, Inc., Class A	29,134	2,146,885
Sculptor Capital Management, Inc.	32,923	285,113
Silvercrest Asset Management Group, Inc., Class A	13,367	250,899
StepStone Group, Inc., Class A	68,366	1,721,456
StoneX Group, Inc.*	22,228	2,118,328
Value Line, Inc.	1,697	86,343
Victory Capital Holdings, Inc., Class A	22,240	596,699
Virtus Investment Partners, Inc.	8,485	1,624,368
WisdomTree, Inc.	163,663	891,963

		45,776,217

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	6,639	173,942
Bread Financial Holdings, Inc.	41,520	1,563,643
Consumer Portfolio Services, Inc. (x)*	11,897	105,288
Curo Group Holdings Corp. (x)	28,331	100,575
Encore Capital Group, Inc. (x)*	30,475	1,460,971
Enova International, Inc.*	38,181	1,465,005
EZCORP, Inc., Class A*	64,124	522,611
FirstCash Holdings, Inc.	48,577	4,221,827
Green Dot Corp., Class A*	63,387	1,002,782
LendingClub Corp.*	131,721	1,159,145
LendingTree, Inc.*	14,227	303,462
Moneylion, Inc. (x)*	159,882	99,127
Navient Corp.	142,981	2,352,037
Nelnet, Inc., Class A	18,137	1,645,933
NerdWallet, Inc., Class A (x)*	32,110	308,256
Oportun Financial Corp.*	37,574	207,033
OppFi, Inc. (x)*	17,445	35,762
PRA Group, Inc.*	47,420	1,601,848
PROG Holdings, Inc.*	60,556	1,022,791
Regional Management Corp.	10,278	288,606
Sunlight Financial Holdings, Inc. (x)*	42,226	54,472
World Acceptance Corp.*	4,895	322,776

		20,017,892

Diversified Financial Services (0.3%)
Alerus Financial Corp.	21,004	490,443
A-Mark Precious Metals, Inc.	23,846	828,172
Banco Latinoamericano de Comercio Exterior SA, Class E	35,299	571,844
Cannae Holdings, Inc.*	91,513	1,889,743
Compass Diversified Holdings	81,671	1,488,862
Jackson Financial, Inc., Class A	95,340	3,316,879
SWK Holdings Corp. (x)*	4,613	81,373

		8,667,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Insurance (1.9%)
Ambac Financial Group, Inc.*	50,387	$878,749
American Equity Investment Life Holding Co.	90,402	4,124,139
AMERISAFE, Inc.	24,520	1,274,304
Argo Group International Holdings Ltd.	39,184	1,012,906
Bright Health Group, Inc. (x)*	253,992	165,069
BRP Group, Inc., Class A (x)*	76,731	1,929,017
CNO Financial Group, Inc.	141,653	3,236,771
Crawford & Co., Class A	21,826	121,353
Donegal Group, Inc., Class A	21,080	299,336
eHealth, Inc.*	33,108	160,243
Employers Holdings, Inc.	32,527	1,402,889
Enstar Group Ltd.*	14,421	3,331,828
Genworth Financial, Inc., Class A*	630,033	3,332,875
Goosehead Insurance, Inc., Class A*	24,443	839,373
Greenlight Capital Re Ltd., Class A*	35,234	287,157
HCI Group, Inc. (x)	8,281	327,845
Hippo Holdings, Inc. (x)*	16,590	225,624
Horace Mann Educators Corp.	52,198	1,950,639
Investors Title Co.	1,741	256,885
James River Group Holdings Ltd.	48,091	1,005,583
Kinsale Capital Group, Inc.	27,227	7,120,405
Lemonade, Inc. (x)*	55,092	753,659
MBIA, Inc.*	56,926	731,499
Mercury General Corp.	31,856	1,089,475
National Western Life Group, Inc., Class A	2,912	818,272
NI Holdings, Inc.*	11,494	152,525
Oscar Health, Inc., Class A*	151,580	372,887
Palomar Holdings, Inc.*	31,157	1,407,050
ProAssurance Corp.	69,181	1,208,592
RLI Corp.	49,110	6,446,670
Root, Inc., Class A (x)*	9,749	43,772
Safety Insurance Group, Inc.	17,220	1,450,957
Selective Insurance Group, Inc.	75,402	6,681,371
Selectquote, Inc.*	181,470	121,930
SiriusPoint Ltd.*	117,478	693,120
Stewart Information Services Corp.	33,744	1,441,881
Tiptree, Inc.	32,864	454,838
Trean Insurance Group, Inc.*	25,536	153,216
Trupanion, Inc. (x)*	48,217	2,291,754
United Fire Group, Inc.	25,744	704,356
Universal Insurance Holdings, Inc.	27,620	292,496

		60,593,310

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT) (x)	15,710	247,118
Angel Oak Mortgage, Inc. (REIT) (x)	16,079	76,054
Apollo Commercial Real Estate Finance, Inc. (REIT)	180,551	1,942,729
Arbor Realty Trust, Inc. (REIT)	203,356	2,682,266
Ares Commercial Real Estate Corp. (REIT) (x)	60,304	620,528
ARMOUR Residential REIT, Inc. (REIT) (x)	166,064	934,940
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	213,525	4,520,324
BrightSpire Capital, Inc. (REIT)	120,238	749,083
Broadmark Realty Capital, Inc. (REIT)	173,100	616,236
Chicago Atlantic Real Estate Finance, Inc. (REIT)	7,968	120,078

Chimera Investment Corp. (REIT) (x)	298,389	1,641,139
Claros Mortgage Trust, Inc. (REIT) (x)	118,036	1,736,310
Dynex Capital, Inc. (REIT) (x)	57,542	731,934
Ellington Financial, Inc. (REIT) (x)	72,941	902,280
Franklin BSP Realty Trust, Inc. (REIT) (x)	108,026	1,393,535
Granite Point Mortgage Trust, Inc. (REIT)	66,624	357,105
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	109,955	3,186,496
Invesco Mortgage Capital, Inc. (REIT) (x)	41,761	531,618
KKR Real Estate Finance Trust, Inc. (REIT)	69,751	973,724
Ladder Capital Corp. (REIT)	137,771	1,383,221
MFA Financial, Inc. (REIT) (x)	131,708	1,297,324
New York Mortgage Trust, Inc. (REIT) (x)	454,622	1,163,832
Nexpoint Real Estate Finance, Inc. (REIT)	10,569	167,941
Orchid Island Capital, Inc. (REIT) (x)	47,209	495,695
PennyMac Mortgage Investment Trust (REIT) (x)‡	116,260	1,440,462
Ready Capital Corp. (REIT) (x)	95,041	1,058,757
Redwood Trust, Inc. (REIT) (x)	149,725	1,012,141
TPG RE Finance Trust, Inc. (REIT)	88,455	600,609
Two Harbors Investment Corp. (REIT)	105,208	1,659,130

		34,242,609

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	71,336	2,726,462
Blue Foundry Bancorp (x)*	33,641	432,287
Bridgewater Bancshares, Inc.*	26,101	463,032
Capitol Federal Financial, Inc.	161,914	1,400,556
Columbia Financial, Inc.*	43,687	944,513
Enact Holdings, Inc. (x)	35,995	868,199
Essent Group Ltd.	132,918	5,167,852
Federal Agricultural Mortgage Corp., Class C	11,305	1,274,187
Finance of America Cos., Inc., Class A (x)*	59,046	74,988
Greene County Bancorp, Inc. (x)	4,564	262,065
Hingham Institution For Savings (The)	1,873	516,873
Home Bancorp, Inc.	10,031	401,541
Home Point Capital, Inc. (x)	11,260	15,426
Kearny Financial Corp.	77,547	787,102
Luther Burbank Corp.	20,719	230,188
Merchants Bancorp	20,185	490,899
Mr Cooper Group, Inc.*	88,285	3,542,877
NMI Holdings, Inc., Class A*	102,737	2,147,203
Northfield Bancorp, Inc.	56,677	891,529
PennyMac Financial Services, Inc.‡	35,993	2,039,363
Pioneer Bancorp, Inc.*	18,430	210,102
Provident Bancorp, Inc.	20,588	149,881
Provident Financial Services, Inc.	93,825	2,004,102
Radian Group, Inc.	203,611	3,882,862
Southern Missouri Bancorp, Inc.	10,089	462,379
Sterling Bancorp, Inc. (x)*	23,512	143,188
TrustCo Bank Corp.	24,061	904,453
Velocity Financial, Inc.*	12,412	119,776
Walker & Dunlop, Inc.	38,266	3,003,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Waterstone Financial, Inc.	24,742	$426,552
WSFS Financial Corp.	80,338	3,642,525

		39,626,078

Total Financials		495,720,103

Health Care (15.2%)
Biotechnology (6.6%)
2seventy bio, Inc.*	47,968	449,460
4D Molecular Therapeutics, Inc. (x)*	37,442	831,587
Aadi Bioscience, Inc. (x)*	17,549	225,154
Absci Corp. (x)*	73,933	155,259
ACADIA Pharmaceuticals, Inc.*	151,754	2,415,924
Adicet Bio, Inc.*	31,902	285,204
ADMA Biologics, Inc.*	238,452	925,194
Aerovate Therapeutics, Inc. (x)*	11,795	345,594
Affimed NV*	191,691	237,697
Agenus, Inc.*	384,498	922,795
Agios Pharmaceuticals, Inc.*	70,020	1,966,162
Akero Therapeutics, Inc.*	44,003	2,411,364
Albireo Pharma, Inc. (x)*	22,620	488,818
Alector, Inc.*	79,789	736,452
Alkermes plc*	205,571	5,371,570
Allogene Therapeutics, Inc. (x)*	102,250	643,153
Allovir, Inc. (x)*	37,671	193,252
Alpine Immune Sciences, Inc. (x)*	23,561	173,173
ALX Oncology Holdings, Inc. (x)*	27,522	310,173
Amicus Therapeutics, Inc.*	345,757	4,221,693
AnaptysBio, Inc. (x)*	25,999	805,709
Anavex Life Sciences Corp. (x)*	89,859	832,094
Anika Therapeutics, Inc.*	19,348	572,701
Apellis Pharmaceuticals, Inc.*	118,219	6,113,105
Arbutus Biopharma Corp. (x)*	145,568	339,173
Arcellx, Inc. (x)*	37,327	1,156,390
Arcturus Therapeutics Holdings, Inc. (x)*	27,074	459,175
Arcus Biosciences, Inc.*	65,896	1,362,729
Arcutis Biotherapeutics, Inc.*	52,388	775,342
Arrowhead Pharmaceuticals, Inc.*	129,241	5,242,015
Atara Biotherapeutics, Inc.*	123,729	405,831
Aura Biosciences, Inc. (x)*	23,511	246,866
Aurinia Pharmaceuticals, Inc.*	172,112	743,524
Avid Bioservices, Inc. (x)*	78,364	1,079,072
Avidity Biosciences, Inc.*	66,040	1,465,428
Beam Therapeutics, Inc. (x)*	79,273	3,100,367
BioCryst Pharmaceuticals, Inc. (x)*	230,653	2,647,896
Biohaven Ltd. (x)*	79,818	1,107,874
Bioxcel Therapeutics, Inc. (x)*	25,779	553,733
Bluebird Bio, Inc.*	104,800	725,216
Blueprint Medicines Corp.*	74,571	3,266,956
Bridgebio Pharma, Inc.*	134,222	1,022,772
C4 Therapeutics, Inc. (x)*	53,968	318,411
CareDx, Inc.*	65,328	745,392
Caribou Biosciences, Inc. (x)*	71,962	451,921
Catalyst Pharmaceuticals, Inc.*	122,933	2,286,554
Celldex Therapeutics, Inc.*	58,798	2,620,627
Celularity, Inc., Class A (x)*	20,196	26,053
Century Therapeutics, Inc. (x)*	25,837	132,544
Cerevel Therapeutics Holdings, Inc.*	72,310	2,280,657
Chimerix, Inc.*	123,706	230,093
Chinook Therapeutics, Inc.*	63,988	1,676,486
Cogent Biosciences, Inc. (x)*	77,935	900,929

Coherus Biosciences, Inc.*	87,011	689,127
Crinetics Pharmaceuticals, Inc.*	64,552	1,181,302
CTI BioPharma Corp. (x)*	127,531	766,461
Cullinan Oncology, Inc.*	40,195	424,057
Cytokinetics, Inc.*	102,993	4,719,139
Day One Biopharmaceuticals, Inc. (x)*	34,107	733,983
Deciphera Pharmaceuticals, Inc.*	57,799	947,326
Denali Therapeutics, Inc.*	137,378	3,820,482
Design Therapeutics, Inc. (x)*	39,341	403,639
Dynavax Technologies Corp.*	151,840	1,615,578
Dyne Therapeutics, Inc.*	40,643	471,052
Eagle Pharmaceuticals, Inc.*	13,307	388,964
Editas Medicine, Inc.*	84,125	746,189
Eiger BioPharmaceuticals, Inc.*	56,473	66,638
Emergent BioSolutions, Inc.*	64,609	763,032
Enanta Pharmaceuticals, Inc.*	24,720	1,149,974
Enochian Biosciences, Inc. (x)*	25,611	26,379
EQRx, Inc.*	242,923	597,591
Erasca, Inc. (x)*	84,996	366,333
Fate Therapeutics, Inc.*	106,651	1,076,109
FibroGen, Inc.*	112,208	1,797,572
Foghorn Therapeutics, Inc. (x)*	28,310	180,618
Gelesis Holdings, Inc. (x)*	12,779	3,711
Generation Bio Co.*	66,114	259,828
Geron Corp.*	460,954	1,115,509
Gossamer Bio, Inc. (x)*	83,357	180,885
GreenLight Biosciences Holdings PBC (x)*	96,329	113,668
Halozyme Therapeutics, Inc.*	170,017	9,673,967
Heron Therapeutics, Inc. (x)*	132,039	330,098
HilleVax, Inc. (x)*	15,973	267,228
Humacyte, Inc. (x)*	74,197	156,556
Icosavax, Inc. (x)*	32,152	255,287
Ideaya Biosciences, Inc.*	55,906	1,015,812
IGM Biosciences, Inc. (x)*	14,714	250,285
Imago Biosciences, Inc.*	33,761	1,213,708
ImmunityBio, Inc. (x)*	90,563	459,154
ImmunoGen, Inc.*	259,388	1,286,564
Immunovant, Inc.*	56,108	995,917
Inhibrx, Inc. (x)*	41,121	1,013,221
Inovio Pharmaceuticals, Inc. (x)*	302,929	472,569
Insmed, Inc.*	170,628	3,409,147
Instil Bio, Inc.*	89,280	56,246
Intellia Therapeutics, Inc.*	107,274	3,742,790
Intercept Pharmaceuticals, Inc.*	33,479	414,135
Invivyd, Inc. (x)*	65,862	98,793
Iovance Biotherapeutics, Inc.*	193,454	1,236,171
Ironwood Pharmaceuticals, Inc.*	175,368	2,172,810
iTeos Therapeutics, Inc.*	30,188	589,572
IVERIC bio, Inc.*	169,846	3,636,403
Janux Therapeutics, Inc.*	23,604	310,865
Jounce Therapeutics, Inc.*	47,712	52,960
KalVista Pharmaceuticals, Inc.*	35,092	237,222
Karuna Therapeutics, Inc.*	38,156	7,497,654
Karyopharm Therapeutics, Inc. (x)*	97,753	332,360
Keros Therapeutics, Inc.*	22,648	1,087,557
Kezar Life Sciences, Inc. (x)*	70,444	495,926
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	620,082
Kinnate Biopharma, Inc. (x)*	39,389	240,273
Kodiak Sciences, Inc.*	45,217	323,754
Kronos Bio, Inc.*	52,041	84,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Krystal Biotech, Inc.*	27,372	$2,168,410
Kura Oncology, Inc.*	81,406	1,010,248
Kymera Therapeutics, Inc.*	48,513	1,210,884
Lexicon Pharmaceuticals, Inc.*	98,251	187,659
Lyell Immunopharma, Inc. (x)*	221,994	770,319
MacroGenics, Inc.*	80,494	540,115
Madrigal Pharmaceuticals, Inc. (x)*	16,334	4,740,944
MannKind Corp.*	319,335	1,682,895
MeiraGTx Holdings plc*	38,771	252,787
Mersana Therapeutics, Inc.*	118,128	692,230
MiMedx Group, Inc.*	145,090	403,350
Mirum Pharmaceuticals, Inc.*	22,630	441,285
Monte Rosa Therapeutics, Inc. (x)*	38,417	292,353
Morphic Holding, Inc.*	33,452	894,841
Myriad Genetics, Inc.*	100,380	1,456,514
Nkarta, Inc. (x)*	41,956	251,316
Nurix Therapeutics, Inc.*	61,314	673,228
Nuvalent, Inc., Class A (x)*	25,407	756,620
Ocugen, Inc. (x)*	288,526	375,084
Organogenesis Holdings, Inc.*	92,358	248,443
Outlook Therapeutics, Inc. (x)*	151,981	164,139
Pardes Biosciences, Inc.*	33,053	55,860
PepGen, Inc. (x)*	12,443	166,363
PMV Pharmaceuticals, Inc. (x)*	40,075	348,653
Point Biopharma Global, Inc. (x)*	95,015	692,659
Praxis Precision Medicines, Inc. (x)*	45,485	108,254
Precigen, Inc. (x)*	137,273	208,655
Prime Medicine, Inc. (x)*	13,101	243,417
Prometheus Biosciences, Inc.*	43,917	4,830,870
Protagonist Therapeutics, Inc.*	59,834	652,789
Prothena Corp. plc*	46,281	2,788,430
PTC Therapeutics, Inc.*	87,694	3,347,280
Rallybio Corp. (x)*	20,467	134,468
RAPT Therapeutics, Inc. (x)*	29,529	584,674
Recursion Pharmaceuticals, Inc., Class A (x)*	175,337	1,351,848
REGENXBIO, Inc.*	51,530	1,168,700
Relay Therapeutics, Inc.*	107,437	1,605,109
Replimune Group, Inc.*	51,266	1,394,435
REVOLUTION Medicines, Inc.*	95,159	2,266,687
Rigel Pharmaceuticals, Inc. (x)*	237,341	356,012
Rocket Pharmaceuticals, Inc.*	67,824	1,327,316
Sage Therapeutics, Inc.*	66,835	2,549,087
Sana Biotechnology, Inc. (x)*	114,203	451,102
Sangamo Therapeutics, Inc.*	167,455	525,809
Seres Therapeutics, Inc.*	81,221	454,838
Sorrento Therapeutics, Inc. (x)*	487,816	432,205
SpringWorks Therapeutics, Inc.*	44,544	1,158,589
Stoke Therapeutics, Inc.*	30,255	279,254
Sutro Biopharma, Inc.*	58,128	469,674
Syndax Pharmaceuticals, Inc.*	65,027	1,654,937
Talaris Therapeutics, Inc. (x)*	28,574	29,145
Tango Therapeutics, Inc. (x)*	59,834	433,797
Tenaya Therapeutics, Inc. (x)*	38,019	76,418
TG Therapeutics, Inc.*	170,901	2,021,759
Travere Therapeutics, Inc.*	78,137	1,643,221
Twist Bioscience Corp. (x)*	72,018	1,714,749
Tyra Biosciences, Inc. (x)*	16,300	123,880
Vanda Pharmaceuticals, Inc.*	64,110	473,773
Vaxart, Inc. (x)*	162,755	156,391
Vaxcyte, Inc.*	90,522	4,340,530
VBI Vaccines, Inc. (x)*	269,493	105,399
Vera Therapeutics, Inc. (x)*	18,196	352,093
Veracyte, Inc.*	91,936	2,181,641
Vericel Corp.*	60,547	1,594,808
Verve Therapeutics, Inc. (x)*	57,628	1,115,102
Vir Biotechnology, Inc.*	89,726	2,270,965
Viridian Therapeutics, Inc. (x)*	47,737	1,394,398
VistaGen Therapeutics, Inc. (x)*	276,890	28,520
Xencor, Inc.*	73,654	1,917,950
Y-mAbs Therapeutics, Inc.*	50,074	244,361
Zentalis Pharmaceuticals, Inc.*	58,429	1,176,760

		211,855,149

Health Care Equipment & Supplies (3.5%)
Alphatec Holdings, Inc.*	94,030	1,161,271
AngioDynamics, Inc.*	49,205	677,553
Artivion, Inc.*	49,967	605,600
AtriCure, Inc.*	56,280	2,497,706
Atrion Corp.	1,765	987,429
Avanos Medical, Inc.*	56,455	1,527,672
Axogen, Inc.*	51,831	517,273
Axonics, Inc.*	61,901	3,870,670
Bioventus, Inc., Class A (x)*	40,545	105,823
Butterfly Network, Inc. (x)*	170,534	419,514
Cardiovascular Systems, Inc.*	52,112	709,765
Cerus Corp.*	221,419	808,179
CONMED Corp.	37,352	3,310,881
Cue Health, Inc. (x)*	139,698	289,175
Cutera, Inc. (x)*	21,291	941,488
Embecta Corp.	74,684	1,888,758
Figs, Inc., Class A*	163,640	1,101,297
Glaukos Corp.*	56,957	2,487,882
Haemonetics Corp.*	63,892	5,025,106
Heska Corp.*	12,384	769,789
Inari Medical, Inc.*	60,665	3,855,867
Inogen, Inc.*	29,495	581,347
Inspire Medical Systems, Inc.*	35,733	9,000,428
Integer Holdings Corp.*	41,298	2,827,261
iRadimed Corp.	9,057	256,223
iRhythm Technologies, Inc.*	37,397	3,502,977
Lantheus Holdings, Inc.*	85,993	4,382,203
LeMaitre Vascular, Inc.	24,097	1,108,944
LivaNova plc*	68,886	3,825,928
Meridian Bioscience, Inc.*	55,158	1,831,797
Merit Medical Systems, Inc.*	70,346	4,967,835
Mesa Laboratories, Inc.	6,160	1,023,854
Nano-X Imaging Ltd. (x)*	58,796	433,915
Neogen Corp.*	273,880	4,171,192
Nevro Corp.*	42,602	1,687,039
NuVasive, Inc.*	65,638	2,706,911
Omnicell, Inc.*	56,032	2,825,133
OraSure Technologies, Inc.*	91,654	441,772
Orthofix Medical, Inc.*	25,383	521,113
OrthoPediatrics Corp.*	19,494	774,497
Outset Medical, Inc.*	61,507	1,588,111
Owlet, Inc. (x)*	21,348	11,936
Paragon 28, Inc. (x)*	59,160	1,130,548
PROCEPT BioRobotics Corp. (x)*	32,848	1,364,506
Pulmonx Corp.*	44,791	377,588
RxSight, Inc. (x)*	27,756	351,669
SeaSpine Holdings Corp.*	45,981	383,941
Senseonics Holdings, Inc. (x)*	587,749	605,382
Shockwave Medical, Inc.*	44,781	9,207,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SI-BONE, Inc.*	43,859	$596,482
Sight Sciences, Inc. (x)*	29,698	362,613
Silk Road Medical, Inc.*	47,362	2,503,082
STAAR Surgical Co.*	61,530	2,986,666
Surmodics, Inc.*	17,986	613,682
Tactile Systems Technology, Inc.*	25,497	292,706
Tenon Medical, Inc. (x)*	4,182	6,608
TransMedics Group, Inc.*	37,413	2,309,130
Treace Medical Concepts, Inc.*	42,790	983,742
UFP Technologies, Inc.*	7,992	942,177
Utah Medical Products, Inc.	4,592	461,634
Varex Imaging Corp.*	49,561	1,006,088
Vicarious Surgical, Inc. (x)*	65,669	132,651
ViewRay, Inc.*	197,185	883,389
Zimvie, Inc.*	29,357	274,194
Zynex, Inc. (x)	28,364	394,543

		110,199,556

Health Care Providers & Services (2.4%)
1Life Healthcare, Inc.*	226,310	3,781,640
23andMe Holding Co. (x)*	306,016	660,995
Accolade, Inc.*	78,718	613,213
AdaptHealth Corp.*	89,679	1,723,630
Addus HomeCare Corp.*	19,017	1,892,001
Agiliti, Inc. (x)*	31,161	508,236
AirSculpt Technologies, Inc. (x)	18,447	68,254
Alignment Healthcare, Inc.*	124,155	1,460,063
AMN Healthcare Services, Inc.*	54,320	5,585,182
Apollo Medical Holdings, Inc.*	49,948	1,477,961
ATI Physical Therapy, Inc. (x)*	83,784	25,554
Aveanna Healthcare Holdings, Inc.*	55,852	43,565
Brookdale Senior Living, Inc.*	228,330	623,341
Cano Health, Inc. (x)*	192,474	263,689
CareMax, Inc. (x)*	76,514	279,276
Castle Biosciences, Inc.*	27,296	642,548
Clover Health Investments Corp. (x)*	517,150	480,691
Community Health Systems, Inc.*	165,406	714,554
CorVel Corp.*	11,463	1,665,918
Cross Country Healthcare, Inc.*	44,375	1,179,044
DocGo, Inc. (x)*	103,316	730,444
Ensign Group, Inc. (The)	67,699	6,405,002
Fulgent Genetics, Inc. (x)*	27,658	823,655
HealthEquity, Inc.*	104,589	6,446,866
Hims & Hers Health, Inc. (x)*	155,720	998,165
Innovage Holding Corp. (x)*	26,530	190,485
Invitae Corp. (x)*	310,300	577,158
Joint Corp. (The)*	17,642	246,635
LHC Group, Inc.*	37,511	6,065,154
LifeStance Health Group, Inc. (x)*	95,588	472,205
ModivCare, Inc.*	16,230	1,456,318
National HealthCare Corp.	15,240	906,780
National Research Corp.	18,746	699,226
Oncology Institute, Inc. (The) (x)*	22,642	37,359
OPKO Health, Inc. (x)*	537,528	671,910
Option Care Health, Inc.*	196,931	5,925,654
Owens & Minor, Inc.*	91,419	1,785,413
P3 Health Partners, Inc. (x)*	36,194	66,597
Patterson Cos., Inc.	109,298	3,063,623
Pediatrix Medical Group, Inc.*	102,404	1,521,724
Pennant Group, Inc. (The)*	34,087	374,275
PetIQ, Inc.*	35,786	329,947
Privia Health Group, Inc.*	55,076	1,250,776
Progyny, Inc.*	93,708	2,919,004
R1 RCM, Inc.*	192,820	2,111,379
RadNet, Inc.*	60,314	1,135,713
Select Medical Holdings Corp.	129,596	3,217,869
Sema4 Holdings Corp. (x)*	199,544	52,640
Surgery Partners, Inc.*	63,947	1,781,563
US Physical Therapy, Inc.	16,492	1,336,347

		77,289,241

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc. (x)*	137,255	2,421,178
American Well Corp., Class A*	294,318	832,920
Babylon Holdings Ltd., Class A (x)*	5,140	34,693
Computer Programs and Systems, Inc.*	18,748	510,321
Evolent Health, Inc., Class A*	101,423	2,847,958
Health Catalyst, Inc.*	69,238	736,000
HealthStream, Inc.*	31,012	770,338
Multiplan Corp. (x)*	435,396	500,705
NextGen Healthcare, Inc.*	70,084	1,316,178
Nutex Health, Inc. (x)*	316,321	601,010
OptimizeRx Corp.*	22,839	383,695
Pear Therapeutics, Inc. (x)*	86,497	102,067
Phreesia, Inc.*	63,016	2,039,198
Schrodinger, Inc.*	69,244	1,294,170
Sharecare, Inc. (x)*	376,280	602,048
Simulations Plus, Inc.	18,921	691,941

		15,684,420

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc. (x)*	258,422	2,617,815
Adaptive Biotechnologies Corp.*	143,044	1,092,856
Akoya Biosciences, Inc. (x)*	21,257	203,429
Alpha Teknova, Inc.*	8,508	47,985
Berkeley Lights, Inc.*	48,074	128,838
BioLife Solutions, Inc.*	43,246	787,077
Bionano Genomics, Inc. (x)*	374,546	546,837
Codexis, Inc.*	80,701	376,067
CryoPort, Inc. (x)*	56,118	973,647
Cytek Biosciences, Inc.*	146,504	1,495,806
Inotiv, Inc. (x)*	23,174	114,480
MaxCyte, Inc. (x)*	111,634	609,522
Medpace Holdings, Inc.*	31,872	6,769,931
NanoString Technologies, Inc.*	59,591	474,940
Nautilus Biotechnology, Inc. (x)*	56,589	101,860
NeoGenomics, Inc.*	151,648	1,401,227
OmniAb, Inc. (x)*	95,075	342,270
Pacific Biosciences of California, Inc. (x)*	285,123	2,332,306
Quanterix Corp.*	36,653	507,644
Quantum-Si, Inc. (x)*	114,173	208,937
Science 37 Holdings, Inc. (x)*	77,735	32,276
Seer, Inc.*	56,867	329,829
Singular Genomics Systems, Inc. (x)*	76,759	154,286
SomaLogic, Inc.*	169,743	426,055

		22,075,920

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	80,812	1,272,789
Amneal Pharmaceuticals, Inc.*	147,014	292,558
Amphastar Pharmaceuticals, Inc.*	46,091	1,291,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Amylyx Pharmaceuticals, Inc. (x)*	63,651	$2,351,905
AN2 Therapeutics, Inc. (x)*	6,010	57,275
ANI Pharmaceuticals, Inc.*	16,991	683,548
Arvinas, Inc.*	60,301	2,062,897
Atea Pharmaceuticals, Inc.*	97,896	470,880
Athira Pharma, Inc.*	46,677	147,966
Axsome Therapeutics, Inc. (x)*	40,450	3,119,909
Cara Therapeutics, Inc.*	60,255	647,139
Cassava Sciences, Inc. (x)*	48,937	1,445,599
CinCor Pharma, Inc.*	22,145	272,162
Collegium Pharmaceutical, Inc.*	41,426	961,083
Corcept Therapeutics, Inc.*	105,899	2,150,809
DICE Therapeutics, Inc. (x)*	44,673	1,393,798
Edgewise Therapeutics, Inc. (x)*	39,896	356,670
Esperion Therapeutics, Inc.*	86,474	538,733
Evolus, Inc.*	46,685	350,604
EyePoint Pharmaceuticals, Inc. (x)*	38,512	134,792
Fulcrum Therapeutics, Inc.*	47,245	343,944
Harmony Biosciences Holdings, Inc.*	33,642	1,853,674
Innoviva, Inc.*	81,185	1,075,701
Intra-Cellular Therapies, Inc.*	115,474	6,110,884
OmniAb, Inc. (r) (x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	19,403	1,296,120
Liquidia Corp. (x)*	58,586	373,193
Nektar Therapeutics*	232,829	526,194
NGM Biopharmaceuticals, Inc.*	52,865	265,382
Nuvation Bio, Inc. (x)*	158,817	304,929
Ocular Therapeutix, Inc.*	101,935	286,437
Pacira BioSciences, Inc.*	57,644	2,225,635
Phathom Pharmaceuticals, Inc. (x)*	29,312	328,881
Phibro Animal Health Corp., Class A	27,692	371,350
Prestige Consumer Healthcare, Inc.*	61,792	3,868,179
Provention Bio, Inc. (x)*	73,306	774,844
Reata Pharmaceuticals, Inc., Class A (x)*	35,474	1,347,657
Relmada Therapeutics, Inc. (x)*	36,919	128,847
Revance Therapeutics, Inc.*	101,909	1,881,240
SIGA Technologies, Inc. (x)	63,495	467,323
Supernus Pharmaceuticals, Inc.*	62,613	2,233,406
Tarsus Pharmaceuticals, Inc. (x)*	22,902	335,743
Theravance Biopharma, Inc.*	78,897	885,224
Theseus Pharmaceuticals, Inc. (x)*	24,561	122,314
Third Harmonic Bio, Inc. (x)*	15,953	68,598
Tricida, Inc. (x)*	47,170	7,212
Ventyx Biosciences, Inc. (x)*	31,475	1,032,065
Xeris Biopharma Holdings, Inc. (x)*	164,558	218,862

		48,736,424

Total Health Care		485,840,710

Industrials (14.1%)
Aerospace & Defense (0.9%)
AAR Corp.*	43,391	1,948,256
Aerojet Rocketdyne Holdings, Inc.*	101,849	5,696,415
AeroVironment, Inc.*	31,319	2,682,786
AerSale Corp. (x)*	26,270	426,099
Archer Aviation, Inc., Class A (x)*	158,488	296,373
Astra Space, Inc. (x)*	183,542	79,620
Astronics Corp.*	33,173	341,682
Cadre Holdings, Inc. (x)	23,467	472,625
Ducommun, Inc.*	13,197	659,322
Kaman Corp.	32,855	732,666
Kratos Defense & Security Solutions, Inc.*	158,574	1,636,484
Maxar Technologies, Inc.	94,378	4,883,118
Momentus, Inc. (x)*	64,911	50,624
Moog, Inc., Class A	35,731	3,135,753
National Presto Industries, Inc.	6,577	450,261
Park Aerospace Corp.	26,194	351,262
Parsons Corp. (x)*	43,170	1,996,612
Redwire Corp. (x)*	24,827	49,157
Rocket Lab USA, Inc. (x)*	276,698	1,043,151
Terran Orbital Corp. (x)*	27,570	43,561
Triumph Group, Inc.*	82,191	864,649
V2X, Inc.*	15,226	628,682
Virgin Galactic Holdings, Inc. (x)*	305,921	1,064,605

		29,533,763

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	73,627	1,912,830
Atlas Air Worldwide Holdings, Inc.*	35,078	3,535,862
Forward Air Corp.	34,496	3,618,285
Hub Group, Inc., Class A*	40,747	3,238,979
Radiant Logistics, Inc.*	49,616	252,546

		12,558,502

Airlines (0.3%)
Allegiant Travel Co.*	18,987	1,290,926
Blade Air Mobility, Inc. (x)*	69,831	249,995
Frontier Group Holdings, Inc. (x)*	47,871	491,635
Hawaiian Holdings, Inc. (x)*	67,244	689,923
Joby Aviation, Inc. (x)*	322,263	1,079,581
SkyWest, Inc.*	64,046	1,057,400
Spirit Airlines, Inc.	135,844	2,646,241
Sun Country Airlines Holdings, Inc.*	38,801	615,384
Wheels Up Experience, Inc.*	204,226	210,353

		8,331,438

Building Products (1.2%)
AAON, Inc.	56,279	4,238,934
American Woodmark Corp.*	22,015	1,075,653
Apogee Enterprises, Inc.	26,604	1,182,814
Caesarstone Ltd.	30,869	176,262
CSW Industrials, Inc.	18,021	2,089,174
Gibraltar Industries, Inc.*	40,751	1,869,656
Griffon Corp.	59,105	2,115,368
Insteel Industries, Inc.	21,665	596,221
Janus International Group, Inc.*	104,798	997,677
JELD-WEN Holding, Inc.*	107,361	1,036,034
Masonite International Corp.*	27,838	2,244,021
PGT Innovations, Inc.*	70,654	1,268,946
Quanex Building Products Corp.	40,717	964,179
Resideo Technologies, Inc.*	185,574	3,052,692
Simpson Manufacturing Co., Inc.	54,511	4,832,945
UFP Industries, Inc.	74,988	5,942,799
View, Inc. (x)*	88,822	85,704
Zurn Elkay Water Solutions Corp.	155,445	3,287,662

		37,056,741

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	84,042	3,733,146
ACCO Brands Corp.	123,947	692,864
ACV Auctions, Inc., Class A*	140,835	1,156,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Aris Water Solution, Inc., Class A (x)	29,755	$428,770
Brady Corp., Class A	58,554	2,757,893
BrightView Holdings, Inc.*	56,983	392,613
Brink’s Co. (The)	58,158	3,123,666
Casella Waste Systems, Inc., Class A*	62,968	4,993,992
Cimpress plc*	22,630	624,814
CompX International, Inc.	2,589	47,845
CoreCivic, Inc. (REIT)*	152,153	1,758,889
Deluxe Corp.	50,949	865,114
Ennis, Inc.	28,794	638,075
GEO Group, Inc. (The) (x)*	146,794	1,607,394
Harsco Corp.*	104,983	660,343
Healthcare Services Group, Inc.	95,108	1,141,296
Heritage-Crystal Clean, Inc.*	20,200	656,096
HNI Corp.	52,852	1,502,582
Interface, Inc.	77,936	769,228
KAR Auction Services, Inc.*	147,455	1,924,288
Kimball International, Inc., Class B	48,025	312,163
Li-Cycle Holdings Corp. (x)*	178,875	851,445
Matthews International Corp., Class A	38,338	1,167,009
MillerKnoll, Inc.	93,338	1,961,031
Montrose Environmental Group, Inc.*	35,244	1,564,481
NL Industries, Inc.	13,377	91,097
Pitney Bowes, Inc.	191,189	726,518
Quad/Graphics, Inc.*	42,226	172,282
SP Plus Corp.*	25,402	881,958
Steelcase, Inc., Class A	116,599	824,355
UniFirst Corp.	18,740	3,616,633
Viad Corp.*	24,051	586,604
VSE Corp.	12,417	582,109

		42,812,848

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	40,809	2,331,826
API Group Corp.*	265,499	4,994,036
Arcosa, Inc.	60,620	3,294,091
Argan, Inc.	16,941	624,784
Comfort Systems USA, Inc.	44,271	5,094,707
Concrete Pumping Holdings, Inc.*	33,685	197,057
Construction Partners, Inc., Class A*	51,180	1,365,994
Dycom Industries, Inc.*	36,237	3,391,783
EMCOR Group, Inc.	59,629	8,831,651
Fluor Corp.*	178,797	6,197,104
Granite Construction, Inc.	54,182	1,900,163
Great Lakes Dredge & Dock Corp. (x)*	74,225	441,639
IES Holdings, Inc.*	11,154	396,748
MYR Group, Inc.*	21,003	1,933,746
Northwest Pipe Co.*	12,872	433,786
NV5 Global, Inc.*	17,353	2,296,149
Primoris Services Corp.	68,065	1,493,346
Sterling Infrastructure, Inc.*	34,927	1,145,606
Tutor Perini Corp.*	46,280	349,414

		46,713,630

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	17,473	608,235
Array Technologies, Inc. (x)*	188,999	3,653,351
Atkore, Inc.*	51,745	5,868,918
AZZ, Inc.	29,289	1,177,418
Babcock & Wilcox Enterprises, Inc.*	84,140	485,488
Blink Charging Co. (x)*	45,948	504,050
Bloom Energy Corp., Class A*	227,086	4,341,884
Encore Wire Corp.	22,963	3,158,790
Energy Vault Holdings, Inc. (x)*	103,494	322,901
EnerSys	51,519	3,804,163
Enovix Corp. (x)*	139,585	1,736,437
ESS Tech, Inc. (x)*	101,851	247,498
Fluence Energy, Inc. (x)*	46,098	790,581
FTC Solar, Inc. (x)*	54,425	145,859
FuelCell Energy, Inc. (x)*	495,712	1,378,079
GrafTech International Ltd.	248,674	1,183,688
Heliogen, Inc. (x)*	120,807	84,347
NuScale Power Corp. (x)*	41,675	427,586
Powell Industries, Inc.	12,211	429,583
Preformed Line Products Co.	3,208	267,194
Shoals Technologies Group, Inc., Class A*	172,375	4,252,491
Stem, Inc. (x)*	177,555	1,587,342
SunPower Corp. (x)*	100,504	1,812,087
Thermon Group Holdings, Inc.*	43,407	871,613
TPI Composites, Inc.*	39,541	400,946
Vicor Corp.*	26,458	1,422,117

		40,962,646

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	35,016	657,951

Machinery (3.5%)
3D Systems Corp. (x)*	162,581	1,203,099
Alamo Group, Inc.	12,911	1,828,198
Albany International Corp., Class A	39,138	3,858,615
Altra Industrial Motion Corp.	81,735	4,883,666
Astec Industries, Inc.	29,297	1,191,216
Barnes Group, Inc.	60,544	2,473,222
Berkshire Grey, Inc. (x)*	83,493	50,421
Blue Bird Corp.*	21,187	226,913
Chart Industries, Inc.*	53,871	6,207,555
CIRCOR International, Inc.*	23,708	568,044
Columbus McKinnon Corp.	34,554	1,121,968
Desktop Metal, Inc., Class A (x)*	339,264	461,399
Douglas Dynamics, Inc.	26,568	960,699
Energy Recovery, Inc.*	70,617	1,446,942
Enerpac Tool Group Corp.	75,751	1,927,863
EnPro Industries, Inc.	26,709	2,903,001
ESCO Technologies, Inc.	32,072	2,807,583
Evoqua Water Technologies Corp.*	148,623	5,885,471
Fathom Digital Manufacturing C (x)*	13,088	17,276
Federal Signal Corp.	74,771	3,474,608
Franklin Electric Co., Inc.	58,006	4,625,979
Gorman-Rupp Co. (The)	30,450	780,129
Greenbrier Cos., Inc. (The)	40,856	1,369,902
Helios Technologies, Inc.	41,752	2,272,979
Hillenbrand, Inc.	86,928	3,709,218
Hillman Solutions Corp.*	172,694	1,245,124
Hydrofarm Holdings Group, Inc. (x)*	53,882	83,517
Hyliion Holdings Corp. (x)*	178,886	418,593
Hyster-Yale Materials Handling, Inc.	14,461	366,008
Hyzon Motors, Inc. (x)*	111,011	172,067
John Bean Technologies Corp.	39,613	3,617,855
Kadant, Inc.	14,892	2,645,266
Kennametal, Inc.	102,728	2,471,636
Lightning eMotors, Inc. (x)*	48,072	17,618
Lindsay Corp.	13,596	2,214,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Luxfer Holdings plc	36,683	$503,291
Manitowoc Co., Inc. (The)*	46,243	423,586
Markforged Holding Corp. (x)*	135,560	157,250
Microvast Holdings, Inc. (x)*	217,909	333,401
Miller Industries, Inc.	14,740	392,968
Mueller Industries, Inc.	69,692	4,111,828
Mueller Water Products, Inc., Class A	192,220	2,068,287
Nikola Corp. (x)*	424,483	916,883
Omega Flex, Inc. (x)	4,127	385,132
Proterra, Inc. (x)*	283,699	1,069,545
Proto Labs, Inc.*	35,324	901,822
RBC Bearings, Inc.*	35,932	7,522,364
REV Group, Inc.	43,295	546,383
Sarcos Technology and Robotics Corp. (x)*	112,346	63,060
Shyft Group, Inc. (The)	42,393	1,053,890
SPX Technologies, Inc.*	54,490	3,577,269
Standex International Corp.	14,442	1,479,005
Tennant Co.	23,776	1,463,888
Terex Corp.	83,518	3,567,889
Titan International, Inc.*	61,964	949,289
Trinity Industries, Inc.	102,364	3,026,903
Velo3D, Inc. (x)*	42,350	75,807
Wabash National Corp.	61,062	1,380,001
Watts Water Technologies, Inc., Class A	34,413	5,032,213
Xos, Inc.*	64,088	28,385

		110,538,098

Marine (0.2%)
Costamare, Inc.	67,785	629,045
Eagle Bulk Shipping, Inc. (x)	17,220	859,967
Eneti, Inc.	26,291	264,224
Genco Shipping & Trading Ltd.	47,045	722,611
Golden Ocean Group Ltd. (x)	157,524	1,368,884
Matson, Inc.	48,144	3,009,481
Safe Bulkers, Inc.	102,832	299,241

		7,153,453

Professional Services (1.5%)
Alight, Inc., Class A*	426,400	3,564,704
ASGN, Inc.*	61,900	5,043,612
Atlas Technical Consultants, Inc.*	19,486	100,353
Barrett Business Services, Inc.	8,942	834,110
CBIZ, Inc.*	60,762	2,846,700
CRA International, Inc.	8,912	1,091,096
Exponent, Inc.	63,931	6,334,923
First Advantage Corp.*	75,337	979,381
Forrester Research, Inc.*	15,131	541,085
Franklin Covey Co.*	15,604	729,799
Heidrick & Struggles International, Inc.	25,476	712,564
HireRight Holdings Corp.*	27,206	322,663
Huron Consulting Group, Inc.*	25,527	1,853,260
ICF International, Inc.	23,679	2,345,405
Insperity, Inc.	45,682	5,189,475
Kelly Services, Inc., Class A	43,303	731,821
Kforce, Inc.	24,769	1,358,084
Korn Ferry	68,024	3,443,375
Legalzoom.com, Inc. (x)*	123,087	952,693
Planet Labs PBC (x)*	199,503	867,838
Red Violet, Inc. (x)*	13,440	309,389
Resources Connection, Inc.	36,461	670,153
Skillsoft Corp.*	115,706	150,418
Spire Global, Inc. (x)*	146,113	140,268
Sterling Check Corp.*	31,230	483,128
TriNet Group, Inc.*	46,756	3,170,057
TrueBlue, Inc.*	41,005	802,878
Upwork, Inc.*	153,841	1,606,100
Willdan Group, Inc.*	15,865	283,190

		47,458,522

Road & Rail (0.5%)
ArcBest Corp.	31,378	2,197,715
Bird Global, Inc., Class A (x)*	276,218	49,775
Covenant Logistics Group, Inc.	12,573	434,649
Daseke, Inc.*	53,839	306,344
Heartland Express, Inc.	53,885	826,596
Marten Transport Ltd.	74,222	1,468,111
PAM Transportation Services, Inc.*	9,222	238,850
Saia, Inc.*	33,371	6,997,231
TuSimple Holdings, Inc., Class A (x)*	179,533	294,434
Universal Logistics Holdings, Inc.	9,217	308,216
Werner Enterprises, Inc.	78,278	3,151,472

		16,273,393

Trading Companies & Distributors (1.5%)
Alta Equipment Group, Inc.	26,661	351,659
Applied Industrial Technologies, Inc.	47,963	6,044,777
Beacon Roofing Supply, Inc.*	64,352	3,397,142
BlueLinx Holdings, Inc.*	11,549	821,249
Boise Cascade Co.	49,264	3,382,959
Custom Truck One Source, Inc. (x)*	77,903	492,347
Distribution Solutions Group, Inc.*	7,013	258,499
DXP Enterprises, Inc.*	20,526	565,491
GATX Corp.	44,573	4,739,893
Global Industrial Co.	16,685	392,598
GMS, Inc.*	54,173	2,697,816
H&E Equipment Services, Inc.	38,768	1,760,067
Herc Holdings, Inc.	32,238	4,241,554
Hudson Technologies, Inc.*	55,342	560,061
Karat Packaging, Inc.	6,635	95,345
McGrath RentCorp	31,090	3,069,827
MRC Global, Inc.*	109,136	1,263,795
NOW, Inc.*	134,374	1,706,550
Rush Enterprises, Inc., Class A	52,569	2,748,307
Rush Enterprises, Inc., Class B	8,411	473,287
Textainer Group Holdings Ltd.	57,949	1,796,999
Titan Machinery, Inc.*	25,977	1,032,066
Transcat, Inc.*	9,136	647,468
Triton International Ltd.	73,580	5,060,832
Veritiv Corp.	16,644	2,025,741

		49,626,329

Total Industrials		449,677,314

Information Technology (11.5%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	96,836	1,819,548
Aviat Networks, Inc.*	10,493	327,277
Calix, Inc.*	72,582	4,966,786
Cambium Networks Corp.*	16,452	356,515
Casa Systems, Inc. (x)*	52,655	143,748
Clearfield, Inc.*	14,833	1,396,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CommScope Holding Co., Inc.*	253,330	$1,861,975
Comtech Telecommunications Corp.	34,571	419,692
Digi International, Inc.*	43,847	1,602,608
DZS, Inc.*	17,982	228,012
Extreme Networks, Inc.*	162,041	2,966,971
Harmonic, Inc.*	111,557	1,461,397
Infinera Corp. (x)*	242,888	1,637,065
Inseego Corp. (x)*	120,649	101,647
NETGEAR, Inc.*	36,332	657,972
NetScout Systems, Inc.*	85,135	2,767,739
Ondas Holdings, Inc. (x)*	42,115	66,963
Ribbon Communications, Inc.*	97,891	273,116
Viavi Solutions, Inc.*	283,568	2,980,300

		26,035,709

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc. (x)*	22,294	169,880
Advanced Energy Industries, Inc.	47,167	4,045,985
Aeva Technologies, Inc. (x)*	124,308	169,059
AEye, Inc. (x)*	55,037	26,451
Akoustis Technologies, Inc. (x)*	62,915	177,420
Arlo Technologies, Inc.*	113,212	397,374
Badger Meter, Inc.	36,754	4,007,289
Belden, Inc.	54,262	3,901,438
Benchmark Electronics, Inc.	44,814	1,196,086
Cepton, Inc.*	10,082	12,804
CTS Corp.	38,557	1,519,917
ePlus, Inc.*	32,205	1,426,037
Evolv Technologies Holdings, Inc. (x)*	107,851	279,334
Fabrinet*	46,447	5,955,434
FARO Technologies, Inc.*	24,385	717,163
Focus Universal, Inc. (x)*	22,712	145,584
Identiv, Inc.*	29,902	216,490
Insight Enterprises, Inc.*	39,673	3,978,012
Itron, Inc.*	57,893	2,932,280
Kimball Electronics, Inc.*	30,758	694,823
Knowles Corp.*	114,965	1,887,725
Lightwave Logic, Inc. (x)*	143,423	618,153
Methode Electronics, Inc.	44,530	1,975,796
MicroVision, Inc. (x)*	218,588	513,682
Mirion Technologies, Inc. (x)*	172,921	1,143,008
Napco Security Technologies, Inc.*	37,695	1,035,859
nLight, Inc.*	56,762	575,567
Novanta, Inc.*	44,950	6,107,356
OSI Systems, Inc.*	20,090	1,597,557
Ouster, Inc. (x)*	169,648	146,406
PAR Technology Corp. (x)*	34,020	886,901
PC Connection, Inc.	13,094	614,109
Plexus Corp.*	34,404	3,541,204
Rogers Corp.*	24,075	2,873,110
Sanmina Corp.*	71,326	4,086,267
ScanSource, Inc.*	30,719	897,609
SmartRent, Inc. (x)*	129,267	314,119
TTM Technologies, Inc.*	130,038	1,960,973
Velodyne Lidar, Inc. (x)*	246,548	182,125
Vishay Intertechnology, Inc.	165,631	3,572,661
Vishay Precision Group, Inc.*	16,664	644,064

		67,143,111

IT Services (1.8%)
AvidXchange Holdings, Inc.*	188,098	1,869,694
BigCommerce Holdings, Inc.*	82,289	719,206
Brightcove, Inc.*	52,795	276,118
Cantaloupe, Inc.*	77,491	337,086
Cass Information Systems, Inc.	17,251	790,441
Cerberus Cyber Sentinel Corp. (x)*	60,109	153,278
Conduent, Inc.*	217,837	882,240
CSG Systems International, Inc.	39,115	2,237,378
Cyxtera Technologies, Inc. (x)*	56,188	107,881
DigitalOcean Holdings, Inc. (x)*	86,276	2,197,450
Edgio, Inc.*	176,183	199,087
Evertec, Inc.	78,383	2,538,042
Evo Payments, Inc., Class A*	60,681	2,053,445
ExlService Holdings, Inc.*	40,688	6,893,768
Fastly, Inc., Class A*	143,171	1,172,570
Flywire Corp.*	71,750	1,755,722
Grid Dynamics Holdings, Inc.*	67,699	759,583
Hackett Group, Inc. (The)	34,584	704,476
I3 Verticals, Inc., Class A*	29,880	727,279
IBEX Holdings Ltd.*	8,546	212,368
Information Services Group, Inc.	45,416	208,914
International Money Express, Inc.*	41,078	1,001,071
Marqeta, Inc., Class A*	543,290	3,319,502
Maximus, Inc.	76,265	5,592,512
MoneyGram International, Inc.*	120,335	1,310,448
Paya Holdings, Inc.*	112,273	883,588
Payoneer Global, Inc.*	265,148	1,450,360
Paysafe Ltd. (x)*	37,342	518,680
Perficient, Inc.*	43,844	3,061,627
PFSweb, Inc.	21,111	129,833
Priority Technology Holdings, Inc. (x)*	26,978	141,904
Rackspace Technology, Inc. (x)*	73,899	218,002
Remitly Global, Inc. (x)*	120,705	1,382,072
Repay Holdings Corp.*	112,420	904,981
Sabre Corp.*	399,468	2,468,712
Squarespace, Inc., Class A*	40,206	891,367
StoneCo Ltd., Class A*	347,230	3,277,851
TTEC Holdings, Inc.	24,190	1,067,505
Tucows, Inc., Class A (x)*	12,713	431,225
Unisys Corp.*	88,429	451,872
Verra Mobility Corp.*	177,348	2,452,723

		57,751,861

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	64,631	498,305
Alpha & Omega Semiconductor Ltd.*	25,604	731,506
Ambarella, Inc.*	45,135	3,711,451
Amkor Technology, Inc.	130,227	3,122,843
Atomera, Inc. (x)*	28,326	176,188
Axcelis Technologies, Inc.*	40,697	3,229,714
AXT, Inc.*	41,203	180,469
CEVA, Inc.*	30,862	789,450
Cohu, Inc.*	61,641	1,975,594
Credo Technology Group Holding Ltd. (x)*	116,076	1,544,972
Diodes, Inc.*	55,939	4,259,195
FormFactor, Inc.*	96,087	2,136,014
Ichor Holdings Ltd.*	33,965	910,941
Impinj, Inc.*	26,138	2,853,747
indie Semiconductor, Inc., Class A (x)*	124,165	723,882
Kulicke & Soffa Industries, Inc.	71,239	3,153,038
MACOM Technology Solutions Holdings, Inc.*	63,555	4,002,694
MaxLinear, Inc.*	93,335	3,168,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Onto Innovation, Inc.*	62,464	$4,253,174
PDF Solutions, Inc.*	35,835	1,022,014
Photronics, Inc.*	76,903	1,294,278
Power Integrations, Inc.	71,546	5,131,279
Rambus, Inc.*	138,080	4,946,026
Rigetti Computing, Inc. (x)*	39,193	28,580
Rockley Photonics Holdings Ltd. (x)*	148,872	20,857
Semtech Corp.*	78,061	2,239,570
Silicon Laboratories, Inc.*	41,693	5,656,489
SiTime Corp. (x)*	20,795	2,113,188
SkyWater Technology, Inc. (x)*	11,379	80,905
SMART Global Holdings, Inc.*	64,888	965,533
Synaptics, Inc.*	49,930	4,751,339
Transphorm, Inc. (x)*	24,559	133,601
Ultra Clean Holdings, Inc.*	57,949	1,921,009
Veeco Instruments, Inc.*	66,765	1,240,494

		72,967,062

Software (4.2%)
8x8, Inc. (x)*	151,305	653,638
A10 Networks, Inc.	84,570	1,406,399
ACI Worldwide, Inc.*	146,966	3,380,218
Adeia, Inc.	133,722	1,267,684
Agilysys, Inc.*	25,425	2,012,134
Alarm.com Holdings, Inc.*	59,916	2,964,644
Alkami Technology, Inc. (x)*	46,019	671,417
Altair Engineering, Inc., Class A*	66,690	3,032,394
American Software, Inc., Class A	42,539	624,472
Amplitude, Inc., Class A (x)*	71,747	866,704
Appfolio, Inc., Class A*	23,687	2,496,136
Appian Corp., Class A*	51,369	1,672,575
Applied Digital Corp. (x)*	10,455	19,237
Arteris, Inc.*	25,604	110,097
Asana, Inc., Class A (x)*	89,129	1,227,306
Avaya Holdings Corp. (x)*	111,258	21,806
AvePoint, Inc. (x)*	165,256	679,202
Benefitfocus, Inc.*	27,874	291,562
Blackbaud, Inc.*	58,077	3,418,412
Blackline, Inc.*	69,295	4,661,475
Blend Labs, Inc., Class A*	237,373	341,817
Box, Inc., Class A*	174,043	5,417,959
C3.ai, Inc., Class A (x)*	73,926	827,232
Cerence, Inc.*	47,499	880,156
Cipher Mining, Inc. (x)*	50,130	28,073
Cleanspark, Inc. (x)*	47,382	96,659
Clear Secure, Inc., Class A (x)	79,834	2,189,847
CommVault Systems, Inc.*	55,756	3,503,707
Consensus Cloud Solutions, Inc.*	23,727	1,275,563
Couchbase, Inc. (x)*	35,719	473,634
CS Disco, Inc.*	29,143	184,184
Cvent Holding Corp. (x)*	61,731	333,347
Digimarc Corp. (x)*	17,542	324,352
Digital Turbine, Inc.*	120,484	1,836,176
Domo, Inc., Class B*	38,982	555,104
Duck Creek Technologies, Inc.*	99,101	1,194,167
E2open Parent Holdings, Inc. (x)*	255,630	1,500,548
Ebix, Inc. (x)	34,843	695,466
eGain Corp.*	29,588	267,180
Enfusion, Inc., Class A (x)*	34,754	336,071
EngageSmart, Inc.*	45,641	803,282
Envestnet, Inc.*	69,585	4,293,394
Everbridge, Inc.*	47,604	1,408,126
EverCommerce, Inc. (x)*	32,122	238,988
ForgeRock, Inc., Class A (x)*	48,092	1,095,055
Greenidge Generation Holdings, Inc. (x)*	13,286	3,841
Instructure Holdings, Inc. (x)*	22,202	520,415
Intapp, Inc.*	18,399	458,871
InterDigital, Inc.	36,408	1,801,468
IronNet, Inc. (x)*	82,108	18,885
Kaleyra, Inc. (x)*	63,614	48,035
KnowBe4, Inc., Class A*	89,963	2,229,283
Latch, Inc. (x)*	109,663	77,850
LivePerson, Inc.*	90,259	915,226
LiveRamp Holdings, Inc.*	84,764	1,986,868
LiveVox Holdings, Inc. (x)*	28,826	85,613
Marathon Digital Holdings, Inc. (x)*	136,126	465,551
Matterport, Inc. (x)*	283,855	794,794
MeridianLink, Inc. (x)*	30,153	414,001
MicroStrategy, Inc., Class A (x)*	12,073	1,709,175
Mitek Systems, Inc.*	55,730	540,024
Model N, Inc.*	47,043	1,908,064
Momentive Global, Inc.*	167,209	1,170,463
N-able, Inc.*	87,487	899,366
NextNav, Inc. (x)*	62,531	183,216
Olo, Inc., Class A (x)*	115,383	721,144
ON24, Inc.*	53,376	460,635
OneSpan, Inc.*	50,847	568,978
PagerDuty, Inc.*	109,175	2,899,688
PowerSchool Holdings, Inc., Class A*	58,514	1,350,503
Progress Software Corp. (x)	56,096	2,830,043
PROS Holdings, Inc.*	52,549	1,274,839
Q2 Holdings, Inc.*	71,685	1,926,176
Qualys, Inc.*	48,729	5,468,856
Rapid7, Inc.*	74,549	2,533,175
Rimini Street, Inc.*	62,434	237,873
Riot Blockchain, Inc. (x)*	200,130	678,441
Sapiens International Corp. NV	36,279	670,436
SecureWorks Corp., Class A*	14,823	94,719
ShotSpotter, Inc.*	12,279	415,399
SolarWinds Corp.*	65,095	609,289
Sprout Social, Inc., Class A*	57,371	3,239,167
SPS Commerce, Inc.*	45,811	5,883,507
Sumo Logic, Inc.*	146,619	1,187,614
Telos Corp.*	69,120	351,821
Tenable Holdings, Inc.*	141,193	5,386,513
Terawulf, Inc. (x)*	27,706	18,441
Upland Software, Inc.*	40,008	285,257
UserTesting, Inc. (x)*	59,348	445,703
Varonis Systems, Inc.*	134,955	3,230,823
Verint Systems, Inc.*	81,645	2,962,081
Veritone, Inc. (x)*	38,079	201,819
Viant Technology, Inc., Class A (x)*	16,523	66,422
Weave Communications, Inc. (x)*	21,670	99,249
WM Technology, Inc. (x)*	91,105	92,016
Workiva, Inc.*	59,893	5,029,215
Xperi, Inc.*	47,706	410,749
Yext, Inc.*	146,112	954,111
Zeta Global Holdings Corp., Class A*	127,731	1,043,562
Zuora, Inc., Class A*	149,468	950,616

		132,387,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	45,944	$1,221,651
CompoSecure, Inc. (x)*	10,074	49,463
Corsair Gaming, Inc.*	49,161	667,115
Diebold Nixdorf, Inc.*	96,480	137,002
Eastman Kodak Co. (x)*	77,903	237,604
IonQ, Inc. (x)*	152,460	525,987
Super Micro Computer, Inc.*	58,443	4,798,170
Turtle Beach Corp.*	20,447	146,605
Xerox Holdings Corp.	146,726	2,142,200

		9,925,797

Total Information Technology		366,211,028

Materials (3.9%)
Chemicals (1.9%)
AdvanSix, Inc.	34,923	1,327,772
American Vanguard Corp.	35,542	771,617
Amyris, Inc. (x)*	252,610	386,493
Aspen Aerogels, Inc. (x)*	38,752	456,886
Avient Corp.	113,847	3,843,475
Balchem Corp.	40,130	4,900,274
Cabot Corp.	69,885	4,671,113
Chase Corp.	8,748	754,603
Danimer Scientific, Inc. (x)*	121,418	217,338
Diversey Holdings Ltd.*	100,272	427,159
Ecovyst, Inc.*	86,267	764,326
FutureFuel Corp.	34,370	279,428
Hawkins, Inc.	25,763	994,452
HB Fuller Co.	66,404	4,755,854
Ingevity Corp.*	49,025	3,453,321
Innospec, Inc.	31,771	3,267,965
Intrepid Potash, Inc.*	14,694	424,216
Koppers Holdings, Inc.	22,843	644,173
Kronos Worldwide, Inc.	20,568	193,339
Livent Corp. (x)*	204,011	4,053,699
LSB Industries, Inc.*	93,291	1,240,770
Mativ Holdings, Inc.	69,818	1,459,196
Minerals Technologies, Inc.	40,533	2,461,164
Origin Materials, Inc. (x)*	134,796	621,410
Orion Engineered Carbons SA	77,619	1,382,394
Perimeter Solutions SA (x)*	156,342	1,428,966
PureCycle Technologies, Inc. (x)*	136,346	921,699
Quaker Chemical Corp.	16,898	2,820,276
Rayonier Advanced Materials, Inc.*	82,841	795,274
Sensient Technologies Corp.	53,832	3,925,429
Stepan Co.	26,692	2,841,630
Tredegar Corp.	35,136	359,090
Trinseo plc	45,153	1,025,425
Tronox Holdings plc	150,118	2,058,118
Valhi, Inc.	3,234	71,148

		59,999,492

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	151,550	4,302,505
United States Lime & Minerals, Inc.	2,603	366,398

		4,668,903

Containers & Packaging (0.3%)
Cryptyde, Inc. (x)*	23,592	4,523
Greif, Inc., Class A	31,850	2,135,861
Greif, Inc., Class B	6,915	540,960
Myers Industries, Inc.	48,587	1,080,089
O-I Glass, Inc.*	194,483	3,222,583
Pactiv Evergreen, Inc.	56,058	636,819
Ranpak Holdings Corp. (x)*	44,714	258,000
TriMas Corp.	53,743	1,490,831

		9,369,666

Metals & Mining (1.4%)
5E Advanced Materials, Inc. (x)*	37,498	295,484
Alpha Metallurgical Resources, Inc.	19,237	2,816,104
Arconic Corp.*	127,303	2,693,732
ATI, Inc.*	155,783	4,651,680
Carpenter Technology Corp.	61,319	2,265,124
Century Aluminum Co.*	68,311	558,784
Coeur Mining, Inc.*	357,478	1,201,126
Commercial Metals Co.	149,934	7,241,812
Compass Minerals International, Inc.	41,795	1,713,595
Constellium SE*	162,204	1,918,873
Dakota Gold Corp. (x)*	65,939	201,114
Haynes International, Inc.	16,316	745,478
Hecla Mining Co.	690,992	3,841,916
Hycroft Mining Holding Corp. (x)*	185,675	98,798
Ivanhoe Electric, Inc. (x)*	18,312	222,491
Kaiser Aluminum Corp.	20,321	1,543,583
Materion Corp.	26,201	2,292,850
Novagold Resources, Inc.*	317,462	1,898,423
Olympic Steel, Inc. (x)	13,564	455,479
Piedmont Lithium, Inc.*	22,280	980,766
PolyMet Mining Corp.*	41,785	110,730
Ramaco Resources, Inc.	28,665	251,965
Ryerson Holding Corp.	23,132	699,974
Schnitzer Steel Industries, Inc., Class A	33,260	1,019,419
SunCoke Energy, Inc.	111,796	964,800
TimkenSteel Corp.*	59,526	1,081,587
Warrior Met Coal, Inc.	66,077	2,288,907
Worthington Industries, Inc.	39,333	1,955,243

		46,009,837

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,162	724,515
Glatfelter Corp.	57,584	160,083
Resolute Forest Products, Inc.*	58,962	1,272,990
Sylvamo Corp.	45,559	2,213,712

		4,371,300

Total Materials		124,419,198

Real Estate (5.8%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust (REIT)	119,006	1,707,736
Agree Realty Corp. (REIT)	110,501	7,837,836
Alexander & Baldwin, Inc. (REIT)	92,948	1,740,916
Alexander’s, Inc. (REIT)	2,790	613,967
American Assets Trust, Inc. (REIT)	63,366	1,679,199
Apartment Investment and Management Co. (REIT), Class A	180,216	1,283,138
Apple Hospitality REIT, Inc. (REIT)	268,731	4,240,575
Armada Hoffler Properties, Inc. (REIT)	88,657	1,019,556
Ashford Hospitality Trust, Inc. (REIT) (x)*	44,230	197,708
Bluerock Homes Trust, Inc. (REIT)*	4,891	104,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Braemar Hotels & Resorts, Inc. (REIT)	87,832	$360,990
Brandywine Realty Trust (REIT)	217,805	1,339,501
Broadstone Net Lease, Inc. (REIT)	218,480	3,541,561
BRT Apartments Corp. (REIT) (x)	16,207	318,305
CareTrust REIT, Inc. (REIT)	123,916	2,302,359
CBL & Associates Properties, Inc. (REIT) (x)	34,165	788,528
Centerspace (REIT)	19,707	1,156,210
Chatham Lodging Trust (REIT)	64,103	786,544
City Office REIT, Inc. (REIT)	52,288	438,173
Clipper Realty, Inc. (REIT)	16,358	104,691
Community Healthcare Trust, Inc. (REIT)	30,424	1,089,179
Corporate Office Properties Trust (REIT)	139,483	3,618,189
CTO Realty Growth, Inc. (REIT)	22,683	414,645
DiamondRock Hospitality Co. (REIT)	258,869	2,120,137
Diversified Healthcare Trust (REIT)	308,709	199,673
Easterly Government Properties, Inc. (REIT)	116,994	1,669,504
Elme Communities (REIT)	107,433	1,912,307
Empire State Realty Trust, Inc. (REIT), Class A	169,705	1,143,812
Equity Commonwealth (REIT)	132,085	3,298,162
Essential Properties Realty Trust, Inc. (REIT)	176,000	4,130,720
Farmland Partners, Inc. (REIT)	61,731	769,168
Four Corners Property Trust, Inc. (REIT)	105,627	2,738,908
Franklin Street Properties Corp. (REIT)	134,320	366,694
Getty Realty Corp. (REIT) (x)	53,813	1,821,570
Gladstone Commercial Corp. (REIT)	50,263	929,866
Gladstone Land Corp. (REIT) (x)	41,355	758,864
Global Medical REIT, Inc. (REIT)	78,311	742,388
Global Net Lease, Inc. (REIT)	126,835	1,594,316
Hersha Hospitality Trust (REIT), Class A	40,301	343,365
Independence Realty Trust, Inc. (REIT)	283,535	4,780,400
Indus Realty Trust, Inc. (REIT) (x)	6,854	435,160
Industrial Logistics Properties Trust (REIT)	66,090	216,114
Innovative Industrial Properties, Inc. (REIT)	35,637	3,611,810
InvenTrust Properties Corp. (REIT)	83,483	1,976,043
iStar, Inc. (REIT)	89,300	681,359
Kite Realty Group Trust (REIT)	273,776	5,762,985
LTC Properties, Inc. (REIT)	49,430	1,756,248
LXP Industrial Trust (REIT)	345,911	3,466,028
Macerich Co. (The) (REIT)	268,957	3,028,456
National Health Investors, Inc. (REIT)	55,160	2,880,455
Necessity Retail REIT, Inc. (The) (REIT)	171,482	1,016,888
NETSTREIT Corp. (REIT)	64,880	1,189,250
NexPoint Residential Trust, Inc. (REIT)	29,043	1,263,951
Office Properties Income Trust (REIT)	61,499	821,012
One Liberty Properties, Inc. (REIT)	21,598	479,908
Orion Office REIT, Inc. (REIT) (x)	73,216	625,265
Outfront Media, Inc. (REIT)	182,679	3,028,818
Paramount Group, Inc. (REIT)	232,723	1,382,375
Pebblebrook Hotel Trust (REIT)	166,681	2,231,859
Phillips Edison & Co., Inc. (REIT)	145,671	4,638,165
Physicians Realty Trust (REIT)	281,220	4,069,253
Piedmont Office Realty Trust, Inc. (REIT), Class A	157,742	1,446,494
Plymouth Industrial REIT, Inc. (REIT)	46,358	889,146
Postal Realty Trust, Inc. (REIT), Class A	22,303	324,063
PotlatchDeltic Corp. (REIT)	102,112	4,491,907
Retail Opportunity Investments Corp. (REIT)	154,752	2,325,923
RLJ Lodging Trust (REIT)	206,732	2,189,292
RPT Realty (REIT)	111,368	1,118,135
Ryman Hospitality Properties, Inc. (REIT)	67,651	5,532,499
Sabra Health Care REIT, Inc. (REIT)	289,142	3,594,035
Safehold, Inc. (REIT) (x)	33,185	949,755
Saul Centers, Inc. (REIT)	15,863	645,307
Service Properties Trust (REIT)	210,770	1,536,513
SITE Centers Corp. (REIT)	242,926	3,318,369
STAG Industrial, Inc. (REIT)	225,956	7,300,638
Summit Hotel Properties, Inc. (REIT)	139,097	1,004,280
Sunstone Hotel Investors, Inc. (REIT)	272,211	2,629,558
Tanger Factory Outlet Centers, Inc. (REIT) (x)	130,123	2,334,407
Terreno Realty Corp. (REIT)	92,845	5,280,095
UMH Properties, Inc. (REIT)	63,544	1,023,058
Uniti Group, Inc. (REIT)	304,517	1,683,979
Universal Health Realty Income Trust (REIT)	17,205	821,195
Urban Edge Properties (REIT)	140,784	1,983,647
Urstadt Biddle Properties, Inc. (REIT), Class A	39,400	746,630
Veris Residential, Inc. (REIT)*	110,533	1,760,791
Whitestone REIT (REIT)	63,051	607,812
Xenia Hotels & Resorts, Inc. (REIT)	146,783	1,934,600

		168,037,117

Real Estate Management & Development (0.5%)
American Realty Investors, Inc. (x)*	1,937	49,684
Anywhere Real Estate, Inc.*	145,261	928,218
Compass, Inc., Class A (x)*	357,374	832,681
Cushman & Wakefield plc*	199,200	2,482,032
DigitalBridge Group, Inc.	199,284	2,180,167
Doma Holdings, Inc. (x)*	168,144	76,152
Douglas Elliman, Inc.	96,987	394,737
eXp World Holdings, Inc. (x)	84,712	938,609
Forestar Group, Inc.*	25,290	389,719
FRP Holdings, Inc.*	8,958	482,478
Kennedy-Wilson Holdings, Inc.	151,544	2,383,787
Marcus & Millichap, Inc.	30,949	1,066,193
Newmark Group, Inc., Class A	175,109	1,395,619
Offerpad Solutions, Inc. (x)*	84,690	39,000
RE/MAX Holdings, Inc., Class A	24,819	462,626
Redfin Corp. (x)*	136,373	578,221
RMR Group, Inc. (The), Class A	19,637	554,745
St Joe Co. (The)	44,217	1,708,987
Stratus Properties, Inc.	7,948	153,317
Tejon Ranch Co.*	26,978	508,266
Transcontinental Realty Investors, Inc.*	1,627	71,881

		17,677,119

Total Real Estate		185,714,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Utilities (3.2%)
Electric Utilities (0.7%)
ALLETE, Inc.	71,949	$4,641,430
MGE Energy, Inc.	46,715	3,288,736
Otter Tail Corp.	52,779	3,098,655
PNM Resources, Inc.	109,664	5,350,507
Portland General Electric Co. (x)	112,021	5,489,029
Via Renewables, Inc.	17,159	87,682

		21,956,039

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A (x)	123,307	4,796,642
Chesapeake Utilities Corp.	22,342	2,640,378
New Jersey Resources Corp.	121,538	6,030,716
Northwest Natural Holding Co.	42,597	2,027,191
ONE Gas, Inc.	67,886	5,140,328
South Jersey Industries, Inc.	154,214	5,479,223
Southwest Gas Holdings, Inc.	84,200	5,210,296
Spire, Inc.	63,335	4,361,248

		35,686,022

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc. (x)*	52,332	341,205
Clearway Energy, Inc., Class A	44,684	1,336,945
Clearway Energy, Inc., Class C	102,221	3,257,783
Montauk Renewables, Inc.*	82,632	911,431
Ormat Technologies, Inc.	61,693	5,335,211
Sunnova Energy International, Inc. (x)*	127,400	2,294,474

		13,477,049

Multi-Utilities (0.5%)
Avista Corp.	91,033	4,036,403
Black Hills Corp.	81,359	5,722,792
NorthWestern Corp.	73,242	4,346,180
Unitil Corp.	20,390	1,047,231

		15,152,606

Water Utilities (0.5%)
American States Water Co.	46,336	4,288,397
Artesian Resources Corp., Class A	10,913	639,283
California Water Service Group	68,063	4,127,340
Global Water Resources, Inc.	18,972	251,948
Middlesex Water Co.	22,280	1,752,768
Pure Cycle Corp.*	25,805	270,436
SJW Group	33,445	2,715,400
York Water Co. (The)	17,159	771,812

		14,817,384

Total Utilities		101,089,100

Total Common Stocks (90.5%) (Cost $2,511,335,656)		2,884,211,975

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	38,637	—

Total Consumer Discretionary		—

Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)*	23,102	—
Oncternal Therapeutics, Inc., CVR (r) (x)*	987	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR*	75,184	75,183

Total Health Care		75,183

Total Rights (0.0%)† (Cost $58,656)		75,183

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	8,000,000	8,000,000
JPMorgan Prime Money Market Fund, IM Shares	123,125,722	123,187,285

Total Investment Companies		131,187,285

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.1%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $4,001,902, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $4,081,940. (xx)	$4,000,000	4,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $11,963,442, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $12,197,019. (xx)	11,957,861	11,957,861
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	10,000,000	10,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $63,003,082, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $68,540,247. (xx)	62,948,614	62,948,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $17,514,632, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $17,850,002. (xx)	$17,500,000	$17,500,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $2,980,905, collateralized by various Common Stocks; total market value $3,315,667. (xx)	2,979,446	2,979,446
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $20,009,800, collateralized by various Common Stocks; total market value $22,256,942. (xx)	20,000,000	20,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $2,000,978, collateralized by various Common Stocks; total market value $2,221,293. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		131,385,921

Total Short-Term Investments (8.2%) (Cost $262,492,781)		262,573,206

Total Investments in Securities (98.7%) (Cost $2,773,887,093)		3,146,860,364
Other Assets Less Liabilities (1.3%)		42,285,328

Net Assets (100%)		$3,189,145,692

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $1,659,578 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $174,541,071. This was collateralized by $41,804,091 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/12/23 – 2/15/52 and by cash of $139,385,921 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	116,260	2,302,187	—	(236,697)	29,394	(654,422)	1,440,462	230,282	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	35,993	2,923,014	—	(319,016)	69,881	(634,516)	2,039,363	31,588	—

Total		5,225,201	—	(555,713)	99,275	(1,288,938)	3,479,825	261,870	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,445	3/2023	USD	305,037,525	(9,135,281)

					(9,135,281)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$74,798,550	$—		$—		$74,798,550
Consumer Discretionary	300,338,465	—		—		300,338,465
Consumer Staples	104,101,480	—		—	(a)	104,101,480
Energy	196,301,791	—		—		196,301,791
Financials	495,720,103	—		—		495,720,103
Health Care	485,840,710	—		—	(a)	485,840,710
Industrials	449,677,314	—		—		449,677,314
Information Technology	366,211,028	—		—		366,211,028
Materials	124,419,198	—		—		124,419,198
Real Estate	185,714,236	—		—		185,714,236
Utilities	101,089,100	—		—		101,089,100
Rights
Consumer Discretionary	—	—	(a)	—		— (a)
Health Care	—	75,183		—	(a)	75,183
Short-Term Investments
Investment Companies	131,187,285	—		—		131,187,285
Repurchase Agreements	—	131,385,921		—		131,385,921

Total Assets	$3,015,399,260	$131,461,104		$—		$3,146,860,364

Liabilities:
Futures	$(9,135,281)	$—		$—		$(9,135,281)

Total Liabilities	$(9,135,281)	$—		$—		$(9,135,281)

Total	$3,006,263,979	$131,461,104		$—		$3,137,725,083

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(9,135,281	)*

Total		$(9,135,281)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(135,569,800)	$(135,569,800)

Total	$(135,569,800)	$(135,569,800)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(14,916,270)	$(14,916,270)

Total	$(14,916,270)	$(14,916,270)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $289,048,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$484,021,517
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$743,212,141

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,038,014,614
Aggregate gross unrealized depreciation	(659,945,127)

Net unrealized appreciation	$378,069,487

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,759,655,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $3,496,875)	$3,479,825
Unaffiliated Issuers (Cost $2,639,004,297)	3,011,994,618
Repurchase Agreements (Cost $131,385,921)	131,385,921
Cash	158,377,146
Cash held as collateral at broker for futures	22,399,600
Dividends, interest and other receivables	4,014,292
Securities lending income receivable	375,175
Receivable for Portfolio shares sold	25,127
Other assets	14,365

Total assets	3,332,066,069

LIABILITIES
Payable for return of collateral on securities loaned	139,385,921
Investment management fees payable	1,222,754
Due to broker for futures variation margin	1,086,627
Payable for Portfolio shares redeemed	716,806
Administrative fees payable	360,964
Distribution fees payable – Class IB	89,468
Trustees’ fees payable	11
Accrued expenses	57,826

Total liabilities	142,920,377

NET ASSETS	$3,189,145,692

Net assets were comprised of:
Paid in capital	$2,971,265,984
Total distributable earnings (loss)	217,879,708

Net assets	$3,189,145,692

Class IB
Net asset value, offering and redemption price per share, $411,368,478 / 24,401,572 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.86

Class K
Net asset value, offering and redemption price per share, $2,777,777,214 / 163,115,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.03

(x)	Includes value of securities on loan of $174,541,071.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($261,870 of dividend income received from affiliates) (net of $68,712 foreign withholding tax)	$47,489,663
Interest	2,153,886
Securities lending (net)	4,948,668

Total income	54,592,217

EXPENSES
Investment management fees	15,916,484
Administrative fees	4,473,248
Distribution fees – Class IB	1,172,286
Professional fees	154,076
Custodian fees	138,300
Printing and mailing expenses	134,956
Trustees’ fees	120,466
Miscellaneous	114,036

Total expenses	22,223,852

NET INVESTMENT INCOME (LOSS)	32,368,365

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($99,275 realized gain (loss) from affiliates)	82,112,046
Futures contracts	(135,569,800)

Net realized gain (loss)	(53,457,754)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,288,938) of change in unrealized appreciation (depreciation) from affiliates)	(923,234,120)
Futures contracts	(14,916,270)

Net change in unrealized appreciation (depreciation)	(938,150,390)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(991,608,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(959,239,779)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,368,365	$21,990,192
Net realized gain (loss)	(53,457,754)	637,325,311
Net change in unrealized appreciation (depreciation)	(938,150,390)	(6,755,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(959,239,779)	652,559,949

Distributions to shareholders:
Class IB	(11,752,541)	(94,184,949)
Class K	(86,922,883)	(625,145,612)

Total distributions to shareholders	(98,675,424)	(719,330,561)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 830,214 and 2,211,237 shares, respectively ]	15,691,551	58,471,163
Capital shares issued in reinvestment of dividends and distributions [ 685,834 and 4,198,581 shares, respectively ]	11,752,541	94,184,949
Capital shares repurchased [ (3,155,302) and (5,807,544) shares, respectively ]	(58,125,624)	(152,458,368)

Total Class IB transactions	(30,681,532)	197,744

Class K
Capital shares sold [ 24,351,345 and 3,800,507 shares, respectively ]	439,104,869	101,378,007
Capital shares issued in reinvestment of dividends and distributions [ 5,008,176 and 27,592,264 shares, respectively ]	86,922,883	625,145,612
Capital shares repurchased [ (35,987,920) and (36,061,264) shares, respectively ]	(660,162,345)	(946,242,546)

Total Class K transactions	(134,134,593)	(219,718,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(164,816,125)	(219,521,183)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,222,731,328)	(286,291,795)
NET ASSETS:
Beginning of year	4,411,877,020	4,698,168,815

End of year	$3,189,145,692	$4,411,877,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$22.34	$23.34		$20.63	$17.43	$21.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.06	(aa)	0.10	0.15	0.15
Net realized and unrealized gain (loss)	(5.11)	3.11		3.82	4.09	(2.59)

Total from investment operations	(4.99)	3.17		3.92	4.24	(2.44)

Less distributions:
Dividends from net investment income	(0.14)	(0.10)		(0.15)	(0.17)	(0.16)
Distributions from net realized gains	(0.35)	(4.07)		(1.06)	(0.87)	(1.36)
Return of capital	—	—		—	—	(0.01)

Total dividends and distributions	(0.49)	(4.17)		(1.21)	(1.04)	(1.53)

Net asset value, end of year	$16.86	$22.34		$23.34	$20.63	$17.43

Total return	(22.40)%	13.92%		19.31%	24.41%	(11.91)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$411,368	$581,771		$593,742	$556,136	$496,605
Ratio of expenses to average net assets (f)	0.83%	0.82	%(g)	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (f)	0.67%	0.25	%(bb)	0.52%	0.75%	0.66%
Portfolio turnover rate^	15%	19%		32%	18%	19%

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$22.56	$23.53		$20.78	$17.54	$21.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.13	(aa)	0.15	0.20	0.21
Net realized and unrealized gain (loss)	(5.17)	3.13		3.86	4.13	(2.62)

Total from investment operations	(5.00)	3.26		4.01	4.33	(2.41)

Less distributions:
Dividends from net investment income	(0.18)	(0.16)		(0.20)	(0.22)	(0.22)
Distributions from net realized gains	(0.35)	(4.07)		(1.06)	(0.87)	(1.36)
Return of capital	—	—		—	—	(0.01)

Total dividends and distributions	(0.53)	(4.23)		(1.26)	(1.09)	(1.59)

Net asset value, end of year	$17.03	$22.56		$23.53	$20.78	$17.54

Total return	(22.20)%	14.20%		19.59%	24.77%	(11.72)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,777,777	$3,830,106		$4,104,427	$3,313,780	$2,707,319
Ratio of expenses to average net assets (f)	0.58%	0.57	%(g)	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (f)	0.93%	0.50	%(bb)	0.77%	1.00%	0.93%
Portfolio turnover rate^	15%	19%		32%	18%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.
➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(14.94)%	0.83%	3.65%
Portfolio – Class K Shares	(14.77)	1.08	3.90
International Proxy Index	(11.94)	1.55	4.65
MSCI EAFE® Index	(14.45)	1.54	4.67

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.94)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned (11.94)% and (14.45)%, respectively.

Portfolio Highlights

The Portfolio is divided into two portions; one portion utilizes a passive investment index style focused on equity securities of large-capitalization companies, and the other portion utilizes an actively managed futures strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The combination of these strategies is intended to produce better risk-adjusted returns over time. This is one type of volatility management, which relies on certain quantitative market metrics to indicate that market volatility is high or is likely to increase — and generally triggers a defensive reduction in equity exposure.

In 2022, the MSCI EAFE Index fell 14.5%. During this period, equity market volatility remained at historically high levels by multiple measures, including the Cboe Volatility Index (the VIX) and the 21-day realized volatility level. In the first half of the year, the Portfolio reduced its equity exposure for around 36 days, sometimes by as much as 17%.

What helped performance during the year:

•	Energy was the only positive sector during the period.

•	The stocks that contributed most to performance were Novo Nordisk A/S, TotalEnergies SE, BHP Group Ltdastraz., AstraZeneca plc, BP plc and Shell plc.

What hurt performance during the year:

•	The sectors that detracted most from performance were Industrials, Information Technology, Consumer Discretionary, Health Care and Consumer Staples.

•	The stocks that detracted most from performance were ASML Holding NV, Roche Holding AG, Sony Group Corp. and Nestle SA.

•

One principal risk of this strategy is that the Portfolio may be de-equitized when market values are increasing but market volatility is high. This was the situation from time to time during the year, when international developed-market equities rallied off their lows, for instance during choppy markets in February and March, and also gains in October and November. These periods account for a slight drag on absolute performance, but also a lag in risk mitigation compared to the broad market.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$333,252,235	16.8%
Industrials	268,941,946	13.6
Health Care	242,487,498	12.2
Consumer Discretionary	198,255,430	10.0
Consumer Staples	187,069,477	9.4
Materials	139,624,468	7.1
Information Technology	139,584,838	7.0
Energy	88,875,761	4.5
Communication Services	80,414,630	4.1
Utilities	62,119,260	3.1
Real Estate	46,796,351	2.4
Repurchase Agreements	20,752,589	1.0
Cash and Other	175,249,619	8.8

		100.0%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,062.30	$4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.47
Class K
Actual	1,000.00	1,063.60	3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	3.20

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.5%)
Ampol Ltd.	28,680	$552,217
ANZ Group Holdings Ltd.*	376,974	6,072,641
APA Group	145,837	1,068,394
Aristocrat Leisure Ltd.	73,546	1,528,252
ASX Ltd.	24,807	1,148,847
Aurizon Holdings Ltd.	220,504	559,985
BHP Group Ltd. (ASE Stock Exchange)	368,229	11,439,839
BHP Group Ltd. (London Stock Exchange)	265,671	8,254,402
BlueScope Steel Ltd.	58,975	676,179
Brambles Ltd.	177,256	1,456,665
Cochlear Ltd.	8,169	1,135,288
Coles Group Ltd.	168,669	1,920,096
Commonwealth Bank of Australia	212,337	14,832,846
Dexus (REIT)	134,183	708,028
Endeavour Group Ltd.	165,078	721,565
Flutter Entertainment plc*	21,059	2,880,945
Fortescue Metals Group Ltd.	209,021	2,918,818
Glencore plc	1,226,852	8,193,212
Goodman Group (REIT)	210,428	2,487,166
GPT Group (The) (REIT)	246,625	705,241
IDP Education Ltd. (x)	26,203	484,900
IGO Ltd.	85,283	781,554
Insurance Australia Group Ltd.	300,295	971,165
Lendlease Corp. Ltd.	85,624	457,049
Lottery Corp. Ltd. (The)*	271,973	829,574
Macquarie Group Ltd.	46,210	5,252,909
Medibank Pvt Ltd.	330,611	664,035
Mineral Resources Ltd.	20,823	1,094,491
Mirvac Group (REIT)	464,275	673,296
National Australia Bank Ltd.	399,426	8,174,793
Newcrest Mining Ltd.	111,782	1,570,844
Northern Star Resources Ltd.	150,207	1,115,749
Orica Ltd.	52,979	543,226
Origin Energy Ltd.	216,830	1,139,694
Pilbara Minerals Ltd.*	317,465	810,548
Qantas Airways Ltd.*	105,752	432,727
QBE Insurance Group Ltd.	186,482	1,705,157
Ramsay Health Care Ltd.	23,581	1,038,767
REA Group Ltd.	6,309	475,939
Reece Ltd.	28,159	271,285
Rio Tinto Ltd.	46,985	3,723,925
Rio Tinto plc	139,910	9,806,980
Santos Ltd.	403,071	1,959,437
Scentre Group (REIT)	645,289	1,265,314
SEEK Ltd.	43,706	623,414
Sonic Healthcare Ltd.	59,570	1,215,530
South32 Ltd.	585,776	1,595,302
Stockland (REIT)	294,244	727,220
Suncorp Group Ltd.	154,553	1,266,938
Telstra Group Ltd.	508,343	1,380,960
Transurban Group	383,675	3,390,702
Treasury Wine Estates Ltd.	92,721	859,187
Vicinity Ltd. (REIT)	475,722	647,791
Washington H Soul Pattinson & Co. Ltd.	28,300	532,954
Wesfarmers Ltd.	141,133	4,411,510
Westpac Banking Corp.	435,668	6,926,183
WiseTech Global Ltd.	18,259	630,906
Woodside Energy Group Ltd. (ASE Stock Exchange)	188,266	4,542,734
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	1,154,959
Woolworths Group Ltd.	152,140	3,476,296

		147,886,570

Austria (0.2%)
Erste Group Bank AG	42,287	1,353,457
Mondi plc	60,646	1,033,417
OMV AG	18,936	974,989
Verbund AG	9,021	759,486
voestalpine AG	14,333	380,194

		4,501,543

Belgium (0.8%)
Ageas SA/NV	20,554	911,324
Anheuser-Busch InBev SA/NV	108,085	6,510,416
D’ieteren Group	3,099	594,465
Elia Group SA/NV	4,231	601,461
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	519,962
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	6,168	492,417
KBC Group NV	31,614	2,033,180
Sofina SA	1,780	391,750
Solvay SA	9,409	951,388
UCB SA	16,038	1,262,869
Umicore SA	26,963	990,563
Warehouses De Pauw CVA (REIT)	18,525	529,463

		15,789,258

Brazil (0.0%)†
Yara International ASA	19,902	874,755

Chile (0.0%)†
Antofagasta plc	50,216	938,252

China (0.6%)
BOC Hong Kong Holdings Ltd.	455,000	1,550,583
Budweiser Brewing Co. APAC Ltd. (m)	209,800	659,871
ESR Group Ltd. (m)	243,800	511,623
Prosus NV*	104,933	7,239,380
SITC International Holdings Co. Ltd.	172,000	382,543
Wilmar International Ltd.	248,000	772,107
Xinyi Glass Holdings Ltd.	230,000	428,444

		11,544,551

Denmark (2.7%)
AP Moller - Maersk A/S, Class A	382	845,186
AP Moller - Maersk A/S, Class B	626	1,407,572
Carlsberg A/S, Class B	11,837	1,573,087
Chr Hansen Holding A/S	13,708	986,049
Coloplast A/S, Class B	15,033	1,757,183
Danske Bank A/S	83,369	1,647,746
Demant A/S*	13,406	371,585
DSV A/S	23,266	3,672,363
Genmab A/S*	8,203	3,472,825
Novo Nordisk A/S, Class B	207,149	27,970,542
Novozymes A/S, Class B	25,210	1,277,048
Orsted A/S (m)	23,666	2,150,680
Pandora A/S	11,972	841,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
ROCKWOOL A/S, Class B	1,141	$268,218
Tryg A/S	45,315	1,078,602
Vestas Wind Systems A/S	124,340	3,617,365

		52,937,235

Finland (1.1%)
Elisa OYJ	17,323	917,157
Fortum OYJ	55,188	918,041
Kesko OYJ, Class B	34,715	766,253
Kone OYJ, Class B	43,323	2,239,918
Neste OYJ	52,766	2,429,914
Nokia OYJ	670,113	3,103,854
Nordea Bank Abp (Aquis Stock Exchange)	6,394	68,650
Nordea Bank Abp (Turquoise Stock Exchange)	418,004	4,473,729
Orion OYJ, Class B	13,812	757,586
Sampo OYJ, Class A	60,564	3,165,037
Stora Enso OYJ, Class R	70,500	992,387
UPM-Kymmene OYJ	65,475	2,448,164
Wartsila OYJ Abp	55,498	467,421

		22,748,111

France (9.9%)
Accor SA*	20,875	521,771
Adevinta ASA*	29,558	197,922
Aeroports de Paris*	3,476	465,855
Air Liquide SA	65,784	9,323,407
Airbus SE	74,408	8,842,748
Alstom SA (x)	39,764	971,342
Amundi SA (m)	8,092	459,090
Arkema SA	7,325	657,707
AXA SA	232,575	6,486,650
BioMerieux	5,478	574,196
BNP Paribas SA	140,091	7,985,392
Bollore SE	104,213	582,316
Bouygues SA	29,304	879,572
Bureau Veritas SA	37,819	996,295
Capgemini SE	20,706	3,456,591
Carrefour SA	75,303	1,260,711
Cie de Saint-Gobain	62,065	3,032,871
Cie Generale des Etablissements Michelin SCA	85,035	2,365,303
Covivio (REIT)	6,038	358,394
Credit Agricole SA	147,024	1,547,221
Danone SA	79,654	4,197,627
Dassault Aviation SA	2,970	502,955
Dassault Systemes SE	83,844	3,006,203
Edenred	30,741	1,674,293
Eiffage SA	10,529	1,036,009
Electricite de France SA	69,992	899,075
Engie SA	228,140	3,269,516
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	2,048,399
EssilorLuxottica SA (Turquoise Stock Exchange)	25,068	4,540,320
Eurazeo SE	6,233	387,650
Gecina SA (REIT)	5,317	541,554
Getlink SE	54,567	874,708
Hermes International	3,941	6,095,940
Ipsen SA	4,385	471,739
Kering SA	9,321	4,744,379
Klepierre SA (REIT)*	28,147	648,698
La Francaise des Jeux SAEM (m)	13,552	545,163
Legrand SA	33,529	2,685,373
L’Oreal SA	30,313	10,824,837
LVMH Moet Hennessy Louis Vuitton SE	34,686	25,244,435
Orange SA	245,893	2,442,909
Pernod Ricard SA	26,070	5,127,844
Publicis Groupe SA	28,612	1,819,899
Remy Cointreau SA	3,068	517,581
Renault SA*	23,400	783,393
Safran SA	42,532	5,323,178
Sanofi	142,812	13,734,120
Sartorius Stedim Biotech	3,467	1,122,653
SEB SA	3,082	258,157
Societe Generale SA	99,046	2,489,439
Sodexo SA	10,952	1,049,025
Teleperformance	7,627	1,818,195
Thales SA	13,361	1,706,262
TotalEnergies SE	311,352	19,547,268
Ubisoft Entertainment SA*	12,028	340,039
Unibail-Rodamco-Westfield (REIT)*	14,933	777,352
Valeo	27,370	489,280
Veolia Environnement SA	81,798	2,101,456
Vinci SA	67,409	6,731,617
Vivendi SE	92,834	885,821
Wendel SE	3,045	284,230
Worldline SA (m)*	30,150	1,178,972

		195,732,917

Germany (7.2%)
adidas AG	21,514	2,935,361
Allianz SE (Registered)	51,302	11,032,670
Aroundtown SA	118,122	276,027
BASF SE	116,256	5,773,061
Bayer AG (Registered)	122,249	6,323,879
Bayerische Motoren Werke AG	41,565	3,709,848
Bayerische Motoren Werke AG (Preference) (q)	6,767	576,239
Bechtle AG	10,218	361,606
Beiersdorf AG	12,456	1,429,354
Brenntag SE	19,514	1,247,477
Carl Zeiss Meditec AG	5,130	647,437
Commerzbank AG*	132,394	1,252,248
Continental AG	14,134	846,963
Covestro AG (m)	24,229	947,958
Daimler Truck Holding AG*	56,370	1,746,578
Deutsche Bank AG (Registered)	261,970	2,969,148
Deutsche Boerse AG	23,768	4,106,412
Deutsche Lufthansa AG (Registered)*	72,330	601,210
Deutsche Post AG (Registered)	123,347	4,645,055
Deutsche Telekom AG (Registered)	408,284	8,145,693
Dr Ing hc F Porsche AG (Preference) (q)*	13,914	1,411,229
E.ON SE	281,270	2,810,332
Evonik Industries AG	24,597	472,226
Fresenius Medical Care AG & Co. KGaA	25,333	828,988
Fresenius SE & Co. KGaA	53,131	1,492,945
GEA Group AG	19,055	779,182
Hannover Rueck SE	7,354	1,460,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
HeidelbergCement AG	18,596	$1,060,596
HelloFresh SE*	19,689	432,692
Henkel AG & Co. KGaA	12,390	799,088
Henkel AG & Co. KGaA (Preference) (q)	22,362	1,556,410
Infineon Technologies AG	162,504	4,945,467
Knorr-Bremse AG	9,377	512,320
LEG Immobilien SE	9,264	603,527
Mercedes-Benz Group AG	99,845	6,562,376
Merck KGaA	16,355	3,167,054
MTU Aero Engines AG	6,762	1,463,601
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,440	5,675,269
Nemetschek SE	7,705	393,338
Porsche Automobil Holding SE (Preference) (q)	19,644	1,077,471
Puma SE	12,970	787,208
Rational AG	634	376,659
Rheinmetall AG	5,425	1,080,428
RWE AG	79,957	3,559,687
SAP SE	130,861	13,502,326
Sartorius AG (Preference) (q)	2,975	1,176,387
Scout24 SE (m)	10,145	509,646
Siemens AG (Registered)	95,939	13,313,756
Siemens Energy AG	56,167	1,056,679
Siemens Healthineers AG (m)	34,780	1,739,770
Symrise AG	17,004	1,850,226
Telefonica Deutschland Holding AG	145,427	358,513
United Internet AG (Registered)	12,524	253,245
Volkswagen AG	3,804	601,230
Volkswagen AG (Preference) (q)	23,465	2,924,250
Vonovia SE	89,760	2,115,761
Zalando SE (m)*	26,753	948,196

		143,232,575

Hong Kong (2.5%)
AIA Group Ltd.	1,498,812	16,667,441
CK Asset Holdings Ltd.	245,152	1,509,145
CK Infrastructure Holdings Ltd.	86,000	450,083
CLP Holdings Ltd.	202,500	1,477,477
Futu Holdings Ltd. (ADR) (x)*	8,369	340,200
Hang Lung Properties Ltd.	240,000	469,211
Hang Seng Bank Ltd.	96,200	1,599,749
Henderson Land Development Co. Ltd.	187,025	652,932
HK Electric Investments & HK Electric Investments Ltd. (m)	333,500	220,896
HKT Trust & HKT Ltd.	459,013	562,780
Hong Kong & China Gas Co. Ltd.	1,364,722	1,297,329
Hong Kong Exchanges & Clearing Ltd.	147,558	6,374,592
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	641,620
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,760
Jardine Matheson Holdings Ltd. (London Stock Exchange)	17,900	912,900
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,900	96,710
Link REIT (REIT)	255,900	1,878,568
MTR Corp. Ltd.	187,500	993,296
New World Development Co. Ltd.	188,621	531,636
Power Assets Holdings Ltd.	170,500	933,819
Prudential plc	344,029	4,689,429
Sino Land Co. Ltd.	483,172	604,162
Sun Hung Kai Properties Ltd.	180,500	2,469,736
Swire Pacific Ltd., Class A	60,000	528,093
Swire Properties Ltd.	138,800	352,804
Techtronic Industries Co. Ltd.	172,000	1,919,326
WH Group Ltd. (m)	1,133,103	659,064
Wharf Real Estate Investment Co. Ltd.	205,900	1,200,245

		50,036,003

Ireland (0.5%)
AerCap Holdings NV*	16,501	962,339
AIB Group plc	133,813	517,956
Bank of Ireland Group plc	133,932	1,275,971
CRH plc	95,853	3,797,442
Kerry Group plc, Class A	19,445	1,753,447
Kingspan Group plc	19,272	1,043,451
Smurfit Kappa Group plc	29,760	1,100,964

		10,451,570

Israel (0.6%)
Azrieli Group Ltd.	4,926	327,807
Bank Hapoalim BM	158,189	1,429,637
Bank Leumi Le-Israel BM	192,294	1,605,963
Bezeq The Israeli Telecommunication Corp. Ltd.	258,355	446,054
Check Point Software Technologies Ltd.*	12,857	1,622,039
Elbit Systems Ltd.	3,155	514,247
ICL Group Ltd.	94,201	682,177
Israel Discount Bank Ltd., Class A	153,744	809,608
Mizrahi Tefahot Bank Ltd.	19,694	638,955
Nice Ltd.*	7,981	1,547,988
Teva Pharmaceutical Industries Ltd. (ADR)*	140,633	1,282,573
Tower Semiconductor Ltd.*	13,585	593,111
Wix.com Ltd.*	7,243	556,480
ZIM Integrated Shipping Services Ltd. (x)	10,445	179,550

		12,236,189

Italy (1.8%)
Amplifon SpA	15,662	466,413
Assicurazioni Generali SpA	139,631	2,483,411
Coca-Cola HBC AG*	25,890	617,543
Davide Campari-Milano NV	60,150	610,652
DiaSorin SpA	3,041	424,483
Enel SpA	1,029,893	5,545,318
Eni SpA	314,067	4,466,660
Ferrari NV	15,874	3,401,863
FinecoBank Banca Fineco SpA	75,921	1,261,305
Infrastrutture Wireless Italiane SpA (m)	45,293	456,427
Intesa Sanpaolo SpA	2,100,183	4,671,637
Mediobanca Banca di Credito Finanziario SpA	79,319	762,805
Moncler SpA	26,828	1,421,543
Nexi SpA (m)*	69,067	544,589
Poste Italiane SpA (m)	66,421	648,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Prysmian SpA	31,222	$1,158,392
Recordati Industria Chimica e Farmaceutica SpA	13,850	574,497
Snam SpA	250,129	1,212,107
Telecom Italia SpA (x)*	1,086,535	251,574
Terna - Rete Elettrica Nazionale	173,416	1,280,869
UniCredit SpA	240,394	3,415,281

		35,676,231

Japan (19.8%)
Advantest Corp.	24,100	1,557,208
Aeon Co. Ltd.	84,000	1,781,256
AGC, Inc. (x)	23,000	770,230
Aisin Corp.	17,500	470,703
Ajinomoto Co., Inc.	58,600	1,799,883
ANA Holdings, Inc.*	21,200	452,301
Asahi Group Holdings Ltd.	58,100	1,823,483
Asahi Intecc Co. Ltd.	26,300	433,657
Asahi Kasei Corp.	155,600	1,116,137
Astellas Pharma, Inc.	231,100	3,533,238
Azbil Corp. (x)	15,100	382,562
Bandai Namco Holdings, Inc.	25,500	1,615,414
Bridgestone Corp. (x)	72,500	2,591,416
Brother Industries Ltd.	28,000	428,193
Canon, Inc. (x)	125,300	2,726,258
Capcom Co. Ltd.	21,600	692,898
Central Japan Railway Co.	17,600	2,173,179
Chiba Bank Ltd. (The)	58,900	431,742
Chubu Electric Power Co., Inc.	83,800	869,671
Chugai Pharmaceutical Co. Ltd. (x)	85,700	2,199,311
Concordia Financial Group Ltd.	138,600	580,844
CyberAgent, Inc.	54,400	484,145
Dai Nippon Printing Co. Ltd.	26,700	539,127
Daifuku Co. Ltd.	12,300	579,198
Dai-ichi Life Holdings, Inc.	123,400	2,815,145
Daiichi Sankyo Co. Ltd.	218,100	7,062,824
Daikin Industries Ltd.	31,100	4,786,803
Daito Trust Construction Co. Ltd.	8,000	825,358
Daiwa House Industry Co. Ltd.	74,700	1,729,757
Daiwa House REIT Investment Corp. (REIT)	264	590,198
Daiwa Securities Group, Inc.	157,400	699,209
Denso Corp.	53,200	2,649,461
Dentsu Group, Inc. (x)	27,981	883,734
Disco Corp.	3,700	1,064,272
East Japan Railway Co.	38,109	2,183,631
Eisai Co. Ltd.	31,400	2,082,487
ENEOS Holdings, Inc.	374,390	1,278,015
FANUC Corp.	24,200	3,657,475
Fast Retailing Co. Ltd.	7,200	4,417,982
Fuji Electric Co. Ltd.	15,800	605,562
FUJIFILM Holdings Corp.	45,300	2,286,746
Fujitsu Ltd.	24,500	3,288,384
GLP J-REIT (REIT)	495	570,661
GMO Payment Gateway, Inc.	5,100	424,352
Hakuhodo DY Holdings, Inc.	27,200	275,648
Hamamatsu Photonics KK	17,500	842,731
Hankyu Hanshin Holdings, Inc.	30,400	908,016
Hikari Tsushin, Inc. (x)	2,600	368,881
Hirose Electric Co. Ltd.	4,124	521,628
Hitachi Construction Machinery Co. Ltd.	12,300	277,322
Hitachi Ltd.	120,500	6,143,443
Honda Motor Co. Ltd.	202,900	4,687,540
Hoshizaki Corp.	13,800	489,477
Hoya Corp.	45,700	4,424,097
Hulic Co. Ltd. (x)	46,900	371,655
Ibiden Co. Ltd.	13,000	473,979
Idemitsu Kosan Co. Ltd.	28,577	668,481
Iida Group Holdings Co. Ltd.	21,100	321,709
Inpex Corp. (x)	130,700	1,390,256
Isuzu Motors Ltd.	71,200	839,275
Ito En Ltd.	6,900	251,836
ITOCHU Corp.	148,100	4,678,624
Itochu Techno-Solutions Corp.	11,100	259,654
Japan Airlines Co. Ltd.*	16,538	339,606
Japan Exchange Group, Inc.	65,300	944,123
Japan Metropolitan Fund Invest (REIT)	930	741,931
Japan Post Bank Co. Ltd.	51,600	443,499
Japan Post Holdings Co. Ltd.	297,800	2,517,594
Japan Post Insurance Co. Ltd.	26,300	465,120
Japan Real Estate Investment Corp. (REIT)	158	694,651
Japan Tobacco, Inc. (x)	152,000	3,081,926
JFE Holdings, Inc.	60,500	708,077
JSR Corp.	22,500	443,691
Kajima Corp.	51,400	601,573
Kakaku.com, Inc.	16,200	260,701
Kansai Electric Power Co., Inc. (The)	90,100	878,070
Kao Corp. (x)	58,400	2,338,403
KDDI Corp.	200,700	6,089,511
Keio Corp.	13,900	512,618
Keisei Electric Railway Co. Ltd.	17,900	512,149
Keyence Corp.	24,240	9,497,263
Kikkoman Corp.	17,500	925,404
Kintetsu Group Holdings Co. Ltd.	20,300	673,625
Kirin Holdings Co. Ltd. (x)	106,000	1,624,246
Kobayashi Pharmaceutical Co. Ltd.	6,200	426,592
Kobe Bussan Co. Ltd.	20,200	583,343
Koei Tecmo Holdings Co. Ltd.	16,640	303,283
Koito Manufacturing Co. Ltd.	27,600	417,870
Komatsu Ltd.	115,100	2,522,307
Konami Group Corp.	11,800	536,772
Kose Corp. (x)	4,000	439,500
Kubota Corp. (x)	129,600	1,794,294
Kurita Water Industries Ltd.	14,300	594,925
Kyocera Corp.	40,700	2,031,899
Kyowa Kirin Co. Ltd.	34,300	789,287
Lasertec Corp. (x)	9,500	1,574,044
Lixil Corp.	34,000	518,394
M3, Inc.	56,200	1,532,182
Makita Corp.	27,500	645,383
Marubeni Corp.	192,100	2,217,552
Mazda Motor Corp.	71,600	548,293
McDonald’s Holdings Co. Japan Ltd. (x)	10,676	406,329
Meiji Holdings Co. Ltd.	15,022	771,474
Minebea Mitsumi, Inc.	42,700	641,281
MISUMI Group, Inc.	37,600	824,828
Mitsubishi Chemical Group Corp.	156,100	814,399
Mitsubishi Corp.	157,100	5,126,938
Mitsubishi Electric Corp.	240,700	2,409,017
Mitsubishi Estate Co. Ltd.	148,100	1,930,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mitsubishi HC Capital, Inc.	87,200	$431,216
Mitsubishi Heavy Industries Ltd.	38,699	1,543,360
Mitsubishi UFJ Financial Group, Inc.	1,487,500	10,076,101
Mitsui & Co. Ltd.	179,300	5,263,966
Mitsui Chemicals, Inc.	24,100	546,308
Mitsui Fudosan Co. Ltd.	114,000	2,099,497
Mitsui OSK Lines Ltd. (x)	42,000	1,052,880
Mizuho Financial Group, Inc.	302,643	4,279,986
MonotaRO Co. Ltd.	32,400	458,449
MS&AD Insurance Group Holdings, Inc.	55,580	1,788,859
Murata Manufacturing Co. Ltd.	71,500	3,589,165
NEC Corp.	31,700	1,119,548
Nexon Co. Ltd. (x)	59,300	1,338,362
NGK Insulators Ltd.	31,600	404,029
Nidec Corp.	56,600	2,949,462
Nihon M&A Center Holdings, Inc.	39,400	489,048
Nintendo Co. Ltd.	138,000	5,816,946
Nippon Building Fund, Inc. (REIT) (x)	190	851,265
Nippon Express Holdings, Inc. (x)	9,900	568,775
Nippon Paint Holdings Co. Ltd. (x)	105,100	832,055
Nippon Prologis REIT, Inc. (REIT)	259	608,820
Nippon Sanso Holdings Corp.	22,600	329,942
Nippon Shinyaku Co. Ltd.	6,800	387,565
Nippon Steel Corp.	100,608	1,757,037
Nippon Telegraph & Telephone Corp.	149,196	4,276,709
Nippon Yusen KK (x)	58,800	1,393,386
Nissan Chemical Corp.	15,500	682,642
Nissan Motor Co. Ltd.	285,100	908,262
Nisshin Seifun Group, Inc.	23,015	289,880
Nissin Foods Holdings Co. Ltd.	8,000	635,172
Nitori Holdings Co. Ltd.	10,500	1,364,104
Nitto Denko Corp.	18,300	1,066,710
Nomura Holdings, Inc.	362,400	1,349,197
Nomura Real Estate Holdings, Inc.	14,100	304,046
Nomura Real Estate Master Fund, Inc. (REIT)	539	669,438
Nomura Research Institute Ltd.	44,498	1,056,166
NTT Data Corp.	80,100	1,179,162
Obayashi Corp.	83,800	637,248
Obic Co. Ltd.	8,500	1,257,124
Odakyu Electric Railway Co. Ltd.	39,100	509,754
Oji Holdings Corp.	109,900	444,658
Olympus Corp.	153,700	2,754,514
Omron Corp.	24,200	1,181,050
Ono Pharmaceutical Co. Ltd.	44,600	1,047,713
Open House Group Co. Ltd.	10,300	378,284
Oracle Corp.	4,900	318,104
Oriental Land Co. Ltd.	25,400	3,708,199
ORIX Corp.	149,200	2,408,414
Osaka Gas Co. Ltd.	45,600	740,079
Otsuka Corp.	13,200	417,906
Otsuka Holdings Co. Ltd. (x)	49,200	1,613,883
Pan Pacific International Holdings Corp.	50,400	942,024
Panasonic Holdings Corp.	275,800	2,333,708
Persol Holdings Co. Ltd.	21,000	452,514
Rakuten Group, Inc. (x)*	106,700	484,557
Recruit Holdings Co. Ltd.	179,400	5,709,797
Renesas Electronics Corp.*	142,900	1,288,648
Resona Holdings, Inc.	266,705	1,469,682
Ricoh Co. Ltd.	71,500	548,617
Rohm Co. Ltd.	10,700	776,981
SBI Holdings, Inc.	30,220	579,577
SCSK Corp.	18,600	283,592
Secom Co. Ltd.	26,000	1,494,346
Seiko Epson Corp.	36,600	537,120
Sekisui Chemical Co. Ltd.	48,000	674,794
Sekisui House Ltd.	77,200	1,372,647
Seven & i Holdings Co. Ltd.	94,600	4,079,823
SG Holdings Co. Ltd.	35,900	500,587
Sharp Corp. (x)	30,400	218,897
Shimadzu Corp.	29,800	850,358
Shimano, Inc.	9,000	1,434,624
Shimizu Corp.	69,900	374,959
Shin-Etsu Chemical Co. Ltd.	46,700	5,773,449
Shionogi & Co. Ltd.	34,100	1,711,236
Shiseido Co. Ltd. (x)	50,400	2,485,053
Shizuoka Financial Group, Inc.	52,600	422,836
SMC Corp.	7,200	3,049,192
SoftBank Corp.	359,500	4,076,013
SoftBank Group Corp.	150,100	6,455,078
Sompo Holdings, Inc.	39,125	1,746,971
Sony Group Corp.	158,200	12,096,442
Square Enix Holdings Co. Ltd.	9,700	453,071
Subaru Corp.	75,800	1,171,019
SUMCO Corp. (x)	42,100	563,622
Sumitomo Chemical Co. Ltd.	183,400	662,386
Sumitomo Corp.	140,100	2,344,252
Sumitomo Electric Industries Ltd.	91,900	1,053,517
Sumitomo Metal Mining Co. Ltd.	30,099	1,071,262
Sumitomo Mitsui Financial Group, Inc.	162,497	6,557,331
Sumitomo Mitsui Trust Holdings, Inc.	41,468	1,449,674
Sumitomo Realty & Development Co. Ltd.	38,600	917,941
Suntory Beverage & Food Ltd. (x)	16,300	558,900
Suzuki Motor Corp.	47,000	1,529,541
Sysmex Corp.	21,800	1,328,531
T&D Holdings, Inc.	64,800	939,116
Taisei Corp.	23,400	757,772
Takeda Pharmaceutical Co. Ltd.	187,063	5,859,616
TDK Corp.	47,900	1,582,189
Terumo Corp.	81,500	2,326,265
TIS, Inc.	29,200	774,276
Tobu Railway Co. Ltd.	25,100	589,058
Toho Co. Ltd.	13,900	538,037
Tokio Marine Holdings, Inc.	228,600	4,925,072
Tokyo Electric Power Co. Holdings, Inc.*	192,700	698,912
Tokyo Electron Ltd.	18,600	5,510,271
Tokyo Gas Co. Ltd.	47,500	935,595
Tokyu Corp.	62,900	797,034
Toppan, Inc.	32,200	479,418
Toray Industries, Inc.	172,000	965,370
Toshiba Corp.	47,700	1,672,989
Tosoh Corp.	32,200	385,203
TOTO Ltd.	17,100	586,330
Toyota Industries Corp.	18,800	1,037,123
Toyota Motor Corp.	1,327,050	18,327,325
Toyota Tsusho Corp.	26,300	978,936
Trend Micro, Inc. (x)*	16,700	781,301
Unicharm Corp.	50,000	1,930,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
USS Co. Ltd.	25,800	$411,849
Welcia Holdings Co. Ltd.	13,200	309,281
West Japan Railway Co.	28,100	1,226,645
Yakult Honsha Co. Ltd.	16,100	1,050,107
Yamaha Corp.	16,800	629,808
Yamaha Motor Co. Ltd. (x)	37,600	862,359
Yamato Holdings Co. Ltd.	33,700	535,903
Yaskawa Electric Corp.	29,300	943,253
Yokogawa Electric Corp.	28,100	450,705
Z Holdings Corp.	322,700	816,340
ZOZO, Inc.	14,300	355,212

		392,852,234

Jordan (0.0%)†
Hikma Pharmaceuticals plc	22,414	420,552

Luxembourg (0.2%)
ArcelorMittal SA	65,603	1,725,773
Eurofins Scientific SE	16,950	1,216,745

		2,942,518

Macau (0.2%)
Galaxy Entertainment Group Ltd.	283,000	1,870,847
Sands China Ltd.*	326,800	1,084,386

		2,955,233

Netherlands (4.8%)
ABN AMRO Bank NV (CVA) (m)	50,430	697,728
Adyen NV (m)*	2,698	3,720,995
Aegon NV	220,517	1,118,416
Akzo Nobel NV	22,995	1,539,914
Argenx SE*	6,852	2,572,288
ASM International NV	5,961	1,503,671
ASML Holding NV	50,863	27,430,045
Euronext NV (m)	10,755	796,218
EXOR NV*	13,376	977,943
Heineken Holding NV	12,555	968,316
Heineken NV	32,654	3,071,799
IMCD NV	7,168	1,021,658
ING Groep NV	471,405	5,746,561
JDE Peet’s NV	14,011	405,248
Koninklijke Ahold Delhaize NV	131,749	3,785,265
Koninklijke DSM NV	21,476	2,627,641
Koninklijke KPN NV	405,758	1,255,253
Koninklijke Philips NV	110,559	1,657,344
NN Group NV	35,405	1,446,237
OCI NV	13,121	469,396
Randstad NV	15,259	930,384
Shell plc	909,010	25,561,522
Universal Music Group NV	89,287	2,151,444
Wolters Kluwer NV	32,667	3,418,510

		94,873,796

New Zealand (0.2%)
Auckland International Airport Ltd.*	153,139	759,350
Fisher & Paykel Healthcare Corp. Ltd.	72,402	1,038,878
Mercury NZ Ltd.	88,765	313,344
Meridian Energy Ltd.	149,621	497,771
Spark New Zealand Ltd.	226,432	776,313
Xero Ltd.*	16,176	773,914

		4,159,570

Norway (0.7%)
Aker BP ASA	39,315	1,220,367
DNB Bank ASA	117,429	2,330,768
Equinor ASA	122,078	4,383,782
Gjensidige Forsikring ASA	24,944	489,368
Kongsberg Gruppen ASA	11,136	472,412
Mowi ASA	51,522	879,315
Norsk Hydro ASA	169,326	1,267,249
Orkla ASA	92,310	668,430
Salmar ASA	7,336	288,144
Telenor ASA	89,928	840,826

		12,840,661

Portugal (0.2%)
EDP - Energias de Portugal SA	334,507	1,667,188
Galp Energia SGPS SA, Class B	63,649	859,158
Jeronimo Martins SGPS SA	35,393	764,548

		3,290,894

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	430,866	881,419
CapitaLand Integrated Commercial Trust (REIT)	680,305	1,036,152
Capitaland Investment Ltd.	327,700	905,249
City Developments Ltd.	47,700	293,095
DBS Group Holdings Ltd.	225,400	5,708,204
Genting Singapore Ltd.	744,641	530,933
Grab Holdings Ltd., Class A*	161,714	520,719
Jardine Cycle & Carriage Ltd.	12,400	264,775
Keppel Corp. Ltd.	186,500	1,010,893
Mapletree Logistics Trust (REIT)	462,851	549,450
Mapletree Pan Asia Commercial Trust (REIT)	319,500	398,361
Oversea-Chinese Banking Corp. Ltd.	420,806	3,826,651
Sea Ltd. (ADR)*	44,654	2,323,348
Singapore Airlines Ltd.	164,400	678,761
Singapore Exchange Ltd.	98,100	655,514
Singapore Technologies Engineering Ltd.	214,400	536,240
Singapore Telecommunications Ltd.	1,014,800	1,947,167
STMicroelectronics NV	86,563	3,057,362
United Overseas Bank Ltd.	144,675	3,316,054
UOL Group Ltd.	52,911	265,464
Venture Corp. Ltd.	36,400	463,628

		29,169,439

South Africa (0.3%)
Anglo American plc	158,121	6,186,906

South Korea (0.1%)
Delivery Hero SE (m)*	20,487	982,039

Spain (2.2%)
Acciona SA	3,074	565,648
ACS Actividades de Construccion y Servicios SA (x)	26,874	770,100
Aena SME SA (m)*	9,547	1,198,758
Amadeus IT Group SA*	57,084	2,966,675
Banco Bilbao Vizcaya Argentaria SA	759,222	4,578,804
Banco Santander SA	2,125,461	6,376,247
CaixaBank SA	552,851	2,173,087
Cellnex Telecom SA (m)	67,591	2,237,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Corp. ACCIONA Energias Renovables SA	8,240	$318,773
EDP Renovaveis SA	37,535	826,891
Enagas SA (x)	30,951	514,367
Endesa SA	40,050	756,039
Ferrovial SA	62,283	1,631,435
Grifols SA*	36,105	416,245
Iberdrola SA	756,301	8,848,736
Industria de Diseno Textil SA	136,989	3,644,001
Naturgy Energy Group SA	18,114	471,374
Red Electrica Corp. SA	50,343	876,246
Repsol SA	177,388	2,819,792
Telefonica SA	639,445	2,317,012

		44,307,378

Sweden (2.8%)
Alfa Laval AB	35,219	1,016,252
Assa Abloy AB, Class B	126,948	2,721,483
Atlas Copco AB, Class A	337,862	3,985,760
Atlas Copco AB, Class B	191,951	2,043,705
Boliden AB	34,800	1,304,810
Electrolux AB, Class B (x)	26,592	358,761
Embracer Group AB (x)*	94,746	429,382
Epiroc AB, Class A	82,449	1,500,064
Epiroc AB, Class B	48,973	786,818
EQT AB	35,627	753,180
Essity AB, Class B	74,987	1,963,991
Evolution AB (m)	22,772	2,215,910
Fastighets AB Balder, Class B*	77,838	361,931
Getinge AB, Class B	28,766	596,279
H & M Hennes & Mauritz AB, Class B (x)	90,067	968,784
Hexagon AB, Class B	242,206	2,530,027
Holmen AB, Class B	11,684	463,448
Husqvarna AB, Class B	52,123	365,241
Industrivarden AB, Class A	14,864	361,100
Industrivarden AB, Class C	20,811	504,577
Indutrade AB	34,017	688,174
Investment AB Latour, Class B	18,533	350,063
Investor AB, Class A (x)	64,200	1,192,654
Investor AB, Class B	227,096	4,103,674
Kinnevik AB, Class B*	30,063	412,562
L E Lundbergforetagen AB, Class B	9,254	393,844
Lifco AB, Class B	29,260	488,328
Nibe Industrier AB, Class B	190,131	1,769,237
Sagax AB, Class B	23,672	536,513
Sandvik AB	132,790	2,397,508
Securitas AB, Class B	63,448	528,751
Skandinaviska Enskilda Banken AB, Class A	202,329	2,325,799
Skanska AB, Class B	42,740	675,822
SKF AB, Class B	49,012	747,520
Svenska Cellulosa AB SCA, Class B	73,697	931,908
Svenska Handelsbanken AB, Class A	181,834	1,831,435
Swedbank AB, Class A	110,353	1,875,023
Swedish Orphan Biovitrum AB*	21,037	434,858
Tele2 AB, Class B	70,702	576,601
Telefonaktiebolaget LM Ericsson, Class B	358,495	2,092,253
Telia Co. AB	358,293	915,403
Volvo AB, Class A	26,124	495,950
Volvo AB, Class B	187,938	3,394,640
Volvo Car AB, Class B (x)*	74,215	336,977

		54,727,000

Switzerland (5.3%)
ABB Ltd. (Registered)	196,683	5,968,664
Adecco Group AG (Registered)	19,946	657,065
Alcon, Inc.	62,181	4,248,738
Bachem Holding AG, Class B (x)	3,890	335,929
Baloise Holding AG (Registered)	5,472	844,486
Banque Cantonale Vaudoise (Registered)	3,769	361,757
Barry Callebaut AG (Registered)	429	848,582
BKW AG	2,643	361,585
Chocoladefabriken Lindt & Spruengli AG	130	1,325,799
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,438,382
Cie Financiere Richemont SA (Registered)	64,956	8,422,889
Clariant AG (Registered)*	24,093	381,725
Credit Suisse Group AG (Registered) (x)	420,157	1,255,950
EMS-Chemie Holding AG (Registered)	924	625,560
Geberit AG (Registered)	4,512	2,125,102
Givaudan SA (Registered)	1,154	3,535,697
Julius Baer Group Ltd.	27,472	1,600,218
Kuehne + Nagel International AG (Registered)	6,939	1,614,960
Logitech International SA (Registered)	22,003	1,357,801
Lonza Group AG (Registered)	9,277	4,545,946
Novartis AG (Registered)	270,706	24,472,302
Partners Group Holding AG	2,882	2,545,847
Schindler Holding AG	5,049	949,571
Schindler Holding AG (Registered)	3,011	543,162
SGS SA (Registered)	804	1,869,464
SIG Group AG*	38,092	832,162
Sika AG (Registered)	18,511	4,438,316
Sonova Holding AG (Registered)	6,613	1,568,411
Straumann Holding AG (Registered)	13,880	1,585,171
Swatch Group AG (The)	3,541	1,007,173
Swatch Group AG (The) (Registered)	6,356	330,225
Swiss Life Holding AG (Registered)	3,872	1,996,614
Swiss Prime Site AG (Registered)	10,050	871,149
Swisscom AG (Registered)	3,284	1,799,248
Temenos AG (Registered)	7,912	434,170
UBS Group AG (Registered)	418,995	7,796,257
VAT Group AG (m)	3,416	933,937
Zurich Insurance Group AG	18,723	8,956,019

		104,786,033

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.6%)
3i Group plc	121,043	1,963,083
abrdn plc	262,441	600,449
Admiral Group plc	23,723	612,890
Ashtead Group plc	55,030	3,140,146
Associated British Foods plc	42,525	810,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
AstraZeneca plc	193,892	$26,295,635
Auto Trader Group plc (m)	119,101	742,398
AVEVA Group plc	14,658	569,369
Aviva plc	354,167	1,895,938
BAE Systems plc	388,711	4,022,619
Barclays plc	2,046,325	3,921,634
Barratt Developments plc	131,405	630,365
Berkeley Group Holdings plc	13,072	596,262
BP plc	2,354,478	13,517,773
British American Tobacco plc	268,029	10,633,165
British Land Co. plc (The) (REIT)	109,910	524,992
BT Group plc	865,378	1,172,266
Bunzl plc	42,323	1,411,681
Burberry Group plc	49,611	1,217,538
CK Hutchison Holdings Ltd.	341,652	2,050,669
CNH Industrial NV	124,656	1,996,900
Coca-Cola Europacific Partners plc	25,431	1,406,843
Compass Group plc	222,174	5,150,352
Croda International plc	17,453	1,393,431
DCC plc	12,254	604,430
Diageo plc	284,606	12,558,717
Entain plc	74,062	1,183,235
Experian plc	113,174	3,848,795
Halma plc	47,841	1,141,710
Hargreaves Lansdown plc	42,558	440,519
HSBC Holdings plc	2,501,116	15,593,346
Imperial Brands plc	112,449	2,815,425
Informa plc	183,158	1,371,973
InterContinental Hotels Group plc	23,330	1,338,036
Intertek Group plc	19,816	966,407
J Sainsbury plc	213,509	561,931
JD Sports Fashion plc	334,822	510,634
Johnson Matthey plc	24,440	628,459
Just Eat Takeaway.com NV (m)*	21,345	451,263
Kingfisher plc	263,824	753,041
Land Securities Group plc (REIT)	89,759	674,307
Legal & General Group plc	742,281	2,238,965
Lloyds Banking Group plc	8,665,670	4,757,316
London Stock Exchange Group plc	41,361	3,568,241
M&G plc	315,682	716,918
Melrose Industries plc	535,875	871,353
National Grid plc	457,994	5,522,523
NatWest Group plc	670,085	2,148,383
Next plc	16,746	1,175,429
Ocado Group plc*	71,902	536,159
Pearson plc	80,459	913,568
Persimmon plc	38,842	571,479
Phoenix Group Holdings plc	90,768	667,841
Reckitt Benckiser Group plc	88,980	6,189,714
RELX plc (London Stock Exchange)	109,494	3,028,689
RELX plc (Turquoise Stock Exchange)	130,049	3,597,211
Rentokil Initial plc	313,468	1,925,153
Rolls-Royce Holdings plc*	1,045,785	1,178,329
Sage Group plc (The)	126,916	1,144,012
Schroders plc	95,458	503,161
Segro plc (REIT)	150,573	1,390,021
Severn Trent plc	30,252	969,554
Smith & Nephew plc	107,469	1,441,514
Smiths Group plc	47,839	924,492
Spirax-Sarco Engineering plc	9,407	1,207,201
SSE plc	133,255	2,758,009
St James’s Place plc	69,803	924,052
Standard Chartered plc	322,789	2,428,827
Taylor Wimpey plc	440,342	541,135
Tesco plc	947,330	2,567,706
Unilever plc (Cboe Europe)	207,162	10,393,730
Unilever plc (London Stock Exchange)	110,385	5,580,877
United Utilities Group plc	86,201	1,033,165
Vodafone Group plc	3,327,682	3,388,976
Whitbread plc	25,822	802,290
WPP plc	131,986	1,308,748

		210,633,598

United States (5.9%)
Computershare Ltd.	67,508	1,204,226
CSL Ltd.	60,449	11,843,252
CyberArk Software Ltd.*	5,030	652,139
GSK plc	506,105	8,796,037
Haleon plc*	632,256	2,502,152
Holcim AG*	69,038	3,574,909
James Hardie Industries plc (CHDI)	57,570	1,034,788
Nestle SA (Registered)	344,115	39,872,904
QIAGEN NV*	28,002	1,409,113
Roche Holding AG	87,914	27,620,199
Roche Holding AG CHF 1	3,322	1,287,628
Schneider Electric SE	67,511	9,446,762
Stellantis NV (Euronext Paris)	146,873	2,086,312
Stellantis NV (Italian Stock Exchange)	126,229	1,792,256
Swiss Re AG	38,172	3,570,123
Tenaris SA	58,253	1,015,483

		117,708,283

Total Common Stocks (90.2%) (Cost $1,543,866,801)		1,787,421,894

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,037,068, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,076,840. (xx)	2,036,117	2,036,117
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $6,002,867, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $6,123,180. (xx)	6,000,000	6,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $5,004,326, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $5,444,143. (xx)	$5,000,000	$5,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $1,000,490, collateralized by various Common Stocks; total market value $1,112,847. (xx)	1,000,000	1,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $4,718,783, collateralized by various Common Stocks; total market value $5,248,712. (xx)	4,716,472	4,716,472

Total Repurchase Agreements		20,752,589

Total Short-Term Investments (1.0%) (Cost $20,752,589)		20,752,589

Total Investments in Securities (91.2%) (Cost $1,564,619,390)		1,808,174,483
Other Assets Less Liabilities (8.8%)		175,249,619

Net Assets (100%)		$1,983,424,102

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $26,157,201 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $35,122,575. This was collateralized by $16,035,869 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $20,752,589 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,851	3/2023	EUR	74,996,102	(2,863,559)
FTSE 100 Index	529	3/2023	GBP	47,747,650	(17,270)
SPI 200 Index	160	3/2023	AUD	19,042,013	(409,543)
TOPIX Index	334	3/2023	JPY	48,137,839	(1,193,313)

					(4,483,685)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	26,837,324	USD	18,195,974	HSBC Securities, Inc.	3/17/2023	129,839
EUR	2,042,592	USD	2,194,274	HSBC Bank plc	3/17/2023	3,123
JPY	6,422,445,905	USD	47,769,635	HSBC Securities, Inc.	3/17/2023	1,647,207

Total unrealized appreciation						1,780,169

GBP	40,338,562	USD	49,430,390	HSBC Securities, Inc.	3/17/2023	(575,147)
USD	89,495,101	EUR	84,364,157	HSBC Securities, Inc.	3/17/2023	(1,262,881)
USD	2,179,031	GBP	1,802,256	HSBC Bank plc	3/17/2023	(3,736)
USD	1,978,204	JPY	267,714,316	HSBC Bank plc	3/17/2023	(81,696)

Total unrealized depreciation						(1,923,460)

Net unrealized depreciation						(143,291)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 2,016, CHF 2,013, DKK 2,020, EUR 164,391,326, GBP 104,493, HKD 52,983, ILS 1,989, JPY 2,045, NOK 2,015, NZD 2,007, SEK 2,005 and SGD 2,021.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$147,886,570	$—	$147,886,570
Austria	—	4,501,543	—	4,501,543
Belgium	—	15,789,258	—	15,789,258
Brazil	—	874,755	—	874,755
Chile	—	938,252	—	938,252
China	—	11,544,551	—	11,544,551
Denmark	—	52,937,235	—	52,937,235
Finland	—	22,748,111	—	22,748,111
France	—	195,732,917	—	195,732,917
Germany	—	143,232,575	—	143,232,575
Hong Kong	1,894,720	48,141,283	—	50,036,003
Ireland	962,339	9,489,231	—	10,451,570
Israel	3,640,642	8,595,547	—	12,236,189
Italy	—	35,676,231	—	35,676,231
Japan	—	392,852,234	—	392,852,234
Jordan	—	420,552	—	420,552
Luxembourg	—	2,942,518	—	2,942,518
Macau	—	2,955,233	—	2,955,233
Netherlands	—	94,873,796	—	94,873,796
New Zealand	—	4,159,570	—	4,159,570
Norway	—	12,840,661	—	12,840,661
Portugal	—	3,290,894	—	3,290,894
Singapore	2,844,067	26,325,372	—	29,169,439
South Africa	—	6,186,906	—	6,186,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
South Korea	$—	$982,039	$—		$982,039
Spain	—	44,307,378	—		44,307,378
Sweden	—	54,727,000	—		54,727,000
Switzerland	—	104,786,033	—		104,786,033
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	1,406,843	209,226,755	—		210,633,598
United States	652,139	117,056,144	—		117,708,283
Forward Currency Contracts	—	1,780,169	—		1,780,169
Short-Term Investments
Repurchase Agreements	—	20,752,589	—		20,752,589

Total Assets	$11,400,750	$1,798,553,902	$—		$1,809,954,652

Liabilities:
Forward Currency Contracts	$—	$(1,923,460)	$—		$(1,923,460)
Futures	(4,483,685)	—	—		(4,483,685)

Total Liabilities	$(4,483,685)	$(1,923,460)	$—		$(6,407,145)

Total	$6,917,065	$1,796,630,442	$—		$1,803,547,507

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $398,361 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,780,169

Total		$1,780,169

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,923,460)
Equity contracts	Payables, Net assets - Unrealized depreciation	(4,483,685)*

Total		$(6,407,145)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$332,057	$332,057
Equity contracts	(13,229,745)	—	(13,229,745)

Total	$(13,229,745)	$332,057	$(12,897,688)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(82,019)	$(82,019)
Equity contracts	(8,587,934)	—	(8,587,934)

Total	$(8,587,934)	$(82,019)	$(8,669,953)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $383,785,000 and futures contracts with an average notional balance of approximately $182,388,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$3,123	$(3,123)	$—	$—
HSBC Securities, Inc.	1,777,046	(1,777,046)	—	—

Total	$1,780,169	$(1,780,169)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$85,432	$(3,123)	$—	$82,309
HSBC Securities, Inc.	1,838,028	(1,777,046)	—	60,982

Total	$1,923,460	$(1,780,169)	$—	$143,291

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$150,310,447
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$175,115,850

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$474,121,353
Aggregate gross unrealized depreciation	(262,620,904)

Net unrealized appreciation	$211,500,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,592,047,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,543,866,801)	$1,787,421,894
Repurchase Agreements (Cost $20,752,589)	20,752,589
Cash	9,888,324
Foreign cash (Cost $166,853,079)	164,566,933
Cash held as collateral at broker for futures	14,774,870
Dividends, interest and other receivables	9,350,524
Receivable for securities sold	3,129,757
Unrealized appreciation on forward foreign currency contracts	1,780,169
Securities lending income receivable	14,820
Receivable for Portfolio shares sold	9,658
Other assets	106,601

Total assets	2,011,796,139

LIABILITIES
Payable for return of collateral on securities loaned	20,752,589
Payable for securities purchased	3,121,764
Unrealized depreciation on forward foreign currency contracts	1,923,460
Due to broker for futures variation margin	1,130,280
Investment management fees payable	766,243
Payable for Portfolio shares redeemed	368,917
Administrative fees payable	221,407
Distribution fees payable – Class IB	18,722
Accrued expenses	68,655

Total liabilities	28,372,037

NET ASSETS	$1,983,424,102

Net assets were comprised of:
Paid in capital	$1,833,737,332
Total distributable earnings (loss)	149,686,770

Net assets	$1,983,424,102

Class IB
Net asset value, offering and redemption price per share, $86,300,031 / 7,035,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.27

Class K
Net asset value, offering and redemption price per share, $1,897,124,071 / 153,587,268 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.35

(x)	Includes value of securities on loan of $35,122,575.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $4,372,895 foreign withholding tax)	$56,962,965
Securities lending (net)	335,095

Total income	57,298,060

EXPENSES
Investment management fees	9,011,784
Administrative fees	2,473,842
Interest expense	827,932
Custodian fees	298,100
Distribution fees – Class IB	226,011
Professional fees	152,600
Printing and mailing expenses	79,141
Trustees’ fees	65,954
Miscellaneous	235,886

Total expenses	13,371,250

NET INVESTMENT INCOME (LOSS)	43,926,810

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,772,688
Futures contracts	(13,229,745)
Forward foreign currency contracts	332,057
Foreign currency transactions	(7,621,440)

Net realized gain (loss)	(14,746,440)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(366,119,789)
Futures contracts	(8,587,934)
Forward foreign currency contracts	(82,019)
Foreign currency translations	(3,144,011)

Net change in unrealized appreciation (depreciation)	(377,933,753)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(392,680,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(348,753,383)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,926,810	$48,238,481
Net realized gain (loss)	(14,746,440)	77,674,885
Net change in unrealized appreciation (depreciation)	(377,933,753)	126,510,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(348,753,383)	252,423,911

Distributions to shareholders:
Class IB	(1,606,594)	(7,616,089)
Class K	(38,758,708)	(164,642,604)

Total distributions to shareholders	(40,365,302)	(172,258,693)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 711,725 and 370,787 shares, respectively ]	8,708,663	5,660,019
Capital shares issued in reinvestment of dividends and distributions [ 135,115 and 524,261 shares, respectively ]	1,606,594	7,616,089
Capital shares repurchased [ (1,205,770) and (1,292,996) shares, respectively ]	(14,999,035)	(19,587,147)

Total Class IB transactions	(4,683,778)	(6,311,039)

Class K
Capital shares sold [ 21,630,965 and 4,729,952 shares, respectively ]	254,772,598	73,673,482
Capital shares issued in reinvestment of dividends and distributions [ 3,205,586 and 11,257,756 shares, respectively ]	38,758,708	164,642,604
Capital shares repurchased [ (25,760,312) and (23,308,055) shares, respectively ]	(312,454,520)	(355,041,264)

Total Class K transactions	(18,923,214)	(116,725,178)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,606,992)	(123,036,217)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(412,725,677)	(42,870,999)
NET ASSETS:
Beginning of year	2,396,149,779	2,439,020,778

End of year	$1,983,424,102	$2,396,149,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019	2018
Net asset value, beginning of year	$14.70		$14.30		$13.68		$11.55	$13.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.27	(cc)	0.17	(aa)	0.28	0.26
Net realized and unrealized gain (loss)	(2.45)		1.22		0.72		2.19	(2.24)

Total from investment operations	(2.20)		1.49		0.89		2.47	(1.98)

Less distributions:
Dividends from net investment income	(0.14)		(0.48)		(0.21)		(0.31)	(0.25)
Distributions from net realized gains	(0.09)		(0.61)		(0.06)		(0.03)	(0.04)

Total dividends and distributions	(0.23)		(1.09)		(0.27)		(0.34)	(0.29)

Net asset value, end of year	$12.27		$14.70		$14.30		$13.68	$11.55

Total return	(14.94)%		10.59%		6.63%		21.44%	(14.43)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$86,300		$108,731		$111,399		$111,644	$102,960
Ratio of expenses to average net assets (f)	0.91	%(g)	0.91	%(g)	0.89	%(g)	0.86%	0.88%
Ratio of net investment income (loss) to average net assets (f)	1.96%		1.74	%(dd)	1.33	%(bb)	2.18%	1.95%
Portfolio turnover rate^	8%		3%		18%		2%	5%

	Year Ended December 31,
Class K	2022		2021		2020		2019	2018
Net asset value, beginning of year	$14.80		$14.38		$13.75		$11.61	$13.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.31	(cc)	0.20	(aa)	0.31	0.29
Net realized and unrealized gain (loss)	(2.47)		1.23		0.73		2.20	(2.24)

Total from investment operations	(2.19)		1.54		0.93		2.51	(1.95)

Less distributions:
Dividends from net investment income	(0.17)		(0.51)		(0.24)		(0.34)	(0.29)
Distributions from net realized gains	(0.09)		(0.61)		(0.06)		(0.03)	(0.04)

Total dividends and distributions	(0.26)		(1.12)		(0.30)		(0.37)	(0.33)

Net asset value, end of year	$12.35		$14.80		$14.38		$13.75	$11.61

Total return	(14.77)%		10.92%		6.90%		21.69%	(14.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,897,124		$2,287,419		$2,327,622		$2,290,095	$1,934,588
Ratio of expenses to average net assets (f)	0.66	%(g)	0.66	%(g)	0.64	%(g)	0.61%	0.63%
Ratio of net investment income (loss) to average net assets (f)	2.20%		1.98	%(dd)	1.59	%(bb)	2.42%	2.19%
Portfolio turnover rate^	8%		3%		18%		2%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(16.42)%	2.11%	2.59%
EQ/AB Dynamic Aggressive Growth Index	(14.77)	5.66	6.11
S&P 500® Index	(18.11)	9.42	9.95
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.43

* Date of inception 11/13/17. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (16.42)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/AB Dynamic Aggressive Growth Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (14.77)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	An overweight cash position contributed to performance.

•	Country selection within international equities added to relative performance.

What hurt performance during the year:

•	An underweight to fixed income relative to the benchmark detracted from Portfolio performance.

•	An underweight to international large cap equities, particularly during the fourth quarter of 2022, detracted from performance.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

Our outlook for equities remains constructive over the medium term. Fundamentals point to below-trend yet positive economic growth, which could help support moderation in historically high inflation. However, tighter financial conditions may persist for some time, sustaining volatility across risk assets, though supply and demand imbalances appear to us to be improving. Historically, risk assets have been resilient during hiking cycles, which have typically coincided with a strong economic backdrop. However, with inflation stubbornly high across major economies, uncertainty about terminal policy rates continues to drive asset price volatility and the path to a “soft landing” appears narrow. For these reasons, the team maintained an underweight allocation to U.S. and developed-international equities at period end.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	3.93
Weighted Average Coupon (%)	2.54
Weighted Average Effective Duration (Years)*	3.67
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	18.7%
Information Technology	12.8
Investment Company	10.4
Health Care	9.9
Financials	9.2
Industrials	7.1
Consumer Discretionary	6.7
Consumer Staples	5.4
Exchange Traded Fund	4.4
Communication Services	4.1
Energy	3.4
Materials	2.9
Repurchase Agreements	2.3
Utilities	2.1
Real Estate	1.7
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,012.10	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.38	5.88

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	36,700	$675,647
Bezeq The Israeli Telecommunication Corp. Ltd.	12,433	21,466
BT Group plc	40,865	55,357
Cellnex Telecom SA (m)	3,341	110,581
Deutsche Telekom AG (Registered)	19,327	385,594
Elisa OYJ	919	48,656
HKT Trust & HKT Ltd.	21,918	26,873
Infrastrutture Wireless Italiane SpA (m)	1,944	19,590
Koninklijke KPN NV	19,802	61,259
Lumen Technologies, Inc.	4,901	25,583
Nippon Telegraph & Telephone Corp.	7,080	202,949
Orange SA	11,544	114,688
Singapore Telecommunications Ltd.	47,781	91,681
Spark New Zealand Ltd.	10,804	37,041
Swisscom AG (Registered)	158	86,566
Telecom Italia SpA (x)*	57,658	13,350
Telefonica Deutschland Holding AG	6,024	14,851
Telefonica SA	30,183	109,367
Telenor ASA	4,049	37,858
Telia Co. AB	15,382	39,299
Telstra Group Ltd.	24,077	65,407
United Internet AG (Registered)	561	11,344
Verizon Communications, Inc.	21,627	852,104

		3,107,111

Entertainment (0.8%)
Activision Blizzard, Inc.	3,667	280,709
Bollore SE	5,116	28,587
Capcom Co. Ltd.	1,019	32,688
Electronic Arts, Inc.	1,351	165,065
Embracer Group AB (x)*	3,237	14,670
Koei Tecmo Holdings Co. Ltd.	680	12,394
Konami Group Corp.	539	24,519
Live Nation Entertainment, Inc.*	736	51,329
Netflix, Inc.*	2,292	675,865
Nexon Co. Ltd. (x)	2,855	64,435
Nintendo Co. Ltd.	6,590	277,780
Sea Ltd. (ADR)*	2,194	114,154
Square Enix Holdings Co. Ltd.	496	23,167
Take-Two Interactive Software, Inc.*	812	84,554
Toho Co. Ltd.	647	25,044
Ubisoft Entertainment SA*	536	15,153
Universal Music Group NV	4,413	106,335
Walt Disney Co. (The)*	9,388	815,629
Warner Bros Discovery, Inc.*	11,380	107,882

		2,919,959

Interactive Media & Services (1.7%)
Adevinta ASA*	1,486	9,950
Alphabet, Inc., Class A*	30,758	2,713,778
Alphabet, Inc., Class C*	27,265	2,419,223
Auto Trader Group plc (m)	4,951	30,861
Kakaku.com, Inc.	775	12,472
Match Group, Inc.*	1,438	59,663
Meta Platforms, Inc., Class A*	11,579	1,393,417
REA Group Ltd.	366	27,610
Scout24 SE (m)	506	25,420
SEEK Ltd.	1,943	27,715
Z Holdings Corp.	15,506	39,226

		6,759,335

Media (0.4%)
Charter Communications, Inc., Class A*	553	187,522
Comcast Corp., Class A	22,215	776,858
CyberAgent, Inc.	2,341	20,834
Dentsu Group, Inc. (x)	1,251	39,511
DISH Network Corp., Class A*	1,294	18,168
Fox Corp., Class A	1,558	47,316
Fox Corp., Class B	717	20,399
Hakuhodo DY Holdings, Inc.	1,352	13,701
Informa plc	8,013	60,023
Interpublic Group of Cos., Inc. (The)	2,001	66,653
News Corp., Class A	1,969	35,836
News Corp., Class B	607	11,193
Omnicom Group, Inc.	1,050	85,648
Paramount Global, Class B (x)	2,601	43,905
Pearson plc	3,853	43,749
Publicis Groupe SA	1,410	89,685
Vivendi SE	4,064	38,779
WPP plc	6,546	64,909

		1,664,689

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,653	292,885
SoftBank Corp.	17,218	195,218
SoftBank Group Corp.	7,234	311,100
Tele2 AB, Class B	3,338	27,223
T-Mobile US, Inc.*	3,075	430,500
Vodafone Group plc	157,133	160,027

		1,416,953

Total Communication Services		15,868,047

Consumer Discretionary (6.7%)
Auto Components (0.2%)
Aisin Corp.	852	22,916
Aptiv plc*	1,395	129,916
BorgWarner, Inc.	1,206	48,542
Bridgestone Corp. (x)	3,431	122,637
Cie Generale des Etablissements Michelin SCA	4,076	113,377
Continental AG	721	43,205
Denso Corp.	2,592	129,086
Koito Manufacturing Co. Ltd.	1,208	18,289
Sumitomo Electric Industries Ltd.	3,913	44,858
Valeo	1,095	19,575

		692,401

Automobiles (1.2%)
Bayerische Motoren Werke AG	2,033	181,454
Bayerische Motoren Werke AG (Preference) (q)	405	34,487
Dr Ing hc F Porsche AG (Preference) (q)*	722	73,229
Ferrari NV	775	166,086
Ford Motor Co.	20,338	236,531
General Motors Co.	7,316	246,110
Honda Motor Co. Ltd.	9,845	227,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Isuzu Motors Ltd.	3,374	$39,771
Mazda Motor Corp.	3,290	25,194
Mercedes-Benz Group AG	4,807	315,943
Nissan Motor Co. Ltd.	13,433	42,794
Porsche Automobil Holding SE (Preference) (q)	950	52,107
Renault SA*	1,112	37,228
Stellantis NV	13,227	187,803
Subaru Corp.	3,560	54,998
Suzuki Motor Corp.	2,276	74,069
Tesla, Inc.*	13,821	1,702,471
Toyota Motor Corp.	63,571	877,952
Volkswagen AG	187	29,556
Volkswagen AG (Preference) (q)	1,140	142,069
Volvo Car AB, Class B*	3,504	15,910
Yamaha Motor Co. Ltd. (x)	1,722	39,494

		4,802,702

Distributors (0.1%)
D’ieteren Group	174	33,378
Genuine Parts Co.	726	125,968
LKQ Corp.	1,307	69,807
Pool Corp.	201	60,768

		289,921

Diversified Consumer Services (0.0%)†
IDP Education Ltd. (x)	1,208	22,355

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	984	24,595
Aristocrat Leisure Ltd.	3,487	72,458
Booking Holdings, Inc.*	200	403,056
Caesars Entertainment, Inc.*	1,105	45,968
Carnival Corp. (x)*	5,157	41,565
Chipotle Mexican Grill, Inc.*	143	198,411
Compass Group plc	10,548	244,520
Darden Restaurants, Inc.	630	87,148
Domino’s Pizza, Inc.	182	63,045
Entain plc	3,388	54,128
Evolution AB (m)	1,139	110,834
Expedia Group, Inc.*	775	67,890
Flutter Entertainment plc*	1,007	137,761
Galaxy Entertainment Group Ltd.	12,592	83,243
Genting Singapore Ltd.	34,991	24,949
Hilton Worldwide Holdings, Inc.	1,393	176,020
InterContinental Hotels Group plc	1,142	65,497
La Francaise des Jeux SAEM (m)	686	27,596
Las Vegas Sands Corp.*	1,692	81,334
Lottery Corp. Ltd. (The)*	12,855	39,210
Marriott International, Inc., Class A	1,386	206,362
McDonald’s Corp.	3,772	994,035
McDonald’s Holdings Co. Japan Ltd. (x)	587	22,341
MGM Resorts International	1,641	55,023
Norwegian Cruise Line Holdings Ltd. (x)*	2,170	26,561
Oriental Land Co. Ltd.	1,220	178,110
Royal Caribbean Cruises Ltd.*	1,130	55,856
Sands China Ltd.*	14,049	46,617
Sodexo SA	574	54,980
Starbucks Corp.	5,911	586,371
Whitbread plc	1,168	36,290
Wynn Resorts Ltd.*	531	43,792
Yum! Brands, Inc.	1,451	185,844

		4,541,410

Household Durables (0.4%)
Barratt Developments plc	5,898	28,293
Berkeley Group Holdings plc	650	29,649
DR Horton, Inc.	1,612	143,694
Electrolux AB, Class B (x)	1,305	17,606
Garmin Ltd.	790	72,909
Iida Group Holdings Co. Ltd.	851	12,975
Lennar Corp., Class A	1,312	118,736
Mohawk Industries, Inc.*	272	27,804
Newell Brands, Inc.	1,938	25,349
NVR, Inc.*	15	69,189
Open House Group Co. Ltd.	474	17,408
Panasonic Holdings Corp.	12,779	108,131
Persimmon plc	1,846	27,160
PulteGroup, Inc.	1,173	53,407
SEB SA	160	13,402
Sekisui Chemical Co. Ltd.	2,182	30,675
Sekisui House Ltd.	3,565	63,387
Sharp Corp.	1,239	8,922
Sony Group Corp.	7,560	578,060
Taylor Wimpey plc	21,101	25,931
Whirlpool Corp.	281	39,750

		1,512,437

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	45,703	3,839,052
Delivery Hero SE (m)*	1,050	50,332
eBay, Inc.	2,794	115,867
Etsy, Inc.*	647	77,498
Just Eat Takeaway.com NV (m)*	1,043	22,050
Prosus NV*	4,965	342,538
Rakuten Group, Inc. (x)*	5,024	22,815
Zalando SE (m)*	1,286	45,579
ZOZO, Inc.	721	17,910

		4,533,641

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	1,223	77,476
Hasbro, Inc.	669	40,816
Shimano, Inc.	458	73,006
Yamaha Corp.	900	33,740

		225,038

Multiline Retail (0.3%)
Dollar General Corp.	1,162	286,143
Dollar Tree, Inc.*	1,084	153,321
Next plc	769	53,977
Pan Pacific International Holdings Corp.	2,290	42,802
Target Corp.	2,370	353,225
Wesfarmers Ltd. (x)	6,870	214,741

		1,104,209

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	310	45,579
AutoZone, Inc.*	98	241,686
Bath & Body Works, Inc.	1,176	49,557
Best Buy Co., Inc.	1,032	82,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CarMax, Inc.*	814	$49,564
Fast Retailing Co. Ltd.	356	218,445
H & M Hennes & Mauritz AB, Class B (x)	4,226	45,456
Hikari Tsushin, Inc. (x)	121	17,167
Home Depot, Inc. (The)	5,272	1,665,214
Industria de Diseno Textil SA	6,535	173,835
JD Sports Fashion plc	14,924	22,760
Kingfisher plc	10,937	31,218
Lowe’s Cos., Inc.	3,196	636,771
Nitori Holdings Co. Ltd.	514	66,776
O’Reilly Automotive, Inc.*	322	271,778
Ross Stores, Inc.	1,787	207,417
TJX Cos., Inc. (The)	5,979	475,928
Tractor Supply Co.	569	128,008
Ulta Beauty, Inc.*	264	123,835
USS Co. Ltd.	1,268	20,241

		4,574,012

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,054	143,807
Burberry Group plc	2,342	57,477
Cie Financiere Richemont SA (Registered)	3,150	408,463
Hermes International	192	296,986
Kering SA	453	230,576
LVMH Moet Hennessy Louis Vuitton SE	1,649	1,200,140
Moncler SpA	1,302	68,989
NIKE, Inc., Class B	6,487	759,044
Pandora A/S	578	40,612
Puma SE	611	37,084
Ralph Lauren Corp.	212	22,402
Swatch Group AG (The)	189	53,758
Swatch Group AG (The) (Registered)	304	15,794
Tapestry, Inc.	1,241	47,257
VF Corp.	1,701	46,965

		3,429,354

Total Consumer Discretionary		25,727,480

Consumer Staples (5.4%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	5,220	314,423
Asahi Group Holdings Ltd.	2,793	87,659
Brown-Forman Corp., Class B	942	61,870
Budweiser Brewing Co. APAC Ltd. (m)	9,962	31,333
Carlsberg A/S, Class B	618	82,130
Coca-Cola Co. (The)	20,042	1,274,872
Coca-Cola Europacific Partners plc	1,294	71,584
Coca-Cola HBC AG*	1,161	27,693
Constellation Brands, Inc., Class A	836	193,743
Davide Campari-Milano NV	3,024	30,700
Diageo plc	13,711	605,021
Heineken Holding NV	593	45,736
Heineken NV	1,550	145,810
Ito En Ltd.	309	11,278
Keurig Dr Pepper, Inc.	4,376	156,048
Kirin Holdings Co. Ltd. (x)	4,760	72,938
Molson Coors Beverage Co., Class B	968	49,871
Monster Beverage Corp.*	1,961	199,100
PepsiCo, Inc.	7,094	1,281,602
Pernod Ricard SA	1,236	243,115
Remy Cointreau SA	160	26,992
Suntory Beverage & Food Ltd.	804	27,568
Treasury Wine Estates Ltd.	4,177	38,706

		5,079,792

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	3,784	80,241
Carrefour SA	3,358	56,219
Coles Group Ltd.	7,719	87,872
Costco Wholesale Corp.	2,279	1,040,363
Endeavour Group Ltd.	7,793	34,064
HelloFresh SE*	955	20,987
J Sainsbury plc	10,119	26,632
Jeronimo Martins SGPS SA	1,638	35,384
Kesko OYJ, Class B	1,580	34,875
Kobe Bussan Co. Ltd.	992	28,647
Koninklijke Ahold Delhaize NV	6,235	179,137
Kroger Co. (The)	3,354	149,521
Ocado Group plc*	2,824	21,058
Seven & i Holdings Co. Ltd.	4,482	193,296
Sysco Corp.	2,610	199,534
Tesco plc	43,393	117,615
Walgreens Boots Alliance, Inc.	3,696	138,083
Walmart, Inc.	7,268	1,030,530
Welcia Holdings Co. Ltd.	545	12,770
Woolworths Group Ltd.	7,233	165,269

		3,652,097

Food Products (1.3%)
Ajinomoto Co., Inc.	2,701	82,960
Archer-Daniels-Midland Co.	2,829	262,673
Associated British Foods plc	2,061	39,268
Barry Callebaut AG (Registered)	23	45,495
Campbell Soup Co.	1,034	58,679
Chocoladefabriken Lindt & Spruengli AG	7	71,389
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	102,742
Conagra Brands, Inc.	2,468	95,512
Danone SA	3,866	203,731
General Mills, Inc.	3,056	256,246
Hershey Co. (The)	757	175,298
Hormel Foods Corp.	1,491	67,915
J M Smucker Co. (The)	549	86,995
JDE Peet’s NV	581	16,805
Kellogg Co.	1,318	93,894
Kerry Group plc, Class A	969	87,379
Kikkoman Corp.	928	49,073
Kraft Heinz Co. (The)	4,100	166,911
Lamb Weston Holdings, Inc.	741	66,216
McCormick & Co., Inc. (Non-Voting)	1,290	106,928
Meiji Holdings Co. Ltd.	706	36,258
Mondelez International, Inc., Class A	7,032	468,683
Mowi ASA	2,350	40,107
Nestle SA (Registered)	16,486	1,910,247
Nisshin Seifun Group, Inc.	1,144	14,409
Nissin Foods Holdings Co. Ltd.	367	29,138
Orkla ASA	4,346	31,470
Salmar ASA	347	13,629
Tyson Foods, Inc., Class A	1,491	92,815
WH Group Ltd. (m)	48,258	28,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Wilmar International Ltd.	11,116	$34,608
Yakult Honsha Co. Ltd.	831	54,201

		4,889,743

Household Products (0.8%)
Church & Dwight Co., Inc.	1,256	101,246
Clorox Co. (The)	635	89,110
Colgate-Palmolive Co.	4,301	338,876
Essity AB, Class B	3,726	97,588
Henkel AG & Co. KGaA	676	43,598
Henkel AG & Co. KGaA (Preference) (q)	1,106	76,978
Kimberly-Clark Corp.	1,738	235,934
Procter & Gamble Co. (The)	12,202	1,849,335
Reckitt Benckiser Group plc	4,336	301,625
Unicharm Corp.	2,486	96,000

		3,230,290

Personal Products (0.5%)
Beiersdorf AG	633	72,638
Estee Lauder Cos., Inc. (The), Class A	1,191	295,499
Haleon plc*	29,897	118,317
Kao Corp. (x)	2,875	115,118
Kobayashi Pharmaceutical Co. Ltd.	308	21,192
Kose Corp. (x)	242	26,590
L’Oreal SA	1,448	517,084
Shiseido Co. Ltd. (x)	2,452	120,900
Unilever plc	15,305	773,795

		2,061,133

Tobacco (0.5%)
Altria Group, Inc.	9,229	421,858
British American Tobacco plc	12,804	507,956
Imperial Brands plc	5,448	136,404
Japan Tobacco, Inc. (x)	7,193	145,844
Philip Morris International, Inc.	7,983	807,959

		2,020,021

Total Consumer Staples		20,933,076

Energy (3.4%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	5,157	152,286
Halliburton Co.	4,676	184,001
Schlumberger Ltd.	7,302	390,365
Tenaris SA	2,732	47,625

		774,277

Oil, Gas & Consumable Fuels (3.2%)
Aker BP ASA	1,980	61,461
Ampol Ltd.	1,379	26,552
APA Corp.	1,656	77,302
BP plc	112,793	647,579
Chevron Corp.	9,161	1,644,308
ConocoPhillips	6,417	757,206
Coterra Energy, Inc.	4,060	99,754
Devon Energy Corp.	3,366	207,043
Diamondback Energy, Inc.	906	123,923
ENEOS Holdings, Inc.	17,757	60,615
Eni SpA	14,986	213,131
EOG Resources, Inc.	3,025	391,798
EQT Corp.	1,890	63,939
Equinor ASA	5,791	207,953
Exxon Mobil Corp.	21,207	2,339,132
Galp Energia SGPS SA, Class B	2,900	39,145
Hess Corp.	1,429	202,661
Idemitsu Kosan Co. Ltd.	1,206	28,211
Inpex Corp. (x)	5,923	63,003
Kinder Morgan, Inc.	10,186	184,163
Marathon Oil Corp.	3,270	88,519
Marathon Petroleum Corp.	2,413	280,849
Neste OYJ	2,558	117,798
Occidental Petroleum Corp.	3,744	235,834
OMV AG	951	48,966
ONEOK, Inc.	2,302	151,241
Phillips 66	2,434	253,331
Pioneer Natural Resources Co.	1,224	279,549
Repsol SA	8,061	128,139
Santos Ltd.	18,618	90,507
Shell plc	43,547	1,224,549
Targa Resources Corp.	1,166	85,701
TotalEnergies SE	14,916	936,455
Valero Energy Corp.	1,985	251,817
Washington H Soul Pattinson & Co. Ltd.	1,253	23,597
Williams Cos., Inc. (The)	6,272	206,349
Woodside Energy Group Ltd.	11,362	274,157

		12,116,237

Total Energy		12,890,514

Financials (9.2%)
Banks (3.8%)
ABN AMRO Bank NV (CVA) (m)	2,045	28,294
AIB Group plc	6,425	24,870
ANZ Group Holdings Ltd.*	17,923	288,720
Banco Bilbao Vizcaya Argentaria SA	36,371	219,350
Banco Santander SA	100,101	300,297
Bank Hapoalim BM	7,467	67,483
Bank Leumi Le-Israel BM	9,166	76,551
Bank of America Corp.	35,940	1,190,333
Bank of Ireland Group plc	6,431	61,268
Banque Cantonale Vaudoise (Registered)	181	17,373
Barclays plc	95,921	183,826
BNP Paribas SA	6,689	381,283
BOC Hong Kong Holdings Ltd.	21,413	72,973
CaixaBank SA	25,654	100,838
Chiba Bank Ltd. (The)	3,067	22,481
Citigroup, Inc.	9,974	451,124
Citizens Financial Group, Inc.	2,536	99,842
Comerica, Inc.	674	45,057
Commerzbank AG*	5,797	54,831
Commonwealth Bank of Australia	10,202	712,663
Concordia Financial Group Ltd.	6,299	26,398
Credit Agricole SA	7,157	75,317
Danske Bank A/S	3,991	78,880
DBS Group Holdings Ltd.	10,903	276,116
DNB Bank ASA	5,647	112,083
Erste Group Bank AG	1,989	63,661
Fifth Third Bancorp	3,535	115,983
FinecoBank Banca Fineco SpA	3,529	58,629
First Republic Bank	942	114,820
Hang Seng Bank Ltd.	4,425	73,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
HSBC Holdings plc	119,106	$742,573
Huntington Bancshares, Inc.	7,429	104,749
ING Groep NV	22,583	275,293
Intesa Sanpaolo SpA	100,148	222,769
Israel Discount Bank Ltd., Class A	6,735	35,466
Japan Post Bank Co. Ltd.	2,343	20,138
JPMorgan Chase & Co.	15,104	2,025,446
KBC Group NV	1,526	98,141
KeyCorp	4,804	83,686
Lloyds Banking Group plc	401,657	220,503
M&T Bank Corp.	889	128,958
Mediobanca Banca di Credito Finanziario SpA	3,628	34,890
Mitsubishi UFJ Financial Group, Inc.	71,658	485,401
Mizrahi Tefahot Bank Ltd.	969	31,438
Mizuho Financial Group, Inc.	14,460	204,494
National Australia Bank Ltd.	19,019	389,250
NatWest Group plc	31,780	101,891
Nordea Bank Abp	19,768	211,569
Oversea-Chinese Banking Corp. Ltd.	20,298	184,582
PNC Financial Services Group, Inc. (The)	2,077	328,041
Regions Financial Corp.	4,812	103,747
Resona Holdings, Inc.	11,923	65,702
Shizuoka Financial Group, Inc.	2,582	20,756
Signature Bank	324	37,331
Skandinaviska Enskilda Banken AB, Class A	9,417	108,250
Societe Generale SA	4,892	122,956
Standard Chartered plc	14,606	109,903
Sumitomo Mitsui Financial Group, Inc.	7,865	317,381
Sumitomo Mitsui Trust Holdings, Inc.	2,112	73,833
SVB Financial Group*	304	69,963
Svenska Handelsbanken AB, Class A	8,440	85,008
Swedbank AB, Class A	5,240	89,034
Truist Financial Corp.	6,832	293,981
UniCredit SpA	11,516	163,608
United Overseas Bank Ltd.	7,088	162,462
US Bancorp	6,963	303,656
Wells Fargo & Co.	19,622	810,192
Westpac Banking Corp.	20,988	333,664
Zions Bancorp NA	770	37,853

		14,633,487

Capital Markets (2.0%)
3i Group plc	5,631	91,324
abrdn plc	12,619	28,871
Ameriprise Financial, Inc.	548	170,631
Amundi SA (m)	352	19,970
ASX Ltd.	1,224	56,685
Bank of New York Mellon Corp. (The)	3,788	172,430
BlackRock, Inc.	773	547,771
Cboe Global Markets, Inc.	546	68,507
Charles Schwab Corp. (The)	7,855	654,007
CME Group, Inc.	1,852	311,432
Credit Suisse Group AG (Registered) (x)	25,974	77,642
Daiwa Securities Group, Inc.	7,324	32,535
Deutsche Bank AG (Registered)	11,959	135,542
Deutsche Boerse AG	1,155	199,550
EQT AB (x)	1,712	36,193
Euronext NV (m)	568	42,050
FactSet Research Systems, Inc.	196	78,637
Franklin Resources, Inc.	1,463	38,594
Futu Holdings Ltd. (ADR) (x)*	416	16,910
Goldman Sachs Group, Inc. (The)	1,744	598,855
Hargreaves Lansdown plc	2,058	21,302
Hong Kong Exchanges & Clearing Ltd.	7,223	312,038
Intercontinental Exchange, Inc.	2,876	295,049
Invesco Ltd.	2,342	42,133
Japan Exchange Group, Inc.	2,948	42,623
Julius Baer Group Ltd.	1,282	74,675
London Stock Exchange Group plc	2,009	173,318
Macquarie Group Ltd.	2,230	253,495
MarketAxess Holdings, Inc.	194	54,105
Moody’s Corp.	811	225,961
Morgan Stanley	6,788	577,116
MSCI, Inc.	412	191,650
Nasdaq, Inc.	1,746	107,117
Nomura Holdings, Inc.	16,486	61,377
Northern Trust Corp.	1,073	94,950
Partners Group Holding AG	141	124,554
Raymond James Financial, Inc.	997	106,529
S&P Global, Inc.	1,715	574,422
SBI Holdings, Inc.	1,415	27,138
Schroders plc	4,229	22,291
Singapore Exchange Ltd.	4,650	31,072
St James’s Place plc	3,123	41,342
State Street Corp.	1,890	146,607
T. Rowe Price Group, Inc.	1,151	125,528
UBS Group AG (Registered)	20,072	373,481

		7,478,009

Consumer Finance (0.2%)
American Express Co.	3,078	454,775
Capital One Financial Corp.	1,966	182,759
Discover Financial Services	1,407	137,647
Synchrony Financial	2,320	76,235

		851,416

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	9,278	2,865,974
Eurazeo SE	294	18,285
EXOR NV*	639	46,718
Groupe Bruxelles Lambert NV	598	47,741
Industrivarden AB, Class A	760	18,463
Industrivarden AB, Class C	924	22,403
Investor AB, Class A	2,885	53,595
Investor AB, Class B	10,859	196,225
Kinnevik AB, Class B*	1,401	19,226
L E Lundbergforetagen AB, Class B	439	18,684
M&G plc	15,044	34,165
Mitsubishi HC Capital, Inc.	3,819	18,886
ORIX Corp.	7,068	114,093
Sofina SA	111	24,429
Wendel SE	155	14,468

		3,513,355

Insurance (2.3%)
Admiral Group plc	1,117	28,858
Aegon NV	10,342	52,452
Aflac, Inc.	2,914	209,633
Ageas SA/NV	1,018	45,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
AIA Group Ltd.	71,146	$791,174
Allianz SE (Registered)	2,462	529,462
Allstate Corp. (The)	1,366	185,230
American International Group, Inc.	3,826	241,956
Aon plc, Class A	1,065	319,649
Arch Capital Group Ltd.*	1,905	119,596
Arthur J Gallagher & Co.	1,086	204,754
Assicurazioni Generali SpA	6,692	119,021
Assurant, Inc.	272	34,016
Aviva plc	16,500	88,328
AXA SA	11,276	314,494
Baloise Holding AG (Registered)	303	46,762
Brown & Brown, Inc.	1,210	68,934
Chubb Ltd.	2,137	471,422
Cincinnati Financial Corp.	809	82,834
Dai-ichi Life Holdings, Inc.	5,817	132,704
Everest Re Group Ltd.	202	66,917
Gjensidige Forsikring ASA	1,157	22,699
Globe Life, Inc.	466	56,176
Hannover Rueck SE	383	76,052
Hartford Financial Services Group, Inc. (The)	1,638	124,210
Insurance Australia Group Ltd.	14,264	46,130
Japan Post Holdings Co. Ltd.	14,252	120,486
Japan Post Insurance Co. Ltd.	1,156	20,444
Legal & General Group plc	34,545	104,199
Lincoln National Corp.	793	24,361
Loews Corp.	1,015	59,205
Marsh & McLennan Cos., Inc.	2,554	422,636
Medibank Pvt Ltd.	15,936	32,008
MetLife, Inc.	3,394	245,624
MS&AD Insurance Group Holdings, Inc.	2,746	88,381
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	850	276,604
NN Group NV	1,683	68,748
Phoenix Group Holdings plc	4,048	29,784
Poste Italiane SpA (m)	3,023	29,531
Principal Financial Group, Inc.	1,172	98,354
Progressive Corp. (The)	3,013	390,816
Prudential Financial, Inc.	1,895	188,477
Prudential plc	16,481	224,651
QBE Insurance Group Ltd.	8,536	78,052
Sampo OYJ, Class A	2,945	153,904
Sompo Holdings, Inc.	1,953	87,203
Suncorp Group Ltd.	7,425	60,866
Swiss Life Holding AG (Registered)	192	99,006
Swiss Re AG	1,806	168,910
T&D Holdings, Inc.	2,774	40,202
Tokio Marine Holdings, Inc.	10,890	234,620
Travelers Cos., Inc. (The)	1,207	226,300
Tryg A/S	2,083	49,580
W R Berkley Corp.	1,053	76,416
Willis Towers Watson plc	557	136,231
Zurich Insurance Group AG	905	432,901

		8,747,099

Total Financials		35,223,366

Health Care (9.9%)
Biotechnology (1.3%)
AbbVie, Inc.	9,107	1,471,782
Amgen, Inc.	2,748	721,735
Argenx SE*	340	127,638
Biogen, Inc.*	742	205,475
CSL Ltd.	2,888	565,821
Genmab A/S*	405	171,461
Gilead Sciences, Inc.	6,459	554,505
Grifols SA*	1,726	19,899
Incyte Corp.*	951	76,384
Moderna, Inc.*	1,701	305,534
Regeneron Pharmaceuticals, Inc.*	551	397,541
Swedish Orphan Biovitrum AB*	993	20,526
Vertex Pharmaceuticals, Inc.*	1,322	381,767

		5,020,068

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	8,978	985,695
Alcon, Inc.	3,034	207,309
Align Technology, Inc.*	374	78,877
Asahi Intecc Co. Ltd.	1,254	20,677
Baxter International, Inc.	2,596	132,318
Becton Dickinson and Co.	1,469	373,567
BioMerieux	247	25,890
Boston Scientific Corp.*	7,376	341,287
Carl Zeiss Meditec AG	241	30,416
Cochlear Ltd.	413	57,397
Coloplast A/S, Class B	731	85,445
Cooper Cos., Inc. (The)	254	83,990
Demant A/S*	625	17,324
Dentsply Sirona, Inc.	1,107	35,247
Dexcom, Inc.*	1,989	225,234
DiaSorin SpA	184	25,684
Edwards Lifesciences Corp.*	3,184	237,558
EssilorLuxottica SA	1,748	316,598
Fisher & Paykel Healthcare Corp. Ltd.	3,336	47,867
Getinge AB, Class B	1,323	27,424
Hologic, Inc.*	1,286	96,206
Hoya Corp.	2,182	211,234
IDEXX Laboratories, Inc.*	426	173,791
Intuitive Surgical, Inc.*	1,820	482,937
Koninklijke Philips NV	5,110	76,602
Medtronic plc	6,844	531,916
Olympus Corp.	7,259	130,091
ResMed, Inc.	754	156,930
Siemens Healthineers AG (m)	1,718	85,938
Smith & Nephew plc	5,087	68,233
Sonova Holding AG (Registered)	338	80,164
STERIS plc	514	94,931
Straumann Holding AG (Registered)	674	76,974
Stryker Corp.	1,734	423,946
Sysmex Corp.	1,058	64,476
Teleflex, Inc.	242	60,410
Terumo Corp.	3,899	111,290
Zimmer Biomet Holdings, Inc.	1,081	137,827

		6,419,700

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	834	138,202
Amplifon SpA	720	21,442
Cardinal Health, Inc.	1,350	103,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Centene Corp.*	2,916	$239,141
Cigna Corp.	1,574	521,529
CVS Health Corp.	6,766	630,524
DaVita, Inc.*	283	21,132
Elevance Health, Inc.	1,230	630,953
Fresenius Medical Care AG & Co. KGaA	1,269	41,526
Fresenius SE & Co. KGaA	2,610	73,339
HCA Healthcare, Inc.	1,092	262,036
Henry Schein, Inc.*	698	55,749
Humana, Inc.	652	333,948
Laboratory Corp. of America Holdings	456	107,379
McKesson Corp.	730	273,838
Molina Healthcare, Inc.*	301	99,396
Quest Diagnostics, Inc.	586	91,674
Ramsay Health Care Ltd.	1,175	51,760
Sonic Healthcare Ltd.	2,629	53,645
UnitedHealth Group, Inc.	4,811	2,550,696
Universal Health Services, Inc., Class B	330	46,494

		6,348,177

Health Care Technology (0.0%)†
M3, Inc.	2,715	74,019

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	1,524	228,067
Bachem Holding AG, Class B	220	18,998
Bio-Rad Laboratories, Inc., Class A*	111	46,674
Bio-Techne Corp.	808	66,967
Charles River Laboratories International, Inc.*	262	57,090
Danaher Corp.	3,374	895,527
Eurofins Scientific SE	827	59,366
Illumina, Inc.*	810	163,782
IQVIA Holdings, Inc.*	956	195,875
Lonza Group AG (Registered)	448	219,530
Mettler-Toledo International, Inc.*	115	166,227
PerkinElmer, Inc.	650	91,143
QIAGEN NV*	1,431	72,011
Sartorius AG (Preference) (q)	157	62,082
Sartorius Stedim Biotech	172	55,695
Thermo Fisher Scientific, Inc.	2,020	1,112,394
Waters Corp.*	306	104,829
West Pharmaceutical Services, Inc.	381	89,668

		3,705,925

Pharmaceuticals (4.2%)
Astellas Pharma, Inc.	10,773	164,706
AstraZeneca plc	9,289	1,259,774
Bayer AG (Registered)	5,913	305,877
Bristol-Myers Squibb Co.	10,949	787,781
Catalent, Inc.*	927	41,724
Chugai Pharmaceutical Co. Ltd. (x)	4,089	104,936
Daiichi Sankyo Co. Ltd.	10,493	339,799
Eisai Co. Ltd.	1,566	103,859
Eli Lilly and Co.	4,061	1,485,676
GSK plc	24,382	423,756
Hikma Pharmaceuticals plc	1,004	18,838
Ipsen SA	262	28,186
Johnson & Johnson	13,463	2,378,239
Kyowa Kirin Co. Ltd.	1,562	35,944
Merck & Co., Inc.	13,056	1,448,563
Merck KGaA	800	154,916
Nippon Shinyaku Co. Ltd.	284	16,187
Novartis AG (Registered)	12,969	1,172,421
Novo Nordisk A/S, Class B	9,924	1,340,000
Ono Pharmaceutical Co. Ltd.	2,140	50,271
Organon & Co.	1,310	36,588
Orion OYJ, Class B	663	36,365
Otsuka Holdings Co. Ltd. (x)	2,417	79,284
Pfizer, Inc.	28,905	1,481,092
Recordati Industria Chimica e Farmaceutica SpA	605	25,095
Roche Holding AG	4,212	1,323,296
Roche Holding AG CHF 1	170	65,893
Sanofi	6,839	657,701
Shionogi & Co. Ltd.	1,626	81,597
Takeda Pharmaceutical Co. Ltd.	9,025	282,702
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	58,177
UCB SA	788	62,049
Viatris, Inc.	6,245	69,507
Zoetis, Inc.	2,400	351,720

		16,272,519

Total Health Care		37,840,408

Industrials (7.1%)
Aerospace & Defense (1.2%)
Airbus SE	3,553	422,243
BAE Systems plc	18,739	193,923
Boeing Co. (The)*	2,885	549,564
Dassault Aviation SA	151	25,571
Elbit Systems Ltd.	179	29,176
General Dynamics Corp.	1,159	287,560
Howmet Aerospace, Inc.	1,896	74,721
Huntington Ingalls Industries, Inc.	205	47,289
Kongsberg Gruppen ASA	526	22,314
L3Harris Technologies, Inc.	980	204,046
Lockheed Martin Corp.	1,201	584,275
MTU Aero Engines AG	335	72,509
Northrop Grumman Corp.	745	406,479
Raytheon Technologies Corp.	7,570	763,964
Rheinmetall AG	283	56,362
Rolls-Royce Holdings plc*	48,419	54,556
Safran SA	2,073	259,450
Singapore Technologies Engineering Ltd.	9,034	22,595
Textron, Inc.	1,075	76,110
Thales SA	657	83,902
TransDigm Group, Inc.	266	167,487

		4,404,096

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	606	55,485
Deutsche Post AG (Registered)	5,987	225,461
DSV A/S	1,130	178,362
Expeditors International of Washington, Inc.	819	85,110
FedEx Corp.	1,233	213,556
Nippon Express Holdings, Inc. (x)	444	25,509
SG Holdings Co. Ltd.	1,558	21,725
United Parcel Service, Inc., Class B	3,758	653,291
Yamato Holdings Co. Ltd.	1,686	26,811

		1,485,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Alaska Air Group, Inc.*	653	$28,040
American Airlines Group, Inc.*	3,347	42,574
ANA Holdings, Inc.*	924	19,713
Delta Air Lines, Inc.*	3,302	108,504
Deutsche Lufthansa AG (Registered)*	3,458	28,743
Japan Airlines Co. Ltd. (x)*	834	17,126
Qantas Airways Ltd.*	5,347	21,879
Singapore Airlines Ltd.	7,753	32,010
Southwest Airlines Co.*	3,058	102,963
United Airlines Holdings, Inc.*	1,683	63,449

		465,001

Building Products (0.4%)
A O Smith Corp.	653	37,378
AGC, Inc. (x)	1,118	37,440
Allegion plc	452	47,577
Assa Abloy AB, Class B	6,043	129,548
Carrier Global Corp.	4,306	177,622
Cie de Saint-Gobain	3,036	148,357
Daikin Industries Ltd.	1,499	230,721
Geberit AG (Registered)	215	101,263
Johnson Controls International plc	3,546	226,944
Kingspan Group plc	955	51,707
Lixil Corp.	1,469	22,398
Masco Corp.	1,161	54,184
Nibe Industrier AB, Class B	8,912	82,929
ROCKWOOL A/S, Class B	67	15,750
TOTO Ltd.	819	28,082
Trane Technologies plc	1,186	199,355
Xinyi Glass Holdings Ltd.	8,662	16,136

		1,607,391

Commercial Services & Supplies (0.3%)
Brambles Ltd.	7,709	63,352
Cintas Corp.	444	200,519
Copart, Inc.*	2,207	134,384
Dai Nippon Printing Co. Ltd.	1,285	25,947
Rentokil Initial plc	15,040	92,368
Republic Services, Inc.	1,058	136,471
Rollins, Inc.	1,192	43,556
Secom Co. Ltd.	1,291	74,200
Securitas AB, Class B	2,846	23,718
Toppan, Inc.	1,517	22,586
Waste Management, Inc.	1,923	301,680

		1,118,781

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	1,315	37,683
Bouygues SA	1,323	39,710
Eiffage SA	532	52,347
Ferrovial SA	2,900	75,962
Kajima Corp.	2,140	25,046
Obayashi Corp.	3,757	28,570
Quanta Services, Inc.	736	104,880
Shimizu Corp.	3,194	17,133
Skanska AB, Class B	1,968	31,119
Taisei Corp.	1,104	35,751
Vinci SA	3,224	321,956

		770,157

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,422	285,926
AMETEK, Inc.	1,183	165,289
Eaton Corp. plc	2,048	321,433
Emerson Electric Co.	3,045	292,503
Fuji Electric Co. Ltd.	734	28,132
Generac Holdings, Inc.*	326	32,815
Legrand SA	1,605	128,546
Mitsubishi Electric Corp.	11,365	113,745
Nidec Corp.	2,666	138,927
Prysmian SpA	1,474	54,688
Rockwell Automation, Inc.	591	152,224
Schneider Electric SE	3,274	458,128
Siemens Energy AG	2,579	48,519
Vestas Wind Systems A/S	6,071	176,621

		2,397,496

Industrial Conglomerates (0.8%)
3M Co.	2,846	341,292
CK Hutchison Holdings Ltd.	15,601	93,641
DCC plc	570	28,115
General Electric Co.	5,627	471,486
Hitachi Ltd.	5,806	296,007
Honeywell International, Inc.	3,462	741,907
Investment AB Latour, Class B	856	16,169
Jardine Cycle & Carriage Ltd.	592	12,641
Jardine Matheson Holdings Ltd.	946	48,151
Keppel Corp. Ltd.	8,427	45,677
Lifco AB, Class B	1,349	22,514
Melrose Industries plc	22,104	35,942
Siemens AG (Registered)	4,591	637,107
Smiths Group plc	2,032	39,269
Toshiba Corp.	2,353	82,527

		2,912,445

Machinery (1.4%)
Alfa Laval AB	1,805	52,084
Alstom SA (x)	1,836	44,849
Atlas Copco AB, Class A	16,101	189,943
Atlas Copco AB, Class B	9,032	96,164
Caterpillar, Inc.	2,680	642,021
CNH Industrial NV	5,921	94,850
Cummins, Inc.	726	175,903
Daifuku Co. Ltd.	586	27,594
Daimler Truck Holding AG*	2,662	82,480
Deere & Co.	1,414	606,267
Dover Corp.	723	97,901
Epiroc AB, Class A	3,813	69,373
Epiroc AB, Class B	2,256	36,246
FANUC Corp.	1,173	177,282
Fortive Corp.	1,822	117,064
GEA Group AG	887	36,271
Hitachi Construction Machinery Co. Ltd.	622	14,024
Hoshizaki Corp.	628	22,275
Husqvarna AB, Class B	2,421	16,965
IDEX Corp.	388	88,592
Illinois Tool Works, Inc.	1,439	317,012
Indutrade AB	1,606	32,490
Ingersoll Rand, Inc.	2,085	108,941
Knorr-Bremse AG	419	22,892
Komatsu Ltd.	5,437	119,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	2,067	$106,870
Kubota Corp.	5,944	82,294
Kurita Water Industries Ltd.	596	24,795
Makita Corp.	1,296	30,415
Minebea Mitsumi, Inc.	2,100	31,538
MISUMI Group, Inc.	1,645	36,086
Mitsubishi Heavy Industries Ltd.	1,995	79,563
NGK Insulators Ltd.	1,160	14,831
Nordson Corp.	277	65,848
Otis Worldwide Corp.	2,145	167,975
PACCAR, Inc.	1,791	177,255
Parker-Hannifin Corp.	661	192,351
Pentair plc	847	38,098
Rational AG	36	21,388
Sandvik AB	6,270	113,204
Schindler Holding AG	260	48,899
Schindler Holding AG (Registered)	141	25,435
SKF AB, Class B	2,211	33,722
SMC Corp.	351	148,648
Snap-on, Inc.	274	62,606
Spirax-Sarco Engineering plc	465	59,673
Stanley Black & Decker, Inc.	762	57,241
Techtronic Industries Co. Ltd.	7,959	88,813
Toyota Industries Corp.	945	52,132
VAT Group AG (m)	170	46,478
Volvo AB, Class A	1,158	21,984
Volvo AB, Class B	8,875	160,305
Wartsila OYJ Abp	2,739	23,069
Westinghouse Air Brake Technologies Corp.	937	93,522
Xylem, Inc.	928	102,609
Yaskawa Electric Corp.	1,389	44,716

		5,540,993

Marine (0.1%)
AP Moller - Maersk A/S, Class A	20	44,251
AP Moller - Maersk A/S, Class B	32	71,952
Kuehne + Nagel International AG (Registered)	333	77,501
Mitsui OSK Lines Ltd. (x)	1,992	49,937
Nippon Yusen KK (x)	2,982	70,665
SITC International Holdings Co. Ltd.	7,760	17,259
ZIM Integrated Shipping Services Ltd. (x)	494	8,492

		340,057

Professional Services (0.5%)
Adecco Group AG (Registered)	1,031	33,963
Bureau Veritas SA	1,701	44,811
CoStar Group, Inc.*	2,094	161,824
Equifax, Inc.	631	122,641
Experian plc	5,488	186,635
Intertek Group plc	1,037	50,574
Jacobs Solutions, Inc.	657	78,886
Leidos Holdings, Inc.	704	74,054
Nihon M&A Center Holdings, Inc.	1,752	21,746
Persol Holdings Co. Ltd.	1,027	22,130
Randstad NV	778	47,437
Recruit Holdings Co. Ltd.	8,641	275,019
RELX plc	11,550	319,482
Robert Half International, Inc.	559	41,271
SGS SA (Registered)	41	95,333
Teleperformance	365	87,012
Verisk Analytics, Inc.	805	142,018
Wolters Kluwer NV	1,598	167,226

		1,972,062

Road & Rail (0.5%)
Aurizon Holdings Ltd.	10,651	27,049
Central Japan Railway Co.	873	107,795
CSX Corp.	10,826	335,389
East Japan Railway Co.	1,844	105,660
Grab Holdings Ltd., Class A*	6,285	20,238
Hankyu Hanshin Holdings, Inc.	1,324	39,546
JB Hunt Transport Services, Inc.	427	74,452
Keio Corp.	595	21,943
Keisei Electric Railway Co. Ltd.	748	21,402
Kintetsu Group Holdings Co. Ltd.	993	32,951
MTR Corp. Ltd.	8,957	47,450
Norfolk Southern Corp.	1,192	293,733
Odakyu Electric Railway Co. Ltd.	1,705	22,228
Old Dominion Freight Line, Inc.	467	132,525
Tobu Railway Co. Ltd.	1,092	25,628
Tokyu Corp.	2,892	36,646
Union Pacific Corp.	3,166	655,584
West Japan Railway Co.	1,374	59,979

		2,060,198

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	865	50,447
Ashtead Group plc	2,705	154,354
Brenntag SE	959	61,306
Bunzl plc	2,086	69,578
Fastenal Co.	2,949	139,547
IMCD NV	364	51,881
ITOCHU Corp.	7,212	227,834
Marubeni Corp.	9,053	104,505
Mitsubishi Corp.	7,601	248,058
Mitsui & Co. Ltd.	8,592	252,247
MonotaRO Co. Ltd.	1,450	20,517
Reece Ltd. (x)	1,211	11,667
Sumitomo Corp.	6,517	109,047
Toyota Tsusho Corp.	1,229	45,746
United Rentals, Inc.*	357	126,885
WW Grainger, Inc.	232	129,050

		1,802,669

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	467	58,638
Aeroports de Paris*	205	27,474
Auckland International Airport Ltd.*	7,243	35,915
Getlink SE	2,546	40,813
Transurban Group	18,233	161,133

		323,973

Total Industrials		27,200,629

Information Technology (12.8%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	1,275	154,721
Cisco Systems, Inc.	21,143	1,007,253
F5, Inc.*	308	44,201
Juniper Networks, Inc.	1,671	53,405
Motorola Solutions, Inc.	861	221,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nokia OYJ	32,439	$150,252
Telefonaktiebolaget LM Ericsson, Class B	16,889	98,568

		1,730,288

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,064	233,293
Azbil Corp.	714	18,089
CDW Corp.	697	124,470
Corning, Inc.	3,920	125,205
Halma plc	2,196	52,407
Hamamatsu Photonics KK	908	43,726
Hexagon AB, Class B	11,447	119,573
Hirose Electric Co. Ltd.	187	23,653
Ibiden Co. Ltd.	736	26,835
Keyence Corp.	1,176	460,758
Keysight Technologies, Inc.*	921	157,555
Kyocera Corp.	1,946	97,152
Murata Manufacturing Co. Ltd.	3,497	175,543
Omron Corp.	1,178	57,491
Shimadzu Corp.	1,370	39,094
TDK Corp.	2,393	79,043
TE Connectivity Ltd.	1,638	188,042
Teledyne Technologies, Inc.*	241	96,378
Trimble, Inc.*	1,270	64,211
Venture Corp. Ltd.	1,602	20,405
Yokogawa Electric Corp.	1,321	21,188
Zebra Technologies Corp., Class A*	266	68,205

		2,292,316

IT Services (2.2%)
Accenture plc, Class A	3,245	865,896
Adyen NV (m)*	132	182,050
Akamai Technologies, Inc.*	810	68,283
Amadeus IT Group SA*	2,685	139,540
Automatic Data Processing, Inc.	2,136	510,205
Bechtle AG	474	16,774
Broadridge Financial Solutions, Inc.	606	81,283
Capgemini SE	980	163,598
Cognizant Technology Solutions Corp., Class A	2,646	151,325
Computershare Ltd.	3,144	56,084
DXC Technology Co.*	1,185	31,403
Edenred	1,543	84,039
EPAM Systems, Inc.*	296	97,011
Fidelity National Information Services, Inc.	3,056	207,350
Fiserv, Inc.*	3,270	330,499
FleetCor Technologies, Inc.*	380	69,798
Fujitsu Ltd.	1,180	158,379
Gartner, Inc.*	407	136,809
Global Payments, Inc.	1,392	138,253
GMO Payment Gateway, Inc.	300	24,962
International Business Machines Corp.	4,656	655,984
Itochu Techno-Solutions Corp.	555	12,983
Jack Henry & Associates, Inc.	376	66,011
Mastercard, Inc., Class A	4,371	1,519,928
NEC Corp.	1,421	50,185
Nexi SpA (m)*	3,538	27,897
Nomura Research Institute Ltd.	1,943	46,117
NTT Data Corp.	3,652	53,762
Obic Co. Ltd.	437	64,631
Otsuka Corp.	659	20,864
Paychex, Inc.	1,652	190,905
PayPal Holdings, Inc.*	5,870	418,061
SCSK Corp.	904	13,783
TIS, Inc.	1,329	35,240
VeriSign, Inc.*	475	97,584
Visa, Inc., Class A	8,419	1,749,131
Wix.com Ltd.*	392	30,117
Worldline SA (m)*	1,496	58,499

		8,625,223

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	8,303	537,785
Advantest Corp.	1,154	74,565
Analog Devices, Inc.	2,649	434,515
Applied Materials, Inc.	4,430	431,393
ASM International NV	285	71,892
ASML Holding NV	2,437	1,314,256
Broadcom, Inc.	2,086	1,166,345
Disco Corp.	187	53,789
Enphase Energy, Inc.*	700	185,472
First Solar, Inc.*	511	76,543
Infineon Technologies AG	7,882	239,872
Intel Corp.	21,252	561,690
KLA Corp.	730	275,232
Lam Research Corp.	702	295,051
Lasertec Corp.	474	78,537
Microchip Technology, Inc.	2,832	198,948
Micron Technology, Inc.	5,598	279,788
Monolithic Power Systems, Inc.	230	81,330
NVIDIA Corp.	12,822	1,873,807
NXP Semiconductors NV	1,334	210,812
ON Semiconductor Corp.*	2,227	138,898
Qorvo, Inc.*	522	47,314
QUALCOMM, Inc.	5,773	634,684
Renesas Electronics Corp.*	6,719	60,591
Rohm Co. Ltd.	575	41,754
Skyworks Solutions, Inc.	826	75,273
SolarEdge Technologies, Inc.*	288	81,582
STMicroelectronics NV	4,080	144,104
SUMCO Corp. (x)	1,925	25,771
Teradyne, Inc.	802	70,055
Texas Instruments, Inc.	4,673	772,073
Tokyo Electron Ltd.	903	267,515
Tower Semiconductor Ltd.*	642	28,029

		10,829,265

Software (3.9%)
Adobe, Inc.*	2,394	805,653
ANSYS, Inc.*	449	108,474
Autodesk, Inc.*	1,112	207,799
AVEVA Group plc	697	27,074
Cadence Design Systems, Inc.*	1,413	226,984
Ceridian HCM Holding, Inc.*	791	50,743
Check Point Software Technologies Ltd.*	614	77,462
CyberArk Software Ltd.*	267	34,617
Dassault Systemes SE	3,970	142,343
Fortinet, Inc.*	3,339	163,244
Gen Digital, Inc.	2,985	63,969
Intuit, Inc.	1,451	564,758
Microsoft Corp.	38,386	9,205,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nemetschek SE	334	$17,051
Nice Ltd.*	391	75,838
Oracle Corp.	222	14,412
Oracle Corp. (Moscow Stock Exchange)	7,914	646,890
Paycom Software, Inc.*	250	77,577
PTC, Inc.*	544	65,302
Roper Technologies, Inc.	546	235,921
Sage Group plc (The)	6,107	55,048
Salesforce, Inc.*	5,149	682,706
SAP SE	6,260	645,911
ServiceNow, Inc.*	1,040	403,801
Synopsys, Inc.*	787	251,281
Temenos AG (Registered)	388	21,291
Trend Micro, Inc. (x)*	863	40,375
Tyler Technologies, Inc.*	214	68,996
WiseTech Global Ltd.	846	29,232
Xero Ltd.*	854	40,858

		15,051,341

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	77,003	10,005,000
Brother Industries Ltd.	1,365	20,874
Canon, Inc. (x)	6,005	130,656
FUJIFILM Holdings Corp.	2,178	109,946
Hewlett Packard Enterprise Co.	6,626	105,751
HP, Inc.	4,558	122,473
Logitech International SA (Registered)	1,019	62,882
NetApp, Inc.	1,119	67,207
Ricoh Co. Ltd.	3,256	24,983
Seagate Technology Holdings plc	989	52,031
Seiko Epson Corp.	1,618	23,745
Western Digital Corp.*	1,636	51,616

		10,777,164

Total Information Technology		49,305,597

Materials (2.9%)
Chemicals (1.5%)
Air Liquide SA	3,154	447,009
Air Products and Chemicals, Inc.	1,142	352,033
Akzo Nobel NV	1,084	72,593
Albemarle Corp.	603	130,767
Arkema SA	355	31,875
Asahi Kasei Corp.	7,259	52,070
BASF SE	5,527	274,461
Celanese Corp.	514	52,551
CF Industries Holdings, Inc.	1,010	86,052
Chr Hansen Holding A/S	691	49,705
Clariant AG (Registered)*	1,248	19,773
Corteva, Inc.	3,679	216,252
Covestro AG (m)	1,118	43,742
Croda International plc	866	69,141
Dow, Inc.	3,624	182,613
DuPont de Nemours, Inc.	2,558	175,555
Eastman Chemical Co.	618	50,330
Ecolab, Inc.	1,276	185,734
EMS-Chemie Holding AG (Registered)	46	31,143
Evonik Industries AG	1,213	23,288
FMC Corp.	649	80,995
Givaudan SA (Registered)	57	174,640
ICL Group Ltd.	3,643	26,382
International Flavors & Fragrances, Inc.	1,313	137,655
Johnson Matthey plc	1,120	28,800
JSR Corp.	1,010	19,917
Koninklijke DSM NV	1,078	131,896
Linde plc	2,546	830,454
LyondellBasell Industries NV, Class A	1,308	108,603
Mitsubishi Chemical Group Corp.	7,408	38,649
Mitsui Chemicals, Inc.	1,065	24,142
Mosaic Co. (The)	1,753	76,904
Nippon Paint Holdings Co. Ltd. (x)	4,801	38,008
Nippon Sanso Holdings Corp.	877	12,803
Nissan Chemical Corp.	792	34,881
Nitto Denko Corp.	894	52,111
Novozymes A/S, Class B	1,270	64,334
OCI NV	620	22,180
Orica Ltd.	2,358	24,178
PPG Industries, Inc.	1,210	152,145
Sherwin-Williams Co. (The)	1,214	288,119
Shin-Etsu Chemical Co. Ltd.	2,251	278,288
Sika AG (Registered)	880	210,994
Solvay SA	480	48,535
Sumitomo Chemical Co. Ltd.	8,621	31,136
Symrise AG	832	90,531
Toray Industries, Inc.	8,024	45,036
Tosoh Corp.	1,504	17,992
Umicore SA	1,252	45,996
Yara International ASA	1,065	46,810

		5,729,801

Construction Materials (0.2%)
CRH plc	4,507	178,556
HeidelbergCement AG	861	49,106
Holcim AG*	3,369	174,453
James Hardie Industries plc (CHDI)	2,575	46,284
Martin Marietta Materials, Inc.	320	108,150
Vulcan Materials Co.	684	119,775

		676,324

Containers & Packaging (0.1%)
Amcor plc	7,668	91,326
Avery Dennison Corp.	417	75,477
Ball Corp.	1,617	82,693
International Paper Co.	1,831	63,408
Packaging Corp. of America	476	60,885
Sealed Air Corp.	745	37,161
SIG Group AG*	1,797	39,257
Smurfit Kappa Group plc	1,424	52,681
Westrock Co.	1,309	46,024

		548,912

Metals & Mining (1.0%)
Anglo American plc	7,621	298,192
Antofagasta plc	2,282	42,638
ArcelorMittal SA	3,127	82,260
BHP Group Ltd.	30,368	943,448
BlueScope Steel Ltd.	2,410	27,632
Boliden AB	1,726	64,716
Fortescue Metals Group Ltd.	9,799	136,835
Freeport-McMoRan, Inc.	7,360	279,680
Glencore plc	58,156	388,380
IGO Ltd.	4,085	37,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
JFE Holdings, Inc.	2,844	$33,285
Mineral Resources Ltd.	1,076	56,556
Newcrest Mining Ltd.	5,172	72,681
Newmont Corp.	4,087	192,906
Nippon Steel Corp.	4,650	81,208
Norsk Hydro ASA	7,782	58,241
Northern Star Resources Ltd.	6,400	47,540
Nucor Corp.	1,321	174,121
Pilbara Minerals Ltd.*	15,208	38,829
Rio Tinto Ltd.	2,212	175,318
Rio Tinto plc	6,802	476,786
South32 Ltd.	27,097	73,796
Steel Dynamics, Inc.	859	83,924
Sumitomo Metal Mining Co. Ltd.	1,430	50,896
voestalpine AG	671	17,799

		3,935,103

Paper & Forest Products (0.1%)
Holmen AB, Class B	552	21,895
Mondi plc	2,809	47,866
Oji Holdings Corp.	4,695	18,996
Stora Enso OYJ, Class R	3,114	43,834
Svenska Cellulosa AB SCA, Class B	3,506	44,334
UPM-Kymmene OYJ	3,231	120,809

		297,734

Total Materials		11,187,874

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	769	112,020
American Tower Corp. (REIT)	2,398	508,040
AvalonBay Communities, Inc. (REIT)	720	116,295
Boston Properties, Inc. (REIT)	735	49,671
British Land Co. plc (The) (REIT)	5,094	24,332
Camden Property Trust (REIT)	549	61,422
CapitaLand Ascendas REIT (REIT)	19,419	39,725
CapitaLand Integrated Commercial Trust (REIT)	31,805	48,441
Covivio (REIT)	301	17,866
Crown Castle, Inc. (REIT)	2,230	302,477
Daiwa House REIT Investment Corp. (REIT)	14	31,298
Dexus (REIT)	6,223	32,836
Digital Realty Trust, Inc. (REIT)	1,481	148,500
Equinix, Inc. (REIT)	477	312,449
Equity Residential (REIT)	1,751	103,309
Essex Property Trust, Inc. (REIT)	333	70,569
Extra Space Storage, Inc. (REIT)	690	101,554
Federal Realty Investment Trust (REIT)	376	37,991
Gecina SA (REIT)	270	27,500
GLP J-REIT (REIT)	28	32,280
Goodman Group (REIT)	10,145	119,910
GPT Group (The) (REIT)	11,084	31,696
Healthpeak Properties, Inc. (REIT)	2,768	69,394
Host Hotels & Resorts, Inc. (REIT)	3,682	59,096
Invitation Homes, Inc. (REIT)	2,991	88,653
Iron Mountain, Inc. (REIT)	1,497	74,626
Japan Metropolitan Fund Invest (REIT)	48	38,293
Japan Real Estate Investment Corp. (REIT)	8	35,172
Kimco Realty Corp. (REIT)	3,185	67,458
Klepierre SA (REIT)*	1,176	27,103
Land Securities Group plc (REIT)	4,076	30,621
Link REIT (REIT)	12,105	88,863
Mapletree Logistics Trust (REIT)	18,047	21,424
Mapletree Pan Asia Commercial Trust (REIT)	12,492	15,575
Mid-America Apartment Communities, Inc. (REIT)	595	93,409
Mirvac Group (REIT)	22,814	33,085
Nippon Building Fund, Inc. (REIT) (x)	10	44,804
Nippon Prologis REIT, Inc. (REIT)	14	32,909
Nomura Real Estate Master Fund, Inc. (REIT)	28	34,776
Prologis, Inc. (REIT)	4,753	535,806
Public Storage (REIT)	814	228,075
Realty Income Corp. (REIT)	3,230	204,879
Regency Centers Corp. (REIT)	793	49,563
SBA Communications Corp. (REIT)	556	155,852
Scentre Group (REIT)	30,034	58,892
Segro plc (REIT)	6,945	64,113
Simon Property Group, Inc. (REIT)	1,684	197,836
Stockland (REIT)	13,813	34,139
UDR, Inc. (REIT)	1,576	61,039
Unibail-Rodamco-Westfield (REIT)*	721	37,532
Ventas, Inc. (REIT)	2,058	92,713
VICI Properties, Inc. (REIT)	4,959	160,672
Vicinity Ltd. (REIT)	22,390	30,489
Vornado Realty Trust (REIT)	830	17,272
Warehouses De Pauw CVA (REIT)	1,059	30,267
Welltower, Inc. (REIT)	2,433	159,483
Weyerhaeuser Co. (REIT)	3,790	117,490

		5,421,554

Real Estate Management & Development (0.3%)
Aroundtown SA	5,781	13,509
Azrieli Group Ltd.	245	16,304
Capitaland Investment Ltd.	15,267	42,174
CBRE Group, Inc., Class A*	1,627	125,214
City Developments Ltd.	2,367	14,544
CK Asset Holdings Ltd.	11,596	71,384
Daito Trust Construction Co. Ltd.	378	38,998
Daiwa House Industry Co. Ltd.	3,526	81,648
ESR Group Ltd. (m)	11,510	24,154
Fastighets AB Balder, Class B*	3,648	16,962
Hang Lung Properties Ltd.	11,715	22,903
Henderson Land Development Co. Ltd.	8,404	29,340
Hongkong Land Holdings Ltd.	5,854	26,928
Hulic Co. Ltd. (x)	2,195	17,394
LEG Immobilien SE	472	30,750
Lendlease Corp. Ltd.	3,984	21,266
Mitsubishi Estate Co. Ltd.	6,844	89,226
Mitsui Fudosan Co. Ltd.	5,307	97,737
New World Development Co. Ltd.	7,602	21,427
Nomura Real Estate Holdings, Inc.	686	14,793
Sagax AB, Class B	1,121	25,407
Sino Land Co. Ltd.	19,259	24,082
Sumitomo Realty & Development Co. Ltd.	1,790	42,568
Sun Hung Kai Properties Ltd.	8,521	116,591
Swire Pacific Ltd., Class A	2,881	25,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Swire Properties Ltd.	6,770	$17,208
Swiss Prime Site AG (Registered)	488	42,301
UOL Group Ltd.	2,687	13,481
Vonovia SE	4,316	101,734
Wharf Real Estate Investment Co. Ltd.	9,663	56,328

		1,281,712

Total Real Estate		6,703,266

Utilities (2.1%)
Electric Utilities (1.3%)
Acciona SA	173	31,834
Alliant Energy Corp.	1,293	71,387
American Electric Power Co., Inc.	2,646	251,238
BKW AG	127	17,375
Chubu Electric Power Co., Inc.	3,728	38,689
CK Infrastructure Holdings Ltd.	3,085	16,145
CLP Holdings Ltd.	9,502	69,328
Constellation Energy Corp.	1,684	145,178
Duke Energy Corp.	3,965	408,355
Edison International	1,966	125,077
EDP - Energias de Portugal SA	16,063	80,058
Electricite de France SA	3,159	40,579
Elia Group SA/NV	222	31,559
Endesa SA	1,838	34,697
Enel SpA	47,833	257,550
Entergy Corp.	1,048	117,900
Evergy, Inc.	1,182	74,383
Eversource Energy	1,794	150,409
Exelon Corp.	5,117	221,208
FirstEnergy Corp.	2,797	117,306
Fortum OYJ	2,570	42,751
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	15,339	10,160
Iberdrola SA	36,231	423,903
Kansai Electric Power Co., Inc. (The)	4,074	39,703
Mercury NZ Ltd.	3,941	13,912
NextEra Energy, Inc.	10,233	855,479
NRG Energy, Inc.	1,186	37,739
Origin Energy Ltd.	10,233	53,786
Orsted A/S (m)	1,139	103,508
PG&E Corp.*	8,291	134,812
Pinnacle West Capital Corp.	583	44,331
Power Assets Holdings Ltd.	8,027	43,963
PPL Corp.	3,792	110,802
Red Electrica Corp. SA	2,268	39,476
Southern Co. (The)	5,606	400,325
SSE plc	6,268	129,730
Terna - Rete Elettrica Nazionale	8,141	60,130
Tokyo Electric Power Co. Holdings, Inc.*	8,834	32,040
Verbund AG	450	37,886
Xcel Energy, Inc.	2,818	197,570

		5,112,261

Gas Utilities (0.1%)
APA Group	6,827	50,014
Atmos Energy Corp.	720	80,691
Enagas SA (x)	1,440	23,931
Hong Kong & China Gas Co. Ltd.	64,786	61,587
Naturgy Energy Group SA	855	22,249
Osaka Gas Co. Ltd.	2,170	35,219
Snam SpA	11,668	56,542
Tokyo Gas Co. Ltd.	2,411	47,489

		377,722

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,440	98,934
Corp. ACCIONA Energias Renovables SA	395	15,281
EDP Renovaveis SA	1,667	36,724
Meridian Energy Ltd.	7,413	24,662
RWE AG	3,829	170,467

		346,068

Multi-Utilities (0.5%)
Ameren Corp.	1,331	118,353
CenterPoint Energy, Inc.	3,242	97,228
CMS Energy Corp.	1,495	94,678
Consolidated Edison, Inc.	1,827	174,131
Dominion Energy, Inc.	4,291	263,124
DTE Energy Co.	998	117,295
E.ON SE	12,991	129,801
Engie SA	10,949	156,912
National Grid plc	21,652	261,081
NiSource, Inc.	2,091	57,335
Public Service Enterprise Group, Inc.	2,569	157,403
Sempra Energy	1,619	250,200
Veolia Environnement SA	3,970	101,993
WEC Energy Group, Inc.	1,624	152,266

		2,131,800

Water Utilities (0.1%)
American Water Works Co., Inc.	936	142,665
Severn Trent plc	1,447	46,375
United Utilities Group plc	3,945	47,283

		236,323

Total Utilities		8,204,174

Total Common Stocks (65.3%) (Cost $257,240,588)		251,084,431

EXCHANGE TRADED FUND (ETF):
Equity (4.4%)
SPDR S&P MidCap 400 ETF Trust (x)	38,197	16,913,250

Total Exchange Traded Fund (4.4%) (Cost $14,757,231)		16,913,250

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (18.7%)
U.S. Treasury Bonds 6.000%, 2/15/26	$857,100	902,045
6.125%, 11/15/27	1,896,100	2,070,934
5.250%, 11/15/28	665,600	706,570
U.S. Treasury Notes 2.750%, 11/15/23	667,500	656,127
2.250%, 12/31/23	3,055,800	2,981,839
2.500%, 1/31/24	1,880,800	1,836,801
2.750%, 2/15/24	2,534,200	2,479,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.125%, 3/31/24	$1,521,400	$1,474,305
2.250%, 11/15/24	2,916,800	2,802,810
1.500%, 11/30/24	2,334,900	2,210,111
2.000%, 2/15/25	745,400	709,660
0.500%, 3/31/25	623,600	573,311
2.125%, 5/15/25	1,120,900	1,066,249
0.250%, 6/30/25	2,607,300	2,363,688
2.000%, 8/15/25	2,684,200	2,536,569
0.250%, 8/31/25	1,567,100	1,410,943
0.250%, 9/30/25	829,000	745,002
2.250%, 11/15/25	338,700	320,917
0.375%, 12/31/25	966,500	864,409
0.375%, 1/31/26	1,504,700	1,340,306
1.625%, 2/15/26	1,602,600	1,484,073
0.500%, 2/28/26	656,000	585,282
0.750%, 4/30/26	321,000	287,293
0.750%, 5/31/26	2,393,400	2,137,200
1.500%, 8/15/26	2,167,700	1,978,971
0.750%, 8/31/26	660,100	585,216
0.875%, 9/30/26	1,851,600	1,646,369
2.000%, 11/15/26	3,908,200	3,617,929
1.250%, 12/31/26	827,900	742,337
1.500%, 1/31/27	990,600	895,558
2.250%, 2/15/27	1,962,300	1,828,140
1.875%, 2/28/27	497,800	456,579
2.375%, 5/15/27	2,289,900	2,137,672
2.250%, 8/15/27	5,527,100	5,120,251
2.250%, 11/15/27	3,255,500	3,004,086
2.750%, 2/15/28	742,700	699,449
2.875%, 5/15/28	881,000	833,077
2.875%, 8/15/28	137,000	129,234
3.125%, 11/15/28	1,417,600	1,354,524
2.625%, 2/15/29	693,400	642,482
2.375%, 5/15/29	704,000	641,462
1.625%, 8/15/29	522,700	454,520
1.500%, 2/15/30	473,100	404,049
0.625%, 5/15/30	1,183,500	939,005
0.625%, 8/15/30	1,464,800	1,156,157
0.875%, 11/15/30	1,636,700	1,312,453
1.625%, 5/15/31	1,207,500	1,019,193
1.250%, 8/15/31	1,243,400	1,012,400
1.375%, 11/15/31	801,300	654,537
1.875%, 2/15/32	2,363,100	2,010,634
2.875%, 5/15/32	860,100	795,400
2.750%, 8/15/32	945,400	863,422
4.125%, 11/15/32	266,600	272,780

Total U.S. Treasury Obligations		71,753,878

Total Long-Term Debt Securities (18.7%) (Cost $78,238,512)		71,753,878

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (10.4%)
JPMorgan Prime Money Market Fund, IM Shares	40,144,624	40,164,696

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $5,666,057, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24 - 11/15/50; total market value $5,776,682. (xx)	5,663,414	5,663,414
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $3,001,433, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23 - 2/15/51; total market value $3,061,590. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		8,663,414

Total Short-Term Investments (12.7%) (Cost $48,821,727)		48,828,110

Total Investments in Securities (101.1%) (Cost $399,058,058)		388,579,669
Other Assets Less Liabilities (-1.1%)		(4,393,381)

Net Assets (100%)		$384,186,288

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $1,263,154 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $9,206,428. This was collateralized by $825,612 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 2/28/23 – 11/15/51 and by cash of $8,663,414 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Country Diversification As a Percentage of Total Net Assets
Australia	1.8%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.3
France	2.4
Germany	1.8
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.9
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.7
Switzerland	1.4
United Kingdom	2.8
United States	80.0
Cash and Other	(1.1)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	104	3/2023	EUR	4,213,719	(152,125)
FTSE 100 Index	20	3/2023	GBP	1,805,204	(8,932)
MSCI EAFE E-Mini Index	3	3/2023	USD	292,410	(5,708)
Russell 2000 E-Mini Index	190	3/2023	USD	16,823,550	(586,380)
S&P 500 E-Mini Index	20	3/2023	USD	3,861,000	(49,940)
S&P 500 Micro E-Mini Index	4	3/2023	USD	77,220	(2,740)
TOPIX Index	3	3/2023	JPY	432,376	(17,093)

					(822,918)

Short Contracts
SPI 200 Index	(11)	3/2023	AUD	(1,309,138)	24,143
U.S. Treasury 2 Year Note	(36)	3/2023	USD	(7,382,813)	(9,607)
U.S. Treasury 5 Year Note	(10)	3/2023	USD	(1,079,297)	680
U.S. Treasury 10 Year Note	(69)	3/2023	USD	(7,748,484)	43,670

					58,886

					(764,032)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	818,444	USD	974,525	JPMorgan Chase Bank	1/18/2023	15,320
USD	2,620,185	GBP	2,161,548	Bank of America	1/18/2023	5,958
AUD	1,015,000	USD	650,817	Bank of America	1/19/2023	40,693
AUD	6,300,774	USD	4,252,467	BNP Paribas	1/19/2023	40,190
AUD	13,757,938	USD	8,729,274	Citibank NA	1/19/2023	643,879
AUD	358,369	USD	242,341	JPMorgan Chase Bank	1/19/2023	1,812
NZD	4,532,382	USD	2,795,609	Morgan Stanley	2/2/2023	83,312
USD	521,818	NZD	808,699	HSBC Bank plc	2/2/2023	8,141
USD	212,774	NZD	333,896	JPMorgan Chase Bank	2/2/2023	686
NOK	14,168,004	USD	1,433,063	Citibank NA	2/3/2023	15,000
JPY	93,330,213	USD	694,155	BNP Paribas	2/9/2023	20,517
JPY	1,428,574,327	USD	10,347,136	Citibank NA	2/9/2023	592,121
JPY	237,518,571	USD	1,811,332	HSBC Bank plc	2/9/2023	7,457
EUR	1,128,157	USD	1,210,900	Citibank NA	2/27/2023	1,263
EUR	3,406,761	USD	3,595,979	HSBC Bank plc	2/27/2023	64,459

Total unrealized appreciation						1,540,808

GBP	3,699,923	USD	4,595,141	HSBC Bank plc	1/18/2023	(120,366)
USD	988,411	GBP	822,556	HSBC Bank plc	1/18/2023	(6,408)
USD	8,711,894	GBP	7,325,016	JPMorgan Chase Bank	1/18/2023	(147,156)
AUD	1,378,622	USD	945,499	Bank of America	1/19/2023	(6,257)
USD	4,914,211	AUD	7,382,375	HSBC Bank plc	1/19/2023	(115,331)
USD	1,585,877	NZD	2,548,622	Goldman Sachs International	2/2/2023	(32,981)
USD	743,621	NZD	1,175,061	JPMorgan Chase Bank	2/2/2023	(2,765)
USD	1,255,594	NOK	12,577,659	JPMorgan Chase Bank	2/3/2023	(29,925)
USD	944,545	SEK	9,909,389	JPMorgan Chase Bank	2/3/2023	(6,855)
USD	1,372,598	SEK	14,395,524	Morgan Stanley	2/3/2023	(9,515)
USD	1,463,275	JPY	199,148,165	Morgan Stanley	2/9/2023	(61,695)
USD	701,561	EUR	666,344	Bank of America	2/27/2023	(14,401)
USD	2,876,683	EUR	2,692,779	Morgan Stanley	2/27/2023	(16,607)
CHF	2,026,126	USD	2,210,244	HSBC Bank plc	3/1/2023	(5,358)
USD	483,918	CHF	445,399	JPMorgan Chase Bank	3/1/2023	(778)
USD	8,747,686	CHF	8,124,107	Morgan Stanley	3/1/2023	(93,189)

Total unrealized depreciation						(669,587)

Net unrealized appreciation						871,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,158,600	$3,709,447	$—	$15,868,047
Consumer Discretionary	16,208,936	9,518,544	—	25,727,480
Consumer Staples	11,985,303	8,947,773	—	20,933,076
Energy	8,651,071	4,239,443	—	12,890,514
Financials	19,314,840	15,908,526	—	35,223,366
Health Care	26,231,165	11,609,243	—	37,840,408
Industrials	14,396,208	12,804,421	—	27,200,629
Information Technology	42,729,239	6,576,358	—	49,305,597
Materials	4,522,292	6,665,582	—	11,187,874
Real Estate	4,482,827	2,220,439	—	6,703,266
Utilities	5,267,802	2,936,372	—	8,204,174
Exchange Traded Fund	16,913,250	—	—	16,913,250
Forward Currency Contracts	—	1,540,808	—	1,540,808
Futures	68,493	—	—	68,493
Short-Term Investments
Investment Company	40,164,696	—	—	40,164,696
Repurchase Agreements	—	8,663,414	—	8,663,414
U.S. Treasury Obligations	—	71,753,878	—	71,753,878

Total Assets	$223,094,722	$167,094,248	$—	$390,188,970

Liabilities:
Forward Currency Contracts	$—	$(669,587)	$—	$(669,587)
Futures	(832,525)	—	—	(832,525)

Total Liabilities	$(832,525)	$(669,587)	$—	$(1,502,112)

Total	$222,262,197	$166,424,661	$—	$388,686,858

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$44,350	*
Foreign exchange contracts	Receivables	1,540,808
Equity contracts	Receivables, Net assets - Unrealized appreciation	24,143	*

Total		$1,609,301

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(9,607	)*
Foreign exchange contracts	Payables	(669,587)
Equity contracts	Payables, Net assets - Unrealized depreciation	(822,918	)*

Total		$(1,502,112)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,750,952	$—	$1,750,952
Foreign exchange contracts	—	(2,851,578)	(2,851,578)
Equity contracts	(7,285,481)	—	(7,285,481)

Total	$(5,534,529)	$(2,851,578)	$(8,386,107)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$118,840	$—	$118,840
Foreign exchange contracts	—	1,581,718	1,581,718
Equity contracts	(1,824,770)	—	(1,824,770)

Total	$(1,705,930)	$1,581,718	$(124,212)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $122,745,000 and futures contracts with an average notional balance of approximately $62,321,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$46,651	$(20,658)	$—	$25,993
BNP Paribas	60,707	—	—	60,707
Citibank NA	1,252,263	—	—	1,252,263
HSBC Bank plc	80,057	(80,057)	—	—
JPMorgan Chase Bank	17,818	(17,818)	—	—
Morgan Stanley	83,312	(83,312)	—	—

Total	$1,540,808	$(201,845)	$—	$1,338,963

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$20,658	$(20,658)	$—	$—
Goldman Sachs International	32,981	—	—	32,981
HSBC Bank plc	247,463	(80,057)	—	167,406
JPMorgan Chase Bank	187,479	(17,818)	—	169,661
Morgan Stanley	181,006	(83,312)	—	97,694

Total	$669,587	$(201,845)	$—	$467,742

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$129,203,628
Long-term U.S. government debt securities	20,278,689

$149,482,317

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,245,696
Long-term U.S. government debt securities	19,325,587

$106,571,283

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,353,310
Aggregate gross unrealized depreciation	(39,862,958)

Net unrealized depreciation	$(10,509,648)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$399,196,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $390,394,644)	$379,916,255
Repurchase Agreements (Cost $8,663,414)	8,663,414
Cash	344,333
Foreign cash (Cost $88,730)	88,891
Due from broker for futures variation margin	2,086,142
Unrealized appreciation on forward foreign currency contracts	1,540,808
Receivable for securities sold	1,390,260
Dividends, interest and other receivables	879,878
Receivable for Portfolio shares sold	267,911
Securities lending income receivable	4,949
Other assets	4,965

Total assets	395,187,806

LIABILITIES
Payable for return of collateral on securities loaned	8,663,414
Payable for securities purchased	1,192,764
Unrealized depreciation on forward foreign currency contracts	669,587
Investment management fees payable	211,849
Distribution fees payable – Class IB	82,121
Payable for Portfolio shares redeemed	80,044
Administrative fees payable	42,695
Accrued expenses	59,044

Total liabilities	11,001,518

NET ASSETS	$384,186,288

Net assets were comprised of:
Paid in capital	$400,074,680
Total distributable earnings (loss)	(15,888,392)

Net assets	$384,186,288

Class IB
Net asset value, offering and redemption price per share, $384,186,288 / 37,314,534 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

(x)	Includes value of securities on loan of $9,206,428.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $254,736 foreign withholding tax)	$6,395,111
Interest	908,432
Securities lending (net)	89,059

Total income	7,392,602

EXPENSES
Investment management fees	2,875,643
Distribution fees – Class IB	958,548
Administrative fees	473,272
Custodian fees	85,900
Professional fees	62,935
Recoupment fees	51,242
Printing and mailing expenses	23,578
Trustees’ fees	12,217
Miscellaneous	11,810

Gross expenses	4,555,145
Less: Waiver from investment manager	(102,278)

Net expenses	4,452,867

NET INVESTMENT INCOME (LOSS)	2,939,735

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,585,674
Futures contracts	(5,534,529)
Forward foreign currency contracts	(2,851,578)
Foreign currency transactions	(430,051)

Net realized gain (loss)	(3,230,484)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(70,766,022)
Futures contracts	(1,705,930)
Forward foreign currency contracts	1,581,718
Foreign currency translations	41,855

Net change in unrealized appreciation (depreciation)	(70,848,379)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(74,078,863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,139,128)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,939,735	$211,615
Net realized gain (loss)	(3,230,484)	20,145,051
Net change in unrealized appreciation (depreciation)	(70,848,379)	32,144,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,139,128)	52,501,068

Distributions to shareholders:
Class IB	(2,419,594)	(18,304,917)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,320,737 and 7,678,975 shares, respectively ]	68,822,034	94,976,517
Capital shares issued in reinvestment of dividends and distributions [ 229,612 and 1,495,191 shares, respectively ]	2,419,594	18,304,917
Capital shares repurchased [ (2,985,657) and (1,006,053) shares, respectively ]	(32,087,417)	(11,934,107)

Total Class IB transactions	39,154,211	101,347,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,154,211	101,347,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,404,511)	135,543,478
NET ASSETS:
Beginning of year	418,590,799	283,047,321

End of year	$384,186,288	$418,590,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.40		$11.06		$10.92		$9.30		$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.01		—	#	0.12		0.18
Net realized and unrealized gain (loss)	(2.11)		1.91		0.28		1.73		(1.00)

Total from investment operations	(2.03)		1.92		0.28		1.85		(0.82)

Less distributions:
Dividends from net investment income	(0.02)		(0.02)		(0.06)		(0.08)		(0.11)
Distributions from net realized gains	(0.05)		(0.56)		(0.08)		(0.15)		(0.01)

Total dividends and distributions	(0.07)		(0.58)		(0.14)		(0.23)		(0.12)

Net asset value, end of year	$10.30		$12.40		$11.06		$10.92		$9.30

Total return	(16.42)%		17.37%		2.70%		19.86%		(8.07)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$384,186		$418,591		$283,047		$198,981		$82,748
Ratio of expenses to average net assets:
After waivers (f)	1.16	%(j)	1.10	%(k)	1.11	%(k)	1.09	%(m)	1.05	%(n)
Before waivers (f)	1.19%		1.15%		1.18%		1.19%		1.46%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.77%		0.06%		0.03%		1.20%		1.75%
Before waivers (f)(x)	0.74%		0.01%		(0.04)%		1.09%		1.34%
Portfolio turnover rate^	31%		7%		22%		56%		3%

Class K	January 1, 2019 to September 10, 2019‡		Year Ended December 31, 2018
Net asset value, beginning of period	$9.30		$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14
Net realized and unrealized gain (loss)	1.13		(0.94)

Total from investment operations	1.22		(0.80)

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$10.52		$9.30

Total return (b)	13.12%		(7.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—		$9,379
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83	%(m)	0.81	%(n)
Before waivers (a)(f)	0.94%		1.38%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.29%		1.37%
Before waivers (a)(f)(x)	1.19%		0.80%
Portfolio turnover rate^	56%		3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
‡	After the close of business on September 10, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.94% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(15.59)%	1.99%	3.13%
EQ/AB Dynamic Growth Index	(13.82)	5.14	5.88
S&P 500® Index	(18.11)	9.42	10.35
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.59

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.59)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/AB Dynamic Growth Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (13.82)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	An overweight cash position contributed to performance.

•	Country selection within international equities added to relative performance.

What hurt performance during the year:

•	An underweight to fixed income relative to the benchmark detracted from Portfolio performance.

•	An underweight to international large cap equities, particularly during the fourth quarter of 2022, detracted from performance.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

Our outlook for equities remains constructive over the medium term. Fundamentals point to below-trend yet positive economic growth, which could help support moderation in historically high inflation. However, tighter financial conditions may persist for some time, sustaining volatility across risk assets, though supply and demand imbalances appear to us to be improving. Historically, risk assets have been resilient during hiking cycles, which have typically coincided with a strong economic backdrop. However, with inflation stubbornly high across major economies, uncertainty about terminal policy rates continues to drive asset price volatility and the path to a “soft landing” appears narrow. For these reasons, the team maintained an underweight allocation to U.S. and developed-international equities at period end.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	3.90
Weighted Average Coupon (%)	2.20
Weighted Average Effective Duration (Years)*	3.67
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	31.2%
Information Technology	11.6
Health Care	9.0
Financials	8.5
Industrials	6.6
Consumer Discretionary	6.2
Consumer Staples	5.1
Exchange Traded Fund	3.9
Communication Services	3.8
Energy	3.1
Materials	2.7
Repurchase Agreements	2.1
Utilities	2.0
Real Estate	1.6
U.S. Government Agency Securities	0.7
Investment Company	0.2
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,006.30	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.38	5.88

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	65,651	$1,208,635
Bezeq The Israeli Telecommunication Corp. Ltd.	23,591	40,730
BT Group plc	78,200	105,932
Cellnex Telecom SA (m)	6,260	207,196
Deutsche Telekom AG (Registered)	37,243	743,037
Elisa OYJ	1,656	87,676
HKT Trust & HKT Ltd.	41,715	51,145
Infrastrutture Wireless Italiane SpA (m)	3,708	37,366
Koninklijke KPN NV	37,106	114,791
Lumen Technologies, Inc.	8,775	45,806
Nippon Telegraph & Telephone Corp.	13,777	394,918
Orange SA	22,452	223,057
Singapore Telecommunications Ltd.	93,936	180,900
Spark New Zealand Ltd.	20,606	70,647
Swisscom AG (Registered)	305	167,104
Telecom Italia SpA*	109,967	25,462
Telefonica Deutschland Holding AG	11,489	28,323
Telefonica SA	58,737	212,832
Telenor ASA	7,722	72,201
Telia Co. AB	29,337	74,953
Telstra Group Ltd.	46,468	126,235
United Internet AG (Registered)	1,070	21,636
Verizon Communications, Inc.	38,691	1,524,425

		5,765,007

Entertainment (0.7%)
Activision Blizzard, Inc.	6,558	502,015
Bollore SE	9,758	54,525
Capcom Co. Ltd.	1,943	62,329
Electronic Arts, Inc.	2,433	297,264
Embracer Group AB (x)*	7,189	32,580
Koei Tecmo Holdings Co. Ltd.	1,382	25,188
Konami Group Corp.	1,102	50,129
Live Nation Entertainment, Inc.*	1,308	91,220
Netflix, Inc.*	4,097	1,208,123
Nexon Co. Ltd. (x)	5,406	122,010
Nintendo Co. Ltd.	12,708	535,665
Sea Ltd. (ADR)*	4,215	219,306
Square Enix Holdings Co. Ltd.	1,054	49,230
Take-Two Interactive Software, Inc.*	1,443	150,260
Toho Co. Ltd.	1,366	52,875
Ubisoft Entertainment SA*	1,120	31,663
Universal Music Group NV	8,232	198,357
Walt Disney Co. (The)*	16,795	1,459,150
Warner Bros Discovery, Inc.*	20,352	192,937

		5,334,826

Interactive Media & Services (1.6%)
Adevinta ASA*	2,834	18,977
Alphabet, Inc., Class A*	55,240	4,873,825
Alphabet, Inc., Class C*	49,398	4,383,085
Auto Trader Group plc (m)	10,728	66,871
Kakaku.com, Inc.	1,548	24,911
Match Group, Inc.*	2,607	108,164
Meta Platforms, Inc., Class A*	21,011	2,528,464
REA Group Ltd.	647	48,809
Scout24 SE (m)	966	48,528
SEEK Ltd.	3,706	52,862
Z Holdings Corp.	29,574	74,814

		12,229,310

Media (0.4%)
Charter Communications, Inc., Class A*	1,021	346,221
Comcast Corp., Class A	40,571	1,418,768
CyberAgent, Inc.	4,464	39,728
Dentsu Group, Inc. (x)	2,555	80,695
DISH Network Corp., Class A (x)*	2,312	32,460
Fox Corp., Class A	2,823	85,735
Fox Corp., Class B	1,296	36,871
Hakuhodo DY Holdings, Inc.	2,579	26,136
Informa plc	16,588	124,255
Interpublic Group of Cos., Inc. (The)	3,602	119,983
News Corp., Class A	3,552	64,646
News Corp., Class B	1,100	20,284
Omnicom Group, Inc.	1,887	153,923
Paramount Global, Class B (x)	4,652	78,526
Pearson plc	7,611	86,419
Publicis Groupe SA	2,675	170,146
Vivendi SE	8,109	77,376
WPP plc	12,225	121,221

		3,083,393

Wireless Telecommunication Services (0.3%)
KDDI Corp.	18,534	562,347
SoftBank Corp.	33,004	374,200
SoftBank Group Corp.	13,859	596,009
Tele2 AB, Class B	6,388	52,096
T-Mobile US, Inc.*	5,545	776,300
Vodafone Group plc	302,303	307,871

		2,668,823

Total Communication Services		29,081,359

Consumer Discretionary (6.2%)
Auto Components (0.2%)
Aisin Corp.	1,626	43,735
Aptiv plc*	2,496	232,453
BorgWarner, Inc.	2,181	87,785
Bridgestone Corp. (x)	6,579	235,158
Cie Generale des Etablissements Michelin SCA	7,808	217,185
Continental AG	1,281	76,762
Denso Corp.	5,031	250,553
Koito Manufacturing Co. Ltd.	2,306	34,913
Sumitomo Electric Industries Ltd.	7,873	90,254
Valeo	2,301	41,134

		1,309,932

Automobiles (1.1%)
Bayerische Motoren Werke AG	3,824	341,308
Bayerische Motoren Werke AG (Preference) (q)	720	61,311
Dr Ing hc F Porsche AG (Preference) (q)*	1,341	136,011
Ferrari NV	1,464	313,741
Ford Motor Co.	36,385	423,158
General Motors Co.	13,432	451,853
Honda Motor Co. Ltd.	18,804	434,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Isuzu Motors Ltd.	6,435	$75,853
Mazda Motor Corp.	6,275	48,052
Mercedes-Benz Group AG	9,220	605,990
Nissan Motor Co. Ltd.	25,619	81,616
Porsche Automobil Holding SE (Preference) (q)	1,750	95,987
Renault SA*	2,277	76,230
Stellantis NV (Euronext Paris)	9,499	134,932
Stellantis NV (Italian Stock Exchange)	15,552	220,814
Subaru Corp.	7,074	109,285
Suzuki Motor Corp.	4,239	137,952
Tesla, Inc.*	24,538	3,022,591
Toyota Motor Corp.	121,855	1,682,888
Volkswagen AG	359	56,741
Volkswagen AG (Preference) (q)	2,141	266,815
Volvo Car AB, Class B (x)*	6,706	30,449
Yamaha Motor Co. Ltd. (x)	3,492	80,089

		8,888,089

Distributors (0.1%)
D’ieteren Group	308	59,082
Genuine Parts Co.	1,303	226,084
LKQ Corp.	2,401	128,237
Pool Corp.	365	110,350

		523,753

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	2,303	42,618

Hotels, Restaurants & Leisure (1.1%)
Accor SA*	1,878	46,941
Aristocrat Leisure Ltd.	6,860	142,548
Booking Holdings, Inc.*	366	737,592
Caesars Entertainment, Inc.*	1,975	82,160
Carnival Corp. (x)*	9,093	73,290
Chipotle Mexican Grill, Inc.*	256	355,197
Compass Group plc	20,380	472,441
Darden Restaurants, Inc.	1,129	156,175
Domino’s Pizza, Inc.	331	114,658
Entain plc	6,765	108,079
Evolution AB (m)	2,121	206,391
Expedia Group, Inc.*	1,400	122,640
Flutter Entertainment plc (x)*	1,920	262,663
Galaxy Entertainment Group Ltd.	25,065	165,699
Genting Singapore Ltd.	66,727	47,577
Hilton Worldwide Holdings, Inc.	2,527	319,312
InterContinental Hotels Group plc	2,100	120,440
La Francaise des Jeux SAEM (m)	1,188	47,790
Las Vegas Sands Corp.*	3,027	145,508
Lottery Corp. Ltd. (The)*	24,518	74,785
Marriott International, Inc., Class A	2,541	378,329
McDonald’s Corp.	6,778	1,786,206
McDonald’s Holdings Co. Japan Ltd. (x)	1,006	38,288
MGM Resorts International	3,005	100,758
Norwegian Cruise Line Holdings Ltd. (x)*	3,882	47,516
Oriental Land Co. Ltd.	2,306	336,658
Royal Caribbean Cruises Ltd.*	2,020	99,849
Sands China Ltd.*	26,793	88,904
Sodexo SA	1,043	99,903
Starbucks Corp.	10,570	1,048,544
Whitbread plc	2,396	74,444
Wynn Resorts Ltd.*	953	78,594
Yum! Brands, Inc.	2,621	335,698

		8,315,577

Household Durables (0.4%)
Barratt Developments plc	11,249	53,963
Berkeley Group Holdings plc	1,240	56,561
DR Horton, Inc.	2,913	259,665
Electrolux AB, Class B (x)	2,489	33,580
Garmin Ltd.	1,421	131,144
Iida Group Holdings Co. Ltd.	1,624	24,761
Lennar Corp., Class A	2,349	212,584
Mohawk Industries, Inc.*	485	49,577
Newell Brands, Inc.	3,467	45,348
NVR, Inc.*	29	133,765
Open House Group Co. Ltd.	904	33,201
Panasonic Holdings Corp.	25,123	212,581
Persimmon plc	3,521	51,804
PulteGroup, Inc.	2,132	97,070
SEB SA	306	25,631
Sekisui Chemical Co. Ltd.	4,162	58,510
Sekisui House Ltd.	7,086	125,992
Sharp Corp.	2,363	17,015
Sony Group Corp.	14,491	1,108,025
Taylor Wimpey plc	40,244	49,456
Whirlpool Corp.	502	71,013

		2,851,246

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	81,656	6,859,104
Delivery Hero SE (m)*	2,022	96,924
eBay, Inc.	5,061	209,880
Etsy, Inc.*	1,166	139,664
Just Eat Takeaway.com NV (m)*	1,990	42,071
Prosus NV*	9,531	657,549
Rakuten Group, Inc. (x)*	9,581	43,510
Zalando SE (m)*	2,579	91,406
ZOZO, Inc.	1,375	34,155

		8,174,263

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	2,357	149,315
Hasbro, Inc.	1,195	72,907
Shimano, Inc.	847	135,014
Yamaha Corp.	1,604	60,132

		417,368

Multiline Retail (0.3%)
Dollar General Corp.	2,091	514,908
Dollar Tree, Inc.*	1,945	275,101
Next plc	1,460	102,480
Pan Pacific International Holdings Corp.	4,190	78,315
Target Corp.	4,272	636,699
Wesfarmers Ltd.	12,977	405,633

		2,013,136

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	559	82,190
AutoZone, Inc.*	180	443,912
Bath & Body Works, Inc.	2,103	88,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Best Buy Co., Inc.	1,846	$148,068
CarMax, Inc.*	1,466	89,265
Fast Retailing Co. Ltd.	674	413,572
H & M Hennes & Mauritz AB, Class B (x)	8,060	86,696
Hikari Tsushin, Inc. (x)	246	34,902
Home Depot, Inc. (The)	9,469	2,990,878
Industria de Diseno Textil SA	12,499	332,482
JD Sports Fashion plc	28,463	43,409
Kingfisher plc	22,022	62,858
Lowe’s Cos., Inc.	5,888	1,173,125
Nitori Holdings Co. Ltd.	934	121,340
O’Reilly Automotive, Inc.*	588	496,290
Ross Stores, Inc.	3,223	374,094
TJX Cos., Inc. (The)	10,794	859,202
Tractor Supply Co.	1,023	230,144
Ulta Beauty, Inc.*	478	224,215
USS Co. Ltd.	2,419	38,615

		8,333,877

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,983	270,560
Burberry Group plc	4,468	109,652
Cie Financiere Richemont SA (Registered)	5,998	777,765
Hermes International	364	563,035
Kering SA	866	440,793
LVMH Moet Hennessy Louis Vuitton SE	3,159	2,299,117
Moncler SpA	2,376	125,898
NIKE, Inc., Class B	11,641	1,362,113
Pandora A/S	1,069	75,111
Puma SE	1,232	74,776
Ralph Lauren Corp.	395	41,740
Swatch Group AG (The)	340	96,707
Swatch Group AG (The) (Registered)	613	31,848
Tapestry, Inc.	2,319	88,307
VF Corp.	3,042	83,989

		6,441,411

Total Consumer Discretionary		47,311,270

Consumer Staples (5.1%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	9,988	601,619
Asahi Group Holdings Ltd. (x)	5,328	167,221
Brown-Forman Corp., Class B	1,684	110,605
Budweiser Brewing Co. APAC Ltd. (m)	19,000	59,760
Carlsberg A/S, Class B	1,143	151,900
Coca-Cola Co. (The)	35,858	2,280,927
Coca-Cola Europacific Partners plc	2,358	130,445
Coca-Cola HBC AG*	2,256	53,811
Constellation Brands, Inc., Class A	1,468	340,209
Davide Campari-Milano NV	5,768	58,558
Diageo plc	26,164	1,154,530
Heineken Holding NV	1,206	93,014
Heineken NV	3,023	284,377
Ito En Ltd.	591	21,570
Keurig Dr Pepper, Inc.	7,827	279,111
Kirin Holdings Co. Ltd. (x)	9,402	144,068
Molson Coors Beverage Co., Class B	1,733	89,284
Monster Beverage Corp.*	3,543	359,721
PepsiCo, Inc.	12,715	2,297,092
Pernod Ricard SA	2,390	470,101
Remy Cointreau SA	283	47,743
Suntory Beverage & Food Ltd. (x)	1,676	57,467
Treasury Wine Estates Ltd.	7,966	73,816

		9,326,949

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	7,483	158,680
Carrefour SA	6,638	111,132
Coles Group Ltd.	15,200	173,034
Costco Wholesale Corp.	4,081	1,862,977
Endeavour Group Ltd.	14,964	65,409
HelloFresh SE*	1,823	40,063
J Sainsbury plc	19,299	50,793
Jeronimo Martins SGPS SA	3,350	72,366
Kesko OYJ, Class B	3,014	66,527
Kobe Bussan Co. Ltd.	1,728	49,902
Koninklijke Ahold Delhaize NV	12,068	346,724
Kroger Co. (The)	5,999	267,435
Ocado Group plc*	6,566	48,961
Seven & i Holdings Co. Ltd.	8,671	373,955
Sysco Corp.	4,693	358,780
Tesco plc	85,771	232,479
Walgreens Boots Alliance, Inc.	6,608	246,875
Walmart, Inc.	13,132	1,861,986
Welcia Holdings Co. Ltd.	1,041	24,391
Woolworths Group Ltd.	14,041	320,827

		6,733,296

Food Products (1.2%)
Ajinomoto Co., Inc.	5,312	163,157
Archer-Daniels-Midland Co.	5,164	479,477
Associated British Foods plc	3,931	74,898
Barry Callebaut AG (Registered)	43	85,056
Campbell Soup Co.	1,855	105,271
Chocoladefabriken Lindt & Spruengli AG	12	122,381
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	205,483
Conagra Brands, Inc.	4,423	171,170
Danone SA	7,379	388,860
General Mills, Inc.	5,488	460,169
Hershey Co. (The)	1,353	313,314
Hormel Foods Corp.	2,666	121,436
J M Smucker Co. (The)	982	155,608
JDE Peet’s NV	1,112	32,163
Kellogg Co.	2,350	167,414
Kerry Group plc (London Stock Exchange), Class A	1,404	127,748
Kerry Group plc (Turquoise Stock Exchange), Class A	452	40,759
Kikkoman Corp.	1,702	90,002
Kraft Heinz Co. (The)	7,338	298,730
Lamb Weston Holdings, Inc.	1,324	118,313
McCormick & Co., Inc. (Non-Voting)	2,307	191,227
Meiji Holdings Co. Ltd.	1,348	69,228
Mondelez International, Inc., Class A	12,626	841,523
Mowi ASA	4,656	79,463
Nestle SA (Registered)	31,600	3,661,520
Nisshin Seifun Group, Inc.	2,183	27,495
Nissin Foods Holdings Co. Ltd.	771	61,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Orkla ASA	8,289	$60,022
Salmar ASA	811	31,855
Tyson Foods, Inc., Class A	2,668	166,083
WH Group Ltd. (m)	92,015	53,520
Wilmar International Ltd.	21,161	65,881
Yakult Honsha Co. Ltd.	1,509	98,423

		9,128,864

Household Products (0.8%)
Church & Dwight Co., Inc.	2,237	180,325
Clorox Co. (The)	1,135	159,275
Colgate-Palmolive Co.	7,684	605,422
Essity AB, Class B (x)	6,913	181,059
Henkel AG & Co. KGaA	1,223	78,877
Henkel AG & Co. KGaA (Preference) (q)	2,044	142,264
Kimberly-Clark Corp.	3,110	422,183
Procter & Gamble Co. (The)	22,015	3,336,593
Reckitt Benckiser Group plc	8,223	572,016
Unicharm Corp.	4,599	177,596

		5,855,610

Personal Products (0.5%)
Beiersdorf AG	1,164	133,572
Estee Lauder Cos., Inc. (The), Class A	2,136	529,963
Haleon plc*	57,212	226,416
Kao Corp. (x)	5,484	219,586
Kobayashi Pharmaceutical Co. Ltd.	675	46,444
Kose Corp. (x)	418	45,928
L’Oreal SA	2,776	991,315
Shiseido Co. Ltd. (x)	4,644	228,980
Unilever plc (Cboe Europe)	13,364	670,498
Unilever plc (London Stock Exchange)	15,884	803,068

		3,895,770

Tobacco (0.5%)
Altria Group, Inc.	16,590	758,329
British American Tobacco plc	24,626	976,955
Imperial Brands plc	10,375	259,763
Japan Tobacco, Inc. (x)	13,789	279,583
Philip Morris International, Inc.	14,281	1,445,380

		3,720,010

Total Consumer Staples		38,660,499

Energy (3.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	9,321	275,249
Halliburton Co.	8,355	328,769
Schlumberger Ltd.	13,030	696,584
Tenaris SA	5,211	90,840

		1,391,442

Oil, Gas & Consumable Fuels (2.9%)
Aker BP ASA	3,592	111,498
Ampol Ltd.	2,629	50,620
APA Corp.	3,008	140,413
BP plc	216,205	1,241,299
Chevron Corp.	16,591	2,977,919
ConocoPhillips	11,728	1,383,904
Coterra Energy, Inc.	7,329	180,074
Devon Energy Corp.	6,032	371,028
Diamondback Energy, Inc.	1,637	223,909
ENEOS Holdings, Inc.	33,867	115,608
Eni SpA	28,749	408,868
EOG Resources, Inc.	5,399	699,279
EQT Corp.	3,408	115,293
Equinor ASA	10,947	393,103
Exxon Mobil Corp.	38,396	4,235,079
Galp Energia SGPS SA, Class B	5,532	74,673
Hess Corp.	2,567	364,052
Idemitsu Kosan Co. Ltd.	2,301	53,826
Inpex Corp.	11,831	125,846
Kinder Morgan, Inc.	18,265	330,231
Marathon Oil Corp.	6,242	168,971
Marathon Petroleum Corp.	4,593	534,579
Neste OYJ	4,895	225,418
Occidental Petroleum Corp.	6,865	432,426
OMV AG	1,713	88,200
ONEOK, Inc.	4,116	270,421
Phillips 66	4,431	461,179
Pioneer Natural Resources Co.	2,199	502,230
Repsol SA	15,854	252,018
Santos Ltd.	36,603	177,937
Shell plc	83,472	2,347,247
Targa Resources Corp.	2,087	153,395
TotalEnergies SE	28,591	1,794,997
Valero Energy Corp.	3,629	460,375
Washington H Soul Pattinson & Co. Ltd.	2,389	44,990
Williams Cos., Inc. (The)	11,226	369,335
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,606	424,826
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	101,332

		22,406,398

Total Energy		23,797,840

Financials (8.5%)
Banks (3.6%)
ABN AMRO Bank NV (CVA) (m)	4,266	59,022
AIB Group plc	12,287	47,560
ANZ Group Holdings Ltd.*	34,356	553,438
Banco Bilbao Vizcaya Argentaria SA	69,717	420,457
Banco Santander SA	191,560	574,668
Bank Hapoalim BM	14,289	129,137
Bank Leumi Le-Israel BM	17,562	146,671
Bank of America Corp.	64,404	2,133,060
Bank of Ireland Group plc	12,298	117,163
Banque Cantonale Vaudoise (Registered)	346	33,210
Barclays plc	184,708	353,979
BNP Paribas SA	12,765	727,624
BOC Hong Kong Holdings Ltd.	42,520	144,903
CaixaBank SA	50,434	198,240
Chiba Bank Ltd. (The)	5,850	42,881
Citigroup, Inc.	17,842	806,994
Citizens Financial Group, Inc.	4,566	179,763
Comerica, Inc.	1,205	80,554
Commerzbank AG*	11,980	113,313
Commonwealth Bank of Australia	19,552	1,365,809
Concordia Financial Group Ltd.	12,014	50,348
Credit Agricole SA	13,649	143,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Danske Bank A/S	7,925	$156,634
DBS Group Holdings Ltd.	20,813	527,084
DNB Bank ASA	10,782	214,005
Erste Group Bank AG	3,954	126,553
Fifth Third Bancorp	6,321	207,392
FinecoBank Banca Fineco SpA	7,048	117,091
First Republic Bank	1,683	205,141
Hang Seng Bank Ltd.	8,759	145,657
HSBC Holdings plc	229,444	1,430,481
Huntington Bancshares, Inc.	13,286	187,333
ING Groep NV	43,287	527,681
Intesa Sanpaolo SpA	191,966	427,008
Israel Discount Bank Ltd., Class A	13,801	72,675
Japan Post Bank Co. Ltd.	4,469	38,411
JPMorgan Chase & Co.	27,017	3,622,980
KBC Group NV	2,926	188,179
KeyCorp	8,592	149,673
Lloyds Banking Group plc	783,144	429,934
M&T Bank Corp.	1,618	234,707
Mediobanca Banca di Credito Finanziario SpA	6,955	66,886
Mitsubishi UFJ Financial Group, Inc.	137,356	930,429
Mizrahi Tefahot Bank Ltd.	1,732	56,193
Mizuho Financial Group, Inc.	27,718	391,989
National Australia Bank Ltd.	36,298	742,888
NatWest Group plc	60,888	195,215
Nordea Bank Abp (Aquis Stock Exchange)	403	4,327
Nordea Bank Abp (Turquoise Stock Exchange)	37,913	405,768
Oversea-Chinese Banking Corp. Ltd.	38,908	353,815
PNC Financial Services Group, Inc. (The)	3,778	596,697
Regions Financial Corp.	8,608	185,588
Resona Holdings, Inc.	24,319	134,010
Shizuoka Financial Group, Inc.	4,926	39,599
Signature Bank	580	66,828
Skandinaviska Enskilda Banken AB, Class A	18,514	212,821
Societe Generale SA	9,356	235,155
Standard Chartered plc	28,473	214,245
Sumitomo Mitsui Financial Group, Inc.	15,052	607,402
Sumitomo Mitsui Trust Holdings, Inc.	3,893	136,095
SVB Financial Group*	544	125,196
Svenska Handelsbanken AB, Class A	16,759	168,797
Swedbank AB, Class A	10,348	175,824
Truist Financial Corp.	12,220	525,827
UniCredit SpA	22,074	313,606
United Overseas Bank Ltd.	13,517	309,819
US Bancorp	12,456	543,206
Wells Fargo & Co.	34,945	1,442,879
Westpac Banking Corp.	40,230	639,570
Zions Bancorp NA	1,386	68,136

		27,319,859

Capital Markets (1.8%)
3i Group plc	11,050	179,210
abrdn plc	24,067	55,064
Ameriprise Financial, Inc.	997	310,436
Amundi SA (m)	763	43,288
ASX Ltd.	2,219	102,765
Bank of New York Mellon Corp. (The)	6,774	308,352
BlackRock, Inc.	1,389	984,287
Cboe Global Markets, Inc.	977	122,584
Charles Schwab Corp. (The)	14,067	1,171,218
CME Group, Inc.	3,311	556,778
Credit Suisse Group AG (Registered) (x)	49,744	148,697
Daiwa Securities Group, Inc.	14,907	66,220
Deutsche Bank AG (Registered)	23,748	269,158
Deutsche Boerse AG	2,186	377,677
EQT AB (x)	3,483	73,633
Euronext NV (m)	1,006	74,476
FactSet Research Systems, Inc.	350	140,423
Franklin Resources, Inc.	2,617	69,036
Futu Holdings Ltd. (ADR) (x)*	738	30,000
Goldman Sachs Group, Inc. (The)	3,145	1,079,930
Hargreaves Lansdown plc	3,926	40,638
Hong Kong Exchanges & Clearing Ltd.	13,843	598,026
Intercontinental Exchange, Inc.	5,145	527,825
Invesco Ltd.	4,190	75,378
Japan Exchange Group, Inc.	5,623	81,299
Julius Baer Group Ltd.	2,453	142,885
London Stock Exchange Group plc	3,797	327,570
Macquarie Group Ltd.	4,219	479,594
MarketAxess Holdings, Inc.	347	96,775
Moody’s Corp.	1,454	405,113
Morgan Stanley	12,337	1,048,892
MSCI, Inc.	742	345,156
Nasdaq, Inc.	3,122	191,535
Nomura Holdings, Inc.	32,613	121,417
Northern Trust Corp.	1,919	169,812
Partners Group Holding AG	266	234,974
Raymond James Financial, Inc.	1,789	191,155
S&P Global, Inc.	3,139	1,051,377
SBI Holdings, Inc.	2,700	51,782
Schroders plc	8,070	42,537
Singapore Exchange Ltd.	9,648	64,469
St James’s Place plc	5,957	78,859
State Street Corp.	3,386	262,652
T. Rowe Price Group, Inc.	2,079	226,736
UBS Group AG (Registered)	38,475	715,906

		13,735,594

Consumer Finance (0.2%)
American Express Co.	5,526	816,466
Capital One Financial Corp.	3,536	328,707
Discover Financial Services	2,516	246,140
Synchrony Financial	4,438	145,833

		1,537,146

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	16,628	5,136,389
Eurazeo SE	502	31,221
EXOR NV*	1,265	92,486
Groupe Bruxelles Lambert NV	1,144	91,330
Industrivarden AB, Class A	1,473	35,785
Industrivarden AB, Class C	1,762	42,721
Investor AB, Class A	5,763	107,060
Investor AB, Class B	20,998	379,439
Kinnevik AB, Class B*	2,672	36,669
L E Lundbergforetagen AB, Class B	862	36,686
M&G plc	28,693	65,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mitsubishi HC Capital, Inc.	7,285	$36,025
ORIX Corp.	13,792	222,633
Sofina SA	188	41,376
Wendel SE	352	32,857

		6,387,839

Insurance (2.1%)
Admiral Group plc	2,143	55,365
Aegon NV	19,724	100,036
Aflac, Inc.	5,297	381,066
Ageas SA/NV	1,844	81,759
AIA Group Ltd.	137,025	1,523,778
Allianz SE (Registered)	4,694	1,009,461
Allstate Corp. (The)	2,490	337,644
American International Group, Inc.	7,005	442,996
Aon plc, Class A	1,943	583,172
Arch Capital Group Ltd.*	3,402	213,578
Arthur J Gallagher & Co.	1,938	365,391
Assicurazioni Generali SpA	12,770	227,121
Assurant, Inc.	490	61,279
Aviva plc	32,185	172,294
AXA SA	21,477	599,006
Baloise Holding AG (Registered)	541	83,492
Brown & Brown, Inc.	2,159	122,998
Chubb Ltd.	3,848	848,869
Cincinnati Financial Corp.	1,466	150,104
Dai-ichi Life Holdings, Inc.	11,329	258,450
Everest Re Group Ltd.	363	120,251
Gjensidige Forsikring ASA	2,207	43,298
Globe Life, Inc.	835	100,659
Hannover Rueck SE	699	138,799
Hartford Financial Services Group, Inc. (The)	2,977	225,746
Insurance Australia Group Ltd.	27,205	87,982
Japan Post Holdings Co. Ltd.	27,029	228,503
Japan Post Insurance Co. Ltd.	2,205	38,996
Legal & General Group plc	67,921	204,872
Lincoln National Corp.	1,427	43,838
Loews Corp.	1,842	107,444
Marsh & McLennan Cos., Inc.	4,597	760,712
Medibank Pvt Ltd.	30,393	61,045
MetLife, Inc.	6,172	446,668
MS&AD Insurance Group Holdings, Inc.	5,077	163,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,624	528,477
NN Group NV	3,220	131,532
Phoenix Group Holdings plc	8,436	62,069
Poste Italiane SpA (m)	5,765	56,318
Principal Financial Group, Inc.	2,135	179,169
Progressive Corp. (The)	5,389	699,007
Prudential Financial, Inc.	3,427	340,849
Prudential plc	31,591	430,614
QBE Insurance Group Ltd.	17,043	155,838
Sampo OYJ, Class A	5,549	289,987
Sompo Holdings, Inc.	3,620	161,637
Suncorp Group Ltd.	14,209	116,477
Swiss Life Holding AG (Registered)	355	183,057
Swiss Re AG	3,498	327,158
T&D Holdings, Inc.	6,091	88,274
Tokio Marine Holdings, Inc.	21,127	455,171
Travelers Cos., Inc. (The)	2,186	409,853
Tryg A/S	4,197	99,898
W R Berkley Corp.	1,881	136,504
Willis Towers Watson plc	1,013	247,760
Zurich Insurance Group AG	1,729	827,055

		16,316,781

Total Financials		65,297,219

Health Care (9.0%)
Biotechnology (1.2%)
AbbVie, Inc.	16,289	2,632,465
Amgen, Inc.	4,928	1,294,290
Argenx SE*	640	240,260
Biogen, Inc.*	1,337	370,242
CSL Ltd.	5,536	1,084,621
Genmab A/S*	767	324,718
Gilead Sciences, Inc.	11,547	991,310
Grifols SA*	3,292	37,953
Incyte Corp.*	1,700	136,544
Moderna, Inc.*	3,099	556,642
Regeneron Pharmaceuticals, Inc.*	988	712,832
Swedish Orphan Biovitrum AB*	1,901	39,296
Vertex Pharmaceuticals, Inc.*	2,363	682,387

		9,103,560

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	16,133	1,771,242
Alcon, Inc.	5,802	396,442
Align Technology, Inc.*	669	141,092
Asahi Intecc Co. Ltd.	2,392	39,441
Baxter International, Inc.	4,639	236,450
Becton Dickinson and Co.	2,628	668,300
BioMerieux	508	53,248
Boston Scientific Corp.*	13,189	610,255
Carl Zeiss Meditec AG	484	61,084
Cochlear Ltd.	758	105,343
Coloplast A/S, Class B	1,391	162,592
Cooper Cos., Inc. (The)	455	150,455
Demant A/S*	1,068	29,603
Dentsply Sirona, Inc.	1,984	63,171
Dexcom, Inc.*	3,616	409,476
DiaSorin SpA	321	44,807
Edwards Lifesciences Corp.*	5,711	426,098
EssilorLuxottica SA	3,342	605,304
Fisher & Paykel Healthcare Corp. Ltd.	6,363	91,301
Getinge AB, Class B	2,524	52,319
Hologic, Inc.*	2,300	172,063
Hoya Corp.	4,168	403,493
IDEXX Laboratories, Inc.*	767	312,905
Intuitive Surgical, Inc.*	3,290	873,002
Koninklijke Philips NV	9,948	149,126
Medtronic plc	12,241	951,371
Olympus Corp.	14,130	253,229
ResMed, Inc.	1,349	280,767
Siemens Healthineers AG (m)	3,302	165,173
Smith & Nephew plc	9,703	130,149
Sonova Holding AG (Registered)	627	148,706
STERIS plc	921	170,099
Straumann Holding AG (Registered)	1,307	149,266
Stryker Corp.	3,102	758,408
Sysmex Corp.	1,928	117,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Teleflex, Inc.	432	$107,840
Terumo Corp.	7,465	213,074
Zimmer Biomet Holdings, Inc.	1,933	246,458

		11,720,648

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	1,432	237,297
Amplifon SpA	1,374	40,917
Cardinal Health, Inc.	2,509	192,867
Centene Corp.*	5,265	431,783
Cigna Corp.	2,811	931,397
CVS Health Corp.	12,095	1,127,133
DaVita, Inc.*	513	38,306
Elevance Health, Inc.	2,211	1,134,177
Fresenius Medical Care AG & Co. KGaA	2,342	76,639
Fresenius SE & Co. KGaA	4,949	139,063
HCA Healthcare, Inc.	1,983	475,841
Henry Schein, Inc.*	1,254	100,157
Humana, Inc.	1,166	597,213
Laboratory Corp. of America Holdings	833	196,155
McKesson Corp.	1,324	496,659
Molina Healthcare, Inc.*	536	176,998
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	1,074	168,016
Ramsay Health Care Ltd.	2,111	92,992
Sonic Healthcare Ltd.	5,209	106,290
UnitedHealth Group, Inc.	8,618	4,569,091
Universal Health Services, Inc., Class B	605	85,238

		11,414,229

Health Care Technology (0.0%)†
M3, Inc.	5,041	137,433

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,752	411,837
Bachem Holding AG, Class B	382	32,988
Bio-Rad Laboratories, Inc., Class A*	198	83,257
Bio-Techne Corp.	1,448	120,010
Charles River Laboratories International, Inc.*	469	102,195
Danaher Corp.	6,032	1,601,013
Eurofins Scientific SE	1,598	114,712
Illumina, Inc.*	1,447	292,583
IQVIA Holdings, Inc.*	1,718	352,001
Lonza Group AG (Registered)	859	420,930
Mettler-Toledo International, Inc.*	208	300,654
PerkinElmer, Inc.	1,163	163,076
QIAGEN NV*	2,629	132,296
Sartorius AG (Preference) (q)	287	113,487
Sartorius Stedim Biotech	322	104,267
Thermo Fisher Scientific, Inc.	3,610	1,987,991
Waters Corp.*	552	189,104
West Pharmaceutical Services, Inc.	682	160,509

		6,682,910

Pharmaceuticals (3.9%)
Astellas Pharma, Inc.	21,095	322,517
AstraZeneca plc	17,805	2,414,714
Bayer AG (Registered)	11,289	583,974
Bristol-Myers Squibb Co.	19,672	1,415,401
Catalent, Inc.*	1,651	74,312
Chugai Pharmaceutical Co. Ltd.(x)	7,770	199,401
Daiichi Sankyo Co. Ltd.	20,135	652,040
Eisai Co. Ltd.	2,910	192,995
Eli Lilly and Co.	7,266	2,658,194
GSK plc	46,736	812,265
Hikma Pharmaceuticals plc	1,915	35,931
Ipsen SA	465	50,025
Johnson & Johnson	24,222	4,278,816
Kyowa Kirin Co. Ltd.	3,193	73,475
Merck & Co., Inc.	23,339	2,589,462
Merck KGaA	1,484	287,368
Nippon Shinyaku Co. Ltd.	559	31,860
Novartis AG (Registered)	24,859	2,247,298
Novo Nordisk A/S, Class B	19,022	2,568,468
Ono Pharmaceutical Co. Ltd.	4,081	95,868
Organon & Co.	2,343	65,440
Orion OYJ, Class B	1,285	70,482
Otsuka Holdings Co. Ltd.	4,456	146,168
Pfizer, Inc.	51,706	2,649,416
Recordati Industria Chimica e Farmaceutica SpA	1,274	52,846
Roche Holding AG	8,073	2,536,318
Roche Holding AG CHF 1	314	121,708
Sanofi	13,108	1,260,586
Shionogi & Co. Ltd.	3,112	156,169
Takeda Pharmaceutical Co. Ltd.	17,274	541,096
Teva Pharmaceutical Industries Ltd. (ADR)*	12,761	116,380
UCB SA	1,502	118,271
Viatris, Inc.	11,171	124,333
Zoetis, Inc.	4,313	632,070

		30,175,667

Total Health Care		69,234,447

Industrials (6.6%)
Aerospace & Defense (1.0%)
Airbus SE	6,793	807,289
BAE Systems plc	35,903	371,546
Boeing Co. (The)*	5,142	979,500
Dassault Aviation SA	304	51,481
Elbit Systems Ltd.	317	51,669
General Dynamics Corp.	2,072	514,084
Howmet Aerospace, Inc.	3,406	134,231
Huntington Ingalls Industries, Inc.	368	84,890
Kongsberg Gruppen ASA	1,006	42,677
L3Harris Technologies, Inc.	1,763	367,074
Lockheed Martin Corp.	2,174	1,057,629
MTU Aero Engines AG	615	133,114
Northrop Grumman Corp.	1,340	731,117
Raytheon Technologies Corp.	13,603	1,372,815
Rheinmetall AG	500	99,579
Rolls-Royce Holdings plc*	92,347	104,051
Safran SA	3,955	494,996
Singapore Technologies Engineering Ltd.	17,170	42,944
Textron, Inc.	1,948	137,918
Thales SA	1,256	160,397
TransDigm Group, Inc.	475	299,084

		8,038,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,141	$104,470
Deutsche Post AG (Registered)	11,444	430,963
DSV A/S	2,161	341,098
Expeditors International of Washington, Inc.	1,507	156,608
FedEx Corp.	2,202	381,386
Nippon Express Holdings, Inc. (x)	951	54,637
SG Holdings Co. Ltd.	3,239	45,164
United Parcel Service, Inc., Class B	6,742	1,172,029
Yamato Holdings Co. Ltd.	3,216	51,141

		2,737,496

Airlines (0.1%)
Alaska Air Group, Inc.*	1,167	50,111
American Airlines Group, Inc.*	5,987	76,155
ANA Holdings, Inc.*	1,763	37,614
Delta Air Lines, Inc.*	5,907	194,104
Deutsche Lufthansa AG (Registered)*	6,596	54,826
Japan Airlines Co. Ltd. (x)*	1,685	34,601
Qantas Airways Ltd.*	10,199	41,733
Singapore Airlines Ltd.	14,766	60,965
Southwest Airlines Co.*	5,466	184,040
United Airlines Holdings, Inc.*	3,010	113,477

		847,626

Building Products (0.4%)
A O Smith Corp.	1,183	67,715
AGC, Inc. (x)	2,283	76,454
Allegion plc	809	85,155
Assa Abloy AB, Class B	11,517	246,899
Carrier Global Corp.	7,753	319,811
Cie de Saint-Gobain	5,708	278,927
Daikin Industries Ltd.	2,873	442,202
Geberit AG (Registered)	416	195,931
Johnson Controls International plc	6,345	406,080
Kingspan Group plc	1,843	99,786
Lixil Corp.	3,350	51,077
Masco Corp.	2,077	96,934
Nibe Industrier AB, Class B	17,055	158,703
ROCKWOOL A/S, Class B	117	27,504
TOTO Ltd.	1,709	58,599
Trane Technologies plc	2,135	358,872
Xinyi Glass Holdings Ltd.	20,000	37,256

		3,007,905

Commercial Services & Supplies (0.3%)
Brambles Ltd.	15,379	126,383
Cintas Corp.	793	358,135
Copart, Inc.*	3,940	239,907
Dai Nippon Printing Co. Ltd.	2,450	49,470
Rentokil Initial plc	28,829	177,052
Republic Services, Inc.	1,892	244,049
Rollins, Inc.	2,132	77,903
Secom Co. Ltd.	2,471	142,020
Securitas AB, Class B	5,428	45,235
Toppan, Inc.	2,894	43,088
Waste Management, Inc.	3,465	543,589

		2,046,831

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	2,488	71,296
Bouygues SA	2,666	80,021
Eiffage SA	970	95,444
Ferrovial SA	5,702	149,358
Kajima Corp.	4,499	52,655
Obayashi Corp.	7,166	54,493
Quanta Services, Inc.	1,317	187,673
Shimizu Corp.	6,091	32,673
Skanska AB, Class B	3,754	59,360
Taisei Corp.	2,106	68,199
Vinci SA	6,180	617,149

		1,468,321

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	18,061	548,090
AMETEK, Inc.	2,115	295,508
Eaton Corp. plc	3,669	575,850
Emerson Electric Co.	5,447	523,239
Fuji Electric Co. Ltd.	1,525	58,448
Generac Holdings, Inc.*	588	59,188
Legrand SA	3,079	246,601
Mitsubishi Electric Corp.	21,748	217,662
Nidec Corp.	5,155	268,630
Prysmian SpA	2,968	110,118
Rockwell Automation, Inc.	1,064	274,055
Schneider Electric SE	6,235	872,459
Siemens Energy AG	4,907	92,316
Vestas Wind Systems A/S	11,576	336,775

		4,478,939

Industrial Conglomerates (0.7%)
3M Co.	5,100	611,592
CK Hutchison Holdings Ltd.	30,535	183,278
DCC plc	1,153	56,872
General Electric Co.	10,102	846,447
Hitachi Ltd.	11,130	567,440
Honeywell International, Inc.	6,207	1,330,160
Investment AB Latour, Class B	1,634	30,864
Jardine Cycle & Carriage Ltd.	1,135	24,235
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	66,300
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	511	26,010
Keppel Corp. Ltd.	15,985	86,644
Lifco AB, Class B	2,572	42,925
Melrose Industries plc	45,058	73,266
Siemens AG (Registered)	8,791	1,219,955
Smiths Group plc	4,083	78,904
Toshiba Corp.	4,430	155,374

		5,400,266

Machinery (1.3%)
Alfa Laval AB	3,261	94,097
Alstom SA (x)	3,698	90,333
Atlas Copco AB, Class A	30,864	364,103
Atlas Copco AB, Class B	17,756	189,048
Caterpillar, Inc.	4,864	1,165,220
CNH Industrial NV	11,758	188,355
Cummins, Inc.	1,299	314,735
Daifuku Co. Ltd.	1,197	56,366
Daimler Truck Holding AG*	5,251	162,698
Deere & Co.	2,563	1,098,912
Dover Corp.	1,322	179,012
Epiroc AB, Class A	7,572	137,764
Epiroc AB, Class B	4,303	69,133
FANUC Corp.	2,212	334,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Fortive Corp.	3,277	$210,547
GEA Group AG	1,816	74,258
Hitachi Construction Machinery Co. Ltd.	1,187	26,763
Hoshizaki Corp.	1,200	42,563
Husqvarna AB, Class B	4,617	32,353
IDEX Corp.	695	158,689
Illinois Tool Works, Inc.	2,596	571,899
Indutrade AB	3,074	62,188
Ingersoll Rand, Inc.	3,714	194,056
Knorr-Bremse AG	876	47,861
Komatsu Ltd.	10,625	232,837
Kone OYJ, Class B	3,961	204,794
Kubota Corp. (x)	11,668	161,542
Kurita Water Industries Ltd.	1,225	50,964
Makita Corp.	2,472	58,014
Minebea Mitsumi, Inc.	4,006	60,163
MISUMI Group, Inc.	3,333	73,116
Mitsubishi Heavy Industries Ltd.	3,668	146,284
NGK Insulators Ltd.	2,513	32,130
Nordson Corp.	498	118,385
Otis Worldwide Corp.	3,871	303,138
PACCAR, Inc.	3,203	317,001
Parker-Hannifin Corp.	1,183	344,253
Pentair plc	1,515	68,145
Rational AG	59	35,052
Sandvik AB	12,275	221,624
Schindler Holding AG	477	89,710
Schindler Holding AG (Registered)	274	49,428
SKF AB, Class B	4,218	64,332
SMC Corp.	663	280,780
Snap-on, Inc.	491	112,189
Spirax-Sarco Engineering plc	849	108,952
Stanley Black & Decker, Inc.	1,361	102,238
Techtronic Industries Co. Ltd.	15,652	174,659
Toyota Industries Corp.	1,700	93,782
VAT Group AG (m)	313	85,574
Volvo AB, Class A	2,209	41,937
Volvo AB, Class B	17,340	313,204
Wartsila OYJ Abp	5,224	43,998
Westinghouse Air Brake Technologies Corp.	1,675	167,182
Xylem, Inc.	1,660	183,546
Yaskawa Electric Corp.	2,808	90,398

		10,294,615

Marine (0.1%)
AP Moller - Maersk A/S, Class A	37	81,864
AP Moller - Maersk A/S, Class B	58	130,414
Kuehne + Nagel International AG (Registered)	641	149,184
Mitsui OSK Lines Ltd. (x)	4,024	100,876
Nippon Yusen KK (x)	5,550	131,519
SITC International Holdings Co. Ltd.	14,800	32,916
ZIM Integrated Shipping Services Ltd. (x)	944	16,227

		643,000

Professional Services (0.5%)
Adecco Group AG (Registered)	1,818	59,889
Bureau Veritas SA	3,450	90,886
CoStar Group, Inc.*	3,647	281,840
Equifax, Inc.	1,128	219,238
Experian plc	10,628	361,435
Intertek Group plc	1,861	90,759
Jacobs Solutions, Inc.	1,175	141,082
Leidos Holdings, Inc.	1,257	132,224
Nihon M&A Center Holdings, Inc.	3,342	41,482
Persol Holdings Co. Ltd.	1,959	42,213
Randstad NV	1,411	86,033
Recruit Holdings Co. Ltd.	16,565	527,217
RELX plc (London Stock Exchange)	13,652	377,625
RELX plc (Turquoise Stock Exchange)	8,483	234,644
Robert Half International, Inc.	1,009	74,495
SGS SA (Registered)	75	174,390
Teleperformance	682	162,582
Verisk Analytics, Inc.	1,446	255,103
Wolters Kluwer NV	3,049	319,069

		3,672,206

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,314	51,589
Central Japan Railway Co.	1,674	206,699
CSX Corp.	19,727	611,143
East Japan Railway Co.	3,522	201,809
Grab Holdings Ltd., Class A*	14,769	47,556
Hankyu Hanshin Holdings, Inc.	2,689	80,318
JB Hunt Transport Services, Inc.	765	133,385
Keio Corp.	1,273	46,947
Keisei Electric Railway Co. Ltd.	1,436	41,086
Kintetsu Group Holdings Co. Ltd.	2,039	67,661
MTR Corp. Ltd.	17,024	90,186
Norfolk Southern Corp.	2,164	533,253
Odakyu Electric Railway Co. Ltd.	3,253	42,410
Old Dominion Freight Line, Inc.	845	239,794
Tobu Railway Co. Ltd.	2,084	48,908
Tokyu Corp.	5,977	75,737
Union Pacific Corp.	5,753	1,191,274
West Japan Railway Co.	2,503	109,263

		3,819,018

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,606	93,662
Ashtead Group plc	5,117	291,989
Brenntag SE	1,771	113,215
Bunzl plc	3,862	128,817
Fastenal Co.	5,294	250,512
IMCD NV	663	94,498
ITOCHU Corp. (x)	13,659	431,501
Marubeni Corp.	17,768	205,109
Mitsubishi Corp.	14,549	474,805
Mitsui & Co. Ltd.	16,469	483,504
MonotaRO Co. Ltd.	2,766	39,138
Reece Ltd.	2,544	24,509
Sumitomo Corp.	12,812	214,379
Toyota Tsusho Corp.	2,490	92,682
United Rentals, Inc.*	645	229,246
WW Grainger, Inc.	417	231,956

		3,399,522

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	863	108,361
Aeroports de Paris*	363	48,649
Auckland International Airport Ltd.*	13,814	68,498
Getlink SE	4,855	77,826
Transurban Group	34,932	308,709

		612,043

Total Industrials		50,465,873

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Information Technology (11.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,270	$275,464
Cisco Systems, Inc.	38,150	1,817,466
F5, Inc.*	549	78,787
Juniper Networks, Inc.	2,972	94,985
Motorola Solutions, Inc.	1,538	396,358
Nokia OYJ	62,180	288,008
Telefonaktiebolaget LM Ericsson, Class B	32,848	191,708

		3,142,776

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,480	417,247
Azbil Corp.	1,362	34,507
CDW Corp.	1,246	222,511
Corning, Inc.	7,009	223,867
Halma plc	4,370	104,289
Hamamatsu Photonics KK	1,663	80,083
Hexagon AB, Class B	22,365	233,620
Hirose Electric Co. Ltd.	363	45,914
Ibiden Co. Ltd.	1,307	47,653
Keyence Corp.	2,236	876,068
Keysight Technologies, Inc.*	1,658	283,634
Kyocera Corp.	3,738	186,615
Murata Manufacturing Co. Ltd.	6,596	331,107
Omron Corp.	2,134	104,147
Shimadzu Corp.	2,752	78,530
TDK Corp.	4,438	146,592
TE Connectivity Ltd.	2,946	338,201
Teledyne Technologies, Inc.*	432	172,761
Trimble, Inc.*	2,281	115,327
Venture Corp. Ltd.	3,000	38,211
Yokogawa Electric Corp.	2,519	40,403
Zebra Technologies Corp., Class A*	477	122,308

		4,243,595

IT Services (2.0%)
Accenture plc, Class A	5,828	1,555,143
Adyen NV (m)*	252	347,550
Akamai Technologies, Inc.*	1,464	123,415
Amadeus IT Group SA*	5,225	271,545
Automatic Data Processing, Inc.	3,828	914,356
Bechtle AG	904	31,992
Broadridge Financial Solutions, Inc.	1,080	144,860
Capgemini SE	1,892	315,844
Cognizant Technology Solutions Corp., Class A	4,770	272,796
Computershare Ltd.	6,148	109,670
DXC Technology Co.*	2,117	56,100
Edenred	2,855	155,496
EPAM Systems, Inc.*	529	173,374
Fidelity National Information Services, Inc.	5,601	380,028
Fiserv, Inc.*	5,892	595,504
FleetCor Technologies, Inc.*	691	126,923
Fujitsu Ltd.	2,279	305,887
Gartner, Inc.*	729	245,046
Global Payments, Inc.	2,553	253,564
GMO Payment Gateway, Inc.	477	39,689
International Business Machines Corp.	8,321	1,172,346
Itochu Techno-Solutions Corp.	1,059	24,772
Jack Henry & Associates, Inc.	671	117,801
Mastercard, Inc., Class A	7,861	2,733,506
NEC Corp.	2,835	100,124
Nexi SpA (m)*	6,782	53,476
Nomura Research Institute Ltd.	3,908	92,757
NTT Data Corp.	7,294	107,376
Obic Co. Ltd.	804	118,909
Otsuka Corp.	1,258	39,828
Paychex, Inc.	2,951	341,018
PayPal Holdings, Inc.*	10,654	758,778
SCSK Corp.	1,724	26,286
TIS, Inc.	2,639	69,977
VeriSign, Inc.*	860	176,678
Visa, Inc., Class A	15,063	3,129,489
Wix.com Ltd.*	676	51,937
Worldline SA (m)*	2,749	107,496

		15,641,336

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	14,872	963,259
Advantest Corp.	2,232	144,219
Analog Devices, Inc.	4,789	785,540
Applied Materials, Inc.	8,014	780,403
ASM International NV	555	140,000
ASML Holding NV	4,671	2,519,036
Broadcom, Inc.	3,721	2,080,523
Disco Corp.	340	97,798
Enphase Energy, Inc.*	1,248	330,670
First Solar, Inc.*	917	137,357
Infineon Technologies AG	14,961	455,306
Intel Corp.	37,828	999,794
KLA Corp.	1,307	492,778
Lam Research Corp.	1,262	530,419
Lasertec Corp.	869	143,984
Microchip Technology, Inc.	5,090	357,572
Micron Technology, Inc.	10,163	507,947
Monolithic Power Systems, Inc.	410	144,980
NVIDIA Corp.	23,069	3,371,304
NXP Semiconductors NV	2,419	382,275
ON Semiconductor Corp.*	3,991	248,919
Qorvo, Inc.*	950	86,108
QUALCOMM, Inc.	10,346	1,137,439
Renesas Electronics Corp.*	13,267	119,640
Rohm Co. Ltd.	1,029	74,721
Skyworks Solutions, Inc.	1,478	134,690
SolarEdge Technologies, Inc.*	513	145,317
STMicroelectronics NV	7,812	275,916
SUMCO Corp. (x)	3,992	53,444
Teradyne, Inc.	1,444	126,133
Texas Instruments, Inc.	8,418	1,390,822
Tokyo Electron Ltd.	1,718	508,959
Tower Semiconductor Ltd.*	1,228	53,614

		19,720,886

Software (3.5%)
Adobe, Inc.*	4,312	1,451,117
ANSYS, Inc.*	802	193,755
Autodesk, Inc.*	2,002	374,114
AVEVA Group plc	1,460	56,712
Cadence Design Systems, Inc.*	2,523	405,295
Ceridian HCM Holding, Inc.*	1,410	90,451
Check Point Software Technologies Ltd.*	1,162	146,598
CyberArk Software Ltd.*	471	61,065
Dassault Systemes SE	7,710	276,440
Fortinet, Inc.*	6,029	294,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Gen Digital, Inc.	5,599	$119,987
Intuit, Inc.	2,599	1,011,583
Microsoft Corp.	68,709	16,477,792
Nemetschek SE	638	32,570
Nice Ltd.*	745	144,499
Oracle Corp.	471	30,577
Oracle Corp. (Moscow Stock Exchange)	13,994	1,143,870
Paycom Software, Inc.*	448	139,019
PTC, Inc.*	974	116,919
Roper Technologies, Inc.	977	422,152
Sage Group plc (The)	11,706	105,517
Salesforce, Inc.*	9,167	1,215,452
SAP SE	11,999	1,238,065
ServiceNow, Inc.*	1,861	722,570
Synopsys, Inc.*	1,409	449,880
Temenos AG (Registered)	796	43,680
Trend Micro, Inc. (x)*	1,561	73,031
Tyler Technologies, Inc.*	383	123,483
WiseTech Global Ltd.	1,747	60,364
Xero Ltd.*	1,553	74,301

		27,095,616

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	138,331	17,973,347
Brother Industries Ltd.	2,604	39,822
Canon, Inc. (x)	11,561	251,542
FUJIFILM Holdings Corp.	4,172	210,603
Hewlett Packard Enterprise Co.	11,970	191,041
HP, Inc.	8,384	225,278
Logitech International SA (Registered)	1,989	122,741
NetApp, Inc.	2,024	121,561
Ricoh Co. Ltd.	6,456	49,537
Seagate Technology Holdings plc	1,799	94,645
Seiko Epson Corp.	3,087	45,303
Western Digital Corp.*	2,885	91,022

		19,416,442

Total Information Technology		89,260,651

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	6,014	852,350
Air Products and Chemicals, Inc.	2,044	630,083
Akzo Nobel NV	2,128	142,507
Albemarle Corp.	1,079	233,992
Arkema SA	727	65,277
Asahi Kasei Corp.	13,845	99,312
BASF SE	10,623	527,519
Celanese Corp.	918	93,856
CF Industries Holdings, Inc.	1,835	156,342
Chr Hansen Holding A/S	1,229	88,405
Clariant AG (Registered)*	2,381	37,724
Corteva, Inc.	6,620	389,124
Covestro AG (m)	2,244	87,796
Croda International plc	1,655	132,134
Dow, Inc.	6,616	333,380
DuPont de Nemours, Inc.	4,614	316,659
Eastman Chemical Co.	1,131	92,109
Ecolab, Inc.	2,284	332,459
EMS-Chemie Holding AG (Registered)	84	56,869
Evonik Industries AG	2,314	44,425
FMC Corp.	1,160	144,768
Givaudan SA (Registered)	108	330,897
ICL Group Ltd.	7,794	56,442
International Flavors & Fragrances, Inc.	2,348	246,164
Johnson Matthey plc	2,135	54,900
JSR Corp.	2,036	40,149
Koninklijke DSM NV	2,031	248,498
Linde plc	4,592	1,497,819
LyondellBasell Industries NV, Class A	2,344	194,622
Mitsubishi Chemical Group Corp.	14,130	73,718
Mitsui Chemicals, Inc.	2,032	46,062
Mosaic Co. (The)	3,180	139,507
Nippon Paint Holdings Co. Ltd. (x)	9,191	72,763
Nippon Sanso Holdings Corp.	1,949	28,454
Nissan Chemical Corp.	1,449	63,816
Nitto Denko Corp.	1,645	95,887
Novozymes A/S, Class B	2,340	118,536
OCI NV	1,186	42,428
Orica Ltd.	5,113	52,427
PPG Industries, Inc.	2,165	272,227
Sherwin-Williams Co. (The)	2,173	515,718
Shin-Etsu Chemical Co. Ltd.	4,309	532,715
Sika AG (Registered)	1,682	403,287
Solvay SA	871	88,071
Sumitomo Chemical Co. Ltd.	16,442	59,384
Symrise AG	1,559	169,637
Toray Industries, Inc.	15,304	85,895
Tosoh Corp.	2,870	34,333
Umicore SA	2,499	91,808
Yara International ASA	1,925	84,610

		10,597,864

Construction Materials (0.1%)
CRH plc	8,739	346,216
HeidelbergCement AG	1,734	98,896
Holcim AG*	6,355	329,073
James Hardie Industries plc (CHDI)	5,110	91,849
Martin Marietta Materials, Inc.	575	194,333
Vulcan Materials Co.	1,224	214,335

		1,274,702

Containers & Packaging (0.1%)
Amcor plc	13,844	164,882
Avery Dennison Corp.	749	135,569
Ball Corp.	2,895	148,050
International Paper Co.	3,335	115,491
Packaging Corp. of America	863	110,386
Sealed Air Corp.	1,337	66,690
SIG Group AG*	3,440	75,151
Smurfit Kappa Group plc	2,841	105,102
Westrock Co.	2,342	82,345

		1,003,666

Metals & Mining (1.0%)
Anglo American plc	14,666	573,846
Antofagasta plc	4,352	81,314
ArcelorMittal SA	5,992	157,627
BHP Group Ltd. (ASE Stock Exchange)	34,900	1,084,245
BHP Group Ltd. (London Stock Exchange)	23,309	724,211
BlueScope Steel Ltd.	5,191	59,518
Boliden AB	3,145	117,920
Fortescue Metals Group Ltd.	19,458	271,716
Freeport-McMoRan, Inc.	13,174	500,612
Glencore plc	112,160	749,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
IGO Ltd.	7,831	$71,765
JFE Holdings, Inc.	5,424	63,481
Mineral Resources Ltd.	1,996	104,913
Newcrest Mining Ltd.	9,933	139,586
Newmont Corp.	7,312	345,126
Nippon Steel Corp.	9,091	158,767
Norsk Hydro ASA	14,842	111,079
Northern Star Resources Ltd.	13,112	97,397
Nucor Corp.	2,412	317,926
Pilbara Minerals Ltd.*	29,151	74,428
Rio Tinto Ltd.	4,295	340,412
Rio Tinto plc	12,921	905,697
South32 Ltd.	51,589	140,498
Steel Dynamics, Inc.	1,543	150,751
Sumitomo Metal Mining Co. Ltd.	2,848	101,364
voestalpine AG	1,280	33,953

		7,477,183

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,056	41,887
Mondi plc	5,626	95,868
Oji Holdings Corp.	8,955	36,232
Stora Enso OYJ, Class R	6,168	86,823
Svenska Cellulosa AB SCA, Class B	6,686	84,545
UPM-Kymmene OYJ	6,177	230,963

		576,318

Total Materials		20,929,733

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,368	199,277
American Tower Corp. (REIT)	4,289	908,668
AvalonBay Communities, Inc. (REIT)	1,288	208,038
Boston Properties, Inc. (REIT)	1,314	88,800
British Land Co. plc (The) (REIT)	9,716	46,409
Camden Property Trust (REIT)	981	109,754
CapitaLand Ascendas REIT (REIT)	37,018	75,727
CapitaLand Integrated Commercial Trust (REIT)	59,500	90,623
Covivio (REIT)	574	34,071
Crown Castle, Inc. (REIT)	3,989	541,068
Daiwa House REIT Investment Corp. (REIT)	28	62,597
Dexus (REIT)	11,870	62,633
Digital Realty Trust, Inc. (REIT)	2,647	265,415
Equinix, Inc. (REIT)	839	549,570
Equity Residential (REIT)	3,118	183,962
Essex Property Trust, Inc. (REIT)	600	127,152
Extra Space Storage, Inc. (REIT)	1,234	181,620
Federal Realty Investment Trust (REIT)	670	67,697
Gecina SA (REIT)	552	56,223
GLP J-REIT (REIT)	53	61,101
Goodman Group (REIT)	19,447	229,855
GPT Group (The) (REIT)	21,140	60,451
Healthpeak Properties, Inc. (REIT)	4,971	124,623
Host Hotels & Resorts, Inc. (REIT)	6,586	105,705
Invitation Homes, Inc. (REIT)	5,342	158,337
Iron Mountain, Inc. (REIT)	2,678	133,498
Japan Metropolitan Fund Invest (REIT)	85	67,811
Japan Real Estate Investment Corp. (REIT)	15	65,948
Kimco Realty Corp. (REIT)	5,698	120,684
Klepierre SA (REIT)*	2,454	56,557
Land Securities Group plc (REIT)	7,773	58,394
Link REIT (REIT)	23,748	174,335
Mapletree Logistics Trust (REIT)	34,339	40,764
Mapletree Pan Asia Commercial Trust (REIT)	23,800	29,674
Mid-America Apartment Communities, Inc. (REIT)	1,063	166,880
Mirvac Group (REIT)	43,512	63,102
Nippon Building Fund, Inc. (REIT) (x)	18	80,646
Nippon Prologis REIT, Inc. (REIT)	25	58,766
Nomura Real Estate Master Fund, Inc. (REIT)	53	65,826
Prologis, Inc. (REIT)	8,505	958,769
Public Storage (REIT)	1,456	407,957
Realty Income Corp. (REIT)	5,689	360,853
Regency Centers Corp. (REIT)	1,418	88,625
SBA Communications Corp. (REIT)	994	278,628
Scentre Group (REIT)	57,282	112,321
Segro plc (REIT)	13,744	126,878
Simon Property Group, Inc. (REIT)	3,015	354,202
Stockland (REIT)	26,345	65,111
UDR, Inc. (REIT)	2,813	108,947
Unibail-Rodamco-Westfield (REIT)*	1,419	73,867
Ventas, Inc. (REIT)	3,682	165,874
VICI Properties, Inc. (REIT)	8,872	287,453
Vicinity Ltd. (REIT)	42,704	58,150
Vornado Realty Trust (REIT)	1,484	30,882
Warehouses De Pauw CVA (REIT)	1,858	53,104
Welltower, Inc. (REIT)	4,269	279,833
Weyerhaeuser Co. (REIT)	6,820	211,420

		9,805,135

Real Estate Management & Development (0.3%)
Aroundtown SA	11,025	25,763
Azrieli Group Ltd.	535	35,602
Capitaland Investment Ltd.	29,042	80,227
CBRE Group, Inc., Class A*	2,958	227,648
City Developments Ltd.	4,506	27,687
CK Asset Holdings Ltd.	22,985	141,495
Daito Trust Construction Co. Ltd.	723	74,592
Daiwa House Industry Co. Ltd.	6,966	161,305
ESR Group Ltd. (m)	21,900	45,958
Fastighets AB Balder, Class B*	6,966	32,391
Hang Lung Properties Ltd.	22,269	43,537
Henderson Land Development Co. Ltd.	15,985	55,806
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	30,808
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	23,198
Hulic Co. Ltd. (x)	4,186	33,172
LEG Immobilien SE	854	55,636
Lendlease Corp. Ltd.	7,599	40,562
Mitsubishi Estate Co. Ltd.	13,455	175,415
Mitsui Fudosan Co. Ltd.	10,347	190,557
New World Development Co. Ltd.	16,993	47,896
Nomura Real Estate Holdings, Inc.	1,336	28,809
Sagax AB, Class B	2,142	48,547
Sino Land Co. Ltd.	36,700	45,890
Sumitomo Realty & Development Co. Ltd.	3,615	85,968
Sun Hung Kai Properties Ltd.	16,306	223,111
Swire Pacific Ltd., Class A	5,457	48,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Swire Properties Ltd.	12,896	$32,779
Swiss Prime Site AG (Registered)	890	77,146
UOL Group Ltd.	5,226	26,220
Vonovia SE	8,148	192,059
Wharf Real Estate Investment Co. Ltd.	18,412	107,328

		2,465,142

Total Real Estate		12,270,277

Utilities (2.0%)
Electric Utilities (1.2%)
Acciona SA	303	55,755
Alliant Energy Corp.	2,311	127,590
American Electric Power Co., Inc.	4,733	449,398
BKW AG	243	33,245
Chubu Electric Power Co., Inc.	7,110	73,787
CK Infrastructure Holdings Ltd.	6,519	34,117
CLP Holdings Ltd.	18,681	136,300
Constellation Energy Corp.	3,011	259,578
Duke Energy Corp.	7,093	730,508
Edison International	3,514	223,561
EDP - Energias de Portugal SA	31,897	158,975
Electricite de France SA	6,698	86,039
Elia Group SA/NV	391	55,583
Endesa SA	3,505	66,165
Enel SpA	93,456	503,201
Entergy Corp.	1,874	210,825
Evergy, Inc.	2,114	133,034
Eversource Energy	3,191	267,533
Exelon Corp.	9,137	394,993
FirstEnergy Corp.	5,001	209,742
Fortum OYJ	4,901	81,527
HK Electric Investments & HK Electric Investments Ltd. (m)	29,833	19,760
Iberdrola SA	69,449	812,555
Kansai Electric Power Co., Inc. (The)	7,770	75,723
Mercury NZ Ltd.	7,517	26,535
NextEra Energy, Inc.	18,101	1,513,244
NRG Energy, Inc.	2,166	68,922
Origin Energy Ltd.	19,650	103,284
Orsted A/S (m)	2,185	198,565
PG&E Corp.*	14,832	241,168
Pinnacle West Capital Corp.	1,041	79,158
Power Assets Holdings Ltd.	15,292	83,753
PPL Corp.	6,782	198,170
Red Electrica Corp. SA	4,541	79,038
Southern Co. (The)	9,793	699,318
SSE plc	12,275	254,058
Terna - Rete Elettrica Nazionale	15,527	114,684
Tokyo Electric Power Co. Holdings, Inc.*	16,848	61,107
Verbund AG	799	67,269
Xcel Energy, Inc.	5,039	353,284

		9,341,051

Gas Utilities (0.1%)
APA Group	13,021	95,391
Atmos Energy Corp.	1,288	144,346
Enagas SA(x)	2,746	45,635
Hong Kong & China Gas Co. Ltd.	123,534	117,434
Naturgy Energy Group SA	1,637	42,599
Osaka Gas Co. Ltd.	4,138	67,159
Snam SpA	22,254	107,841
Tokyo Gas Co. Ltd.	4,467	87,986

		708,391

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,153	176,960
Corp. ACCIONA Energias Renovables SA	757	29,285
EDP Renovaveis SA	3,385	74,571
Meridian Energy Ltd.	14,138	47,036
RWE AG	7,448	331,585

		659,437

Multi-Utilities (0.5%)
Ameren Corp.	2,380	211,630
CenterPoint Energy, Inc.	5,799	173,912
CMS Energy Corp.	2,673	169,281
Consolidated Edison, Inc.	3,266	311,282
Dominion Energy, Inc.	7,669	470,263
DTE Energy Co.	1,785	209,791
E.ON SE	25,797	257,753
Engie SA	20,987	300,769
National Grid plc	42,056	507,114
NiSource, Inc.	3,740	102,551
Public Service Enterprise Group, Inc.	4,595	281,536
Sempra Energy	2,896	447,548
Veolia Environnement SA	7,638	196,226
WEC Energy Group, Inc.	2,906	272,466

		3,912,122

Water Utilities (0.1%)
American Water Works Co., Inc.	1,675	255,304
Severn Trent plc	2,927	93,808
United Utilities Group plc	7,525	90,191

		439,303

Total Utilities		15,060,304

Total Common Stocks (60.2%) (Cost $335,838,234)		461,369,472

EXCHANGE TRADED FUND (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust (x)	67,292	29,796,225

Total Exchange Traded Fund (3.9%) (Cost $22,799,170)		29,796,225

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB 2.500%, 2/13/24	$295,000	288,497
3.250%, 11/16/28	745,000	717,663
FHLMC 2.750%, 6/19/23	1,485,000	1,470,286
FNMA 2.875%, 9/12/23	1,692,000	1,669,639
1.875%, 9/24/26	1,297,000	1,197,174

Total U.S. Government Agency Securities		5,343,259

U.S. Treasury Obligations (31.2%)
U.S. Treasury Bonds 6.125%, 11/15/27	4,431,200	4,839,789
U.S. Treasury Notes 0.250%, 9/30/23	4,787,800	4,631,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.750%, 11/15/23	$1,029,600	$1,012,057
2.125%, 11/30/23	2,112,000	2,063,052
2.250%, 12/31/23	5,004,500	4,883,374
2.500%, 1/31/24	989,100	965,961
2.125%, 3/31/24	1,643,000	1,592,141
2.250%, 4/30/24	1,313,000	1,271,725
2.000%, 5/31/24	4,685,400	4,515,366
2.375%, 8/15/24	5,477,000	5,286,850
2.250%, 11/15/24	2,629,300	2,526,545
2.000%, 2/15/25	11,889,500	11,319,434
0.500%, 3/31/25	2,907,000	2,672,571
2.125%, 5/15/25	6,405,600	6,093,286
0.250%, 7/31/25	5,820,700	5,256,821
0.250%, 8/31/25	4,564,000	4,109,210
0.250%, 9/30/25	2,489,600	2,237,343
2.250%, 11/15/25	1,027,500	973,554
0.375%, 12/31/25	2,383,100	2,131,373
0.375%, 1/31/26	4,578,300	4,078,104
1.625%, 2/15/26	5,790,500	5,362,239
0.500%, 2/28/26	2,080,300	1,856,041
0.750%, 4/30/26	2,137,700	1,913,229
0.750%, 5/31/26	4,226,400	3,773,987
0.750%, 8/31/26	4,529,600	4,015,749
0.875%, 9/30/26	46,067,500	40,961,392
2.000%, 11/15/26	12,962,400	11,999,654
1.250%, 12/31/26	4,064,300	3,644,256
1.500%, 1/31/27	3,846,200	3,477,181
2.250%, 2/15/27	4,750,400	4,425,620
1.875%, 2/28/27	3,489,800	3,200,826
2.375%, 5/15/27	10,030,500	9,363,694
3.250%, 6/30/27	7,648,500	7,407,119
2.250%, 8/15/27	5,434,100	5,034,096
4.125%, 10/31/27	2,266,200	2,277,815
2.250%, 11/15/27	12,465,600	11,502,912
2.750%, 2/15/28	1,064,000	1,002,038
2.875%, 5/15/28	1,186,000	1,121,487
3.125%, 11/15/28	1,160,900	1,109,246
2.625%, 2/15/29	1,585,100	1,468,702
2.375%, 5/15/29	4,216,300	3,841,754
1.625%, 8/15/29	2,150,000	1,869,558
1.750%, 11/15/29	1,913,800	1,673,768
1.500%, 2/15/30	1,323,900	1,130,672
0.625%, 5/15/30	2,574,800	2,042,882
0.625%, 8/15/30	2,614,600	2,063,686
1.625%, 5/15/31	3,247,100	2,740,723
1.250%, 8/15/31	15,571,900	12,678,934
1.375%, 11/15/31	2,185,600	1,785,294
1.875%, 2/15/32	4,910,800	4,178,334
2.875%, 5/15/32	4,634,000	4,285,414
2.750%, 8/15/32	2,982,400	2,723,788
4.125%, 11/15/32	934,600	956,265

Total U.S. Treasury Obligations		239,348,794

Total Long-Term Debt Securities (31.9%) (Cost $266,265,428)		244,692,053

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

Repurchase Agreements (2.1%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $3,001,427, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $3,061,455. (xx)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $11,961,625, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $12,195,166. (xx)	11,956,045	11,956,045
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,000,865, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,088,829. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		15,956,045

Total Short-Term Investments (2.3%) (Cost $17,956,045)		17,956,045

Total Investments in Securities (98.3%) (Cost $642,858,877)		753,813,795
Other Assets Less Liabilities (1.7%)		12,918,391

Net Assets (100%)		$766,732,186

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $2,410,636 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $25,958,100. This was collateralized by $8,831,377 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 1/19/23 – 2/15/52 and by cash of $17,956,045 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.8%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.3
France	2.4
Germany	1.7
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.7
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.1
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.7
Switzerland	1.3
United Arab Emirates	0.0	#
United Kingdom	2.7
United States	78.0
Cash and Other	1.7

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	17	3/2023	EUR	688,781	(18,593)
FTSE 100 Index	4	3/2023	GBP	361,041	(1,642)
MSCI EAFE E-Mini Index	7	3/2023	USD	682,290	(6,446)
Russell 2000 E-Mini Index	335	3/2023	USD	29,662,575	(1,017,926)
S&P 500 E-Mini Index	6	3/2023	USD	1,158,300	(7,317)

					(1,051,924)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
SPI 200 Index	(33)	3/2023	AUD	(3,927,415)	72,430
TOPIX Index	(17)	3/2023	JPY	(2,450,129)	4,710
U.S. Treasury 2 Year Note	(134)	3/2023	USD	(27,480,469)	(24,503)
U.S. Treasury 5 Year Note	(36)	3/2023	USD	(3,885,469)	1,736
U.S. Treasury 10 Year Note	(259)	3/2023	USD	(29,084,891)	218,934

					273,307

					(778,617)

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,275,994	USD	1,519,332	JPMorgan Chase Bank	1/18/2023	23,885
USD	3,299,773	GBP	2,722,181	Bank of America	1/18/2023	7,503
AUD	8,540,163	USD	5,763,858	BNP Paribas	1/19/2023	54,474
AUD	24,698,840	USD	15,671,167	Citibank NA	1/19/2023	1,155,919
AUD	715,700	USD	483,980	JPMorgan Chase Bank	1/19/2023	3,619
NZD	8,012,058	USD	4,941,901	Morgan Stanley	2/2/2023	147,274
USD	899,103	NZD	1,393,405	HSBC Bank plc	2/2/2023	14,026
USD	399,079	NZD	626,256	JPMorgan Chase Bank	2/2/2023	1,288
NOK	21,039,541	USD	2,128,104	Citibank NA	2/3/2023	22,274
JPY	449,260,626	USD	3,341,434	BNP Paribas	2/9/2023	98,763
JPY	2,207,932,318	USD	15,992,011	Citibank NA	2/9/2023	915,152
JPY	128,368,657	USD	978,948	HSBC Bank plc	2/9/2023	4,030
EUR	2,373,557	USD	2,547,641	Citibank NA	2/27/2023	2,658
EUR	2,509,820	USD	2,649,220	HSBC Bank plc	2/27/2023	47,488

Total unrealized appreciation						2,498,353

GBP	5,308,527	USD	6,592,956	HSBC Bank plc	1/18/2023	(172,697)
USD	17,677,524	GBP	14,843,512	Bank of America	1/18/2023	(274,574)
USD	1,775,232	GBP	1,477,348	HSBC Bank plc	1/18/2023	(11,508)
AUD	5,571,071	USD	3,820,804	Bank of America	1/19/2023	(25,286)
USD	8,803,799	AUD	13,225,511	HSBC Bank plc	1/19/2023	(206,616)
USD	2,829,625	NZD	4,547,416	Goldman Sachs Bank USA	2/2/2023	(58,846)
USD	1,310,753	NZD	2,071,237	JPMorgan Chase Bank	2/2/2023	(4,875)
USD	2,209,431	NOK	22,127,891	JPMorgan Chase Bank	2/3/2023	(52,184)
USD	2,115,419	SEK	22,225,600	HSBC Bank plc	2/3/2023	(18,459)
USD	2,437,411	SEK	25,563,069	Morgan Stanley	2/3/2023	(16,896)
USD	2,846,180	JPY	387,358,134	Morgan Stanley	2/9/2023	(120,001)
USD	1,582,311	EUR	1,502,882	Bank of America	2/27/2023	(32,480)
USD	5,232,028	EUR	4,897,548	Morgan Stanley	2/27/2023	(30,205)
CHF	931,759	USD	1,014,869	Citibank NA	3/1/2023	(903)
CHF	2,378,912	USD	2,595,088	HSBC Bank plc	3/1/2023	(6,291)
USD	17,306,967	CHF	16,073,240	Morgan Stanley	3/1/2023	(184,371)

Total unrealized depreciation						(1,216,192)

Net unrealized appreciation						1,282,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,926,396	$7,154,963	$—		$29,081,359
Consumer Discretionary	29,149,118	18,162,152	—		47,311,270
Consumer Staples	21,512,652	17,147,847	—		38,660,499
Energy	15,674,694	8,123,146	—		23,797,840
Financials	34,726,496	30,570,723	—		65,297,219
Health Care	47,052,546	22,181,901	—	(b)	69,234,447
Industrials	25,970,021	24,495,852	—		50,465,873
Information Technology	76,672,581	12,588,070	—		89,260,651
Materials	8,135,325	12,794,408	—		20,929,733
Real Estate	8,032,647	4,237,630	—		12,270,277
Utilities	9,386,896	5,673,408	—		15,060,304
Exchange Traded Fund	29,796,225	—	—		29,796,225
Forward Currency Contracts	—	2,498,353	—		2,498,353
Futures	297,810	—	—		297,810
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	15,956,045	—		15,956,045
U.S. Government Agency Securities	—	5,343,259	—		5,343,259
U.S. Treasury Obligations	—	239,348,794	—		239,348,794

Total Assets	$330,333,407	$426,276,551	$—		$756,609,958

Liabilities:
Forward Currency Contracts	$—	$(1,216,192)	$—		$(1,216,192)
Futures	(1,076,427)	—	—		(1,076,427)

Total Liabilities	$(1,076,427)	$(1,216,192)	$—		$(2,292,619)

Total	$329,256,980	$425,060,359	$—		$754,317,339

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $29,674 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$220,670	*
Foreign exchange contracts	Receivables	2,498,353
Equity contracts	Receivables, Net assets - Unrealized appreciation	77,140	*

Total		$2,796,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(24,503	)*
Foreign exchange contracts	Payables	(1,216,192)
Equity contracts	Payables, Net assets - Unrealized depreciation	(1,051,924	)*

Total		$(2,292,619)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$5,022,555	$—	$5,022,555
Foreign exchange contracts	—	(5,473,825)	(5,473,825)
Equity contracts	(13,706,798)	—	(13,706,798)

Total	$(8,684,243)	$(5,473,825)	$(14,158,068)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$192,458	$—	$192,458
Foreign exchange contracts	—	2,400,948	2,400,948
Equity contracts	(2,467,998)	—	(2,467,998)

Total	$(2,275,540)	$2,400,948	$125,408

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $214,877,000 and futures contracts with an average notional balance of approximately $134,312,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$7,503	$(7,503)	$—	$—
BNP Paribas	153,237	—	—	153,237
Citibank NA	2,096,003	(903)	—	2,095,100
HSBC Bank plc	65,544	(65,544)	—	—
JPMorgan Chase Bank	28,792	(28,792)	—	—
Morgan Stanley	147,274	(147,274)	—	—

Total	$2,498,353	$(250,016)	$—	$2,248,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$332,340	$(7,503)	$—	$324,837
Citibank NA	903	(903)	—	—
Goldman Sachs Bank USA	58,846	—	—	58,846
HSBC Bank plc	415,571	(65,544)	—	350,027
JPMorgan Chase Bank	57,059	(28,792)	—	28,267
Morgan Stanley	351,473	(147,274)	—	204,199

Total	$1,216,192	$(250,016)	$—	$966,176

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,089,932
Long-term U.S. government debt securities	68,155,012

$127,244,944

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,241,716
Long-term U.S. government debt securities	71,561,212

$110,802,928

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,803,478
Aggregate gross unrealized depreciation	(59,103,501)

Net unrealized appreciation	$109,699,977

Federal income tax cost of investments in securities and derivative instruments, if applicable	$644,617,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $626,902,832)	$737,857,750
Repurchase Agreements (Cost $15,956,045)	15,956,045
Cash	12,253,051
Foreign cash (Cost $727,591)	695,163
Cash held as collateral at broker for futures	10,600,000
Receivable for securities sold	10,289,174
Unrealized appreciation on forward foreign currency contracts	2,498,353
Dividends, interest and other receivables	1,948,015
Receivable for Portfolio shares sold	23,072
Securities lending income receivable	8,916
Other assets	7,537

Total assets	792,137,076

LIABILITIES
Payable for return of collateral on securities loaned	17,956,045
Payable for securities purchased	5,250,828
Unrealized depreciation on forward foreign currency contracts	1,216,192
Investment management fees payable	465,592
Distribution fees payable – Class IB	165,287
Payable for Portfolio shares redeemed	109,726
Due to broker for futures variation margin	86,904
Administrative fees payable	85,934
Accrued expenses	68,382

Total liabilities	25,404,890

NET ASSETS	$766,732,186

Net assets were comprised of:
Paid in capital	$761,729,224
Total distributable earnings (loss)	5,002,962

Net assets	$766,732,186

Class IB
Net asset value, offering and redemption price per share, $766,732,186 / 73,410,569 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.44

(x)	Includes value of securities on loan of $25,958,100.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $489,391 foreign withholding tax)	$11,116,710
Interest	3,827,937
Securities lending (net)	125,381

Total income	15,070,028

EXPENSES
Investment management fees	6,076,995
Distribution fees – Class IB	2,036,743
Administrative fees	1,004,754
Custodian fees	130,000
Professional fees	92,763
Printing and mailing expenses	38,783
Trustees’ fees	26,417
Miscellaneous	27,216

Gross expenses	9,433,671
Less: Waiver from investment manager	(78,596)

Net expenses	9,355,075

NET INVESTMENT INCOME (LOSS)	5,714,953

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,023,488
Futures contracts	(8,684,243)
Forward foreign currency contracts	(5,473,825)
Foreign currency transactions	(303,054)

Net realized gain (loss)	(12,437,634)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(138,800,918)
Futures contracts	(2,275,540)
Forward foreign currency contracts	2,400,948
Foreign currency translations	(53,118)

Net change in unrealized appreciation (depreciation)	(138,728,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(151,166,262)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,451,309)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,714,953	$3,557,673
Net realized gain (loss)	(12,437,634)	53,686,446
Net change in unrealized appreciation (depreciation)	(138,728,628)	61,427,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,451,309)	118,671,637

Distributions to shareholders:
Class IB	(67,202,022)	(18,493,016)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,387,954 and 3,362,603 shares, respectively ]	50,762,623	44,703,532
Capital shares issued in reinvestment of dividends and distributions [ 6,621,870 and 1,388,921 shares, respectively ]	67,202,022	18,493,016
Capital shares repurchased [ (5,894,547) and (3,018,071) shares, respectively ]	(66,440,615)	(39,246,974)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	51,524,030	23,949,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	(161,129,301)	124,128,195
NET ASSETS:
Beginning of year	927,861,487	803,733,292

End of year	$766,732,186	$927,861,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.59		$12.07		$11.82		$10.19		$11.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.05		0.06		0.13		0.11
Net realized and unrealized gain (loss)	(2.23)		1.74		0.38		1.68		(0.87)

Total from investment operations	(2.15)		1.79		0.44		1.81		(0.76)

Less distributions:
Dividends from net investment income	—		(0.07)		(0.12)		(0.10)		(0.11)
Distributions from net realized gains	(1.00)		(0.20)		(0.07)		(0.08)		(0.06)

Total dividends and distributions	(1.00)		(0.27)		(0.19)		(0.18)		(0.17)

Net asset value, end of year	$10.44		$13.59		$12.07		$11.82		$10.19

Total return	(15.59)%		14.94%		3.73%		17.80%		(6.92)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$766,732		$927,861		$803,733		$767,339		$602,294
Ratio of expenses to average net assets:
After waivers (f)	1.15	%(j)	1.14	%(j)	1.17	%(k)	1.17	%(k)	1.16	%(k)
Before waivers (f)	1.16%		1.14%		1.17%		1.17%		1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.70%		0.41%		0.56%		1.17%		0.99%
Before waivers (f)	0.69%		0.41%		0.56%		1.17%		0.99%
Portfolio turnover rate^	14%		31%		17%		5%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	(14.63)%	1.72%	4.44%
EQ/AB Dynamic Moderate Growth Index	(12.86)	4.53	6.41
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.63)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/AB Dynamic Moderate Growth Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (12.86)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	An overweight cash position contributed to performance.

•	Country selection within international equities added to relative performance.

What hurt performance during the year:

•	An underweight to fixed income relative to the benchmark detracted from Portfolio performance.

•	An underweight to international large cap equities, particularly during the fourth quarter of 2022, detracted from performance.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

Our outlook for equities remains constructive over the medium term. Fundamentals point to below-trend yet positive economic growth, which could help support moderation in historically high inflation. However, tighter financial conditions may to persist for some time, sustaining volatility across risk assets, though supply and demand imbalances appear to us to be improving. Historically, risk assets have been resilient during hiking cycles, which have typically coincided with a strong economic backdrop. However, with inflation stubbornly high across major economies, uncertainty about terminal policy rates continues to drive asset price volatility and the path to a “soft landing” appears narrow. For these reasons, the team maintained an underweight allocation to U.S. and developed-international equities at period end.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	4.02
Weighted Average Coupon (%)	2.16
Weighted Average Effective Duration (Years)*	3.72
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	35.5%
Information Technology	10.7
Health Care	8.6
Financials	8.3
Industrials	6.5
Consumer Discretionary	5.9
Consumer Staples	4.9
Communication Services	3.6
Energy	3.0
Materials	2.7
U.S. Government Agency Securities	2.7
Utilities	1.9
Real Estate	1.5
Repurchase Agreements	0.3
Investment Company	0.0 #
Cash and Other	3.9

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,001.60	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.49	5.77

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	122,003	$2,246,075
Bezeq The Israeli Telecommunication Corp. Ltd.	52,275	90,254
BT Group plc	175,161	237,278
Cellnex Telecom SA (m)	13,697	453,348
Deutsche Telekom AG (Registered)	81,688	1,629,761
Elisa OYJ	3,648	193,141
HKT Trust & HKT Ltd.	92,168	113,004
Infrastrutture Wireless Italiane SpA (m)	8,190	82,532
Koninklijke KPN NV	82,363	254,798
Lumen Technologies, Inc.	16,307	85,123
Nippon Telegraph & Telephone Corp.	30,124	863,506
Orange SA	50,281	499,534
Singapore Telecommunications Ltd.	208,109	400,090
Spark New Zealand Ltd.	47,169	161,717
Swisscom AG (Registered)	661	362,151
Telecom Italia SpA*	242,840	56,227
Telefonica Deutschland Holding AG	25,372	62,548
Telefonica SA	130,348	472,312
Telenor ASA	17,635	164,887
Telia Co. AB	66,279	169,336
Telstra Group Ltd.	100,991	274,351
United Internet AG (Registered)	2,364	47,802
Verizon Communications, Inc.	71,902	2,832,939

		11,752,714

Entertainment (0.7%)
Activision Blizzard, Inc.	12,188	932,991
Bollore SE	21,550	120,416
Capcom Co. Ltd.	4,382	140,569
Electronic Arts, Inc.	4,522	552,498
Embracer Group AB (x)*	15,584	70,626
Koei Tecmo Holdings Co. Ltd.	2,966	54,059
Konami Group Corp.	2,403	109,310
Live Nation Entertainment, Inc.*	2,432	169,608
Netflix, Inc.*	7,614	2,245,216
Nexon Co. Ltd. (x)	11,996	270,742
Nintendo Co. Ltd.	27,821	1,172,705
Sea Ltd. (ADR)*	9,107	473,837
Square Enix Holdings Co. Ltd.	2,229	104,113
Take-Two Interactive Software, Inc.*	2,682	279,277
Toho Co. Ltd.	2,817	109,040
Ubisoft Entertainment SA*	2,384	67,397
Universal Music Group NV	18,382	442,929
Walt Disney Co. (The)*	31,212	2,711,698
Warner Bros Discovery, Inc.*	37,821	358,543

		10,385,574

Interactive Media & Services (1.4%)
Adevinta ASA*	7,102	47,555
Alphabet, Inc., Class A*	102,656	9,057,339
Alphabet, Inc., Class C*	91,798	8,145,236
Auto Trader Group plc (m)	23,170	144,427
Kakaku.com, Inc.	3,209	51,641
Match Group, Inc.*	4,844	200,978
Meta Platforms, Inc., Class A*	39,047	4,698,916
REA Group Ltd.	1,351	101,917
Scout24 SE (m)	2,037	102,331
SEEK Ltd.	8,535	121,742
Z Holdings Corp.	67,305	170,263

		22,842,345

Media (0.4%)
Charter Communications, Inc., Class A*	1,898	643,612
Comcast Corp., Class A	75,396	2,636,598
CyberAgent, Inc.	10,603	94,364
Dentsu Group, Inc.(x)	5,405	170,708
DISH Network Corp., Class A(x)*	4,297	60,330
Fox Corp., Class A	5,247	159,351
Fox Corp., Class B	2,409	68,536
Hakuhodo DY Holdings, Inc.	5,646	57,217
Informa plc	36,546	273,753
Interpublic Group of Cos., Inc. (The)	6,694	222,977
News Corp., Class A	6,601	120,138
News Corp., Class B	2,045	37,710
Omnicom Group, Inc.	3,507	286,066
Paramount Global, Class B (x)	8,645	145,928
Pearson plc	16,325	185,361
Publicis Groupe SA	5,749	365,672
Vivendi SE	17,774	169,599
WPP plc	27,229	269,998

		5,967,918

Wireless Telecommunication Services (0.4%)
KDDI Corp.	40,651	1,233,407
SoftBank Corp.	72,390	820,758
SoftBank Group Corp.	30,397	1,307,229
Tele2 AB, Class B	14,001	114,183
T-Mobile US, Inc.*	10,306	1,442,840
Vodafone Group plc	661,645	673,832

		5,592,249

Total Communication Services		56,540,800

Consumer Discretionary (5.9%)
Auto Components (0.2%)
Aisin Corp.	3,716	99,950
Aptiv plc*	4,638	431,937
BorgWarner, Inc.	4,054	163,174
Bridgestone Corp. (x)	14,390	514,352
Cie Generale des Etablissements Michelin SCA	17,128	476,426
Continental AG	2,832	169,704
Denso Corp.	10,923	543,986
Koito Manufacturing Co. Ltd.	5,332	80,728
Sumitomo Electric Industries Ltd.	17,625	202,048
Valeo	5,086	90,920

		2,773,225

Automobiles (1.1%)
Bayerische Motoren Werke AG	8,345	744,826
Bayerische Motoren Werke AG (Preference) (q)	1,543	131,393
Dr Ing hc F Porsche AG (Preference) (q)*	2,883	292,409
Ferrari NV	3,177	680,844
Ford Motor Co.	67,616	786,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
General Motors Co.	24,963	$839,755
Honda Motor Co. Ltd.	41,088	949,244
Isuzu Motors Ltd.	14,538	171,368
Mazda Motor Corp.	13,805	105,715
Mercedes-Benz Group AG	20,223	1,329,169
Nissan Motor Co. Ltd.	57,880	184,392
Porsche Automobil Holding SE (Preference) (q)	3,868	212,159
Renault SA*	4,863	162,805
Stellantis NV (Euronext Paris)	44,032	625,469
Stellantis NV (Italian Stock Exchange)	11,432	162,317
Subaru Corp.	15,342	237,015
Suzuki Motor Corp.	9,373	305,030
Tesla, Inc.*	45,601	5,617,131
Toyota Motor Corp.	267,271	3,691,166
Volkswagen AG	763	120,594
Volkswagen AG (Preference) (q)	4,678	582,981
Volvo Car AB, Class B (x)*	14,699	66,742
Yamaha Motor Co. Ltd. (x)	7,478	171,508

		18,170,406

Distributors (0.1%)
D’ieteren Group	647	124,110
Genuine Parts Co.	2,421	420,068
LKQ Corp.	4,462	238,315
Pool Corp.	678	204,980

		987,473

Diversified Consumer Services (0.0%)†
IDP Education Ltd. (x)	5,341	98,838

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	4,362	109,028
Aristocrat Leisure Ltd.	15,112	314,020
Booking Holdings, Inc.*	680	1,370,390
Caesars Entertainment, Inc.*	3,671	152,714
Carnival Corp. (x)*	16,899	136,206
Chipotle Mexican Grill, Inc.*	476	660,445
Compass Group plc	44,479	1,031,095
Darden Restaurants, Inc.	2,098	290,216
Domino’s Pizza, Inc.	615	213,036
Entain plc	14,871	237,583
Evolution AB (m)	4,625	450,052
Expedia Group, Inc.*	2,603	228,023
Flutter Entertainment plc*	4,210	575,943
Galaxy Entertainment Group Ltd.	54,977	363,440
Genting Singapore Ltd.	146,650	104,562
Hilton Worldwide Holdings, Inc.	4,696	593,387
InterContinental Hotels Group plc	4,642	266,231
La Francaise des Jeux SAEM (m)	2,720	109,419
Las Vegas Sands Corp.*	5,625	270,394
Lottery Corp. Ltd. (The)*	56,096	171,104
Marriott International, Inc., Class A	4,723	703,208
McDonald’s Corp.	12,596	3,319,424
McDonald’s Holdings Co. Japan Ltd. (x)	2,267	86,282
MGM Resorts International	5,586	187,299
Norwegian Cruise Line Holdings Ltd. (x)*	7,214	88,299
Oriental Land Co. Ltd.	5,042	736,092
Royal Caribbean Cruises Ltd.*	3,755	185,610
Sands China Ltd.*	59,153	196,281
Sodexo SA	2,275	217,908
Starbucks Corp.	19,644	1,948,685
Whitbread plc	5,068	157,463
Wynn Resorts Ltd.*	1,771	146,054
Yum! Brands, Inc.	4,871	623,878

		16,243,771

Household Durables (0.4%)
Barratt Developments plc	24,915	119,520
Berkeley Group Holdings plc	2,830	129,087
DR Horton, Inc.	5,413	482,515
Electrolux AB, Class B (x)	5,496	74,148
Garmin Ltd.	2,641	243,738
Iida Group Holdings Co. Ltd.	3,556	54,218
Lennar Corp., Class A	4,365	395,032
Mohawk Industries, Inc.*	902	92,202
Newell Brands, Inc.	6,443	84,274
NVR, Inc.*	53	244,467
Open House Group Co. Ltd.	2,025	74,371
Panasonic Holdings Corp.	55,664	471,006
Persimmon plc	7,954	117,027
PulteGroup, Inc.	3,963	180,435
SEB SA	680	56,959
Sekisui Chemical Co. Ltd.	9,101	127,944
Sekisui House Ltd.	15,530	276,130
Sharp Corp. (x)	5,320	38,307
Sony Group Corp.	31,783	2,430,223
Taylor Wimpey plc	89,016	109,392
Whirlpool Corp.	933	131,982

		5,932,977

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	151,745	12,746,580
Delivery Hero SE (m)*	4,285	205,401
eBay, Inc.	9,405	390,025
Etsy, Inc.*	2,167	259,563
Just Eat Takeaway.com NV (m)*	4,627	97,821
Prosus NV*	20,905	1,442,247
Rakuten Group, Inc. (x)*	21,124	95,930
Zalando SE (m)*	5,720	202,732
ZOZO, Inc.	3,225	80,109

		15,520,408

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,079	321,753
Hasbro, Inc.	2,222	135,564
Shimano, Inc.	1,859	296,329
Yamaha Corp.	3,600	134,959

		888,605

Multiline Retail (0.2%)
Dollar General Corp.	3,886	956,927
Dollar Tree, Inc.*	3,614	511,164
Next plc	3,220	226,017
Pan Pacific International Holdings Corp.	9,674	180,816
Target Corp.	7,939	1,183,229
Wesfarmers Ltd.	28,584	893,474

		3,951,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Specialty Retail (1.0%)
Advance Auto Parts, Inc.	1,038	$152,617
AutoZone, Inc.*	334	823,704
Bath & Body Works, Inc.	3,908	164,683
Best Buy Co., Inc.	3,431	275,201
CarMax, Inc.*	2,725	165,925
Fast Retailing Co. Ltd.	1,471	902,618
H & M Hennes & Mauritz AB, Class B (x)	18,406	197,980
Hikari Tsushin, Inc.	511	72,499
Home Depot, Inc. (The)	17,596	5,557,873
Industria de Diseno Textil SA	27,492	731,306
JD Sports Fashion plc	62,855	95,860
Kingfisher plc	49,385	140,961
Lowe’s Cos., Inc.	10,942	2,180,084
Nitori Holdings Co. Ltd.	2,035	264,376
O’Reilly Automotive, Inc.*	1,092	921,681
Ross Stores, Inc.	5,991	695,375
TJX Cos., Inc. (The)	20,059	1,596,697
Tractor Supply Co.	1,900	427,443
Ulta Beauty, Inc.*	887	416,065
USS Co. Ltd.	5,182	82,721

		15,865,669

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	4,358	594,604
Burberry Group plc	9,869	242,202
Cie Financiere Richemont SA (Registered)	13,156	1,705,947
Hermes International	799	1,235,893
Kering SA	1,888	960,990
LVMH Moet Hennessy Louis Vuitton SE	6,929	5,042,919
Moncler SpA	5,215	276,329
NIKE, Inc., Class B	21,634	2,531,394
Pandora A/S	2,329	163,641
Puma SE	2,646	160,598
Ralph Lauren Corp.	734	77,562
Swatch Group AG (The)	747	212,471
Swatch Group AG (The) (Registered)	1,399	72,685
Tapestry, Inc.	4,311	164,163
VF Corp.	5,653	156,079

		13,597,477

Total Consumer Discretionary		94,030,476

Consumer Staples (4.9%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	21,891	1,318,587
Asahi Group Holdings Ltd. (x)	11,570	363,127
Brown-Forman Corp., Class B	3,130	205,578
Budweiser Brewing Co. APAC Ltd. (m)	41,580	130,779
Carlsberg A/S, Class B	2,467	327,854
Coca-Cola Co. (The)	66,637	4,238,780
Coca-Cola Europacific Partners plc	5,202	287,775
Coca-Cola HBC AG*	5,122	122,173
Constellation Brands, Inc., Class A	2,728	632,214
Davide Campari-Milano NV	12,739	129,328
Diageo plc	57,388	2,532,342
Heineken Holding NV	2,559	197,365
Heineken NV	6,533	614,567
Ito En Ltd.	1,423	51,937
Keurig Dr Pepper, Inc.	14,546	518,710
Kirin Holdings Co. Ltd. (x)	20,625	316,038
Molson Coors Beverage Co., Class B	3,222	165,997
Monster Beverage Corp.*	6,585	668,575
PepsiCo, Inc.	23,628	4,268,634
Pernod Ricard SA	5,224	1,027,536
Remy Cointreau SA	583	98,354
Suntory Beverage & Food Ltd.	3,453	118,398
Treasury Wine Estates Ltd.	18,192	168,574

		18,503,222

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	16,401	347,790
Carrefour SA	15,053	252,015
Coles Group Ltd.	33,380	379,992
Costco Wholesale Corp.	7,584	3,462,096
Endeavour Group Ltd.	33,853	147,973
HelloFresh SE*	4,161	91,444
J Sainsbury plc	42,635	112,210
Jeronimo Martins SGPS SA	7,130	154,020
Kesko OYJ, Class B	6,899	152,279
Kobe Bussan Co. Ltd.	3,712	107,197
Koninklijke Ahold Delhaize NV	26,356	757,231
Kroger Co. (The)	11,148	496,978
Ocado Group plc*	14,392	107,318
Seven & i Holdings Co. Ltd.	18,990	818,984
Sysco Corp.	8,722	666,797
Tesco plc	187,358	507,828
Walgreens Boots Alliance, Inc.	12,281	458,818
Walmart, Inc.	24,404	3,460,243
Welcia Holdings Co. Ltd.	2,468	57,826
Woolworths Group Ltd.	30,594	699,052

		13,238,091

Food Products (1.2%)
Ajinomoto Co., Inc.	11,542	354,509
Archer-Daniels-Midland Co.	9,597	891,081
Associated British Foods plc	8,970	170,906
Barry Callebaut AG (Registered)	90	178,024
Campbell Soup Co.	3,447	195,617
Chocoladefabriken Lindt & Spruengli AG	27	275,358
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	308,225
Conagra Brands, Inc.	8,219	318,075
Danone SA	16,181	852,710
General Mills, Inc.	10,199	855,186
Hershey Co. (The)	2,515	582,399
Hormel Foods Corp.	4,954	225,655
J M Smucker Co. (The)	1,824	289,031
JDE Peet’s NV	2,610	75,490
Kellogg Co.	4,367	311,105
Kerry Group plc (London Stock Exchange), Class A	1,182	107,548
Kerry Group plc (Turquoise Stock Exchange), Class A	2,848	256,818
Kikkoman Corp.	3,672	194,176
Kraft Heinz Co. (The)	13,637	555,162
Lamb Weston Holdings, Inc.	2,460	219,826
McCormick & Co., Inc. (Non-Voting)	4,288	355,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Meiji Holdings Co. Ltd.	2,825	$145,082
Mondelez International, Inc., Class A	23,465	1,563,942
Mowi ASA	10,204	174,150
Nestle SA (Registered)	69,309	8,030,894
Nisshin Seifun Group, Inc.	4,803	60,495
Nissin Foods Holdings Co. Ltd.	1,616	128,305
Orkla ASA	18,304	132,542
Salmar ASA	1,681	66,027
Tyson Foods, Inc., Class A	4,958	308,636
WH Group Ltd. (m)	202,856	117,990
Wilmar International Ltd.	48,415	150,732
Yakult Honsha Co. Ltd.	3,254	212,239

		18,663,367

Household Products (0.7%)
Church & Dwight Co., Inc.	4,158	335,176
Clorox Co. (The)	2,108	295,816
Colgate-Palmolive Co.	14,280	1,125,121
Essity AB, Class B	15,271	399,964
Henkel AG & Co. KGaA	2,608	168,202
Henkel AG & Co. KGaA (Preference) (q)	4,498	313,064
Kimberly-Clark Corp.	5,780	784,635
Procter & Gamble Co. (The)	40,911	6,200,471
Reckitt Benckiser Group plc	18,035	1,254,568
Unicharm Corp.	10,225	394,852

		11,271,869

Personal Products (0.5%)
Beiersdorf AG	2,556	293,307
Estee Lauder Cos., Inc. (The), Class A	3,969	984,749
Haleon plc*	128,006	506,583
Kao Corp. (x)	11,972	479,373
Kobayashi Pharmaceutical Co. Ltd.	1,363	93,781
Kose Corp. (x)	878	96,470
L’Oreal SA	6,088	2,174,038
Shiseido Co. Ltd. (x)	10,132	499,575
Unilever plc (Cboe Europe)	59,243	2,972,339
Unilever plc (London Stock Exchange)	4,907	248,089

		8,348,304

Tobacco (0.5%)
Altria Group, Inc.	30,831	1,409,285
British American Tobacco plc	53,867	2,136,995
Imperial Brands plc	22,756	569,750
Japan Tobacco, Inc. (x)	30,244	613,222
Philip Morris International, Inc.	26,540	2,686,114

		7,415,366

Total Consumer Staples		77,440,219

Energy (3.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	17,322	511,519
Halliburton Co.	15,527	610,987
Schlumberger Ltd.	24,215	1,294,534
Tenaris SA	11,874	206,991

		2,624,031

Oil, Gas & Consumable Fuels (2.8%)
Aker BP ASA	7,933	246,246
Ampol Ltd.	6,032	116,143
APA Corp.	5,590	260,941
BP plc	474,215	2,722,612
Chevron Corp.	30,832	5,534,036
ConocoPhillips	21,795	2,571,810
Coterra Energy, Inc.	13,621	334,668
Devon Energy Corp.	11,210	689,527
Diamondback Energy, Inc.	3,043	416,222
ENEOS Holdings, Inc.	76,514	261,188
Eni SpA	62,929	894,976
EOG Resources, Inc.	10,033	1,299,474
EQT Corp.	6,333	214,245
Equinor ASA	24,010	862,192
Exxon Mobil Corp.	71,353	7,870,236
Galp Energia SGPS SA, Class B	12,636	170,565
Hess Corp.	4,771	676,623
Idemitsu Kosan Co. Ltd.	5,224	122,201
Inpex Corp.	26,211	278,806
Kinder Morgan, Inc.	33,944	613,708
Marathon Oil Corp.	11,600	314,012
Marathon Petroleum Corp.	8,537	993,621
Neste OYJ	10,663	491,039
Occidental Petroleum Corp.	12,758	803,626
OMV AG	3,776	194,421
ONEOK, Inc.	7,650	502,605
Phillips 66	8,236	857,203
Pioneer Natural Resources Co.	4,086	933,202
Repsol SA	34,774	552,774
Santos Ltd.	79,367	385,824
Shell plc	183,084	5,148,355
Targa Resources Corp.	3,878	285,033
TotalEnergies SE	62,710	3,937,052
Valero Energy Corp.	6,745	855,671
Washington H Soul Pattinson & Co. Ltd.	5,545	104,425
Williams Cos., Inc. (The)	20,862	686,360
Woodside Energy Group Ltd. (ASE Stock Exchange)	38,605	931,504
Woodside Energy Group Ltd. (London Stock Exchange)	9,250	222,527

		44,355,673

Total Energy		46,979,704

Financials (8.3%)
Banks (3.5%)
ABN AMRO Bank NV (CVA) (m)	9,907	137,069
AIB Group plc	26,951	104,321
ANZ Group Holdings Ltd.*	75,355	1,213,887
Banco Bilbao Vizcaya Argentaria SA	152,915	922,217
Banco Santander SA	423,269	1,269,780
Bank Hapoalim BM	31,318	283,037
Bank Leumi Le-Israel BM	38,492	321,470
Bank of America Corp.	119,685	3,963,967
Bank of Ireland Group plc	26,975	256,991
Banque Cantonale Vaudoise (Registered)	760	72,947
Barclays plc	405,131	776,404
BNP Paribas SA	27,998	1,595,927
BOC Hong Kong Holdings Ltd.	93,263	317,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CaixaBank SA	110,538	$434,491
Chiba Bank Ltd. (The)	12,903	94,580
Citigroup, Inc.	33,158	1,499,736
Citizens Financial Group, Inc.	8,485	334,054
Comerica, Inc.	2,239	149,677
Commerzbank AG*	26,257	248,352
Commonwealth Bank of Australia	42,884	2,995,671
Concordia Financial Group Ltd.	26,435	110,784
Credit Agricole SA	30,166	317,455
Danske Bank A/S	17,198	339,910
DBS Group Holdings Ltd.	45,651	1,156,101
DNB Bank ASA	23,488	466,197
Erste Group Bank AG	8,704	278,584
Fifth Third Bancorp	11,748	385,452
FinecoBank Banca Fineco SpA	15,377	255,464
First Republic Bank	3,128	381,272
Hang Seng Bank Ltd.	19,187	319,068
HSBC Holdings plc	503,254	3,137,565
Huntington Bancshares, Inc.	24,691	348,143
ING Groep NV	94,945	1,157,407
Intesa Sanpaolo SpA	421,052	936,586
Israel Discount Bank Ltd., Class A	30,513	160,680
Japan Post Bank Co. Ltd.	9,985	85,821
JPMorgan Chase & Co.	50,208	6,732,893
KBC Group NV	6,373	409,864
KeyCorp	15,967	278,145
Lloyds Banking Group plc	1,718,888	943,642
M&T Bank Corp.	3,007	436,195
Mediobanca Banca di Credito Finanziario SpA	15,255	146,706
Mitsubishi UFJ Financial Group, Inc.	301,271	2,040,764
Mizrahi Tefahot Bank Ltd.	3,920	127,181
Mizuho Financial Group, Inc.	60,796	859,779
National Australia Bank Ltd.	79,796	1,633,133
NatWest Group plc	133,451	427,862
Nordea Bank Abp (Aquis Stock Exchange)	1,774	19,047
Nordea Bank Abp (Turquoise Stock Exchange)	82,779	885,950
Oversea-Chinese Banking Corp. Ltd.	85,340	776,050
PNC Financial Services Group, Inc. (The)	7,022	1,109,055
Regions Financial Corp.	15,997	344,895
Resona Holdings, Inc.	54,460	300,103
Shizuoka Financial Group, Inc.	10,861	87,308
Signature Bank	1,077	124,092
Skandinaviska Enskilda Banken AB, Class A	40,726	468,151
Societe Generale SA	20,349	511,455
Standard Chartered plc	62,898	473,276
Sumitomo Mitsui Financial Group, Inc.	32,914	1,328,197
Sumitomo Mitsui Trust Holdings, Inc.	8,547	298,793
SVB Financial Group*	1,012	232,902
Svenska Handelsbanken AB, Class A	36,367	366,289
Swedbank AB, Class A	22,824	387,806
Truist Financial Corp.	22,708	977,125
UniCredit SpA	48,417	687,861
United Overseas Bank Ltd.	29,743	681,731
US Bancorp	23,148	1,009,484
Wells Fargo & Co.	64,940	2,681,373
Westpac Banking Corp.	88,239	1,402,810
Zions Bancorp NA	2,576	126,636

		56,145,449

Capital Markets (1.7%)
3i Group plc	24,033	389,769
abrdn plc	53,147	121,597
Ameriprise Financial, Inc.	1,852	576,657
Amundi SA (m)	1,573	89,242
ASX Ltd.	4,904	227,111
Bank of New York Mellon Corp. (The)	12,590	573,097
BlackRock, Inc.	2,582	1,829,683
Cboe Global Markets, Inc.	1,816	227,854
Charles Schwab Corp. (The)	26,142	2,176,583
CME Group, Inc.	6,154	1,034,857
Credit Suisse Group AG (Registered) (x)	109,457	327,193
Daiwa Securities Group, Inc.	33,620	149,348
Deutsche Bank AG (Registered)	52,088	590,361
Deutsche Boerse AG	4,789	827,399
EQT AB (x)	7,619	161,071
Euronext NV (m)	2,216	164,056
FactSet Research Systems, Inc.	651	261,188
Franklin Resources, Inc.	4,863	128,286
Futu Holdings Ltd. (ADR) (x)*	1,559	63,373
Goldman Sachs Group, Inc. (The)	5,845	2,007,056
Hargreaves Lansdown plc	8,669	89,733
Hong Kong Exchanges & Clearing Ltd.	30,356	1,311,397
Intercontinental Exchange, Inc.	9,561	980,863
Invesco Ltd.	7,788	140,106
Japan Exchange Group, Inc.	12,414	179,485
Julius Baer Group Ltd.	5,389	313,904
London Stock Exchange Group plc	8,295	715,615
Macquarie Group Ltd.	9,254	1,051,946
MarketAxess Holdings, Inc.	645	179,884
Moody’s Corp.	2,702	752,831
Morgan Stanley	22,926	1,949,169
MSCI, Inc.	1,379	641,469
Nasdaq, Inc.	5,803	356,014
Nomura Holdings, Inc.	73,345	273,060
Northern Trust Corp.	3,567	315,644
Partners Group Holding AG	572	505,283
Raymond James Financial, Inc.	3,325	355,276
S&P Global, Inc.	5,833	1,953,705
SBI Holdings, Inc.	6,116	117,296
Schroders plc	17,862	94,151
Singapore Exchange Ltd.	21,147	141,306
St James’s Place plc	13,558	179,481
State Street Corp.	6,293	488,148
T. Rowe Price Group, Inc.	3,864	421,408
UBS Group AG (Registered)	84,390	1,570,248

		27,003,203

Consumer Finance (0.2%)
American Express Co.	10,269	1,517,245
Capital One Financial Corp.	6,571	610,840
Discover Financial Services	4,676	457,453
Synchrony Financial	8,248	271,029

		2,856,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	30,900	$9,545,010
Eurazeo SE	1,075	66,858
EXOR NV*	2,776	202,958
Groupe Bruxelles Lambert NV	2,507	200,144
Industrivarden AB, Class A	3,376	82,015
Industrivarden AB, Class C	3,958	95,964
Investor AB, Class A (x)	12,412	230,580
Investor AB, Class B	45,918	829,748
Kinnevik AB, Class B*	5,901	80,981
L E Lundbergforetagen AB, Class B	1,978	84,182
M&G plc	61,207	139,002
Mitsubishi HC Capital, Inc.	16,009	79,167
ORIX Corp.	30,127	486,316
Sofina SA	398	87,594
Wendel SE	705	65,807

		12,276,326

Insurance (2.1%)
Admiral Group plc	4,639	119,850
Aegon NV	45,031	228,388
Aflac, Inc.	9,845	708,249
Ageas SA/NV	4,150	184,003
AIA Group Ltd.	300,321	3,339,700
Allianz SE (Registered)	10,295	2,213,975
Allstate Corp. (The)	4,628	627,557
American International Group, Inc.	13,018	823,258
Aon plc, Class A	3,611	1,083,805
Arch Capital Group Ltd.*	6,323	396,958
Arthur J Gallagher & Co.	3,601	678,932
Assicurazioni Generali SpA	27,995	497,906
Assurant, Inc.	911	113,930
Aviva plc	70,541	377,622
AXA SA	47,107	1,313,841
Baloise Holding AG (Registered)	1,179	181,953
Brown & Brown, Inc.	4,013	228,621
Chubb Ltd.	7,150	1,577,290
Cincinnati Financial Corp.	2,725	279,013
Dai-ichi Life Holdings, Inc.	24,709	563,690
Everest Re Group Ltd.	675	223,607
Gjensidige Forsikring ASA	5,036	98,799
Globe Life, Inc.	1,551	186,973
Hannover Rueck SE	1,530	303,810
Hartford Financial Services Group, Inc. (The)	5,532	419,492
Insurance Australia Group Ltd.	62,127	200,921
Japan Post Holdings Co. Ltd.	59,280	501,152
Japan Post Insurance Co. Ltd.	5,115	90,460
Legal & General Group plc	150,530	454,048
Lincoln National Corp.	2,652	81,469
Loews Corp.	3,423	199,664
Marsh & McLennan Cos., Inc.	8,544	1,413,861
Medibank Pvt Ltd.	67,118	134,807
MetLife, Inc.	11,470	830,084
MS&AD Insurance Group Holdings, Inc.	11,326	364,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,531	1,149,047
NN Group NV	7,052	288,063
Phoenix Group Holdings plc	18,491	136,051
Poste Italiane SpA (m)	12,732	124,378
Principal Financial Group, Inc.	3,968	332,995
Progressive Corp. (The)	10,014	1,298,916
Prudential Financial, Inc.	6,369	633,461
Prudential plc	69,291	944,499
QBE Insurance Group Ltd.	36,982	338,157
Sampo OYJ, Class A	12,092	631,920
Sompo Holdings, Inc.	7,958	355,333
Suncorp Group Ltd.	31,481	258,063
Swiss Life Holding AG (Registered)	777	400,664
Swiss Re AG	7,602	710,994
T&D Holdings, Inc.	13,360	193,620
Tokio Marine Holdings, Inc.	46,273	996,929
Travelers Cos., Inc. (The)	4,063	761,772
Tryg A/S	8,993	214,054
W R Berkley Corp.	3,497	253,777
Willis Towers Watson plc	1,883	460,544
Zurich Insurance Group AG	3,793	1,814,356

		33,339,812

Total Financials		131,621,357

Health Care (8.6%)
Biotechnology (1.1%)
AbbVie, Inc.	30,271	4,892,096
Amgen, Inc.	9,159	2,405,520
Argenx SE*	1,388	521,065
Biogen, Inc.*	2,485	688,146
CSL Ltd.	12,141	2,378,682
Genmab A/S*	1,659	702,355
Gilead Sciences, Inc.	21,458	1,842,169
Grifols SA*	7,269	83,802
Incyte Corp.*	3,160	253,811
Moderna, Inc.*	5,760	1,034,611
Regeneron Pharmaceuticals, Inc.*	1,836	1,324,656
Swedish Orphan Biovitrum AB*	4,167	86,137
Vertex Pharmaceuticals, Inc.*	4,391	1,268,033

		17,481,083

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	29,982	3,291,724
Alcon, Inc.	12,594	860,530
Align Technology, Inc.*	1,244	262,360
Asahi Intecc Co. Ltd.	5,494	90,590
Baxter International, Inc.	8,622	439,463
Becton Dickinson and Co.	4,883	1,241,747
BioMerieux	1,060	111,108
Boston Scientific Corp.*	24,510	1,134,078
Carl Zeiss Meditec AG	1,020	128,730
Cochlear Ltd.	1,672	232,366
Coloplast A/S, Class B	3,023	353,353
Cooper Cos., Inc. (The)	845	279,416
Demant A/S*	2,370	65,691
Dentsply Sirona, Inc.	3,688	117,426
Dexcom, Inc.*	6,721	761,086
DiaSorin SpA	653	91,150
Edwards Lifesciences Corp.*	10,613	791,836
EssilorLuxottica SA	7,330	1,327,611
Fisher & Paykel Healthcare Corp. Ltd.	14,551	208,788
Getinge AB, Class B	5,833	120,910
Hologic, Inc.*	4,274	319,738
Hoya Corp.	9,120	882,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
IDEXX Laboratories, Inc.*	1,426	$581,751
Intuitive Surgical, Inc.*	6,114	1,622,350
Koninklijke Philips NV	22,438	336,359
Medtronic plc	22,748	1,767,975
Olympus Corp.	30,776	551,548
ResMed, Inc.	2,507	521,782
Siemens Healthineers AG (m)	7,157	358,008
Smith & Nephew plc	21,734	291,525
Sonova Holding AG (Registered)	1,365	323,738
STERIS plc	1,712	316,189
Straumann Holding AG (Registered)	2,839	324,229
Stryker Corp.	5,765	1,409,485
Sysmex Corp.	4,241	258,454
Teleflex, Inc.	803	200,453
Terumo Corp.	16,271	464,425
Zimmer Biomet Holdings, Inc.	3,592	457,980

		22,898,835

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	2,661	440,954
Amplifon SpA	3,230	96,189
Cardinal Health, Inc.	4,664	358,522
Centene Corp.*	9,785	802,468
Cigna Corp.	5,224	1,730,920
CVS Health Corp.	22,476	2,094,538
DaVita, Inc.*	953	71,161
Elevance Health, Inc.	4,109	2,107,794
Fresenius Medical Care AG & Co. KGaA	5,243	171,570
Fresenius SE & Co. KGaA	10,741	301,815
HCA Healthcare, Inc.	3,686	884,493
Henry Schein, Inc.*	2,330	186,097
Humana, Inc.	2,167	1,109,916
Laboratory Corp. of America Holdings	1,548	364,523
McKesson Corp.	2,461	923,170
Molina Healthcare, Inc.*	995	328,569
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	1,996	312,254
Ramsay Health Care Ltd.	4,670	205,718
Sonic Healthcare Ltd.	11,536	235,393
UnitedHealth Group, Inc.	16,015	8,490,833
Universal Health Services, Inc., Class B	1,125	158,501

		21,375,398

Health Care Technology (0.0%)†
M3, Inc.	11,080	302,075

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	5,114	765,310
Bachem Holding AG, Class B	837	72,281
Bio-Rad Laboratories, Inc., Class A*	367	154,320
Bio-Techne Corp.	2,688	222,781
Charles River Laboratories International, Inc.*	871	189,791
Danaher Corp.	11,209	2,975,093
Eurofins Scientific SE	3,407	244,569
Illumina, Inc.*	2,690	543,918
IQVIA Holdings, Inc.*	3,193	654,214
Lonza Group AG (Registered)	1,877	919,774
Mettler-Toledo International, Inc.*	386	557,944
PerkinElmer, Inc.	2,161	303,015
QIAGEN NV*	5,735	288,596
Sartorius AG (Preference) (q)	613	242,395
Sartorius Stedim Biotech	705	228,287
Thermo Fisher Scientific, Inc.	6,708	3,694,028
Waters Corp.*	1,025	351,144
West Pharmaceutical Services, Inc.	1,268	298,424

		12,705,884

Pharmaceuticals (3.9%)
Astellas Pharma, Inc.	46,269	707,397
AstraZeneca plc	39,052	5,296,233
Bayer AG (Registered)	24,760	1,280,822
Bristol-Myers Squibb Co.	36,557	2,630,276
Catalent, Inc.*	3,068	138,091
Chugai Pharmaceutical Co. Ltd. (x)	16,958	435,192
Daiichi Sankyo Co. Ltd.	44,164	1,430,181
Eisai Co. Ltd.	6,344	420,742
Eli Lilly and Co.	13,502	4,939,572
GSK plc	102,509	1,781,593
Hikma Pharmaceuticals plc	4,231	79,386
Ipsen SA	968	104,138
Johnson & Johnson	45,014	7,951,723
Kyowa Kirin Co. Ltd.	6,769	155,763
Merck & Co., Inc.	43,371	4,812,012
Merck KGaA	3,258	630,893
Nippon Shinyaku Co. Ltd.	1,231	70,161
Novartis AG (Registered)	54,523	4,928,976
Novo Nordisk A/S, Class B	41,722	5,633,563
Ono Pharmaceutical Co. Ltd.	9,149	214,922
Organon & Co.	4,354	121,607
Orion OYJ, Class B	2,711	148,698
Otsuka Holdings Co. Ltd. (x)	9,803	321,563
Pfizer, Inc.	96,088	4,923,549
Recordati Industria Chimica e Farmaceutica SpA	2,660	110,337
Roche Holding AG	17,707	5,563,060
Roche Holding AG CHF 1	679	263,185
Sanofi	28,750	2,764,865
Shionogi & Co. Ltd.	6,737	338,082
Takeda Pharmaceutical Co. Ltd.	37,884	1,186,689
Teva Pharmaceutical Industries Ltd. (ADR)*	27,684	252,478
UCB SA	3,211	252,841
Viatris, Inc.	20,760	231,059
Zoetis, Inc.	8,015	1,174,598

		61,294,247

Total Health Care		136,057,522

Industrials (6.5%)
Aerospace & Defense (1.0%)
Airbus SE	14,898	1,770,499
BAE Systems plc	78,690	814,332
Boeing Co. (The)*	9,556	1,820,322
Dassault Aviation SA	640	108,381
Elbit Systems Ltd.	672	109,532
General Dynamics Corp.	3,850	955,224
Howmet Aerospace, Inc.	6,329	249,426
Huntington Ingalls Industries, Inc.	684	157,785
Kongsberg Gruppen ASA	2,206	93,583
L3Harris Technologies, Inc.	3,276	682,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	4,041	$1,965,906
MTU Aero Engines AG	1,358	293,932
Northrop Grumman Corp.	2,490	1,358,569
Raytheon Technologies Corp.	25,279	2,551,157
Rheinmetall AG	1,108	220,666
Rolls-Royce Holdings plc*	210,888	237,616
Safran SA	8,615	1,078,228
Singapore Technologies Engineering Ltd.	39,348	98,414
Textron, Inc.	3,621	256,367
Thales SA	2,722	347,612
TransDigm Group, Inc.	882	555,351

		15,724,998

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,121	194,199
Deutsche Post AG (Registered)	24,983	940,821
DSV A/S	4,718	744,701
Expeditors International of Washington, Inc.	2,800	290,976
FedEx Corp.	4,093	708,908
Nippon Express Holdings, Inc. (x)	1,957	112,433
SG Holdings Co. Ltd.	7,108	99,113
United Parcel Service, Inc., Class B	12,530	2,178,215
Yamato Holdings Co. Ltd.	7,081	112,603

		5,381,969

Airlines (0.1%)
Alaska Air Group, Inc.*	2,170	93,180
American Airlines Group, Inc.*	11,125	141,510
ANA Holdings, Inc.*	4,090	87,260
Delta Air Lines, Inc.*	10,977	360,704
Deutsche Lufthansa AG (Registered)*	14,567	121,082
Japan Airlines Co. Ltd.*	3,715	76,287
Qantas Airways Ltd.*	22,523	92,162
Singapore Airlines Ltd.	33,408	137,932
Southwest Airlines Co.*	10,158	342,020
United Airlines Holdings, Inc.*	5,594	210,894

		1,663,031

Building Products (0.4%)
A O Smith Corp.	2,199	125,871
AGC, Inc. (x)	4,946	165,633
Allegion plc	1,503	158,206
Assa Abloy AB, Class B	25,261	541,540
Carrier Global Corp.	14,408	594,330
Cie de Saint-Gobain	12,457	608,724
Daikin Industries Ltd.	6,280	966,595
Geberit AG (Registered)	905	426,245
Johnson Controls International plc	11,793	754,752
Kingspan Group plc	3,908	211,592
Lixil Corp.	7,014	106,942
Masco Corp.	3,861	180,193
Nibe Industrier AB, Class B	38,195	355,418
ROCKWOOL A/S, Class B	223	52,421
TOTO Ltd.	3,578	122,684
Trane Technologies plc	3,967	666,813
Xinyi Glass Holdings Ltd.	44,000	81,963

		6,119,922

Commercial Services & Supplies (0.2%)
Brambles Ltd.	34,953	287,239
Cintas Corp.	1,473	665,236
Copart, Inc.*	7,324	445,958
Dai Nippon Printing Co. Ltd.	5,559	112,248
Rentokil Initial plc	63,233	388,343
Republic Services, Inc.	3,516	453,529
Rollins, Inc.	3,962	144,772
Secom Co. Ltd.	5,345	307,203
Securitas AB, Class B	11,990	99,920
Toppan, Inc.	6,640	98,861
Waste Management, Inc.	6,440	1,010,307

		4,013,616

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	5,456	156,347
Bouygues SA	5,735	172,139
Eiffage SA	2,131	209,681
Ferrovial SA	12,356	323,652
Kajima Corp.	10,420	121,953
Obayashi Corp.	15,771	119,929
Quanta Services, Inc.	2,448	348,840
Shimizu Corp.	13,426	72,020
Skanska AB, Class B	8,598	135,955
Taisei Corp.	4,506	145,920
Vinci SA	13,555	1,353,633

		3,160,069

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	39,614	1,202,151
AMETEK, Inc.	3,930	549,100
Eaton Corp. plc	6,819	1,070,242
Emerson Electric Co.	10,123	972,415
Fuji Electric Co. Ltd.	3,267	125,214
Generac Holdings, Inc.*	1,093	110,021
Legrand SA	6,730	539,013
Mitsubishi Electric Corp.	48,704	487,448
Nidec Corp.	11,271	587,339
Prysmian SpA	6,508	241,459
Rockwell Automation, Inc.	1,976	508,958
Schneider Electric SE	13,674	1,913,392
Siemens Energy AG	11,061	208,092
Vestas Wind Systems A/S	25,452	740,463

		9,255,307

Industrial Conglomerates (0.7%)
3M Co.	9,478	1,136,602
CK Hutchison Holdings Ltd.	67,648	406,038
DCC plc	2,474	122,030
General Electric Co.	18,773	1,572,990
Hitachi Ltd.	24,411	1,244,544
Honeywell International, Inc.	11,534	2,471,736
Investment AB Latour, Class B	3,608	68,150
Jardine Cycle & Carriage Ltd.	2,490	53,169
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	139,791
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,334	67,901
Keppel Corp. Ltd.	35,925	194,726
Lifco AB, Class B	5,681	94,812
Melrose Industries plc	102,183	166,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	19,281	$2,675,685
Smiths Group plc	9,092	175,703
Toshiba Corp.	9,904	347,364

		10,937,394

Machinery (1.3%)
Alfa Laval AB	7,243	208,998
Alstom SA (x)	8,118	198,304
Atlas Copco AB, Class A	67,696	798,610
Atlas Copco AB, Class B	38,917	414,350
Caterpillar, Inc.	9,038	2,165,143
CNH Industrial NV	25,790	413,137
Cummins, Inc.	2,414	584,888
Daifuku Co. Ltd.	2,591	122,008
Daimler Truck Holding AG*	11,368	352,228
Deere & Co.	4,762	2,041,755
Dover Corp.	2,457	332,702
Epiroc AB, Class A	16,609	302,182
Epiroc AB, Class B	9,828	157,900
FANUC Corp.	4,835	730,739
Fortive Corp.	6,089	391,218
GEA Group AG	3,864	158,004
Hitachi Construction Machinery Co. Ltd.	2,769	62,431
Hoshizaki Corp.	2,760	97,895
Husqvarna AB, Class B	10,201	71,481
IDEX Corp.	1,292	295,002
Illinois Tool Works, Inc.	4,824	1,062,727
Indutrade AB	6,974	141,086
Ingersoll Rand, Inc.	6,902	360,630
Knorr-Bremse AG	1,842	100,639
Komatsu Ltd.	23,300	510,597
Kone OYJ, Class B	8,617	445,523
Kubota Corp. (x)	25,712	355,979
Kurita Water Industries Ltd.	2,688	111,829
Makita Corp.	5,547	130,180
Minebea Mitsumi, Inc.	9,090	136,516
MISUMI Group, Inc.	7,113	156,037
Mitsubishi Heavy Industries Ltd.	8,041	320,684
NGK Insulators Ltd.	5,752	73,544
Nordson Corp.	926	220,129
Otis Worldwide Corp.	7,194	563,362
PACCAR, Inc.	5,953	589,168
Parker-Hannifin Corp.	2,198	639,618
Pentair plc	2,815	126,619
Rational AG	134	79,609
Sandvik AB	26,909	485,839
Schindler Holding AG	1,044	196,346
Schindler Holding AG (Registered)	610	110,040
SKF AB, Class B	9,666	147,424
SMC Corp.	1,444	611,533
Snap-on, Inc.	912	208,383
Spirax-Sarco Engineering plc	1,874	240,491
Stanley Black & Decker, Inc.	2,530	190,054
Techtronic Industries Co. Ltd.	34,372	383,553
Toyota Industries Corp.	3,712	204,777
VAT Group AG (m)	696	190,287
Volvo AB, Class A	5,141	97,599
Volvo AB, Class B	38,032	686,955
Wartsila OYJ Abp	11,536	97,160
Westinghouse Air Brake Technologies Corp.	3,113	310,709
Xylem, Inc.	3,084	340,998
Yaskawa Electric Corp.	6,118	196,956

		20,722,555

Marine (0.1%)
AP Moller - Maersk A/S, Class A	80	177,002
AP Moller - Maersk A/S, Class B	129	290,059
Kuehne + Nagel International AG (Registered)	1,388	323,039
Mitsui OSK Lines Ltd. (x)	8,685	217,721
Nippon Yusen KK (x)	12,165	288,274
SITC International Holdings Co. Ltd.	32,000	71,171
ZIM Integrated Shipping Services Ltd. (x)	2,069	35,566

		1,402,832

Professional Services (0.5%)
Adecco Group AG (Registered)	4,029	132,724
Bureau Veritas SA	7,344	193,469
CoStar Group, Inc.*	6,778	523,804
Equifax, Inc.	2,096	407,379
Experian plc	23,202	789,048
Intertek Group plc	4,123	201,075
Jacobs Solutions, Inc.	2,184	262,233
Leidos Holdings, Inc.	2,337	245,829
Nihon M&A Center Holdings, Inc.	7,670	95,203
Persol Holdings Co. Ltd.	4,539	97,808
Randstad NV	3,005	183,223
Recruit Holdings Co. Ltd.	36,332	1,156,345
RELX plc (London Stock Exchange)	11,073	306,288
RELX plc (Turquoise Stock Exchange)	37,306	1,031,900
Robert Half International, Inc.	1,875	138,431
SGS SA (Registered)	161	374,358
Teleperformance	1,490	355,200
Verisk Analytics, Inc.	2,687	474,040
Wolters Kluwer NV	6,617	692,450

		7,660,807

Road & Rail (0.5%)
Aurizon Holdings Ltd.	44,860	113,925
Central Japan Railway Co.	3,644	449,947
CSX Corp.	36,659	1,135,696
East Japan Railway Co.	7,650	438,342
Grab Holdings Ltd., Class A*	32,370	104,231
Hankyu Hanshin Holdings, Inc.	5,742	171,508
JB Hunt Transport Services, Inc.	1,422	247,940
Keio Corp.	2,611	96,291
Keisei Electric Railway Co. Ltd.	3,208	91,786
Kintetsu Group Holdings Co. Ltd.	4,312	143,087
MTR Corp. Ltd.	38,193	202,331
Norfolk Southern Corp.	4,021	990,855
Odakyu Electric Railway Co. Ltd.	7,126	92,903
Old Dominion Freight Line, Inc.	1,569	445,251
Tobu Railway Co. Ltd.	4,748	111,428
Tokyu Corp.	13,101	166,009
Union Pacific Corp.	10,692	2,213,992
West Japan Railway Co.	5,553	242,404

		7,457,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	3,472	$202,487
Ashtead Group plc	11,159	636,760
Brenntag SE	3,906	249,700
Bunzl plc	8,516	284,051
Fastenal Co.	9,838	465,534
IMCD NV	1,458	207,809
ITOCHU Corp.	29,958	946,402
Marubeni Corp.	38,973	449,894
Mitsubishi Corp.	31,828	1,038,703
Mitsui & Co. Ltd.	36,122	1,060,485
MonotaRO Co. Ltd.	6,336	89,652
Reece Ltd.	5,577	53,729
Sumitomo Corp.	28,458	476,179
Toyota Tsusho Corp.	5,389	200,589
United Rentals, Inc.*	1,198	425,793
WW Grainger, Inc.	775	431,094

		7,218,861

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	1,903	238,948
Aeroports de Paris*	757	101,453
Auckland International Airport Ltd.*	31,548	156,433
Getlink SE	11,004	176,394
Transurban Group	77,489	684,804

		1,358,032

Total Industrials		102,077,319

Information Technology (10.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,219	511,976
Cisco Systems, Inc.	70,896	3,377,485
F5, Inc.*	1,020	146,380
Juniper Networks, Inc.	5,523	176,515
Motorola Solutions, Inc.	2,857	736,277
Nokia OYJ	136,384	631,709
Telefonaktiebolaget LM Ericsson, Class B	72,774	424,725

		6,005,067

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	10,183	775,334
Azbil Corp.	2,983	75,575
CDW Corp.	2,315	413,413
Corning, Inc.	13,025	416,019
Halma plc	9,615	229,459
Hamamatsu Photonics KK	3,583	172,543
Hexagon AB, Class B	49,055	512,417
Hirose Electric Co. Ltd.	758	95,876
Ibiden Co. Ltd.	2,905	105,916
Keyence Corp.	4,904	1,921,393
Keysight Technologies, Inc.*	3,081	527,067
Kyocera Corp.	8,110	404,882
Murata Manufacturing Co. Ltd.	14,478	726,768
Omron Corp.	4,681	228,450
Shimadzu Corp.	6,018	171,727
TDK Corp.	9,875	326,182
TE Connectivity Ltd.	5,476	628,645
Teledyne Technologies, Inc.*	803	321,128
Trimble, Inc.*	4,240	214,374
Venture Corp. Ltd.	6,833	87,032
Yokogawa Electric Corp.	5,810	93,188
Zebra Technologies Corp., Class A*	887	227,436

		8,674,824

IT Services (1.9%)
Accenture plc, Class A	10,830	2,889,877
Adyen NV (m)*	547	754,405
Akamai Technologies, Inc.*	2,721	229,380
Amadeus IT Group SA*	11,354	590,071
Automatic Data Processing, Inc.	7,114	1,699,250
Bechtle AG	2,129	75,343
Broadridge Financial Solutions, Inc.	2,007	269,199
Capgemini SE	4,128	689,115
Cognizant Technology Solutions Corp., Class A	8,864	506,932
Computershare Ltd.	13,550	241,709
DXC Technology Co.*	3,935	104,278
Edenred	6,284	342,255
EPAM Systems, Inc.*	982	321,841
Fidelity National Information Services, Inc.	10,409	706,251
Fiserv, Inc.*	10,950	1,106,716
FleetCor Technologies, Inc.*	1,284	235,845
Fujitsu Ltd.	4,957	665,327
Gartner, Inc.*	1,354	455,134
Global Payments, Inc.	4,745	471,273
GMO Payment Gateway, Inc.	1,106	92,026
International Business Machines Corp.	15,463	2,178,582
Itochu Techno-Solutions Corp.	2,491	58,270
Jack Henry & Associates, Inc.	1,247	218,923
Mastercard, Inc., Class A	14,608	5,079,640
NEC Corp.	6,204	219,107
Nexi SpA (m)*	14,875	117,288
Nomura Research Institute Ltd.	8,552	202,983
NTT Data Corp.	15,655	230,459
Obic Co. Ltd.	1,756	259,707
Otsuka Corp.	2,886	91,369
Paychex, Inc.	5,484	633,731
PayPal Holdings, Inc.*	19,799	1,410,085
SCSK Corp.	3,800	57,938
TIS, Inc.	5,750	152,469
VeriSign, Inc.*	1,598	328,293
Visa, Inc., Class A	27,993	5,815,826
Wix.com Ltd.*	1,466	112,633
Worldline SA (m)*	6,044	236,342

		29,849,872

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	27,638	1,790,113
Advantest Corp.	4,769	308,146
Analog Devices, Inc.	8,899	1,459,703
Applied Materials, Inc.	14,894	1,450,378
ASM International NV	1,198	302,197
ASML Holding NV	10,245	5,525,054
Broadcom, Inc.	6,914	3,865,825
Disco Corp.	735	211,416
Enphase Energy, Inc.*	2,319	614,442
First Solar, Inc.*	1,704	255,242
Infineon Technologies AG	32,913	1,001,638
Intel Corp.	70,298	1,857,976
KLA Corp.	2,428	915,429

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lam Research Corp.	2,345	$985,604
Lasertec Corp.	1,926	319,117
Microchip Technology, Inc.	9,458	664,425
Micron Technology, Inc.	18,886	943,922
Monolithic Power Systems, Inc.	761	269,097
NVIDIA Corp.	42,871	6,265,168
NXP Semiconductors NV	4,496	710,503
ON Semiconductor Corp.*	7,417	462,598
Qorvo, Inc.*	1,766	160,070
QUALCOMM, Inc.	19,226	2,113,707
Renesas Electronics Corp.*	29,079	262,230
Rohm Co. Ltd.	2,228	161,786
Skyworks Solutions, Inc.	2,746	250,243
SolarEdge Technologies, Inc.*	953	269,956
STMicroelectronics NV	17,225	608,378
SUMCO Corp. (x)	8,638	115,643
Teradyne, Inc.	2,684	234,447
Texas Instruments, Inc.	15,643	2,584,537
Tokyo Electron Ltd.	3,765	1,115,386
Tower Semiconductor Ltd.*	2,802	122,333

		38,176,709

Software (3.2%)
Adobe, Inc.*	8,013	2,696,615
ANSYS, Inc.*	1,491	360,211
Autodesk, Inc.*	3,720	695,156
AVEVA Group plc	3,092	120,104
Cadence Design Systems, Inc.*	4,689	753,241
Ceridian HCM Holding, Inc.*	2,620	168,073
Check Point Software Technologies Ltd.*	2,529	319,059
CyberArk Software Ltd.*	1,043	135,225
Dassault Systemes SE	16,799	602,323
Fortinet, Inc.*	11,205	547,812
Gen Digital, Inc.	11,173	239,437
Intuit, Inc.	4,830	1,879,933
Microsoft Corp.	127,685	30,621,417
Nemetschek SE	1,478	75,452
Nice Ltd.*	1,616	313,438
Oracle Corp.	1,031	66,932
Oracle Corp. (Moscow Stock Exchange)	26,006	2,125,730
Paycom Software, Inc.*	832	258,178
PTC, Inc.*	1,810	217,272
Roper Technologies, Inc.	1,815	784,243
Sage Group plc (The)	25,676	231,442
Salesforce, Inc.*	17,035	2,258,671
SAP SE	26,318	2,715,509
ServiceNow, Inc.*	3,459	1,343,026
Synopsys, Inc.*	2,619	836,220
Temenos AG (Registered)	1,630	89,446
Trend Micro, Inc. (x)*	3,388	158,506
Tyler Technologies, Inc.*	712	229,556
WiseTech Global Ltd.	3,693	127,605
Xero Ltd.*	3,452	165,155

		51,134,987

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	257,073	33,401,495
Brother Industries Ltd.	5,995	91,679
Canon, Inc. (x)	25,211	548,537
FUJIFILM Holdings Corp.	9,082	458,460
Hewlett Packard Enterprise Co.	22,245	355,030
HP, Inc.	15,580	418,635
Logitech International SA (Registered)	4,391	270,968
NetApp, Inc.	3,762	225,946
Ricoh Co. Ltd.	14,151	108,580
Seagate Technology Holdings plc	3,343	175,875
Seiko Epson Corp.	6,817	100,042
Western Digital Corp.*	5,361	169,139

		36,324,386

Total Information Technology		170,165,845

Materials (2.7%)
Chemicals (1.3%)
Air Liquide SA	13,189	1,869,245
Air Products and Chemicals, Inc.	3,798	1,170,771
Akzo Nobel NV	4,632	310,193
Albemarle Corp.	2,005	434,804
Arkema SA	1,496	134,325
Asahi Kasei Corp.	31,279	224,368
BASF SE	23,149	1,149,537
Celanese Corp.	1,706	174,421
CF Industries Holdings, Inc.	3,411	290,617
Chr Hansen Holding A/S	2,719	195,584
Clariant AG (Registered)*	5,258	83,307
Corteva, Inc.	12,303	723,170
Covestro AG (m)	4,950	193,668
Croda International plc	3,525	281,433
Dow, Inc.	12,295	619,545
DuPont de Nemours, Inc.	8,575	588,502
Eastman Chemical Co.	2,102	171,187
Ecolab, Inc.	4,245	617,902
EMS-Chemie Holding AG (Registered)	178	120,508
Evonik Industries AG	5,368	103,058
FMC Corp.	2,156	269,069
Givaudan SA (Registered)	233	713,880
ICL Group Ltd.	17,651	127,824
International Flavors & Fragrances, Inc.	4,364	457,522
Johnson Matthey plc	4,687	120,523
JSR Corp.	4,462	87,989
Koninklijke DSM NV	4,406	539,085
Linde plc	8,533	2,783,294
LyondellBasell Industries NV, Class A	4,356	361,679
Mitsubishi Chemical Group Corp.	32,268	168,347
Mitsui Chemicals, Inc.	4,657	105,567
Mosaic Co. (The)	5,911	259,316
Nippon Paint Holdings Co. Ltd.(x)	20,910	165,540
Nippon Sanso Holdings Corp.	4,273	62,382
Nissan Chemical Corp.	3,278	144,368
Nitto Denko Corp.	3,593	209,437
Novozymes A/S, Class B	5,175	262,147
OCI NV	2,719	97,271
Orica Ltd.	11,206	114,902
PPG Industries, Inc.	4,023	505,852
Sherwin-Williams Co. (The)	4,038	958,339
Shin-Etsu Chemical Co. Ltd.	9,451	1,168,413
Sika AG (Registered)	3,681	882,580
Solvay SA	1,908	192,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Sumitomo Chemical Co. Ltd.	36,279	$131,029
Symrise AG	3,375	367,238
Toray Industries, Inc.	34,950	196,161
Tosoh Corp.	6,322	75,629
Umicore SA	5,331	195,849
Yara International ASA	4,240	186,361

		21,366,665

Construction Materials (0.2%)
CRH plc	19,090	756,295
HeidelbergCement AG	3,718	212,051
Holcim AG*	13,971	723,443
James Hardie Industries plc (CHDI)	11,298	203,075
Martin Marietta Materials, Inc.	1,068	360,952
Vulcan Materials Co.	2,275	398,375

		2,654,191

Containers & Packaging (0.1%)
Amcor plc	25,728	306,420
Avery Dennison Corp.	1,391	251,771
Ball Corp.	5,381	275,184
International Paper Co.	6,198	214,637
Packaging Corp. of America	1,605	205,296
Sealed Air Corp.	2,486	124,002
SIG Group AG*	7,752	169,351
Smurfit Kappa Group plc	6,261	231,624
Westrock Co.	4,353	153,051

		1,931,336

Metals & Mining (1.0%)
Anglo American plc	32,026	1,253,103
Antofagasta plc	9,938	185,685
ArcelorMittal SA	13,323	350,479
BHP Group Ltd. (ASE Stock Exchange)	76,487	2,376,236
BHP Group Ltd. (London Stock Exchange)	51,187	1,590,381
BlueScope Steel Ltd.	11,585	132,828
Boliden AB	6,936	260,062
Fortescue Metals Group Ltd.	42,679	595,980
Freeport-McMoRan, Inc.	24,482	930,316
Glencore plc	246,222	1,644,330
IGO Ltd.	17,176	157,405
JFE Holdings, Inc.	12,388	144,986
Mineral Resources Ltd.	4,352	228,748
Newcrest Mining Ltd.	22,509	316,313
Newmont Corp.	13,588	641,354
Nippon Steel Corp.	20,242	353,510
Norsk Hydro ASA	33,894	253,665
Northern Star Resources Ltd.	28,739	213,475
Nucor Corp.	4,482	590,772
Pilbara Minerals Ltd.*	63,940	163,251
Rio Tinto Ltd.	9,356	741,535
Rio Tinto plc	28,340	1,986,490
South32 Ltd.	115,797	315,362
Steel Dynamics, Inc.	2,867	280,106
Sumitomo Metal Mining Co. Ltd.	6,287	223,762
voestalpine AG	3,015	79,975

		16,010,109

Paper & Forest Products (0.1%)
Holmen AB, Class B	2,438	96,704
Mondi plc	12,092	206,049
Oji Holdings Corp.	19,684	79,642
Stora Enso OYJ, Class R	13,945	196,296
Svenska Cellulosa AB SCA, Class B	15,037	190,145
UPM-Kymmene OYJ	13,460	503,280

		1,272,116

Total Materials		43,234,417

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,542	370,293
American Tower Corp. (REIT)	7,971	1,688,736
AvalonBay Communities, Inc. (REIT)	2,394	386,679
Boston Properties, Inc. (REIT)	2,441	164,963
British Land Co. plc (The) (REIT)	21,458	102,496
Camden Property Trust (REIT)	1,824	204,069
CapitaLand Ascendas REIT (REIT)	83,734	171,294
CapitaLand Integrated Commercial Trust (REIT)	130,410	198,624
Covivio (REIT)	1,252	74,314
Crown Castle, Inc. (REIT)	7,414	1,005,635
Daiwa House REIT Investment Corp. (REIT)	58	129,665
Dexus (REIT)	26,213	138,315
Digital Realty Trust, Inc. (REIT)	4,920	493,328
Equinix, Inc. (REIT)	1,560	1,021,847
Equity Residential (REIT)	5,795	341,905
Essex Property Trust, Inc. (REIT)	1,115	236,291
Extra Space Storage, Inc. (REIT)	2,293	337,484
Federal Realty Investment Trust (REIT)	1,246	125,896
Gecina SA (REIT)	1,163	118,455
GLP J-REIT (REIT)	111	127,966
Goodman Group (REIT)	42,654	504,151
GPT Group (The) (REIT)	46,685	133,499
Healthpeak Properties, Inc. (REIT)	9,238	231,597
Host Hotels & Resorts, Inc. (REIT)	12,239	196,436
Invitation Homes, Inc. (REIT)	9,927	294,236
Iron Mountain, Inc. (REIT)	4,976	248,054
Japan Metropolitan Fund Invest (REIT)	180	143,600
Japan Real Estate Investment Corp. (REIT)	33	145,085
Kimco Realty Corp. (REIT)	10,588	224,254
Klepierre SA (REIT)*	5,524	127,311
Land Securities Group plc (REIT)	17,167	128,966
Link REIT (REIT)	53,225	390,726
Mapletree Logistics Trust (REIT)	80,745	95,852
Mapletree Pan Asia Commercial Trust (REIT)	57,386	71,550
Mid-America Apartment Communities, Inc. (REIT)	1,976	310,212
Mirvac Group (REIT)	96,088	139,348
Nippon Building Fund, Inc. (REIT)(x)	40	179,214
Nippon Prologis REIT, Inc. (REIT)	56	131,637
Nomura Real Estate Master Fund, Inc. (REIT)	110	136,620
Prologis, Inc. (REIT)	15,806	1,781,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Public Storage (REIT)	2,705	$757,914
Realty Income Corp. (REIT)	10,573	670,645
Regency Centers Corp. (REIT)	2,636	164,750
SBA Communications Corp. (REIT)	1,847	517,733
Scentre Group (REIT)	129,413	253,759
Segro plc (REIT)	30,133	278,174
Simon Property Group, Inc. (REIT)	5,604	658,358
Stockland (REIT)	60,163	148,692
UDR, Inc. (REIT)	5,229	202,519
Unibail-Rodamco-Westfield (REIT)*	3,006	156,480
Ventas, Inc. (REIT)	6,843	308,277
VICI Properties, Inc. (REIT)	16,488	534,211
Vicinity Ltd. (REIT)	94,303	128,412
Vornado Realty Trust (REIT)	2,758	57,394
Warehouses De Pauw CVA (REIT)	4,071	116,353
Welltower, Inc. (REIT)	7,933	520,008
Weyerhaeuser Co. (REIT)	12,674	392,894

		18,918,986

Real Estate Management & Development (0.3%)
Aroundtown SA	24,348	56,896
Azrieli Group Ltd.	1,101	73,267
Capitaland Investment Ltd.	63,909	176,544
CBRE Group, Inc., Class A*	5,498	423,126
City Developments Ltd.	10,312	63,363
CK Asset Holdings Ltd.	50,415	310,352
Daito Trust Construction Co. Ltd.	1,564	161,357
Daiwa House Industry Co. Ltd.	15,024	347,896
ESR Group Ltd. (m)	49,958	104,839
Fastighets AB Balder, Class B*	15,372	71,477
Hang Lung Properties Ltd.	48,886	95,574
Henderson Land Development Co. Ltd.	36,605	127,794
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	108,138
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	13,772
Hulic Co. Ltd. (x)	9,269	73,451
LEG Immobilien SE	1,902	123,911
Lendlease Corp. Ltd.	16,787	89,607
Mitsubishi Estate Co. Ltd.	29,556	385,327
Mitsui Fudosan Co. Ltd.	22,838	420,599
New World Development Co. Ltd.	37,648	106,113
Nomura Real Estate Holdings, Inc.	3,072	66,243
Sagax AB, Class B	4,695	106,410
Sino Land Co. Ltd.	86,597	108,282
Sumitomo Realty & Development Co. Ltd.	7,858	186,870
Sun Hung Kai Properties Ltd.	36,160	494,768
Swire Pacific Ltd., Class A	12,280	108,083
Swire Properties Ltd.	28,335	72,022
Swiss Prime Site AG (Registered)	1,960	169,896
UOL Group Ltd.	10,763	54,000
Vonovia SE	18,060	425,698
Wharf Real Estate Investment Co. Ltd.	41,636	242,707

		5,368,382

Total Real Estate		24,287,368

Utilities (1.9%)
Electric Utilities (1.2%)
Acciona SA	635	116,847
Alliant Energy Corp.	4,296	237,182
American Electric Power Co., Inc.	8,795	835,085
BKW AG	533	72,919
Chubu Electric Power Co., Inc.	16,238	168,517
CK Infrastructure Holdings Ltd.	15,061	78,822
CLP Holdings Ltd.	40,945	298,742
Constellation Energy Corp.	5,595	482,345
Duke Energy Corp.	13,182	1,357,614
Edison International	6,530	415,439
EDP - Energias de Portugal SA	69,214	344,964
Electricite de France SA	14,693	188,737
Elia Group SA/NV	837	118,984
Endesa SA	8,037	151,718
Enel SpA	204,984	1,103,708
Entergy Corp.	3,482	391,725
Evergy, Inc.	3,929	247,252
Eversource Energy	5,931	497,255
Exelon Corp.	16,979	734,002
FirstEnergy Corp.	9,293	389,748
Fortum OYJ	11,194	186,210
HK Electric Investments & HK Electric Investments Ltd. (m)	64,248	42,555
Iberdrola SA	152,326	1,782,217
Kansai Electric Power Co., Inc. (The)	17,744	172,924
Mercury NZ Ltd.	16,603	58,609
NextEra Energy, Inc.	33,638	2,812,137
NRG Energy, Inc.	4,025	128,076
Origin Energy Ltd.	42,923	225,610
Orsted A/S (m)	4,780	434,389
PG&E Corp.*	27,564	448,191
Pinnacle West Capital Corp.	1,935	147,137
Power Assets Holdings Ltd.	34,219	187,416
PPL Corp.	12,604	368,289
Red Electrica Corp. SA	10,290	179,103
Southern Co. (The)	18,199	1,299,591
SSE plc	26,909	556,942
Terna - Rete Elettrica Nazionale	35,081	259,112
Tokyo Electric Power Co. Holdings, Inc.*	37,165	134,795
Verbund AG	1,710	143,966
Xcel Energy, Inc.	9,364	656,510

		18,455,384

Gas Utilities (0.1%)
APA Group	29,736	217,844
Atmos Energy Corp.	2,395	268,408
Enagas SA (x)	6,340	105,363
Hong Kong & China Gas Co. Ltd.	279,152	265,367
Naturgy Energy Group SA	3,769	98,079
Osaka Gas Co. Ltd.	9,325	151,343
Snam SpA	50,278	243,643
Tokyo Gas Co. Ltd.	9,790	192,831

		1,542,878

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	11,435	328,871
Corp. ACCIONA Energias Renovables SA	1,660	64,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
EDP Renovaveis SA	7,258	$159,893
Meridian Energy Ltd.	31,379	104,394
RWE AG	16,191	720,823

		1,378,200

Multi-Utilities (0.5%)
Ameren Corp.	4,423	393,293
CenterPoint Energy, Inc.	10,777	323,202
CMS Energy Corp.	4,968	314,623
Consolidated Edison, Inc.	6,070	578,532
Dominion Energy, Inc.	14,253	873,994
DTE Energy Co.	3,317	389,847
E.ON SE	56,583	565,354
Engie SA	46,032	659,693
National Grid plc	92,244	1,112,284
NiSource, Inc.	6,950	190,569
Public Service Enterprise Group, Inc.	8,540	523,246
Sempra Energy	5,381	831,580
Veolia Environnement SA	16,825	432,248
WEC Energy Group, Inc.	5,400	506,304

		7,694,769

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,112	474,331
Severn Trent plc	6,255	200,468
United Utilities Group plc	17,026	204,066

		878,865

Total Utilities		29,950,096

Total Common Stocks (57.6%) (Cost $568,319,622)		912,385,123

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.7%)
FHLB
2.500%, 2/13/24	$2,250,000	2,200,405
3.250%, 11/16/28	5,940,000	5,722,037
FHLMC 2.750%, 6/19/23	11,568,000	11,453,380
FNMA
2.875%, 9/12/23	15,892,000	15,681,978
1.875%, 9/24/26	8,398,000	7,751,629

Total U.S. Government Agency Securities		42,809,429

U.S. Treasury Obligations (35.5%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	9,169,892
6.125%, 11/15/27	18,708,100	20,433,123
5.250%, 11/15/28	6,710,900	7,123,980
U.S. Treasury Notes
2.750%, 11/15/23	3,554,500	3,493,937
2.500%, 1/31/24	11,740,200	11,465,552
2.750%, 2/15/24	25,955,900	25,396,143
2.125%, 3/31/24	10,373,500	10,052,388
2.250%, 11/15/24	3,506,100	3,369,080
1.500%, 11/30/24	6,292,500	5,956,197
2.000%, 2/15/25	7,633,400	7,267,401
0.500%, 3/31/25	6,451,700	5,931,416
2.125%, 5/15/25	11,422,700	10,865,770
0.250%, 6/30/25	26,854,400	24,345,267
2.000%, 8/15/25#	28,925,400	27,334,503
0.250%, 8/31/25	16,111,000	14,505,582
0.250%, 9/30/25	8,586,100	7,716,118
2.250%, 11/15/25	3,495,500	3,311,977
0.375%, 12/31/25	9,925,800	8,877,337
0.375%, 1/31/26	14,152,800	12,606,554
1.625%, 2/15/26	12,939,100	11,982,135
0.500%, 2/28/26	6,797,400	6,064,630
0.750%, 4/30/26	3,326,000	2,976,750
0.750%, 5/31/26	24,585,400	21,953,668
1.500%, 8/15/26	22,287,200	20,346,781
0.750%, 8/31/26	6,812,400	6,039,582
0.875%, 9/30/26	6,837,700	6,079,811
2.000%, 11/15/26	45,228,500	41,869,280
1.250%, 12/31/26	8,201,200	7,353,609
1.500%, 1/31/27	6,580,200	5,948,871
2.250%, 2/15/27	12,890,700	12,009,377
1.875%, 2/28/27	6,847,700	6,280,674
2.375%, 5/15/27	26,341,100	24,590,002
2.250%, 8/15/27	24,314,100	22,524,342
2.250%, 11/15/27	24,429,600	22,542,961
2.750%, 2/15/28	7,595,100	7,152,802
2.875%, 5/15/28	8,942,200	8,455,784
2.875%, 8/15/28	1,412,600	1,332,520
3.125%, 11/15/28	3,406,400	3,254,832
2.625%, 2/15/29	7,103,500	6,581,871
2.375%, 5/15/29	7,176,400	6,538,900
1.625%, 8/15/29	5,349,800	4,651,982
1.500%, 2/15/30	4,863,300	4,153,485
0.625%, 5/15/30	12,203,000	9,682,031
0.625%, 8/15/30	15,094,900	11,914,303
1.625%, 5/15/31	13,136,200	11,087,641
1.250%, 8/15/31	12,066,000	9,824,364
1.375%, 11/15/31	9,648,000	7,880,909
1.875%, 2/15/32	13,963,100	11,880,446
2.875%, 5/15/32	11,419,200	10,560,207
2.750%, 8/15/32	8,043,500	7,346,026
4.125%, 11/15/32	3,014,300	3,084,176

Total U.S. Treasury Obligations		563,166,969

Total Long-Term Debt Securities (38.2%) (Cost $661,442,674)		605,976,398

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund (xx)	323,024	323,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $727,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $741,630. (xx)	$726,742	$726,742
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,469,337, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,537,073. (xx)	3,467,719	3,467,719

Total Repurchase Agreements		4,194,461

Total Short-Term Investments (0.3%) (Cost $4,517,485)		4,517,485

Total Investments in Securities (96.1%) (Cost $1,234,279,781)		1,522,879,006
Other Assets Less Liabilities (3.9%)		61,920,062

Net Assets (100%)		$1,584,799,068

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,071,425.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $5,282,306 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $7,277,003. This was collateralized by $3,094,867 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 2/28/23 – 11/15/51 and by cash of $4,517,485 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.3
France	2.5
Germany	1.8
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	5.0
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2%
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Arab Emirates	0.0	#
United Kingdom	2.8
United States	74.6
Cash and Other	3.9

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	15	3/2023	USD	1,462,050	(15,562)
Russell 2000 E-Mini Index	703	3/2023	USD	62,247,135	(2,145,379)
S&P Midcap 400 E-Mini Index	256	3/2023	USD	62,530,560	(1,778,218)

					(3,939,159)

Short Contracts
EURO STOXX 50 Index	(866)	3/2023	EUR	(35,087,318)	2,066,979
FTSE 100 Index	(112)	3/2023	GBP	(10,109,143)	45,994
S&P 500 E-Mini Index	(178)	3/2023	USD	(34,362,900)	954,682
SPI 200 Index	(137)	3/2023	AUD	(16,304,724)	300,692
TOPIX Index	(139)	3/2023	JPY	(20,033,412)	334,972
U.S. Treasury 2 Year Note	(96)	3/2023	USD	(19,687,500)	(25,614)
U.S. Treasury 5 Year Note	(25)	3/2023	USD	(2,698,242)	1,159
U.S. Treasury 10 Year Note	(198)	3/2023	USD	(22,234,781)	118,430

					3,797,294

					(141,865)

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	2,447,379	USD	2,914,106	JPMorgan Chase Bank	1/18/2023	45,812
USD	5,725,228	GBP	4,723,084	Bank of America	1/18/2023	13,017
AUD	15,205,093	USD	10,262,098	BNP Paribas	1/19/2023	96,987
AUD	39,532,365	USD	25,167,937	Citibank NA	1/19/2023	1,765,089
NZD	13,555,724	USD	8,361,279	Morgan Stanley	2/2/2023	249,175
USD	2,295,825	NZD	3,558,008	HSBC Bank plc	2/2/2023	35,816
NOK	36,335,018	USD	3,675,208	Citibank NA	2/3/2023	38,469
JPY	891,022,555	USD	6,627,095	BNP Paribas	2/9/2023	195,878
JPY	1,695,231,540	USD	12,278,529	Citibank NA	2/9/2023	702,646
JPY	256,549,889	USD	1,956,467	HSBC Bank plc	2/9/2023	8,055
EUR	5,521,172	USD	5,926,112	Citibank NA	2/27/2023	6,182

Total unrealized appreciation						3,157,126

GBP	9,495,999	USD	11,793,612	HSBC Bank plc	1/18/2023	(308,924)
USD	41,952,376	GBP	35,226,686	Bank of America	1/18/2023	(651,619)
USD	3,068,475	GBP	2,553,585	HSBC Bank plc	1/18/2023	(19,892)
AUD	10,781,443	USD	7,394,230	Bank of America	1/19/2023	(48,935)
USD	15,096,359	AUD	22,678,511	HSBC Bank plc	1/19/2023	(354,295)
USD	2,701,930	AUD	4,194,963	JPMorgan Chase Bank	1/19/2023	(156,059)
USD	4,824,001	NZD	7,752,525	Goldman Sachs Bank USA	2/2/2023	(100,322)
USD	2,290,346	NZD	3,619,177	JPMorgan Chase Bank	2/2/2023	(8,520)
USD	3,843,961	NOK	38,496,902	JPMorgan Chase Bank	2/3/2023	(90,673)
USD	6,418,210	SEK	67,432,762	HSBC Bank plc	2/3/2023	(56,003)
USD	4,149,106	SEK	43,514,973	Morgan Stanley	2/3/2023	(28,762)
USD	4,439,228	JPY	604,168,173	Morgan Stanley	2/9/2023	(187,168)
USD	2,770,573	EUR	2,631,496	Bank of America	2/27/2023	(56,871)
USD	18,800,642	EUR	17,811,363	HSBC Bank plc	2/27/2023	(337,006)
USD	8,564,854	EUR	8,017,309	Morgan Stanley	2/27/2023	(49,446)
CHF	1,957,909	USD	2,132,548	Citibank NA	3/1/2023	(1,897)
CHF	3,182,282	USD	3,471,462	HSBC Bank plc	3/1/2023	(8,416)
USD	36,779,325	CHF	34,157,511	Morgan Stanley	3/1/2023	(391,809)

Total unrealized depreciation						(2,856,617)

Net unrealized appreciation						300,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$40,814,360	$15,726,440	$—		$56,540,800
Consumer Discretionary	54,163,245	39,867,231	—		94,030,476
Consumer Staples	40,023,709	37,416,510	—		77,440,219
Energy	29,129,863	17,849,841	—		46,979,704
Financials	64,544,052	67,077,305	—		131,621,357
Health Care	87,475,541	48,581,981	—	(b)	136,057,522
Industrials	48,326,731	53,750,588	—		102,077,319
Information Technology	142,584,318	27,581,527	—		170,165,845
Materials	15,118,226	28,116,191	—		43,234,417
Real Estate	14,979,692	9,307,676	—		24,287,368
Utilities	17,444,378	12,505,718	—		29,950,096
Forward Currency Contracts	—	3,157,126	—		3,157,126
Futures	3,822,908	—	—		3,822,908
Short-Term Investments
Investment Company	323,024	—	—		323,024
Repurchase Agreements	—	4,194,461	—		4,194,461
U.S. Government Agency Securities	—	42,809,429	—		42,809,429
U.S. Treasury Obligations	—	563,166,969	—		563,166,969

Total Assets	$558,750,047	$971,108,993	$—		$1,529,859,040

Liabilities:
Forward Currency Contracts	$—	$(2,856,617)	$—		$(2,856,617)
Futures	(3,964,773)	—	—		(3,964,773)

Total Liabilities	$(3,964,773)	$(2,856,617)	$—		$(6,821,390)

Total	$554,785,274	$968,252,376	$—		$1,523,037,650

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $71,550 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$119,589	*
Foreign exchange contracts	Receivables	3,157,126
Equity contracts	Receivables, Net assets - Unrealized appreciation	3,703,319	*

Total		$6,980,034

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(25,614	)*
Foreign exchange contracts	Payables	(2,856,617)
Equity contracts	Payables, Net assets - Unrealized depreciation	(3,939,159	)*

Total		$(6,821,390)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$7,400,185	$—	$7,400,185
Foreign exchange contracts	—	(5,381,000)	(5,381,000)
Equity contracts	(37,362,272)	—	(37,362,272)

Total	$(29,962,087)	$(5,381,000)	$(35,343,087)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(175,971)	$—	$(175,971)
Foreign exchange contracts	—	(635,994)	(635,994)
Equity contracts	1,294,225	—	1,294,225

Total	$1,118,254	$(635,994)	$482,260

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $481,508,000 and futures contracts with an average notional balance of approximately $356,934,000 during the year ended December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$13,017	$(13,017)	$—	$—
BNP Paribas	292,865	—	—	292,865
Citibank NA	2,512,386	(1,897)	—	2,510,489
HSBC Bank plc	43,871	(43,871)	—	—
JPMorgan Chase Bank	45,812	(45,812)	—	—
Morgan Stanley	249,175	(249,175)	—	—

Total	$3,157,126	$(353,772)	$—	$2,803,354

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$757,425	$(13,017)	$—	$744,408
Citibank NA	1,897	(1,897)	—	—
Goldman Sachs Bank USA	100,322	—	—	100,322
HSBC Bank plc	1,084,536	(43,871)	—	1,040,665
JPMorgan Chase Bank	255,252	(45,812)	—	209,440
Morgan Stanley	657,185	(249,175)	—	408,010

Total	$2,856,617	$(353,772)	$—	$2,502,845

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,816,579
Long-term U.S. government debt securities	381,731,751

$432,548,330

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$519,792,908
Long-term U.S. government debt securities	434,034,008

$953,826,916

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$432,053,410
Aggregate gross unrealized depreciation	(147,793,657)

Net unrealized appreciation	$284,259,753

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,238,777,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,230,085,320)	$1,518,684,545
Repurchase Agreements (Cost $4,194,461)	4,194,461
Cash	58,491,917
Foreign cash (Cost $389,922)	391,752
Receivable for securities sold	17,021,031
Dividends, interest and other receivables	5,632,816
Unrealized appreciation on forward foreign currency contracts	3,157,126
Due from broker for futures variation margin	134,393
Receivable for Portfolio shares sold	107,782
Securities lending income receivable	2,618
Other assets	8,284

Total assets	1,607,826,725

LIABILITIES
Payable for securities purchased	11,874,826
Payable for return of collateral on securities loaned	4,517,485
Unrealized depreciation on forward foreign currency contracts	2,856,617
Payable for Portfolio shares redeemed	2,214,932
Investment management fees payable	989,103
Distribution fees payable – Class IB	342,742
Administrative fees payable	178,194
Accrued expenses	53,758

Total liabilities	23,027,657

NET ASSETS	$1,584,799,068

Net assets were comprised of:
Paid in capital	$1,570,959,695
Total distributable earnings (loss)	13,839,373

Net assets	$1,584,799,068

Class IB
Net asset value, offering and redemption price per share, $1,584,799,068 / 143,818,784 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.02

(x)	Includes value of securities on loan of $7,277,003.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $898,837 foreign withholding tax)	$23,029,378
Interest	11,480,627
Securities lending (net)	137,100

Total income	34,647,105

EXPENSES
Investment management fees	13,376,160
Distribution fees – Class IB	4,676,383
Administrative fees	2,301,827
Custodian fees	237,200
Professional fees	130,925
Printing and mailing expenses	78,648
Trustees’ fees	63,339
Miscellaneous	54,689

Total expenses	20,919,171

NET INVESTMENT INCOME (LOSS)	13,727,934

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	80,635,753
Futures contracts	(29,962,087)
Forward foreign currency contracts	(5,381,000)
Foreign currency transactions	(25,974)

Net realized gain (loss)	45,266,692

Change in unrealized appreciation (depreciation) on:
Investments in securities	(400,559,775)
Futures contracts	1,118,254
Forward foreign currency contracts	(635,994)
Foreign currency translations	(69,297)

Net change in unrealized appreciation (depreciation)	(400,146,812)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(354,880,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(341,152,186)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,727,934	$14,957,078
Net realized gain (loss)	45,266,692	95,310,605
Net change in unrealized appreciation (depreciation)	(400,146,812)	160,740,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(341,152,186)	271,008,329

Distributions to shareholders:
Class IB	(59,861,790)	(97,923,350)

Tax return of capital:
Class IB	—	(2,593,147)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 17,193,833 and 5,346,647 shares, respectively ]	198,956,198	71,322,639
Capital shares issued in reinvestment of dividends and distributions [ 5,497,732 and 7,557,650 shares, respectively ]	59,861,790	100,516,497
Capital shares repurchased [ (55,291,087) and (24,894,557) shares, respectively ]	(638,669,464)	(332,031,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(379,851,476)	(160,192,175)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(780,865,452)	10,299,657
NET ASSETS:
Beginning of year	2,365,664,520	2,355,364,863

End of year	$1,584,799,068	$2,365,664,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.41		$12.50		$13.38		$12.01		$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.08	(aa)	0.10		0.16		0.13
Net realized and unrealized gain (loss)	(2.06)		1.42		0.45		1.73		(0.89)

Total from investment operations	(1.97)		1.50		0.55		1.89		(0.76)

Less distributions:
Dividends from net investment income	(0.07)		(0.19)		(0.10)		(0.15)		(0.15)
Distributions from net realized gains	(0.35)		(0.39)		(1.33)		(0.37)		(0.12)
Return of capital	—		(0.01)		—		—		—

Total dividends and distributions	(0.42)		(0.59)		(1.43)		(0.52)		(0.27)

Net asset value, end of year	$11.02		$13.41		$12.50		$13.38		$12.01

Total return	(14.63)%		12.04%		4.43%		15.80%		(5.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,584,799		$2,365,665		$2,355,365		$2,668,515		$2,367,497
Ratio of expenses to average net assets (f)	1.12	%(j)	1.10	%(k)	1.11	%(j)	1.11	%(k)	1.11	%(m)
Ratio of net investment income (loss) to average net assets (f)	0.73%		0.62	%(bb)	0.76%		1.24%		1.00%
Portfolio turnover rate^	24%		19%		11%		9%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(1.83)%	0.48%	0.12%
Portfolio – Class K Shares*	(1.57)	0.74	0.36
ICE BofA 1-year U.S. Treasury Note Index	(0.96)	1.10	0.76

* Date of inception 5/21/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (1.83)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the ICE BofA 1-year U.S. Treasury Note Index, which returned (0.96)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Off-benchmark exposure to inflation-linked securities

•	Shorter-than-benchmark duration exposure in the less-than one-year, four- to five-year and six- to seven-year parts of the U.S. yield curve

What hurt performance during the year:

•	Off-benchmark exposure to agencies, asset-backed securities and collateralized loan obligations

•	Longer-than-benchmark duration exposure in the one- to four-year part of the U.S. yield curve

Portfolio Positioning and Outlook — AllianceBernstein L.P.

At period end, the Portfolio’s duration was slightly shorter than that of its benchmark.

The highest developed market inflation in over 40 years and the hawkish resolve of many central banks to combat the rising price spiral framed the challenging environment for capital markets in 2022. We expect 2023 to be a year of transition—with a gradual fading of pricing pressures as central banks adopt a more measured approach to inflation and growth prospects. The speed of the transition will depend on the lag effect of monetary tightening on economic growth as inflation continues to subside. We believe that developed market central banks will continue to tighten monetary policy, albeit with lower and perhaps less frequent rate hikes over the near-term horizon, in order to sufficiently bring inflation down closer to target during the year.

Goods pricing was the initial driver of the inflation escalation. Supply chain disruptions resulting from the COVID-19 pandemic pushed input prices higher as manufacturers struggled to meet surging demand. We believe that goods pricing will continue to be a driver of disinflation in coming months, as commodity input costs, shipping rates and demand fall while inventories normalize. The most obstinate source of recent inflation has been in the broader services sector. The rotation from goods to services and tight global labor markets led to higher wages that so far have been passed along to consumers. Since labor markets remain tight, we believe that when central banks reach a plateau in rates, higher borrowing costs will remain restrictive until labor markets weaken meaningfully. We do not see any imminent signs of tangible relief from the impact of higher wages, yet we expect unemployment to rise above its equilibrium level in most developed market economies.

Our economic forecasts in developed markets incorporate slowing output in several key economic zones, characterized by gross domestic product (GDP) growth close to zero in the U.S. and slightly below that in the UK and eurozone. The duration of growth slowdowns will vary by economic region, and we expect the damage to be worse in Europe because of the natural gas price shock from the conflict in Ukraine.

Corporate bond fundamentals remain solid at this point, given the strong starting point for this business cycle. Many corporations did not build up excess leverage that

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

typically characterizes the beginning of an economic downturn. Debt was termed out at low servicing costs as corporations took advantage of the recent period of lower yields to issue new debt. Default levels are expected to modestly increase yet remain low by historical comparisons.

This Portfolio is neither guaranteed nor insured by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	1.51
Weighted Average Coupon (%)	2.17
Weighted Average Effective Duration (Years)*	0.73
Weighted Average Rating**	AA+

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Government Agency Securities	40.6%
U.S. Treasury Obligations	38.4
Asset-Backed Securities	8.7
Financials	3.0
Commercial Mortgage-Backed Securities	2.5
Collateralized Mortgage Obligations	2.3
Information Technology	0.6
Industrials	0.6
Consumer Discretionary	0.5
Mortgage-Backed Securities	0.4
Municipal Bonds	0.2
Communication Services	0.2
Consumer Staples	0.1
Energy	0.1
Real Estate	0.1
Health Care	0.1
Repurchase Agreement	0.1
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,003.20	$3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.92
Class K
Actual	1,000.00	1,004.70	2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.65

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.77% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.7%)
ACM Auto Trust, Series 2022-1A A 3.230%, 4/20/29§	$683,597	$680,231
Affirm Asset Securitization Trust,
Series 2021-Z1 A 1.070%, 8/15/25§	539,642	524,677
Series 2022-X1 A 1.750%, 2/15/27§	1,059,629	1,029,973
AGL CLO 12 Ltd., Series 2021-12A A1 5.403%, 7/20/34 (l)§	3,900,765	3,802,138
Amur Equipment Finance Receivables XI LLC, Series 2022-2A A2 5.300%, 6/21/28§	863,000	853,687
Avant Loans Funding Trust, Series 2021-REV1 A 1.210%, 7/15/30§	4,500,000	4,286,183
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A D 4.560%, 3/20/24§	1,090,500	1,086,704
BHG Securitization Trust, Series 2022-A A 1.710%, 2/20/35§	301,325	283,494
Brex Commercial Charge Card Master Trust,
Series 2021-1 A 2.090%, 7/15/24§	3,246,000	3,204,564
Series 2022-1 A 4.630%, 7/15/25§	2,436,000	2,386,379
Carmax Auto Owner Trust, Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,069,249
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	1,369,087	1,256,915
Series 2021-N2 B 0.750%, 3/10/28	274,486	251,661
Series 2021-N3 C 1.020%, 6/12/28	1,244,683	1,193,430
Chase Auto Credit Linked Notes,
Series 2021-1 B 0.875%, 9/25/28§	1,751,639	1,681,325
Series 2021-2 B 0.889%, 12/26/28§	1,518,934	1,451,379
CNH Equipment Trust, Series 2022-C A2 5.420%, 7/15/26	2,513,000	2,524,552
CPS Auto Receivables Trust,
Series 2021-A C 0.830%, 9/15/26§	2,902,562	2,860,484
Series 2022-A B 1.700%, 4/16/29§	2,195,000	2,124,303
Crossroads Asset Trust, Series 2021-A B 1.120%, 6/20/25§	1,058,000	1,035,409
Donlen Fleet Lease Funding LLC, Series 2021-2 C 1.200%, 12/11/34§	1,678,000	1,567,859
Drive Auto Receivables Trust, Series 2021-1 C 1.020%, 6/15/27	1,230,000	1,203,452
Dryden 78 CLO Ltd.,
Series 2020-78A C 6.029%, 4/17/33 (l)§	2,120,000	1,995,766
Series 2020-78A D 7.079%, 4/17/33 (l)§	850,000	780,114
DT Auto Owner Trust, Series 2021-2A C 1.100%, 2/16/27§	1,050,000	996,388
Elevation CLO Ltd., Series 2020-11A C 6.279%, 4/15/33 (l)§	1,870,000	1,702,951
Encina Equipment Finance LLC, Series 2021-1A B 1.210%, 2/16/27§	900,000	860,682
Exeter Automobile Receivables Trust,
Series 2021-1A C 0.740%, 1/15/26	2,682,062	2,616,637
Series 2022-2A A2 2.190%, 11/17/25	892,580	891,188
Series 2022-6A A2 5.730%, 11/17/25	1,062,000	1,062,900
FHF Trust, Series 2021-2A A 0.830%, 12/15/26§	815,976	782,221
First Investors Auto Owner Trust, Series 2021-2A C 1.470%, 11/15/27§	2,862,000	2,625,069
Flagship Credit Auto Trust, Series 2020-4 C 1.280%, 2/16/27§	3,820,000	3,663,319
Ford Credit Auto Owner Trust, Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,005,564
Foursight Capital Automobile Receivables Trust, Series 2021-1 C 1.020%, 9/15/26§	1,411,000	1,336,992
Go Mortgage LLC, 1.433%, 8/15/26 (l)	1,022,631	950,134
2.435%, 8/15/26 (l)	876,000	824,203
2.638%, 8/15/26 (l)	98,000	88,914
Goldentree Loan Management US CLO 7 Ltd., Series 2020-7A AR 5.313%, 4/20/34 (l)§	2,550,000	2,476,501
Hardee’s Funding LLC, Series 2018-1A A23 5.710%, 6/20/48§	1,350,700	1,272,473
Hertz Vehicle Financing III LLC, Series 2022-1A A 1.990%, 6/25/26§	2,488,000	2,279,976
LAD Auto Receivables Trust, Series 2022-1A A 5.210%, 6/15/27§	1,692,100	1,667,974
Mission Lane Credit Card Master Trust, Series 2021-A A 1.590%, 9/15/26§	808,000	779,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Neighborly Issuer LLC, Series 2021-1A A2 3.584%, 4/30/51§	$1,314,549	$1,038,550
Nelnet Student Loan Trust, Series 2021-CA AFX 1.320%, 4/20/62§	2,241,114	1,981,959
NMEF Funding LLC, Series 2022-B A2 6.070%, 6/15/29§	931,000	928,476
OCP CLO Ltd., Series 2020-18A AR 5.333%, 7/20/32 (l)§	3,424,000	3,348,100
Rad CLO 2 Ltd., Series 2018-2A AR 5.159%, 10/15/31 (l)§	3,513,691	3,454,426
Rad CLO 7 Ltd., Series 2020-7A C 6.079%, 4/17/33 (l)§	970,000	920,276
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A A 5.380%, 11/25/30§	2,033,566	1,981,800
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B 5.721%, 8/16/32§	1,944,670	1,935,706
Series 2022-C B 6.451%, 12/15/32§	1,641,290	1,641,211
Santander Consumer Auto Receivables Trust, Series 2021-BA B 1.450%, 10/16/28§	1,534,053	1,506,950
United Auto Credit Securitization Trust, Series 2022-2 A 4.390%, 4/10/25§	1,438,386	1,429,107
Voya CLO Ltd., Series 2019-1A DR 6.929%, 4/15/31 (l)§	800,000	694,037

Total Asset-Backed Securities		87,878,292

Collateralized Mortgage Obligations (2.3%)
Bellemeade Re Ltd.,
Series 2019-1A M1B 6.139%, 3/25/29 (l)§	99,259	99,218
Series 2019-3A M1B 5.989%, 7/25/29 (l)§	205,520	205,419
Chase Mortgage Finance Corp., Series 2019-CL1 M3 6.489%, 4/25/47 (l)§	300,643	288,067
Connecticut Avenue Securities Trust, Series 2022-R05 2M1 5.828%, 4/25/42 (l)§	687,891	681,371
FHLMC,
Series 3305 FT 4.718%, 7/15/34 (l)	47,728	46,829
Series 3349 FE 4.808%, 7/15/37 (l)	891,705	878,299
Series 3807 FM 4.818%, 2/15/41 (l)	29,487	29,040
Series 3927 FH 4.768%, 9/15/41 (l)	28,776	28,122
Series 4029 LD 1.750%, 1/15/27	846,046	815,023
Series 4087 FB 4.788%, 7/15/42 (l)	851,662	831,123
Series 4286 VF 4.768%, 12/15/43 (l)	628,998	612,342
Series 4350 KF 2.823%, 1/15/39 (l)	301,571	288,831
Series 4457 BA 3.000%, 7/15/39	2,794,653	2,577,645
Series 4459 CA 5.000%, 12/15/34	421,747	420,470
Series 4483 A 3.000%, 12/15/29	193,212	186,765
Series 4486 JN 2.000%, 11/15/24	831,445	810,888
FHLMC STACR REMIC Trust,
Series 2022-DNA6 M1A 6.078%, 9/25/42 (l)§	1,051,306	1,051,947
Series 2022-DNA7 M1A 6.428%, 3/25/52 (l)§	2,903,685	2,913,388
FNMA,
Series 2006-42 CF 4.839%, 6/25/36 (l)	42,759	42,185
Series 2007-109 GF 5.069%, 12/25/37 (l)	66,421	65,754
Series 2010-39 FT 5.339%, 10/25/35 (l)	1,669,702	1,678,596
Series 2011-53 FT 4.969%, 6/25/41 (l)	153,016	150,698
Series 2011-86 KF 4.939%, 9/25/41 (l)	152,028	149,325
Series 2011-86 NF 4.939%, 9/25/41 (l)	64,384	63,297
Series 2012-65 FA 4.839%, 6/25/42 (l)	26,078	25,425
Series 2013-121 FA 4.789%, 12/25/43 (l)	478,617	468,494
Series 2014-49 AF 3.449%, 8/25/44 (l)	1,583,211	1,536,462
Series 2014-C04 1M2 9.289%, 11/25/24 (l)	697,307	715,455
Series 2014-C04 2M2 9.389%, 11/25/24 (l)	79,712	80,591
Series 2015-C01 1M2 8.689%, 2/25/25 (l)	231,383	235,433
Series 2015-C02 1M2 8.389%, 5/25/25 (l)	59,780	60,078
Series 2016-C02 1M2 10.389%, 9/25/28 (l)	395,995	409,454
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)	2,920,000	2,709,863
PMT Credit Risk Transfer Trust,
Series 2019-2R A 7.137%, 5/27/23 (l)§	524,285	501,743
Series 2019-3R A 8.087%, 11/27/31 (l)§	98,184	93,902
Radnor RE Ltd.,
Series 2019-1 M1B 6.339%, 2/25/29 (l)§	1,277,057	1,262,396
Series 2019-2 M1B 6.139%, 6/25/29 (l)§	210,930	210,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2020-1 M1A 5.339%, 1/25/30 (l)§	$159,322	$159,097

Total Collateralized Mortgage Obligations		23,383,726

Commercial Mortgage-Backed Securities (2.5%)
Ashford Hospitality Trust, Series 2018-KEYS A 5.318%, 6/15/35 (l)§	1,590,446	1,540,814
BAMLL Commercial Mortgage Securities Trust, Series 2013-WBRK D 3.534%, 3/10/37 (l)§	1,250,000	1,056,063
BBCMS Mortgage Trust, Series 2020-BID A 6.458%, 10/15/37 (l)§	3,190,000	3,142,427
BFLD Trust, Series 2021-FPM A 5.918%, 6/15/38 (l)§	4,795,000	4,571,595
Citigroup Commercial Mortgage Trust, Series 2013-GC11 B 3.732%, 4/10/46 (l)	2,000,000	1,948,679
CLNY Trust, Series 2019-IKPR D 6.343%, 11/15/38 (l)§	2,400,000	2,220,184
GCT Commercial Mortgage Trust, Series 2021-GCT B 5.568%, 2/15/38 (l)§	2,996,618	2,787,919
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.154%, 8/10/44 (l)§	2,839,031	2,778,076
Series 2011-GC5 D 5.154%, 8/10/44 (l)§	49,051	21,386
Morgan Stanley Capital I Trust,
Series 2011-C3 C 5.083%, 7/15/49 (l)§	271,915	266,325
Series 2019-BPR C 7.618%, 5/15/36 (l)§	2,220,000	2,127,340
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5 B 3.649%, 3/10/46 (l)§	2,414,356	2,352,188

Total Commercial Mortgage-Backed Securities		24,812,996

Corporate Bonds (5.3%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc. 3.788%, 3/15/25 (x)§	1,728,000	1,652,331

Total Communication Services		1,652,331

Consumer Discretionary (0.5%)
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp. 3.200%, 8/8/24	1,453,000	1,382,109
2.900%, 6/25/25	2,462,000	2,260,741

		3,642,850

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc. 4.550%, 12/1/27	1,519,000	1,513,334

Total Consumer Discretionary		5,156,184

Consumer Staples (0.1%)
Tobacco (0.1%)
Philip Morris International, Inc. 5.000%, 11/17/25	1,509,000	1,516,129

Total Consumer Staples		1,516,129

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Var Energi ASA 7.500%, 1/15/28§	1,370,000	1,396,798

Total Energy		1,396,798

Financials (3.0%)
Banks (2.0%)
AIB Group plc (SOFR + 3.46%), 7.583%, 10/14/26 (k)§	2,071,000	2,112,146
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	1,600,000	1,599,918
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	556,745
Bank of America Corp. (SOFR + 1.58%), 4.376%, 4/27/28 (k)	2,279,000	2,177,516
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	424,000	420,980
Barclays plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)	1,506,000	1,562,157
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	2,908,000	2,730,598
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	1,051,000	1,015,637
Intesa Sanpaolo SpA 7.000%, 11/21/25§	278,000	283,319
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	1,521,000	1,518,764
(SOFR + 1.99%), 4.851%, 7/25/28 (k)	2,091,000	2,042,520
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)(x)	520,000	545,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Santander UK Group Holdings plc (SOFR + 2.75%), 6.833%, 11/21/26 (k)	$1,509,000	$1,529,935
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§	1,039,000	1,073,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§	892,000	848,670

		20,017,232

Capital Markets (0.6%)
Credit Suisse AG 6.500%, 8/8/23§	1,698,000	1,642,815
Credit Suisse Group AG (SOFR + 3.34%), 6.373%, 7/15/26 (k)§	910,000	852,085
Deutsche Bank AG (SOFR + 3.19%), 6.119%, 7/14/26 (k)	739,000	735,730
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	853,000	811,636
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,716,000	1,765,803
UBS Group AG (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)§	596,000	583,319

		6,391,388

Consumer Finance (0.2%)
Harley-Davidson Financial Services, Inc. 3.050%, 2/14/27§	630,000	562,359
Synchrony Financial 4.875%, 6/13/25	853,000	832,341
3.950%, 12/1/27	895,000	798,370

		2,193,070

Thrifts & Mortgage Finance (0.2%)
Nationwide Building Society (SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,417,709

Total Financials		30,019,399

Health Care (0.1%)
Pharmaceuticals (0.1%)
Zoetis, Inc. 5.400%, 11/14/25	856,000	872,757

Total Health Care		872,757

Industrials (0.6%)
Machinery (0.3%)
CNH Industrial Capital LLC 3.950%, 5/23/25	1,680,000	1,630,807
Parker-Hannifin Corp. 3.650%, 6/15/24	1,641,000	1,607,790

		3,238,597

Trading Companies & Distributors (0.3%)
Aviation Capital Group LLC 5.500%, 12/15/24§	388,000	378,331
1.950%, 1/30/26§	1,884,000	1,631,254
1.950%, 9/20/26§	623,000	526,473

		2,536,058

Total Industrials		5,774,655

Information Technology (0.6%)
IT Services (0.3%)
Kyndryl Holdings, Inc. 2.050%, 10/15/26	4,060,000	3,331,617

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp. 3.875%, 4/22/27	931,000	889,862

Software (0.1%)
Workday, Inc. 3.500%, 4/1/27	1,138,000	1,067,738

Technology Hardware, Storage & Peripherals (0.1%)
HP, Inc. 4.750%, 1/15/28	1,336,000	1,298,328

Total Information Technology		6,587,545

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp. (REIT) 3.650%, 3/15/27	1,138,000	1,064,555

Total Real Estate		1,064,555

Total Corporate Bonds		54,040,353

Mortgage-Backed Securities (0.4%)
FHLMC UMBS 3.500%, 10/1/49	785,577	730,017
3.500%, 11/1/49	3,655,911	3,398,289

Total Mortgage-Backed Securities		4,128,306

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	17,571
Bay Area Toll Authority 6.263%, 4/1/49	7,000	7,936
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	6,000	6,258
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	8,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	$6,000	$6,707
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	6,658
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	7,185
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	6,000	6,066
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	8,610
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,348
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	6,000	7,459
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755%, 7/1/29	6,000	6,208
5.750%, 7/1/34	7,000	7,312
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	6,703
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	37,000	39,580
Los Angeles Community College District 6.600%, 8/1/42	31,000	37,193
Massachusetts Clean Water Trust (The) 5.192%, 8/1/40	40,000	40,108
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	8,263
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	6,000	6,098
6.648%, 11/15/39	6,000	6,177
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	11,057
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	33,348
North Texas Tollway Authority 6.718%, 1/1/49	8,000	9,482
Ohio State University (The) 4.910%, 6/1/40	6,000	6,016
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	9,040
5.561%, 12/1/49	7,000	7,050
San Diego County Water Authority 6.138%, 5/1/49	6,000	6,636
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	1,000	1,050
6.918%, 4/1/40	6,000	7,010
7.043%, 4/1/50	6,000	7,376
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	7,324
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	1,000	997
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	6,000	6,065
5.600%, 3/15/40	6,000	6,208
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	8,216
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	6,277
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090%, 8/1/33	6,000	6,150
5.140%, 8/1/40	6,000	6,058
Tobacco Settlement Finance Authority 3.000%, 6/1/35	1,505,137	1,350,710

Total Municipal Bonds		1,744,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (40.6%)
FFCB 0.125%, 3/9/23	$50,000,000	$49,596,460
0.125%, 4/13/23	50,000,000	49,382,860
0.250%, 6/28/23	35,000,000	34,234,665
0.900%, 1/18/24	20,000,000	19,198,000
3.625%, 3/6/24	40,000,000	39,414,268
1.125%, 1/6/25	7,000,000	6,544,025
FHLB 0.125%, 8/28/23	24,165,000	23,436,450
0.500%, 11/9/23	22,000,000	21,200,432
4.500%, 10/3/24	45,000,000	45,076,680
1.875%, 9/11/26	20,000,000	18,393,194
5.500%, 7/15/36	12,000	13,181
FHLMC 2.750%, 6/19/23	2,717,000	2,690,079
0.250%, 8/24/23	13,000,000	12,631,245
0.250%, 11/6/23	50,000,000	48,107,610
1.500%, 2/12/25	25,500,000	24,033,138
0.375%, 7/21/25	12,900,000	11,679,963
FNMA 2.500%, 2/5/24	5,000,000	4,879,956

Total U.S. Government Agency Securities		410,512,206

U.S. Treasury Obligations (32.6%)
U.S. Treasury Notes 0.125%, 5/31/23	27,722,000	27,226,031
0.250%, 9/30/23	9,213,500	8,913,458
2.875%, 9/30/23	50,691,300	50,055,205
0.750%, 12/31/23	20,295,700	19,516,727
1.500%, 2/29/24	35,079,600	33,816,503
2.250%, 3/31/24	40,703,500	39,503,956
3.000%, 6/30/24	29,738,900	29,031,126
4.375%, 10/31/24	16,335,300	16,294,824
4.250%, 12/31/24	58,524,200	58,356,177
3.250%, 6/30/27	49,367,000	47,809,012

Total U.S. Treasury Obligations		330,523,019

Total Long-Term Debt Securities (92.6%) (Cost $966,705,773)		937,023,034

SHORT-TERM INVESTMENTS:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $562,838, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $573,827. (xx)	562,575	562,575

U.S. Treasury Obligations (5.8%)
U.S. Treasury Bills 4.18%, 3/30/23 (p)	51,181,000	50,657,076
4.60%, 11/2/23 (p)	9,051,500	8,710,603

Total U.S. Treasury Obligations		59,367,679

Total Short-Term Investments (5.9%) (Cost $59,948,115)		59,930,254

Total Investments in Securities (98.5%) (Cost $1,026,653,888)		996,953,288
Other Assets Less Liabilities (1.5%)		15,159,188

Net Assets (100%)		$1,012,112,476

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $119,658,494 or 11.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $549,837. This was collateralized by cash of $562,575 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CLO	—	Collateralized Loan Obligation
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	460	3/2023	USD	94,335,938	54,898

					54,898

Short Contracts
U.S. Treasury 5 Year Note	(1,524)	3/2023	USD	(164,484,844)	57,641
U.S. Treasury 10 Year Note	(57)	3/2023	USD	(6,400,922)	34,314
U.S. Treasury Ultra Bond	(4)	3/2023	USD	(537,250)	14,119

					106,074

					160,972

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$87,878,292	$—	$87,878,292
Collateralized Mortgage Obligations	—	23,383,726	—	23,383,726
Commercial Mortgage-Backed Securities	—	24,812,996	—	24,812,996
Corporate Bonds
Communication Services	—	1,652,331	—	1,652,331
Consumer Discretionary	—	5,156,184	—	5,156,184
Consumer Staples	—	1,516,129	—	1,516,129
Energy	—	1,396,798	—	1,396,798
Financials	—	30,019,399	—	30,019,399
Health Care	—	872,757	—	872,757
Industrials	—	5,774,655	—	5,774,655
Information Technology	—	6,587,545	—	6,587,545
Real Estate	—	1,064,555	—	1,064,555
Futures	160,972	—	—	160,972
Mortgage-Backed Securities	—	4,128,306	—	4,128,306
Municipal Bonds	—	1,744,136	—	1,744,136
Short-Term Investments
Repurchase Agreement	—	562,575	—	562,575
U.S. Treasury Obligations	—	59,367,679	—	59,367,679
U.S. Government Agency Securities	—	410,512,206	—	410,512,206
U.S. Treasury Obligations	—	330,523,019	—	330,523,019

Total Assets	$160,972	$996,953,288	$—	$997,114,260

Total Liabilities	$—	$—	$—	$—

Total	$160,972	$996,953,288	$—	$997,114,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$160,972	*

Total		$160,972

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$6,083,444	$6,083,444

Total	$6,083,444	$6,083,444

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$251,920	$251,920

Total	$251,920	$251,920

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $176,393,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$215,417,279
Long-term U.S. government debt securities	297,119,068

$512,536,347

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$283,225,137
Long-term U.S. government debt securities	413,683,790

$696,908,927

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$807,740
Aggregate gross unrealized depreciation	(30,706,839)

Net unrealized depreciation	$(29,899,099)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,027,013,359

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,026,091,313)	$996,390,713
Repurchase Agreements (Cost $562,575)	562,575
Cash	1,717,626
Cash held as collateral at broker for futures	2,687,465
Receivable for securities sold	115,820,859
Dividends, interest and other receivables	4,745,131
Receivable for Portfolio shares sold	529,974
Due from broker for futures variation margin	94,415
Securities lending income receivable	3,223
Other assets	4,426

Total assets	1,122,556,407

LIABILITIES
Payable for securities purchased	109,022,299
Payable for return of collateral on securities loaned	562,575
Investment management fees payable	346,151
Payable for Portfolio shares redeemed	281,769
Distribution fees payable – Class IB	98,275
Administrative fees payable	81,858
Trustees’ fees payable	1,052
Accrued expenses	49,952

Total liabilities	110,443,931

NET ASSETS	$1,012,112,476

Net assets were comprised of:
Paid in capital	$1,051,591,001
Total distributable earnings (loss)	(39,478,525)

Net assets	$1,012,112,476

Class IB
Net asset value, offering and redemption price per share, $462,873,943 / 48,351,380 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

Class K
Net asset value, offering and redemption price per share, $549,238,533 / 57,041,724 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.63

(x)	Includes value of securities on loan of $549,837.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$13,182,606
Dividends	22
Securities lending (net)	16,215

Total income	13,198,843

EXPENSES
Investment management fees	4,815,352
Distribution fees – Class IB	1,170,446
Administrative fees	1,006,103
Professional fees	91,652
Printing and mailing expenses	47,496
Trustees’ fees	35,655
Custodian fees	33,200
Miscellaneous	43,827

Gross expenses	7,243,731
Less: Waiver from investment manager	(431,930)

Net expenses	6,811,801

NET INVESTMENT INCOME (LOSS)	6,387,042

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,662,129)
Futures contracts	6,083,444

Net realized gain (loss)	(578,685)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(26,311,659)
Futures contracts	251,920

Net change in unrealized appreciation (depreciation)	(26,059,739)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,638,424)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,251,382)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,387,042	$5,716,547
Net realized gain (loss)	(578,685)	5,484,963
Net change in unrealized appreciation (depreciation)	(26,059,739)	(13,115,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,251,382)	(1,914,134)

Distributions to shareholders:
Class IB	(2,445,437)	(1,896,311)
Class K	(4,281,265)	(4,479,032)

Total distributions to shareholders	(6,726,702)	(6,375,343)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,649,100 and 14,209,856 shares, respectively ]	112,156,040	140,342,333
Capital shares issued in reinvestment of dividends [ 255,893 and 193,427 shares, respectively ]	2,445,437	1,896,311
Capital shares repurchased [ (11,726,633) and (18,138,448) shares, respectively ]	(112,856,788)	(179,060,291)

Total Class IB transactions	1,744,689	(36,821,647)

Class K
Capital shares sold [ 5,447,569 and 17,796,937 shares, respectively ]	52,688,960	176,947,939
Capital shares issued in reinvestment of dividends [ 445,427 and 454,273 shares, respectively ]	4,281,265	4,479,032
Capital shares repurchased [ (20,961,113) and (54,290,385) shares, respectively ]	(202,980,186)	(539,752,079)

Total Class K transactions	(146,009,961)	(358,325,108)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(144,265,272)	(395,146,755)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,243,356)	(403,436,232)
NET ASSETS:
Beginning of year	1,183,355,832	1,586,792,064

End of year	$1,012,112,476	$1,183,355,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.80	$9.88	$9.88	$9.80	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.02	0.09	0.17	0.12
Net realized and unrealized gain (loss)	(0.22)	(0.06)	— #	0.09	(0.01)

Total from investment operations	(0.18)	(0.04)	0.09	0.26	0.11

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.09)	(0.18)	(0.13)

Net asset value, end of year	$9.57	$9.80	$9.88	$9.88	$9.80

Total return	(1.83)%	(0.42)%	0.94%	2.63%	1.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$462,874	$472,296	$512,688	$486,821	$515,609
Ratio of expenses to average net assets:
After waivers (f)	0.77%	0.79%	0.80%	0.80%	0.81%
Before waivers (f)	0.81%	0.80%	0.81%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.47%	0.19%	0.87%	1.75%	1.24%
Before waivers (f)	0.43%	0.18%	0.86%	1.75%	1.24%
Portfolio turnover rate^	50%	77%	65%	37%	48%

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.86	$9.93	$9.93	$9.86	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.04	0.11	0.20	0.15
Net realized and unrealized gain (loss)	(0.23)	(0.05)	0.01	0.07	(0.01)

Total from investment operations	(0.16)	(0.01)	0.12	0.27	0.14

Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.12)	(0.20)	(0.15)

Net asset value, end of year	$9.63	$9.86	$9.93	$9.93	$9.86

Total return	(1.57)%	(0.09)%	1.18%	2.76%	1.47%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$549,239	$711,060	$1,074,104	$1,059,567	$887,570
Ratio of expenses to average net assets:
After waivers (f)	0.52%	0.54%	0.55%	0.55%	0.56%
Before waivers (f)	0.56%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.68%	0.45%	1.12%	2.01%	1.49%
Before waivers (f)	0.64%	0.44%	1.11%	2.01%	1.49%
Portfolio turnover rate^	50%	77%	65%	37%	48%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(28.45)%	5.28%	9.52%
Portfolio – Class IB Shares	(28.42)	5.30	9.53
Portfolio – Class K Shares	(28.28)	5.56	9.80
Russell 2000® Growth Index	(26.36)	3.51	9.20

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (28.42)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Growth Index, which returned (26.36)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	An underweight to Communication Services and an overweight to Industrials relative to the benchmark contributed to Portfolio performance.

•	Security selection within Financials and Materials added to returns.

•	Top contributors included Matador Resources Co., Howmet Aerospace, Inc. and Axon Enterprise, Inc.

What hurt performance during the year:

•	An overweight to Energy and an underweight to Materials relative to the benchmark detracted from Portfolio performance.

•	Security selection within Technology and Health Care hurt performance.

•	Individual detractors included R1 RCM, Inc., Latham Group, Inc. and MongoDB, Inc.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

Moderating freight costs, coupled with the easing of global supply chain bottlenecks, could begin to cool inflation. However, wages have been more sticky given healthy demand for labor which has led the Federal Reserve to be more hawkish than investors had hoped. As financial conditions continue to tighten, absolute valuations for small- and mid-cap growth stocks have corrected sharply and indiscriminately, to almost record low levels relative to the broader market.

The lack of risk appetite has led to little differentiation for our fundamental outperformers. Historically, after sustained periods of our approach being out of favor, the risk/reward for our high-quality secular growth ideas should become increasingly compelling. While the exact timing of a market bottom is impossible to predict, extremely attractive valuations of our small- and mid-cap growth strategy relative to the benchmark could help set the stage for potential future outperformance.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	19.9%
Information Technology	18.5
Health Care	17.0
Financials	12.6
Consumer Discretionary	11.7
Energy	7.4
Repurchase Agreements	3.6
Real Estate	3.2
Materials	3.0
Consumer Staples	2.6
Utilities	1.8
Communication Services	1.3
Investment Company	0.1
Cash and Other	(2.7)

100.0%

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,033.00	$4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.67
Class IB
Actual	1,000.00	1,033.90	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.67
Class K
Actual	1,000.00	1,034.70	3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.84	3.40

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	3,400	$109,378
ATN International, Inc.	4,300	194,833
Bandwidth, Inc., Class A*	22,500	516,375
Charge Enterprises, Inc. (x)*	52,600	65,224
Cogent Communications Holdings, Inc.	15,982	912,252
Consolidated Communications Holdings, Inc.*	28,822	103,183
EchoStar Corp., Class A*	16,600	276,888
Globalstar, Inc. (x)*	243,100	323,323
IDT Corp., Class B*	8,000	225,360
Iridium Communications, Inc.*	49,700	2,554,580
Liberty Latin America Ltd., Class A*	13,900	104,667
Liberty Latin America Ltd., Class C*	73,533	558,851
Ooma, Inc.*	1,100	14,982
Radius Global Infrastructure, Inc.*	22,800	269,496

		6,229,392

Entertainment (0.1%)
Cinemark Holdings, Inc.*	53,300	461,578
IMAX Corp.*	26,000	381,160
Liberty Media Corp.-Liberty Braves, Class A*	4,800	156,816
Liberty Media Corp.-Liberty Braves, Class C*	16,500	531,795
Lions Gate Entertainment Corp., Class A*	34,400	196,424
Lions Gate Entertainment Corp., Class B*	46,100	250,323
Madison Square Garden Entertainment Corp.*	10,111	454,692
Marcus Corp. (The)(x)	2,900	41,731
Playstudios, Inc.*	9,200	35,696
Reservoir Media, Inc.*	600	3,582
Skillz, Inc. (x)*	107,000	54,195

		2,567,992

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)*	300	3,183
Bumble, Inc., Class A*	31,400	660,970
Cargurus, Inc.*	35,774	501,194
Cars.com, Inc.*	35,000	481,950
DHI Group, Inc.*	1,700	8,993
Eventbrite, Inc., Class A*	32,100	188,106
EverQuote, Inc., Class A*	2,900	42,746
fuboTV, Inc. (x)*	140,400	244,296
Leafly Holdings, Inc. (x)*	5,900	3,846
MediaAlpha, Inc., Class A*	8,400	83,580
Outbrain, Inc.*	2,000	7,240
QuinStreet, Inc.*	14,500	208,075
Shutterstock, Inc.	9,700	511,384
TrueCar, Inc.*	39,300	98,643
Vimeo, Inc.*	52,100	178,703
Vinco Ventures, Inc. (x)*	60,800	28,211
Yelp, Inc.*	27,700	757,318
Ziff Davis, Inc.*	16,800	1,328,880
ZipRecruiter, Inc., Class A*	29,100	477,822

		5,815,140

Media (0.4%)
AdTheorent Holding Co., Inc. (x)*	1,000	1,660
Advantage Solutions, Inc.*	17,800	37,024
AMC Networks, Inc., Class A*	12,900	202,143
Audacy, Inc. (x)*	29,400	6,618
Boston Omaha Corp., Class A*	3,700	98,050
Cardlytics, Inc.*	25,300	146,234
Clear Channel Outdoor Holdings, Inc.*	167,500	175,875
Cumulus Media, Inc., Class A*	1,200	7,452
Daily Journal Corp.*	100	25,051
Entravision Communications Corp., Class A	1,700	8,160
EW Scripps Co. (The), Class A*	21,965	289,718
Gambling.com Group Ltd.*	400	3,660
Gannett Co., Inc.*	58,700	119,161
Gray Television, Inc.	41,800	467,742
iHeartMedia, Inc., Class A*	44,800	274,624
Innovid Corp.*	3,100	5,301
Integral Ad Science Holding Corp.*	15,200	133,608
John Wiley & Sons, Inc., Class A	17,300	693,038
Loyalty Ventures, Inc.*	14,400	34,704
Magnite, Inc.*	48,238	510,841
PubMatic, Inc., Class A*	15,200	194,712
Scholastic Corp.	13,300	524,818
Sinclair Broadcast Group, Inc., Class A	25,900	401,709
Stagwell, Inc.*	10,700	66,447
TechTarget, Inc.*	12,000	528,720
TEGNA, Inc.	84,800	1,796,912
Thryv Holdings, Inc.*	5,800	110,200
Urban One, Inc.*	500	1,880
Urban One, Inc., Class A*	400	1,820
WideOpenWest, Inc.*	20,100	183,111

		7,050,993

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	370,476
KORE Group Holdings, Inc. (x)*	600	756
Shenandoah Telecommunications Co.	24,728	392,681
Telephone and Data Systems, Inc.	40,500	424,845
United States Cellular Corp.*	6,100	127,185

		1,315,943

Total Communication Services		22,979,460

Consumer Discretionary (11.7%)
Auto Components (0.7%)
Adient plc*	40,700	1,411,883
American Axle & Manufacturing Holdings, Inc.*	47,100	368,322
Dana, Inc.	47,000	711,110
Dorman Products, Inc.*	10,600	857,222
Fox Factory Holding Corp.*	16,800	1,532,664
Gentherm, Inc.*	14,300	933,647
Goodyear Tire & Rubber Co. (The)*	110,686	1,123,463
Holley, Inc.*	4,700	9,964
LCI Industries	9,900	915,255
Luminar Technologies, Inc. (x)*	86,900	430,155
Modine Manufacturing Co.*	19,300	383,298
Motorcar Parts of America, Inc.*	3,300	39,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	9,900	$599,940
Solid Power, Inc. (x)*	12,300	31,242
Standard Motor Products, Inc.	9,700	337,560
Stoneridge, Inc.*	8,000	172,480
Visteon Corp.*	10,100	1,321,383
XPEL, Inc.(m)*	7,900	474,474

		11,653,200

Automobiles (0.1%)
Canoo, Inc. (x)*	36,300	44,649
Fisker, Inc. (x)*	63,600	462,372
Lordstown Motors Corp. (x)*	44,900	51,186
Winnebago Industries, Inc.	16,200	853,740
Workhorse Group, Inc. (x)*	73,000	110,960

		1,522,907

Distributors (0.7%)
Funko, Inc., Class A (x)*	25,800	281,478
Pool Corp.	40,513	12,248,295

		12,529,773

Diversified Consumer Services (0.5%)
2U, Inc.*	28,700	179,949
Adtalem Global Education, Inc.*	18,553	658,631
Chegg, Inc.*	45,300	1,144,731
Coursera, Inc.*	41,100	486,213
Duolingo, Inc.*	8,600	611,718
European Wax Center, Inc., Class A (x)	14,900	185,505
Frontdoor, Inc.*	30,100	626,080
Graham Holdings Co., Class B	1,600	966,736
Laureate Education, Inc., Class A	48,800	469,456
OneSpaWorld Holdings Ltd.*	5,600	52,248
Perdoceo Education Corp.*	29,300	407,270
Rover Group, Inc. (x)*	8,200	30,094
Strategic Education, Inc.	10,531	824,788
Stride, Inc.*	17,700	553,656
Udemy, Inc.*	26,300	277,465
Vivint Smart Home, Inc.*	34,800	414,120
WW International, Inc.*	21,700	83,762

		7,972,422

Hotels, Restaurants & Leisure (3.5%)
Accel Entertainment, Inc.*	4,800	36,960
Bally’s Corp. (x)*	10,000	193,800
Biglari Holdings, Inc., Class B*	70	9,716
BJ’s Restaurants, Inc.*	10,700	282,266
Bloomin’ Brands, Inc.	37,500	754,500
Bluegreen Vacations Holding Corp.	3,131	78,150
Bowlero Corp. (x)*	13,300	179,284
Brinker International, Inc.*	22,200	708,402
Cheesecake Factory, Inc. (The) (x)	22,000	697,620
Chuy’s Holdings, Inc.*	6,700	189,610
Cracker Barrel Old Country Store, Inc.	11,185	1,059,667
Dave & Buster’s Entertainment, Inc.*	19,800	701,712
Denny’s Corp.*	29,712	273,648
Dine Brands Global, Inc.	8,000	516,800
El Pollo Loco Holdings, Inc.	3,000	29,880
Everi Holdings, Inc.*	26,600	381,710
First Watch Restaurant Group, Inc.*	3,000	40,590
Golden Entertainment, Inc.*	6,400	239,360
Hilton Grand Vacations, Inc.*	33,100	1,275,674
International Game Technology plc	37,468	849,774
Jack in the Box, Inc.	9,900	675,477
Krispy Kreme, Inc. (x)	32,583	336,257
Kura Sushi USA, Inc., Class A*	800	38,144
Life Time Group Holdings, Inc.*	13,300	159,068
Light & Wonder, Inc.*	38,500	2,256,100
Lindblad Expeditions Holdings, Inc.*	7,800	60,060
Monarch Casino & Resort, Inc.*	4,900	376,761
NEOGAMES SA*	4,800	58,512
Noodles & Co., Class A*	1,700	9,333
Papa John’s International, Inc.	13,066	1,075,462
Planet Fitness, Inc., Class A*	224,504	17,690,915
Portillo’s, Inc., Class A (x)*	9,600	156,672
RCI Hospitality Holdings, Inc.	600	55,914
Red Rock Resorts, Inc., Class A	24,500	980,245
Rush Street Interactive, Inc.*	20,800	74,672
Ruth’s Hospitality Group, Inc.	7,400	114,552
SeaWorld Entertainment, Inc.*	19,700	1,054,147
Shake Shack, Inc., Class A*	17,500	726,775
Sonder Holdings, Inc. (x)*	12,100	15,004
Sweetgreen, Inc., Class A (x)*	32,211	276,048
Target Hospitality Corp.*	19,000	287,660
Texas Roadhouse, Inc.	24,900	2,264,655
Vacasa, Inc., Class A (x)*	25,800	32,508
Vail Resorts, Inc.	60,451	14,408,496
Wingstop, Inc.	76,420	10,516,920
Xponential Fitness, Inc., Class A*	2,100	48,153

		62,247,633

Household Durables (1.4%)
Cavco Industries, Inc.*	3,500	791,875
Century Communities, Inc.	12,500	625,125
Ethan Allen Interiors, Inc.	2,900	76,618
GoPro, Inc., Class A*	62,600	311,748
Green Brick Partners, Inc.*	9,200	222,916
Helen of Troy Ltd.*	9,033	1,001,850
Installed Building Products, Inc.	10,400	890,240
iRobot Corp. (x)*	14,119	679,548
KB Home	29,779	948,461
La-Z-Boy, Inc.	25,600	584,192
Legacy Housing Corp.*	500	9,480
LGI Homes, Inc.*	8,900	824,140
Lovesac Co. (The)*	4,800	105,648
M.D.C. Holdings, Inc.	25,502	805,863
M/I Homes, Inc.*	12,800	591,104
Meritage Homes Corp.*	14,500	1,336,900
NVR, Inc.*	2,140	9,870,921
Purple Innovation, Inc. (x)*	20,100	96,279
Skyline Champion Corp.*	23,400	1,205,334
Snap One Holdings Corp. (x)*	600	4,446
Sonos, Inc.*	52,188	881,977
Taylor Morrison Home Corp., Class A*	47,140	1,430,699
Traeger, Inc.*	8,100	22,842
Tri Pointe Homes, Inc.*	41,360	768,883
Tupperware Brands Corp.*	24,900	103,086
Universal Electronics, Inc.*	100	2,081
Vizio Holding Corp., Class A (x)*	26,400	195,624
Vuzix Corp. (x)*	23,500	85,540
Weber, Inc., Class A (x)	21,800	175,490

		24,648,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	10,600	$101,336
CarParts.com, Inc.*	19,000	118,940
ContextLogic, Inc., Class A*	207,200	101,052
Duluth Holdings, Inc., Class B*	300	1,854
Groupon, Inc. (x)*	10,200	87,516
Lands’ End, Inc.*	4,400	33,396
Liquidity Services, Inc.*	1,300	18,278
Overstock.com, Inc.*	16,500	319,440
PetMed Express, Inc. (x)	3,700	65,490
Porch Group, Inc. (x)*	29,800	56,024
Poshmark, Inc., Class A*	17,900	320,052
Quotient Technology, Inc.*	33,500	114,905
Qurate Retail, Inc.*	127,500	207,825
RealReal, Inc. (The) (x)*	32,000	40,000
Revolve Group, Inc. (x)*	14,400	320,544
Stitch Fix, Inc., Class A*	28,000	87,080
Vivid Seats, Inc., Class A*	13,900	101,470
Xometry, Inc., Class A (x)*	13,100	422,213

		2,517,415

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	619,916
Johnson Outdoors, Inc., Class A	800	52,896
Latham Group, Inc.*	10,500	33,810
Malibu Boats, Inc., Class A*	9,700	517,010
Marine Products Corp.	300	3,531
MasterCraft Boat Holdings, Inc.*	1,100	28,457
Smith & Wesson Brands, Inc.	16,000	138,880
Sturm Ruger & Co., Inc.	8,300	420,146
Topgolf Callaway Brands Corp.*	54,400	1,074,400
Vista Outdoor, Inc.*	21,126	514,841

		3,403,887

Multiline Retail (0.1%)
Big Lots, Inc.	17,100	251,370
Dillard’s, Inc., Class A (x)	1,600	517,120
Franchise Group, Inc. (x)	11,300	269,166

		1,037,656

Specialty Retail (4.1%)
Aaron’s Co., Inc. (The)	10,700	127,865
Abercrombie & Fitch Co., Class A*	27,200	623,152
Academy Sports & Outdoors, Inc.	30,000	1,576,200
American Eagle Outfitters, Inc.	69,100	964,636
America’s Car-Mart, Inc.*	2,100	151,746
Arko Corp.	46,700	404,422
Asbury Automotive Group, Inc.*	8,900	1,595,325
Bed Bath & Beyond, Inc. (x)*	36,313	91,146
Boot Barn Holdings, Inc.*	13,000	812,760
Buckle, Inc. (The)	11,600	526,060
Burlington Stores, Inc.*	52,690	10,683,424
Caleres, Inc.	15,400	343,112
Camping World Holdings, Inc., Class A (x)	16,900	377,208
Cato Corp. (The), Class A	3,100	28,923
Chico’s FAS, Inc.*	47,600	234,192
Children’s Place, Inc. (The)*	6,400	233,088
Citi Trends, Inc.*	900	23,832
Designer Brands, Inc., Class A	26,900	263,082
Destination XL Group, Inc.*	7,200	48,600
EVgo, Inc. (x)*	35,600	159,132
Five Below, Inc.*	86,191	15,244,602
Foot Locker, Inc.	30,200	1,141,258
Genesco, Inc.*	5,800	266,916
Group 1 Automotive, Inc.	6,237	1,124,968
GrowGeneration Corp. (x)*	21,700	85,064
Guess?, Inc. (x)	12,900	266,901
Haverty Furniture Cos., Inc.	1,700	50,830
Hibbett, Inc.	7,600	518,472
Lithia Motors, Inc., Class A	46,049	9,428,072
MarineMax, Inc.*	9,400	293,468
Monro, Inc.	14,850	671,220
Murphy USA, Inc.	8,200	2,292,228
National Vision Holdings, Inc.*	403,927	15,656,210
ODP Corp. (The)*	19,590	892,129
OneWater Marine, Inc., Class A*	800	22,880
Party City Holdco, Inc. (x)*	44,300	16,192
Rent-A-Center, Inc.	26,400	595,320
Sally Beauty Holdings, Inc.*	57,800	723,656
Shoe Carnival, Inc.	6,400	153,024
Signet Jewelers Ltd.	17,000	1,156,000
Sleep Number Corp.*	11,800	306,564
Sonic Automotive, Inc., Class A	12,200	601,094
Torrid Holdings, Inc. (x)*	1,400	4,144
TravelCenters of America, Inc.*	1,700	76,126
Urban Outfitters, Inc.*	34,400	820,440
Warby Parker, Inc., Class A (x)*	30,400	410,096
Winmark Corp.	400	94,332
Zumiez, Inc.*	10,600	230,444

		72,410,555

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	23,700	2,569,791
Ermenegildo Zegna NV (x)	8,200	85,854
G-III Apparel Group Ltd.*	24,000	329,040
Kontoor Brands, Inc.	24,900	995,751
Movado Group, Inc.	1,200	38,700
Oxford Industries, Inc.	7,600	708,168
PLBY Group, Inc. (x)*	9,800	26,950
Steven Madden Ltd.	34,293	1,096,004
Wolverine World Wide, Inc.	32,200	351,946

		6,202,204

Total Consumer Discretionary		206,146,562

Consumer Staples (2.6%)
Beverages (0.3%)
Celsius Holdings, Inc.*	20,800	2,164,032
Coca-Cola Consolidated, Inc.	1,800	922,248
Duckhorn Portfolio, Inc. (The) (x)*	13,400	222,038
MGP Ingredients, Inc.	5,400	574,452
National Beverage Corp.*	10,800	502,524
Primo Water Corp.	58,934	915,834
Vintage Wine Estates, Inc.*	3,300	10,758
Vita Coco Co., Inc. (The)*	6,800	93,976

		5,405,862

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	13,600	475,864
Chefs’ Warehouse, Inc. (The)*	14,200	472,576
Grocery Outlet Holding Corp.*	448,700	13,097,553
HF Foods Group, Inc.*	5,200	21,112
Ingles Markets, Inc., Class A	6,200	598,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Natural Grocers by Vitamin Cottage, Inc.	600	$5,484
PriceSmart, Inc.	9,000	547,020
Rite Aid Corp.*	21,100	70,474
SpartanNash Co.	13,800	417,312
Sprouts Farmers Market, Inc.*	47,500	1,537,575
United Natural Foods, Inc.*	24,500	948,395
Village Super Market, Inc., Class A	300	6,987
Weis Markets, Inc.	5,800	477,282

		18,675,686

Food Products (0.6%)
Alico, Inc.	400	9,548
AppHarvest, Inc. (x)*	14,800	8,397
B&G Foods, Inc. (x)	25,300	282,095
Benson Hill, Inc.*	5,900	15,045
Beyond Meat, Inc. (x)*	22,400	275,744
BRC, Inc., Class A (x)*	4,000	24,440
Calavo Growers, Inc.	5,000	147,000
Cal-Maine Foods, Inc.	18,200	990,990
Fresh Del Monte Produce, Inc.	12,400	324,756
Hain Celestial Group, Inc. (The)*	27,400	443,332
Hostess Brands, Inc.*	57,800	1,297,032
J & J Snack Foods Corp.	6,900	1,032,999
John B Sanfilippo & Son, Inc.	3,500	284,620
Lancaster Colony Corp.	7,800	1,538,940
Lifecore Biomedical, Inc.*	2,100	13,608
Local Bounti Corp. (x)*	2,500	3,475
Mission Produce, Inc.*	1,900	22,078
Seneca Foods Corp., Class A*	300	18,285
Simply Good Foods Co. (The)*	39,203	1,490,890
Sovos Brands, Inc.*	4,700	67,539
SunOpta, Inc.*	35,600	300,464
Tattooed Chef, Inc. (x)*	13,400	16,482
Tootsie Roll Industries, Inc.	3,545	150,911
TreeHouse Foods, Inc.*	20,800	1,027,104
Utz Brands, Inc.	23,600	374,296
Vital Farms, Inc.*	1,700	25,364
Whole Earth Brands, Inc.*	3,100	12,617

		10,198,051

Household Products (0.1%)
Central Garden & Pet Co.*	500	18,725
Central Garden & Pet Co., Class A*	19,300	690,940
Energizer Holdings, Inc.	27,300	915,915
WD-40 Co.	5,600	902,776

		2,528,356

Personal Products (0.4%)
Beauty Health Co. (The) (x)*	33,700	306,670
BellRing Brands, Inc.*	51,304	1,315,435
e.l.f. Beauty, Inc.*	18,800	1,039,640
Edgewell Personal Care Co.	25,400	978,916
Herbalife Nutrition Ltd.*	36,100	537,168
Honest Co., Inc. (The)*	11,700	35,217
Inter Parfums, Inc.	8,400	810,768
Medifast, Inc.	5,100	588,285
Nature’s Sunshine Products, Inc.*	2,800	23,296
Nu Skin Enterprises, Inc., Class A	19,900	838,984
Thorne HealthTech, Inc.*	600	2,178
USANA Health Sciences, Inc.*	7,400	393,680
Veru, Inc. (x)*	23,700	125,136

		6,995,373

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	18,800	17,305
Turning Point Brands, Inc.	1,800	38,934
Universal Corp.	12,000	633,720
Vector Group Ltd.	60,794	721,017

		1,410,976

Total Consumer Staples		45,214,304

Energy (7.4%)
Energy Equipment & Services (2.9%)
Archrock, Inc.	62,200	558,556
Borr Drilling Ltd.*	107,000	531,790
Bristow Group, Inc.*	9,133	247,778
Cactus, Inc., Class A	260,370	13,086,196
ChampionX Corp.	77,400	2,243,826
Diamond Offshore Drilling, Inc.*	36,400	378,560
DMC Global, Inc.*	6,100	118,584
Dril-Quip, Inc.*	15,700	426,569
Expro Group Holdings NV*	30,183	547,218
Helix Energy Solutions Group, Inc.*	55,600	410,328
Helmerich & Payne, Inc.	42,200	2,091,854
Liberty Energy, Inc., Class A	52,000	832,520
Nabors Industries Ltd.*	3,300	511,071
National Energy Services Reunited Corp.*	14,500	100,630
Newpark Resources, Inc.*	12,100	50,215
NexTier Oilfield Solutions, Inc.*	66,592	615,310
Noble Corp. plc*	27,161	1,024,241
NOV, Inc.	345,430	7,216,033
Oceaneering International, Inc.*	46,600	815,034
Oil States International, Inc.*	8,300	61,918
Patterson-UTI Energy, Inc.	858,230	14,452,593
ProFrac Holding Corp., Class A (x)*	4,000	100,800
ProPetro Holding Corp.*	33,200	344,284
RPC, Inc.	22,315	198,380
Select Energy Services, Inc., Class A	20,200	186,648
Solaris Oilfield Infrastructure, Inc., Class A	19,800	196,614
TETRA Technologies, Inc.*	13,700	47,402
Tidewater, Inc.*	21,850	805,173
US Silica Holdings, Inc.*	23,500	293,750
Valaris Ltd.*	22,200	1,501,164
Weatherford International plc*	25,700	1,308,644

		51,303,683

Oil, Gas & Consumable Fuels (4.5%)
Aemetis, Inc. (x)*	7,900	31,284
Alto Ingredients, Inc. (x)*	7,900	22,752
Amplify Energy Corp.*	5,700	50,103
Arch Resources, Inc.	6,600	942,414
Ardmore Shipping Corp.*	8,700	125,367
Berry Corp.	11,600	92,800
California Resources Corp.	33,700	1,466,287
Callon Petroleum Co.*	22,400	830,816
Centrus Energy Corp., Class A*	2,000	64,960
Chord Energy Corp.	17,223	2,356,268
Civitas Resources, Inc.	30,946	1,792,702
Clean Energy Fuels Corp.*	76,500	397,800
CNX Resources Corp.*	83,000	1,397,720
Comstock Resources, Inc.	35,700	489,447
CONSOL Energy, Inc.	12,800	832,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Crescent Energy Co., Class A (x)	13,180	$158,028
CVR Energy, Inc.	10,800	338,472
Delek US Holdings, Inc.	25,680	693,360
Denbury, Inc.*	20,200	1,757,804
DHT Holdings, Inc.	51,900	460,872
Dorian LPG Ltd.	14,715	278,849
Earthstone Energy, Inc., Class A (x)*	16,500	234,795
Empire Petroleum Corp.*	400	4,920
Energy Fuels, Inc. (x)*	57,100	354,591
Equitrans Midstream Corp.	163,800	1,097,460
Excelerate Energy, Inc., Class A	9,300	232,965
FLEX LNG Ltd. (x)	10,400	339,976
Frontline Ltd. (x)	58,800	713,832
Gevo, Inc. (x)*	152,600	289,940
Golar LNG Ltd.*	46,400	1,057,456
Green Plains, Inc.*	17,900	545,950
Gulfport Energy Corp.*	4,300	316,652
HighPeak Energy, Inc. (x)	8,700	198,969
International Seaways, Inc.	17,955	664,694
Kinetik Holdings, Inc. (x)	6,400	211,712
Kosmos Energy Ltd.*	200,900	1,277,724
Laredo Petroleum, Inc.*	5,000	257,100
Magnolia Oil & Gas Corp., Class A	61,800	1,449,210
Matador Resources Co.	245,660	14,061,579
Murphy Oil Corp.	58,700	2,524,687
NACCO Industries, Inc., Class A	200	7,600
NextDecade Corp. (x)*	15,600	77,064
Nordic American Tankers Ltd. (x)	41,800	127,908
Northern Oil and Gas, Inc.	23,900	736,598
Ovintiv, Inc.	257,290	13,047,176
Par Pacific Holdings, Inc.*	14,200	330,150
PBF Energy, Inc., Class A	35,200	1,435,456
Peabody Energy Corp. (x)*	42,900	1,133,418
Permian Resources Corp. (x)	72,500	681,500
Ranger Oil Corp.	7,700	311,311
REX American Resources Corp.*	6,800	216,648
Riley Exploration Permian, Inc.	500	14,715
Ring Energy, Inc. (x)*	24,600	60,516
SandRidge Energy, Inc.*	13,000	221,390
Scorpio Tankers, Inc.	22,100	1,188,317
SFL Corp. Ltd.	47,800	440,716
SilverBow Resources, Inc. (x)*	5,900	166,852
Sitio Royalties Corp. (x)	25,628	739,353
SM Energy Co.	50,400	1,755,432
Talos Energy, Inc.*	24,100	455,008
Targa Resources Corp.	179,510	13,193,985
Teekay Corp.*	9,800	44,492
Teekay Tankers Ltd., Class A*	5,100	157,131
Tellurian, Inc. (x)*	185,800	312,144
Uranium Energy Corp. (x)*	124,800	484,224
Ur-Energy, Inc. (x)*	11,700	13,455
VAALCO Energy, Inc. (x)	19,400	88,464
Vertex Energy, Inc. (x)*	21,300	132,060
W&T Offshore, Inc.*	49,800	277,884
World Fuel Services Corp.	31,600	863,628

		79,128,912

Total Energy		130,432,595

Financials (12.6%)
Banks (5.4%)
1st Source Corp.	6,535	346,943
ACNB Corp.	200	7,962
Amalgamated Financial Corp.	7,600	175,104
Amerant Bancorp, Inc.	10,400	279,136
American National Bankshares, Inc.	3,700	136,641
Ameris Bancorp	24,920	1,174,729
Arrow Financial Corp.	3,454	117,091
Associated Banc-Corp.	60,600	1,399,254
Atlantic Union Bankshares Corp.	31,544	1,108,456
Banc of California, Inc.	21,000	334,530
BancFirst Corp.	8,200	723,076
Bancorp, Inc. (The)*	23,500	666,930
Bank First Corp. (x)	1,300	120,666
Bank of Marin Bancorp	700	23,016
Bank of NT Butterfield & Son Ltd. (The)	26,100	778,041
BankUnited, Inc.	29,700	1,008,909
Bankwell Financial Group, Inc.	400	11,772
Banner Corp.	13,700	865,840
Bar Harbor Bankshares	800	25,632
BayCom Corp.	400	7,592
BCB Bancorp, Inc.	700	12,593
Berkshire Hills Bancorp, Inc.	20,400	609,960
Blue Ridge Bankshares, Inc.	300	3,747
Brookline Bancorp, Inc.	33,856	479,062
Business First Bancshares, Inc.	1,700	37,638
Byline Bancorp, Inc.	5,800	133,226
Cadence Bank	67,753	1,670,789
Cambridge Bancorp	1,200	99,672
Camden National Corp.	4,325	180,309
Capital Bancorp, Inc.	200	4,708
Capital City Bank Group, Inc.	5,100	165,750
Capstar Financial Holdings, Inc.	1,800	31,788
Carter Bankshares, Inc.*	2,500	41,475
Cathay General Bancorp	29,001	1,182,951
Central Pacific Financial Corp.	10,500	212,940
Citizens & Northern Corp.	4,500	102,870
City Holding Co.	7,300	679,557
Civista Bancshares, Inc.	3,200	70,432
CNB Financial Corp.	4,240	100,870
Coastal Financial Corp.*	1,300	61,776
Colony Bankcorp, Inc.	500	6,345
Columbia Banking System, Inc.	33,075	996,550
Community Bank System, Inc.	22,596	1,422,418
Community Trust Bancorp, Inc.	6,100	280,173
ConnectOne Bancorp, Inc.	16,200	392,202
CrossFirst Bankshares, Inc.*	8,800	109,208
Customers Bancorp, Inc.*	10,800	306,072
CVB Financial Corp.	51,335	1,321,876
Dime Community Bancshares, Inc.	15,719	500,336
Eagle Bancorp, Inc.	12,230	538,976
Eastern Bankshares, Inc.	64,370	1,110,382
Enterprise Bancorp, Inc.	1,100	38,830
Enterprise Financial Services Corp.	16,084	787,473
Equity Bancshares, Inc., Class A	3,500	114,345
Esquire Financial Holdings, Inc.	400	17,304
Farmers & Merchants Bancorp, Inc. (x)	900	24,462
Farmers National Banc Corp.	6,500	91,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
FB Financial Corp.	16,444	$594,286
Financial Institutions, Inc.	1,200	29,232
First Bancorp (Nasdaq Stock Exchange)	17,188	736,334
First Bancorp (Quotrix Stock Exchange)	78,100	993,432
First Bancorp, Inc. (The)	3,440	102,994
First Bancshares, Inc. (The)	2,900	92,829
First Bank	600	8,256
First Busey Corp.	26,331	650,902
First Business Financial Services, Inc.	300	10,965
First Commonwealth Financial Corp.	36,600	511,302
First Community Bankshares, Inc.	4,100	138,990
First Financial Bancorp	35,765	866,586
First Financial Bankshares, Inc.	54,800	1,885,120
First Financial Corp.	1,000	46,080
First Foundation, Inc.	18,800	269,404
First Guaranty Bancshares, Inc. (x)	100	2,345
First Internet Bancorp	1,900	46,132
First Interstate BancSystem, Inc., Class A	39,134	1,512,529
First Merchants Corp.	26,420	1,086,126
First Mid Bancshares, Inc.	6,800	218,144
First of Long Island Corp. (The)	2,100	37,800
First Western Financial, Inc.*	200	5,630
Five Star Bancorp	600	16,344
Flushing Financial Corp.	4,000	77,520
Fulton Financial Corp.	61,300	1,031,679
FVCBankcorp, Inc.*	300	5,721
German American Bancorp, Inc.	15,650	583,745
Glacier Bancorp, Inc.	46,430	2,294,571
Great Southern Bancorp, Inc.	2,500	148,725
Guaranty Bancshares, Inc.	1,590	55,078
Hancock Whitney Corp.	35,902	1,737,298
Hanmi Financial Corp.	11,800	292,050
HarborOne Bancorp, Inc.	9,200	127,880
HBT Financial, Inc.	1,800	35,226
Heartland Financial USA, Inc.	17,055	795,104
Heritage Commerce Corp.	22,800	296,400
Heritage Financial Corp.	15,266	467,750
Hilltop Holdings, Inc.	24,399	732,214
Home BancShares, Inc.	80,175	1,827,188
HomeStreet, Inc.	6,300	173,754
HomeTrust Bancshares, Inc.	3,900	94,263
Hope Bancorp, Inc.	44,585	571,134
Horizon Bancorp, Inc.	16,500	248,820
Independent Bank Corp.	2,000	47,840
Independent Bank Corp./MA	19,045	1,607,969
Independent Bank Group, Inc.	13,962	838,837
International Bancshares Corp.	20,600	942,656
John Marshall Bancorp, Inc.	300	8,634
Lakeland Bancorp, Inc.	32,010	563,696
Lakeland Financial Corp.	10,455	762,901
Live Oak Bancshares, Inc.	12,400	374,480
Macatawa Bank Corp.	4,300	47,429
Mercantile Bank Corp.	1,900	63,612
Metrocity Bankshares, Inc.	2,400	51,912
Metropolitan Bank Holding Corp.*	3,800	222,946
Mid Penn Bancorp, Inc.	700	20,979
Midland States Bancorp, Inc.	1,400	37,268
MidWestOne Financial Group, Inc.	1,100	34,925
MVB Financial Corp.	300	6,606
National Bank Holdings Corp., Class A	11,300	475,391
NBT Bancorp, Inc.	16,295	707,529
Nicolet Bankshares, Inc.*	4,800	382,992
Northeast Bank	200	8,420
Northwest Bancshares, Inc.	55,870	781,063
OceanFirst Financial Corp.	24,343	517,289
OFG Bancorp	26,100	719,316
Old National Bancorp	119,906	2,155,910
Old Second Bancorp, Inc.	12,500	200,500
Origin Bancorp, Inc.	7,700	282,590
Orrstown Financial Services, Inc.	1,100	25,476
Pacific Premier Bancorp, Inc.	38,550	1,216,638
Park National Corp.	6,450	907,837
Parke Bancorp, Inc.	200	4,148
Pathward Financial, Inc.	11,000	473,550
PCB Bancorp	400	7,076
PCSB Financial Corp.	2,700	51,408
Peapack-Gladstone Financial Corp.	4,600	171,212
Peoples Bancorp, Inc.	9,734	274,985
Peoples Financial Services Corp.	500	25,920
Pinnacle Financial Partners, Inc.	120,699	8,859,307
Preferred Bank	4,900	365,638
Premier Financial Corp.	14,994	404,388
Primis Financial Corp.	2,000	23,700
Professional Holding Corp., Class A*	1,000	27,740
QCR Holdings, Inc.	5,800	287,912
RBB Bancorp	1,500	31,275
Red River Bancshares, Inc.	500	25,530
Renasant Corp.	26,500	996,135
Republic Bancorp, Inc., Class A	3,000	122,760
Republic First Bancorp, Inc.*	1,900	4,085
S&T Bancorp, Inc.	21,059	719,797
Sandy Spring Bancorp, Inc.	16,589	584,430
Seacoast Banking Corp. of Florida	27,000	842,130
ServisFirst Bancshares, Inc.	19,300	1,329,963
Shore Bancshares, Inc.	400	6,972
Sierra Bancorp	3,100	65,844
Silvergate Capital Corp., Class A*	10,500	182,700
Simmons First National Corp., Class A	49,819	1,075,094
SmartFinancial, Inc.	1,300	35,750
South Plains Financial, Inc.	1,500	41,295
Southern First Bancshares, Inc.*	700	32,025
Southside Bancshares, Inc.	14,736	530,349
SouthState Corp.	29,150	2,225,894
Stellar Bancorp, Inc.	15,654	461,167
Stock Yards Bancorp, Inc.	12,150	789,507
Summit Financial Group, Inc.	1,600	39,824
Texas Capital Bancshares, Inc.*	19,400	1,170,014
Third Coast Bancshares, Inc.*	1,000	18,430
Tompkins Financial Corp.	7,351	570,291
Towne Bank	29,009	894,638
TriCo Bancshares	10,782	549,774
Triumph Financial, Inc.*	9,000	439,830
Trustmark Corp.	23,320	814,101
UMB Financial Corp.	19,360	1,616,947
United Bankshares, Inc.	51,502	2,085,316
United Community Banks, Inc.	41,300	1,395,940
Unity Bancorp, Inc.	200	5,466
Univest Financial Corp.	11,100	290,043
USCB Financial Holdings, Inc.*	600	7,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Valley National Bancorp	167,509	$1,894,527
Veritex Holdings, Inc.	17,824	500,498
Washington Federal, Inc.	25,000	838,750
Washington Trust Bancorp, Inc.	6,100	287,798
WesBanco, Inc.	22,675	838,521
West Bancorp, Inc.	4,600	117,530
Westamerica Bancorp	13,500	796,635

		94,975,567

Capital Markets (3.1%)
Ares Management Corp.	164,001	11,224,228
Artisan Partners Asset Management, Inc., Class A	27,100	804,870
AssetMark Financial Holdings, Inc.*	5,200	119,600
Associated Capital Group, Inc., Class A	3,130	131,429
B Riley Financial, Inc.	8,600	294,120
Bakkt Holdings, Inc. (x)*	16,800	19,992
BGC Partners, Inc., Class A	151,900	572,663
Blucora, Inc.*	18,200	464,646
Brightsphere Investment Group, Inc.	12,108	249,183
Cohen & Steers, Inc.	11,366	733,789
Cowen, Inc., Class A	11,500	444,130
Diamond Hill Investment Group, Inc.	200	37,004
Donnelley Financial Solutions, Inc.*	12,400	479,260
Federated Hermes, Inc., Class B	35,900	1,303,529
Focus Financial Partners, Inc., Class A*	23,027	858,216
GCM Grosvenor, Inc., Class A	2,400	18,264
Hamilton Lane, Inc., Class A	14,800	945,424
Houlihan Lokey, Inc.	20,700	1,804,212
LPL Financial Holdings, Inc.	83,429	18,034,847
MarketWise, Inc. (x)*	6,100	10,248
Moelis & Co., Class A	25,500	978,435
Open Lending Corp., Class A*	41,800	282,150
Oppenheimer Holdings, Inc., Class A	1,300	55,029
Perella Weinberg Partners	13,700	134,260
Piper Sandler Cos.	8,000	1,041,520
PJT Partners, Inc., Class A	160,080	11,796,295
Sculptor Capital Management, Inc.	4,800	41,568
Silvercrest Asset Management Group, Inc., Class A	300	5,631
StepStone Group, Inc., Class A	20,700	521,226
StoneX Group, Inc.*	6,446	614,304
Value Line, Inc.	200	10,176
Victory Capital Holdings, Inc., Class A	7,200	193,176
Virtus Investment Partners, Inc.	3,395	649,939
WisdomTree, Inc.	53,000	288,850

		55,162,213

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,300	34,060
Bread Financial Holdings, Inc.	18,200	685,412
Consumer Portfolio Services, Inc. (x)*	1,500	13,275
Curo Group Holdings Corp. (x)	1,800	6,390
Encore Capital Group, Inc.*	11,250	539,325
Enova International, Inc.*	16,700	640,779
EZCORP, Inc., Class A*	4,100	33,415
FirstCash Holdings, Inc.	16,004	1,390,907
Green Dot Corp., Class A*	25,200	398,664
LendingClub Corp.*	38,200	336,160
LendingTree, Inc.*	7,800	166,374
Moneylion, Inc. (x)*	6,000	3,720
Navient Corp.	56,657	932,008
Nelnet, Inc., Class A	6,550	594,412
NerdWallet, Inc., Class A (x)*	10,100	96,960
Oportun Financial Corp.*	3,800	20,938
OppFi, Inc. (x)*	900	1,845
PRA Group, Inc.*	17,960	606,689
PROG Holdings, Inc.*	26,800	452,652
Regional Management Corp.	400	11,232
Sunlight Financial Holdings, Inc. (x)*	10,000	12,900
World Acceptance Corp.*	2,700	178,038

		7,156,155

Diversified Financial Services (0.1%)
Alerus Financial Corp.	400	9,340
A-Mark Precious Metals, Inc.	6,400	222,272
Banco Latinoamericano de Comercio Exterior SA, Class E	2,820	45,684
Cannae Holdings, Inc.*	27,500	567,875
Compass Diversified Holdings	22,100	402,883
Jackson Financial, Inc., Class A	27,500	956,725
SWK Holdings Corp. (x)*	200	3,528

		2,208,307

Insurance (2.3%)
Ambac Financial Group, Inc.*	9,900	172,656
American Equity Investment Life Holding Co.	34,180	1,559,292
AMERISAFE, Inc.	8,790	456,816
Argo Group International Holdings Ltd.	16,910	437,124
Bright Health Group, Inc. (x)*	97,300	63,235
BRP Group, Inc., Class A*	23,200	583,248
CNO Financial Group, Inc.	52,600	1,201,910
Crawford & Co., Class A	2,800	15,568
Donegal Group, Inc., Class A	6,000	85,200
eHealth, Inc.*	19,700	95,348
Employers Holdings, Inc.	10,481	452,046
Enstar Group Ltd.*	4,750	1,097,440
Genworth Financial, Inc., Class A*	189,998	1,005,089
Goosehead Insurance, Inc., Class A*	7,100	243,814
Greenlight Capital Re Ltd., Class A*	5,316	43,325
HCI Group, Inc. (x)	4,100	162,319
Hippo Holdings, Inc. (x)*	2,475	33,660
Horace Mann Educators Corp.	18,310	684,245
Investors Title Co.	100	14,755
James River Group Holdings Ltd.	14,500	303,195
Kinsale Capital Group, Inc.	63,204	16,529,110
Lemonade, Inc. (x)*	14,700	201,096
MBIA, Inc.*	17,300	222,305
Mercury General Corp.	9,700	331,740
National Western Life Group, Inc., Class A	600	168,600
NI Holdings, Inc.*	4,000	53,080
Oscar Health, Inc., Class A*	67,900	167,034
Palomar Holdings, Inc.*	11,600	523,856
ProAssurance Corp.	25,000	436,750
RLI Corp.	16,000	2,100,320
Root, Inc., Class A (x)*	1,900	8,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	5,424	$457,026
Selective Insurance Group, Inc.	23,840	2,112,462
Selectquote, Inc.*	71,579	48,094
SiriusPoint Ltd.*	36,000	212,400
Stewart Information Services Corp.	12,600	538,398
Tiptree, Inc.	700	9,688
Trean Insurance Group, Inc.*	1,600	9,600
Trupanion, Inc. (x)*	137,837	6,551,393
United Fire Group, Inc.	7,800	213,408
Universal Insurance Holdings, Inc.	1,800	19,062

		39,624,238

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AFC Gamma, Inc. (REIT) (x)	1,200	18,876
Angel Oak Mortgage, Inc. (REIT) (x)	1,000	4,730
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	759,097
Arbor Realty Trust, Inc. (REIT)	64,200	846,798
Ares Commercial Real Estate Corp. (REIT)	19,900	204,771
ARMOUR Residential REIT, Inc. (REIT) (x)	34,300	193,109
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	66,200	1,401,454
BrightSpire Capital, Inc. (REIT)	32,500	202,475
Broadmark Realty Capital, Inc. (REIT)	64,100	228,196
Chicago Atlantic Real Estate Finance, Inc. (REIT)	400	6,028
Chimera Investment Corp. (REIT) (x)	95,600	525,800
Claros Mortgage Trust, Inc. (REIT) (x)	33,500	492,785
Dynex Capital, Inc. (REIT) (x)	21,300	270,936
Ellington Financial, Inc. (REIT)	20,700	256,059
Franklin BSP Realty Trust, Inc. (REIT) (x)	30,600	394,740
Granite Point Mortgage Trust, Inc. (REIT)	9,200	49,312
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	34,100	988,218
Invesco Mortgage Capital, Inc. (REIT) (x)	17,469	222,380
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	262,448
Ladder Capital Corp. (REIT)	54,887	551,065
MFA Financial, Inc. (REIT) (x)	56,525	556,771
New York Mortgage Trust, Inc. (REIT)	170,600	436,736
Nexpoint Real Estate Finance, Inc. (REIT)	600	9,534
Orchid Island Capital, Inc. (REIT) (x)	22,920	240,660
PennyMac Mortgage Investment Trust (REIT) (x)	40,863	506,293
Ready Capital Corp. (REIT) (x)	42,600	474,564
Redwood Trust, Inc. (REIT) (x)	57,300	387,348
TPG RE Finance Trust, Inc. (REIT)	17,100	116,109
Two Harbors Investment Corp. (REIT)	34,125	538,151

		11,145,443

Thrifts & Mortgage Finance (0.7%)
Axos Financial, Inc.*	21,380	817,144
Blue Foundry Bancorp*	900	11,565
Bridgewater Bancshares, Inc.*	2,500	44,350
Capitol Federal Financial, Inc.	60,600	524,190
Columbia Financial, Inc.*	15,100	326,462
Enact Holdings, Inc. (x)	8,500	205,020
Essent Group Ltd.	44,300	1,722,384
Federal Agricultural Mortgage Corp., Class C	4,000	450,840
Finance of America Cos., Inc., Class A*	1,300	1,651
Greene County Bancorp, Inc. (x)	500	28,710
Hingham Institution For Savings (The)	400	110,384
Home Bancorp, Inc.	1,000	40,030
Kearny Financial Corp.	24,645	250,147
Luther Burbank Corp.	11,100	123,321
Merchants Bancorp	3,900	94,848
Mr Cooper Group, Inc.*	26,761	1,073,919
NMI Holdings, Inc., Class A*	40,300	842,270
Northfield Bancorp, Inc.	5,300	83,369
PennyMac Financial Services, Inc.	12,000	679,920
Pioneer Bancorp, Inc.*	300	3,420
Provident Bancorp, Inc.	2,008	14,618
Provident Financial Services, Inc.	36,756	785,108
Radian Group, Inc.	67,566	1,288,484
Southern Missouri Bancorp, Inc.	1,300	59,579
Sterling Bancorp, Inc.*	400	2,436
TrustCo Bank Corp.	2,300	86,457
Velocity Financial, Inc.*	300	2,895
Walker & Dunlop, Inc.	11,300	886,824
Waterstone Financial, Inc.	1,700	29,308
WSFS Financial Corp.	29,381	1,332,134

		11,921,787

Total Financials		222,193,710

Health Care (17.0%)
Biotechnology (6.7%)
2seventy bio, Inc.*	13,000	121,810
4D Molecular Therapeutics, Inc.*	3,500	77,735
Aadi Bioscience, Inc. (x)*	1,000	12,830
Absci Corp.*	2,100	4,410
ACADIA Pharmaceuticals, Inc.*	47,900	762,568
ADC Therapeutics SA (x)*	203,822	782,676
Adicet Bio, Inc.*	9,700	86,718
ADMA Biologics, Inc.*	28,000	108,640
Aerovate Therapeutics, Inc. (x)*	700	20,510
Affimed NV*	67,700	83,948
Agenus, Inc.*	120,400	288,960
Agios Pharmaceuticals, Inc. (x)*	24,700	693,576
Akero Therapeutics, Inc.*	10,900	597,320
Albireo Pharma, Inc. (x)*	9,400	203,134
Alector, Inc.*	22,900	211,367
Alkermes plc*	64,200	1,677,546
Allogene Therapeutics, Inc. (x)*	24,177	152,073
Allovir, Inc.*	12,100	62,073
Alpine Immune Sciences, Inc. (x)*	1,200	8,820
ALX Oncology Holdings, Inc. (x)*	6,100	68,747
Amicus Therapeutics, Inc.*	98,529	1,203,039
AnaptysBio, Inc.*	7,700	238,623
Anavex Life Sciences Corp. (x)*	24,300	225,018
Anika Therapeutics, Inc.*	6,200	183,520
Apellis Pharmaceuticals, Inc.*	36,500	1,887,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Arbutus Biopharma Corp.*	10,000	$23,300
Arcellx, Inc. (x)*	11,700	362,466
Arcturus Therapeutics Holdings, Inc.*	10,200	172,992
Arcus Biosciences, Inc.*	155,210	3,209,743
Arcutis Biotherapeutics, Inc.*	12,800	189,440
Arrowhead Pharmaceuticals, Inc.*	200,234	8,121,491
Ascendis Pharma A/S (ADR) (x)*	37,781	4,614,194
Atara Biotherapeutics, Inc.*	42,100	138,088
Aura Biosciences, Inc.*	1,000	10,500
Aurinia Pharmaceuticals, Inc.*	48,800	210,816
Avid Bioservices, Inc.*	24,500	337,365
Avidity Biosciences, Inc.*	14,400	319,536
Beam Therapeutics, Inc. (x)*	23,100	903,441
BioCryst Pharmaceuticals, Inc. (x)*	77,400	888,552
Biohaven Ltd. (x)*	11,350	157,538
Bioxcel Therapeutics, Inc. (x)*	6,000	128,880
Bluebird Bio, Inc.*	47,600	329,392
Blueprint Medicines Corp.*	122,786	5,379,255
Bridgebio Pharma, Inc.*	43,076	328,239
C4 Therapeutics, Inc. (x)*	18,100	106,790
CareDx, Inc.*	23,500	268,135
Caribou Biosciences, Inc.*	5,500	34,540
Catalyst Pharmaceuticals, Inc.*	42,700	794,220
Celldex Therapeutics, Inc.*	15,700	699,749
Celularity, Inc., Class A (x)*	7,300	9,417
Century Therapeutics, Inc. (x)*	1,900	9,747
Cerevel Therapeutics Holdings, Inc.*	19,900	627,646
Chimerix, Inc.*	40,300	74,958
Chinook Therapeutics, Inc.*	19,340	506,708
Cogent Biosciences, Inc. (x)*	24,900	287,844
Coherus Biosciences, Inc.*	490,065	3,881,315
Crinetics Pharmaceuticals, Inc.*	19,200	351,360
CTI BioPharma Corp. (x)*	41,400	248,814
Cullinan Oncology, Inc.*	10,300	108,665
Cytokinetics, Inc.*	32,500	1,489,150
Day One Biopharmaceuticals, Inc. (x)*	15,400	331,408
Deciphera Pharmaceuticals, Inc.*	18,600	304,854
Denali Therapeutics, Inc.*	36,400	1,012,284
Design Therapeutics, Inc. (x)*	9,300	95,418
Dynavax Technologies Corp.*	47,500	505,400
Dyne Therapeutics, Inc.*	5,000	57,950
Eagle Pharmaceuticals, Inc.*	5,500	160,765
Editas Medicine, Inc.*	27,600	244,812
Eiger BioPharmaceuticals, Inc.*	22,700	26,786
Emergent BioSolutions, Inc.*	20,700	244,467
Enanta Pharmaceuticals, Inc.*	7,900	367,508
EQRx, Inc.*	78,200	192,372
Erasca, Inc. (x)*	163,933	706,551
Fate Therapeutics, Inc.*	34,500	348,105
FibroGen, Inc.*	42,600	682,452
Foghorn Therapeutics, Inc. (x)*	2,100	13,398
Generation Bio Co.*	19,078	74,977
Geron Corp.*	131,700	318,714
Gossamer Bio, Inc. (x)*	23,300	50,561
GreenLight Biosciences Holdings PBC (x)*	2,500	2,950
Halozyme Therapeutics, Inc.*	52,800	3,004,320
Heron Therapeutics, Inc. (x)*	65,900	164,750
HilleVax, Inc. (x)*	900	15,057
Humacyte, Inc.*	3,000	6,330
Icosavax, Inc. (x)*	900	7,146
Ideaya Biosciences, Inc.*	13,600	247,112
IGM Biosciences, Inc. (x)*	9,600	163,296
Imago Biosciences, Inc.*	2,400	86,280
ImmunityBio, Inc. (x)*	44,500	225,615
ImmunoGen, Inc.*	106,300	527,248
Immunovant, Inc.*	25,800	457,950
Inhibrx, Inc.*	10,800	266,112
Inovio Pharmaceuticals, Inc. (x)*	137,900	215,124
Insmed, Inc.*	50,400	1,006,992
Instil Bio, Inc.*	35,600	22,428
Intellia Therapeutics, Inc.*	146,021	5,094,673
Intercept Pharmaceuticals, Inc.*	10,900	134,833
Invivyd, Inc. (x)*	2,700	4,050
Iovance Biotherapeutics, Inc.*	54,900	350,811
Ironwood Pharmaceuticals, Inc.*	49,800	617,022
iTeos Therapeutics, Inc.*	9,400	183,582
IVERIC bio, Inc.*	337,850	7,233,369
Janux Therapeutics, Inc.*	2,200	28,974
Jounce Therapeutics, Inc.*	32,800	36,408
KalVista Pharmaceuticals, Inc.*	4,300	29,068
Karuna Therapeutics, Inc.*	48,272	9,485,448
Karyopharm Therapeutics, Inc. (x)*	49,400	167,960
Keros Therapeutics, Inc.*	6,500	312,130
Kezar Life Sciences, Inc.*	21,088	148,460
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	193,242
Kinnate Biopharma, Inc.*	2,500	15,250
Kodiak Sciences, Inc.*	18,400	131,744
Kronos Bio, Inc.*	17,000	27,540
Krystal Biotech, Inc.*	7,500	594,150
Kura Oncology, Inc.*	26,400	327,624
Kymera Therapeutics, Inc.*	11,600	289,536
Legend Biotech Corp. (ADR)*	96,453	4,814,934
Lexicon Pharmaceuticals, Inc.*	4,800	9,168
Lyell Immunopharma, Inc. (x)*	56,772	196,999
MacroGenics, Inc.*	37,400	250,954
Madrigal Pharmaceuticals, Inc.*	4,500	1,306,125
MannKind Corp.*	96,800	510,136
MeiraGTx Holdings plc*	13,300	86,716
Mersana Therapeutics, Inc.*	32,700	191,622
MiMedx Group, Inc.*	49,500	137,610
Mirum Pharmaceuticals, Inc.*	11,000	214,500
Monte Rosa Therapeutics, Inc. (x)*	2,900	22,069
Morphic Holding, Inc.*	15,600	417,300
Myriad Genetics, Inc.*	38,100	552,831
Nkarta, Inc.*	19,700	118,003
Nurix Therapeutics, Inc.*	12,500	137,250
Nuvalent, Inc., Class A (x)*	6,900	205,482
Ocugen, Inc. (x)*	122,300	158,990
Organogenesis Holdings, Inc.*	31,700	85,273
Outlook Therapeutics, Inc. (x)*	5,000	5,400
Pardes Biosciences, Inc.*	1,900	3,211
PDL BioPharma, Inc.(r)(x)*	73,900	28,350
PepGen, Inc. (x)*	800	10,696
PMV Pharmaceuticals, Inc. (x)*	18,000	156,600
Point Biopharma Global, Inc.*	22,900	166,941
Praxis Precision Medicines, Inc.*	10,300	24,514
Precigen, Inc. (x)*	41,700	63,384
Prometheus Biosciences, Inc.*	11,500	1,265,000
Protagonist Therapeutics, Inc.*	20,800	226,928
Prothena Corp. plc*	13,600	819,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
PTC Therapeutics, Inc.*	30,800	$1,175,636
Rallybio Corp.*	700	4,599
RAPT Therapeutics, Inc.*	9,200	182,160
Recursion Pharmaceuticals, Inc., Class A*	43,815	337,814
REGENXBIO, Inc.*	18,700	424,116
Relay Therapeutics, Inc.*	37,500	560,250
Replimune Group, Inc.*	10,300	280,160
REVOLUTION Medicines, Inc.*	29,000	690,780
Rigel Pharmaceuticals, Inc.*	71,700	107,550
Rocket Pharmaceuticals, Inc.*	15,900	311,163
Sage Therapeutics, Inc.*	19,000	724,660
Sana Biotechnology, Inc. (x)*	33,400	131,930
Sangamo Therapeutics, Inc.*	47,800	150,092
Seres Therapeutics, Inc.*	33,500	187,600
Sorrento Therapeutics, Inc. (x)*	108,400	96,042
SpringWorks Therapeutics, Inc.*	10,600	275,706
Stoke Therapeutics, Inc.*	10,900	100,607
Sutro Biopharma, Inc.*	13,600	109,888
Syndax Pharmaceuticals, Inc.*	18,800	478,460
Talaris Therapeutics, Inc. (x)*	5,500	5,610
Tango Therapeutics, Inc. (x)*	2,500	18,125
Tenaya Therapeutics, Inc. (x)*	1,500	3,015
TG Therapeutics, Inc.*	54,400	643,552
Travere Therapeutics, Inc.*	24,000	504,720
Twist Bioscience Corp. (x)*	20,373	485,081
Tyra Biosciences, Inc.*	600	4,560
Ultragenyx Pharmaceutical, Inc.*	114,792	5,318,313
Vanda Pharmaceuticals, Inc.*	21,603	159,646
Vaxart, Inc. (x)*	73,800	70,914
Vaxcyte, Inc.*	26,200	1,256,290
VBI Vaccines, Inc.*	6,400	2,503
Vera Therapeutics, Inc. (x)*	1,100	21,285
Veracyte, Inc.*	28,100	666,813
Vericel Corp.*	20,300	534,702
Verve Therapeutics, Inc. (x)*	13,700	265,095
Vir Biotechnology, Inc.*	204,152	5,167,087
Viridian Therapeutics, Inc. (x)*	4,100	119,761
VistaGen Therapeutics, Inc. (x)*	40,900	4,213
Xencor, Inc.*	27,600	718,704
Y-mAbs Therapeutics, Inc.*	24,500	119,560
Zentalis Pharmaceuticals, Inc.*	13,510	272,091

		117,527,967

Health Care Equipment & Supplies (5.3%)
Alphatec Holdings, Inc.*	24,600	303,810
AngioDynamics, Inc.*	14,600	201,042
Artivion, Inc.*	16,300	197,556
AtriCure, Inc.*	297,391	13,198,213
Atrion Corp.	700	391,615
Avanos Medical, Inc.*	25,500	690,030
Axogen, Inc.*	15,700	156,686
Axonics, Inc.*	17,700	1,106,781
Bioventus, Inc., Class A (x)*	23,707	61,875
Butterfly Network, Inc. (x)*	58,100	142,926
Cardiovascular Systems, Inc.*	19,100	260,142
Cerus Corp.*	72,400	264,260
CONMED Corp.	10,881	964,492
Cue Health, Inc. (x)*	14,000	28,980
Cutera, Inc.*	6,600	291,852
Embecta Corp.	20,900	528,561
Figs, Inc., Class A*	46,400	312,272
Glaukos Corp.*	21,076	920,600
Haemonetics Corp.*	20,200	1,588,730
Heska Corp.*	3,300	205,128
Inari Medical, Inc.*	176,820	11,238,679
Inogen, Inc.*	9,200	181,332
Inspire Medical Systems, Inc.*	10,900	2,745,492
Insulet Corp.*	27,180	8,001,520
Integer Holdings Corp.*	15,100	1,033,746
iRadimed Corp.	5,000	141,450
iRhythm Technologies, Inc.*	97,647	9,146,594
Lantheus Holdings, Inc.*	246,080	12,540,237
LeMaitre Vascular, Inc.	7,200	331,344
LivaNova plc*	20,032	1,112,577
Meridian Bioscience, Inc.*	18,700	621,027
Merit Medical Systems, Inc.*	20,575	1,453,006
Mesa Laboratories, Inc.	2,300	382,283
Nano-X Imaging Ltd. (x)*	7,800	57,564
Neogen Corp.*	84,112	1,281,026
Nevro Corp.*	14,200	562,320
NuVasive, Inc.*	21,400	882,536
Omnicell, Inc.*	18,100	912,602
OraSure Technologies, Inc.*	29,400	141,708
Orthofix Medical, Inc.*	10,900	223,777
OrthoPediatrics Corp.*	5,500	218,515
Outset Medical, Inc.*	18,300	472,506
Paragon 28, Inc. (x)*	16,800	321,048
PROCEPT BioRobotics Corp. (x)*	9,300	386,322
Pulmonx Corp.*	20,300	171,129
RxSight, Inc.*	700	8,869
SeaSpine Holdings Corp.*	16,300	136,105
Senseonics Holdings, Inc. (x)*	166,300	171,289
Shockwave Medical, Inc.*	13,556	2,787,249
SI-BONE, Inc.*	11,700	159,120
Sight Sciences, Inc.*	3,000	36,630
Silk Road Medical, Inc.*	214,994	11,362,433
STAAR Surgical Co.*	19,100	927,114
Surmodics, Inc.*	4,900	167,188
Tactile Systems Technology, Inc.*	10,200	117,096
TransMedics Group, Inc.*	11,900	734,468
Treace Medical Concepts, Inc.*	20,100	462,099
UFP Technologies, Inc.*	2,700	318,303
Utah Medical Products, Inc.	1,600	160,848
Varex Imaging Corp.*	11,400	231,420
Vicarious Surgical, Inc.*	1,800	3,636
ViewRay, Inc.*	39,500	176,960
Zimvie, Inc.*	4,400	41,096
Zynex, Inc. (x)	2,200	30,602

		94,408,416

Health Care Providers & Services (1.7%)
1Life Healthcare, Inc.*	65,600	1,096,176
23andMe Holding Co. (x)*	100,400	216,864
Accolade, Inc.*	20,192	157,296
AdaptHealth Corp.*	32,575	626,091
Addus HomeCare Corp.*	6,900	686,481
Agiliti, Inc. (x)*	9,300	151,683
AirSculpt Technologies, Inc. (x)	2,400	8,880
Alignment Healthcare, Inc.*	29,700	349,272
AMN Healthcare Services, Inc.*	16,300	1,675,966
Apollo Medical Holdings, Inc.*	14,500	429,055
ATI Physical Therapy, Inc. (x)*	7,000	2,135
Aveanna Healthcare Holdings, Inc.*	13,800	10,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Brookdale Senior Living, Inc.*	71,500	$195,195
Cano Health, Inc. (x)*	188,500	258,245
CareMax, Inc.*	6,200	22,630
Castle Biosciences, Inc.*	8,500	200,090
Clover Health Investments Corp.*	138,900	129,108
Community Health Systems, Inc.*	81,700	352,944
CorVel Corp.*	3,500	508,655
Cross Country Healthcare, Inc.*	14,700	390,579
DocGo, Inc. (x)*	24,700	174,629
Ensign Group, Inc. (The)	21,500	2,034,115
Fulgent Genetics, Inc. (x)*	6,200	184,636
Guardant Health, Inc.*	232,104	6,313,229
HealthEquity, Inc.*	32,800	2,021,792
Hims & Hers Health, Inc. (x)*	48,800	312,808
Innovage Holding Corp. (x)*	3,900	28,002
Invitae Corp. (x)*	80,200	149,172
Joint Corp. (The)*	7,600	106,248
LHC Group, Inc.*	12,573	2,032,928
LifeStance Health Group, Inc. (x)*	34,000	167,960
ModivCare, Inc.*	4,900	439,677
National HealthCare Corp.	6,100	362,950
National Research Corp.	4,700	175,310
Oncology Institute, Inc. (The) (x)*	1,700	2,805
OPKO Health, Inc.*	204,200	255,250
Option Care Health, Inc.*	57,850	1,740,706
Owens & Minor, Inc.*	32,050	625,936
P3 Health Partners, Inc. (x)*	600	1,104
Patterson Cos., Inc.	38,700	1,084,761
Pediatrix Medical Group, Inc.*	30,200	448,772
Pennant Group, Inc. (The)*	11,300	124,074
PetIQ, Inc.*	13,600	125,392
Privia Health Group, Inc.*	15,700	356,547
Progyny, Inc.*	29,100	906,465
R1 RCM, Inc. (x)*	47,200	516,840
RadNet, Inc.*	18,500	348,355
Select Medical Holdings Corp.	39,319	976,291
Sema4 Holdings Corp.*	47,500	12,531
Surgery Partners, Inc.*	12,700	353,822
US Physical Therapy, Inc.	6,200	502,386

		30,353,602

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	46,800	825,552
American Well Corp., Class A*	77,900	220,457
Babylon Holdings Ltd., Class A (x)*	467	3,152
Computer Programs and Systems, Inc.*	6,500	176,930
Evolent Health, Inc., Class A*	27,900	783,432
Health Catalyst, Inc.*	19,400	206,222
HealthStream, Inc.*	8,300	206,172
Multiplan Corp. (x)*	146,700	168,705
NextGen Healthcare, Inc.*	23,900	448,842
Nutex Health, Inc. (x)*	93,400	177,460
OptimizeRx Corp.*	8,800	147,840
Pear Therapeutics, Inc. (x)*	1,800	2,124
Phreesia, Inc.*	18,900	611,604
Schrodinger, Inc.*	18,110	338,476
Sharecare, Inc.*	56,700	90,720
Simulations Plus, Inc.	6,300	230,391

		4,638,079

Life Sciences Tools & Services (1.8%)
AbCellera Biologics, Inc. (x)*	75,400	763,802
Adaptive Biotechnologies Corp.*	40,600	310,184
Akoya Biosciences, Inc. (x)*	2,900	27,753
Alpha Teknova, Inc.*	900	5,076
Berkeley Lights, Inc.*	34,000	91,120
BioLife Solutions, Inc.*	12,300	223,860
Bionano Genomics, Inc. (x)*	112,600	164,396
Codexis, Inc.*	31,700	147,722
CryoPort, Inc.*	16,700	289,745
Cytek Biosciences, Inc.*	37,342	381,262
ICON plc*	46,757	9,082,547
Inotiv, Inc. (x)*	2,500	12,350
MaxCyte, Inc. (x)*	6,700	36,582
Medpace Holdings, Inc.*	11,100	2,357,751
NanoString Technologies, Inc.*	35,300	281,341
Nautilus Biotechnology, Inc. (x)*	1,400	2,520
NeoGenomics, Inc.*	43,800	404,712
OmniAb, Inc. (x)*	32,094	115,539
Pacific Biosciences of California, Inc.*	81,700	668,306
Quanterix Corp.*	16,600	229,910
Quantum-Si, Inc. (x)*	6,500	11,895
Repligen Corp.*	91,369	15,469,685
Science 37 Holdings, Inc.*	2,700	1,121
Seer, Inc.*	19,700	114,260
Singular Genomics Systems, Inc.*	1,700	3,417
SomaLogic, Inc. (x)*	65,600	164,656

		31,361,512

Pharmaceuticals (1.2%)
Aclaris Therapeutics, Inc.*	19,100	300,825
Amneal Pharmaceuticals, Inc.*	30,400	60,496
Amphastar Pharmaceuticals, Inc.*	16,400	459,528
Amylyx Pharmaceuticals, Inc. (x)*	14,100	520,995
AN2 Therapeutics, Inc.*	400	3,812
ANI Pharmaceuticals, Inc.*	6,100	245,403
Arvinas, Inc.*	17,500	598,675
Atea Pharmaceuticals, Inc.*	31,100	149,591
Athira Pharma, Inc.*	27,600	87,492
Axsome Therapeutics, Inc.*	12,500	964,125
Cara Therapeutics, Inc.*	16,000	171,840
Cassava Sciences, Inc. (x)*	14,600	431,284
CinCor Pharma, Inc.*	7,600	93,404
Collegium Pharmaceutical, Inc.*	10,700	248,240
Corcept Therapeutics, Inc.*	40,500	822,555
DICE Therapeutics, Inc. (x)*	8,400	262,080
Edgewise Therapeutics, Inc. (x)*	4,500	40,230
Esperion Therapeutics, Inc.*	24,100	150,143
Evolus, Inc.*	18,700	140,437
EyePoint Pharmaceuticals, Inc.*	1,000	3,500
Fulcrum Therapeutics, Inc.*	13,400	97,552
Harmony Biosciences Holdings, Inc.*	8,600	473,860
Innoviva, Inc.*	20,000	265,000
Intra-Cellular Therapies, Inc.*	164,970	8,730,212
OmniAb, Inc.(r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	6,550	437,540
Liquidia Corp.*	5,500	35,035
Nektar Therapeutics*	66,100	149,386
NGM Biopharmaceuticals, Inc.*	34,400	172,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nuvation Bio, Inc. (x)*	67,829	$130,232
Ocular Therapeutix, Inc.*	38,100	107,061
Pacira BioSciences, Inc.*	16,500	637,065
Phathom Pharmaceuticals, Inc. (x)*	2,900	32,538
Phibro Animal Health Corp., Class A	8,900	119,349
Prestige Consumer Healthcare, Inc.*	22,700	1,421,020
Provention Bio, Inc. (x)*	33,500	354,095
Reata Pharmaceuticals, Inc., Class A (x)*	11,000	417,890
Relmada Therapeutics, Inc. (x)*	18,900	65,961
Revance Therapeutics, Inc.*	29,200	539,032
SIGA Technologies, Inc. (x)	28,900	212,704
Supernus Pharmaceuticals, Inc.*	24,500	873,915
Tarsus Pharmaceuticals, Inc.*	1,600	23,456
Theravance Biopharma, Inc.*	23,300	261,426
Theseus Pharmaceuticals, Inc.*	1,500	7,470
Tricida, Inc. (x)*	195,400	29,877
Ventyx Biosciences, Inc.*	10,700	350,853
Xeris Biopharma Holdings, Inc.*	8,500	11,305

		21,711,177

Total Health Care		300,000,753

Industrials (19.9%)
Aerospace & Defense (3.4%)
AAR Corp.*	17,100	767,790
Aerojet Rocketdyne Holdings, Inc.*	34,400	1,923,992
AeroVironment, Inc.*	10,000	856,600
AerSale Corp. (x)*	2,300	37,306
Archer Aviation, Inc., Class A (x)*	10,000	18,700
Astra Space, Inc. (x)*	20,300	8,806
Astronics Corp.*	1,100	11,330
Axon Enterprise, Inc.*	86,757	14,395,589
Cadre Holdings, Inc. (x)	1,200	24,168
Curtiss-Wright Corp.	73,108	12,208,305
Ducommun, Inc.*	500	24,980
Hexcel Corp.	178,410	10,499,428
Howmet Aerospace, Inc.	340,370	13,413,982
Kaman Corp.	14,300	318,890
Kratos Defense & Security Solutions, Inc.*	59,500	614,040
Maxar Technologies, Inc.	28,100	1,453,894
Momentus, Inc. (x)*	2,600	2,028
Moog, Inc., Class A	10,800	947,808
National Presto Industries, Inc.	200	13,692
Park Aerospace Corp.	600	8,046
Parsons Corp.*	13,100	605,875
Redwire Corp. (x)*	1,400	2,772
Rocket Lab USA, Inc. (x)*	77,600	292,552
Terran Orbital Corp. (x)*	17,700	27,966
Triumph Group, Inc.*	23,900	251,428
V2X, Inc.*	900	37,161
Virgin Galactic Holdings, Inc. (x)*	83,100	289,188

		59,056,316

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	719,646
Atlas Air Worldwide Holdings, Inc.*	11,000	1,108,800
Forward Air Corp.	12,200	1,279,658
Hub Group, Inc., Class A*	15,000	1,192,350
Radiant Logistics, Inc.*	1,100	5,599

		4,306,053

Airlines (0.2%)
Allegiant Travel Co.*	6,490	441,255
Blade Air Mobility, Inc. (x)*	3,900	13,962
Frontier Group Holdings, Inc. (x)*	21,700	222,859
Hawaiian Holdings, Inc. (x)*	25,400	260,604
Joby Aviation, Inc. (x)*	91,400	306,190
SkyWest, Inc.*	23,800	392,938
Spirit Airlines, Inc.	43,100	839,588
Sun Country Airlines Holdings, Inc.*	12,400	196,664
Wheels Up Experience, Inc.*	15,000	15,450

		2,689,510

Building Products (2.0%)
AAON, Inc.	19,315	1,454,806
American Woodmark Corp.*	7,200	351,792
Apogee Enterprises, Inc.	12,300	546,858
Armstrong World Industries, Inc.	116,168	7,967,963
Caesarstone Ltd.	1,100	6,281
Carlisle Cos., Inc.	67,337	15,867,964
CSW Industrials, Inc.	6,700	776,731
Gibraltar Industries, Inc.*	13,000	596,440
Griffon Corp.	23,400	837,486
Insteel Industries, Inc.	1,400	38,528
Janus International Group, Inc.*	29,700	282,744
JELD-WEN Holding, Inc.*	31,717	306,069
Masonite International Corp. (x)*	10,800	870,588
PGT Innovations, Inc.*	22,700	407,692
Quanex Building Products Corp.	12,100	286,528
Resideo Technologies, Inc.*	61,700	1,014,965
Simpson Manufacturing Co., Inc.	17,900	1,587,014
UFP Industries, Inc.	22,564	1,788,197
View, Inc. (x)*	26,500	25,570
Zurn Elkay Water Solutions Corp.	51,600	1,091,340

		36,105,556

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	28,300	1,257,086
ACCO Brands Corp.	21,600	120,744
ACV Auctions, Inc., Class A*	41,000	336,610
Aris Water Solution, Inc., Class A	6,100	87,901
Brady Corp., Class A	18,000	847,800
BrightView Holdings, Inc.*	5,000	34,450
Brink’s Co. (The)	18,016	967,639
Casella Waste Systems, Inc., Class A*	18,437	1,462,239
Cimpress plc (x)*	7,600	209,836
CoreCivic, Inc. (REIT)*	53,500	618,460
Deluxe Corp.	16,600	281,868
Driven Brands Holdings, Inc.*	502,070	13,711,532
Ennis, Inc.	900	19,944
GEO Group, Inc. (The) (x)*	46,000	503,700
Harsco Corp.*	41,400	260,406
Healthcare Services Group, Inc.	34,500	414,000
Heritage-Crystal Clean, Inc.*	1,800	58,464
HNI Corp.	22,100	628,303
Interface, Inc.	21,300	210,231
KAR Auction Services, Inc.*	45,284	590,956
Kimball International, Inc., Class B	1,100	7,150
Li-Cycle Holdings Corp. (x)*	48,100	228,956
Matthews International Corp., Class A	17,344	527,951
MillerKnoll, Inc.	29,440	618,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Montrose Environmental Group, Inc.*	9,200	$408,388
Pitney Bowes, Inc.	88,500	336,300
Quad/Graphics, Inc.*	1,900	7,752
SP Plus Corp.*	8,500	295,120
Steelcase, Inc., Class A	44,100	311,787
Tetra Tech, Inc.	94,021	13,650,909
UniFirst Corp.	5,700	1,100,043
Viad Corp.*	6,600	160,974
VSE Corp.	400	18,752

		40,294,785

Construction & Engineering (0.8%)
Ameresco, Inc., Class A*	14,800	845,672
API Group Corp.*	77,700	1,461,537
Arcosa, Inc.	22,600	1,228,084
Argan, Inc.	600	22,128
Comfort Systems USA, Inc.	15,700	1,806,756
Concrete Pumping Holdings, Inc.*	3,000	17,550
Construction Partners, Inc., Class A*	15,500	413,695
Dycom Industries, Inc.*	11,300	1,057,680
EMCOR Group, Inc.	19,974	2,958,349
Fluor Corp.*	54,700	1,895,902
Granite Construction, Inc.	21,421	751,235
Great Lakes Dredge & Dock Corp.*	30,300	180,285
IES Holdings, Inc.*	300	10,671
MYR Group, Inc.*	5,600	515,592
Northwest Pipe Co.*	700	23,590
NV5 Global, Inc.*	5,000	661,600
Primoris Services Corp.	22,900	502,426
Sterling Infrastructure, Inc.*	11,400	373,920
Tutor Perini Corp.*	3,900	29,445

		14,756,117

Electrical Equipment (2.0%)
Allied Motion Technologies, Inc.	600	20,886
AMETEK, Inc.	93,562	13,072,483
Array Technologies, Inc.*	58,600	1,132,738
Atkore, Inc.*	17,800	2,018,876
AZZ, Inc.	13,300	534,660
Babcock & Wilcox Enterprises, Inc.*	8,300	47,891
Blink Charging Co. (x)*	14,600	160,162
Bloom Energy Corp., Class A*	68,400	1,307,808
Encore Wire Corp.	8,000	1,100,480
Energy Vault Holdings, Inc. (x)*	16,700	52,104
EnerSys	17,600	1,299,584
Enovix Corp. (x)*	39,600	492,624
ESS Tech, Inc. (x)*	12,800	31,104
Fluence Energy, Inc. (x)*	25,900	444,185
FTC Solar, Inc. (x)*	13,400	35,912
FuelCell Energy, Inc. (x)*	133,800	371,964
GrafTech International Ltd.	68,300	325,108
Heliogen, Inc. (x)*	12,200	8,518
NuScale Power Corp. (x)*	19,900	204,174
Powell Industries, Inc.	500	17,590
Preformed Line Products Co.	200	16,658
Shoals Technologies Group, Inc., Class A*	440,582	10,869,158
Stem, Inc.*	56,048	501,069
SunPower Corp. (x)*	38,800	699,564
Thermon Group Holdings, Inc.*	1,300	26,104
TPI Composites, Inc.*	12,400	125,736
Vicor Corp.*	7,600	408,500

		35,325,640

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,600	48,854

Machinery (4.9%)
3D Systems Corp. (x)*	56,000	414,400
Alamo Group, Inc.	5,100	722,160
Albany International Corp., Class A	13,400	1,321,106
Altra Industrial Motion Corp.	27,593	1,648,682
Astec Industries, Inc.	11,400	463,524
Barnes Group, Inc.	17,742	724,761
Berkshire Grey, Inc. (x)*	5,500	3,321
Blue Bird Corp.*	1,600	17,136
Chart Industries, Inc.*	14,000	1,613,220
CIRCOR International, Inc.*	800	19,168
Columbus McKinnon Corp.	9,300	301,971
Desktop Metal, Inc., Class A (x)*	94,600	128,656
Douglas Dynamics, Inc.	7,700	278,432
Energy Recovery, Inc.*	29,800	610,602
Enerpac Tool Group Corp.	31,200	794,040
EnPro Industries, Inc.	9,700	1,054,293
ESCO Technologies, Inc.	9,584	838,983
Evoqua Water Technologies Corp.*	44,027	1,743,469
Fathom Digital Manufacturing C (x)*	800	1,056
Federal Signal Corp.	27,900	1,296,513
Franklin Electric Co., Inc.	17,500	1,395,625
Gorman-Rupp Co. (The)	8,700	222,894
Greenbrier Cos., Inc. (The)	11,947	400,583
Helios Technologies, Inc.	12,000	653,280
Hillenbrand, Inc.	27,341	1,166,640
Hillman Solutions Corp.*	49,000	353,290
Hydrofarm Holdings Group, Inc.*	24,800	38,440
Hyliion Holdings Corp.*	30,000	70,200
Hyster-Yale Materials Handling, Inc.	800	20,248
Hyzon Motors, Inc. (x)*	22,200	34,410
IDEX Corp.	54,880	12,530,750
Ingersoll Rand, Inc.	247,613	12,937,779
ITT, Inc.	166,577	13,509,395
John Bean Technologies Corp.	12,500	1,141,625
Kadant, Inc.	4,316	766,651
Kennametal, Inc.	31,600	760,296
Lightning eMotors, Inc. (x)*	4,700	1,723
Lindsay Corp.	5,100	830,535
Luxfer Holdings plc	800	10,976
Manitowoc Co., Inc. (The)*	1,800	16,488
Markforged Holding Corp.*	5,600	6,496
Microvast Holdings, Inc. (x)*	67,600	103,428
Middleby Corp. (The)*	93,052	12,459,663
Miller Industries, Inc.	300	7,998
Mueller Industries, Inc.	23,900	1,410,100
Mueller Water Products, Inc., Class A	75,800	815,608
Nikola Corp. (x)*	106,300	229,608
Omega Flex, Inc.	400	37,328
Proterra, Inc. (x)*	80,500	303,485
Proto Labs, Inc.*	13,100	334,443
RBC Bearings, Inc.*	11,800	2,470,330
REV Group, Inc.	1,600	20,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Sarcos Technology and Robotics Corp.*	3,800	$2,133
Shyft Group, Inc. (The)	13,300	330,638
SPX Technologies, Inc.*	16,100	1,056,965
Standex International Corp.	6,600	675,906
Tennant Co.	9,200	566,444
Terex Corp.	29,400	1,255,968
Titan International, Inc.*	18,600	284,952
Trinity Industries, Inc.	34,700	1,026,079
Velo3D, Inc. (x)*	13,000	23,270
Wabash National Corp.	19,000	429,400
Watts Water Technologies, Inc., Class A	10,892	1,592,737
Xos, Inc. (x)*	3,000	1,329

		86,301,821

Marine (0.1%)
Costamare, Inc.	19,800	183,744
Eagle Bulk Shipping, Inc. (x)	4,900	244,706
Eneti, Inc.	2,900	29,145
Genco Shipping & Trading Ltd.	13,300	204,288
Golden Ocean Group Ltd. (x)	44,700	388,443
Matson, Inc.	17,500	1,093,925
Safe Bulkers, Inc.	8,400	24,444

		2,168,695

Professional Services (1.5%)
Alight, Inc., Class A*	123,600	1,033,296
ASGN, Inc.*	19,073	1,554,068
Atlas Technical Consultants, Inc.*	500	2,575
Barrett Business Services, Inc.	500	46,640
CBIZ, Inc.*	18,366	860,447
CRA International, Inc.	2,700	330,561
Exponent, Inc.	21,500	2,130,435
First Advantage Corp.*	21,200	275,600
Forrester Research, Inc.*	1,000	35,760
Franklin Covey Co.*	700	32,739
FTI Consulting, Inc.*	80,470	12,778,636
Heidrick & Struggles International, Inc.	7,500	209,775
HireRight Holdings Corp.*	8,700	103,182
Huron Consulting Group, Inc.*	7,669	556,770
ICF International, Inc.	8,000	792,400
Insperity, Inc.	14,700	1,669,920
Kelly Services, Inc., Class A	13,000	219,700
Kforce, Inc.	9,700	531,851
Korn Ferry	21,400	1,083,268
Legalzoom.com, Inc. (x)*	35,700	276,318
Planet Labs PBC (x)*	56,600	246,210
Red Violet, Inc. (x)*	400	9,208
Resources Connection, Inc.	1,600	29,408
Skillsoft Corp.*	4,200	5,460
Spire Global, Inc.*	4,400	4,224
Sterling Check Corp.*	9,700	150,059
TriNet Group, Inc.*	13,600	922,080
TrueBlue, Inc.*	15,000	293,700
Upwork, Inc.*	46,700	487,548
Willdan Group, Inc.*	600	10,710

		26,682,548

Road & Rail (0.9%)
ArcBest Corp.	9,485	664,330
Bird Global, Inc., Class A (x)*	9,900	1,784
Covenant Logistics Group, Inc.	1,600	55,312
Daseke, Inc.*	3,200	18,208
Heartland Express, Inc.	8,700	133,458
Marten Transport Ltd.	26,949	533,051
PAM Transportation Services, Inc.*	400	10,360
Saia, Inc.*	9,943	2,084,848
TFI International, Inc. (x)	116,232	11,651,096
TuSimple Holdings, Inc., Class A (x)*	112,500	184,500
Universal Logistics Holdings, Inc.	600	20,064
Werner Enterprises, Inc.	22,747	915,794

		16,272,805

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	600	7,914
Applied Industrial Technologies, Inc.	14,900	1,877,847
Beacon Roofing Supply, Inc.*	23,900	1,261,681
BlueLinx Holdings, Inc.*	900	63,999
Boise Cascade Co.	17,900	1,229,193
Custom Truck One Source, Inc. (x)*	15,400	97,328
Distribution Solutions Group, Inc.*	800	29,488
DXP Enterprises, Inc.*	700	19,285
GATX Corp.	13,700	1,456,858
Global Industrial Co.	1,300	30,589
GMS, Inc.*	18,200	906,360
H&E Equipment Services, Inc.	15,100	685,540
Herc Holdings, Inc.	9,600	1,263,072
Hudson Technologies, Inc.*	6,200	62,744
Karat Packaging, Inc.	200	2,874
McGrath RentCorp	10,300	1,017,022
MRC Global, Inc.*	30,200	349,716
NOW, Inc.*	37,300	473,710
Rush Enterprises, Inc., Class A	19,950	1,042,986
Rush Enterprises, Inc., Class B	200	11,254
SiteOne Landscape Supply, Inc.*	104,141	12,217,822
Textainer Group Holdings Ltd.	24,200	750,442
Titan Machinery, Inc.*	1,200	47,676
Transcat, Inc.*	400	28,348
Triton International Ltd.	25,012	1,720,325
Veritiv Corp.	6,200	754,602

		27,408,675

Total Industrials		351,417,375

Information Technology (18.5%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	26,000	488,540
Aviat Networks, Inc.*	800	24,952
Calix, Inc.*	25,500	1,744,965
Cambium Networks Corp.*	1,700	36,839
Casa Systems, Inc.*	1,700	4,641
Ciena Corp.*	172,960	8,817,501
Clearfield, Inc.*	4,200	395,388
CommScope Holding Co., Inc.*	74,700	549,045
Comtech Telecommunications Corp.	1,200	14,568
Digi International, Inc.*	12,400	453,220
DZS, Inc.*	2,800	35,504
Extreme Networks, Inc.*	55,900	1,023,529
Harmonic, Inc.*	35,400	463,740
Infinera Corp. (x)*	75,000	505,500
Inseego Corp. (x)*	6,300	5,308
NETGEAR, Inc.*	12,900	233,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
NetScout Systems, Inc.*	32,000	$1,040,320
Ondas Holdings, Inc. (x)*	2,500	3,975
Ribbon Communications, Inc.*	13,500	37,665
Viavi Solutions, Inc.*	99,800	1,048,898

		16,927,717

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc. (x)*	8,100	61,722
Advanced Energy Industries, Inc.	15,800	1,355,324
Aeva Technologies, Inc.*	33,300	45,288
AEye, Inc. (x)*	5,100	2,451
Akoustis Technologies, Inc. (x)*	4,400	12,408
Arlo Technologies, Inc.*	20,700	72,657
Badger Meter, Inc.	11,600	1,264,748
Belden, Inc.	16,578	1,191,958
Benchmark Electronics, Inc.	13,189	352,015
Cepton, Inc.*	2,600	3,302
CTS Corp.	11,962	471,542
ePlus, Inc.*	13,200	584,496
Evolv Technologies Holdings, Inc. (x)*	17,400	45,066
Fabrinet*	14,800	1,897,656
FARO Technologies, Inc.*	7,695	226,310
Focus Universal, Inc. (x)*	2,300	14,743
Identiv, Inc.*	1,900	13,756
Insight Enterprises, Inc.*	12,925	1,295,990
Itron, Inc.*	20,000	1,013,000
Kimball Electronics, Inc.*	1,500	33,885
Knowles Corp.*	33,000	541,860
Lightwave Logic, Inc. (x)*	40,700	175,417
Littelfuse, Inc.	49,112	10,814,462
Methode Electronics, Inc.	18,800	834,156
MicroVision, Inc. (x)*	63,400	148,990
Mirion Technologies, Inc. (x)*	49,900	329,839
Napco Security Technologies, Inc.*	10,900	299,532
nLight, Inc.*	17,900	181,506
Novanta, Inc.*	116,750	15,862,823
OSI Systems, Inc.*	7,700	612,304
Ouster, Inc. (x)*	12,700	10,960
PAR Technology Corp. (x)*	8,700	226,809
PC Connection, Inc.	2,400	112,560
Plexus Corp.*	9,995	1,028,785
Rogers Corp.*	7,200	859,248
Sanmina Corp.*	23,500	1,346,315
ScanSource, Inc.*	9,400	274,668
SmartRent, Inc. (x)*	39,000	94,770
TTM Technologies, Inc.*	53,300	803,764
Velodyne Lidar, Inc. (x)*	38,200	28,218
Vishay Intertechnology, Inc.	61,200	1,320,084
Vishay Precision Group, Inc.*	500	19,325

		45,884,712

IT Services (2.7%)
AvidXchange Holdings, Inc.*	53,400	530,796
BigCommerce Holdings, Inc.*	31,400	274,436
Brightcove, Inc.*	8,300	43,409
Cantaloupe, Inc.*	6,800	29,580
Cass Information Systems, Inc.	1,733	79,406
Cerberus Cyber Sentinel Corp. (x)*	10,800	27,540
Conduent, Inc.*	59,900	242,595
CSG Systems International, Inc.	12,052	689,374
Cyxtera Technologies, Inc. (x)*	20,000	38,400
DigitalOcean Holdings, Inc.*	225,590	5,745,777
Edgio, Inc.*	12,500	14,125
Evertec, Inc.	22,696	734,897
Evo Payments, Inc., Class A*	18,400	622,656
ExlService Holdings, Inc.*	12,600	2,134,818
Fastly, Inc., Class A*	40,600	332,514
Flywire Corp.*	486,286	11,899,419
Grid Dynamics Holdings, Inc.*	16,300	182,886
Hackett Group, Inc. (The)	4,000	81,480
I3 Verticals, Inc., Class A*	4,200	102,228
IBEX Holdings Ltd.*	400	9,940
Information Services Group, Inc.	1,500	6,900
International Money Express, Inc.*	11,900	290,003
Marqeta, Inc., Class A*	158,100	965,991
Maximus, Inc.	22,983	1,685,343
MoneyGram International, Inc.*	34,500	375,705
Paya Holdings, Inc.*	23,700	186,519
Payoneer Global, Inc.*	78,800	431,036
Paysafe Ltd. (x)*	12,683	176,167
Perficient, Inc.*	13,900	970,637
PFSweb, Inc.	700	4,305
Priority Technology Holdings, Inc. (x)*	400	2,104
Rackspace Technology, Inc. (x)*	41,600	122,720
Remitly Global, Inc.*	30,600	350,370
Repay Holdings Corp.*	29,100	234,255
Sabre Corp.*	118,700	733,566
Shift4 Payments, Inc., Class A*	249,586	13,959,345
Squarespace, Inc., Class A*	12,100	268,257
StoneCo Ltd., Class A*	100,900	952,496
TTEC Holdings, Inc.	9,300	410,409
Tucows, Inc., Class A (x)*	1,500	50,880
Unisys Corp.*	37,200	190,092
Verra Mobility Corp.*	58,600	810,438

		46,993,814

Semiconductors & Semiconductor Equipment (4.4%)
ACM Research, Inc., Class A*	33,700	259,827
Alpha & Omega Semiconductor Ltd.*	8,200	234,274
Ambarella, Inc.*	13,900	1,142,997
Amkor Technology, Inc.	39,500	947,210
Atomera, Inc. (x)*	1,800	11,196
Axcelis Technologies, Inc.*	14,600	1,158,656
AXT, Inc.*	2,900	12,702
CEVA, Inc.*	7,800	199,524
Cohu, Inc.*	23,577	755,643
Credo Technology Group Holding Ltd. (x)*	35,434	471,627
Diodes, Inc.*	17,300	1,317,222
FormFactor, Inc.*	29,140	647,782
Ichor Holdings Ltd.*	10,300	276,246
Impinj, Inc.*	7,700	840,686
indie Semiconductor, Inc., Class A (x)*	59,500	346,885
Kulicke & Soffa Industries, Inc.	24,500	1,084,370
Lattice Semiconductor Corp.*	232,913	15,111,396
MACOM Technology Solutions Holdings, Inc. (x)*	235,443	14,828,200
MaxLinear, Inc.*	27,656	938,921
Monolithic Power Systems, Inc.	20,290	7,174,747
ON Semiconductor Corp.*	112,317	7,005,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Onto Innovation, Inc.*	21,075	$1,434,997
PDF Solutions, Inc.*	11,600	330,832
Photronics, Inc.*	18,400	309,672
Power Integrations, Inc.	24,200	1,735,624
Rambus, Inc.*	40,648	1,456,011
Rigetti Computing, Inc. (x)*	17,800	12,980
Rockley Photonics Holdings Ltd. (x)*	8,000	1,121
Semtech Corp.*	26,900	771,761
Silicon Laboratories, Inc.*	13,264	1,799,527
SiTime Corp.*	6,100	619,882
SkyWater Technology, Inc. (x)*	2,500	17,775
SMART Global Holdings, Inc.*	31,100	462,768
Synaptics, Inc.*	14,902	1,418,074
Transphorm, Inc. (x)*	600	3,264
Ultra Clean Holdings, Inc.*	18,200	603,330
Universal Display Corp.	102,750	11,101,110
Veeco Instruments, Inc.*	17,049	316,770

		77,160,820

Software (7.7%)
8x8, Inc.*	49,000	211,680
A10 Networks, Inc.	23,000	382,490
ACI Worldwide, Inc.*	49,081	1,128,863
Adeia, Inc.	39,331	372,858
Agilysys, Inc.*	10,650	842,841
Alarm.com Holdings, Inc.*	17,719	876,736
Alkami Technology, Inc. (x)*	10,900	159,031
Altair Engineering, Inc., Class A*	19,500	886,665
American Software, Inc., Class A	12,000	176,160
Amplitude, Inc., Class A (x)*	20,400	246,432
Appfolio, Inc., Class A*	7,900	832,502
Appian Corp., Class A*	16,800	547,008
Applied Digital Corp. (x)*	5,800	10,672
Arteris, Inc.*	900	3,870
Asana, Inc., Class A (x)*	29,600	407,592
Avaya Holdings Corp. (x)*	66,600	13,054
AvePoint, Inc. (x)*	22,400	92,064
Benefitfocus, Inc.*	18,400	192,464
Blackbaud, Inc.*	20,300	1,194,858
Blackline, Inc.*	20,900	1,405,943
Blend Labs, Inc., Class A*	54,600	78,624
Box, Inc., Class A*	54,400	1,693,472
C3.ai, Inc., Class A (x)*	25,100	280,869
Cerence, Inc.*	15,100	279,803
Cipher Mining, Inc. (x)*	5,300	2,968
Cleanspark, Inc. (x)*	33,600	68,544
Clear Secure, Inc., Class A (x)	22,700	622,661
CommVault Systems, Inc.*	16,300	1,024,292
Consensus Cloud Solutions, Inc.*	5,600	301,056
Couchbase, Inc. (x)*	8,400	111,384
CS Disco, Inc.*	11,300	71,416
Cvent Holding Corp. (x)*	27,700	149,580
Digimarc Corp. (x)*	1,600	29,584
Digital Turbine, Inc.*	37,600	573,024
Domo, Inc., Class B*	17,100	243,504
Duck Creek Technologies, Inc.*	28,100	338,605
Dynatrace, Inc.*	400,204	15,327,813
E2open Parent Holdings, Inc. (x)*	62,700	368,049
Ebix, Inc. (x)	9,900	197,604
eGain Corp.*	700	6,321
Enfusion, Inc., Class A*	12,500	120,875
EngageSmart, Inc.*	12,700	223,520
Envestnet, Inc.*	21,900	1,351,230
Everbridge, Inc.*	14,400	425,952
EverCommerce, Inc. (x)*	15,400	114,576
Five9, Inc.*	178,340	12,102,152
ForgeRock, Inc., Class A (x)*	19,900	453,123
Freshworks, Inc., Class A (x)*	581,332	8,551,394
Greenidge Generation Holdings, Inc. (x)*	5,200	1,503
HubSpot, Inc.*	29,160	8,431,031
Instructure Holdings, Inc. (x)*	8,900	208,616
Intapp, Inc.*	3,900	97,266
InterDigital, Inc.	11,900	588,812
IronNet, Inc. (x)*	5,600	1,288
Kaleyra, Inc. (x)*	6,100	4,606
KnowBe4, Inc., Class A*	26,500	656,670
Latch, Inc. (x)*	4,500	3,195
LivePerson, Inc.*	25,500	258,570
LiveRamp Holdings, Inc.*	24,757	580,304
LiveVox Holdings, Inc.*	800	2,376
Manhattan Associates, Inc.*	118,403	14,374,124
Marathon Digital Holdings, Inc. (x)*	38,200	130,644
Matterport, Inc. (x)*	79,700	223,160
MeridianLink, Inc. (x)*	6,200	85,126
MicroStrategy, Inc., Class A (x)*	3,300	467,181
Mitek Systems, Inc.*	16,600	160,854
Model N, Inc.*	15,100	612,456
Momentive Global, Inc.*	59,400	415,800
Monday.com Ltd. (x)*	64,949	7,923,778
N-able, Inc.*	24,800	254,944
NextNav, Inc. (x)*	2,400	7,032
Olo, Inc., Class A*	32,700	204,375
ON24, Inc.*	7,100	61,273
OneSpan, Inc.*	11,500	128,685
PagerDuty, Inc.*	32,300	857,888
PowerSchool Holdings, Inc., Class A*	16,600	383,128
Progress Software Corp. (x)	15,950	804,677
PROS Holdings, Inc.*	19,550	474,283
PTC, Inc.*	133,500	16,025,340
Q2 Holdings, Inc.*	22,500	604,575
Qualys, Inc.*	15,000	1,683,450
Rapid7, Inc.*	23,800	808,724
Rimini Street, Inc.*	10,500	40,005
Riot Blockchain, Inc. (x)*	85,900	291,201
Sapiens International Corp. NV	8,900	164,472
SecureWorks Corp., Class A*	3,300	21,087
ShotSpotter, Inc.*	500	16,915
Smartsheet, Inc., Class A*	299,881	11,803,316
SolarWinds Corp.*	20,200	189,072
Sprout Social, Inc., Class A*	17,700	999,342
SPS Commerce, Inc.*	14,300	1,836,549
Sumo Logic, Inc.*	32,700	264,870
Telos Corp.*	26,300	133,867
Tenable Holdings, Inc.*	47,400	1,808,310
Terawulf, Inc. (x)*	2,500	1,664
Upland Software, Inc.*	13,800	98,394
UserTesting, Inc. (x)*	39,100	293,641
Varonis Systems, Inc.*	43,200	1,034,208
Verint Systems, Inc.*	23,121	838,830
Veritone, Inc. (x)*	2,600	13,780
Viant Technology, Inc., Class A (x)*	700	2,814
Weave Communications, Inc. (x)*	2,200	10,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
WM Technology, Inc.*	12,700	$12,827
Workiva, Inc.*	17,700	1,486,269
Xperi, Inc.*	19,632	169,032
Yext, Inc.*	56,900	371,557
Zeta Global Holdings Corp., Class A*	59,800	488,566
Zuora, Inc., Class A*	42,700	271,572

		135,283,748

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	13,500	$358,965
CompoSecure, Inc. (x)*	700	3,437
Corsair Gaming, Inc.*	14,500	196,765
Diebold Nixdorf, Inc.*	31,800	45,156
Eastman Kodak Co. (x)*	18,600	56,730
IonQ, Inc. (x)*	49,500	170,775
Super Micro Computer, Inc.*	16,800	1,379,280
Turtle Beach Corp.*	3,000	21,510
Xerox Holdings Corp.	41,600	607,360

		2,839,978

Total Information Technology		325,090,789

Materials (3.0%)
Chemicals (1.8%)
AdvanSix, Inc.	8,300	315,566
American Vanguard Corp.	3,600	78,156
Amyris, Inc. (x)*	131,500	201,195
Aspen Aerogels, Inc.*	13,400	157,986
Avient Corp.	36,084	1,218,196
Balchem Corp.	12,083	1,475,455
Cabot Corp.	22,500	1,503,900
Chase Corp.	2,300	198,398
Danimer Scientific, Inc. (x)*	40,100	71,779
Diversey Holdings Ltd.*	32,500	138,450
Ecovyst, Inc.*	29,600	262,256
FMC Corp.	113,070	14,111,136
FutureFuel Corp.	1,400	11,382
Hawkins, Inc.	7,200	277,920
HB Fuller Co.	21,800	1,561,316
Ingevity Corp.*	14,891	1,048,922
Innospec, Inc.	9,192	945,489
Intrepid Potash, Inc.*	3,300	95,271
Koppers Holdings, Inc.	800	22,560
Kronos Worldwide, Inc.	13,100	123,140
Livent Corp.*	69,100	1,373,017
LSB Industries, Inc.*	24,400	324,520
Mativ Holdings, Inc.	25,098	524,549
Minerals Technologies, Inc.	16,000	971,520
Origin Materials, Inc. (x)*	18,000	82,980
Orion Engineered Carbons SA	27,600	491,556
Perimeter Solutions SA (x)*	44,400	405,816
PureCycle Technologies, Inc. (x)*	38,700	261,612
Quaker Chemical Corp.	5,500	917,950
Rayonier Advanced Materials, Inc.*	4,800	46,080
Sensient Technologies Corp.	17,700	1,290,684
Stepan Co.	8,200	872,972
Tredegar Corp.	1,100	11,242
Trinseo plc	16,300	370,173
Tronox Holdings plc	41,000	562,110
Valhi, Inc.	1,800	39,600

		32,364,854

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	53,439	1,517,133
United States Lime & Minerals, Inc.	100	14,076

		1,531,209

Containers & Packaging (0.2%)
Cryptyde, Inc.*	3,700	709
Greif, Inc., Class A	11,500	771,190
Greif, Inc., Class B	1,700	132,991
Myers Industries, Inc.	20,900	464,607
O-I Glass, Inc.*	56,700	939,519
Pactiv Evergreen, Inc.	11,300	128,368
Ranpak Holdings Corp.*	21,200	122,324
TriMas Corp.	21,100	585,314

		3,145,022

Metals & Mining (0.8%)
5E Advanced Materials, Inc. (x)*	1,500	11,820
Alpha Metallurgical Resources, Inc.	6,500	951,535
Arconic Corp.*	38,500	814,660
ATI, Inc.*	45,200	1,349,672
Carpenter Technology Corp.	21,800	805,292
Century Aluminum Co.*	39,700	324,746
Coeur Mining, Inc.*	122,870	412,843
Commercial Metals Co.	45,005	2,173,742
Compass Minerals International, Inc.	12,817	525,497
Constellium SE*	49,200	582,036
Dakota Gold Corp. (x)*	2,000	6,100
Haynes International, Inc.	800	36,552
Hecla Mining Co.	219,421	1,219,981
Hycroft Mining Holding Corp. (x)*	24,800	13,196
Ivanhoe Electric, Inc. (x)*	1,000	12,150
Kaiser Aluminum Corp.	8,100	615,276
Materion Corp.	7,700	673,827
Novagold Resources, Inc.*	125,900	752,882
Olympic Steel, Inc.	400	13,432
Piedmont Lithium, Inc.*	6,300	277,326
Ramaco Resources, Inc.	5,900	51,861
Ryerson Holding Corp.	5,700	172,482
Schnitzer Steel Industries, Inc., Class A	12,200	373,930
SunCoke Energy, Inc.	8,300	71,629
TimkenSteel Corp.*	17,200	312,524
Warrior Met Coal, Inc.	19,700	682,408
Worthington Industries, Inc.	11,699	581,557

		13,818,956

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,500	56,715
Glatfelter Corp.	12,000	33,360
Resolute Forest Products, Inc.*	26,500	572,135
Sylvamo Corp.	12,900	626,811

		1,289,021

Total Materials		52,149,062

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Acadia Realty Trust (REIT)	38,586	553,709
Agree Realty Corp. (REIT)	30,700	2,177,551
Alexander & Baldwin, Inc. (REIT)	27,154	508,594
Alexander’s, Inc. (REIT)	600	132,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
American Assets Trust, Inc. (REIT)	19,996	$529,894
Apartment Investment and Management Co. (REIT), Class A	59,600	424,352
Apple Hospitality REIT, Inc. (REIT)	84,100	1,327,098
Armada Hoffler Properties, Inc. (REIT)	23,300	267,950
Ashford Hospitality Trust, Inc. (REIT) (x)*	4,100	18,327
Bluerock Homes Trust, Inc. (REIT)*	1,300	27,703
Braemar Hotels & Resorts, Inc. (REIT)	4,500	18,495
Brandywine Realty Trust (REIT)	68,000	418,200
Broadstone Net Lease, Inc. (REIT)	73,000	1,183,330
BRT Apartments Corp. (REIT)	500	9,820
CareTrust REIT, Inc. (REIT)	44,300	823,094
CBL & Associates Properties, Inc. (REIT) (x)	9,700	223,876
Centerspace (REIT)	5,632	330,429
Chatham Lodging Trust (REIT)	2,400	29,448
City Office REIT, Inc. (REIT)	5,700	47,766
Clipper Realty, Inc. (REIT)	400	2,560
Community Healthcare Trust, Inc. (REIT)	8,200	293,560
Corporate Office Properties Trust (REIT)	45,200	1,172,488
CTO Realty Growth, Inc. (REIT)	1,100	20,108
DiamondRock Hospitality Co. (REIT)	94,508	774,021
Diversified Healthcare Trust (REIT)	63,200	40,878
Easterly Government Properties, Inc. (REIT)	36,600	522,282
Elme Communities (REIT)	32,300	574,940
Empire State Realty Trust, Inc. (REIT), Class A	57,300	386,202
Equity Commonwealth (REIT)	47,000	1,173,590
Essential Properties Realty Trust, Inc. (REIT)	54,700	1,283,809
Farmland Partners, Inc. (REIT)	16,400	204,344
Four Corners Property Trust, Inc. (REIT)	31,500	816,795
Franklin Street Properties Corp. (REIT)	7,800	21,294
Getty Realty Corp. (REIT) (x)	22,264	753,636
Gladstone Commercial Corp. (REIT)	26,300	486,550
Gladstone Land Corp. (REIT) (x)	12,100	222,035
Global Medical REIT, Inc. (REIT)	22,500	213,300
Global Net Lease, Inc. (REIT)	39,200	492,744
Hersha Hospitality Trust (REIT), Class A	3,700	31,524
Independence Realty Trust, Inc. (REIT)	84,588	1,426,154
Indus Realty Trust, Inc. (REIT) (x)	800	50,792
Industrial Logistics Properties Trust (REIT)	43,906	143,573
Innovative Industrial Properties, Inc. (REIT)	10,200	1,033,770
InvenTrust Properties Corp. (REIT)	24,700	584,649
iStar, Inc. (REIT)	32,000	244,160
Kite Realty Group Trust (REIT)	94,340	1,985,857
LTC Properties, Inc. (REIT)	14,589	518,347
LXP Industrial Trust (REIT)	113,945	1,141,729
Macerich Co. (The) (REIT)	82,700	931,202
National Health Investors, Inc. (REIT)	20,200	1,054,844
Necessity Retail REIT, Inc. (The) (REIT)	49,600	294,128
NETSTREIT Corp. (REIT)	23,700	434,421
NexPoint Residential Trust, Inc. (REIT)	8,700	378,624
Office Properties Income Trust (REIT)	26,912	359,275
One Liberty Properties, Inc. (REIT)	1,600	35,552
Orion Office REIT, Inc. (REIT)	9,900	84,546
Outfront Media, Inc. (REIT)	58,300	966,614
Paramount Group, Inc. (REIT) (x)	74,800	444,312
Pebblebrook Hotel Trust (REIT)	52,028	696,655
Phillips Edison & Co., Inc. (REIT)	43,678	1,390,708
Physicians Realty Trust (REIT)	89,500	1,295,065
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	389,725
Plymouth Industrial REIT, Inc. (REIT)	12,000	230,160
Postal Realty Trust, Inc. (REIT), Class A	900	13,077
PotlatchDeltic Corp. (REIT)	30,673	1,349,305
Retail Opportunity Investments Corp. (REIT)	51,500	774,045
RLJ Lodging Trust (REIT)	58,587	620,436
RPT Realty (REIT)	35,260	354,010
Ryman Hospitality Properties, Inc. (REIT)	23,116	1,890,427
Sabra Health Care REIT, Inc. (REIT)	84,943	1,055,842
Safehold, Inc. (REIT) (x)	11,049	316,222
Saul Centers, Inc. (REIT)	1,400	56,952
Service Properties Trust (REIT)	81,700	595,593
SITE Centers Corp. (REIT)	76,300	1,042,258
STAG Industrial, Inc. (REIT)	68,000	2,197,080
Summit Hotel Properties, Inc. (REIT)	34,200	246,924
Sunstone Hotel Investors, Inc. (REIT)	81,314	785,493
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	783,978
Terreno Realty Corp. (REIT)	28,200	1,603,734
UMH Properties, Inc. (REIT)	16,100	259,210
Uniti Group, Inc. (REIT)	85,300	471,709
Universal Health Realty Income Trust (REIT)	3,050	145,577
Urban Edge Properties (REIT)	48,300	680,547
Urstadt Biddle Properties, Inc. (REIT), Class A	1,200	22,740
Veris Residential, Inc. (REIT)*	46,100	734,373
Whitestone REIT (REIT)	6,700	64,588
Xenia Hotels & Resorts, Inc. (REIT)	42,701	562,799

		51,280,113

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	52,800	337,392
Compass, Inc., Class A*	94,900	221,117
Cushman & Wakefield plc*	78,400	976,864
DigitalBridge Group, Inc.	74,725	817,491
Doma Holdings, Inc. (x)*	6,100	2,763
Douglas Elliman, Inc.	20,697	84,237
eXp World Holdings, Inc. (x)	22,000	243,760
Forestar Group, Inc.*	3,800	58,558
FRP Holdings, Inc.*	300	16,158
Kennedy-Wilson Holdings, Inc.	44,526	700,394
Marcus & Millichap, Inc.	10,000	344,500
Newmark Group, Inc., Class A	72,640	578,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Offerpad Solutions, Inc. (x)*	40,100	$18,466
RE/MAX Holdings, Inc., Class A	1,700	31,688
Redfin Corp. (x)*	106,673	452,293
RMR Group, Inc. (The), Class A	2,500	70,625
St Joe Co. (The)	16,000	618,400
Stratus Properties, Inc.	300	5,787
Tejon Ranch Co.*	400	7,536
Transcontinental Realty Investors, Inc.*	100	4,418

		5,591,388

Total Real Estate		56,871,501

Utilities (1.8%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,432,122
MGE Energy, Inc.	12,900	908,160
Otter Tail Corp.	18,200	1,068,522
PNM Resources, Inc.	33,200	1,619,828
Portland General Electric Co.	38,000	1,862,000
Via Renewables, Inc.	1,000	5,110

		6,895,742

Gas Utilities (0.7%)
Brookfield Infrastructure Corp., Class A (x)	35,734	1,390,053
Chesapeake Utilities Corp.	8,340	985,621
New Jersey Resources Corp.	41,000	2,034,420
Northwest Natural Holding Co.	12,600	599,634
ONE Gas, Inc.	21,500	1,627,980
South Jersey Industries, Inc.	44,700	1,588,191
Southwest Gas Holdings, Inc.	28,300	1,751,204
Spire, Inc.	20,300	1,397,858

		11,374,961

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc. (x)*	15,200	99,104
Clearway Energy, Inc., Class A	12,700	379,984
Clearway Energy, Inc., Class C	36,192	1,153,439
Montauk Renewables, Inc.*	23,400	258,102
Ormat Technologies, Inc.	19,200	1,660,416
Sunnova Energy International, Inc. (x)*	34,500	621,345

		4,172,390

Multi-Utilities (0.3%)
Avista Corp.	27,300	1,210,482
Black Hills Corp.	24,800	1,744,432
NorthWestern Corp.	24,791	1,471,098
Unitil Corp.	5,800	297,888

		4,723,900

Water Utilities (0.2%)
American States Water Co.	13,500	1,249,425
Artesian Resources Corp., Class A	600	35,148
California Water Service Group	20,300	1,230,992
Global Water Resources, Inc.	300	3,984
Middlesex Water Co.	6,000	472,020
Pure Cycle Corp.*	1,200	12,576
SJW Group	11,900	966,161
York Water Co. (The)	800	35,984

		4,006,290

Total Utilities		31,173,283

Total Common Stocks (99.0%) (Cost $1,523,219,363)		1,743,669,394

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	9,800	—

Total Consumer Discretionary		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	22,528
Aduro Biotech, Inc., CVR (r) (x)*	10,640	—

		22,528

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR (r) (x)*	16,700	6,764
Zogenix, Inc., CVR*	27,700	27,700

		34,464

Total Health Care		56,992

Total Rights (0.0%)† (Cost $49,543)		56,992

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)

Repurchase Agreements (3.6%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $8,495,116, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $8,660,977. (xx)	8,491,154	8,491,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	$10,000,000	$10,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $16,414,191, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $17,856,788. (xx)	16,400,000	16,400,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $5,004,181, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $8,568,815, collateralized by various Common Stocks; total market value $9,531,110. (xx)	8,564,618	8,564,618
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $7,003,430, collateralized by various Common Stocks; total market value $7,789,930. (xx)	7,000,000	7,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $7,003,422, collateralized by various Common Stocks; total market value $7,774,527. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		63,455,772

Total Short-Term Investments (3.7%) (Cost $65,455,772)		65,455,772

Total Investments in Securities (102.7%) (Cost $1,588,724,678)		1,809,182,158
Other Assets Less Liabilities (-2.7%)		(47,925,943)

Net Assets (100%)		$1,761,256,215

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $474,474 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $70,118,429. This was collateralized by $6,940,351 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $65,455,772 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Right
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	31	3/2023	USD	2,744,895	(97,820)

					(97,820)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,979,460	$—		$—	$22,979,460
Consumer Discretionary	206,146,562	—		—	206,146,562
Consumer Staples	45,214,304	—		—	45,214,304
Energy	130,432,595	—		—	130,432,595
Financials	222,193,710	—		—	222,193,710
Health Care	299,972,403	—		28,350	300,000,753
Industrials	351,417,375	—		—	351,417,375
Information Technology	325,090,789	—		—	325,090,789
Materials	52,149,062	—		—	52,149,062
Real Estate	56,871,501	—		—	56,871,501
Utilities	31,173,283	—		—	31,173,283
Rights
Consumer Discretionary	—	—	(a)	—	— (a)
Health Care	—	27,700		29,292	56,992
Short-Term Investments
Investment Company	2,000,000	—		—	2,000,000
Repurchase Agreements	—	63,455,772		—	63,455,772

Total Assets	$1,745,641,044	$63,483,472		$57,642	$1,809,182,158

Liabilities:
Futures	$(97,820)	$—		$—	$(97,820)

Total Liabilities	$(97,820)	$—		$—	$(97,820)

Total	$1,745,543,224	$63,483,472		$57,642	$1,809,084,338

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets - Unrealized depreciation	$(97,820	)*

Total		$(97,820)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,796,115)	$(1,796,115)

Total	$(1,796,115)	$(1,796,115)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(188,485)	$(188,485)

Total	$(188,485)	$(188,485)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $7,681,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$877,405,038
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$784,828,336

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$479,385,012
Aggregate gross unrealized depreciation	(271,852,275)

Net unrealized appreciation	$207,532,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,601,551,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,525,268,906)	$1,745,726,386
Repurchase Agreements (Cost $63,455,772)	63,455,772
Cash	16,434,346
Cash held as collateral at broker for futures	1,286,000
Dividends, interest and other receivables	1,328,094
Receivable for securities sold	1,298,146
Receivable for Portfolio shares sold	245,231
Securities lending income receivable	111,894
Other assets	7,226

Total assets	1,829,893,095

LIABILITIES
Payable for return of collateral on securities loaned	65,455,772
Payable for securities purchased	1,299,437
Investment management fees payable	789,852
Payable for Portfolio shares redeemed	571,404
Administrative fees payable	198,701
Distribution fees payable – Class IB	161,527
Distribution fees payable – Class IA	108,942
Due to broker for futures variation margin	9,604
Trustees’ fees payable	1,565
Accrued expenses	40,076

Total liabilities	68,636,880

NET ASSETS	$1,761,256,215

Net assets were comprised of:
Paid in capital	$1,575,735,442
Total distributable earnings (loss)	185,520,773

Net assets	$1,761,256,215

Class IA
Net asset value, offering and redemption price per share, $502,316,408 / 35,320,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.22

Class IB
Net asset value, offering and redemption price per share, $745,412,905 / 60,477,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.33

Class K
Net asset value, offering and redemption price per share, $513,526,902 / 35,940,416 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.29

(x)	Includes value of securities on loan of $70,118,429.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $48,487 foreign withholding tax)	$15,585,135
Interest	318,332
Securities lending (net)	2,615,239

Total income	18,518,706

EXPENSES
Investment management fees	9,540,274
Administrative fees	2,282,272
Distribution fees – Class IB	1,948,083
Distribution fees – Class IA	1,314,332
Custodian fees	143,200
Professional fees	101,728
Printing and mailing expenses	72,467
Trustees’ fees	61,437
Miscellaneous	47,680

Total expenses	15,511,473

NET INVESTMENT INCOME (LOSS)	3,007,233

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,736,825)
Futures contracts	(1,796,115)
Foreign currency transactions	(2)

Net realized gain (loss)	(6,532,942)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(662,190,302)
Futures contracts	(188,485)

Net change in unrealized appreciation (depreciation)	(662,378,787)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(668,911,729)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(665,904,496)

See Notes to Financial Statements.

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EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,007,233	$(4,450,041)
Net realized gain (loss)	(6,532,942)	382,327,125
Net change in unrealized appreciation (depreciation)	(662,378,787)	(82,010,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(665,904,496)	295,866,406

Distributions to shareholders:
Class IA	(20,172,383)	(111,072,681)
Class IB	(34,423,309)	(183,582,856)
Class K	(23,248,963)	(105,080,719)

Total distributions to shareholders	(77,844,655)	(399,736,256)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,775,713 and 1,568,255 shares, respectively ]	58,891,308	37,346,399
Capital shares issued in reinvestment of dividends and distributions [ 1,375,531 and 5,346,409 shares, respectively ]	20,172,383	111,072,681
Capital shares repurchased [ (2,904,264) and (3,525,368) shares, respectively ]	(46,512,527)	(83,743,815)

Total Class IA transactions	32,551,164	64,675,265

Class IB
Capital shares sold [ 8,142,197 and 3,365,822 shares, respectively ]	111,070,811	71,072,723
Capital shares issued in reinvestment of dividends and distributions [ 2,705,062 and 10,099,650 shares, respectively ]	34,423,309	183,582,856
Capital shares repurchased [ (6,215,453) and (7,636,814) shares, respectively ]	(86,478,269)	(161,334,226)

Total Class IB transactions	59,015,851	93,321,353

Class K
Capital shares sold [ 7,328,113 and 377,968 shares, respectively ]	113,314,082	8,900,676
Capital shares issued in reinvestment of dividends and distributions [ 1,575,674 and 5,033,720 shares, respectively ]	23,248,963	105,080,719
Capital shares repurchased [ (4,051,526) and (6,835,685) shares, respectively ]	(64,927,384)	(163,570,675)

Total Class K transactions	71,635,661	(49,589,280)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	163,202,676	108,407,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	(580,546,475)	4,537,488
NET ASSETS:
Beginning of year	2,341,802,690	2,337,265,202

End of year	$1,761,256,215	$2,341,802,690

See Notes to Financial Statements.

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EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021		2020	2019	2018
Net asset value, beginning of year	$20.72	$21.87		$18.25	$15.68	$20.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.06	)(aa)	(0.04)	0.01	0.01
Net realized and unrealized gain (loss)	(5.89)	2.79		6.50	4.31	(1.39)

Total from investment operations	(5.88)	2.73		6.46	4.32	(1.38)

Less distributions:
Dividends from net investment income	(0.02)	—		(0.02)	(0.02)	(0.01)
Distributions from net realized gains	(0.60)	(3.88)		(2.82)	(1.73)	(3.28)

Total dividends and distributions	(0.62)	(3.88)		(2.84)	(1.75)	(3.29)

Net asset value, end of year	$14.22	$20.72		$21.87	$18.25	$15.68

Total return	(28.45)%	12.88%		36.11%	27.79%	(7.91)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$502,316	$685,390		$649,099	$522,416	$442,831
Ratio of expenses to average net assets (f)	0.91%	0.90%		0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (f)	0.09%	(0.25	)%(bb)	(0.19)%	0.05%	0.07%
Portfolio turnover rate^	42%	44%		56%	42%	46%

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$18.07	$19.52		$16.53	$14.33	$18.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.05	)(aa)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss)	(5.13)	2.48		5.86	3.94	(1.27)

Total from investment operations	(5.12)	2.43		5.83	3.95	(1.26)

Less distributions:
Dividends from net investment income	(0.02)	—		(0.02)	(0.02)	(0.01)
Distributions from net realized gains	(0.60)	(3.88)		(2.82)	(1.73)	(3.28)

Total dividends and distributions	(0.62)	(3.88)		(2.84)	(1.75)	(3.29)

Net asset value, end of year	$12.33	$18.07		$19.52	$16.53	$14.33

Total return	(28.42)%	12.90%		36.05%	27.84%	(7.89)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$745,413	$1,009,287		$976,317	$778,399	$657,055
Ratio of expenses to average net assets (f)	0.91%	0.90%		0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (f)	0.09%	(0.25	)%(bb)	(0.19)%	0.05%	0.07%
Portfolio turnover rate^	42%	44%		56%	42%	46%

See Notes to Financial Statements.

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EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$20.82	$21.89		$18.26	$15.69	$20.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	—	(aa)	0.01	0.05	0.07
Net realized and unrealized gain (loss)	(5.93)	2.81		6.50	4.31	(1.39)

Total from investment operations	(5.87)	2.81		6.51	4.36	(1.32)

Less distributions:
Dividends from net investment income	(0.06)	—		(0.06)	(0.06)	(0.06)
Distributions from net realized gains	(0.60)	(3.88)		(2.82)	(1.73)	(3.28)

Total dividends and distributions	(0.66)	(3.88)		(2.88)	(1.79)	(3.34)

Net asset value, end of year	$14.29	$20.82		$21.89	$18.26	$15.69

Total return	(28.28)%	13.25%		36.39%	28.07%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$513,527	$647,127		$711,849	$633,203	$632,384
Ratio of expenses to average net assets (f)	0.66%	0.65%		0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets (f)	0.35%	(0.01	)%(bb)	0.05%	0.30%	0.32%
Portfolio turnover rate^	42%	44%		56%	42%	46%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)

Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.01) for Class IA, Class IB and Class K, respectively.

(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Total Returns as of 12/31/22

Since Incept.
Portfolio – Class IB Shares*	(14.20)%
Portfolio – Class K Shares*	(14.02)
S&P 500® Index	(12.85)

* Date of inception 2/15/22. Returns for periods less than one year are not annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.20)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (12.85)% over the same period.

Portfolio Highlights

What helped performance since inception through year end?

•	Sector allocation contributed to relative returns, including overweighting the Health Care and Industrials sectors and underweighting the Consumer Discretionary and Communications sectors.

•	Stock selection was positive in the Information Technology, Real Estate and Consumer Staples sectors.

•	Individual stocks that helped performance included relative underweights to Amazon.com, Inc. and Tesla Inc. and relative overweights to Flex Ltd., Aflac, Inc., and Deere & Co.

What hurt performance since inception through year end?

•	Stock selection within Health Care detracted the most from performance.

•	An underweight to the Energy sector also detracted from performance.

•	Individual stocks that detracted from performance included relative overweighted in SVB Financial Group, Lumentum Holdings, Inc. and Trex Co., Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	32.8%
Health Care	21.6
Industrials	13.8
Financials	8.8
Consumer Staples	6.7
Utilities	4.7
Consumer Discretionary	4.5
Investment Companies	2.4
Real Estate	1.7
Cash and Other	3.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (Unaudited)

paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,046.30	$5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,047.30	3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.5%)
Auto Components (1.2%)
Aptiv plc*	1,183	$110,173

Household Durables (1.3%)
TopBuild Corp.*	734	114,864

Specialty Retail (2.0%)
Home Depot, Inc. (The)	562	177,513

Total Consumer Discretionary		402,550

Consumer Staples (6.7%)
Household Products (2.8%)
Procter & Gamble Co. (The)	1,691	256,288

Personal Products (3.9%)
Haleon plc (ADR)*	11,745	93,960
Unilever plc (ADR)	5,027	253,109

		347,069

Total Consumer Staples		603,357

Financials (8.8%)
Banks (1.0%)
SVB Financial Group*	383	88,144

Capital Markets (4.7%)
Intercontinental Exchange, Inc.	1,890	193,895
MSCI, Inc.	497	231,190

		425,085

Insurance (3.1%)
Aflac, Inc.	3,876	278,839

Total Financials		792,068

Health Care (21.6%)
Health Care Equipment & Supplies (6.6%)
Alcon, Inc.	2,509	171,992
Becton Dickinson and Co.	881	224,039
STERIS plc	1,083	200,019

		596,050

Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings	645	151,884
UnitedHealth Group, Inc.	344	182,382

		334,266

Life Sciences Tools & Services (9.8%)
Bio-Rad Laboratories, Inc., Class A*	365	153,479
Bruker Corp.	2,474	169,098
Danaher Corp.	1,031	273,648
ICON plc*	758	147,241
West Pharmaceutical Services, Inc.	585	137,680

		881,146

Pharmaceuticals (1.5%)
Johnson & Johnson	766	135,314

Total Health Care		1,946,776

Industrials (13.8%)
Aerospace & Defense (1.7%)
Hexcel Corp.	2,552	150,185

Building Products (1.4%)
Owens Corning	1,460	124,538

Commercial Services & Supplies (4.8%)
Tetra Tech, Inc.	1,255	182,214
Waste Management, Inc.	1,624	254,773

		436,987

Electrical Equipment (1.5%)
Rockwell Automation, Inc.	524	134,967

Machinery (4.4%)
Deere & Co.	657	281,695
Xylem, Inc.	1,030	113,887

		395,582

Total Industrials		1,242,259

Information Technology (32.8%)
Communications Equipment (3.4%)
Ciena Corp.*	3,141	160,128
Lumentum Holdings, Inc.*	2,739	142,894

		303,022

Electronic Equipment, Instruments & Components (7.9%)
Flex Ltd.*	12,565	269,645
Keysight Technologies, Inc.*	1,412	241,551
TE Connectivity Ltd.	1,759	201,933

		713,129

IT Services (6.6%)
Accenture plc, Class A	698	186,254
Maximus, Inc.	1,818	133,314
Visa, Inc., Class A	1,310	272,166

		591,734

Semiconductors & Semiconductor Equipment (7.1%)
Monolithic Power Systems, Inc.	523	184,938
NVIDIA Corp.	707	103,321
NXP Semiconductors NV	1,134	179,206
ON Semiconductor Corp.*	2,818	175,759

		643,224

Software (6.1%)
Adobe, Inc.*	403	135,622
Intuit, Inc.	375	145,957
Microsoft Corp.	1,119	268,358

		549,937

Technology Hardware, Storage & Peripherals (1.7%)
Dell Technologies, Inc., Class C	3,742	150,503

Total Information Technology		2,951,549

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
SBA Communications Corp. (REIT)	560	156,973

Total Real Estate		156,973

Utilities (4.7%)
Electric Utilities (2.8%)
NextEra Energy, Inc.	3,067	256,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Water Utilities (1.9%)
American Water Works Co., Inc.	1,120	$170,711

Total Utilities		427,112

Total Common Stocks (94.6%) (Cost $9,557,903)		8,522,644

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	217,308	217,417

Total Short-Term Investment (2.4%) (Cost $217,367)		217,417

Total Investments in Securities (97.0%) (Cost $9,775,270)		8,740,061
Other Assets Less Liabilities (3.0%)		270,076

Net Assets (100%)		$9,010,137

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$402,550	$—	$—	$402,550
Consumer Staples	603,357	—	—	603,357
Financials	792,068	—	—	792,068
Health Care	1,946,776	—	—	1,946,776
Industrials	1,242,259	—	—	1,242,259
Information Technology	2,951,549	—	—	2,951,549
Real Estate	156,973	—	—	156,973
Utilities	427,112	—	—	427,112
Short-Term Investment
Investment Company	217,417	—	—	217,417

Total Assets	$8,740,061	$—	$—	$8,740,061

Total Liabilities	$—	$—	$—	$—

Total	$8,740,061	$—	$—	$8,740,061

The Portfolio held no derivatives contracts during the period ended December 31, 2022.

Investment security transactions for the period ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,657,990
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,710,298

See Notes to Financial Statements.

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EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,015
Aggregate gross unrealized depreciation	(1,260,415)

Net unrealized depreciation	$(1,035,400)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,775,461

See Notes to Financial Statements.

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EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $9,775,270)	$8,740,061
Cash	300,000
Deferred offering cost	8,447
Receivable from investment manager	3,872
Dividends, interest and other receivables	3,642
Receivable for Portfolio shares sold	22
Other assets	155

Total assets	9,056,199

LIABILITIES
Distribution fees payable – Class IB	96
Trustees’ fees payable	6
Payable for Portfolio shares redeemed	5
Accrued expenses	45,955

Total liabilities	46,062

NET ASSETS	$9,010,137

Net assets were comprised of:
Paid in capital	$10,428,932
Total distributable earnings (loss)	(1,418,795)

Net assets	$9,010,137

Class IB
Net asset value, offering and redemption price per share, $495,029 / 57,811 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.56

Class K
Net asset value, offering and redemption price per share, $8,515,108 / 994,413 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.56

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2022*

INVESTMENT INCOME
Dividends (net of $1,454 foreign withholding tax)	$78,296
Interest	2,815
Securities lending (net)	721

Total income	81,832

EXPENSES
Professional fees	59,278
Offering costs	57,307
Investment management fees	50,975
Administrative fees	26,688
Printing and mailing expenses	22,841
Custodian fees	3,716
Distribution fees – Class IB	448
Trustees’ fees	223
Miscellaneous	3,076

Gross expenses	224,552
Less: Waiver from investment manager	(77,663)
Reimbursement from investment manager	(87,654)

Net expenses	59,235

NET INVESTMENT INCOME (LOSS)	22,597

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(389,782)
Net change in unrealized appreciation (depreciation) on investments in securities	(1,035,209)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,424,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,402,394)

*	The Portfolio commenced operations on February 15, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,597
Net realized gain (loss)	(389,782)
Net change in unrealized appreciation (depreciation)	(1,035,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,402,394)

Distributions to shareholders:
Class IB	(964)
Class K	(39,234)

Total distributions to shareholders	(40,198)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 59,372 shares ]	527,252
Capital shares issued in reinvestment of dividends [ 108 shares ]	964
Capital shares repurchased [ (1,669) shares ]	(14,721)

Total Class IB transactions	513,495

Class K
Capital shares sold [ 990,000 shares ]	9,900,000
Capital shares issued in reinvestment of dividends [ 4,413 shares ]	39,234

Total Class K transactions	9,939,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,452,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,010,137
NET ASSETS:
Beginning of period	—

End of period	$9,010,137

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S.THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01
Net realized and unrealized gain (loss)	(1.43)

Total from investment operations	(1.42)

Less distributions:
Dividends from net investment income	(0.02)

Net asset value, end of period	$8.56

Total return (b)	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%
Before waivers and reimbursements (a)(f)	3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.09	%(l)
Before waivers and reimbursements (a)(f)	(2.27	)%(l)
Portfolio turnover rate^	22	%(z)

Class K	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02
Net realized and unrealized gain (loss)	(1.42)

Total from investment operations	(1.40)

Less distributions:
Dividends from net investment income	(0.04)

Net asset value, end of period	$8.56

Total return (b)	(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%
Before waivers and reimbursements (a)(f)	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.29	%(l)
Before waivers and reimbursements (a)(f)	(1.72	)%(l)
Portfolio turnover rate^	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	American Century Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(1.47)%	8.62%
Portfolio – Class K Shares**	(1.24)	13.42
Russell Midcap® Value Index	(12.03)	7.36

* Date of inception 10/22/18. ** Date of inception 6/8/20. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (1.47)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell Midcap® Value Index, which returned (12.03)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Health Care providers and services investments were notable contributors.

•

Security selection in the Information Technology services industry boosted results. Not owning several benchmark names in the semiconductors and semiconductor equipment industry also contributed to relative performance.

•

Reinsurance Group of America, Inc., a global life and health reinsurance company, reported strong financial results as the impact from COVID-19 losses declined. We continue to own the stock as earnings expectations for the next several years have risen.

•

The Portfolio buys forward foreign currency contracts for hedging purposes to offset the inherent currency risks of holding foreign securities. Due to the strength of the U.S. dollar, the Portfolio benefitted from the foreign currency hedges.

What hurt performance during the year:

•

Stock selection and an underweight in the Energy sector hindered relative performance. The Portfolio did not own a number of oil and gas exploration stocks that were strong contributors to the benchmark.

•	In the Materials sector, the Portfolio’s lack of exposure to several outperforming chemicals and metals and mining stocks weighed on relative performance.

•	Advance Auto Parts, an automotive replacement parts retailer, underperformed analyst earnings expectations and lowered guidance. We held on to the stock given its longer-term prospects.

Portfolio Positioning and Outlook — American Century Investment Management, Inc.

Our process is based on individual security selection, but broad themes have emerged.

Our research has led us to several health care stocks that we think offer compelling risk/reward profiles. We consider health care noncyclical because demand is less impacted by the economy’s performance. Therefore, in a slowing economy, we think patients seeking elective procedures after the COVID-19 disruption could provide support to medical device companies and service providers that are working through patient backlogs.

We hold select companies in the consumer staples sector that we believe are trading at a discount to their intrinsic value. While input costs have risen in this inflationary environment, many consumer staples companies have been able to improve efficiencies and pass along rising costs through pricing without significantly impacting demand. We think these steps may lead to a positive inflection for select companies in 2023.

We have identified many companies in the financials sector that meet our investment criteria, particularly in the capital markets, banking and insurance industries. We expect the Federal Reserve to maintain higher interest rates as it continues its inflation fight in 2023, which could act as a tailwind for interest rate-sensitive financials that underearned when rates were unusually low. We remain focused on companies that, in our view,

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

offer higher relative returns on assets, stronger capital levels, lower credit risk and management teams focused on returns and building competitive advantages.

At period end, our portfolio was underweight in the consumer discretionary sector because it has been difficult for us to find higher-quality consumer discretionary companies with durable business models. We were also underweight in the information technology sector relative to the benchmark, largely due to valuations that we view as stretched.

As we enter 2023, we continue to face challenging macroeconomic and geopolitical conditions. In the event of a recession, we believe companies with low debt and steady revenues may be better positioned to grow and maintain their competitive edge despite economic headwinds.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	19.4%
Industrials	14.9
Health Care	13.8
Utilities	8.8
Real Estate	8.3
Consumer Staples	7.2
Consumer Discretionary	6.2
Information Technology	6.2
Materials	5.2
Energy	4.0
Communication Services	2.5
Exchange Traded Fund	1.2
Repurchase Agreements	1.0
Investment Company	0.4
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,071.90	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	5.08
Class K
Actual	1,000.00	1,073.60	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.80

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (0.5%)
Electronic Arts, Inc.	24,773	$3,026,765

Media (2.0%)
Fox Corp., Class B	230,763	6,565,207
Omnicom Group, Inc.	60,873	4,965,411

		11,530,618

Total Communication Services		14,557,383

Consumer Discretionary (6.2%)
Auto Components (2.5%)
Aptiv plc*	27,102	2,524,009
BorgWarner, Inc.	223,821	9,008,795
Cie Generale des Etablissements Michelin SCA	119,027	3,310,813

		14,843,617

Hotels, Restaurants & Leisure (0.9%)
Sodexo SA	57,366	5,494,737

Multiline Retail (1.6%)
Dollar Tree, Inc.*	66,178	9,360,216

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	48,823	7,178,446

Total Consumer Discretionary		36,877,016

Consumer Staples (7.2%)
Food & Staples Retailing (1.8%)
Koninklijke Ahold Delhaize NV	382,506	10,989,733

Food Products (2.9%)
Conagra Brands, Inc.	280,389	10,851,054
J M Smucker Co. (The)	39,388	6,241,423

		17,092,477

Household Products (2.5%)
Henkel AG & Co. KGaA (Preference) (q)	86,057	5,989,624
Kimberly-Clark Corp.	64,292	8,727,639

		14,717,263

Total Consumer Staples		42,799,473

Energy (2.8%)
Energy Equipment & Services (1.0%)
Baker Hughes Co.	195,578	5,775,418

Oil, Gas & Consumable Fuels (1.8%)
Devon Energy Corp.	34,042	2,093,923
Diamondback Energy, Inc.	27,976	3,826,557
EQT Corp.	87,032	2,944,293
Phillips 66	21,460	2,233,557

		11,098,330

Total Energy		16,873,748

Financials (19.4%)
Banks (6.0%)
First Hawaiian, Inc.	349,023	9,088,559
Prosperity Bancshares, Inc.	105,877	7,695,140
Truist Financial Corp.	231,701	9,970,094
US Bancorp	141,194	6,157,470
Westamerica Bancorp	43,974	2,594,906

		35,506,169

Capital Markets (7.1%)
Ameriprise Financial, Inc.	7,362	2,292,306
Bank of New York Mellon Corp. (The)	326,467	14,860,778
Northern Trust Corp.	182,661	16,163,672
T. Rowe Price Group, Inc.	79,046	8,620,757

		41,937,513

Insurance (5.9%)
Aflac, Inc.	55,012	3,957,563
Allstate Corp. (The)	93,079	12,621,513
Chubb Ltd.	7,333	1,617,660
Hanover Insurance Group, Inc. (The)	34,479	4,659,147
Reinsurance Group of America, Inc.	47,111	6,694,002
Willis Towers Watson plc	22,390	5,476,146

		35,026,031

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial, Inc.	265,462	2,296,246

Total Financials		114,765,959

Health Care (13.8%)
Health Care Equipment & Supplies (6.3%)
Baxter International, Inc.	56,957	2,903,098
Becton Dickinson and Co.	10,038	2,552,664
Dentsply Sirona, Inc.	125,420	3,993,373
Embecta Corp.	163,425	4,133,018
Envista Holdings Corp.*	82,358	2,772,994
Hologic, Inc.*	40,898	3,059,579
Zimmer Biomet Holdings, Inc.	140,636	17,931,090

		37,345,816

Health Care Providers & Services (7.5%)
AmerisourceBergen Corp.	45,408	7,524,560
Cardinal Health, Inc.	35,890	2,758,864
HCA Healthcare, Inc.	6,768	1,624,049
Henry Schein, Inc.*	119,770	9,566,030
Laboratory Corp. of America Holdings	27,787	6,543,283
Quest Diagnostics, Inc.	47,131	7,373,174
Universal Health Services, Inc., Class B	63,728	8,978,638

		44,368,598

Total Health Care		81,714,414

Industrials (14.9%)
Aerospace & Defense (1.2%)
Huntington Ingalls Industries, Inc.	31,673	7,306,328

Airlines (1.7%)
Southwest Airlines Co.*	293,607	9,885,748

Building Products (1.0%)
Cie de Saint-Gobain	124,429	6,080,353

Commercial Services & Supplies (0.4%)
Republic Services, Inc.	20,174	2,602,244

Construction & Engineering (1.1%)
Vinci SA	62,704	6,261,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Electrical Equipment (3.8%)
Atkore, Inc.*	22,792	$2,585,069
Emerson Electric Co.	89,027	8,551,934
Legrand SA	58,829	4,711,677
nVent Electric plc	176,142	6,776,183

		22,624,863

Machinery (3.2%)
Cummins, Inc.	13,742	3,329,549
IMI plc	284,538	4,430,620
Oshkosh Corp.	124,675	10,995,088

		18,755,257

Road & Rail (0.6%)
Heartland Express, Inc.	231,945	3,558,036

Trading Companies & Distributors (1.9%)
Beacon Roofing Supply, Inc.*	60,579	3,197,965
MSC Industrial Direct Co., Inc., Class A	99,188	8,103,660

		11,301,625

Total Industrials		88,376,218

Information Technology (6.2%)
Communications Equipment (1.9%)
F5, Inc.*	45,422	6,518,511
Juniper Networks, Inc.	150,620	4,813,815

		11,332,326

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	69,145	2,208,492
TE Connectivity Ltd.	54,509	6,257,633

		8,466,125

IT Services (1.1%)
Amdocs Ltd.	71,141	6,466,717

Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.	27,165	2,645,328
Teradyne, Inc.	33,517	2,927,710

		5,573,038

Technology Hardware, Storage & Peripherals (0.8%)
HP, Inc.	178,506	4,796,456

Total Information Technology		36,634,662

Materials (5.2%)
Chemicals (2.0%)
Akzo Nobel NV	93,501	6,261,514
Axalta Coating Systems Ltd.*	214,663	5,467,467

		11,728,981

Containers & Packaging (3.1%)
Amcor plc	462,367	5,506,791
Packaging Corp. of America	72,986	9,335,639
Sonoco Products Co.	53,151	3,226,797

		18,069,227

Paper & Forest Products (0.1%)
Mondi plc	40,766	694,659

Total Materials		30,492,867

Real Estate (8.3%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
Equinix, Inc. (REIT)	10,786	7,065,154
Essex Property Trust, Inc. (REIT)	29,583	6,269,229
Healthpeak Properties, Inc. (REIT)	340,719	8,541,825
Public Storage (REIT)	17,897	5,014,561
Realty Income Corp. (REIT)	128,870	8,174,224
Regency Centers Corp. (REIT)	117,571	7,348,188
VICI Properties, Inc. (REIT)	52,196	1,691,150
Weyerhaeuser Co. (REIT)	51,176	1,586,456
WP Carey, Inc. (REIT)	41,876	3,272,609

Total Real Estate		48,963,396

Utilities (8.8%)
Electric Utilities (5.0%)
Duke Energy Corp.	62,533	6,440,274
Edison International	199,200	12,673,104
Evergy, Inc.	44,004	2,769,172
Eversource Energy	34,148	2,862,968
Pinnacle West Capital Corp.	63,394	4,820,480

		29,565,998

Gas Utilities (2.2%)
Atmos Energy Corp.	13,558	1,519,445
Spire, Inc.	169,540	11,674,524

		13,193,969

Multi-Utilities (1.6%)
NorthWestern Corp.	157,731	9,359,758

Total Utilities		52,119,725

Total Common Stocks (95.3%) (Cost $538,222,077)		564,174,861

EXCHANGE TRADED FUND (ETF):
Equity (1.2%)
iShares Russell Mid-Cap Value ETF (x)	66,042	6,956,865

Total Exchange Traded Fund (1.2%) (Cost $6,715,118)		6,956,865

MASTER LIMITED PARTNERSHIP:
Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Enterprise Products Partners LP (Cost $7,437,309)	302,444	7,294,949

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,899,823	1,900,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $1,000,947, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $1,020,490. (xx)	1,000,480	1,000,480
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $4,001,911, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $4,082,120. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		6,000,480

Total Short-Term Investments (1.4%) (Cost $7,900,493)		7,901,253

Total Investments in Securities (99.1%) (Cost $560,274,997)		586,327,928
Other Assets Less Liabilities (0.9%)		5,595,184

Net Assets (100%)		$591,923,112

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $5,852,690. This was collateralized by cash of $6,000,480 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
NOK	— Norwegian Krone
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	389,700	USD	470,851	Bank of America	3/31/2023	1,283
NOK	3,349,669	USD	341,135	UBS AG	3/31/2023	2,084
USD	5,116,768	GBP	4,197,082	Bank of America	3/31/2023	31,871

Total unrealized appreciation						35,238

GBP	123,479	USD	150,450	Bank of America	3/31/2023	(852)
USD	42,204,635	EUR	39,419,514	JPMorgan Chase Bank	3/31/2023	(244,106)
USD	339,519	NOK	3,349,669	UBS AG	3/31/2023	(3,701)

Total unrealized depreciation						(248,659)

Net unrealized depreciation						(213,421)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,557,383	$—	$—	$14,557,383
Consumer Discretionary	28,071,466	8,805,550	—	36,877,016
Consumer Staples	25,820,116	16,979,357	—	42,799,473
Energy	16,873,748	—	—	16,873,748
Financials	114,765,959	—	—	114,765,959
Health Care	81,714,414	—	—	81,714,414
Industrials	66,891,804	21,484,414	—	88,376,218
Information Technology	36,634,662	—	—	36,634,662
Materials	23,536,694	6,956,173	—	30,492,867
Real Estate	48,963,396	—	—	48,963,396
Utilities	52,119,725	—	—	52,119,725
Exchange Traded Fund	6,956,865	—	—	6,956,865
Forward Currency Contracts	—	35,238	—	35,238
Master Limited Partnership
Energy	7,294,949	—	—	7,294,949
Short-Term Investments
Investment Company	1,900,773	—	—	1,900,773
Repurchase Agreements	—	6,000,480	—	6,000,480

Total Assets	$526,101,954	$60,261,212	$—	$586,363,166

Liabilities:
Forward Currency Contracts	$—	$(248,659)	$—	$(248,659)

Total Liabilities	$—	$(248,659)	$—	$(248,659)

Total	$526,101,954	$60,012,553	$—	$586,114,507

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$35,238

Total		$35,238

	Liability Derivatives
Foreign exchange contracts	Payables	$(248,659)

Total		$(248,659)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,723,076	$2,723,076

Total	$2,723,076	$2,723,076

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$217,070	$217,070

Total	$217,070	$217,070

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $45,746,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$33,154	$(852)	$—	$32,302
UBS AG	2,084	(2,084)	—	—

Total	$35,238	$(2,936)	$—	$32,302

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$852	$(852)	$—	$—
JPMorgan Chase Bank	244,106	—	—	244,106
UBS AG	3,701	(2,084)	—	1,617

Total	$248,659	$(2,936)	$—	$245,723

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$442,134,790
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$429,902,772

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,474,657
Aggregate gross unrealized depreciation	(26,182,487)

Net unrealized appreciation	$25,292,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$560,822,337

For the year ended December 31, 2022, the Portfolio incurred approximately $19,930 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $554,274,517)	$580,327,448
Repurchase Agreements (Cost $6,000,480)	6,000,480
Cash	8,700,000
Foreign cash (Cost $95)	95
Receivable for securities sold	2,499,053
Dividends, interest and other receivables	1,391,402
Receivable for Portfolio shares sold	607,905
Unrealized appreciation on forward foreign currency contracts	35,238
Securities lending income receivable	437
Other assets	2,589

Total assets	599,564,647

LIABILITIES
Payable for return of collateral on securities loaned	6,000,480
Payable for Portfolio shares redeemed	564,394
Investment management fees payable	311,120
Payable for securities purchased	281,375
Unrealized depreciation on forward foreign currency contracts	248,659
Distribution fees payable – Class IB	109,478
Administrative fees payable	48,223
Trustees’ fees payable	634
Accrued expenses	77,172

Total liabilities	7,641,535

NET ASSETS	$591,923,112

Net assets were comprised of:
Paid in capital	$564,064,578
Total distributable earnings (loss)	27,858,534

Net assets	$591,923,112

Class IB
Net asset value, offering and redemption price per share, $510,934,631 / 23,765,510 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.50

Class K
Net asset value, offering and redemption price per share, $80,988,481 / 3,769,109 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.49

(x)	Includes value of securities on loan of $5,852,690.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $185,063 foreign withholding tax)	$15,834,285
Interest	107,665
Securities lending (net)	21,795

Total income	15,963,745

EXPENSES
Investment management fees	5,303,090
Distribution fees – Class IB	1,268,892
Administrative fees	546,714
Professional fees	73,939
Custodian fees	59,200
Printing and mailing expenses	30,036
Trustees’ fees	18,565
Miscellaneous	21,637

Gross expenses	7,322,073
Less: Waiver from investment manager	(1,653,559)

Net expenses	5,668,514

NET INVESTMENT INCOME (LOSS)	10,295,231

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	57,680,135
Forward foreign currency contracts	2,723,076
Foreign currency transactions	(19,951)

Net realized gain (loss)	60,383,260

Change in unrealized appreciation (depreciation) on:
Investments in securities	(79,499,742)
Forward foreign currency contracts	217,070
Foreign currency translations	(792)

Net change in unrealized appreciation (depreciation)	(79,283,464)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,900,204)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,604,973)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,295,231	$7,651,491
Net realized gain (loss)	60,383,260	79,486,583
Net change in unrealized appreciation (depreciation)	(79,283,464)	32,410,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,604,973)	119,549,050

Distributions to shareholders:
Class IB	(66,428,915)	(61,651,191)
Class K	(10,780,595)	(9,530,993)

Total distributions to shareholders	(77,209,510)	(71,182,184)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,848,854 and 1,526,769 shares, respectively ]	44,474,871	40,213,094
Capital shares issued in reinvestment of dividends and distributions [ 3,024,819 and 2,535,714 shares, respectively ]	66,428,915	61,651,191
Capital shares repurchased [ (2,135,694) and (2,046,942) shares, respectively ]	(51,599,852)	(53,793,333)

Total Class IB transactions	59,303,934	48,070,952

Class K
Capital shares sold [ 482,846 and 81,783 shares, respectively ]	11,763,217	2,152,498
Capital shares issued in reinvestment of dividends and distributions [ 491,055 and 392,260 shares, respectively ]	10,780,595	9,530,993
Capital shares repurchased [ (391,150) and (1,661,208) shares, respectively ]	(9,412,979)	(43,216,416)

Total Class K transactions	13,130,833	(31,532,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	72,434,767	16,538,027

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,379,716)	64,904,893
NET ASSETS:
Beginning of year	605,302,828	540,397,935

End of year	$591,923,112	$605,302,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$25.00		$23.11		$23.11		$18.26		$20.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.41	(1)	0.34		0.30		0.33		0.09
Net realized and unrealized gain (loss)	(0.76)		4.88		—	#	4.92		(2.24)

Total from investment operations	(0.35)		5.22		0.30		5.25		(2.15)

Less distributions:
Dividends from net investment income	(0.70)		(0.30)		(0.25)		(0.38)		(0.09)
Distributions from net realized gains	(2.45)		(3.03)		(0.04)		(0.02)		—
Return of capital	—		—		(0.01)		—		(0.02)

Total dividends and distributions	(3.15)		(3.33)		(0.30)		(0.40)		(0.11)

Net asset value, end of period	$21.50		$25.00		$23.11		$23.11		$18.26

Total return (b)	(1.47)%		23.02%		1.32%		28.77%		(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$510,935		$525,686		$439,396		$347,837		$261,736
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(k)	1.00	%(k)
Before waivers (a)(f)	1.28%		1.28%		1.30%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71	%(aa)	1.28%		1.45%		1.54%		2.29	%(l)
Before waivers (a)(f)	1.43	%(aa)	1.00%		1.14%		1.21%		1.95	%(l)
Portfolio turnover rate^	75%		51%		101%		42%		11	%(z)

	Year Ended December 31,				June 8, 2020* to December 31, 2020
Class K	2022		2021
Net asset value, beginning of period	$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.48	(1)	0.39		0.18
Net realized and unrealized gain (loss)	(0.77)		4.91		2.57

Total from investment operations	(0.29)		5.30		2.75

Less distributions:
Dividends from net investment income	(0.76)		(0.37)		(0.29)
Distributions from net realized gains	(2.45)		(3.03)		(0.04)
Return of capital	—		—		(0.02)

Total dividends and distributions	(3.21)		(3.40)		(0.35)

Net asset value, end of period	$21.49		$24.99		$23.09

Total return (b)	(1.24)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,988		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.98	%(aa)	1.48%		1.57	%(l)
Before waivers (a)(f)	1.70	%(aa)	1.20%		1.25	%(l)
Portfolio turnover rate^	75%		51%		101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	American Century Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(17.28)%	2.00%
EQ/American Century Moderate Growth Allocation Index	(15.42)	5.87
S&P 500® Index	(18.11)	11.27
Bloomberg U.S. 5-10 Year Corporate Bond Index	(13.89)	0.92

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (17.28)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/American Century Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. 5-10 Year Corporate Bond Index, which returned (15.42)%, (18.11)% and (13.89)%, respectively.

Asset Class Overview

Portfolio Highlights

What helped performance during the year:

•

Cash was the only asset class to deliver positive returns during the period. While bonds fell overall, the Portfolio’s out-of-index position in cash and three- to 10-year Treasuries helped mitigate downside volatility.

•	The investment-grade bond and non-U.S. equity allocations declined in absolute terms but held up better than the benchmark.

What hurt performance during the year:

•	For the full year, the Portfolio declined and trailed its benchmark in a highly volatile environment that featured the worst years for stocks and bonds in decades.

•	Positioning in both large- and small-cap U.S. equities detracted from absolute and relative performance.

Portfolio Positioning and Outlook — American Century Investment Management, Inc.

We think recession is the most likely outcome as higher interest rates meant to address inflation take a toll on the global economy, consumers and investors. With that in mind, we see more volatility ahead and continue to urge a cautious approach.

In addition, bonds are attractive after enduring a difficult 2022, because 10-year Treasury yields are as high as they’ve been since 2010. Similarly, cash yields haven’t been this high since January 2008. Meanwhile, corporate earnings growth slowed to a pandemic pace. As a result, bond yields are much more attractive relative to stock earnings yields than they’ve been in some time.

Add to that the fact that we see slower growth and a potentially challenging environment for equities ahead, at period end we were underweight equities in favor of bonds. Specifically, we were managing the Portfolio’s risk exposures by underweighting U.S. large-cap equities in favor of an allocation to cash and U.S. Treasury bonds on the margin.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	7.50
Weighted Average Coupon (%)	3.50
Weighted Average Modified Duration (Years)*	6.20
Weighted Average Rating**	BBB	+

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Exchange Traded Funds	$82,518,301	99.7%
Repurchase Agreements	19,546,367	23.6
Investment Companies	2,018,544	2.4
Cash and Other	(21,293,167)	(25.7)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,003.10	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.55	5.71

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (46.0%)
iShares Core MSCI EAFE ETF	240,600	$14,830,584
iShares Core S&P 500 ETF	16,100	6,185,781
iShares Core S&P Mid-Cap ETF	8,200	1,983,498
iShares Russell 2000 ETF (x)	16,000	2,789,760
SPDR Portfolio S&P 500 ETF (x)	136,700	6,148,766
Vanguard S&P 500 ETF	17,500	6,148,450

Total Equity		38,086,839

Fixed Income (53.7%)
SPDR Bloomberg 1-3 Month T-Bill ETF (x)	34,300	3,137,421
Vanguard Intermediate-Term Corporate Bond ETF (x)	426,300	33,042,513
Vanguard Intermediate-Term Treasury ETF (x)	141,100	8,251,528

Total Fixed Income		44,431,462

Total Exchange Traded Funds (99.7%) (Cost $87,171,465)		82,518,301

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	18,534	18,544

Total Investment Companies		2,018,544

	Principal Amount	Value (Note 1)

Repurchase Agreements (23.6%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,548,022, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,617,294. (xx)	$3,546,367	3,546,367
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $15,007,167, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $15,307,951. (xx)	15,000,000	15,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $1,000,836, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,546,367

Total Short-Term Investments (26.0%) (Cost $21,564,910)		21,564,911

Total Investments in Securities (125.7%) (Cost $108,736,375)		104,083,212
Other Assets Less Liabilities (-25.7%)		(21,293,167)

Net Assets (100%)		$82,790,045

(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $21,121,942. This was collateralized by $84,352 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 2/28/23 - 11/15/51 and by cash of $21,546,367 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$82,518,301	$—	$—	$82,518,301
Short-Term Investments
Investment Companies	2,018,544	—	—	2,018,544
Repurchase Agreements	—	19,546,367	—	19,546,367

Total Assets	$84,536,845	$19,546,367	$—	$104,083,212

Total Liabilities	$—	$—	$—	$—

Total	$84,536,845	$19,546,367	$—	$104,083,212

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$210,817,780
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$193,774,382

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,110,919
Aggregate gross unrealized depreciation	(8,345,612)

Net unrealized depreciation	$(6,234,693)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$110,317,905

For the year ended December 31, 2022, the Portfolio incurred approximately $2,780 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $89,190,008)	$84,536,845
Repurchase Agreements (Cost $19,546,367)	19,546,367
Cash	300,000
Receivable for securities sold	271,108
Receivable for Portfolio shares sold	208,648
Securities lending income receivable	4,080
Dividends, interest and other receivables	243
Other assets	4,700

Total assets	104,871,991

LIABILITIES
Payable for return of collateral on securities loaned	21,546,367
Payable for securities purchased	417,047
Investment management fees payable	43,096
Distribution fees payable – Class IB	17,628
Administrative fees payable	9,165
Payable for Portfolio shares redeemed	57
Trustees’ fees payable	29
Accrued expenses	48,557

Total liabilities	22,081,946

NET ASSETS	$82,790,045

Net assets were comprised of:
Paid in capital	$89,414,295
Total distributable earnings (loss)	(6,624,250)

Net assets	$82,790,045

Class IB
Net asset value, offering and redemption price per share, $82,790,045 / 8,221,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

(x)	Includes value of securities on loan of $21,121,942.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$1,790,385
Interest	2,632
Securities lending (net)	58,770

Total income	1,851,787

EXPENSES
Investment management fees	621,084
Distribution fees – Class IB	194,089
Administrative fees	95,947
Professional fees	55,254
Printing and mailing expenses	13,141
Custodian fees	10,600
Trustees’ fees	2,432
Miscellaneous	950

Gross expenses	993,497
Less: Waiver from investment manager	(113,487)

Net expenses	880,010

NET INVESTMENT INCOME (LOSS)	971,777

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(576,369)
Net change in unrealized appreciation (depreciation) on investments in securities	(14,986,575)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,562,944)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,591,167)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$971,777	$626,738
Net realized gain (loss)	(576,369)	1,356,310
Net change in unrealized appreciation (depreciation)	(14,986,575)	3,852,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,591,167)	5,835,569

Distributions to shareholders:
Class IB	(2,786,464)	(1,151,554)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,808,646 and 1,917,237 shares, respectively ]	19,473,878	23,679,196
Capital shares issued in reinvestment of dividends and distributions [ 272,395 and 92,220 shares, respectively ]	2,786,464	1,151,554
Capital shares repurchased [ (302,211) and (133,164) shares, respectively ]	(3,290,068)	(1,621,522)

Total Class IB transactions	18,970,274	23,209,228

Class K (b)
Capital shares repurchased [ 0 and (1,016,374) shares, respectively ]	—	(11,987,647)

Total Class K transactions	—	(11,987,647)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,970,274	11,221,581

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,592,643	15,905,596
NET ASSETS:
Beginning of year	81,197,402	65,291,806

End of year	$82,790,045	$81,197,402

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB	2022		2021		2020
Net asset value, beginning of period	$12.60		$11.69		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.12		0.10		0.20
Net realized and unrealized gain (loss)	(2.32)		0.98		0.32		1.32

Total from investment operations	(2.18)		1.10		0.42		1.52

Less distributions:
Dividends from net investment income	(0.15)		(0.09)		(0.09)		(0.12)
Distributions from net realized gains	(0.20)		(0.10)		(0.01)		(0.03)

Total dividends and distributions	(0.35)		(0.19)		(0.10)		(0.15)

Net asset value, end of period	$10.07		$12.60		$11.69		$11.37

Total return (b)	(17.28)%		9.36%		3.71%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,790		$81,197		$53,403		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.14	%(k)	1.13	%(k)	1.14	%(k)
Before waivers (a)(f)	1.28%		1.29%		1.35%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.25%		0.96%		0.92%		2.03	%(l)
Before waivers (a)(f)(x)	1.11%		0.81%		0.70%		1.52	%(l)
Portfolio turnover rate^	248%		87%		134%		56	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.70		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.20
Net realized and unrealized gain (loss)	0.09		0.34		1.34

Total from investment operations	0.09		0.46		1.54

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)
Distributions from net realized gains	—		(0.01)		(0.03)

Total dividends and distributions	—		(0.13)		(0.17)

Net asset value, end of period	$11.79		$11.70		$11.37

Total return (b)	0.77%		4.04%		15.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$11,889		$11,427
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(k)	0.88	%(k)	0.88	%(k)
Before waivers (a)(f)	1.07%		1.11%		1.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		1.06%		2.05	%(l)
Before waivers (a)(f)(x)	(0.14)%		0.84%		1.34	%(l)
Portfolio turnover rate^	87%		134%		56	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Capital International, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(18.97)%	9.23%	12.11%
Portfolio – Class IB Shares	(18.97)	9.23	12.11
S&P 500® Index	(18.11)	9.42	12.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (18.97)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The selection of investments in the Consumer Discretionary sector contributed to relative returns.

•	Security selection and an above-benchmark exposure in the Utilities and Materials sectors helped relative results.

•	Shares of steel maker ATI (rebranded from Allegheny Technologies, Inc.) ended higher after reporting strong revenue growth in the aerospace and defense markets.

•	Avoidance of Tesla, Inc. was helpful to relative results. The electric carmaker’s stock fell on concerns that Twitter was a distraction for CEO Elon Musk.

•	ConocoPhillips Co. benefitted from rising oil prices. The oil producer reported strong quarterly earnings, raised its dividend and expanded its share repurchase program.

What hurt performance during the year:

•	Stock choices and an overweight in the Communication Services sector hindered results relative to the benchmark.

•	Investment decisions in the Financials sector detracted from relative returns.

•	Lack of exposure to Exxon Mobil Corp. hampered relative results as the oil and gas giant’s shares rallied on record profits and soaring natural gas prices.

•	Shares of Meta Platforms, Inc., the parent company of Facebook, sold off in late October after the social media giant missed on earnings and ad revenues declined.

•	SVB Financial Group’s stock declined. Although the bank beat earnings expectations, it lowered its outlook for deposits and net interest income.

Portfolio Positioning and Outlook — Capital International, Inc.

Market volatility may continue amid uncertainty over inflation and the depth of an expected recession. Managers are seeking attractively valued companies with durable competitive advantages and strong pricing power. In the IT sector, managers have targeted select semiconductor-equipment manufacturers. Several utilities and energy companies feature prominently in the Portfolio, along with companies that supply materials for the aerospace and defense industries. At period end, the Portfolio was overweight the industrials, materials and utilities sectors, while holding underweight stances in IT, health care and consumer staples.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	21.0%
Health Care	12.2
Industrials	11.7
Financials	11.4
Consumer Discretionary	11.0
Communication Services	7.8
Consumer Staples	5.7
Materials	5.6
Utilities	5.4
Energy	3.2
Investment Companies	1.8
Real Estate	1.4
Repurchase Agreement	1.0
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,054.20	$5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.94
Class IB
Actual	1,000.00	1,054.10	5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.94

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Entertainment (2.0%)
Netflix, Inc.*	16,833	$4,963,715
Take-Two Interactive Software, Inc.*	45,695	4,758,220

		9,721,935

Interactive Media & Services (3.7%)
Alphabet, Inc., Class C*	104,787	9,297,749
Meta Platforms, Inc., Class A*	57,036	6,863,712
Pinterest, Inc., Class A*	68,732	1,668,813
Snap, Inc., Class A*	106,439	952,629

		18,782,903

Media (2.1%)
Charter Communications, Inc., Class A*	17,354	5,884,742
Comcast Corp., Class A	133,122	4,655,276

		10,540,018

Total Communication Services		39,044,856

Consumer Discretionary (11.0%)
Auto Components (0.7%)
Aptiv plc*	37,944	3,533,725

Hotels, Restaurants & Leisure (5.8%)
Aramark	213,532	8,827,413
Chipotle Mexican Grill, Inc.*	6,006	8,333,265
Norwegian Cruise Line Holdings Ltd. (x)*	419,390	5,133,333
Royal Caribbean Cruises Ltd.*	43,076	2,129,247
Yum! Brands, Inc.	37,240	4,769,699

		29,192,957

Household Durables (0.5%)
DR Horton, Inc.	32,025	2,854,708

Multiline Retail (2.1%)
Dollar General Corp.	25,161	6,195,896
Dollar Tree, Inc.*	30,517	4,316,325

		10,512,221

Specialty Retail (0.9%)
Burlington Stores, Inc.*	21,992	4,459,098

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	41,662	4,874,871

Total Consumer Discretionary		55,427,580

Consumer Staples (5.7%)
Beverages (2.3%)
Constellation Brands, Inc., Class A	29,533	6,844,273
Molson Coors Beverage Co., Class B	91,969	4,738,243

		11,582,516

Food Products (1.4%)
Kraft Heinz Co. (The)	171,923	6,998,985

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	16,394	4,067,515

Tobacco (1.2%)
Philip Morris International, Inc.	62,026	6,277,652

Total Consumer Staples		28,926,668

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
Chevron Corp.	20,974	3,764,623
ConocoPhillips	83,073	9,802,614
Equitrans Midstream Corp.	411,779	2,758,920

Total Energy		16,326,157

Financials (11.4%)
Banks (3.5%)
JPMorgan Chase & Co.	73,920	9,912,672
Western Alliance Bancorp	131,857	7,853,403

		17,766,075

Capital Markets (3.2%)
Brookfield Asset Management Ltd., Class A (x)*	22,755	652,386
Brookfield Corp. (x)	91,021	2,863,521
MSCI, Inc.	15,900	7,396,203
Nasdaq, Inc.	81,552	5,003,215

		15,915,325

Insurance (4.7%)
Aon plc, Class A	12,070	3,622,690
Chubb Ltd.	31,378	6,921,987
Marsh & McLennan Cos., Inc.	47,015	7,780,042
Progressive Corp. (The)	41,236	5,348,721

		23,673,440

Total Financials		57,354,840

Health Care (12.2%)
Biotechnology (2.2%)
Regeneron Pharmaceuticals, Inc.*	7,162	5,167,311
Seagen, Inc.*	46,714	6,003,216

		11,170,527

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	38,843	4,264,573
Edwards Lifesciences Corp.*	60,289	4,498,162

		8,762,735

Health Care Providers & Services (3.9%)
Centene Corp.*	72,015	5,905,950
Elevance Health, Inc.	10,669	5,472,877
UnitedHealth Group, Inc.	15,670	8,307,921

		19,686,748

Life Sciences Tools & Services (2.3%)
Danaher Corp.	23,741	6,301,336
Mettler-Toledo International, Inc.*	3,772	5,452,238

		11,753,574

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	76,661	5,515,759
Pfizer, Inc.	93,930	4,812,973

		10,328,732

Total Health Care		61,702,316

Industrials (11.7%)
Aerospace & Defense (3.8%)
Axon Enterprise, Inc.*	34,246	5,682,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Raytheon Technologies Corp.	55,956	$5,647,079
TransDigm Group, Inc.	12,635	7,955,628

		19,285,146

Airlines (0.6%)
United Airlines Holdings, Inc.*	80,814	3,046,688

Building Products (2.0%)
Armstrong World Industries, Inc.	77,503	5,315,931
Carrier Global Corp.	116,990	4,825,837

		10,141,768

Commercial Services & Supplies (0.9%)
Waste Connections, Inc.	34,291	4,545,615

Construction & Engineering (1.0%)
Arcosa, Inc.	87,103	4,733,177

Electrical Equipment (1.0%)
AMETEK, Inc.	36,469	5,095,449

Professional Services (0.5%)
Dun & Bradstreet Holdings, Inc.	189,738	2,326,188

Road & Rail (1.9%)
Saia, Inc.*	21,191	4,443,329
Union Pacific Corp.	25,427	5,265,169

		9,708,498

Total Industrials		58,882,529

Information Technology (21.0%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	100,011	5,056,556

IT Services (5.0%)
Block, Inc., Class A*	36,120	2,269,781
GoDaddy, Inc., Class A*	39,172	2,930,849
Mastercard, Inc., Class A	28,762	10,001,410
Toast, Inc., Class A (x)*	156,170	2,815,745
Visa, Inc., Class A	34,765	7,222,777

		25,240,562

Semiconductors & Semiconductor Equipment (7.4%)
ASML Holding NV (Registered) (NYRS)	22,118	12,085,275
Broadcom, Inc.	17,140	9,583,488
Enphase Energy, Inc.*	8,765	2,322,375
KLA Corp.	15,460	5,828,884
Micron Technology, Inc.	94,196	4,707,916
Wolfspeed, Inc.*	39,848	2,751,106

		37,279,044

Software (6.4%)
Adobe, Inc.*	7,836	2,637,049
Ceridian HCM Holding, Inc.*	79,381	5,092,291
DocuSign, Inc.*	34,556	1,915,093
Microsoft Corp.	75,543	18,116,722
ServiceNow, Inc.*	11,228	4,359,496

		32,120,651

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	47,096	6,119,183

Total Information Technology		105,815,996

Materials (5.6%)
Chemicals (3.0%)
Albemarle Corp.	19,223	4,168,700
Corteva, Inc.	61,895	3,638,188
Linde plc	22,679	7,397,436

		15,204,324

Metals & Mining (2.6%)
ATI, Inc.*	428,262	12,787,903

Total Materials		27,992,227

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Crown Castle, Inc. (REIT)	20,932	2,839,216
Equinix, Inc. (REIT)	6,652	4,357,260

Total Real Estate		7,196,476

Utilities (5.4%)
Electric Utilities (2.1%)
PG&E Corp.*	656,466	10,674,137

Independent Power and Renewable Electricity Producers (1.7%)
AES Corp. (The)	298,933	8,597,315

Multi-Utilities (1.6%)
CenterPoint Energy, Inc.	260,987	7,827,000

Total Utilities		27,098,452

Total Common Stocks (96.4%) (Cost $346,844,267)		485,768,097

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	6,879,074	6,882,513

Total Investment Companies		8,882,513

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.0%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $5,197,725, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $5,299,206. (xx)	$5,195,300	5,195,300

Total Short-Term Investments (2.8%) (Cost $14,076,480)		14,077,813

Total Investments in Securities (99.2%) (Cost $360,920,747)		499,845,910
Other Assets Less Liabilities (0.8%)		3,959,664

Net Assets (100%)		$503,805,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $9,187,489. This was collateralized by $2,316,984 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 2/9/23 - 5/15/47 and by cash of $7,195,300 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,044,856	$—	$—	$39,044,856
Consumer Discretionary	55,427,580	—	—	55,427,580
Consumer Staples	28,926,668	—	—	28,926,668
Energy	16,326,157	—	—	16,326,157
Financials	57,354,840	—	—	57,354,840
Health Care	61,702,316	—	—	61,702,316
Industrials	58,882,529	—	—	58,882,529
Information Technology	105,815,996	—	—	105,815,996
Materials	27,992,227	—	—	27,992,227
Real Estate	7,196,476	—	—	7,196,476
Utilities	27,098,452	—	—	27,098,452
Short-Term Investments
Investment Companies	8,882,513	—	—	8,882,513
Repurchase Agreement	—	5,195,300	—	5,195,300

Total Assets	$494,650,610	$5,195,300	$—	$499,845,910

Total Liabilities	$—	$—	$—	$—

Total	$494,650,610	$5,195,300	$—	$499,845,910

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$134,904,221
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$172,111,872

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,591,487
Aggregate gross unrealized depreciation	(34,666,914)

Net unrealized appreciation	$138,924,573

Federal income tax cost of investments in securities and derivative instruments, if applicable	$360,921,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $355,725,447)	$494,650,610
Repurchase Agreements (Cost $5,195,300)	5,195,300
Cash	11,312,000
Dividends, interest and other receivables	245,679
Receivable for securities sold	202,996
Receivable for Portfolio shares sold	60,212
Securities lending income receivable	1,074
Other assets	2,358

Total assets	511,670,229

LIABILITIES
Payable for return of collateral on securities loaned	7,195,300
Investment management fees payable	258,826
Payable for Portfolio shares redeemed	169,905
Distribution fees payable – Class IB	92,855
Administrative fees payable	41,538
Distribution fees payable – Class IA	16,410
Trustees’ fees payable	1,711
Accrued expenses	88,110

Total liabilities	7,864,655

NET ASSETS	$503,805,574

Net assets were comprised of:
Paid in capital	$357,956,609
Total distributable earnings (loss)	145,848,965

Net assets	$503,805,574

Class IA
Net asset value, offering and redemption price per share, $75,545,642 / 2,971,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.42

Class IB
Net asset value, offering and redemption price per share, $428,259,932 / 16,815,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.47

(x)	Includes value of securities on loan of $9,187,489.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $36,440 foreign withholding tax)	$6,016,094
Interest	134,147
Securities lending (net)	22,650

Total income	6,172,891

EXPENSES
Investment management fees	3,530,509
Distribution fees – Class IB	1,156,174
Administrative fees	503,605
Distribution fees – Class IA	201,713
Professional fees	64,001
Custodian fees	34,800
Printing and mailing expenses	29,171
Trustees’ fees	17,852
Miscellaneous	13,085

Gross expenses	5,550,910
Less: Waiver from investment manager	(287,319)

Net expenses	5,263,591

NET INVESTMENT INCOME (LOSS)	909,300

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	47,290,131
Net change in unrealized appreciation (depreciation) on investments in securities	(172,286,031)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(124,995,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(124,086,600)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$909,300	$(679,653)
Net realized gain (loss)	47,290,131	52,702,642
Net change in unrealized appreciation (depreciation)	(172,286,031)	77,189,086

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(124,086,600)	129,212,075

Distributions to shareholders:
Class IA	(9,758,866)	(4,617,169)
Class IB	(55,073,680)	(26,449,238)

Total distributions to shareholders	(64,832,546)	(31,066,407)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 143,391 and 209,688 shares, respectively ]	4,280,728	6,822,758
Capital shares issued in reinvestment of dividends and distributions [ 366,880 and 131,793 shares, respectively ]	9,758,866	4,617,169
Capital shares repurchased [ (279,543) and (435,898) shares, respectively ]	(8,312,154)	(15,030,672)

Total Class IA transactions	5,727,440	(3,590,745)

Class IB
Capital shares sold [ 471,516 and 518,407 shares, respectively ]	14,081,956	17,589,919
Capital shares issued in reinvestment of dividends and distributions [ 2,066,827 and 753,770 shares, respectively ]	55,073,680	26,449,238
Capital shares repurchased [ (1,441,247) and (1,695,186) shares, respectively ]	(42,812,916)	(57,504,174)

Total Class IB transactions	26,342,720	(13,465,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,070,160	(17,055,762)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(156,848,986)	81,089,906
NET ASSETS:
Beginning of year	660,654,560	579,564,654

End of year	$503,805,574	$660,654,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019		2018
Net asset value, beginning of year	$35.74	$30.50	$26.18	$22.27		$26.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	(0.04)	0.01	0.17	(1)	0.14
Net realized and unrealized gain (loss)	(6.78)	7.03	6.03	7.06		(1.20)

Total from investment operations	(6.73)	6.99	6.04	7.23		(1.06)

Less distributions:
Dividends from net investment income	(0.05)	—	(0.03)	(0.15)		(0.16)
Distributions from net realized gains	(3.54)	(1.75)	(1.69)	(3.17)		(3.20)

Total dividends and distributions	(3.59)	(1.75)	(1.72)	(3.32)		(3.36)

Net asset value, end of year	$25.42	$35.74	$30.50	$26.18		$22.27

Total return	(18.97)%	23.07%	23.26%	32.89%		(4.81)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$75,546	$97,965	$86,482	$41,519		$37,013
Ratio of expenses to average net assets:
After waivers (f)	0.97%	0.97%	0.97%	0.97%		0.97%
Before waivers (f)	1.02%	1.02%	1.03%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.17%	(0.11)%	0.05%	0.66	%(aa)	0.52%
Before waivers (f)	0.12%	(0.15)%	(0.01)%	0.59	%(aa)	0.45%
Portfolio turnover rate^	25%	20%	42%	32%		31%

	Year Ended December 31,
Class IB	2022	2021	2020	2019		2018
Net asset value, beginning of year	$35.80	$30.55	$26.22	$22.30		$26.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	(0.04)	0.02	0.17	(1)	0.14
Net realized and unrealized gain (loss)	(6.79)	7.04	6.03	7.07		(1.20)

Total from investment operations	(6.74)	7.00	6.05	7.24		(1.06)

Less distributions:
Dividends from net investment income	(0.05)	—	(0.03)	(0.15)		(0.16)
Distributions from net realized gains	(3.54)	(1.75)	(1.69)	(3.17)		(3.20)

Total dividends and distributions	(3.59)	(1.75)	(1.72)	(3.32)		(3.36)

Net asset value, end of year	$25.47	$35.80	$30.55	$26.22		$22.30

Total return	(18.97)%	23.06%	23.26%	32.89%		(4.81)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$428,260	$562,690	$493,082	$381,178		$316,075
Ratio of expenses to average net assets:
After waivers (f)	0.97%	0.97%	0.97%	0.97%		0.97%
Before waivers (f)	1.02%	1.02%	1.03%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.17%	(0.11)%	0.06%	0.66	%(aa)	0.52%
Before waivers (f)	0.11%	(0.15)%	— %‡‡	0.59	%(aa)	0.45%
Portfolio turnover rate^	25%	20%	42%	32%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2020 to June 7, 2020‡	Year Ended December 31,
Class K		2019		2018
Net asset value, beginning of period	$26.11	$22.21		$26.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.24	(1)	0.21
Net realized and unrealized gain (loss)	0.95	7.05		(1.21)

Total from investment operations	1.00	7.29		(1.00)

Less distributions:
Dividends from net investment income	—	(0.22)		(0.23)
Distributions from net realized gains	—	(3.17)		(3.20)

Total dividends and distributions	—	(3.39)		(3.43)

Net asset value, end of year	$27.11	$26.11		$22.21

Total return (b)	3.79%	33.24%		(4.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$6,424		$4,285
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%
Before waivers (a)(f)	0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44%	0.91	%(aa)	0.77%
Before waivers (a)(f)	0.37%	0.84	%(aa)	0.71%
Portfolio turnover rate^	42%	32%		31%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.19 for Class IA, IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	ClearBridge Investments, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(32.15)%	7.29%	10.17%
Portfolio – Class IB Shares	(32.13)	7.29	10.17
Portfolio – Class K Shares	(31.92)	7.58	10.46
Russell 1000® Growth Index	(29.14)	10.96	14.10

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (32.13)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned (29.14)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overall sector allocation contributed to performance.

•

The Portfolio’s overweight exposure to Health Care was the primary driver of performance for the year. Here success was found outside the traditional biopharmaceutical segment with solid contributions from managed care provider UnitedHealth Group, Inc., as well as relatively strong results compared to the overall growth market from medical device makers DexCom, Inc. and Stryker Corp.

•

Stock selection in the Consumer Staples sector was a solid contributor, led by energy drink maker Monster Beverage Corp., which has benefitted from robust sales growth and pricing power as well as tempering of aluminum costs, and The Estee Lauder Cos., Inc., an addition late in the period that is seeing a recovery in cosmetics spending after demand pressures from previous COVID lockdowns in key Asian markets.

•

Among individual stocks, aerospace and defense contractor Raytheon Technologies Corp. benefitted from a normalization of air travel and positive defense spending trends while Honeywell International, Inc. also participated in a solid recovery in air travel as well as a greater focus on energy efficiency.

What hurt performance during the year:

•	Overall stock selection detracted from performance.

•

Stock selection in the Information Technology sector was the primary detractor from performance, due to drawdowns of graphics chip maker Nvidia Corp. and software makers Salesforce, Inc., Microsoft Corp. and Atlassian Corp. plc, all of which lapped tough comparisons and were most directly impacted by rising rates as well as a surging U.S. dollar that caused foreign exchange losses. Nvidia surrendered much of its gains during a surge in demand for its gaming graphics chips during the pandemic as gaming and crypto mining demand fell sharply. The decade-long trend of digital transformation enabled by software and related technology companies is clearly secular but we could see a short-term softening as corporate IT budgets tighten due to recession fears and the consideration of cyclical factors.

•

Stock selection in Communication Services was also a significant detractor, mostly due to weakness in Meta Platforms, Inc. (formerly known as Facebook), which saw its shares derate late in the period on disappointing results and guidance caused by tough comparables to a strong e-commerce environment in early 2021, negative impacts from Apple’s privacy changes and rising expenses. Weakness in Netflix, Inc., which is experiencing subscriber losses as streaming demand falls in a reopening economy, also weighed on performance while Asian e-commerce and gaming provider Sea Limited was hurt by slowing gaming revenues.

•

A poor showing from Amazon.com, Inc., in the Consumer Discretionary sector, also impacted results as the Portfolio’s largest holding was negatively impacted by a weaker than expected revenue forecast for the fourth quarter that indicated slowing demand in Amazon’s retail and cloud businesses. The company has also been negatively impacted by multiple waves of cost pressure since the pandemic

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

began. However, we do not believe Amazon is losing market share and the company is focused on reducing costs to protect profitability.

Portfolio Positioning and Outlook — ClearBridge Investments, LLC

We have been cautious on the economy and markets for some time, positioning the Portfolio accordingly for the current environment and what will likely be another unsettled year ahead. Despite negative absolute performance for the year, we are encouraged that our efforts to establish more Portfolio balance through a focus on durable businesses and risk management appear to be beginning to show results.

Corporate earnings expectations retreated during the fourth quarter, declining 2.8%, the first year-over-year earnings decline since the third quarter of 2020, according to FactSet. As of mid-December, 63 S&P 500 companies had issued negative forward guidance compared to 34 reporting positive projections. We think these trends underestimate the downward earnings revisions still to come and will be closely monitoring the guidance provided by Portfolio companies during the upcoming quarterly reporting period.

We see the economic environment as weak and getting weaker, with pain still to be felt on both the corporate and consumer side as the hammer of monetary policy, which acts with a lag, begins to be felt. Led by IT and shadow tech, companies are looking for any way to cut costs, with layoffs increasing among the largest growth companies, including Meta Platforms and Salesforce. The pandemic savings accumulated by households are eroding, with retail sales likely to struggle in the year ahead. While the consumer remains in good fiscal shape, credit is starting to worsen and it’s totally normal to expect a credit cycle to take hold at this stage of an economic contraction. Paradoxically, a slowdown in inflation could also create headwinds: retailers no longer able to lean on price as a revenue driver may see margins contract.

Mega cap growth companies are struggling as much as other businesses due to downstream weakness of their clients. Cloud spending is being hurt by budget constraints of buyers, the advertising business is slowing and management confidence is being challenged by increasingly negative data prints. In short, all signs point to a challenging earnings year. Despite so much uncertainty, we maintain confidence in our Portfolio as we beleive the active positioning we have put in place is enabling leadership franchises to flex their advantages.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	35.6%
Health Care	20.2
Consumer Discretionary	12.0
Industrials	10.1
Communication Services	6.1
Financials	4.8
Consumer Staples	4.8
Real Estate	1.8
Materials	1.7
Repurchase Agreements	1.5
Utilities	1.3
Investment Company	0.7
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,000.30	$5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	999.50	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,002.00	3.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (6.1%)
Entertainment (3.7%)
Netflix, Inc.*	30,400	$8,964,352
Sea Ltd. (ADR)*	41,970	2,183,699

		11,148,051

Interactive Media & Services (2.4%)
Meta Platforms, Inc., Class A*	61,103	7,353,135

Total Communication Services		18,501,186

Consumer Discretionary (12.0%)
Auto Components (1.4%)
Aptiv plc*	45,099	4,200,070

Internet & Direct Marketing Retail (5.9%)
Amazon.com, Inc.*	214,320	18,002,880

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	25,590	3,762,498
Tractor Supply Co.	10,920	2,456,672

		6,219,170

Textiles, Apparel & Luxury Goods (2.7%)
NIKE, Inc., Class B	69,800	8,167,298

Total Consumer Discretionary		36,589,418

Consumer Staples (4.8%)
Beverages (3.0%)
Monster Beverage Corp.*	88,760	9,011,803

Personal Products (1.8%)
Estee Lauder Cos., Inc. (The), Class A	21,900	5,433,609

Total Consumer Staples		14,445,412

Financials (4.8%)
Capital Markets (2.8%)
S&P Global, Inc.	25,632	8,585,182

Insurance (2.0%)
Marsh & McLennan Cos., Inc.	37,196	6,155,194

Total Financials		14,740,376

Health Care (20.2%)
Health Care Equipment & Supplies (8.5%)
Alcon, Inc. (x)	92,530	6,342,932
Dexcom, Inc.*	56,700	6,420,708
Intuitive Surgical, Inc.*	22,800	6,049,980
Stryker Corp.	29,600	7,236,904

		26,050,524

Health Care Providers & Services (5.5%)
UnitedHealth Group, Inc.	31,645	16,777,546

Life Sciences Tools & Services (3.3%)
Thermo Fisher Scientific, Inc.	18,297	10,075,975

Pharmaceuticals (2.9%)
Zoetis, Inc.	59,500	8,719,725

Total Health Care		61,623,770

Industrials (10.1%)
Air Freight & Logistics (2.2%)
United Parcel Service, Inc., Class B	38,448	6,683,800

Electrical Equipment (2.6%)
Eaton Corp. plc	49,960	7,841,222

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	20,500	4,393,150

Road & Rail (1.3%)
Uber Technologies, Inc.*	165,780	4,099,740

Trading Companies & Distributors (2.6%)
WW Grainger, Inc.	14,140	7,865,375

Total Industrials		30,883,287

Information Technology (35.6%)
IT Services (7.4%)
PayPal Holdings, Inc.*	71,800	5,113,596
Visa, Inc., Class A	84,061	17,464,513

		22,578,109

Semiconductors & Semiconductor Equipment (6.1%)
ASML Holding NV (Registered) (NYRS)	11,440	6,250,816
Intel Corp.	80,300	2,122,329
NVIDIA Corp.	70,440	10,294,101

		18,667,246

Software (17.7%)
Adobe, Inc.*	14,829	4,990,403
Atlassian Corp., Class A*	25,570	3,290,348
Microsoft Corp.	100,427	24,084,403
Palo Alto Networks, Inc.*	50,650	7,067,701
Salesforce, Inc.*	43,460	5,762,361
Splunk, Inc.*	48,295	4,157,717
Unity Software, Inc. (x)*	34,400	983,496
Workday, Inc., Class A*	22,290	3,729,786

		54,066,215

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	103,134	13,400,201

Total Information Technology		108,711,771

Materials (1.7%)
Chemicals (1.7%)
Sherwin-Williams Co. (The)	21,600	5,126,328

Total Materials		5,126,328

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Equinix, Inc. (REIT)	8,500	5,567,755

Total Real Estate		5,567,755

Utilities (1.3%)
Electric Utilities (1.3%)
NextEra Energy, Inc.	47,100	3,937,560

Total Utilities		3,937,560

Total Common Stocks (98.4%) (Cost $216,472,995)		300,126,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	$2,000,000

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,707,371, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,760,231. (xx)	$2,706,109	2,706,109
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	1,000,000	1,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $1,000,489, collateralized by various Common Stocks; total market value $1,110,647. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,706,109

Total Short-Term Investments (2.2%) (Cost $6,706,109)		6,706,109

Total Investments in Securities (100.6%) (Cost $223,179,104)		306,832,972
Other Assets Less Liabilities (-0.6%)		(1,708,985)

Net Assets (100%)		$305,123,987

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $6,525,235. This was collateralized by cash of $6,706,109 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,501,186	$—	$—	$18,501,186
Consumer Discretionary	36,589,418	—	—	36,589,418
Consumer Staples	14,445,412	—	—	14,445,412
Financials	14,740,376	—	—	14,740,376
Health Care	61,623,770	—	—	61,623,770
Industrials	30,883,287	—	—	30,883,287
Information Technology	108,711,771	—	—	108,711,771
Materials	5,126,328	—	—	5,126,328
Real Estate	5,567,755	—	—	5,567,755
Utilities	3,937,560	—	—	3,937,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	4,706,109	—	4,706,109

Total Assets	$302,126,863	$4,706,109	$—	$306,832,972

Total Liabilities	$—	$—	$—	$—

Total	$302,126,863	$4,706,109	$—	$306,832,972

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$98,268,910
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$121,782,786

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,892,276
Aggregate gross unrealized depreciation	(35,265,447)

Net unrealized appreciation	$83,626,829

Federal income tax cost of investments in securities and derivative instruments, if applicable	$223,206,143

For the year ended December 31, 2022, the Portfolio incurred approximately $2,257 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $218,472,995)	$302,126,863
Repurchase Agreements (Cost $4,706,109)	4,706,109
Cash	5,358,928
Dividends, interest and other receivables	82,132
Receivable for Portfolio shares sold	39,216
Securities lending income receivable	756
Other assets	1,500

Total assets	312,315,504

LIABILITIES
Payable for return of collateral on securities loaned	6,706,109
Payable for Portfolio shares redeemed	196,305
Investment management fees payable	160,970
Distribution fees payable – Class IB	63,123
Administrative fees payable	25,310
Distribution fees payable – Class IA	2,555
Accrued expenses	37,145

Total liabilities	7,191,517

NET ASSETS	$305,123,987

Net assets were comprised of:
Paid in capital	$218,472,183
Total distributable earnings (loss)	86,651,804

Net assets	$305,123,987

Class IA
Net asset value, offering and redemption price per share, $11,757,888 / 1,074,455 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.94

Class IB
Net asset value, offering and redemption price per share, $289,321,168 / 27,806,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.40

Class K
Net asset value, offering and redemption price per share, $4,044,931 / 359,352 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.26

(x)	Includes value of securities on loan of $6,525,235.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $13,788 foreign withholding tax)	$2,415,112
Interest	64,669
Securities lending (net)	7,491

Total income	2,487,272

EXPENSES
Investment management fees	2,299,556
Distribution fees – Class IB	836,961
Administrative fees	327,803
Professional fees	58,516
Distribution fees – Class IA	33,713
Custodian fees	33,100
Printing and mailing expenses	31,456
Trustees’ fees	11,962
Miscellaneous	8,536

Gross expenses	3,641,603
Less: Waiver from investment manager	(122,994)

Net expenses	3,518,609

NET INVESTMENT INCOME (LOSS)	(1,031,337)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	34,597,795
Net change in unrealized appreciation (depreciation) on investments in securities	(185,298,513)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(150,700,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(151,732,055)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,031,337)	$(1,796,238)
Net realized gain (loss)	34,597,795	43,128,079
Net change in unrealized appreciation (depreciation)	(185,298,513)	47,961,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(151,732,055)	89,293,309

Distributions to shareholders:
Class IA	(1,708,632)	(1,103,083)
Class IB	(43,981,573)	(28,820,421)
Class K	(607,444)	(482,900)

Total distributions to shareholders	(46,297,649)	(30,406,404)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 98,919 and 43,578 shares, respectively ]	1,329,840	764,332
Capital shares issued in reinvestment of distributions [ 145,066 and 59,772 shares, respectively ]	1,708,632	1,103,083
Capital shares repurchased [ (148,541) and (78,252) shares, respectively ]	(2,013,062)	(1,364,647)

Total Class IA transactions	1,025,410	502,768

Class IB
Capital shares sold [ 1,523,353 and 1,260,865 shares, respectively ]	20,363,677	21,429,256
Capital shares issued in reinvestment of distributions [ 3,922,512 and 1,630,616 shares, respectively ]	43,981,573	28,820,421
Capital shares repurchased [ (3,171,611) and (3,524,997) shares, respectively ]	(42,681,894)	(60,013,756)

Total Class IB transactions	21,663,356	(9,764,079)

Class K
Capital shares sold [ 44,215 and 50,396 shares, respectively ]	644,542	885,207
Capital shares issued in reinvestment of distributions [ 50,135 and 25,606 shares, respectively ]	607,444	482,900
Capital shares repurchased [ (164,809) and (97,723) shares, respectively ]	(2,273,373)	(1,684,602)

Total Class K transactions	(1,021,387)	(316,495)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,667,379	(9,577,806)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(176,362,325)	49,309,099
NET ASSETS:
Beginning of year	481,486,312	432,177,213

End of year	$305,123,987	$481,486,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020		2019	2018
Net asset value, beginning of year	$18.62	$16.29	$13.51		$10.89	$11.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.07)	(0.03	)(2)	— #	0.02	(1)
Net realized and unrealized gain (loss)	(5.87)	3.59	4.17		3.45	0.01

Total from investment operations	(5.91)	3.52	4.14		3.45	0.03

Less distributions:
Dividends from net investment income	—	—	—		— #	(0.02)
Distributions from net realized gains	(1.77)	(1.19)	(1.36)		(0.83)	(1.07)

Total dividends and distributions	(1.77)	(1.19)	(1.36)		(0.83)	(1.09)

Net asset value, end of year	$10.94	$18.62	$16.29		$13.51	$10.89

Total return	(32.15)%	21.73%	30.91%		31.99%	(0.38)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,758	$18,226	$15,538		$13,833	$11,286
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.03%		1.04%	1.04%
Before waivers (f)	1.03%	1.02%	1.04%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.29)%	(0.40)%	(0.18	)%(bb)	0.02%	0.18	%(aa)
Before waivers (f)	(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%	0.18	%(aa)
Portfolio turnover rate^	28%	16%	20%		20%	18%

	Year Ended December 31,
Class IB	2022	2021	2020		2019	2018
Net asset value, beginning of year	$17.82	$15.64	$13.02		$10.52	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.07)	(0.03	)(2)	— #	0.02	(1)
Net realized and unrealized gain (loss)	(5.61)	3.44	4.01		3.33	0.02

Total from investment operations	(5.65)	3.37	3.98		3.33	0.04

Less distributions:
Dividends from net investment income	—	—	—		— #	(0.02)
Distributions from net realized gains	(1.77)	(1.19)	(1.36)		(0.83)	(1.07)

Total dividends and distributions	(1.77)	(1.19)	(1.36)		(0.83)	(1.09)

Net asset value, end of year	$10.40	$17.82	$15.64		$13.02	$10.52

Total return	(32.13)%	21.67%	30.85%		31.98%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$289,321	$455,081	$409,150		$359,458	$304,627
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.03%		1.04%	1.04%
Before waivers (f)	1.03%	1.02%	1.03%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.30)%	(0.40)%	(0.19	)%(bb)	0.02%	0.17	%(aa)
Before waivers (f)	(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%	0.17	%(aa)
Portfolio turnover rate^	28%	16%	20%		20%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020		2019	2018
Net asset value, beginning of year	$19.03	$16.59	$13.71		$11.04	$12.09

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.03)	0.01	(2)	0.04	0.06	(1)
Net realized and unrealized gain (loss)	(5.99)	3.66	4.23		3.49	0.01

Total from investment operations	(6.00)	3.63	4.24		3.53	0.07

Less distributions:
Dividends from net investment income	—	—	—		(0.03)	(0.05)
Distributions from net realized gains	(1.77)	(1.19)	(1.36)		(0.83)	(1.07)

Total dividends and distributions	(1.77)	(1.19)	(1.36)		(0.86)	(1.12)

Net asset value, end of year	$11.26	$19.03	$16.59		$13.71	$11.04

Total return	(31.92)%	22.00%	31.19%		32.30%	(0.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,045	$8,180	$7,490		$9,641	$7,588
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.78%		0.79%	0.79%
Before waivers (f)	0.78%	0.77%	0.78%		0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.05)%	(0.15)%	0.07	%(bb)	0.27%	0.44	%(aa)
Before waivers (f)	(0.09)%	(0.17)%	0.07	%(bb)	0.27%	0.44	%(aa)
Portfolio turnover rate^	28%	16%	20%		20%	18%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.03), $(0.03) and $0.00# for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	ClearBridge Investments, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	(27.12)%	8.32%	10.30%
Portfolio – Class IB Shares	(27.06)	8.32	10.31
Portfolio – Class K Shares*	(26.83)	N/A	(22.11)
S&P 500® Index	(18.11)	9.42	12.56

* Date of inception 10/26/21. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (27.06)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Overall sector allocation contributed to results. In particular, an underweight to the Communication Services sector and overweights to the Industrials and Consumer Staples sector proved beneficial. The Portfolio’s cash position in a sharp drawdown also helped.

•

Stock selection in the Consumer Staples sector supported results, with solid contributions from energy drink maker Monster Beverage Corp., restaurant supplier Performance Food Group Co. and Midwest convenience store operator Casey’s General Stores, Inc.

•

Among individual holdings, more cyclical sectors of Financials, Industrials and Materials showed resilience and reflected the Portfolio’s increasing exposure to steady compounders like Pioneer Natural Resources Co. and Chesapeake Energy Corp. as well as evolving opportunities such as WillScot Mobile Mini Holdings Corp.

What hurt performance during the year:

•	Overall stock selection detracted from performance, primarily in the Information Technology, Health Care and Industrials sectors.

•

Stock selection in the IT sector was dragged down by e-commerce and digital transformation companies that faced a combination of tough comps from the year ago period when the reopening of the economy was less advanced as well as a meaningful rotation out of higher valued, higher growth companies that accelerated through the second half of the period as the Federal Reserve continued its rate hike cycle. The main detractors included e-signature platform DocuSign, Inc. and e-commerce enablement platform Shopify, Inc. as well as enterprise software makers ServiceNow, Inc., HubSpot, Inc. and Workday, Inc. as well as iPhone maker Apple, Inc., which saw a rare period of demand weakness for its popular devices.

•

Within Health Care, Syneos Health, Inc., Surgery Partners, Inc. and Charles River Laboratories International, Inc. (CRL) were the main detractors, hurt by an aversion to leveraged balance sheets for Surgery and fears of slowing clinical research spending by biopharmaceutical companies for CRL and Syneos.

•

Within Industrials, a decline in home improvement following a COVID-19 surge hurt sales for Trex Co., Inc., a maker of residential decks while rideshare operator Lyft, Inc. suffered from driver shortages and a worsening competitive position compared to Uber.

•	Among individual names, online dating platform Match Group, Inc. and online travel agency Expedia Group, Inc. also hurt performance.

•

During the year, the Portfolio reduced its equity exposure for 105 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Portfolio Positioning and Outlook — ClearBridge Investments, LLC

Growth companies operating at cash flow deficits, especially those with leverage and/or increasing investment plans, derated in the first quarter as the cost of capital increased. The Portfolio had seen strong

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

performance from these higher-growth stocks we consider disruptors over the last handful of years as we leaned heavily into the IT, Internet and consumer sectors. We began tactically paring back our exposure to disruptors in the third quarter of 2020, right-sizing positions based on our assessment of their risk and reward after a rapid rise in valuations. We further reduced these exposures in the second and third quarters of 2021 but remained overweight the group as the selling pressure accelerated into 2022.

From the first quarter into the second quarter, we reduced the Portfolio’s outsize exposure to hyper-growth stocks with low or no profits. We selectively added back to some of that exposure as valuations fell further in the summer but in different areas of the economy to diversify our composition of growth. Those actions repositioned the Portfolio for a transformed market and have supported better relative performance over the back half of the year.

In aggregate, we established 16 new common stock equity positions still held at the end of the reporting period, with a more recent focus on tactically pivoting the Portfolio to favor companies with less risk to near-term earnings and revenue numbers. Most of these companies reside among our steady compounders or evolving opportunities in the Consumer Staples, Health Care and Energy sectors. We also sold 20 common stock holdings, where valuations had become full, our thesis for owning the company had changed or due to an acquisition.

The improving chances of a soft landing for the economy have boosted the market recently, with strong employment trends occurring alongside stabilizing wages trends. We believe the froth is definitely coming out of the labor market with the Federal Reserve likely toward the end of its policy actions. There could still be more pain ahead, but commodities prices are cooling and the global economy is holding up relatively well, which could bode well for domestic growth. In the first half of the year discretionary spending may slow and we expect conservative guidance from companies focused on consumer end markets.

On the corporate side, earnings visibility remains cloudy, causing us to be more discriminating and diligent in managing the Portfolio. We plan to continue to lean into growth stocks but with less reliance on disruptors as we layer on steadier and more profitable companies with relatively more moderate growth rates. At this stage in the cycle, we want to own stocks with more organic growth levers. That said, we remain vigilant for opportunities that a bear market in disruptive growth stocks can provide.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	21.5%
Health Care	13.4
Investment Companies	12.4
Industrials	10.9
Consumer Discretionary	8.9
Consumer Staples	8.3
Financials	7.5
Energy	4.8
Real Estate	4.1
Communication Services	3.7
Materials	1.8
Utilities	1.3
Repurchase Agreements	0.4
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,014.40	$5.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,014.50	5.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,015.90	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	53,653	$987,752
Lumen Technologies, Inc.	7,550	39,411
Verizon Communications, Inc.	31,617	1,245,710

		2,272,873

Entertainment (1.2%)
Activision Blizzard, Inc.	5,412	414,289
Electronic Arts, Inc.	1,947	237,884
Endeavor Group Holdings, Inc., Class A*	176,890	3,987,101
Live Nation Entertainment, Inc.*	1,080	75,319
Netflix, Inc.*	3,350	987,848
Take-Two Interactive Software, Inc.*	1,191	124,019
Walt Disney Co. (The)*	13,724	1,192,341
Warner Bros Discovery, Inc.*	16,794	159,207

		7,178,008

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	44,966	3,967,350
Alphabet, Inc., Class C*	39,860	3,536,778
Match Group, Inc.*	2,065	85,677
Meta Platforms, Inc., Class A*	16,928	2,037,115

		9,626,920

Media (0.3%)
Charter Communications, Inc., Class A*	809	274,332
Comcast Corp., Class A	32,476	1,135,686
DISH Network Corp., Class A (x)*	1,923	26,999
Fox Corp., Class A	2,265	68,788
Fox Corp., Class B	1,130	32,149
Interpublic Group of Cos., Inc. (The)	2,848	94,867
News Corp., Class A	2,837	51,633
News Corp., Class B	775	14,291
Omnicom Group, Inc.	1,557	127,004
Paramount Global, Class B (x)	3,718	62,760
Tribune Co. Litigation, Class 1C (r)*	24,151	—

		1,888,509

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,496	629,440

Total Communication Services		21,595,750

Consumer Discretionary (8.9%)
Auto Components (0.3%)
Aptiv plc*	2,060	191,848
BorgWarner, Inc.	1,800	72,450
Fox Factory Holding Corp.*	17,438	1,590,868

		1,855,166

Automobiles (0.5%)
Ford Motor Co.	30,024	349,179
General Motors Co.	10,695	359,780
Tesla, Inc.*	20,200	2,488,236

		3,197,195

Distributors (0.1%)
Genuine Parts Co.	1,075	186,523
LKQ Corp.	1,829	97,687
Pool Corp.	294	88,885

		373,095

Hotels, Restaurants & Leisure (1.1%)
Booking Holdings, Inc.*	292	588,462
Caesars Entertainment, Inc.*	1,551	64,522
Carnival Corp. (x)*	7,205	58,072
Chipotle Mexican Grill, Inc.*	211	292,760
Darden Restaurants, Inc.	916	126,710
Domino’s Pizza, Inc.	266	92,142
Expedia Group, Inc.*	23,212	2,033,371
Hilton Worldwide Holdings, Inc.	2,029	256,385
Las Vegas Sands Corp.*	2,479	119,166
Marriott International, Inc., Class A	2,026	301,651
McDonald’s Corp.	5,514	1,453,105
MGM Resorts International	2,421	81,176
Norwegian Cruise Line Holdings Ltd. (x)*	3,309	40,502
Royal Caribbean Cruises Ltd.*	1,635	80,818
Starbucks Corp.	8,642	857,286
Wynn Resorts Ltd.*	789	65,069
Yum! Brands, Inc.	2,104	269,480

		6,780,677

Household Durables (0.1%)
DR Horton, Inc.	2,316	206,448
Garmin Ltd.	1,114	102,811
Lennar Corp., Class A	1,919	173,670
Mohawk Industries, Inc.*	356	36,390
Newell Brands, Inc.	2,808	36,729
NVR, Inc.*	21	96,864
PulteGroup, Inc.	1,760	80,133
Whirlpool Corp.	385	54,462

		787,507

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	66,816	5,612,544
eBay, Inc.	3,985	165,258
Etsy, Inc.*	15,050	1,802,689
Global-e Online Ltd.*	59,717	1,232,559
Klaviyo, Inc. (r)*	20,574	272,379
MercadoLibre, Inc.*	8,045	6,808,001

		15,893,430

Leisure Products (0.0%)†
Hasbro, Inc.	992	60,522

Multiline Retail (0.2%)
Dollar General Corp.	1,694	417,147
Dollar Tree, Inc.*	1,605	227,011
Target Corp.	3,465	516,424

		1,160,582

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	461	67,781
AutoZone, Inc.*	143	352,664
Bath & Body Works, Inc.	1,636	68,941
Best Buy Co., Inc.	1,499	120,235
Burlington Stores, Inc.*	21,700	4,399,892
CarMax, Inc.*	1,174	71,485
Home Depot, Inc. (The)	7,707	2,434,333
Lowe’s Cos., Inc.	32,113	6,398,194
O’Reilly Automotive, Inc.*	471	397,538
Ross Stores, Inc.	2,595	301,202
TJX Cos., Inc. (The)	8,741	695,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Tractor Supply Co.	842	$189,425
Ulta Beauty, Inc.*	377	176,839

		15,674,312

Textiles, Apparel & Luxury Goods (1.2%)
Crocs, Inc.*	52,085	5,647,577
NIKE, Inc., Class B	9,483	1,109,606
Ralph Lauren Corp.	333	35,188
Tapestry, Inc.	1,874	71,362
VF Corp.	2,497	68,942

		6,932,675

Total Consumer Discretionary		52,715,161

Consumer Staples (8.3%)
Beverages (3.5%)
Brown-Forman Corp., Class B	1,390	91,295
Coca-Cola Co. (The)	29,300	1,863,773
Constellation Brands, Inc., Class A	29,641	6,869,302
Keurig Dr Pepper, Inc.	6,459	230,328
Molson Coors Beverage Co., Class B	1,431	73,725
Monster Beverage Corp.*	95,468	9,692,866
PepsiCo, Inc.	10,372	1,873,806

		20,695,095

Food & Staples Retailing (3.0%)
Casey’s General Stores, Inc.	22,760	5,106,206
Costco Wholesale Corp.	3,332	1,521,058
Kroger Co. (The)	4,950	220,671
Performance Food Group Co.*	156,390	9,131,612
Sysco Corp.	3,780	288,981
Walgreens Boots Alliance, Inc.	5,453	203,724
Walmart, Inc.	10,625	1,506,519

		17,978,771

Food Products (0.5%)
Archer-Daniels-Midland Co.	4,135	383,935
Campbell Soup Co.	1,540	87,395
Conagra Brands, Inc.	3,650	141,255
General Mills, Inc.	4,441	372,378
Hershey Co. (The)	1,117	258,664
Hormel Foods Corp.	2,200	100,210
J M Smucker Co. (The)	805	127,560
Kellogg Co.	1,906	135,783
Kraft Heinz Co. (The)	6,055	246,499
Lamb Weston Holdings, Inc.	1,052	94,007
McCormick & Co., Inc. (Non-Voting)	1,878	155,667
Mondelez International, Inc., Class A	10,281	685,229
Tyson Foods, Inc., Class A	2,202	137,074

		2,925,656

Household Products (0.7%)
Church & Dwight Co., Inc.	1,847	148,887
Clorox Co. (The)	920	129,104
Colgate-Palmolive Co.	6,341	499,607
Kimberly-Clark Corp.	2,567	348,470
Procter & Gamble Co. (The)	17,839	2,703,679

		3,829,747

Personal Products (0.3%)
Coty, Inc., Class A*	139,700	1,195,832
Estee Lauder Cos., Inc. (The), Class A	1,731	429,478

		1,625,310

Tobacco (0.3%)
Altria Group, Inc.	13,492	616,719
Philip Morris International, Inc.	11,670	1,181,121

		1,797,840

Total Consumer Staples		48,852,419

Energy (4.8%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	127,955	3,778,511
Halliburton Co.	6,895	271,318
Schlumberger Ltd.	10,752	574,802

		4,624,631

Oil, Gas & Consumable Fuels (4.0%)
APA Corp.	2,482	115,860
Chesapeake Energy Corp. (x)	32,172	3,036,072
Chevron Corp.	13,392	2,403,730
ConocoPhillips	9,381	1,106,958
Coterra Energy, Inc.	6,048	148,599
Devon Energy Corp.	4,978	306,197
Diamondback Energy, Inc.	1,295	177,130
EOG Resources, Inc.	4,455	577,011
EQT Corp.	2,812	95,130
Exxon Mobil Corp.	31,003	3,419,631
Hess Corp.	2,062	292,433
Kinder Morgan, Inc.	15,072	272,502
Marathon Oil Corp.	4,781	129,422
Marathon Petroleum Corp.	3,528	410,624
Occidental Petroleum Corp.	5,474	344,807
ONEOK, Inc.	3,397	223,183
Phillips 66	3,558	370,316
Pioneer Natural Resources Co.	39,890	9,110,477
Targa Resources Corp.	1,722	126,567
Valero Energy Corp.	2,902	368,148
Williams Cos., Inc. (The)	9,263	304,753

		23,339,550

Total Energy		27,964,181

Financials (7.5%)
Banks (2.1%)
Bank of America Corp.	52,543	1,740,224
Citigroup, Inc.	14,559	658,504
Citizens Financial Group, Inc.	3,768	148,346
Comerica, Inc.	931	62,237
Fifth Third Bancorp	5,217	171,170
First Republic Bank	26,068	3,177,429
Huntington Bancshares, Inc.	10,964	154,592
JPMorgan Chase & Co.	22,082	2,961,196
KeyCorp	7,090	123,508
M&T Bank Corp.	1,283	186,112
PNC Financial Services Group, Inc. (The)‡	3,036	479,506
Regions Financial Corp.	7,103	153,141
Signature Bank	494	56,919
SVB Financial Group*	449	103,333
Truist Financial Corp.	10,083	433,871
US Bancorp	10,107	440,766
Wells Fargo & Co.	28,656	1,183,206
Zions Bancorp NA	1,102	54,174

		12,288,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Capital Markets (2.9%)
Ameriprise Financial, Inc.	798	$248,473
Bank of New York Mellon Corp. (The)	5,590	254,457
BlackRock, Inc.‡	1,131	801,460
Cboe Global Markets, Inc.	806	101,129
Charles Schwab Corp. (The)	11,483	956,075
CME Group, Inc.	27,589	4,639,366
FactSet Research Systems, Inc.	289	115,950
Franklin Resources, Inc.	2,102	55,451
Goldman Sachs Group, Inc. (The)	2,549	875,276
Intercontinental Exchange, Inc.	4,173	428,108
Invesco Ltd.	3,309	59,529
KKR & Co., Inc.	111,190	5,161,440
MarketAxess Holdings, Inc.	292	81,436
Moody’s Corp.	1,174	327,100
Morgan Stanley	9,924	843,738
MSCI, Inc.	597	277,706
Nasdaq, Inc.	2,567	157,485
Northern Trust Corp.	1,558	137,867
Raymond James Financial, Inc.	1,477	157,817
S&P Global, Inc.	2,507	839,695
State Street Corp.	2,795	216,808
T. Rowe Price Group, Inc.	1,654	180,385

		16,916,751

Consumer Finance (0.2%)
American Express Co.	4,500	664,875
Capital One Financial Corp.	2,841	264,099
Discover Financial Services	2,077	203,193
Synchrony Financial	3,387	111,297

		1,243,464

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	13,564	4,189,920

Insurance (1.6%)
Aflac, Inc.	4,260	306,464
Allstate Corp. (The)	1,996	270,658
American Equity Investment Life Holding Co.	79,840	3,642,301
American International Group, Inc.	5,593	353,701
Aon plc, Class A	1,557	467,318
Arch Capital Group Ltd.*	2,806	176,161
Arthur J Gallagher & Co.	1,599	301,475
Assurant, Inc.	391	48,898
Brown & Brown, Inc.	1,782	101,521
Chubb Ltd.	3,125	689,375
Cincinnati Financial Corp.	1,210	123,892
Everest Re Group Ltd.	300	99,381
Globe Life, Inc.	660	79,563
Hartford Financial Services Group, Inc. (The)	2,355	178,580
Lincoln National Corp.	1,185	36,403
Loews Corp.	1,520	88,662
Marsh & McLennan Cos., Inc.	3,734	617,902
MetLife, Inc.	4,962	359,100
Principal Financial Group, Inc.	1,677	140,734
Progressive Corp. (The)	4,387	569,038
Prudential Financial, Inc.	2,755	274,012
Travelers Cos., Inc. (The)	1,763	330,545
W R Berkley Corp.	1,529	110,959
Willis Towers Watson plc	805	196,887

		9,563,530

Total Financials		44,201,899

Health Care (13.4%)
Biotechnology (2.6%)
AbbVie, Inc.	13,313	2,151,514
Alnylam Pharmaceuticals, Inc.*	6,095	1,448,477
Amgen, Inc.	4,017	1,055,025
Biogen, Inc.*	1,076	297,966
Caris Life Sciences, Inc. (r)*	69,480	96,768
Gilead Sciences, Inc.	9,441	810,510
Horizon Therapeutics plc*	55,500	6,315,900
Incyte Corp.*	1,376	110,520
Moderna, Inc.*	8,237	1,479,530
Regeneron Pharmaceuticals, Inc.*	804	580,078
Ultragenyx Pharmaceutical, Inc.*	13,470	624,065
Vertex Pharmaceuticals, Inc.*	1,925	555,901

		15,526,254

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	13,126	1,441,104
Align Technology, Inc.*	551	116,206
Baxter International, Inc.	3,829	195,164
Becton Dickinson and Co.	2,138	543,693
Boston Scientific Corp.*	10,722	496,107
Cooper Cos., Inc. (The)	368	121,687
Dentsply Sirona, Inc.	1,638	52,154
Dexcom, Inc.*	2,908	329,302
Edwards Lifesciences Corp.*	4,612	344,101
Hologic, Inc.*	1,898	141,989
IDEXX Laboratories, Inc.*	615	250,895
Insulet Corp.*	29,701	8,743,677
Intuitive Surgical, Inc.*	2,660	705,831
Medtronic plc	10,006	777,666
ResMed, Inc.	1,113	231,649
STERIS plc	747	137,964
Stryker Corp.	2,530	618,560
Teleflex, Inc.	364	90,865
Zimmer Biomet Holdings, Inc.	1,595	203,363

		15,541,977

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	1,182	195,869
Cardinal Health, Inc.	1,973	151,665
Centene Corp.*	4,253	348,789
Cigna Corp.	2,296	760,757
CVS Health Corp.	9,892	921,836
DaVita, Inc.*	354	26,433
Elevance Health, Inc.	1,798	922,320
HCA Healthcare, Inc.	1,596	382,976
HealthEquity, Inc.*	53,505	3,298,048
Henry Schein, Inc.*	991	79,151
Humana, Inc.	947	485,044
Laboratory Corp. of America Holdings	679	159,891
McKesson Corp.	1,067	400,253
Molina Healthcare, Inc.*	442	145,957
Progyny, Inc.*	63,200	1,968,680
Quest Diagnostics, Inc.	835	130,627
Surgery Partners, Inc.*	182,122	5,073,919
UnitedHealth Group, Inc.	7,034	3,729,286
Universal Health Services, Inc., Class B	500	70,445

		19,251,946

Health Care Technology (0.2%)
Doximity, Inc., Class A (x)*	36,700	1,231,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (2.6%)
Agilent Technologies, Inc.	2,222	$332,522
Bio-Rad Laboratories, Inc., Class A*	158	66,437
Bio-Techne Corp.	1,192	98,793
Charles River Laboratories International, Inc.*	23,812	5,188,635
Danaher Corp.	4,932	1,309,052
Illumina, Inc.*	1,194	241,427
IQVIA Holdings, Inc.*	1,382	283,158
Mettler-Toledo International, Inc.*	165	238,499
PerkinElmer, Inc.	10,760	1,508,767
Syneos Health, Inc.*	118,080	4,331,174
Thermo Fisher Scientific, Inc.	2,953	1,626,188
Waters Corp.*	455	155,874
West Pharmaceutical Services, Inc.	562	132,267

		15,512,793

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	16,006	1,151,632
Catalent, Inc.*	1,274	57,343
Eli Lilly and Co.	5,937	2,171,992
Johnson & Johnson	19,682	3,476,825
Merck & Co., Inc.	19,087	2,117,703
Organon & Co.	1,920	53,625
Pfizer, Inc.	42,258	2,165,300
Viatris, Inc.	9,218	102,596
Zoetis, Inc.	3,509	514,244

		11,811,260

Total Health Care		78,875,882

Industrials (10.9%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	4,202	800,439
General Dynamics Corp.	1,710	424,268
Howmet Aerospace, Inc.	2,811	110,781
Huntington Ingalls Industries, Inc.	304	70,127
L3Harris Technologies, Inc.	23,309	4,853,167
Lockheed Martin Corp.	1,756	854,276
Northrop Grumman Corp.	1,089	594,169
Raytheon Technologies Corp.	11,067	1,116,882
Textron, Inc.	1,529	108,253
TransDigm Group, Inc.	392	246,823

		9,179,185

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	862	78,925
Expeditors International of Washington, Inc.	1,176	122,210
FedEx Corp.	1,817	314,704
GXO Logistics, Inc.*	46,630	1,990,635
United Parcel Service, Inc., Class B	5,494	955,077

		3,461,551

Airlines (0.1%)
Alaska Air Group, Inc.*	957	41,093
American Airlines Group, Inc.*	4,940	62,837
Delta Air Lines, Inc.*	4,859	159,667
Southwest Airlines Co.*	4,511	151,885
United Airlines Holdings, Inc.*	2,484	93,647

		509,129

Building Products (0.6%)
A O Smith Corp.	980	56,095
Allegion plc	668	70,314
Carrier Global Corp.	6,226	256,822
Johnson Controls International plc	5,236	335,104
Masco Corp.	1,770	82,606
Trane Technologies plc	1,718	288,779
Trex Co., Inc.*	55,288	2,340,341

		3,430,061

Commercial Services & Supplies (1.3%)
Cintas Corp.	654	295,359
Copart, Inc.*	108,710	6,619,352
Republic Services, Inc.	1,561	201,353
Rollins, Inc.	1,759	64,274
Waste Management, Inc.	2,812	441,147

		7,621,485

Construction & Engineering (1.7%)
Quanta Services, Inc.	1,087	154,897
WillScot Mobile Mini Holdings Corp.*	218,200	9,856,094

		10,010,991

Electrical Equipment (1.6%)
AMETEK, Inc.	1,745	243,811
Eaton Corp. plc	2,981	467,868
Emerson Electric Co.	4,417	424,297
Generac Holdings, Inc.*	497	50,028
nVent Electric plc	77,150	2,967,961
Rockwell Automation, Inc.	878	226,147
Shoals Technologies Group, Inc., Class A*	114,000	2,812,380
Vertiv Holdings Co.	183,690	2,509,205

		9,701,697

Industrial Conglomerates (0.4%)
3M Co.	4,149	497,548
General Electric Co.	8,226	689,257
Honeywell International, Inc.	5,061	1,084,572

		2,271,377

Machinery (0.8%)
Brain Corp. (r)*	52,300	164,369
Caterpillar, Inc.	3,918	938,596
Cummins, Inc.	1,072	259,735
Deere & Co.	2,068	886,676
Dover Corp.	1,032	139,743
Fortive Corp.	2,704	173,732
IDEX Corp.	574	131,061
Illinois Tool Works, Inc.	2,104	463,511
Ingersoll Rand, Inc.	3,065	160,146
Nordson Corp.	411	97,703
Otis Worldwide Corp.	3,101	242,839
PACCAR, Inc.	2,643	261,578
Parker-Hannifin Corp.	976	284,016
Pentair plc	1,245	56,000
Snap-on, Inc.	405	92,539
Stanley Black & Decker, Inc.	1,124	84,435
Westinghouse Air Brake Technologies Corp.	1,383	138,037
Xylem, Inc.	1,365	150,928

		4,725,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

Professional Services (0.1%)
CoStar Group, Inc.*	3,010	$232,613
Equifax, Inc.	931	180,949
Jacobs Solutions, Inc.	970	116,468
Leidos Holdings, Inc.	1,038	109,187
Robert Half International, Inc.	769	56,775
Verisk Analytics, Inc.	1,193	210,469

		906,461

Road & Rail (0.7%)
CSX Corp.	15,827	490,321
JB Hunt Transport Services, Inc.	626	109,149
Lyft, Inc., Class A*	61,000	672,220
Norfolk Southern Corp.	1,743	429,510
Old Dominion Freight Line, Inc.	672	190,700
RXO, Inc.*	16,715	287,498
Union Pacific Corp.	4,628	958,320
XPO, Inc.*	28,330	943,106

		4,080,824

Trading Companies & Distributors (1.4%)
Fastenal Co.	4,369	206,741
H&E Equipment Services, Inc.	61,730	2,802,542
MSC Industrial Direct Co., Inc., Class A	58,890	4,811,313
United Rentals, Inc.*	511	181,620
WW Grainger, Inc.	344	191,350

		8,193,566

Total Industrials		64,091,971

Information Technology (21.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,874	227,410
Cisco Systems, Inc.	30,910	1,472,552
F5, Inc.*	453	65,010
Juniper Networks, Inc.	2,507	80,124
Motorola Solutions, Inc.	1,269	327,034

		2,172,130

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,522	344,305
CDW Corp.	1,028	183,580
Corning, Inc.	5,784	184,741
Keysight Technologies, Inc.*	1,326	226,839
TE Connectivity Ltd.	2,370	272,076
Teledyne Technologies, Inc.*	353	141,168
Trimble, Inc.*	1,868	94,446
Zebra Technologies Corp., Class A*	392	100,513

		1,547,668

IT Services (2.6%)
Accenture plc, Class A	4,743	1,265,622
Akamai Technologies, Inc.*	1,208	101,834
Automatic Data Processing, Inc.	3,123	745,960
Broadridge Financial Solutions, Inc.	891	119,510
Cognizant Technology Solutions Corp., Class A	3,807	217,722
DXC Technology Co.*	1,592	42,188
EPAM Systems, Inc.*	436	142,895
Fidelity National Information Services, Inc.	4,467	303,086
Fiserv, Inc.*	4,781	483,216
FleetCor Technologies, Inc.*	570	104,698
Gartner, Inc.*	601	202,020
Global Payments, Inc.	2,030	201,620
International Business Machines Corp.	6,806	958,897
Jack Henry & Associates, Inc.	554	97,260
Mastercard, Inc., Class A	6,391	2,222,342
Paychex, Inc.	2,435	281,389
Paymentus Holdings, Inc., Class A (x)*	67,135	537,751
PayPal Holdings, Inc.*	8,582	611,210
Shopify, Inc., Class A*	74,560	2,587,978
Snowflake, Inc., Class A*	11,000	1,578,940
VeriSign, Inc.*	694	142,575
Visa, Inc., Class A	12,309	2,557,318

		15,506,031

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*	12,138	786,178
Analog Devices, Inc.	3,872	635,124
Applied Materials, Inc.	6,477	630,730
Broadcom, Inc.	3,049	1,704,787
Enphase Energy, Inc.*	1,030	272,909
First Solar, Inc.*	746	111,743
Intel Corp.	31,214	824,986
KLA Corp.	1,059	399,275
Lam Research Corp.	1,025	430,808
Marvell Technology, Inc.	19,674	728,725
Microchip Technology, Inc.	4,101	288,095
Micron Technology, Inc.	8,184	409,036
Monolithic Power Systems, Inc.	338	119,520
NVIDIA Corp.	39,079	5,711,005
NXP Semiconductors NV	1,951	308,317
ON Semiconductor Corp.*	60,664	3,783,614
Qorvo, Inc.*	779	70,609
QUALCOMM, Inc.	8,439	927,784
Skyworks Solutions, Inc.	1,220	111,179
SolarEdge Technologies, Inc.*	419	118,690
Teradyne, Inc.	1,140	99,579
Texas Instruments, Inc.	6,832	1,128,783

		19,601,476

Software (10.7%)
Adobe, Inc.*	9,860	3,318,186
ANSYS, Inc.*	662	159,933
Autodesk, Inc.*	1,614	301,608
Avaya Holdings Corp. (x)*	131	26
Cadence Design Systems, Inc.*	2,082	334,452
Ceridian HCM Holding, Inc.*	1,161	74,478
Clear Secure, Inc., Class A	20,482	561,821
Confluent, Inc., Class A*	20,685	460,034
Datadog, Inc., Class A*	7,246	532,581
DocuSign, Inc.*	45,540	2,523,827
Everbridge, Inc.*	65,500	1,937,490
Fortinet, Inc.*	157,486	7,699,491
Gen Digital, Inc.	4,501	96,456
Gitlab, Inc., Class A (x)*	55,107	2,504,062
HubSpot, Inc.*	15,000	4,336,950
Intuit, Inc.	2,122	825,925
Microsoft Corp.	56,119	13,458,459
New Relic, Inc.*	35,450	2,001,152
Oracle Corp.	11,548	943,934
Paycom Software, Inc.*	370	114,815
Paycor HCM, Inc.*	54,812	1,341,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

PTC, Inc.*	804	$96,512
Roper Technologies, Inc.	806	348,265
Salesforce, Inc.*	7,507	995,353
SentinelOne, Inc., Class A*	103,050	1,503,499
ServiceNow, Inc.*	26,047	10,113,269
Sprout Social, Inc., Class A*	37,548	2,119,960
Synopsys, Inc.*	1,163	371,334
Tyler Technologies, Inc.*	305	98,335
Varonis Systems, Inc.*	50,300	1,204,182
Workday, Inc., Class A*	15,540	2,600,308

		62,977,947

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	189,523	24,624,724
Hewlett Packard Enterprise Co.	9,866	157,461
HP, Inc.	6,654	178,793
NetApp, Inc.	1,670	100,300
Seagate Technology Holdings plc (x)	1,429	75,180
Western Digital Corp.*	2,381	75,121

		25,211,579

Total Information Technology		127,016,831

Materials (1.8%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	1,662	512,328
Albemarle Corp.	890	193,005
Celanese Corp.	727	74,329
CF Industries Holdings, Inc.	1,437	122,432
Corteva, Inc.	5,341	313,944
Dow, Inc.	5,298	266,966
DuPont de Nemours, Inc.	3,700	253,931
Eastman Chemical Co.	876	71,341
Ecolab, Inc.	1,885	274,381
FMC Corp.	955	119,184
International Flavors & Fragrances, Inc.	1,938	203,180
Linde plc	3,722	1,214,042
LyondellBasell Industries NV, Class A	1,934	160,580
Mosaic Co. (The)	2,625	115,159
PPG Industries, Inc.	1,786	224,572
Sherwin-Williams Co. (The)	1,763	418,413

		4,537,787

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	474	160,198
Summit Materials, Inc., Class A*	146,631	4,162,854
Vulcan Materials Co.	1,010	176,861

		4,499,913

Containers & Packaging (0.1%)
Amcor plc	11,424	136,060
Avery Dennison Corp.	610	110,410
Ball Corp.	2,332	119,258
International Paper Co.	2,698	93,432
Packaging Corp. of America	682	87,235
Sealed Air Corp.	1,006	50,179
Westrock Co.	1,859	65,362

		661,936

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	10,677	405,726
Newmont Corp.	6,034	284,805
Nucor Corp.	1,931	254,525
Steel Dynamics, Inc.	1,256	122,711

		1,067,767

Total Materials		10,767,403

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,123	163,587
American Tower Corp. (REIT)	3,504	742,357
AvalonBay Communities, Inc. (REIT)	1,063	171,696
Boston Properties, Inc. (REIT)	1,115	75,352
Camden Property Trust (REIT)	810	90,623
Crown Castle, Inc. (REIT)	3,239	439,338
Digital Realty Trust, Inc. (REIT)	2,185	219,090
Equinix, Inc. (REIT)	692	453,281
Equity Residential (REIT)	2,573	151,807
Essex Property Trust, Inc. (REIT)	495	104,900
Extra Space Storage, Inc. (REIT)	1,018	149,829
Federal Realty Investment Trust (REIT)	537	54,258
Healthpeak Properties, Inc. (REIT)	4,102	102,837
Host Hotels & Resorts, Inc. (REIT)	5,435	87,232
Invitation Homes, Inc. (REIT)	4,408	130,653
Iron Mountain, Inc. (REIT)	2,210	110,168
Kimco Realty Corp. (REIT)	4,447	94,187
Lamar Advertising Co. (REIT), Class A	59,570	5,623,408
Mid-America Apartment Communities, Inc. (REIT)	878	137,837
Prologis, Inc. (REIT)	6,949	783,361
Public Storage (REIT)	1,201	336,508
Realty Income Corp. (REIT)	4,695	297,804
Regency Centers Corp. (REIT)	1,171	73,188
SBA Communications Corp. (REIT)	29,070	8,148,612
Simon Property Group, Inc. (REIT)	2,489	292,408
UDR, Inc. (REIT)	2,188	84,741
Ventas, Inc. (REIT)	2,975	134,024
VICI Properties, Inc. (REIT)	7,322	237,233
Vornado Realty Trust (REIT)	1,334	27,761
Welltower, Inc. (REIT)	3,523	230,933
Weyerhaeuser Co. (REIT)	5,397	167,307

		19,916,320

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	57,836	4,451,058

Total Real Estate		24,367,378

Utilities (1.3%)
Electric Utilities (0.9%)
Alliant Energy Corp.	1,837	101,421
American Electric Power Co., Inc.	3,905	370,780
Constellation Energy Corp.	2,485	214,232
Duke Energy Corp.	5,779	595,179
Edison International	2,900	184,498
Entergy Corp.	1,546	173,925
Evergy, Inc.	1,686	106,100
Eversource Energy	2,634	220,835
Exelon Corp.	7,539	325,911
FirstEnergy Corp.	4,127	173,087
NextEra Energy, Inc.	14,937	1,248,733
NRG Energy, Inc.	1,750	55,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)

PG&E Corp.*	12,240	$199,023
Pinnacle West Capital Corp.	859	65,318
PPL Corp.	5,597	163,544
Southern Co. (The)	8,196	585,276
Xcel Energy, Inc.	4,158	291,517

		5,075,064

Gas Utilities (0.0%)†
Atmos Energy Corp.	1,063	119,130

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	5,060	145,526

Multi-Utilities (0.4%)
Ameren Corp.	1,964	174,639
CenterPoint Energy, Inc.	4,786	143,532
CMS Energy Corp.	2,206	139,706
Consolidated Edison, Inc.	2,696	256,956
Dominion Energy, Inc.	6,329	388,094
DTE Energy Co.	1,473	173,122
NiSource, Inc.	3,042	83,412
Public Service Enterprise Group, Inc.	3,792	232,336
Sempra Energy	2,389	369,196
WEC Energy Group, Inc.	2,398	224,836

		2,185,829

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,382	210,644

Total Utilities		7,736,193

Total Common Stocks (86.2%) (Cost $526,745,476)		508,185,068

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	186,672

Total Preferred Stock (0.0%)† (Cost $300,834)		186,672

SHORT-TERM INVESTMENTS:
Investment Companies (12.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	200,000	200,000
JPMorgan Prime Money Market Fund, IM Shares	73,162,878	73,199,459

Total Investment Companies		73,399,459

	Principal Amount	Value (Note 1)

Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $1,809,594, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $1,844,925. (xx)	$1,808,750	1,808,750
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $400,346, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $435,531. (xx)	400,000	400,000

Total Repurchase Agreements		2,208,750

Total Short-Term Investments (12.8%) (Cost $75,594,733)		75,608,209

Total Investments in Securities (99.0%) (Cost $602,641,043)		583,979,949
Other Assets Less Liabilities (1.0%)		5,665,057

Net Assets (100%)		$589,645,006

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,837,332. This was collateralized by $2,563,552 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $2,408,750 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,036	732,098	—	(108,353)	10,105	(154,344)	479,506	19,673	—
Capital Markets
BlackRock, Inc.	1,131	1,124,308	45,752	(120,056)	2,246	(250,790)	801,460	22,658	—

Total		1,856,406	45,752	(228,409)	12,351	(405,134)	1,280,966	42,331	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	306	3/2023	USD	59,073,300	(1,805,179)

					(1,805,179)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,595,750	$—	$—	(a)	$21,595,750
Consumer Discretionary	52,442,782	—	272,379		52,715,161
Consumer Staples	48,852,419	—	—		48,852,419
Energy	27,964,181	—	—		27,964,181
Financials	44,201,899	—	—		44,201,899
Health Care	78,779,114	—	96,768		78,875,882
Industrials	63,927,602	—	164,369		64,091,971
Information Technology	127,016,831	—	—		127,016,831
Materials	10,767,403	—	—		10,767,403
Real Estate	24,367,378	—	—		24,367,378
Utilities	7,736,193	—	—		7,736,193
Preferred Stock
Information Technology	—	—	186,672		186,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$73,399,459	$—	$—	$73,399,459
Repurchase Agreements	—	2,208,750	—	2,208,750

Total Assets	$581,051,011	$2,208,750	$720,188	$583,979,949

Liabilities:
Futures	$(1,805,179)	$—	$—	$(1,805,179)

Total Liabilities	$(1,805,179)	$—	$—	$(1,805,179)

Total	$579,245,832	$2,208,750	$720,188	$582,174,770

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets - Unrealized depreciation	$(1,805,179	)*

Total		$(1,805,179)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$153,063	$(21,223,222)	$(21,070,159)

Total	$153,063	$(21,223,222)	$(21,070,159)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,231,071)	$(3,231,071)

Total	$(3,231,071)	$(3,231,071)

^ The Portfolio held option contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $153,000 for four months and futures contracts with an average notional balance of approximately $51,074,000 during the year ended December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$89,755,904
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$127,433,210

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,653,810
Aggregate gross unrealized depreciation	(81,736,425)

Net unrealized depreciation	$(19,082,615)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$601,257,385

For the year ended December 31, 2022, the Portfolio incurred approximately $2,219 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,269,875)	$1,280,966
Unaffiliated Issuers (Cost $599,162,418)	580,490,233
Repurchase Agreements (Cost $2,208,750)	2,208,750
Cash	5,995,855
Foreign cash (Cost $34,773)	35,079
Cash held as collateral at broker for futures	3,604,200
Dividends, interest and other receivables	609,725
Receivable for Portfolio shares sold	18,256
Securities lending income receivable	1,178
Other assets	3,408

Total assets	594,247,650

LIABILITIES
Payable for return of collateral on securities loaned	2,408,750
Payable for securities purchased	1,327,298
Investment management fees payable	311,695
Payable for Portfolio shares redeemed	172,860
Due to broker for futures variation margin	164,460
Administrative fees payable	66,510
Distribution fees payable – Class IB	44,253
Distribution fees payable – Class IA	2,841
Trustees’ fees payable	969
Accrued expenses	103,008

Total liabilities	4,602,644

NET ASSETS	$589,645,006

Net assets were comprised of:
Paid in capital	$688,993,411
Total distributable earnings (loss)	(99,348,405)

Net assets	$589,645,006

Class IA
Net asset value, offering and redemption price per share, $13,225,544 / 1,621,878 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.15

Class IB
Net asset value, offering and redemption price per share, $203,846,782 / 25,103,022 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.12

Class K
Net asset value, offering and redemption price per share, $372,572,680 / 45,959,572 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.11

(x)	Includes value of securities on loan of $4,837,332.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($42,331 of dividend income received from affiliates)	$9,357,430
Interest	98,714
Securities lending (net)	73,088

Total income	9,529,232

EXPENSES
Investment management fees	4,647,761
Administrative fees	818,251
Distribution fees – Class IB	596,581
Custodian fees	99,000
Professional fees	80,341
Distribution fees – Class IA	35,917
Printing and mailing expenses	33,314
Trustees’ fees	21,051
Miscellaneous	7,654

Gross expenses	6,339,870
Less: Waiver from investment manager	(399,353)

Net expenses	5,940,517

NET INVESTMENT INCOME (LOSS)	3,588,715

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($12,351 realized gain (loss) from affiliates)	(30,560,530)
Futures contracts	(21,223,222)
Foreign currency transactions	761
Options written	263,869

Net realized gain (loss)	(51,519,122)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(405,134) of change in unrealized appreciation (depreciation) from affiliates)	(174,304,085)
Futures contracts	(3,231,071)
Foreign currency translations	(865)

Net change in unrealized appreciation (depreciation)	(177,536,021)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(229,055,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(225,466,428)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,588,715	$(440,635)
Net realized gain (loss)	(51,519,122)	23,035,605
Net change in unrealized appreciation (depreciation)	(177,536,021)	49,525,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(225,466,428)	72,120,915

Distributions to shareholders:
Class IA	(91,499)	(632,083)
Class IB	(1,464,268)	(12,300,136)
Class K	(3,683,657)	(13,576,201)

Total distributions to shareholders	(5,239,424)	(26,508,420)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 371,446 and 838,088 shares, respectively ]	3,376,665	9,086,833
Capital shares issued in reinvestment of dividends and distributions [ 11,009 and 57,630 shares, respectively ]	91,499	632,083
Capital shares repurchased [ (337,619) and (202,926) shares, respectively ]	(2,970,418)	(2,195,415)

Total Class IA transactions	497,746	7,523,501

Class IB
Capital shares sold [ 1,305,420 and 2,829,031 shares, respectively ]	11,984,879	29,204,763
Capital shares issued in reinvestment of dividends and distributions [ 177,002 and 1,127,687 shares, respectively ]	1,464,268	12,300,136
Capital shares repurchased [ (4,769,779) and (4,941,826) shares, respectively ]	(42,526,403)	(52,326,850)

Total Class IB transactions	(29,077,256)	(10,821,951)

Class K
Capital shares sold [ 4,515,713 and 45,032,296 shares, respectively ]	38,572,516	515,793,307
Capital shares issued in reinvestment of dividends and distributions [ 443,412 and 1,232,378 shares, respectively ]	3,683,657	13,576,201
Capital shares repurchased [ (4,978,028) and (286,199) shares, respectively ]	(44,054,788)	(3,186,324)

Total Class K transactions	(1,798,615)	526,183,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,378,125)	522,884,734

TOTAL INCREASE (DECREASE) IN NET ASSETS	(261,083,977)	568,497,229
NET ASSETS:
Beginning of year	850,728,983	282,231,754

End of year	$589,645,006	$850,728,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.26	$9.36	$7.34	$5.59	$14.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	(0.02)	— #	0.02	0.14
Net realized and unrealized gain (loss)	(3.08)	2.37	2.62	1.85	(1.70)

Total from investment operations	(3.05)	2.35	2.62	1.87	(1.56)

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	— #	(0.02)	(0.54)
Distributions from net realized gains	(0.03)	(0.40)	(0.60)	(0.10)	(6.99)

Total dividends and distributions	(0.06)	(0.45)	(0.60)	(0.12)	(7.53)

Net asset value, end of year	$8.15	$11.26	$9.36	$7.34	$5.59

Total return	(27.12)%	25.19%	35.99%	33.66%	(10.10)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,226	$17,754	$8,279	$4,700	$3,251
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.11%	1.11%	1.14%	1.15%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.39%	(0.17)%	0.03%	0.34%	0.97%
Before waivers (f)	0.33%	(0.24)%	(0.07)%	0.24%	0.90%
Portfolio turnover rate^	15%	17%	30%	19%	44%*

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.21	$9.33	$7.31	$5.57	$14.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	(0.02)	— #	0.02	0.14
Net realized and unrealized gain (loss)	(3.06)	2.35	2.62	1.84	(1.70)

Total from investment operations	(3.03)	2.33	2.62	1.86	(1.56)

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	— #	(0.02)	(0.54)
Distributions from net realized gains	(0.03)	(0.40)	(0.60)	(0.10)	(6.99)

Total dividends and distributions	(0.06)	(0.45)	(0.60)	(0.12)	(7.53)

Net asset value, end of year	$8.12	$11.21	$9.33	$7.31	$5.57

Total return	(27.06)%	25.06%	36.15%	33.60%	(10.11)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$203,847	$318,296	$273,952	$204,686	$165,307
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.11%	1.11%	1.14%	1.15%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.38%	(0.19)%	0.03%	0.34%	0.97%
Before waivers (f)	0.32%	(0.26)%	(0.06)%	0.24%	0.90%
Portfolio turnover rate^	15%	17%	30%	19%	44%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2022	October 26, 2021** to December 31, 2021	January 1, 2018 to October 2, 2018‡
Net asset value, beginning of year	$11.19	$11.30	$14.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.01 †	0.17
Net realized and unrealized gain (loss)	(3.06)	0.18	0.81

Total from investment operations	(3.00)	0.19	0.98

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	— #
Distributions from net realized gains	(0.03)	(0.23)	(0.18)

Total dividends and distributions	(0.08)	(0.30)	(0.18)

Net asset value, end of year	$8.11	$11.19	$15.48

Total return (b)	(26.83)%	1.74%	6.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$372,573	$514,679	$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.86%	0.84%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.64%	0.33%	1.49%
Before waivers (a)(f)	0.58%	0.29%	1.43%
Portfolio turnover rate^	15%	17%	44%*
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 25%.

**	Resumed operations.
‡	After the close of business on October 2, 2018 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(19.46)%	8.13%	11.43%
Portfolio – Class IB Shares	(19.47)	8.13	11.43
Russell 3000® Index	(19.21)	8.79	12.13

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (19.47)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 3000® Index, which returned (19.21)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Energy and Utilities.

•	The stocks that contributed most to performance were ExxonMobil Corp., Chevron Corp., Eli Lilly and Co., Merck & Co., Inc. and ConocoPhillips Co.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Consumer Discretionary, Communication Services, Financials and Real Estate.

•	The stocks that detracted most from performance were Amazon.com, Inc., Microsoft Corp., Tesla, Inc., Apple, Inc. and Meta Platforms, Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	24.2%
Health Care	15.4
Financials	12.2
Consumer Discretionary	9.9
Industrials	9.7
Communication Services	6.8
Consumer Staples	6.6
Energy	5.3
Real Estate	3.3
Utilities	3.1
Materials	3.0
Repurchase Agreements	0.4
Investment Company	0.1
Cash and Other	0.0 #

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,021.70	$3.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.77	3.47
Class IB
Actual	1,000.00	1,021.50	3.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.77	3.47

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,096,478	$20,186,160
Bandwidth, Inc., Class A*	3,300	75,735
Cogent Communications Holdings, Inc.	4,300	245,444
EchoStar Corp., Class A*	2,300	38,364
Frontier Communications Parent, Inc.*	37,900	965,692
Iridium Communications, Inc.*	18,800	966,320
Liberty Latin America Ltd., Class C*	3,934	29,898
Lumen Technologies, Inc.	161,457	842,805
Verizon Communications, Inc.	651,294	25,660,984

		49,011,402

Entertainment (1.3%)
Activision Blizzard, Inc.	118,900	9,101,795
AMC Entertainment Holdings, Inc., Class A (x)*	83,300	339,031
Electronic Arts, Inc.	45,200	5,522,536
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	202,767
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	1,875,837
Lions Gate Entertainment Corp., Class B*	3,900	21,177
Live Nation Entertainment, Inc.*	25,200	1,757,448
Madison Square Garden Entertainment Corp.*	400	17,988
Madison Square Garden Sports Corp., Class A	2,229	408,643
Netflix, Inc.*	67,000	19,756,960
Playtika Holding Corp.*	34,142	290,548
ROBLOX Corp., Class A (x)*	68,100	1,938,126
Roku, Inc. (x)*	18,500	752,950
Spotify Technology SA*	21,860	1,725,847
Take-Two Interactive Software, Inc.*	25,011	2,604,414
Walt Disney Co. (The)*	282,339	24,529,612
Warner Bros Discovery, Inc.*	362,546	3,436,936
World Wrestling Entertainment, Inc., Class A	6,600	452,232

		74,734,847

Interactive Media & Services (3.5%)
Alphabet, Inc., Class A*	915,640	80,786,917
Alphabet, Inc., Class C*	822,300	72,962,679
Cargurus, Inc.*	15,000	210,150
IAC, Inc.*	14,850	659,340
Match Group, Inc.*	44,698	1,854,520
MediaAlpha, Inc., Class A*	3,000	29,850
Meta Platforms, Inc., Class A*	351,187	42,261,844
Pinterest, Inc., Class A*	90,600	2,199,768
Shutterstock, Inc. (x)	3,680	194,010
Vimeo, Inc.*	10,308	35,356
Yelp, Inc.*	8,100	221,454
Ziff Davis, Inc.*	9,200	727,720
ZoomInfo Technologies, Inc., Class A*	42,500	1,279,675

		203,423,283

Media (0.9%)
Advantage Solutions, Inc.*	4,700	9,776
Altice USA, Inc., Class A*	37,700	173,420
Cable One, Inc.	900	640,674
Cardlytics, Inc.*	200	1,156
Charter Communications, Inc., Class A*	17,879	6,062,769
Comcast Corp., Class A	670,648	23,452,561
DISH Network Corp., Class A (x)*	47,529	667,307
Fox Corp., Class A	57,308	1,740,444
Fox Corp., Class B	23,485	668,148
iHeartMedia, Inc., Class A*	100	613
Integral Ad Science Holding Corp.*	2,200	19,338
Interpublic Group of Cos., Inc. (The)	61,700	2,055,227
John Wiley & Sons, Inc., Class A	5,500	220,330
Liberty Broadband Corp., Class A*	2,900	219,965
Liberty Broadband Corp., Class C*	22,328	1,702,957
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,997	235,742
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,344,702
Loyalty Ventures, Inc. (x)*	3,320	8,001
Magnite, Inc.*	3,100	32,829
New York Times Co. (The), Class A	31,600	1,025,736
News Corp., Class A	66,861	1,216,870
News Corp., Class B	13,800	254,472
Nexstar Media Group, Inc., Class A	6,272	1,097,788
Omnicom Group, Inc.	33,700	2,748,909
Paramount Global, Class B (x)	95,316	1,608,934
Sirius XM Holdings, Inc. (x)	149,340	872,146
TechTarget, Inc.*	400	17,624
TEGNA, Inc.	38,500	815,815
Trade Desk, Inc. (The), Class A*	68,760	3,082,511

		51,996,764

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	31,760
T-Mobile US, Inc.*	92,803	12,992,420
United States Cellular Corp.*	6,900	143,865

		13,168,045

Total Communication Services		392,334,341

Consumer Discretionary (9.9%)
Auto Components (0.2%)
Adient plc*	15,253	529,127
Aptiv plc*	43,900	4,088,407
BorgWarner, Inc.	46,560	1,874,040
Dana, Inc.	19,100	288,983
Dorman Products, Inc.*	2,600	210,262
Fox Factory Holding Corp.*	6,900	629,487
Gentex Corp.	38,800	1,058,076
Gentherm, Inc.*	2,600	169,754
Goodyear Tire & Rubber Co. (The)*	39,400	399,910
LCI Industries	3,100	286,595
Lear Corp.	10,600	1,314,612
QuantumScape Corp. (x)*	33,400	189,378
Visteon Corp.*	4,100	536,403

		11,575,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Automobiles (1.2%)
Ford Motor Co.	606,736	$7,056,340
General Motors Co.	228,000	7,669,920
Harley-Davidson, Inc.	20,850	867,360
Lucid Group, Inc. (x)*	82,300	562,109
Rivian Automotive, Inc., Class A (x)*	79,984	1,474,105
Tesla, Inc.*	389,527	47,981,936
Thor Industries, Inc. (x)	10,700	807,743

		66,419,513

Distributors (0.1%)
Genuine Parts Co.	21,500	3,730,465
LKQ Corp.	46,300	2,472,883
Pool Corp.	6,400	1,934,912

		8,138,260

Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	74,613
ADT, Inc.	55,314	501,698
Bright Horizons Family Solutions, Inc.*	12,000	757,200
Chegg, Inc.*	20,100	507,927
Coursera, Inc.*	13,100	154,973
Duolingo, Inc.*	4,800	341,424
Frontdoor, Inc.*	15,900	330,720
Graham Holdings Co., Class B	900	543,789
Grand Canyon Education, Inc.*	4,900	517,734
H&R Block, Inc.	25,450	929,179
Mister Car Wash, Inc. (x)*	16,200	149,526
Service Corp. International	23,900	1,652,446
Strategic Education, Inc.	2,600	203,632

		6,664,861

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	58,000	4,959,000
Aramark	46,200	1,909,908
Booking Holdings, Inc.*	6,080	12,252,902
Boyd Gaming Corp.	15,000	817,950
Brinker International, Inc.*	7,600	242,516
Caesars Entertainment, Inc.*	33,000	1,372,800
Carnival Corp. (x)*	141,160	1,137,750
Chipotle Mexican Grill, Inc.*	4,300	5,966,207
Choice Hotels International, Inc.	7,400	833,536
Churchill Downs, Inc.	6,600	1,395,438
Cracker Barrel Old Country Store, Inc.	3,500	331,590
Darden Restaurants, Inc.	18,750	2,593,687
Domino’s Pizza, Inc.	6,400	2,216,960
DraftKings, Inc., Class A*	50,300	572,917
Expedia Group, Inc.*	23,787	2,083,741
Hilton Grand Vacations, Inc.*	11,340	437,044
Hilton Worldwide Holdings, Inc.	43,387	5,482,381
Hyatt Hotels Corp., Class A*	7,100	642,195
International Game Technology plc	11,100	251,748
Las Vegas Sands Corp.*	57,000	2,739,990
Light & Wonder, Inc.*	15,800	925,880
Marriott International, Inc., Class A	43,605	6,492,348
Marriott Vacations Worldwide Corp.	8,171	1,099,735
McDonald’s Corp.	112,521	29,652,659
MGM Resorts International	50,200	1,683,206
Norwegian Cruise Line Holdings Ltd. (x)*	55,300	676,872
Papa John’s International, Inc.	5,200	428,012
Penn Entertainment, Inc.*	27,000	801,900
Planet Fitness, Inc., Class A*	18,400	1,449,920
Red Rock Resorts, Inc., Class A	10,100	404,101
Royal Caribbean Cruises Ltd.*	33,350	1,648,491
Six Flags Entertainment Corp.*	2,584	60,078
Starbucks Corp.	175,600	17,419,520
Texas Roadhouse, Inc.	11,500	1,045,925
Travel + Leisure Co.	10,070	366,548
Vail Resorts, Inc.	6,500	1,549,275
Wendy’s Co. (The)	25,900	586,117
Wingstop, Inc.	5,500	756,910
Wyndham Hotels & Resorts, Inc.	14,570	1,038,987
Wynn Resorts Ltd.*	21,200	1,748,364
Yum! Brands, Inc.	45,840	5,871,187

		123,946,295

Household Durables (0.4%)
DR Horton, Inc.	52,600	4,688,764
Garmin Ltd.	26,100	2,408,769
Helen of Troy Ltd.*	1,700	188,547
Installed Building Products, Inc.	2,700	231,120
KB Home	5,300	168,805
Leggett & Platt, Inc.	22,400	721,952
Lennar Corp., Class A	39,089	3,537,555
LGI Homes, Inc.*	3,900	361,140
M.D.C. Holdings, Inc.	3,312	104,659
Meritage Homes Corp.*	1,700	156,740
Mohawk Industries, Inc.*	11,400	1,165,308
Newell Brands, Inc.	66,190	865,765
NVR, Inc.*	500	2,306,290
PulteGroup, Inc.	36,600	1,666,398
Skyline Champion Corp.*	8,400	432,684
Sonos, Inc.*	13,700	231,530
Taylor Morrison Home Corp., Class A*	14,900	452,215
Tempur Sealy International, Inc.	40,400	1,386,932
Toll Brothers, Inc.	20,800	1,038,336
TopBuild Corp.*	7,011	1,097,151
Whirlpool Corp.	11,020	1,558,889

		24,769,549

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	1,353,060	113,657,040
DoorDash, Inc., Class A*	38,698	1,889,237
eBay, Inc.	86,670	3,594,205
Etsy, Inc.*	20,900	2,503,402
Overstock.com, Inc. (x)*	7,200	139,392
Qurate Retail, Inc.*	57,283	93,371
Wayfair, Inc., Class A (x)*	11,600	381,524

		122,258,171

Leisure Products (0.1%)
Acushnet Holdings Corp.	5,600	237,776
Brunswick Corp.	14,900	1,073,992
Hasbro, Inc.	22,600	1,378,826
Mattel, Inc.*	54,800	977,632
Peloton Interactive, Inc., Class A (x)*	44,903	356,530
Polaris, Inc.	12,300	1,242,300
Topgolf Callaway Brands Corp.*	16,300	321,925
YETI Holdings, Inc.*	12,900	532,899

		6,121,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Multiline Retail (0.5%)
Dollar General Corp.	35,400	$8,717,250
Dollar Tree, Inc.*	32,523	4,600,053
Kohl’s Corp.	26,810	676,953
Macy’s, Inc.	50,700	1,046,955
Nordstrom, Inc. (x)	19,800	319,572
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	473,084
Target Corp.	71,760	10,695,110

		26,528,977

Specialty Retail (2.4%)
Aaron’s Co., Inc. (The)	4,500	53,775
Academy Sports & Outdoors, Inc.	12,400	651,496
Advance Auto Parts, Inc.	11,350	1,668,791
Asbury Automotive Group, Inc.*	3,300	591,525
AutoNation, Inc.*	6,500	697,450
AutoZone, Inc.*	3,090	7,620,496
Bath & Body Works, Inc.	41,190	1,735,747
Bed Bath & Beyond, Inc. (x)*	22,400	56,224
Best Buy Co., Inc.	31,110	2,495,333
Burlington Stores, Inc.*	12,300	2,493,948
Camping World Holdings, Inc., Class A (x)	3,200	71,424
CarMax, Inc.*	26,850	1,634,897
Carvana Co. (x)*	12,800	60,672
Dick’s Sporting Goods, Inc.	8,300	998,407
Five Below, Inc.*	10,700	1,892,509
Floor & Decor Holdings, Inc., Class A*	16,700	1,162,821
Foot Locker, Inc.	24,200	914,518
GameStop Corp., Class A (x)*	39,200	723,632
Gap, Inc. (The)	32,090	361,975
Home Depot, Inc. (The)	158,240	49,981,686
Leslie’s, Inc.*	19,354	236,312
Lithia Motors, Inc., Class A	4,300	880,382
Lowe’s Cos., Inc.	97,963	19,518,148
Monro, Inc.	5,300	239,560
Murphy USA, Inc.	3,855	1,077,627
O’Reilly Automotive, Inc.*	9,650	8,144,890
Penske Automotive Group, Inc.	4,900	563,157
Petco Health & Wellness Co., Inc.*	35,300	334,644
Rent-A-Center, Inc.	9,600	216,480
RH (x)*	2,769	739,849
Ross Stores, Inc.	56,120	6,513,848
Signet Jewelers Ltd.	8,600	584,800
Sleep Number Corp.*	4,600	119,508
TJX Cos., Inc. (The)	180,800	14,391,680
Tractor Supply Co.	19,100	4,296,927
Ulta Beauty, Inc.*	8,300	3,893,281
Urban Outfitters, Inc.*	14,600	348,210
Victoria’s Secret & Co.*	13,730	491,259
Williams-Sonoma, Inc.	13,300	1,528,436

		139,986,324

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	25,200	1,444,464
Carter’s, Inc.	4,180	311,870
Columbia Sportswear Co.	5,200	455,416
Crocs, Inc.*	9,300	1,008,399
Deckers Outdoor Corp.*	5,000	1,995,800
Hanesbrands, Inc.	13,700	87,132
Kontoor Brands, Inc.	1,642	65,663
Lululemon Athletica, Inc.*	17,200	5,510,536
NIKE, Inc., Class B	189,820	22,210,838
PVH Corp.	11,881	838,680
Ralph Lauren Corp.	6,470	683,685
Skechers USA, Inc., Class A*	30,600	1,283,670
Steven Madden Ltd.	103	3,292
Tapestry, Inc.	41,827	1,592,772
Under Armour, Inc., Class A*	44,900	456,184
VF Corp.	60,000	1,656,600

		39,605,001

Total Consumer Discretionary		576,013,865

Consumer Staples (6.6%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,600	527,232
Brown-Forman Corp., Class A	12,400	815,424
Brown-Forman Corp., Class B	33,475	2,198,638
Celsius Holdings, Inc.*	8,300	863,532
Coca-Cola Co. (The)	594,340	37,805,967
Coca-Cola Consolidated, Inc.	700	358,652
Constellation Brands, Inc., Class A	24,000	5,562,000
Duckhorn Portfolio, Inc. (The)*	4,000	66,280
Keurig Dr Pepper, Inc.	132,810	4,736,005
Molson Coors Beverage Co., Class B	30,150	1,553,328
Monster Beverage Corp.*	59,800	6,071,494
National Beverage Corp.*	5,600	260,568
PepsiCo, Inc.	210,490	38,027,123
Primo Water Corp.	8,800	136,752

		98,982,995

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	25,400	526,796
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,369,512
Casey’s General Stores, Inc.	7,100	1,592,885
Costco Wholesale Corp.	67,350	30,745,275
Grocery Outlet Holding Corp.*	2,200	64,218
Kroger Co. (The)	101,520	4,525,762
Performance Food Group Co.*	23,132	1,350,677
PriceSmart, Inc.	1,200	72,936
Sprouts Farmers Market, Inc.*	16,300	527,631
Sysco Corp.	78,650	6,012,792
United Natural Foods, Inc.*	6,500	251,615
US Foods Holding Corp.*	43,800	1,490,076
Walgreens Boots Alliance, Inc.	114,980	4,295,653
Walmart, Inc.	219,420	31,111,562

		83,937,390

Food Products (1.2%)
Archer-Daniels-Midland Co.	87,660	8,139,231
Beyond Meat, Inc. (x)*	9,000	110,790
Bunge Ltd.	22,080	2,202,922
Cal-Maine Foods, Inc.	4,900	266,805
Campbell Soup Co.	31,300	1,776,275
Conagra Brands, Inc.	77,592	3,002,810
Darling Ingredients, Inc.*	28,800	1,802,592
Flowers Foods, Inc.	28,800	827,712
Freshpet, Inc.*	6,400	337,728
General Mills, Inc.	92,700	7,772,895
Hain Celestial Group, Inc. (The)*	13,600	220,048
Hershey Co. (The)	24,150	5,592,416
Hormel Foods Corp.	44,500	2,026,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Hostess Brands, Inc.*	13,200	$296,208
Ingredion, Inc.	12,200	1,194,746
J & J Snack Foods Corp.	1,100	164,681
J M Smucker Co. (The)	16,927	2,682,252
Kellogg Co.	39,100	2,785,484
Kraft Heinz Co. (The)	109,336	4,451,069
Lamb Weston Holdings, Inc.	22,050	1,970,388
Lancaster Colony Corp.	2,200	434,060
McCormick & Co., Inc. (Non-Voting)	39,700	3,290,733
Mondelez International, Inc., Class A	214,110	14,270,431
Pilgrim’s Pride Corp.*	6,900	163,737
Post Holdings, Inc.*	9,400	848,444
Simply Good Foods Co. (The)*	8,000	304,240
Tootsie Roll Industries, Inc.	1,400	59,598
TreeHouse Foods, Inc.*	3,700	182,706
Tyson Foods, Inc., Class A	48,700	3,031,575

		70,209,551

Household Products (1.4%)
Church & Dwight Co., Inc.	39,100	3,151,851
Clorox Co. (The)	19,950	2,799,584
Colgate-Palmolive Co.	128,220	10,102,454
Kimberly-Clark Corp.	53,100	7,208,325
Procter & Gamble Co. (The)	366,045	55,477,780
Reynolds Consumer Products, Inc.	10,543	316,079
WD-40 Co.	1,000	161,210

		79,217,283

Personal Products (0.2%)
BellRing Brands, Inc.*	11,917	305,552
Coty, Inc., Class A*	9,900	84,744
Estee Lauder Cos., Inc. (The), Class A	36,900	9,155,259
Herbalife Nutrition Ltd.*	14,700	218,736
Inter Parfums, Inc.	1,400	135,128
Medifast, Inc.	1,900	219,165
Nu Skin Enterprises, Inc., Class A	4,100	172,856
Olaplex Holdings, Inc.*	19,600	102,116

		10,393,556

Tobacco (0.6%)
Altria Group, Inc.	280,690	12,830,340
Philip Morris International, Inc.	240,130	24,303,557

		37,133,897

Total Consumer Staples		379,874,672

Energy (5.3%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	143,384	4,234,130
Cactus, Inc., Class A	10,400	522,704
ChampionX Corp.	31,995	927,535
Dril-Quip, Inc.*	3,100	84,227
Expro Group Holdings NV*	3,683	66,773
Halliburton Co.	141,130	5,553,465
Helmerich & Payne, Inc.	16,200	803,034
Liberty Energy, Inc., Class A	21,863	350,027
NexTier Oilfield Solutions, Inc.*	22,224	205,350
Noble Corp. plc*	13,200	497,772
NOV, Inc.	59,880	1,250,893
Oceaneering International, Inc.*	14,000	244,860
Oil States International, Inc.*	6,700	49,982
Patterson-UTI Energy, Inc.	33,000	555,720
ProPetro Holding Corp.*	3,000	31,110
RPC, Inc.	16,700	148,463
Schlumberger Ltd.	224,255	11,988,672
US Silica Holdings, Inc.*	7,700	96,250
Valaris Ltd.*	9,900	669,438
Weatherford International plc*	7,900	402,268

		28,682,673

Oil, Gas & Consumable Fuels (4.8%)
Antero Midstream Corp.	54,300	585,897
Antero Resources Corp.*	51,000	1,580,490
APA Corp.	58,080	2,711,174
Arch Resources, Inc.	3,000	428,370
California Resources Corp.	8,300	361,133
Callon Petroleum Co. (x)*	10,300	382,027
Cheniere Energy, Inc.	39,200	5,878,432
Chesapeake Energy Corp. (x)	19,700	1,859,089
Chevron Corp.	300,966	54,020,387
Chord Energy Corp.	7,345	1,004,869
Civitas Resources, Inc.	12,000	695,160
Clean Energy Fuels Corp.*	52,500	273,000
CNX Resources Corp.*	26,300	442,892
Comstock Resources, Inc.	7,700	105,567
ConocoPhillips	195,012	23,011,416
Coterra Energy, Inc.	129,335	3,177,761
Crescent Energy Co., Class A (x)	3,100	37,169
CVR Energy, Inc. (x)	10,000	313,400
Denbury, Inc.*	8,100	704,862
Devon Energy Corp.	101,194	6,224,443
Diamondback Energy, Inc.	27,041	3,698,668
DT Midstream, Inc.	17,200	950,472
Enviva, Inc.	5,500	291,335
EOG Resources, Inc.	89,600	11,604,992
EQT Corp.	57,000	1,928,310
Equitrans Midstream Corp.	42,801	286,767
Excelerate Energy, Inc., Class A	9,300	232,965
Exxon Mobil Corp.#	638,665	70,444,749
Frontline Ltd. (x)	34,400	417,616
Golar LNG Ltd.*	20,000	455,800
Green Plains, Inc.*	600	18,300
Hess Corp.	44,120	6,257,098
HF Sinclair Corp.	23,686	1,229,067
HighPeak Energy, Inc. (x)	4,100	93,767
Kinder Morgan, Inc.	308,071	5,569,924
Kosmos Energy Ltd.*	91,600	582,576
Magnolia Oil & Gas Corp., Class A	28,400	665,980
Marathon Oil Corp.	109,190	2,955,773
Marathon Petroleum Corp.	76,233	8,872,759
Matador Resources Co.	18,200	1,041,768
Murphy Oil Corp.	24,100	1,036,541
New Fortress Energy, Inc. (x)	8,293	351,789
Occidental Petroleum Corp.	125,935	7,932,646
ONEOK, Inc.	68,413	4,494,734
Ovintiv, Inc.	45,700	2,317,447
PBF Energy, Inc., Class A	14,700	599,466
PDC Energy, Inc.	16,979	1,077,827
Peabody Energy Corp.*	14,200	375,164
Permian Resources Corp.	46,900	440,860
Phillips 66	74,888	7,794,343
Pioneer Natural Resources Co.	37,322	8,523,972
Range Resources Corp.	38,900	973,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Scorpio Tankers, Inc.	9,700	$521,569
SFL Corp. Ltd.	9,800	90,356
SM Energy Co.	19,000	661,770
Southwestern Energy Co.*	159,700	934,245
Targa Resources Corp.	35,900	2,638,650
Tellurian, Inc. (x)*	20,700	34,776
Texas Pacific Land Corp.	1,000	2,344,230
Valero Energy Corp.	60,130	7,628,092
Williams Cos., Inc. (The)	192,379	6,329,269
World Fuel Services Corp.	10,700	292,431

		278,789,679

Total Energy		307,472,352

Financials (12.2%)
Banks (4.0%)
Ameris Bancorp	6,000	282,840
Associated Banc-Corp.	22,706	524,282
Atlantic Union Bankshares Corp.	7,400	260,036
BancFirst Corp.	1,800	158,724
Bank of America Corp.	1,069,146	35,410,116
Bank of Hawaii Corp.	7,400	573,944
Bank of NT Butterfield & Son Ltd. (The)	3,700	110,297
Bank OZK	17,300	693,038
BankUnited, Inc.	15,200	516,344
Banner Corp.	3,600	227,520
Berkshire Hills Bancorp, Inc.	2,400	71,760
BOK Financial Corp.	4,050	420,349
Brookline Bancorp, Inc.	15,400	217,910
Cadence Bank	29,750	733,635
Cathay General Bancorp	14,930	608,995
Citigroup, Inc.	294,684	13,328,557
Citizens Financial Group, Inc.	79,178	3,117,238
City Holding Co.	2,130	198,282
Columbia Banking System, Inc.	16,200	488,106
Comerica, Inc.	23,900	1,597,715
Commerce Bancshares, Inc.	17,594	1,197,624
Community Bank System, Inc.	8,900	560,255
Cullen/Frost Bankers, Inc.	12,200	1,631,140
CVB Financial Corp.	20,700	533,025
Dime Community Bancshares, Inc.	4,197	133,591
East West Bancorp, Inc.	24,200	1,594,780
Eastern Bankshares, Inc.	32,000	552,000
Enterprise Financial Services Corp.	1,200	58,752
FB Financial Corp.	2,000	72,280
Fifth Third Bancorp	109,145	3,581,047
First Bancorp	38,100	484,632
First Busey Corp.	4,733	117,000
First Citizens BancShares, Inc., Class A	1,972	1,495,486
First Commonwealth Financial Corp.	8,100	113,157
First Financial Bancorp	11,100	268,953
First Financial Bankshares, Inc.	22,500	774,000
First Financial Corp.	7,100	327,168
First Hawaiian, Inc.	21,800	567,672
First Horizon Corp.	92,350	2,262,575
First Interstate BancSystem, Inc., Class A	10,696	413,400
First Merchants Corp.	6,900	283,659
First Republic Bank	30,200	3,681,078
FNB Corp.	46,456	606,251
Fulton Financial Corp.	35,900	604,197
Glacier Bancorp, Inc.	20,100	993,342
Hancock Whitney Corp.	12,024	581,841
Heartland Financial USA, Inc.	2,500	116,550
Hilltop Holdings, Inc.	8,700	261,087
Home BancShares, Inc.	27,800	633,562
HomeStreet, Inc.	2,000	55,160
Hope Bancorp, Inc.	9,683	124,039
Huntington Bancshares, Inc.	238,224	3,358,958
Independent Bank Corp.	7,200	607,896
Independent Bank Group, Inc.	4,700	282,376
International Bancshares Corp.	5,100	233,376
JPMorgan Chase & Co.	446,725	59,905,823
KeyCorp	147,802	2,574,711
Lakeland Financial Corp.	1,000	72,970
Live Oak Bancshares, Inc.	5,300	160,060
M&T Bank Corp.	27,512	3,990,891
NBT Bancorp, Inc.	4,800	208,416
OceanFirst Financial Corp.	3,200	68,000
Old National Bancorp	46,300	832,474
Pacific Premier Bancorp, Inc.	14,300	451,308
PacWest Bancorp	20,196	463,498
Park National Corp.	900	126,675
Pinnacle Financial Partners, Inc.	16,056	1,178,510
PNC Financial Services Group, Inc. (The)	63,918	10,095,209
Popular, Inc.	14,350	951,692
Prosperity Bancshares, Inc.	13,412	974,784
Regions Financial Corp.	144,700	3,119,732
Renasant Corp.	2,200	82,698
S&T Bancorp, Inc.	6,200	211,916
Sandy Spring Bancorp, Inc.	1,000	35,230
Seacoast Banking Corp. of Florida	2,400	74,856
ServisFirst Bancshares, Inc.	5,300	365,223
Signature Bank	9,000	1,036,980
Simmons First National Corp., Class A	14,600	315,068
SouthState Corp.	12,098	923,803
Stock Yards Bancorp, Inc.	700	45,486
SVB Financial Group*	9,475	2,180,576
Synovus Financial Corp.	23,113	867,893
Texas Capital Bancshares, Inc.*	9,000	542,790
Tompkins Financial Corp.	3,539	274,556
Towne Bank	7,079	218,316
Triumph Financial, Inc.*	500	24,435
Truist Financial Corp.	210,160	9,043,185
Trustmark Corp.	6,450	225,169
UMB Financial Corp.	7,700	643,104
Umpqua Holdings Corp.	44,690	797,717
United Bankshares, Inc.	20,400	825,996
United Community Banks, Inc.	10,000	338,000
US Bancorp	211,390	9,218,718
Valley National Bancorp	75,029	848,578
Washington Federal, Inc.	7,500	251,625
Webster Financial Corp.	34,188	1,618,460
Wells Fargo & Co.	587,673	24,265,018
WesBanco, Inc.	5,000	184,900
Westamerica Bancorp	2,700	159,327
Western Alliance Bancorp	20,800	1,238,848
Wintrust Financial Corp.	11,500	971,980
Zions Bancorp NA	28,300	1,391,228

		233,098,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Capital Markets (3.2%)
Affiliated Managers Group, Inc.	8,140	$1,289,620
Ameriprise Financial, Inc.	16,460	5,125,150
Ares Management Corp.	22,481	1,538,600
Artisan Partners Asset Management, Inc., Class A	10,705	317,938
Associated Capital Group, Inc., Class A	6,600	277,134
Bank of New York Mellon Corp. (The)	116,650	5,309,908
BGC Partners, Inc., Class A	15,400	58,058
BlackRock, Inc.	22,963	16,272,271
Blackstone, Inc., Class A	107,800	7,997,682
Blue Owl Capital, Inc. (x)	62,400	661,440
Brightsphere Investment Group, Inc.	7,200	148,176
Carlyle Group, Inc. (The)	32,000	954,880
Cboe Global Markets, Inc.	17,600	2,208,272
Charles Schwab Corp. (The)	231,375	19,264,283
CME Group, Inc.	55,165	9,276,546
Cohen & Steers, Inc.	5,200	335,712
Coinbase Global, Inc., Class A (x)*	24,000	849,360
Evercore, Inc., Class A	7,000	763,560
FactSet Research Systems, Inc.	6,200	2,487,502
Federated Hermes, Inc., Class B	16,800	610,008
Focus Financial Partners, Inc., Class A*	7,400	275,798
Franklin Resources, Inc.	54,890	1,447,998
Goldman Sachs Group, Inc. (The)	50,900	17,478,042
Hamilton Lane, Inc., Class A	4,300	274,684
Houlihan Lokey, Inc.	6,600	575,256
Interactive Brokers Group, Inc., Class A	14,040	1,015,794
Intercontinental Exchange, Inc.	88,116	9,039,820
Invesco Ltd.	66,200	1,190,938
Janus Henderson Group plc	28,300	665,616
Jefferies Financial Group, Inc.	35,588	1,219,957
KKR & Co., Inc.	88,091	4,089,184
Lazard Ltd., Class A	25,200	873,684
LPL Financial Holdings, Inc.	12,900	2,788,593
MarketAxess Holdings, Inc.	7,160	1,996,852
Moelis & Co., Class A	5,900	226,383
Moody’s Corp.	25,650	7,146,603
Morgan Stanley	191,787	16,305,731
Morningstar, Inc.	3,200	693,088
MSCI, Inc.	12,134	5,644,373
Nasdaq, Inc.	52,300	3,208,605
Northern Trust Corp.	33,350	2,951,141
Open Lending Corp., Class A*	7,200	48,600
Piper Sandler Cos.	2,600	338,494
PJT Partners, Inc., Class A	800	58,952
Raymond James Financial, Inc.	30,000	3,205,500
Robinhood Markets, Inc., Class A (x)*	86,000	700,040
S&P Global, Inc.	51,034	17,093,328
SEI Investments Co.	16,150	941,545
State Street Corp.	56,150	4,355,556
StepStone Group, Inc., Class A	7,000	176,260
Stifel Financial Corp.	23,008	1,342,977
T. Rowe Price Group, Inc.	36,280	3,956,697
Tradeweb Markets, Inc., Class A	15,000	973,950
Victory Capital Holdings, Inc., Class A	2,400	64,392
Virtu Financial, Inc., Class A	15,500	316,355
Virtus Investment Partners, Inc.	200	38,288
WisdomTree, Inc.	11,200	61,040

		188,526,214

Consumer Finance (0.6%)
Ally Financial, Inc.	53,469	1,307,317
American Express Co.	93,256	13,778,574
Bread Financial Holdings, Inc.	1,400	52,724
Capital One Financial Corp.	61,270	5,695,659
Credit Acceptance Corp. (x)*	1,900	901,360
Discover Financial Services	41,770	4,086,359
FirstCash Holdings, Inc.	7,272	632,010
LendingTree, Inc.*	1,400	29,862
Navient Corp.	25,584	420,857
Nelnet, Inc., Class A	4,000	363,000
OneMain Holdings, Inc.	17,900	596,249
PROG Holdings, Inc.*	3,290	55,568
SLM Corp.	66,084	1,096,994
SoFi Technologies, Inc. (x)*	123,000	567,030
Synchrony Financial	82,352	2,706,087
Upstart Holdings, Inc. (x)*	19,700	260,434

		32,550,084

Diversified Financial Services (1.6%)
Apollo Global Management, Inc.	71,086	4,534,576
Berkshire Hathaway, Inc., Class B*	274,636	84,835,060
Cannae Holdings, Inc.*	4,760	98,294
Jackson Financial, Inc., Class A	7,900	274,841
Voya Financial, Inc. (x)	14,900	916,201

		90,658,972

Insurance (2.6%)
Aflac, Inc.	102,000	7,337,880
Allstate Corp. (The)	44,340	6,012,504
Ambac Financial Group, Inc.*	3,600	62,784
American Equity Investment Life Holding Co.	12,700	579,374
American Financial Group, Inc.	12,030	1,651,478
American International Group, Inc.	116,436	7,363,413
Aon plc, Class A	32,619	9,790,267
Arch Capital Group Ltd.*	53,900	3,383,842
Argo Group International Holdings Ltd.	2,875	74,319
Arthur J Gallagher & Co.	31,800	5,995,572
Assurant, Inc.	9,000	1,125,540
Assured Guaranty Ltd.	10,000	622,600
Axis Capital Holdings Ltd.	17,270	935,516
Brighthouse Financial, Inc.*	16,532	847,596
Brown & Brown, Inc.	39,900	2,273,103
BRP Group, Inc., Class A*	7,300	183,522
Chubb Ltd.	65,351	14,416,430
Cincinnati Financial Corp.	24,720	2,531,081
CNA Financial Corp.	6,900	291,732
CNO Financial Group, Inc.	14,100	322,185
eHealth, Inc.*	4,200	20,328
Employers Holdings, Inc.	1,800	77,634
Enstar Group Ltd.*	1,400	323,456
Erie Indemnity Co., Class A	3,800	945,136
Everest Re Group Ltd.	6,100	2,020,747
F&G Annuities & Life, Inc.*	2,936	58,749
Fidelity National Financial, Inc.	43,180	1,624,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
First American Financial Corp.	17,600	$921,184
Genworth Financial, Inc., Class A*	43,900	232,231
Globe Life, Inc.	15,905	1,917,348
Goosehead Insurance, Inc., Class A*	700	24,038
Hanover Insurance Group, Inc. (The)	6,190	836,455
Hartford Financial Services Group, Inc. (The)	54,110	4,103,161
Horace Mann Educators Corp.	1,300	48,581
James River Group Holdings Ltd.	1,700	35,547
Kemper Corp.	9,282	456,674
Kinsale Capital Group, Inc.	3,800	993,776
Lincoln National Corp.	30,350	932,352
Loews Corp.	33,092	1,930,256
Markel Corp.*	2,160	2,845,778
Marsh & McLennan Cos., Inc.	76,750	12,700,590
MBIA, Inc.*	7,600	97,660
Mercury General Corp.	600	20,520
MetLife, Inc.	105,560	7,639,377
Old Republic International Corp.	47,894	1,156,640
Palomar Holdings, Inc.*	1,900	85,804
Primerica, Inc.	5,900	836,738
Principal Financial Group, Inc.	37,700	3,163,784
ProAssurance Corp.	3,100	54,157
Progressive Corp. (The)	92,000	11,933,320
Prudential Financial, Inc.	60,231	5,990,575
Reinsurance Group of America, Inc.	12,610	1,791,755
RenaissanceRe Holdings Ltd.	6,560	1,208,549
RLI Corp.	8,880	1,165,678
Ryan Specialty Holdings, Inc., Class A*	12,600	523,026
Selective Insurance Group, Inc.	13,700	1,213,957
Selectquote, Inc.*	16,700	11,221
SiriusPoint Ltd.*	9,100	53,690
Travelers Cos., Inc. (The)	36,270	6,800,262
Trupanion, Inc.*	6,900	327,957
Unum Group	32,000	1,312,960
W R Berkley Corp.	33,600	2,438,352
White Mountains Insurance Group Ltd.	500	707,165
Willis Towers Watson plc	17,200	4,206,776

		151,589,114

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	1,075,365
Annaly Capital Management, Inc. (REIT) (x)	69,288	1,460,591
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,800	94,688
Arbor Realty Trust, Inc. (REIT)	24,800	327,112
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	444,570
Chimera Investment Corp. (REIT) (x)	27,440	150,920
Claros Mortgage Trust, Inc. (REIT) (x)	5,000	73,550
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	12,700	368,046
Rithm Capital Corp. (REIT)	66,550	543,714
Starwood Property Trust, Inc. (REIT) (x)	57,200	1,048,476

		5,587,032

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	8,300	317,226
Capitol Federal Financial, Inc.	9,386	81,189
Columbia Financial, Inc.*	6,500	140,530
Enact Holdings, Inc.	7,100	171,252
Essent Group Ltd.	17,600	684,288
Kearny Financial Corp.	16,032	162,725
MGIC Investment Corp.	75,800	985,400
Mr Cooper Group, Inc.*	10,400	417,352
New York Community Bancorp, Inc.	118,186	1,016,400
PennyMac Financial Services, Inc.	10,833	613,798
Provident Financial Services, Inc.	100	2,136
Radian Group, Inc.	26,500	505,355
Rocket Cos., Inc., Class A (x)	52,000	364,000
TFS Financial Corp.	19,700	283,877
Walker & Dunlop, Inc.	3,700	290,376
WSFS Financial Corp.	5,890	267,052

		6,302,956

Total Financials		708,312,401

Health Care (15.4%)
Biotechnology (2.8%)
AbbVie, Inc.	270,630	43,736,514
ACADIA Pharmaceuticals, Inc.*	20,900	332,728
Agios Pharmaceuticals, Inc.*	8,400	235,872
Alector, Inc.*	1,800	16,614
Alkermes plc*	25,200	658,476
Allogene Therapeutics, Inc. (x)*	24,600	154,734
Allovir, Inc. (x)*	1,600	8,208
Alnylam Pharmaceuticals, Inc.*	20,100	4,776,765
ALX Oncology Holdings, Inc.*	2,700	30,429
Amgen, Inc.	82,768	21,738,188
Amicus Therapeutics, Inc.*	26,600	324,786
AnaptysBio, Inc. (x)*	6,600	204,534
Anavex Life Sciences Corp. (x)*	23,900	221,314
Apellis Pharmaceuticals, Inc.*	14,000	723,940
Arcturus Therapeutics Holdings, Inc.*	400	6,784
Arcus Biosciences, Inc.*	14,800	306,064
Arrowhead Pharmaceuticals, Inc.*	18,200	738,192
Beam Therapeutics, Inc. (x)*	6,900	269,859
BioCryst Pharmaceuticals, Inc. (x)*	35,300	405,244
Biogen, Inc.*	22,560	6,247,315
Biohaven Ltd. (x)*	4,800	66,624
BioMarin Pharmaceutical, Inc.*	28,200	2,918,418
Blueprint Medicines Corp.*	9,200	403,052
Bridgebio Pharma, Inc.*	16,344	124,541
C4 Therapeutics, Inc. (x)*	2,900	17,110
CareDx, Inc.*	4,800	54,768
Cerevel Therapeutics Holdings, Inc.*	12,800	403,712
Cytokinetics, Inc. (x)*	12,600	577,332
Denali Therapeutics, Inc.*	14,300	397,683
Editas Medicine, Inc.*	11,500	102,005
Emergent BioSolutions, Inc.*	8,400	99,204
EQRx, Inc.*	29,000	71,340
Exact Sciences Corp.*	26,700	1,321,917
Exelixis, Inc.*	63,800	1,023,352
Fate Therapeutics, Inc.*	12,600	127,134
FibroGen, Inc.*	7,200	115,344
Gilead Sciences, Inc.	191,091	16,405,162
Halozyme Therapeutics, Inc.*	17,900	1,018,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Heron Therapeutics, Inc. (x)*	24,300	$60,750
Horizon Therapeutics plc*	35,600	4,051,280
IGM Biosciences, Inc. (x)*	2,700	45,927
ImmunityBio, Inc. (x)*	29,500	149,565
ImmunoGen, Inc.*	32,100	159,216
Incyte Corp.*	33,400	2,682,688
Inovio Pharmaceuticals, Inc. (x)*	47,300	73,788
Insmed, Inc.*	16,100	321,678
Instil Bio, Inc.*	1,500	945
Intellia Therapeutics, Inc.*	10,500	366,345
Ionis Pharmaceuticals, Inc.*	24,800	936,696
Iovance Biotherapeutics, Inc.*	21,800	139,302
Ironwood Pharmaceuticals, Inc.*	25,500	315,945
Karuna Therapeutics, Inc.*	4,500	884,250
Karyopharm Therapeutics, Inc. (x)*	32,000	108,800
Kodiak Sciences, Inc.*	3,500	25,060
Krystal Biotech, Inc.*	2,100	166,362
Kura Oncology, Inc.*	12,500	155,125
Kymera Therapeutics, Inc.*	6,500	162,240
MacroGenics, Inc.*	6,700	44,957
Madrigal Pharmaceuticals, Inc.*	3,500	1,015,875
Mersana Therapeutics, Inc.*	20,500	120,130
Mirati Therapeutics, Inc.*	7,300	330,763
Moderna, Inc.*	53,617	9,630,686
Myriad Genetics, Inc.*	11,500	166,865
Natera, Inc.*	13,400	538,278
Neurocrine Biosciences, Inc.*	14,500	1,731,880
Nkarta, Inc.*	800	4,792
Novavax, Inc. (x)*	12,200	125,416
Organogenesis Holdings, Inc.*	25,100	67,519
PDL BioPharma, Inc. (r)(x)*	46,000	17,647
Prothena Corp. plc*	7,800	469,950
PTC Therapeutics, Inc.*	8,000	305,360
Recursion Pharmaceuticals, Inc., Class A*	1,000	7,710
Regeneron Pharmaceuticals, Inc.*	16,200	11,688,138
REGENXBIO, Inc.*	7,400	167,832
Relay Therapeutics, Inc.*	22,001	328,695
Replimune Group, Inc.*	1,100	29,920
REVOLUTION Medicines, Inc. (x)*	9,200	219,144
Rocket Pharmaceuticals, Inc.*	8,900	174,173
Sage Therapeutics, Inc.*	8,600	328,004
Sana Biotechnology, Inc. (x)*	14,595	57,650
Sangamo Therapeutics, Inc.*	29,200	91,688
Sarepta Therapeutics, Inc.*	12,700	1,645,666
Seagen, Inc.*	21,374	2,746,773
SpringWorks Therapeutics, Inc.*	5,000	130,050
Stoke Therapeutics, Inc.*	500	4,615
TG Therapeutics, Inc.*	20,700	244,881
Twist Bioscience Corp.*	6,900	164,289
Ultragenyx Pharmaceutical, Inc.*	10,800	500,364
United Therapeutics Corp.*	7,100	1,974,439
Vaxcyte, Inc.*	1,100	52,745
Veracyte, Inc.*	7,600	180,348
Vericel Corp.*	3,600	94,824
Vertex Pharmaceuticals, Inc.*	39,600	11,435,688
Vir Biotechnology, Inc.*	10,700	270,817
Xencor, Inc.*	8,900	231,756
Y-mAbs Therapeutics, Inc.*	200	976
Zentalis Pharmaceuticals, Inc. (x)*	6,900	138,966

		164,669,999

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	261,012	28,656,508
Align Technology, Inc.*	12,900	2,720,610
AtriCure, Inc.*	6,800	301,784
Avanos Medical, Inc.*	7,975	215,804
Axonics, Inc.*	5,200	325,156
Baxter International, Inc.	80,080	4,081,678
Becton Dickinson and Co.	44,013	11,192,506
Boston Scientific Corp.*	218,500	10,109,995
Butterfly Network, Inc. (x)*	35,700	87,822
CONMED Corp.	4,500	398,880
Cooper Cos., Inc. (The)	8,400	2,777,628
Dentsply Sirona, Inc.	34,405	1,095,455
Dexcom, Inc.*	59,600	6,749,104
Edwards Lifesciences Corp.*	95,700	7,140,177
Embecta Corp.	9,202	232,719
Enovis Corp.*	4,333	231,902
Envista Holdings Corp.*	21,763	732,760
Figs, Inc., Class A (x)*	12,900	86,817
Glaukos Corp.*	6,800	297,024
Globus Medical, Inc., Class A*	14,100	1,047,207
Haemonetics Corp.*	8,200	644,930
Hologic, Inc.*	38,100	2,850,261
ICU Medical, Inc.*	3,200	503,936
IDEXX Laboratories, Inc.*	13,800	5,629,848
Inari Medical, Inc.*	7,400	470,344
Inogen, Inc.*	3,600	70,956
Inspire Medical Systems, Inc.*	4,500	1,133,460
Insulet Corp.*	11,300	3,326,607
Integer Holdings Corp.*	3,500	239,610
Integra LifeSciences Holdings Corp.*	14,600	818,622
Intuitive Surgical, Inc.*	54,800	14,541,180
iRhythm Technologies, Inc.*	1,100	103,037
Lantheus Holdings, Inc. (x)*	8,700	443,352
LivaNova plc*	5,100	283,254
Masimo Corp.*	9,200	1,361,140
Medtronic plc	207,085	16,094,646
Meridian Bioscience, Inc.*	5,000	166,050
Merit Medical Systems, Inc.*	7,800	550,836
Neogen Corp.*	16,400	249,772
Nevro Corp.*	1,700	67,320
Novocure Ltd.*	17,900	1,312,965
NuVasive, Inc.*	7,650	315,486
Omnicell, Inc.*	7,900	398,318
Outset Medical, Inc.*	7,368	190,242
Penumbra, Inc.*	6,300	1,401,498
QuidelOrtho Corp.*	7,797	667,969
ResMed, Inc.	23,800	4,953,494
Shockwave Medical, Inc.*	5,400	1,110,294
Silk Road Medical, Inc.*	6,800	359,380
STAAR Surgical Co.*	8,000	388,320
STERIS plc	15,309	2,827,419
Stryker Corp.	53,470	13,072,880
Tandem Diabetes Care, Inc.*	10,300	462,985
Teleflex, Inc.	7,700	1,922,151
Treace Medical Concepts, Inc.*	1,300	29,887
Varex Imaging Corp.*	8,924	181,157
Zimmer Biomet Holdings, Inc.	32,100	4,092,750
Zimvie, Inc.*	1,480	13,823

		161,731,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Health Care Providers & Services (3.4%)
1Life Healthcare, Inc.*	19,200	$320,832
Acadia Healthcare Co., Inc.*	14,500	1,193,640
Accolade, Inc.*	9,200	71,668
AdaptHealth Corp.*	16,900	324,818
Addus HomeCare Corp.*	200	19,898
Agiliti, Inc. (x)*	1,900	30,989
agilon health, Inc. (x)*	26,700	430,938
Amedisys, Inc.*	2,100	175,434
AmerisourceBergen Corp.	23,400	3,877,614
AMN Healthcare Services, Inc.*	5,600	575,792
Apollo Medical Holdings, Inc. (x)*	9,200	272,228
Aveanna Healthcare Holdings, Inc.*	7,400	5,772
Brookdale Senior Living, Inc.*	36,435	99,468
Cardinal Health, Inc.	45,200	3,474,524
Castle Biosciences, Inc.*	200	4,708
Centene Corp.*	91,600	7,512,116
Chemed Corp.	3,000	1,531,290
Cigna Corp.	45,876	15,200,554
CorVel Corp.*	1,700	247,061
CVS Health Corp.	203,134	18,930,057
DaVita, Inc.*	13,300	993,111
Elevance Health, Inc.	37,380	19,174,819
Encompass Health Corp.	18,500	1,106,485
Enhabit, Inc.*	9,250	121,730
Ensign Group, Inc. (The)	5,800	548,738
Fulgent Genetics, Inc. (x)*	300	8,934
Guardant Health, Inc.*	13,500	367,200
HCA Healthcare, Inc.	34,900	8,374,604
HealthEquity, Inc.*	13,100	807,484
Henry Schein, Inc.*	25,900	2,068,633
Humana, Inc.	19,600	10,038,924
Innovage Holding Corp. (x)*	1,200	8,616
Invitae Corp. (x)*	33,000	61,380
Laboratory Corp. of America Holdings	14,335	3,375,606
LHC Group, Inc.*	6,300	1,018,647
LifeStance Health Group, Inc. (x)*	18,700	92,378
McKesson Corp.	22,480	8,432,698
ModivCare, Inc.*	200	17,946
Molina Healthcare, Inc.*	8,900	2,938,958
National Research Corp.	100	3,730
Oak Street Health, Inc.*	16,100	346,311
OPKO Health, Inc.*	104,600	130,750
Option Care Health, Inc.*	23,425	704,858
Owens & Minor, Inc.*	12,400	242,172
Patterson Cos., Inc.	12,600	353,178
Pediatrix Medical Group, Inc.*	10,340	153,652
Pennant Group, Inc. (The)*	2,100	23,058
Premier, Inc., Class A	21,200	741,576
Privia Health Group, Inc.*	8,900	202,119
Progyny, Inc. (x)*	8,900	277,235
Quest Diagnostics, Inc.	19,830	3,102,205
R1 RCM, Inc.*	15,700	171,915
RadNet, Inc.*	1,000	18,830
Select Medical Holdings Corp.	13,600	337,688
Surgery Partners, Inc.*	11,598	323,120
Tenet Healthcare Corp.*	19,600	956,284
UnitedHealth Group, Inc.	143,257	75,951,996
Universal Health Services, Inc., Class B	11,280	1,589,239

		199,486,208

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	22,950	404,838
American Well Corp., Class A*	33,300	94,239
Certara, Inc.*	16,330	262,423
Definitive Healthcare Corp.*	12,000	131,880
Doximity, Inc., Class A (x)*	14,800	496,688
Evolent Health, Inc., Class A*	14,600	409,968
Multiplan Corp. (x)*	65,700	75,555
NextGen Healthcare, Inc.*	11,200	210,336
Nutex Health, Inc. (x)*	19,600	37,240
Phreesia, Inc.*	6,100	197,396
Schrodinger, Inc.*	14,100	263,529
Teladoc Health, Inc.*	24,260	573,749
Veeva Systems, Inc., Class A*	22,700	3,663,326

		6,821,167

Life Sciences Tools & Services (1.9%)
10X Genomics, Inc., Class A*	13,900	506,516
AbCellera Biologics, Inc. (x)*	29,100	294,783
Adaptive Biotechnologies Corp.*	13,507	103,194
Agilent Technologies, Inc.	45,930	6,873,425
Avantor, Inc.*	96,094	2,026,622
Azenta, Inc.*	11,587	674,595
Bionano Genomics, Inc. (x)*	80,000	116,800
Bio-Rad Laboratories, Inc., Class A*	4,000	1,681,960
Bio-Techne Corp.	25,800	2,138,304
Bruker Corp.	18,000	1,230,300
Charles River Laboratories International, Inc.*	9,050	1,971,995
Codexis, Inc.*	600	2,796
CryoPort, Inc.*	3,300	57,255
Danaher Corp.	99,660	26,451,757
Illumina, Inc.*	24,100	4,873,020
IQVIA Holdings, Inc.*	29,180	5,978,690
Maravai LifeSciences Holdings, Inc., Class A*	11,581	165,724
Medpace Holdings, Inc.*	4,500	955,845
Mettler-Toledo International, Inc.*	3,700	5,348,165
NanoString Technologies, Inc.*	7,600	60,572
NeoGenomics, Inc.*	17,900	165,396
OmniAb, Inc. (x)*	11,270	40,572
Pacific Biosciences of California, Inc.*	30,600	250,308
PerkinElmer, Inc.	18,600	2,608,092
QIAGEN NV*	35,932	1,791,929
Repligen Corp.*	9,700	1,642,307
Seer, Inc.*	12,500	72,500
Sotera Health Co.*	15,731	131,039
Syneos Health, Inc.*	14,000	513,520
Thermo Fisher Scientific, Inc.	59,550	32,793,590
Waters Corp.*	9,500	3,254,510
West Pharmaceutical Services, Inc.	12,200	2,871,270

		107,647,351

Pharmaceuticals (4.4%)
Amneal Pharmaceuticals, Inc.*	20,200	40,198
Arvinas, Inc.*	9,500	324,995
Atea Pharmaceuticals, Inc.*	12,500	60,125
Axsome Therapeutics, Inc.*	5,400	416,502
Bristol-Myers Squibb Co.	330,044	23,746,666
Catalent, Inc.*	27,600	1,242,276
Corcept Therapeutics, Inc.*	16,500	335,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Elanco Animal Health, Inc.*	74,632	$912,003
Eli Lilly and Co.	129,010	47,197,018
Harmony Biosciences Holdings, Inc.*	4,500	247,950
Innoviva, Inc.*	6,818	90,338
Intra-Cellular Therapies, Inc.*	12,000	635,040
Jazz Pharmaceuticals plc*	12,100	1,927,651
Johnson & Johnson	403,060	71,200,549
OmniAb, Inc. (r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	2,300	153,640
Merck & Co., Inc.	385,090	42,725,736
Nektar Therapeutics*	31,600	71,416
NGM Biopharmaceuticals, Inc.*	500	2,510
Organon & Co.	43,109	1,204,034
Pacira BioSciences, Inc.*	7,400	285,714
Perrigo Co. plc	28,300	964,747
Pfizer, Inc.	865,617	44,354,215
Phibro Animal Health Corp., Class A	1,200	16,092
Prestige Consumer Healthcare, Inc.*	6,000	375,600
Reata Pharmaceuticals, Inc., Class A (x)*	3,800	144,362
Revance Therapeutics, Inc.*	9,300	171,678
Royalty Pharma plc, Class A	54,600	2,157,792
Theravance Biopharma, Inc.*	13,700	153,714
Viatris, Inc.	184,274	2,050,970
Zoetis, Inc.	73,000	10,698,150

		253,906,796

Total Health Care		894,263,236

Industrials (9.7%)
Aerospace & Defense (1.9%)
Aerojet Rocketdyne Holdings, Inc.*	12,200	682,346
AeroVironment, Inc.*	2,100	179,886
Axon Enterprise, Inc.*	11,900	1,974,567
Boeing Co. (The)*	83,400	15,886,866
BWX Technologies, Inc.	17,800	1,033,824
Curtiss-Wright Corp.	5,900	985,241
General Dynamics Corp.	37,270	9,247,060
HEICO Corp.	6,941	1,066,415
HEICO Corp., Class A	14,845	1,779,173
Hexcel Corp.	12,900	759,165
Howmet Aerospace, Inc.	60,229	2,373,625
Huntington Ingalls Industries, Inc.	6,200	1,430,216
Kratos Defense & Security Solutions, Inc.*	10,200	105,264
L3Harris Technologies, Inc.	30,991	6,452,636
Lockheed Martin Corp.	36,760	17,883,372
Mercury Systems, Inc.*	5,400	241,596
Moog, Inc., Class A	5,500	482,680
Northrop Grumman Corp.	23,150	12,630,872
Parsons Corp.*	5,739	265,429
Raytheon Technologies Corp.	230,367	23,248,638
Textron, Inc.	32,300	2,286,840
TransDigm Group, Inc.	8,550	5,383,507
Woodward, Inc.	10,430	1,007,642

		107,386,860

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	20,430	1,870,571
Expeditors International of Washington, Inc.	28,800	2,992,896
FedEx Corp.	39,050	6,763,460
GXO Logistics, Inc.*	17,800	759,882
Hub Group, Inc., Class A*	3,000	238,470
United Parcel Service, Inc., Class B	113,950	19,809,068

		32,434,347

Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,155,086
Allegiant Travel Co.*	2,200	149,578
American Airlines Group, Inc.*	105,200	1,338,144
Delta Air Lines, Inc.*	100,550	3,304,073
SkyWest, Inc.*	7,700	127,127
Southwest Airlines Co.*	94,100	3,168,347
Spirit Airlines, Inc.	13,100	255,188
United Airlines Holdings, Inc.*	52,840	1,992,068

		11,489,611

Building Products (0.6%)
A O Smith Corp.	21,900	1,253,556
AAON, Inc.	5,800	436,856
Advanced Drainage Systems, Inc.	9,900	811,503
Allegion plc	14,212	1,495,955
Armstrong World Industries, Inc.	10,400	713,336
AZEK Co., Inc. (The)*	19,900	404,368
Builders FirstSource, Inc.*	29,990	1,945,751
Carlisle Cos., Inc.	9,500	2,238,675
Carrier Global Corp.	135,571	5,592,304
Fortune Brands Innovations, Inc.	23,350	1,333,518
Johnson Controls International plc	111,171	7,114,944
Lennox International, Inc.	4,910	1,174,619
Masco Corp.	40,000	1,866,800
Masterbrand, Inc.*	23,350	176,293
Owens Corning	19,270	1,643,731
Resideo Technologies, Inc.*	17,050	280,473
Simpson Manufacturing Co., Inc.	6,100	540,826
Trane Technologies plc	36,912	6,204,538
Trex Co., Inc.*	20,500	867,765
UFP Industries, Inc.	11,500	911,375
Zurn Elkay Water Solutions Corp.	14,900	315,135

		37,322,321

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,100	93,282
Brady Corp., Class A	7,200	339,120
Brink’s Co. (The)	7,200	386,712
Casella Waste Systems, Inc., Class A*	6,200	491,722
Cintas Corp.	13,700	6,187,194
Clean Harbors, Inc.*	10,000	1,141,200
Copart, Inc.*	65,200	3,970,028
CoreCivic, Inc. (REIT)*	18,400	212,704
Deluxe Corp.	6,100	103,578
Driven Brands Holdings, Inc.*	9,831	268,484
Healthcare Services Group, Inc.	10,700	128,400
HNI Corp.	5,200	147,836
IAA, Inc.*	27,700	1,108,000
KAR Auction Services, Inc.*	27,700	361,485
Matthews International Corp., Class A	7,100	216,124
MSA Safety, Inc.	5,900	850,721
Republic Services, Inc.	31,935	4,119,296
Rollins, Inc.	35,450	1,295,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Stericycle, Inc.*	21,800	$1,087,602
Tetra Tech, Inc.	9,300	1,350,267
UniFirst Corp.	2,000	385,980
Waste Management, Inc.	63,550	9,969,724

		34,214,802

Construction & Engineering (0.2%)
AECOM	24,002	2,038,490
Ameresco, Inc., Class A*	5,000	285,700
API Group Corp.*	29,700	558,657
Arcosa, Inc.	4,080	221,707
Comfort Systems USA, Inc.	5,400	621,432
Dycom Industries, Inc.*	4,400	411,840
EMCOR Group, Inc.	9,500	1,407,045
Fluor Corp.*	22,300	772,918
MasTec, Inc.*	11,000	938,630
MDU Resources Group, Inc.	31,050	942,057
Quanta Services, Inc.	24,350	3,469,875
Valmont Industries, Inc.	3,100	1,025,077
WillScot Mobile Mini Holdings Corp.*	28,803	1,301,032

		13,994,460

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,010,221
AMETEK, Inc.	38,175	5,333,811
Array Technologies, Inc.*	22,800	440,724
Atkore, Inc.*	8,100	918,702
Bloom Energy Corp., Class A*	26,900	514,328
ChargePoint Holdings, Inc. (x)*	36,100	344,033
Eaton Corp. plc	61,097	9,589,174
Emerson Electric Co.	94,510	9,078,631
EnerSys	4,900	361,816
FuelCell Energy, Inc. (x)*	49,900	138,722
Generac Holdings, Inc.*	11,100	1,117,326
Hubbell, Inc.	8,700	2,041,716
nVent Electric plc	26,353	1,013,800
Plug Power, Inc. (x)*	82,900	1,025,473
Regal Rexnord Corp.	11,922	1,430,401
Rockwell Automation, Inc.	17,900	4,610,503
Sensata Technologies Holding plc	27,100	1,094,298
Shoals Technologies Group, Inc., Class A*	15,322	377,994
Stem, Inc.*	16,300	145,722
Sunrun, Inc.*	33,000	792,660
Vertiv Holdings Co.	48,500	662,510
Vicor Corp.*	1,800	96,750

		42,139,315

Industrial Conglomerates (0.8%)
3M Co.	90,230	10,820,382
General Electric Co.	167,745	14,055,353
Honeywell International, Inc.	102,600	21,987,180

		46,862,915

Machinery (2.1%)
AGCO Corp.	12,400	1,719,756
Albany International Corp., Class A	4,700	463,373
Allison Transmission Holdings, Inc.	10,500	436,800
Altra Industrial Motion Corp.	9,200	549,700
Barnes Group, Inc.	9,800	400,330
Caterpillar, Inc.	80,310	19,239,064
Chart Industries, Inc.*	6,500	748,995
Crane Holdings Co.	7,900	793,555
Cummins, Inc.	22,560	5,466,062
Deere & Co.	43,140	18,496,706
Desktop Metal, Inc., Class A (x)*	10,700	14,552
Donaldson Co., Inc.	26,500	1,560,055
Dover Corp.	25,190	3,410,978
Esab Corp.	6,033	283,068
Evoqua Water Technologies Corp.*	17,300	685,080
Flowserve Corp.	26,640	817,315
Fortive Corp.	55,530	3,567,803
Franklin Electric Co., Inc.	7,500	598,125
Gates Industrial Corp. plc*	24,100	274,981
Graco, Inc.	29,480	1,982,825
Hillenbrand, Inc.	9,000	384,030
IDEX Corp.	12,240	2,794,759
Illinois Tool Works, Inc.	47,110	10,378,333
Ingersoll Rand, Inc.	61,666	3,222,049
ITT, Inc.	12,825	1,040,108
John Bean Technologies Corp.	4,400	401,852
Lincoln Electric Holdings, Inc.	9,660	1,395,773
Middleby Corp. (The)*	9,700	1,298,830
Mueller Industries, Inc.	8,500	501,500
Mueller Water Products, Inc., Class A	20,800	223,808
Nordson Corp.	10,660	2,534,095
Oshkosh Corp.	11,600	1,023,004
Otis Worldwide Corp.	67,374	5,276,058
PACCAR, Inc.	52,830	5,228,585
Parker-Hannifin Corp.	20,710	6,026,610
Pentair plc	27,287	1,227,369
RBC Bearings, Inc.*	3,900	816,465
Snap-on, Inc.	9,200	2,102,108
Stanley Black & Decker, Inc.	27,235	2,045,893
Timken Co. (The)	12,640	893,269
Toro Co. (The)	15,880	1,797,616
Trinity Industries, Inc.	13,740	406,292
Watts Water Technologies, Inc., Class A	4,000	584,920
Westinghouse Air Brake Technologies Corp.	28,387	2,833,306
Xylem, Inc.	27,550	3,046,204

		118,991,959

Marine (0.0%)†
Kirby Corp.*	7,450	479,407
Matson, Inc.	6,900	431,319

		910,726

Professional Services (0.6%)
ASGN, Inc.*	8,400	684,432
Booz Allen Hamilton Holding Corp.	20,300	2,121,756
CACI International, Inc., Class A*	3,800	1,142,242
CBIZ, Inc.*	9,120	427,272
Clarivate plc*	68,300	569,622
CoStar Group, Inc.*	60,150	4,648,392
Dun & Bradstreet Holdings, Inc.	32,600	399,676
Equifax, Inc.	20,520	3,988,267
Exponent, Inc.	10,600	1,050,354
FTI Consulting, Inc.*	7,200	1,143,360
Huron Consulting Group, Inc.*	2,400	174,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Insperity, Inc.	6,400	$727,040
Jacobs Solutions, Inc.	22,800	2,737,596
KBR, Inc.	27,600	1,457,280
Korn Ferry	5,600	283,472
Leidos Holdings, Inc.	22,348	2,350,786
ManpowerGroup, Inc.	9,780	813,794
Resources Connection, Inc.	16,950	311,541
Robert Half International, Inc.	19,260	1,421,966
Science Applications International Corp.	9,001	998,481
TransUnion	30,305	1,719,809
TriNet Group, Inc.*	4,100	277,980
Upwork, Inc.*	16,300	170,172
Verisk Analytics, Inc.	25,800	4,551,636

		34,171,166

Road & Rail (1.1%)
Avis Budget Group, Inc.*	6,500	1,065,545
CSX Corp.	336,550	10,426,319
Heartland Express, Inc.	11,700	179,478
Hertz Global Holdings, Inc.*	36,100	555,579
JB Hunt Transport Services, Inc.	15,250	2,658,990
Knight-Swift Transportation Holdings, Inc.	30,935	1,621,303
Landstar System, Inc.	6,250	1,018,125
Lyft, Inc., Class A*	43,400	478,268
Norfolk Southern Corp.	36,870	9,085,506
Old Dominion Freight Line, Inc.	16,625	4,717,843
RXO, Inc.*	17,800	306,160
Ryder System, Inc.	9,200	768,844
Saia, Inc.*	4,800	1,006,464
Schneider National, Inc., Class B	15,595	364,923
Uber Technologies, Inc.*	292,789	7,240,672
U-Haul Holding Co.	12,600	692,748
Union Pacific Corp.	97,320	20,152,052
Werner Enterprises, Inc.	5,700	229,482
XPO, Inc.*	17,800	592,562

		63,160,863

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	806,820
Applied Industrial Technologies, Inc.	4,300	541,929
Beacon Roofing Supply, Inc.*	7,600	401,204
Boise Cascade Co.	6,200	425,754
Core & Main, Inc., Class A*	8,000	154,480
Fastenal Co.	87,500	4,140,500
GATX Corp.	5,000	531,700
Herc Holdings, Inc.	3,200	421,024
MSC Industrial Direct Co., Inc., Class A	7,100	580,070
SiteOne Landscape Supply, Inc.*	6,700	786,044
Triton International Ltd.	7,200	495,216
United Rentals, Inc.*	10,722	3,810,813
Univar Solutions, Inc.*	22,900	728,220
Watsco, Inc.	5,210	1,299,374
WESCO International, Inc.*	8,586	1,074,967
WW Grainger, Inc.	7,050	3,921,563

		20,119,678

Total Industrials		563,199,023

Information Technology (24.2%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	39,600	4,805,460
Calix, Inc.*	8,800	602,184
Ciena Corp.*	31,400	1,600,772
Cisco Systems, Inc.	632,970	30,154,691
F5, Inc.*	10,600	1,521,206
Juniper Networks, Inc.	51,600	1,649,136
Lumentum Holdings, Inc. (x)*	14,146	737,997
Motorola Solutions, Inc.	25,221	6,499,704
NetScout Systems, Inc.*	1,300	42,263
Ubiquiti, Inc.	1,017	278,180
Viasat, Inc.*	4,400	139,260
Viavi Solutions, Inc.*	33,650	353,661

		48,384,514

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	463,212
Aeva Technologies, Inc. (x)*	11,100	15,096
Amphenol Corp., Class A	94,880	7,224,163
Arrow Electronics, Inc.*	13,600	1,422,152
Avnet, Inc.	17,920	745,114
Badger Meter, Inc.	4,400	479,732
Belden, Inc.	6,500	467,350
CDW Corp.	21,451	3,830,719
Cognex Corp.	30,400	1,432,144
Coherent Corp.*	21,857	767,181
Corning, Inc.	121,190	3,870,809
Fabrinet*	5,100	653,922
Insight Enterprises, Inc.*	3,300	330,891
IPG Photonics Corp.*	4,500	426,015
Itron, Inc.*	7,110	360,121
Jabil, Inc.	22,000	1,500,400
Keysight Technologies, Inc.*	29,715	5,083,345
Littelfuse, Inc.	4,200	924,840
MicroVision, Inc. (x)*	33,100	77,785
National Instruments Corp.	23,000	848,700
Novanta, Inc.*	4,100	557,067
Plexus Corp.*	1,300	133,809
Rogers Corp.*	3,000	358,020
Sanmina Corp.*	6,800	389,572
TD SYNNEX Corp.	8,766	830,228
Teledyne Technologies, Inc.*	7,746	3,097,703
Trimble, Inc.*	41,500	2,098,240
Vontier Corp.	23,452	453,327
Zebra Technologies Corp., Class A*	9,000	2,307,690

		41,149,347

IT Services (4.5%)
Accenture plc, Class A	96,500	25,750,060
Affirm Holdings, Inc.*	27,200	263,024
Akamai Technologies, Inc.*	26,600	2,242,380
Amdocs Ltd.	22,610	2,055,249
Automatic Data Processing, Inc.	64,250	15,346,755
Block, Inc., Class A*	80,124	5,034,992
Broadridge Financial Solutions, Inc.	18,309	2,455,786
Cloudflare, Inc., Class A*	41,600	1,880,736
Cognizant Technology Solutions Corp., Class A	79,600	4,552,324
Concentrix Corp.	8,766	1,167,280
Conduent, Inc.*	19,786	80,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
DigitalOcean Holdings, Inc.*	8,000	$203,760
DXC Technology Co.*	37,896	1,004,244
EPAM Systems, Inc.*	8,800	2,884,112
Euronet Worldwide, Inc.*	10,000	943,800
Evertec, Inc.	2,700	87,426
Evo Payments, Inc., Class A*	2,400	81,216
ExlService Holdings, Inc.*	4,500	762,435
Fastly, Inc., Class A*	13,300	108,927
Fidelity National Information Services, Inc.	96,969	6,579,347
Fiserv, Inc.*	89,602	9,056,074
FleetCor Technologies, Inc.*	12,600	2,314,368
Gartner, Inc.*	11,678	3,925,443
Genpact Ltd.	30,000	1,389,600
Global Payments, Inc.	43,276	4,298,172
Globant SA*	6,398	1,075,888
GoDaddy, Inc., Class A*	26,900	2,012,658
International Business Machines Corp.	139,431	19,644,434
Jack Henry & Associates, Inc.	11,430	2,006,651
Marqeta, Inc., Class A*	66,800	408,148
Mastercard, Inc., Class A	131,800	45,830,814
Maximus, Inc.	10,400	762,632
MongoDB, Inc.*	10,100	1,988,084
Okta, Inc.*	19,900	1,359,767
Paychex, Inc.	51,910	5,998,720
PayPal Holdings, Inc.*	179,353	12,773,521
Paysafe Ltd. (x)*	4,317	59,958
Perficient, Inc.*	5,100	356,133
Rackspace Technology, Inc. (x)*	9,900	29,205
Sabre Corp.*	48,600	300,348
Snowflake, Inc., Class A*	47,222	6,778,246
SS&C Technologies Holdings, Inc.	39,200	2,040,752
Thoughtworks Holding, Inc. (x)*	13,000	132,470
Toast, Inc., Class A (x)*	35,000	631,050
TTEC Holdings, Inc.	2,907	128,286
Twilio, Inc., Class A*	26,800	1,312,128
VeriSign, Inc.*	16,350	3,358,944
Verra Mobility Corp.*	6,900	95,427
Visa, Inc., Class A	252,112	52,378,789
Western Union Co. (The)	59,560	820,141
WEX, Inc.*	7,600	1,243,740
Wix.com Ltd.*	8,800	676,104

		258,670,681

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	250,253	16,208,887
Allegro MicroSystems, Inc.*	7,354	220,767
Ambarella, Inc.*	5,700	468,711
Amkor Technology, Inc.	18,700	448,426
Analog Devices, Inc.	79,434	13,029,559
Applied Materials, Inc.	133,020	12,953,488
Broadcom, Inc.	60,480	33,816,182
Cirrus Logic, Inc.*	12,300	916,104
Diodes, Inc.*	5,900	449,226
Enphase Energy, Inc.*	20,100	5,325,696
Entegris, Inc.	27,373	1,795,395
First Solar, Inc.*	17,400	2,606,346
FormFactor, Inc.*	10,300	228,969
GLOBALFOUNDRIES, Inc. (x)*	10,300	555,067
Intel Corp.	626,690	16,563,417
KLA Corp.	21,580	8,136,307
Kulicke & Soffa Industries, Inc.	7,500	331,950
Lam Research Corp.	21,475	9,025,943
Lattice Semiconductor Corp.*	23,300	1,511,704
MACOM Technology Solutions Holdings, Inc.*	7,600	478,648
Marvell Technology, Inc.	133,561	4,947,099
Microchip Technology, Inc.	87,440	6,142,660
Micron Technology, Inc.	171,750	8,584,065
MKS Instruments, Inc.	9,500	804,935
Monolithic Power Systems, Inc.	7,900	2,793,519
NVIDIA Corp.	368,840	53,902,278
ON Semiconductor Corp.*	71,600	4,465,692
Onto Innovation, Inc.*	7,900	537,911
Power Integrations, Inc.	11,000	788,920
Qorvo, Inc.*	17,127	1,552,391
QUALCOMM, Inc.	173,605	19,086,134
Rambus, Inc.*	16,700	598,194
Semtech Corp.*	3,800	109,022
Silicon Laboratories, Inc.*	5,140	697,344
Skyworks Solutions, Inc.	24,900	2,269,137
Synaptics, Inc.*	6,100	580,476
Teradyne, Inc.	26,110	2,280,708
Texas Instruments, Inc.	141,990	23,459,588
Universal Display Corp.	7,600	821,104
Wolfspeed, Inc.*	20,400	1,408,416

		260,900,385

Software (8.3%)
8x8, Inc.*	18,300	79,056
ACI Worldwide, Inc.*	17,400	400,200
Adobe, Inc.*	73,120	24,607,074
Alarm.com Holdings, Inc.*	5,800	286,984
Alkami Technology, Inc. (x)*	1,500	21,885
Altair Engineering, Inc., Class A*	5,900	268,273
Alteryx, Inc., Class A*	8,900	450,963
ANSYS, Inc.*	13,200	3,188,988
Appfolio, Inc., Class A*	1,000	105,380
Appian Corp., Class A*	6,600	214,896
AppLovin Corp., Class A (x)*	34,800	366,444
Aspen Technology, Inc.*	4,872	1,000,709
Atlassian Corp., Class A*	22,400	2,882,432
Autodesk, Inc.*	33,350	6,232,114
Bentley Systems, Inc., Class B	22,300	824,208
Bill.com Holdings, Inc. (x)*	14,700	1,601,712
Black Knight, Inc.*	27,142	1,676,018
Blackbaud, Inc.*	1,600	94,176
Blackline, Inc.*	8,500	571,795
Box, Inc., Class A*	22,100	687,973
C3.ai, Inc., Class A*	9,400	105,186
Cadence Design Systems, Inc.*	44,030	7,072,979
CCC Intelligent Solutions Holdings, Inc.*	10,800	93,960
Cerence, Inc.*	6,400	118,592
Ceridian HCM Holding, Inc.*	20,100	1,289,415
CommVault Systems, Inc.*	400	25,136
Confluent, Inc., Class A*	21,400	475,936
Consensus Cloud Solutions, Inc.*	2,166	116,444
Coupa Software, Inc.*	12,100	957,957
Crowdstrike Holdings, Inc., Class A*	32,000	3,369,280
Datadog, Inc., Class A*	40,700	2,991,450
Digital Turbine, Inc.*	14,600	222,504
DocuSign, Inc.*	32,100	1,778,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Dolby Laboratories, Inc., Class A	12,700	$895,858
Domo, Inc., Class B*	800	11,392
DoubleVerify Holdings, Inc.*	11,900	261,324
Dropbox, Inc., Class A*	41,200	922,056
Duck Creek Technologies, Inc.*	300	3,615
Dynatrace, Inc.*	31,400	1,202,620
Elastic NV*	10,000	515,000
Envestnet, Inc.*	8,800	542,960
Fair Isaac Corp.*	3,700	2,214,746
Five9, Inc.*	11,500	780,390
Fortinet, Inc.*	100,900	4,933,001
Gen Digital, Inc.	87,016	1,864,753
Guidewire Software, Inc.*	17,000	1,063,520
HubSpot, Inc.*	7,400	2,139,562
Informatica, Inc., Class A (x)*	13,800	224,802
InterDigital, Inc.	1,800	89,064
Intuit, Inc.	42,550	16,561,311
Jamf Holding Corp.*	2,000	42,600
LivePerson, Inc.*	1,000	10,140
LiveRamp Holdings, Inc.*	1,900	44,536
Manhattan Associates, Inc.*	12,400	1,505,360
Marathon Digital Holdings, Inc. (x)*	15,400	52,668
Microsoft Corp.	1,139,078	273,173,686
MicroStrategy, Inc., Class A (x)*	1,500	212,355
Momentive Global, Inc.*	2,900	20,300
N-able, Inc.*	9,750	100,230
nCino, Inc.*	12,900	341,076
NCR Corp.*	22,700	531,407
New Relic, Inc.*	9,000	508,050
Nutanix, Inc., Class A*	28,000	729,400
Oracle Corp.	234,421	19,161,573
PagerDuty, Inc.*	12,100	321,376
Palantir Technologies, Inc., Class A*	269,200	1,728,264
Palo Alto Networks, Inc. (x)*	45,000	6,279,300
Paycom Software, Inc.*	8,700	2,699,697
Paycor HCM, Inc.*	9,500	232,465
Paylocity Holding Corp.*	5,700	1,107,282
Pegasystems, Inc.	1,700	58,208
Procore Technologies, Inc.*	9,500	448,210
PTC, Inc.*	16,150	1,938,646
Q2 Holdings, Inc.*	1,100	29,557
Qualys, Inc.*	5,500	617,265
Rapid7, Inc.*	7,100	241,258
RingCentral, Inc., Class A*	14,000	495,600
Roper Technologies, Inc.	16,050	6,935,045
Salesforce, Inc.*	149,151	19,775,931
SentinelOne, Inc., Class A*	26,500	386,635
ServiceNow, Inc.*	30,500	11,842,235
Smartsheet, Inc., Class A*	16,600	653,376
SolarWinds Corp. (x)*	9,750	91,260
Splunk, Inc.*	29,100	2,505,219
Sprout Social, Inc., Class A*	7,100	400,866
SPS Commerce, Inc.*	6,400	821,952
Synopsys, Inc.*	24,620	7,860,920
Tenable Holdings, Inc.*	16,900	644,735
Teradata Corp.*	18,660	628,096
Tyler Technologies, Inc.*	7,300	2,353,593
UiPath, Inc., Class A*	57,700	733,367
Unity Software, Inc. (x)*	32,196	920,484
Varonis Systems, Inc.*	16,200	387,828
Verint Systems, Inc.*	9,300	337,404
VMware, Inc., Class A*	33,974	4,170,648
Workday, Inc., Class A*	30,380	5,083,485
Workiva, Inc.*	7,200	604,584
Yext, Inc.*	7,100	46,363
Zoom Video Communications, Inc., Class A*	39,100	2,648,634
Zscaler, Inc.*	12,100	1,353,990

		482,222,234

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	2,298,425	298,634,360
Corsair Gaming, Inc.*	4,303	58,392
Dell Technologies, Inc., Class C	44,879	1,805,033
Diebold Nixdorf, Inc.*	550	781
Hewlett Packard Enterprise Co.	221,332	3,532,459
HP, Inc.	171,568	4,610,032
NetApp, Inc.	37,750	2,267,265
Pure Storage, Inc., Class A*	43,200	1,156,032
Super Micro Computer, Inc.*	6,900	566,490
Western Digital Corp.*	52,478	1,655,681

		314,286,525

Total Information Technology		1,405,613,686

Materials (3.0%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	34,980	10,782,935
Albemarle Corp.	18,276	3,963,333
Amyris, Inc. (x)*	31,900	48,807
Ashland, Inc.	10,264	1,103,688
Avient Corp.	16,100	543,536
Axalta Coating Systems Ltd.*	32,258	821,611
Balchem Corp.	5,700	696,027
Cabot Corp.	8,900	594,876
Celanese Corp.	17,400	1,778,976
CF Industries Holdings, Inc.	30,410	2,590,932
Chemours Co. (The)	31,328	959,264
Corteva, Inc.	115,590	6,794,380
Dow, Inc.	116,656	5,878,296
DuPont de Nemours, Inc.	76,732	5,266,117
Eastman Chemical Co.	23,228	1,891,688
Ecolab, Inc.	39,388	5,733,317
Element Solutions, Inc.	38,300	696,677
FMC Corp.	20,200	2,520,960
HB Fuller Co.	6,400	458,368
Huntsman Corp.	40,900	1,123,932
Ingevity Corp.*	3,000	211,320
International Flavors & Fragrances, Inc.	39,447	4,135,624
Linde plc	77,800	25,376,804
Livent Corp.*	26,200	520,594
LyondellBasell Industries NV, Class A	39,300	3,263,079
Mosaic Co. (The)	56,130	2,462,423
NewMarket Corp.	300	93,333
Olin Corp.	25,200	1,334,088
PPG Industries, Inc.	37,900	4,765,546
Quaker Chemical Corp.	600	100,140
RPM International, Inc.	23,050	2,246,223
Sensient Technologies Corp.	4,300	313,556
Sherwin-Williams Co. (The)	36,400	8,638,812
Valvoline, Inc.	29,388	959,518
Westlake Corp.	5,200	533,208

		109,201,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Eagle Materials, Inc.	6,100	$810,385
Martin Marietta Materials, Inc.	10,630	3,592,621
Summit Materials, Inc., Class A*	12,509	355,131
Vulcan Materials Co.	22,400	3,922,464

		8,680,601

Containers & Packaging (0.4%)
Amcor plc	239,529	2,852,790
AptarGroup, Inc.	10,000	1,099,800
Avery Dennison Corp.	14,050	2,543,050
Ball Corp.	54,400	2,782,016
Berry Global Group, Inc.	19,000	1,148,170
Crown Holdings, Inc.	23,050	1,894,940
Graphic Packaging Holding Co.	56,100	1,248,225
International Paper Co.	66,950	2,318,479
Packaging Corp. of America	16,700	2,136,097
Sealed Air Corp.	25,160	1,254,981
Silgan Holdings, Inc.	9,500	492,480
Sonoco Products Co.	15,460	938,577
Westrock Co.	44,132	1,551,681

		22,261,286

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,495,963
Arconic Corp.*	16,800	355,488
ATI, Inc.*	19,000	567,340
Carpenter Technology Corp.	1,900	70,186
Cleveland-Cliffs, Inc.*	72,400	1,166,364
Commercial Metals Co.	21,300	1,028,790
Freeport-McMoRan, Inc.	223,894	8,507,972
Newmont Corp.	126,911	5,990,199
Novagold Resources, Inc.*	17,500	104,650
Nucor Corp.	39,820	5,248,674
Reliance Steel & Aluminum Co.	9,500	1,923,180
Royal Gold, Inc.	12,900	1,454,088
Southern Copper Corp.	19,344	1,168,184
SSR Mining, Inc.	32,200	504,574
Steel Dynamics, Inc.	30,200	2,950,540
United States Steel Corp. (x)	38,200	956,910

		33,493,102

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	905,760
Sylvamo Corp.	2,186	106,218

		1,011,978

Total Materials		174,648,955

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)	9,000	129,150
Agree Realty Corp. (REIT)	9,600	680,928
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,653,404
American Assets Trust, Inc. (REIT)	1,000	26,500
American Homes 4 Rent (REIT), Class A	47,500	1,431,650
American Tower Corp. (REIT)	72,700	15,402,222
Americold Realty Trust, Inc. (REIT)	37,100	1,050,301
Apartment Income REIT Corp. (REIT)	31,828	1,092,019
Apple Hospitality REIT, Inc. (REIT)	26,500	418,170
AvalonBay Communities, Inc. (REIT)	23,149	3,739,026
Boston Properties, Inc. (REIT)	28,870	1,951,035
Brandywine Realty Trust (REIT)	11,500	70,725
Brixmor Property Group, Inc. (REIT)	45,300	1,026,951
Broadstone Net Lease, Inc. (REIT)	17,900	290,159
Camden Property Trust (REIT)	15,680	1,754,278
CareTrust REIT, Inc. (REIT)	12,100	224,818
Corporate Office Properties Trust (REIT)	14,809	384,145
Cousins Properties, Inc. (REIT)	23,461	593,329
Crown Castle, Inc. (REIT)	67,850	9,203,174
CubeSmart (REIT)	39,700	1,597,925
Digital Realty Trust, Inc. (REIT)	44,972	4,509,342
Diversified Healthcare Trust (REIT)	22,690	14,676
Douglas Emmett, Inc. (REIT)	18,500	290,080
EastGroup Properties, Inc. (REIT)	6,800	1,006,808
Elme Communities (REIT)	7,570	134,746
EPR Properties (REIT)	7,800	294,216
Equinix, Inc. (REIT)	14,161	9,275,880
Equity Commonwealth (REIT)	17,700	441,969
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,776,500
Equity Residential (REIT)	58,287	3,438,933
Essential Properties Realty Trust, Inc. (REIT)	12,300	288,681
Essex Property Trust, Inc. (REIT)	10,777	2,283,862
Extra Space Storage, Inc. (REIT)	21,000	3,090,780
Federal Realty Investment Trust (REIT)	12,380	1,250,875
First Industrial Realty Trust, Inc. (REIT)	29,500	1,423,670
Four Corners Property Trust, Inc. (REIT)	5,000	129,650
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,921,392
Healthcare Realty Trust, Inc. (REIT)	58,041	1,118,450
Healthpeak Properties, Inc. (REIT)	96,297	2,414,166
Highwoods Properties, Inc. (REIT)	19,530	546,449
Host Hotels & Resorts, Inc. (REIT)	115,813	1,858,799
Hudson Pacific Properties, Inc. (REIT)	24,500	238,385
Independence Realty Trust, Inc. (REIT)	34,700	585,042
Innovative Industrial Properties, Inc. (REIT)	3,700	374,995
Invitation Homes, Inc. (REIT)	94,496	2,800,861
Iron Mountain, Inc. (REIT)	45,355	2,260,947
Kilroy Realty Corp. (REIT)	21,800	843,006
Kimco Realty Corp. (REIT)	99,485	2,107,092
Kite Realty Group Trust (REIT)	34,998	736,708
Lamar Advertising Co. (REIT), Class A	13,639	1,287,522
Life Storage, Inc. (REIT)	12,896	1,270,256
LXP Industrial Trust (REIT)	34,200	342,684
Macerich Co. (The) (REIT)	36,322	408,986
Medical Properties Trust, Inc. (REIT) (x)	96,900	1,079,466
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,941,679
National Health Investors, Inc. (REIT)	6,600	344,652
National Retail Properties, Inc. (REIT)	27,190	1,244,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
National Storage Affiliates Trust (REIT)	11,600	$418,992
Omega Healthcare Investors, Inc. (REIT) (x)	44,440	1,242,098
Orion Office REIT, Inc. (REIT)	5,069	43,289
Outfront Media, Inc. (REIT)	24,670	409,029
Paramount Group, Inc. (REIT) (x)	22,800	135,432
Park Hotels & Resorts, Inc. (REIT)	41,635	490,877
Pebblebrook Hotel Trust (REIT)	15,800	211,562
Phillips Edison & Co., Inc. (REIT)	17,900	569,936
Physicians Realty Trust (REIT)	38,100	551,307
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	230,167
PotlatchDeltic Corp. (REIT)	10,151	446,543
Prologis, Inc. (REIT)	144,263	16,262,768
Public Storage (REIT)	23,902	6,697,101
Rayonier, Inc. (REIT)	27,025	890,744
Realty Income Corp. (REIT)	93,191	5,911,105
Regency Centers Corp. (REIT)	33,306	2,081,625
Retail Opportunity Investments Corp. (REIT)	700	10,521
Rexford Industrial Realty, Inc. (REIT)	24,300	1,327,752
Ryman Hospitality Properties, Inc. (REIT)	10,751	879,217
Sabra Health Care REIT, Inc. (REIT)	34,657	430,787
Safehold, Inc. (REIT) (x)	8,600	246,132
SBA Communications Corp. (REIT)	17,400	4,877,394
Service Properties Trust (REIT)	25,000	182,250
Simon Property Group, Inc. (REIT)	49,659	5,833,939
SITE Centers Corp. (REIT)	42,300	577,818
SL Green Realty Corp. (REIT) (x)	11,563	389,904
Spirit Realty Capital, Inc. (REIT)	20,933	835,855
STAG Industrial, Inc. (REIT)	27,800	898,218
STORE Capital Corp. (REIT)	35,400	1,134,924
Sun Communities, Inc. (REIT)	18,600	2,659,800
Sunstone Hotel Investors, Inc. (REIT)	28,700	277,242
Terreno Realty Corp. (REIT)	11,600	659,692
UDR, Inc. (REIT)	52,936	2,050,211
Uniti Group, Inc. (REIT)	33,900	187,467
Urban Edge Properties (REIT)	18,210	256,579
Ventas, Inc. (REIT)	61,779	2,783,144
VICI Properties, Inc. (REIT)	148,900	4,824,360
Vornado Realty Trust (REIT)	33,847	704,356
Welltower, Inc. (REIT)	71,217	4,668,274
Weyerhaeuser Co. (REIT)	128,135	3,972,185
WP Carey, Inc. (REIT)	29,921	2,338,326

		180,695,250

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	50,750	3,905,720
Cushman & Wakefield plc*	23,700	295,302
DigitalBridge Group, Inc.	19,675	215,244
eXp World Holdings, Inc. (x)	20,570	227,916
Howard Hughes Corp. (The)*	4,700	359,174
Jones Lang LaSalle, Inc.*	9,500	1,514,015
Kennedy-Wilson Holdings, Inc.	25,100	394,823
Newmark Group, Inc., Class A	27,319	217,732
Opendoor Technologies, Inc. (x)*	73,000	84,680
Redfin Corp. (x)*	16,700	70,808
RMR Group, Inc. (The), Class A	271	7,656
St Joe Co. (The)	5,200	200,980
WeWork, Inc. (x)*	17,200	24,596
Zillow Group, Inc., Class A*	10,600	330,826
Zillow Group, Inc., Class C*	27,124	873,664

		8,723,136

Total Real Estate		189,418,386

Utilities (3.1%)
Electric Utilities (1.9%)
ALLETE, Inc.	8,200	528,982
Alliant Energy Corp.	43,900	2,423,719
American Electric Power Co., Inc.	78,770	7,479,211
Constellation Energy Corp.	53,352	4,599,476
Duke Energy Corp.	116,785	12,027,687
Edison International	58,760	3,738,311
Entergy Corp.	33,200	3,735,000
Evergy, Inc.	36,209	2,278,632
Eversource Energy	54,358	4,557,375
Exelon Corp.	148,556	6,422,076
FirstEnergy Corp.	86,104	3,611,202
Hawaiian Electric Industries, Inc.	20,500	857,925
IDACORP, Inc.	6,850	738,773
NextEra Energy, Inc.	302,300	25,272,280
NRG Energy, Inc.	40,921	1,302,106
OGE Energy Corp.	36,900	1,459,395
PG&E Corp.*	240,100	3,904,026
Pinnacle West Capital Corp.	21,300	1,619,652
PNM Resources, Inc.	15,200	741,608
Portland General Electric Co.	11,100	543,900
PPL Corp.	120,450	3,519,549
Southern Co. (The)	163,150	11,650,542
Xcel Energy, Inc.	85,780	6,014,036

		109,025,463

Gas Utilities (0.2%)
Atmos Energy Corp.	21,100	2,364,677
Brookfield Infrastructure Corp., Class A	14,700	571,830
National Fuel Gas Co.	13,700	867,210
New Jersey Resources Corp.	11,900	590,478
ONE Gas, Inc.	6,725	509,217
South Jersey Industries, Inc.	16,100	572,033
Southwest Gas Holdings, Inc.	9,900	612,612
Spire, Inc.	7,900	543,994
UGI Corp.	39,575	1,467,045

		8,099,096

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,982,268
Brookfield Renewable Corp.	18,450	508,113
Ormat Technologies, Inc.	7,100	614,008
Vistra Corp.	75,815	1,758,908

		5,863,297

Multi-Utilities (0.8%)
Ameren Corp.	40,500	3,601,260
Black Hills Corp.	8,900	626,026
CenterPoint Energy, Inc.	99,950	2,997,501
CMS Energy Corp.	45,600	2,887,848
Consolidated Edison, Inc.	55,700	5,308,767
Dominion Energy, Inc.	126,854	7,778,687
DTE Energy Co.	30,400	3,572,912
NiSource, Inc.	61,600	1,689,072
NorthWestern Corp.	8,500	504,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	75,900	$4,650,393
Sempra Energy	48,690	7,524,553
WEC Energy Group, Inc.	46,898	4,397,156

		45,538,565

Water Utilities (0.1%)
American States Water Co.	5,600	518,280
American Water Works Co., Inc.	27,900	4,252,518
California Water Service Group	8,300	503,312
Essential Utilities, Inc.	42,062	2,007,619

		7,281,729

Total Utilities		175,808,150

Total Common Stocks (99.5%) (Cost $1,970,394,512)		5,766,959,067

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	23,600	8,142

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR*	14,700	14,700

Total Rights (0.0%)† (Cost $8,142)		22,842

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $6,524,805, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $6,652,197. (xx)	$6,521,762	6,521,762
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	10,000,000	10,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $8,307,182, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $9,037,277. (xx)	8,300,000	8,300,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $908,691, collateralized by various Common Stocks; total market value $1,010,739. (xx)	908,246	908,246
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $1,000,489, collateralized by various Common Stocks; total market value $1,110,647. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		26,730,008

Total Short-Term Investments (0.5%) (Cost $31,730,008)		31,730,008

Total Investments in Securities (100.0%) (Cost $2,002,132,662)		5,798,711,917
Other Assets Less Liabilities (0.0%)†		2,687,802

Net Assets (100%)		$5,801,399,719

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $33,751,800.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $39,643,324. This was collateralized by $8,894,286 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $31,730,008 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	44	3/2023	USD	3,895,980	(138,841)
S&P 500 E-Mini Index	139	3/2023	USD	26,833,950	(950,031)

					(1,088,872)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$392,334,341	$—	$—	$392,334,341
Consumer Discretionary	576,013,865	—	—	576,013,865
Consumer Staples	379,874,672	—	—	379,874,672
Energy	307,472,352	—	—	307,472,352
Financials	708,312,401	—	—	708,312,401
Health Care	894,245,589	—	17,647	894,263,236
Industrials	563,199,023	—	—	563,199,023
Information Technology	1,405,613,686	—	—	1,405,613,686
Materials	174,648,955	—	—	174,648,955
Real Estate	189,418,386	—	—	189,418,386
Utilities	175,808,150	—	—	175,808,150
Rights
Health Care	—	14,700	8,142	22,842
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	26,730,008	—	26,730,008

Total Assets	$5,771,941,420	$26,744,708	$25,789	$5,798,711,917

Liabilities:
Futures	$(1,088,872)	$—	$—	$(1,088,872)

Total Liabilities	$(1,088,872)	$—	$—	$(1,088,872)

Total	$5,770,852,548	$26,744,708	$25,789	$5,797,623,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,088,872	)*

Total		$(1,088,872)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(11,206,966)	$(11,206,966)

Total	$(11,206,966)	$(11,206,966)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,356,701)	$(1,356,701)

Total	$(1,356,701)	$(1,356,701)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $41,391,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$166,719,866
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$589,534,689

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,134,438,659
Aggregate gross unrealized depreciation	(354,286,366)

Net unrealized appreciation	$3,780,152,293

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,017,470,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,975,402,654)	$5,771,981,909
Repurchase Agreements (Cost $26,730,008)	26,730,008
Cash	32,754,401
Dividends, interest and other receivables	5,298,539
Receivable for Portfolio shares sold	276,604
Securities lending income receivable	60,248
Other assets	294,129

Total assets	5,837,395,838

LIABILITIES
Payable for return of collateral on securities loaned	31,730,008
Investment management fees payable	1,630,097
Distribution fees payable – Class IA	917,322
Payable for Portfolio shares redeemed	668,133
Administrative fees payable	479,281
Distribution fees payable – Class IB	343,427
Due to broker for futures variation margin	88,353
Trustees’ fees payable	13,801
Accrued expenses	125,697

Total liabilities	35,996,119

NET ASSETS	$5,801,399,719

Net assets were comprised of:
Paid in capital	$1,986,272,276
Total distributable earnings (loss)	3,815,127,443

Net assets	$5,801,399,719

Class IA
Net asset value, offering and redemption price per share, $4,220,653,463 / 116,413,993 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.26

Class IB
Net asset value, offering and redemption price per share, $1,580,746,256 / 43,941,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.97

(x)	Includes value of securities on loan of $39,643,324.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $21,950 foreign withholding tax)	$98,160,561
Interest	493,473
Securities lending (net)	644,802

Total income	99,298,836

EXPENSES
Investment management fees	20,148,839
Distribution fees – Class IA	11,712,807
Administrative fees	5,954,370
Distribution fees – Class IB	4,343,925
Printing and mailing expenses	240,620
Professional fees	217,164
Trustees’ fees	210,593
Custodian fees	158,700
Recoupment fees	44,157
Miscellaneous	702,868

Gross expenses	43,734,043
Less: Waiver from investment manager	(94,369)

Net expenses	43,639,674

NET INVESTMENT INCOME (LOSS)	55,659,162

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	325,567,063
Futures contracts	(11,206,966)

Net realized gain (loss)	314,360,097

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,848,361,715)
Futures contracts	(1,356,701)

Net change in unrealized appreciation (depreciation)	(1,849,718,416)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,535,358,319)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,479,699,157)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,659,162	$47,526,066
Net realized gain (loss)	314,360,097	458,714,288
Net change in unrealized appreciation (depreciation)	(1,849,718,416)	1,108,866,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,479,699,157)	1,615,106,777

Distributions to shareholders:
Class IA	(282,798,363)	(386,593,105)
Class IB	(106,648,938)	(143,611,223)

Total distributions to shareholders	(389,447,301)	(530,204,328)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,189,795 and 720,518 shares, respectively ]	48,897,587	33,463,614
Capital shares issued in reinvestment of dividends and distributions [ 7,496,674 and 8,154,948 shares, respectively ]	282,798,363	386,593,105
Capital shares repurchased [ (9,850,788) and (10,281,354) shares, respectively ]	(403,986,606)	(480,480,909)

Total Class IA transactions	(72,290,656)	(60,424,190)

Class IB
Capital shares sold [ 1,888,505 and 1,858,869 shares, respectively ]	77,034,838	85,908,604
Capital shares issued in connection with merger (Note 8) [ 118,063 and 0 shares, respectively ]	4,680,495	—
Capital shares issued in reinvestment of dividends and distributions [ 2,849,134 and 3,051,373 shares, respectively ]	106,648,938	143,611,223
Capital shares repurchased [ (4,657,538) and (4,748,817) shares, respectively ]	(190,223,906)	(219,745,322)

Total Class IB transactions	(1,859,635)	9,774,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(74,150,291)	(50,649,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,943,296,749)	1,034,252,764
NET ASSETS:
Beginning of year	7,744,696,468	6,710,443,704

End of year	$5,801,399,719	$7,744,696,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$48.10	$41.35	$36.67	$29.85	$33.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36	0.30	0.40	0.47	0.43
Net realized and unrealized gain (loss)	(9.64)	9.93	6.73	8.49	(2.28)

Total from investment operations	(9.28)	10.23	7.13	8.96	(1.85)

Less distributions:
Dividends from net investment income	(0.32)	(0.33)	(0.42)	(0.51)	(0.47)
Distributions from net realized gains	(2.24)	(3.15)	(2.03)	(1.63)	(1.71)

Total dividends and distributions	(2.56)	(3.48)	(2.45)	(2.14)	(2.18)

Net asset value, end of year	$36.26	$48.10	$41.35	$36.67	$29.85

Total return	(19.46)%	24.93%	19.77%	30.24%	(5.82)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,220,653	$5,655,827	$4,920,389	$4,482,210	$3,776,306
Ratio of expenses to average net assets:
After waivers (f)	0.68%	0.68%	0.69%	0.69%	0.70%
Before waivers (f)	0.68%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.87%	0.65%	1.10%	1.35%	1.25%
Before waivers (f)	0.87%	0.65%	1.10%	1.35%	1.25%
Portfolio turnover rate^	3%	3%	4%	3%	3%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$47.75	$41.07	$36.44	$29.67	$33.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35	0.30	0.40	0.47	0.43
Net realized and unrealized gain (loss)	(9.57)	9.86	6.68	8.44	(2.27)

Total from investment operations	(9.22)	10.16	7.08	8.91	(1.84)

Less distributions:
Dividends from net investment income	(0.32)	(0.33)	(0.42)	(0.51)	(0.47)
Distributions from net realized gains	(2.24)	(3.15)	(2.03)	(1.63)	(1.71)

Total dividends and distributions	(2.56)	(3.48)	(2.45)	(2.14)	(2.18)

Net asset value, end of year	$35.97	$47.75	$41.07	$36.44	$29.67

Total return	(19.47)%	24.93%	19.76%	30.26%	(5.82)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,580,746	$2,088,870	$1,790,054	$1,608,682	$1,337,315
Ratio of expenses to average net assets:
After waivers (f)	0.68%	0.68%	0.69%	0.69%	0.70%
Before waivers (f)	0.68%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.87%	0.65%	1.10%	1.35%	1.25%
Before waivers (f)	0.87%	0.65%	1.10%	1.35%	1.25%
Portfolio turnover rate^	3%	3%	4%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(8.78)%	0.18%	0.50%
Portfolio – Class IB Shares	(8.76)	0.20	0.50
Portfolio – Class K Shares	(8.55)	0.44	0.75
Bloomberg U.S. Intermediate Government/Credit Bond Index	(8.23)	0.73	1.12

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (8.76)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, which returned (8.23)% over the same period.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	4.32
Weighted Average Coupon (%)	2.32
Weighted Average Effective Duration (Years)*	3.90
Weighted Average Rating**	AA3

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Asset Class Overview

Portfolio Highlights

As we look back on 2022, there were some things no one could predict, like the war in Ukraine, whose impact on fixed income markets was mostly limited to emerging markets and global indices. Throughout 2022 the Federal Reserve (Fed) hiked rates by a total of 4.25%, and another two hikes are still expected for 2023! The Fed made good on their claims that they would stop at nothing to curb inflation. To their credit, inflation has come down to 7.1% in November, but this is still well away from their 2% target, hence the anticipation of more hikes going forward.

The fixed income markets responded violently to the Fed’s aggressive hiking cycle. U.S. Treasury yields surged, albeit unevenly, resulting in a curve inversion in June that deepened throughout the second half of the year – a telltale sign of impending recession. Bonds had one of their worst years in history, with all major U.S. indices posting negative returns for the majority of the twelve months.

As this is an indexed Portfolio, any small deviations in performance can be attributed to misweights due to our sampling process as well as effects from trading. The primary factors that affected markets also affected the Portfolio’s performance. The main macroeconomic factor that contributed to Portfolio performance was the Fed’s aggressive rate hiking cycle as a response to elevated inflation. All major U.S. bond indices experienced negative returns during the year, however those that contained Treasuries were hit hardest due to persistent volatility within the sector. Investment grade corporate bonds, though supported by strong technicals and consistent issuance, also experienced volatility amid inflationary concerns. Intermediate and longer dated bonds performed more poorly than shorter dated bonds due to the added duration risk.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	46.3%
Financials	14.7
Exchange Traded Funds	8.5
U.S. Government Agency Securities	3.4
Repurchase Agreements	3.2
Information Technology	3.1
Supranational	3.0
Health Care	2.7
Foreign Government Securities	2.5
Utilities	2.4
Industrials	2.1
Consumer Staples	2.0
Communication Services	1.9
Energy	1.9
Consumer Discretionary	1.7
Real Estate	1.7
Materials	0.9
Investment Company	0.3
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(2.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$980.50	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.30
Class IB
Actual	1,000.00	980.60	3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.30
Class K
Actual	1,000.00	981.90	1.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.20	2.03

*    Expensesare equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$264,757	$224,931
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA 3.204%, 4/25/24	150,000	145,026
Series 2020-1 AA 2.000%, 6/10/28	425,258	366,027
Evergy Metro, Inc., 3.650%, 8/15/25	500,000	484,820
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	3,789,888	3,733,419
Series 2020-1 B 4.875%, 1/15/26	91,440	86,062

Total Asset-Backed Securities		5,040,285

Corporate Bonds (35.1%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	956,657
2.300%, 6/1/27	500,000	446,306
1.650%, 2/1/28	185,000	156,721
4.100%, 2/15/28	453,000	432,478
4.350%, 3/1/29	1,665,000	1,588,850
4.300%, 2/15/30	8,159,000	7,704,757
Bell Canada (The) Series US-3
0.750%, 3/17/24	750,000	710,671
British Telecommunications plc
5.125%, 12/4/28	500,000	484,561
9.625%, 12/15/30 (e)	2,000,000	2,397,500
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,954,530
Telefonica Emisiones SA
4.103%, 3/8/27 (x)	440,000	417,982
TELUS Corp.
2.800%, 2/16/27	400,000	369,337
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	465,219
1.450%, 3/20/26	790,000	709,752
3.000%, 3/22/27 (x)	375,000	348,853
2.100%, 3/22/28	750,000	653,164
4.329%, 9/21/28	9,238,000	8,916,123
3.875%, 2/8/29 (x)	140,000	131,829
4.016%, 12/3/29	1,500,000	1,404,289
3.150%, 3/22/30 (x)	375,000	332,189
1.500%, 9/18/30	600,000	469,136
1.680%, 10/30/30	1,957,000	1,529,981
2.550%, 3/21/31	1,220,000	1,006,987

		34,587,872

Entertainment (0.3%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	571,880
3.400%, 6/15/27	310,000	293,429
1.350%, 9/15/30	180,000	141,054
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	598,053
1.850%, 2/15/31	295,000	233,005
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	177,424
2.000%, 9/3/30	215,000	161,022
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	479,786
1.850%, 7/30/26	465,000	420,208
2.950%, 6/15/27	1,000,000	934,034
Walt Disney Co. (The)
1.750%, 8/30/24 (x)	750,000	713,454
3.700%, 10/15/25	1,040,000	1,010,758
1.750%, 1/13/26	1,070,000	980,615
3.375%, 11/15/26	300,000	284,596
2.200%, 1/13/28 (x)	700,000	624,596
2.000%, 9/1/29 (x)	500,000	419,296
2.650%, 1/13/31 (x)	2,500,000	2,142,909
Warnermedia Holdings, Inc.
3.428%, 3/15/24§	800,000	777,439
3.638%, 3/15/25§	800,000	761,114
3.755%, 3/15/27§	1,840,000	1,660,859
4.054%, 3/15/29§	555,000	480,302
4.279%, 3/15/32§	1,145,000	940,348

		14,806,181

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	492,715
0.450%, 8/15/25	435,000	392,307
1.998%, 8/15/26	2,000,000	1,838,751
0.800%, 8/15/27	1,000,000	857,315
1.100%, 8/15/30	650,000	512,595
Baidu, Inc.
4.125%, 6/30/25	695,000	667,999
1.720%, 4/9/26	200,000	176,614
1.625%, 2/23/27	290,000	246,555
4.375%, 3/29/28	290,000	271,567
4.875%, 11/14/28	315,000	300,687
2.375%, 10/9/30	200,000	158,446
2.375%, 8/23/31	500,000	387,050
Weibo Corp.
3.375%, 7/8/30	500,000	381,031

		6,683,632

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,749,751
2.250%, 1/15/29	585,000	469,462
Comcast Corp.
3.700%, 4/15/24	1,110,000	1,092,965
3.950%, 10/15/25	1,750,000	1,715,616
3.150%, 3/1/26	2,000,000	1,905,947
4.150%, 10/15/28	5,025,000	4,827,900
3.400%, 4/1/30	2,500,000	2,285,452
Discovery Communications LLC
3.900%, 11/15/24	800,000	774,872
3.950%, 6/15/25	500,000	477,085
4.900%, 3/11/26	500,000	484,403
4.125%, 5/15/29	455,000	395,345
3.625%, 5/15/30 (x)	1,310,000	1,086,366
Fox Corp.
4.030%, 1/25/24	575,000	568,218
4.709%, 1/25/29	730,000	706,144
3.500%, 4/8/30 (x)	2,000,000	1,772,224
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28 (x)	250,000	239,318
2.400%, 3/1/31	1,750,000	1,386,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Omnicom Group, Inc.
3.650%, 11/1/24	$750,000	$734,271
Paramount Global
3.375%, 2/15/28 (x)	570,000	505,444

		26,177,280

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	453,219
2.875%, 5/7/30	1,450,000	1,233,678
4.700%, 7/21/32	405,000	387,787
Rogers Communications, Inc.
2.950%, 3/15/25§	215,000	205,031
3.625%, 12/15/25	500,000	480,439
2.900%, 11/15/26	500,000	456,795
3.200%, 3/15/27 (x)§	500,000	462,575
3.800%, 3/15/32§	625,000	539,570
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,404,157
1.500%, 2/15/26	1,000,000	896,544
3.750%, 4/15/27	2,500,000	2,358,934
2.050%, 2/15/28	700,000	600,828
2.400%, 3/15/29	340,000	287,397
3.875%, 4/15/30	3,000,000	2,731,279
5.200%, 1/15/33 (x)	2,610,000	2,580,601
Vodafone Group plc
4.125%, 5/30/25 (x)	500,000	492,669

		16,571,503

Total Communication Services		98,826,468

Consumer Discretionary (1.7%)
Auto Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	353,399
4.350%, 3/15/29	105,000	97,331
BorgWarner, Inc.
3.375%, 3/15/25	800,000	767,610
2.650%, 7/1/27	300,000	267,403
Lear Corp.
4.250%, 5/15/29	125,000	113,025
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,171,235
4.150%, 10/1/25	250,000	244,352
2.450%, 6/15/30 (x)	300,000	249,309

		3,263,664

Automobiles (0.1%)
General Motors Co.
6.800%, 10/1/27	405,000	420,612
5.000%, 10/1/28	750,000	720,030
5.400%, 10/15/29	500,000	478,158
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	380,255
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	156,181
2.534%, 3/10/27	165,000	150,381
2.967%, 3/10/32	200,000	172,192
Toyota Motor Corp.
0.681%, 3/25/24 (x)	600,000	569,386
2.358%, 7/2/24	250,000	240,785
3.669%, 7/20/28	355,000	335,204
2.760%, 7/2/29	250,000	221,998
2.362%, 3/25/31	600,000	504,202

		4,349,384

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	121,550
1.875%, 11/1/30	285,000	220,210

		341,760

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	30,351
Yale University
Series 2020 0.873%, 4/15/25	500,000	459,675
1.482%, 4/15/30	500,000	401,016

		891,042

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	584,645
3.600%, 6/1/26	500,000	479,549
4.625%, 4/13/30	1,500,000	1,456,416
Expedia Group, Inc.
4.625%, 8/1/27	840,000	810,032
3.250%, 2/15/30	1,500,000	1,277,427
2.950%, 3/15/31 (x)	185,000	149,532
Hyatt Hotels Corp.
1.800%, 10/1/24	235,000	220,416
4.850%, 3/15/26	250,000	244,868
4.375%, 9/15/28	950,000	873,035
Marriott International, Inc.
3.600%, 4/15/24	350,000	342,381
5.000%, 10/15/27	165,000	163,408
Series AA 4.650%, 12/1/28	500,000	480,562
Series FF 4.625%, 6/15/30	725,000	680,016
Series R 3.125%, 6/15/26	500,000	465,433
Series X 4.000%, 4/15/28	500,000	467,368
McDonald’s Corp.
3.250%, 6/10/24 (x)	1,000,000	977,849
3.375%, 5/26/25	750,000	725,248
1.450%, 9/1/25	200,000	183,554
3.700%, 1/30/26	1,500,000	1,459,307
3.500%, 3/1/27	775,000	737,476
3.800%, 4/1/28	1,100,000	1,054,563
2.625%, 9/1/29	290,000	254,905
2.125%, 3/1/30	220,000	184,493
4.600%, 9/9/32	350,000	343,891
Starbucks Corp.
3.800%, 8/15/25	700,000	686,328
2.450%, 6/15/26	500,000	463,873
2.000%, 3/12/27	350,000	312,499
3.500%, 3/1/28	750,000	704,016
4.000%, 11/15/28 (x)	800,000	763,766
2.250%, 3/12/30	350,000	291,387
3.000%, 2/14/32	220,000	189,026

		18,027,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	$1,250,000	$1,192,297
2.600%, 10/15/25	350,000	326,106
1.300%, 10/15/26	275,000	236,755
1.400%, 10/15/27 (x)	750,000	624,576
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	291,493
3.500%, 11/15/27	500,000	458,867
4.400%, 3/15/29	350,000	329,338
Mohawk Industries, Inc.
3.625%, 5/15/30 (x)	350,000	302,652
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,112,513
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	988,616
Whirlpool Corp.
3.700%, 5/1/25	500,000	485,872
4.750%, 2/26/29 (x)	150,000	146,271
4.700%, 5/14/32	285,000	269,731

		6,765,087

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,636,256
2.125%, 2/9/31 (x)	490,000	386,492
Amazon.com, Inc.
2.730%, 4/13/24	500,000	488,307
0.450%, 5/12/24	580,000	547,430
2.800%, 8/22/24	375,000	363,699
3.000%, 4/13/25	750,000	724,483
0.800%, 6/3/25	500,000	457,160
4.600%, 12/1/25 (x)	1,000,000	998,772
5.200%, 12/3/25	500,000	508,330
1.000%, 5/12/26	1,300,000	1,154,237
3.300%, 4/13/27	1,300,000	1,234,202
1.200%, 6/3/27	340,000	294,452
3.150%, 8/22/27	4,000,000	3,767,160
4.550%, 12/1/27	1,000,000	996,270
3.600%, 4/13/32 (x)	1,650,000	1,519,767
4.700%, 12/1/32	1,000,000	990,975
eBay, Inc.
1.900%, 3/11/25	525,000	491,881
1.400%, 5/10/26	1,000,000	887,408
3.600%, 6/5/27	750,000	710,904
2.700%, 3/11/30	700,000	595,125
2.600%, 5/10/31 (x)	1,000,000	823,441
JD.com, Inc.
3.875%, 4/29/26	500,000	475,690
3.375%, 1/14/30	320,000	280,342

		20,332,783

Leisure Products (0.0%)†
Hasbro, Inc.
3.000%, 11/19/24	350,000	336,176
3.550%, 11/19/26	250,000	234,535
3.500%, 9/15/27	290,000	269,133
3.900%, 11/19/29	500,000	444,723

		1,284,567

Multiline Retail (0.1%)
Dollar General Corp.
4.250%, 9/20/24	175,000	172,701
4.150%, 11/1/25	125,000	122,483
3.875%, 4/15/27	500,000	477,477
4.625%, 11/1/27	400,000	393,462
Dollar Tree, Inc.
4.000%, 5/15/25	2,000,000	1,954,089
2.650%, 12/1/31 (x)	500,000	405,402
Target Corp.
2.500%, 4/15/26	2,000,000	1,874,716
1.950%, 1/15/27	400,000	363,649
3.375%, 4/15/29	750,000	698,124
4.500%, 9/15/32	500,000	488,222

		6,950,325

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	63,322
3.500%, 3/15/32 (x)	205,000	168,690
AutoNation, Inc.
3.500%, 11/15/24	400,000	384,073
4.500%, 10/1/25	215,000	208,837
3.800%, 11/15/27 (x)	500,000	452,841
1.950%, 8/1/28	225,000	179,696
2.400%, 8/1/31	150,000	108,782
3.850%, 3/1/32	300,000	240,430
AutoZone, Inc.
3.125%, 4/18/24	500,000	486,837
3.250%, 4/15/25	333,000	319,670
3.125%, 4/21/26	125,000	118,216
3.750%, 4/18/29	500,000	463,864
4.750%, 8/1/32 (x)	330,000	321,152
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	963,734
1.950%, 10/1/30	375,000	297,151
Home Depot, Inc. (The)
3.750%, 2/15/24	1,000,000	986,822
2.700%, 4/15/25	270,000	258,890
3.350%, 9/15/25	490,000	475,440
4.000%, 9/15/25	145,000	143,351
3.000%, 4/1/26	750,000	713,131
2.125%, 9/15/26	625,000	572,996
2.875%, 4/15/27	335,000	312,925
2.800%, 9/14/27 (x)	750,000	698,154
0.900%, 3/15/28 (x)	700,000	582,131
3.900%, 12/6/28	290,000	279,616
2.950%, 6/15/29 (x)	455,000	412,874
3.250%, 4/15/32	435,000	388,372
4.500%, 9/15/32	440,000	429,345
Lowe’s Cos., Inc.
3.125%, 9/15/24	500,000	485,004
4.400%, 9/8/25	140,000	137,922
3.375%, 9/15/25	510,000	490,049
2.500%, 4/15/26	750,000	698,051
3.350%, 4/1/27	180,000	169,244
3.100%, 5/3/27	750,000	700,451
1.300%, 4/15/28 (x)	655,000	545,703

1.700%, 9/15/28	250,000	210,340
3.650%, 4/5/29	680,000	630,597
1.700%, 10/15/30 (x)	655,000	514,985
2.625%, 4/1/31	1,750,000	1,451,283
3.750%, 4/1/32	500,000	446,724
5.000%, 4/15/33	415,000	405,420
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	480,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
4.350%, 6/1/28	$800,000	$777,177
4.700%, 6/15/32	250,000	242,989
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,228,122
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	456,982
1.150%, 5/15/28	300,000	250,691
Tractor Supply Co.
1.750%, 11/1/30	280,000	215,817

		21,569,157

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26 (x)	1,000,000	923,170
2.850%, 3/27/30	1,000,000	896,379
PVH Corp.
4.625%, 7/10/25	145,000	139,988
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	340,098
2.950%, 6/15/30	130,000	112,733
VF Corp.
2.950%, 4/23/30 (x)	2,000,000	1,671,134

		4,083,502

Total Consumer Discretionary		87,858,540

Consumer Staples (2.0%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,285,208
4.750%, 1/23/29	3,470,000	3,436,309
Brown-Forman Corp.
3.500%, 4/15/25	210,000	204,423
Coca-Cola Co. (The)
1.750%, 9/6/24	750,000	715,990
2.900%, 5/25/27	500,000	471,343
1.450%, 6/1/27 (x)	300,000	264,694
1.500%, 3/5/28 (x)	730,000	629,760
1.000%, 3/15/28	440,000	369,385
2.125%, 9/6/29 (x)	750,000	644,872
1.650%, 6/1/30	2,010,000	1,649,425
2.000%, 3/5/31 (x)	835,000	692,723
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	242,725
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,115,966
Constellation Brands, Inc.
3.600%, 5/9/24	250,000	244,319
4.400%, 11/15/25	335,000	329,155
3.700%, 12/6/26 (x)	750,000	713,151
3.500%, 5/9/27	300,000	281,180
4.350%, 5/9/27	500,000	486,519

4.650%, 11/15/28	310,000	300,591
3.150%, 8/1/29	750,000	660,022
2.250%, 8/1/31	475,000	376,994
4.750%, 5/9/32 (x)	500,000	482,508
Diageo Capital plc
2.125%, 10/24/24	500,000	474,493
1.375%, 9/29/25	245,000	224,355
3.875%, 5/18/28	400,000	381,968
2.375%, 10/24/29	410,000	351,394
2.000%, 4/29/30	245,000	202,039
Keurig Dr Pepper, Inc.
0.750%, 3/15/24	250,000	237,338
4.417%, 5/25/25 (x)	1,100,000	1,089,561
2.550%, 9/15/26	200,000	183,147
4.597%, 5/25/28 (x)	1,000,000	981,712
3.950%, 4/15/29	500,000	465,648
2.250%, 3/15/31 (x)	210,000	168,481
4.050%, 4/15/32 (x)	335,000	306,043
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	632,365
PepsiCo, Inc.
3.600%, 3/1/24	1,000,000	986,511
2.250%, 3/19/25	350,000	332,770
3.500%, 7/17/25	750,000	732,378
2.850%, 2/24/26 (x)	300,000	284,860
2.375%, 10/6/26 (x)	670,000	623,987
2.625%, 3/19/27	350,000	325,757
3.000%, 10/15/27 (x)	750,000	704,618
3.600%, 2/18/28	500,000	479,388
2.625%, 7/29/29 (x)	375,000	332,094
2.750%, 3/19/30	350,000	311,299
1.625%, 5/1/30	190,000	155,421
1.950%, 10/21/31	3,130,000	2,522,521
3.900%, 7/18/32	200,000	189,626

		29,277,036

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27 (x)	2,500,000	2,353,812
Kroger Co. (The)
4.000%, 2/1/24	190,000	187,762
2.650%, 10/15/26	600,000	550,258
4.500%, 1/15/29	350,000	338,030
1.700%, 1/15/31 (x)	625,000	483,682
Sysco Corp.
2.400%, 2/15/30	115,000	96,009
5.950%, 4/1/30	2,000,000	2,076,610
2.450%, 12/14/31	180,000	145,095
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	1,500,000	1,426,697
Walmart, Inc.
3.300%, 4/22/24	2,000,000	1,960,638
2.850%, 7/8/24	585,000	567,728
2.650%, 12/15/24	975,000	936,334
3.550%, 6/26/25	1,200,000	1,173,816
3.900%, 9/9/25	450,000	442,758
3.050%, 7/8/26 (x)	415,000	399,871
1.050%, 9/17/26 (x)	500,000	443,695
3.950%, 9/9/27 (x)	440,000	433,477
1.500%, 9/22/28 (x)	475,000	407,842
2.375%, 9/24/29	19,000	16,693

1.800%, 9/22/31 (x)	210,000	171,800
4.150%, 9/9/32 (x)	470,000	457,686

		15,070,293

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	463,652
2.900%, 3/1/32 (x)	340,000	294,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	$500,000	$455,884
3.250%, 8/15/26	215,000	200,621
3.750%, 9/25/27	225,000	211,141
2.750%, 5/14/31	750,000	618,235
Campbell Soup Co.
3.950%, 3/15/25	750,000	731,178
3.300%, 3/19/25 (x)	450,000	432,445
4.150%, 3/15/28	1,000,000	953,659
Conagra Brands, Inc.
4.300%, 5/1/24	300,000	295,939
4.600%, 11/1/25	535,000	527,043
4.850%, 11/1/28	885,000	863,599
Flowers Foods, Inc.
3.500%, 10/1/26 (x)	535,000	502,377
2.400%, 3/15/31	160,000	129,214
General Mills, Inc.
4.000%, 4/17/25	500,000	489,188
4.200%, 4/17/28	375,000	363,441
2.250%, 10/14/31	875,000	703,676
Hershey Co. (The)
2.050%, 11/15/24	200,000	190,549
0.900%, 6/1/25	215,000	196,644
3.200%, 8/21/25	300,000	288,832
2.300%, 8/15/26 (x)	500,000	460,105
2.450%, 11/15/29	200,000	172,604
1.700%, 6/1/30	390,000	313,089
Hormel Foods Corp.
0.650%, 6/3/24	260,000	245,191
1.700%, 6/3/28	535,000	464,262
1.800%, 6/11/30 (x)	415,000	339,577
Ingredion, Inc.
3.200%, 10/1/26	200,000	187,343
J M Smucker Co. (The)
3.500%, 3/15/25 (x)	720,000	696,590
3.375%, 12/15/27 (x)	850,000	785,751
2.375%, 3/15/30	185,000	153,286
JBS USA LUX SA
5.125%, 2/1/28 (x)§	2,500,000	2,376,278
Kellogg Co.
3.400%, 11/15/27	650,000	606,171
4.300%, 5/15/28 (x)	500,000	485,125
McCormick & Co., Inc.
3.150%, 8/15/24	500,000	483,883
0.900%, 2/15/26 (x)	235,000	206,061
3.400%, 8/15/27 (x)	750,000	698,810
1.850%, 2/15/31	165,000	127,505
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	597,002
Mondelez International, Inc.
2.125%, 3/17/24	135,000	130,296
1.500%, 5/4/25	290,000	268,622
2.625%, 3/17/27 (x)	400,000	363,280
2.750%, 4/13/30	2,835,000	2,450,306

3.000%, 3/17/32 (x)	400,000	343,499
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	242,574
3.550%, 6/2/27	975,000	916,785
4.350%, 3/1/29	325,000	311,126
Unilever Capital Corp.
3.250%, 3/7/24	585,000	574,884
2.600%, 5/5/24	930,000	902,557
0.626%, 8/12/24	240,000	224,881
3.375%, 3/22/25	500,000	486,285
3.100%, 7/30/25	300,000	288,701
2.000%, 7/28/26	250,000	228,476
3.500%, 3/22/28	1,000,000	944,691
2.125%, 9/6/29	500,000	423,954
1.375%, 9/14/30	210,000	164,328
1.750%, 8/12/31 (x)	345,000	273,064

		27,848,502

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	168,609
Clorox Co. (The)
3.100%, 10/1/27	500,000	461,965
3.900%, 5/15/28	500,000	478,757
4.400%, 5/1/29	500,000	480,803
1.800%, 5/15/30 (x)	140,000	111,726
4.600%, 5/1/32	500,000	483,145
Colgate-Palmolive Co.
3.250%, 3/15/24	500,000	491,365
3.100%, 8/15/25	125,000	120,965
3.100%, 8/15/27 (x)	250,000	236,653
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	288,233
2.750%, 2/15/26	250,000	236,321
1.050%, 9/15/27	250,000	213,583
3.950%, 11/1/28	375,000	362,333
3.200%, 4/25/29 (x)	750,000	684,280
2.000%, 11/2/31 (x)	750,000	605,176
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	448,982
1.000%, 4/23/26	350,000	313,514
2.450%, 11/3/26 (x)	500,000	463,836
1.900%, 2/1/27	600,000	546,331
2.850%, 8/11/27	1,000,000	936,541
1.200%, 10/29/30	500,000	393,749
1.950%, 4/23/31 (x)	1,000,000	838,154
2.300%, 2/1/32	600,000	506,267

		9,871,288

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24 (x)	150,000	142,328
3.150%, 3/15/27	500,000	473,383
1.950%, 3/15/31	585,000	474,938
GSK Consumer Healthcare Capital UK plc
3.125%, 3/24/25	750,000	714,528
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24	250,000	242,489
3.375%, 3/24/27	550,000	512,613
3.375%, 3/24/29	500,000	452,066

3.625%, 3/24/32	610,000	537,943

		3,550,288

Tobacco (0.3%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	362,243
4.400%, 2/14/26	195,000	191,510
2.625%, 9/16/26 (x)	430,000	393,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.400%, 5/6/30	$2,240,000	$1,920,187
BAT Capital Corp.
2.789%, 9/6/24	525,000	502,637
3.215%, 9/6/26	750,000	693,039
3.557%, 8/15/27	1,250,000	1,138,471
2.259%, 3/25/28 (x)	350,000	291,459
3.462%, 9/6/29	750,000	646,289
4.906%, 4/2/30	1,500,000	1,372,517
4.742%, 3/16/32	500,000	444,355
7.750%, 10/19/32	110,000	119,112
BAT International Finance plc
1.668%, 3/25/26	350,000	310,493
4.448%, 3/16/28	500,000	463,054
Philip Morris International, Inc.
2.875%, 5/1/24 (x)	500,000	485,421
3.250%, 11/10/24	500,000	483,162
1.500%, 5/1/25	205,000	189,726
3.375%, 8/11/25	250,000	240,368
0.875%, 5/1/26	300,000	263,524
3.125%, 8/17/27 (x)	1,000,000	928,279
2.100%, 5/1/30	120,000	97,466
1.750%, 11/1/30 (x)	300,000	235,694
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	1,991,308

		13,763,637

Total Consumer Staples		99,381,044

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	449,155
3.337%, 12/15/27 (x)	1,250,000	1,152,579
3.138%, 11/7/29 (x)	215,000	190,117
4.486%, 5/1/30 (x)	145,000	138,606
Halliburton Co.
3.800%, 11/15/25	38,000	36,953
2.920%, 3/1/30 (x)	2,000,000	1,719,731
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	85,382
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	114,671
Schlumberger Investment SA
2.650%, 6/26/30	1,350,000	1,158,118

		5,045,312

Oil, Gas & Consumable Fuels (1.8%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	494,365
5.950%, 6/1/26	250,000	253,177
4.800%, 5/3/29	415,000	390,367

BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	719,548
3.119%, 5/4/26	500,000	474,563
4.234%, 11/6/28	1,250,000	1,208,257
1.749%, 8/10/30	3,300,000	2,639,954
2.721%, 1/12/32	625,000	522,372
BP Capital Markets plc
3.279%, 9/19/27 (x)	1,250,000	1,176,350
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	62,732
2.050%, 7/15/25 (x)	350,000	325,188
3.850%, 6/1/27 (x)	1,300,000	1,227,340
2.950%, 7/15/30	350,000	295,626
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,471,909
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,425,234
1.995%, 5/11/27	250,000	224,687
2.236%, 5/11/30 (x)	1,325,000	1,136,901
Chevron USA, Inc.
0.687%, 8/12/25	665,000	601,022
1.018%, 8/12/27	310,000	265,813
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	532,425
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,085,081
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,537,300
4.375%, 5/2/28	200,000	194,704
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	394,164
ConocoPhillips Co.
2.125%, 3/8/24 (x)	1,800,000	1,741,523
2.400%, 3/7/25	1,800,000	1,712,077
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	328,805
Devon Energy Corp.
5.850%, 12/15/25	500,000	509,614
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	711,620
Enbridge, Inc.
2.150%, 2/16/24 (x)	220,000	212,032
3.500%, 6/10/24	1,000,000	973,741
2.500%, 1/15/25	350,000	331,299
2.500%, 2/14/25 (x)	205,000	193,671
1.600%, 10/4/26	270,000	236,528
4.250%, 12/1/26	500,000	481,033
3.700%, 7/15/27 (x)	1,250,000	1,172,899
3.125%, 11/15/29	750,000	655,268
Energy Transfer LP
4.500%, 4/15/24	250,000	246,667
3.900%, 5/15/24 (e)	750,000	731,270
2.900%, 5/15/25	770,000	725,504
5.950%, 12/1/25	250,000	252,939
4.750%, 1/15/26	1,250,000	1,219,819
3.900%, 7/15/26	500,000	472,842
4.950%, 5/15/28	300,000	287,874
4.950%, 6/15/28	375,000	361,856
5.250%, 4/15/29	1,000,000	970,456
4.150%, 9/15/29 (x)	750,000	679,469

Enterprise Products Operating LLC
3.750%, 2/15/25	1,415,000	1,375,739
4.150%, 10/16/28	600,000	568,926
3.125%, 7/31/29	750,000	661,990
2.800%, 1/31/30	755,000	643,274
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78 (k)	500,000	384,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77 (k)(x)	$750,000	$611,874
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,930,557
4.150%, 1/15/26	500,000	490,969
EQT Corp.
5.678%, 10/1/25	240,000	238,152
5.700%, 4/1/28	375,000	373,875
Equinor ASA
2.650%, 1/15/24	500,000	487,962
3.700%, 3/1/24	1,000,000	987,071
3.250%, 11/10/24	600,000	585,592
1.750%, 1/22/26	415,000	379,842
3.625%, 9/10/28 (x)	600,000	569,074
2.375%, 5/22/30 (x)	375,000	319,921
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	956,041
3.043%, 3/1/26	2,025,000	1,932,243
2.275%, 8/16/26 (x)	500,000	462,652
HF Sinclair Corp.
5.875%, 4/1/26	250,000	250,115
Kinder Morgan Energy Partners LP
4.250%, 9/1/24	750,000	736,481
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,515,932
4.300%, 3/1/28 (x)	1,250,000	1,198,120
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	248,780
3.250%, 6/1/30	250,000	217,849
Marathon Oil Corp.
4.400%, 7/15/27	750,000	717,674
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	985,681
5.125%, 12/15/26	2,000,000	1,989,232
3.800%, 4/1/28	300,000	277,324
MPLX LP
4.875%, 12/1/24	1,000,000	986,520
4.000%, 2/15/25	300,000	291,004
4.875%, 6/1/25	1,500,000	1,479,378
1.750%, 3/1/26	350,000	312,025
4.125%, 3/1/27	2,085,000	1,973,432
2.650%, 8/15/30	455,000	370,547
ONEOK, Inc.
2.750%, 9/1/24	350,000	334,465
2.200%, 9/15/25	350,000	321,316
5.850%, 1/15/26	160,000	162,028
4.000%, 7/13/27	225,000	211,407
4.350%, 3/15/29	500,000	462,988
3.400%, 9/1/29	500,000	433,288
3.100%, 3/15/30	350,000	293,602
Phillips 66
0.900%, 2/15/24	250,000	238,800
3.850%, 4/9/25	500,000	487,285

1.300%, 2/15/26	140,000	125,242
3.900%, 3/15/28 (x)	500,000	472,944
Phillips 66 Co.
3.550%, 10/1/26§	300,000	281,434
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	312,230
1.900%, 8/15/30 (x)	1,000,000	788,304
2.150%, 1/15/31	260,000	206,891
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	480,286
3.550%, 12/15/29	2,500,000	2,173,303
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,222,082
5.000%, 3/15/27	3,000,000	2,952,249
4.500%, 5/15/30	1,225,000	1,140,522
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	962,870
3.375%, 10/15/26	315,000	294,177
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,020,566
TC PipeLines LP
3.900%, 5/25/27	200,000	189,021
TotalEnergies Capital International SA
3.750%, 4/10/24	2,000,000	1,973,486
2.434%, 1/10/25	500,000	477,885
3.455%, 2/19/29 (x)	750,000	698,989
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	242,015
TransCanada PipeLines Ltd.
1.000%, 10/12/24 (x)	455,000	421,390
4.875%, 1/15/26	550,000	544,326
4.250%, 5/15/28	1,750,000	1,662,180
2.500%, 10/12/31	625,000	497,868
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	470,406
3.250%, 5/15/30	250,000	217,172
Valero Energy Corp.
2.150%, 9/15/27 (x)	750,000	660,113
4.350%, 6/1/28 (x)	240,000	232,048
4.000%, 4/1/29 (x)	765,000	721,347
Valero Energy Partners LP
4.500%, 3/15/28	500,000	487,154
Williams Cos., Inc. (The)
4.550%, 6/24/24	1,270,000	1,256,536
3.750%, 6/15/27	500,000	470,371
2.600%, 3/15/31	1,165,000	948,669
4.650%, 8/15/32	750,000	701,334

		90,628,975

Total Energy		95,674,287

Financials (14.7%)
Banks (8.8%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	968,877
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	715,703

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	600,000	599,969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	601,168
Banco Santander SA
3.892%, 5/24/24	600,000	587,483
2.706%, 6/27/24	800,000	769,155
3.496%, 3/24/25	600,000	577,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.746%, 5/28/25	$200,000	$187,203
5.147%, 8/18/25	460,000	455,724
1.849%, 3/25/26	600,000	531,123
4.250%, 4/11/27	1,000,000	953,776
5.294%, 8/18/27 (x)	435,000	424,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	414,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	185,582
4.379%, 4/12/28	1,200,000	1,117,120
3.306%, 6/27/29	800,000	702,242
3.490%, 5/28/30	200,000	168,886
2.749%, 12/3/30	1,745,000	1,327,022
2.958%, 3/25/31	480,000	383,535
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	451,769
Bank of America Corp.
4.200%, 8/26/24	625,000	615,235
4.000%, 1/22/25	1,000,000	977,635
(SOFR + 0.67%), 1.843%, 2/4/25 (k)	800,000	767,073
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)	1,500,000	1,462,694
(SOFR + 0.69%), 0.976%, 4/22/25 (k)	1,500,000	1,407,678
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	1,000,000	976,754
(SOFR + 0.91%), 0.981%, 9/25/25 (k)	750,000	692,119
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	1,150,000	1,102,228
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)	1,000,000	946,389
(SOFR + 0.65%), 1.530%, 12/6/25 (k)	2,500,000	2,308,532
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	4,750,000	4,541,487
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)	1,000,000	927,922
4.450%, 3/3/26	655,000	641,187
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	750,000	716,454
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	1,000,000	987,842
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	1,500,000	1,336,780
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)	1,500,000	1,406,829

(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,109,953
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	1,000,000	933,835
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	711,310
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	1,500,000	1,386,934
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,194,338
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	4,450,000	4,037,625
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	2,000,000	1,852,270
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	1,808,033
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)	2,250,000	2,104,110
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30 (k)	1,300,000	1,118,932
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	3,500,000	2,839,668
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	770,998
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,145,524
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,603,942
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,160,653
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,060,493
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	396,608
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	914,428
(SOFR + 2.16%), 5.015%, 7/22/33 (k)(x)	1,000,000	948,924
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,289,725
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,161,726
Series L
3.950%, 4/21/25	2,450,000	2,385,341
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)	750,000	663,000
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	403,222
Bank of Montreal
2.150%, 3/8/24	400,000	387,138
2.500%, 6/28/24	500,000	482,280
0.625%, 7/9/24	535,000	501,208
1.500%, 1/10/25 (x)	435,000	405,303
3.700%, 6/7/25	405,000	393,230
1.250%, 9/15/26 (x)	500,000	438,223
(SOFR + 0.60%), 0.949%, 1/22/27 (k)	1,200,000	1,061,954
2.650%, 3/8/27	265,000	242,227

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	568,949
Series E
3.300%, 2/5/24 (x)	1,000,000	981,511
Series H
4.250%, 9/14/24	500,000	492,979
4.700%, 9/14/27 (x)	500,000	494,705
Bank of Nova Scotia (The)
3.400%, 2/11/24	750,000	736,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.440%, 3/11/24	$500,000	$484,920
0.700%, 4/15/24	500,000	473,059
0.650%, 7/31/24 (x)	340,000	316,415
1.450%, 1/10/25	185,000	172,110
2.200%, 2/3/25	750,000	707,333
3.450%, 4/11/25	300,000	289,632
1.300%, 6/11/25	750,000	686,215
1.050%, 3/2/26	750,000	664,954
1.350%, 6/24/26	500,000	442,878
2.700%, 8/3/26 (x)	750,000	694,502
1.300%, 9/15/26	500,000	438,593
1.950%, 2/2/27	175,000	155,634
2.951%, 3/11/27	500,000	462,064
2.150%, 8/1/31 (x)	500,000	396,752
2.450%, 2/2/32 (x)	250,000	201,147
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	1,642,500
BankUnited, Inc.
5.125%, 6/11/30	750,000	697,144
Barclays plc
3.650%, 3/16/25	1,750,000	1,680,747
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	750,000	728,444
4.375%, 1/12/26	1,500,000	1,453,767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26 (k)	925,000	918,413
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	637,030
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	671,276
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	937,358
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	2,000,000	1,840,517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	765,190
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	515,381
BNP Paribas SA
4.250%, 10/15/24	1,000,000	977,884
Canadian Imperial Bank of Commerce
3.100%, 4/2/24	750,000	731,902
1.000%, 10/18/24 (x)	570,000	531,186

2.250%, 1/28/25	750,000	708,694
3.300%, 4/7/25	175,000	168,455
3.945%, 8/4/25 (x)	500,000	488,765
0.950%, 10/23/25	130,000	116,955
1.250%, 6/22/26	750,000	660,959
3.450%, 4/7/27 (x)	225,000	211,413
3.600%, 4/7/32 (x)	225,000	198,503
Citigroup, Inc.
3.750%, 6/16/24	500,000	492,784
4.000%, 8/5/24 (x)	2,500,000	2,465,341
3.875%, 3/26/25	500,000	486,189
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	1,500,000	1,454,700
3.300%, 4/27/25	1,000,000	967,286
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	750,000	703,030
(SOFR + 1.37%), 4.140%, 5/24/25 (k)	645,000	634,415
4.400%, 6/10/25	650,000	637,890
(SOFR + 0.53%), 1.281%, 11/3/25 (k)(x)	375,000	346,310
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	855,000	791,693
4.600%, 3/9/26	595,000	584,654
(SOFR + 1.53%), 3.290%, 3/17/26 (k)	1,500,000	1,426,957
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	2,500,000	2,368,648
3.400%, 5/1/26	2,500,000	2,371,087
(SOFR + 1.55%), 5.610%, 9/29/26 (k)	750,000	751,433
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,250,000	1,090,693
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,193,761
4.450%, 9/29/27	1,250,000	1,194,475
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	903,939
(SOFR + 1.89%), 4.658%, 5/24/28 (k)(x)	715,000	691,911
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	3,000,000	2,762,090
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	2,500,000	2,278,671
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	2,000,000	1,824,072
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	1,750,000	1,577,170
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,050,011
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,233,706
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,619,812
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	659,171
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	697,154
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	649,654

(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,289,122
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	468,083
Citizens Bank NA
2.250%, 4/28/25	400,000	372,901
(SOFR + 1.40%), 4.119%, 5/23/25 (k)	500,000	489,980
(SOFR + 1.45%), 6.064%, 10/24/25 (k)	500,000	507,735
3.750%, 2/18/26	500,000	477,063
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	481,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Citizens Financial Group, Inc.
2.850%, 7/27/26	$500,000	$463,249
2.500%, 2/6/30	150,000	122,116
3.250%, 4/30/30	470,000	407,741
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	500,000	465,924
Comerica Bank
2.500%, 7/23/24	300,000	288,072
4.000%, 7/27/25	250,000	242,064
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	241,307
Comerica, Inc.
4.000%, 2/1/29	450,000	422,469
Cooperatieve Rabobank UA
0.375%, 1/12/24	405,000	385,796
3.875%, 8/22/24	500,000	491,465
1.375%, 1/10/25	500,000	466,990
3.375%, 5/21/25	1,000,000	968,813
4.375%, 8/4/25	500,000	487,775
3.750%, 7/21/26	815,000	768,405
Discover Bank
2.450%, 9/12/24	750,000	712,650
3.450%, 7/27/26	840,000	774,006
4.650%, 9/13/28	625,000	585,094
2.700%, 2/6/30	250,000	200,090
Fifth Third Bancorp
4.300%, 1/16/24	700,000	694,302
3.650%, 1/25/24	750,000	739,142
2.375%, 1/28/25	250,000	236,743
(SOFR + 0.69%), 1.707%, 11/1/27 (k)	310,000	273,985
3.950%, 3/14/28	750,000	715,409
(SOFR + 1.36%), 4.055%, 4/25/28 (k)(x)	290,000	278,482
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	477,947
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	228,395
Fifth Third Bank NA
3.950%, 7/28/25	645,000	631,936
3.850%, 3/15/26	600,000	573,207
2.250%, 2/1/27	300,000	271,020
First Horizon Corp.
4.000%, 5/26/25	500,000	487,070
HSBC Holdings plc
4.250%, 3/14/24	1,700,000	1,672,637

(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25 (k)	875,000	853,628
(SOFR + 0.71%), 0.976%, 5/24/25 (k)	335,000	310,723
4.250%, 8/18/25	1,600,000	1,540,002
(SOFR + 1.40%), 2.633%, 11/7/25 (k)	830,000	782,105
(SOFR + 1.51%), 4.180%, 12/9/25 (k)	1,000,000	971,182
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	875,000	821,621
(SOFR + 1.54%), 1.645%, 4/18/26 (k)	2,125,000	1,920,043
(SOFR + 1.93%), 2.099%, 6/4/26 (k)	825,000	752,686
4.375%, 11/23/26	1,815,000	1,749,539
(SOFR + 1.29%), 1.589%, 5/24/27 (k)	820,000	705,816
(SOFR + 1.10%), 2.251%, 11/22/27 (k)	780,000	678,357
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)	1,250,000	1,153,202
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	945,188
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	478,345
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	1,120,000	1,034,378
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	363,980
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	1,165,000	1,022,760
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	4,575,627
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	461,128
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	606,128
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	363,862
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	453,334
HSBC USA, Inc.
3.500%, 6/23/24	900,000	881,287
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	480,249
4.000%, 5/15/25	350,000	341,144
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	237,856
2.550%, 2/4/30	500,000	412,184
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	398,533
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	361,468
Huntington National Bank (The)
(SOFR + 1.21%), 4.008%, 5/16/25 (k)	250,000	244,984
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)(x)	250,000	241,162

Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	475,550
ING Groep NV
3.550%, 4/9/24	750,000	733,443
(SOFR + 1.64%), 3.869%, 3/28/26 (k)	500,000	480,515
3.950%, 3/29/27	1,250,000	1,183,713
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	330,456
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	466,441
4.050%, 4/9/29	560,000	515,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	$265,000	$211,070
JPMorgan Chase & Co.
(SOFR + 0.42%), 0.563%, 2/16/25 (k)	975,000	919,610
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	2,365,000	2,303,482
(SOFR + 0.54%), 0.824%, 6/1/25 (k)	1,345,000	1,256,296
(SOFR + 0.98%), 3.845%, 6/14/25 (k)	800,000	781,996
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25 (k)	1,750,000	1,633,094
(SOFR + 0.49%), 0.768%, 8/9/25 (k)	2,665,000	2,461,668
(SOFR + 1.16%), 2.301%, 10/15/25 (k)	1,500,000	1,416,078
(SOFR + 0.61%), 1.561%, 12/10/25 (k)	2,000,000	1,854,682
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	1,250,000	1,248,163
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	500,000	470,644
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26 (k)	555,000	514,585
3.300%, 4/1/26	2,000,000	1,902,192
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	1,000,000	971,948
3.200%, 6/15/26	1,750,000	1,654,188
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	1,250,000	1,102,413
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)	1,250,000	1,090,706
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,041,895
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	925,000	800,953
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	271,906
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	951,651
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	2,750,000	2,542,453
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,528,129
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	7,000,000	6,370,187

(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	1,500,000	1,386,535
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	929,292
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	1,500,000	1,400,585
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	1,000,000	941,461
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30 (k)	625,000	562,515
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	522,426
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,454,834
(SOFR + 2.52%), 2.956%, 5/13/31 (k)	815,000	673,185
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	950,783
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	575,822
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	928,869
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,168,321
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	700,000	572,534
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	773,194
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	960,000	944,221
KeyBank NA
3.300%, 6/1/25	250,000	239,914
4.150%, 8/8/25	535,000	522,003
3.400%, 5/20/26	1,000,000	941,101
4.390%, 12/14/27	100,000	96,372
4.900%, 8/8/32	500,000	464,534
KeyCorp
(SOFR + 1.25%), 3.878%, 5/23/25 (k)	215,000	210,317
4.150%, 10/29/25	310,000	302,614
2.250%, 4/6/27 (x)	750,000	667,214
Korea Development Bank (The)
3.750%, 1/22/24	500,000	493,375
3.250%, 2/19/24	350,000	343,066
0.400%, 3/9/24	220,000	208,655
0.400%, 6/19/24 (x)	425,000	397,889
2.125%, 10/1/24	390,000	371,631
0.750%, 1/25/25	500,000	457,281
1.750%, 2/18/25	250,000	233,580
2.000%, 2/24/25	850,000	798,396
4.000%, 9/8/25	465,000	452,882
0.800%, 4/27/26	300,000	263,751
0.800%, 7/19/26	500,000	435,655
1.000%, 9/9/26	400,000	349,240
2.250%, 2/24/27	700,000	632,191
1.375%, 4/25/27	500,000	431,656
1.625%, 1/19/31	500,000	393,075
2.000%, 10/25/31	500,000	396,344
4.250%, 9/8/32	500,000	474,240
Kreditanstalt fuer Wiederaufbau
2.625%, 2/28/24 (x)	2,125,000	2,072,728

0.250%, 3/8/24	1,635,000	1,549,948
1.375%, 8/5/24	2,250,000	2,137,331
3.375%, 8/23/24	625,000	612,243
0.500%, 9/20/24	2,000,000	1,865,063
2.500%, 11/20/24 (x)	5,000,000	4,815,027
1.250%, 1/31/25	3,500,000	3,278,862
3.125%, 6/10/25	1,500,000	1,456,965
0.375%, 7/18/25	920,000	832,574
0.625%, 1/22/26 (x)	3,600,000	3,226,347
3.000%, 5/20/27	1,575,000	1,505,134
2.875%, 4/3/28 (x)	1,750,000	1,648,690
1.750%, 9/14/29	525,000	455,168
0.750%, 9/30/30	400,000	313,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Landwirtschaftliche Rentenbank
2.000%, 1/13/25	$3,000,000	$2,859,219
0.875%, 3/30/26 (x)	600,000	537,451
1.750%, 7/27/26	500,000	458,793
0.875%, 9/3/30	750,000	592,420
Series 40
0.500%, 5/27/25 (x)	730,000	666,012
Lloyds Banking Group plc
3.900%, 3/12/24	400,000	392,618
4.450%, 5/8/25	575,000	563,331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)	1,000,000	971,159
4.582%, 12/10/25	1,000,000	967,015
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26 (k)	500,000	474,699
4.650%, 3/24/26	1,750,000	1,676,772
3.750%, 1/11/27	1,385,000	1,288,377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	367,701
4.375%, 3/22/28	1,350,000	1,276,990
4.550%, 8/16/28	850,000	800,215
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	1,750,000	1,577,548
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	325,566
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	956,819
5.400%, 11/21/25	250,000	251,733
3.400%, 8/17/27	330,000	302,723
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	750,000	733,973
2.801%, 7/18/24	1,000,000	962,474
2.193%, 2/25/25	1,000,000	935,273
3.777%, 3/2/25 (x)	1,000,000	973,396
1.412%, 7/17/25	430,000	390,937
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25 (k)	400,000	395,857
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25 (k)	500,000	465,153

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.063%, 9/12/25 (k)	400,000	397,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25 (k)	760,000	700,658
3.850%, 3/1/26	216,000	207,291
2.757%, 9/13/26 (x)	1,250,000	1,143,562
3.677%, 2/22/27	1,000,000	948,736
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)	500,000	435,101
3.287%, 7/25/27	1,000,000	924,867
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,298,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	528,999
3.961%, 3/2/28 (x)	1,500,000	1,417,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	391,264
4.050%, 9/11/28 (x)	1,000,000	949,922
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	400,000	396,815
3.741%, 3/7/29	750,000	694,126
3.195%, 7/18/29	1,000,000	882,006
2.559%, 2/25/30	1,000,000	827,974
2.048%, 7/17/30	460,000	364,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	399,940
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	383,553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	600,000	591,458
Mizuho Financial Group, Inc.
(SOFR + 1.24%), 2.839%, 7/16/25 (k)	750,000	715,653
(SOFR + 1.36%), 2.555%, 9/13/25 (k)	500,000	472,766
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26 (k)(x)	500,000	465,175
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)	300,000	276,300
2.839%, 9/13/26	850,000	773,263
3.663%, 2/28/27	1,000,000	932,126
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)	500,000	433,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)	750,000	654,475
3.170%, 9/11/27 (x)	1,250,000	1,133,367
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29 (k)	1,000,000	925,245

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	434,036
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30 (k)	750,000	643,387
(SOFR + 1.77%), 2.201%, 7/10/31 (k)	500,000	391,672
(SOFR + 1.53%), 1.979%, 9/8/31 (k)	300,000	229,660
2.564%, 9/13/31	310,000	237,997
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	574,133
National Australia Bank Ltd.
3.500%, 6/9/25	250,000	242,032
3.375%, 1/14/26	750,000	717,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.500%, 7/12/26	$1,500,000	$1,383,067
3.905%, 6/9/27	500,000	477,849
National Bank of Canada
0.750%, 8/6/24	300,000	279,336
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)	1,000,000	976,062
4.800%, 4/5/26	1,750,000	1,710,926
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	911,305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	263,122
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	198,006
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	3,050,000	2,875,719
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	682,285
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	352,419
2.875%, 5/23/25	1,000,000	964,250
0.375%, 9/17/25	910,000	817,398
0.500%, 2/2/26	935,000	831,171
3.625%, 9/9/27	409,000	399,389
PNC Bank NA
2.500%, 8/27/24	500,000	480,170
2.950%, 2/23/25	250,000	240,531
3.875%, 4/10/25	1,000,000	973,403
3.250%, 6/1/25	500,000	483,217
3.100%, 10/25/27	500,000	468,427
2.700%, 10/22/29	395,000	334,408
PNC Financial Services Group, Inc. (The)
3.500%, 1/23/24	175,000	172,296
3.900%, 4/29/24	500,000	493,678
2.200%, 11/1/24	500,000	478,644
2.600%, 7/23/26	350,000	324,093
1.150%, 8/13/26 (x)	500,000	438,851
3.150%, 5/19/27 (x)	750,000	700,547
3.450%, 4/23/29 (x)	750,000	686,615
2.550%, 1/22/30	750,000	635,645
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	811,281
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	462,113
Regions Financial Corp.
2.250%, 5/18/25	300,000	280,489
1.800%, 8/12/28 (x)	500,000	424,476
Royal Bank of Canada
0.425%, 1/19/24 (x)	645,000	615,833
2.550%, 7/16/24	750,000	724,010
3.970%, 7/26/24 (x)	375,000	369,660
0.650%, 7/29/24	500,000	468,096
0.750%, 10/7/24 (x)	500,000	465,228
2.250%, 11/1/24	750,000	715,359
1.600%, 1/21/25	500,000	466,888
3.375%, 4/14/25 (x)	500,000	483,760
1.150%, 6/10/25 (x)	530,000	484,993
0.875%, 1/20/26	750,000	666,494
4.650%, 1/27/26 (x)	2,000,000	1,972,570
1.200%, 4/27/26 (x)	750,000	667,075
1.150%, 7/14/26 (x)	750,000	661,518
1.400%, 11/2/26 (x)	500,000	440,670
2.050%, 1/21/27	500,000	449,164
3.625%, 5/4/27	500,000	475,283
4.240%, 8/3/27	500,000	485,694
2.300%, 11/3/31 (x)	500,000	402,921
Santander Holdings USA, Inc.
3.500%, 6/7/24	350,000	340,302
3.450%, 6/2/25	500,000	475,962
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25 (k)	370,000	359,348
4.500%, 7/17/25	1,500,000	1,466,292
(SOFR + 2.33%), 5.807%, 9/9/26 (k)	295,000	293,333
4.400%, 7/13/27	485,000	463,492
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	223,825
Santander UK Group Holdings plc
(SOFR + 0.79%), 1.089%, 3/15/25 (k)	500,000	467,104
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)	1,000,000	879,786
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	849,905
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	427,176
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	666,575
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	386,657
Santander UK plc
4.000%, 3/13/24	1,000,000	986,619
Signature Bank (AMERIBOR Unsecured Rate 3 Month + 3.89%), 4.000%, 10/15/30 (k)	250,000	230,816
Sumitomo Mitsui Banking Corp.
3.400%, 7/11/24	1,000,000	971,054
3.650%, 7/23/25	750,000	720,123
Sumitomo Mitsui Financial Group, Inc.
0.508%, 1/12/24	200,000	190,420
2.696%, 7/16/24	1,000,000	959,502
2.448%, 9/27/24	350,000	332,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.348%, 1/15/25	$400,000	$377,765
1.474%, 7/8/25	925,000	841,801
0.948%, 1/12/26	500,000	440,662
1.402%, 9/17/26	1,000,000	870,895
3.010%, 10/19/26	1,000,000	922,682
2.174%, 1/14/27	220,000	195,503
3.364%, 7/12/27 (x)	750,000	689,747
3.352%, 10/18/27 (x)	750,000	692,760
1.902%, 9/17/28	1,000,000	823,630
4.306%, 10/16/28	750,000	712,447
2.472%, 1/14/29	500,000	420,933
3.040%, 7/16/29	1,000,000	868,207
3.202%, 9/17/29	350,000	301,888
2.724%, 9/27/29	350,000	295,168
2.750%, 1/15/30	400,000	336,631
2.130%, 7/8/30	750,000	595,661
1.710%, 1/12/31	500,000	379,033
2.222%, 9/17/31 (x)	1,000,000	774,690
SVB Financial Group
1.800%, 10/28/26	400,000	349,317
(United States SOFR Compounded Index + 1.71%), 4.345%, 4/29/28 (k)	500,000	478,776
2.100%, 5/15/28 (x)	590,000	487,997
3.125%, 6/5/30 (x)	300,000	247,093
1.800%, 2/2/31	565,000	407,493
(United States SOFR Compounded Index + 1.97%), 4.570%, 4/29/33 (k)(x)	500,000	448,434
Toronto-Dominion Bank (The)
0.550%, 3/4/24 (x)	750,000	712,821
2.350%, 3/8/24	500,000	485,106
3.250%, 3/11/24 (x)	750,000	735,204
2.650%, 6/12/24	750,000	725,871
0.700%, 9/10/24	750,000	698,450
4.285%, 9/13/24	400,000	395,360
1.250%, 12/13/24 (x)	195,000	181,398
1.450%, 1/10/25	500,000	466,158
3.766%, 6/6/25	500,000	486,006
1.150%, 6/12/25 (x)	750,000	684,401
0.750%, 9/11/25 (x)	1,000,000	894,576
0.750%, 1/6/26	1,000,000	883,324
1.200%, 6/3/26 (x)	1,025,000	904,426
1.250%, 9/10/26	750,000	656,700
1.950%, 1/12/27 (x)	500,000	445,239
2.800%, 3/10/27 (x)	500,000	459,248
4.108%, 6/8/27 (x)	500,000	482,999
4.693%, 9/15/27	400,000	395,224
2.000%, 9/10/31 (x)	500,000	392,451
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	925,374
2.450%, 1/12/32 (x)	500,000	405,878
3.200%, 3/10/32 (x)	500,000	431,618
4.456%, 6/8/32 (x)	265,000	252,645
Truist Bank
3.200%, 4/1/24	750,000	731,999
2.150%, 12/6/24	600,000	570,541
1.500%, 3/10/25	750,000	696,122
4.050%, 11/3/25	185,000	181,689
3.800%, 10/30/26	300,000	284,328
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29 (k)	350,000	327,888
2.250%, 3/11/30	535,000	434,386
Truist Financial Corp.
2.500%, 8/1/24	750,000	721,080
2.850%, 10/26/24	500,000	482,529
4.000%, 5/1/25	600,000	588,236
3.700%, 6/5/25	750,000	728,679
1.200%, 8/5/25	500,000	457,128
(SOFR + 1.46%), 4.260%, 7/28/26 (k)	500,000	490,563
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	849,429
(SOFR + 1.37%), 4.123%, 6/6/28 (k)	315,000	301,007
3.875%, 3/19/29	750,000	692,276
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	316,012
1.950%, 6/5/30	335,000	270,016
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	469,874
US Bancorp
3.700%, 1/30/24	500,000	493,085
2.400%, 7/30/24	750,000	722,136
3.600%, 9/11/24	1,000,000	981,257
1.450%, 5/12/25	600,000	556,347
3.950%, 11/17/25	500,000	491,035
3.100%, 4/27/26	1,415,000	1,338,434
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	359,500
3.900%, 4/26/28 (x)	650,000	622,802
(SOFR + 1.66%), 4.548%, 7/22/28 (k)	500,000	486,667
1.375%, 7/22/30 (x)	600,000	465,519
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	328,874
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	333,288
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	765,101
US Bank NA
2.050%, 1/21/25	1,000,000	943,541
2.800%, 1/27/25	1,000,000	964,163
Webster Financial Corp.
4.100%, 3/25/29	500,000	452,254
Wells Fargo & Co.
(SOFR + 0.51%), 0.805%, 5/19/25 (k)	180,000	168,804
(SOFR + 1.09%), 2.406%, 10/30/25 (k)	1,105,000	1,047,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	$1,250,000	$1,166,325
3.000%, 4/22/26	4,000,000	3,739,104
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	1,470,000	1,429,408
(SOFR + 1.56%), 4.540%, 8/15/26 (k)	375,000	366,960
3.000%, 10/23/26	1,500,000	1,388,634
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	1,110,000	1,031,922
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	660,178
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	8,035,000	7,449,505
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	893,408
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	647,584
4.150%, 1/24/29	1,350,000	1,272,640
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,066,451
(SOFR + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,174,128
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,805,759
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	593,373
Westpac Banking Corp.
1.019%, 11/18/24 (x)	335,000	311,947
3.735%, 8/26/25	1,500,000	1,457,426
2.850%, 5/13/26	750,000	703,182
1.150%, 6/3/26	500,000	441,851
3.350%, 3/8/27	1,250,000	1,178,833
4.043%, 8/26/27	1,500,000	1,453,644
1.953%, 11/20/28	500,000	427,136
2.650%, 1/16/30	350,000	304,810
2.150%, 6/3/31 (x)	500,000	414,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,489,841
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	226,663
Zions Bancorp NA
3.250%, 10/29/29	500,000	409,725

		444,221,751

Capital Markets (3.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	346,403
3.300%, 6/15/30	210,000	176,600
Ameriprise Financial, Inc.
3.700%, 10/15/24	750,000	733,573
2.875%, 9/15/26	500,000	465,199
4.500%, 5/13/32	90,000	87,540
Ares Capital Corp.
4.200%, 6/10/24	560,000	541,534
4.250%, 3/1/25	500,000	474,189
3.250%, 7/15/25	500,000	461,864
3.875%, 1/15/26	1,000,000	918,334
2.150%, 7/15/26	285,000	241,798
2.875%, 6/15/27	500,000	426,144
2.875%, 6/15/28	500,000	402,443
3.200%, 11/15/31	500,000	368,775
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	346,643
2.550%, 10/13/26	500,000	411,567
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	675,000	644,135
3.350%, 4/25/25	500,000	484,728
(SOFR + 0.57%), 3.430%, 6/13/25 (k)	500,000	488,640
0.750%, 1/28/26	500,000	442,745
2.800%, 5/4/26	750,000	703,408
(SOFR + 1.35%), 4.414%, 7/24/26 (k)	240,000	236,290
1.050%, 10/15/26 (x)	1,000,000	869,272
2.050%, 1/26/27 (x)	400,000	359,098
3.250%, 5/16/27	700,000	659,610
3.850%, 4/28/28	850,000	813,968
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	483,841
3.850%, 4/26/29 (x)	500,000	468,612
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	140,935
1.650%, 1/28/31 (x)	500,000	390,320
1.800%, 7/28/31 (x)	750,000	583,485
2.500%, 1/26/32	200,000	163,212
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	467,944
Series J 0.850%, 10/25/24 (x)	500,000	466,425
1.900%, 1/25/29	500,000	419,214
BGC Partners, Inc.
3.750%, 10/1/24	200,000	191,452
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,377,371
3.200%, 3/15/27	347,000	328,264
3.250%, 4/30/29	445,000	411,156
Blackstone Private Credit Fund
2.350%, 11/22/24 (x)	500,000	459,311
2.700%, 1/15/25	190,000	174,780
4.700%, 3/24/25 (x)	250,000	240,953
2.625%, 12/15/26	1,000,000	827,502
3.250%, 3/15/27	500,000	420,846
4.000%, 1/15/29	250,000	206,044
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	230,658
2.750%, 9/16/26 (x)	1,000,000	879,652
2.125%, 2/15/27	500,000	413,301
2.850%, 9/30/28 (x)	500,000	388,631
Brookfield Corp.
4.000%, 1/15/25	600,000	586,660
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	737,528
3.900%, 1/25/28 (x)	500,000	460,383
4.350%, 4/15/30	2,000,000	1,820,701
2.724%, 4/15/31 (x)	230,000	184,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Cboe Global Markets, Inc.
3.650%, 1/12/27	$650,000	$620,953
3.000%, 3/16/32	500,000	419,466
Charles Schwab Corp. (The)
3.550%, 2/1/24	650,000	639,817
3.750%, 4/1/24	750,000	739,096
3.000%, 3/10/25	150,000	144,353
3.625%, 4/1/25	1,000,000	974,981
3.850%, 5/21/25	750,000	734,120
0.900%, 3/11/26	1,335,000	1,184,771
1.150%, 5/13/26	375,000	333,896
3.200%, 3/2/27	500,000	470,961
2.450%, 3/3/27	210,000	191,920
3.300%, 4/1/27 (x)	455,000	429,827
2.000%, 3/20/28 (x)	1,200,000	1,055,469
3.250%, 5/22/29	500,000	453,933
2.300%, 5/13/31	750,000	615,867
2.900%, 3/3/32	280,000	238,628
CI Financial Corp.
3.200%, 12/17/30	565,000	431,755
CME Group, Inc.
3.000%, 3/15/25 (x)	1,000,000	967,288
3.750%, 6/15/28	350,000	337,649
2.650%, 3/15/32	355,000	298,604
Credit Suisse AG
0.495%, 2/2/24	1,115,000	1,030,228
4.750%, 8/9/24	500,000	478,288
3.700%, 2/21/25	375,000	345,597
2.950%, 4/9/25 (x)	1,000,000	901,223
1.250%, 8/7/26	600,000	489,629
5.000%, 7/9/27 (x)	500,000	456,135
Credit Suisse Group AG
3.750%, 3/26/25	750,000	676,361
4.550%, 4/17/26	2,000,000	1,768,711
Deutsche Bank AG
0.898%, 5/28/24	375,000	351,010
3.700%, 5/30/24	1,500,000	1,458,025
4.162%, 5/13/25	315,000	308,290
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	750,000	717,092
4.100%, 1/13/26	1,000,000	954,579
1.686%, 3/19/26	180,000	160,899
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	335,000	333,518
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	1,055,000	930,924
5.371%, 9/9/27	500,000	504,051
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	432,163
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	851,637
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	1,896,804
Eaton Vance Corp.
3.500%, 4/6/27	250,000	233,249
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,190,744
1.600%, 10/30/30	600,000	461,720
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	242,611
1.650%, 10/12/24	300,000	270,508
4.125%, 2/1/25	500,000	470,552
3.400%, 1/15/26	500,000	443,627
2.625%, 1/15/27	500,000	416,894
3.250%, 7/15/27	500,000	419,166
3.125%, 10/12/28	300,000	240,887
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	240,754
2.875%, 1/15/26	250,000	229,763
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,000,000	1,963,118
3.500%, 1/23/25	3,250,000	3,144,119
(SOFR + 0.73%), 1.757%, 1/24/25 (k)	555,000	531,646
3.750%, 5/22/25	2,400,000	2,320,832
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,830,000	1,763,173
(SOFR + 0.61%), 0.855%, 2/12/26 (k)	915,000	827,456
3.750%, 2/25/26	580,000	558,134
3.500%, 11/16/26	1,815,000	1,701,854
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	1,000,000	882,199
3.850%, 1/26/27	2,240,000	2,132,316
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	877,143
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,078,369
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	927,340
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	404,954
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	1,000,000	930,757
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	1,000,000	928,478
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	2,000,000	1,859,258
2.600%, 2/7/30	6,515,000	5,456,718
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	433,595
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	853,018
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,665,359
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	569,830
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	813,038
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	240,864
2.500%, 8/24/26	910,000	777,584
2.050%, 2/15/27	500,000	407,866
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	287,046
Intercontinental Exchange, Inc.
3.650%, 5/23/25	290,000	283,894
3.750%, 12/1/25	610,000	593,269
4.000%, 9/15/27	600,000	579,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.750%, 9/21/28	$535,000	$505,392
4.350%, 6/15/29	250,000	242,350
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	648,450
2.625%, 10/15/31	1,500,000	1,153,748
Lazard Group LLC
4.500%, 9/19/28	350,000	326,402
4.375%, 3/11/29	500,000	462,773
Legg Mason, Inc.
4.750%, 3/15/26	250,000	250,888
Main Street Capital Corp.
3.000%, 7/14/26	1,125,000	974,452
Moody’s Corp.
4.875%, 2/15/24	500,000	498,946
2.000%, 8/19/31	1,250,000	993,104
4.250%, 8/8/32 (x)	250,000	234,259
Morgan Stanley
(SOFR + 1.16%), 3.620%, 4/17/25 (k)	750,000	731,565
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	1,500,000	1,398,737
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	500,000	478,488
4.000%, 7/23/25 (x)	505,000	493,043
(SOFR + 0.56%), 1.164%, 10/21/25 (k)	930,000	857,605
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	750,000	705,092
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	460,000	452,079
3.125%, 7/27/26	3,000,000	2,799,133
(SOFR + 1.77%), 6.138%, 10/16/26 (k)	1,000,000	1,021,454
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	2,750,000	2,408,430
3.625%, 1/20/27	4,000,000	3,777,448
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,492,303
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	2,000,000	1,738,833
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	919,039
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	870,000	827,811
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,029,023
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	1,800,000	1,659,320
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	950,000	889,118
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	6,640,000	5,503,492
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,746,495
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,529,137
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	721,387
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	663,667
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	706,612
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	967,577
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	906,520
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	718,021
Series I
(SOFR + 0.75%), 0.864%, 10/21/25 (k)	345,000	316,479
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27 (x)	250,000	237,336
4.500%, 6/20/28	350,000	341,442
Nasdaq, Inc.
3.850%, 6/30/26	145,000	140,139
1.650%, 1/15/31 (x)	750,000	573,789
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	359,158
5.099%, 7/3/25	750,000	742,383
1.851%, 7/16/25	1,500,000	1,365,464
1.653%, 7/14/26	1,250,000	1,086,451
2.329%, 1/22/27	500,000	439,541
5.386%, 7/6/27	500,000	492,224
2.172%, 7/14/28	670,000	552,317
2.710%, 1/22/29	500,000	417,401
3.103%, 1/16/30	750,000	628,048
2.679%, 7/16/30	1,000,000	798,318
2.608%, 7/14/31	685,000	530,023
2.999%, 1/22/32	500,000	395,603
Northern Trust Corp.
4.000%, 5/10/27	335,000	327,121
3.650%, 8/3/28	500,000	473,873
3.150%, 5/3/29 (x)	500,000	455,102
1.950%, 5/1/30	560,000	461,210
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	425,678
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	75,986
2.700%, 1/15/27 (x)	500,000	425,813
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	295,694
4.000%, 3/30/25	250,000	234,588
3.750%, 7/22/25	350,000	323,994
4.250%, 1/15/26	250,000	231,081
3.400%, 7/15/26	500,000	438,594
2.625%, 1/15/27 (x)	500,000	413,067
2.875%, 6/11/28	750,000	589,199
OWL Rock Core Income Corp.
5.500%, 3/21/25	250,000	242,402
4.700%, 2/8/27	300,000	269,399
Prospect Capital Corp.
3.706%, 1/22/26	250,000	219,278
3.364%, 11/15/26	270,000	224,816
3.437%, 10/15/28	500,000	385,011
S&P Global, Inc.
2.450%, 3/1/27§	235,000	214,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.700%, 3/1/29§	$500,000	$440,961
1.250%, 8/15/30	975,000	753,369
2.900%, 3/1/32§	350,000	298,975
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24 (x)	500,000	479,392
2.500%, 8/1/26	310,000	270,303
Stifel Financial Corp.
4.250%, 7/18/24	700,000	686,265
4.000%, 5/15/30	500,000	433,652

		155,947,592

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
4.875%, 1/16/24	445,000	440,626
3.150%, 2/15/24	700,000	676,988
2.875%, 8/14/24	350,000	331,804
1.650%, 10/29/24	1,300,000	1,200,552
3.500%, 1/15/25	600,000	572,811
6.500%, 7/15/25	1,290,000	1,300,735
4.450%, 10/1/25	350,000	334,658
1.750%, 1/30/26	655,000	577,479
4.450%, 4/3/26	500,000	478,717
2.450%, 10/29/26	795,000	695,758
3.650%, 7/21/27	1,000,000	906,281
4.625%, 10/15/27	500,000	466,489
3.875%, 1/23/28	500,000	447,464
3.000%, 10/29/28	390,000	327,429
Series 3NC1
1.750%, 10/29/24	645,000	593,535
Ally Financial, Inc.
5.800%, 5/1/25	1,000,000	996,477
4.750%, 6/9/27	500,000	466,897
2.200%, 11/2/28	250,000	195,606
American Express Co.
3.400%, 2/22/24	750,000	737,640
3.375%, 5/3/24	275,000	269,555
2.500%, 7/30/24	500,000	482,272
3.000%, 10/30/24	750,000	725,671
2.250%, 3/4/25	200,000	188,988
3.950%, 8/1/25	750,000	734,860
4.200%, 11/6/25	1,075,000	1,061,683
3.125%, 5/20/26	500,000	473,003
1.650%, 11/4/26 (x)	1,460,000	1,297,796
2.550%, 3/4/27	335,000	304,590
3.300%, 5/3/27 (x)	1,150,000	1,078,337
4.050%, 5/3/29	335,000	319,661
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	255,281
American Honda Finance Corp.
3.550%, 1/12/24	500,000	493,235
2.900%, 2/16/24	500,000	488,819
2.400%, 6/27/24	500,000	481,930
0.550%, 7/12/24	350,000	327,653
2.150%, 9/10/24	350,000	334,357
1.500%, 1/13/25	500,000	468,150
1.200%, 7/8/25	750,000	686,015
1.000%, 9/10/25	500,000	451,632
1.300%, 9/9/26	415,000	365,895
2.300%, 9/9/26	720,000	658,800
2.350%, 1/8/27	500,000	454,417
1.800%, 1/13/31 (x)	350,000	278,777
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	255,167
Capital One Financial Corp.
3.900%, 1/29/24	750,000	740,588
3.750%, 4/24/24	1,000,000	980,672
3.300%, 10/30/24	350,000	338,536
4.250%, 4/30/25	850,000	834,495
(SOFR + 1.37%), 4.166%, 5/9/25 (k)	500,000	487,659
4.200%, 10/29/25	750,000	725,943
(SOFR + 1.29%), 2.636%, 3/3/26 (k)	435,000	407,486
(SOFR + 2.16%), 4.985%, 7/24/26 (k)	500,000	489,539
3.750%, 3/9/27	1,150,000	1,090,843
3.650%, 5/11/27 (x)	500,000	471,405
(SOFR + 0.86%), 1.878%, 11/2/27 (k)	1,000,000	876,561
3.800%, 1/31/28	1,000,000	937,391
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	483,255
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	430,884
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	480,617
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	720,566
(SOFR + 1.27%), 2.618%, 11/2/32 (k)(x)	1,000,000	769,272
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	500,000	463,944
Caterpillar Financial Services Corp.
0.950%, 1/10/24	400,000	384,282
0.450%, 5/17/24	350,000	329,711
2.850%, 5/17/24	350,000	340,654
0.600%, 9/13/24 (x)	400,000	372,783
3.250%, 12/1/24	500,000	486,216
3.400%, 5/13/25	500,000	486,142
1.450%, 5/15/25 (x)	750,000	696,367
3.650%, 8/12/25	500,000	487,486
0.800%, 11/13/25 (x)	350,000	314,232
2.400%, 8/9/26	250,000	231,410
1.150%, 9/14/26 (x)	400,000	352,882
1.700%, 1/8/27 (x)	355,000	319,047
3.600%, 8/12/27	500,000	478,101
Discover Financial Services
3.950%, 11/6/24	250,000	243,690
3.750%, 3/4/25	350,000	336,389
4.500%, 1/30/26	500,000	481,831
4.100%, 2/9/27	565,000	533,004
General Motors Financial Co., Inc.
5.100%, 1/17/24	500,000	498,092
1.050%, 3/8/24	285,000	270,650
1.200%, 10/15/24	235,000	217,711
3.800%, 4/7/25	185,000	178,011
4.350%, 4/9/25	575,000	559,384
2.750%, 6/20/25	1,250,000	1,168,651
4.300%, 7/13/25	1,250,000	1,211,491
6.050%, 10/10/25	500,000	508,568
1.250%, 1/8/26	750,000	660,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
5.250%, 3/1/26	$700,000	$690,952
1.500%, 6/10/26	750,000	651,374
4.000%, 10/6/26	750,000	704,962
4.350%, 1/17/27	835,000	790,883
2.350%, 2/26/27 (x)	500,000	437,286
5.000%, 4/9/27	450,000	436,911
3.850%, 1/5/28	500,000	457,232
2.400%, 4/10/28	600,000	507,130
2.400%, 10/15/28	500,000	415,046
5.650%, 1/17/29	350,000	344,088
4.300%, 4/6/29	500,000	449,462
3.600%, 6/21/30	2,000,000	1,687,958
2.350%, 1/8/31	500,000	378,374
2.700%, 6/10/31	750,000	575,540
John Deere Capital Corp.
0.900%, 1/10/24	295,000	283,235
0.450%, 1/17/24	750,000	716,193
2.600%, 3/7/24	335,000	326,210
0.450%, 6/7/24	490,000	460,802
3.350%, 6/12/24	650,000	636,970
2.650%, 6/24/24	660,000	639,489
0.625%, 9/10/24	140,000	130,703
4.550%, 10/11/24	280,000	278,728
2.050%, 1/9/25	350,000	332,502
1.250%, 1/10/25	295,000	275,795
2.125%, 3/7/25	125,000	118,291
3.400%, 6/6/25	280,000	272,000
4.050%, 9/8/25 (x)	400,000	394,594
3.400%, 9/11/25	350,000	338,798
0.700%, 1/15/26 (x)	500,000	445,627
2.650%, 6/10/26	500,000	465,928
2.350%, 3/8/27	250,000	227,967
1.750%, 3/9/27	175,000	156,180
2.800%, 9/8/27	400,000	369,084
3.050%, 1/6/28	500,000	467,678
3.450%, 3/7/29 (x)	270,000	251,433
2.800%, 7/18/29	325,000	289,780
4.850%, 10/11/29	500,000	504,935
2.450%, 1/9/30 (x)	290,000	250,809
4.350%, 9/15/32	375,000	366,646
PACCAR Financial Corp.
0.350%, 2/2/24	200,000	190,125
0.500%, 8/9/24	140,000	130,651
2.150%, 8/15/24	250,000	239,461
0.900%, 11/8/24	250,000	232,577
1.800%, 2/6/25	175,000	164,879
2.850%, 4/7/25 (x)	500,000	480,584
3.550%, 8/11/25	250,000	242,489
4.950%, 10/3/25 (x)	250,000	251,447
1.100%, 5/11/26	350,000	312,465
2.000%, 2/4/27	350,000	315,774
Synchrony Financial
4.375%, 3/19/24	165,000	162,059
4.250%, 8/15/24	750,000	731,129
4.875%, 6/13/25	325,000	317,129
4.500%, 7/23/25	500,000	480,311
3.700%, 8/4/26	500,000	459,606
3.950%, 12/1/27	1,500,000	1,338,050
5.150%, 3/19/29	250,000	238,551
2.875%, 10/28/31	250,000	187,827
Toyota Motor Credit Corp.
3.350%, 1/8/24	500,000	491,812
0.450%, 1/11/24	750,000	716,653
2.500%, 3/22/24	280,000	271,835
2.900%, 4/17/24	500,000	487,121
0.500%, 6/18/24	500,000	469,272
0.625%, 9/13/24	375,000	349,289
4.400%, 9/20/24	500,000	496,178
2.000%, 10/7/24	500,000	475,704
1.450%, 1/13/25	500,000	468,131
3.400%, 4/14/25	750,000	726,823
3.950%, 6/30/25	435,000	426,321
3.650%, 8/18/25	145,000	140,792
0.800%, 1/9/26	500,000	446,611
1.150%, 8/13/27 (x)	590,000	500,995
3.050%, 1/11/28 (x)	500,000	459,757
1.900%, 4/6/28 (x)	600,000	522,114
3.650%, 1/8/29	500,000	469,845
4.450%, 6/29/29	500,000	491,363
2.150%, 2/13/30	500,000	419,714
1.650%, 1/10/31 (x)	550,000	434,338
2.400%, 1/13/32	500,000	411,412

		82,240,306

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,338,190
Block Financial LLC
5.250%, 10/1/25	500,000	497,817
2.500%, 7/15/28	350,000	297,397
3.875%, 8/15/30	230,000	202,177
Jackson Financial, Inc.
5.170%, 6/8/27 (x)	280,000	276,325
5.670%, 6/8/32	250,000	236,421
National Rural Utilities Cooperative Finance Corp.
2.950%, 2/7/24	210,000	204,940
0.350%, 2/8/24	360,000	341,629
1.875%, 2/7/25	250,000	234,520
3.450%, 6/15/25	285,000	276,071
3.250%, 11/1/25	250,000	238,341
1.000%, 6/15/26 (x)	500,000	440,624
3.050%, 4/25/27	350,000	325,018
3.400%, 2/7/28 (x)	500,000	464,475
3.900%, 11/1/28	250,000	235,308
Series D
1.000%, 10/18/24	310,000	287,991
ORIX Corp.
4.050%, 1/16/24	500,000	493,605
3.250%, 12/4/24	750,000	722,739
3.700%, 7/18/27	400,000	374,979
5.000%, 9/13/27 (x)	200,000	198,856
2.250%, 3/9/31 (x)	350,000	277,112
4.000%, 4/13/32	250,000	221,900
5.200%, 9/13/32	200,000	194,909
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	729,000	718,111
Shell International Finance BV
2.000%, 11/7/24	750,000	714,436
3.250%, 5/11/25	2,500,000	2,423,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.875%, 5/10/26	$1,250,000	$1,178,633
2.500%, 9/12/26	1,000,000	927,625
2.750%, 4/6/30	415,000	366,022
Synchrony Bank
5.400%, 8/22/25	315,000	312,753
5.625%, 8/23/27	250,000	241,847
Voya Financial, Inc.
3.650%, 6/15/26	625,000	591,254

		15,855,313

Insurance (0.9%)
Aflac, Inc.
1.125%, 3/15/26	205,000	181,649
Alleghany Corp.
3.625%, 5/15/30	500,000	463,104
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	239,738
Allstate Corp. (The)
0.750%, 12/15/25	185,000	164,268
3.280%, 12/15/26	500,000	475,405
1.450%, 12/15/30	300,000	228,855
American International Group, Inc.
2.500%, 6/30/25 (x)	500,000	471,267
Aon Corp.
2.850%, 5/28/27	180,000	165,577
4.500%, 12/15/28	650,000	626,414
3.750%, 5/2/29	350,000	325,030
2.800%, 5/15/30	500,000	427,412
2.050%, 8/23/31 (x)	750,000	590,570
2.600%, 12/2/31	355,000	290,790
5.000%, 9/12/32	500,000	496,291
Aon Global Ltd.
3.500%, 6/14/24	350,000	342,418
3.875%, 12/15/25	600,000	584,609
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	477,525
Assurant, Inc.
4.900%, 3/27/28	250,000	239,815
2.650%, 1/15/32	500,000	366,497
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24 (x)	484,000	482,030
Athene Holding Ltd.
4.125%, 1/12/28	750,000	691,099
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	222,632
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	164,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	464,612
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27 (x)	500,000	461,790
1.850%, 3/12/30 (x)	165,000	138,458
1.450%, 10/15/30 (x)	395,000	316,079
2.875%, 3/15/32	500,000	435,161
Brighthouse Financial, Inc.
3.700%, 6/22/27 (x)	2,000,000	1,860,073
5.625%, 5/15/30	145,000	138,168
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	343,989
4.500%, 3/15/29	300,000	278,335
4.200%, 3/17/32	325,000	282,872
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	587,370
3.150%, 3/15/25	1,000,000	965,861
3.350%, 5/3/26	410,000	392,974
1.375%, 9/15/30	1,665,000	1,300,005
CNA Financial Corp.
4.500%, 3/1/26	500,000	493,032
3.450%, 8/15/27	500,000	463,134
3.900%, 5/1/29	210,000	191,804
2.050%, 8/15/30 (x)	170,000	133,572
Enstar Group Ltd.
4.950%, 6/1/29	350,000	319,550
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	236,131
4.625%, 4/29/30 (x)	750,000	680,086
3.375%, 3/3/31	355,000	289,550
5.625%, 8/16/32§	250,000	233,023
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	453,468
3.400%, 6/15/30	300,000	253,260
First American Financial Corp.
4.600%, 11/15/24	500,000	493,687
4.000%, 5/15/30	180,000	154,486
2.400%, 8/15/31	315,000	230,870
Globe Life, Inc.
4.550%, 9/15/28	500,000	486,191
2.150%, 8/15/30	500,000	396,934
4.800%, 6/15/32	150,000	142,196
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	733,058
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	456,833
Kemper Corp.
4.350%, 2/15/25	355,000	345,767
2.400%, 9/30/30	500,000	387,736
3.800%, 2/23/32	500,000	420,110
Lincoln National Corp.
3.625%, 12/12/26	500,000	468,963
3.400%, 3/1/32 (x)	750,000	608,220
Loews Corp.
3.750%, 4/1/26 (x)	300,000	290,545
3.200%, 5/15/30	60,000	53,184
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	974,219
2.484%, 5/19/27	350,000	315,152
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	681,712
3.703%, 3/16/32	500,000	445,071
Markel Corp.
3.500%, 11/1/27	350,000	321,425
3.350%, 9/17/29	90,000	78,191
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	493,131
3.500%, 6/3/24	1,000,000	979,776
4.375%, 3/15/29	700,000	677,827
2.375%, 12/15/31	340,000	274,762
Mercury General Corp.
4.400%, 3/15/27	300,000	281,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
MetLife, Inc.
3.000%, 3/1/25	$500,000	$481,537
3.600%, 11/13/25	1,300,000	1,265,157
Old Republic International Corp.
4.875%, 10/1/24	400,000	396,410
3.875%, 8/26/26	500,000	473,674
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	316,035
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	327,509
3.700%, 5/15/29 (x)	375,000	349,329
2.125%, 6/15/30 (x)	750,000	615,343
Progressive Corp. (The)
2.500%, 3/15/27	290,000	265,952
3.000%, 3/15/32 (x)	350,000	305,459
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	225,310
3.878%, 3/27/28	650,000	621,879
2.100%, 3/10/30	235,000	192,819
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	978,250
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)	2,500,000	2,371,934
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	157,938
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)(x)	350,000	339,937
Prudential plc
3.125%, 4/14/30	1,500,000	1,302,000
3.625%, 3/24/32	500,000	441,344
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	160,208
3.150%, 6/15/30	175,000	148,747
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	242,540
3.450%, 7/1/27	195,000	182,189
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	450,165
Trinity Acquisition plc
4.400%, 3/15/26	250,000	242,549
Unum Group
4.000%, 6/15/29	180,000	163,432
Willis North America, Inc.
3.600%, 5/15/24	550,000	534,712
4.650%, 6/15/27	200,000	193,139
4.500%, 9/15/28	500,000	471,039
2.950%, 9/15/29	540,000	452,763

		46,289,857

Thrifts & Mortgage Finance (0.0%)†
BPCE SA
4.000%, 4/15/24	1,250,000	1,229,312
3.375%, 12/2/26	500,000	467,867

		1,697,179

Total Financials		746,251,998

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.
3.850%, 6/15/24	1,250,000	1,230,193
2.600%, 11/21/24	2,790,000	2,672,734
3.800%, 3/15/25	1,125,000	1,098,085
3.200%, 5/14/26	1,500,000	1,419,704
2.950%, 11/21/26	1,430,000	1,333,114
3.200%, 11/21/29	1,790,000	1,617,229
Amgen, Inc.
3.625%, 5/22/24 (x)	750,000	735,402
1.900%, 2/21/25	265,000	248,738
3.125%, 5/1/25 (x)	250,000	239,978
2.600%, 8/19/26	1,150,000	1,062,474
2.200%, 2/21/27	705,000	634,897
3.200%, 11/2/27	1,250,000	1,159,207
1.650%, 8/15/28	600,000	500,087
3.000%, 2/22/29	290,000	258,300
4.050%, 8/18/29	500,000	469,524
2.450%, 2/21/30	950,000	798,580
3.350%, 2/22/32	290,000	253,552
4.200%, 3/1/33	500,000	462,857
Baxalta, Inc.
4.000%, 6/23/25	239,000	232,699
Biogen, Inc.
4.050%, 9/15/25	570,000	554,920
2.250%, 5/1/30	735,000	598,106
Gilead Sciences, Inc.
3.700%, 4/1/24	1,000,000	983,220
1.200%, 10/1/27 (x)	235,000	199,793
1.650%, 10/1/30	2,790,000	2,221,405
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	1,827,326

		22,812,124

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	966,051
3.875%, 9/15/25	490,000	480,059
3.750%, 11/30/26	978,000	954,686
1.150%, 1/30/28	170,000	144,849
1.400%, 6/30/30	160,000	127,457
Baxter International, Inc.
1.322%, 11/29/24 (x)	500,000	464,464
2.600%, 8/15/26	500,000	462,209
1.915%, 2/1/27	500,000	443,808
2.272%, 12/1/28 (x)	500,000	427,090
Becton Dickinson and Co.
3.363%, 6/6/24	454,000	443,500
3.734%, 12/15/24	508,000	495,123
3.700%, 6/6/27	1,467,000	1,389,505
2.823%, 5/20/30	355,000	306,059
1.957%, 2/11/31	665,000	528,552
4.298%, 8/22/32	105,000	98,976
Boston Scientific Corp.
3.450%, 3/1/24 (x)	274,000	268,886
1.900%, 6/1/25	310,000	289,709
DH Europe Finance II Sarl
2.200%, 11/15/24	500,000	476,413
2.600%, 11/15/29	315,000	276,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Edwards Lifesciences Corp.
4.300%, 6/15/28	$750,000	$718,761
Smith & Nephew plc
2.032%, 10/14/30 (x)	500,000	392,072
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31 (x)	430,000	349,471
Stryker Corp.
1.150%, 6/15/25	500,000	457,570
3.375%, 11/1/25	2,000,000	1,924,778
3.500%, 3/15/26	375,000	361,276
3.650%, 3/7/28 (x)	600,000	570,876
1.950%, 6/15/30 (x)	500,000	407,588
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24	355,000	330,518
2.600%, 11/24/31	500,000	405,362

		14,961,942

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	215,705
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	93,686
Series 2020
2.211%, 6/15/30	150,000	123,779
Aetna, Inc.
3.500%, 11/15/24	500,000	486,468
AmerisourceBergen Corp.
3.400%, 5/15/24 (x)	600,000	586,337
3.450%, 12/15/27 (x)	400,000	372,498
2.800%, 5/15/30	750,000	636,587
2.700%, 3/15/31	600,000	499,218
Banner Health
2.338%, 1/1/30	190,000	159,290
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	39,158
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	118,911
Cardinal Health, Inc.
3.079%, 6/15/24	500,000	485,071
3.410%, 6/15/27	1,250,000	1,165,919
Cigna Corp.
0.613%, 3/15/24	300,000	284,597
4.125%, 11/15/25	525,000	513,474
4.500%, 2/25/26	1,000,000	985,060
1.250%, 3/15/26	500,000	446,352
4.375%, 10/15/28	1,340,000	1,295,585
2.400%, 3/15/30	4,350,000	3,655,067
2.375%, 3/15/31	450,000	369,809
CommonSpirit Health
2.760%, 10/1/24	150,000	144,197
1.547%, 10/1/25	330,000	298,536
6.073%, 11/1/27	390,000	401,187
3.347%, 10/1/29	185,000	161,026
2.782%, 10/1/30	340,000	280,704
CVS Health Corp.
2.625%, 8/15/24	235,000	225,996
4.100%, 3/25/25	961,000	947,502
2.875%, 6/1/26	1,500,000	1,400,715
3.000%, 8/15/26	250,000	233,513
1.300%, 8/21/27	1,500,000	1,274,918
4.300%, 3/25/28	2,587,000	2,500,646
3.250%, 8/15/29	335,000	300,790
1.750%, 8/21/30	2,000,000	1,577,848
Elevance Health, Inc.
3.350%, 12/1/24 (x)	500,000	485,701
2.375%, 1/15/25	555,000	526,886
1.500%, 3/15/26	750,000	673,775
3.650%, 12/1/27	715,000	674,402
2.875%, 9/15/29	200,000	176,296
2.250%, 5/15/30	165,000	137,446
2.550%, 3/15/31	750,000	630,930
4.100%, 5/15/32	1,000,000	933,517
HCA, Inc.
5.000%, 3/15/24	1,360,000	1,348,467
5.250%, 4/15/25	945,000	940,530
5.250%, 6/15/26	1,000,000	988,390
4.500%, 2/15/27	820,000	791,275
3.125%, 3/15/27§	235,000	213,934
3.375%, 3/15/29§	335,000	295,161
4.125%, 6/15/29	525,000	476,858
2.375%, 7/15/31	750,000	581,250
3.625%, 3/15/32§	500,000	422,664
Humana, Inc.
1.350%, 2/3/27	540,000	467,739
3.950%, 3/15/27	375,000	359,181
5.750%, 3/1/28	200,000	204,125
3.700%, 3/23/29	625,000	573,904
3.125%, 8/15/29	625,000	550,060
5.875%, 3/1/33	200,000	206,613
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	351,815
Laboratory Corp. of America Holdings
3.250%, 9/1/24	750,000	724,975
2.300%, 12/1/24	250,000	236,693
1.550%, 6/1/26	1,070,000	948,289
McKesson Corp.
0.900%, 12/3/25	295,000	262,650
1.300%, 8/15/26	1,665,000	1,464,242
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	112,581
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	375,584
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	386,051
3.450%, 6/1/26	775,000	737,826
Sutter Health
Series 20A
1.321%, 8/15/25 (x)	350,000	316,732
2.294%, 8/15/30	415,000	335,907
UnitedHealth Group, Inc.
3.500%, 2/15/24	200,000	197,169
0.550%, 5/15/24	665,000	628,135
2.375%, 8/15/24	250,000	240,697
3.750%, 7/15/25	1,000,000	977,789
3.700%, 12/15/25	200,000	195,150
1.250%, 1/15/26	265,000	240,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.100%, 3/15/26	$500,000	$476,242
1.150%, 5/15/26 (x)	750,000	670,260
3.450%, 1/15/27	750,000	715,462
3.700%, 5/15/27 (x)	350,000	338,774
2.950%, 10/15/27	1,000,000	923,837
5.250%, 2/15/28	715,000	734,169
3.875%, 12/15/28	250,000	238,814
4.000%, 5/15/29	390,000	373,727
2.875%, 8/15/29	770,000	688,161
2.000%, 5/15/30	395,000	327,344
2.300%, 5/15/31 (x)	750,000	626,350
4.200%, 5/15/32	315,000	300,703
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	536,388

		50,621,961

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29 (x)	175,000	151,392
2.100%, 6/4/30 (x)	290,000	235,455
2.300%, 3/12/31	750,000	607,671
Danaher Corp.
3.350%, 9/15/25	310,000	298,739
Illumina, Inc.
2.550%, 3/23/31	225,000	179,927
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	273,556
3.300%, 9/15/29	625,000	546,332
2.550%, 3/15/31	415,000	336,340
2.250%, 9/15/31 (x)	355,000	277,826
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24 (x)	1,500,000	1,408,360
1.750%, 10/15/28	890,000	756,102

		5,071,700

Pharmaceuticals (0.8%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	377,135
1.200%, 5/28/26	250,000	222,821
1.750%, 5/28/28	400,000	343,822
2.250%, 5/28/31	325,000	270,718
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,448,196
0.700%, 4/8/26	1,000,000	882,054
3.125%, 6/12/27 (x)	1,150,000	1,081,819
1.375%, 8/6/30	1,000,000	792,741
Bristol-Myers Squibb Co.
2.900%, 7/26/24	708,000	688,119
0.750%, 11/13/25 (x)	600,000	539,645
3.200%, 6/15/26	600,000	572,627
1.125%, 11/13/27 (x)	600,000	513,996
3.900%, 2/20/28	2,750,000	2,646,619
3.400%, 7/26/29	773,000	719,836
1.450%, 11/13/30	355,000	280,582
Eli Lilly and Co.
2.750%, 6/1/25	707,000	675,468
3.375%, 3/15/29	258,000	242,083
GlaxoSmithKline Capital plc
3.000%, 6/1/24	875,000	852,882
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	273,756
3.875%, 5/15/28	500,000	480,688
Johnson & Johnson
2.625%, 1/15/25	750,000	722,712
0.550%, 9/1/25	500,000	451,146
2.450%, 3/1/26	750,000	704,321
2.950%, 3/3/27	2,000,000	1,889,042
0.950%, 9/1/27 (x)	625,000	538,486
1.300%, 9/1/30	705,000	568,207
Merck & Co., Inc.
2.900%, 3/7/24	340,000	332,335
2.750%, 2/10/25	1,000,000	958,328
0.750%, 2/24/26	440,000	390,211
1.700%, 6/10/27	600,000	532,994
1.900%, 12/10/28 (x)	300,000	258,394
3.400%, 3/7/29	750,000	699,110
1.450%, 6/24/30	895,000	717,084
2.150%, 12/10/31	570,000	465,535
Mylan, Inc.
4.550%, 4/15/28	500,000	463,005
Novartis Capital Corp.
1.750%, 2/14/25	750,000	706,729
2.000%, 2/14/27	750,000	683,307
3.100%, 5/17/27	1,000,000	948,915
Pfizer, Inc.
2.950%, 3/15/24	750,000	733,187
3.400%, 5/15/24	1,500,000	1,473,558
0.800%, 5/28/25	315,000	288,291
2.750%, 6/3/26	1,000,000	941,931
3.600%, 9/15/28	1,350,000	1,292,288
3.450%, 3/15/29	1,000,000	943,664
1.700%, 5/28/30 (x)	250,000	206,253
1.750%, 8/18/31 (x)	490,000	395,276
Royalty Pharma plc
1.200%, 9/2/25	715,000	640,978
1.750%, 9/2/27	455,000	386,896
2.200%, 9/2/30	415,000	324,791
Sanofi
3.625%, 6/19/28	750,000	715,845
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26 (x)	2,450,000	2,301,325
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	990,896
2.050%, 3/31/30	470,000	384,641
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,634,710
Viatris, Inc.
1.650%, 6/22/25	535,000	484,369
2.300%, 6/22/27	375,000	321,767
2.700%, 6/22/30	885,000	691,590
Zoetis, Inc.
4.500%, 11/13/25	750,000	743,819
3.000%, 9/12/27	500,000	461,261
3.900%, 8/20/28	350,000	333,000
2.000%, 5/15/30 (x)	500,000	407,520

		43,033,324

Total Health Care		136,501,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.950%, 2/1/24	$330,000	$317,473
1.433%, 2/4/24	835,000	798,677
2.800%, 3/1/24 (x)	500,000	484,719
2.850%, 10/30/24	300,000	285,715
4.875%, 5/1/25	1,430,000	1,415,537
2.600%, 10/30/25 (x)	650,000	606,303
2.750%, 2/1/26	600,000	557,625
2.196%, 2/4/26	1,250,000	1,135,864
3.100%, 5/1/26	500,000	467,900
2.250%, 6/15/26	300,000	269,612
2.700%, 2/1/27	365,000	326,737
5.040%, 5/1/27 (x)	1,500,000	1,485,729
3.250%, 2/1/28	600,000	542,505
3.450%, 11/1/28	300,000	268,699
3.200%, 3/1/29	500,000	440,418
2.950%, 2/1/30	750,000	638,855
5.150%, 5/1/30	3,000,000	2,924,412
General Dynamics Corp.
2.375%, 11/15/24	500,000	477,953
3.500%, 5/15/25 (x)	750,000	731,362
1.150%, 6/1/26	415,000	371,068
2.125%, 8/15/26 (x)	750,000	689,374
3.750%, 5/15/28	805,000	768,084
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	825,999
L3Harris Technologies, Inc.
3.950%, 5/28/24	206,000	202,593
3.832%, 4/27/25	200,000	194,519
3.850%, 12/15/26 (x)	245,000	233,437
4.400%, 6/15/28 (x)	1,750,000	1,689,199
Leidos, Inc.
3.625%, 5/15/25 (x)	120,000	115,506
4.375%, 5/15/30	95,000	86,351
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	605,926
Northrop Grumman Corp.
2.930%, 1/15/25	1,000,000	958,933
3.250%, 1/15/28	1,500,000	1,392,902
Precision Castparts Corp.
3.250%, 6/15/25	750,000	727,141
Raytheon Technologies Corp.
3.200%, 3/15/24	1,000,000	980,179
3.950%, 8/16/25	375,000	366,364
3.500%, 3/15/27 (x)	715,000	680,033
3.125%, 5/4/27	1,250,000	1,168,725
1.900%, 9/1/31 (x)	1,520,000	1,199,750
2.375%, 3/15/32	750,000	610,554
Textron, Inc.
3.875%, 3/1/25	285,000	277,425
4.000%, 3/15/26	175,000	168,592
3.650%, 3/15/27	250,000	233,330

		28,722,079

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	472,562
FedEx Corp.
3.250%, 4/1/26	500,000	475,710
3.400%, 2/15/28 (x)	500,000	462,629
4.200%, 10/17/28	500,000	475,810
3.100%, 8/5/29 (x)	750,000	662,433
United Parcel Service, Inc.
2.200%, 9/1/24	150,000	144,075
2.800%, 11/15/24 (x)	500,000	483,417
3.050%, 11/15/27	750,000	704,286
3.400%, 3/15/29	310,000	288,266
2.500%, 9/1/29	150,000	130,789

		4,299,977

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	769,619
3.000%, 11/15/26	250,000	230,692
5.125%, 6/15/27	850,000	843,485
3.450%, 11/16/27	250,000	230,541
2.625%, 2/10/30 (x)	350,000	293,152

		2,367,489

Building Products (0.1%)
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	512,444
Carrier Global Corp.
2.242%, 2/15/25	750,000	706,965
2.493%, 2/15/27	830,000	748,377
2.722%, 2/15/30	1,570,000	1,326,220
Fortune Brands Innovations, Inc.
4.000%, 6/15/25	350,000	340,612
3.250%, 9/15/29	350,000	302,668
4.000%, 3/25/32	500,000	432,961
Johnson Controls International plc
3.625%, 7/2/24 (e)	200,000	195,535
1.750%, 9/15/30	265,000	212,193
2.000%, 9/16/31	585,000	463,572
Lennox International, Inc.
1.350%, 8/1/25	135,000	122,077
1.700%, 8/1/27	100,000	85,958
Masco Corp.
1.500%, 2/15/28	375,000	310,316
2.000%, 10/1/30	500,000	389,582
2.000%, 2/15/31	500,000	387,322
Owens Corning
4.200%, 12/1/24	300,000	293,982
3.400%, 8/15/26 (x)	285,000	264,932
3.950%, 8/15/29	250,000	227,099

		7,322,815

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	111,274
3.700%, 4/1/27	600,000	577,873
4.000%, 5/1/32 (x)	500,000	470,653
RELX Capital, Inc.
4.000%, 3/18/29	750,000	696,442
3.000%, 5/22/30	250,000	213,893
4.750%, 5/20/32	105,000	101,168
Republic Services, Inc.
2.500%, 8/15/24	235,000	225,442
0.875%, 11/15/25 (x)	200,000	178,779
3.375%, 11/15/27	275,000	256,615
3.950%, 5/15/28	750,000	715,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Waste Connections, Inc.
3.500%, 5/1/29 (x)	$750,000	$688,183
Waste Management, Inc.
0.750%, 11/15/25	135,000	120,916
3.150%, 11/15/27	750,000	702,840
1.150%, 3/15/28	195,000	162,944
2.000%, 6/1/29 (x)	250,000	212,056
4.150%, 4/15/32 (x)	1,000,000	954,099

		6,388,288

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	160,000	147,101
2.900%, 10/1/30	1,000,000	827,918

		975,019

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27 (x)	500,000	465,730
Emerson Electric Co.
3.150%, 6/1/25	350,000	338,004
0.875%, 10/15/26	665,000	576,204
1.800%, 10/15/27	235,000	205,591
2.000%, 12/21/28	600,000	511,311
2.200%, 12/21/31	600,000	487,546
Hubbell, Inc.
3.350%, 3/1/26	750,000	713,235
3.150%, 8/15/27	150,000	137,021
3.500%, 2/15/28	500,000	460,397
2.300%, 3/15/31	290,000	231,960
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	480,172
3.500%, 3/1/29	300,000	279,907
1.750%, 8/15/31	200,000	158,634

		5,045,712

Industrial Conglomerates (0.2%)
3M Co.
3.250%, 2/14/24 (x)	850,000	836,537
2.000%, 2/14/25 (x)	500,000	473,253
3.000%, 8/7/25	750,000	719,738
2.250%, 9/19/26 (x)	500,000	462,163
2.875%, 10/15/27	500,000	462,184
3.625%, 9/14/28 (x)	500,000	473,704
2.375%, 8/26/29 (x)	750,000	638,798
Honeywell International, Inc.
2.300%, 8/15/24	500,000	480,744
1.350%, 6/1/25	500,000	462,593
2.500%, 11/1/26	1,000,000	923,530
1.100%, 3/1/27	1,200,000	1,045,689
2.700%, 8/15/29	295,000	263,075
1.950%, 6/1/30	1,000,000	824,489
1.750%, 9/1/31	960,000	762,387
Pentair Finance Sarl
4.500%, 7/1/29	250,000	231,347
5.900%, 7/15/32	500,000	497,937
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	471,394
3.800%, 3/21/29	500,000	461,524

		10,491,086

Machinery (0.4%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	701,105
2.600%, 9/19/29	350,000	308,727
1.900%, 3/12/31	350,000	284,704
CNH Industrial Capital LLC
4.200%, 1/15/24	700,000	691,012
3.950%, 5/23/25	120,000	116,486
5.450%, 10/14/25	85,000	85,383
1.875%, 1/15/26	875,000	793,537
1.450%, 7/15/26	500,000	441,159
CNH Industrial NV
3.850%, 11/15/27	655,000	613,990
Cummins, Inc.
0.750%, 9/1/25 (x)	165,000	148,659
Dover Corp.
3.150%, 11/15/25	250,000	238,368
2.950%, 11/4/29	105,000	91,680
Fortive Corp.
3.150%, 6/15/26 (x)	1,500,000	1,404,196
IDEX Corp.
3.000%, 5/1/30	250,000	216,742
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	984,848
2.650%, 11/15/26	950,000	883,573
Kennametal, Inc.
4.625%, 6/15/28	250,000	235,248
nVent Finance Sarl
2.750%, 11/15/31	500,000	384,068
Oshkosh Corp.
4.600%, 5/15/28	250,000	237,542
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	964,448
2.293%, 4/5/27 (x)	800,000	717,724
2.565%, 2/15/30	925,000	779,746
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	159,246
3.650%, 6/15/24	715,000	700,530
3.300%, 11/21/24	600,000	580,770
4.250%, 9/15/27	355,000	344,352
3.250%, 6/14/29 (x)	270,000	241,791
4.500%, 9/15/29	250,000	241,576
Stanley Black & Decker, Inc.
2.300%, 2/24/25	265,000	250,662
3.400%, 3/1/26	355,000	338,807
4.250%, 11/15/28 (x)	350,000	335,460
3.000%, 5/15/32 (x)	285,000	241,497
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%),
4.000%, 3/15/60 (k)	310,000	266,375
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24 (e)	750,000	738,303
3.200%, 6/15/25	180,000	169,675
3.450%, 11/15/26	500,000	466,009
4.950%, 9/15/28 (e)	750,000	722,025
Xylem, Inc.
3.250%, 11/1/26	570,000	534,746
1.950%, 1/30/28 (x)	350,000	301,547

		17,956,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Professional Services (0.0%)†
Equifax, Inc.
2.600%, 12/1/24	$250,000	$238,734
5.100%, 12/15/27	565,000	557,493
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	540,391
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	389,629
4.125%, 3/15/29	500,000	468,848

		2,195,095

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	250,000	246,572
3.400%, 9/1/24	500,000	488,892
3.000%, 4/1/25	750,000	721,597
3.650%, 9/1/25	500,000	485,785
3.250%, 6/15/27	400,000	379,116
Canadian National Railway Co.
2.950%, 11/21/24	250,000	240,793
3.850%, 8/5/32 (x)	500,000	465,314
Canadian Pacific Railway Co.
1.350%, 12/2/24 (x)	570,000	531,958
2.900%, 2/1/25	1,000,000	956,417
1.750%, 12/2/26 (x)	290,000	258,919
2.050%, 3/5/30	180,000	147,435
2.450%, 12/2/31	335,000	277,902
CSX Corp.
3.350%, 11/1/25	500,000	479,976
2.600%, 11/1/26 (x)	750,000	690,540
3.250%, 6/1/27	550,000	515,494
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	484,904
Kansas City Southern
2.875%, 11/15/29	310,000	267,736
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	468,830
3.150%, 6/1/27	365,000	339,980
2.550%, 11/1/29	500,000	430,222
Ryder System, Inc.
3.650%, 3/18/24	350,000	343,133
2.500%, 9/1/24	385,000	366,583
3.350%, 9/1/25 (x)	500,000	473,015
1.750%, 9/1/26	310,000	271,217
2.900%, 12/1/26	220,000	200,071
2.850%, 3/1/27	145,000	128,466
4.300%, 6/15/27	250,000	239,468
Union Pacific Corp.
3.646%, 2/15/24	500,000	491,638
3.150%, 3/1/24	200,000	196,037
3.750%, 7/15/25	625,000	607,935
3.250%, 8/15/25	250,000	239,749
2.750%, 3/1/26	250,000	236,326
2.150%, 2/5/27	500,000	450,977
3.700%, 3/1/29	530,000	501,185
2.400%, 2/5/30	430,000	368,947
2.375%, 5/20/31 (x)	470,000	397,167
2.800%, 2/14/32 (x)	350,000	302,651

		14,692,947

Trading Companies & Distributors (0.2%)
Air Lease Corp.
0.800%, 8/18/24	415,000	382,663
4.250%, 9/15/24	1,000,000	978,457
2.300%, 2/1/25	350,000	326,753
3.375%, 7/1/25	235,000	221,746
2.875%, 1/15/26	790,000	731,014
3.750%, 6/1/26	375,000	351,770
1.875%, 8/15/26	375,000	326,761
2.200%, 1/15/27 (x)	750,000	655,977
5.850%, 12/15/27 (x)	500,000	500,023
2.100%, 9/1/28	455,000	372,110
3.000%, 2/1/30 (x)	250,000	208,330
3.125%, 12/1/30	350,000	289,561
2.875%, 1/15/32 (x)	750,000	596,049
Aircastle Ltd.
4.125%, 5/1/24	465,000	451,005
4.250%, 6/15/26	235,000	221,401
GATX Corp.
4.350%, 2/15/24	1,000,000	989,836
3.250%, 3/30/25	400,000	379,992
WW Grainger, Inc.
1.850%, 2/15/25	350,000	328,668

		8,312,116

Total Industrials		108,768,939

Information Technology (3.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	413,618
2.950%, 2/28/26	750,000	716,885
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	187,416
3.750%, 8/15/29	500,000	445,676
2.000%, 12/10/30	320,000	243,939
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	531,965
4.600%, 5/23/29	350,000	333,807
2.750%, 5/24/31	1,500,000	1,203,154
5.600%, 6/1/32	500,000	489,011

		4,565,471

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	481,223
3.550%, 10/1/27	500,000	453,193
5.411%, 7/1/32	200,000	194,282
Amphenol Corp.
3.200%, 4/1/24	250,000	244,497
2.050%, 3/1/25	1,000,000	938,536
2.200%, 9/15/31	440,000	349,451
Arrow Electronics, Inc.
3.250%, 9/8/24	300,000	288,857
Avnet, Inc.
4.625%, 4/15/26	500,000	481,237
3.000%, 5/15/31	500,000	386,042
5.500%, 6/1/32	100,000	92,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
CDW LLC
2.670%, 12/1/26	$715,000	$633,449
3.276%, 12/1/28	535,000	455,820
3.569%, 12/1/31 (x)	750,000	621,563
Flex Ltd.
4.750%, 6/15/25	800,000	782,250
3.750%, 2/1/26 (x)	500,000	470,406
4.875%, 6/15/29	350,000	329,547
4.875%, 5/12/30	665,000	617,619
Jabil, Inc.
1.700%, 4/15/26	185,000	163,862
4.250%, 5/15/27	375,000	355,519
3.950%, 1/12/28 (x)	270,000	251,320
3.600%, 1/15/30	150,000	132,223
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	592,066
4.600%, 4/6/27	465,000	454,661
3.000%, 10/30/29 (x)	250,000	215,905
Teledyne Technologies, Inc.
0.950%, 4/1/24	500,000	473,174
1.600%, 4/1/26 (x)	500,000	446,548
2.250%, 4/1/28	500,000	433,125
Trimble, Inc.
4.750%, 12/1/24	350,000	346,490
4.900%, 6/15/28	450,000	432,576
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	327,234
3.700%, 2/15/26	250,000	240,607
3.125%, 8/15/27	365,000	335,158
2.500%, 2/4/32	85,000	70,037
Vontier Corp.
1.800%, 4/1/26	310,000	261,731
2.400%, 4/1/28	500,000	394,066

		13,746,800

IT Services (0.8%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	401,772
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	484,729
1.700%, 5/15/28	485,000	422,030
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	328,614
2.900%, 12/1/29	500,000	424,884
2.600%, 5/1/31 (x)	1,000,000	817,913
DXC Technology Co.
1.800%, 9/15/26	750,000	651,944
2.375%, 9/15/28	750,000	630,194
Fidelity National Information Services, Inc.
0.600%, 3/1/24	200,000	189,193
4.500%, 7/15/25	280,000	274,884
1.150%, 3/1/26	325,000	285,115
4.700%, 7/15/27	500,000	488,696
1.650%, 3/1/28 (x)	215,000	179,572
2.250%, 3/1/31	600,000	473,613
5.100%, 7/15/32	500,000	483,977
Fiserv, Inc.
3.850%, 6/1/25	1,500,000	1,455,315
3.200%, 7/1/26	250,000	234,623
2.250%, 6/1/27 (x)	1,000,000	893,588
4.200%, 10/1/28	465,000	441,321
3.500%, 7/1/29	890,000	803,558
2.650%, 6/1/30	1,500,000	1,260,903
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	239,070
1.750%, 4/10/26	200,000	178,193
Global Payments, Inc.
1.500%, 11/15/24	275,000	255,542
2.650%, 2/15/25	750,000	705,729
1.200%, 3/1/26	560,000	489,013
4.800%, 4/1/26	1,000,000	975,432
2.150%, 1/15/27	500,000	437,580
4.950%, 8/15/27	315,000	306,671
4.450%, 6/1/28	500,000	465,569
3.200%, 8/15/29	750,000	641,617
5.300%, 8/15/29	300,000	292,047
2.900%, 5/15/30 (x)	235,000	193,531
2.900%, 11/15/31	500,000	396,782
5.400%, 8/15/32	500,000	479,454
International Business Machines Corp.
3.625%, 2/12/24	1,000,000	984,576
3.000%, 5/15/24	2,750,000	2,675,770
4.000%, 7/27/25	500,000	491,862
3.450%, 2/19/26	1,000,000	959,899
3.300%, 5/15/26	1,500,000	1,429,152
3.300%, 1/27/27	1,095,000	1,031,623
2.200%, 2/9/27	185,000	166,803
1.700%, 5/15/27 (x)	405,000	355,691
4.150%, 7/27/27	500,000	488,668
1.950%, 5/15/30	220,000	179,834
2.720%, 2/9/32 (x)	380,000	318,844
4.400%, 7/27/32 (x)	500,000	478,242
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	982,181
2.000%, 3/3/25	500,000	473,011
2.950%, 11/21/26	1,150,000	1,086,548
3.500%, 2/26/28	140,000	132,967
2.950%, 6/1/29	700,000	633,597
1.900%, 3/15/31	1,200,000	977,028
2.000%, 11/18/31	500,000	404,205
PayPal Holdings, Inc.
2.400%, 10/1/24	535,000	512,592
1.650%, 6/1/25	1,000,000	927,853
2.650%, 10/1/26	335,000	309,859
3.900%, 6/1/27 (x)	180,000	173,646
2.300%, 6/1/30	1,000,000	825,351
4.400%, 6/1/32 (x)	500,000	473,472
Visa, Inc.
3.150%, 12/14/25	3,450,000	3,330,665
0.750%, 8/15/27 (x)	465,000	396,980
2.750%, 9/15/27	300,000	277,612
Western Union Co. (The)
2.850%, 1/10/25	125,000	119,260
1.350%, 3/15/26 (x)	350,000	306,836
2.750%, 3/15/31	350,000	266,143

		39,853,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	$65,000	$60,695
Analog Devices, Inc.
3.500%, 12/5/26	500,000	477,580
3.450%, 6/15/27 (x)§	500,000	470,817
1.700%, 10/1/28	340,000	288,610
2.100%, 10/1/31	435,000	352,834
Applied Materials, Inc.
1.750%, 6/1/30	585,000	477,847
Broadcom, Inc.
3.459%, 9/15/26	260,000	244,546
1.950%, 2/15/28§	515,000	435,126
4.110%, 9/15/28	2,692,000	2,501,312
4.000%, 4/15/29§	250,000	227,227
5.000%, 4/15/30	4,500,000	4,268,206
2.450%, 2/15/31§	1,250,000	988,473
4.150%, 4/15/32§	200,000	175,808
Intel Corp.
3.700%, 7/29/25	1,795,000	1,753,253
2.600%, 5/19/26	500,000	467,463
3.150%, 5/11/27 (x)	2,000,000	1,885,419
3.750%, 8/5/27 (x)	500,000	481,650
2.450%, 11/15/29	1,605,000	1,380,881
3.900%, 3/25/30	1,000,000	940,464
2.000%, 8/12/31	750,000	597,973
4.150%, 8/5/32 (x)	500,000	465,580
KLA Corp.
4.100%, 3/15/29 (x)	625,000	603,525
4.650%, 7/15/32	440,000	432,779
Lam Research Corp.
3.800%, 3/15/25	350,000	342,622
3.750%, 3/15/26	750,000	726,507
4.000%, 3/15/29 (x)	530,000	505,639
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	296,044
2.450%, 4/15/28	335,000	283,373
4.875%, 6/22/28 (x)	350,000	332,855
2.950%, 4/15/31 (x)	290,000	233,796
Micron Technology, Inc.
4.975%, 2/6/26	350,000	344,855
4.185%, 2/15/27	375,000	355,762
5.327%, 2/6/29	350,000	336,957
2.703%, 4/15/32	220,000	165,052
NVIDIA Corp.
0.584%, 6/14/24	760,000	716,737
3.200%, 9/16/26	850,000	809,424
1.550%, 6/15/28 (x)	1,000,000	856,377
2.000%, 6/15/31	1,000,000	806,376
NXP BV
4.875%, 3/1/24	500,000	495,563
2.700%, 5/1/25	100,000	93,925
5.350%, 3/1/26	500,000	498,438
3.875%, 6/18/26	500,000	476,719
3.150%, 5/1/27	165,000	149,923
4.400%, 6/1/27 (x)	115,000	109,954
5.550%, 12/1/28	335,000	336,361
4.300%, 6/18/29 (x)	750,000	694,922
3.400%, 5/1/30	1,215,000	1,044,368
2.500%, 5/11/31	500,000	393,687
Qorvo, Inc.
1.750%, 12/15/24§	220,000	201,025
QUALCOMM, Inc.
2.900%, 5/20/24	1,000,000	975,355
3.250%, 5/20/27 (x)	1,500,000	1,429,236
2.150%, 5/20/30	500,000	423,319
4.250%, 5/20/32	260,000	250,680
Texas Instruments, Inc.
2.625%, 5/15/24	216,000	210,040
1.375%, 3/12/25	105,000	97,878
1.125%, 9/15/26	335,000	296,489
2.900%, 11/3/27	355,000	330,909
2.250%, 9/4/29	320,000	277,956
1.900%, 9/15/31	600,000	487,321
3.650%, 8/16/32 (x)	140,000	130,404
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	439,674
4.125%, 4/22/29	500,000	475,880
4.250%, 4/22/32	345,000	332,217
Xilinx, Inc.
2.950%, 6/1/24	650,000	632,017

		38,374,704

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	470,000	444,440
2.150%, 2/1/27	465,000	424,280
Autodesk, Inc.
4.375%, 6/15/25	600,000	593,347
3.500%, 6/15/27	1,000,000	933,362
2.850%, 1/15/30	195,000	168,330
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	173,097
Fortinet, Inc.
1.000%, 3/15/26	185,000	161,549
2.200%, 3/15/31	125,000	96,751
Intuit, Inc.
0.950%, 7/15/25	250,000	227,653
1.350%, 7/15/27	165,000	142,696
Microsoft Corp.
2.875%, 2/6/24	335,000	329,803
2.700%, 2/12/25 (x)	1,500,000	1,441,855
2.400%, 8/8/26	3,260,000	3,045,651
3.300%, 2/6/27	1,000,000	964,041
Oracle Corp.
2.950%, 11/15/24	750,000	722,197
5.800%, 11/10/25	145,000	148,145
1.650%, 3/25/26	680,000	609,394
2.650%, 7/15/26	2,805,000	2,584,880
3.250%, 11/15/27	1,000,000	919,244
6.150%, 11/9/29	295,000	306,243
2.950%, 4/1/30	5,000,000	4,277,041
Roper Technologies, Inc.
2.350%, 9/15/24	165,000	157,489
1.000%, 9/15/25	310,000	278,053
3.850%, 12/15/25	125,000	121,003
3.800%, 12/15/26	285,000	272,701
1.400%, 9/15/27	375,000	317,723
2.950%, 9/15/29	210,000	182,396
2.000%, 6/30/30	440,000	352,537
Salesforce, Inc.
0.625%, 7/15/24	415,000	389,914
3.700%, 4/11/28	375,000	359,532
1.500%, 7/15/28	650,000	556,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
1.950%, 7/15/31	$1,200,000	$962,374
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,531,637
VMware, Inc.
1.000%, 8/15/24	470,000	437,228
1.400%, 8/15/26	310,000	270,637
3.900%, 8/21/27	2,050,000	1,917,643
1.800%, 8/15/28	405,000	331,777

		27,152,764

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
3.000%, 2/9/24	495,000	485,381
3.450%, 5/6/24	1,500,000	1,474,792
2.850%, 5/11/24	750,000	730,589
1.800%, 9/11/24	750,000	714,685
2.750%, 1/13/25 (x)	750,000	722,056
2.500%, 2/9/25	1,000,000	956,332
1.125%, 5/11/25	500,000	459,882
0.550%, 8/20/25 (x)	1,000,000	901,279
0.700%, 2/8/26	1,000,000	889,039
2.450%, 8/4/26	1,675,000	1,554,250
2.050%, 9/11/26	750,000	684,450
3.350%, 2/9/27	1,500,000	1,438,395
3.200%, 5/11/27	923,000	876,817
3.000%, 6/20/27	2,060,000	1,941,351
3.000%, 11/13/27	2,250,000	2,106,256
1.200%, 2/8/28	1,000,000	849,714
1.400%, 8/5/28 (x)	1,000,000	848,945
3.250%, 8/8/29	750,000	697,117
2.200%, 9/11/29	750,000	651,048
1.650%, 5/11/30	440,000	361,566
3.350%, 8/8/32 (x)	750,000	681,595
Dell International LLC
4.000%, 7/15/24	500,000	490,578
5.850%, 7/15/25	1,000,000	1,012,494
6.020%, 6/15/26	2,445,000	2,500,804
4.900%, 10/1/26	1,300,000	1,281,527
5.300%, 10/1/29	1,500,000	1,464,452
Hewlett Packard Enterprise Co.
1.450%, 4/1/24	600,000	572,873
4.900%, 10/15/25 (e)	1,500,000	1,486,845
1.750%, 4/1/26	600,000	539,672
HP, Inc.
2.200%, 6/17/25	750,000	700,928
1.450%, 6/17/26	750,000	658,083
3.000%, 6/17/27 (x)	750,000	686,912
4.750%, 1/15/28	500,000	485,901
4.000%, 4/15/29	500,000	458,915
3.400%, 6/17/30	750,000	638,347
2.650%, 6/17/31	750,000	586,703
4.200%, 4/15/32	500,000	430,924
NetApp, Inc.
3.300%, 9/29/24	500,000	484,488
1.875%, 6/22/25	215,000	198,179
2.375%, 6/22/27 (x)	300,000	266,855
2.700%, 6/22/30 (x)	300,000	247,221
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	202,856
Western Digital Corp.
2.850%, 2/1/29	500,000	391,164

		35,812,260

Total Information Technology		159,505,437

Materials (0.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
3.350%, 7/31/24	750,000	733,303
1.500%, 10/15/25	130,000	119,303
1.850%, 5/15/27	195,000	173,747
2.050%, 5/15/30	125,000	104,948
Albemarle Corp.
4.650%, 6/1/27 (x)	250,000	244,278
5.050%, 6/1/32	250,000	236,243
Cabot Corp.
4.000%, 7/1/29	500,000	447,700
5.000%, 6/30/32	200,000	185,865
Celanese US Holdings LLC
3.500%, 5/8/24	300,000	289,940
5.900%, 7/5/24	500,000	498,605
6.050%, 3/15/25	500,000	498,729
1.400%, 8/5/26	250,000	209,952
6.165%, 7/15/27	500,000	492,949
6.330%, 7/15/29	500,000	485,693
6.379%, 7/15/32	500,000	478,752
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	493,669
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,132,453
4.725%, 11/15/28 (x)	2,000,000	1,979,527
Ecolab, Inc.
2.700%, 11/1/26	215,000	199,395
1.650%, 2/1/27	1,000,000	886,457
EI du Pont de Nemours & Co.
1.700%, 7/15/25	145,000	134,016
FMC Corp.
4.100%, 2/1/24	1,500,000	1,479,278
3.200%, 10/1/26	350,000	326,152
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	362,683
Linde, Inc.
4.700%, 12/5/25	500,000	500,787
3.200%, 1/30/26	350,000	336,810
1.100%, 8/10/30	500,000	385,331
LYB International Finance III LLC
1.250%, 10/1/25	241,000	215,311
2.250%, 10/1/30 (x)	270,000	215,757
Mosaic Co. (The)
4.050%, 11/15/27	750,000	708,471
NewMarket Corp.
2.700%, 3/18/31	500,000	396,320
Nutrien Ltd.
4.000%, 12/15/26 (x)	500,000	478,876
4.200%, 4/1/29	280,000	263,978
2.950%, 5/13/30	500,000	430,320
PPG Industries, Inc.
2.400%, 8/15/24	250,000	239,691
1.200%, 3/15/26	510,000	452,586
2.800%, 8/15/29	250,000	216,175
RPM International, Inc.
3.750%, 3/15/27	350,000	325,968
4.550%, 3/1/29	500,000	464,381
2.950%, 1/15/32	470,000	372,095
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	558,927
4.050%, 8/8/24 (x)	175,000	172,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
4.250%, 8/8/25	$175,000	$172,045
3.950%, 1/15/26	500,000	486,395
3.450%, 6/1/27	750,000	704,010
2.950%, 8/15/29	500,000	438,546
Westlake Corp.
0.875%, 8/15/24 (x)	135,000	125,467
3.600%, 8/15/26	500,000	469,271
3.375%, 6/15/30	280,000	241,596

		21,565,313

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	293,433
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	281,086
3.450%, 6/1/27	321,000	298,547
3.500%, 12/15/27	500,000	464,216
2.400%, 7/15/31	250,000	200,653
Series CB
2.500%, 3/15/30	235,000	194,704
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,238,639
3.900%, 4/1/27	130,000	123,267

		3,094,545

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	160,203
3.100%, 9/15/26	500,000	464,162
2.630%, 6/19/30	220,000	178,755
2.690%, 5/25/31 (x)	490,000	399,377
Avery Dennison Corp.
0.850%, 8/15/24 (x)	290,000	271,315
4.875%, 12/6/28	300,000	293,326
Berry Global, Inc.
0.950%, 2/15/24	300,000	284,460
1.570%, 1/15/26	1,125,000	1,005,300
1.650%, 1/15/27	500,000	425,323
Packaging Corp. of America
3.400%, 12/15/27	360,000	332,384
Sonoco Products Co.
1.800%, 2/1/25	395,000	365,971
2.250%, 2/1/27	415,000	369,327
WRKCo., Inc.
3.000%, 9/15/24	500,000	477,288
3.750%, 3/15/25	500,000	483,391
4.650%, 3/15/26	550,000	541,203
4.000%, 3/15/28	500,000	465,882
3.900%, 6/1/28	175,000	161,144

		6,678,811

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	336,707
3.750%, 10/1/30	200,000	173,537
Freeport-McMoRan, Inc.
4.550%, 11/14/24	1,500,000	1,481,341
4.625%, 8/1/30	1,500,000	1,390,774
Nucor Corp.
3.950%, 5/23/25	140,000	137,033
2.000%, 6/1/25	100,000	93,141
4.300%, 5/23/27	500,000	486,402
3.950%, 5/1/28	1,350,000	1,277,897
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	280,096
2.150%, 8/15/30	275,000	217,318
Southern Copper Corp.
3.875%, 4/23/25	300,000	289,369
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	475,232
2.400%, 6/15/25	465,000	436,042
1.650%, 10/15/27	190,000	159,772
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,039,614

		8,274,275

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27 (x)	625,000	625,703
Suzano Austria GmbH
2.500%, 9/15/28	210,000	176,138
6.000%, 1/15/29	1,000,000	993,625
5.000%, 1/15/30	2,000,000	1,871,000

		3,666,466

Total Materials		43,279,410

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	262,085
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	725,250
3.800%, 4/15/26	250,000	241,620
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	463,026
2.375%, 7/15/31	160,000	123,374
3.625%, 4/15/32	350,000	294,432
American Tower Corp. (REIT)
0.600%, 1/15/24 (x)	280,000	266,362
5.000%, 2/15/24	1,000,000	996,770
3.375%, 5/15/24	500,000	487,045
2.950%, 1/15/25	750,000	716,065
2.400%, 3/15/25	500,000	469,980
1.300%, 9/15/25	350,000	315,724
1.600%, 4/15/26	600,000	534,151
1.450%, 9/15/26	500,000	436,778
2.750%, 1/15/27	350,000	317,546
3.650%, 3/15/27	400,000	374,185
1.500%, 1/31/28 (x)	350,000	289,992
3.950%, 3/15/29	500,000	461,044
2.900%, 1/15/30	240,000	203,551
2.100%, 6/15/30	250,000	198,533
1.875%, 10/15/30	2,500,000	1,934,259
2.700%, 4/15/31 (x)	600,000	489,530
2.300%, 9/15/31 (x)	355,000	276,931
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25	250,000	239,648
2.950%, 5/11/26	1,000,000	929,307
2.900%, 10/15/26 (x)	250,000	229,216
3.350%, 5/15/27	175,000	162,516
1.900%, 12/1/28	1,250,000	1,044,878
Boston Properties LP (REIT)
3.200%, 1/15/25	1,750,000	1,677,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.400%, 6/21/29	$750,000	$646,150
3.250%, 1/30/31	1,500,000	1,241,861
Brandywine Operating Partnership LP (REIT)
4.100%, 10/1/24	250,000	238,842
3.950%, 11/15/27	300,000	253,128
4.550%, 10/1/29	250,000	212,719
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	300,000	290,891
3.850%, 2/1/25	355,000	340,968
4.125%, 6/15/26	275,000	260,072
3.900%, 3/15/27	250,000	230,345
2.250%, 4/1/28	175,000	145,939
4.125%, 5/15/29	375,000	335,352
4.050%, 7/1/30	375,000	330,828
2.500%, 8/16/31	250,000	192,255
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	203,031
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	237,500
2.000%, 1/15/29	425,000	327,276
Crown Castle, Inc. (REIT)
3.200%, 9/1/24	500,000	483,385
1.350%, 7/15/25	100,000	90,914
4.450%, 2/15/26	2,165,000	2,117,251
3.700%, 6/15/26	165,000	156,945
1.050%, 7/15/26	750,000	649,081
2.900%, 3/15/27	970,000	882,789
3.650%, 9/1/27	750,000	698,381
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	231,045
2.250%, 12/15/28	500,000	412,289
4.375%, 2/15/29	150,000	138,705
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,396,023
5.550%, 1/15/28	500,000	502,403
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	604,202
1.250%, 7/15/25 (x)	265,000	239,276
1.000%, 9/15/25	750,000	667,500
1.450%, 5/15/26	350,000	308,209
2.900%, 11/18/26	455,000	418,031
1.800%, 7/15/27	215,000	182,750
1.550%, 3/15/28	375,000	310,838
2.000%, 5/15/28	350,000	295,837
3.200%, 11/18/29 (x)	455,000	396,988
2.150%, 7/15/30	1,000,000	793,700
2.500%, 5/15/31	750,000	604,387
3.900%, 4/15/32	500,000	445,885
ERP Operating LP (REIT)
3.375%, 6/1/25 (x)	1,000,000	962,429
3.250%, 8/1/27	355,000	325,806
4.150%, 12/1/28	300,000	282,289
1.850%, 8/1/31 (x)	200,000	156,054
Essex Portfolio LP (REIT)
3.500%, 4/1/25	650,000	626,998
3.375%, 4/15/26	250,000	235,331
1.700%, 3/1/28	625,000	520,892
4.000%, 3/1/29	500,000	455,927
Extra Space Storage LP (REIT)
3.900%, 4/1/29	165,000	149,112
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	246,686
1.250%, 2/15/26	250,000	220,774
3.250%, 7/15/27	500,000	458,298
3.200%, 6/15/29	500,000	433,650
GLP Capital LP (REIT)
3.350%, 9/1/24	570,000	546,368
5.250%, 6/1/25	505,000	494,900
5.375%, 4/15/26	750,000	737,182
5.750%, 6/1/28	385,000	375,683
3.250%, 1/15/32	250,000	199,630
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	395,427
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25 (x)	31,000	29,733
3.250%, 7/15/26	175,000	165,106
1.350%, 2/1/27	1,000,000	866,014
2.125%, 12/1/28 (x)	795,000	668,834
3.500%, 7/15/29	200,000	178,329
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	974,614
Series E 4.000%, 6/15/25	310,000	297,497
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	600,000	558,248
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	310,082
4.150%, 4/15/32 (x)	250,000	220,253
Kilroy Realty LP (REIT)
3.450%, 12/15/24	350,000	334,884
4.375%, 10/1/25	400,000	386,102
4.750%, 12/15/28 (x)	350,000	319,251
Kimco Realty Corp. (REIT)
2.700%, 3/1/24	250,000	242,110
3.300%, 2/1/25	610,000	585,844
1.900%, 3/1/28	200,000	167,660
Kite Realty Group LP (REIT)
4.000%, 10/1/26 (x)	250,000	230,239
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	371,070
4.000%, 6/15/29	500,000	448,976
2.400%, 10/15/31	350,000	269,270
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	467,910
Mid-America Apartments LP(REIT)
3.750%, 6/15/24	450,000	441,024
4.000%, 11/15/25	350,000	340,116
1.100%, 9/15/26	165,000	142,572
3.600%, 6/1/27 (x)	500,000	474,549
3.950%, 3/15/29	750,000	699,053
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	108,275
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	489,023
4.000%, 11/15/25	200,000	192,959
3.600%, 12/15/26	250,000	233,286
4.300%, 10/15/28 (x)	665,000	617,567
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	450,000	437,016
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	236,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	$500,000	$490,870
3.150%, 8/15/30	500,000	379,980
Prologis LP (REIT)
3.250%, 6/30/26 (x)	750,000	711,742
3.250%, 10/1/26	300,000	284,656
2.125%, 4/15/27	500,000	447,220
3.375%, 12/15/27	680,000	636,993
4.000%, 9/15/28 (x)	300,000	286,607
4.375%, 2/1/29	155,000	148,274
2.875%, 11/15/29	185,000	160,945
1.750%, 7/1/30	200,000	158,744
2.250%, 1/15/32 (x)	500,000	399,252
Public Storage (REIT)
0.875%, 2/15/26	250,000	221,415
1.500%, 11/9/26	250,000	222,406
3.094%, 9/15/27	300,000	280,287
1.850%, 5/1/28	280,000	240,663
1.950%, 11/9/28	415,000	353,263
3.385%, 5/1/29	320,000	293,120
2.300%, 5/1/31	280,000	229,072
2.250%, 11/9/31	310,000	251,057
Realty Income Corp. (REIT)
4.600%, 2/6/24	400,000	398,028
3.875%, 4/15/25	750,000	734,032
4.625%, 11/1/25	500,000	495,473
0.750%, 3/15/26	390,000	338,463
4.875%, 6/1/26	485,000	482,995
4.125%, 10/15/26 (x)	725,000	704,877
3.950%, 8/15/27	320,000	306,713
2.200%, 6/15/28	500,000	429,475
3.250%, 6/15/29 (x)	350,000	312,176
5.625%, 10/13/32	250,000	254,738
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	336,855
4.125%, 3/15/28	500,000	463,333
2.950%, 9/15/29 (x)	250,000	210,572
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	195,411
2.150%, 9/1/31	200,000	153,544
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	622,500
Simon Property Group LP (REIT)
2.000%, 9/13/24 (x)	500,000	475,421
3.500%, 9/1/25 (x)	820,000	786,941
3.250%, 11/30/26	500,000	468,766
3.375%, 6/15/27	1,750,000	1,632,714
3.375%, 12/1/27 (x)	750,000	696,982
1.750%, 2/1/28	500,000	425,780
2.450%, 9/13/29	750,000	629,084
2.650%, 7/15/30 (x)	500,000	417,572
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	204,117
4.700%, 6/1/27	165,000	154,381
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	444,472
2.100%, 3/15/28	500,000	407,598
4.000%, 7/15/29	225,000	197,669
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	248,597
4.625%, 3/15/29	250,000	224,405
2.750%, 11/18/30	250,000	193,492
2.700%, 12/1/31	500,000	365,858
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	258,540
2.700%, 7/15/31	185,000	146,220
4.200%, 4/15/32	250,000	221,469
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	455,266
2.750%, 9/1/31	200,000	144,884
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	114,378
3.500%, 7/1/27	350,000	326,476
3.200%, 1/15/30	1,000,000	869,121
3.000%, 8/15/31	150,000	124,201
Ventas Realty LP (REIT)
3.500%, 4/15/24	750,000	730,059
3.750%, 5/1/24	50,000	48,883
2.650%, 1/15/25	1,000,000	946,666
3.250%, 10/15/26	800,000	739,721
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	513,349
2.150%, 6/1/26	90,000	76,045
3.400%, 6/1/31	135,000	100,117
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	987,675
3.625%, 3/15/24	565,000	553,190
2.700%, 2/15/27	250,000	225,498
4.250%, 4/15/28	1,225,000	1,148,768
2.050%, 1/15/29	1,165,000	953,311
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	297,286
4.000%, 2/1/25	300,000	292,478
4.250%, 10/1/26	400,000	385,268
3.850%, 7/15/29	250,000	225,107

		85,495,885

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,494,616
2.500%, 4/1/31	250,000	198,283
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	467,906

		2,160,805

Total Real Estate		87,656,690

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	239,969
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	233,934
Alabama Power Co.
3.750%, 9/1/27	500,000	480,161
Series 20-A
1.450%, 9/15/30	500,000	390,562
American Electric Power Co., Inc.
3.200%, 11/13/27 (x)	400,000	368,664
2.300%, 3/1/30	150,000	123,105
Series J 4.300%, 12/1/28	500,000	477,902
Series N 1.000%, 11/1/25	315,000	281,797
Appalachian Power Co.
3.400%, 6/1/25	350,000	338,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series AA 2.700%, 4/1/31	$500,000	$413,276
Series BB 4.500%, 8/1/32	85,000	79,202
Arizona Public Service Co.
3.150%, 5/15/25	200,000	190,896
2.950%, 9/15/27	350,000	317,032
2.600%, 8/15/29	250,000	209,293
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	333,660
2.300%, 3/15/31	250,000	203,909
Avangrid, Inc.
3.150%, 12/1/24	500,000	480,042
3.800%, 6/1/29	750,000	682,761
Baltimore Gas & Electric Co.
2.400%, 8/15/26 (x)	700,000	645,789
2.250%, 6/15/31 (x)	500,000	406,588
CenterPoint Energy Houston Electric LLC
Series AE 2.350%, 4/1/31	275,000	229,289
Series AG 3.000%, 3/1/32	200,000	173,606
Series Z 2.400%, 9/1/26	250,000	228,293
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (e)	750,000	706,778
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	207,098
Series 122
2.950%, 8/15/27	500,000	463,733
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	223,319
3.200%, 3/15/27	250,000	235,426
2.050%, 7/1/31	500,000	403,894
DTE Electric Co.
3.650%, 3/15/24	245,000	241,197
Series A
1.900%, 4/1/28 (x)	320,000	278,558
3.000%, 3/1/32 (x)	250,000	216,165
Duke Energy Carolinas LLC
2.950%, 12/1/26 (x)	1,000,000	943,377
3.950%, 11/15/28	500,000	480,034
2.450%, 8/15/29	300,000	258,018
2.550%, 4/15/31	375,000	313,834
2.850%, 3/15/32	220,000	186,376
Duke Energy Corp.
3.750%, 4/15/24	350,000	343,995
0.900%, 9/15/25	310,000	277,570
3.150%, 8/15/27	750,000	693,810
4.300%, 3/15/28	375,000	360,742
3.400%, 6/15/29	310,000	279,488
2.450%, 6/1/30	250,000	206,438
2.550%, 6/15/31	750,000	614,736
4.500%, 8/15/32	355,000	335,158
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	204,721
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	615,553
3.800%, 7/15/28	750,000	712,642
1.750%, 6/15/30	215,000	171,911
2.400%, 12/15/31	390,000	319,126
Duke Energy Progress LLC
3.700%, 9/1/28	1,000,000	941,887
3.450%, 3/15/29	350,000	322,662
2.000%, 8/15/31	500,000	396,436
Edison International
3.550%, 11/15/24	200,000	193,146
4.700%, 8/15/25	500,000	489,561
5.750%, 6/15/27	40,000	40,201
4.125%, 3/15/28	500,000	463,545
6.950%, 11/15/29	100,000	104,726
Emera US Finance LP
0.833%, 6/15/24 (x)	250,000	233,562
3.550%, 6/15/26	665,000	624,030
2.639%, 6/15/31	335,000	262,428
Enel Americas SA
4.000%, 10/25/26 (x)	165,000	156,059
Enel Chile SA
4.875%, 6/12/28	750,000	727,875
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	979,885
3.500%, 4/1/26	300,000	288,953
Entergy Corp.
0.900%, 9/15/25	950,000	847,085
2.950%, 9/1/26	300,000	279,021
1.900%, 6/15/28	1,165,000	986,274
Entergy Louisiana LLC
0.950%, 10/1/24 (x)	960,000	891,568
2.400%, 10/1/26	500,000	455,046
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	322,339
Evergy, Inc.
2.450%, 9/15/24	335,000	318,556
2.900%, 9/15/29	500,000	433,138
Eversource Energy
4.200%, 6/27/24	280,000	276,764
2.900%, 3/1/27	200,000	184,136
4.600%, 7/1/27	350,000	345,022
2.550%, 3/15/31	500,000	412,842
3.375%, 3/1/32 (x)	200,000	174,368
Series H 3.150%, 1/15/25 (x)	150,000	144,284
Series L 2.900%, 10/1/24	500,000	482,936
Series M 3.300%, 1/15/28	500,000	462,030
Series Q 0.800%, 8/15/25	150,000	133,858
Series R 1.650%, 8/15/30	250,000	195,089
Series U 1.400%, 8/15/26	250,000	219,612
Exelon Corp.
3.950%, 6/15/25	750,000	732,726
3.400%, 4/15/26	500,000	475,216
2.750%, 3/15/27§	500,000	459,694
3.350%, 3/15/32 (x)§	500,000	435,466
Fortis, Inc.
3.055%, 10/4/26	750,000	695,136
Georgia Power Co.
3.250%, 4/1/26	350,000	331,189
3.250%, 3/30/27	500,000	462,575
4.700%, 5/15/32	250,000	241,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series A 2.200%, 9/15/24	$350,000	$332,558
Series B 2.650%, 9/15/29	350,000	299,389
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	235,352
Indiana Michigan Power Co.
3.850%, 5/15/28 (x)	1,250,000	1,179,267
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	483,128
4.100%, 9/26/28	450,000	428,786
3.600%, 4/1/29	500,000	457,618
2.300%, 6/1/30	125,000	102,286
ITC Holdings Corp.
3.650%, 6/15/24	325,000	316,750
3.250%, 6/30/26	300,000	280,669
3.350%, 11/15/27	400,000	367,778
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	293,369
3.100%, 5/1/27	1,000,000	938,105
3.650%, 4/15/29	850,000	798,943
Mississippi Power Co.
3.950%, 3/30/28	250,000	234,609
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	400,000	389,767
4.200%, 6/20/24	335,000	331,073
4.255%, 9/1/24	375,000	369,959
4.450%, 6/20/25	295,000	292,842
1.875%, 1/15/27	400,000	355,050
3.550%, 5/1/27	1,500,000	1,414,202
4.625%, 7/15/27	500,000	492,261
1.900%, 6/15/28	750,000	642,030
3.500%, 4/1/29	500,000	455,233
2.250%, 6/1/30	2,500,000	2,065,319
2.440%, 1/15/32	400,000	322,318
5.000%, 7/15/32	150,000	147,973
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	455,738
Northern States Power Co.
2.250%, 4/1/31 (x)	300,000	248,657
NSTAR Electric Co.
3.200%, 5/15/27	500,000	469,251
3.250%, 5/15/29	500,000	455,417
1.950%, 8/15/31 (x)	500,000	397,746
Ohio Power Co.
Series Q 1.625%, 1/15/31	235,000	182,440
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	328,552
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	484,430
0.550%, 10/1/25	525,000	465,208
3.700%, 11/15/28	1,250,000	1,180,574
2.750%, 5/15/30	185,000	161,103
4.150%, 6/1/32 (x)§	95,000	89,507
4.550%, 9/15/32§	180,000	176,183
Pacific Gas and Electric Co.
3.250%, 2/16/24	455,000	442,861
3.450%, 7/1/25	500,000	473,763
5.450%, 6/15/27	500,000	491,739
2.100%, 8/1/27 (x)	750,000	639,675
3.000%, 6/15/28	520,000	450,888
4.200%, 3/1/29	350,000	312,488
4.550%, 7/1/30	5,500,000	5,006,687
3.250%, 6/1/31	1,085,000	884,081
PacifiCorp
3.600%, 4/1/24	600,000	591,481
PECO Energy Co.
3.150%, 10/15/25	700,000	672,170
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	273,241
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	295,138
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	464,204
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	334,203
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	239,264
Public Service Co. of Oklahoma
Series J 2.200%, 8/15/31	250,000	198,645
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	310,617
2.250%, 9/15/26	450,000	409,149
3.700%, 5/1/28	500,000	474,693
3.650%, 9/1/28	300,000	281,974
3.200%, 5/15/29	250,000	227,417
2.450%, 1/15/30 (x)	165,000	142,028
1.900%, 8/15/31	235,000	187,851
Southern California Edison Co.
1.100%, 4/1/24	230,000	218,305
2.850%, 8/1/29	660,000	576,321
2.250%, 6/1/30	655,000	540,397
2.750%, 2/1/32 (x)	315,000	260,591
Series 20C 1.200%, 2/1/26	440,000	390,490
Series A 4.200%, 3/1/29	500,000	475,504
Series B 3.650%, 3/1/28	750,000	701,924
Series C 4.200%, 6/1/25	310,000	304,220
Series D 4.700%, 6/1/27	500,000	489,383
Series E 3.700%, 8/1/25	300,000	289,765
Series G 2.500%, 6/1/31	500,000	412,689
Series K 0.975%, 8/1/24 (x)	125,000	117,027
Southern Co. (The)
4.475%, 8/1/24 (e)	280,000	276,543
5.150%, 10/6/25	195,000	194,551
5.113%, 8/1/27 (e)	500,000	498,531
5.700%, 10/15/32	310,000	320,935
Series 21-A 0.600%, 2/26/24	160,000	151,506
Series 21-B 1.750%, 3/15/28	210,000	176,793
Series A 3.700%, 4/30/30	2,000,000	1,811,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	$500,000	$459,016
Series M 4.100%, 9/15/28	750,000	714,094
Series N 1.650%, 3/15/26	500,000	448,086
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	293,583
Tampa Electric Co.
3.875%, 7/12/24	125,000	121,918
2.400%, 3/15/31	140,000	113,798
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	574,829
1.500%, 8/1/30	225,000	173,575
Union Electric Co.
3.500%, 4/15/24	500,000	489,953
2.950%, 6/15/27	500,000	466,062
3.500%, 3/15/29	500,000	462,518
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	982,451
2.300%, 11/15/31	500,000	401,860
Series A
3.150%, 1/15/26	715,000	680,786
3.500%, 3/15/27	750,000	711,735
3.800%, 4/1/28 (x)	500,000	472,669
2.875%, 7/15/29	175,000	154,342
Series B
2.950%, 11/15/26	500,000	467,091
3.750%, 5/15/27	390,000	371,238
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	189,544
1.700%, 6/15/28	310,000	264,048
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	322,585
1.950%, 9/16/31	250,000	197,693
Xcel Energy, Inc.
3.300%, 6/1/25	500,000	479,501
3.350%, 12/1/26	500,000	470,226
1.750%, 3/15/27	415,000	363,957
4.000%, 6/15/28	500,000	479,463
2.600%, 12/1/29	350,000	299,449
2.350%, 11/15/31	500,000	398,662

		88,601,442

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	289,456
2.625%, 9/15/29	800,000	695,577
CenterPoint Energy Resources Corp.
4.000%, 4/1/28	500,000	478,118
4.400%, 7/1/32 (x)	100,000	95,823
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	993,447
3.950%, 9/15/27	300,000	277,128
4.750%, 9/1/28 (x)	300,000	282,661
ONE Gas, Inc.
1.100%, 3/11/24	506,000	482,107
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	459,369
2.500%, 3/15/31	380,000	310,938
Southern California Gas Co.
3.150%, 9/15/24	550,000	530,872
2.950%, 4/15/27	280,000	258,755
Series TT
2.600%, 6/15/26 (x)	500,000	464,416
Southwest Gas Corp.
2.200%, 6/15/30	500,000	390,383
4.050%, 3/15/32	150,000	132,296

		6,141,346

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,367,360
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	196,143
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	391,575
Southern Power Co.
4.150%, 12/1/25	500,000	489,930
0.900%, 1/15/26 (x)	155,000	136,465

		2,581,473

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	153,069
1.950%, 3/15/27	500,000	439,983
1.750%, 3/15/28	375,000	317,388
Ameren Illinois Co.
3.800%, 5/15/28	350,000	333,334
1.550%, 11/15/30	210,000	165,644
Black Hills Corp.
1.037%, 8/23/24	270,000	251,397
3.950%, 1/15/26	350,000	335,538
3.050%, 10/15/29	250,000	212,815
2.500%, 6/15/30	315,000	254,397
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	239,562
1.450%, 6/1/26	315,000	279,466
CMS Energy Corp.
3.000%, 5/15/26	210,000	195,612
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	520,819
2.400%, 6/15/31	750,000	616,187
Series B 3.125%, 11/15/27	300,000	276,003
Series D 4.000%, 12/1/28	500,000	477,459
Consumers Energy Co.
3.800%, 11/15/28	750,000	709,199
3.600%, 8/15/32	335,000	305,359
Dominion Energy, Inc.
3.071%, 8/15/24 (e)	180,000	173,658
4.250%, 6/1/28	500,000	477,676
Series A 1.450%, 4/15/26	305,000	271,777
4.350%, 8/15/32	250,000	232,688
Series C 2.250%, 8/15/31	455,000	361,179
Series D 2.850%, 8/15/26	450,000	416,152
DTE Energy Co.
4.220%, 11/1/24 (e)	375,000	368,111
2.850%, 10/1/26	750,000	691,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.950%, 3/1/30	$250,000	$213,793
Series C 2.529%, 10/1/24 (e)	375,000	358,229
3.400%, 6/15/29	164,000	146,113
Series F 1.050%, 6/1/25	525,000	475,610
NiSource, Inc.
0.950%, 8/15/25	580,000	523,100
3.490%, 5/15/27	1,250,000	1,176,433
2.950%, 9/1/29	350,000	304,755
Public Service Enterprise Group, Inc.
2.875%, 6/15/24	700,000	676,946
0.800%, 8/15/25 (x)	500,000	448,452
1.600%, 8/15/30 (x)	500,000	388,621
2.450%, 11/15/31	500,000	402,172
Puget Energy, Inc.
2.379%, 6/15/28	625,000	533,258
4.224%, 3/15/32 (x)	355,000	313,736
San Diego Gas & Electric Co.
2.500%, 5/15/26 (x)	500,000	464,254
Series VVV 1.700%, 10/1/30	235,000	185,885
Series XXX 3.000%, 3/15/32	500,000	426,735
Sempra Energy
3.300%, 4/1/25	350,000	336,009
3.250%, 6/15/27	500,000	461,962
3.700%, 4/1/29	445,000	408,064
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%),
4.125%, 4/1/52 (k)	40,000	31,700
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	495,261
5.150%, 9/15/32	250,000	246,660
WEC Energy Group, Inc.
0.800%, 3/15/24	250,000	237,119
5.150%, 10/1/27	355,000	359,273
1.375%, 10/15/27	500,000	424,967
2.200%, 12/15/28	500,000	423,708
1.800%, 10/15/30	500,000	392,969

		19,931,782

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	786,676
3.400%, 3/1/25	400,000	387,834
3.750%, 9/1/28	750,000	708,959
3.450%, 6/1/29	500,000	458,270
2.300%, 6/1/31	400,000	328,606
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	270,878

		2,941,223

Total Utilities		120,197,266

Total Corporate Bonds		1,783,901,130

Foreign Government Securities (2.5%)
Canada Government Bond
1.625%, 1/22/25 (x)	2,000,000	1,890,445
2.875%, 4/28/25	2,475,000	2,394,221
Export Development Canada
2.625%, 2/21/24	1,000,000	976,262
3.375%, 8/26/25	905,000	883,360
3.000%, 5/25/27	1,000,000	952,805
Export-Import Bank of Korea
4.000%, 1/14/24	500,000	494,625
0.375%, 2/9/24 (x)	335,000	318,793
2.375%, 6/25/24	350,000	337,127
0.625%, 6/29/24	357,000	334,837
4.000%, 9/15/24	238,000	234,006
1.250%, 1/18/25	417,000	386,667
2.875%, 1/21/25	1,500,000	1,436,955
1.875%, 2/12/25	200,000	187,402
3.250%, 11/10/25	1,000,000	950,500
0.625%, 2/9/26	355,000	313,114
1.125%, 12/29/26 (x)	550,000	477,207
1.625%, 1/18/27	364,000	321,048
2.375%, 4/21/27	1,500,000	1,356,450
4.250%, 9/15/27 (x)	323,000	314,638
1.375%, 2/9/31	750,000	573,368
2.125%, 1/18/32	356,000	285,444
FMS Wertmanagement AoeR
2.750%, 1/30/24	1,000,000	978,324
Hungary Government Bond
5.375%, 3/25/24	3,000,000	2,993,062
Italian Republic Government Bond
0.875%, 5/6/24	1,485,000	1,390,305
2.375%, 10/17/24	1,000,000	942,035
1.250%, 2/17/26	2,045,000	1,776,702
2.875%, 10/17/29	1,000,000	832,932
Japan Bank for International Cooperation
0.500%, 4/15/24	205,000	193,917
2.500%, 5/23/24	780,000	755,299
1.750%, 10/17/24	440,000	417,516
2.125%, 2/10/25	1,500,000	1,419,570
0.625%, 7/15/25	1,130,000	1,021,834
3.875%, 9/16/25	536,000	523,713
2.750%, 1/21/26 (x)	1,000,000	942,970
2.375%, 4/20/26	2,000,000	1,861,442
1.875%, 7/21/26	1,500,000	1,364,522
2.250%, 11/4/26	1,000,000	915,695
2.750%, 11/16/27	475,000	437,702
3.250%, 7/20/28	1,500,000	1,402,073
3.500%, 10/31/28	2,000,000	1,888,944
2.125%, 2/16/29	750,000	653,198
2.000%, 10/17/29	430,000	369,256
1.250%, 1/21/31	600,000	466,198
1.875%, 4/15/31	1,200,000	982,230
Japan International Cooperation Agency
2.750%, 4/27/27 (x)	690,000	639,849
3.250%, 5/25/27	750,000	711,072
3.375%, 6/12/28	500,000	470,650
1.750%, 4/28/31	595,000	481,166
Oriental Republic of Uruguay
4.500%, 8/14/24	333,333	332,667
4.375%, 10/27/27	2,500,000	2,520,000
Province of Alberta
2.950%, 1/23/24	1,000,000	980,340
1.875%, 11/13/24	1,500,000	1,426,752
3.300%, 3/15/28	1,250,000	1,186,293
1.300%, 7/22/30	1,100,000	889,342
Province of British Columbia
1.750%, 9/27/24	300,000	285,413
2.250%, 6/2/26 (x)	1,000,000	931,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
0.900%, 7/20/26	$500,000	$440,053
1.300%, 1/29/31 (x)	400,000	320,196
Province of Manitoba
2.600%, 4/16/24	500,000	486,876
3.050%, 5/14/24 (x)	1,000,000	978,224
2.125%, 6/22/26	1,000,000	928,981
1.500%, 10/25/28 (x)	585,000	499,759
Province of New Brunswick
3.625%, 2/24/28	600,000	578,609
Province of Ontario
3.050%, 1/29/24	1,350,000	1,324,724
3.200%, 5/16/24 (x)	2,500,000	2,446,408
0.625%, 1/21/26 (x)	3,770,000	3,356,620
1.050%, 4/14/26 (x)	1,600,000	1,443,619
2.500%, 4/27/26	2,000,000	1,875,298
2.300%, 6/15/26	1,750,000	1,626,872
3.100%, 5/19/27 (x)	400,000	380,155
2.000%, 10/2/29 (x)	1,250,000	1,079,385
1.125%, 10/7/30	1,000,000	789,714
1.600%, 2/25/31	1,000,000	813,915
1.800%, 10/14/31	1,500,000	1,222,663
Province of Quebec
2.500%, 4/9/24	500,000	485,524
2.875%, 10/16/24 (x)	1,000,000	968,970
1.500%, 2/11/25	2,000,000	1,878,491
0.600%, 7/23/25	1,400,000	1,269,731
2.500%, 4/20/26	1,000,000	942,080
2.750%, 4/12/27	1,750,000	1,642,683
1.350%, 5/28/30	1,000,000	813,187
1.900%, 4/21/31 (x)	1,250,000	1,041,140
Republic of Chile
3.125%, 1/21/26	3,512,000	3,323,888
2.750%, 1/31/27	200,000	183,475
2.450%, 1/31/31	325,000	269,100
Republic of Indonesia
4.150%, 9/20/27	200,000	196,022
3.500%, 1/11/28	1,000,000	946,438
4.100%, 4/24/28	800,000	782,900
4.750%, 2/11/29	2,500,000	2,500,275
2.150%, 7/28/31	1,250,000	1,037,637
3.550%, 3/31/32	200,000	181,522
4.650%, 9/20/32	200,000	196,022
Republic of Korea
2.000%, 6/19/24	350,000	336,143
2.750%, 1/19/27	1,750,000	1,641,500
3.500%, 9/20/28	1,000,000	951,750
2.500%, 6/19/29 (x)	505,000	453,332
1.750%, 10/15/31	210,000	171,938
Republic of Panama
3.750%, 3/16/25	3,000,000	2,897,437
3.160%, 1/23/30 (x)	1,500,000	1,287,938
Republic of Peru
4.125%, 8/25/27	1,000,000	958,313
2.844%, 6/20/30 (x)	1,000,000	845,812
2.783%, 1/23/31	2,240,000	1,851,920
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,376,264
5.170%, 10/13/27	200,000	204,522
3.000%, 2/1/28	1,150,000	1,069,627
3.750%, 1/14/29	975,000	930,013
2.457%, 5/5/30	3,360,000	2,915,170
Republic of Poland
3.250%, 4/6/26	1,500,000	1,435,125
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,418,719
3.250%, 1/17/28	750,000	707,719
2.500%, 1/15/30 (x)	515,000	457,963
Svensk Exportkredit AB
0.375%, 7/30/24	2,000,000	1,867,870
3.625%, 9/3/24	286,000	280,789
0.625%, 10/7/24	584,000	543,840
0.500%, 8/26/25	1,000,000	899,920
2.250%, 3/22/27	500,000	460,712
Series USMT
0.375%, 3/11/24	595,000	564,225
United Mexican States
4.125%, 1/21/26	1,865,000	1,827,700
4.150%, 3/28/27 (x)	2,745,000	2,680,493
3.750%, 1/11/28	855,000	805,410
4.500%, 4/22/29	455,000	434,525
3.250%, 4/16/30 (x)	5,000,000	4,346,250

Total Foreign Government Securities		127,677,806

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	1,952
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	4,000	4,172
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,471
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,439
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,211
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	4,044
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,152
Commonwealth of Massachusetts 4.110%, 7/15/31	235,000	226,885
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	4,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	$204,000	$227,886
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A 1.258%, 7/1/25	500,000	459,076
2.154%, 7/1/30	500,000	409,406
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,039
Los Angeles Community College District 1.606%, 8/1/28	200,000	171,645
1.806%, 8/1/30	200,000	163,822
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	964,043
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,076,502
Ohio State University (The) 4.910%, 6/1/40	4,000	4,011
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	1,000	1,004
5.561%, 12/1/49	3,000	3,022
Regents of the University of California Medical Center Pooled Revenue, Series 2022 4.132%, 5/15/32	250,000	232,891
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,424
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	4,000	4,201
7.043%, 4/1/50	4,000	4,917
State Board of Administration Finance Corp. 1.705%, 7/1/27	500,000	435,334
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	190,000	185,099
3.500%, 4/1/28	250,000	234,632
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,054
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,214,646
University of California
0.883%, 5/15/25	165,000	151,324
3.063%, 7/1/25	500,000	480,833
1.316%, 5/15/27	250,000	215,612
1.614%, 5/15/30	125,000	99,543

Total Municipal Bonds		7,010,265

Supranational (3.0%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,316,846
0.875%, 3/23/26 (x)	1,300,000	1,164,286
0.875%, 7/22/26 (x)	1,159,000	1,018,823
Asian Development Bank
1.625%, 3/15/24	1,000,000	963,270
0.375%, 6/11/24	1,800,000	1,692,217
4.125%, 9/27/24	850,000	843,131
0.625%, 10/8/24	1,273,000	1,189,399
1.500%, 10/18/24	2,000,000	1,894,417
2.000%, 1/22/25	3,000,000	2,857,473
2.875%, 5/6/25	1,350,000	1,304,669
0.375%, 9/3/25	2,250,000	2,026,774
0.500%, 2/4/26	4,000,000	3,596,891
1.000%, 4/14/26	1,300,000	1,169,863
2.000%, 4/24/26	1,000,000	921,746
1.750%, 8/14/26	1,000,000	915,309
2.625%, 1/12/27	2,500,000	2,359,461
1.500%, 1/20/27	2,000,000	1,806,111
2.500%, 11/2/27	2,500,000	2,319,369
2.750%, 1/19/28	1,000,000	937,887
1.250%, 6/9/28	500,000	430,616
3.125%, 9/26/28	400,000	379,331
1.875%, 3/15/29	1,000,000	879,447
1.750%, 9/19/29	500,000	433,641
1.875%, 1/24/30	1,000,000	865,030
0.750%, 10/8/30	1,000,000	781,688
1.500%, 3/4/31	600,000	494,612
3.125%, 4/27/32	500,000	465,592
3.875%, 9/28/32	400,000	395,516
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,304,655
0.500%, 5/28/25 (x)	2,000,000	1,819,482
3.375%, 6/29/25	1,750,000	1,700,167
0.500%, 1/27/26	2,500,000	2,213,649
3.750%, 9/14/27	400,000	389,938
Corp. Andina de Fomento
1.250%, 10/26/24	511,000	475,554
1.625%, 9/23/25 (x)	750,000	681,703
2.250%, 2/8/27	650,000	584,381
Council of Europe Development Bank
2.500%, 2/27/24	825,000	803,707
0.375%, 6/10/24	500,000	470,379
1.375%, 2/27/25	750,000	702,670
3.000%, 6/16/25	143,000	138,396
0.875%, 9/22/26	750,000	661,506
European Bank for Reconstruction & Development
1.625%, 9/27/24	350,000	333,045
1.500%, 2/13/25	290,000	273,071
0.500%, 11/25/25	600,000	537,106
0.500%, 1/28/26	750,000	667,122
European Investment Bank
3.250%, 1/29/24	3,100,000	3,048,301
2.625%, 3/15/24	1,665,000	1,622,593
2.250%, 6/24/24 (x)	2,000,000	1,931,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.500%, 10/15/24	$1,000,000	$966,324
1.875%, 2/10/25	3,000,000	2,848,425
1.625%, 3/14/25 (x)	1,300,000	1,226,587
0.375%, 12/15/25	2,000,000	1,784,860
0.375%, 3/26/26	3,375,000	2,981,854
2.125%, 4/13/26	2,000,000	1,869,708
0.750%, 10/26/26	1,111,000	975,963
1.375%, 3/15/27	2,500,000	2,240,874
2.375%, 5/24/27	1,000,000	931,828
0.625%, 10/21/27 (x)	980,000	833,160
1.750%, 3/15/29 (x)	800,000	699,341
1.625%, 10/9/29	410,000	352,628
0.750%, 9/23/30	750,000	590,037
1.250%, 2/14/31 (x)	3,475,000	2,838,390
1.625%, 5/13/31	750,000	629,422
Inter-American Development Bank
2.625%, 1/16/24	2,150,000	2,102,601
3.000%, 2/21/24	2,000,000	1,959,977
3.250%, 7/1/24	500,000	489,762
0.500%, 9/23/24	2,000,000	1,864,742
2.125%, 1/15/25	2,000,000	1,910,279
0.625%, 7/15/25	5,000,000	4,557,095
0.875%, 4/20/26 (x)	2,000,000	1,792,953
2.000%, 6/2/26	1,050,000	973,580
2.000%, 7/23/26	1,000,000	924,738
1.500%, 1/13/27	1,500,000	1,352,539
0.625%, 9/16/27	1,000,000	851,372
1.125%, 7/20/28	1,250,000	1,065,188
3.125%, 9/18/28	750,000	712,113
2.250%, 6/18/29	1,000,000	895,510
3.500%, 9/14/29	800,000	772,363
1.125%, 1/13/31	3,800,000	3,038,751
International Bank for Reconstruction & Development
2.250%, 3/28/24	477,000	462,491
1.500%, 8/28/24	2,000,000	1,901,612
2.500%, 11/25/24	3,500,000	3,373,901
1.625%, 1/15/25	2,500,000	2,363,841
2.125%, 3/3/25	450,000	429,970
0.750%, 3/11/25	2,000,000	1,848,224
0.375%, 7/28/25	3,000,000	2,715,360
2.500%, 7/29/25	3,000,000	2,867,097
0.500%, 10/28/25	1,600,000	1,438,732
3.125%, 11/20/25 (x)	350,000	338,417
1.875%, 10/27/26	2,000,000	1,830,553
3.125%, 6/15/27	1,200,000	1,152,054
0.750%, 11/24/27	1,855,000	1,580,943
1.375%, 4/20/28	2,000,000	1,740,585
1.125%, 9/13/28	2,400,000	2,040,003
1.750%, 10/23/29	1,350,000	1,164,972
0.750%, 8/26/30	1,685,000	1,319,952
1.250%, 2/10/31	8,500,000	6,897,750
1.625%, 11/3/31	1,667,000	1,374,087
2.500%, 3/29/32	2,000,000	1,766,318
International Finance Corp.
1.375%, 10/16/24	1,125,000	1,064,694
0.375%, 7/16/25	735,000	665,412
3.625%, 9/15/25	533,000	523,639
2.125%, 4/7/26	2,000,000	1,866,277
0.750%, 10/8/26	1,000,000	872,920
0.750%, 8/27/30	750,000	591,750
Nordic Investment Bank
2.250%, 5/21/24	585,000	565,158
0.375%, 9/20/24	415,000	386,931
2.625%, 4/4/25	500,000	481,581
0.375%, 9/11/25	1,100,000	985,100
0.500%, 1/21/26	1,000,000	891,304
3.375%, 9/8/27	643,000	620,574

Total Supranational		150,937,978

U.S. Government Agency Securities (3.4%)
FFCB
1.040%, 1/25/29	10,000,000	8,128,596
1.380%, 1/14/31	15,000,000	11,597,996
FHLB
1.500%, 8/15/24	3,785,000	3,603,180
2.875%, 9/13/24	2,000,000	1,940,961
0.375%, 9/4/25	6,000,000	5,402,564
3.250%, 11/16/28 (x)	5,000,000	4,816,530
5.500%, 7/15/36	3,000	3,295
FHLMC
0.375%, 9/23/25	9,245,000	8,326,373
0.600%, 10/20/25	10,000,000	8,948,843
FNMA
2.625%, 9/6/24	2,500,000	2,426,762
0.625%, 4/22/25	17,105,000	15,717,022
0.500%, 6/17/25 (x)	10,000,000	9,099,768
0.375%, 8/25/25	9,500,000	8,563,250
2.125%, 4/24/26	8,165,000	7,655,023
1.875%, 9/24/26	7,000,000	6,461,229
0.875%, 12/18/26	10,000,000	8,699,084
0.750%, 10/8/27 (x)	40,000,000	34,496,568
0.875%, 8/5/30	20,000,000	15,961,456
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	4,813,222
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,327,028
0.750%, 5/15/25	5,000,000	4,583,265
Series A
2.875%, 2/1/27	1,000,000	949,130

Total U.S. Government Agency Securities		174,521,145

U.S. Treasury Obligations (46.3%)
U.S. Treasury Notes
0.125%, 1/15/24	20,000,000	19,069,776
0.875%, 1/31/24	10,000,000	9,593,218
2.250%, 1/31/24	30,000,000	29,212,590
2.500%, 1/31/24	17,500,000	17,090,608
2.750%, 2/15/24	39,500,000	38,648,155
2.000%, 4/30/24	30,000,000	28,957,233
2.500%, 5/15/24	30,000,000	29,125,770
2.000%, 5/31/24	23,000,000	22,165,328
1.750%, 6/30/24	14,000,000	13,421,142
1.750%, 7/31/24	20,000,000	19,137,090
2.125%, 7/31/24	35,000,000	33,678,393
0.375%, 8/15/24	30,000,000	28,038,486
2.375%, 8/15/24	15,000,000	14,479,231
1.250%, 8/31/24	17,000,000	16,101,749
1.875%, 8/31/24	30,000,000	28,706,418
1.500%, 9/30/24	10,000,000	9,500,292
2.125%, 9/30/24	35,000,000	33,596,850
1.500%, 10/31/24	16,000,000	15,167,362
2.250%, 10/31/24	25,000,000	24,023,052
1.500%, 11/30/24	6,000,000	5,679,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
4.500%, 11/30/24	$15,000,000	$15,009,041
4.250%, 12/31/24	15,000,000	14,956,935
2.000%, 2/15/25	35,000,000	33,321,855
1.125%, 2/28/25	16,000,000	14,945,909
2.125%, 5/15/25	12,000,000	11,414,923
2.000%, 8/15/25	10,000,000	9,450,000
0.250%, 8/31/25	35,000,000	31,512,344
0.250%, 10/31/25	15,000,000	13,429,260
2.250%, 11/15/25	115,000,000	108,962,201
0.375%, 11/30/25	12,000,000	10,745,324
4.000%, 12/15/25	15,000,000	14,920,876
0.375%, 12/31/25	35,000,000	31,302,947
1.625%, 2/15/26	150,000,000	138,906,120
0.500%, 2/28/26	35,000,000	31,226,948
0.750%, 4/30/26	50,000,000	44,749,700
2.375%, 4/30/26	20,000,000	18,912,442
1.625%, 5/15/26	64,000,000	58,975,066
0.750%, 5/31/26	76,000,000	67,864,618
2.125%, 5/31/26	10,000,000	9,366,471
0.875%, 6/30/26	20,000,000	17,901,430
0.625%, 7/31/26	50,000,000	44,219,475
1.500%, 8/15/26	129,000,000	117,768,705
0.750%, 8/31/26	35,000,000	31,029,502
0.875%, 9/30/26	15,000,000	13,337,404
2.000%, 11/15/26	48,000,000	44,434,934
2.250%, 2/15/27	39,000,000	36,333,613
2.250%, 8/15/27	25,000,000	23,159,753
0.375%, 9/30/27	17,000,000	14,358,188
2.250%, 11/15/27	14,000,000	12,918,814
0.625%, 11/30/27	44,000,000	37,419,281
3.875%, 11/30/27	10,000,000	9,960,055
0.625%, 12/31/27	50,000,000	42,437,410
2.750%, 2/15/28	23,500,000	22,131,485
2.875%, 5/15/28	60,000,000	56,736,264
1.250%, 5/31/28	81,000,000	70,272,392
2.875%, 8/15/28	49,000,000	46,222,210
1.125%, 8/31/28	10,000,000	8,559,743
3.125%, 11/15/28	77,500,000	74,051,637
2.625%, 2/15/29	74,000,000	68,565,980
2.375%, 5/15/29	69,000,000	62,870,537
1.500%, 2/15/30	17,500,000	14,945,817
0.625%, 8/15/30	35,000,000	27,625,265
0.875%, 11/15/30	15,000,000	12,028,344
1.125%, 2/15/31	23,000,000	18,802,558
1.625%, 5/15/31	55,000,000	46,422,882
1.250%, 8/15/31	45,000,000	36,639,846
1.375%, 11/15/31	106,500,000	86,993,865
1.875%, 2/15/32	88,000,000	74,874,439
2.875%, 5/15/32	22,000,000	20,345,081
2.750%, 8/15/32	30,000,000	27,398,619
4.125%, 11/15/32	17,000,000	17,394,084

Total U.S. Treasury Obligations		2,353,524,664

Total Long-Term Debt Securities (90.5%)
(Cost $5,031,574,557)		4,602,613,273

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Thrifts & Mortgage Finance (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375% (k)(x)(y)*	17,000	34,510
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250% (k)(x)(y)*	22,000	51,480

Total Preferred Stocks (0.0%)†
(Cost $18,166)		85,990

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.5%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	24,615,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	28,944,000
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	169,592,000
Vanguard Short-Term Treasury ETF (x)	3,600,000	208,152,000

Total Exchange Traded Funds (8.5%)
(Cost $452,509,280)		431,303,000

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury
Obligations Cash
Management Fund (xx)	15,000,000	15,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Amherst Pierpont,
4.28%, dated 12/30/22, due 1/3/23, repurchase price $3,001,427, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $3,061,455. (xx)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc.,
4.20%, dated 12/30/22, due 1/3/23, repurchase price $20,055,193, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $20,446,755. (xx)	20,045,838	20,045,838
MetLife, Inc.,
4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	10,000,000	10,000,000
National Bank of Canada,
4.45%, dated 12/30/22, due 1/6/23, repurchase price $60,051,917, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $65,329,712. (xx)	60,000,000	60,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Societe Generale SA,
4.30%, dated 12/30/22, due 1/6/23, repurchase price $40,033,444, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $40,800,005. (xx)	$40,000,000	$40,000,000
Societe Generale SA,
4.41%, dated 12/30/22, due 1/3/23, repurchase price $14,006,860, collateralized by various Common Stocks; total market value $15,579,859. (xx)	14,000,000	14,000,000
Societe Generale SA,
4.41%, dated 12/30/22, due 1/3/23, repurchase price $15,007,350, collateralized by various Common Stocks; total market value $16,692,706. (xx)	15,000,000	15,000,000
TD Prime Services LLC,
4.40%, dated 12/30/22, due 1/3/23, repurchase price $2,000,978, collateralized by various Common Stocks; total market value $2,221,293. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		164,045,838

Total Short-Term Investments (3.5%)
(Cost $179,045,838)		179,045,838

Total Investments in Securities (102.5%)
(Cost $5,663,147,841)		5,213,048,101
Other Assets Less Liabilities (-2.5%)		(126,772,854)

Net Assets (100%)		$5,086,275,247

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $14,263,666 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $177,230,292. This was collateralized by $2,333,156 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 1/12/23 - 11/15/50 and by cash of $179,045,838 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

Glossary:

AMERIBOR	—	American Interbank Offered Rate
CME	—	Chicago Mercantile Exchange
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,040,285	$—	$5,040,285
Corporate Bonds
Communication Services	—	98,826,468	—	98,826,468
Consumer Discretionary	—	87,858,540	—	87,858,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Staples	$—	$99,381,044	$—	$99,381,044
Energy	—	95,674,287	—	95,674,287
Financials	—	746,251,998	—	746,251,998
Health Care	—	136,501,051	—	136,501,051
Industrials	—	108,768,939	—	108,768,939
Information Technology	—	159,505,437	—	159,505,437
Materials	—	43,279,410	—	43,279,410
Real Estate	—	87,656,690	—	87,656,690
Utilities	—	120,197,266	—	120,197,266
Exchange Traded Funds	431,303,000	—	—	431,303,000
Foreign Government Securities	—	127,677,806	—	127,677,806
Municipal Bonds	—	7,010,265	—	7,010,265
Preferred Stocks
Financials	85,990	—	—	85,990
Short-Term Investments
Investment Company	15,000,000	—	—	15,000,000
Repurchase Agreements	—	164,045,838	—	164,045,838
Supranational	—	150,937,978	—	150,937,978
U.S. Government Agency Securities	—	174,521,145	—	174,521,145
U.S. Treasury Obligations	—	2,353,524,664	—	2,353,524,664

Total Assets	$446,388,990	$4,766,659,111	$—	$5,213,048,101

Total Liabilities	$—	$—	$—	$—

Total	$446,388,990	$4,766,659,111	$—	$5,213,048,101

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$290,846,451
Long-term U.S. government debt securities	715,751,294

$1,006,597,745

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$543,195,486
Long-term U.S. government debt securities	1,430,717,038

$1,973,912,524

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$766,962
Aggregate gross unrealized depreciation	(451,297,972)

Net unrealized depreciation	$(450,531,010)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,663,579,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $5,499,102,003)	$5,049,002,263
Repurchase Agreements (Cost $164,045,838)	164,045,838
Cash	40,009,908
Foreign cash (Cost $471)	376
Dividends, interest and other receivables	28,853,196
Receivable for Portfolio shares sold	859,113
Receivable for securities sold	478,726
Securities lending income receivable	99,518
Other assets	24,334

Total assets	5,283,373,272

LIABILITIES
Payable for return of collateral on securities loaned	179,045,838
Payable for securities purchased	14,949,624
Investment management fees payable	1,219,444
Payable for Portfolio shares redeemed	840,825
Administrative fees payable	414,914
Distribution fees payable – Class IB	319,993
Distribution fees payable – Class IA	9,886
Other liabilities	87,085
Accrued expenses	210,416

Total liabilities	197,098,025

NET ASSETS	$5,086,275,247

Net assets were comprised of:
Paid in capital	$5,590,096,793
Total distributable earnings (loss)	(503,821,546)

Net assets	$5,086,275,247

Class IA
Net asset value, offering and redemption price per share, $46,353,132 / 5,155,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.99

Class IB
Net asset value, offering and redemption price per share, $1,493,042,508 / 165,748,823 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.01

Class K
Net asset value, offering and redemption price per share, $3,546,879,607 / 394,478,340 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.99

(x)	Includes value of securities on loan of $177,230,292.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$115,187,222
Dividends	6,383,083
Securities lending (net)	974,021

Total income	122,544,326

EXPENSES
Investment management fees	18,130,513
Administrative fees	5,301,908
Distribution fees – Class IB	4,088,654
Printing and mailing expenses	218,497
Professional fees	205,544
Trustees’ fees	191,083
Custodian fees	139,100
Distribution fees – Class IA	122,868
Miscellaneous	282,561

Gross expenses	28,680,728
Less: Waiver from investment manager	(1,659,837)

Net expenses	27,020,891

NET INVESTMENT INCOME (LOSS)	95,523,435

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(53,294,039)
Foreign currency transactions	(1)

Net realized gain (loss)	(53,294,040)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(597,257,065)
Foreign currency translations	(23)

Net change in unrealized appreciation (depreciation)	(597,257,088)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(650,551,128)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(555,027,693)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$95,523,435	$107,571,395
Net realized gain (loss)	(53,294,040)	42,779,295
Net change in unrealized appreciation (depreciation)	(597,257,088)	(303,821,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(555,027,693)	(153,470,559)

Distributions to shareholders:
Class IA	(906,798)	(1,090,538)
Class IB	(29,370,845)	(36,352,281)
Class K	(79,124,855)	(107,345,656)

Total distributions to shareholders	(109,402,498)	(144,788,475)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 347,737 and 598,371 shares, respectively ]	3,234,459	6,180,816
Capital shares issued in reinvestment of dividends and distributions [ 99,945 and 108,452 shares, respectively ]	906,798	1,090,538
Capital shares repurchased [ (802,152) and (817,572) shares, respectively ]	(7,551,348)	(8,456,774)

Total Class IA transactions	(3,410,091)	(1,185,420)

Class IB
Capital shares sold [ 10,026,911 and 17,250,242 shares, respectively ]	94,818,234	178,459,435
Capital shares issued in reinvestment of dividends and distributions [ 3,231,135 and 3,608,507 shares, respectively ]	29,370,845	36,352,281
Capital shares repurchased [ (31,046,415) and (19,211,850) shares, respectively ]	(291,616,809)	(198,600,523)

Total Class IB transactions	(167,427,730)	16,211,193

Class K
Capital shares sold [ 30,430,482 and 82,422,829 shares, respectively ]	282,800,324	855,528,003
Capital shares issued in reinvestment of dividends and distributions [ 8,718,945 and 10,672,943 shares, respectively ]	79,124,855	107,345,656
Capital shares repurchased [ (123,221,261) and (184,782,989) shares, respectively ]	(1,151,506,238)	(1,903,221,250)

Total Class K transactions	(789,581,059)	(940,347,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(960,418,880)	(925,321,818)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,624,849,071)	(1,223,580,852)
NET ASSETS:
Beginning of year	6,711,124,318	7,934,705,170

End of year	$5,086,275,247	$6,711,124,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.05	$10.47	$10.08	$9.67	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.12	0.16	0.19	0.18
Net realized and unrealized gain (loss)	(1.03)	(0.34)	0.46	0.41	(0.16)

Total from investment operations	(0.89)	(0.22)	0.62	0.60	0.02

Less distributions:
Dividends from net investment income	(0.15)	(0.15)	(0.16)	(0.19)	(0.19)
Distributions from net realized gains	(0.02)	(0.05)	(0.07)	—	—

Total dividends and distributions	(0.17)	(0.20)	(0.23)	(0.19)	(0.19)

Net asset value, end of year	$8.99	$10.05	$10.47	$10.08	$9.67

Total return	(8.78)%	(2.09)%	6.10%	6.24%	0.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,353	$55,358	$58,836	$58,959	$63,477
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.67%	0.67%	0.67%
Before waivers (f)	0.68%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.50%	1.18%	1.52%	1.88%	1.83%
Before waivers (f)	1.47%	1.17%	1.51%	1.88%	1.83%
Portfolio turnover rate^	18%	24%	39%	29%	36%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.07	$10.49	$10.10	$9.69	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.12	0.16	0.19	0.18
Net realized and unrealized gain (loss)	(1.03)	(0.34)	0.46	0.41	(0.15)

Total from investment operations	(0.89)	(0.22)	0.62	0.60	0.03

Less distributions:
Dividends from net investment income	(0.15)	(0.15)	(0.16)	(0.19)	(0.19)
Distributions from net realized gains	(0.02)	(0.05)	(0.07)	—	—

Total dividends and distributions	(0.17)	(0.20)	(0.23)	(0.19)	(0.19)

Net asset value, end of year	$9.01	$10.07	$10.49	$10.10	$9.69

Total return	(8.76)%	(2.08)%	6.09%	6.23%	0.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,493,043	$1,847,383	$1,907,400	$1,872,813	$1,876,715
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.67%	0.67%	0.67%
Before waivers (f)	0.68%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.50%	1.18%	1.51%	1.88%	1.83%
Before waivers (f)	1.47%	1.17%	1.51%	1.88%	1.83%
Portfolio turnover rate^	18%	24%	39%	29%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.05	$10.47	$10.08	$9.67	$9.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.15	0.19	0.21	0.20
Net realized and unrealized gain (loss)	(1.02)	(0.35)	0.45	0.42	(0.15)

Total from investment operations	(0.86)	(0.20)	0.64	0.63	0.05

Less distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.18)	(0.22)	(0.21)
Distributions from net realized gains	(0.02)	(0.05)	(0.07)	—	—

Total dividends and distributions	(0.20)	(0.22)	(0.25)	(0.22)	(0.21)

Net asset value, end of year	$8.99	$10.05	$10.47	$10.08	$9.67

Total return	(8.55)%	(1.86)%	6.36%	6.50%	0.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,546,880	$4,808,382	$5,968,469	$5,801,355	$5,696,650
Ratio of expenses to average net assets:
After waivers (f)	0.40%	0.40%	0.42%	0.42%	0.42%
Before waivers (f)	0.43%	0.41%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.74%	1.43%	1.76%	2.13%	2.08%
Before waivers (f)	1.71%	1.42%	1.76%	2.13%	2.08%
Portfolio turnover rate^	18%	24%	39%	29%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	EARNEST Partners, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(17.63)%	(1.32)%	0.33%
Portfolio – Class K Shares*	(17.43)	(1.08)	0.58
MSCI Emerging Markets (Gross Dividends) IndexSM	(19.74)	(1.03)	1.76

* Date of inception 2/8/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (17.63)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI Emerging Markets (Gross Dividends) IndexSM, which returned (19.74)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Strong stock selection in the Materials and Information Technology sectors contributed to relative performance during the period.

•	The Portfolio’s Energy stock also contributed to relative performance, especially holdings PTT Exploration & Production PCL and Petroleo Brasileiro SA.

•	Sociedad Quimica y Minera de Chile SA was among the largest contributors to the Portfolio’s overall performance.

What hurt performance during the year:

•	Notable stocks that detracted the most from performance were XP Inc. and Sberbank of Russia PJSC in the Financials sector.

•	The Portfolio’s relative underweight to Utilities detracted from performance during the year.

Portfolio Positioning and Outlook — EARNEST Partners, LLC

At period end, the Portfolio has relative overweight positions to Financials, Information Technology, Consumer Staples, Energy and Real Estate. The Portfolio had relative underweight positions to Consumer Discretionary, Communication Services, Materials, Industrials, Health Care and Utilities.

As a bottom-up, fundamental manager, market and economic forecasts are not an integral part of our investment process. We continue to focus on owning fundamentally sound companies that we believe well capitalized and well positioned to take market share from weaker competitors. These higher quality companies have outperformed historically, and we believe will outperform over the longer term.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$17,183,738	22.4%
Information Technology	15,689,251	20.5
Consumer Discretionary	9,116,154	11.9
Communication Services	6,812,094	8.9
Materials	5,700,119	7.4
Consumer Staples	5,575,828	7.3
Industrials	4,533,575	5.9
Energy	3,874,815	5.1
Health Care	2,639,834	3.4
Utilities	1,541,024	2.0
Real Estate	1,491,779	2.0
Repurchase Agreement	611,112	0.8
Investment Company	551,570	0.7
Cash and Other	1,340,026	1.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio),

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$982.90	$6.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11
Class K
Actual	1,000.00	983.10	4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
AngloGold Ashanti Ltd.	3,373	$65,357

Brazil (6.6%)
Ambev SA*	255,591	702,909
Americanas SA*	5,106	9,332
Atacadao SA	6,331	17,723
B3 SA - Brasil Bolsa Balcao	52,265	130,768
Banco Bradesco SA*	15,196	38,769
Banco Bradesco SA (Preference) (q)*	45,704	131,146
Banco Bradesco SA (ADR)*	149,167	429,601
Banco BTG Pactual SA*	11,079	50,236
Banco do Brasil SA	7,794	51,269
Banco Santander Brasil SA	3,124	16,680
BB Seguridade Participacoes SA	5,239	33,450
Braskem SA (Preference), Class A (q)	1,644	7,398
BRF SA*	4,847	7,601
CCR SA	9,110	18,670
Centrais Eletricas Brasileiras SA	10,350	82,569
Centrais Eletricas Brasileiras SA (Preference), Class B (q)	2,830	23,172
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	28,029
Cia Energetica de Minas Gerais (Preference) (q)	10,489	22,131
Cia Siderurgica Nacional SA	5,126	14,126
Cosan SA	9,832	31,881
CPFL Energia SA	2,283	14,356
Energisa SA	2,213	18,531
Engie Brasil Energia SA	2,350	16,860
Equatorial Energia SA	9,398	48,096
Gerdau SA (Preference) (q)	10,209	56,790
Hapvida Participacoes e Investimentos SA (m)*	39,784	38,279
Hypera SA*	3,296	28,217
Itau Unibanco Holding SA (Preference) (q)	41,527	196,633
Itau Unibanco Holding SA (ADR)*	74,249	349,713
Itausa SA (Preference) (q)*	43,350	69,872
Klabin SA	8,000	30,259
Localiza Rent a Car SA	5,975	60,206
Lojas Renner SA	9,515	36,908
Magazine Luiza SA*	21,875	11,352
Natura & Co. Holding SA	6,494	14,280
Petro Rio SA*	5,854	41,257
Petroleo Brasileiro SA	31,898	169,406
Petroleo Brasileiro SA (Preference) (q)	39,535	183,457
Petroleo Brasileiro SA (ADR)	41,906	446,299
Raia Drogasil SA	9,202	41,341
Rede D’Or Sao Luiz SA (m)*	2,974	16,662
Rumo SA	12,965	45,699
Sendas Distribuidora SA	6,905	25,463
Suzano SA	5,857	53,514
Telefonica Brasil SA	4,815	34,974
TIM SA*	6,959	16,344
TOTVS SA*	3,956	20,695
Ultrapar Participacoes SA	6,680	15,954
Vale SA	32,629	549,281
Vibra Energia SA	8,391	24,713
WEG SA	14,388	104,945
XP, Inc., Class A*	26,592	407,921

		5,035,737

Chile (1.5%)
Banco de Chile	462,284	47,959
Banco de Credito e Inversiones SA	506	14,549
Banco Santander Chile	707,561	28,319
Cencosud SA	11,427	18,792
Cia Cervecerias Unidas SA	160	1,068
Empresas CMPC SA	15,051	25,123
Empresas Copec SA	4,090	30,516
Enel Americas SA	173,391	23,201
Falabella SA	6,082	11,831
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,224	98,988
Sociedad Quimica y Minera de Chile SA (ADR)	10,120	807,981

		1,108,327

China (30.3%)
360 DigiTech, Inc. (ADR)	726	14,781
3SBio, Inc. (m)	16,774	17,837
AAC Technologies Holdings, Inc.*	8,075	18,456
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	803	11,321
AECC Aviation Power Co. Ltd., Class A	1,700	10,339
Agricultural Bank of China Ltd., Class H	242,452	83,246
Agricultural Bank of China Ltd., Class A	31,100	13,018
Aier Eye Hospital Group Co. Ltd., Class A	3,247	14,512
Air China Ltd., Class A*	9,800	14,943
Air China Ltd., Class H*	19,469	17,335
Airtac International Group	1,516	45,921
Alibaba Group Holding Ltd.*	126,536	1,398,219
Alibaba Health Information Technology Ltd.*	40,386	34,408
Aluminum Corp. of China Ltd., Class A	13,700	8,809
Aluminum Corp. of China Ltd., Class H	27,304	11,614
Anhui Conch Cement Co. Ltd., Class A	2,300	9,059
Anhui Conch Cement Co. Ltd., Class H	10,537	36,854
Anhui Gujing Distillery Co. Ltd., Class A	300	11,518
ANTA Sports Products Ltd.	9,994	130,984
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,961
Autohome, Inc. (ADR)	529	16,187
Avary Holding Shenzhen Co. Ltd., Class A	2,200	8,684
AviChina Industry & Technology Co. Ltd., Class H	20,991	9,439
Baidu, Inc., Class A*	18,897	270,426
Baidu, Inc. (ADR)*	3,795	434,072
Bank of Beijing Co. Ltd., Class A	20,300	12,586
Bank of Chengdu Co. Ltd., Class A	6,200	13,646
Bank of China Ltd., Class A	29,700	13,500
Bank of China Ltd., Class H	680,772	247,698
Bank of Communications Co. Ltd., Class A	19,500	13,296
Bank of Communications Co. Ltd., Class H	71,634	41,207
Bank of Hangzhou Co. Ltd., Class A	5,900	11,101
Bank of Jiangsu Co. Ltd., Class A	14,100	14,786
Bank of Nanjing Co. Ltd., Class A	9,600	14,390
Bank of Ningbo Co. Ltd., Class A	2,700	12,603
Bank of Shanghai Co. Ltd., Class A	12,700	10,797
Baoshan Iron & Steel Co. Ltd., Class A	12,500	10,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
BeiGene Ltd.*	5,273	$90,659
Beijing Capital International Airport Co. Ltd., Class H*	34,249	25,055
Beijing Enterprises Holdings Ltd.	4,062	13,010
Beijing Enterprises Water Group Ltd.	36,959	9,470
Beijing Kingsoft Office Software, Inc., Class A	346	13,164
Beijing Tongrentang Co. Ltd., Class A	2,200	14,140
Beijing United Information Technology Co. Ltd., Class A	700	8,905
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	7,928
Bilibili, Inc., Class Z*	1,500	35,898
Bloomage Biotechnology Corp. Ltd., Class A	643	12,513
BOE Technology Group Co. Ltd., Class A	18,300	8,898
Bosideng International Holdings Ltd.	26,968	12,818
BYD Co. Ltd., Class H	24,557	605,946
BYD Co. Ltd., Class A	801	29,609
BYD Electronic International Co. Ltd.	4,680	15,049
CGN Power Co. Ltd., Class H (m)	115,031	27,411
Changchun High & New Technology Industry Group, Inc., Class A	900	21,549
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	15,020
China Cinda Asset Management Co. Ltd., Class H	82,280	11,385
China CITIC Bank Corp. Ltd., Class H	77,354	34,289
China Coal Energy Co. Ltd., Class H	24,399	19,849
China Conch Venture Holdings Ltd.	11,048	24,006
China Construction Bank Corp., Class H	824,104	516,289
China CSSC Holdings Ltd., Class A	3,800	12,179
China Eastern Airlines Corp. Ltd., Class A*	18,500	14,717
China Energy Engineering Corp. Ltd., Class A	32,000	10,541
China Everbright Bank Co. Ltd., Class A	27,100	11,968
China Everbright Bank Co. Ltd., Class H	38,342	11,691
China Everbright Environment Group Ltd.	42,700	19,092
China Evergrande Group*	69,583	1,434
China Feihe Ltd. (m)	25,661	21,829
China Galaxy Securities Co. Ltd., Class A	10,500	14,032
China Galaxy Securities Co. Ltd., Class H	25,162	12,282
China Gas Holdings Ltd.	20,606	29,990
China Hongqiao Group Ltd.	15,787	14,906
China International Capital Corp. Ltd., Class A	1,900	10,421
China International Capital Corp. Ltd., Class H (m)	12,618	24,087
China Jinmao Holdings Group Ltd.	42,537	9,155
China Jushi Co. Ltd., Class A	7,600	14,989
China Lesso Group Holdings Ltd.	7,961	8,312
China Life Insurance Co. Ltd., Class A	3,100	16,553
China Life Insurance Co. Ltd., Class H	60,133	103,233
China Literature Ltd. (m)*	2,830	10,986
China Longyuan Power Group Corp. Ltd., Class H	27,731	33,893
China Medical System Holdings Ltd.	9,408	14,801
China Meidong Auto Holdings Ltd.	6,782	13,919
China Mengniu Dairy Co. Ltd.*	25,429	115,328
China Merchants Bank Co. Ltd., Class A	10,000	53,599
China Merchants Bank Co. Ltd., Class H	33,441	187,010
China Merchants Energy Shipping Co. Ltd., Class A	13,300	10,695
China Merchants Port Holdings Co. Ltd.	10,365	15,191
China Merchants Securities Co. Ltd., Class A	5,400	10,331
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	12,718
China Minsheng Banking Corp. Ltd., Class H	40,320	13,947
China Minsheng Banking Corp. Ltd., Class A	23,300	11,564
China National Building Material Co. Ltd., Class H	28,033	23,021
China National Nuclear Power Co. Ltd., Class A	12,300	10,616
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	6,300	22,702
China Oilfield Services Ltd., Class H	14,287	17,370
China Overseas Land & Investment Ltd.	30,956	81,699
China Overseas Property Holdings Ltd.	13,420	13,978
China Pacific Insurance Group Co. Ltd., Class A	3,300	11,640
China Pacific Insurance Group Co. Ltd., Class H	21,306	47,441
China Petroleum & Chemical Corp., Class H	206,177	99,583
China Petroleum & Chemical Corp., Class A	21,700	13,610
China Power International Development Ltd.	56,184	23,754
China Railway Group Ltd., Class A	15,300	12,237
China Railway Group Ltd., Class H	27,671	14,606
China Resources Beer Holdings Co. Ltd.	13,811	96,521
China Resources Cement Holdings Ltd.	17,641	9,357
China Resources Gas Group Ltd.	6,220	23,349
China Resources Land Ltd.	25,932	118,772
China Resources Microelectronics Ltd., Class A	1,732	13,118
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	28,467
China Resources Pharmaceutical Group Ltd. (m)	1,242	1,006
China Resources Power Holdings Co. Ltd.	12,931	26,440
China Ruyi Holdings Ltd.*	48,798	12,191
China Shenhua Energy Co. Ltd., Class H	27,294	78,852
China Shenhua Energy Co. Ltd., Class A	4,100	16,290
China Southern Airlines Co. Ltd., Class A*	12,300	13,447
China Southern Airlines Co. Ltd., Class H (x)*	22,322	14,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
China State Construction Engineering Corp. Ltd., Class A	18,400	$14,372
China State Construction International Holdings Ltd.	13,950	15,674
China Taiping Insurance Holdings Co. Ltd.	11,196	13,942
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	9,916
China Tourism Group Duty Free Corp. Ltd., Class A	800	24,861
China Tower Corp. Ltd., Class H (m)	362,798	39,043
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	9,188
China United Network Communications Ltd., Class A	23,100	14,887
China Vanke Co. Ltd., Class A	4,400	11,519
China Vanke Co. Ltd., Class H	14,016	28,372
China Yangtze Power Co. Ltd., Class A	9,400	28,396
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	13,146
Chinasoft International Ltd.*	28,121	24,463
Chongqing Changan Automobile Co. Ltd., Class A	8,450	14,963
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	10,107
Chow Tai Fook Jewellery Group Ltd.	17,069	34,814
CITIC Ltd.	47,016	49,633
CITIC Securities Co. Ltd., Class A	5,200	14,893
CITIC Securities Co. Ltd., Class H	17,607	35,595
CMOC Group Ltd., Class A	16,500	10,800
CMOC Group Ltd., Class H	27,294	12,588
CNGR Advanced Material Co. Ltd., Class A	400	3,775
Contemporary Amperex Technology Co. Ltd., Class A	1,144	64,743
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	6,000	10,400
COSCO SHIPPING Holdings Co. Ltd., Class A	5,200	7,697
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	22,990
COSCO SHIPPING Ports Ltd.	17,157	13,628
Country Garden Holdings Co. Ltd.	88,275	30,196
Country Garden Services Holdings Co. Ltd.	14,333	35,697
CRRC Corp. Ltd., Class H	32,579	13,148
CRRC Corp. Ltd., Class A	15,200	11,173
CSC Financial Co. Ltd., Class A	3,200	10,933
CSPC Pharmaceutical Group Ltd.	76,349	80,208
Dali Foods Group Co. Ltd. (m)	25,914	11,819
Daqin Railway Co. Ltd., Class A	12,800	12,300
Daqo New Energy Corp. (ADR)*	407	15,714
Dongfang Electric Corp. Ltd., Class A	4,300	13,002
Dongfeng Motor Group Co. Ltd., Class H	18,781	10,780
Dongyue Group Ltd.	10,715	11,792
East Money Information Co. Ltd., Class A	5,040	14,065
ENN Energy Holdings Ltd.	6,393	89,767
ENN Natural Gas Co. Ltd., Class A	5,100	11,812
Eve Energy Co. Ltd., Class A	800	10,116
Everbright Securities Co. Ltd., Class A	6,500	13,904
Far East Horizon Ltd.	16,103	12,585
Flat Glass Group Co. Ltd., Class A	1,700	8,146
Flat Glass Group Co. Ltd., Class H (x)	3,225	7,800
Focus Media Information Technology Co. Ltd., Class A	11,600	11,147
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,540	17,634
Fosun International Ltd.	17,382	14,163
Foxconn Industrial Internet Co. Ltd., Class A	8,000	10,564
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	17,626
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	9,081
Ganfeng Lithium Group Co. Ltd. (m)(x)	3,218	24,036
Ganfeng Lithium Group Co. Ltd., Class A	980	9,799
GCL Technology Holdings Ltd.*	173,521	44,017
GD Power Development Co. Ltd., Class A*	22,100	13,575
GDS Holdings Ltd., Class A*	6,522	17,129
Geely Automobile Holdings Ltd.	48,576	70,946
Genscript Biotech Corp.*	8,779	27,949
GF Securities Co. Ltd., Class H	8,192	11,776
GF Securities Co. Ltd., Class A	4,200	9,358
GigaDevice Semiconductor, Inc., Class A	1,600	23,584
Ginlong Technologies Co. Ltd., Class A*	400	10,360
GoerTek, Inc., Class A	5,500	13,315
Gotion High-tech Co. Ltd., Class A	2,900	12,027
Great Wall Motor Co. Ltd., Class A	2,000	8,522
Great Wall Motor Co. Ltd., Class H	20,829	27,112
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	10,693
Greentown China Holdings Ltd.	8,932	13,045
Greentown Service Group Co. Ltd. (m)	16,196	10,748
Guangdong Haid Group Co. Ltd., Class A	1,300	11,544
Guangdong Investment Ltd.	27,094	27,735
Guanghui Energy Co. Ltd., Class A	8,100	10,510
Guangzhou Automobile Group Co. Ltd., Class H	20,379	13,733
Guangzhou Automobile Group Co. Ltd., Class A	5,800	9,203
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	10,095
Guosen Securities Co. Ltd., Class A	8,100	10,347
Guotai Junan Securities Co. Ltd., Class A	5,300	10,361
H World Group Ltd. (ADR)	1,648	69,908
Haidilao International Holding Ltd. (m)*	7,558	21,690
Haier Smart Home Co. Ltd., Class A	3,200	11,259
Haier Smart Home Co. Ltd., Class H	19,657	66,989
Haitian International Holdings Ltd.	5,159	13,814
Haitong Securities Co. Ltd., Class A	7,600	9,501
Haitong Securities Co. Ltd., Class H	18,883	11,612
Hangzhou First Applied Material Co. Ltd., Class A	980	9,366
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	7,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	$15,076
Hangzhou Tigermed Consulting Co. Ltd., Class H (m)	1,229	14,202
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	15,590
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	11,190
Hengan International Group Co. Ltd.	6,606	35,080
Hengli Petrochemical Co. Ltd., Class A	3,800	8,489
Hoshine Silicon Industry Co. Ltd., Class A	700	8,352
Hua Hong Semiconductor Ltd. (m)*	3,601	12,572
Huadian Power International Corp. Ltd., Class A	13,900	11,757
Huadong Medicine Co. Ltd., Class A	2,300	15,484
Huaneng Power International, Inc., Class H*	26,775	12,658
Huaneng Power International, Inc., Class A*	10,000	10,947
Huatai Securities Co. Ltd., Class H (m)	10,711	12,254
Huatai Securities Co. Ltd., Class A	5,300	9,713
Huaxia Bank Co. Ltd., Class A	15,400	11,497
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,722
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	10,607
Hundsun Technologies, Inc., Class A	2,800	16,296
Hygeia Healthcare Holdings Co. Ltd. (m)(x)*	2,409	17,283
Iflytek Co. Ltd., Class A	1,900	8,973
Imeik Technology Development Co. Ltd., Class A	300	24,441
Industrial & Commercial Bank of China Ltd., Class A	26,100	16,294
Industrial & Commercial Bank of China Ltd., Class H	901,459	464,274
Industrial Bank Co. Ltd., Class A	8,600	21,761
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	9,915
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	11,594
Innovent Biologics, Inc. (m)*	7,841	33,653
iQIYI, Inc. (ADR) (x)*	2,971	15,746
JA Solar Technology Co. Ltd., Class A	1,400	12,101
JD Health International, Inc. (m)*	9,566	87,443
JD.com, Inc., Class A	18,480	521,340
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	8,816
Jiangsu Expressway Co. Ltd., Class H	13,780	12,588
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	9,993
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	14,411
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	15,376
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	13,853
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	9,525
Jiangxi Copper Co. Ltd., Class H	312,350	460,995
Jiumaojiu International Holdings Ltd. (m)	7,515	20,074
JOYY, Inc. (ADR)	387	12,225
Kanzhun Ltd. (ADR)*	1,386	28,233
KE Holdings, Inc. (ADR)*	5,454	76,138
Kingboard Holdings Ltd.	7,213	22,964
Kingdee International Software Group Co. Ltd.*	22,327	47,884
Kingsoft Corp. Ltd.	8,075	27,001
Koolearn Technology Holding Ltd. (m)(x)*	3,428	23,057
Kuaishou Technology (m)*	14,142	128,729
Kunlun Energy Co. Ltd.	35,918	25,631
Kweichow Moutai Co. Ltd., Class A	600	149,057
Lenovo Group Ltd.	58,386	47,948
Lens Technology Co. Ltd., Class A	4,400	6,665
Li Auto, Inc., Class A (x)*	9,790	96,327
Li Ning Co. Ltd.	20,187	175,220
Longfor Group Holdings Ltd.§	14,732	45,864
LONGi Green Energy Technology Co. Ltd., Class A	3,080	18,724
Lufax Holding Ltd. (ADR)	6,204	12,036
Luxshare Precision Industry Co. Ltd., Class A	2,900	13,245
Luzhou Laojiao Co. Ltd., Class A	600	19,358
Mango Excellent Media Co. Ltd., Class A	2,200	9,500
Maxscend Microelectronics Co. Ltd., Class A	480	7,892
Meituan, Class B (m)*	37,744	844,779
Metallurgical Corp. of China Ltd., Class A	31,200	14,272
Microport Scientific Corp. (x)*	4,410	11,611
Ming Yang Smart Energy Group Ltd., Class A	3,700	13,444
Minth Group Ltd.	8,199	22,216
Montage Technology Co. Ltd., Class A	1,153	10,383
Muyuan Foods Co. Ltd., Class A	2,100	14,727
NARI Technology Co. Ltd., Class A	2,880	10,109
NAURA Technology Group Co. Ltd., Class A	600	19,446
NetEase, Inc.	17,765	260,599
New China Life Insurance Co. Ltd., Class A	3,400	14,712
New China Life Insurance Co. Ltd., Class H	6,085	14,890
New Hope Liuhe Co. Ltd., Class A*	6,100	11,328
New Oriental Education & Technology Group, Inc.*	12,047	43,987
Ninestar Corp., Class A	2,200	16,422
Ningbo Deye Technology Co. Ltd., Class A	200	9,529
Ningbo Tuopu Group Co. Ltd., Class A	900	7,584
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	9,723
NIO, Inc. (ADR) (x)*	11,070	107,933
Nongfu Spring Co. Ltd., Class H (m)	14,421	81,477
Oppein Home Group, Inc., Class A	700	12,237
Orient Securities Co. Ltd., Class A	9,300	11,960
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	14,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	$19,043
PetroChina Co. Ltd., Class A	17,200	12,297
PetroChina Co. Ltd., Class H	177,786	81,314
Pharmaron Beijing Co. Ltd., Class A	900	8,804
Pharmaron Beijing Co. Ltd., Class H (m)	1,488	10,323
PICC Property & Casualty Co. Ltd., Class H	55,754	52,929
Pinduoduo, Inc. (ADR)*	4,334	353,438
Ping An Bank Co. Ltd., Class A	8,000	15,145
Ping An Healthcare and Technology Co. Ltd. (m)*	4,122	11,248
Ping An Insurance Group Co. of China Ltd., Class H	54,249	358,975
Ping An Insurance Group Co. of China Ltd., Class A	4,500	30,424
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	12,841
Poly Property Services Co. Ltd., Class H (m)(x)	104,400	615,931
Pop Mart International Group Ltd. (m)(x)	4,180	10,614
Postal Savings Bank of China Co. Ltd., Class H (m)(x)	68,063	42,292
Postal Savings Bank of China Co. Ltd., Class A	16,600	11,032
Power Construction Corp. of China Ltd., Class A	11,500	11,712
Pylon Technologies Co. Ltd., Class A	244	11,079
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	12,077
Rongsheng Petrochemical Co. Ltd., Class A	4,900	8,670
SAIC Motor Corp. Ltd., Class A	4,500	9,328
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	15,081
Sany Heavy Industry Co. Ltd., Class A	3,900	8,864
Satellite Chemical Co. Ltd., Class A	4,505	10,045
SF Holding Co. Ltd., Class A	2,000	16,618
SG Micro Corp., Class A	900	22,346
Shaanxi Coal Industry Co. Ltd., Class A	7,400	19,778
Shandong Gold Mining Co. Ltd., Class A	4,600	12,679
Shandong Gold Mining Co. Ltd., Class H (m)(x)	8,605	15,963
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	15,736
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	45,049
Shanghai Baosight Software Co. Ltd., Class A	2,400	15,467
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	71,939	230,413
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	9,124
Shanghai International Airport Co. Ltd., Class A*	1,900	15,773
Shanghai International Port Group Co. Ltd., Class A	15,900	12,214
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	11,940
Shanghai Pudong Development Bank Co. Ltd., Class A	12,100	12,671
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	8,957
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	15,733
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	11,731
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	20,498
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	10,420
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	13,997
Shenzhen International Holdings Ltd.	13,340	13,091
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	22,726
Shenzhen Transsion Holdings Co. Ltd., Class A	2,079	23,782
Shenzhou International Group Holdings Ltd.	70,985	798,478
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	12,498
Shimao Group Holdings Ltd. (r)(x)*	23,338	5,887
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	13,195
Sichuan Road and Bridge Group Co. Ltd., Class A	9,100	14,556
Silergy Corp.	2,576	36,584
Sinopharm Group Co. Ltd., Class H	134,176	341,050
Smoore International Holdings Ltd. (m)(x)	12,083	18,762
StarPower Semiconductor Ltd., Class A	200	9,474
Sunac China Holdings Ltd. (r)(x)*	24,305	9,555
Sungrow Power Supply Co. Ltd., Class A	700	11,258
Sunny Optical Technology Group Co. Ltd.	6,110	72,682
Suzhou Maxwell Technologies Co. Ltd., Class A	300	17,773
TAL Education Group (ADR)*	4,182	29,483
TBEA Co. Ltd., Class A	4,000	11,554
TCL Technology Group Corp., Class A	23,900	12,789
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,200	11,918
Tencent Holdings Ltd.	77,041	3,296,632
Tencent Music Entertainment Group (ADR)*	5,401	44,720
Tianqi Lithium Corp., Class A*	900	10,226
Tingyi Cayman Islands Holding Corp.	16,474	29,084
Tongcheng Travel Holdings Ltd. (m)*	7,983	19,207
Tongwei Co. Ltd., Class A	2,200	12,209
Topsports International Holdings Ltd. (m)	14,871	11,793
TravelSky Technology Ltd., Class H	404,983	856,097
Trina Solar Co. Ltd., Class A	1,157	10,612
Trip.com Group Ltd. (ADR)*	4,408	151,635
Tsingtao Brewery Co. Ltd., Class H	4,644	45,872
Tsingtao Brewery Co. Ltd., Class A	1,000	15,464
Unigroup Guoxin Microelectronics Co. Ltd., Class A	559	10,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Uni-President China Holdings Ltd.	15,030	$15,039
Vipshop Holdings Ltd. (ADR)*	3,107	42,379
Walvax Biotechnology Co. Ltd., Class A	1,800	10,406
Wanhua Chemical Group Co. Ltd., Class A	1,300	17,326
Want Want China Holdings Ltd.	36,211	24,217
Weibo Corp. (ADR)*	19,752	377,658
Weichai Power Co. Ltd., Class H	291,768	391,743
Weichai Power Co. Ltd., Class A	5,400	7,907
Wens Foodstuffs Group Co. Ltd., Class A	4,700	13,272
Will Semiconductor Co. Ltd., Class A	1,505	16,690
Wingtech Technology Co. Ltd., Class A	2,400	18,153
Wuliangye Yibin Co. Ltd., Class A	1,900	49,385
WuXi AppTec Co. Ltd., Class H (m)	2,353	24,855
WuXi AppTec Co. Ltd., Class A	1,000	11,652
Wuxi Biologics Cayman, Inc. (m)*	30,728	235,614
Wuxi Shangji Automation Co. Ltd., Class A	600	9,136
XCMG Construction Machinery Co. Ltd., Class A	19,500	14,222
Xiaomi Corp., Class B (m)*	131,042	183,666
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	8,121	7,231
Xinyi Solar Holdings Ltd.	39,532	43,759
Xtep International Holdings Ltd.	9,813	10,925
Yadea Group Holdings Ltd. (m)	9,032	15,112
Yankuang Energy Group Co. Ltd., Class H	10,780	32,870
Yankuang Energy Group Co. Ltd., Class A	2,600	12,559
Yealink Network Technology Corp. Ltd., Class A	1,100	9,587
Yihai International Holding Ltd. (x)*	3,573	12,634
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	8,773
YongXing Special Materials Technology Co. Ltd., Class A	600	7,955
Yonyou Network Technology Co. Ltd., Class A	7,500	26,076
YTO Express Group Co. Ltd., Class A	4,500	13,005
Yuexiu Property Co. Ltd.	15,295	18,518
Yum China Holdings, Inc.	3,611	197,341
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,853
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	10,734
Yunnan Energy New Material Co. Ltd.	900	16,997
Zai Lab Ltd. (ADR)*	632	19,402
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	600	24,897
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	21,517
Zhejiang Expressway Co. Ltd., Class H	16,432	12,652
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	8,322
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	11,886
Zhejiang NHU Co. Ltd., Class A	3,120	8,415
ZhongAn Online P&C Insurance Co. Ltd., Class H (m)(x)*	3,854	10,616
Zhongsheng Group Holdings Ltd.	4,459	22,936
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	18,810
Zijin Mining Group Co. Ltd., Class A	9,400	13,522
Zijin Mining Group Co. Ltd., Class H	46,361	62,841
ZTE Corp., Class H	5,230	11,525
ZTE Corp., Class A	2,600	9,672
ZTO Express Cayman, Inc. (ADR)	3,415	91,761

		23,250,439

Colombia (1.1%)
Bancolombia SA	2,059	18,050
Bancolombia SA (Preference) (q)	3,654	25,287
Bancolombia SA (ADR) (x)	19,075	544,401
Ecopetrol SA	540,396	269,752
Interconexion Electrica SA ESP	3,634	15,741

		873,231

Czech Republic (1.0%)
CEZ A/S	1,304	44,431
Komercni Banka A/S	22,873	662,944
Moneta Money Bank A/S (m)	4,651	15,641

		723,016

Egypt (0.1%)
Commercial International Bank Egypt SAE	20,487	34,329
Eastern Co. SAE	27,018	15,618

		49,947

Greece (0.2%)
Alpha Services and Holdings SA*	18,515	19,819
Eurobank Ergasias Services and Holdings SA*	20,982	23,696
Hellenic Telecommunications Organization SA	1,630	25,457
JUMBO SA	1,066	18,235
Mytilineos SA	987	21,448
National Bank of Greece SA*	4,492	18,017
OPAP SA	1,568	22,206
Public Power Corp. SA*	3,212	22,538

		171,416

Hong Kong (0.2%)
Kingboard Laminates Holdings Ltd.	8,240	9,058
Nine Dragons Paper Holdings Ltd.	13,664	12,464
Orient Overseas International Ltd. (x)	986	17,811
Sino Biopharmaceutical Ltd.	84,712	49,598
Super Hi International Holding Ltd. (x)*	755	962
Vinda International Holdings Ltd.	6,126	18,051

		107,944

Hungary (0.1%)
MOL Hungarian Oil & Gas plc	3,311	23,097
OTP Bank Nyrt.	1,810	49,060
Richter Gedeon Nyrt.	1,130	25,145

		97,302

India (11.9%)
ABB India Ltd.	452	14,659
ACC Ltd.	607	17,914
Adani Enterprises Ltd.	2,593	120,932
Adani Green Energy Ltd.*	2,560	59,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Adani Ports & Special Economic Zone Ltd.	4,268	$42,205
Adani Power Ltd.*	6,234	22,572
Adani Total Gas Ltd.	2,528	112,843
Adani Transmission Ltd.*	2,607	81,593
Ambuja Cements Ltd.	4,814	30,497
Apollo Hospitals Enterprise Ltd.	813	44,002
Asian Paints Ltd.	3,435	128,211
AU Small Finance Bank Ltd. (m)	1,720	13,606
Aurobindo Pharma Ltd.	2,131	11,290
Avenue Supermarts Ltd. (m)*	1,309	64,378
Axis Bank Ltd.	19,707	222,427
Bajaj Auto Ltd.	561	24,521
Bajaj Finance Ltd.	2,352	186,932
Bajaj Finserv Ltd.	3,086	57,738
Bajaj Holdings & Investment Ltd.	228	15,824
Balkrishna Industries Ltd.	625	16,101
Bandhan Bank Ltd. (m)*	5,207	14,740
Berger Paints India Ltd.	1,962	13,787
Bharat Electronics Ltd.	29,911	36,119
Bharat Forge Ltd.	2,069	22,004
Bharat Petroleum Corp. Ltd.	7,012	28,012
Bharti Airtel Ltd.	19,152	186,612
Biocon Ltd.	3,827	12,113
Britannia Industries Ltd.	876	45,610
Cholamandalam Investment and Finance Co. Ltd.	3,318	28,993
Cipla Ltd.	3,912	50,878
Coal India Ltd.	12,450	33,868
Colgate-Palmolive India Ltd.	989	18,366
Container Corp. of India Ltd.	2,216	19,789
Dabur India Ltd.	5,000	33,933
Divi’s Laboratories Ltd.	1,073	44,269
DLF Ltd.	5,001	22,669
Dr Reddy’s Laboratories Ltd.	941	48,199
Eicher Motors Ltd.	1,105	43,112
GAIL India Ltd.	18,839	21,872
Godrej Consumer Products Ltd.*	3,305	34,918
Godrej Properties Ltd.*	1,011	14,966
Grasim Industries Ltd.	2,123	44,228
Havells India Ltd.	2,025	26,924
HCL Technologies Ltd.	9,867	123,955
HDFC Bank Ltd. (ADR)	10,560	722,410
HDFC Life Insurance Co. Ltd. (m)	7,684	52,594
Hero MotoCorp Ltd.	888	29,398
Hindalco Industries Ltd.	10,862	62,148
Hindustan Petroleum Corp. Ltd.	5,159	14,664
Hindustan Unilever Ltd.	7,065	218,709
Housing Development Finance Corp. Ltd.	14,767	470,802
ICICI Bank Ltd.	44,088	474,747
ICICI Bank Ltd. (ADR)	27,637	604,974
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	29,062
ICICI Prudential Life Insurance Co. Ltd. (m)	2,904	15,842
Indian Hotels Co. Ltd.	7,274	28,017
Indian Oil Corp. Ltd.	22,823	21,104
Indian Railway Catering & Tourism Corp. Ltd.	1,939	14,993
Indus Towers Ltd.	5,704	13,131
Info Edge India Ltd.	573	27,234
Infosys Ltd.	28,845	525,856
InterGlobe Aviation Ltd. (m)*	778	18,881
ITC Ltd.	27,117	108,674
Jindal Steel & Power Ltd.	3,297	23,138
JSW Steel Ltd.	5,842	54,236
Jubilant Foodworks Ltd.	3,199	19,761
Kotak Mahindra Bank Ltd.	5,105	112,754
Larsen & Toubro Ltd.	6,137	154,727
LTIMindtree Ltd. (m)	1,097	57,885
Lupin Ltd.	1,437	12,744
Mahindra & Mahindra Ltd.	7,894	119,197
Marico Ltd.	4,174	25,724
Maruti Suzuki India Ltd.	1,101	111,718
Mphasis Ltd.	683	16,287
MRF Ltd.	15	16,053
Muthoot Finance Ltd.	1,105	14,199
Nestle India Ltd.	273	64,698
NTPC Ltd.	31,344	63,063
Oil & Natural Gas Corp. Ltd.	20,333	36,068
Page Industries Ltd.	50	25,889
Petronet LNG Ltd.	6,061	15,784
PI Industries Ltd.	613	25,340
Pidilite Industries Ltd.	1,232	37,976
Power Grid Corp. of India Ltd.	25,366	65,523
Reliance Industries Ltd.	26,088	803,232
Samvardhana Motherson International Ltd.	31,247	28,006
SBI Cards & Payment Services Ltd.	1,906	18,327
SBI Life Insurance Co. Ltd. (m)	3,638	54,146
Shree Cement Ltd.	87	24,491
Shriram Finance Ltd.	2,076	34,551
Siemens Ltd.	576	19,679
SRF Ltd.	1,198	33,166
State Bank of India	16,309	120,982
Sun Pharmaceutical Industries Ltd.	8,901	107,742
Tata Consultancy Services Ltd.	7,754	305,239
Tata Consumer Products Ltd.	4,468	41,421
Tata Elxsi Ltd.	277	21,047
Tata Motors Ltd.*	16,096	75,480
Tata Power Co. Ltd. (The)	11,620	29,173
Tata Steel Ltd.	70,152	95,523
Tech Mahindra Ltd.	4,714	57,915
Titan Co. Ltd.	3,297	103,517
Torrent Pharmaceuticals Ltd.	821	15,388
Trent Ltd.	1,465	23,930
Tube Investments of India Ltd.	906	30,396
TVS Motor Co. Ltd.	1,825	23,944
UltraTech Cement Ltd.	984	82,772
United Spirits Ltd.*	2,349	24,917
UPL Ltd.	3,943	34,132
Varun Beverages Ltd.	1,940	31,013
Vedanta Ltd.	6,008	22,397
Wipro Ltd.	11,040	52,411
Yes Bank Ltd.*	91,112	22,687
Zomato Ltd.*	19,088	13,682

		9,135,269

Indonesia (2.9%)
Adaro Energy Indonesia Tbk. PT	127,572	31,550
Aneka Tambang Tbk.	117,063	14,927
Astra International Tbk. PT	183,159	67,063
Bank Central Asia Tbk. PT	475,383	261,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Bank Jago Tbk. PT*	36,955	$8,831
Bank Mandiri Persero Tbk. PT	164,048	104,588
Bank Negara Indonesia Persero Tbk. PT	60,070	35,596
Bank Rakyat Indonesia Persero Tbk. PT	2,715,736	861,778
Barito Pacific Tbk. PT	278,269	13,496
Charoen Pokphand Indonesia Tbk. PT	64,683	23,476
Indah Kiat Pulp & Paper Tbk. PT	22,387	12,547
Indofood CBP Sukses Makmur Tbk. PT	22,879	14,697
Indofood Sukses Makmur Tbk. PT	1,177,888	508,836
Kalbe Farma Tbk. PT	184,272	24,739
Merdeka Copper Gold Tbk. PT*	99,426	26,314
Sarana Menara Nusantara Tbk. PT	236,208	16,690
Sumber Alfaria Trijaya Tbk. PT	177,863	30,277
Telkom Indonesia Persero Tbk. PT	399,471	96,227
Unilever Indonesia Tbk. PT	67,686	20,435
United Tractors Tbk. PT	14,428	24,166

		2,197,323

Kuwait (0.7%)
Agility Public Warehousing Co. KSC	11,894	28,168
Boubyan Bank KSCP	10,574	27,639
Gulf Bank KSCP	13,396	13,773
Kuwait Finance House KSCP	66,470	179,690
Mabanee Co. KPSC	5,081	14,113
Mobile Telecommunications Co. KSCP	17,706	32,641
National Bank of Kuwait SAKP	61,484	217,162

		513,186

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	21,386

Malaysia (1.1%)
Axiata Group Bhd.	25,967	18,215
CIMB Group Holdings Bhd.	56,596	74,519
Dialog Group Bhd.	30,371	16,892
DiGi.Com Bhd.	39,934	36,262
Genting Bhd.	16,499	16,780
Genting Malaysia Bhd.	23,476	14,336
HAP Seng Consolidated Bhd.	8,729	12,682
Hartalega Holdings Bhd.	13,294	5,131
Hong Leong Bank Bhd.	7,591	35,430
IHH Healthcare Bhd.	21,971	31,024
Inari Amertron Bhd.	22,380	13,260
IOI Corp. Bhd.	19,549	17,974
Kuala Lumpur Kepong Bhd.	3,372	17,117
Malayan Banking Bhd.	39,853	78,711
Malaysia Airports Holdings Bhd.*	10,965	16,329
Maxis Bhd.	18,034	15,721
MISC Bhd.	10,465	17,818
MR DIY Group M Bhd. (m)	33,669	15,287
Nestle Malaysia Bhd.	550	17,480
Petronas Chemicals Group Bhd.	23,324	45,536
Petronas Gas Bhd.	9,344	36,315
PPB Group Bhd.	4,905	19,420
Press Metal Aluminium Holdings Bhd.	30,517	33,808
Public Bank Bhd.	124,755	122,348
RHB Bank Bhd.	14,181	18,640
Sime Darby Bhd.	29,543	15,425
Sime Darby Plantation Bhd.	17,851	18,844
Tenaga Nasional Bhd.	23,207	50,734
Top Glove Corp. Bhd.*	40,036	8,225

		840,263

Mexico (2.4%)
Alfa SAB de CV, Class A	26,520	16,917
America Movil SAB de CV	239,220	216,061
Arca Continental SAB de CV	3,727	30,227
Banco del Bajio SA (m)(x)	6,601	20,792
Cemex SAB de CV*	136,177	55,347
Coca-Cola Femsa SAB de CV	4,244	28,725
Fibra Uno Administracion SA de CV (REIT)	24,588	29,021
Fomento Economico Mexicano SAB de CV	16,668	130,314
Gruma SAB de CV, Class B	1,820	24,313
Grupo Aeroportuario del Pacifico SAB de CV, Class B (x)	3,282	47,058
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	37,930
Grupo Bimbo SAB de CV	12,149	51,311
Grupo Carso SAB de CV	2,613	10,998
Grupo Financiero Banorte SAB de CV, Class O	101,339	729,314
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	32,488
Grupo Mexico SAB de CV	25,161	88,706
Grupo Televisa SAB	25,835	23,466
Industrias Penoles SAB de CV (x)*	1,546	18,896
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	22,765
Orbia Advance Corp. SAB de CV	8,999	15,955
Promotora y Operadora de Infraestructura SAB de CV	1,954	15,899
Southern Copper Corp.	687	41,488
Wal-Mart de Mexico SAB de CV	44,891	158,679

		1,846,670

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	2,366	17,627
Credicorp Ltd.	578	78,411

		96,038

Philippines (0.5%)
ACEN Corp.	9,291	1,276
Ayala Corp.	3,097	38,940
Ayala Land, Inc.	63,229	35,240
Bank of the Philippine Islands	15,348	28,113
BDO Unibank, Inc.	25,812	49,153
Globe Telecom, Inc.	22	863
International Container Terminal Services, Inc.	11,430	41,164
JG Summit Holdings, Inc.	38,365	34,811
Jollibee Foods Corp.	4,563	18,883
Metropolitan Bank & Trust Co.	15,354	14,878
PLDT, Inc.	859	20,376
SM Investments Corp.	2,687	43,636
SM Prime Holdings, Inc.	98,339	62,939
Universal Robina Corp.	8,243	20,174

		410,446

Poland (0.5%)
Allegro.eu SA (m)*	2,532	14,523
Bank Polska Kasa Opieki SA	2,082	41,104
CD Projekt SA	561	16,599
Dino Polska SA (m)*	396	33,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
KGHM Polska Miedz SA	1,393	$40,298
LPP SA	9	21,877
Polski Koncern Naftowy ORLEN SA	5,334	78,208
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	54,139
Powszechny Zaklad Ubezpieczen SA	6,965	56,307
Santander Bank Polska SA	306	18,117

		375,093

Qatar (0.7%)
Barwa Real Estate Co.	9,728	7,689
Commercial Bank PSQC (The)	25,888	35,549
Industries Qatar QSC	13,744	48,433
Masraf Al Rayan QSC	50,968	44,473
Mesaieed Petrochemical Holding Co.	46,863	27,429
Ooredoo QPSC	4,608	11,642
Qatar Electricity & Water Co. QSC	5,127	24,949
Qatar Fuel QSC	5,099	25,195
Qatar Gas Transport Co. Ltd.	27,866	28,041
Qatar International Islamic Bank QSC	8,410	24,059
Qatar Islamic Bank SAQ	13,912	70,975
Qatar National Bank QPSC	39,576	195,598

		544,032

Romania (0.0%)†
NEPI Rockcastle NV	3,393	20,582

Russia (0.0%)
Gazprom PJSC (r)	80,604	—
LUKOIL PJSC (r)	2,799	—
Magnit PJSC (r)*	1,475	—
Magnit PJSC (GDR) (m)(r)*	3	—
MMC Norilsk Nickel PJSC (ADR) (r)	4,277	—
Mobile TeleSystems PJSC (r)	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (GDR) (m)(r)*	1,309	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PJSC (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)	1,723	—
VTB Bank PJSC (r)*	110,628,000	—
Yandex NV, Class A (r)*	2,060	—

		—

Singapore (0.8%)
BOC Aviation Ltd. (m)	75,716	631,981

South Africa (3.8%)
Absa Group Ltd.	7,635	87,129
African Rainbow Minerals Ltd.	940	15,933
Anglo American Platinum Ltd.	507	42,517
Aspen Pharmacare Holdings Ltd.	4,119	33,049
Bid Corp. Ltd.	3,037	58,957
Bidvest Group Ltd. (The)	2,243	28,301
Capitec Bank Holdings Ltd.	746	81,600
Clicks Group Ltd.	1,829	29,072
Discovery Ltd.*	3,986	28,937
Exxaro Resources Ltd.	2,006	25,656
FirstRand Ltd.	219,866	803,830
Foschini Group Ltd. (The)	3,038	18,059
Gold Fields Ltd.	7,581	78,593
Growthpoint Properties Ltd. (REIT)	26,720	22,865
Harmony Gold Mining Co. Ltd.	4,617	15,978
Impala Platinum Holdings Ltd.	7,991	100,240
Kumba Iron Ore Ltd.	596	17,268
Mr Price Group Ltd.	2,007	18,774
MTN Group Ltd.	14,080	105,489
MultiChoice Group	2,988	20,617
Naspers Ltd., Class N	1,866	310,172
Nedbank Group Ltd.	4,331	54,186
Ninety One Ltd.	166,868	371,718
Northam Platinum Holdings Ltd.*	2,662	29,325
Old Mutual Ltd.	35,801	22,039
Pepkor Holdings Ltd. (m)	21,971	25,862
Remgro Ltd.	3,981	31,169
Sanlam Ltd.	13,653	39,148
Sasol Ltd.	4,588	72,752
Shoprite Holdings Ltd.	4,620	61,450
Sibanye Stillwater Ltd.	22,338	58,792
SPAR Group Ltd. (The)	1,711	11,429
Standard Bank Group Ltd.	11,505	113,613
Vodacom Group Ltd.	6,142	44,354
Woolworths Holdings Ltd.	7,787	30,445

		2,909,318

South Korea (10.4%)
Amorepacific Corp.*	217	23,842
BGF retail Co. Ltd.*	118	19,688
Celltrion Healthcare Co. Ltd.	775	35,909
Celltrion Pharm, Inc.*	359	19,190
Celltrion, Inc.	878	112,502
Cheil Worldwide, Inc.*	727	13,313
CJ CheilJedang Corp.	56	16,912
CJ Corp.*	3,240	216,657
Cosmax, Inc.*	11,899	704,055
Coway Co. Ltd.*	373	16,570
DB Insurance Co. Ltd.*	311	16,146
Doosan Bobcat, Inc.	386	10,662
Doosan Enerbility Co. Ltd.*	4,199	51,726
Ecopro BM Co. Ltd.	452	33,327
E-MART, Inc.*	132	10,297
F&F Co. Ltd.*	115	13,275
GS Holdings Corp.*	417	14,525
Hana Financial Group, Inc.	2,361	79,114
Hankook Tire & Technology Co. Ltd.*	502	12,461
Hanmi Pharm Co. Ltd.*	62	14,665
Hanon Systems	3,857	24,879
Hanwha Solutions Corp.*	839	28,736
HD Hyundai Co. Ltd.	320	14,530
HLB, Inc.*	1,067	24,239
HMM Co. Ltd.*	2,351	36,737
Hotel Shilla Co. Ltd.*	215	14,241
HYBE Co. Ltd.*	112	15,582
Hyundai Engineering & Construction Co. Ltd.*	526	14,664
Hyundai Glovis Co. Ltd.*	127	16,535
Hyundai Heavy Industries Co. Ltd.*	144	13,340
Hyundai Mipo Dockyard Co. Ltd.*	237	15,977
Hyundai Mobis Co. Ltd.	515	82,204
Hyundai Motor Co.	1,190	143,240
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	14,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	$9,758
Hyundai Steel Co.*	585	14,309
Iljin Materials Co. Ltd.*	450	18,659
Industrial Bank of Korea*	1,761	13,754
Kakao Corp.*	2,876	122,760
Kakao Games Corp.*	591	21,256
KakaoBank Corp.*	899	17,575
Kangwon Land, Inc.*	688	12,700
KB Financial Group, Inc.	3,562	137,791
Kia Corp.*	2,129	100,548
Korea Aerospace Industries Ltd.*	507	20,573
Korea Electric Power Corp.*	2,726	47,236
Korea Investment Holdings Co. Ltd.*	282	12,005
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	14,821
Korea Zinc Co. Ltd.*	73	32,795
Korean Air Lines Co. Ltd.*	1,982	36,329
Krafton, Inc.*	251	33,807
KT&G Corp.*	899	65,110
Kumho Petrochemical Co. Ltd.*	123	12,353
L&F Co. Ltd.*	200	27,816
LG Chem Ltd.*	423	202,732
LG Chem Ltd. (Preference) (q)*	55	12,168
LG Corp.*	944	58,702
LG Display Co. Ltd.*	1,567	15,591
LG Electronics, Inc.*	850	58,793
LG Energy Solution Ltd.*	300	104,092
LG H&H Co. Ltd.*	80	46,115
LG Innotek Co. Ltd.*	96	19,456
LG Uplus Corp.	1,446	12,691
Lotte Chemical Corp.*	116	16,483
Lotte Shopping Co. Ltd.*	189	13,725
Meritz Fire & Marine Insurance Co. Ltd.*	416	16,491
Meritz Securities Co. Ltd.*	3,119	15,590
Mirae Asset Securities Co. Ltd.*	1,943	9,410
NAVER Corp.	1,125	160,216
NCSoft Corp.*	147	52,676
Netmarble Corp. (m)*	467	22,549
NH Investment & Securities Co. Ltd.*	1,358	9,470
Orion Corp.*	161	16,358
Pan Ocean Co. Ltd.*	2,941	13,458
Pearl Abyss Corp.*	606	20,367
POSCO Chemical Co. Ltd.*	209	30,063
POSCO Holdings, Inc.	651	143,511
S-1 Corp.*	228	10,728
Samsung Biologics Co. Ltd. (m)*	146	95,560
Samsung C&T Corp.*	707	63,946
Samsung Electro-Mechanics Co. Ltd.*	486	50,758
Samsung Electronics Co. Ltd.	61,462	2,715,587
Samsung Electronics Co. Ltd. (Preference) (q)	7,052	284,252
Samsung Engineering Co. Ltd.*	1,058	18,765
Samsung Fire & Marine Insurance Co. Ltd.*	264	41,875
Samsung Heavy Industries Co. Ltd.*	4,245	17,282
Samsung Life Insurance Co. Ltd.*	603	33,992
Samsung SDI Co. Ltd.*	471	222,356
Samsung SDS Co. Ltd.*	235	23,012
Samsung Securities Co. Ltd.*	423	10,606
SD Biosensor, Inc.	910	21,883
Shinhan Financial Group Co. Ltd.	3,731	104,522
SK Biopharmaceuticals Co. Ltd.*	185	10,630
SK Bioscience Co. Ltd.*	155	9,121
SK Hynix, Inc.	4,679	281,809
SK IE Technology Co. Ltd. (m)*	254	10,794
SK Innovation Co. Ltd.*	539	66,431
SK Square Co. Ltd.*	912	24,420
SK, Inc.	283	42,670
SKC Co. Ltd.*	141	9,977
S-Oil Corp.	304	20,198
Woori Financial Group, Inc.	4,526	41,632
Yuhan Corp.*	364	16,538

		7,986,201

Taiwan (15.9%)
Accton Technology Corp.	5,128	39,125
Acer, Inc.	20,895	16,010
Advantech Co. Ltd.	3,316	35,711
ASE Technology Holding Co. Ltd.	292,699	894,224
Asia Cement Corp.	15,725	20,977
Asustek Computer, Inc.	6,027	52,651
AUO Corp.	66,949	32,673
Catcher Technology Co. Ltd.	4,883	26,849
Cathay Financial Holding Co. Ltd.	70,612	91,896
Chailease Holding Co. Ltd.	12,159	85,845
Chang Hwa Commercial Bank Ltd.	31,080	17,342
Cheng Shin Rubber Industry Co. Ltd.	13,228	14,590
China Airlines Ltd.	22,757	14,068
China Development Financial Holding Corp.	126,364	51,803
China Steel Corp.	107,475	104,204
Chunghwa Telecom Co. Ltd.	33,116	121,752
Compal Electronics, Inc.	29,953	22,463
CTBC Financial Holding Co. Ltd.	161,946	116,445
Delta Electronics, Inc.	16,695	155,622
E Ink Holdings, Inc.	6,440	33,734
E.Sun Financial Holding Co. Ltd.	121,132	94,784
Eclat Textile Co. Ltd.	1,360	21,925
eMemory Technology, Inc.	457	19,850
Eva Airways Corp.	20,580	18,849
Evergreen Marine Corp. Taiwan Ltd.	7,982	42,331
Far Eastern New Century Corp.	34,411	35,715
Far EasTone Telecommunications Co. Ltd.	11,429	24,505
Feng TAY Enterprise Co. Ltd.	79,152	531,792
First Financial Holding Co. Ltd.	96,792	83,454
Formosa Chemicals & Fibre Corp.	33,062	75,836
Formosa Petrochemical Corp.	8,146	21,282
Formosa Plastics Corp.	33,437	94,429
Fubon Financial Holding Co. Ltd.	63,691	116,666
Giant Manufacturing Co. Ltd.	2,145	13,993
Globalwafers Co. Ltd.	1,520	21,142
Hon Hai Precision Industry Co. Ltd.	261,719	850,669
Hotai Motor Co. Ltd.	2,839	54,313
Hua Nan Financial Holdings Co. Ltd.	78,642	57,442
Innolux Corp.	84,159	30,257
Inventec Corp.	19,884	16,982
Largan Precision Co. Ltd.	926	61,461
Lite-On Technology Corp.	14,911	30,952
MediaTek, Inc.	45,042	915,920
Mega Financial Holding Co. Ltd.	95,566	94,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Micro-Star International Co. Ltd.	156,817	$609,706
momo.com, Inc.	1,075	22,454
Nan Ya Plastics Corp.	39,721	91,757
Nan Ya Printed Circuit Board Corp.	1,596	11,787
Nanya Technology Corp.	8,913	14,848
Nien Made Enterprise Co. Ltd.	1,191	11,412
Novatek Microelectronics Corp.	4,946	50,771
Pegatron Corp.	21,877	45,198
PharmaEssentia Corp.*	1,651	25,623
Pou Chen Corp.	17,200	19,139
Powerchip Semiconductor Manufacturing Corp.	20,672	21,422
President Chain Store Corp.	5,487	48,558
Quanta Computer, Inc.	23,573	55,451
Realtek Semiconductor Corp.	4,073	37,237
Ruentex Development Co. Ltd.	19,142	26,936
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	48,969
Shin Kong Financial Holding Co. Ltd.	136,202	38,864
SinoPac Financial Holdings Co. Ltd.	96,511	52,596
Synnex Technology International Corp.	9,642	18,572
Taishin Financial Holding Co. Ltd.	90,621	44,521
Taiwan Business Bank	51,398	21,656
Taiwan Cement Corp.	60,564	66,307
Taiwan Cooperative Financial Holding Co. Ltd.	81,746	69,151
Taiwan High Speed Rail Corp.	14,761	13,807
Taiwan Mobile Co. Ltd.	15,213	46,873
Taiwan Semiconductor Manufacturing Co. Ltd.	297,100	4,335,357
Unimicron Technology Corp.	9,856	38,481
Uni-President Enterprises Corp.	258,593	560,339
United Microelectronics Corp.*	101,617	134,561
Vanguard International Semiconductor Corp.	6,358	16,032
Voltronic Power Technology Corp.	748	37,600
Walsin Lihwa Corp.	19,184	29,461
Wan Hai Lines Ltd.	4,982	12,984
Win Semiconductors Corp.	2,395	10,636
Winbond Electronics Corp.	21,485	13,701
Wiwynn Corp.	569	14,755
WPG Holdings Ltd.	11,581	18,124
Yageo Corp.	3,172	46,545
Yang Ming Marine Transport Corp.	15,133	32,250
Yuanta Financial Holding Co. Ltd.	86,023	60,734
Zhen Ding Technology Holding Ltd.	4,897	16,729

		12,168,804

Thailand (3.3%)
Advanced Info Service PCL	10,194	57,394
Airports of Thailand PCL*	35,583	77,053
Asset World Corp. PCL	87,255	15,871
Bangkok Dusit Medical Services PCL, Class F	85,764	72,429
Bangkok Expressway & Metro PCL	63,453	17,954
Berli Jucker PCL	15,915	16,198
BTS Group Holdings PCL	65,595	15,909
Bumrungrad Hospital PCL	4,950	30,299
Carabao Group PCL, Class F	6,029	16,841
Central Pattana PCL	16,768	34,374
Central Retail Corp. PCL	15,022	20,060
Charoen Pokphand Foods PCL	32,173	23,037
CP ALL PCL	48,479	95,530
Delta Electronics Thailand PCL	2,589	62,043
Electricity Generating PCL (x)	3,061	15,245
Energy Absolute PCL	13,936	39,030
Global Power Synergy PCL, Class F (x)	8,538	17,995
Gulf Energy Development PCL	24,354	38,850
Home Product Center PCL	49,135	21,989
Indorama Ventures PCL	13,985	16,454
Intouch Holdings PCL, Class F	9,318	20,783
JMT Network Services PCL	7,741	15,422
Kasikornbank PCL	108,418	461,719
Krung Thai Bank PCL	29,782	15,220
Krungthai Card PCL	9,002	15,335
Land & Houses PCL	69,450	19,851
Minor International PCL*	26,190	24,576
PTT Exploration & Production PCL	153,510	782,287
PTT Global Chemical PCL	189,318	258,273
PTT Oil & Retail Business PCL	25,709	17,666
PTT PCL	85,670	82,863
SCB X PCL	6,989	21,591
SCG Packaging PCL	10,693	17,598
Siam Cement PCL (The)	6,664	65,803
Thai Oil PCL	10,107	16,415
True Corp. PCL	124,272	17,366

		2,557,323

Turkey (0.5%)
Akbank TAS	25,213	26,356
BIM Birlesik Magazalar A/S	5,030	36,820
Eregli Demir ve Celik Fabrikalari TAS	11,314	24,960
Ford Otomotiv Sanayi A/S	709	19,884
Haci Omer Sabanci Holding A/S	8,743	21,074
Hektas Ticaret TAS*	9,732	19,576
KOC Holding A/S	10,285	46,029
Sasa Polyester Sanayi A/S*	3,828	22,515
Turk Hava Yollari AO*	4,461	33,609
Turkcell Iletisim Hizmetleri A/S	11,528	23,349
Turkiye Is Bankasi A/S, Class C	28,283	19,312
Turkiye Petrol Rafinerileri A/S*	1,025	29,042
Turkiye Sise ve Cam Fabrikalari A/S	11,139	25,563
Yapi ve Kredi Bankasi A/S	25,278	15,962

		364,051

United States (0.1%)
JBS SA	6,207	25,852
Legend Biotech Corp. (ADR)*	349	17,422
Parade Technologies Ltd.	539	13,556

		56,830

Total Common Stocks (96.8%) (Cost $84,627,823)		74,157,512

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 1/31/23*	26	53

South Korea (0.0%)†
Lotte Chemical Corp., expiring 1/20/23*	23	646

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Rights	Value (Note 1)
Thailand (0.0%)
Thai Union Group PCL, expiring 12/31/22 (r)*	770	$—

Total Rights (0.0%)† (Cost $–)		699

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	551,295	551,570

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $611,397, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24 - 11/15/50; total market value $623,334. (xx)	$611,112	611,112

Total Short-Term Investments (1.5%) (Cost $1,162,593)		1,162,682

Total Investments in Securities (98.3%) (Cost $85,790,416)		75,320,893
Other Assets Less Liabilities (1.7%)		1,340,026

Net Assets (100%)		$76,660,919

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $45,864 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $4,036,679 or 5.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $1,083,008. This was collateralized by $516,631 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.497%, maturing 2/2/23 - 2/15/52 and by cash of $611,112 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— European Currency Unit
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
KWD	— Kuwait Dinar
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	28	3/2023	USD	1,343,160	(20,113)

					(20,113)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : CLP 24,256, CNH 89, CNY 46,942, COP (1), CZK 10,024, EUR 4,141, HKD 15,213, HUF 5,382, KWD 2,727, MXN 16,442, MYR 3, PHP 104, PLN 6,007, TRY 5,785, TWD 247,389 and ZAR 1,974.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$65,357	$—		$65,357
Brazil	1,633,534	3,402,203	—		5,035,737
Chile	807,981	300,346	—		1,108,327
China	2,110,790	21,124,207	15,442		23,250,439
Colombia	544,401	328,830	—		873,231
Czech Republic	—	723,016	—		723,016
Egypt	—	49,947	—		49,947
Greece	—	171,416	—		171,416
Hong Kong	—	107,944	—		107,944
Hungary	—	97,302	—		97,302
India	1,327,384	7,807,885	—		9,135,269
Indonesia	—	2,197,323	—		2,197,323
Kuwait	—	513,186	—		513,186
Luxembourg	—	21,386	—		21,386
Malaysia	—	840,263	—		840,263
Mexico	1,846,670	—	—		1,846,670
Peru	96,038	—	—		96,038
Philippines	—	410,446	—		410,446
Poland	—	375,093	—		375,093
Qatar	—	544,032	—		544,032
Romania	—	20,582	—		20,582
Russia	—	—	—	(a)	—	(a)
Singapore	—	631,981	—		631,981
South Africa	—	2,909,318	—		2,909,318
South Korea	—	7,986,201	—		7,986,201
Taiwan	—	12,168,804	—		12,168,804
Thailand	—	2,557,323	—		2,557,323
Turkey	—	364,051	—		364,051
United States	17,422	39,408	—		56,830
Rights
Brazil	—	53	—		53
South Korea	—	646	—		646
Thailand	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	551,570	—	—		551,570
Repurchase Agreement	—	611,112	—		611,112

Total Assets	$8,935,790	$66,369,661	$15,442		$75,320,893

Liabilities:
Futures	$(20,113)	$—	$—		$(20,113)

Total Liabilities	$(20,113)	$—	$—		$(20,113)

Total	$8,915,677	$66,369,661	$15,442		$75,300,780

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(20,113	)*

Total		$(20,113)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(987,507)	$(987,507)

Total	$(987,507)	$(987,507)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$167,163	$167,163

Total	$167,163	$167,163

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $6,866,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$77,494,951
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,947,971

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,396,875
Aggregate gross unrealized depreciation	(15,074,049)

Net unrealized depreciation	$(10,677,174)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$85,977,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $85,179,304)	$74,709,781
Repurchase Agreements (Cost $611,112)	611,112
Cash	1,330,448
Foreign cash (Cost $388,568)	386,477
Cash held as collateral at broker for futures	78,000
Dividends, interest and other receivables	228,503
Receivable for Portfolio shares sold	29,493
Securities lending income receivable	558
Other assets	327

Total assets	77,374,699

LIABILITIES
Payable for return of collateral on securities loaned	611,112
Due to broker for futures variation margin	21,422
Distribution fees payable – Class IB	8,215
Payable for Portfolio shares redeemed	7,636
Administrative fees payable	5,908
Trustees’ fees payable	25
Payable for securities purchased	19
Accrued expenses	59,443

Total liabilities	713,780

NET ASSETS	$76,660,919

Net assets were comprised of:
Paid in capital	$87,493,074
Total distributable earnings (loss)	(10,832,155)

Net assets	$76,660,919

Class IB
Net asset value, offering and redemption price per share, $38,798,705 / 4,754,078 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.16

Class K
Net asset value, offering and redemption price per share, $37,862,214 / 4,638,598 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.16

(x)	Includes value of securities on loan of $1,083,008.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $303,578 foreign withholding tax)	$2,587,450
Interest	22,160
Securities lending (net)	12,975

Total income	2,622,585

EXPENSES
Investment management fees	524,114
Custodian fees	214,001
Distribution fees – Class IB	96,432
Administrative fees	92,379
Professional fees	66,446
Printing and mailing expenses	13,135
Trustees’ fees	2,422
Miscellaneous	10,859

Gross expenses	1,019,788
Less: Waiver from investment manager	(212,658)

Net expenses	807,130

NET INVESTMENT INCOME (LOSS)	1,815,455

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $213 on realized gain on investments)	5,038,240
Futures contracts	(987,507)
Foreign currency transactions	(50,140)

Net realized gain (loss)	4,000,593

Change in unrealized appreciation (depreciation) on:
Investments in securities	(20,626,917)
Futures contracts	167,163
Foreign currency translations	(1,420)

Net change in unrealized appreciation (depreciation)	(20,461,174)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,460,581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,645,126)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,815,455	$950,132
Net realized gain (loss)	4,000,593	521,896
Net change in unrealized appreciation (depreciation)	(20,461,174)	(1,994,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,645,126)	(522,405)

Distributions to shareholders:
Class IB	(2,822,885)	(1,568,530)
Class K	(2,854,325)	(1,505,539)

Total distributions to shareholders	(5,677,210)	(3,074,069)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,010,652 and 1,440,025 shares, respectively ]	9,366,775	16,706,612
Capital shares issued in reinvestment of dividends and distributions [ 341,474 and 145,678 shares, respectively ]	2,822,885	1,568,530
Capital shares repurchased [ (523,933) and (562,729) shares, respectively ]	(4,833,668)	(6,419,761)

Total Class IB transactions	7,355,992	11,855,381

Class K
Capital shares sold [ 1,110,049 and 416,116 shares, respectively ]	10,425,313	4,785,941
Capital shares issued in reinvestment of dividends and distributions [ 345,232 and 139,814 shares, respectively ]	2,854,325	1,505,539
Capital shares repurchased [ (299,995) and (860,188) shares, respectively ]	(2,762,056)	(10,107,753)

Total Class K transactions	10,517,582	(3,816,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,873,574	8,039,108

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,448,762)	4,442,634
NET ASSETS:
Beginning of year	79,109,681	74,667,047

End of year	$76,660,919	$79,109,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020		2019	2018
Net asset value, beginning of year	$10.68	$11.16	$10.02		$8.62	$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.13	0.08	(aa)	0.17	0.14
Net realized and unrealized gain (loss)	(2.09)	(0.19)	1.30		1.38	(1.71)

Total from investment operations	(1.88)	(0.06)	1.38		1.55	(1.57)

Less distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.11)		(0.15)	(0.13)
Distributions from net realized gains	(0.45)	(0.28)	(0.13)		—	(0.06)

Total dividends and distributions	(0.64)	(0.42)	(0.24)		(0.15)	(0.19)

Net asset value, end of year	$8.16	$10.68	$11.16		$10.02	$8.62

Total return	(17.63)%	(0.55)%	14.10%		18.07%	(15.21)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,799	$41,915	$32,396		$26,516	$21,221
Ratio of expenses to average net assets:
After waivers (f)	1.20%	1.20%	1.20%		1.20%	1.20%
Before waivers (f)	1.48%	1.26%	1.39%		1.34%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.29%	1.13%	0.84	%(bb)	1.84%	1.40%
Before waivers (f)	2.01%	1.07%	0.65	%(bb)	1.69%	1.25%
Portfolio turnover rate^	73%	13%	29%		9%	8%

	Year Ended December 31,
Class K	2022	2021	2020		2019	2018
Net asset value, beginning of year	$10.68	$11.16	$10.02		$8.61	$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.15	0.10	(aa)	0.19	0.16
Net realized and unrealized gain (loss)	(2.09)	(0.19)	1.30		1.40	(1.71)

Total from investment operations	(1.85)	(0.04)	1.40		1.59	(1.55)

Less distributions:
Dividends from net investment income	(0.22)	(0.16)	(0.13)		(0.18)	(0.16)
Distributions from net realized gains	(0.45)	(0.28)	(0.13)		—	(0.06)

Total dividends and distributions	(0.67)	(0.44)	(0.26)		(0.18)	(0.22)

Net asset value, end of year	$8.16	$10.68	$11.16		$10.02	$8.61

Total return	(17.43)%	(0.31)%	14.33%		18.49%	(15.07)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$37,862	$37,195	$42,272		$39,926	$33,360
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%		0.95%	0.95%
Before waivers (f)	1.24%	1.01%	1.14%		1.09%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.57%	1.26%	1.04	%(bb)	2.08%	1.61%
Before waivers (f)	2.28%	1.20%	0.85	%(bb)	1.93%	1.46%
Portfolio turnover rate^	73%	13%	29%		9%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(18.55)%	8.81%	11.89%
Portfolio – Class IB Shares	(18.55)	8.81	11.89
Portfolio – Class K Shares	(18.33)	9.08	12.16
S&P 500® Index	(18.11)	9.42	12.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (18.55)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors contributed the most to performance were Energy and Utilities.

•	The stocks that contributed most to performance were ExxonMobil Corp., Chevron Corp., Merck & Co. Inc., Eli Lilly and Co. and ConocoPhillips Co.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Consumer Discretionary, Communication Services, Financials and Real Estate.

•	The stocks that detracted most from performance were Apple, Inc., Amazon.com, Inc., Microsoft Corp., Tesla, Inc. and Meta Platforms, Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	25.5%
Health Care	15.6
Financials	11.5
Consumer Discretionary	9.7
Industrials	8.6
Communication Services	7.2
Consumer Staples	7.1
Energy	5.2
Utilities	3.1
Materials	2.7
Real Estate	2.7
Repurchase Agreements	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,020.10	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.78
Class IB
Actual	1,000.00	1,020.30	2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.78
Class K
Actual	1,000.00	1,021.50	1.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.72	1.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,587,313	$29,222,432
Lumen Technologies, Inc.	211,987	1,106,572
Verizon Communications, Inc.	935,376	36,853,815

		67,182,819

Entertainment (1.3%)
Activision Blizzard, Inc.	158,617	12,142,131
Electronic Arts, Inc.	58,414	7,137,022
Live Nation Entertainment, Inc.*	31,813	2,218,639
Netflix, Inc.*	99,114	29,226,736
Take-Two Interactive Software, Inc.*	35,134	3,658,503
Walt Disney Co. (The)*	406,028	35,275,713
Warner Bros Discovery, Inc.*	492,172	4,665,791

		94,324,535

Interactive Media & Services (3.9%)
Alphabet, Inc., Class A*	1,330,296	117,372,016
Alphabet, Inc., Class C*	1,179,253	104,635,119
Match Group, Inc.*	62,207	2,580,968
Meta Platforms, Inc., Class A*	500,820	60,268,679

		284,856,782

Media (0.8%)
Charter Communications, Inc., Class A*	23,923	8,112,289
Comcast Corp., Class A	960,798	33,599,106
DISH Network Corp., Class A (x)*	55,981	785,973
Fox Corp., Class A	67,367	2,045,936
Fox Corp., Class B	31,031	882,832
Interpublic Group of Cos., Inc. (The)	86,532	2,882,381
News Corp., Class A	85,157	1,549,857
News Corp., Class B	26,258	484,198
Omnicom Group, Inc.	45,416	3,704,583
Paramount Global, Class B (x)	112,479	1,898,646

		55,945,801

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	133,006	18,620,840

Total Communication Services		520,930,777

Consumer Discretionary (9.7%)
Auto Components (0.1%)
Aptiv plc*	60,345	5,619,930
BorgWarner, Inc.	52,150	2,099,038

		7,718,968

Automobiles (1.3%)
Ford Motor Co.	879,657	10,230,411
General Motors Co.	316,415	10,644,201
Tesla, Inc.*	597,796	73,636,511

		94,511,123

Distributors (0.2%)
Genuine Parts Co.	31,395	5,447,346
LKQ Corp.	56,529	3,019,214
Pool Corp.	8,697	2,629,364

		11,095,924

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.*	8,639	17,410,004
Caesars Entertainment, Inc.*	47,788	1,987,981
Carnival Corp. (x)*	223,038	1,797,686
Chipotle Mexican Grill, Inc.*	6,174	8,566,363
Darden Restaurants, Inc.	27,258	3,770,599
Domino’s Pizza, Inc.	7,884	2,731,018
Expedia Group, Inc.*	33,534	2,937,578
Hilton Worldwide Holdings, Inc.	60,235	7,611,294
Las Vegas Sands Corp.*	73,183	3,517,907
Marriott International, Inc., Class A	59,924	8,922,084
McDonald’s Corp.	163,124	42,988,068
MGM Resorts International	70,988	2,380,228
Norwegian Cruise Line Holdings Ltd. (x)*	93,853	1,148,761
Royal Caribbean Cruises Ltd.*	48,877	2,415,990
Starbucks Corp.	255,658	25,361,274
Wynn Resorts Ltd.*	22,966	1,894,006
Yum! Brands, Inc.	62,737	8,035,355

		143,476,196

Household Durables (0.3%)
DR Horton, Inc.	69,710	6,213,949
Garmin Ltd.	34,150	3,151,704
Lennar Corp., Class A	56,741	5,135,061
Mohawk Industries, Inc.*	11,745	1,200,574
Newell Brands, Inc.	83,826	1,096,444
NVR, Inc.*	669	3,085,816
PulteGroup, Inc.	50,740	2,310,192
Whirlpool Corp.	12,133	1,716,334

		23,910,074

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	1,976,722	166,044,648
eBay, Inc.	120,860	5,012,064
Etsy, Inc.*	27,993	3,353,002

		174,409,714

Leisure Products (0.0%)†
Hasbro, Inc.	28,915	1,764,104

Multiline Retail (0.5%)
Dollar General Corp.	50,239	12,371,354
Dollar Tree, Inc.*	46,882	6,630,990
Target Corp.	102,509	15,277,941

		34,280,285

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	13,389	1,968,584
AutoZone, Inc.*	4,227	10,424,543
Bath & Body Works, Inc.	50,863	2,143,367
Best Buy Co., Inc.	44,625	3,579,371
CarMax, Inc.*	35,193	2,142,902
Home Depot, Inc. (The)	228,002	72,016,712
Lowe’s Cos., Inc.	138,241	27,543,137
O’Reilly Automotive, Inc.*	13,937	11,763,246
Ross Stores, Inc.	77,297	8,971,863
TJX Cos., Inc. (The)	258,588	20,583,605
Tractor Supply Co.	24,602	5,534,712
Ulta Beauty, Inc.*	11,408	5,351,150

		172,023,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	280,555	$32,827,740
Ralph Lauren Corp.	9,152	967,092
Tapestry, Inc.	53,666	2,043,601
VF Corp.	73,560	2,030,992

		37,869,425

Total Consumer Discretionary		701,059,005

Consumer Staples (7.1%)
Beverages (1.9%)
Brown-Forman Corp., Class B	40,725	2,674,818
Coca-Cola Co. (The)	866,833	55,139,247
Constellation Brands, Inc., Class A	36,154	8,378,690
Keurig Dr Pepper, Inc.	189,255	6,748,833
Molson Coors Beverage Co., Class B	41,871	2,157,194
Monster Beverage Corp.*	84,827	8,612,485
PepsiCo, Inc.	306,841	55,433,895

		139,145,162

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	98,576	44,999,944
Kroger Co. (The)	145,075	6,467,443
Sysco Corp.	112,866	8,628,606
Walgreens Boots Alliance, Inc.	159,866	5,972,594
Walmart, Inc.	314,345	44,570,978

		110,639,565

Food Products (1.2%)
Archer-Daniels-Midland Co.	122,347	11,359,919
Campbell Soup Co.	44,730	2,538,427
Conagra Brands, Inc.	106,739	4,130,799
General Mills, Inc.	132,191	11,084,215
Hershey Co. (The)	32,733	7,579,981
Hormel Foods Corp.	64,474	2,936,791
J M Smucker Co. (The)	23,732	3,760,573
Kellogg Co.	57,007	4,061,179
Kraft Heinz Co. (The)	177,329	7,219,064
Lamb Weston Holdings, Inc.	32,034	2,862,558
McCormick & Co., Inc. (Non-Voting)	55,813	4,626,339
Mondelez International, Inc., Class A	304,148	20,271,464
Tyson Foods, Inc., Class A	64,503	4,015,312

		86,446,621

Household Products (1.6%)
Church & Dwight Co., Inc.	54,314	4,378,252
Clorox Co. (The)	27,480	3,856,268
Colgate-Palmolive Co.	186,017	14,656,279
Kimberly-Clark Corp.	75,166	10,203,785
Procter & Gamble Co. (The)	527,775	79,989,579

		113,084,163

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,508	12,779,650

Tobacco (0.7%)
Altria Group, Inc.	399,150	18,245,147
Philip Morris International, Inc.	345,258	34,943,562

		53,188,709

Total Consumer Staples		515,283,870

Energy (5.2%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	223,045	6,586,519
Halliburton Co.	202,239	7,958,105
Schlumberger Ltd.	315,814	16,883,416

		31,428,040

Oil, Gas & Consumable Fuels (4.8%)
APA Corp.	71,607	3,342,615
Chevron Corp.	396,204	71,114,656
ConocoPhillips	277,523	32,747,714
Coterra Energy, Inc.	175,606	4,314,639
Devon Energy Corp.	145,591	8,955,302
Diamondback Energy, Inc.	39,198	5,361,502
EOG Resources, Inc.	130,822	16,944,065
EQT Corp.	81,748	2,765,535
Exxon Mobil Corp.#	917,219	101,169,256
Hess Corp.	61,799	8,764,334
Kinder Morgan, Inc.	440,539	7,964,945
Marathon Oil Corp.	141,441	3,828,808
Marathon Petroleum Corp.	104,379	12,148,672
Occidental Petroleum Corp.	161,945	10,200,916
ONEOK, Inc.	99,545	6,540,107
Phillips 66	105,264	10,955,877
Pioneer Natural Resources Co.	52,918	12,085,942
Targa Resources Corp.	50,418	3,705,723
Valero Energy Corp.	85,863	10,892,580
Williams Cos., Inc. (The)	271,271	8,924,816

		342,728,004

Total Energy		374,156,044

Financials (11.5%)
Banks (3.8%)
Bank of America Corp.	1,554,466	51,483,914
Citigroup, Inc.	431,372	19,510,956
Citizens Financial Group, Inc.	109,687	4,318,377
Comerica, Inc.	29,165	1,949,680
Fifth Third Bancorp	152,873	5,015,763
First Republic Bank	40,741	4,965,921
Huntington Bancshares, Inc.	321,323	4,530,654
JPMorgan Chase & Co.	653,278	87,604,580
KeyCorp	207,789	3,619,684
M&T Bank Corp.	38,444	5,576,687
PNC Financial Services Group, Inc. (The)	89,826	14,187,118
Regions Financial Corp.	208,118	4,487,024
Signature Bank	14,015	1,614,808
SVB Financial Group*	13,164	3,029,563
Truist Financial Corp.	295,495	12,715,150
US Bancorp	301,137	13,132,585
Wells Fargo & Co.	848,666	35,041,419
Zions Bancorp NA	33,323	1,638,159

		274,422,042

Capital Markets (3.1%)
Ameriprise Financial, Inc.	23,701	7,379,780
Bank of New York Mellon Corp. (The)	163,817	7,456,950
BlackRock, Inc.	33,451	23,704,382
Cboe Global Markets, Inc.	23,626	2,964,354
Charles Schwab Corp. (The)	339,714	28,284,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CME Group, Inc.	80,117	$13,472,475
FactSet Research Systems, Inc.	8,485	3,404,267
Franklin Resources, Inc.	63,266	1,668,957
Goldman Sachs Group, Inc. (The)	75,420	25,897,720
Intercontinental Exchange, Inc.	124,400	12,762,196
Invesco Ltd.	101,292	1,822,243
MarketAxess Holdings, Inc.	8,382	2,337,656
Moody’s Corp.	35,090	9,776,776
Morgan Stanley	293,606	24,962,382
MSCI, Inc.	17,808	8,283,747
Nasdaq, Inc.	75,498	4,631,802
Northern Trust Corp.	46,418	4,107,529
Raymond James Financial, Inc.	43,116	4,606,945
S&P Global, Inc.	74,165	24,840,825
State Street Corp.	81,724	6,339,331
T. Rowe Price Group, Inc.	49,770	5,427,916

		224,132,821

Consumer Finance (0.5%)
American Express Co.	133,138	19,671,139
Capital One Financial Corp.	85,011	7,902,623
Discover Financial Services	60,852	5,953,151
Synchrony Financial	100,344	3,297,304

		36,824,217

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	401,276	123,954,156

Insurance (2.4%)
Aflac, Inc.	126,020	9,065,879
Allstate Corp. (The)	59,067	8,009,485
American International Group, Inc.	165,475	10,464,639
Aon plc, Class A	46,070	13,827,450
Arch Capital Group Ltd.*	82,377	5,171,628
Arthur J Gallagher & Co.	46,958	8,853,461
Assurant, Inc.	11,766	1,471,456
Brown & Brown, Inc.	52,355	2,982,664
Chubb Ltd.	92,439	20,392,044
Cincinnati Financial Corp.	35,008	3,584,469
Everest Re Group Ltd.	8,723	2,889,668
Globe Life, Inc.	20,147	2,428,721
Hartford Financial Services Group, Inc. (The)	70,846	5,372,252
Lincoln National Corp.	34,295	1,053,542
Loews Corp.	43,890	2,560,104
Marsh & McLennan Cos., Inc.	110,470	18,280,576
MetLife, Inc.	146,787	10,622,975
Principal Financial Group, Inc.	50,681	4,253,150
Progressive Corp. (The)	130,306	16,901,991
Prudential Financial, Inc.	81,960	8,151,742
Travelers Cos., Inc. (The)	52,194	9,785,853
W R Berkley Corp.	45,527	3,303,894
Willis Towers Watson plc	24,107	5,896,090

		175,323,733

Total Financials		834,656,969

Health Care (15.6%)
Biotechnology (2.5%)
AbbVie, Inc.	393,873	63,653,816
Amgen, Inc.	118,838	31,211,612
Biogen, Inc.*	32,072	8,881,378
Gilead Sciences, Inc.	279,343	23,981,597
Incyte Corp.*	41,126	3,303,240
Moderna, Inc.*	73,585	13,217,338
Regeneron Pharmaceuticals, Inc.*	23,850	17,207,536
Vertex Pharmaceuticals, Inc.*	57,170	16,509,553

		177,966,070

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	388,326	42,634,311
Align Technology, Inc.*	16,179	3,412,151
Baxter International, Inc.	112,277	5,722,759
Becton Dickinson and Co.	63,518	16,152,627
Boston Scientific Corp.*	319,002	14,760,223
Cooper Cos., Inc. (The)	10,990	3,634,063
Dentsply Sirona, Inc.	47,865	1,524,022
Dexcom, Inc.*	86,027	9,741,697
Edwards Lifesciences Corp.*	137,698	10,273,648
Hologic, Inc.*	55,602	4,159,586
IDEXX Laboratories, Inc.*	18,445	7,524,822
Intuitive Surgical, Inc.*	78,705	20,884,372
Medtronic plc	296,027	23,007,218
ResMed, Inc.	32,625	6,790,241
STERIS plc	22,232	4,106,028
Stryker Corp.	75,012	18,339,684
Teleflex, Inc.	10,447	2,607,885
Zimmer Biomet Holdings, Inc.	46,738	5,959,095

		201,234,432

Health Care Providers & Services (3.6%)
AmerisourceBergen Corp.	36,070	5,977,160
Cardinal Health, Inc.	58,382	4,487,824
Centene Corp.*	126,116	10,342,773
Cigna Corp.	68,094	22,562,266
CVS Health Corp.	292,644	27,271,494
DaVita, Inc.*	12,241	914,036
Elevance Health, Inc.	53,191	27,285,387
HCA Healthcare, Inc.	47,225	11,332,111
Henry Schein, Inc.*	30,189	2,411,195
Humana, Inc.	28,196	14,441,709
Laboratory Corp. of America Holdings	19,733	4,646,727
McKesson Corp.	31,580	11,846,290
Molina Healthcare, Inc.*	13,007	4,295,172
Quest Diagnostics, Inc.	25,365	3,968,101
UnitedHealth Group, Inc.	208,097	110,328,867
Universal Health Services, Inc., Class B	14,289	2,013,177

		264,124,289

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	65,934	9,867,023
Bio-Rad Laboratories, Inc., Class A*	4,795	2,016,249
Bio-Techne Corp.	34,960	2,897,485
Charles River Laboratories International, Inc.*	11,332	2,469,243
Danaher Corp.	145,918	38,729,556
Illumina, Inc.*	35,034	7,083,875
IQVIA Holdings, Inc.*	41,368	8,475,889
Mettler-Toledo International, Inc.*	4,965	7,176,659
PerkinElmer, Inc.	28,112	3,941,865
Thermo Fisher Scientific, Inc.	87,349	48,102,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Waters Corp.*	13,231	$4,532,676
West Pharmaceutical Services, Inc.	16,488	3,880,451

		139,173,192

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	473,535	34,070,843
Catalent, Inc.*	40,081	1,804,046
Eli Lilly and Co.	175,646	64,258,333
Johnson & Johnson	582,293	102,862,059
Merck & Co., Inc.	564,679	62,651,135
Organon & Co.	56,651	1,582,262
Pfizer, Inc.	1,250,188	64,059,633
Viatris, Inc.	270,087	3,006,068
Zoetis, Inc.	103,803	15,212,330

		349,506,709

Total Health Care		1,132,004,692

Industrials (8.6%)
Aerospace & Defense (1.9%)
Boeing Co. (The)*	124,772	23,767,818
General Dynamics Corp.	50,141	12,440,484
Howmet Aerospace, Inc.	82,006	3,231,857
Huntington Ingalls Industries, Inc.	8,887	2,050,053
L3Harris Technologies, Inc.	42,406	8,829,353
Lockheed Martin Corp.	51,948	25,272,183
Northrop Grumman Corp.	32,222	17,580,645
Raytheon Technologies Corp.	327,409	33,042,116
Textron, Inc.	46,497	3,291,988
TransDigm Group, Inc.	11,505	7,244,123

		136,750,620

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	26,216	2,400,337
Expeditors International of Washington, Inc.	35,442	3,683,132
FedEx Corp.	53,319	9,234,851
United Parcel Service, Inc., Class B	162,544	28,256,649

		43,574,969

Airlines (0.2%)
Alaska Air Group, Inc.*	28,249	1,213,012
American Airlines Group, Inc. (x)*	144,745	1,841,156
Delta Air Lines, Inc.*	142,804	4,692,540
Southwest Airlines Co.*	132,239	4,452,487
United Airlines Holdings, Inc.*	72,813	2,745,050

		14,944,245

Building Products (0.4%)
A O Smith Corp.	28,256	1,617,373
Allegion plc	19,565	2,059,412
Carrier Global Corp.	186,251	7,682,854
Johnson Controls International plc	153,386	9,816,704
Masco Corp.	50,229	2,344,187
Trane Technologies plc	51,294	8,622,009

		32,142,539

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,224	8,681,943
Copart, Inc.*	95,440	5,811,342
Republic Services, Inc.	45,746	5,900,776
Rollins, Inc.	51,551	1,883,673
Waste Management, Inc.	83,193	13,051,318

		35,329,052

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,827	4,535,348

Electrical Equipment (0.6%)
AMETEK, Inc.	51,148	7,146,399
Eaton Corp. plc	88,575	13,901,846
Emerson Electric Co.	131,693	12,650,430
Generac Holdings, Inc.*	14,111	1,420,413
Rockwell Automation, Inc.	25,578	6,588,125

		41,707,213

Industrial Conglomerates (0.9%)
3M Co.	123,106	14,762,872
General Electric Co.	243,357	20,390,883
Honeywell International, Inc.	149,738	32,088,853

		67,242,608

Machinery (1.9%)
Caterpillar, Inc.	115,905	27,766,202
Cummins, Inc.	31,408	7,609,844
Deere & Co.	61,171	26,227,678
Dover Corp.	31,259	4,232,781
Fortive Corp.	78,799	5,062,836
IDEX Corp.	16,798	3,835,487
Illinois Tool Works, Inc.	62,258	13,715,438
Ingersoll Rand, Inc.	90,184	4,712,114
Nordson Corp.	11,977	2,847,173
Otis Worldwide Corp.	92,781	7,265,680
PACCAR, Inc.	77,454	7,665,622
Parker-Hannifin Corp.	28,598	8,322,018
Pentair plc	36,637	1,647,932
Snap-on, Inc.	11,839	2,705,093
Stanley Black & Decker, Inc.	32,949	2,475,129
Westinghouse Air Brake Technologies Corp.	40,505	4,042,804
Xylem, Inc.	40,139	4,438,169

		134,572,000

Professional Services (0.4%)
CoStar Group, Inc.*	90,577	6,999,791
Equifax, Inc.	27,270	5,300,197
Jacobs Solutions, Inc.	28,420	3,412,389
Leidos Holdings, Inc.	30,443	3,202,299
Robert Half International, Inc.	24,165	1,784,102
Verisk Analytics, Inc.	34,830	6,144,709

		26,843,487

Road & Rail (0.9%)
CSX Corp.	468,245	14,506,230
JB Hunt Transport Services, Inc.	18,448	3,216,593
Norfolk Southern Corp.	51,562	12,705,908
Old Dominion Freight Line, Inc.	20,177	5,725,829
Union Pacific Corp.	136,927	28,353,474

		64,508,034

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,564	6,036,329
United Rentals, Inc.*	15,436	5,486,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	10,016	$5,571,400

		17,093,992

Total Industrials		619,244,107

Information Technology (25.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	55,126	6,689,540
Cisco Systems, Inc.	914,474	43,565,541
F5, Inc.*	13,332	1,913,275
Juniper Networks, Inc.	72,285	2,310,229
Motorola Solutions, Inc.	37,239	9,596,863

		64,075,448

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	132,538	10,091,443
CDW Corp.	30,154	5,384,901
Corning, Inc.	169,540	5,415,108
Keysight Technologies, Inc.*	39,821	6,812,178
TE Connectivity Ltd.	70,842	8,132,662
Teledyne Technologies, Inc.*	10,439	4,174,660
Trimble, Inc.*	54,928	2,777,160
Zebra Technologies Corp., Class A*	11,499	2,948,459

		45,736,571

IT Services (4.4%)
Accenture plc, Class A	140,330	37,445,657
Akamai Technologies, Inc.*	35,021	2,952,270
Automatic Data Processing, Inc.	92,390	22,068,275
Broadridge Financial Solutions, Inc.	26,204	3,514,743
Cognizant Technology Solutions Corp., Class A	114,460	6,545,967
DXC Technology Co.*	51,240	1,357,860
EPAM Systems, Inc.*	12,809	4,198,022
Fidelity National Information Services, Inc.	132,156	8,966,785
Fiserv, Inc.*	141,432	14,294,532
FleetCor Technologies, Inc.*	16,426	3,017,128
Gartner, Inc.*	17,600	5,916,064
Global Payments, Inc.	60,223	5,981,348
International Business Machines Corp.	201,365	28,370,315
Jack Henry & Associates, Inc.	16,247	2,852,323
Mastercard, Inc., Class A	189,062	65,742,529
Paychex, Inc.	71,438	8,255,375
PayPal Holdings, Inc.*	253,905	18,083,114
VeriSign, Inc.*	20,542	4,220,149
Visa, Inc., Class A	364,148	75,655,389

		319,437,845

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	359,101	23,258,972
Analog Devices, Inc.	114,553	18,790,129
Applied Materials, Inc.	191,606	18,658,592
Broadcom, Inc.	90,203	50,435,203
Enphase Energy, Inc.*	30,273	8,021,134
First Solar, Inc.*	22,081	3,307,513
Intel Corp.	919,158	24,293,346
KLA Corp.	31,563	11,900,198
Lam Research Corp.	30,374	12,766,192
Microchip Technology, Inc.	122,497	8,605,414
Micron Technology, Inc.	242,132	12,101,757
Monolithic Power Systems, Inc.	9,932	3,512,055
NVIDIA Corp.	554,568	81,044,568
NXP Semiconductors NV	57,714	9,120,544
ON Semiconductor Corp.*	96,309	6,006,792
Qorvo, Inc.*	22,581	2,046,742
QUALCOMM, Inc.	249,667	27,448,390
Skyworks Solutions, Inc.	35,734	3,256,439
SolarEdge Technologies, Inc.*	12,449	3,526,428
Teradyne, Inc.	34,690	3,030,172
Texas Instruments, Inc.	202,133	33,396,414

		364,526,994

Software (8.3%)
Adobe, Inc.*	103,542	34,844,989
ANSYS, Inc.*	19,401	4,687,088
Autodesk, Inc.*	48,076	8,983,962
Cadence Design Systems, Inc.*	61,095	9,814,301
Ceridian HCM Holding, Inc.*	34,208	2,194,443
Fortinet, Inc.*	144,416	7,060,498
Gen Digital, Inc.	129,112	2,766,870
Intuit, Inc.	62,778	24,434,453
Microsoft Corp.	1,660,247	398,160,436
Oracle Corp.	342,277	27,977,722
Paycom Software, Inc.*	10,826	3,359,416
PTC, Inc.*	23,546	2,826,462
Roper Technologies, Inc.	23,620	10,205,966
Salesforce, Inc.*	222,718	29,530,180
ServiceNow, Inc.*	44,989	17,467,879
Synopsys, Inc.*	34,056	10,873,740
Tyler Technologies, Inc.*	9,274	2,990,030

		598,178,435

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	3,330,447	432,724,979
Hewlett Packard Enterprise Co.	286,572	4,573,689
HP, Inc.	197,156	5,297,582
NetApp, Inc.	48,411	2,907,564
Seagate Technology Holdings plc	42,762	2,249,709
Western Digital Corp.*	70,746	2,232,036

		449,985,559

Total Information Technology		1,841,940,852

Materials (2.7%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	49,399	15,227,736
Albemarle Corp.	26,092	5,658,311
Celanese Corp.	22,217	2,271,466
CF Industries Holdings, Inc.	43,695	3,722,814
Corteva, Inc.	159,130	9,353,661
Dow, Inc.	156,740	7,898,129
DuPont de Nemours, Inc.	110,644	7,593,498
Eastman Chemical Co.	26,724	2,176,403
Ecolab, Inc.	55,190	8,033,456
FMC Corp.	28,055	3,501,264
International Flavors & Fragrances, Inc.	56,785	5,953,339
Linde plc	110,107	35,914,701
LyondellBasell Industries NV, Class A	56,567	4,696,758
Mosaic Co. (The)	75,831	3,326,706
PPG Industries, Inc.	52,345	6,581,860
Sherwin-Williams Co. (The)	52,521	12,464,809

		134,374,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,829	$4,673,787
Vulcan Materials Co.	29,601	5,183,431

		9,857,218

Containers & Packaging (0.3%)
Amcor plc	331,632	3,949,737
Avery Dennison Corp.	18,033	3,263,973
Ball Corp.	69,916	3,575,504
International Paper Co.	79,214	2,743,181
Packaging Corp. of America	20,609	2,636,097
Sealed Air Corp.	32,218	1,607,034
Westrock Co.	56,637	1,991,357

		19,766,883

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	318,337	12,096,806
Newmont Corp.	176,780	8,344,016
Nucor Corp.	57,137	7,531,228
Steel Dynamics, Inc.	37,148	3,629,360

		31,601,410

Total Materials		195,600,422

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	33,256	4,844,402
American Tower Corp. (REIT)	103,699	21,969,670
AvalonBay Communities, Inc. (REIT)	31,158	5,032,640
Boston Properties, Inc. (REIT)	31,770	2,147,017
Camden Property Trust (REIT)	23,726	2,654,465
Crown Castle, Inc. (REIT)	96,448	13,082,207
Digital Realty Trust, Inc. (REIT)	64,036	6,420,890
Equinix, Inc. (REIT)	20,610	13,500,168
Equity Residential (REIT)	75,752	4,469,368
Essex Property Trust, Inc. (REIT)	14,422	3,056,310
Extra Space Storage, Inc. (REIT)	29,827	4,389,938
Federal Realty Investment Trust (REIT)	16,278	1,644,729
Healthpeak Properties, Inc. (REIT)	119,720	3,001,380
Host Hotels & Resorts, Inc. (REIT)	159,250	2,555,962
Invitation Homes, Inc. (REIT)	129,364	3,834,349
Iron Mountain, Inc. (REIT)	64,747	3,227,638
Kimco Realty Corp. (REIT)	137,742	2,917,376
Mid-America Apartment Communities, Inc. (REIT)	25,719	4,037,626
Prologis, Inc. (REIT)	205,586	23,175,710
Public Storage (REIT)	35,206	9,864,369
Realty Income Corp. (REIT)	139,679	8,859,839
Regency Centers Corp. (REIT)	34,301	2,143,813
SBA Communications Corp. (REIT)	24,046	6,740,334
Simon Property Group, Inc. (REIT)	72,817	8,554,541
UDR, Inc. (REIT)	68,154	2,639,604
Ventas, Inc. (REIT)	89,024	4,010,531
VICI Properties, Inc. (REIT)	214,499	6,949,768
Vornado Realty Trust (REIT)	35,878	746,621
Welltower, Inc. (REIT)	105,239	6,898,416
Weyerhaeuser Co. (REIT)	163,902	5,080,962

		188,450,643

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	70,368	5,415,521

Total Real Estate		193,866,164

Utilities (3.1%)
Electric Utilities (2.1%)
Alliant Energy Corp.	55,907	3,086,625
American Electric Power Co., Inc.	114,447	10,866,743
Constellation Energy Corp.	72,833	6,278,933
Duke Energy Corp.	171,507	17,663,506
Edison International	85,051	5,410,945
Entergy Corp.	45,320	5,098,500
Evergy, Inc.	51,122	3,217,107
Eversource Energy	77,574	6,503,804
Exelon Corp.	221,324	9,567,837
FirstEnergy Corp.	120,973	5,073,608
NextEra Energy, Inc.	442,578	36,999,521
NRG Energy, Inc.	51,311	1,632,716
PG&E Corp.*	358,584	5,830,576
Pinnacle West Capital Corp.	25,198	1,916,056
PPL Corp.	163,991	4,791,817
Southern Co. (The)	242,467	17,314,568
Xcel Energy, Inc.	121,882	8,545,147

		149,798,009

Gas Utilities (0.0%)†
Atmos Energy Corp.	31,156	3,491,653

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	148,765	4,278,482

Multi-Utilities (0.9%)
Ameren Corp.	57,578	5,119,836
CenterPoint Energy, Inc.	140,209	4,204,868
CMS Energy Corp.	64,644	4,093,905
Consolidated Edison, Inc.	79,034	7,532,731
Dominion Energy, Inc.	185,586	11,380,133
DTE Energy Co.	43,150	5,071,419
NiSource, Inc.	90,453	2,480,221
Public Service Enterprise Group, Inc.	111,125	6,808,629
Sempra Energy	70,008	10,819,036
WEC Energy Group, Inc.	70,253	6,586,921

		64,097,699

Water Utilities (0.1%)
American Water Works Co., Inc.	40,496	6,172,400

Total Utilities		227,838,243

Total Common Stocks (98.9%) (Cost $2,541,184,848)		7,156,581,145

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,651,421, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,703,188. (xx)	$2,650,184	$2,650,184
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $100,048, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $102,053. (xx)	100,000	100,000

Total Repurchase Agreements		3,750,184

Total Short-Term Investments (0.1%) (Cost $3,750,184)		3,750,184

Total Investments in Securities (99.0%) (Cost $2,544,935,032)		7,160,331,329
Other Assets Less Liabilities (1.0%)		69,795,388

Net Assets (100%)		$7,230,126,717

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,347,100.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $5,139,869. This was collateralized by $1,552,497 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 1/19/23 - 11/15/51 and by cash of $3,750,184 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	354	3/2023	USD	68,339,700	(2,419,502)

					(2,419,502)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$520,930,777	$—	$—	$520,930,777
Consumer Discretionary	701,059,005	—	—	701,059,005
Consumer Staples	515,283,870	—	—	515,283,870
Energy	374,156,044	—	—	374,156,044
Financials	834,656,969	—	—	834,656,969
Health Care	1,132,004,692	—	—	1,132,004,692
Industrials	619,244,107	—	—	619,244,107
Information Technology	1,841,940,852	—	—	1,841,940,852
Materials	195,600,422	—	—	195,600,422
Real Estate	193,866,164	—	—	193,866,164
Utilities	227,838,243	—	—	227,838,243
Short-Term Investments
Repurchase Agreements	—	3,750,184	—	3,750,184

Total Assets	$7,156,581,145	$3,750,184	$—	$7,160,331,329

Liabilities:
Futures	$(2,419,502)	$—	$—	$(2,419,502)

Total Liabilities	$(2,419,502)	$—	$—	$(2,419,502)

Total	$7,154,161,643	$3,750,184	$—	$7,157,911,827

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,419,502	)*

Total		$(2,419,502)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,996,020)	$(6,996,020)

Total	$(6,996,020)	$(6,996,020)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,487,648)	$(5,487,648)

Total	$(5,487,648)	$(5,487,648)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $67,195,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$161,812,143
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$177,463,661

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,916,778,436
Aggregate gross unrealized depreciation	(309,193,382)

Net unrealized appreciation	$4,607,585,054

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,550,326,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,541,184,848)	$7,156,581,145
Repurchase Agreements (Cost $3,750,184)	3,750,184
Cash	76,889,338
Dividends, interest and other receivables	6,230,020
Receivable for Portfolio shares sold	1,426,498
Securities lending income receivable	1,370
Other assets	106,971

Total assets	7,244,985,526

LIABILITIES
Payable for Portfolio shares redeemed	7,683,266
Payable for return of collateral on securities loaned	3,750,184
Investment management fees payable	1,069,431
Distribution fees payable – Class IB	963,460
Administrative fees payable	595,976
Distribution fees payable – Class IA	529,491
Due to broker for futures variation margin	190,275
Trustees’ fees payable	3,835
Accrued expenses	72,891

Total liabilities	14,858,809

NET ASSETS	$7,230,126,717

Net assets were comprised of:
Paid in capital	$2,615,876,400
Total distributable earnings (loss)	4,614,250,317

Net assets	$7,230,126,717

Class IA
Net asset value, offering and redemption price per share, $2,436,104,555 / 42,796,131 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.92

Class IB
Net asset value, offering and redemption price per share, $4,448,212,810 / 78,629,970 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.57

Class K
Net asset value, offering and redemption price per share, $345,809,352 / 6,074,130 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.93

(x)	Includes value of securities on loan of $5,139,869.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $29,544 foreign withholding tax)	$121,480,217
Interest	1,020,603
Securities lending (net)	111,190

Total income	122,612,010

EXPENSES
Investment management fees	15,963,766
Distribution fees – Class IB	11,750,873
Administrative fees	7,151,158
Distribution fees – Class IA	6,604,487
Printing and mailing expenses	324,671
Trustees’ fees	249,516
Professional fees	231,859
Custodian fees	163,000
Miscellaneous	179,573

Gross expenses	42,618,903
Less: Waiver from investment manager	(1,337,997)

Net expenses	41,280,906

NET INVESTMENT INCOME (LOSS)	81,331,104

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	90,263,807
Futures contracts	(6,996,020)
Foreign currency transactions	(1)

Net realized gain (loss)	83,267,786

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,811,291,275)
Futures contracts	(5,487,648)

Net change in unrealized appreciation (depreciation)	(1,816,778,923)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,733,511,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,652,180,033)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$81,331,104	$68,581,759
Net realized gain (loss)	83,267,786	217,913,311
Net change in unrealized appreciation (depreciation)	(1,816,778,923)	1,712,390,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,652,180,033)	1,998,885,220

Distributions to shareholders:
Class IA	(65,840,005)	(109,282,476)
Class IB	(120,204,261)	(191,406,577)
Class K	(10,199,198)	(16,277,119)

Total distributions to shareholders	(196,243,464)	(316,966,172)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,877,818 and 7,120,998 shares, respectively ]	115,554,899	469,519,685
Capital shares issued in reinvestment of dividends and distributions [ 1,121,668 and 1,562,328 shares, respectively ]	65,840,005	109,282,476
Capital shares repurchased [ (3,575,173) and (9,464,172) shares, respectively ]	(221,786,045)	(623,416,206)

Total Class IA transactions	(40,391,141)	(44,614,045)

Class IB
Capital shares sold [ 8,146,071 and 7,444,908 shares, respectively ]	498,707,402	486,282,948
Capital shares issued in reinvestment of dividends and distributions [ 2,060,361 and 2,752,833 shares, respectively ]	120,204,261	191,406,577
Capital shares repurchased [ (7,780,178) and (8,691,910) shares, respectively ]	(480,883,039)	(570,765,184)

Total Class IB transactions	138,028,624	106,924,341

Class K
Capital shares sold [ 629,682 and 544,577 shares, respectively ]	38,795,405	35,582,232
Capital shares issued in reinvestment of dividends and distributions [ 173,544 and 232,434 shares, respectively ]	10,199,198	16,277,119
Capital shares repurchased [ (852,841) and (952,115) shares, respectively ]	(53,907,634)	(62,358,872)

Total Class K transactions	(4,913,031)	(10,499,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	92,724,452	51,810,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,755,699,045)	1,733,729,823
NET ASSETS:
Beginning of year	8,985,825,762	7,252,095,939

End of year	$7,230,126,717	$8,985,825,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$71.75	$58.15	$51.03	$40.40	$44.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.65	0.55	0.66	0.73	0.65
Net realized and unrealized gain (loss)	(13.91)	15.63	8.34	11.62	(2.73)

Total from investment operations	(13.26)	16.18	9.00	12.35	(2.08)

Less distributions:
Dividends from net investment income	(0.66)	(0.57)	(0.67)	(0.76)	(0.67)
Distributions from net realized gains	(0.91)	(2.01)	(1.21)	(0.96)	(1.02)

Total dividends and distributions	(1.57)	(2.58)	(1.88)	(1.72)	(1.69)

Net asset value, end of year	$56.92	$71.75	$58.15	$51.03	$40.40

Total return	(18.55)%	27.98%	17.78%	30.69%	(4.93)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,436,105	$3,111,842	$2,567,471	$2,304,967	$1,842,197
Ratio of expenses to average net assets:
After waivers (f)	0.55%	0.55%	0.57%	0.58%	0.58%
Before waivers (f)	0.56%	0.56%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.04%	0.83%	1.30%	1.55%	1.42%
Before waivers (f)	1.02%	0.82%	1.29%	1.55%	1.42%
Portfolio turnover rate^	2%	6%	4%	4%	3%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$71.32	$57.81	$50.75	$40.19	$43.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.64	0.55	0.66	0.73	0.64
Net realized and unrealized gain (loss)	(13.82)	15.54	8.28	11.55	(2.70)

Total from investment operations	(13.18)	16.09	8.94	12.28	(2.06)

Less distributions:
Dividends from net investment income	(0.66)	(0.57)	(0.67)	(0.76)	(0.67)
Distributions from net realized gains	(0.91)	(2.01)	(1.21)	(0.96)	(1.02)

Total dividends and distributions	(1.57)	(2.58)	(1.88)	(1.72)	(1.69)

Net asset value, end of year	$56.57	$71.32	$57.81	$50.75	$40.19

Total return	(18.55)%	27.98%	17.76%	30.68%	(4.91)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,448,213	$5,434,534	$4,318,446	$3,777,876	$2,970,740
Ratio of expenses to average net assets:
After waivers (f)	0.55%	0.55%	0.57%	0.58%	0.58%
Before waivers (f)	0.57%	0.56%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.04%	0.83%	1.30%	1.55%	1.42%
Before waivers (f)	1.03%	0.82%	1.29%	1.55%	1.42%
Portfolio turnover rate^	2%	6%	4%	4%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$71.76	$58.13	$51.00	$40.37	$44.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.80	0.71	0.79	0.85	0.76
Net realized and unrealized gain (loss)	(13.91)	15.65	8.34	11.62	(2.73)

Total from investment operations	(13.11)	16.36	9.13	12.47	(1.97)

Less distributions:
Dividends from net investment income	(0.81)	(0.72)	(0.79)	(0.88)	(0.78)
Distributions from net realized gains	(0.91)	(2.01)	(1.21)	(0.96)	(1.02)

Total dividends and distributions	(1.72)	(2.73)	(2.00)	(1.84)	(1.80)

Net asset value, end of year	$56.93	$71.76	$58.13	$51.00	$40.37

Total return	(18.33)%	28.30%	18.06%	31.01%	(4.69)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$345,809	$439,450	$366,179	$354,605	$298,994
Ratio of expenses to average net assets:
After waivers (f)	0.30%	0.30%	0.32%	0.33%	0.33%
Before waivers (f)	0.31%	0.31%	0.33%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.29%	1.08%	1.55%	1.80%	1.67%
Before waivers (f)	1.28%	1.07%	1.55%	1.80%	1.67%
Portfolio turnover rate^	2%	6%	4%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	FIAM LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(21.06)%	9.28%
Portfolio – Class K Shares*	(20.87)	9.55
S&P 500® Index	(18.11)	10.00

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (21.06)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Four of eleven sectors added value during the period. Contributors to relative performance included the Industrials, Energy, and Utilities sectors.

•

Select individual names were among the top contributors to relative performance during the period. The overweight position in integrated oil company Exxon Mobil Corp. was the largest individual contributor. Exxon shares rose as the company posted solid quarterly results during the period, driven by higher oil prices and growth in refining revenue. Exxon also raised its dividend and continued to buy back shares during the period. An overweight position in media measurement and television ratings company Nielsen Holdings plc was also among the top individual contributors. Nielsen shares rose sharply after reports that a consortium of private-equity firms had agreed to acquire the company. The deal, valued at $16 billion, closed in September.

•

An overweight position in global energy major Hess Corp. was also among the top contributors. Hess shares rose as the company reported better-than-expected quarterly financial results during the period, citing solid production growth from its operations in Guyana and the Bakken basin in the Midwestern U.S. Some investors believed new discoveries in Guyana improved the growth outlook for Hess.

•

An underweight position in digital payments company PayPal Holdings, Inc. also lifted relative performance. PayPal shares declined as the company reported mixed quarterly results during the period and also cut its outlook for the full year.

What hurt performance during the year:

•	Negative security selection in the Information Technology, Health Care, and Communication Services sectors detracted from relative performance during the reporting period.

•

An overweight position in social media company Meta Platforms, Inc. (formerly Facebook) was among the top detractors from relative performance. Meta shares declined as the company announced disappointing quarterly results during the period. The lackluster results reflected a continued pullback in ad spending and challenging business conditions. Meta’s revenue forecast was also notably lower than the consensus expectation during the period. An underweight position in drug maker Merck & Co., Inc. was also among the largest detractors from relative performance. Merck shares rose as the company reported strong quarterly results during the period amid growing demand for its oncology treatments and vaccines. Pivotal drivers included revenue increases for Keytruda®, the company’s cancer treatment, and its Gardasil® and Gardasil® 9 vaccines. In turn, management raised its full-year sales guidance to reflect a 21% increase versus 2021.

•

Not owning integrated oil & gas company Chevron Corp. detracted from relative performance. Chevron shares rose as the company reported better-than-expected quarterly results, driven largely by strong results in its international upstream division. Chevron’s management also announced that it would be continuing with its ongoing share buyback.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

Portfolio Positioning and Outlook — FIAM LLC

The Portfolio takes a sector-neutral approach with active positions at the security and industry level to drive tracking error and have the risk and return profile driven primarily by stock selection. In line with our sector-neutral approach, there were no large deviations from the benchmark’s sector weightings at year end. As of December 31, 2022, the Portfolio’s average price-to-earnings ratio (IBES 1-Year Forecast) remained roughly in line with the benchmark, while the average expected earnings per share growth (IBES 1-Year Forecast) of our holdings was higher and, in our view, more sustainable than that of the benchmark.

Many major economies face maturing business-cycle trends due to persistent inflationary pressures, slowing industrial activity, and tightening monetary and financial conditions. The U.S. is in the late-cycle expansion phase, with a rising likelihood that a recession may be on the horizon in 2023. Europe has likely tipped into a recession, but China’s lifting of COVID restrictions and policy stimulus offer hope for a 2023 upturn. Global earnings growth continued to slow in 2022, coming back to earth after a decade-high spike during the 2021 profit recovery associated with economic reopening. Earnings growth expectations for the next 12 months are relatively muted in the U.S. and across the entire world. A silver lining to 2022’s sell-off is a more attractive entry point for long-term stock returns. Equity valuations improved across all regions. Slower liquidity growth, persistent inflation risk, slowing growth momentum, and greater monetary policy uncertainty raise the odds that market volatility will remain elevated.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	24.8%
Health Care	15.2
Financials	11.1
Consumer Discretionary	10.1
Industrials	9.0
Communication Services	7.8
Consumer Staples	6.8
Energy	5.3
Utilities	3.1
Materials	2.7
Real Estate	2.6
Exchange Traded Fund	0.6
Repurchase Agreements	0.1
Investment Company	0.0 #
Cash and Other	0.8

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,011.30	$4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.82	4.43
Class K
Actual	1,000.00	1,012.60	3.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	3,100	$57,071
Liberty Global plc, Class C*	59,693	1,159,835

		1,216,906

Entertainment (1.7%)
Activision Blizzard, Inc.	45,371	3,473,150
Cinemark Holdings, Inc.*	31,442	272,288
Netflix, Inc.*	23,702	6,989,246
Sea Ltd. (ADR)*	18,305	952,409
Take-Two Interactive Software, Inc.*	10,448	1,087,950
Walt Disney Co. (The)*	29,245	2,540,806
Warner Bros Discovery, Inc.*	2,248	21,311

		15,337,160

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	159,400	14,063,862
Alphabet, Inc., Class C*	160,720	14,260,686
Meta Platforms, Inc., Class A*	102,429	12,326,306
Snap, Inc., Class A*	207,994	1,861,546
Tongdao Liepin Group (m)*	349	410

		42,512,810

Media (0.8%)
Altice USA, Inc., Class A*	42,939	197,519
Charter Communications, Inc., Class A*	4,300	1,458,130
Comcast Corp., Class A	96,832	3,386,215
Liberty Broadband Corp., Class A*	14,900	1,130,165
Liberty Broadband Corp., Class C*	13,300	1,014,391

		7,186,420

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	24,239	3,393,460

Total Communication Services		69,646,756

Consumer Discretionary (10.1%)
Auto Components (0.1%)
Aptiv plc*	8,800	819,544

Automobiles (0.8%)
Tesla, Inc.*	62,000	7,637,160

Hotels, Restaurants & Leisure (2.5%)
Aramark	5,200	214,968
Booking Holdings, Inc.*	3,000	6,045,840
Caesars Entertainment, Inc.*	27,800	1,156,480
Chipotle Mexican Grill, Inc.*	1,400	1,942,486
Domino’s Pizza, Inc.	3,400	1,177,760
Marriott International, Inc., Class A	19,300	2,873,577
McDonald’s Corp.	10,100	2,661,653
Planet Fitness, Inc., Class A*	11,300	890,440
Starbucks Corp.	40,900	4,057,280
Sweetgreen, Inc., Class A (x)*	5,900	50,563
Wingstop, Inc.	6,700	922,054

		21,993,101

Household Durables (0.2%)
DR Horton, Inc.	20,200	1,800,628
Lennar Corp., Class A	4,157	376,209

		2,176,837

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	251,400	21,117,600

Multiline Retail (0.8%)
Dollar General Corp.	22,049	5,429,566
Ollie’s Bargain Outlet Holdings, Inc.*	4,000	187,360
Target Corp.	8,600	1,281,744

		6,898,670

Specialty Retail (2.0%)
Aritzia, Inc.*	14,400	503,575
Home Depot, Inc. (The)	14,800	4,674,728
O’Reilly Automotive, Inc.*	2,300	1,941,269
RH (x)*	2,200	587,818
Signet Jewelers Ltd.	13,700	931,600
TJX Cos., Inc. (The)	97,000	7,721,200
Ulta Beauty, Inc.*	3,100	1,454,117
Warby Parker, Inc., Class A (x)*	25,700	346,693

		18,161,000

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	7,453	427,206
Crocs, Inc.*	13,000	1,409,590
LVMH Moet Hennessy Louis Vuitton SE	3,828	2,786,014
NIKE, Inc., Class B	31,000	3,627,310
Ralph Lauren Corp.	17,900	1,891,493
Tapestry, Inc.	28,700	1,092,896

		11,234,509

Total Consumer Discretionary		90,038,421

Consumer Staples (6.8%)
Beverages (2.7%)
Boston Beer Co., Inc. (The), Class A*	1,190	392,129
Celsius Holdings, Inc.*	3,800	395,352
Coca-Cola Co. (The)	132,931	8,455,741
Constellation Brands, Inc., Class A	14,344	3,324,222
Duckhorn Portfolio, Inc. (The)*	11,550	191,383
Keurig Dr Pepper, Inc.	12,251	436,871
Monster Beverage Corp.*	27,961	2,838,880
PepsiCo, Inc.	38,807	7,010,873
Pernod Ricard SA	3,249	639,063

		23,684,514

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	26,400	547,536
Cake Box Holdings plc (m)	1,581	2,198
Costco Wholesale Corp.	12,657	5,777,920
Sysco Corp.	17,196	1,314,634
US Foods Holding Corp.*	9,337	317,645
Walmart, Inc.	37,721	5,348,461

		13,308,394

Food Products (1.0%)
Bunge Ltd.	3,833	382,418
Freshpet, Inc.*	11,601	612,185
Hershey Co. (The)	6,777	1,569,350
Hotel Chocolat Group plc (x)*	5,600	10,528
Lamb Weston Holdings, Inc.	8,800	786,368
Local Bounti Corp. (x)*	6,900	9,591
McCormick & Co., Inc. (Non-Voting)	14,465	1,199,004
Mondelez International, Inc., Class A	54,499	3,632,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Sovos Brands, Inc.*	18,759	$269,567
TreeHouse Foods, Inc.*	8,400	414,792

		8,886,161

Household Products (1.4%)
Procter & Gamble Co. (The)	82,022	12,431,254

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	7,837	1,944,438
Olaplex Holdings, Inc.*	36,200	188,602

		2,133,040

Total Consumer Staples		60,443,363

Energy (5.3%)
Energy Equipment & Services (0.7%)
Expro Group Holdings NV*	63,000	1,142,190
Schlumberger Ltd.	70,700	3,779,622
Weatherford International plc*	18,600	947,112

		5,868,924

Oil, Gas & Consumable Fuels (4.6%)
Canadian Natural Resources Ltd.	61,100	3,392,990
Eco Atlantic Oil & Gas Ltd. (x)*	193,500	42,873
Exxon Mobil Corp.	169,100	18,651,730
Hess Corp.	36,000	5,105,520
Imperial Oil Ltd.	63,000	3,068,575
Kosmos Energy Ltd.*	206,800	1,315,248
MEG Energy Corp.*	234,000	3,257,681
Phillips 66	25,255	2,628,540
Tourmaline Oil Corp.	26,400	1,332,089
Valero Energy Corp.	20,900	2,651,374

		41,446,620

Total Energy		47,315,544

Financials (11.1%)
Banks (5.6%)
AIB Group plc	73,700	285,274
Bank of America Corp.	462,205	15,308,230
BankUnited, Inc.	5,400	183,438
BNP Paribas SA	15,986	911,225
Citizens Financial Group, Inc.	23,218	914,093
Comerica, Inc.	20,796	1,390,213
DNB Bank ASA	11,800	234,210
Eurobank Ergasias Services and Holdings SA*	818,000	923,788
JPMorgan Chase & Co.	46,156	6,189,520
KBC Group NV	11,800	758,889
M&T Bank Corp.	11,629	1,686,903
NatWest Group plc	107,000	343,056
Piraeus Financial Holdings SA*	157,695	242,741
PNC Financial Services Group, Inc. (The)	8,947	1,413,089
Signature Bank	7,045	811,725
Societe Generale SA	39,983	1,004,939
Sumitomo Mitsui Financial Group, Inc.	20,400	823,212
Sunrise Mezz plc*	22,527	2,732
UniCredit SpA	80,584	1,144,858
US Bancorp	76,598	3,340,439
Wells Fargo & Co.	287,089	11,853,905

		49,766,479

Capital Markets (1.8%)
Bank of New York Mellon Corp. (The)	92,879	4,227,852
BlackRock, Inc.	3,702	2,623,348
Cboe Global Markets, Inc.	4,387	550,437
Goldman Sachs Group, Inc. (The)	3,634	1,247,843
Intercontinental Exchange, Inc.	18,844	1,933,206
State Street Corp.	52,112	4,042,328
StepStone Group, Inc., Class A	18,514	466,183
Virtu Financial, Inc., Class A	35,927	733,270

		15,824,467

Consumer Finance (0.5%)
American Express Co.	11,539	1,704,887
Capital One Financial Corp.	20,965	1,948,906
OneMain Holdings, Inc.	30,092	1,002,365

		4,656,158

Diversified Financial Services (0.6%)
Apollo Global Management, Inc.	16,700	1,065,293
Berkshire Hathaway, Inc., Class A*	4	1,874,844
Berkshire Hathaway, Inc., Class B*	7,487	2,312,734

		5,252,871

Insurance (2.6%)
Arthur J Gallagher & Co.	12,925	2,436,880
Assurant, Inc.	2,815	352,044
Chubb Ltd.	5,500	1,213,300
Direct Line Insurance Group plc	55,900	149,555
Globe Life, Inc.	16,066	1,936,756
Hartford Financial Services Group, Inc. (The)	37,706	2,859,246
Marsh & McLennan Cos., Inc.	22,582	3,736,869
Prudential plc	13,990	190,696
Travelers Cos., Inc. (The)	56,140	10,525,689

		23,401,035

Thrifts & Mortgage Finance (0.0%)†
UWM Holdings Corp. (x)	26,600	88,046

Total Financials		98,989,056

Health Care (15.2%)
Biotechnology (3.0%)
Amgen, Inc.	9,561	2,511,101
BeiGene Ltd. (ADR) (x)*	5,303	1,166,342
Gilead Sciences, Inc.	101,005	8,671,279
Legend Biotech Corp. (ADR)*	30,941	1,544,575
Regeneron Pharmaceuticals, Inc.*	6,651	4,798,630
Vertex Pharmaceuticals, Inc.*	26,847	7,752,877

		26,444,804

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	47,522	5,217,441
Boston Scientific Corp.*	213,141	9,862,034
Intuitive Surgical, Inc.*	9,555	2,535,419
Masimo Corp.*	9,400	1,390,730
ResMed, Inc.	14,340	2,984,584
Stryker Corp.	9,600	2,347,104

		24,337,312

Health Care Providers & Services (4.4%)
agilon health, Inc.*	89,478	1,444,175
AmerisourceBergen Corp.	43,810	7,259,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Humana, Inc.	9,654	$4,944,682
Option Care Health, Inc.*	114,292	3,439,046
Surgery Partners, Inc.*	107,980	3,008,323
UnitedHealth Group, Inc.	36,989	19,610,828

		39,706,809

Life Sciences Tools & Services (1.5%)
IQVIA Holdings, Inc.*	11,783	2,414,219
Thermo Fisher Scientific, Inc.	19,654	10,823,261

		13,237,480

Pharmaceuticals (3.6%)
AstraZeneca plc (ADR)	81,445	5,521,971
Bristol-Myers Squibb Co.	34,598	2,489,326
Eli Lilly and Co.	39,709	14,527,140
Merck & Co., Inc.	17,700	1,963,815
Roche Holding AG	7,868	2,471,913
Royalty Pharma plc, Class A	140,083	5,536,080

		32,510,245

Total Health Care		136,236,650

Industrials (9.0%)
Aerospace & Defense (1.9%)
Boeing Co. (The)*	26,995	5,142,277
Howmet Aerospace, Inc.	40,690	1,603,593
Lockheed Martin Corp.	12,355	6,010,584
Northrop Grumman Corp.	4,759	2,596,558
Raytheon Technologies Corp.	16,189	1,633,794

		16,986,806

Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	7,690	1,336,830

Airlines (0.2%)
Delta Air Lines, Inc.*	45,030	1,479,686

Building Products (0.6%)
Trane Technologies plc	33,549	5,639,251

Electrical Equipment (1.1%)
AMETEK, Inc.	40,907	5,715,526
Emerson Electric Co.	41,740	4,009,545

		9,725,071

Industrial Conglomerates (0.9%)
General Electric Co.	60,223	5,046,085
Honeywell International, Inc.	15,627	3,348,866

		8,394,951

Machinery (2.6%)
Caterpillar, Inc.	16,196	3,879,914
Deere & Co.	4,390	1,882,256
Dover Corp.	33,950	4,597,170
Fortive Corp.	90,602	5,821,178
Ingersoll Rand, Inc.	60,440	3,157,990
Parker-Hannifin Corp.	14,944	4,348,704

		23,687,212

Professional Services (0.0%)†
Dun & Bradstreet Holdings, Inc.	20,209	247,762

Road & Rail (1.5%)
CSX Corp.	160,130	4,960,827
Norfolk Southern Corp.	11,980	2,952,112
Old Dominion Freight Line, Inc.	10,040	2,849,151
Uber Technologies, Inc.*	95,515	2,362,086

		13,124,176

Total Industrials		80,621,745

Information Technology (24.8%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	39,400	2,999,916

IT Services (3.8%)
Accenture plc, Class A	6,400	1,707,776
Affirm Holdings, Inc. (x)*	13,300	128,611
Block, Inc., Class A*	38,900	2,444,476
Capgemini SE	11,000	1,836,303
Cognizant Technology Solutions Corp., Class A	46,200	2,642,178
Dlocal Ltd.*	53,700	836,109
EPAM Systems, Inc.*	5,100	1,671,474
Fiserv, Inc.*	2,000	202,140
Mastercard, Inc., Class A	7,400	2,573,202
MongoDB, Inc.*	9,200	1,810,928
Snowflake, Inc., Class A*	6,200	889,948
Twilio, Inc., Class A (x)*	11,900	582,624
Visa, Inc., Class A	72,800	15,124,928
Wix.com Ltd.*	12,900	991,107
Worldline SA (m)*	22,900	895,471

		34,337,275

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	15,500	1,003,935
ASML Holding NV	3,400	1,833,595
Lam Research Corp.	9,124	3,834,817
Marvell Technology, Inc.	43,500	1,611,240
MediaTek, Inc.	51,000	1,037,074
Microchip Technology, Inc.	56,700	3,983,175
Micron Technology, Inc.	87,000	4,348,260
NVIDIA Corp.	92,400	13,503,336
NXP Semiconductors NV	17,300	2,733,919
Renesas Electronics Corp.*	267,000	2,407,761
Silergy Corp.	36,000	511,266
SolarEdge Technologies, Inc.*	8,000	2,266,160
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	3,881,538

		42,956,076

Software (10.3%)
Adobe, Inc.*	22,900	7,706,537
Autodesk, Inc.*	16,600	3,102,042
Black Knight, Inc.*	4,142	255,768
Coupa Software, Inc.*	13,000	1,029,210
Elastic NV*	11,000	566,500
Five9, Inc.*	14,100	956,826
HubSpot, Inc.*	7,100	2,052,823
Intuit, Inc.	13,500	5,254,470
Microsoft Corp.	251,500	60,314,730
Salesforce, Inc.*	44,700	5,926,773
Synopsys, Inc.*	9,800	3,129,042
Workday, Inc., Class A*	10,600	1,773,698

		92,068,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	382,700	$49,724,211

Total Information Technology		222,085,897

Materials (2.7%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	8,652	2,667,065
Cabot Corp.	4,720	315,485
Celanese Corp.	6,230	636,955
CF Industries Holdings, Inc.	3,800	323,760
Chemours Co. (The)	11,890	364,072
Chemtrade Logistics Income Fund (x)	39,360	260,753
Corteva, Inc.	28,530	1,676,993
DuPont de Nemours, Inc.	15,500	1,063,765
Ecolab, Inc.	4,651	677,000
Linde plc	16,768	5,469,386
LyondellBasell Industries NV, Class A	10,690	887,591
Olin Corp.	10,150	537,341
Sherwin-Williams Co. (The)	1,651	391,832
Tronox Holdings plc	38,900	533,319
Westlake Corp.	2,580	264,553

		16,069,870

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,003	676,954
Vulcan Materials Co.	4,180	731,960

		1,408,914

Containers & Packaging (0.2%)
AptarGroup, Inc.	3,750	412,425
Crown Holdings, Inc.	2,119	174,203
Greif, Inc., Class A	6,060	406,384
Sealed Air Corp.	10,800	538,704

		1,531,716

Metals & Mining (0.6%)
Alcoa Corp.	7,500	341,025
First Quantum Minerals Ltd.	61,260	1,279,945
Freeport-McMoRan, Inc.	60,254	2,289,652
Glencore plc	83,690	558,902
Reliance Steel & Aluminum Co.	4,220	854,296

		5,323,820

Total Materials		24,334,320

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	325	47,343
American Tower Corp. (REIT)	13,745	2,912,016
Corporate Office Properties Trust (REIT)	21,720	563,417
Crown Castle, Inc. (REIT)	15,652	2,123,037
CubeSmart (REIT)	7,298	293,744
Elme Communities (REIT)	13,068	232,610
Equinix, Inc. (REIT)	4,100	2,685,623
Equity LifeStyle Properties, Inc. (REIT)	24,884	1,607,506
Essex Property Trust, Inc. (REIT)	4,216	893,455
Host Hotels & Resorts, Inc. (REIT)	95,575	1,533,979
Invitation Homes, Inc. (REIT)	55,331	1,640,011
Kilroy Realty Corp. (REIT)	1,419	54,873
Life Storage, Inc. (REIT)	1,122	110,517
Mid-America Apartment Communities, Inc. (REIT)	5,843	917,293
Prologis, Inc. (REIT)	24,965	2,814,304
Simon Property Group, Inc. (REIT)	1,586	186,323
Ventas, Inc. (REIT)	25,864	1,165,173
Welltower, Inc. (REIT)	24,187	1,585,458

		21,366,682

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc*	105,596	1,315,726
WeWork, Inc. (x)*	62,547	89,443

		1,405,169

Total Real Estate		22,771,851

Utilities (3.1%)
Electric Utilities (2.2%)
Constellation Energy Corp.	25,766	2,221,287
Edison International	16,300	1,037,006
Exelon Corp.	43,200	1,867,536
FirstEnergy Corp.	47,500	1,992,150
NextEra Energy, Inc.	60,900	5,091,240
PG&E Corp.*	147,600	2,399,976
PPL Corp.	40,200	1,174,644
Southern Co. (The)	50,900	3,634,769

		19,418,608

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	50,900	1,463,884

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	26,200	785,738
Dominion Energy, Inc.	32,160	1,972,051
NiSource, Inc.	32,500	891,150
Public Service Enterprise Group, Inc.	14,400	882,288
Sempra Energy	16,000	2,472,640

		7,003,867

Total Utilities		27,886,359

Total Common Stocks (98.5%) (Cost $786,902,031)		880,369,962

EXCHANGE TRADED FUND (ETF):
Equity (0.6%)
iShares Core S&P 500 ETF	14,000	5,378,940

Total Exchange Traded Fund (0.6%) (Cost $5,593,577)		5,378,940

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $733,060, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $747,372. (xx)	$732,718	$732,718
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $200,096, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $204,106. (xx)	200,000	200,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $300,147, collateralized by various Common Stocks; total market value $333,194. (xx)	300,000	300,000

Total Repurchase Agreements		1,232,718

Total Short-Term Investments (0.1%) (Cost $1,332,718)		1,332,718

Total Investments in Securities (99.2%) (Cost $793,828,326)		887,081,620
Other Assets Less Liabilities (0.8%)		7,061,110

Net Assets (100%)		$894,142,730

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $898,079 or 0.1% of net assets.

(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $1,330,417. This was collateralized by $43,419 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.497%, maturing 6/30/23 - 7/15/32 and by cash of $1,332,718 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$69,646,346	$410	$—	$69,646,756
Consumer Discretionary	87,252,407	2,786,014	—	90,038,421
Consumer Staples	59,791,574	651,789	—	60,443,363
Energy	47,315,544	—	—	47,315,544
Financials	91,973,881	7,015,175	—	98,989,056
Health Care	133,764,737	2,471,913	—	136,236,650
Industrials	80,621,745	—	—	80,621,745
Information Technology	209,682,889	12,403,008	—	222,085,897
Materials	23,775,418	558,902	—	24,334,320
Real Estate	22,771,851	—	—	22,771,851
Utilities	27,886,359	—	—	27,886,359
Exchange Traded Fund	5,378,940	—	—	5,378,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$100,000	$—	$—	$100,000
Repurchase Agreements	—	1,232,718	—	1,232,718

Total Assets	$859,961,691	$27,119,929	$—	$887,081,620

Total Liabilities	$—	$—	$—	$—

Total	$859,961,691	$27,119,929	$—	$887,081,620

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$16,964	$16,964

Total	$16,964	$16,964

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$4	$4

Total	$4	$4

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $56,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$515,040,999
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$515,457,882

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,820,211
Aggregate gross unrealized depreciation	(82,358,791)

Net unrealized appreciation	$91,461,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$795,620,200

For the year ended December 31, 2022, the Portfolio incurred approximately $54,280 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $792,595,608)	$885,848,902
Repurchase Agreements (Cost $1,232,718)	1,232,718
Cash	6,981,651
Foreign cash (Cost $167,122)	167,252
Receivable for securities sold	1,711,832
Dividends, interest and other receivables	881,443
Receivable for Portfolio shares sold	41,154
Securities lending income receivable	2,650
Other assets	12,565

Total assets	896,880,167

LIABILITIES
Payable for return of collateral on securities loaned	1,332,718
Payable for securities purchased	440,068
Investment management fees payable	383,105
Payable for Portfolio shares redeemed	249,679
Distribution fees payable – Class IB	193,792
Administrative fees payable	73,797
Accrued expenses	64,278

Total liabilities	2,737,437

NET ASSETS	$894,142,730

Net assets were comprised of:
Paid in capital	$801,742,265
Total distributable earnings (loss)	92,400,465

Net assets	$894,142,730

Class IB
Net asset value, offering and redemption price per share, $892,616,002 / 22,294,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.04

Class K
Net asset value, offering and redemption price per share, $1,526,728 / 36,770 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.52

(x)	Includes value of securities on loan of $1,330,417.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $184,701 foreign withholding tax)	$12,470,414
Interest	157,576
Securities lending (net)	77,002

Total income	12,704,992

EXPENSES
Investment management fees	5,066,568
Distribution fees – Class IB	2,377,640
Administrative fees	883,914
Custodian fees	115,300
Professional fees	88,382
Printing and mailing expenses	44,149
Trustees’ fees	31,036
Miscellaneous	20,015

Gross expenses	8,627,004
Less: Waiver from investment manager	(347,520)

Net expenses	8,279,484

NET INVESTMENT INCOME (LOSS)	4,425,508

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	37,283,342
Forward foreign currency contracts	16,964
Foreign currency transactions	(45,313)

Net realized gain (loss)	37,254,993

Change in unrealized appreciation (depreciation) on:
Investments in securities	(279,670,088)
Forward foreign currency contracts	4
Foreign currency translations	(520)

Net change in unrealized appreciation (depreciation)	(279,670,604)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(242,415,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(237,990,103)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,425,508	$3,540,297
Net realized gain (loss)	37,254,993	108,534,129
Net change in unrealized appreciation (depreciation)	(279,670,604)	124,270,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(237,990,103)	236,345,333

Distributions to shareholders:
Class IB	(57,204,806)	(117,063,521)
Class K	(110,755)	(284,902)

Total distributions to shareholders	(57,315,561)	(117,348,423)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,509,550 and 677,685 shares, respectively ]	67,294,628	36,591,261
Capital shares issued in reinvestment of dividends and distributions [ 1,376,237 and 2,187,694 shares, respectively ]	57,204,806	117,063,521
Capital shares repurchased [ (1,557,726) and (1,816,589) shares, respectively ]	(71,054,180)	(98,547,209)

Total Class IB transactions	53,445,254	55,107,573

Class K
Capital shares issued in reinvestment of dividends and distributions [ 2,569 and 5,148 shares, respectively ]	110,755	284,902
Capital shares repurchased [ (15,873) and (1,040) shares, respectively ]	(690,906)	(58,004)

Total Class K transactions	(580,151)	226,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	52,865,103	55,334,471

TOTAL INCREASE (DECREASE) IN NET ASSETS	(242,440,561)	174,331,381
NET ASSETS:
Beginning of year	1,136,583,291	962,251,910

End of year	$894,142,730	$1,136,583,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$54.08		$48.20		$39.87		$30.69		$34.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.18	(bb)	0.28	(1)	0.32		0.07
Net realized and unrealized gain (loss)	(11.54)		11.80		10.14		9.21		(3.99)

Total from investment operations	(11.33)		11.98		10.42		9.53		(3.92)

Less distributions:
Dividends from net investment income	(0.23)		(0.21)		(0.30)		(0.35)		(0.08)
Distributions from net realized gains	(2.48)		(5.89)		(1.79)		—		—

Total dividends and distributions	(2.71)		(6.10)		(2.09)		(0.35)		(0.08)

Net asset value, end of period	$40.04		$54.08		$48.20		$39.87		$30.69

Total return (b)	(21.06)%		25.22%		26.32%		31.09%		(11.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$892,616		$1,133,781		$959,968		$810,059		$655,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.91%		0.90%		0.92%		0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.46%		0.33	%(cc)	0.68	%(aa)	0.90%		1.12	%(l)
Before waivers (a)(f)	0.43%		0.30	%(cc)	0.63	%(aa)	0.84%		1.03	%(l)
Portfolio turnover rate^	54%		53%		88%		72%		88	%(z)

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class K	2022		2021		2020		2019
Net asset value, beginning of period	$55.96		$49.68		$41.02		$31.56		$35.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33		0.33	(bb)	0.39	(1)	0.41		0.09
Net realized and unrealized gain (loss)	(11.94)		12.18		10.46		9.49		(4.10)

Total from investment operations	(11.61)		12.51		10.85		9.90		(4.01)

Less distributions:
Dividends from net investment income	(0.35)		(0.34)		(0.40)		(0.44)		(0.10)
Distributions from net realized gains	(2.48)		(5.89)		(1.79)		—		—

Total dividends and distributions	(2.83)		(6.23)		(2.19)		(0.44)		(0.10)

Net asset value, end of period	$41.52		$55.96		$49.68		$41.02		$31.56

Total return (b)	(20.87)%		25.53%		26.64%		31.41%		(11.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,527		$2,802		$2,283		$1,958		$4,373
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.66%		0.65%		0.67%		0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.70%		0.58	%(cc)	0.93	%(aa)	1.13%		1.37	%(l)
Before waivers (a)(f)	0.66%		0.55	%(cc)	0.88	%(aa)	1.06%		1.28	%(l)
Portfolio turnover rate^	54%		53%		88%		72%		88	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Franklin Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(14.22)%	0.65%	2.97%
EQ/Franklin Moderate Allocation Index	(12.57)	3.31	5.44
S&P 500® Index	(18.11)	9.42	12.70
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.35

* Date of inception 2/22/16. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.22)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Franklin Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (12.57)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	2022 was a difficult year for asset allocation Portfolios, as broadly both equities and fixed income declined.

What hurt performance during the year:

•	On an absolute basis, all equity and fixed income ETF holdings had negative returns over the period as rising inflation, interest rates, geopolitical, and recession risks impacted global markets.

•	Relatively, the overweight position to U.S. large cap equities was the largest equity detractor.

•	The Portfolio’s intermediate bond holdings underperformed the benchmark, detracting from the Portfolio’s overall relative return.

Portfolio Positioning and Outlook — Franklin Advisers, Inc.

Global growth is slowing to below trend, and risks remain skewed to the downside, accentuated by the impact of monetary policy tightening. This complicates continuing supply pressures, including the ongoing war in Ukraine, in boosting inflation. In broad terms, global equities require sustained earnings growth to offset any further decrease in valuations. Earnings expectations remain elevated and vulnerable to downgrades. Tightening monetary policy has led to a rise in volatility, which offsets longer-term equity fundamentals that are still relatively supportive.

Generally healthy U.S. consumer and corporate balance sheets may help the U.S. equity market better weather a global slowdown. The outlook is more balanced, in our analysis, as profit margins may remain under pressure in the coming quarters. The stock market’s attention will likely focus on whether valuations decline further as anticipated interest-rate hikes are delivered and fears of recession mount.

The Federal Reserve continues to emphasize a more hawkish response to inflation and may prompt further periods of volatility in U.S. Treasuries (UST). However, UST yields have repriced significantly to reflect policy rates moving to what we view as restrictive levels and, as growth slows, we anticipate lower yields in about a year’s time.

China’s economy has slowed, compounded by property market weakness, but this has led to an easier policy environment. Trade disputes remain unresolved in the longer term and are a symptom of broader tensions as heightened geopolitical stresses persist. As residual COVID-19 concerns ease, the growth outlook could improve, but regulatory concerns that dominated market sentiment are slow to fade.

In emerging markets outside of China, stronger long-term growth is being offset by emerging markets’ idiosyncratic risks and exposure to slowing demand from developed market consumers. Local inflation pressures, especially for food-importing nations, may see central

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

banks continue to increase interest rates. In our analysis, prospects for currency recovery across emerging markets are insufficient to fully offset these other factors.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	4.73
Weighted Average Coupon (%)	1.91
Weighted Average Modified Duration (Years)*	4.42
Weighted Average Rating**	AAA

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	43.2%
Exchange Traded Funds	32.2
Information Technology	5.5
Health Care	3.4
Repurchase Agreements	2.6
Financials	2.5
Consumer Discretionary	2.1
Industrials	1.9
Communication Services	1.6
Consumer Staples	1.5
Investment Companies	1.4
Energy	1.1
Utilities	0.7
Materials	0.6
Real Estate	0.6
Cash and Other	(0.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$999.20	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.42	5.85

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,132	$186,530
Lumen Technologies, Inc.	1,333	6,959
Verizon Communications, Inc.	5,970	235,218

		428,707

Entertainment (0.3%)
Activision Blizzard, Inc.	1,002	76,703
Electronic Arts, Inc.	372	45,451
Live Nation Entertainment, Inc.*	202	14,087
Netflix, Inc.*	634	186,954
Take-Two Interactive Software, Inc.*	220	22,909
Walt Disney Co. (The)*	2,592	225,193
Warner Bros Discovery, Inc.*	3,109	29,473

		600,770

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	8,474	747,661
Alphabet, Inc., Class C*	7,512	666,540
Match Group, Inc.*	401	16,637
Meta Platforms, Inc., Class A*	3,188	383,644

		1,814,482

Media (0.2%)
Charter Communications, Inc., Class A*	156	52,900
Comcast Corp., Class A	6,127	214,261
DISH Network Corp., Class A (x)*	337	4,731
Fox Corp., Class A	431	13,090
Fox Corp., Class B	201	5,718
Interpublic Group of Cos., Inc. (The)	564	18,787
News Corp., Class A	547	9,955
News Corp., Class B	172	3,172
Omnicom Group, Inc.	288	23,492
Paramount Global, Class B (x)	711	12,002

		358,108

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	847	118,580

Total Communication Services		3,320,647

Consumer Discretionary (2.1%)
Auto Components (0.0%)†
Aptiv plc*	383	35,669
BorgWarner, Inc.	345	13,886

		49,555

Automobiles (0.3%)
Ford Motor Co.	5,526	64,267
General Motors Co.	2,041	68,659
Tesla, Inc.*	3,808	469,070

		601,996

Distributors (0.1%)
Genuine Parts Co.	199	34,528
LKQ Corp.	377	20,136
Pool Corp.	55	16,628

		71,292

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.*	55	110,841
Caesars Entertainment, Inc.*	297	12,355
Carnival Corp. (x)*	1,389	11,195
Chipotle Mexican Grill, Inc.*	39	54,112
Darden Restaurants, Inc.	173	23,931
Domino’s Pizza, Inc.	50	17,320
Expedia Group, Inc.*	211	18,484
Hilton Worldwide Holdings, Inc.	382	48,270
Las Vegas Sands Corp.*	462	22,208
Marriott International, Inc., Class A	388	57,769
McDonald’s Corp.	1,042	274,598
MGM Resorts International	461	15,457
Norwegian Cruise Line Holdings Ltd. (x)*	593	7,258
Royal Caribbean Cruises Ltd.*	311	15,373
Starbucks Corp.	1,638	162,490
Wynn Resorts Ltd.*	146	12,041
Yum! Brands, Inc.	400	51,232

		914,934

Household Durables (0.1%)
DR Horton, Inc.	445	39,667
Garmin Ltd.	217	20,027
Lennar Corp., Class A	365	33,033
Mohawk Industries, Inc.*	74	7,564
Newell Brands, Inc.	535	6,998
NVR, Inc.*	4	18,450
PulteGroup, Inc.	326	14,843
Whirlpool Corp.	80	11,317

		151,899

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	12,590	1,057,560
eBay, Inc.	774	32,098
Etsy, Inc.*	176	21,081

		1,110,739

Leisure Products (0.0%)†
Hasbro, Inc.	188	11,470

Multiline Retail (0.1%)
Dollar General Corp.	321	79,046
Dollar Tree, Inc.*	297	42,008
Target Corp.	654	97,472

		218,526

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	84	12,351
AutoZone, Inc.*	27	66,587
Bath & Body Works, Inc.	330	13,906
Best Buy Co., Inc.	282	22,619
CarMax, Inc.*	227	13,822
Home Depot, Inc. (The)	1,453	458,945
Lowe’s Cos., Inc.	876	174,534
O’Reilly Automotive, Inc.*	90	75,963
Ross Stores, Inc.	490	56,874
TJX Cos., Inc. (The)	1,652	131,499
Tractor Supply Co.	155	34,870
Ulta Beauty, Inc.*	73	34,242

		1,096,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,778	$208,044
Ralph Lauren Corp.	58	6,129
Tapestry, Inc.	348	13,252
VF Corp.	478	13,197

		240,622

Total Consumer Discretionary		4,467,245

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	261	17,142
Coca-Cola Co. (The)	5,531	351,827
Constellation Brands, Inc., Class A	233	53,998
Keurig Dr Pepper, Inc.	1,197	42,685
Molson Coors Beverage Co., Class B	271	13,962
Monster Beverage Corp.*	541	54,928
PepsiCo, Inc.	1,957	353,551

		888,093

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	628	286,682
Kroger Co. (The)	911	40,612
Sysco Corp.	712	54,433
Walgreens Boots Alliance, Inc.	1,007	37,622
Walmart, Inc.	2,003	284,005

		703,354

Food Products (0.3%)
Archer-Daniels-Midland Co.	786	72,980
Campbell Soup Co.	282	16,003
Conagra Brands, Inc.	665	25,736
General Mills, Inc.	833	69,847
Hershey Co. (The)	206	47,703
Hormel Foods Corp.	410	18,676
J M Smucker Co. (The)	150	23,769
Kellogg Co.	354	25,219
Kraft Heinz Co. (The)	1,120	45,595
Lamb Weston Holdings, Inc.	203	18,140
McCormick & Co., Inc. (Non-Voting)	353	29,260
Mondelez International, Inc., Class A	1,932	128,768
Tyson Foods, Inc., Class A	408	25,398

		547,094

Household Products (0.3%)
Church & Dwight Co., Inc.	342	27,569
Clorox Co. (The)	173	24,277
Colgate-Palmolive Co.	1,173	92,421
Kimberly-Clark Corp.	479	65,024
Procter & Gamble Co. (The)	3,361	509,393

		718,684

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	325	80,636

Tobacco (0.2%)
Altria Group, Inc.	2,529	115,601
Philip Morris International, Inc.	2,206	223,269

		338,870

Total Consumer Staples		3,276,731

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,427	42,139
Halliburton Co.	1,262	49,660
Schlumberger Ltd.	1,997	106,759

		198,558

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	452	21,099
Chevron Corp.	2,519	452,135
ConocoPhillips	1,769	208,742
Coterra Energy, Inc.	1,127	27,690
Devon Energy Corp.	921	56,651
Diamondback Energy, Inc.	250	34,195
EOG Resources, Inc.	828	107,243
EQT Corp.	523	17,693
Exxon Mobil Corp.	5,853	645,586
Hess Corp.	394	55,877
Kinder Morgan, Inc.	2,774	50,154
Marathon Oil Corp.	867	23,470
Marathon Petroleum Corp.	668	77,748
Occidental Petroleum Corp.	1,048	66,014
ONEOK, Inc.	631	41,457
Phillips 66	673	70,046
Pioneer Natural Resources Co.	335	76,511
Targa Resources Corp.	321	23,593
Valero Energy Corp.	555	70,407
Williams Cos., Inc. (The)	1,704	56,062

		2,182,373

Total Energy		2,380,931

Financials (2.5%)
Banks (0.8%)
Bank of America Corp.	9,923	328,650
Citigroup, Inc.	2,774	125,468
Citizens Financial Group, Inc.	690	27,165
Comerica, Inc.	187	12,501
Fifth Third Bancorp	974	31,957
First Republic Bank	257	31,326
Huntington Bancshares, Inc.	2,035	28,693
JPMorgan Chase & Co.	4,165	558,526
KeyCorp	1,309	22,803
M&T Bank Corp.	247	35,830
PNC Financial Services Group, Inc. (The)	575	90,815
Regions Financial Corp.	1,316	28,373
Signature Bank	89	10,255
SVB Financial Group*	84	19,332
Truist Financial Corp.	1,874	80,638
US Bancorp	1,906	83,121
Wells Fargo & Co.	5,437	224,494
Zions Bancorp NA	213	10,471

		1,750,418

Capital Markets (0.7%)
Ameriprise Financial, Inc.	152	47,328
Bank of New York Mellon Corp. (The)	1,044	47,523
BlackRock, Inc.	213	150,938
Cboe Global Markets, Inc.	151	18,946
Charles Schwab Corp. (The)	2,182	181,673
CME Group, Inc.	507	85,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	54	$21,665
Goldman Sachs Group, Inc. (The)	482	165,509
Intercontinental Exchange, Inc.	789	80,944
Invesco Ltd.	653	11,748
MarketAxess Holdings, Inc.	53	14,781
Moody’s Corp.	222	61,854
Morgan Stanley	1,889	160,603
MSCI, Inc.	113	52,564
Nasdaq, Inc.	480	29,448
Northern Trust Corp.	299	26,459
Raymond James Financial, Inc.	274	29,277
S&P Global, Inc.	472	158,092
State Street Corp.	518	40,181
T. Rowe Price Group, Inc.	320	34,899

		1,419,689

Consumer Finance (0.1%)
American Express Co.	844	124,701
Capital One Financial Corp.	540	50,198
Discover Financial Services	384	37,567
Synchrony Financial	678	22,279

		234,745

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	2,555	789,239

Insurance (0.5%)
Aflac, Inc.	809	58,199
Allstate Corp. (The)	380	51,528
American International Group, Inc.	1,069	67,604
Aon plc, Class A	296	88,841
Arch Capital Group Ltd.*	523	32,834
Arthur J Gallagher & Co.	297	55,996
Assurant, Inc.	72	9,004
Brown & Brown, Inc.	334	19,028
Chubb Ltd.	589	129,933
Cincinnati Financial Corp.	227	23,242
Everest Re Group Ltd.	55	18,220
Globe Life, Inc.	134	16,154
Hartford Financial Services Group, Inc. (The)	454	34,427
Lincoln National Corp.	229	7,035
Loews Corp.	282	16,449
Marsh & McLennan Cos., Inc.	700	115,836
MetLife, Inc.	942	68,172
Principal Financial Group, Inc.	330	27,694
Progressive Corp. (The)	822	106,622
Prudential Financial, Inc.	523	52,018
Travelers Cos., Inc. (The)	337	63,184
W R Berkley Corp.	287	20,828
Willis Towers Watson plc	153	37,421

		1,120,269

Total Financials		5,314,360

Health Care (3.4%)
Biotechnology (0.5%)
AbbVie, Inc.	2,503	404,510
Amgen, Inc.	760	199,606
Biogen, Inc.*	205	56,769
Gilead Sciences, Inc.	1,768	151,783
Incyte Corp.*	265	21,285
Moderna, Inc.*	473	84,960
Regeneron Pharmaceuticals, Inc.*	151	108,945
Vertex Pharmaceuticals, Inc.*	368	106,271

		1,134,129

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,463	270,413
Align Technology, Inc.*	104	21,934
Baxter International, Inc.	701	35,730
Becton Dickinson and Co.	402	102,229
Boston Scientific Corp.*	2,018	93,373
Cooper Cos., Inc. (The)	70	23,147
Dentsply Sirona, Inc.	308	9,807
Dexcom, Inc.*	551	62,395
Edwards Lifesciences Corp.*	869	64,836
Hologic, Inc.*	351	26,258
IDEXX Laboratories, Inc.*	117	47,731
Intuitive Surgical, Inc.*	502	133,206
Medtronic plc	1,904	147,979
ResMed, Inc.	204	42,458
STERIS plc	141	26,041
Stryker Corp.	474	115,888
Teleflex, Inc.	65	16,226
Zimmer Biomet Holdings, Inc.	296	37,740

		1,277,391

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	232	38,445
Cardinal Health, Inc.	382	29,364
Centene Corp.*	805	66,018
Cigna Corp.	436	144,464
CVS Health Corp.	1,870	174,265
DaVita, Inc.*	74	5,526
Elevance Health, Inc.	337	172,871
HCA Healthcare, Inc.	303	72,708
Henry Schein, Inc.*	190	15,175
Humana, Inc.	182	93,219
Laboratory Corp. of America Holdings	128	30,142
McKesson Corp.	203	76,149
Molina Healthcare, Inc.*	82	27,078
Quest Diagnostics, Inc.	166	25,969
UnitedHealth Group, Inc.	1,323	701,428
Universal Health Services, Inc., Class B	93	13,103

		1,685,924

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	420	62,853
Bio-Rad Laboratories, Inc., Class A*	30	12,615
Bio-Techne Corp.	216	17,902
Charles River Laboratories International, Inc.*	71	15,471
Danaher Corp.	931	247,106
Illumina, Inc.*	220	44,484
IQVIA Holdings, Inc.*	264	54,091
Mettler-Toledo International, Inc.*	32	46,254
PerkinElmer, Inc.	180	25,239
Thermo Fisher Scientific, Inc.	556	306,184
Waters Corp.*	84	28,777
West Pharmaceutical Services, Inc.	103	24,241

		885,217

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	3,003	216,066
Catalent, Inc.*	247	11,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	1,117	$408,643
Johnson & Johnson	3,710	655,372
Merck & Co., Inc.	3,594	398,754
Organon & Co.	374	10,446
Pfizer, Inc.	7,969	408,332
Viatris, Inc.	1,750	19,477
Zoetis, Inc.	657	96,283

		2,224,490

Total Health Care		7,207,151

Industrials (1.9%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	797	151,821
General Dynamics Corp.	316	78,403
Howmet Aerospace, Inc.	530	20,887
Huntington Ingalls Industries, Inc.	56	12,918
L3Harris Technologies, Inc.	271	56,425
Lockheed Martin Corp.	332	161,515
Northrop Grumman Corp.	204	111,304
Raytheon Technologies Corp.	2,080	209,914
Textron, Inc.	301	21,311
TransDigm Group, Inc.	73	45,964

		870,462

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	177	16,206
Expeditors International of Washington, Inc.	228	23,694
FedEx Corp.	339	58,715
United Parcel Service, Inc., Class B	1,028	178,707

		277,322

Airlines (0.1%)
Alaska Air Group, Inc.*	177	7,600
American Airlines Group, Inc.*	942	11,982
Delta Air Lines, Inc.*	898	29,508
Southwest Airlines Co.*	832	28,014
United Airlines Holdings, Inc.*	458	17,267

		94,371

Building Products (0.1%)
A O Smith Corp.	181	10,360
Allegion plc	125	13,158
Carrier Global Corp.	1,183	48,799
Johnson Controls International plc	965	61,760
Masco Corp.	309	14,421
Trane Technologies plc	324	54,461

		202,959

Commercial Services & Supplies (0.1%)
Cintas Corp.	121	54,646
Copart, Inc.*	600	36,534
Republic Services, Inc.	289	37,278
Rollins, Inc.	319	11,656
Waste Management, Inc.	527	82,676

		222,790

Construction & Engineering (0.0%)†
Quanta Services, Inc.	199	28,357

Electrical Equipment (0.1%)
AMETEK, Inc.	325	45,409
Eaton Corp. plc	564	88,520
Emerson Electric Co.	853	81,939
Generac Holdings, Inc.*	90	9,059
Rockwell Automation, Inc.	163	41,984

		266,911

Industrial Conglomerates (0.2%)
3M Co.	779	93,418
General Electric Co.	1,538	128,869
Honeywell International, Inc.	960	205,728

		428,015

Machinery (0.4%)
Caterpillar, Inc.	735	176,077
Cummins, Inc.	197	47,731
Deere & Co.	390	167,216
Dover Corp.	201	27,218
Fortive Corp.	501	32,189
IDEX Corp.	106	24,203
Illinois Tool Works, Inc.	395	87,019
Ingersoll Rand, Inc.	568	29,678
Nordson Corp.	75	17,829
Otis Worldwide Corp.	590	46,203
PACCAR, Inc.	490	48,495
Parker-Hannifin Corp.	181	52,671
Pentair plc	231	10,390
Snap-on, Inc.	74	16,908
Stanley Black & Decker, Inc.	208	15,625
Westinghouse Air Brake Technologies Corp.	262	26,150
Xylem, Inc.	250	27,643

		853,245

Professional Services (0.1%)
CoStar Group, Inc.*	586	45,286
Equifax, Inc.	174	33,819
Jacobs Solutions, Inc.	178	21,372
Leidos Holdings, Inc.	192	20,197
Robert Half International, Inc.	160	11,813
Verisk Analytics, Inc.	220	38,812

		171,299

Road & Rail (0.2%)
CSX Corp.	3,011	93,281
JB Hunt Transport Services, Inc.	116	20,226
Norfolk Southern Corp.	329	81,072
Old Dominion Freight Line, Inc.	129	36,607
Union Pacific Corp.	866	179,323

		410,509

Trading Companies & Distributors (0.1%)
Fastenal Co.	804	38,045
United Rentals, Inc.*	99	35,187
WW Grainger, Inc.	64	35,600

		108,832

Total Industrials		3,935,072

Information Technology (5.5%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	347	42,109
Cisco Systems, Inc.	5,827	277,598
F5, Inc.*	86	12,342
Juniper Networks, Inc.	468	14,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	235	$60,562

		407,568

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	862	65,633
CDW Corp.	189	33,751
Corning, Inc.	1,072	34,240
Keysight Technologies, Inc.*	254	43,452
TE Connectivity Ltd.	450	51,660
Teledyne Technologies, Inc.*	65	25,994
Trimble, Inc.*	349	17,645
Zebra Technologies Corp., Class A*	73	18,718

		291,093

IT Services (1.0%)
Accenture plc, Class A	898	239,622
Akamai Technologies, Inc.*	220	18,546
Automatic Data Processing, Inc.	592	141,405
Broadridge Financial Solutions, Inc.	162	21,729
Cognizant Technology Solutions Corp., Class A	734	41,977
DXC Technology Co.*	334	8,851
EPAM Systems, Inc.*	81	26,547
Fidelity National Information Services, Inc.	854	57,944
Fiserv, Inc.*	900	90,963
FleetCor Technologies, Inc.*	106	19,470
Gartner, Inc.*	112	37,648
Global Payments, Inc.	389	38,635
International Business Machines Corp.	1,286	181,185
Jack Henry & Associates, Inc.	101	17,732
Mastercard, Inc., Class A	1,207	419,710
Paychex, Inc.	452	52,233
PayPal Holdings, Inc.*	1,630	116,089
VeriSign, Inc.*	131	26,913
Visa, Inc., Class A	2,319	481,795

		2,038,994

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,276	147,417
Analog Devices, Inc.	729	119,578
Applied Materials, Inc.	1,222	118,998
Broadcom, Inc.	573	320,382
Enphase Energy, Inc.*	197	52,197
First Solar, Inc.*	146	21,869
Intel Corp.	5,861	154,906
KLA Corp.	199	75,029
Lam Research Corp.	192	80,698
Microchip Technology, Inc.	776	54,514
Micron Technology, Inc.	1,560	77,969
Monolithic Power Systems, Inc.	63	22,278
NVIDIA Corp.	3,535	516,605
NXP Semiconductors NV	368	58,155
ON Semiconductor Corp.*	616	38,420
Qorvo, Inc.*	149	13,505
QUALCOMM, Inc.	1,599	175,794
Skyworks Solutions, Inc.	224	20,413
SolarEdge Technologies, Inc.*	79	22,378
Teradyne, Inc.	221	19,304
Texas Instruments, Inc.	1,286	212,473

		2,322,882

Software (1.8%)
Adobe, Inc.*	657	221,100
ANSYS, Inc.*	122	29,474
Autodesk, Inc.*	304	56,808
Cadence Design Systems, Inc.*	384	61,686
Ceridian HCM Holding, Inc.*	218	13,985
Fortinet, Inc.*	912	44,588
Gen Digital, Inc.	850	18,215
Intuit, Inc.	402	156,466
Microsoft Corp.	10,571	2,535,137
Oracle Corp.	2,182	178,357
Paycom Software, Inc.*	68	21,101
PTC, Inc.*	146	17,526
Roper Technologies, Inc.	153	66,110
Salesforce, Inc.*	1,422	188,543
ServiceNow, Inc.*	284	110,269
Synopsys, Inc.*	216	68,967
Tyler Technologies, Inc.*	59	19,022

		3,807,354

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	21,203	2,754,906
Hewlett Packard Enterprise Co.	1,834	29,271
HP, Inc.	1,281	34,420
NetApp, Inc.	305	18,318
Seagate Technology Holdings plc	275	14,468
Western Digital Corp.*	435	13,724

		2,865,107

Total Information Technology		11,732,998

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	313	96,485
Albemarle Corp.	164	35,565
Celanese Corp.	140	14,314
CF Industries Holdings, Inc.	281	23,941
Corteva, Inc.	1,007	59,192
Dow, Inc.	1,019	51,347
DuPont de Nemours, Inc.	705	48,384
Eastman Chemical Co.	173	14,089
Ecolab, Inc.	348	50,655
FMC Corp.	173	21,590
International Flavors & Fragrances, Inc.	358	37,533
Linde plc	702	228,978
LyondellBasell Industries NV, Class A	353	29,310
Mosaic Co. (The)	495	21,716
PPG Industries, Inc.	331	41,620
Sherwin-Williams Co. (The)	340	80,692

		855,411

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	88	29,741
Vulcan Materials Co.	187	32,746

		62,487

Containers & Packaging (0.1%)
Amcor plc	2,140	25,488
Avery Dennison Corp.	115	20,815
Ball Corp.	435	22,246
International Paper Co.	518	17,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Packaging Corp. of America	132	$16,884
Sealed Air Corp.	206	10,275
Westrock Co.	349	12,271

		125,917

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,003	76,114
Newmont Corp.	1,105	52,156
Nucor Corp.	365	48,110
Steel Dynamics, Inc.	240	23,448

		199,828

Total Materials		1,243,643

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	208	30,299
American Tower Corp. (REIT)	665	140,887
AvalonBay Communities, Inc. (REIT)	195	31,496
Boston Properties, Inc. (REIT)	198	13,381
Camden Property Trust (REIT)	153	17,118
Crown Castle, Inc. (REIT)	609	82,605
Digital Realty Trust, Inc. (REIT)	403	40,409
Equinix, Inc. (REIT)	133	87,119
Equity Residential (REIT)	479	28,261
Essex Property Trust, Inc. (REIT)	92	19,497
Extra Space Storage, Inc. (REIT)	189	27,817
Federal Realty Investment Trust (REIT)	99	10,003
Healthpeak Properties, Inc. (REIT)	764	19,153
Host Hotels & Resorts, Inc. (REIT)	1,004	16,114
Invitation Homes, Inc. (REIT)	814	24,127
Iron Mountain, Inc. (REIT)	416	20,737
Kimco Realty Corp. (REIT)	885	18,744
Mid-America Apartment Communities, Inc. (REIT)	162	25,432
Prologis, Inc. (REIT)	1,320	148,804
Public Storage (REIT)	222	62,202
Realty Income Corp. (REIT) (x)	904	57,341
Regency Centers Corp. (REIT)	217	13,562
SBA Communications Corp. (REIT)	152	42,607
Simon Property Group, Inc. (REIT)	460	54,041
UDR, Inc. (REIT)	431	16,693
Ventas, Inc. (REIT)	556	25,048
VICI Properties, Inc. (REIT)	1,357	43,967
Vornado Realty Trust (REIT)	216	4,495
Welltower, Inc. (REIT)	692	45,361
Weyerhaeuser Co. (REIT)	1,052	32,612

		1,199,932

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	452	34,786

Total Real Estate		1,234,718

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	353	19,489
American Electric Power Co., Inc.	725	68,839
Constellation Energy Corp.	463	39,915
Duke Energy Corp.	1,106	113,907
Edison International	537	34,164
Entergy Corp.	287	32,288
Evergy, Inc.	323	20,326
Eversource Energy	486	40,746
Exelon Corp.	1,395	60,306
FirstEnergy Corp.	763	32,000
NextEra Energy, Inc.	2,834	236,922
NRG Energy, Inc.	329	10,469
PG&E Corp.*	2,275	36,991
Pinnacle West Capital Corp.	165	12,547
PPL Corp.	1,036	30,272
Southern Co. (The)	1,566	111,828
Xcel Energy, Inc.	771	54,055

		955,064

Gas Utilities (0.0%)†
Atmos Energy Corp.	198	22,190

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	932	26,804

Multi-Utilities (0.2%)
Ameren Corp.	368	32,723
CenterPoint Energy, Inc.	880	26,391
CMS Energy Corp.	405	25,649
Consolidated Edison, Inc.	501	47,750
Dominion Energy, Inc.	1,170	71,745
DTE Energy Co.	272	31,968
NiSource, Inc.	586	16,068
Public Service Enterprise Group, Inc.	734	44,972
Sempra Energy	443	68,461
WEC Energy Group, Inc.	442	41,442

		407,169

Water Utilities (0.0%)†
American Water Works Co., Inc.	270	41,154

Total Utilities		1,452,381

Total Common Stocks (21.5%) (Cost $36,991,204)		45,565,877

EXCHANGE TRADED FUNDS (ETF):
Equity (32.2%)
iShares Core MSCI EAFE ETF	854,356	52,662,504
iShares Core S&P Mid-Cap ETF	32,576	7,879,808
iShares Russell 2000 ETF (x)	44,247	7,714,907

Total Exchange Traded Funds (32.2%) (Cost $64,769,043)		68,257,219

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.2%)
U.S. Treasury Notes
2.250%, 11/15/25	$10,337,000	9,794,281
2.875%, 11/30/25	3,902,000	3,758,775
0.750%, 8/31/26	8,063,000	7,148,311
2.250%, 2/15/27	13,724,500	12,786,171
2.375%, 5/15/27	8,651,000	8,075,900
2.625%, 5/31/27	2,574,000	2,429,218
0.625%, 12/31/27	5,080,500	4,312,065
1.250%, 3/31/28	9,566,500	8,333,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.875%, 8/15/28	$14,661,500	$13,830,345
1.125%, 8/31/28	7,955,000	6,809,276
1.250%, 9/30/28	8,242,000	7,093,408
2.375%, 5/15/29	8,050,000	7,334,896

Total U.S. Treasury Obligations		91,705,772

Total Long-Term Debt Securities (43.2%) (Cost $97,722,069)		91,705,772

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	2,018,137	2,019,147

Total Investment Companies		3,019,147

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,962,338, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $4,039,700. (xx)	$3,960,490	3,960,490

National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,601,384, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,742,126. (xx)	1,600,000	1,600,000

Total Repurchase Agreements		5,560,490

Total Short-Term Investments (4.0%) (Cost $8,579,586)		8,579,637

Total Investments in Securities (100.9%) (Cost $208,061,902)		214,108,505
Other Assets Less Liabilities (-0.9%)		(1,846,251)

Net Assets (100%)		$212,262,254

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $6,411,568. This was collateralized by $3,830 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 5/31/23 – 5/15/51 and by cash of $6,560,490 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(43)	3/2023	USD	(4,191,210)	67,995
Russell 2000 E-Mini Index	(7)	3/2023	USD	(619,815)	14,274
S&P 500 E-Mini Index	(18)	3/2023	USD	(3,474,900)	96,958
S&P Midcap 400 E-Mini Index	(3)	3/2023	USD	(732,780)	13,130

					192,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,320,647	$—	$—	$3,320,647
Consumer Discretionary	4,467,245	—	—	4,467,245
Consumer Staples	3,276,731	—	—	3,276,731
Energy	2,380,931	—	—	2,380,931
Financials	5,314,360	—	—	5,314,360
Health Care	7,207,151	—	—	7,207,151
Industrials	3,935,072	—	—	3,935,072
Information Technology	11,732,998	—	—	11,732,998
Materials	1,243,643	—	—	1,243,643
Real Estate	1,234,718	—	—	1,234,718
Utilities	1,452,381	—	—	1,452,381
Exchange Traded Funds	68,257,219	—	—	68,257,219
Futures	192,357	—	—	192,357
Short-Term Investments
Investment Companies	3,019,147	—	—	3,019,147
Repurchase Agreements	—	5,560,490	—	5,560,490
U.S. Treasury Obligations	—	91,705,772	—	91,705,772

Total Assets	$117,034,600	$97,266,262	$—	$214,300,862

Total Liabilities	$—	$—	$—	$—

Total	$117,034,600	$97,266,262	$—	$214,300,862

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$192,357	*

Total		$192,357

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$11,790	$11,790
Equity contracts	(1,303,890)	(1,303,890)

Total	$(1,292,100)	$(1,292,100)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$189,566	$189,566

Total	$189,566	$189,566

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $13,488,000 for eleven months during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,201,777
Long-term U.S. government debt securities	118,523,243

$136,725,020

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,758,810
Long-term U.S. government debt securities	121,118,404

$132,877,214

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,720,284
Aggregate gross unrealized depreciation	(10,711,923)

Net unrealized appreciation	$6,008,361

Federal income tax cost of investments in securities and derivative instruments, if applicable	$208,292,501

For the year ended December 31, 2022, the Portfolio incurred approximately $3 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $202,501,412)	$208,548,015
Repurchase Agreements (Cost $5,560,490)	5,560,490
Cash	3,722,877
Cash held as collateral at broker for futures	350,683
Dividends, interest and other receivables	526,213
Due from broker for futures variation margin	188,287
Receivable for Portfolio shares sold	166,382
Securities lending income receivable	1,988
Other assets	1,300

Total assets	219,066,235

LIABILITIES
Payable for return of collateral on securities loaned	6,560,490
Investment management fees payable	123,895
Distribution fees payable – Class IB	45,462
Administrative fees payable	23,636
Payable for Portfolio shares redeemed	196
Accrued expenses	50,302

Total liabilities	6,803,981

NET ASSETS	$212,262,254

Net assets were comprised of:
Paid in capital	$235,813,972
Total distributable earnings (loss)	(23,551,718)

Net assets	$212,262,254

Class IB
Net asset value, offering and redemption price per share, $212,262,254 / 21,078,280 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

(x)	Includes value of securities on loan of $6,411,568.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $379 foreign withholding tax)	$2,491,271
Interest	1,557,493
Securities lending (net)	36,574

Total income	4,085,338

EXPENSES
Investment management fees	1,759,428
Distribution fees – Class IB	549,820
Administrative fees	271,326
Professional fees	59,255
Custodian fees	20,200
Printing and mailing expenses	18,581
Trustees’ fees	7,105
Miscellaneous	4,711

Gross expenses	2,690,426
Less: Waiver from investment manager	(138,534)

Net expenses	2,551,892

NET INVESTMENT INCOME (LOSS)	1,533,446

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,600,947)
Futures contracts	(1,292,100)

Net realized gain (loss)	(7,893,047)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(29,282,568)
Futures contracts	189,566

Net change in unrealized appreciation (depreciation)	(29,093,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,986,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,452,603)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,533,446	$942,098
Net realized gain (loss)	(7,893,047)	7,377,741
Net change in unrealized appreciation (depreciation)	(29,093,002)	9,874,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,452,603)	18,194,004

Distributions to shareholders:
Class IB	(2,367,057)	(17,975,929)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,503,713 and 1,161,981 shares, respectively ]	26,510,973	14,307,630
Capital shares issued in reinvestment of dividends and distributions [ 231,799 and 1,513,401 shares, respectively ]	2,367,057	17,975,929
Capital shares repurchased [ (2,098,770) and (734,049) shares, respectively ]	(21,390,016)	(9,059,266)

Total Class IB transactions	7,488,014	23,224,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,488,014	23,224,293

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,331,646)	23,442,368
NET ASSETS:
Beginning of year	242,593,900	219,151,532

End of year	$212,262,254	$242,593,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.87		$11.85		$11.63		$10.83		$11.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.05		0.04		0.13		0.16
Net realized and unrealized gain (loss)	(1.75)		0.92		0.29		1.49		(0.85)

Total from investment operations	(1.68)		0.97		0.33		1.62		(0.69)

Less distributions:
Dividends from net investment income	(0.11)		(0.03)		(0.05)		(0.12)		(0.14)
Distributions from net realized gains	(0.01)		(0.92)		(0.06)		(0.70)		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.12)		(0.95)		(0.11)		(0.82)		(0.15)

Net asset value, end of year	$10.07		$11.87		$11.85		$11.63		$10.83

Total return	(14.22)%		8.27%		2.85%		14.98%		(5.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$212,262		$242,594		$219,152		$207,878		$162,945
Ratio of expenses to average net assets:
After waivers (f)	1.16	%(j)	1.17	%(k)	1.17	%(k)	1.14	%(k)	1.09	%(k)
Before waivers (f)	1.22%		1.21%		1.24%		1.23%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.70%		0.41%		0.39%		1.12%		1.38%
Before waivers (f)	0.63%		0.36%		0.33%		1.03%		1.24%
Portfolio turnover rate^	61%		69%		77%		305%		506%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Franklin Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(10.60)%	11.59%
S&P 500® Index	(18.11)	10.00

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (10.60)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection and underweightings in the Information Technology and Consumer Discretionary sectors contributed to relative performance during the period. A lack of exposure to the Communication Services sector also enhanced relative results.

•	The Portfolio’s relative contributors included Raytheon Technologies Corp., Becton Dickinson and Company, and Honeywell International, Inc.

•

Shares of defense contractor Raytheon Technologies Corp. rallied during the period, buoyed by growing U.S. Department of Defense budgets, as well as additional demand for U.S.-made defense systems to assist Ukraine in its war with Russia. We believe demand for Raytheon’s missile defense systems will continue, though there could be some pressure on its commercial air division if a recessionary environment were to emerge.

•

Medical device manufacturer Becton Dickinson and Company was also a top contributor as the company reported third-quarter 2022 earnings that surpassed consensus expectations. Performance was especially strong in its BD medical division (which accounts for nearly half of the company’s overall revenue). Medication management solutions sales grew year-over-year as hospital census increases in the United States and Europe outweighed flat sales of Alaris infusion pumps under medical necessity allowances in the United States.

•

In the Industrials sector, shares of diversified technology and manufacturing company Honeywell surged late in the reporting period after the company reported upbeat third-quarter earnings and full-year 2022 guidance. Year-over-year sales increases were particularly pronounced in its building technologies and performance materials lines of business.

What hurt performance during the year:

•	In contrast, security selection in the Health Care sector hampered relative returns, as did an underweighting in the Energy sector and a lack of exposure to the Utilities sector.

•	Notable detractors for the period included West Pharmaceutical Services, Inc., Accenture plc and NIKE Inc.

•

Shares of drug packaging and delivery company West Pharmaceutical Services declined during the period as sales in its contract manufacturing business were softer in 2021. The company lowered its full-year 2022 guidance during the year as management noted decreasing demand for COVID-19 related products. We remain constructive on the company, however, given its potential to drive customers to higher-margin services and build out its international presence as emerging markets move toward more stringent pharmaceutical standards.

•

Global information technology services giant Accenture detracted during the period after its shares posted a record high in late 2021. Technology stocks were pressured by concerns over rising interest rates during 2022, and later in the year, foreign exchange headwinds lowered earnings despite strong revenue

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

growth and stable margins. While the market has been concerned with a possible peak in demand for digital transformation consulting as the pandemic ebbs, we are constructive on Accenture’s growth prospects, sales pipeline and cost-control efforts.

•

Sportswear manufacturer NIKE weighed on performance, pressured by supply-chain disruptions and production shortfalls, as well as softer market conditions in China. In June, NIKE lowered its guidance amid margin pressures and uncertainty surrounding China. More recently, the company felt the combined impact of supply-chain issues and sharply rising inflation as inventories surged, driving markdowns that lowered earnings. We continue to believe that NIKE’s strong brand and direct-to-consumer digital strategy will likely help it maintain market share and pricing advantages over an increasingly competitive field.

Portfolio Positioning and Outlook — Franklin Advisers, Inc.

At period end, the Portfolio’s largest sector concentration was Information Technology, followed by Industrials and Health Care.

We continue to believe that a balanced portfolio is best positioned to take advantage of market opportunities going forward. Risks to future economic growth have increased, and we expect that elevated risk levels will likely remain through 2023. We continue to believe that a more cautious stance is warranted as we monitor some key uncertainties and vulnerabilities. While economic trends have remained stable, persistent and broad-based inflation remains a key global issue moving forward. The Federal Reserve faces the difficult challenge of reining in inflation without pushing the economy into a recession. The war in Ukraine, which exacerbated inflationary pressures and added to supply-chain disruptions, continues with no end in sight. There are increasing signs that inflation is weighing on consumers in the United States and elsewhere. While we are keeping a close eye on the impact of these developments — including the possibility of slowing corporate profit growth — and incorporating these risks into our thinking, our primary focus remains the same: We seek quality companies that we believe have attractive positions in their respective markets and can perform well over the long term.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	22.4%
Industrials	20.1
Health Care	19.2
Consumer Discretionary	9.8
Materials	9.6
Consumer Staples	8.7
Financials	3.6
Energy	3.5
Investment Company	1.8
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so,

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,084.40	$4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.42

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Hotels, Restaurants & Leisure (2.5%)
McDonald’s Corp.	22,659	$5,971,326
Starbucks Corp.	15,781	1,565,475

		7,536,801

Multiline Retail (1.8%)
Target Corp.	37,204	5,544,884

Specialty Retail (3.6%)
Lowe’s Cos., Inc.	29,831	5,943,529
Ross Stores, Inc.	42,319	4,911,966

		10,855,495

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	49,348	5,774,210

Total Consumer Discretionary		29,711,390

Consumer Staples (8.7%)
Beverages (2.0%)
PepsiCo, Inc.	33,312	6,018,146

Food & Staples Retailing (1.4%)
Walmart, Inc.	30,559	4,332,961

Food Products (2.4%)
McCormick & Co., Inc. (Non-Voting)	51,765	4,290,801
Mondelez International, Inc., Class A	41,785	2,784,970

		7,075,771

Household Products (2.9%)
Colgate-Palmolive Co.	43,476	3,425,474
Procter & Gamble Co. (The)	35,773	5,421,756

		8,847,230

Total Consumer Staples		26,274,108

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Chevron Corp.	26,945	4,836,358
EOG Resources, Inc.	25,412	3,291,362
Exxon Mobil Corp.	23,332	2,573,520

Total Energy		10,701,240

Financials (3.6%)
Banks (1.4%)
JPMorgan Chase & Co.	30,544	4,095,950

Capital Markets (1.3%)
Nasdaq, Inc.	65,591	4,024,008

Insurance (0.9%)
Erie Indemnity Co., Class A	11,229	2,792,877

Total Financials		10,912,835

Health Care (19.2%)
Biotechnology (1.7%)
AbbVie, Inc.	31,737	5,129,017

Health Care Equipment & Supplies (9.3%)
Abbott Laboratories	55,066	6,045,696
Becton Dickinson and Co.	28,914	7,352,830
Medtronic plc	62,439	4,852,759
Stryker Corp.	40,808	9,977,148

		28,228,433

Health Care Providers & Services (3.4%)
CVS Health Corp.	15,838	1,475,943
UnitedHealth Group, Inc.	16,606	8,804,169

		10,280,112

Life Sciences Tools & Services (1.8%)
Danaher Corp.	4,092	1,086,098
West Pharmaceutical Services, Inc.	18,951	4,460,118

		5,546,216

Pharmaceuticals (3.0%)
Johnson & Johnson	34,163	6,034,894
Pfizer, Inc.	59,207	3,033,767

		9,068,661

Total Health Care		58,252,439

Industrials (20.1%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	19,072	4,731,954
Raytheon Technologies Corp.	84,999	8,578,099

		13,310,053

Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	35,340	6,143,505

Building Products (2.7%)
Carlisle Cos., Inc.	13,321	3,139,094
Johnson Controls International plc	80,201	5,132,864

		8,271,958

Commercial Services & Supplies (1.8%)
Cintas Corp.	12,440	5,618,153

Electrical Equipment (0.8%)
nVent Electric plc	60,087	2,311,547

Industrial Conglomerates (2.6%)
Honeywell International, Inc.	36,633	7,850,452

Machinery (2.3%)
Donaldson Co., Inc.	29,936	1,762,332
Dover Corp.	30,368	4,112,131
Pentair plc	24,050	1,081,769

		6,956,232

Road & Rail (2.2%)
JB Hunt Transport Services, Inc.	14,255	2,485,502
Norfolk Southern Corp.	16,543	4,076,526

		6,562,028

Trading Companies & Distributors (1.3%)
WW Grainger, Inc.	6,842	3,805,862

Total Industrials		60,829,790

Information Technology (22.4%)
IT Services (5.4%)
Accenture plc, Class A	34,205	9,127,262
Visa, Inc., Class A	34,935	7,258,096

		16,385,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (5.4%)
Analog Devices, Inc.	50,914	$8,351,423
Texas Instruments, Inc.	48,796	8,062,075

		16,413,498

Software (11.4%)
Microsoft Corp.	96,789	23,211,938
Roper Technologies, Inc.	26,141	11,295,265

		34,507,203

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.	5,285	686,680

Total Information Technology		67,992,739

Materials (9.6%)
Chemicals (9.6%)
Air Products and Chemicals, Inc.	28,582	8,810,687
Albemarle Corp.	21,524	4,667,695
Ecolab, Inc.	22,323	3,249,336
Linde plc	32,832	10,709,142
Sherwin-Williams Co. (The)	7,700	1,827,441

Total Materials		29,264,301

Total Common Stocks (96.9%) (Cost $217,231,972)		293,938,842

SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	5,261,747	5,264,378

Total Short-Term Investment (1.8%) (Cost $5,263,058)		5,264,378

Total Investments in Securities (98.7%) (Cost $222,495,030)		299,203,220
Other Assets Less Liabilities (1.3%)		4,048,904

Net Assets (100%)		$303,252,124

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,711,390	$—	$—	$29,711,390
Consumer Staples	26,274,108	—	—	26,274,108
Energy	10,701,240	—	—	10,701,240
Financials	10,912,835	—	—	10,912,835
Health Care	58,252,439	—	—	58,252,439
Industrials	60,829,790	—	—	60,829,790
Information Technology	67,992,739	—	—	67,992,739
Materials	29,264,301	—	—	29,264,301
Short-Term Investment
Investment Company	5,264,378	—	—	5,264,378

Total Assets	$299,203,220	$—	$—	$299,203,220

Total Liabilities	$—	$—	$—	$—

Total	$299,203,220	$—	$—	$299,203,220

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,297,056
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,353,169

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,582,273
Aggregate gross unrealized depreciation	(1,881,103)

Net unrealized appreciation	$76,701,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$222,502,050

For the year ended December 31, 2022, the Portfolio incurred approximately $215 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $222,495,030)	$299,203,220
Cash	4,300,000
Dividends, interest and other receivables	278,497
Receivable for Portfolio shares sold	56,844
Receivable for securities sold	22,351
Other assets	2,602

Total assets	303,863,514

LIABILITIES
Payable for Portfolio shares redeemed	342,844
Investment management fees payable	128,498
Distribution fees payable – Class IB	65,445
Administrative fees payable	24,879
Accrued expenses	49,724

Total liabilities	611,390

NET ASSETS	$303,252,124

Net assets were comprised of:
Paid in capital	$226,456,234
Total distributable earnings (loss)	76,795,890

Net assets	$303,252,124

Class IB
Net asset value, offering and redemption price per share, $303,252,124 / 7,455,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.67

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$4,388,810
Interest	53,115
Securities lending (net)	356

Total income	4,442,281

EXPENSES
Investment management fees	1,460,575
Distribution fees – Class IB	608,570
Administrative fees	226,027
Professional fees	61,891
Printing and mailing expenses	17,765
Custodian fees	13,900
Trustees’ fees	7,541
Miscellaneous	3,694

Gross expenses	2,399,963
Less: Waiver from investment manager	(284,895)

Net expenses	2,115,068

NET INVESTMENT INCOME (LOSS)	2,327,213

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,721,523
Net change in unrealized appreciation (depreciation) on investments in securities	(34,676,626)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(30,955,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,627,890)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,327,213	$1,586,933
Net realized gain (loss)	3,721,523	6,414,880
Net change in unrealized appreciation (depreciation)	(34,676,626)	48,503,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,627,890)	56,505,435

Distributions to shareholders:
Class IB	(6,152,666)	(1,611,063)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,341,374 and 548,516 shares, respectively ]	97,555,114	22,545,899
Capital shares issued in reinvestment of dividends and distributions [ 146,984 and 35,358 shares, respectively ]	6,152,666	1,611,063
Capital shares repurchased [ (717,334) and (697,908) shares, respectively ]	(29,571,896)	(28,814,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	74,135,884	(4,657,813)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,355,328	50,236,559
NET ASSETS:
Beginning of year	263,896,796	213,660,237

End of year	$303,252,124	$263,896,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$46.42		$36.85		$31.99		$24.99		$27.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.28		0.31		0.32		0.07
Net realized and unrealized gain (loss)	(5.30)		9.58		4.86		7.11		(2.02)

Total from investment operations	(4.91)		9.86		5.17		7.43		(1.95)

Less distributions:
Dividends from net investment income	(0.31)		(0.29)		(0.31)		(0.33)		(0.08)
Distributions from net realized gains	(0.53)		—		—		(0.10)		—

Total dividends and distributions	(0.84)		(0.29)		(0.31)		(0.43)		(0.08)

Net asset value, end of period	$40.67		$46.42		$36.85		$31.99		$24.99

Total return (b)	(10.60)%		26.76%		16.19%		29.77%		(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,252		$263,897		$213,660		$188,172		$136,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.99%		0.99%		1.01%		1.03%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		0.67%		0.96%		1.10%		1.38	%(l)
Before waivers (a)(f)	0.84%		0.55%		0.83%		0.94%		1.16	%(l)
Portfolio turnover rate^	5%		4%		10%		4%		5	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Franklin Mutual Advisers, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(17.08)%	4.04%	8.30%
Portfolio – Class IB Shares	(17.06)	4.03	8.30
Portfolio – Class K Shares	(16.87)	4.29	8.56
Russell 2000® Value Index	(14.48)	4.13	8.48

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (17.06)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned (14.48)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

TechnipFMC plc, an oilfield equipment and services company, contributed to relative performance, driven by better-than-expected quarterly results, continued strength in offshore order inflow, and visibility on an improving industry order pipeline. Additionally, the board authorized a share buyback program and management reiterated its intention to start quarterly dividends in the second half of 2023.

•

Crescent Point Energy Corp., a Canada-based exploration and production company, boosted relative performance. Multiple factors contributed to the strong performance including a surprise dividend boost, a share buyback announcement, a reduction in debt, a positive free cash flow outlook and an increase in oil prices.

•

McGrath RentCorp, a provider of modular classrooms, offices, and storage containers, outperformed during the period. The outperformance was driven by improving rental rates and the successful integration of recent acquisitions.

What hurt performance during the year:

•

Shares of Knowles Corp., a provider of advanced micro-acoustic, audio processing, and precision device solutions, detracted from results. Lower global demand for consumer electronics, COVID-19 related shutdowns in China, excess inventory in the supply chain, and the shift away from commoditized products led to a drop in capacity utilization. Furthermore, the company recently initiated a restructuring program to decrease its exposure to the commodity MEMS microphone business.

•

Shares of ACI Worldwide, Inc., a provider of software products and solutions that facilitate electronic payments, detracted from results for the period. The company missed recent earnings estimates as it experienced margin pressure in a business segment due to inflation in the average payments made in certain industries. Further, the company recently announced a transition at the chief executive officer role. We remain encouraged by the increased traction in real-time payments and the improved organic revenue growth profile.

•

Great Lakes Dredge & Dock Corp., a U.S. focused dredging company, underperformed due to weaker-than-expected second-quarter results. The company has faced operational challenges throughout 2022 due to COVID-19, supply chain issues, labor costs, weather and dry dock scheduling, leading to a shortfall in meeting full-year 2022 guidance.

•

During the year, the Portfolio reduced its equity exposure for 79 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Portfolio Positioning and Outlook — Franklin Advisory Services, LLC

Despite some areas of the economy slowing, we continue to see resilience in areas such as banks and employment, which are important indicators of economic health. First, banks’ profitability had suffered due to low rates, so rising rates may support earnings

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

even as credit losses pick up. Banks are well capitalized, have responded well to stress tests and are actively lending to their customers. Second, hiring activity remains strong in several areas of the market, potentially reducing the employment effects that typically accompany a recession.

We believe the Federal Reserve (Fed) may continue to cite strength in the labor market and continued high inflation rates as a reason to cool the economy and think a policy reversal in the immediate future, absent a significant change to these factors, is unlikely. In addition to interest rate hikes, a prominent topic of conversation has been the value of many currencies versus the U.S. dollar. We think it is likely the U.S. dollar will slowly drift lower vs other currencies now that central banks such as the European Central Bank (ECB) and Bank of Japan (BOJ) have begun to tighten more aggressively.

The prospect of an impending recession has caused price dispersion in several areas of the market. The valuations of profitable companies are near 20-year lows relative to the valuations of large-cap value stocks as the market attempts to take this risk into account. In addition, this bifurcation exists within several sectors of the small-cap universe and we have used it to find opportunities in industrials and materials companies, for example. We think investing in companies that have seen high amounts of multiple compression versus peers may provide an amplified opportunity for stock price appreciation once sentiment improves.

In the near term, we expect market activity and volatility levels to be influenced by developments around geopolitical events, inflation concerns, supply chain constraints and central bank activity. Regardless of these factors, we remain focused on identifying opportunities to improve the quality of our positions at relatively attractive valuations.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	17.7%
Industrials	17.4
Information Technology	11.3
Consumer Discretionary	9.6
Health Care	8.5
Investment Companies	6.5
Energy	6.3
Materials	6.0
Real Estate	4.7
Consumer Staples	3.4
Utilities	2.0
Repurchase Agreements	1.8
Communication Services	1.0
Cash and Other	3.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,054.90	$5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,054.80	5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,055.90	4.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	796	$25,607
ATN International, Inc.	479	21,704
Bandwidth, Inc., Class A*	1,015	23,294
Charge Enterprises, Inc. (x)*	6,352	7,876
Cogent Communications Holdings, Inc.	1,981	113,076
Consolidated Communications Holdings, Inc.*	3,093	11,073
EchoStar Corp., Class A*	1,567	26,138
Globalstar, Inc. (x)*	30,846	41,025
IDT Corp., Class B*	695	19,578
Iridium Communications, Inc.*	5,663	291,078
Liberty Latin America Ltd., Class A*	1,746	13,147
Liberty Latin America Ltd., Class C*	6,391	48,572
Ooma, Inc.*	1,003	13,661
Radius Global Infrastructure, Inc.*	3,448	40,755

		696,584

Entertainment (0.1%)
Cinemark Holdings, Inc.*	4,841	41,923
IMAX Corp.*	2,144	31,431
Liberty Media Corp.-Liberty Braves, Class A*	480	15,681
Liberty Media Corp.-Liberty Braves, Class C*	1,647	53,083
Lions Gate Entertainment Corp., Class A*	2,552	14,572
Lions Gate Entertainment Corp., Class B*	5,844	31,733
Madison Square Garden Entertainment Corp.*	1,158	52,075
Marcus Corp. (The) (x)	1,042	14,994
Playstudios, Inc. (x)*	3,467	13,452
Reservoir Media, Inc. (x)*	816	4,872
Skillz, Inc. (x)*	13,621	6,899

		280,715

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The) (x)*	475	5,040
Bumble, Inc., Class A*	3,994	84,074
Cargurus, Inc.*	4,830	67,668
Cars.com, Inc.*	3,204	44,119
DHI Group, Inc.*	1,792	9,480
Eventbrite, Inc., Class A*	3,272	19,174
EverQuote, Inc., Class A*	983	14,490
fuboTV, Inc. (x)*	8,207	14,280
Leafly Holdings, Inc. (x)*	196	128
MediaAlpha, Inc., Class A*	995	9,900
Outbrain, Inc. (x)*	1,596	5,778
QuinStreet, Inc.*	2,219	31,843
Shutterstock, Inc.	1,174	61,893
TrueCar, Inc.*	3,824	9,598
Vimeo, Inc.*	6,380	21,883
Vinco Ventures, Inc. (x)*	11,074	5,138
Wejo Group Ltd. (x)*	1,032	496
Yelp, Inc.*	3,144	85,957
Ziff Davis, Inc.*	2,072	163,895
ZipRecruiter, Inc., Class A*	3,192	52,413

		707,247

Media (0.3%)
AdTheorent Holding Co., Inc. (x)*	722	1,199
Advantage Solutions, Inc.*	3,397	7,066
AMC Networks, Inc., Class A (x)*	1,313	20,575
Audacy, Inc. (x)*	6,135	1,381
Boston Omaha Corp., Class A*	977	25,890
Cardlytics, Inc.*	1,525	8,814
Clear Channel Outdoor Holdings, Inc.*	16,289	17,103
Cumulus Media, Inc., Class A*	808	5,018
Daily Journal Corp.*	64	16,033
Entravision Communications Corp., Class A	2,600	12,480
EW Scripps Co. (The), Class A*	2,891	38,132
Gambling.com Group Ltd. (x)*	526	4,813
Gannett Co., Inc. (x)*	6,243	12,673
Gray Television, Inc.	3,594	40,217
iHeartMedia, Inc., Class A*	5,367	32,900
Innovid Corp. (x)*	3,392	5,800
Integral Ad Science Holding Corp.*	1,544	13,572
John Wiley & Sons, Inc., Class A	2,024	81,081
Loyalty Ventures, Inc. (x)*	1,050	2,530
Magnite, Inc.*	6,227	65,944
PubMatic, Inc., Class A*	1,859	23,814
Scholastic Corp.	1,269	50,075
Sinclair Broadcast Group, Inc., Class A	1,830	28,383
Stagwell, Inc.*	3,470	21,549
TechTarget, Inc.*	1,183	52,123
TEGNA, Inc.	10,146	214,994
Thryv Holdings, Inc.*	1,101	20,919
Urban One, Inc.*	540	2,031
Urban One, Inc., Class A*	373	1,697
WideOpenWest, Inc.*	2,459	22,401

		851,207

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	2,166	31,970
KORE Group Holdings, Inc. (x)*	1,438	1,812
Shenandoah Telecommunications Co.	2,416	38,366
Telephone and Data Systems, Inc.	4,454	46,723
United States Cellular Corp.*	792	16,513

		135,384

Total Communication Services		2,671,137

Consumer Discretionary (9.6%)
Auto Components (1.1%)
Adient plc*	48,888	1,695,925
American Axle & Manufacturing Holdings, Inc.*	5,006	39,147
Dana, Inc.	5,990	90,629
Dorman Products, Inc.*	1,160	93,809
Fox Factory Holding Corp.*	1,924	175,527
Gentherm, Inc.*	1,463	95,519
Goodyear Tire & Rubber Co. (The) (x)*	12,796	129,879
Holley, Inc. (x)*	2,154	4,566
LCI Industries	2,575	238,059
Luminar Technologies, Inc. (x)*	11,049	54,693
Modine Manufacturing Co.*	2,226	44,208
Motorcar Parts of America, Inc.*	976	11,575
Patrick Industries, Inc.	1,028	62,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Solid Power, Inc. (x)*	5,834	$14,818
Standard Motor Products, Inc.	821	28,571
Stoneridge, Inc.*	1,153	24,859
Visteon Corp.*	1,258	164,584
XPEL, Inc. (m)*	1,024	61,501

		3,030,166

Automobiles (0.1%)
Canoo, Inc. (x)*	6,476	7,965
Cenntro Electric Group Ltd. (x)*	7,822	3,442
Faraday Future Intelligent Electric, Inc. (x)*	18,264	5,302
Fisker, Inc. (x)*	8,273	60,145
Lordstown Motors Corp. (x)*	7,468	8,514
Mullen Automotive, Inc. (x)*	14,043	4,016
Winnebago Industries, Inc.	1,305	68,774
Workhorse Group, Inc. (x)*	7,389	11,231

		169,389

Distributors (0.0%)†
Funko, Inc., Class A (x)*	1,386	15,121
Weyco Group, Inc.	214	4,528

		19,649

Diversified Consumer Services (0.4%)
2U, Inc.*	3,555	22,290
Adtalem Global Education, Inc.*	2,103	74,657
American Public Education, Inc.*	932	11,454
Beachbody Co., Inc. (The) (x)*	4,360	2,293
Carriage Services, Inc.	643	17,708
Chegg, Inc.*	5,626	142,169
Coursera, Inc.*	5,057	59,824
Duolingo, Inc.*	1,100	78,243
European Wax Center, Inc., Class A (x)	1,085	13,508
Frontdoor, Inc.*	3,864	80,371
Graham Holdings Co., Class B	169	102,112
Laureate Education, Inc., Class A	5,991	57,633
Nerdy, Inc. (x)*	2,299	5,173
OneSpaWorld Holdings Ltd.*	2,974	27,748
Perdoceo Education Corp.*	2,988	41,533
Rover Group, Inc. (x)*	4,040	14,827
Strategic Education, Inc.	994	77,850
Stride, Inc.*	1,777	55,585
Udemy, Inc.*	3,235	34,129
Universal Technical Institute, Inc.*	1,369	9,200
Vivint Smart Home, Inc.*	4,577	54,466
WW International, Inc.*	2,500	9,650

		992,423

Hotels, Restaurants & Leisure (3.8%)
Accel Entertainment, Inc.*	2,444	18,819
Bally’s Corp. (x)*	1,637	31,725
Biglari Holdings, Inc., Class B*	42	5,830
BJ’s Restaurants, Inc.*	1,033	27,251
Bloomin’ Brands, Inc.	4,101	82,512
Bluegreen Vacations Holding Corp.	312	7,788
Bowlero Corp. (x)*	1,694	22,835
Boyd Gaming Corp.	9,928	541,374
Brinker International, Inc.*	88,394	2,820,653
Century Casinos, Inc.*	1,112	7,817
Cheesecake Factory, Inc. (The) (x)	2,122	67,289
Chuy’s Holdings, Inc.*	784	22,187
Cracker Barrel Old Country Store, Inc.	1,028	97,393
Dalata Hotel Group plc*	232,503	813,847
Dave & Buster’s Entertainment, Inc.*	1,880	66,627
Denny’s Corp.*	90,211	830,843
Dine Brands Global, Inc.	644	41,602
El Pollo Loco Holdings, Inc.	991	9,870
Everi Holdings, Inc.*	3,791	54,401
F45 Training Holdings, Inc. (x)*	1,521	4,335
First Watch Restaurant Group, Inc.*	528	7,144
Full House Resorts, Inc.*	1,439	10,821
Golden Entertainment, Inc.*	881	32,949
Hilton Grand Vacations, Inc.*	22,440	864,838
Inspirato, Inc.*	462	550
Inspired Entertainment, Inc.*	947	11,998
International Game Technology plc	4,513	102,355
Jack in the Box, Inc.	32,255	2,200,759
Krispy Kreme, Inc. (x)	3,222	33,251
Kura Sushi USA, Inc., Class A (x)*	202	9,631
Life Time Group Holdings, Inc. (x)*	1,872	22,389
Light & Wonder, Inc.*	4,299	251,921
Lindblad Expeditions Holdings, Inc. (x)*	1,458	11,227
Monarch Casino & Resort, Inc.*	626	48,133
NEOGAMES SA*	881	10,739
Noodles & Co., Class A*	2,115	11,611
ONE Group Hospitality, Inc. (The)*	1,016	6,401
Papa John’s International, Inc.	1,488	122,477
Portillo’s, Inc., Class A (x)*	1,365	22,277
RCI Hospitality Holdings, Inc.	377	35,133
Red Rock Resorts, Inc., Class A	2,340	93,623
Rush Street Interactive, Inc.*	2,295	8,239
Ruth’s Hospitality Group, Inc.	1,383	21,409
SeaWorld Entertainment, Inc.*	1,740	93,107
Shake Shack, Inc., Class A*	1,642	68,192
Sonder Holdings, Inc. (x)*	8,429	10,452
Sweetgreen, Inc., Class A (x)*	3,915	33,552
Target Hospitality Corp.*	1,297	19,637
Texas Roadhouse, Inc.	3,024	275,033
Vacasa, Inc., Class A (x)*	5,071	6,389
Wingstop, Inc.	1,357	186,750
Xponential Fitness, Inc., Class A*	845	19,376

		10,227,361

Household Durables (1.3%)
Aterian, Inc. (x)*	3,000	2,311
Beazer Homes USA, Inc.*	1,535	19,587
Cavco Industries, Inc.*	412	93,215
Century Communities, Inc. (x)	9,320	466,093
Dream Finders Homes, Inc., Class A (x)*	934	8,088
Ethan Allen Interiors, Inc.	991	26,182
GoPro, Inc., Class A*	5,715	28,461
Green Brick Partners, Inc. (x)*	1,143	27,695
Helen of Troy Ltd.*	1,100	122,001
Hovnanian Enterprises, Inc., Class A*	283	11,909
Installed Building Products, Inc.	1,096	93,817
iRobot Corp. (x)*	1,175	56,553
KB Home	3,384	107,780
Landsea Homes Corp.*	515	2,683
La-Z-Boy, Inc.	2,185	49,862
Legacy Housing Corp.*	382	7,243
LGI Homes, Inc.*	898	83,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.	653	$4,956
Lovesac Co. (The)*	610	13,426
M.D.C. Holdings, Inc.	2,559	80,864
M/I Homes, Inc.*	14,728	680,139
Meritage Homes Corp.*	7,418	683,940
Purple Innovation, Inc. (x)*	2,560	12,262
Skyline Champion Corp.*	2,429	125,118
Snap One Holdings Corp. (x)*	712	5,276
Sonos, Inc.*	5,872	99,237
Taylor Morrison Home Corp., Class A*	17,308	525,298
Traeger, Inc.*	1,512	4,264
Tri Pointe Homes, Inc.*	4,417	82,112
Tupperware Brands Corp.*	1,938	8,023
Universal Electronics, Inc.*	578	12,028
Vizio Holding Corp., Class A (x)*	2,993	22,178
Vuzix Corp. (x)*	2,706	9,850
Weber, Inc., Class A (x)	1,014	8,163

		3,583,769

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,217	11,635
1stdibs.com, Inc.*	971	4,933
aka Brands Holding Corp. (x)*	703	893
BARK, Inc. (x)*	5,208	7,760
Boxed, Inc. (x)*	520	101
CarParts.com, Inc.*	2,390	14,961
ContextLogic, Inc., Class A (x)*	25,365	12,371
Duluth Holdings, Inc., Class B (x)*	496	3,065
Groupon, Inc. (x)*	1,130	9,695
Lands’ End, Inc.*	640	4,858
Liquidity Services, Inc.*	1,108	15,578
Lulu’s Fashion Lounge Holdings, Inc. (x)*	796	1,998
Overstock.com, Inc.*	1,915	37,074
PetMed Express, Inc. (x)	884	15,647
Porch Group, Inc. (x)*	3,710	6,975
Poshmark, Inc., Class A*	2,035	36,386
Quotient Technology, Inc.*	3,966	13,603
Qurate Retail, Inc.*	15,606	25,438
RealReal, Inc. (The) (x)*	3,788	4,735
Rent the Runway, Inc., Class A (x)*	2,344	7,149
Revolve Group, Inc. (x)*	1,788	39,801
RumbleON, Inc., Class B (x)*	447	2,892
Stitch Fix, Inc., Class A*	3,918	12,185
ThredUp, Inc., Class A (x)*	2,599	3,405
Vivid Seats, Inc., Class A (x)*	1,085	7,921
Xometry, Inc., Class A (x)*	1,667	53,727

		354,786

Leisure Products (0.4%)
Acushnet Holdings Corp.	1,458	61,907
AMMO, Inc. (x)*	4,554	7,878
Brunswick Corp.	9,997	720,584
Clarus Corp.	1,149	9,008
Johnson Outdoors, Inc., Class A	186	12,298
Latham Group, Inc.*	2,052	6,608
Malibu Boats, Inc., Class A*	891	47,490
Marine Products Corp.	412	4,849
MasterCraft Boat Holdings, Inc.*	770	19,920
Smith & Wesson Brands, Inc.	1,902	16,509
Solo Brands, Inc., Class A (x)*	564	2,098
Sturm Ruger & Co., Inc.	745	37,712
Topgolf Callaway Brands Corp.*	6,437	127,131
Vista Outdoor, Inc.*	2,673	65,141

		1,139,133

Multiline Retail (0.1%)
Big Lots, Inc.	1,206	17,728
Dillard’s, Inc., Class A (x)	174	56,237
Franchise Group, Inc. (x)	1,141	27,179

		101,144

Specialty Retail (1.4%)
Aaron’s Co., Inc. (The)	1,327	15,858
Abercrombie & Fitch Co., Class A*	2,361	54,090
Academy Sports & Outdoors, Inc.	3,503	184,048
American Eagle Outfitters, Inc.	7,093	99,018
America’s Car-Mart, Inc.*	252	18,210
Arko Corp. (x)	3,652	31,626
Asbury Automotive Group, Inc.*	1,006	180,325
Bed Bath & Beyond, Inc. (x)*	3,507	8,803
Big 5 Sporting Goods Corp. (x)	908	8,018
Boot Barn Holdings, Inc.*	1,292	80,776
Buckle, Inc. (The)	1,322	59,953
Build-A-Bear Workshop, Inc.*	608	14,495
Caleres, Inc.	1,574	35,069
Camping World Holdings, Inc., Class A (x)	1,716	38,301
Cato Corp. (The), Class A	881	8,220
Chico’s FAS, Inc.*	5,361	26,376
Children’s Place, Inc. (The)*	31,777	1,157,318
Citi Trends, Inc.*	374	9,904
Conn’s, Inc.*	516	3,550
Container Store Group, Inc. (The)*	1,421	6,124
Designer Brands, Inc., Class A	2,215	21,663
Destination XL Group, Inc.*	2,531	17,084
EVgo, Inc. (x)*	3,012	13,464
Express, Inc. (x)*	2,752	2,807
Foot Locker, Inc.	3,678	138,992
Genesco, Inc.*	552	25,403
Group 1 Automotive, Inc.	1,493	269,292
GrowGeneration Corp. (x)*	2,513	9,851
Guess?, Inc. (x)	1,440	29,794
Haverty Furniture Cos., Inc.	665	19,883
Hibbett, Inc.	555	37,862
JOANN, Inc. (x)	603	1,719
LL Flooring Holdings, Inc.*	1,373	7,716
MarineMax, Inc.*	926	28,910
Monro, Inc.	1,481	66,941
Murphy USA, Inc.	946	264,445
National Vision Holdings, Inc.*	3,578	138,683
ODP Corp. (The)*	1,866	84,978
OneWater Marine, Inc., Class A*	475	13,585
Party City Holdco, Inc. (x)*	5,024	1,836
Rent-A-Center, Inc.	2,408	54,300
Sally Beauty Holdings, Inc.*	5,094	63,777
Shoe Carnival, Inc.	755	18,052
Signet Jewelers Ltd.	2,084	141,712
Sleep Number Corp.*	952	24,733
Sonic Automotive, Inc., Class A	787	38,775
Sportsman’s Warehouse Holdings, Inc.*	1,686	15,865
Tile Shop Holdings, Inc.*	1,422	6,228
Tilly’s, Inc., Class A*	1,147	10,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Torrid Holdings, Inc. (x)*	883	$2,614
TravelCenters of America, Inc.*	568	25,435
Urban Outfitters, Inc.*	2,800	66,780
Volta, Inc. (x)*	5,335	1,896
Warby Parker, Inc., Class A (x)*	3,654	49,292
Winmark Corp.	122	28,771
Zumiez, Inc. (x)*	671	14,588

		3,798,188

Textiles, Apparel & Luxury Goods (0.9%)
Allbirds, Inc., Class A (x)*	4,145	10,031
Carter’s, Inc.	20,470	1,527,267
Crocs, Inc.*	2,756	298,833
Ermenegildo Zegna NV (x)	2,622	27,452
Fossil Group, Inc.*	2,371	10,219
G-III Apparel Group Ltd.*	1,882	25,802
Kontoor Brands, Inc.	2,432	97,256
Movado Group, Inc.	676	21,801
Oxford Industries, Inc.	672	62,617
PLBY Group, Inc. (x)*	2,799	7,697
Rocky Brands, Inc.	317	7,487
Steven Madden Ltd.	3,600	115,056
Superior Group of Cos., Inc.	360	3,622
Unifi, Inc.*	649	5,588
Wolverine World Wide, Inc.	3,548	38,780

		2,259,508

Total Consumer Discretionary		25,675,516

Consumer Staples (3.4%)
Beverages (0.2%)
Celsius Holdings, Inc.*	2,510	261,140
Coca-Cola Consolidated, Inc.	216	110,670
Duckhorn Portfolio, Inc. (The) (x)*	2,025	33,554
MGP Ingredients, Inc.	621	66,062
National Beverage Corp.*	1,120	52,114
Primo Water Corp.	6,998	108,749
Vintage Wine Estates, Inc. (x)*	1,396	4,551
Vita Coco Co., Inc. (The)*	1,221	16,874

		653,714

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,402	49,056
Chefs’ Warehouse, Inc. (The)*	1,493	49,687
Fresh Market, Inc. (The) (r)*	2,815	—
HF Foods Group, Inc.*	1,470	5,968
Ingles Markets, Inc., Class A	675	65,110
Natural Grocers by Vitamin Cottage, Inc.	543	4,963
PriceSmart, Inc.	1,086	66,007
Rite Aid Corp.*	2,508	8,377
SpartanNash Co.	1,549	46,842
Sprouts Farmers Market, Inc.*	4,788	154,988
United Natural Foods, Inc.*	2,671	103,394
Village Super Market, Inc., Class A	443	10,317
Weis Markets, Inc.	782	64,351

		629,060

Food Products (2.5%)
Alico, Inc.	217	5,180
AppHarvest, Inc. (x)*	3,533	2,005
B&G Foods, Inc. (x)	3,445	38,412
Benson Hill, Inc. (x)*	7,647	19,500
Beyond Meat, Inc. (x)*	2,750	33,852
BRC, Inc., Class A (x)*	1,118	6,831
Calavo Growers, Inc.	802	23,579
Cal-Maine Foods, Inc.	1,686	91,803
Fresh Del Monte Produce, Inc.	1,336	34,990
Glanbia plc (London Stock Exchange)	31,500	391,985
Glanbia plc (Turquoise Stock Exchange)	257,020	3,279,515
Hain Celestial Group, Inc. (The)*	3,922	63,458
Hostess Brands, Inc.*	6,061	136,009
J & J Snack Foods Corp.	695	104,048
John B Sanfilippo & Son, Inc.	363	29,519
Lancaster Colony Corp.	879	173,427
Lifecore Biomedical, Inc.*	1,144	7,413
Local Bounti Corp. (x)*	4,110	5,713
Maple Leaf Foods, Inc. (x)	91,137	1,645,716
Mission Produce, Inc.*	1,860	21,613
Seneca Foods Corp., Class A*	231	14,079
Simply Good Foods Co. (The)*	4,022	152,957
Sovos Brands, Inc.*	1,675	24,070
SunOpta, Inc.*	4,326	36,511
Tattooed Chef, Inc. (x)*	2,432	2,991
Tootsie Roll Industries, Inc.	641	27,287
TreeHouse Foods, Inc.*	2,336	115,352
Utz Brands, Inc.	3,145	49,880
Vital Farms, Inc.*	1,351	20,157
Whole Earth Brands, Inc.*	1,577	6,418

		6,564,270

Household Products (0.1%)
Central Garden & Pet Co.*	411	15,392
Central Garden & Pet Co., Class A*	1,950	69,810
Energizer Holdings, Inc.	2,919	97,932
WD-40 Co.	607	97,855

		280,989

Personal Products (0.3%)
Beauty Health Co. (The) (x)*	4,674	42,533
BellRing Brands, Inc.*	5,977	153,250
e.l.f. Beauty, Inc.*	2,158	119,337
Edgewell Personal Care Co.	2,293	88,372
Herbalife Nutrition Ltd.*	4,644	69,103
Honest Co., Inc. (The)*	2,860	8,609
Inter Parfums, Inc.	798	77,023
Medifast, Inc.	519	59,867
Nature’s Sunshine Products, Inc.*	420	3,494
Nu Skin Enterprises, Inc., Class A	2,281	96,167
Thorne HealthTech, Inc.*	322	1,169
USANA Health Sciences, Inc.*	499	26,547
Veru, Inc. (x)*	2,895	15,286

		760,757

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	7,852	7,228
Turning Point Brands, Inc.	637	13,778
Universal Corp.	1,153	60,890
Vector Group Ltd.	6,294	74,647

		156,543

Total Consumer Staples		9,045,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Energy (6.3%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	5,927	$53,224
Borr Drilling Ltd.*	8,779	43,632
Bristow Group, Inc.*	1,023	27,754
Cactus, Inc., Class A	2,696	135,501
ChampionX Corp.	9,115	264,244
Diamond Offshore Drilling, Inc.*	4,527	47,081
DMC Global, Inc.*	848	16,485
Dril-Quip, Inc.*	1,476	40,103
Expro Group Holdings NV*	3,394	61,533
Helix Energy Solutions Group, Inc.*	7,062	52,118
Helmerich & Payne, Inc.	4,683	232,136
Hunting plc	274,210	1,103,916
Liberty Energy, Inc., Class A	6,415	102,704
Nabors Industries Ltd.*	397	61,483
National Energy Services Reunited Corp.*	1,670	11,590
Newpark Resources, Inc.*	4,586	19,032
NexTier Oilfield Solutions, Inc.*	7,780	71,887
Noble Corp. plc*	3,837	144,693
Oceaneering International, Inc.*	4,724	82,623
Oil States International, Inc.*	2,883	21,507
Patterson-UTI Energy, Inc.	9,706	163,449
ProFrac Holding Corp., Class A (x)*	1,025	25,830
ProPetro Holding Corp.*	4,304	44,632
RPC, Inc.	3,106	27,612
Select Energy Services, Inc., Class A	3,057	28,247
Solaris Oilfield Infrastructure, Inc., Class A	1,417	14,071
TechnipFMC plc*	184,656	2,250,957
TETRA Technologies, Inc.*	5,358	18,539
Tidewater, Inc.*	2,039	75,137
US Silica Holdings, Inc.*	3,245	40,562
Valaris Ltd.*	2,755	186,293
Weatherford International plc*	3,206	163,250

		5,631,825

Oil, Gas & Consumable Fuels (4.2%)
Aemetis, Inc. (x)*	1,207	4,780
Alto Ingredients, Inc.*	3,719	10,711
Amplify Energy Corp.*	1,561	13,721
Arch Resources, Inc.	685	97,811
Ardmore Shipping Corp.*	1,943	27,999
Battalion Oil Corp.*	113	1,097
Berry Corp.	3,335	26,680
California Resources Corp.	3,358	146,107
Callon Petroleum Co.*	2,191	81,264
Centrus Energy Corp., Class A*	491	15,948
Chord Energy Corp.	1,878	256,929
Civitas Resources, Inc.	3,351	194,123
Clean Energy Fuels Corp.*	8,292	43,118
CNX Resources Corp.*	8,114	136,640
Comstock Resources, Inc. (x)	4,117	56,444
CONSOL Energy, Inc.	1,575	102,375
Crescent Energy Co., Class A (x)	1,618	19,400
Crescent Point Energy Corp.	529,155	3,775,212
CVR Energy, Inc.	1,464	45,882
Delek US Holdings, Inc.	3,250	87,750
Denbury, Inc.*	2,265	197,100
DHT Holdings, Inc.	6,175	54,834
Dorian LPG Ltd.	1,239	23,479
Earthstone Energy, Inc., Class A (x)*	1,945	27,677
Empire Petroleum Corp. (x)*	321	3,948
Energy Fuels, Inc. (x)*	6,894	42,812
Equitrans Midstream Corp.	18,744	125,585
Excelerate Energy, Inc., Class A	977	24,474
FLEX LNG Ltd.	1,248	40,797
Frontline Ltd. (x)	5,754	69,854
Gevo, Inc. (x)*	11,105	21,100
Golar LNG Ltd.*	4,420	100,732
Green Plains, Inc.*	92,551	2,822,805
Gulfport Energy Corp.*	500	36,820
HighPeak Energy, Inc. (x)	251	5,740
International Seaways, Inc.	2,269	83,998
Kinetik Holdings, Inc. (x)	761	25,174
Kosmos Energy Ltd.*	20,633	131,226
Laredo Petroleum, Inc. (x)*	726	37,331
Magnolia Oil & Gas Corp., Class A	7,924	185,818
Matador Resources Co.	5,116	292,840
Murphy Oil Corp.	6,698	288,081
NACCO Industries, Inc., Class A	181	6,878
NextDecade Corp. (x)*	1,444	7,133
Nordic American Tankers Ltd.	8,979	27,476
Northern Oil and Gas, Inc. (x)	3,050	94,001
Par Pacific Holdings, Inc.*	2,387	55,498
PBF Energy, Inc., Class A	4,459	181,838
Peabody Energy Corp.*	5,330	140,819
Permian Resources Corp.	9,667	90,870
Ranger Oil Corp.	840	33,961
REX American Resources Corp.*	694	22,111
Riley Exploration Permian, Inc.	507	14,921
Ring Energy, Inc. (x)*	3,862	9,501
SandRidge Energy, Inc.*	1,082	18,426
Scorpio Tankers, Inc.	2,148	115,498
SFL Corp. Ltd.	5,116	47,170
SilverBow Resources, Inc. (x)*	523	14,790
Sitio Royalties Corp. (x)	3,290	94,914
SM Energy Co.	5,525	192,436
Talos Energy, Inc.*	2,974	56,149
Teekay Corp.*	3,020	13,711
Teekay Tankers Ltd., Class A*	1,124	34,630
Tellurian, Inc. (x)*	22,991	38,625
Uranium Energy Corp. (x)*	16,166	62,724
Ur-Energy, Inc.*	9,410	10,821
VAALCO Energy, Inc. (x)	4,734	21,587
Vertex Energy, Inc. (x)*	2,455	15,221
W&T Offshore, Inc.*	5,010	27,956
World Fuel Services Corp.	2,685	73,381

		11,309,262

Total Energy		16,941,087

Financials (17.7%)
Banks (10.6%)
1st Source Corp.	699	37,110
ACNB Corp.	300	11,943
Amalgamated Financial Corp.	717	16,520
Amerant Bancorp, Inc.	1,412	37,898
American National Bankshares, Inc.	454	16,766
Ameris Bancorp	2,898	136,612
Arrow Financial Corp.	620	21,018
Associated Banc-Corp.	6,866	158,536
Atlantic Union Bankshares Corp.	76,202	2,677,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Banc of California, Inc.	2,360	$37,595
BancFirst Corp.	858	75,658
Bancorp, Inc. (The)*	2,390	67,828
Bank First Corp. (x)	393	36,478
Bank of Marin Bancorp	847	27,849
Bank of NT Butterfield & Son Ltd. (The)	2,165	64,539
BankUnited, Inc.	3,408	115,770
Bankwell Financial Group, Inc.	361	10,624
Banner Corp.	1,497	94,610
Bar Harbor Bankshares	647	20,730
BayCom Corp.	490	9,300
BCB Bancorp, Inc.	549	9,876
Berkshire Hills Bancorp, Inc.	1,901	56,840
Blue Ridge Bankshares, Inc.	902	11,266
Brookline Bancorp, Inc.	3,341	47,275
Business First Bancshares, Inc.	1,374	30,420
Byline Bancorp, Inc.	1,076	24,716
Cadence Bank	8,023	197,847
Cambridge Bancorp	294	24,420
Camden National Corp.	24,261	1,011,441
Capital Bancorp, Inc.	398	9,369
Capital City Bank Group, Inc.	592	19,240
Capstar Financial Holdings, Inc.	1,086	19,179
Carter Bankshares, Inc.*	1,137	18,863
Cathay General Bancorp	3,355	136,850
Central Pacific Financial Corp.	1,189	24,113
Citizens & Northern Corp.	660	15,088
City Holding Co.	589	54,830
Civista Bancshares, Inc.	703	15,473
CNB Financial Corp.	1,166	27,739
Coastal Financial Corp.*	492	23,380
Colony Bankcorp, Inc.	628	7,969
Columbia Banking System, Inc.	112,355	3,385,256
Community Bank System, Inc.	2,360	148,562
Community Trust Bancorp, Inc.	799	36,698
ConnectOne Bancorp, Inc.	1,641	39,729
CrossFirst Bankshares, Inc.*	2,286	28,369
Customers Bancorp, Inc.*	1,336	37,862
CVB Financial Corp.	5,838	150,328
Dime Community Bancshares, Inc. (x)	1,432	45,581
Eagle Bancorp, Inc.	1,373	60,508
Eastern Bankshares, Inc.	7,119	122,803
Enterprise Bancorp, Inc.	461	16,273
Enterprise Financial Services Corp.	1,725	84,456
Equity Bancshares, Inc., Class A	651	21,268
Esquire Financial Holdings, Inc.	384	16,612
Farmers & Merchants Bancorp, Inc.	504	13,699
Farmers National Banc Corp.	1,404	19,824
FB Financial Corp.	1,791	64,727
Financial Institutions, Inc.	674	16,419
First Bancorp (Nasdaq Stock Exchange)	9,533	408,394
First Bancorp (Quotrix Stock Exchange)	7,977	101,467
First Bancorp, Inc. (The)	426	12,754
First Bancshares, Inc. (The)	971	31,082
First Bank	634	8,724
First Busey Corp.	2,582	63,827
First Business Financial Services, Inc.	442	16,155
First Commonwealth Financial Corp.	4,038	56,411
First Community Bankshares, Inc.	691	23,425
First Financial Bancorp	4,087	99,028
First Financial Bankshares, Inc.	5,894	202,754
First Financial Corp.	637	29,353
First Foundation, Inc.	2,239	32,085
First Guaranty Bancshares, Inc. (x)	240	5,628
First Internet Bancorp	337	8,182
First Interstate BancSystem, Inc., Class A	80,234	3,101,044
First Merchants Corp.	2,640	108,530
First Mid Bancshares, Inc.	826	26,498
First of Long Island Corp. (The)	24,776	445,968
First Western Financial, Inc.*	305	8,586
Five Star Bancorp	600	16,344
Flushing Financial Corp.	1,245	24,128
Fulton Financial Corp.	7,539	126,881
FVCBankcorp, Inc.*	439	8,372
German American Bancorp, Inc.	26,308	981,288
Glacier Bancorp, Inc.	5,049	249,522
Great Southern Bancorp, Inc.	408	24,272
Guaranty Bancshares, Inc.	317	10,981
Hancock Whitney Corp.	3,900	188,721
Hanmi Financial Corp.	1,363	33,734
HarborOne Bancorp, Inc.	1,916	26,632
HBT Financial, Inc.	612	11,977
Heartland Financial USA, Inc.	2,019	94,126
Heritage Commerce Corp.	2,572	33,436
Heritage Financial Corp.	1,554	47,615
Hilltop Holdings, Inc.	2,217	66,532
Home BancShares, Inc.	8,626	196,587
HomeStreet, Inc.	815	22,478
HomeTrust Bancshares, Inc.	760	18,369
Hope Bancorp, Inc.	5,214	66,791
Horizon Bancorp, Inc.	2,075	31,291
Independent Bank Corp.	881	21,074
Independent Bank Corp./MA	2,031	171,477
Independent Bank Group, Inc.	1,567	94,145
International Bancshares Corp.	2,476	113,302
John Marshall Bancorp, Inc.	449	12,922
Lakeland Bancorp, Inc.	3,256	57,338
Lakeland Financial Corp.	1,082	78,954
Live Oak Bancshares, Inc.	1,609	48,592
Macatawa Bank Corp.	1,333	14,703
Mercantile Bank Corp.	674	22,566
Metrocity Bankshares, Inc.	817	17,672
Metropolitan Bank Holding Corp.*	475	27,868
Mid Penn Bancorp, Inc.	683	20,470
Midland States Bancorp, Inc.	927	24,677
MidWestOne Financial Group, Inc.	681	21,622
MVB Financial Corp.	435	9,579
National Bank Holdings Corp., Class A	1,239	52,125
NBT Bancorp, Inc.	1,869	81,152
Nicolet Bankshares, Inc.*	531	42,368
Northeast Bank	264	11,114
Northwest Bancshares, Inc.	5,320	74,374
OceanFirst Financial Corp.	2,987	63,474
OFG Bancorp	2,040	56,222
Old National Bancorp	13,252	238,271
Old Second Bancorp, Inc.	1,855	29,754
Origin Bancorp, Inc.	1,210	44,407
Orrstown Financial Services, Inc.	498	11,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pacific Premier Bancorp, Inc.	4,143	$130,753
Park National Corp.	628	88,391
Parke Bancorp, Inc.	354	7,342
Pathward Financial, Inc.	1,257	54,114
PCB Bancorp	419	7,412
PCSB Financial Corp.	442	8,416
Peapack-Gladstone Financial Corp.	773	28,771
Peoples Bancorp, Inc.	38,897	1,098,840
Peoples Financial Services Corp.	336	17,418
Preferred Bank	517	38,579
Premier Financial Corp.	1,881	50,731
Primis Financial Corp.	828	9,812
Professional Holding Corp., Class A*	687	19,057
QCR Holdings, Inc.	790	39,216
RBB Bancorp	640	13,344
Red River Bancshares, Inc.	191	9,752
Renasant Corp.	2,317	87,096
Republic Bancorp, Inc., Class A	381	15,591
Republic First Bancorp, Inc.*	2,438	5,242
S&T Bancorp, Inc.	1,700	58,106
Sandy Spring Bancorp, Inc.	2,101	74,018
Seacoast Banking Corp. of Florida	2,627	81,936
ServisFirst Bancshares, Inc.	2,197	151,395
Shore Bancshares, Inc.	929	16,192
Sierra Bancorp	601	12,765
Silvergate Capital Corp., Class A*	1,425	24,795
Simmons First National Corp., Class A	5,324	114,892
SmartFinancial, Inc.	712	19,580
South Plains Financial, Inc.	428	11,783
Southern First Bancshares, Inc.*	332	15,189
Southside Bancshares, Inc.	1,398	50,314
SouthState Corp.	45,507	3,474,915
Stellar Bancorp, Inc.	1,962	57,801
Stock Yards Bancorp, Inc.	1,316	85,514
Summit Financial Group, Inc.	487	12,121
Texas Capital Bancshares, Inc.*	2,291	138,170
Third Coast Bancshares, Inc. (x)*	538	9,915
Tompkins Financial Corp.	610	47,324
Towne Bank	3,147	97,053
TriCo Bancshares	28,152	1,435,470
Triumph Financial, Inc.*	1,023	49,994
Trustmark Corp.	2,709	94,571
UMB Financial Corp.	2,009	167,792
United Bankshares, Inc.	5,908	239,215
United Community Banks, Inc.	4,655	157,339
Unity Bancorp, Inc.	433	11,834
Univest Financial Corp.	1,590	41,547
USCB Financial Holdings, Inc.*	400	4,880
Valley National Bancorp	19,825	224,221
Veritex Holdings, Inc.	2,280	64,022
Washington Federal, Inc.	2,990	100,314
Washington Trust Bancorp, Inc.	24,106	1,137,321
WesBanco, Inc.	2,509	92,783
West Bancorp, Inc.	709	18,115
Westamerica Bancorp	1,098	64,793

		28,489,884

Capital Markets (0.6%)
Artisan Partners Asset Management, Inc., Class A	2,631	78,141
AssetMark Financial Holdings, Inc.*	943	21,689
Associated Capital Group, Inc., Class A	81	3,401
B Riley Financial, Inc.	1,040	35,568
Bakkt Holdings, Inc. (x)*	2,626	3,125
BGC Partners, Inc., Class A	13,804	52,041
Blucora, Inc.*	2,085	53,230
Brightsphere Investment Group, Inc.	1,415	29,121
Cohen & Steers, Inc.	1,112	71,791
Cowen, Inc., Class A	1,178	45,494
Diamond Hill Investment Group, Inc.	126	23,312
Donnelley Financial Solutions, Inc.*	1,155	44,641
Federated Hermes, Inc., Class B	3,738	135,727
Focus Financial Partners, Inc., Class A*	2,740	102,120
GCM Grosvenor, Inc., Class A (x)	1,800	13,698
Hamilton Lane, Inc., Class A	1,655	105,721
Houlihan Lokey, Inc.	2,273	198,115
MarketWise, Inc. (x)*	766	1,287
Moelis & Co., Class A	2,963	113,690
Open Lending Corp., Class A*	4,629	31,246
Oppenheimer Holdings, Inc., Class A	345	14,604
Perella Weinberg Partners (x)	1,617	15,846
Piper Sandler Cos.	804	104,673
PJT Partners, Inc., Class A	1,047	77,153
Sculptor Capital Management, Inc.	1,211	10,487
Silvercrest Asset Management Group, Inc., Class A	360	6,757
StepStone Group, Inc., Class A	2,571	64,738
StoneX Group, Inc.*	762	72,618
Value Line, Inc.	34	1,730
Victory Capital Holdings, Inc., Class A	708	18,996
Virtus Investment Partners, Inc.	334	63,941
WisdomTree, Inc.	5,997	32,684

		1,647,385

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	220	5,764
Bread Financial Holdings, Inc.	5,711	215,076
Consumer Portfolio Services, Inc. (x)*	337	2,983
Curo Group Holdings Corp. (x)	1,035	3,674
Encore Capital Group, Inc.*	1,014	48,611
Enova International, Inc.*	1,480	56,788
EZCORP, Inc., Class A*	2,172	17,702
FirstCash Holdings, Inc.	1,705	148,182
Green Dot Corp., Class A*	2,059	32,573
LendingClub Corp.*	4,624	40,691
LendingTree, Inc.*	474	10,110
Moneylion, Inc. (x)*	6,534	4,051
Navient Corp.	4,663	76,706
Nelnet, Inc., Class A	631	57,263
NerdWallet, Inc., Class A (x)*	1,108	10,637
Oportun Financial Corp.*	941	5,185
OppFi, Inc. (x)*	606	1,242
PRA Group, Inc.*	1,687	56,987
PROG Holdings, Inc.*	2,220	37,496
Regional Management Corp.	354	9,940
Sunlight Financial Holdings, Inc. (x)*	1,467	1,893
World Acceptance Corp.*	172	11,342

		854,896

Diversified Financial Services (0.1%)
Alerus Financial Corp.	722	16,859
A-Mark Precious Metals, Inc.	898	31,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	$19,327
Cannae Holdings, Inc.*	3,334	68,847
Compass Diversified Holdings	2,960	53,961
Jackson Financial, Inc., Class A	3,423	119,086
SWK Holdings Corp. (x)*	160	2,822

		312,089

Insurance (4.1%)
Ambac Financial Group, Inc.*	1,953	34,060
American Equity Investment Life Holding Co.	3,228	147,261
AMERISAFE, Inc.	924	48,020
Argo Group International Holdings Ltd.	1,444	37,327
Bright Health Group, Inc. (x)*	8,828	5,737
BRP Group, Inc., Class A*	2,808	70,593
CNO Financial Group, Inc.	72,737	1,662,040
Crawford & Co., Class A	1,133	6,299
Donegal Group, Inc., Class A	520	7,384
eHealth, Inc.*	1,302	6,302
Employers Holdings, Inc.	1,190	51,325
Enstar Group Ltd.*	515	118,986
Genworth Financial, Inc., Class A*	21,668	114,624
Goosehead Insurance, Inc., Class A*	846	29,052
Greenlight Capital Re Ltd., Class A*	1,144	9,324
Hanover Insurance Group, Inc. (The)	32,178	4,348,213
HCI Group, Inc. (x)	281	11,125
Hippo Holdings, Inc. (x)*	701	9,534
Horace Mann Educators Corp.	60,864	2,274,488
Investors Title Co.	68	10,033
James River Group Holdings Ltd.	1,688	35,296
Kinsale Capital Group, Inc.	976	255,244
Lemonade, Inc. (x)*	2,064	28,236
MBIA, Inc.*	2,199	28,257
Mercury General Corp.	1,171	40,048
National Western Life Group, Inc., Class A	103	28,943
NI Holdings, Inc.*	446	5,918
Oscar Health, Inc., Class A*	5,278	12,984
Palomar Holdings, Inc.*	1,063	48,005
ProAssurance Corp.	2,407	42,050
RLI Corp.	1,749	229,591
Root, Inc., Class A (x)*	328	1,473
Safety Insurance Group, Inc.	623	52,494
Selective Insurance Group, Inc.	9,009	798,287
Selectquote, Inc.*	6,174	4,148
SiriusPoint Ltd.*	4,242	25,028
Stewart Information Services Corp.	1,176	50,250
Tiptree, Inc.	1,181	16,345
Trean Insurance Group, Inc.*	918	5,508
Trupanion, Inc. (x)*	1,807	85,887
United Fire Group, Inc.	1,007	27,552
Universal Insurance Holdings, Inc.	1,130	11,967

		10,835,238

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT) (x)	711	11,184
Angel Oak Mortgage, Inc. (REIT) (x)	418	1,977
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,264	67,401
Arbor Realty Trust, Inc. (REIT)	7,533	99,360
Ares Commercial Real Estate Corp. (REIT)	2,247	23,122
ARMOUR Residential REIT, Inc. (REIT) (x)	6,754	38,025
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	7,696	162,924
BrightSpire Capital, Inc. (REIT)	4,102	25,556
Broadmark Realty Capital, Inc. (REIT)	5,700	20,292
Chicago Atlantic Real Estate Finance, Inc. (REIT)	287	4,325
Chimera Investment Corp. (REIT) (x)	10,437	57,404
Claros Mortgage Trust, Inc. (REIT) (x)	4,116	60,546
Dynex Capital, Inc. (REIT)	1,995	25,376
Ellington Financial, Inc. (REIT)	2,591	32,051
Franklin BSP Realty Trust, Inc. (REIT) (x)	3,632	46,853
Granite Point Mortgage Trust, Inc. (REIT)	2,040	10,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	3,994	115,746
Invesco Mortgage Capital, Inc. (REIT) (x)	1,504	19,146
KKR Real Estate Finance Trust, Inc. (REIT)	2,348	32,778
Ladder Capital Corp. (REIT)	5,592	56,144
MFA Financial, Inc. (REIT) (x)	4,954	48,797
New York Mortgage Trust, Inc. (REIT)	16,369	41,905
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,593
Orchid Island Capital, Inc. (REIT) (x)	1,470	15,435
PennyMac Mortgage Investment Trust (REIT) (x)‡	3,895	48,259
Ready Capital Corp. (REIT) (x)	3,224	35,915
Redwood Trust, Inc. (REIT)	4,960	33,530
TPG RE Finance Trust, Inc. (REIT)	3,546	24,077
Two Harbors Investment Corp. (REIT)	3,870	61,030

		1,225,685

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	2,510	95,932
Blue Foundry Bancorp*	1,112	14,289
Bridgewater Bancshares, Inc.*	891	15,806
Capitol Federal Financial, Inc.	5,715	49,435
Columbia Financial, Inc.*	1,777	38,419
Enact Holdings, Inc. (x)	1,522	36,711
Essent Group Ltd.	4,829	187,752
Federal Agricultural Mortgage Corp., Class C	399	44,971
Finance of America Cos., Inc., Class A*	3,952	5,019
Greene County Bancorp, Inc.	205	11,771
Hingham Institution For Savings (The)	69	19,041
Home Bancorp, Inc.	320	12,810
Home Point Capital, Inc. (x)	743	1,018
Kearny Financial Corp.	2,604	26,431
Luther Burbank Corp.	812	9,021
Merchants Bancorp	742	18,045
Mr Cooper Group, Inc.*	3,158	126,731
NMI Holdings, Inc., Class A*	3,846	80,381
Northfield Bancorp, Inc.	1,870	29,415
PennyMac Financial Services, Inc.‡	1,172	66,406
Pioneer Bancorp, Inc. (x)*	663	7,558
Provident Bancorp, Inc.	1,158	8,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Provident Financial Services, Inc.	3,201	$68,373
Radian Group, Inc.	7,219	137,666
Southern Missouri Bancorp, Inc.	384	17,599
Sterling Bancorp, Inc.*	817	4,976
TrustCo Bank Corp.	821	30,861
Velocity Financial, Inc.*	446	4,304
Walker & Dunlop, Inc.	1,416	111,128
Waterstone Financial, Inc.	828	14,275
WSFS Financial Corp.	61,856	2,804,551

		4,099,125

Total Financials		47,464,302

Health Care (8.5%)
Biotechnology (2.8%)
2seventy bio, Inc.*	1,675	15,695
4D Molecular Therapeutics, Inc.*	1,344	29,850
Aadi Bioscience, Inc. (x)*	628	8,057
Absci Corp.*	2,664	5,594
ACADIA Pharmaceuticals, Inc.*	5,588	88,961
Adicet Bio, Inc. (x)*	1,278	11,425
ADMA Biologics, Inc.*	8,172	31,707
Aerovate Therapeutics, Inc. (x)*	447	13,097
Affimed NV*	5,766	7,150
Agenus, Inc.*	13,356	32,054
Agios Pharmaceuticals, Inc.*	2,441	68,543
Akero Therapeutics, Inc.*	1,526	83,625
Albireo Pharma, Inc. (x)*	808	17,461
Alector, Inc.*	2,785	25,706
Alkermes plc*	7,378	192,787
Allogene Therapeutics, Inc. (x)*	3,696	23,248
Allovir, Inc. (x)*	1,465	7,515
Alpine Immune Sciences, Inc.*	1,337	9,827
ALX Oncology Holdings, Inc. (x)*	878	9,895
Amicus Therapeutics, Inc.*	12,485	152,442
AnaptysBio, Inc.*	857	26,558
Anavex Life Sciences Corp. (x)*	3,227	29,882
Anika Therapeutics, Inc.*	595	17,612
Apellis Pharmaceuticals, Inc.*	4,243	219,406
Arbutus Biopharma Corp. (x)*	5,907	13,763
Arcellx, Inc. (x)*	1,309	40,553
Arcturus Therapeutics Holdings, Inc.*	957	16,231
Arcus Biosciences, Inc.*	2,410	49,839
Arcutis Biotherapeutics, Inc.*	1,802	26,670
Arrowhead Pharmaceuticals, Inc.*	4,705	190,835
Atara Biotherapeutics, Inc.*	4,399	14,429
Aura Biosciences, Inc. (x)*	812	8,526
Aurinia Pharmaceuticals, Inc.*	6,020	26,006
Avid Bioservices, Inc.*	2,580	35,527
Avidity Biosciences, Inc.*	2,339	51,902
Beam Therapeutics, Inc. (x)*	2,900	113,419
BioCryst Pharmaceuticals, Inc. (x)*	8,577	98,464
Biohaven Ltd. (x)*	2,768	38,420
Bioxcel Therapeutics, Inc. (x)*	988	21,222
Bluebird Bio, Inc.*	4,162	28,801
Blueprint Medicines Corp.*	2,727	119,470
Bridgebio Pharma, Inc.*	4,650	35,433
C4 Therapeutics, Inc. (x)*	1,943	11,464
CareDx, Inc.*	2,173	24,794
Caribou Biosciences, Inc. (x)*	2,437	15,304
Catalyst Pharmaceuticals, Inc.*	4,323	80,408
Celldex Therapeutics, Inc.*	2,006	89,407
Celularity, Inc., Class A (x)*	2,718	3,506
Century Therapeutics, Inc. (x)*	830	4,258
Cerevel Therapeutics Holdings, Inc. (x)*	2,640	83,266
Chimerix, Inc.*	3,326	6,186
Chinook Therapeutics, Inc.*	2,220	58,164
Cogent Biosciences, Inc. (x)*	2,875	33,235
Coherus Biosciences, Inc.*	3,363	26,635
Crinetics Pharmaceuticals, Inc.*	2,376	43,481
CTI BioPharma Corp. (x)*	4,636	27,862
Cullinan Oncology, Inc.*	1,263	13,325
Cytokinetics, Inc.*	3,716	170,267
Day One Biopharmaceuticals, Inc. (x)*	1,231	26,491
Deciphera Pharmaceuticals, Inc.*	1,955	32,042
Denali Therapeutics, Inc.*	4,957	137,854
Design Therapeutics, Inc. (x)*	1,620	16,621
Dynavax Technologies Corp.*	5,344	56,860
Dyne Therapeutics, Inc.*	1,387	16,075
Eagle Pharmaceuticals, Inc.*	428	12,510
Editas Medicine, Inc.*	3,056	27,107
Eiger BioPharmaceuticals, Inc.*	1,700	2,006
Emergent BioSolutions, Inc.*	2,321	27,411
Enanta Pharmaceuticals, Inc.*	867	40,333
Enochian Biosciences, Inc. (x)*	889	916
EQRx, Inc.*	8,924	21,953
Erasca, Inc. (x)*	3,063	13,202
Fate Therapeutics, Inc.*	3,704	37,373
FibroGen, Inc.*	3,828	61,325
Foghorn Therapeutics, Inc. (x)*	1,017	6,488
Gelesis Holdings, Inc. (x)*	444	129
Generation Bio Co.*	2,252	8,850
Geron Corp.*	17,874	43,255
Gossamer Bio, Inc. (x)*	2,844	6,171
GreenLight Biosciences Holdings PBC (x)*	2,696	3,181
Halozyme Therapeutics, Inc.*	6,013	342,140
Heron Therapeutics, Inc. (x)*	4,710	11,775
HilleVax, Inc. (x)*	937	15,676
Humacyte, Inc. (x)*	3,426	7,229
Icosavax, Inc. (x)*	1,158	9,195
Ideaya Biosciences, Inc.*	1,939	35,232
IGM Biosciences, Inc. (x)*	420	7,144
Imago Biosciences, Inc.*	1,162	41,774
ImmunityBio, Inc. (x)*	3,478	17,633
ImmunoGen, Inc.*	10,399	51,579
Immunovant, Inc.*	2,032	36,068
Inhibrx, Inc. (x)*	1,530	37,699
Inovio Pharmaceuticals, Inc. (x)*	11,220	17,503
Insmed, Inc.*	6,180	123,476
Instil Bio, Inc.*	3,153	1,986
Intellia Therapeutics, Inc.*	3,876	135,234
Intercept Pharmaceuticals, Inc.*	1,071	13,248
Invivyd, Inc. (x)*	2,821	4,231
Iovance Biotherapeutics, Inc.*	6,778	43,311
Ironwood Pharmaceuticals, Inc.*	6,397	79,259
iTeos Therapeutics, Inc.*	1,003	19,589
IVERIC bio, Inc.*	5,916	126,662
Janux Therapeutics, Inc.*	850	11,194
Jounce Therapeutics, Inc.*	1,321	1,466
KalVista Pharmaceuticals, Inc.*	967	6,537
Karuna Therapeutics, Inc.*	1,369	269,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Karyopharm Therapeutics, Inc.*	3,401	$11,563
Keros Therapeutics, Inc.*	886	42,546
Kezar Life Sciences, Inc.*	2,494	17,558
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	19,654
Kinnate Biopharma, Inc. (x)*	1,155	7,045
Kodiak Sciences, Inc.*	1,618	11,585
Kronos Bio, Inc.*	2,019	3,271
Krystal Biotech, Inc.*	956	75,734
Kura Oncology, Inc.*	3,135	38,905
Kymera Therapeutics, Inc.*	1,838	45,876
Lexicon Pharmaceuticals, Inc.*	3,530	6,742
Lyell Immunopharma, Inc. (x)*	7,999	27,757
MacroGenics, Inc.*	2,811	18,862
Madrigal Pharmaceuticals, Inc.*	557	161,669
MannKind Corp.*	11,884	62,629
MeiraGTx Holdings plc*	1,213	7,909
Mersana Therapeutics, Inc.*	4,031	23,622
MiMedx Group, Inc.*	5,323	14,798
Mirum Pharmaceuticals, Inc.*	854	16,653
Monte Rosa Therapeutics, Inc. (x)*	1,384	10,532
Morphic Holding, Inc.*	1,127	30,147
Myriad Genetics, Inc.*	3,555	51,583
Nkarta, Inc.*	1,445	8,656
Nurix Therapeutics, Inc.*	1,995	21,905
Nuvalent, Inc., Class A (x)*	878	26,147
Ocugen, Inc. (x)*	9,173	11,925
Organogenesis Holdings, Inc.*	3,327	8,950
Outlook Therapeutics, Inc. (x)*	4,554	4,918
Pardes Biosciences, Inc.*	1,248	2,109
PepGen, Inc. (x)*	784	10,482
PMV Pharmaceuticals, Inc. (x)*	1,661	14,451
Point Biopharma Global, Inc. (x)*	4,041	29,459
Praxis Precision Medicines, Inc.*	1,634	3,889
Precigen, Inc. (x)*	4,932	7,497
Prime Medicine, Inc.*	454	8,435
Prometheus Biosciences, Inc.*	1,572	172,920
Protagonist Therapeutics, Inc.*	2,149	23,446
Prothena Corp. plc*	1,693	102,003
PTC Therapeutics, Inc.*	3,116	118,938
Rallybio Corp. (x)*	710	4,665
RAPT Therapeutics, Inc.*	1,229	24,334
Recursion Pharmaceuticals, Inc., Class A (x)*	6,575	50,693
REGENXBIO, Inc.*	1,819	41,255
Relay Therapeutics, Inc.*	3,906	58,356
Replimune Group, Inc.*	1,748	47,546
REVOLUTION Medicines, Inc.*	3,291	78,392
Rigel Pharmaceuticals, Inc.*	8,187	12,281
Rocket Pharmaceuticals, Inc.*	2,577	50,432
Sage Therapeutics, Inc.*	2,404	91,689
Sana Biotechnology, Inc. (x)*	4,177	16,499
Sangamo Therapeutics, Inc.*	5,898	18,520
Seres Therapeutics, Inc.*	3,335	18,676
Sorrento Therapeutics, Inc. (x)*	22,161	19,635
SpringWorks Therapeutics, Inc.*	1,569	40,810
Stoke Therapeutics, Inc.*	993	9,165
Sutro Biopharma, Inc.*	2,154	17,404
Syndax Pharmaceuticals, Inc.*	2,352	59,858
Talaris Therapeutics, Inc. (x)*	1,026	1,047
Tango Therapeutics, Inc. (x)*	2,052	14,877
Tenaya Therapeutics, Inc. (x)*	1,370	2,754
TG Therapeutics, Inc.*	6,462	76,445
Travere Therapeutics, Inc.*	2,742	57,664
Twist Bioscience Corp. (x)*	2,462	58,620
Tyra Biosciences, Inc.*	585	4,446
Vanda Pharmaceuticals, Inc.*	2,430	17,958
Vaxart, Inc. (x)*	6,212	5,969
Vaxcyte, Inc.*	3,248	155,742
VBI Vaccines, Inc.*	9,684	3,787
Vera Therapeutics, Inc. (x)*	600	11,610
Veracyte, Inc.*	3,319	78,760
Vericel Corp.*	2,012	52,996
Verve Therapeutics, Inc. (x)*	2,044	39,551
Vir Biotechnology, Inc.*	3,174	80,334
Viridian Therapeutics, Inc. (x)*	1,656	48,372
VistaGen Therapeutics, Inc. (x)*	9,949	1,025
Xencor, Inc.*	2,695	70,178
Y-mAbs Therapeutics, Inc.*	1,785	8,711
Zentalis Pharmaceuticals, Inc.*	2,091	42,113

		7,589,110

Health Care Equipment & Supplies (3.5%)
Alphatec Holdings, Inc.*	3,181	39,285
AngioDynamics, Inc.*	1,726	23,767
Artivion, Inc.*	1,705	20,665
AtriCure, Inc.*	2,027	89,958
Atrion Corp.	59	33,008
Avanos Medical, Inc.*	2,219	60,046
Axogen, Inc.*	1,775	17,714
Axonics, Inc.*	2,146	134,189
Bioventus, Inc., Class A*	1,343	3,505
Butterfly Network, Inc. (x)*	6,008	14,780
Cardiovascular Systems, Inc.*	1,786	24,325
Cerus Corp.*	7,555	27,576
CONMED Corp.	1,348	119,487
Cue Health, Inc. (x)*	4,778	9,890
Cutera, Inc. (x)*	745	32,944
Embecta Corp.	2,565	64,869
Envista Holdings Corp.*	74,762	2,517,237
Figs, Inc., Class A (x)*	5,678	38,213
Glaukos Corp.*	2,139	93,431
Haemonetics Corp.*	2,299	180,816
Heska Corp.*	414	25,734
Inari Medical, Inc.*	2,204	140,086
Inogen, Inc.*	950	18,724
Inspire Medical Systems, Inc.*	1,278	321,903
Integer Holdings Corp.*	43,925	3,007,105
iRadimed Corp.	315	8,911
iRhythm Technologies, Inc.*	1,374	128,703
Lantheus Holdings, Inc.*	3,097	157,823
LeMaitre Vascular, Inc.	853	39,255
LivaNova plc*	2,463	136,795
Meridian Bioscience, Inc.*	2,019	67,051
Merit Medical Systems, Inc.*	2,537	179,163
Mesa Laboratories, Inc.	223	37,065
Nano-X Imaging Ltd. (x)*	2,131	15,727
Neogen Corp.*	9,920	151,082
Nevro Corp.*	1,547	61,261
NuVasive, Inc.*	2,416	99,636
Omnicell, Inc.*	1,975	99,579
OraSure Technologies, Inc.*	3,262	15,723
Orthofix Medical, Inc.*	907	18,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
OrthoPediatrics Corp.*	645	$25,626
Outset Medical, Inc.*	2,319	59,877
Owlet, Inc. (x)*	741	414
Paragon 28, Inc. (x)*	2,054	39,252
PROCEPT BioRobotics Corp. (x)*	1,146	47,605
Pulmonx Corp.*	1,522	12,830
RxSight, Inc.*	841	10,655
SeaSpine Holdings Corp.*	1,651	13,786
Senseonics Holdings, Inc. (x)*	21,923	22,581
Shockwave Medical, Inc.*	1,613	331,649
SI-BONE, Inc.*	1,581	21,502
Sight Sciences, Inc. (x)*	954	11,648
Silk Road Medical, Inc.*	1,736	91,748
STAAR Surgical Co.*	2,191	106,351
Surmodics, Inc.*	597	20,370
Tactile Systems Technology, Inc.*	997	11,446
Tenon Medical, Inc. (x)*	145	229
TransMedics Group, Inc.*	1,336	82,458
Treace Medical Concepts, Inc.*	1,447	33,267
UFP Technologies, Inc.*	289	34,070
Utah Medical Products, Inc.	162	16,286
Varex Imaging Corp.*	1,648	33,454
Vicarious Surgical, Inc. (x)*	2,363	4,773
ViewRay, Inc.*	6,481	29,035
Zimvie, Inc.*	926	8,649
Zynex, Inc. (x)	955	13,284

		9,358,497

Health Care Providers & Services (1.0%)
1Life Healthcare, Inc.*	8,190	136,855
23andMe Holding Co. (x)*	11,396	24,615
Accolade, Inc.*	2,882	22,451
AdaptHealth Corp.*	3,162	60,774
Addus HomeCare Corp.*	677	67,355
Agiliti, Inc.*	1,233	20,110
AirSculpt Technologies, Inc. (x)	315	1,166
Alignment Healthcare, Inc.*	4,306	50,639
AMN Healthcare Services, Inc.*	1,963	201,836
Apollo Medical Holdings, Inc. (x)*	1,883	55,718
ATI Physical Therapy, Inc. (x)*	2,975	907
Aveanna Healthcare Holdings, Inc.*	2,007	1,565
Brookdale Senior Living, Inc.*	8,165	22,290
Cano Health, Inc. (x)*	7,185	9,843
CareMax, Inc.*	2,545	9,289
Castle Biosciences, Inc.*	1,126	26,506
Clover Health Investments Corp.*	17,036	15,835
Community Health Systems, Inc.*	5,954	25,721
CorVel Corp.*	393	57,115
Cross Country Healthcare, Inc.*	1,564	41,556
DocGo, Inc.*	3,491	24,681
Ensign Group, Inc. (The)	2,435	230,375
Fulgent Genetics, Inc. (x)*	916	27,278
HealthEquity, Inc.*	3,761	231,828
Hims & Hers Health, Inc.*	5,326	34,140
Innovage Holding Corp. (x)*	953	6,843
Invitae Corp. (x)*	10,535	19,595
Joint Corp. (The)*	682	9,534
LHC Group, Inc.*	1,351	218,443
LifeStance Health Group, Inc. (x)*	3,444	17,013
ModivCare, Inc.*	609	54,646
National HealthCare Corp.	629	37,426
National Research Corp.	621	23,163
Oncology Institute, Inc. (The) (x)*	1,468	2,422
OPKO Health, Inc.*	17,174	21,468
Option Care Health, Inc.*	7,085	213,188
Owens & Minor, Inc.*	3,263	63,726
P3 Health Partners, Inc. (x)*	1,257	2,313
Patterson Cos., Inc.	3,816	106,962
Pediatrix Medical Group, Inc.*	3,581	53,214
Pennant Group, Inc. (The)*	1,228	13,483
PetIQ, Inc.*	1,280	11,802
Privia Health Group, Inc.*	2,009	45,624
Progyny, Inc.*	3,466	107,966
R1 RCM, Inc.*	6,579	72,040
RadNet, Inc.*	2,338	44,025
Select Medical Holdings Corp.	4,785	118,812
Sema4 Holdings Corp.*	6,876	1,814
Surgery Partners, Inc.*	2,208	61,515
US Physical Therapy, Inc.	563	45,620

		2,773,105

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	4,717	83,208
American Well Corp., Class A*	10,204	28,877
Babylon Holdings Ltd., Class A (x)*	187	1,264
Computer Programs and Systems, Inc.*	676	18,401
Evolent Health, Inc., Class A*	3,771	105,889
Health Catalyst, Inc.*	2,561	27,223
HealthStream, Inc.*	1,058	26,281
Multiplan Corp. (x)*	17,086	19,649
NextGen Healthcare, Inc.*	2,478	46,537
Nutex Health, Inc. (x)*	10,970	20,843
OptimizeRx Corp.*	821	13,793
Pear Therapeutics, Inc. (x)*	2,661	3,140
Phreesia, Inc.*	2,200	71,192
Schrodinger, Inc.*	2,407	44,987
Sharecare, Inc. (x)*	13,168	21,069
Simulations Plus, Inc.	726	26,550

		558,903

Life Sciences Tools & Services (0.3%)
AbCellera Biologics, Inc. (x)*	9,556	96,802
Adaptive Biotechnologies Corp.*	4,956	37,864
Akoya Biosciences, Inc.*	657	6,287
Alpha Teknova, Inc.*	306	1,726
Berkeley Lights, Inc.*	2,304	6,175
BioLife Solutions, Inc.*	1,491	27,136
Bionano Genomics, Inc. (x)*	13,098	19,123
Codexis, Inc.*	2,907	13,547
CryoPort, Inc.*	1,953	33,884
Cytek Biosciences, Inc.*	4,999	51,040
Inotiv, Inc. (x)*	746	3,685
MaxCyte, Inc. (x)*	3,928	21,447
Medpace Holdings, Inc.*	1,151	244,484
NanoString Technologies, Inc.*	2,253	17,956
Nautilus Biotechnology, Inc. (x)*	2,090	3,762
NeoGenomics, Inc.*	5,951	54,987
OmniAb, Inc.*	3,430	12,348
Pacific Biosciences of California, Inc.*	10,410	85,154
Quanterix Corp.*	1,502	20,803
Quantum-Si, Inc. (x)*	3,948	7,225
Science 37 Holdings, Inc. (x)*	2,652	1,101
Seer, Inc.*	2,289	13,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Singular Genomics Systems, Inc. (x)*	2,257	$4,537
SomaLogic, Inc.*	6,659	16,714

		801,063

Pharmaceuticals (0.7%)
Aclaris Therapeutics, Inc.*	2,867	45,155
Amneal Pharmaceuticals, Inc.*	4,953	9,856
Amphastar Pharmaceuticals, Inc.*	1,686	47,242
Amylyx Pharmaceuticals, Inc. (x)*	2,347	86,722
AN2 Therapeutics, Inc. (x)*	720	6,862
ANI Pharmaceuticals, Inc.*	556	22,368
Arvinas, Inc.*	2,133	72,970
Atea Pharmaceuticals, Inc.*	3,426	16,479
Athira Pharma, Inc.*	1,677	5,316
Axsome Therapeutics, Inc.*	1,467	113,150
Cara Therapeutics, Inc.*	1,961	21,061
Cassava Sciences, Inc. (x)*	1,697	50,129
CinCor Pharma, Inc.*	1,308	16,075
Collegium Pharmaceutical, Inc.*	1,472	34,150
Corcept Therapeutics, Inc.*	4,042	82,093
DICE Therapeutics, Inc. (x)*	1,549	48,329
Edgewise Therapeutics, Inc. (x)*	1,849	16,530
Esperion Therapeutics, Inc.*	3,582	22,316
Evolus, Inc.*	1,674	12,572
EyePoint Pharmaceuticals, Inc. (x)*	1,099	3,846
Fulcrum Therapeutics, Inc.*	2,257	16,431
Harmony Biosciences Holdings, Inc.*	1,148	63,255
Innoviva, Inc.*	2,846	37,709
Intra-Cellular Therapies, Inc.*	4,147	219,459
OmniAb, Inc. (r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	662	44,222
Liquidia Corp. (x)*	2,099	13,371
Nektar Therapeutics*	7,950	17,967
NGM Biopharmaceuticals, Inc.*	1,734	8,705
Nuvation Bio, Inc.*	5,307	10,189
Ocular Therapeutix, Inc.*	3,589	10,085
Pacira BioSciences, Inc.*	1,967	75,946
Phathom Pharmaceuticals, Inc. (x)*	1,053	11,815
Phibro Animal Health Corp., Class A	893	11,975
Prestige Consumer Healthcare, Inc.*	2,268	141,977
Provention Bio, Inc. (x)*	3,196	33,782
Reata Pharmaceuticals, Inc., Class A (x)*	1,343	51,021
Relmada Therapeutics, Inc. (x)*	1,190	4,153
Revance Therapeutics, Inc.*	3,775	69,686
SIGA Technologies, Inc.	2,069	15,228
Supernus Pharmaceuticals, Inc.*	2,150	76,690
Tarsus Pharmaceuticals, Inc.*	803	11,772
Theravance Biopharma, Inc.*	3,228	36,218
Theseus Pharmaceuticals, Inc. (x)*	601	2,993
Third Harmonic Bio, Inc.*	553	2,378
Tricida, Inc. (x)*	1,480	226
Ventyx Biosciences, Inc.*	1,153	37,807
Xeris Biopharma Holdings, Inc. (x)*	5,890	7,834

		1,766,115

Total Health Care		22,846,793

Industrials (17.4%)
Aerospace & Defense (0.8%)
AAR Corp.*	1,491	66,946
Aerojet Rocketdyne Holdings, Inc.*	3,566	199,446
AeroVironment, Inc.*	1,141	97,738
AerSale Corp. (x)*	1,097	17,793
Archer Aviation, Inc., Class A (x)*	6,510	12,174
Astra Space, Inc. (x)*	6,347	2,753
Astronics Corp.*	1,248	12,854
Cadre Holdings, Inc. (x)	862	17,361
Ducommun, Inc.*	521	26,029
Kaman Corp.	1,172	26,136
Kratos Defense & Security Solutions, Inc.*	5,481	56,564
Maxar Technologies, Inc.	3,366	174,157
Momentus, Inc. (x)*	2,392	1,866
Moog, Inc., Class A	1,254	110,051
National Presto Industries, Inc.	214	14,650
Park Aerospace Corp.	971	13,021
Parsons Corp.*	1,580	73,075
QinetiQ Group plc	218,408	942,638
Redwire Corp. (x)*	1,387	2,746
Rocket Lab USA, Inc. (x)*	9,570	36,079
Terran Orbital Corp. (x)*	1,006	1,590
Triumph Group, Inc.*	2,830	29,772
V2X, Inc.*	552	22,792
Virgin Galactic Holdings, Inc. (x)*	11,453	39,856

		1,998,087

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	2,530	65,730
Atlas Air Worldwide Holdings, Inc.*	1,276	128,621
Forward Air Corp.	1,239	129,959
Hub Group, Inc., Class A*	1,413	112,319
Radiant Logistics, Inc.*	1,881	9,574

		446,203

Airlines (0.1%)
Allegiant Travel Co.*	682	46,369
Blade Air Mobility, Inc. (x)*	2,500	8,950
Frontier Group Holdings, Inc. (x)*	1,633	16,771
Hawaiian Holdings, Inc. (x)*	2,280	23,393
Joby Aviation, Inc. (x)*	11,274	37,768
SkyWest, Inc.*	2,476	40,879
Spirit Airlines, Inc.	4,864	94,750
Sun Country Airlines Holdings, Inc.*	1,616	25,630
Wheels Up Experience, Inc.*	6,663	6,863

		301,373

Building Products (2.3%)
AAON, Inc.	1,987	149,661
American Woodmark Corp.*	712	34,788
Apogee Enterprises, Inc.	17,005	756,042
Caesarstone Ltd.	1,105	6,310
CSW Industrials, Inc.	640	74,195
Gibraltar Industries, Inc.*	1,362	62,489
Griffon Corp.	2,160	77,306
Insteel Industries, Inc.	2,237	61,562
Janus International Group, Inc.*	3,599	34,263
JELD-WEN Holding, Inc.*	3,656	35,280
Masonite International Corp. (x)*	5,756	463,991
PGT Innovations, Inc.*	2,577	46,283
Quanex Building Products Corp.	1,573	37,249
Resideo Technologies, Inc.*	6,634	109,129
Simpson Manufacturing Co., Inc.	1,938	171,823
UFP Industries, Inc.	48,723	3,861,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
View, Inc. (x)*	4,701	$4,536
Zurn Elkay Water Solutions Corp.	5,666	119,836

		6,106,041

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	3,024	134,326
ACCO Brands Corp.	4,252	23,769
ACV Auctions, Inc., Class A*	5,619	46,132
Aris Water Solution, Inc., Class A (x)	936	13,488
Brady Corp., Class A	1,998	94,106
BrightView Holdings, Inc.*	1,914	13,187
Brink’s Co. (The)	1,984	106,561
Casella Waste Systems, Inc., Class A*	2,247	178,209
Cimpress plc (x)*	801	22,116
CompX International, Inc.	100	1,848
CoreCivic, Inc. (REIT)*	4,998	57,777
Deluxe Corp.	1,895	32,177
Ennis, Inc.	1,285	28,476
GEO Group, Inc. (The) (x)*	5,243	57,411
Harsco Corp.*	4,123	25,934
Healthcare Services Group, Inc.	3,376	40,512
Heritage-Crystal Clean, Inc.*	750	24,360
HNI Corp.	2,111	60,016
IAA, Inc.*	50,395	2,015,800
Interface, Inc.	2,514	24,813
KAR Auction Services, Inc.*	5,104	66,607
Kimball International, Inc., Class B	1,878	12,207
Li-Cycle Holdings Corp. (x)*	6,873	32,715
Matthews International Corp., Class A	1,316	40,059
MillerKnoll, Inc.	3,598	75,594
Montrose Environmental Group, Inc.*	1,202	53,357
NL Industries, Inc.	460	3,133
Pitney Bowes, Inc.	6,870	26,106
Quad/Graphics, Inc.*	1,515	6,181
SP Plus Corp.*	881	30,588
Steelcase, Inc., Class A	4,036	28,534
UniFirst Corp.	685	132,198
Viad Corp.*	890	21,707
VSE Corp.	476	22,315

		3,552,319

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	1,475	84,281
API Group Corp.*	9,388	176,588
Arcosa, Inc.	2,213	120,254
Argan, Inc.	580	21,390
Comfort Systems USA, Inc.	1,595	183,553
Concrete Pumping Holdings, Inc.*	1,282	7,500
Construction Partners, Inc., Class A*	1,746	46,601
Dycom Industries, Inc.*	1,321	123,646
EMCOR Group, Inc.	2,135	316,215
Fluor Corp.*	6,447	223,453
Granite Construction, Inc.	1,937	67,931
Great Lakes Dredge & Dock Corp. (x)*	62,320	370,804
IES Holdings, Inc.*	430	15,295
MYR Group, Inc.*	731	67,303
Northwest Pipe Co.*	454	15,300
NV5 Global, Inc.*	633	83,759
Primoris Services Corp.	41,448	909,369
Stantec, Inc.	29,284	1,403,210
Sterling Infrastructure, Inc.*	1,290	42,312
Tutor Perini Corp.*	1,841	13,899
WillScot Mobile Mini Holdings Corp.*	19,832	895,811

		5,188,474

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	578	20,120
Array Technologies, Inc.*	6,831	132,043
Atkore, Inc.*	1,866	211,642
AZZ, Inc.	1,245	50,049
Babcock & Wilcox Enterprises, Inc.*	2,660	15,348
Blink Charging Co. (x)*	1,602	17,574
Bloom Energy Corp., Class A*	8,157	155,962
Encore Wire Corp.	811	111,561
Energy Vault Holdings, Inc. (x)*	4,458	13,909
EnerSys	1,862	137,490
Enovix Corp. (x)*	4,847	60,297
ESS Tech, Inc. (x)*	3,526	8,568
Fluence Energy, Inc. (x)*	1,574	26,994
FTC Solar, Inc. (x)*	1,961	5,255
FuelCell Energy, Inc. (x)*	18,853	52,411
GrafTech International Ltd.	8,706	41,441
Heliogen, Inc. (x)*	3,875	2,706
NuScale Power Corp. (x)*	1,402	14,385
Powell Industries, Inc.	400	14,072
Preformed Line Products Co.	148	12,327
Regal Rexnord Corp.	15,010	1,800,900
Shoals Technologies Group, Inc., Class A*	6,250	154,187
Stem, Inc. (x)*	6,445	57,618
SunPower Corp. (x)*	3,818	68,839
Thermon Group Holdings, Inc.*	1,606	32,248
TPI Composites, Inc.*	1,651	16,741
Vicor Corp.*	1,058	56,868

		3,291,555

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	1,103	20,725

Machinery (3.2%)
3D Systems Corp.*	5,547	41,048
Alamo Group, Inc.	477	67,543
Albany International Corp., Class A	1,383	136,350
Altra Industrial Motion Corp.	2,944	175,904
Astec Industries, Inc.	9,878	401,639
Barnes Group, Inc.	2,144	87,582
Berkshire Grey, Inc. (x)*	2,900	1,751
Blue Bird Corp.*	823	8,814
Chart Industries, Inc.*	1,934	222,855
CIRCOR International, Inc.*	809	19,384
Columbus McKinnon Corp.	20,926	679,467
Desktop Metal, Inc., Class A (x)*	11,644	15,836
Douglas Dynamics, Inc.	1,026	37,100
Energy Recovery, Inc.*	2,638	54,053
Enerpac Tool Group Corp.	2,539	64,618
EnPro Industries, Inc.	926	100,647
ESCO Technologies, Inc.	1,186	103,822
Evoqua Water Technologies Corp.*	5,321	210,712
Fathom Digital Manufacturing C (x)*	454	599
Federal Signal Corp.	2,729	126,817
Franklin Electric Co., Inc.	2,082	166,039
Gorman-Rupp Co. (The)	1,032	26,440
Greenbrier Cos., Inc. (The)	58,476	1,960,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Helios Technologies, Inc.	1,425	$77,577
Hillenbrand, Inc.	3,056	130,400
Hillman Solutions Corp.*	5,960	42,972
Hydrofarm Holdings Group, Inc.*	1,814	2,812
Hyliion Holdings Corp.*	5,445	12,741
Hyster-Yale Materials Handling, Inc.	526	13,313
Hyzon Motors, Inc. (x)*	3,842	5,955
John Bean Technologies Corp.	1,447	132,155
Kadant, Inc.	511	90,769
Kennametal, Inc.	3,890	93,593
Lightning eMotors, Inc. (x)*	1,684	617
Lindsay Corp.	510	83,053
Luxfer Holdings plc	1,188	16,299
Manitowoc Co., Inc. (The)*	1,705	15,618
Markforged Holding Corp. (x)*	4,762	5,524
Microvast Holdings, Inc. (x)*	7,547	11,547
Miller Industries, Inc.	551	14,690
Mueller Industries, Inc.	2,532	149,388
Mueller Water Products, Inc., Class A	6,874	73,964
Nikola Corp. (x)*	16,053	34,674
Omega Flex, Inc. (x)	149	13,905
Proterra, Inc. (x)*	10,813	40,765
Proto Labs, Inc.*	1,376	35,129
RBC Bearings, Inc.*	1,293	270,690
REV Group, Inc.	39,109	493,556
Sarcos Technology and Robotics Corp. (x)*	4,838	2,716
Shyft Group, Inc. (The)	1,512	37,588
SPX Technologies, Inc.*	1,917	125,851
Standex International Corp.	599	61,344
Tennant Co.	913	56,213
Terex Corp.	3,039	129,826
Timken Co. (The)	15,392	1,087,753
Titan International, Inc.*	2,240	34,317
Trinity Industries, Inc.	3,597	106,363
Velo3D, Inc. (x)*	2,836	5,076
Wabash National Corp.	2,298	51,935
Watts Water Technologies, Inc., Class A	1,238	181,033
Xos, Inc. (x)*	2,210	979

		8,452,420

Marine (0.1%)
Costamare, Inc.	2,793	25,919
Eagle Bulk Shipping, Inc. (x)	601	30,014
Eneti, Inc.	966	9,708
Genco Shipping & Trading Ltd.	1,539	23,639
Golden Ocean Group Ltd. (x)	5,516	47,934
Matson, Inc.	1,718	107,392
Safe Bulkers, Inc.	2,881	8,384

		252,990

Professional Services (1.0%)
Alight, Inc., Class A*	15,475	129,371
ASGN, Inc.*	2,245	182,922
Atlas Technical Consultants, Inc.*	700	3,605
Barrett Business Services, Inc.	307	28,637
CBIZ, Inc.*	2,201	103,117
CRA International, Inc.	304	37,219
Exponent, Inc.	2,297	227,610
First Advantage Corp.*	2,648	34,424
Forrester Research, Inc.*	541	19,346
Franklin Covey Co.*	533	24,928
Heidrick & Struggles International, Inc.	894	25,005
HireRight Holdings Corp.*	928	11,006
Huron Consulting Group, Inc.*	863	62,654
ICF International, Inc.	11,813	1,170,078
Insperity, Inc.	1,648	187,213
Kelly Services, Inc., Class A	1,454	24,573
Kforce, Inc.	866	47,483
Korn Ferry	2,448	123,918
Legalzoom.com, Inc.*	4,200	32,508
Planet Labs PBC (x)*	6,940	30,189
Red Violet, Inc. (x)*	592	13,628
Resources Connection, Inc.	1,405	25,824
Skillsoft Corp.*	3,613	4,697
Spire Global, Inc.*	5,119	4,914
Sterling Check Corp.*	1,111	17,187
TriNet Group, Inc.*	1,722	116,751
TrueBlue, Inc.*	1,478	28,939
Upwork, Inc.*	5,388	56,251
Willdan Group, Inc.*	459	8,193

		2,782,190

Road & Rail (0.9%)
ArcBest Corp.	1,089	76,274
Bird Global, Inc., Class A (x)*	9,596	1,729
Covenant Logistics Group, Inc.	445	15,384
Daseke, Inc.*	1,924	10,948
Heartland Express, Inc.	2,071	31,769
Marten Transport Ltd.	2,553	50,498
PAM Transportation Services, Inc.*	340	8,806
Saia, Inc.*	9,421	1,975,395
TuSimple Holdings, Inc., Class A (x)*	6,262	10,270
Universal Logistics Holdings, Inc.	314	10,500
Werner Enterprises, Inc.	2,779	111,882

		2,303,455

Trading Companies & Distributors (4.4%)
Alta Equipment Group, Inc.	939	12,385
Applied Industrial Technologies, Inc.	1,732	218,284
Beacon Roofing Supply, Inc.*	2,249	118,725
BlueLinx Holdings, Inc.*	402	28,586
Boise Cascade Co.	1,730	118,799
Custom Truck One Source, Inc. (x)*	2,807	17,740
Distribution Solutions Group, Inc.*	252	9,289
DXP Enterprises, Inc.*	654	18,018
GATX Corp.	1,585	168,549
Global Industrial Co.	569	13,389
GMS, Inc.*	1,961	97,658
H&E Equipment Services, Inc.	1,414	64,196
Herc Holdings, Inc.	21,703	2,855,464
Hudson Technologies, Inc.*	2,392	24,207
Karat Packaging, Inc.	238	3,420
McGrath RentCorp	41,142	4,062,361
MRC Global, Inc.*	4,070	47,131
NOW, Inc.*	4,962	63,017
Rush Enterprises, Inc., Class A	1,923	100,534
Rush Enterprises, Inc., Class B	287	16,150
Textainer Group Holdings Ltd.	1,903	59,012
Titan Machinery, Inc.*	928	36,869
Transcat, Inc.*	312	22,111
Triton International Ltd.	2,634	181,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Univar Solutions, Inc.*	109,082	$3,468,808
Veritiv Corp.	609	74,121

		11,899,989

Total Industrials		46,595,821

Information Technology (11.3%)
Communications Equipment (1.6%)
ADTRAN Holdings, Inc.	3,543	66,573
Aviat Networks, Inc.*	434	13,536
Calix, Inc.*	2,605	178,260
Cambium Networks Corp.*	453	9,817
Casa Systems, Inc.*	1,818	4,963
Clearfield, Inc.*	510	48,011
CommScope Holding Co., Inc.*	9,137	67,157
Comtech Telecommunications Corp.	1,177	14,289
Digi International, Inc.*	1,496	54,679
DZS, Inc.*	866	10,981
Extreme Networks, Inc.*	5,663	103,690
Harmonic, Inc.*	4,399	57,627
Infinera Corp. (x)*	8,896	59,959
Inseego Corp. (x)*	4,006	3,375
NETGEAR, Inc.*	1,246	22,565
NetScout Systems, Inc.*	109,471	3,558,902
Ondas Holdings, Inc. (x)*	1,448	2,302
Ribbon Communications, Inc.*	3,750	10,463
Viavi Solutions, Inc.*	10,446	109,787

		4,396,936

Electronic Equipment, Instruments & Components (3.4%)
908 Devices, Inc. (x)*	903	6,881
Advanced Energy Industries, Inc.	1,701	145,912
Aeva Technologies, Inc. (x)*	5,085	6,916
AEye, Inc. (x)*	1,912	919
Akoustis Technologies, Inc. (x)*	2,128	6,001
Arlo Technologies, Inc.*	4,223	14,823
Badger Meter, Inc.	1,326	144,574
Belden, Inc.	1,943	139,702
Benchmark Electronics, Inc.	77,638	2,072,158
Cepton, Inc.*	2,240	2,845
Coherent Corp.*	42,313	1,485,186
CTS Corp.	14,931	588,580
ePlus, Inc.*	1,177	52,118
Evolv Technologies Holdings, Inc. (x)*	3,586	9,288
Fabrinet*	1,673	214,512
FARO Technologies, Inc.*	969	28,498
Focus Universal, Inc. (x)*	756	4,846
Identiv, Inc.*	1,074	7,776
Insight Enterprises, Inc.*	1,448	145,191
Itron, Inc.*	2,084	105,555
Kimball Electronics, Inc.*	1,049	23,697
Knowles Corp. (x)*	164,251	2,697,001
Lightwave Logic, Inc. (x)*	4,960	21,378
Methode Electronics, Inc.	1,730	76,760
MicroVision, Inc. (x)*	7,381	17,345
Mirion Technologies, Inc. (x)*	6,011	39,733
Napco Security Technologies, Inc.*	1,326	36,438
nLight, Inc.*	2,029	20,574
Novanta, Inc.*	1,613	219,158
OSI Systems, Inc.*	702	55,823
Ouster, Inc.*	6,113	5,275
PAR Technology Corp. (x)*	1,161	30,267
PC Connection, Inc.	493	23,122
Plexus Corp.*	1,250	128,662
Rogers Corp.*	821	97,978
Sanmina Corp.*	2,586	148,152
ScanSource, Inc.*	1,105	32,288
SmartRent, Inc. (x)*	5,265	12,794
TTM Technologies, Inc.*	4,542	68,493
Velodyne Lidar, Inc. (x)*	8,261	6,102
Vishay Intertechnology, Inc.	5,937	128,061
Vishay Precision Group, Inc.*	544	21,026

		9,092,408

IT Services (0.8%)
AvidXchange Holdings, Inc.*	6,537	64,978
BigCommerce Holdings, Inc.*	2,879	25,162
Brightcove, Inc.*	2,128	11,129
Cantaloupe, Inc.*	2,931	12,750
Cass Information Systems, Inc.	589	26,988
Cerberus Cyber Sentinel Corp. (x)*	2,056	5,243
Conduent, Inc.*	7,297	29,553
CSG Systems International, Inc.	1,362	77,906
Cyxtera Technologies, Inc. (x)*	1,989	3,819
DigitalOcean Holdings, Inc.*	3,231	82,294
Edgio, Inc.*	5,988	6,766
Evertec, Inc.	2,703	87,523
Evo Payments, Inc., Class A*	2,070	70,049
ExlService Holdings, Inc.*	1,465	248,215
Fastly, Inc., Class A*	5,048	41,343
Flywire Corp. (x)*	2,516	61,566
Grid Dynamics Holdings, Inc.*	2,569	28,824
Hackett Group, Inc. (The)	1,241	25,279
I3 Verticals, Inc., Class A*	972	23,658
IBEX Holdings Ltd.*	303	7,530
Information Services Group, Inc.	1,713	7,880
International Money Express, Inc.*	1,371	33,411
Marqeta, Inc., Class A*	19,831	121,167
Maximus, Inc.	2,732	200,338
MoneyGram International, Inc.*	4,514	49,157
Paya Holdings, Inc.*	3,831	30,150
Payoneer Global, Inc.*	9,831	53,776
Paysafe Ltd. (x)*	1,274	17,696
Perficient, Inc.*	1,567	109,424
PFSweb, Inc.	745	4,582
Priority Technology Holdings, Inc. (x)*	1,212	6,375
Rackspace Technology, Inc. (x)*	2,614	7,711
Remitly Global, Inc.*	4,413	50,529
Repay Holdings Corp.*	3,836	30,880
Sabre Corp. (x)*	15,110	93,380
Squarespace, Inc., Class A*	1,411	31,282
StoneCo Ltd., Class A*	12,690	119,794
TTEC Holdings, Inc.	825	36,407
Tucows, Inc., Class A (x)*	375	12,720
Unisys Corp.*	3,195	16,326
Verra Mobility Corp.*	6,496	89,840

		2,063,400

Semiconductors & Semiconductor Equipment (1.9%)
ACM Research, Inc., Class A*	2,122	16,361
Alpha & Omega Semiconductor Ltd.*	997	28,484
Ambarella, Inc.*	1,656	136,173
Amkor Technology, Inc.	4,462	106,999
Atomera, Inc. (x)*	1,021	6,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Axcelis Technologies, Inc.*	1,431	$113,564
AXT, Inc.*	1,763	7,722
CEVA, Inc.*	1,063	27,191
Cohu, Inc.*	48,654	1,559,361
Credo Technology Group Holding Ltd. (x)*	4,311	57,379
Diodes, Inc.*	2,027	154,336
FormFactor, Inc.*	3,587	79,739
Ichor Holdings Ltd.*	1,228	32,935
Impinj, Inc.*	973	106,232
indie Semiconductor, Inc., Class A (x)*	4,375	25,506
Kulicke & Soffa Industries, Inc.	2,536	112,243
MACOM Technology Solutions Holdings, Inc.*	2,315	145,799
MaxLinear, Inc.*	3,185	108,131
Onto Innovation, Inc.*	18,042	1,228,480
PDF Solutions, Inc.*	1,397	39,842
Photronics, Inc.*	2,599	43,741
Power Integrations, Inc.	2,580	185,038
Rambus, Inc.*	4,848	173,655
Rigetti Computing, Inc. (x)*	1,401	1,022
Rockley Photonics Holdings Ltd. (x)*	4,377	613
Semtech Corp.*	2,833	81,279
Silicon Laboratories, Inc.*	1,503	203,912
SiTime Corp. (x)*	759	77,129
SkyWater Technology, Inc.*	409	2,908
SMART Global Holdings, Inc.*	2,101	31,263
Synaptics, Inc.*	1,819	173,096
Transphorm, Inc. (x)*	915	4,978
Ultra Clean Holdings, Inc.*	2,119	70,245
Veeco Instruments, Inc.*	2,579	47,918

		5,189,625

Software (3.5%)
8x8, Inc.*	4,741	20,481
A10 Networks, Inc.	3,095	51,470
ACI Worldwide, Inc.*	171,290	3,939,670
Adeia, Inc.	4,562	43,248
Agilysys, Inc.*	862	68,219
Alarm.com Holdings, Inc.*	2,216	109,648
Alkami Technology, Inc. (x)*	1,588	23,169
Altair Engineering, Inc., Class A*	2,440	110,947
American Software, Inc., Class A	1,376	20,200
Amplitude, Inc., Class A (x)*	2,498	30,176
Appfolio, Inc., Class A*	896	94,420
Appian Corp., Class A*	1,894	61,669
Applied Digital Corp. (x)*	3,842	7,069
Arteris, Inc.*	924	3,973
Asana, Inc., Class A (x)*	3,224	44,394
Avaya Holdings Corp. (x)*	4,100	804
AvePoint, Inc. (x)*	5,585	22,954
Benefitfocus, Inc.*	1,197	12,521
Blackbaud, Inc.*	2,122	124,901
Blackline, Inc.*	2,511	168,915
Blend Labs, Inc., Class A (x)*	8,219	11,835
Box, Inc., Class A*	6,342	197,426
C3.ai, Inc., Class A*	2,564	28,691
Cerence, Inc.*	1,720	31,872
Cipher Mining, Inc.*	3,003	1,682
Cleanspark, Inc. (x)*	1,702	3,472
Clear Secure, Inc., Class A (x)	2,724	74,719
CommVault Systems, Inc.*	2,038	128,068
Consensus Cloud Solutions, Inc.*	918	49,352
Couchbase, Inc. (x)*	1,126	14,931
CS Disco, Inc.*	1,040	6,573
Cvent Holding Corp. (x)*	2,002	10,811
Digimarc Corp. (x)*	505	9,337
Digital Turbine, Inc.*	4,132	62,972
Domo, Inc., Class B*	1,316	18,740
Duck Creek Technologies, Inc.*	3,447	41,536
E2open Parent Holdings, Inc. (x)*	8,722	51,198
Ebix, Inc. (x)	1,154	23,034
eGain Corp.*	1,063	9,599
Enfusion, Inc., Class A (x)*	1,047	10,124
EngageSmart, Inc.*	1,556	27,386
Envestnet, Inc.*	2,407	148,512
Everbridge, Inc.*	1,776	52,534
EverCommerce, Inc. (x)*	1,085	8,072
ForgeRock, Inc., Class A (x)*	1,668	37,980
Greenidge Generation Holdings, Inc. (x)*	522	151
Instructure Holdings, Inc. (x)*	767	17,978
Intapp, Inc.*	663	16,535
InterDigital, Inc.	1,306	64,621
IronNet, Inc. (x)*	2,763	635
Kaleyra, Inc. (x)*	2,210	1,669
KnowBe4, Inc., Class A*	3,189	79,023
Latch, Inc.*	3,810	2,705
LivePerson, Inc.*	3,115	31,586
LiveRamp Holdings, Inc.*	3,113	72,969
LiveVox Holdings, Inc. (x)*	1,001	2,973
Marathon Digital Holdings, Inc. (x)*	6,247	21,365
Matterport, Inc. (x)*	9,784	27,395
MeridianLink, Inc. (x)*	1,097	15,062
MicroStrategy, Inc., Class A (x)*	412	58,327
Mitek Systems, Inc.*	1,848	17,907
Model N, Inc.*	1,597	64,774
Momentive Global, Inc.*	6,373	44,611
N-able, Inc.*	2,994	30,778
NextNav, Inc. (x)*	3,167	9,279
Olo, Inc., Class A*	4,008	25,050
ON24, Inc.*	1,827	15,767
OneSpan, Inc.*	1,741	19,482
PagerDuty, Inc.*	3,987	105,895
PowerSchool Holdings, Inc., Class A*	1,996	46,068
Progress Software Corp.	1,992	100,496
PROS Holdings, Inc.*	1,789	43,401
Q2 Holdings, Inc.*	2,446	65,724
Qualys, Inc.*	1,756	197,076
Rapid7, Inc.*	2,726	92,629
Rimini Street, Inc.*	2,281	8,691
Riot Blockchain, Inc. (x)*	7,589	25,727
Sapiens International Corp. NV	1,367	25,262
SecureWorks Corp., Class A*	567	3,623
ShotSpotter, Inc.*	440	14,885
Software AG (x)	25,439	659,539
SolarWinds Corp.*	2,086	19,525
Sprout Social, Inc., Class A*	2,135	120,542
SPS Commerce, Inc.*	1,649	211,781
Sumo Logic, Inc.*	5,026	40,711
Telos Corp.*	2,599	13,229
Tenable Holdings, Inc.*	5,084	193,955
Terawulf, Inc. (x)*	962	640
Upland Software, Inc.*	1,436	10,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
UserTesting, Inc. (x)*	2,036	$15,290
Varonis Systems, Inc.*	4,979	119,197
Verint Systems, Inc.*	2,928	106,228
Veritone, Inc. (x)*	1,365	7,234
Viant Technology, Inc., Class A (x)*	614	2,468
Weave Communications, Inc. (x)*	1,400	6,412
WM Technology, Inc.*	3,158	3,190
Workiva, Inc.*	2,173	182,467
Xperi, Inc.*	1,991	17,143
Yext, Inc.*	5,206	33,995
Zeta Global Holdings Corp., Class A*	5,475	44,731
Zuora, Inc., Class A*	5,457	34,707

		9,232,646

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	1,534	40,789
CompoSecure, Inc. (x)*	350	1,719
Corsair Gaming, Inc.*	1,755	23,815
Diebold Nixdorf, Inc.*	3,448	4,896
Eastman Kodak Co. (x)*	2,333	7,116
IonQ, Inc. (x)*	5,271	18,185
Super Micro Computer, Inc.*	2,097	172,164
Turtle Beach Corp.*	714	5,119
Xerox Holdings Corp.	5,374	78,460

		352,263

Total Information Technology		30,327,278

Materials (6.0%)
Chemicals (3.3%)
AdvanSix, Inc.	1,296	49,274
American Vanguard Corp.	1,295	28,114
Amyris, Inc. (x)*	8,932	13,666
Ashland, Inc.	7,111	764,646
Aspen Aerogels, Inc. (x)*	1,457	17,178
Avient Corp.	18,322	618,551
Balchem Corp.	1,442	176,083
Cabot Corp.	2,517	168,236
Chase Corp.	320	27,603
Danimer Scientific, Inc. (x)*	4,358	7,801
Diversey Holdings Ltd.*	3,468	14,774
Ecovyst, Inc.*	3,264	28,919
Elementis plc*	1,342,387	1,953,946
FutureFuel Corp.	1,238	10,065
Hawkins, Inc.	879	33,929
HB Fuller Co.	2,390	171,172
Ingevity Corp.*	1,716	120,875
Innospec, Inc.	1,133	116,540
Intrepid Potash, Inc.*	495	14,291
Koppers Holdings, Inc.	889	25,070
Kronos Worldwide, Inc.	1,106	10,396
Livent Corp.*	7,358	146,203
LSB Industries, Inc.*	3,235	43,026
Mativ Holdings, Inc.	2,382	49,784
Minerals Technologies, Inc.	40,592	2,464,746
Origin Materials, Inc. (x)*	4,668	21,520
Orion Engineered Carbons SA	2,648	47,161
Perimeter Solutions SA (x)*	5,139	46,970
PureCycle Technologies, Inc. (x)*	4,731	31,982
Quaker Chemical Corp.	623	103,979
Rayonier Advanced Materials, Inc.*	2,704	25,958
Sensient Technologies Corp.	1,906	138,986
Stepan Co.	983	104,650
Tredegar Corp.	1,302	13,306
Trinseo plc	1,532	34,792
Tronox Holdings plc	92,233	1,264,514
Valhi, Inc.	115	2,530

		8,911,236

Construction Materials (0.9%)
Summit Materials, Inc., Class A*	86,904	2,467,204
United States Lime & Minerals, Inc.	93	13,091

		2,480,295

Containers & Packaging (0.1%)
Cryptyde, Inc. (x)*	809	155
Greif, Inc., Class A	1,164	78,058
Greif, Inc., Class B	236	18,462
Myers Industries, Inc.	1,606	35,702
O-I Glass, Inc.*	7,125	118,061
Pactiv Evergreen, Inc.	2,010	22,834
Ranpak Holdings Corp.*	1,818	10,490
TriMas Corp.	1,834	50,875

		334,637

Metals & Mining (1.6%)
5E Advanced Materials, Inc. (x)*	2,027	15,973
Alcoa Corp.	25,451	1,157,257
Alpha Metallurgical Resources, Inc.	701	102,619
Arconic Corp.*	34,226	724,222
ATI, Inc.*	5,634	168,231
Carpenter Technology Corp.	2,123	78,424
Century Aluminum Co.*	2,461	20,131
Coeur Mining, Inc.*	12,606	42,356
Commercial Metals Co.	21,136	1,020,869
Compass Minerals International, Inc.	1,511	61,951
Constellium SE*	5,977	70,708
Dakota Gold Corp. (x)*	2,064	6,295
Haynes International, Inc.	536	24,490
Hecla Mining Co.	25,163	139,906
Hycroft Mining Holding Corp. (x)*	6,513	3,466
Ivanhoe Electric, Inc. (x)*	651	7,910
Kaiser Aluminum Corp.	693	52,640
Materion Corp.	954	83,485
Novagold Resources, Inc.*	10,449	62,485
Olympic Steel, Inc.	449	15,077
Piedmont Lithium, Inc.*	773	34,027
PolyMet Mining Corp. (x)*	1,501	3,978
Ramaco Resources, Inc.	1,004	8,825
Ryerson Holding Corp.	816	24,692
Schnitzer Steel Industries, Inc., Class A	1,107	33,930
SunCoke Energy, Inc.	3,648	31,482
TimkenSteel Corp.*	2,218	40,301
Warrior Met Coal, Inc.	2,307	79,915
Worthington Industries, Inc.	1,369	68,053

		4,183,698

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	732	27,677
Glatfelter Corp.	2,017	5,607
Resolute Forest Products, Inc.*	2,036	43,957
Sylvamo Corp.	1,588	77,161

		154,402

Total Materials		16,064,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Real Estate (4.7%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	3,846	$55,190
Agree Realty Corp. (REIT)	3,935	279,110
Alexander & Baldwin, Inc. (REIT)	76,945	1,441,180
Alexander’s, Inc. (REIT)	94	20,686
American Assets Trust, Inc. (REIT)	2,162	57,293
Apartment Investment and Management Co. (REIT), Class A	6,557	46,686
Apple Hospitality REIT, Inc. (REIT)	9,784	154,392
Armada Hoffler Properties, Inc. (REIT)	2,939	33,798
Ashford Hospitality Trust, Inc. (REIT) (x)*	1,470	6,571
Bluerock Homes Trust, Inc. (REIT)*	160	3,410
Braemar Hotels & Resorts, Inc. (REIT)	2,943	12,096
Brandywine Realty Trust (REIT)	7,431	45,701
Broadstone Net Lease, Inc. (REIT)	7,882	127,767
BRT Apartments Corp. (REIT)	500	9,820
CareTrust REIT, Inc. (REIT)	4,525	84,074
CBL & Associates Properties, Inc. (REIT) (x)	1,157	26,704
Centerspace (REIT)	660	38,722
Chatham Lodging Trust (REIT)	2,379	29,190
City Office REIT, Inc. (REIT)	1,704	14,280
Clipper Realty, Inc. (REIT)	606	3,878
Community Healthcare Trust, Inc. (REIT)	1,007	36,051
Corporate Office Properties Trust (REIT)	5,135	133,202
CTO Realty Growth, Inc. (REIT)	870	15,904
DiamondRock Hospitality Co. (REIT)	9,184	75,217
Diversified Healthcare Trust (REIT)	11,373	7,356
Easterly Government Properties, Inc. (REIT)	4,562	65,100
Elme Communities (REIT)	3,828	68,138
Empire State Realty Trust, Inc. (REIT), Class A	5,826	39,267
Equity Commonwealth (REIT)	4,786	119,506
Essential Properties Realty Trust, Inc. (REIT)	6,360	149,269
Farmland Partners, Inc. (REIT)	2,494	31,075
Four Corners Property Trust, Inc. (REIT)	3,929	101,879
Franklin Street Properties Corp. (REIT)	4,867	13,287
Getty Realty Corp. (REIT) (x)	1,852	62,690
Gladstone Commercial Corp. (REIT)	1,744	32,264
Gladstone Land Corp. (REIT) (x)	1,411	25,892
Global Medical REIT, Inc. (REIT)	2,672	25,331
Global Net Lease, Inc. (REIT)	4,572	57,470
Hersha Hospitality Trust (REIT), Class A	1,375	11,715
Highwoods Properties, Inc. (REIT)	4,726	132,233
Independence Realty Trust, Inc. (REIT)	10,187	171,753
Indus Realty Trust, Inc. (REIT) (x)	234	14,857
Industrial Logistics Properties Trust (REIT)	2,845	9,303
Innovative Industrial Properties, Inc. (REIT)	1,265	128,208
InvenTrust Properties Corp. (REIT)	2,967	70,229
iStar, Inc. (REIT)	3,218	24,553
Kite Realty Group Trust (REIT)	9,869	207,742
LTC Properties, Inc. (REIT)	1,899	67,471
LXP Industrial Trust (REIT)	11,915	119,388
Macerich Co. (The) (REIT)	9,431	106,193
National Health Investors, Inc. (REIT)	1,922	100,367
Necessity Retail REIT, Inc. (The) (REIT)	5,691	33,748
NETSTREIT Corp. (REIT)	2,413	44,230
NexPoint Residential Trust, Inc. (REIT)	991	43,128
Office Properties Income Trust (REIT)	2,105	28,102
One Liberty Properties, Inc. (REIT)	714	15,865
Orion Office REIT, Inc. (REIT)	2,521	21,529
Outfront Media, Inc. (REIT)	6,411	106,294
Paramount Group, Inc. (REIT) (x)	8,285	49,213
Pebblebrook Hotel Trust (REIT)	6,085	81,478
Phillips Edison & Co., Inc. (REIT)	5,285	168,274
Physicians Realty Trust (REIT)	10,374	150,112
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	50,169
Plymouth Industrial REIT, Inc. (REIT)	1,720	32,990
Postal Realty Trust, Inc. (REIT), Class A	804	11,682
PotlatchDeltic Corp. (REIT)	3,619	159,200
Retail Opportunity Investments Corp. (REIT)	5,995	90,105
RLJ Lodging Trust (REIT)	7,628	80,781
RPT Realty (REIT)	3,512	35,260
Ryman Hospitality Properties, Inc. (REIT)	2,450	200,361
Sabra Health Care REIT, Inc. (REIT)	10,527	130,851
Safehold, Inc. (REIT) (x)	1,179	33,743
Saul Centers, Inc. (REIT)	517	21,032
Service Properties Trust (REIT)	7,221	52,641
SITE Centers Corp. (REIT)	9,114	124,497
STAG Industrial, Inc. (REIT)	41,424	1,338,409
Summit Hotel Properties, Inc. (REIT)	4,586	33,111
Sunstone Hotel Investors, Inc. (REIT)	229,602	2,217,955
Tanger Factory Outlet Centers, Inc. (REIT)	4,715	84,587
Terreno Realty Corp. (REIT)	3,365	191,368
UMH Properties, Inc. (REIT)	2,052	33,037
Uniti Group, Inc. (REIT)	10,621	58,734
Universal Health Realty Income Trust (REIT)	707	33,745
Urban Edge Properties (REIT)	5,731	80,750
Urstadt Biddle Properties, Inc. (REIT), Class A	1,586	30,055
Veris Residential, Inc. (REIT)*	3,836	61,107
Whitestone REIT (REIT)	2,031	19,579
Xenia Hotels & Resorts, Inc. (REIT)	5,009	66,019

		10,727,199

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	67	1,718
Anywhere Real Estate, Inc.*	4,700	30,033
Compass, Inc., Class A*	13,685	31,886
Cushman & Wakefield plc*	113,307	1,411,805
DigitalBridge Group, Inc.	7,422	81,197
Doma Holdings, Inc. (x)*	5,876	2,661
Douglas Elliman, Inc.	3,339	13,590
eXp World Holdings, Inc. (x)	3,153	34,935
Forestar Group, Inc.*	848	13,068
FRP Holdings, Inc.*	293	15,781
Kennedy-Wilson Holdings, Inc.	5,546	87,239
Marcus & Millichap, Inc.	1,139	39,239
Newmark Group, Inc., Class A	5,916	47,150
Offerpad Solutions, Inc. (x)*	3,015	1,388
RE/MAX Holdings, Inc., Class A	778	14,502
Redfin Corp. (x)*	4,947	20,975
RMR Group, Inc. (The), Class A	843	23,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
St Joe Co. (The)	1,643	$63,502
Stratus Properties, Inc.	244	4,707
Tejon Ranch Co.*	924	17,408
Transcontinental Realty Investors, Inc.*	56	2,474

		1,959,073

Total Real Estate		12,686,272

Utilities (2.0%)
Electric Utilities (0.6%)
ALLETE, Inc.	2,601	167,790
IDACORP, Inc.	6,782	731,439
MGE Energy, Inc.	1,671	117,638
Otter Tail Corp.	1,888	110,844
PNM Resources, Inc.	3,859	188,281
Portland General Electric Co.	4,049	198,401
Via Renewables, Inc.	571	2,918

		1,517,311

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A (x)	4,449	173,066
Chesapeake Utilities Corp.	762	90,053
New Jersey Resources Corp.	4,320	214,359
Northwest Natural Holding Co.	1,659	78,952
ONE Gas, Inc.	2,446	185,211
South Jersey Industries, Inc.	5,555	197,369
Southwest Gas Holdings, Inc.	3,031	187,558
Spire, Inc.	2,324	160,031

		1,286,599

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc. (x)*	1,839	11,990
Clearway Energy, Inc., Class A	1,690	50,565
Clearway Energy, Inc., Class C	3,634	115,816
Montauk Renewables, Inc.*	2,861	31,557
Ormat Technologies, Inc.	2,234	193,196
Sunnova Energy International, Inc. (x)*	4,580	82,486

		485,610

Multi-Utilities (0.5%)
Avista Corp.	3,230	143,218
Black Hills Corp.	15,239	1,071,911
NorthWestern Corp.	2,614	155,115
Unitil Corp.	671	34,463

		1,404,707

Water Utilities (0.2%)
American States Water Co.	1,670	154,558
Artesian Resources Corp., Class A	360	21,089
California Water Service Group	2,383	144,505
Global Water Resources, Inc.	270	3,586
Middlesex Water Co.	769	60,497
Pure Cycle Corp.*	795	8,332
SJW Group	1,248	101,325
York Water Co. (The)	624	28,067

		521,959

Total Utilities		5,216,186

Total Common Stocks (87.9%) (Cost $204,233,287)		235,533,993

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	1,387	$—

Total Consumer Discretionary		—

Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)*	1,038	—
Oncternal Therapeutics, Inc., CVR (r)*	36	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR*	2,917	2,917

Total Health Care		2,917

Total Rights (0.0%)† (Cost $2,636)		2,917

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.5%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	898,491	898,490
JPMorgan Prime Money Market Fund, IM Shares	16,362,404	16,370,585

Total Investment Companies		17,269,075

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $1,825,074, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $1,860,707. (xx)	$1,824,223	1,824,223
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $2,301,990, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $2,504,306. (xx)	2,300,000	2,300,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $800,391, collateralized by various Common Stocks; total market value $888,517. (xx)	800,000	800,000

Total Repurchase Agreements		4,924,223

Total Short-Term Investments (8.3%) (Cost $22,188,390)		22,193,298

Total Investments in Securities (96.2%) (Cost $226,424,313)		257,730,208
Other Assets Less Liabilities (3.8%)		10,242,681

Net Assets (100%)		$267,972,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $61,501 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $7,620,812. This was collateralized by $2,179,133 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/12/23 – 2/15/52 and by cash of $5,822,713 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	3,895	84,380	—	(13,596)	1,873	(24,398)	48,259	8,180	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,172	104,321	—	(16,452)	2,906	(24,369)	66,406	1,104	—

Total		188,701	—	(30,048)	4,779	(48,767)	114,665	9,284	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	290	3/2023	USD	25,678,050	(674,224)

					(674,224)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,671,137	$—		$—		$2,671,137
Consumer Discretionary	24,861,669	813,847		—		25,675,516
Consumer Staples	5,373,833	3,671,500		—	(a)	9,045,333
Energy	15,837,171	1,103,916		—		16,941,087
Financials	47,464,302	—		—		47,464,302
Health Care	22,846,793	—		—	(a)	22,846,793
Industrials	45,653,183	942,638		—		46,595,821
Information Technology	29,667,739	659,539		—		30,327,278
Materials	14,110,322	1,953,946		—		16,064,268
Real Estate	12,686,272	—		—		12,686,272
Utilities	5,216,186	—		—		5,216,186
Rights
Consumer Discretionary	—	—	(a)	—		— (a)
Health Care	—	2,917		—	(a)	2,917
Short-Term Investments
Investment Companies	17,269,075	—		—		17,269,075
Repurchase Agreements	—	4,924,223		—		4,924,223

Total Assets	$243,657,682	$14,072,526		$—		$257,730,208

Liabilities:
Futures	$(674,224)	$—		$—		$(674,224)

Total Liabilities	$(674,224)	$—		$—		$(674,224)

Total	$242,983,458	$14,072,526		$—		$257,055,984

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(674,224	)*

Total		$(674,224)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(11,280,055)	$(11,280,055)

Total	$(11,280,055)	$(11,280,055)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,144,251)	$(1,144,251)

Total	$(1,144,251)	$(1,144,251)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $23,174,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 2%)*	$91,204,358
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$127,441,942

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,258,951
Aggregate gross unrealized depreciation	(31,032,003)

Net unrealized appreciation	$31,226,948

Federal income tax cost of investments in securities and derivative instruments, if applicable	$225,829,036

For the year ended December 31, 2022, the Portfolio incurred approximately $12,049 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $113,609)	$114,665
Unaffiliated Issuers (Cost $221,386,481)	252,691,320
Repurchase Agreements (Cost $4,924,223)	4,924,223
Cash	14,025,081
Foreign cash (Cost $59)	56
Cash held as collateral at broker for futures	1,699,600
Receivable for securities sold	782,597
Dividends, interest and other receivables	334,452
Due from Custodian	16,192
Securities lending income receivable	15,089
Receivable for Portfolio shares sold	2,293
Other assets	1,213

Total assets	274,606,781

LIABILITIES
Payable for return of collateral on securities loaned	5,822,713
Payable for securities purchased	368,191
Investment management fees payable	129,796
Due to broker for futures variation margin	90,157
Payable for Portfolio shares redeemed	81,788
Administrative fees payable	30,137
Distribution fees payable – Class IB	24,243
Distribution fees payable – Class IA	410
Trustees’ fees payable	216
Accrued expenses	86,241

Total liabilities	6,633,892

NET ASSETS	$267,972,889

Net assets were comprised of:
Paid in capital	$252,601,866
Total distributable earnings (loss)	15,371,023

Net assets	$267,972,889

Class IA
Net asset value, offering and redemption price per share, $1,889,992 / 148,045 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

Class IB
Net asset value, offering and redemption price per share, $112,094,548 / 8,765,405 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.79

Class K
Net asset value, offering and redemption price per share, $153,988,349 / 12,057,719 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

(x)	Includes value of securities on loan of $7,620,812.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($9,284 of dividend income received from affiliates) (net of $40,445 foreign withholding tax)	$4,014,104
Interest	148,103
Securities lending (net)	179,760

Total income	4,341,967

EXPENSES
Investment management fees	2,077,515
Administrative fees	365,739
Distribution fees – Class IB	309,978
Custodian fees	136,400
Professional fees	60,696
Printing and mailing expenses	20,615
Trustees’ fees	9,776
Distribution fees – Class IA	5,573
Miscellaneous	25,112

Gross expenses	3,011,404
Less: Waiver from investment manager	(323,305)

Net expenses	2,688,099

NET INVESTMENT INCOME (LOSS)	1,653,868

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,779 realized gain (loss) from affiliates)	16,715,676
Futures contracts	(11,280,055)
Foreign currency transactions	(10,717)

Net realized gain (loss)	5,424,904

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(48,767) of change in unrealized appreciation (depreciation) from affiliates)	(65,352,857)
Futures contracts	(1,144,251)
Foreign currency translations	(442)

Net change in unrealized appreciation (depreciation)	(66,497,550)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(61,072,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,418,778)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,653,868	$1,606,581
Net realized gain (loss)	5,424,904	59,992,809
Net change in unrealized appreciation (depreciation)	(66,497,550)	6,346,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,418,778)	67,945,834

Distributions to shareholders:
Class IA	(77,669)	(499,400)
Class IB	(4,492,892)	(28,013,764)
Class K	(6,557,574)	(39,196,521)

Total distributions to shareholders	(11,128,135)	(67,709,685)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,789 and 25,225 shares, respectively ]	108,231	481,140
Capital shares issued in reinvestment of dividends and distributions [ 6,090 and 31,087 shares, respectively ]	77,669	499,400
Capital shares repurchased [ (35,459) and (24,142) shares, respectively ]	(488,207)	(454,144)

Total Class IA transactions	(302,307)	526,396

Class IB
Capital shares sold [ 844,710 and 1,398,050 shares, respectively ]	11,699,710	26,804,952
Capital shares issued in reinvestment of dividends and distributions [ 351,552 and 1,735,878 shares, respectively ]	4,492,892	28,013,764
Capital shares repurchased [ (1,722,561) and (2,357,657) shares, respectively ]	(23,807,082)	(44,508,906)

Total Class IB transactions	(7,614,480)	10,309,810

Class K
Capital shares sold [ 7,140 and 11,895 shares, respectively ]	99,630	220,725
Capital shares issued in reinvestment of dividends and distributions [ 512,380 and 2,431,006 shares, respectively ]	6,557,574	39,196,521
Capital shares repurchased [ (1,306,668) and (2,873,598) shares, respectively ]	(18,064,120)	(53,340,163)

Total Class K transactions	(11,406,916)	(13,922,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,323,703)	(3,086,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,870,616)	(2,850,562)
NET ASSETS:
Beginning of year	357,843,505	360,694,067

End of year	$267,972,889	$357,843,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021		2020	2019	2018
Net asset value, beginning of year	$16.03	$16.44		$15.58	$13.25	$17.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.05	(1)	0.09	0.13	0.09
Net realized and unrealized gain (loss)	(2.80)	3.09		1.76	3.23	(2.18)

Total from investment operations	(2.74)	3.14		1.85	3.36	(2.09)

Less distributions:
Dividends from net investment income	(0.06)	(0.07)		(0.11)	(0.14)	(0.10)
Distributions from net realized gains	(0.46)	(3.48)		(0.88)	(0.89)	(2.12)

Total dividends and distributions	(0.52)	(3.55)		(0.99)	(1.03)	(2.22)

Net asset value, end of year	$12.77	$16.03		$16.44	$15.58	$13.25

Total return	(17.08)%	19.65%		12.33%	25.53%	(12.86)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,890	$2,719		$2,260	$2,439	$2,337
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05	%(g)	1.09%	1.10%	1.10%
Before waivers (f)	1.16%	1.13	%(g)	1.15%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.41%	0.28	%(bb)	0.62%	0.86%	0.53%
Before waivers (f)	0.30%	0.20	%(bb)	0.56%	0.80%	0.48%
Portfolio turnover rate^	34%	37%		55%	41%	36%

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$16.05	$16.46		$15.60	$13.27	$17.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.05	(1)	0.09	0.13	0.09
Net realized and unrealized gain (loss)	(2.80)	3.09		1.76	3.23	(2.18)

Total from investment operations	(2.74)	3.14		1.85	3.36	(2.09)

Less distributions:
Dividends from net investment income	(0.06)	(0.07)		(0.11)	(0.14)	(0.10)
Distributions from net realized gains	(0.46)	(3.48)		(0.88)	(0.89)	(2.12)

Total dividends and distributions	(0.52)	(3.55)		(0.99)	(1.03)	(2.22)

Net asset value, end of year	$12.79	$16.05		$16.46	$15.60	$13.27

Total return	(17.06)%	19.61%		12.31%	25.49%	(12.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$112,095	$149,168		$140,170	$138,508	$119,355
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05	%(g)	1.09%	1.10%	1.10%
Before waivers (f)	1.16%	1.13	%(g)	1.15%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.41%	0.28	%(bb)	0.62%	0.86%	0.53%
Before waivers (f)	0.31%	0.20	%(bb)	0.56%	0.80%	0.48%
Portfolio turnover rate^	34%	37%		55%	41%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$16.03	$16.44		$15.57	$13.25	$17.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.10	(1)	0.12	0.17	0.14
Net realized and unrealized gain (loss)	(2.79)	3.08		1.77	3.22	(2.18)

Total from investment operations	(2.70)	3.18		1.89	3.39	(2.04)

Less distributions:
Dividends from net investment income	(0.10)	(0.11)		(0.14)	(0.18)	(0.15)
Distributions from net realized gains	(0.46)	(3.48)		(0.88)	(0.89)	(2.12)

Total dividends and distributions	(0.56)	(3.59)		(1.02)	(1.07)	(2.27)

Net asset value, end of year	$12.77	$16.03		$16.44	$15.57	$13.25

Total return	(16.87)%	19.91%		12.63%	25.74%	(12.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$153,988	$205,957		$218,265	$178,960	$119,209
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80	%(g)	0.84%	0.85%	0.85%
Before waivers (f)	0.91%	0.88	%(g)	0.90%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.66%	0.53	%(aa)	0.87%	1.12%	0.79%
Before waivers (f)	0.55%	0.45	%(aa)	0.80%	1.06%	0.74%
Portfolio turnover rate^	34%	37%		55%	41%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.09 for Class IA, Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Morgan Stanley Investment Management, Inc.

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(20.95)%	2.87%	6.20%
Portfolio – Class IB Shares	(20.96)	2.87	6.20
Portfolio – Class K Shares	(20.78)	3.13	6.46
International Proxy Index	(11.94)	1.55	4.65
MSCI ACWI (Net) Index	(18.37)	5.23	7.98

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (20.96)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI AC World (Net) Index, which returned (11.94)% and (18.37)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Consumer Discretionary Sector helped relative performance, due to a lack of ownership of Tesla Inc. and Amazon.com, Inc.

•

Stock selection was a key contributor to relative performance, including overweighting Grupo Financiero Banorte (Mexico) in Financials, Novo Nordisk A/S (Denmark) in Health Care, Analog Devices Inc. (United States) in IT and underweighting Apple, Inc. (United States) and Microsoft Corp. (United States) in IT.

•	The Real Estate sector contributed to relative results from both a sector allocation and security selection perspective.

What hurt performance during the year:

•	Both sector allocation and security selection detracted in several sectors of the Portfolio.

•	An overweight allocation to Information Technology detracted, including overweighting Intuit, Inc. (United States), Adobe, Inc. (United States) and Samsung Electronics Co. Ltd. (South Korea)

•	An overweight allocation to Communication Services detracted, including overweighting Alphabet, Inc. (United States), Meta Platforms, Inc. (United States) and Yandex NV (Russia)

•	Underweighting the Health Care, Energy and Consumer Staples sectors along with security selection within these sectors also detracted from relative performance.

•

During the year, the Portfolio reduced its equity exposure for 105 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Information Technology	$251,178,439	15.7%
Financials	206,152,585	12.9
Consumer Discretionary	155,115,106	9.7
Health Care	153,072,288	9.5
Industrials	142,495,369	8.9
Consumer Staples	91,000,551	5.7
Communication Services	87,625,252	5.5
Materials	71,331,225	4.4
Investment Companies	60,153,218	3.7
Energy	55,440,918	3.5
Real Estate	31,550,498	2.0
Utilities	27,676,872	1.7
Repurchase Agreements	4,685,784	0.3
Cash and Other	263,641,617	16.5

		100.0%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,028.90	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.99	5.27
Class IB
Actual	1,000.00	1,029.00	5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.99	5.26
Class K
Actual	1,000.00	1,030.00	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.25	4.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.03%, 1.03% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Ampol Ltd.	7,417	$142,810
ANZ Group Holdings Ltd.*	90,125	1,451,816
APA Group	34,011	249,163
Aristocrat Leisure Ltd.	17,888	371,704
ASX Ltd.	5,637	261,057
Aurizon Holdings Ltd.	57,725	146,597
BHP Group Ltd. (ASE Stock Exchange)	87,216	2,709,556
BHP Group Ltd. (London Stock Exchange)	64,737	2,011,380
BlueScope Steel Ltd.	13,912	159,508
Brambles Ltd.	42,819	351,880
Cochlear Ltd.	1,906	264,886
Coles Group Ltd.	39,827	453,383
Commonwealth Bank of Australia	50,863	3,553,046
Dexus (REIT)	30,449	160,667
Endeavour Group Ltd.	39,384	172,150
Flutter Entertainment plc*	5,036	688,942
Fortescue Metals Group Ltd.	51,327	716,742
Glencore plc	293,876	1,962,574
Goodman Group (REIT)	50,183	593,141
GPT Group (The) (REIT)	53,223	152,195
IDP Education Ltd.	6,377	118,010
IGO Ltd.	20,443	187,345
Insurance Australia Group Ltd.	76,726	248,135
Lendlease Corp. Ltd.	21,425	114,364
Lottery Corp. Ltd. (The)*	69,009	210,492
Macquarie Group Ltd.	11,045	1,255,537
Medibank Pvt Ltd.	85,718	172,165
Mineral Resources Ltd.	5,182	272,374
Mirvac Group (REIT)	122,073	177,032
National Australia Bank Ltd.	95,677	1,958,159
Newcrest Mining Ltd.	26,290	369,447
Northern Star Resources Ltd.	34,680	257,606
Orica Ltd.	12,051	123,566
Origin Energy Ltd.	54,818	288,132
Pilbara Minerals Ltd.*	76,100	194,298
Qantas Airways Ltd.*	24,206	99,049
QBE Insurance Group Ltd.	45,185	413,163
Ramsay Health Care Ltd.	5,289	232,986
REA Group Ltd.	1,645	124,096
Reece Ltd. (x)	6,909	66,561
Rio Tinto Ltd.	11,263	892,680
Rio Tinto plc	33,514	2,349,161
Santos Ltd.	96,905	471,081
Scentre Group (REIT)	151,100	296,284
SEEK Ltd.	10,439	148,900
Sonic Healthcare Ltd.	14,129	288,303
South32 Ltd.	137,109	373,403
Stockland (REIT)	66,198	163,607
Suncorp Group Ltd.	36,980	303,141
Telstra Group Ltd.	120,632	327,708
Transurban Group	91,992	812,973
Treasury Wine Estates Ltd.	22,455	208,076
Vicinity Ltd. (REIT)	119,708	163,006
Washington H Soul Pattinson & Co. Ltd.	6,496	122,335
Wesfarmers Ltd.	33,806	1,056,702
Westpac Banking Corp.	104,358	1,659,068
WiseTech Global Ltd.	4,551	157,251
Woodside Energy Group Ltd. (ASE Stock Exchange)	45,422	1,096,005
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	281,433
Woolworths Group Ltd.	36,127	825,478

		35,452,309

Austria (0.3%)
Erste Group Bank AG	10,005	320,224
Mondi plc (Johannesburg Stock Exchange)	233,956	4,006,839
Mondi plc (London Stock Exchange)	13,902	236,892
OMV AG	4,084	210,280
Verbund AG	2,119	178,400
voestalpine AG	3,612	95,811

		5,048,446

Belgium (0.2%)
Ageas SA/NV	4,962	220,005
Anheuser-Busch InBev SA/NV	26,269	1,582,293
D’ieteren Group	760	145,787
Elia Group SA/NV	1,028	146,136
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	119,073
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	1,478	117,995
KBC Group NV	7,452	479,258
Sofina SA	479	105,420
Solvay SA	2,109	213,251
UCB SA	3,910	307,882
Umicore SA	6,135	225,387
Warehouses De Pauw CVA (REIT)	4,545	129,901

		3,792,388

Brazil (1.0%)
Banco BTG Pactual SA*	434,057	1,968,147
Cia Brasileira de Aluminio	459,546	1,005,305
Itau Unibanco Holding SA (Preference) (q)	937,848	4,440,779
Lojas Renner SA	781,714	3,032,246
MercadoLibre, Inc.*	1,117	945,250
Petroleo Brasileiro SA (Preference) (q)	495,728	2,300,362
Raia Drogasil SA	384,034	1,725,325
StoneCo Ltd., Class A*	53,794	507,815
Yara International ASA	4,900	215,370

		16,140,599

Canada (0.0%)†
Canadian Pacific Railway Ltd.	4,451	332,000

Chile (0.2%)
Antofagasta plc	201,141	3,758,183

China (4.3%)
Airtac International Group	118,109	3,577,605
Alibaba Group Holding Ltd.*	324,300	3,583,506
BOC Hong Kong Holdings Ltd.	115,000	391,906
Budweiser Brewing Co. APAC Ltd. (m)	53,600	168,585
BYD Co. Ltd., Class H	94,000	2,319,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
China Construction Bank Corp., Class H	7,787,420	$4,878,704
China Mengniu Dairy Co. Ltd.*	708,000	3,210,987
China Merchants Bank Co. Ltd., Class H	494,000	2,762,570
China Resources Beer Holdings Co. Ltd.	440,000	3,075,031
China Tourism Group Duty Free Corp. Ltd., Class H (m)*	45,200	1,331,890
ESR Group Ltd. (m)	59,000	123,813
Hua Hong Semiconductor Ltd. (m)*	145,000	506,217
JD.com, Inc., Class A	49,654	1,400,792
JD.com, Inc. (ADR)	190,145	10,672,839
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	200,604	1,111,853
Kweichow Moutai Co. Ltd., Class A	10,047	2,495,961
Li Ning Co. Ltd.	217,500	1,887,864
Meituan, Class B (m)*	164,700	3,686,282
NARI Technology Co. Ltd., Class A	285,300	1,001,384
NXP Semiconductors NV	3,219	508,699
Postal Savings Bank of China Co. Ltd., Class H (m)(x)	3,532,000	2,194,646
Prosus NV*	24,724	1,705,721
Proya Cosmetics Co. Ltd., Class A	47,680	1,148,704
Shenzhou International Group Holdings Ltd.	236,400	2,659,157
Silergy Corp.	52,000	738,495
SITC International Holdings Co. Ltd.	40,000	88,963
Sungrow Power Supply Co. Ltd., Class A	94,898	1,526,187
Tencent Holdings Ltd.	198,200	8,481,100
Will Semiconductor Co. Ltd., Class A	23,220	257,495
Wilmar International Ltd.	59,800	186,177
Xinyi Glass Holdings Ltd.	56,000	104,317
Zijin Mining Group Co. Ltd., Class H	916,000	1,241,604

		69,028,510

Czech Republic (0.1%)
Komercni Banka A/S	34,900	1,011,532

Denmark (1.4%)
AP Moller - Maersk A/S, Class A	90	199,128
AP Moller - Maersk A/S, Class B	150	337,277
Carlsberg A/S, Class B	2,901	385,531
Chr Hansen Holding A/S	3,283	236,154
Coloplast A/S, Class B	3,530	412,616
Danske Bank A/S	20,042	396,120
Demant A/S*	2,745	76,085
DSV A/S	5,580	880,761
Genmab A/S*	1,982	839,100
Novo Nordisk A/S, Class B	115,213	15,556,774
Novozymes A/S, Class B	6,136	310,828
Orsted A/S (m)	5,719	519,722
Pandora A/S	2,704	189,990
ROCKWOOL A/S, Class B	261	61,354
Tryg A/S	10,876	258,874
Vestas Wind Systems A/S	30,101	875,714

		21,536,028

Finland (0.3%)
Elisa OYJ	4,044	214,108
Fortum OYJ	13,823	229,943
Kesko OYJ, Class B	8,577	189,317
Kone OYJ, Class B	10,271	531,039
Neste OYJ	12,770	588,068
Nokia OYJ	163,626	757,889
Nordea Bank Abp (Aquis Stock Exchange)	1,902	20,421
Nordea Bank Abp (Turquoise Stock Exchange)	99,204	1,061,741
Orion OYJ, Class B	3,302	181,114
Sampo OYJ, Class A	14,273	745,898
Stora Enso OYJ, Class R	15,656	220,380
UPM-Kymmene OYJ	15,970	597,131
Wartsila OYJ Abp	14,734	124,094

		5,461,143

France (4.9%)
Accor SA*	5,288	132,174
Adevinta ASA*	8,280	55,443
Aeroports de Paris*	894	119,814
Air Liquide SA	15,738	2,230,509
Airbus SE	108,827	12,933,149
Alstom SA (x)	9,689	236,680
Amundi SA (m)	1,892	107,340
Arkema SA	1,660	149,050
AXA SA	55,710	1,553,784
BioMerieux	1,289	135,111
BNP Paribas SA	33,113	1,887,489
Bollore SE	27,510	153,719
Bouygues SA	7,111	213,440
Bureau Veritas SA	9,136	240,677
Capgemini SE	4,915	820,494
Carrefour SA	17,995	301,269
Cie de Saint-Gobain	14,838	725,074
Cie Generale des Etablissements Michelin SCA	20,448	568,774
Covivio (REIT)	1,249	74,136
Credit Agricole SA	36,425	383,322
Danone SA	19,136	1,008,434
Dassault Aviation SA	780	132,089
Dassault Systemes SE	45,317	1,624,829
Edenred	7,665	417,470
Eiffage SA	2,575	253,369
Electricite de France SA	16,697	214,480
Engie SA	54,924	787,126
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	626,839
EssilorLuxottica SA (Turquoise Stock Exchange)	12,701	2,300,407
Eurazeo SE	1,297	80,665
Gecina SA (REIT)	1,429	145,548
Getlink SE	12,702	203,613
Hermes International	944	1,460,179
Ipsen SA	1,174	126,299
Kering SA	12,401	6,312,096
Klepierre SA (REIT)*	6,424	148,053
La Francaise des Jeux SAEM(m)	2,972	119,556
Legrand SA	8,072	646,495
L’Oreal SA	7,253	2,590,062
LVMH Moet Hennessy Louis Vuitton SE	26,378	19,197,881
Orange SA	59,466	590,786
Pernod Ricard SA	8,039	1,581,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Publicis Groupe SA	6,941	$441,490
Remy Cointreau SA	691	116,574
Renault SA*	5,983	200,301
Safran SA	10,179	1,273,973
Sanofi	34,217	3,290,623
Sartorius Stedim Biotech	803	260,020
SEB SA	744	62,319
Societe Generale SA	24,343	611,841
Sodexo SA	2,718	260,341
Teleperformance	1,767	421,234
Thales SA	3,166	404,313
TotalEnergies SE	74,635	4,685,727
Ubisoft Entertainment SA*	2,883	81,504
Unibail-Rodamco-Westfield (REIT) (x)*	3,577	186,204
Valeo	6,056	108,260
Veolia Environnement SA	20,088	516,077
Vinci SA	16,132	1,610,978
Vivendi SE	21,384	204,046
Wendel SE	835	77,942
Worldline SA (m)*	7,137	279,082

		78,681,806

Germany (2.5%)
adidas AG	5,150	702,664
Allianz SE (Registered)	15,483	3,329,672
Aroundtown SA	31,542	73,707
BASF SE	27,377	1,359,492
Bayer AG (Registered)	29,283	1,514,795
Bayerische Motoren Werke AG	10,008	893,255
Bayerische Motoren Werke AG (Preference) (q)	1,705	145,188
Bechtle AG	2,550	90,242
Beiersdorf AG	2,936	336,913
Brenntag SE	4,517	288,759
Carl Zeiss Meditec AG	1,094	138,069
Commerzbank AG*	31,184	294,954
Continental AG	3,233	193,734
Covestro AG (m)	6,015	235,337
Daimler Truck Holding AG*	13,830	428,511
Deutsche Bank AG (Registered)	61,604	698,215
Deutsche Boerse AG	5,659	977,709
Deutsche Lufthansa AG (Registered)*	18,604	154,637
Deutsche Post AG (Registered)	29,546	1,112,656
Deutsche Telekom AG (Registered)	97,658	1,948,379
Dr Ing hc F Porsche AG (Preference) (q)*	3,392	344,034
E.ON SE	67,758	677,009
Evonik Industries AG	6,527	125,309
Fresenius Medical Care AG & Co. KGaA	6,066	198,502
Fresenius SE & Co. KGaA	12,535	352,225
GEA Group AG	4,190	171,334
Hannover Rueck SE	1,851	367,550
HeidelbergCement AG	4,331	247,012
HelloFresh SE*	4,880	107,245
Henkel AG & Co. KGaA	3,234	208,576
Henkel AG & Co. KGaA (Preference) (q)	5,264	366,378
Infineon Technologies AG	88,245	2,685,551
Knorr-Bremse AG	2,258	123,368
LEG Immobilien SE	2,081	135,572
Mercedes-Benz Group AG	24,247	1,593,649
Merck KGaA	3,852	745,918
MTU Aero Engines AG	1,552	335,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,234	1,377,815
Nemetschek SE	1,797	91,736
Porsche Automobil Holding SE (Preference) (q)	4,528	248,360
Puma SE	3,277	198,896
Rational AG	159	94,462
Rheinmetall AG	1,331	265,078
RWE AG	19,148	852,469
SAP SE	68,653	7,083,663
Sartorius AG (Preference) (q)	744	294,196
Scout24 SE (m)	2,479	124,536
Siemens AG (Registered)	22,959	3,186,092
Siemens Energy AG	13,305	250,309
Siemens Healthineers AG (m)	8,619	431,141
Symrise AG	4,057	441,447
Telefonica Deutschland Holding AG	30,918	76,220
United Internet AG (Registered)	3,019	61,047
Volkswagen AG	880	139,086
Volkswagen AG (Preference) (q)	5,632	701,870
Vonovia SE	21,356	503,389
Zalando SE (m)*	6,833	242,179

		40,366,034

Hong Kong (0.8%)
AIA Group Ltd.	359,000	3,992,236
CK Asset Holdings Ltd.	62,264	383,294
CK Infrastructure Holdings Ltd.	17,500	91,587
CLP Holdings Ltd.	48,000	350,217
Futu Holdings Ltd. (ADR) (x)*	1,558	63,333
Hang Lung Properties Ltd.	63,000	123,168
Hang Seng Bank Ltd.	23,700	394,117
Henderson Land Development Co. Ltd.	39,474	137,810
HK Electric Investments & HK Electric Investments Ltd. (m)	73,500	48,683
HKT Trust & HKT Ltd.	118,260	144,995
Hong Kong & China Gas Co. Ltd.	332,856	316,419
Hong Kong Exchanges & Clearing Ltd.	36,028	1,556,431
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	134,396
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	8,740
Jardine Matheson Holdings Ltd.	4,700	239,700
Link REIT (REIT)	62,000	455,144
MTR Corp. Ltd.	48,000	254,284
New World Development Co. Ltd.	47,095	132,739
Power Assets Holdings Ltd.	43,000	235,508
Prudential plc	81,815	1,115,213
Sino Land Co. Ltd.	93,001	116,289
Sun Hung Kai Properties Ltd.	44,500	608,882
Swire Pacific Ltd., Class A	13,500	118,821
Swire Properties Ltd.	36,400	92,522
Techtronic Industries Co. Ltd.	41,500	463,093
WH Group Ltd. (m)	229,466	133,468
Wharf Real Estate Investment Co. Ltd.	52,100	303,704

		12,014,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
India (3.9%)
Bajaj Auto Ltd.	55,562	$2,428,563
Delhivery Ltd.*	275,705	1,104,586
DLF Ltd.	1,747,362	7,920,473
Eicher Motors Ltd.	36,293	1,415,989
Gland Pharma Ltd. (m)*	33,221	633,078
HDFC Bank Ltd. (ADR)	77,886	5,328,181
Hindalco Industries Ltd.	672,879	3,849,961
Housing Development Finance Corp. Ltd.	81,497	2,598,290
ICICI Bank Ltd.	580,698	6,253,050
ICICI Bank Ltd. (ADR)	203,868	4,462,671
ICICI Prudential Life Insurance Co. Ltd. (m)	270,645	1,476,394
Infosys Ltd.	147,414	2,687,415
Infosys Ltd. (ADR)	59,689	1,074,999
Macrotech Developers Ltd. (m)*	119,028	1,569,463
Mahindra & Mahindra Financial Services Ltd.	730,147	2,070,500
Mahindra & Mahindra Ltd.	174,143	2,629,511
MakeMyTrip Ltd.*	37,327	1,029,105
Max Healthcare Institute Ltd.*	371,851	1,975,669
Reliance Industries Ltd.	219,943	6,771,894
Star Health & Allied Insurance Co. Ltd.*	151,534	1,037,274
State Bank of India	629,683	4,671,056

		62,988,122

Indonesia (0.5%)
Bank Central Asia Tbk. PT	5,377,500	2,953,437
Bank Mandiri Persero Tbk. PT	4,024,500	2,565,804
Bank Rakyat Indonesia Persero Tbk. PT	5,746,400	1,823,492

		7,342,733

Ireland (0.2%)
AerCap Holdings NV*	4,106	239,462
AIB Group plc	32,077	124,162
Bank of Ireland Group plc	31,059	295,899
CRH plc	22,747	901,176
Kerry Group plc, Class A	4,771	430,224
Kingspan Group plc	4,430	239,855
Smurfit Kappa Group plc	7,628	282,196

		2,512,974

Israel (0.2%)
Azrieli Group Ltd.	1,321	87,908
Bank Hapoalim BM	37,550	339,359
Bank Leumi Le-Israel BM	47,137	393,670
Bezeq The Israeli Telecommunication Corp. Ltd.	61,825	106,742
Check Point Software Technologies Ltd.*	3,055	385,419
Elbit Systems Ltd.	807	131,536
ICL Group Ltd.	21,497	155,675
Israel Discount Bank Ltd., Class A	36,231	190,791
Mizrahi Tefahot Bank Ltd.	4,152	134,708
Nice Ltd.*	1,858	360,376
Nice Ltd. (ADR)*	2,414	464,212
Teva Pharmaceutical Industries Ltd. (ADR)*	34,129	311,256
Tower Semiconductor Ltd.*	3,333	145,516
Wix.com Ltd.*	1,647	126,539
ZIM Integrated Shipping Services Ltd. (x)	2,563	44,058

		3,377,765

Italy (0.6%)
Amplifon SpA	3,875	115,397
Assicurazioni Generali SpA	32,940	585,855
Brunello Cucinelli SpA	22,066	1,632,180
Coca-Cola HBC AG*	6,237	148,769
Davide Campari-Milano NV	16,268	165,155
DiaSorin SpA	734	102,457
Enel SpA	242,431	1,305,337
Eni SpA	76,299	1,085,124
Ferrari NV	3,798	813,927
FinecoBank Banca Fineco SpA	18,636	309,607
Infrastrutture Wireless Italiane SpA (m)	10,460	105,408
Intesa Sanpaolo SpA	501,785	1,116,168
Mediobanca Banca di Credito Finanziario SpA	16,737	160,958
Moncler SpA	6,291	333,343
Nexi SpA (m)*	17,705	139,603
Poste Italiane SpA (m)	16,309	159,321
Prysmian SpA	7,929	294,180
Recordati Industria Chimica e Farmaceutica SpA	2,833	117,513
Snam SpA	58,340	282,711
Telecom Italia SpA*	277,848	64,333
Terna - Rete Elettrica Nazionale	41,090	303,495
UniCredit SpA	57,625	818,679

		10,159,520

Japan (6.8%)
Advantest Corp.	5,800	374,764
Aeon Co. Ltd.	19,400	411,385
AGC, Inc. (x)	6,000	200,930
Aisin Corp.	4,600	123,728
Ajinomoto Co., Inc.	13,600	417,720
ANA Holdings, Inc.*	4,400	93,874
Asahi Group Holdings Ltd.	13,600	426,839
Asahi Intecc Co. Ltd.	6,400	105,529
Asahi Kasei Corp.	38,800	278,317
Astellas Pharma, Inc.	54,700	836,296
Azbil Corp.	3,000	76,006
Bandai Namco Holdings, Inc.	5,900	373,763
Bridgestone Corp. (x)	17,200	614,791
Brother Industries Ltd.	6,900	105,519
Canon, Inc. (x)	30,000	652,735
Capcom Co. Ltd.	4,700	150,770
Central Japan Railway Co.	4,300	530,947
Chiba Bank Ltd. (The)	16,500	120,946
Chubu Electric Power Co., Inc.	18,000	186,803
Chugai Pharmaceutical Co. Ltd. (x)	20,200	518,391
Concordia Financial Group Ltd.	33,900	142,068
CyberAgent, Inc.	12,600	112,137
Dai Nippon Printing Co. Ltd.	7,000	141,344
Daifuku Co. Ltd.	2,800	131,850
Dai-ichi Life Holdings, Inc.	29,100	663,863
Daiichi Sankyo Co. Ltd.	52,900	1,713,083
Daikin Industries Ltd.	7,600	1,169,765
Daito Trust Construction Co. Ltd.	1,900	196,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Daiwa House Industry Co. Ltd.	18,500	$428,387
Daiwa House REIT Investment Corp. (REIT)	69	154,256
Daiwa Securities Group, Inc.	39,800	176,801
Denso Corp.	13,100	652,405
Dentsu Group, Inc. (x)	6,686	211,166
Disco Corp.	900	258,877
East Japan Railway Co.	9,037	517,817
Eisai Co. Ltd.	7,700	510,674
ENEOS Holdings, Inc.	89,433	305,288
FANUC Corp.	5,800	876,585
Fast Retailing Co. Ltd.	1,800	1,104,496
Fuji Electric Co. Ltd.	3,900	149,474
FUJIFILM Holdings Corp.	10,700	540,136
Fujitsu Ltd.	5,900	791,897
GLP J-REIT (REIT)	128	147,565
GMO Payment Gateway, Inc.	1,200	99,848
Hakuhodo DY Holdings, Inc.	6,400	64,858
Hamamatsu Photonics KK	4,300	207,071
Hankyu Hanshin Holdings, Inc.	7,100	212,069
Hikari Tsushin, Inc. (x)	600	85,126
Hirose Electric Co. Ltd.	949	120,035
Hitachi Construction Machinery Co. Ltd.	3,200	72,149
Hitachi Ltd.	28,840	1,470,348
Honda Motor Co. Ltd.	48,600	1,122,792
Hoshizaki Corp.	3,400	120,596
Hoya Corp.	10,900	1,055,200
Hulic Co. Ltd. (x)	11,500	91,131
Ibiden Co. Ltd.	3,300	120,318
Idemitsu Kosan Co. Ltd.	5,839	136,587
Iida Group Holdings Co. Ltd.	4,600	70,136
Inpex Corp. (x)	31,900	339,320
Isuzu Motors Ltd.	17,200	202,746
Ito En Ltd.	1,700	62,047
ITOCHU Corp.	35,300	1,115,162
Itochu Techno-Solutions Corp.	2,900	67,838
Japan Airlines Co. Ltd.*	4,688	96,268
Japan Exchange Group, Inc.	14,400	208,199
Japan Metropolitan Fund Invest (REIT)	218	173,915
Japan Post Bank Co. Ltd.	10,800	92,825
Japan Post Holdings Co. Ltd.	70,900	599,387
Japan Post Insurance Co. Ltd.	5,300	93,731
Japan Real Estate Investment Corp. (REIT)	39	171,464
Japan Tobacco, Inc. (x)	36,000	729,930
JFE Holdings, Inc.	13,300	155,660
JSR Corp.	5,500	108,458
Kajima Corp.	12,000	140,445
Kakaku.com, Inc.	3,700	59,543
Kansai Electric Power Co., Inc. (The)	21,900	213,427
Kao Corp. (x)	14,000	560,576
KDDI Corp.	48,100	1,459,419
Keio Corp.	3,200	118,013
Keisei Electric Railway Co. Ltd.	3,299	94,390
Keyence Corp.	23,272	9,117,999
Kikkoman Corp.	4,500	237,961
Kintetsu Group Holdings Co. Ltd.	5,300	175,872
Kirin Holdings Co. Ltd. (x)	24,300	372,351
Kobayashi Pharmaceutical Co. Ltd.	1,500	103,208
Kobe Bussan Co. Ltd.	3,900	112,626
Koei Tecmo Holdings Co. Ltd.	3,480	63,427
Koito Manufacturing Co. Ltd.	6,600	99,925
Komatsu Ltd.	27,200	596,062
Konami Group Corp.	2,900	131,919
Kose Corp. (x)	1,000	109,875
Kubota Corp. (x)	30,400	420,884
Kurita Water Industries Ltd.	3,100	128,970
Kyocera Corp.	9,500	474,276
Kyowa Kirin Co. Ltd.	8,400	193,295
Lasertec Corp.	2,300	381,084
Lixil Corp.	8,300	126,549
M3, Inc.	13,000	354,419
Makita Corp.	7,000	164,279
Marubeni Corp.	46,100	532,166
Mazda Motor Corp.	17,660	135,235
McDonald’s Holdings Co. Japan Ltd. (x)	2,710	103,143
Meiji Holdings Co. Ltd.	3,244	166,600
Minebea Mitsumi, Inc.	11,300	169,707
MISUMI Group, Inc.	8,800	193,045
Mitsubishi Chemical Group Corp.	39,900	208,165
Mitsubishi Corp.	37,600	1,227,071
Mitsubishi Electric Corp.	57,000	570,478
Mitsubishi Estate Co. Ltd.	35,100	457,605
Mitsubishi HC Capital, Inc.	20,500	101,375
Mitsubishi Heavy Industries Ltd.	9,400	374,883
Mitsubishi UFJ Financial Group, Inc.	356,300	2,413,523
Mitsui & Co. Ltd.	43,000	1,262,412
Mitsui Chemicals, Inc.	5,700	129,210
Mitsui Fudosan Co. Ltd.	27,000	497,249
Mitsui OSK Lines Ltd. (x)	10,500	263,220
Mizuho Financial Group, Inc.	71,353	1,009,076
MonotaRO Co. Ltd.	7,800	110,367
MS&AD Insurance Group Holdings, Inc.	13,107	421,853
Murata Manufacturing Co. Ltd.	96,609	4,849,589
NEC Corp.	7,600	268,409
Nexon Co. Ltd. (x)	15,100	340,797
NGK Insulators Ltd.	6,500	83,107
Nidec Corp.	17,212	896,928
Nihon M&A Center Holdings, Inc.	9,400	116,676
Nintendo Co. Ltd.	33,000	1,391,009
Nippon Building Fund, Inc. (REIT) (x)	46	206,096
Nippon Express Holdings, Inc. (x)	2,300	132,140
Nippon Paint Holdings Co. Ltd. (x)	24,900	197,128
Nippon Prologis REIT, Inc. (REIT)	64	150,442
Nippon Sanso Holdings Corp.	4,700	68,616
Nippon Shinyaku Co. Ltd.	1,500	85,492
Nippon Steel Corp.	24,691	431,208
Nippon Telegraph & Telephone Corp.	35,636	1,021,507
Nippon Yusen KK (x)	14,100	334,128
Nissan Chemical Corp.	3,800	167,358
Nissan Motor Co. Ltd.	66,800	212,809
Nisshin Seifun Group, Inc.	6,180	77,839
Nissin Foods Holdings Co. Ltd.	1,700	134,974
Nitori Holdings Co. Ltd.	2,400	311,795
Nitto Denko Corp.	4,300	250,648
Nomura Holdings, Inc.	88,900	330,970
Nomura Real Estate Holdings, Inc.	3,500	75,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nomura Real Estate Master Fund, Inc. (REIT)	132	$163,944
Nomura Research Institute Ltd.	11,954	283,730
NTT Data Corp.	18,100	266,452
Obayashi Corp.	20,200	153,609
Obic Co. Ltd.	2,200	325,373
Odakyu Electric Railway Co. Ltd.	9,300	121,246
Oji Holdings Corp.	25,300	102,364
Olympus Corp.	36,700	657,714
Omron Corp.	15,900	775,979
Ono Pharmaceutical Co. Ltd.	10,600	249,008
Open House Group Co. Ltd.	2,500	91,817
Oracle Corp.	1,100	71,411
Oriental Land Co. Ltd.	6,000	875,952
ORIX Corp.	35,200	568,205
Osaka Gas Co. Ltd.	11,700	189,889
Otsuka Corp.	3,500	110,808
Otsuka Holdings Co. Ltd. (x)	11,400	373,948
Pan Pacific International Holdings Corp.	11,300	211,208
Panasonic Holdings Corp.	66,500	562,696
Persol Holdings Co. Ltd.	5,500	118,516
Rakuten Group, Inc. (x)*	27,000	122,615
Recruit Holdings Co. Ltd.	43,000	1,368,569
Renesas Electronics Corp.*	35,600	321,035
Resona Holdings, Inc.	65,805	362,619
Ricoh Co. Ltd.	17,500	134,277
Rohm Co. Ltd.	2,700	196,061
SBI Holdings, Inc.	7,560	144,990
SCSK Corp.	4,800	73,185
Secom Co. Ltd.	6,500	373,587
Seiko Epson Corp.	8,700	127,676
Sekisui Chemical Co. Ltd.	10,200	143,394
Sekisui House Ltd.	17,800	316,491
Seven & i Holdings Co. Ltd.	23,000	991,923
SG Holdings Co. Ltd.	8,600	119,918
Sharp Corp. (x)	6,699	48,236
Shimadzu Corp.	7,400	211,163
Shimano, Inc.	2,300	366,626
Shimizu Corp.	17,200	92,265
Shin-Etsu Chemical Co. Ltd.	11,200	1,384,639
Shionogi & Co. Ltd.	8,200	411,500
Shiseido Co. Ltd. (x)	12,100	596,610
Shizuoka Financial Group, Inc.	13,900	111,738
SMC Corp.	1,700	719,948
SoftBank Corp.	85,300	967,132
SoftBank Group Corp.	36,400	1,565,389
Sompo Holdings, Inc.	9,281	414,406
Sony Group Corp.	37,900	2,897,946
Square Enix Holdings Co. Ltd.	2,700	126,112
Subaru Corp.	17,900	276,533
SUMCO Corp.	10,700	143,248
Sumitomo Chemical Co. Ltd.	46,400	167,583
Sumitomo Corp.	33,400	558,872
Sumitomo Electric Industries Ltd.	21,300	244,177
Sumitomo Metal Mining Co. Ltd.	7,700	274,053
Sumitomo Mitsui Financial Group, Inc.	38,907	1,570,036
Sumitomo Mitsui Trust Holdings, Inc.	9,802	342,667
Sumitomo Realty & Development Co. Ltd.	9,600	228,296
Suntory Beverage & Food Ltd. (x)	4,300	147,440
Suzuki Motor Corp.	10,800	351,469
Sysmex Corp.	5,100	310,803
T&D Holdings, Inc.	14,800	214,489
Taisei Corp.	5,200	168,394
Takeda Pharmaceutical Co. Ltd.	44,790	1,403,015
TDK Corp.	97,800	3,230,440
Terumo Corp.	19,200	548,028
TIS, Inc.	6,700	177,659
Tobu Railway Co. Ltd.	5,900	138,464
Toho Co. Ltd.	3,400	131,606
Tokio Marine Holdings, Inc.	54,600	1,176,330
Tokyo Electric Power Co. Holdings, Inc.*	47,500	172,280
Tokyo Electron Ltd.	4,500	1,333,130
Tokyo Gas Co. Ltd.	11,700	230,452
Tokyu Corp.	15,600	197,674
Toppan, Inc.	8,200	122,088
Toray Industries, Inc.	43,200	242,465
Toshiba Corp.	11,900	417,370
Tosoh Corp.	8,100	96,899
TOTO Ltd.	4,400	150,869
Toyota Industries Corp.	4,500	248,247
Toyota Motor Corp.	318,070	4,392,730
Toyota Tsusho Corp.	6,600	245,664
Trend Micro, Inc. (x)*	3,800	177,781
Unicharm Corp.	11,900	459,534
USS Co. Ltd.	6,800	108,549
Welcia Holdings Co. Ltd.	2,900	67,948
West Japan Railway Co.	6,500	283,744
Yakult Honsha Co. Ltd.	4,000	260,896
Yamaha Corp.	4,200	157,452
Yamaha Motor Co. Ltd. (x)	8,700	199,535
Yamato Holdings Co. Ltd.	9,100	144,710
Yaskawa Electric Corp.	7,400	238,228
Yokogawa Electric Corp.	6,500	104,256
Z Holdings Corp.	82,600	208,955
ZOZO, Inc.	4,000	99,360

		108,601,875

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,341	100,213

Luxembourg (0.0%)†
ArcelorMittal SA	15,699	412,983
Eurofins Scientific SE	4,123	295,967

		708,950

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	63,000	416,478
Sands China Ltd.*	75,587	250,813

		667,291

Mexico (0.6%)
Gruma SAB de CV, Class B	26,120	348,937
Grupo Financiero Banorte SAB de CV, Class O	627,258	4,514,236
Wal-Mart de Mexico SAB de CV	1,218,085	4,305,632

		9,168,805

Netherlands (1.6%)
ABN AMRO Bank NV (CVA) (m)	13,166	182,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Adyen NV (m)*	646	$890,942
Aegon NV	55,694	282,468
Akzo Nobel NV	5,550	371,669
Argenx SE*	1,641	616,043
ASM International NV	1,390	350,630
ASML Holding NV	16,831	9,076,836
Euronext NV (m)	2,618	193,817
EXOR NV*	3,376	246,825
Heineken Holding NV	3,005	231,763
Heineken NV	7,620	716,822
IMCD NV	1,741	248,145
ING Groep NV	116,454	1,419,607
JDE Peet’s NV	3,068	88,738
Koninklijke Ahold Delhaize NV	31,170	895,541
Koninklijke DSM NV	5,206	636,967
Koninklijke KPN NV	98,243	303,925
Koninklijke Philips NV	27,010	404,896
NN Group NV	8,209	335,324
OCI NV	3,219	115,158
Randstad NV	3,642	222,063
Shell plc	217,901	6,127,415
Universal Music Group NV	21,384	515,265
Wolters Kluwer NV	7,825	818,864

		25,291,882

New Zealand (0.1%)
Auckland International Airport Ltd.*	38,801	192,398
Fisher & Paykel Healthcare Corp. Ltd.	17,951	257,574
Mercury NZ Ltd.	18,569	65,549
Meridian Energy Ltd.	39,738	132,203
Spark New Zealand Ltd.	57,640	197,617
Xero Ltd.*	4,108	196,540

		1,041,881

Norway (0.2%)
Aker BP ASA	9,651	299,574
DNB Bank ASA	27,657	548,945
Equinor ASA	29,131	1,046,085
Gjensidige Forsikring ASA	5,811	114,004
Kongsberg Gruppen ASA	2,732	115,897
Mowi ASA	12,641	215,741
Norsk Hydro ASA	41,858	313,269
Orkla ASA	23,377	169,276
Salmar ASA	1,800	70,701
Telenor ASA	20,314	189,936

		3,083,428

Panama (0.3%)
Copa Holdings SA, Class A*	56,269	4,679,893

Poland (0.2%)
LPP SA	1,385	3,366,599

Portugal (0.3%)
EDP - Energias de Portugal SA	81,585	406,621
Galp Energia SGPS SA, Class B	322,243	4,349,757
Jeronimo Martins SGPS SA	7,835	169,249

		4,925,627

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	102,115	208,896
CapitaLand Integrated Commercial Trust (REIT)	153,269	233,439
Capitaland Investment Ltd.	73,400	202,763
City Developments Ltd.	11,200	68,819
DBS Group Holdings Ltd.	54,900	1,390,330
Genting Singapore Ltd.	188,257	134,228
Grab Holdings Ltd., Class A*	33,095	106,566
Jardine Cycle & Carriage Ltd.	3,000	64,059
Keppel Corp. Ltd.	45,300	245,541
Mapletree Logistics Trust (REIT)	96,799	114,910
Mapletree Pan Asia Commercial Trust (REIT)	67,100	83,662
Oversea-Chinese Banking Corp. Ltd.	100,978	918,256
Sea Ltd. (ADR)*	11,040	574,411
Singapore Airlines Ltd.	41,750	172,374
Singapore Exchange Ltd.	25,000	167,052
Singapore Technologies Engineering Ltd.	43,300	108,299
Singapore Telecommunications Ltd.	245,200	470,482
STMicroelectronics NV	20,372	719,529
United Overseas Bank Ltd.	35,267	808,345
UOL Group Ltd.	14,743	73,968
Venture Corp. Ltd.	8,000	101,896

		6,967,825

South Africa (1.0%)
Anglo American Platinum Ltd.	38,224	3,205,451
Anglo American plc (Johannesburg Stock Exchange) (x)	168,389	6,573,922
Anglo American plc (London stock Exchange)	37,876	1,481,999
AVI Ltd.	174,476	772,300
Capitec Bank Holdings Ltd.	23,110	2,527,863
Woolworths Holdings Ltd.	497,152	1,943,695

		16,505,230

South Korea (1.4%)
Delivery Hero SE(m)*	5,000	239,674
KB Financial Group, Inc.	67,118	2,596,357
Kia Corp.*	23,078	1,089,923
Korea Zinc Co. Ltd.*	2,804	1,259,687
LG Chem Ltd.*	3,347	1,604,127
Samsung Electronics Co. Ltd.	238,203	10,524,569
Samsung SDI Co. Ltd.*	4,374	2,064,940
SK Hynix, Inc.	46,610	2,807,252

		22,186,529

Spain (0.8%)
Acciona SA	754	138,744
ACS Actividades de Construccion y Servicios SA	6,342	181,736
Aena SME SA (m)*	2,169	272,348
Amadeus IT Group SA*	45,470	2,363,092
Banco Bilbao Vizcaya Argentaria SA	181,995	1,097,596
Banco Santander SA	509,126	1,527,345
CaixaBank SA	131,180	515,628
Cellnex Telecom SA (m)	16,080	532,221
Corp. ACCIONA Energias Renovables SA	1,975	76,405
EDP Renovaveis SA	8,969	197,586
Enagas SA (x)	7,747	128,745
Endesa SA	8,902	168,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Ferrovial SA	14,638	$383,426
Grifols SA*	9,230	106,410
Iberdrola SA	181,294	2,121,143
Industria de Diseno Textil SA	32,208	856,755
Naturgy Energy Group SA	4,444	115,645
Red Electrica Corp. SA	13,473	234,505
Repsol SA	42,435	674,555
Telefonica SA	156,175	565,896

		12,257,827

Sweden (1.4%)
Alfa Laval AB	8,397	242,297
Assa Abloy AB, Class B	212,128	4,547,553
Atlas Copco AB, Class A	538,075	6,347,675
Atlas Copco AB, Class B	46,760	497,854
Boliden AB	8,053	301,944
Electrolux AB, Class B (x)	7,020	94,709
Embracer Group AB (x)*	19,518	88,454
Epiroc AB, Class A	19,369	352,397
Epiroc AB, Class B	12,138	195,013
EQT AB	8,886	187,856
Essity AB, Class B	18,153	475,447
Evolution AB (m)	5,568	541,814
Fastighets AB Balder, Class B*	20,004	93,015
Getinge AB, Class B	6,988	144,852
H & M Hennes & Mauritz AB, Class B (x)	22,732	244,511
Hexagon AB, Class B	58,017	606,032
Holmen AB, Class B	2,866	113,680
Husqvarna AB, Class B	12,854	90,072
Industrivarden AB, Class C	4,078	98,874
Industrivarden AB, Class A	4,026	97,806
Indutrade AB	8,346	168,842
Investment AB Latour, Class B	4,608	87,039
Investor AB, Class A	15,235	283,023
Investor AB, Class B	54,307	981,339
Kinnevik AB, Class B*	7,529	103,322
L E Lundbergforetagen AB, Class B	2,221	94,524
Lifco AB, Class B	7,122	118,861
Nibe Industrier AB, Class B	46,250	430,373
Sagax AB, Class B	5,809	131,658
Sandvik AB	31,298	565,082
Securitas AB, Class B	15,315	127,629
Skandinaviska Enskilda Banken AB, Class A	48,511	557,640
Skanska AB, Class B	10,666	168,655
SKF AB, Class B	11,878	181,161
Svenska Cellulosa AB SCA, Class B	17,463	220,822
Svenska Handelsbanken AB, Class A	43,043	433,530
Swedbank AB, Class A	26,603	452,015
Swedish Orphan Biovitrum AB*	5,161	106,684
Tele2 AB, Class B	15,589	127,134
Telefonaktiebolaget LM Ericsson, Class B	86,658	505,754
Telia Co. AB	77,333	197,578
Volvo AB, Class A	6,233	118,330
Volvo AB, Class B	44,838	809,889
Volvo Car AB, Class B (x)*	18,208	82,674

		22,415,413

Switzerland (1.7%)
ABB Ltd. (Registered)	47,147	1,430,752
Adecco Group AG (Registered)	4,823	158,880
Alcon, Inc.	14,868	1,015,909
Bachem Holding AG, Class B (x)	945	81,607
Baloise Holding AG (Registered)	1,286	198,467
Banque Cantonale Vaudoise (Registered)	904	86,768
Barry Callebaut AG (Registered)	111	219,563
BKW AG	634	86,737
Chocoladefabriken Lindt & Spruengli AG	32	326,351
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	308,225
Cie Financiere Richemont SA (Registered)	15,559	2,017,546
Clariant AG (Registered)*	6,089	96,473
Credit Suisse Group AG (Registered) (x)	100,521	300,481
EMS-Chemie Holding AG (Registered)	192	129,986
Geberit AG (Registered)	1,081	509,139
Givaudan SA (Registered)	280	857,881
Julius Baer Group Ltd.	6,567	382,522
Kuehne + Nagel International AG (Registered)	1,673	389,369
Logitech International SA (Registered)	4,997	308,364
Lonza Group AG (Registered)	5,930	2,905,838
Novartis AG (Registered)	64,891	5,866,262
Partners Group Holding AG	676	597,152
Schindler Holding AG	1,267	238,286
Schindler Holding AG (Registered)	626	112,926
SGS SA (Registered)	188	437,138
SIG Group AG*	9,115	199,127
Sika AG (Registered)	4,353	1,043,703
Sonova Holding AG (Registered)	1,647	390,620
Straumann Holding AG (Registered)	3,220	367,741
Swatch Group AG (The)	901	256,273
Swatch Group AG (The) (Registered)	1,422	73,880
Swiss Life Holding AG (Registered)	956	492,966
Swiss Prime Site AG (Registered)	2,365	205,002
Swisscom AG (Registered)	766	419,678
TE Connectivity Ltd.	3,909	448,753
Temenos AG (Registered)	1,822	99,982
UBS Group AG (Registered)	100,438	1,868,854
VAT Group AG (m)	825	225,556
Zurich Insurance Group AG	4,530	2,166,895

		27,321,652

Taiwan (1.7%)
Chailease Holding Co. Ltd.	297,000	2,096,891
CTBC Financial Holding Co. Ltd.	2,886,000	2,075,144
Delta Electronics, Inc.	514,000	4,791,235
Taiwan Semiconductor Manufacturing Co. Ltd.	701,133	10,231,106
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	94,062	7,006,678
Voltronic Power Technology Corp.	14,000	703,747

		26,904,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Thailand (0.1%)
Ngern Tid Lor PCL	1,504,146	$1,281,141

United Kingdom (3.3%)
3i Group plc	28,812	467,275
abrdn plc	68,559	156,859
Admiral Group plc	5,207	134,524
Ashtead Group plc	13,201	753,281
Associated British Foods plc	11,088	211,260
AstraZeneca plc	46,478	6,303,347
Auto Trader Group plc (m)	27,416	170,893
AVEVA Group plc	3,561	138,322
Aviva plc	83,682	447,969
BAE Systems plc	94,072	973,515
Barclays plc	499,075	956,441
Barratt Developments plc	31,695	152,045
Berkeley Group Holdings plc	3,528	160,925
BP plc	564,396	3,240,369
British American Tobacco plc	64,203	2,547,042
British Land Co. plc (The) (REIT)	27,402	130,887
BT Group plc	212,307	287,597
Bunzl plc	10,354	345,357
Burberry Group plc	11,607	284,855
CK Hutchison Holdings Ltd.	80,764	484,763
CNH Industrial NV	30,223	484,151
Coca-Cola Europacific Partners plc	5,944	328,822
Compass Group plc	53,173	1,232,636
Croda International plc	4,069	324,865
DCC plc	2,725	134,411
Diageo plc	68,174	3,008,292
Entain plc	18,209	290,912
Experian plc	27,446	933,377
Halma plc	10,985	262,153
Hargreaves Lansdown plc	11,072	114,607
HSBC Holdings plc	599,109	3,735,178
Imperial Brands plc	26,912	673,805
Informa plc	43,609	326,660
InterContinental Hotels Group plc	5,330	305,689
Intertek Group plc	4,667	227,605
J Sainsbury plc	51,928	136,669
JD Sports Fashion plc	80,275	122,427
Johnson Matthey plc	5,180	133,200
Just Eat Takeaway.com NV (m)*	5,582	118,011
Kingfisher plc	60,028	171,340
Land Securities Group plc (REIT)	21,924	164,702
Legal & General Group plc	178,629	538,804
Linde plc	6,149	2,005,681
Lloyds Banking Group plc	2,075,746	1,139,552
London Stock Exchange Group plc	9,823	847,437
M&G plc	72,027	163,574
Melrose Industries plc	136,091	221,289
National Grid plc	108,694	1,310,640
NatWest Group plc	161,452	517,637
Next plc	3,845	269,887
Ocado Group plc*	17,320	129,152
Pearson plc	20,825	236,457
Persimmon plc	9,283	136,580
Phoenix Group Holdings plc	22,878	168,329
Reckitt Benckiser Group plc	21,314	1,482,665
RELX plc (London Stock Exchange)	15,607	431,702
RELX plc (Turquoise Stock Exchange)	41,772	1,155,431
Rentokil Initial plc	73,716	452,724
Rolls-Royce Holdings plc*	260,442	293,451
Sage Group plc (The)	29,119	262,477
Schroders plc	22,758	119,958
Segro plc (REIT)	37,069	342,204
Severn Trent plc	7,435	238,286
Smith & Nephew plc	26,094	350,007
Smiths Group plc	11,178	216,016
Spirax-Sarco Engineering plc	2,124	272,573
SSE plc	32,361	669,783
St James’s Place plc	16,751	221,750
Standard Chartered plc	75,193	565,790
Taylor Wimpey plc	97,436	119,739
Tesco plc	225,013	609,890
Unilever plc (Cboe Europe)	57,126	2,866,125
Unilever plc (London Stock Exchange)	19,370	979,314
United Utilities Group plc	19,609	235,024
Vodafone Group plc	796,328	810,996
Whitbread plc	6,282	195,182
WPP plc	32,551	322,769

		52,475,913

United States (34.0%)
3M Co.	6,840	820,253
A O Smith Corp.	1,621	92,786
Abbott Laboratories	21,687	2,381,016
AbbVie, Inc.	21,996	3,554,774
Accenture plc, Class A	7,837	2,091,225
Activision Blizzard, Inc.	8,923	683,056
Adobe, Inc.*	26,539	8,931,170
Advance Auto Parts, Inc.	741	108,949
Advanced Micro Devices, Inc.*	20,055	1,298,962
AES Corp. (The)	8,372	240,779
Aflac, Inc.	7,030	505,738
Agilent Technologies, Inc.	34,724	5,196,447
Air Products and Chemicals, Inc.	2,741	844,941
Akamai Technologies, Inc.*	1,992	167,926
Alaska Air Group, Inc.*	1,589	68,232
Albemarle Corp.	1,468	318,350
Alexandria Real Estate Equities, Inc. (REIT)	1,861	271,092
Align Technology, Inc.*	911	192,130
Allegion plc	1,059	111,470
Alliant Energy Corp.	3,145	173,635
Allstate Corp. (The)	3,291	446,260
Alphabet, Inc., Class C*	65,857	5,843,492
Alphabet, Inc., Class A*	328,843	29,013,818
Altria Group, Inc.	22,291	1,018,922
Amazon.com, Inc.*	131,336	11,032,224
Amcor plc	18,836	224,337
Ameren Corp.	3,239	288,012
American Airlines Group, Inc.*	8,145	103,604
American Electric Power Co., Inc.	6,439	611,383
American Express Co.	7,435	1,098,521
American International Group, Inc.	9,241	584,401
American Tower Corp. (REIT)	5,779	1,224,339
American Water Works Co., Inc.	2,279	347,365
Ameriprise Financial, Inc.	1,317	410,074
AmerisourceBergen Corp.	2,025	335,563
AMETEK, Inc.	2,878	402,114
Amgen, Inc.	6,637	1,743,142
Amphenol Corp., Class A	7,456	567,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Analog Devices, Inc.	78,962	$12,952,137
ANSYS, Inc.*	1,091	263,575
Aon plc, Class A	2,573	772,260
APA Corp.	3,958	184,759
Apple, Inc.	185,994	24,166,200
Applied Materials, Inc.	10,701	1,042,063
Aptiv plc*	3,396	316,269
Arch Capital Group Ltd.*	4,627	290,483
Archer-Daniels-Midland Co.	6,833	634,444
Arista Networks, Inc.*	3,089	374,850
Arthur J Gallagher & Co.	2,636	496,991
Assurant, Inc.	637	79,663
AT&T, Inc.	88,646	1,631,973
Atmos Energy Corp.	1,746	195,674
Autodesk, Inc.*	2,661	497,261
Automatic Data Processing, Inc.	5,160	1,232,518
AutoZone, Inc.*	236	582,018
AvalonBay Communities, Inc. (REIT)	1,753	283,145
Avantor, Inc.*	59,050	1,245,365
Avery Dennison Corp.	1,018	184,258
Baker Hughes Co.	12,253	361,831
Ball Corp.	3,865	197,656
Bank of America Corp.	86,811	2,875,180
Bank of New York Mellon Corp. (The)	9,217	419,558
Bath & Body Works, Inc.	2,739	115,421
Baxter International, Inc.	6,312	321,723
Becton Dickinson and Co.	3,525	896,407
Berkshire Hathaway, Inc., Class B*	22,410	6,922,449
Best Buy Co., Inc.	2,482	199,081
Biogen, Inc.*	1,775	491,533
Bio-Rad Laboratories, Inc., Class A*	268	112,691
Bio-Techne Corp.	1,968	163,108
BlackRock, Inc.‡	1,869	1,324,430
Boeing Co. (The)*	6,996	1,332,668
Booking Holdings, Inc.*	482	971,365
BorgWarner, Inc.	2,969	119,502
Boston Properties, Inc. (REIT)	1,788	120,833
Boston Scientific Corp.*	33,797	1,563,787
Bristol-Myers Squibb Co.	26,445	1,902,718
Broadcom, Inc.	5,038	2,816,897
Broadridge Financial Solutions, Inc.	1,450	194,488
Brown & Brown, Inc.	2,939	167,435
Brown-Forman Corp., Class B	2,248	147,649
Cadence Design Systems, Inc.*	3,433	551,477
Caesars Entertainment, Inc.*	2,632	109,491
Camden Property Trust (REIT)	1,309	146,451
Campbell Soup Co.	2,524	143,237
Capital One Financial Corp.	4,684	435,425
Cardinal Health, Inc.	3,254	250,135
CarMax, Inc.*	1,977	120,380
Carnival Corp. (x)*	11,986	96,607
Carrier Global Corp.	10,549	435,146
Catalent, Inc.*	2,198	98,932
Caterpillar, Inc.	6,473	1,550,672
Cboe Global Markets, Inc.	1,329	166,750
CBRE Group, Inc., Class A*	3,868	297,681
CDW Corp.	1,695	302,693
Celanese Corp.	1,222	124,937
Centene Corp.*	7,013	575,136
CenterPoint Energy, Inc.	7,870	236,021
Ceridian HCM Holding, Inc.*	1,918	123,040
CF Industries Holdings, Inc.	2,498	212,830
CH Robinson Worldwide, Inc.	1,510	138,256
Charles River Laboratories International, Inc.*	4,976	1,084,270
Charles Schwab Corp. (The)	18,972	1,579,609
Charter Communications, Inc., Class A*	4,027	1,365,556
Chevron Corp.	22,127	3,971,575
Chipotle Mexican Grill, Inc.*	348	482,847
Chubb Ltd.	5,162	1,138,737
Church & Dwight Co., Inc.	3,045	245,457
Cigna Corp.	3,785	1,254,122
Cincinnati Financial Corp.	1,995	204,268
Cintas Corp.	1,078	486,846
Cisco Systems, Inc.	51,070	2,432,975
Citigroup, Inc.	24,006	1,085,791
Citizens Financial Group, Inc.	6,213	244,606
Clorox Co. (The)	1,544	216,670
CME Group, Inc.	4,505	757,561
CMS Energy Corp.	3,637	230,331
Coca-Cola Co. (The)	48,410	3,079,360
Cognizant Technology Solutions Corp., Class A	6,490	371,163
Colgate-Palmolive Co.	10,455	823,749
Comcast Corp., Class A	53,657	1,876,385
Comerica, Inc.	1,623	108,498
Computershare Ltd.	16,789	299,487
Conagra Brands, Inc.	5,981	231,465
ConocoPhillips	15,499	1,828,882
Consolidated Edison, Inc.	4,444	423,558
Constellation Brands, Inc., Class A	1,997	462,805
Constellation Energy Corp.	4,097	353,202
Cooper Cos., Inc. (The)	613	202,701
Copart, Inc.*	5,362	326,492
Corning, Inc.	9,536	304,580
Corteva, Inc.	8,806	517,617
CoStar Group, Inc.*	4,963	383,541
Costco Wholesale Corp.	5,505	2,513,032
Coterra Energy, Inc.	9,972	245,012
Crown Castle, Inc. (REIT)	5,340	724,318
CSL Ltd.	14,465	2,834,003
CSX Corp.	26,150	810,127
Cummins, Inc.	1,767	428,126
CVS Health Corp.	16,331	1,521,886
CyberArk Software Ltd.*	1,187	153,895
Danaher Corp.	13,190	3,500,890
Darden Restaurants, Inc.	1,523	210,677
Datadog, Inc., Class A*	6,136	450,996
DaVita, Inc.*	706	52,717
Deere & Co.	3,416	1,464,644
Delta Air Lines, Inc.*	8,037	264,096
Dentsply Sirona, Inc.	2,814	89,598
Devon Energy Corp.	8,208	504,874
Dexcom, Inc.*	4,804	544,005
Diamondback Energy, Inc.	2,228	304,746
Digital Realty Trust, Inc. (REIT)	3,602	361,173
Discover Financial Services	3,424	334,970
DISH Network Corp., Class A (x)*	2,744	38,526
Dollar General Corp.	2,793	687,776
Dollar Tree, Inc.*	2,646	374,250
Dominion Energy, Inc.	10,435	639,874
Domino’s Pizza, Inc.	433	149,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Dover Corp.	1,710	$231,551
Dow, Inc.	8,753	441,064
DR Horton, Inc.	3,819	340,426
DTE Energy Co.	2,428	285,363
Duke Energy Corp.	9,529	981,392
Dun & Bradstreet Holdings, Inc.	28,630	351,004
DuPont de Nemours, Inc.	6,101	418,712
DXC Technology Co.*	2,638	69,907
Eastman Chemical Co.	1,449	118,007
Eaton Corp. plc	4,915	771,409
eBay, Inc.	6,598	273,619
Ecolab, Inc.	7,955	1,157,930
Edison International	4,781	304,167
Edwards Lifesciences Corp.*	7,605	567,409
Electronic Arts, Inc.	3,211	392,320
Elevance Health, Inc.	2,971	1,524,034
Eli Lilly and Co.	9,809	3,588,525
Emerson Electric Co.	7,412	711,997
Enphase Energy, Inc.*	1,698	449,902
Entergy Corp.	2,550	286,875
EOG Resources, Inc.	7,346	951,454
EPAM Systems, Inc.*	7,551	2,474,765
EQT Corp.	4,637	156,870
Equifax, Inc.	24,392	4,740,829
Equinix, Inc. (REIT)	1,142	748,044
Equity Residential (REIT)	4,243	250,337
Essex Property Trust, Inc. (REIT)	803	170,172
Estee Lauder Cos., Inc. (The), Class A	2,855	708,354
Etsy, Inc.*	1,539	184,341
Everest Re Group Ltd.	470	155,697
Evergy, Inc.	2,877	181,050
Eversource Energy	4,342	364,033
Exelon Corp.	12,431	537,392
Expedia Group, Inc.*	1,906	166,966
Expeditors International of Washington, Inc.	1,939	201,501
Extra Space Storage, Inc. (REIT)	1,679	247,115
Exxon Mobil Corp.	51,223	5,649,897
F5, Inc.*	724	103,901
FactSet Research Systems, Inc.	476	190,976
Fastenal Co.	7,203	340,846
Federal Realty Investment Trust (REIT)	849	85,783
FedEx Corp.	2,996	518,907
Fidelity National Information Services, Inc.	19,422	1,317,783
Fifth Third Bancorp	8,601	282,199
First Republic Bank	2,290	279,128
First Solar, Inc.*	1,233	184,691
FirstEnergy Corp.	6,804	285,360
Fiserv, Inc.*	7,893	797,746
FleetCor Technologies, Inc.*	911	167,332
FMC Corp.	1,579	197,059
Ford Motor Co.	49,503	575,720
Fortinet, Inc.*	7,973	389,800
Fortive Corp.	4,458	286,426
Fox Corp., Class A	3,842	116,682
Fox Corp., Class B	1,580	44,951
Franklin Resources, Inc.	3,338	88,056
Freeport-McMoRan, Inc.	17,924	681,112
Garmin Ltd.	1,934	178,489
Gartner, Inc.*	991	333,115
Gen Digital, Inc.	7,421	159,032
Generac Holdings, Inc.*	755	75,998
General Dynamics Corp.	2,819	699,422
General Electric Co.	13,591	1,138,790
General Mills, Inc.	7,322	613,950
General Motors Co.	17,671	594,452
Genuine Parts Co.	1,773	307,633
Gilead Sciences, Inc.	15,567	1,336,427
Global Payments, Inc.	3,347	332,424
Globe Life, Inc.	1,078	129,953
Goldman Sachs Group, Inc. (The)	4,212	1,446,317
GSK plc	121,231	2,106,978
Haleon plc*	155,326	614,702
Halliburton Co.	11,368	447,331
Hartford Financial Services Group, Inc. (The)	3,884	294,524
Hasbro, Inc.	1,670	101,887
HCA Healthcare, Inc.	2,637	632,775
Healthpeak Properties, Inc. (REIT)	6,629	166,189
Henry Schein, Inc.*	1,670	133,383
Hershey Co. (The)	1,841	426,320
Hess Corp.	3,401	482,330
Hewlett Packard Enterprise Co.	16,286	259,925
Hilton Worldwide Holdings, Inc.	3,347	422,927
Holcim AG*	16,480	853,363
Hologic, Inc.*	3,129	234,080
Home Depot, Inc. (The)	12,733	4,021,845
Honeywell International, Inc.	8,362	1,791,977
Hormel Foods Corp.	3,628	165,255
Host Hotels & Resorts, Inc. (REIT)	8,961	143,824
Howmet Aerospace, Inc.	4,457	175,650
HP, Inc.	10,972	294,818
Humana, Inc.	1,586	812,333
Huntington Bancshares, Inc.	18,077	254,886
Huntington Ingalls Industries, Inc.	501	115,571
IDEX Corp.	946	216,000
IDEXX Laboratories, Inc.*	2,837	1,157,383
Illinois Tool Works, Inc.	3,476	765,763
Illumina, Inc.*	10,472	2,117,438
Incyte Corp.*	2,314	185,860
Ingersoll Rand, Inc.	5,054	264,071
Intel Corp.	51,466	1,360,246
Intercontinental Exchange, Inc.	6,881	705,922
International Business Machines Corp.	11,237	1,583,181
International Flavors & Fragrances, Inc.	3,196	335,069
International Paper Co.	4,520	156,528
Interpublic Group of Cos., Inc. (The)	4,843	161,320
Intuit, Inc.	31,071	12,093,455
Intuitive Surgical, Inc.*	11,897	3,156,869
Invesco Ltd.	5,360	96,426
Invitation Homes, Inc. (REIT)	7,268	215,424
IQVIA Holdings, Inc.*	13,824	2,832,399
Iron Mountain, Inc. (REIT)	3,633	181,105
J M Smucker Co. (The)	1,293	204,889
Jack Henry & Associates, Inc.	913	160,286
Jacobs Solutions, Inc.	1,568	188,270
James Hardie Industries plc (CHDI)	12,906	231,978
JB Hunt Transport Services, Inc.	1,041	181,509
Johnson & Johnson	32,519	5,744,481
Johnson Controls International plc	8,634	552,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	36,483	$4,892,370
Juniper Networks, Inc.	4,044	129,246
Kellogg Co.	3,197	227,754
Keurig Dr Pepper, Inc.	10,650	379,779
KeyCorp	11,563	201,427
Keysight Technologies, Inc.*	2,256	385,934
Kimberly-Clark Corp.	4,232	574,494
Kimco Realty Corp. (REIT)	7,752	164,187
Kinder Morgan, Inc.	24,851	449,306
KLA Corp.	1,777	669,982
Kraft Heinz Co. (The)	9,984	406,449
Kroger Co. (The)	8,162	363,862
L3Harris Technologies, Inc.	2,339	487,003
Laboratory Corp. of America Holdings	1,078	253,847
Lam Research Corp.	2,275	956,182
Lamb Weston Holdings, Inc.	1,711	152,895
Las Vegas Sands Corp.*	4,093	196,751
Leidos Holdings, Inc.	1,692	177,981
Lennar Corp., Class A	3,196	289,238
Lincoln National Corp.	2,058	63,222
Live Nation Entertainment, Inc.*	1,781	124,207
LKQ Corp.	3,029	161,779
Lockheed Martin Corp.	2,901	1,411,307
Loews Corp.	2,507	146,233
Lowe’s Cos., Inc.	7,720	1,538,133
Lumen Technologies, Inc.	12,748	66,545
LyondellBasell Industries NV, Class A	3,189	264,783
M&T Bank Corp.	2,115	306,802
Marathon Oil Corp.	7,899	213,826
Marathon Petroleum Corp.	5,829	678,437
MarketAxess Holdings, Inc.	468	130,521
Marriott International, Inc., Class A	12,293	1,830,305
Marsh & McLennan Cos., Inc.	6,169	1,020,846
Martin Marietta Materials, Inc.	782	264,293
Marvell Technology, Inc.	68,985	2,555,204
Masco Corp.	2,711	126,522
Mastercard, Inc., Class A	10,558	3,671,333
Match Group, Inc.*	3,520	146,045
McCormick & Co., Inc. (Non-Voting)	3,140	260,275
McDonald’s Corp.	9,110	2,400,758
McKesson Corp.	1,764	661,712
Medtronic plc	16,498	1,282,225
Merck & Co., Inc.	31,535	3,498,808
Meta Platforms, Inc., Class A*	86,488	10,407,966
MetLife, Inc.	8,198	593,289
Mettler-Toledo International, Inc.*	273	394,608
MGM Resorts International	4,090	137,138
Microchip Technology, Inc.	6,762	475,030
Micron Technology, Inc.	13,522	675,830
Microsoft Corp.	106,681	25,584,237
Mid-America Apartment Communities, Inc. (REIT)	1,447	227,165
Moderna, Inc.*	4,109	738,059
Mohawk Industries, Inc.*	645	65,932
Molina Healthcare, Inc.*	728	240,400
Molson Coors Beverage Co., Class B	2,314	119,217
Mondelez International, Inc., Class A	16,986	1,132,117
Monolithic Power Systems, Inc.	557	196,961
Monster Beverage Corp.*	4,696	476,785
Moody’s Corp.	1,978	551,110
Morgan Stanley	16,397	1,394,073
Mosaic Co. (The)	4,328	189,869
Motorola Solutions, Inc.	2,092	539,129
MSCI, Inc.	984	457,727
Nasdaq, Inc.	4,248	260,615
Nestle SA (Registered)	82,488	9,557,956
NetApp, Inc.	2,754	165,405
Netflix, Inc.*	5,534	1,631,866
Newell Brands, Inc.	4,451	58,219
Newmont Corp.	9,948	469,546
News Corp., Class A	4,701	85,558
News Corp., Class B	1,487	27,420
NextEra Energy, Inc.	24,627	2,058,817
NIKE, Inc., Class B	15,668	1,833,313
NiSource, Inc.	5,034	138,032
Nordson Corp.	649	154,280
Norfolk Southern Corp.	2,880	709,690
Northern Trust Corp.	2,612	231,136
Northrop Grumman Corp.	1,799	981,552
Norwegian Cruise Line Holdings Ltd. (x)*	5,467	66,916
NRG Energy, Inc.	2,839	90,337
Nucor Corp.	3,191	420,606
NVIDIA Corp.	38,252	5,590,147
NVR, Inc.*	36	166,053
Occidental Petroleum Corp.	9,044	569,682
Old Dominion Freight Line, Inc.	1,107	314,144
Omnicom Group, Inc.	2,565	209,227
ON Semiconductor Corp.*	5,430	338,669
ONEOK, Inc.	5,601	367,986
Oracle Corp. (Moscow Stock Exchange)	19,040	1,556,330
O’Reilly Automotive, Inc.*	778	656,655
Organon & Co.	3,181	88,845
Otis Worldwide Corp.	5,111	400,242
PACCAR, Inc.	4,358	431,311
Packaging Corp. of America	1,175	150,294
Paramount Global, Class B (x)	6,185	104,403
Parker-Hannifin Corp.	1,609	468,219
Paychex, Inc.	4,015	463,973
Paycom Software, Inc.*	609	188,979
PayPal Holdings, Inc.*	14,180	1,009,900
Pentair plc	2,039	91,714
PepsiCo, Inc.	17,136	3,095,790
PerkinElmer, Inc.	1,556	218,182
Pfizer, Inc.	69,819	3,577,526
PG&E Corp.*	20,181	328,143
Phathom Pharmaceuticals, Inc.*	32,064	359,758
Philip Morris International, Inc.	19,281	1,951,430
Phillips 66	5,879	611,886
Pinnacle West Capital Corp.	1,380	104,935
Pioneer Natural Resources Co.	2,936	670,553
PNC Financial Services Group, Inc. (The)‡	5,016	792,227
Pool Corp.	492	148,746
PPG Industries, Inc.	2,946	370,430
PPL Corp.	9,228	269,642
Principal Financial Group, Inc.	2,765	232,039
Procter & Gamble Co. (The)	29,474	4,467,079
Progressive Corp. (The)	7,234	938,322
Prologis, Inc. (REIT)	11,468	1,292,788
Prudential Financial, Inc.	4,541	451,648
PTC, Inc.*	1,281	153,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	6,253	$383,121
Public Storage (REIT)	1,980	554,776
PulteGroup, Inc.	2,872	130,762
QIAGEN NV*	6,701	337,207
Qorvo, Inc.*	1,304	118,195
QUALCOMM, Inc.	13,943	1,532,893
Qualtrics International, Inc., Class A*	55,633	577,471
Quanta Services, Inc.	1,793	255,502
Quest Diagnostics, Inc.	1,378	215,574
Ralph Lauren Corp.	486	51,356
Raymond James Financial, Inc.	2,435	260,180
Raytheon Technologies Corp.	18,285	1,845,322
Realty Income Corp. (REIT)	7,741	491,012
Regency Centers Corp. (REIT)	1,837	114,812
Regeneron Pharmaceuticals, Inc.*	1,327	957,417
Regions Financial Corp.	11,712	252,511
Republic Services, Inc.	2,574	332,020
ResMed, Inc.	1,835	381,919
Robert Half International, Inc.	1,321	97,529
Roche Holding AG	21,074	6,620,880
Roche Holding AG CHF 1	815	315,899
Rockwell Automation, Inc.	1,447	372,704
Rollins, Inc.	2,901	106,003
Roper Technologies, Inc.	1,329	574,248
Ross Stores, Inc.	4,279	496,664
Royal Caribbean Cruises Ltd.*	2,749	135,883
S&P Global, Inc.	38,180	12,788,009
Salesforce, Inc.*	12,472	1,653,662
SBA Communications Corp. (REIT)	1,352	378,979
Schlumberger Ltd.	17,729	947,792
Schneider Electric SE	16,171	2,262,795
Seagate Technology Holdings plc	2,448	128,789
Sealed Air Corp.	1,901	94,822
Sempra Energy	3,940	608,888
ServiceNow, Inc.*	2,501	971,063
Sherwin-Williams Co. (The)	2,956	701,547
Signature Bank	764	88,028
Simon Property Group, Inc. (REIT)	4,103	482,020
Skyworks Solutions, Inc.	2,005	182,716
Snap-on, Inc.	655	149,661
SolarEdge Technologies, Inc.*	689	195,173
Southern Co. (The)	13,541	966,963
Southwest Airlines Co.*	7,437	250,404
Splunk, Inc.*	10,742	924,779
Stanley Black & Decker, Inc.	1,853	139,197
Starbucks Corp.	14,259	1,414,493
State Street Corp.	4,608	357,443
Steel Dynamics, Inc.	2,075	202,727
Stellantis NV (Euronext Paris)	39,968	567,740
Stellantis NV (Italian Stock Exchange)	25,552	362,799
STERIS plc	1,249	230,678
Stryker Corp.	4,170	1,019,523
SVB Financial Group*	720	165,701
Swiss Re AG	9,104	851,472
Synchrony Financial	5,604	184,147
Synopsys, Inc.*	1,917	612,079
Sysco Corp.	6,233	476,513
T. Rowe Price Group, Inc.	2,727	297,407
Take-Two Interactive Software, Inc.*	1,964	204,511
Tapestry, Inc.	3,144	119,724
Targa Resources Corp.	2,840	208,740
Target Corp.	5,725	853,254
Teledyne Technologies, Inc.*	587	234,747
Teleflex, Inc.	588	146,782
Tenaris SA	14,242	248,271
Teradyne, Inc.	1,965	171,643
Tesla, Inc.*	33,385	4,112,364
Texas Instruments, Inc.	11,288	1,865,003
Textron, Inc.	2,651	187,691
Thermo Fisher Scientific, Inc.	4,878	2,686,266
TJX Cos., Inc. (The)	14,441	1,149,504
T-Mobile US, Inc.*	7,428	1,039,920
Tractor Supply Co.	1,391	312,933
Trane Technologies plc	2,832	476,031
TransDigm Group, Inc.	646	406,754
Travelers Cos., Inc. (The)	2,907	545,033
Trimble, Inc.*	3,104	156,938
Truist Financial Corp.	16,626	715,417
Tyler Technologies, Inc.*	503	162,172
Tyson Foods, Inc., Class A	3,630	225,967
UDR, Inc. (REIT)	3,828	148,258
Ulta Beauty, Inc.*	622	291,762
Union Pacific Corp.	7,647	1,583,464
United Airlines Holdings, Inc.*	4,202	158,415
United Parcel Service, Inc., Class B	39,690	6,899,710
United Rentals, Inc.*	842	299,264
UnitedHealth Group, Inc.	11,621	6,161,222
Universal Health Services, Inc., Class B	785	110,599
US Bancorp	16,947	739,059
Valero Energy Corp.	4,795	608,294
Ventas, Inc. (REIT)	5,011	225,746
VeriSign, Inc.*	1,159	238,105
Verisk Analytics, Inc.	1,967	347,018
Verizon Communications, Inc.	52,237	2,058,138
Vertex Pharmaceuticals, Inc.*	3,215	928,428
VF Corp.	4,059	112,069
Viatris, Inc.	15,121	168,297
VICI Properties, Inc. (REIT)	12,072	391,133
Visa, Inc., Class A	42,997	8,933,057
Vornado Realty Trust (REIT)	2,138	44,492
Vulcan Materials Co.	1,666	291,733
W R Berkley Corp.	2,560	185,779
Walgreens Boots Alliance, Inc.	8,991	335,904
Walmart, Inc.	17,555	2,489,123
Walt Disney Co. (The)*	26,365	2,290,591
Warner Bros Discovery, Inc.*	27,690	262,501
Waste Management, Inc.	4,639	727,766
Waters Corp.*	751	257,278
WEC Energy Group, Inc.	3,954	370,727
Wells Fargo & Co.	47,544	1,963,092
Welltower, Inc. (REIT)	5,808	380,714
West Pharmaceutical Services, Inc.	919	216,287
Western Digital Corp.*	3,850	121,467
Westinghouse Air Brake Technologies Corp.	2,280	227,567
Westrock Co.	3,115	109,523
Weyerhaeuser Co. (REIT)	9,279	287,649
Whirlpool Corp.	663	93,788
Williams Cos., Inc. (The)	15,274	502,515
Willis Towers Watson plc	1,328	324,802
WW Grainger, Inc.	567	315,394
Wynn Resorts Ltd.*	1,297	106,964
Xcel Energy, Inc.	6,856	480,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Xylem, Inc.	2,258	$249,667
Yum! Brands, Inc.	3,470	444,438
Zebra Technologies Corp., Class A*	625	160,256
Zimmer Biomet Holdings, Inc.	2,630	335,325
Zions Bancorp NA	1,840	90,454
Zoetis, Inc.	5,787	848,085

		543,681,443

Total Common Stocks (79.5%) (Cost $731,015,898)		1,272,639,103

SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	600,000	600,000
JPMorgan Prime Money Market Fund, IM Shares	59,523,457	59,553,218

Total Investment Companies		60,153,218

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,687,504, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,759,500. (xx)	$3,685,784	3,685,784
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,000,865, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,088,829. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,685,784

Total Short-Term Investments (4.0%) (Cost $64,824,330)		64,839,002

Total Investments in Securities (83.5%) (Cost $795,840,228)		1,337,478,105
Other Assets Less Liabilities (16.5%)		263,641,617

Net Assets (100%)		$1,601,119,722

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $17,703,179 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $13,011,559. This was collateralized by $8,621,112 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $5,285,784 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,016	1,205,526	—	(167,594)	128,759	(374,464)	792,227	32,901	—
Capital Markets
BlackRock, Inc.	1,869	1,857,671	76,464	(190,936)	82,083	(500,852)	1,324,430	37,805	—

Total		3,063,197	76,464	(358,530)	210,842	(875,316)	2,116,657	70,706	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,618	3/2023	EUR	65,555,750	(2,495,421)
FTSE 100 Index	457	3/2023	GBP	41,248,915	(14,916)
S&P 500 E-Mini Index	814	3/2023	USD	157,142,700	(4,889,376)
SPI 200 Index	138	3/2023	AUD	16,423,736	(355,413)
TOPIX Index	287	3/2023	JPY	41,363,951	(1,041,532)

					(8,796,658)

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,160	NZD	3,401	Barclays Bank plc	1/5/2023	1
USD	4,429	SGD	5,932	HSBC Bank plc	1/5/2023	— #
AUD	24,624,626	USD	16,695,743	HSBC Securities, Inc.	3/17/2023	119,134
JPY	2,826,246,705	USD	21,020,879	Citibank NA	3/17/2023	725,381

Total unrealized appreciation						844,516

ZAR	213,590	USD	12,598	Goldman Sachs International	1/5/2023	(28)
GBP	22,554,006	USD	27,636,844	Citibank NA	3/17/2023	(321,011)
USD	592,609	AUD	884,447	HSBC Bank plc	3/17/2023	(11,334)
USD	49,125,729	EUR	46,309,203	Citibank NA	3/17/2023	(693,175)
USD	608,401	JPY	81,997,869	HSBC Bank plc	3/17/2023	(22,523)

Total unrealized depreciation						(1,048,071)

Net unrealized depreciation						(203,555)

#	Value is less than zero.

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 331,628, BRL 87, CHF 2,032, DKK 2,025, EUR 115,460,045, GBP 13,817,680, HKD 14,350, ILS 1,967, INR 120,908, JPY 20,344,177, KRW 2, MXN 21,400, NOK 2,030, NZD 4,162, PLN 61, SEK 2,714, SGD 6,439, TRY 5 and ZAR (164,983).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$35,452,309	$—	$35,452,309
Austria	—	5,048,446	—	5,048,446
Belgium	—	3,792,388	—	3,792,388
Brazil	1,453,065	14,687,534	—	16,140,599
Canada	332,000	—	—	332,000
Chile	—	3,758,183	—	3,758,183
China	11,181,538	57,846,972	—	69,028,510
Czech Republic	—	1,011,532	—	1,011,532
Denmark	—	21,536,028	—	21,536,028
Finland	—	5,461,143	—	5,461,143
France	—	78,681,806	—	78,681,806
Germany	—	40,366,034	—	40,366,034
Hong Kong	437,429	11,577,364	—	12,014,793
India	11,894,956	51,093,166	—	62,988,122
Indonesia	—	7,342,733	—	7,342,733
Ireland	239,462	2,273,512	—	2,512,974
Israel	1,331,484	2,046,281	—	3,377,765
Italy	—	10,159,520	—	10,159,520
Japan	—	108,601,875	—	108,601,875
Jordan	—	100,213	—	100,213
Luxembourg	—	708,950	—	708,950
Macau	—	667,291	—	667,291
Mexico	9,168,805	—	—	9,168,805
Netherlands	—	25,291,882	—	25,291,882
New Zealand	—	1,041,881	—	1,041,881
Norway	—	3,083,428	—	3,083,428
Panama	4,679,893	—	—	4,679,893
Poland	—	3,366,599	—	3,366,599
Portugal	—	4,925,627	—	4,925,627
Singapore	680,977	6,286,848	—	6,967,825
South Africa	—	16,505,230	—	16,505,230
South Korea	—	22,186,529	—	22,186,529
Spain	—	12,257,827	—	12,257,827
Sweden	—	22,415,413	—	22,415,413
Switzerland	448,753	26,872,899	—	27,321,652
Taiwan	7,006,678	19,898,123	—	26,904,801
Thailand	—	1,281,141	—	1,281,141
United Kingdom	2,334,503	50,141,410	—	52,475,913
United States	515,615,913	28,065,530	—	543,681,443
Forward Currency Contracts	—	844,516	—	844,516
Short-Term Investments
Investment Companies	60,153,218	—	—	60,153,218
Repurchase Agreements	—	4,685,784	—	4,685,784

Total Assets	$626,958,674	$711,363,947	$—	$1,338,322,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(1,048,071)	$—	$(1,048,071)
Futures	(8,796,658)	—	—	(8,796,658)

Total Liabilities	$(8,796,658)	$(1,048,071)	$—	$(9,844,729)

Total	$618,162,016	$710,315,876	$—	$1,328,477,892

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $83,662 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$844,516

Total		$844,516

	Liability Derivatives
Foreign exchange contracts	Payables	(1,048,071)
Equity contracts	Payables, Net assets – Unrealized depreciation	(8,796,658)*

Total		$(9,844,729)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(791,372)	$(791,372)
Equity contracts	(54,279,449)	—	(54,279,449)

Total	$(54,279,449)	$(791,372)	$(55,070,821)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(220,588)	$(220,588)
Equity contracts	(17,086,624)	—	(17,086,624)

Total	$(17,086,624)	$(220,588)	$(17,307,212)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $176,613,000 and futures contracts with an average notional balance of approximately $325,868,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$1	$—	$—	$1
Citibank NA	725,381	(725,381)	—	—
HSBC Securities, Inc.	119,134	—	—	119,134

Total	$844,516	$(725,381)	$—	$119,135

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,014,186	$(725,381)	$—	$288,805
Goldman Sachs International	28	—	—	28
HSBC Bank plc	33,857	—	—	33,857

Total	$1,048,071	$(725,381)	$—	$322,690

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$178,526,280
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$256,864,472

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$630,674,847
Aggregate gross unrealized depreciation	(101,554,403)

Net unrealized appreciation	$529,120,444

Federal income tax cost of investments in securities and derivative instruments, if applicable	$799,357,448

For the year ended December 31, 2022, the Portfolio incurred approximately $808 as brokerage commissions with Invesco Capital Markets, Inc. and $15 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $563,407)	$2,116,657
Unaffiliated Issuers (Cost $790,591,037)	1,330,675,664
Repurchase Agreements (Cost $4,685,784)	4,685,784
Cash	96,130,653
Foreign cash (Cost $164,257,487)	149,966,729
Cash held as collateral at broker for futures	21,294,668
Receivable for securities sold	4,401,878
Dividends, interest and other receivables	4,095,573
Unrealized appreciation on forward foreign currency contracts	844,516
Receivable for Portfolio shares sold	43,439
Securities lending income receivable	3,507
Other assets	91,019

Total assets	1,614,350,087

LIABILITIES
Payable for return of collateral on securities loaned	5,285,784
Payable for securities purchased	2,457,281
Due to broker for futures variation margin	1,447,119
Accrued India taxes	1,282,637
Unrealized depreciation on forward foreign currency contracts	1,048,071
Investment management fees payable	904,943
Payable for Portfolio shares redeemed	246,474
Distribution fees payable – Class IB	235,060
Administrative fees payable	180,018
Distribution fees payable – Class IA	7,444
Trustees’ fees payable	2,315
Accrued expenses	133,219

Total liabilities	13,230,365

NET ASSETS	$1,601,119,722

Net assets were comprised of:
Paid in capital	$1,208,108,363
Total distributable earnings (loss)	393,011,359

Net assets	$1,601,119,722

Class IA
Net asset value, offering and redemption price per share, $34,466,226 / 2,468,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.96

Class IB
Net asset value, offering and redemption price per share, $1,086,961,396 / 78,124,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.91

Class K
Net asset value, offering and redemption price per share, $479,692,100 / 34,325,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.97

(x)	Includes value of securities on loan of $13,011,559.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($70,706 of dividend income received from affiliates) (net of $654,304 foreign withholding tax)	$33,464,352
Interest	518,032
Securities lending (net)	100,689

Total income	34,083,073

EXPENSES
Investment management fees	12,680,337
Distribution fees – Class IB	2,977,840
Administrative fees	2,156,670
Custodian fees	550,000
Professional fees	164,615
Distribution fees – Class IA	93,467
Printing and mailing expenses	72,188
Trustees’ fees	58,090
Miscellaneous	215,887

Gross expenses	18,969,094
Less: Waiver from investment manager	(1,029,854)

Net expenses	17,939,240

NET INVESTMENT INCOME (LOSS)	16,143,833

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($210,842 realized gain (loss) from affiliates) (net of India tax of $2,245 on realized gain on investments)	65,913,844
Futures contracts	(54,279,449)
Forward foreign currency contracts	(791,372)
Foreign currency transactions	(4,127,450)

Net realized gain (loss)	6,715,573

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $223,365 on unrealized appreciation on investments) ($(875,316) of change in unrealized appreciation (depreciation) from affiliates)	(445,069,298)
Futures contracts	(17,086,624)
Forward foreign currency contracts	(220,588)
Foreign currency translations	(9,498,616)

Net change in unrealized appreciation (depreciation)	(471,875,126)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(465,159,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(449,015,720)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,143,833	$9,902,255
Net realized gain (loss)	6,715,573	377,211,817
Net change in unrealized appreciation (depreciation)	(471,875,126)	(67,456,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(449,015,720)	319,657,631

Distributions to shareholders:
Class IA	(1,095,947)	(8,519,659)
Class IB	(34,933,103)	(275,205,126)
Class K	(16,607,212)	(120,195,732)

Total distributions to shareholders	(52,636,262)	(403,920,517)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 69,890 and 56,411 shares, respectively ]	1,045,024	1,176,100
Capital shares issued in reinvestment of dividends and distributions [ 82,348 and 465,397 shares, respectively ]	1,095,947	8,519,659
Capital shares repurchased [ (223,307) and (196,206) shares, respectively ]	(3,372,937)	(4,070,842)

Total Class IA transactions	(1,231,966)	5,624,917

Class IB
Capital shares sold [ 1,370,064 and 838,949 shares, respectively ]	20,473,904	17,328,769
Capital shares issued in reinvestment of dividends and distributions [ 2,634,357 and 15,080,759 shares, respectively ]	34,933,103	275,205,126
Capital shares repurchased [ (7,673,662) and (7,903,369) shares, respectively ]	(114,849,685)	(163,822,358)

Total Class IB transactions	(59,442,678)	128,711,537

Class K
Capital shares sold [ 1,071,084 and 102,846 shares, respectively ]	15,302,820	2,100,098
Capital shares issued in reinvestment of dividends and distributions [ 1,236,973 and 6,559,611 shares, respectively ]	16,607,212	120,195,732
Capital shares repurchased [ (3,404,025) and (3,963,451) shares, respectively ]	(51,070,281)	(81,878,382)

Total Class K transactions	(19,160,249)	40,417,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(79,834,893)	174,753,902

TOTAL INCREASE (DECREASE) IN NET ASSETS	(581,486,875)	90,491,016
NET ASSETS:
Beginning of year	2,182,606,597	2,092,115,581

End of year	$1,601,119,722	$2,182,606,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021		2020	2019	2018
Net asset value, beginning of year	$18.26	$19.28		$17.94	$14.92	$18.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.08	(aa)	0.10	0.22	0.19
Net realized and unrealized gain (loss)	(3.98)	2.90		2.40	3.53	(2.40)

Total from investment operations	(3.85)	2.98		2.50	3.75	(2.21)

Less distributions:
Dividends from net investment income	(0.05)	(0.19)		(0.11)	(0.23)	(0.20)
Distributions from net realized gains	(0.40)	(3.81)		(1.05)	(0.50)	(1.39)

Total dividends and distributions	(0.45)	(4.00)		(1.16)	(0.73)	(1.59)

Net asset value, end of year	$13.96	$18.26		$19.28	$17.94	$14.92

Total return	(20.95)%	15.86%		14.31%	25.24%	(12.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$34,466	$46,381		$42,681	$39,856	$34,859
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.14	%(g)	1.10%	1.10%	1.14%
Before waivers (f)	1.16%	1.18	%(g)	1.16%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.85%	0.38	%(bb)	0.56%	1.31%	1.05%
Before waivers (f)	0.79%	0.35	%(bb)	0.51%	1.25%	1.03%
Portfolio turnover rate^	13%	11%		15%	10%	13%

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$18.20	$19.22		$17.90	$14.88	$18.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.08	(aa)	0.10	0.22	0.19
Net realized and unrealized gain (loss)	(3.97)	2.90		2.38	3.53	(2.40)

Total from investment operations	(3.84)	2.98		2.48	3.75	(2.21)

Less distributions:
Dividends from net investment income	(0.05)	(0.19)		(0.11)	(0.23)	(0.20)
Distributions from net realized gains	(0.40)	(3.81)		(1.05)	(0.50)	(1.39)

Total dividends and distributions	(0.45)	(4.00)		(1.16)	(0.73)	(1.59)

Net asset value, end of year	$13.91	$18.20		$19.22	$17.90	$14.88

Total return	(20.96)%	15.91%		14.22%	25.31%	(12.17)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,086,961	$1,488,733		$1,418,328	$1,382,004	$1,227,363
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.14	%(g)	1.10%	1.10%	1.14%
Before waivers (f)	1.16%	1.18	%(g)	1.16%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.85%	0.38	%(bb)	0.57%	1.31%	1.05%
Before waivers (f)	0.79%	0.35	%(bb)	0.51%	1.25%	1.04%
Portfolio turnover rate^	13%	11%		15%	10%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$18.28	$19.29		$17.94	$14.92	$18.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.13	(aa)	0.14	0.26	0.24
Net realized and unrealized gain (loss)	(3.99)	2.91		2.42	3.54	(2.41)

Total from investment operations	(3.82)	3.04		2.56	3.80	(2.17)

Less distributions:
Dividends from net investment income	(0.09)	(0.24)		(0.16)	(0.28)	(0.24)
Distributions from net realized gains	(0.40)	(3.81)		(1.05)	(0.50)	(1.39)

Total dividends and distributions	(0.49)	(4.05)		(1.21)	(0.78)	(1.63)

Net asset value, end of year	$13.97	$18.28		$19.29	$17.94	$14.92

Total return	(20.78)%	16.17%		14.61%	25.53%	(11.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$479,692	$647,493		$631,107	$672,566	$594,488
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.89	%(g)	0.85%	0.85%	0.89%
Before waivers (f)	0.91%	0.93	%(g)	0.91%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.10%	0.63	%(bb)	0.83%	1.56%	1.28%
Before waivers (f)	1.04%	0.60	%(bb)	0.78%	1.50%	1.27%
Portfolio turnover rate^	13%	11%		15%	10%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.11 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Goldman Sachs Asset Management, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(15.46)%	3.43%
EQ/Goldman Sachs Growth Allocation Index	(14.77)	7.23
S&P 500® Index	(18.11)	11.27
Bloomberg U.S. 5-10 Year Corporate Bond Index	(13.89)	0.92

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.46)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Goldman Sachs Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. 5-10 Year Corporate Bond Index, which returned (14.77)%, (18.11)% and (13.89)%, respectively.

Portfolio Highlights

What helped performance during the year:

•

Allocations to UK equities benefitted the Portfolio on a relative basis versus the benchmark, as the higher concentration of Energy sector names in the UK proved more resilient than other equity markets during a very challenging period.

What hurt performance during the year:

•

The Portfolio implements a strategic, long term asset allocation that resets on a monthly basis. Additionally, the strategy employs a methodology that attempts to manage Portfolio risk during periods of heightened volatility by moving certain equity exposures to cash. As a result of elevated volatility levels witnessed at times in 2022, the Portfolio progressively moved a portion of its equity allocation to cash. This detracted from performance over the period.

•

Over the one-year period ended December 31, 2022, U.S. interest rates saw a sharp increase, which led to a strong decline in U.S. corporate bonds. Consequently, the Portfolio’s strategic allocation to fixed income was a significant detractor from performance over the last year.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	7.50
Weighted Average Coupon (%)	3.50
Weighted Average Modified Duration (Years)*	6.20
Weighted Average Rating**	BBB	+

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
Exchange Traded Funds	62.0%
Investment Companies	34.2
Repurchase Agreements	6.4
Cash and Other	(2.6)

100.0%

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,020.70	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.55

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (32.0%)
iShares Core S&P 500 ETF	25,800	$9,912,618
SPDR S&P 500 ETF Trust(x)	156,052	59,678,966
Vanguard S&P 500 ETF	28,300	9,942,922

Total Equity		79,534,506

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	961,600	74,533,616

Total Exchange Traded Funds (62.0%) (Cost $157,313,478)		154,068,122

SHORT-TERM INVESTMENTS:
Investment Companies (34.2%)
Goldman Sachs Financial Square Funds - Government Fund‡	17,663,755	17,663,755
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	17,658,173	17,658,173
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	17,656,899	17,656,899
JPMorgan Prime Money Market Fund, IM Shares	32,240,386	32,256,507

Total Investment Companies		85,235,334

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $816,903, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $832,853. (xx)	816,522	816,522

MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $5,002,389, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $5,102,650. (xx)	5,000,000	5,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $8,003,911, collateralized by various Common Stocks; total market value $8,885,174. (xx)	8,000,000	8,000,000

Total Repurchase Agreements		15,816,522

Total Short-Term Investments (40.6%) (Cost $101,045,619)		101,051,856

Total Investments in Securities (102.6%) (Cost $258,359,097)		255,119,978
Other Assets Less Liabilities (-2.6%)		(6,501,478)

Net Assets (100%)		$248,618,500

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $69,167,009. This was collateralized by $55,130,775 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 2/28/23 – 11/15/51 and by cash of $15,816,522 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	17,663,755	14,369,148	4,437,176	(1,142,569)	—	—	17,663,755	249,757	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	17,658,173	14,365,390	4,435,352	(1,142,569)	—	—	17,658,173	247,712	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	17,656,899	14,364,244	4,435,224	(1,142,569)	—	—	17,656,899	247,604	—

Total		43,098,782	13,307,752	(3,427,707)	—	—	52,978,827	745,073	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	531	3/2023	EUR	21,514,279	(1,115,916)
FTSE 100 Index	170	3/2023	GBP	15,344,235	(66,904)
Russell 2000 E-Mini Index	168	3/2023	USD	14,875,560	(328,003)
S&P 500 E-Mini Index	32	3/2023	USD	6,177,600	(168,854)
S&P Midcap 400 E-Mini Index	89	3/2023	USD	21,739,140	(399,357)
TOPIX Index	103	3/2023	JPY	14,844,903	(398,721)

					(2,477,755)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$154,068,122	$—	$—	$154,068,122
Short-Term Investments
Investment Companies	85,235,334	—	—	85,235,334
Repurchase Agreements	—	15,816,522	—	15,816,522

Total Assets	$239,303,456	$15,816,522	$—	$255,119,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Futures	$(2,477,755)	$—	$—	$(2,477,755)

Total Liabilities	$(2,477,755)	$—	$—	$(2,477,755)

Total	$236,825,701	$15,816,522	$—	$252,642,223

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,477,755	)*

Total		$(2,477,755)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,162,033)	$(8,162,033)

Total	$(8,162,033)	$(8,162,033)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,254,036)	$(4,254,036)

Total	$(4,254,036)	$(4,254,036)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $88,093,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,014,611
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,038,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,668,446
Aggregate gross unrealized depreciation	(12,650,339)

Net unrealized depreciation	$(3,981,893)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$256,624,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $52,978,827)	$52,978,827
Unaffiliated Issuers (Cost $189,563,748)	186,324,629
Repurchase Agreements (Cost $15,816,522)	15,816,522
Cash	500,000
Foreign cash (Cost $487,793)	427,369
Due from broker for futures variation margin	5,846,307
Receivable for securities sold	2,662,030
Dividends, interest and other receivables	388,861
Receivable for Portfolio shares sold	25,940
Securities lending income receivable	6,726
Other assets	7,230

Total assets	264,984,441

LIABILITIES
Payable for return of collateral on securities loaned	15,816,522
Payable for securities purchased	268,410
Investment management fees payable	132,815
Distribution fees payable – Class IB	53,209
Administrative fees payable	27,664
Payable for Portfolio shares redeemed	15,661
Payable to Adviser	2,890
Trustees’ fees payable	76
Accrued expenses	48,694

Total liabilities	16,365,941

NET ASSETS	$248,618,500

Net assets were comprised of:
Paid in capital	$275,183,411
Total distributable earnings (loss)	(26,564,911)

Net assets	$248,618,500

Class IB
Net asset value, offering and redemption price per share, $248,618,500 / 25,159,960 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

(x)	Includes value of securities on loan of $69,167,009.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($745,073 of dividend income received from affiliates)	$4,535,059
Interest ($754 interest income received from affiliates)	53,449
Securities lending (net)	115,523

Total income	4,704,031

EXPENSES
Investment management fees	1,826,760
Distribution fees – Class IB	570,861
Administrative fees	282,434
Professional fees	59,935
Printing and mailing expenses	18,152
Custodian fees	10,200
Trustees’ fees	7,038
Miscellaneous	23,141

Gross expenses	2,798,521
Less: Waiver from investment manager	(255,689)

Net expenses	2,542,832

NET INVESTMENT INCOME (LOSS)	2,161,199

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(91,233)
Futures contracts	(8,162,033)
Foreign currency transactions	57,509

Net realized gain (loss)	(8,195,757)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(26,757,232)
Futures contracts	(4,254,036)
Foreign currency translations	(49,802)

Net change in unrealized appreciation (depreciation)	(31,061,070)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(39,256,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,095,628)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,161,199	$32,368
Net realized gain (loss)	(8,195,757)	10,175,215
Net change in unrealized appreciation (depreciation)	(31,061,070)	11,638,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(37,095,628)	21,845,620

Distributions to shareholders:
Class IB	(2,788,360)	(18,574,485)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,296,029 and 5,335,703 shares, respectively ]	65,443,222	65,141,017
Capital shares issued in reinvestment of dividends and distributions [ 278,119 and 1,579,218 shares, respectively ]	2,788,360	18,574,485
Capital shares repurchased [ (394,327) and (193,135) shares, respectively ]	(4,004,194)	(2,341,912)

Total Class IB transactions	64,227,388	81,373,590

Class K (b)
Capital shares repurchased [ 0 and (443,757) shares, respectively ]	—	(5,247,450)

Total Class K transactions	—	(5,247,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	64,227,388	76,126,140

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,343,400	79,397,275
NET ASSETS:
Beginning of year	224,275,100	144,877,825

End of year	$248,618,500	$224,275,100

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB	2022		2021		2020
Net asset value, beginning of period	$11.82		$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		—	#	0.05		0.16
Net realized and unrealized gain (loss)	(1.92)		1.52		0.25		1.40

Total from investment operations	(1.82)		1.52		0.30		1.56

Less distributions:
Dividends from net investment income	(0.08)		(0.02)		(0.07)		(0.08)
Distributions from net realized gains	(0.04)		(1.09)		(0.12)		(0.18)

Total dividends and distributions	(0.12)		(1.11)		(0.19)		(0.26)

Net asset value, end of period	$9.88		$11.82		$11.41		$11.30

Total return (b)	(15.46)%		13.58%		2.79%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$248,619		$224,275		$139,815		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.13	%(g)(k)	1.10	%(k)	1.09	%(k)
Before waivers (a)(f)	1.23%		1.23	%(g)	1.26%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.95%		0.02%		0.45%		1.55	%(l)
Before waivers (a)(f)(x)	0.83%		(0.08)%		0.29%		1.21	%(l)
Portfolio turnover rate^	23%		13%		41%		45	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.07		0.18
Net realized and unrealized gain (loss)	0.42		0.26		1.41

Total from investment operations	0.42		0.33		1.59

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)
Distributions from net realized gains	—		(0.12)		(0.18)

Total dividends and distributions	—		(0.22)		(0.29)

Net asset value, end of period	$11.83		$11.41		$11.30

Total return (b)	3.68%		3.02%		15.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$5,063		$11,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(g)(k)	0.85	%(k)	0.84	%(k)
Before waivers (a)(f)	1.00	%(g)	1.01%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		0.67%		1.80	%(l)
Before waivers (a)(f)(x)	(0.10)%		0.50%		1.30	%(l)
Portfolio turnover rate^	13%		41%		45	%(z)

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Goldman Sachs Asset Management, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(10.60)%	10.16%
Russell Midcap® Value Index	(12.03)	7.36

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (10.60)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell Midcap® Value Index, which returned (12.03)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Exploration and production (E&P) company Hess Corp. was a top contributor to returns over the period. The company provided a strong fourth quarter earnings release, with earnings surpassing consensus expectations and capital expenditures well below previous guidance. The company also announced a number of new discoveries in Guyana throughout the quarter and has benefitted from the current operating environment. Production was further expanded later in 2022 in an efficient manner, though the North Dakota operations offset some of that.

•

E&P company Devon Energy Corp. was a top contributor to returns. Its fourth quarter earnings featured strong results with earnings and dividend amounts higher than expectations. The focus has remained on 2022 production and the variable dividend where Devon Energy continues to lead the industry. Each earnings report over the past year has featured results above expectations, largely due to strong production and execution metrics, as well as rising energy price dynamics. Our thesis will continue to revolve around a better-than-expected variable dividend, increased buybacks, and a continued line of sight to significant capital returns.

•	From a sector standpoint, stock selection in the Financials and Consumer Discretionary sectors contributed the most to relative returns. The top performing absolute sectors were Energy and Financials.

What hurt performance during the year:

•

Metal packaging provider Ball Corp. was a top detractor from returns during the period. The stock performed well in the late part of 2021 after reporting strong earnings, although its first quarter 2022 earnings report missed expectations. The miss was mostly driven by a 21% volume decline in the Latin American business due to flooding in the area. In early August, the company reported surprisingly weak results, driven by a sizeable slowdown in its Americas business as consumers came under further cost pressures. Furthermore, Ball Corp. announced the sale of its Russian beverage packaging business following the geopolitical tensions, which caused the company to lower its shareholder capital return target. Longer term, our thesis remains intact, as we believe we’ll see a multi-year growth story for aluminum products, which Ball Corp. could be a primary beneficiary of.

•

MKS Instruments, Inc., a provider of instruments and subsystems for manufacturing processes, was also a top detractor from returns. The stock has traded lower as the semiconductor industry as a whole showed weakness over the past year. We continue to view MKS Instruments as a leader in the semiconductor manufacturing process instruments industry. We also believe the depreciation was largely due to multiple compression rather than a breakdown of fundamentals, so we have added to the position. The company has continued to beat earnings estimates over the past year and we believe it will be able to take advantage of secular growth and the overarching theme of onshoring.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

•

From a sector standpoint, stock selection in the Materials and Consumer Staples sectors detracted the most from relative returns. The worst performing absolute sectors were Real Estate and Information Technology.

•

From a general market impact standpoint, many of our holdings faced headwinds in 2022 due to geopolitical tension, rising inflation, and general difficulty meeting consensus expectations on quarterly earnings.

Portfolio Positioning and Outlook — Goldman Sachs Asset Management L.P.

Major U.S. indices closed out 2022 logging their worst calendar year performance since the 2008 financial crisis and seventh-worst performance since the S&P 500 Index’s inception. The market decline was driven by aggressive Federal Reserve rate hikes to combat inflation, persistent recession worries, supply chain disruptions, geopolitical tensions, and elevated concerns over China’s Zero-COVID policy. The rise in yields throughout 2022 contributed to a massive gap in returns between Value and Growth stocks, with Value notably outperforming Growth. Looking ahead, we believe the primary focus of the market will be on whether the U.S. economy will tip into a recession or not. The Federal Reserve’s devotion to a higher-for-longer policy continues to fuel concerns that the central bank may overtighten monetary policy and prompt a recession. Despite the backdrop of heightened uncertainty, we expect it to become clear by early 2023 if inflation is decelerating and will lead the Federal Reserve to eventually cease tightening. While supply disruptions could ease as COVID-19-related restrictions and shortages fade out, pressures of digitization, deglobalization, and geopolitical destabilization seem likely to us to endure for some period of time. Companies will need to continue coping with wage pressures, higher input pricing, and potential demand fluctuations if the U.S. consumer becomes less resilient.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	16.5%
Financials	15.9
Materials	10.0
Real Estate	9.3
Utilities	9.3
Information Technology	9.1
Health Care	8.8
Consumer Discretionary	8.8
Consumer Staples	4.8
Energy	3.9
Communication Services	1.8
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,073.40	$5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.55

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Entertainment (1.8%)
Electronic Arts, Inc.	10,991	$1,342,881
Live Nation Entertainment, Inc.*	14,545	1,014,368

Total Communication Services		2,357,249

Consumer Discretionary (8.8%)
Auto Components (0.4%)
Aptiv plc*	6,085	566,696

Hotels, Restaurants & Leisure (1.9%)
Domino’s Pizza, Inc.	2,441	845,562
Expedia Group, Inc.*	9,075	794,970
Yum! Brands, Inc.	7,137	914,107

		2,554,639

Household Durables (1.3%)
Lennar Corp., Class A	19,576	1,771,628

Internet & Direct Marketing Retail (0.8%)
Etsy, Inc.*	8,413	1,007,709

Specialty Retail (3.1%)
Burlington Stores, Inc.*	8,847	1,793,818
Foot Locker, Inc.	19,846	749,980
National Vision Holdings, Inc.*	21,396	829,309
RH*	2,826	755,079

		4,128,186

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	16,226	930,074
Deckers Outdoor Corp.*	1,835	732,459

		1,662,533

Total Consumer Discretionary		11,691,391

Consumer Staples (4.8%)
Beverages (0.9%)
Coca-Cola Europacific Partners plc	22,281	1,232,585

Food & Staples Retailing (1.8%)
Grocery Outlet Holding Corp.*	38,734	1,130,646
Performance Food Group Co.*	21,983	1,283,587

		2,414,233

Food Products (2.1%)
McCormick & Co., Inc. (Non-Voting)	24,410	2,023,345
Utz Brands, Inc.	50,380	799,026

		2,822,371

Total Consumer Staples		6,469,189

Energy (3.9%)
Oil, Gas & Consumable Fuels (3.9%)
Cheniere Energy, Inc.	5,764	864,370
Chesapeake Energy Corp.(x)	14,948	1,410,643
Devon Energy Corp.	24,542	1,509,578
Marathon Oil Corp.	50,701	1,372,476

Total Energy		5,157,067

Financials (15.9%)
Banks (4.5%)
Citizens Financial Group, Inc.	17,019	670,038
East West Bancorp, Inc.	26,334	1,735,410
First Republic Bank	9,203	1,121,754
M&T Bank Corp.	10,329	1,498,325
Pinnacle Financial Partners, Inc.	12,899	946,787

		5,972,314

Capital Markets (3.6%)
Carlyle Group, Inc. (The)	29,989	894,872
MSCI, Inc.	1,615	751,249
Nasdaq, Inc.	26,784	1,643,198
Raymond James Financial, Inc.	13,755	1,469,722

		4,759,041

Diversified Financial Services (0.5%)
Apollo Global Management, Inc.	11,222	715,851

Insurance (7.3%)
Allstate Corp. (The)	11,636	1,577,842
American Financial Group, Inc.	5,396	740,763
Arch Capital Group Ltd.*	25,427	1,596,307
Arthur J Gallagher & Co.	7,385	1,392,368
Globe Life, Inc.	12,461	1,502,173
Markel Corp.*	407	536,218
Principal Financial Group, Inc.	21,716	1,822,407
Unum Group	13,456	552,100

		9,720,178

Total Financials		21,167,384

Health Care (8.8%)
Biotechnology (1.5%)
Argenx SE (ADR)*	1,090	412,924
Biogen, Inc.*	2,940	814,145
BioMarin Pharmaceutical, Inc.*	7,973	825,126

		2,052,195

Health Care Equipment & Supplies (3.6%)
Cooper Cos., Inc. (The)	6,318	2,089,173
Zimmer Biomet Holdings, Inc.	21,575	2,750,813

		4,839,986

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	9,224	1,528,509
Centene Corp.*	7,961	652,881
Quest Diagnostics, Inc.	5,447	852,129

		3,033,519

Life Sciences Tools & Services (0.8%)
West Pharmaceutical Services, Inc.	4,444	1,045,895

Pharmaceuticals (0.6%)
Catalent, Inc.*	16,442	740,055

Total Health Care		11,711,650

Industrials (16.5%)
Aerospace & Defense (3.1%)
L3Harris Technologies, Inc.	6,657	1,386,054
TransDigm Group, Inc.	1,477	929,993
Woodward, Inc.	18,348	1,772,600

		4,088,647

Airlines (0.4%)
United Airlines Holdings, Inc.*	15,693	591,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Building Products (1.6%)
Allegion plc	9,692	$1,020,180
Trane Technologies plc	7,044	1,184,026

		2,204,206

Electrical Equipment (2.7%)
AMETEK, Inc.	12,247	1,711,151
Rockwell Automation, Inc.	7,191	1,852,186

		3,563,337

Machinery (6.6%)
Chart Industries, Inc.*	7,314	842,792
Cummins, Inc.	10,865	2,632,481
Fortive Corp.	24,939	1,602,331
ITT, Inc.	27,270	2,211,597
Stanley Black & Decker, Inc.	19,946	1,498,343

		8,787,544

Road & Rail (1.6%)
Old Dominion Freight Line, Inc.	5,204	1,476,791
Saia, Inc.*	2,964	621,492

		2,098,283

Trading Companies & Distributors (0.5%)
Fastenal Co.	13,217	625,428

Total Industrials		21,959,071

Information Technology (9.1%)
Communications Equipment (4.3%)
Juniper Networks, Inc.	24,059	768,926
Motorola Solutions, Inc.	11,586	2,985,828
Viavi Solutions, Inc.*	181,841	1,911,149

		5,665,903

Electronic Equipment, Instruments & Components (0.8%)
Keysight Technologies, Inc.*	6,438	1,101,349

IT Services (1.5%)
Global Payments, Inc.	10,182	1,011,276
Jack Henry & Associates, Inc.	5,785	1,015,615

		2,026,891

Semiconductors & Semiconductor Equipment (1.4%)
MKS Instruments, Inc.	11,895	1,007,863
ON Semiconductor Corp.*	14,579	909,292

		1,917,155

Software (1.1%)
Bill.com Holdings, Inc. (x)*	5,758	627,392
Dynatrace, Inc.*	21,941	840,340

		1,467,732

Total Information Technology		12,179,030

Materials (10.0%)
Chemicals (3.1%)
Ashland, Inc.	17,436	1,874,893
Corteva, Inc.	21,130	1,242,021
PPG Industries, Inc.	8,298	1,043,391

		4,160,305

Construction Materials (2.0%)
Martin Marietta Materials, Inc.	7,888	2,665,907

Containers & Packaging (1.7%)
Ball Corp.	43,877	2,243,870

Metals & Mining (3.2%)
ATI, Inc.*	24,798	740,468
Freeport-McMoRan, Inc.	25,601	972,838
Steel Dynamics, Inc.	25,784	2,519,097

		4,232,403

Total Materials		13,302,485

Real Estate (9.3%)
Equity Real Estate Investment Trusts (REITs) (9.3%)
Alexandria Real Estate Equities, Inc. (REIT)	17,614	2,565,831
Americold Realty Trust, Inc. (REIT)	29,303	829,568
AvalonBay Communities, Inc. (REIT)	10,679	1,724,872
EastGroup Properties, Inc. (REIT)	6,458	956,172
Equity LifeStyle Properties, Inc. (REIT)	14,453	933,664
Essex Property Trust, Inc. (REIT)	4,384	929,057
Extra Space Storage, Inc. (REIT)	6,039	888,820
Invitation Homes, Inc. (REIT)	24,564	728,077
Regency Centers Corp. (REIT)	14,381	898,813
Ventas, Inc. (REIT)	23,239	1,046,917
VICI Properties, Inc. (REIT)	28,171	912,740

Total Real Estate		12,414,531

Utilities (9.3%)
Electric Utilities (1.6%)
Xcel Energy, Inc.	30,348	2,127,698

Independent Power and Renewable Electricity Producers (2.0%)
AES Corp. (The)	73,771	2,121,654
NextEra Energy Partners LP	8,717	610,975

		2,732,629

Multi-Utilities (5.0%)
Ameren Corp.	28,376	2,523,194
CMS Energy Corp.	34,708	2,198,058
WEC Energy Group, Inc.	20,263	1,899,859

		6,621,111

Water Utilities (0.7%)
American Water Works Co., Inc.	5,915	901,564

Total Utilities		12,383,002

Total Investments in Securities (98.2%) (Cost $120,152,248)		130,792,049
Other Assets Less Liabilities (1.8%)		2,375,091

Net Assets (100%)		$133,167,140

*	Non-income producing.
(x)

All or a portion of security is on loan at December 31, 2022, the Portfolio had loaned securities with a total value of $1,650,618. This was collateralized by $1,686,509 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,357,249	$—	$—	$2,357,249
Consumer Discretionary	11,691,391	—	—	11,691,391
Consumer Staples	6,469,189	—	—	6,469,189
Energy	5,157,067	—	—	5,157,067
Financials	21,167,384	—	—	21,167,384
Health Care	11,711,650	—	—	11,711,650
Industrials	21,959,071	—	—	21,959,071
Information Technology	12,179,030	—	—	12,179,030
Materials	13,302,485	—	—	13,302,485
Real Estate	12,414,531	—	—	12,414,531
Utilities	12,383,002	—	—	12,383,002

Total Assets	$130,792,049	$—	$—	$130,792,049

Total Liabilities	$—	$—	$—	$—

Total	$130,792,049	$—	$—	$130,792,049

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases	$96,484,523
Long-term investments other than U.S. government debt securities
Net Proceeds of Sales and Redemptions:	$96,711,426
Long-term investments other than U.S. government debt securities

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,327,127
Aggregate gross unrealized depreciation	(6,739,803)

Net unrealized appreciation	$10,587,324

Federal income tax cost of investments in securities and derivative instruments, if applicable	$120,204,725

For the year ended December 31, 2022, the Portfolio incurred approximately $686 as brokerage commissions with BTIG LLC, $1,164 as brokerage commissions with Liquidnet Inc. and $2,530 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x) (Cost $120,152,248)	$130,792,049
Cash	2,456,154
Dividends, interest and other receivables	168,342
Receivable for Portfolio shares sold	28,404
Securities lending income receivable	105
Other assets	747

Total assets	133,445,801

LIABILITIES
Payable for Portfolio shares redeemed	111,130
Investment management fees payable	77,656
Distribution fees payable – Class IB	28,688
Administrative fees payable	10,906
Accrued expenses	50,281

Total liabilities	278,661

NET ASSETS	$133,167,140

Net assets were comprised of:
Paid in capital	$123,264,563
Total distributable earnings (loss)	9,902,577

Net assets	$133,167,140

Class IB
Net asset value, offering and redemption price per share, $133,167,140 / 6,915,211 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.26

(x)	Includes value of securities on loan of $1,650,618.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$2,221,772
Interest	34,255
Securities lending (net)	2,595

Total income	2,258,622

EXPENSES
Investment management fees	1,047,955
Distribution fees – Class IB	340,244
Administrative fees	126,241
Professional fees	59,720
Printing and mailing expenses	15,071
Custodian fees	14,800
Trustees’ fees	4,344
Miscellaneous	2,536

Gross expenses	1,610,911
Less: Waiver from investment manager	(129,099)

Net expenses	1,481,812

NET INVESTMENT INCOME (LOSS)	776,810

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	9,430,753
Net change in unrealized appreciation (depreciation) on investments in securities	(26,206,265)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,775,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,998,702)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$776,810	$296,124
Net realized gain (loss)	9,430,753	19,661,062
Net change in unrealized appreciation (depreciation)	(26,206,265)	14,379,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,998,702)	34,337,081

Distributions to shareholders:
Class IB	(15,272,869)	(15,153,022)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 913,115 and 939,700 shares, respectively ]	20,021,654	22,784,573
Capital shares issued in reinvestment of dividends and distributions [ 767,508 and 642,302 shares, respectively ]	15,272,869	15,153,022
Capital shares repurchased [ (1,039,022) and (660,187) shares, respectively ]	(22,880,301)	(15,823,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,414,222	22,113,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,857,349)	41,297,827
NET ASSETS:
Beginning of year	152,024,489	110,726,662

End of year	$133,167,140	$152,024,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$24.23		$20.69		$19.31		$15.11		$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.05	(1)	0.09		0.13		0.03
Net realized and unrealized gain (loss)	(2.67)		6.18		1.52		4.51		(1.57)

Total from investment operations	(2.55)		6.23		1.61		4.64		(1.54)

Less distributions:
Dividends from net investment income	(0.13)		(0.06)		(0.09)		(0.14)		(0.04)
Distributions from net realized gains	(2.29)		(2.63)		(0.12)		(0.30)		—
Return of capital	—		—		(0.02)		—		—

Total dividends and distributions	(2.42)		(2.69)		(0.23)		(0.44)		(0.04)

Net asset value, end of period	$19.26		$24.23		$20.69		$19.31		$15.11

Total return (b)	(10.60)%		30.49%		8.46%		30.78%		(9.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$133,167		$152,024		$110,727		$105,893		$84,612
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.18%		1.19%		1.23%		1.24%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.57%		0.22	%(aa)	0.49%		0.70%		1.03	%(l)
Before waivers (a)(f)	0.48%		0.13	%(aa)	0.36%		0.56%		0.81	%(l)
Portfolio turnover rate^	72%		65%		97%		81%		16	%(z)
*	Commencement of operations.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Goldman Sachs Asset Management L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22
	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(15.76)%	1.77%	2.85%
EQ/Goldman Sachs Moderate Growth Allocation Index	(14.93)	4.85	5.23
S&P 500® Index	(18.11)	9.42	10.35
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.59

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.76)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Goldman Sachs Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (14.93)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

What helped performance during the year:

•

Allocations to UK equities benefitted the Portfolio on a relative basis versus the benchmark, as the higher concentration of energy sector names in the UK proved more resilient than other equity markets during a very challenging period.

What hurt performance during the year:

•

The Portfolio implements a strategic, long term asset allocation that resets on a monthly basis. Additionally, the strategy employs a methodology that attempts to manage Portfolio risk during periods of heightened volatility by moving certain equity exposures to cash. As a result of elevated volatility levels witnessed by global markets for several times in 2022, the Portfolio progressively moved a portion of its equity allocation to cash. This detracted from performance over the period.

•

Over the one-year period ended December 31, 2022, U.S. interest rates saw a sharp increase, with the yield of a U.S. Treasury 10-year bond increasing significantly. This led to a strong price decline in U.S. 7-10 year Treasuries, with the index declining -13.94%. Consequently, the Portfolio’s strategic allocation to fixed income was a significant detractor from performance over the last year.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	8.38
Weighted Average Coupon (%)	1.63
Weighted Average Modified Duration (Years)*	7.63
Weighted Average Rating**	AA	+

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligation	40.0%
Investment Companies	24.9
Information Technology	7.7
Health Care	4.7
Financials	3.4
Consumer Discretionary	2.9
Industrials	2.6
Communication Services	2.2
Consumer Staples	2.1
Energy	1.6
Utilities	0.9
Real Estate	0.8
Materials	0.8
Repurchase Agreement	0.0 #
Cash and Other	5.4

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,000.30	$5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.43	5.83

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	42,973	$791,133
Lumen Technologies, Inc.	5,744	29,984
Verizon Communications, Inc.	25,326	997,844

		1,818,961

Entertainment (0.4%)
Activision Blizzard, Inc.	4,293	328,629
Electronic Arts, Inc.	1,593	194,633
Live Nation Entertainment, Inc.*	857	59,767
Netflix, Inc.*	2,682	790,868
Take-Two Interactive Software, Inc.*	945	98,403
Walt Disney Co. (The)*	10,994	955,159
Warner Bros Discovery, Inc.*	13,322	126,293

		2,553,752

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	36,159	3,190,309
Alphabet, Inc., Class C*	32,334	2,868,996
Match Group, Inc.*	1,707	70,823
Meta Platforms, Inc., Class A*	13,754	1,655,156

		7,785,284

Media (0.2%)
Charter Communications, Inc., Class A*	668	226,519
Comcast Corp., Class A	26,557	928,698
Fox Corp., Class A	1,848	56,124
Fox Corp., Class B	849	24,154
Interpublic Group of Cos., Inc. (The)	2,358	78,545
News Corp., Class A	2,325	42,315
News Corp., Class B	720	13,277
Omnicom Group, Inc.	1,235	100,739
Paramount Global, Class B (x)	3,045	51,399

		1,521,770

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,630	508,200

Total Communication Services		14,187,967

Consumer Discretionary (2.9%)
Auto Components (0.0%)†
Aptiv plc*	1,634	152,174
BorgWarner, Inc.	1,428	57,477

		209,651

Automobiles (0.4%)
Ford Motor Co.	23,817	276,992
General Motors Co.	8,793	295,796
Tesla, Inc.*	16,062	1,978,517

		2,551,305

Distributors (0.1%)
Genuine Parts Co.	853	148,004
LKQ Corp.	1,572	83,960
Pool Corp.	239	72,257

		304,221

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	239	481,652
Caesars Entertainment, Inc.*	1,267	52,707
Carnival Corp. (x)*	5,953	47,981
Chipotle Mexican Grill, Inc.*	167	231,711
Darden Restaurants, Inc.	739	102,226
Domino’s Pizza, Inc.	216	74,822
Expedia Group, Inc.*	917	80,329
Hilton Worldwide Holdings, Inc.	1,654	209,000
Las Vegas Sands Corp.*	1,982	95,275
Marriott International, Inc., Class A	1,664	247,753
McDonald’s Corp.	4,437	1,169,283
MGM Resorts International	1,968	65,987
Norwegian Cruise Line Holdings Ltd. (x)*	2,541	31,102
Royal Caribbean Cruises Ltd.*	1,323	65,396
Starbucks Corp.	6,919	686,365
Wynn Resorts Ltd.*	624	51,461
Yum! Brands, Inc.	1,716	219,785

		3,912,835

Household Durables (0.1%)
DR Horton, Inc.	1,907	169,990
Garmin Ltd.	930	85,830
Lennar Corp., Class A	1,538	139,189
Mohawk Industries, Inc.*	318	32,506
Newell Brands, Inc.	2,270	29,692
NVR, Inc.*	19	87,639
PulteGroup, Inc.	1,396	63,560
Whirlpool Corp.	329	46,540

		654,946

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	53,449	4,489,716
eBay, Inc.	3,313	137,390
Etsy, Inc.*	764	91,512

		4,718,618

Leisure Products (0.0%)†
Hasbro, Inc.	783	47,771

Multiline Retail (0.1%)
Dollar General Corp.	1,369	337,116
Dollar Tree, Inc.*	1,273	180,053
Target Corp.	2,796	416,716

		933,885

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	366	53,813
AutoZone, Inc.*	118	291,009
Bath & Body Works, Inc.	1,377	58,027
Best Buy Co., Inc.	1,209	96,974
CarMax, Inc.*	960	58,454
Home Depot, Inc. (The)	6,198	1,957,700
Lowe’s Cos., Inc.	3,854	767,871
O’Reilly Automotive, Inc.*	384	324,107
Ross Stores, Inc.	2,110	244,908
TJX Cos., Inc. (The)	7,066	562,454
Tractor Supply Co.	669	150,505
Ulta Beauty, Inc.*	312	146,350

		4,712,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	7,620	$891,616
Ralph Lauren Corp.	259	27,369
Tapestry, Inc.	1,518	57,805
VF Corp.	1,991	54,972

		1,031,762

Total Consumer Discretionary		19,077,166

Consumer Staples (2.1%)
Beverages (0.6%)
Brown-Forman Corp., Class B	1,103	72,445
Coca-Cola Co. (The)	23,472	1,493,054
Constellation Brands, Inc., Class A	969	224,566
Keurig Dr Pepper, Inc.	5,124	182,722
Molson Coors Beverage Co., Class B	1,135	58,475
Monster Beverage Corp.*	2,319	235,448
PepsiCo, Inc.	8,323	1,503,633

		3,770,343

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	2,671	1,219,312
Kroger Co. (The)	3,927	175,066
Sysco Corp.	3,072	234,854
Walgreens Boots Alliance, Inc.	4,326	161,619
Walmart, Inc.	8,596	1,218,827

		3,009,678

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,380	313,833
Campbell Soup Co.	1,214	68,894
Conagra Brands, Inc.	2,895	112,037
General Mills, Inc.	3,592	301,189
Hershey Co. (The)	886	205,171
Hormel Foods Corp.	1,745	79,485
J M Smucker Co. (The)	643	101,890
Kellogg Co.	1,538	109,567
Kraft Heinz Co. (The)	4,803	195,530
Lamb Weston Holdings, Inc.	867	77,475
McCormick & Co., Inc. (Non-Voting)	1,510	125,164
Mondelez International, Inc., Class A	8,265	550,862
Tyson Foods, Inc., Class A	1,747	108,751

		2,349,848

Household Products (0.5%)
Church & Dwight Co., Inc.	1,465	118,094
Clorox Co. (The)	743	104,265
Colgate-Palmolive Co.	5,030	396,314
Kimberly-Clark Corp.	2,036	276,387
Procter & Gamble Co. (The)	14,410	2,183,979

		3,079,039

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,398	346,858

Tobacco (0.2%)
Altria Group, Inc.	10,860	496,410
Philip Morris International, Inc.	9,348	946,111

		1,442,521

Total Consumer Staples		13,998,287

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,101	180,163
Halliburton Co.	5,469	215,205
Schlumberger Ltd.	8,529	455,960

		851,328

Oil, Gas & Consumable Fuels (1.5%)
APA Corp.	1,969	91,913
Chevron Corp.	10,860	1,949,261
ConocoPhillips	7,677	905,886
Coterra Energy, Inc.	4,798	117,887
Devon Energy Corp.	3,949	242,903
Diamondback Energy, Inc.	1,072	146,628
EOG Resources, Inc.	3,534	457,724
EQT Corp.	2,231	75,475
Exxon Mobil Corp.	25,133	2,772,170
Hess Corp.	1,680	238,258
Kinder Morgan, Inc.	11,956	216,164
Marathon Oil Corp.	4,086	110,608
Marathon Petroleum Corp.	3,007	349,985
Occidental Petroleum Corp.	4,494	283,077
ONEOK, Inc.	2,695	177,062
Phillips 66	2,901	301,936
Pioneer Natural Resources Co.	1,439	328,653
Targa Resources Corp.	1,366	100,401
Valero Energy Corp.	2,376	301,419
Williams Cos., Inc. (The)	7,348	241,749

		9,409,159

Total Energy		10,260,487

Financials (3.4%)
Banks (1.2%)
Bank of America Corp.	42,157	1,396,240
Citigroup, Inc.	11,679	528,241
Citizens Financial Group, Inc.	2,989	117,677
Comerica, Inc.	789	52,745
Fifth Third Bancorp	4,138	135,768
First Republic Bank	1,102	134,323
Huntington Bancshares, Inc.	8,697	122,628
JPMorgan Chase & Co.	17,685	2,371,558
KeyCorp	5,624	97,970
M&T Bank Corp.	1,059	153,618
PNC Financial Services Group, Inc. (The)	2,473	390,586
Regions Financial Corp.	5,635	121,491
Signature Bank	379	43,668
SVB Financial Group*	356	81,930
Truist Financial Corp.	7,999	344,197
US Bancorp	8,154	355,596
Wells Fargo & Co.	22,874	944,467
Zions Bancorp NA	907	44,588

		7,437,291

Capital Markets (0.8%)
Ameriprise Financial, Inc.	652	203,013
Bank of New York Mellon Corp. (The)	4,435	201,881
BlackRock, Inc.	909	644,145
Cboe Global Markets, Inc.	640	80,301
Charles Schwab Corp. (The)	9,208	766,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CME Group, Inc.	2,168	$364,571
FactSet Research Systems, Inc.	229	91,877
Franklin Resources, Inc.	1,713	45,189
Intercontinental Exchange, Inc.	3,368	345,523
Invesco Ltd.	2,743	49,347
MarketAxess Holdings, Inc.	227	63,308
Moody’s Corp.	952	265,246
Morgan Stanley	8,076	686,622
MSCI, Inc.	485	225,607
Nasdaq, Inc.	2,044	125,399
Northern Trust Corp.	1,257	111,232
Raymond James Financial, Inc.	1,171	125,121
S&P Global, Inc.	2,055	688,302
State Street Corp.	2,217	171,973
T. Rowe Price Group, Inc.	1,361	148,431

		5,403,746

Consumer Finance (0.2%)
American Express Co.	3,617	534,412
Capital One Financial Corp.	2,315	215,202
Discover Financial Services	1,647	161,126
Synchrony Financial	2,905	95,458

		1,006,198

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	10,884	3,362,068

Insurance (0.7%)
Aflac, Inc.	3,468	249,488
Allstate Corp. (The)	1,630	221,028
American International Group, Inc.	4,586	290,019
Aon plc, Class A	1,272	381,778
Arch Capital Group Ltd.*	2,226	139,748
Arthur J Gallagher & Co.	1,268	239,069
Assurant, Inc.	321	40,144
Brown & Brown, Inc.	1,414	80,556
Chubb Ltd.	2,519	555,691
Cincinnati Financial Corp.	960	98,294
Everest Re Group Ltd.	238	78,842
Globe Life, Inc.	546	65,820
Hartford Financial Services Group, Inc. (The)	1,949	147,793
Lincoln National Corp.	934	28,693
Loews Corp.	1,206	70,346
Marsh & McLennan Cos., Inc.	3,009	497,929
MetLife, Inc.	4,040	292,375
Principal Financial Group, Inc.	1,398	117,320
Progressive Corp. (The)	3,527	457,487
Prudential Financial, Inc.	2,243	223,089
Travelers Cos., Inc. (The)	1,431	268,298
W R Berkley Corp.	1,232	89,406
Willis Towers Watson plc	663	162,157

		4,795,370

Total Financials		22,004,673

Health Care (4.7%)
Biotechnology (0.7%)
AbbVie, Inc.	10,662	1,723,086
Amgen, Inc.	3,226	847,277
Biogen, Inc.*	875	242,305
Gilead Sciences, Inc.	7,558	648,854
Incyte Corp.*	1,113	89,396
Moderna, Inc.*	2,029	364,449
Regeneron Pharmaceuticals, Inc.*	646	466,082
Vertex Pharmaceuticals, Inc.*	1,547	446,743

		4,828,192

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	10,561	1,159,492
Align Technology, Inc.*	438	92,374
Baxter International, Inc.	3,037	154,796
Becton Dickinson and Co.	1,720	437,396
Boston Scientific Corp.*	8,633	399,449
Cooper Cos., Inc. (The)	298	98,540
Dentsply Sirona, Inc.	1,299	41,360
Dexcom, Inc.*	2,367	268,039
Edwards Lifesciences Corp.*	3,739	278,967
Hologic, Inc.*	1,506	112,664
IDEXX Laboratories, Inc.*	502	204,796
Intuitive Surgical, Inc.*	2,154	571,564
Medtronic plc	8,013	622,770
ResMed, Inc.	883	183,779
STERIS plc	603	111,368
Stryker Corp.	2,030	496,315
Teleflex, Inc.	283	70,645
Zimmer Biomet Holdings, Inc.	1,265	161,287

		5,465,601

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	977	161,899
Cardinal Health, Inc.	1,643	126,297
Centene Corp.*	3,447	282,689
Cigna Corp.	1,840	609,666
CVS Health Corp.	7,917	737,785
DaVita, Inc.*	336	25,089
Elevance Health, Inc.	1,447	742,268
HCA Healthcare, Inc.	1,298	311,468
Henry Schein, Inc.*	821	65,573
Humana, Inc.	763	390,801
Laboratory Corp. of America Holdings	545	128,337
McKesson Corp.	867	325,229
Molina Healthcare, Inc.*	350	115,577
Quest Diagnostics, Inc.	703	109,977
UnitedHealth Group, Inc.	5,641	2,990,745
Universal Health Services, Inc., Class B	396	55,792

		7,179,192

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	1,801	269,520
Bio-Rad Laboratories, Inc., Class A*	129	54,243
Bio-Techne Corp.	928	76,913
Charles River Laboratories International, Inc.*	307	66,895
Danaher Corp.	3,948	1,047,878
Illumina, Inc.*	947	191,483
IQVIA Holdings, Inc.*	1,125	230,501
Mettler-Toledo International, Inc.*	136	196,581
PerkinElmer, Inc.	761	106,708
Thermo Fisher Scientific, Inc.	2,363	1,301,281
Waters Corp.*	361	123,671
West Pharmaceutical Services, Inc.	447	105,202

		3,770,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	12,877	$926,500
Catalent, Inc.*	1,081	48,656
Eli Lilly and Co.	4,756	1,739,935
Johnson & Johnson	15,855	2,800,786
Merck & Co., Inc.	15,277	1,694,983
Organon & Co.	1,534	42,845
Pfizer, Inc.	33,845	1,734,218
Viatris, Inc.	7,312	81,382
Zoetis, Inc.	2,823	413,711

		9,483,016

Total Health Care		30,726,877

Industrials (2.6%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	3,366	641,190
General Dynamics Corp.	1,356	336,437
Howmet Aerospace, Inc.	2,230	87,884
Huntington Ingalls Industries, Inc.	241	55,594
L3Harris Technologies, Inc.	1,154	240,274
Lockheed Martin Corp.	1,423	692,275
Northrop Grumman Corp.	877	478,500
Raytheon Technologies Corp.	8,904	898,592
Textron, Inc.	1,276	90,341
TransDigm Group, Inc.	311	195,821

		3,716,908

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	747	68,395
Expeditors International of Washington, Inc.	987	102,569
FedEx Corp.	1,442	249,755
United Parcel Service, Inc., Class B	4,413	767,156

		1,187,875

Airlines (0.0%)†
Alaska Air Group, Inc.*	764	32,806
American Airlines Group, Inc.*	3,919	49,850
Delta Air Lines, Inc.*	3,867	127,070
Southwest Airlines Co.*	3,578	120,471
United Airlines Holdings, Inc.*	1,970	74,269

		404,466

Building Products (0.1%)
A O Smith Corp.	775	44,361
Allegion plc	530	55,788
Carrier Global Corp.	5,075	209,344
Fortune Brands Innovations, Inc.	780	44,546
Johnson Controls International plc	4,154	265,856
Masco Corp.	1,360	63,471
Masterbrand, Inc.*	780	5,889
Trane Technologies plc	1,397	234,821

		924,076

Commercial Services & Supplies (0.1%)
Cintas Corp.	519	234,391
Copart, Inc.*	2,580	157,096
Republic Services, Inc.	1,238	159,689
Rollins, Inc.	1,396	51,010
Waste Management, Inc.	2,268	355,804

		957,990

Construction & Engineering (0.0%)†
Quanta Services, Inc.	862	122,835

Electrical Equipment (0.2%)
AMETEK, Inc.	1,384	193,372
Eaton Corp. plc	2,402	376,994
Emerson Electric Co.	3,566	342,550
Generac Holdings, Inc.*	385	38,754
Rockwell Automation, Inc.	696	179,269

		1,130,939

Industrial Conglomerates (0.3%)
3M Co.	3,339	400,413
General Electric Co.	6,613	554,103
Honeywell International, Inc.	4,063	870,701

		1,825,217

Machinery (0.6%)
Caterpillar, Inc.	3,184	762,759
Cummins, Inc.	850	205,946
Deere & Co.	1,677	719,030
Dover Corp.	866	117,265
Fortive Corp.	2,145	137,816
IDEX Corp.	455	103,890
Illinois Tool Works, Inc.	1,699	374,290
Ingersoll Rand, Inc.	2,431	127,020
Nordson Corp.	326	77,497
Otis Worldwide Corp.	2,534	198,438
PACCAR, Inc.	2,097	207,540
Parker-Hannifin Corp.	774	225,234
Pentair plc	992	44,620
Snap-on, Inc.	321	73,345
Stanley Black & Decker, Inc.	891	66,932
Westinghouse Air Brake Technologies Corp.	1,097	109,492
Xylem, Inc.	1,087	120,190

		3,671,304

Professional Services (0.1%)
CoStar Group, Inc.*	2,388	184,545
Equifax, Inc.	738	143,438
Jacobs Solutions, Inc.	770	92,454
Leidos Holdings, Inc.	823	86,571
Robert Half International, Inc.	661	48,801
Verisk Analytics, Inc.	947	167,070

		722,879

Road & Rail (0.3%)
CSX Corp.	12,913	400,045
JB Hunt Transport Services, Inc.	501	87,354
Norfolk Southern Corp.	1,416	348,931
Old Dominion Freight Line, Inc.	553	156,930
Union Pacific Corp.	3,766	779,826

		1,773,086

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,466	164,011
United Rentals, Inc.*	422	149,987
WW Grainger, Inc.	273	151,856

		465,854

Total Industrials		16,903,429

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Information Technology (7.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,486	$180,326
Cisco Systems, Inc.	24,972	1,189,666
F5, Inc.*	359	51,520
Juniper Networks, Inc.	1,945	62,162
Motorola Solutions, Inc.	1,006	259,257

		1,742,931

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,587	273,114
CDW Corp.	816	145,721
Corning, Inc.	4,588	146,541
Keysight Technologies, Inc.*	1,085	185,611
TE Connectivity Ltd.	1,929	221,449
Teledyne Technologies, Inc.*	283	113,175
Trimble, Inc.*	1,493	75,486
Zebra Technologies Corp., Class A*	312	80,000

		1,241,097

IT Services (1.3%)
Accenture plc, Class A	3,815	1,017,994
Akamai Technologies, Inc.*	959	80,844
Automatic Data Processing, Inc.	2,506	598,583
Broadridge Financial Solutions, Inc.	707	94,830
Cognizant Technology Solutions Corp., Class A	3,122	178,547
DXC Technology Co.*	1,386	36,729
EPAM Systems, Inc.*	346	113,398
Fidelity National Information Services, Inc.	3,666	248,738
Fiserv, Inc.*	3,857	389,827
FleetCor Technologies, Inc.*	452	83,023
Gartner, Inc.*	477	160,339
Global Payments, Inc.	1,671	165,964
International Business Machines Corp.	5,447	767,428
Jack Henry & Associates, Inc.	439	77,071
Mastercard, Inc., Class A	5,145	1,789,071
Paychex, Inc.	1,932	223,262
PayPal Holdings, Inc.*	6,974	496,688
VeriSign, Inc.*	563	115,663
Visa, Inc., Class A	9,860	2,048,514

		8,686,513

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	9,735	630,536
Analog Devices, Inc.	3,135	514,234
Applied Materials, Inc.	5,246	510,855
Broadcom, Inc.	2,435	1,361,482
Enphase Energy, Inc.*	817	216,472
Intel Corp.	24,761	654,433
KLA Corp.	855	322,361
Lam Research Corp.	826	347,168
Microchip Technology, Inc.	3,332	234,073
Micron Technology, Inc.	6,652	332,467
Monolithic Power Systems, Inc.	268	94,767
NVIDIA Corp.	15,100	2,206,714
NXP Semiconductors NV	1,584	250,319
ON Semiconductor Corp.*	2,613	162,973
Qorvo, Inc.*	622	56,378
QUALCOMM, Inc.	6,772	744,514
Skyworks Solutions, Inc.	968	88,214
SolarEdge Technologies, Inc.*	336	95,179
Teradyne, Inc.	945	82,546
Texas Instruments, Inc.	5,510	910,362

		9,816,047

Software (2.5%)
Adobe, Inc.*	2,822	949,688
ANSYS, Inc.*	525	126,835
Autodesk, Inc.*	1,310	244,800
Cadence Design Systems, Inc.*	1,652	265,377
Ceridian HCM Holding, Inc.*	904	57,992
Fortinet, Inc.*	3,947	192,969
Gen Digital, Inc.	3,571	76,527
Intuit, Inc.	1,701	662,063
Microsoft Corp.	44,975	10,785,904
Oracle Corp.	9,160	748,738
Paycom Software, Inc.*	293	90,921
PTC, Inc.*	638	76,585
Roper Technologies, Inc.	639	276,105
Salesforce, Inc.*	6,000	795,540
ServiceNow, Inc.*	1,218	472,913
Synopsys, Inc.*	922	294,385
Tyler Technologies, Inc.*	251	80,925

		16,198,267

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	91,099	11,836,493
Hewlett Packard Enterprise Co.	7,836	125,063
HP, Inc.	5,488	147,462
NetApp, Inc.	1,325	79,579
Seagate Technology Holdings plc(x)	1,178	61,975
Western Digital Corp.*	1,889	59,598

		12,310,170

Total Information Technology		49,995,025

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,338	412,452
Albemarle Corp.	706	153,103
Celanese Corp.	601	61,446
CF Industries Holdings, Inc.	1,202	102,411
Corteva, Inc.	4,333	254,694
Dow, Inc.	4,331	218,239
DuPont de Nemours, Inc.	3,021	207,331
Eastman Chemical Co.	741	60,347
Ecolab, Inc.	1,495	217,612
FMC Corp.	760	94,848
International Flavors & Fragrances, Inc.	1,537	161,139
Linde plc	3,005	980,171
LyondellBasell Industries NV, Class A	1,534	127,368
Mosaic Co. (The)	2,082	91,337
PPG Industries, Inc.	1,417	178,174
Sherwin-Williams Co. (The)	1,422	337,483

		3,658,155

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	376	127,077
Vulcan Materials Co.	801	140,263

		267,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	9,062	$107,929
Avery Dennison Corp.	490	88,690
Ball Corp.	1,895	96,910
International Paper Co.	2,183	75,597
Packaging Corp. of America	565	72,269
Sealed Air Corp.	876	43,695
Westrock Co.	1,534	53,936

		539,026

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	8,624	327,712
Newmont Corp.	4,786	225,899
Nucor Corp.	1,579	208,128

		761,739

Total Materials		5,226,260

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	895	130,375
American Tower Corp. (REIT)	2,808	594,903
AvalonBay Communities, Inc. (REIT)	843	136,161
Boston Properties, Inc. (REIT)	860	58,119
Camden Property Trust (REIT)	642	71,827
Crown Castle, Inc. (REIT)	2,611	354,156
Digital Realty Trust, Inc. (REIT)	1,733	173,768
Equinix, Inc. (REIT)	549	359,611
Equity Residential (REIT)	2,041	120,419
Essex Property Trust, Inc. (REIT)	393	83,285
Extra Space Storage, Inc. (REIT)	808	118,921
Federal Realty Investment Trust (REIT)	439	44,357
Healthpeak Properties, Inc. (REIT)	3,254	81,578
Host Hotels & Resorts, Inc. (REIT)	4,311	69,192
Invitation Homes, Inc. (REIT)	3,497	103,651
Iron Mountain, Inc. (REIT)	1,753	87,387
Kimco Realty Corp. (REIT)	3,730	79,001
Mid-America Apartment Communities, Inc. (REIT)	696	109,265
Prologis, Inc. (REIT)	5,568	627,681
Public Storage (REIT)	953	267,021
Realty Income Corp. (REIT)	3,724	236,213
Regency Centers Corp. (REIT)	929	58,062
SBA Communications Corp. (REIT)	651	182,482
Simon Property Group, Inc. (REIT)	1,974	231,906
UDR, Inc. (REIT)	1,842	71,341
Ventas, Inc. (REIT)	2,410	108,570
VICI Properties, Inc. (REIT)	5,808	188,179
Vornado Realty Trust (REIT)	971	20,206
Welltower, Inc. (REIT)	2,794	183,147
Weyerhaeuser Co. (REIT)	4,464	138,384

		5,089,168

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,937	149,071

Total Real Estate		5,238,239

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,513	83,533
American Electric Power Co., Inc.	3,098	294,155
Constellation Energy Corp.	1,971	169,920
Duke Energy Corp.	4,643	478,182
Edison International	2,300	146,326
Entergy Corp.	1,227	138,037
Evergy, Inc.	1,384	87,095
Eversource Energy	2,089	175,142
Exelon Corp.	5,981	258,559
FirstEnergy Corp.	3,273	137,270
NextEra Energy, Inc.	11,849	990,576
NRG Energy, Inc.	1,418	45,121
Pinnacle West Capital Corp.	682	51,859
PPL Corp.	4,440	129,737
Southern Co. (The)	6,410	457,738
Xcel Energy, Inc.	3,299	231,293

		3,874,543

Gas Utilities (0.0%)†
Atmos Energy Corp.	844	94,587

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,028	115,845

Multi-Utilities (0.3%)
Ameren Corp.	1,558	138,537
CenterPoint Energy, Inc.	3,796	113,842
CMS Energy Corp.	1,750	110,828
Consolidated Edison, Inc.	2,138	203,773
Dominion Energy, Inc.	5,020	307,826
DTE Energy Co.	1,168	137,275
NiSource, Inc.	2,448	67,124
Public Service Enterprise Group, Inc.	3,008	184,300
Sempra Energy	1,895	292,853
WEC Energy Group, Inc.	1,902	178,332

		1,734,690

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,096	167,053

Total Utilities		5,986,718

Total Common Stocks (29.7%) (Cost $141,105,173)		193,605,128

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (40.0%)
U.S. Treasury Notes 1.625%, 5/15/31	$308,580,000	260,457,690

Total Long-Term Debt Securities (40.0%) (Cost $265,229,260)		260,457,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	$411

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.9%)
Goldman Sachs Financial Square Funds – Government Fund‡	32,554,639	32,554,639
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	31,891,058	31,891,058
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	31,558,068	31,558,068
JPMorgan Prime Money Market Fund, IM Shares	65,624,461	65,657,272

Total Investment Companies		161,661,037

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $140,110, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $142,846. (xx)	$140,045	140,045

Total Short-Term Investments (24.9%) (Cost $161,771,232)		161,801,082

Total Investments in Securities (94.6%) (Cost $568,105,945)		615,864,311
Other Assets Less Liabilities (5.4%)		34,957,634

Net Assets (100%)		$650,821,945

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $164,382. This was collateralized by $29,473 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.375%, maturing 1/19/23 – 11/15/51 and by cash of $140,045 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	32,554,639	37,911,152	—	(5,356,513)	—	—	32,554,639	518,781	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	31,891,058	37,138,255	—	(5,247,197)	—	—	31,891,058	504,199	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	31,558,068	36,750,607	—	(5,192,539)	—	—	31,558,068	498,806	—

Total		111,800,014	—	(15,796,249)	—	—	96,003,765	1,521,786	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,208	3/2023	EUR	48,943,972	(2,538,657)
FTSE 100 Index	373	3/2023	GBP	33,667,057	(158,065)
Russell 2000 E-Mini Index	368	3/2023	USD	32,584,560	(727,258)
S&P Midcap 400 E-Mini Index	200	3/2023	USD	48,852,000	(910,287)
TOPIX Index	222	3/2023	JPY	31,995,809	(881,019)

					(5,215,286)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,187,967	$—	$—	$14,187,967
Consumer Discretionary	19,077,166	—	—	19,077,166
Consumer Staples	13,998,287	—	—	13,998,287
Energy	10,260,487	—	—	10,260,487
Financials	22,004,673	—	—	22,004,673
Health Care	30,726,877	—	—	30,726,877
Industrials	16,903,429	—	—	16,903,429
Information Technology	49,995,025	—	—	49,995,025
Materials	5,226,260	—	—	5,226,260
Real Estate	5,238,239	—	—	5,238,239
Utilities	5,986,718	—	—	5,986,718
Right
Health Care	—	411	—	411
Short-Term Investments
Investment Companies	161,661,037	—	—	161,661,037
Repurchase Agreement	—	140,045	—	140,045
U.S. Treasury Obligation	—	260,457,690	—	260,457,690

Total Assets	$355,266,165	$260,598,146	$—	$615,864,311

Liabilities:
Futures	$(5,215,286)	$—	$—	$(5,215,286)

Total Liabilities	$(5,215,286)	$—	$—	$(5,215,286)

Total	$350,050,879	$260,598,146	$—	$610,649,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,215,286	)*

Total		$(5,215,286)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(21,032,258)	$(21,032,258)

Total	$(21,032,258)	$(21,032,258)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,244,364)	$(10,244,364)

Total	$(10,244,364)	$(10,244,364)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $211,459,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,845,575
Long-term U.S. government debt securities	1,203,779,692

$1,231,625,267

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,967,639
Long-term U.S. government debt securities	1,230,679,461

$1,255,647,100

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,229,564
Aggregate gross unrealized depreciation	(20,156,496)

Net unrealized appreciation	$46,073,068

Federal income tax cost of investments in securities and derivative instruments, if applicable	$564,575,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $96,003,765)	$96,003,765
Unaffiliated Issuers (Cost $471,962,135)	519,720,501
Repurchase Agreements (Cost $140,045)	140,045
Cash	16,092,657
Foreign cash (Cost $476,644)	422,568
Due from broker for futures variation margin	12,604,951
Receivable for securities sold	5,468,053
Dividends, interest and other receivables	1,399,587
Receivable for Portfolio shares sold	26,800
Securities lending income receivable	32
Other assets	6,611

Total assets	651,885,570

LIABILITIES
Investment management fees payable	393,891
Payable for Portfolio shares redeemed	251,251
Distribution fees payable – Class IB	141,111
Payable for return of collateral on securities loaned	140,045
Administrative fees payable	73,365
Payable to Adviser	4,904
Accrued expenses	59,058

Total liabilities	1,063,625

NET ASSETS	$650,821,945

Net assets were comprised of:
Paid in capital	$729,696,218
Total distributable earnings (loss)	(78,874,273)

Net assets	$650,821,945

Class IB
Net asset value, offering and redemption price per share, $650,821,945 / 70,084,851 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

(x)	Includes value of securities on loan of $164,382.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$7,416,168
Dividends ($1,521,786 of dividend income received from affiliates) (net of $1,254 foreign withholding tax)	6,132,599
Securities lending (net)	2,492

Total income	13,551,259

EXPENSES
Investment management fees	5,538,985
Distribution fees – Class IB	1,731,184
Administrative fees	854,114
Professional fees	71,694
Custodian fees	47,900
Printing and mailing expenses	35,421
Trustees’ fees	22,521
Miscellaneous	36,206

Gross expenses	8,338,025
Less: Waiver from investment manager	(284,716)

Net expenses	8,053,309

NET INVESTMENT INCOME (LOSS)	5,497,950

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(48,380,499)
Futures contracts	(21,032,258)
Foreign currency transactions	(109,086)

Net realized gain (loss)	(69,521,843)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(51,071,145)
Futures contracts	(10,244,364)
Foreign currency translations	64,340

Net change in unrealized appreciation (depreciation)	(61,251,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(130,773,012)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,275,062)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,497,950	$(1,582,712)
Net realized gain (loss)	(69,521,843)	40,661,514
Net change in unrealized appreciation (depreciation)	(61,251,169)	35,921,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(125,275,062)	75,000,743

Distributions to shareholders:
Class IB	(3,785,520)	(79,346,871)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,103,534 and 3,040,354 shares, respectively ]	39,933,425	35,478,457
Capital shares issued in reinvestment of dividends and distributions [ 395,001 and 7,136,966 shares, respectively ]	3,785,520	79,346,871
Capital shares repurchased [ (5,499,222) and (2,903,292) shares, respectively ]	(52,444,953)	(33,674,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,726,008)	81,150,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,786,590)	76,804,666
NET ASSETS:
Beginning of year	788,608,535	711,803,869

End of year	$650,821,945	$788,608,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.09		$11.15		$10.80		$9.95		$10.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		(0.02)		—	#	0.11		0.10
Net realized and unrealized gain (loss)	(1.83)		1.18		0.53		1.63		(0.63)

Total from investment operations	(1.75)		1.16		0.53		1.74		(0.53)

Less distributions:
Dividends from net investment income	(0.05)		(0.01)		(0.02)		(0.11)		(0.10)
Distributions from net realized gains	—		(1.21)		(0.16)		(0.78)		—

Total dividends and distributions	(0.05)		(1.22)		(0.18)		(0.89)		(0.10)

Net asset value, end of year	$9.29		$11.09		$11.15		$10.80		$9.95

Total return	(15.76)%		10.60%		4.96%		17.57%		(5.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$650,822		$788,609		$711,804		$660,492		$504,549
Ratio of expenses to average net assets:
After waivers (f)	1.16	%(j)	1.17	%(k)	1.15	%(k)	1.16	%(k)	1.13	%(k)
Before waivers (f)	1.20%		1.20%		1.21%		1.20%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.79%		(0.21)%		(0.01)%		1.05%		1.00%
Before waivers (f)	0.75%		(0.23)%		(0.07)%		1.01%		0.93%
Portfolio turnover rate^	250%		252%		97%		193%		183%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(7.67)%	(0.21)%	0.01%
Portfolio – Class IB Shares	(7.62)	(0.21)	0.00
Portfolio – Class K Shares	(7.43)	0.06	0.25
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (7.62)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, which returned (7.73)% over the same period.

Asset Class Overview

Portfolio Highlights

As we look back on 2022, there were some things no one could predict, like the war in Ukraine, whose impact on fixed income markets was mostly limited to emerging markets and global indices. Throughout 2022 the Federal Reserve (Fed) hiked rates by a total of 4.25%, and another two hikes are still expected for 2023! The Fed made good on their claims that they would stop at nothing to curb inflation. To their credit, inflation has come down to 7.1% in November, but this is still well away from their 2% target, hence the anticipation of more hikes going forward.

The fixed income markets responded violently to the Fed’s aggressive hiking cycle. U.S. Treasury yields surged, albeit unevenly, resulting in a curve inversion in June that deepened throughout the second half of the year — a telltale sign of impending recession. Bonds had one of their worst years in history, with all major U.S. indices posting negative returns for the majority of the twelve months.

As this is an indexed Portfolio, any small deviations in performance can be attributed to misweights due to our sampling process as well as effects from trading. The primary factors that affected markets also affected the Portfolio’s performance. The main macroeconomic factor that contributed to Portfolio performance was the Fed’s aggressive rate hiking cycle as a response to elevated inflation. All major U.S. bond indices experienced negative returns during the year. However, those that contained Treasuries were hit hardest due to persistent volatility within the sector. Intermediate and longer dated bonds performed more poorly than shorter dated bonds due to the added duration risk.

This Portfolio is neither guaranteed nor insured by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	3.58
Weighted Average Coupon (%)	1.91
Weighted Average Effective Duration (Years)*	3.27
Weighted Average Rating**	AA1

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Government Agency Securities	50.9%
U.S. Treasury Obligations	40.3
Exchange Traded Funds	7.9
Repurchase Agreements	0.5
Financials	0.1
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$977.50	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.30
Class IB
Actual	1,000.00	977.30	3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.30
Class K
Actual	1,000.00	977.90	1.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.20	2.03

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Diversified Financial Services (0.1%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$5,889,693
Series NN
3.250%, 6/15/25	2,500,000	2,405,908

Total Financials		8,295,601

Total Corporate Bond		8,295,601

U.S. Government Agency Securities (50.9%)
FFCB
0.250%, 2/26/24	35,370,000	33,627,005
3.625%, 3/6/24	17,500,000	17,243,742
0.350%, 5/16/24	10,000,000	9,395,621
2.625%, 5/16/24	33,695,000	32,722,727
0.390%, 6/17/24	10,000,000	9,381,747
0.470%, 8/19/24	10,000,000	9,303,556
3.375%, 8/26/24	25,000,000	24,500,620
4.250%, 9/26/24	15,000,000	14,902,269
0.440%, 11/4/24	10,000,000	9,258,669
0.300%, 11/12/24	5,000,000	4,613,855
4.500%, 11/18/24	25,000,000	25,001,575
1.125%, 1/6/25	2,500,000	2,337,152
1.750%, 2/14/25	31,505,000	29,894,877
0.680%, 8/4/25	30,000,000	27,165,618
0.570%, 8/12/25	10,000,000	8,998,615
4.250%, 9/30/25	15,000,000	14,949,957
0.600%, 11/24/25	15,000,000	13,404,870
0.680%, 1/13/27	5,000,000	4,309,690
0.700%, 1/27/27	15,000,000	12,912,596
1.040%, 1/25/29	15,000,000	12,192,894
1.230%, 7/29/30	5,000,000	3,897,481
1.240%, 9/3/30	10,000,000	7,803,927
1.380%, 1/14/31	30,000,000	23,195,991
1.990%, 3/17/31	10,000,000	8,193,636
FHLB
2.500%, 2/13/24	51,865,000	50,721,781
2.125%, 2/28/24	16,445,000	15,918,883
3.625%, 2/28/24	25,000,000	24,629,170
3.375%, 3/8/24	22,500,000	22,117,257
0.375%, 3/15/24	50,000,000	47,357,400
2.875%, 6/14/24	13,085,000	12,787,756
2.750%, 6/28/24	50,000,000	48,646,305
3.000%, 7/8/24	26,315,000	25,757,509
1.500%, 8/15/24	47,875,000	45,575,229
2.875%, 9/13/24	46,180,000	44,816,780
4.500%, 10/3/24	75,000,000	75,127,800
2.750%, 12/13/24	40,000,000	38,560,608
1.250%, 1/27/25	25,000,000	23,253,132
1.300%, 1/28/25	60,000,000	56,055,708
2.375%, 3/14/25	10,000,000	9,559,240
0.500%, 4/14/25	41,290,000	37,912,305
0.500%, 6/13/25	20,000,000	18,191,064
3.125%, 6/13/25	10,000,000	9,732,419
0.375%, 9/4/25	56,620,000	50,982,199
0.550%, 1/20/26	5,000,000	4,435,264
0.625%, 1/22/26	25,000,000	22,178,123
0.650%, 1/28/26	15,000,000	13,310,511
0.700%, 1/28/26	20,000,000	17,775,442
0.600%, 2/12/26	10,000,000	8,832,390
0.680%, 2/24/26	5,000,000	4,430,967
0.750%, 2/24/26	25,000,000	22,205,087
0.650%, 2/26/26	10,000,000	8,851,809
1.050%, 8/13/26	36,000,000	31,834,393
1.875%, 9/11/26	24,000,000	22,071,833
1.500%, 11/23/26	50,000,000	44,694,915
1.250%, 12/21/26	50,000,000	44,690,865
1.700%, 1/28/27	69,245,000	62,162,109
0.830%, 2/10/27	10,000,000	8,648,331
1.020%, 2/24/27	15,000,000	13,075,965
0.900%, 2/26/27	35,000,000	30,321,900
1.115%, 2/26/27	30,000,000	26,229,705
1.100%, 2/25/28	15,000,000	12,757,229
3.250%, 6/9/28	25,000,000	23,975,807
1.000%, 8/16/28	5,000,000	4,126,899
3.250%, 11/16/28	66,335,000	63,900,897
FHLMC
0.360%, 5/15/24	10,000,000	9,403,470
0.450%, 11/25/24	10,000,000	9,241,000
4.000%, 12/30/24	30,000,000	29,481,501
1.500%, 2/12/25 (x)	60,000,000	56,548,560
4.320%, 3/21/25	25,000,000	24,677,400
3.050%, 5/12/25	50,000,000	48,309,260
0.375%, 7/21/25	7,225,000	6,541,685
0.600%, 8/12/25	10,000,000	9,012,570
4.050%, 8/28/25	35,000,000	34,349,595
0.680%, 9/2/25	26,300,000	23,680,189
0.375%, 9/23/25	68,490,000	61,684,512
4.625%, 9/29/25	15,000,000	14,953,539
0.600%, 9/30/25	20,000,000	17,921,920
0.600%, 10/15/25	10,905,000	9,796,125
0.600%, 11/12/25	5,000,000	4,462,350
0.640%, 11/24/25	15,000,000	13,386,925
0.625%, 11/25/25	10,000,000	8,954,793
0.620%, 12/1/25	15,000,000	13,401,253
0.750%, 6/23/26	15,000,000	13,206,011
6.750%, 9/15/29	20,000,000	22,913,100
6.250%, 7/15/32 (x)	20,000,000	23,398,086
FNMA
2.500%, 2/5/24	86,045,000	83,979,163
1.750%, 7/2/24	60,000,000	57,486,324
2.625%, 9/6/24	85,000,000	82,509,908
1.625%, 10/15/24	65,050,000	61,814,231
1.625%, 1/7/25	83,600,000	78,993,021
0.625%, 4/22/25	36,380,000	33,427,959
0.500%, 6/17/25	45,000,000	40,948,956
0.375%, 8/25/25	127,500,000	114,927,824
0.580%, 10/20/25	20,000,000	17,887,378
0.560%, 10/22/25	10,000,000	8,936,986
0.540%, 10/27/25	10,000,000	8,938,710
0.600%, 10/29/25	10,000,000	8,952,993
0.500%, 11/7/25 (x)	63,385,000	56,994,157
0.560%, 11/17/25	10,000,000	8,927,914
0.650%, 12/10/25	10,000,000	8,921,377
0.650%, 12/17/25	10,000,000	8,927,661
2.125%, 4/24/26	119,485,000	112,022,098
1.875%, 9/24/26	120,000,000	110,763,936
0.875%, 12/18/26	10,000,000	8,699,084
0.750%, 10/8/27 (x)	80,000,000	68,993,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
6.250%, 5/15/29	$25,000,000	$27,932,818
7.125%, 1/15/30	40,000,000	47,143,000
0.875%, 8/5/30	134,805,000	107,584,204
6.625%, 11/15/30	45,000,000	52,406,312
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,065,622
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	20,081,892
5.500%, 4/26/24	27,579,000	27,836,811
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	19,391,900
0.750%, 5/15/25	8,330,000	7,635,719
1.500%, 9/15/31	10,420,000	8,216,952
Series A
2.875%, 2/1/27	48,000,000	45,558,245
Series E
6.750%, 11/1/25	15,779,000	16,778,189

Total U.S. Government Agency Securities		3,332,430,000

U.S. Treasury Obligations (40.3%)
U.S. Treasury Notes
0.125%, 1/15/24	20,000,000	19,069,776
0.875%, 1/31/24	35,000,000	33,576,263
1.500%, 2/29/24	22,000,000	21,207,855
2.125%, 2/29/24	13,000,000	12,626,670
2.375%, 2/29/24	5,000,000	4,871,815
2.125%, 3/31/24	40,000,000	38,761,800
0.375%, 4/15/24	60,000,000	56,787,828
2.000%, 4/30/24	10,000,000	9,652,411
2.500%, 4/30/24	55,000,000	53,431,900
0.250%, 5/15/24	75,000,000	70,623,645
2.500%, 5/15/24	58,000,000	56,309,822
2.000%, 5/31/24	38,000,000	36,620,976
2.500%, 5/31/24	20,000,000	19,406,316
2.000%, 6/30/24	19,000,000	18,275,517
3.000%, 6/30/24	18,000,000	17,571,607
1.750%, 7/31/24	23,500,000	22,486,081
0.375%, 8/15/24	20,000,000	18,692,324
1.250%, 8/31/24	22,000,000	20,837,557
1.875%, 8/31/24	25,000,000	23,922,015
2.250%, 10/31/24	4,000,000	3,843,688
1.500%, 11/30/24	7,000,000	6,625,884
2.250%, 12/31/24	22,000,000	21,096,009
4.250%, 12/31/24	25,000,000	24,928,225
1.125%, 1/15/25	25,000,000	23,406,920
2.000%, 2/15/25	13,000,000	12,376,689
2.125%, 5/15/25	37,000,000	35,196,013
2.875%, 6/15/25	17,000,000	16,438,359
3.000%, 7/15/25	50,000,000	48,472,915
0.250%, 7/31/25	40,000,000	36,125,008
2.000%, 8/15/25	30,000,000	28,350,000
0.250%, 10/31/25	10,000,000	8,952,840
0.375%, 11/30/25	5,000,000	4,477,219
4.000%, 12/15/25	30,000,000	29,841,753
0.375%, 12/31/25	70,000,000	62,605,893
0.375%, 1/31/26	55,000,000	48,991,047
1.625%, 2/15/26	20,000,000	18,520,816
0.500%, 2/28/26	43,000,000	38,364,536
0.750%, 3/31/26	65,000,000	58,337,994
2.250%, 3/31/26	35,000,000	33,021,615
0.750%, 4/30/26	40,000,000	35,799,760
1.625%, 5/15/26	42,000,000	38,702,387
0.750%, 5/31/26	73,000,000	65,185,751
0.875%, 6/30/26	60,000,000	53,704,290
0.625%, 7/31/26	25,000,000	22,109,737
1.500%, 8/15/26	90,500,000	82,620,681
1.375%, 8/31/26	16,615,000	15,082,168
0.875%, 9/30/26	45,000,000	40,012,213
2.000%, 11/15/26	90,000,000	83,315,502
2.250%, 2/15/27	10,000,000	9,316,311
2.250%, 11/15/27	18,500,000	17,071,289
0.625%, 12/31/27	45,000,000	38,193,669
3.875%, 12/31/27	25,000,000	24,902,775
2.750%, 2/15/28	25,600,000	24,109,192
1.250%, 3/31/28	50,000,000	43,553,680
1.250%, 4/30/28	10,000,000	8,693,901
2.875%, 5/15/28	86,500,000	81,794,781
1.250%, 5/31/28	60,500,000	52,487,404
1.250%, 6/30/28	5,000,000	4,331,667
2.875%, 8/15/28	76,000,000	71,691,590
1.125%, 8/31/28	25,000,000	21,399,357
1.250%, 9/30/28	30,000,000	25,819,248
3.125%, 11/15/28	87,500,000	83,606,688
2.625%, 2/15/29	52,000,000	48,181,500
2.375%, 5/15/29	82,000,000	74,715,710
3.250%, 6/30/29	15,000,000	14,383,616
1.625%, 8/15/29	17,500,000	15,217,332
3.875%, 12/31/29	20,000,000	19,927,940
1.500%, 2/15/30	32,400,000	27,671,113
0.625%, 5/15/30	40,000,000	31,736,560
0.625%, 8/15/30	33,500,000	26,441,326
0.875%, 11/15/30	36,000,000	28,868,026
1.125%, 2/15/31	46,600,000	38,095,617
1.625%, 5/15/31	15,000,000	12,660,786
1.250%, 8/15/31	30,000,000	24,426,564
1.375%, 11/15/31	84,500,000	69,023,301
1.875%, 2/15/32	109,000,000	92,742,203
2.875%, 5/15/32	23,000,000	21,269,857
2.750%, 8/15/32	31,000,000	28,311,906
4.125%, 11/15/32	3,000,000	3,069,544

Total U.S. Treasury Obligations		2,634,952,543

Total Long-Term Debt Securities (91.3%) (Cost $6,378,014,189)		5,975,678,144

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.9%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	950,000	46,768,500
Schwab Short-Term U.S. Treasury ETF (x)	950,000	45,828,000
Vanguard Intermediate-Term Treasury ETF (x)	3,900,000	228,072,000
Vanguard Short-Term Treasury ETF (x)	3,400,000	196,588,000

Total Exchange Traded Funds (7.9%) (Cost $543,978,750)		517,256,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $4,373,353, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $4,458,739. (xx)	4,371,313	4,371,313
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $2,000,956, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $2,041,060. (xx)	2,000,000	2,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $8,006,922, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $8,710,628. (xx)	8,000,000	8,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $10,008,361, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $10,200,001. (xx)	10,000,000	10,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $10,004,889, collateralized by various Common Stocks; total market value $11,106,467. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		35,371,313

Total Short-Term Investments (0.5%) (Cost $35,371,313)		35,371,313

Total Investments in Securities (99.7%) (Cost $6,957,364,252)		6,528,305,957
Other Assets Less Liabilities (0.3%)		19,232,443

Net Assets (100%)		$6,547,538,400

(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $34,564,753. This was collateralized by cash of $35,371,313 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,295,601	$—	$8,295,601
Exchange Traded Funds	517,256,500	—	—	517,256,500
Short-Term Investments
Repurchase Agreements	—	35,371,313	—	35,371,313
U.S. Government Agency Securities	—	3,332,430,000	—	3,332,430,000
U.S. Treasury Obligations	—	2,634,952,543	—	2,634,952,543

Total Assets	$517,256,500	$6,011,049,457	$—	$6,528,305,957

Total Liabilities	$—	$—	$—	$—

Total	$517,256,500	$6,011,049,457	$—	$6,528,305,957

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,226,651,507
Long-term U.S. government debt securities	2,141,677,522

$3,368,329,029

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,069,210,913
Long-term U.S. government debt securities	1,804,586,602

$2,873,797,515

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,736,970
Aggregate gross unrealized depreciation	(431,917,641)

Net unrealized depreciation	$(430,180,671)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,958,486,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $6,921,992,939)	$6,492,934,644
Repurchase Agreements (Cost $35,371,313)	35,371,313
Cash	118,487,181
Dividends, interest and other receivables	28,890,645
Receivable for Portfolio shares sold	308,990
Securities lending income receivable	21,998
Other assets	26,352

Total assets	6,676,041,123

LIABILITIES
Payable for securities purchased	89,064,849
Payable for return of collateral on securities loaned	35,371,313
Payable for Portfolio shares redeemed	1,837,622
Investment management fees payable	1,594,532
Administrative fees payable	530,067
Distribution fees payable – Class IB	55,412
Distribution fees payable – Class IA	15,291
Trustees’ fees payable	3,151
Accrued expenses	30,486

Total liabilities	128,502,723

NET ASSETS	$6,547,538,400

Net assets were comprised of:
Paid in capital	$7,074,206,442
Total distributable earnings (loss)	(526,668,042)

Net assets	$6,547,538,400

Class IA
Net asset value, offering and redemption price per share, $71,571,655 / 7,612,629 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.40

Class IB
Net asset value, offering and redemption price per share, $258,717,813 / 27,693,739 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.34

Class K
Net asset value, offering and redemption price per share, $6,217,248,932 / 661,209,350 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.40

(x)	Includes value of securities on loan of $34,564,753.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$97,872,827
Dividends	7,782,490
Securities lending (net)	313,598

Total income	105,968,915

EXPENSES
Investment management fees	20,370,797
Administrative fees	6,030,989
Distribution fees – Class IB	697,458
Printing and mailing expenses	228,636
Professional fees	216,397
Trustees’ fees	205,275
Distribution fees – Class IA	191,768
Custodian fees	123,300
Miscellaneous	143,862

Gross expenses	28,208,482
Less: Waiver from investment manager	(1,416,126)

Net expenses	26,792,356

NET INVESTMENT INCOME (LOSS)	79,176,559

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(77,657,641)
Net change in unrealized appreciation (depreciation) on investments in securities	(487,758,555)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(565,416,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(486,239,637)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$79,176,559	$62,657,443
Net realized gain (loss)	(77,657,641)	48,239,668
Net change in unrealized appreciation (depreciation)	(487,758,555)	(261,590,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(486,239,637)	(150,693,304)

Distributions to shareholders:
Class IA	(767,787)	(1,217,368)
Class IB	(2,807,391)	(4,451,624)
Class K	(81,751,616)	(105,926,097)

Total distributions to shareholders	(85,326,794)	(111,595,089)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 660,192 and 715,423 shares, respectively ]	6,435,616	7,539,695
Capital shares issued in reinvestment of dividends [ 81,092 and 117,998 shares, respectively ]	767,787	1,217,368
Capital shares repurchased [ (1,341,482) and (1,412,177) shares, respectively ]	(13,077,067)	(14,851,560)

Total Class IA transactions	(5,873,664)	(6,094,497)

Class IB
Capital shares sold [ 3,836,006 and 3,971,467 shares, respectively ]	37,133,790	41,606,669
Capital shares issued in reinvestment of dividends [ 298,400 and 434,210 shares, respectively ]	2,807,391	4,451,624
Capital shares repurchased [ (6,583,490) and (7,902,299) shares, respectively ]	(63,666,902)	(82,725,970)

Total Class IB transactions	(23,725,721)	(36,667,677)

Class K
Capital shares sold [ 278,332,909 and 100,983,097 shares, respectively ]	2,676,342,063	1,067,382,034
Capital shares issued in reinvestment of dividends [ 8,632,645 and 10,264,866 shares, respectively ]	81,751,616	105,926,097
Capital shares repurchased [ (232,556,527) and (217,518,606) shares, respectively ]	(2,246,480,351)	(2,285,814,747)

Total Class K transactions	511,613,328	(1,112,506,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	482,013,943	(1,155,268,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,552,488)	(1,417,557,183)
NET ASSETS:
Beginning of year	6,637,090,888	8,054,648,071

End of year	$6,547,538,400	$6,637,090,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.29	$10.66	$10.39	$10.13	$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.06	0.10	0.16	0.13
Net realized and unrealized gain (loss)	(0.88)	(0.28)	0.33	0.26	(0.05)

Total from investment operations	(0.79)	(0.22)	0.43	0.42	0.08

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.10)	(0.16)	(0.13)
Distributions from net realized gains	(0.01)	(0.07)	(0.06)	—	—

Total dividends and distributions	(0.10)	(0.15)	(0.16)	(0.16)	(0.13)

Net asset value, end of year	$9.40	$10.29	$10.66	$10.39	$10.13

Total return	(7.67)%	(2.08)%	4.22%	4.18%	0.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$71,572	$84,502	$93,757	$88,801	$92,532
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.67%	0.67%	0.67%
Before waivers (f)	0.67%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.96%	0.57%	0.97%	1.50%	1.27%
Before waivers (f)	0.94%	0.55%	0.97%	1.50%	1.27%
Portfolio turnover rate^	45%	31%	60%	59%	70%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.22	$10.60	$10.32	$10.07	$10.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.06	0.10	0.15	0.13
Net realized and unrealized gain (loss)	(0.87)	(0.29)	0.34	0.26	(0.05)

Total from investment operations	(0.78)	(0.23)	0.44	0.41	0.08

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.10)	(0.16)	(0.13)
Distributions from net realized gains	(0.01)	(0.07)	(0.06)	—	—

Total dividends and distributions	(0.10)	(0.15)	(0.16)	(0.16)	(0.13)

Net asset value, end of year	$9.34	$10.22	$10.60	$10.32	$10.07

Total return	(7.62)%	(2.18)%	4.34%	4.11%	0.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$258,718	$308,194	$356,527	$325,835	$330,469
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.66%	0.67%	0.67%
Before waivers (f)	0.67%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.96%	0.57%	0.97%	1.50%	1.27%
Before waivers (f)	0.94%	0.55%	0.97%	1.50%	1.27%
Portfolio turnover rate^	45%	31%	60%	59%	70%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.29	$10.66	$10.39	$10.13	$10.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.09	0.13	0.18	0.15
Net realized and unrealized gain (loss)	(0.88)	(0.29)	0.33	0.27	(0.03)

Total from investment operations	(0.76)	(0.20)	0.46	0.45	0.12

Less distributions:
Dividends from net investment income	(0.12)	(0.10)	(0.13)	(0.19)	(0.16)
Distributions from net realized gains	(0.01)	(0.07)	(0.06)	—	—

Total dividends and distributions	(0.13)	(0.17)	(0.19)	(0.19)	(0.16)

Net asset value, end of year	$9.40	$10.29	$10.66	$10.39	$10.13

Total return	(7.43)%	(1.85)%	4.48%	4.44%	1.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,217,249	$6,244,395	$7,604,364	$7,052,553	$7,705,387
Ratio of expenses to average net assets:
After waivers (f)	0.40%	0.40%	0.41%	0.42%	0.42%
Before waivers (f)	0.42%	0.41%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.23%	0.82%	1.22%	1.75%	1.53%
Before waivers (f)	1.21%	0.80%	1.22%	1.75%	1.53%
Portfolio turnover rate^	45%	31%	60%	59%	70%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	EARNEST Partners, LLC

➢	Federated Global Investment Management Corp.

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(14.14)%	1.33%	3.61%
Portfolio – Class IB Shares	(14.12)	1.33	3.60
Portfolio – Class K Shares	(13.88)	1.59	3.87
International Proxy Index	(11.94)	1.55	4.65
MSCI EAFE® Index	(14.45)	1.54	4.67

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.12)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned (11.94)% and (14.45)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio benefitted from positive stock selection across multiple sectors, including Industrials, Information Technology, and Financials.

•

Within Industrials, overweighting Rheinmetall AG (Germany) added to relative results. In IT, overweighting Edenred (France) added to relative results. Within Financials, overweighting Grupo Financiero Banorte SAB de CV (Mexico) and DBS Group Holdings Ltd. (Singapore) added to relative results.

•	A relative overweight position in the Energy sector contributed to performance.

What hurt performance during the year:

•	A relative overweight to the Information Technology sector was the leading detractor from relative performance.

•	Stock selection detracted across multiple sectors, including Health Care and Communications.

•	Underweighting BHP Group Ltd. (Australia) in the Materials sector detracted from relative performance.

•	Both sector allocation and security selection detracted from relative results in the Consumer Discretionary sector.

•

During the year, the Portfolio reduced its equity exposure for 36 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$175,018,202	14.6%
Industrials	148,459,731	12.4
Health Care	131,429,181	11.0
Consumer Discretionary	107,876,494	9.0
Exchange Traded Funds	105,623,026	8.8
Consumer Staples	105,112,207	8.8
Information Technology	98,669,605	8.2
Materials	81,173,718	6.8
Repurchase Agreements	64,537,118	5.4
Energy	44,490,850	3.7
Communication Services	39,546,465	3.3
Utilities	24,469,329	2.1
Real Estate	16,488,157	1.4
Investment Company	5,000,000	0.4
Cash and Other	49,511,577	4.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,063.80	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.99	5.26
Class IB
Actual	1,000.00	1,063.80	5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.99	5.26
Class K
Actual	1,000.00	1,065.00	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.99

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.7%)
Ampol Ltd.	9,487	$182,667
ANZ Group Holdings Ltd.*	127,682	2,056,818
APA Group	51,345	376,151
Aristocrat Leisure Ltd.	57,929	1,203,738
ASX Ltd.	8,242	381,699
Aurizon Holdings Ltd.	77,109	195,824
BHP Group Ltd. (ASE Stock Exchange)	123,220	3,828,099
BHP Group Ltd. (London Stock Exchange)	93,034	2,890,568
BlueScope Steel Ltd.	21,435	245,763
Brambles Ltd.	59,717	490,746
Cochlear Ltd.	2,799	388,991
Coles Group Ltd.	56,755	646,088
Commonwealth Bank of Australia	72,637	5,074,073
Dexus (REIT)	44,852	236,666
Endeavour Group Ltd.	58,253	254,627
Flutter Entertainment plc (Dublin Stock Exchange)*	7,092	970,211
Flutter Entertainment plc (London Stock Exchange)*	13,911	1,898,719
Fortescue Metals Group Ltd.	72,055	1,006,193
Glencore plc	416,315	2,780,251
Goodman Group (REIT)	72,248	853,939
GPT Group (The) (REIT)	81,507	233,075
IDP Education Ltd.	9,216	170,547
IGO Ltd.	29,094	266,624
Insurance Australia Group Ltd.	102,468	331,385
Lendlease Corp. Ltd.	30,816	164,492
Lottery Corp. Ltd. (The)*	176,473	538,279
Macquarie Group Ltd.	15,673	1,781,624
Medibank Pvt Ltd.	117,620	236,241
Mineral Resources Ltd.	7,358	386,748
Mirvac Group (REIT)	159,470	231,265
National Australia Bank Ltd.	135,539	2,773,989
Newcrest Mining Ltd.	38,753	544,586
Northern Star Resources Ltd.	51,163	380,043
Orica Ltd.	104,847	1,075,059
Origin Energy Ltd.	70,684	371,527
Pilbara Minerals Ltd.*	108,303	276,518
Qantas Airways Ltd.*	38,454	157,350
QBE Insurance Group Ltd.	63,466	580,321
Ramsay Health Care Ltd.	7,528	331,616
REA Group Ltd.	2,335	176,148
Reece Ltd. (x)	9,643	92,901
Rio Tinto Ltd.	15,795	1,251,876
Rio Tinto plc	48,001	3,364,626
Rio Tinto plc (ADR) (x)	31,978	2,276,834
Santos Ltd.	136,189	662,051
Scentre Group (REIT)	216,432	424,390
SEEK Ltd.	13,829	197,254
Sonic Healthcare Ltd.	20,270	413,611
South32 Ltd.	199,127	542,303
Stockland (REIT)	97,879	241,907
Suncorp Group Ltd.	54,986	450,744
Telstra Group Ltd.	172,940	469,807
Transurban Group	129,858	1,147,611
Treasury Wine Estates Ltd.	31,455	291,474
Vicinity Ltd. (REIT)	159,395	217,048
Washington H Soul Pattinson & Co. Ltd.	9,572	180,263
Wesfarmers Ltd.	48,244	1,508,002
Westpac Banking Corp.	149,459	2,376,076
WiseTech Global Ltd.	13,892	480,012
Woodside Energy Group Ltd. (ASE Stock Exchange)	64,546	1,557,463
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	404,449
Woolworths Group Ltd.	51,569	1,178,317

		56,698,287

Austria (0.3%)
Erste Group Bank AG	82,441	2,638,644
Mondi plc	21,477	365,971
OMV AG	6,591	339,362
Verbund AG	2,771	233,293
voestalpine AG	4,513	119,711

		3,696,981

Belgium (0.8%)
Ageas SA/NV	7,052	312,672
Anheuser-Busch InBev SA/NV	107,879	6,498,008
D’ieteren Group	1,061	203,526
Elia Group SA/NV	1,295	184,092
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	118,832
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	2,716	216,830
KBC Group NV	10,428	670,652
Sofina SA	665	146,356
Solvay SA	3,324	336,105
UCB SA	5,324	419,224
Umicore SA	8,745	321,272
Warehouses De Pauw CVA (REIT)	6,344	181,318

		9,608,887

Brazil (0.4%)
Ambev SA*	763,400	2,099,449
Banco Bradesco SA (ADR)*	495,935	1,428,293
Hypera SA*	54,909	470,077
Petroleo Brasileiro SA (ADR)	82,784	881,650
Yara International ASA	7,310	321,297

		5,200,766

Canada (1.5%)
Agnico Eagle Mines Ltd.	30,909	1,606,172
CAE, Inc.*	98,900	1,912,992
Canadian National Railway Co. (New York Stock Exchange)	15,020	1,785,578
Canadian National Railway Co. (Toronto Stock Exchange)	16,165	1,920,221
Canadian Pacific Railway Ltd.	19,104	1,424,334
Element Fleet Management Corp.	110,564	1,506,577
Franco-Nevada Corp.	11,959	1,630,187
Magna International, Inc.	31,053	1,744,381
Restaurant Brands International, Inc.	39,444	2,550,843
Ritchie Bros Auctioneers, Inc.	25,851	1,493,210

		17,574,495

Chile (0.2%)
Antofagasta plc	16,511	308,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Sociedad Quimica y Minera de Chile SA (ADR)	30,367	$2,424,501

		2,732,998

China (1.5%)
Alibaba Group Holding Ltd.*	113,700	1,256,382
Anhui Conch Cement Co. Ltd., Class H	192,500	673,280
Baidu, Inc. (ADR)*	15,172	1,735,373
BOC Hong Kong Holdings Ltd.	155,543	530,071
Budweiser Brewing Co. APAC Ltd. (m)	76,400	240,296
BYD Co. Ltd., Class H	54,000	1,332,454
China Life Insurance Co. Ltd., Class H	552,000	947,645
China Resources Gas Group Ltd.	252,300	947,081
ESR Group Ltd. (m)	79,800	167,463
Kingsoft Corp. Ltd.	112,800	377,183
Ping An Insurance Group Co. of China Ltd., Class H	95,500	631,940
Prosus NV*	44,168	3,047,172
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (x)	348,000	1,114,606
SITC International Holdings Co. Ltd.	59,000	131,221
Tencent Holdings Ltd.	33,200	1,420,648
TravelSky Technology Ltd., Class H	712,000	1,505,102
Wilmar International Ltd.	77,555	241,455
Xinyi Glass Holdings Ltd.	76,000	141,573
Yum China Holdings, Inc. (Hong Kong stock exchange)	5,750	323,396
Yum China Holdings, Inc. (New York stock exchange)	13,390	731,763

		17,496,104

Colombia (0.2%)
Bancolombia SA (ADR)	51,521	1,470,410
Ecopetrol SA (ADR) (x)	90,162	943,996

		2,414,406

Denmark (1.7%)
AP Moller – Maersk A/S, Class A	124	274,353
AP Moller – Maersk A/S, Class B	212	476,686
Carlsberg A/S, Class B	4,142	550,454
Chr Hansen Holding A/S	4,617	332,112
Coloplast A/S, Class B	4,969	580,818
Danske Bank A/S	30,308	599,022
Demant A/S*	3,889	107,794
DSV A/S	8,102	1,278,840
Genmab A/S*	2,796	1,183,716
Novo Nordisk A/S, Class B	84,619	11,425,782
Novozymes A/S, Class B	8,741	442,788
Orsted A/S (m)	8,001	727,102
Pandora A/S	3,831	269,176
ROCKWOOL A/S, Class B	382	89,798
Tryg A/S	14,964	356,178
Vestas Wind Systems A/S	42,969	1,250,077

		19,944,696

Finland (0.8%)
Elisa OYJ	6,149	325,555
Fortum OYJ	18,193	302,637
Kesko OYJ, Class B	12,090	266,859
Kone OYJ, Class B	14,462	747,725
Metso Outotec OYJ	75,100	772,716
Neste OYJ	17,940	826,151
Nokia OYJ	229,414	1,062,608
Nordea Bank Abp (Aquis Stock Exchange)	2,447	26,273
Nordea Bank Abp (Turquoise Stock Exchange)	243,959	2,610,995
Orion OYJ, Class B	4,218	231,357
Sampo OYJ, Class A	20,220	1,056,684
Stora Enso OYJ, Class R	23,507	330,894
UPM-Kymmene OYJ	22,669	847,612
Wartsila OYJ Abp	21,524	181,282

		9,589,348

France (9.4%)
Accor SA*	145,571	3,638,548
Adevinta ASA*	11,739	78,605
Aeroports de Paris*	1,194	160,020
Air Liquide SA	37,713	5,344,972
Airbus SE	42,236	5,019,384
Alstom SA (x)	13,994	341,841
Amundi SA (m)	2,575	146,090
Arkema SA	2,513	225,641
AXA SA	79,996	2,231,134
BioMerieux	1,684	176,514
BNP Paribas SA	77,006	4,389,455
Bollore SE	39,268	219,420
Bouygues SA	9,454	283,766
Bureau Veritas SA	12,174	320,709
Capgemini SE	26,550	4,432,169
Carrefour SA	25,840	432,609
Cie de Saint-Gobain	20,815	1,017,147
Cie Generale des Etablissements Michelin SCA	28,868	802,982
Covivio (REIT)	1,895	112,481
Credit Agricole SA	50,042	526,622
Danone SA	27,685	1,458,951
Dassault Aviation SA	1,153	195,255
Dassault Systemes SE	44,824	1,607,152
Edenred	43,501	2,369,260
Eiffage SA	3,692	363,277
Electricite de France SA	24,379	313,158
Engie SA	100,215	1,436,200
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	788,027
EssilorLuxottica SA (Turquoise Stock Exchange)	26,339	4,770,523
Eurazeo SE	2,019	125,568
Gecina SA (REIT)	2,053	209,105
Getlink SE	19,680	315,470
Hermes International	1,352	2,091,274
Ipsen SA	1,724	185,468
Kering SA	5,584	2,842,250
Klepierre SA (REIT)*	8,749	201,636
La Francaise des Jeux SAEM (m)	4,300	172,978
Legrand SA	11,380	911,436
L’Oreal SA	10,311	3,682,080
LVMH Moet Hennessy Louis Vuitton SE	19,187	13,964,279
Orange SA	84,888	843,349
Pernod Ricard SA	32,239	6,341,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Publicis Groupe SA	9,776	$621,814
Remy Cointreau SA	893	150,652
Renault SA*	27,890	933,710
Safran SA	36,016	4,507,655
Sanofi	68,196	6,558,357
Sartorius Stedim Biotech	1,194	386,631
SEB SA	1,113	93,228
Societe Generale SA	34,467	866,299
Sodexo SA	3,613	346,067
Teleperformance	12,611	3,006,326
Thales SA	4,645	593,188
TotalEnergies SE	131,317	8,244,330
Ubisoft Entertainment SA*	4,228	119,528
Unibail-Rodamco-Westfield (REIT) (x)*	5,156	268,401
Valeo	8,706	155,633
Veolia Environnement SA	80,772	2,075,097
Vinci SA	52,708	5,263,541
Vivendi SE	31,293	298,598
Wendel SE	1,104	103,051
Worldline SA (m)*	78,142	3,055,629

		112,735,796

Germany (6.7%)
adidas AG	7,374	1,006,105
Allianz SE (Registered)	22,937	4,932,680
Aroundtown SA	43,791	102,330
BASF SE	39,081	1,940,691
Bayer AG (Registered)	105,241	5,444,064
Bayerische Motoren Werke AG	14,088	1,257,412
Bayerische Motoren Werke AG (Preference) (q)	2,622	223,275
Bechtle AG	3,285	116,253
Beiersdorf AG	4,376	502,156
Brenntag SE	6,770	432,788
Carl Zeiss Meditec AG	1,644	207,483
Commerzbank AG*	44,585	421,707
Continental AG	31,124	1,865,068
Covestro AG (m)	57,388	2,245,302
Daimler Truck Holding AG*	19,304	598,119
Deutsche Bank AG (Registered)	87,687	993,838
Deutsche Boerse AG	16,398	2,833,093
Deutsche Lufthansa AG (Registered)*	24,376	202,614
Deutsche Post AG (Registered)	42,177	1,588,320
Deutsche Telekom AG (Registered)	295,963	5,904,772
Dr Ing hc F Porsche AG (Preference) (q)*	4,805	487,348
E.ON SE	95,529	954,486
Evonik Industries AG	8,477	162,746
Fresenius Medical Care AG & Co. KGaA	8,727	285,579
Fresenius SE & Co. KGaA	17,700	497,358
GEA Group AG	41,754	1,707,371
Hannover Rueck SE	2,621	520,448
HeidelbergCement AG	6,589	375,794
HelloFresh SE*	7,014	154,142
Henkel AG & Co. KGaA	4,453	287,195
Henkel AG & Co. KGaA (Preference) (q)	7,837	545,460
Infineon Technologies AG	55,566	1,691,034
Knorr-Bremse AG	3,276	178,987
LEG Immobilien SE	3,210	209,124
Mercedes-Benz Group AG	34,253	2,251,300
Merck KGaA	22,325	4,323,111
MTU Aero Engines AG	11,578	2,506,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,961	1,939,810
Nemetschek SE	2,496	127,420
Porsche Automobil Holding SE (Preference) (q)	6,460	354,330
Puma SE	4,395	266,752
Rational AG	208	123,573
Rheinmetall AG	9,158	1,823,882
RWE AG	41,287	1,838,098
SAP SE	96,252	9,931,346
Sartorius AG (Preference) (q)	1,028	406,496
Scout24 SE (m)	3,524	177,032
Siemens AG (Registered)	57,472	7,975,570
Siemens Energy AG	19,187	360,968
Siemens Healthineers AG (m)	11,909	595,714
Symrise AG	16,778	1,825,635
Telefonica Deutschland Holding AG	39,902	98,368
United Internet AG (Registered)	4,348	87,920
Volkswagen AG	1,339	211,632
Volkswagen AG (Preference) (q)	7,897	984,138
Vonovia SE	52,868	1,246,168
Zalando SE (m)*	9,140	323,945

		80,654,350

Hong Kong (2.2%)
AIA Group Ltd.	991,652	11,027,602
CK Asset Holdings Ltd.	85,205	524,518
CK Infrastructure Holdings Ltd.	30,340	158,785
CLP Holdings Ltd.	70,064	511,200
Futu Holdings Ltd. (ADR) (x)*	2,828	114,958
Hang Lung Properties Ltd.	79,438	155,305
Hang Seng Bank Ltd.	32,174	535,035
Henderson Land Development Co. Ltd.	63,906	223,105
HK Electric Investments & HK Electric Investments Ltd. (m)	122,500	81,139
HKT Trust & HKT Ltd.	159,042	194,996
Hong Kong & China Gas Co. Ltd.	467,330	444,252
Hong Kong Exchanges & Clearing Ltd.	51,239	2,213,555
Hongkong Land Holdings Ltd.	52,400	233,966
Jardine Matheson Holdings Ltd.	6,700	341,700
Link REIT (REIT)	88,799	651,876
MTR Corp. Ltd.	67,118	355,563
New World Development Co. Ltd.	67,559	190,418
Power Assets Holdings Ltd.	58,496	320,379
Prudential plc	366,692	4,998,346
Sino Land Co. Ltd.	159,239	199,114
Sun Hung Kai Properties Ltd.	61,778	845,293
Swire Pacific Ltd., Class A	19,331	170,143
Swire Properties Ltd.	44,600	113,365
Techtronic Industries Co. Ltd.	60,000	669,532
WH Group Ltd. (m)	331,323	192,712
Wharf Real Estate Investment Co. Ltd.	68,330	398,313

		25,865,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
India (0.8%)
HDFC Bank Ltd.	100,699	$1,981,785
HDFC Bank Ltd. (ADR)	34,318	2,347,694
ICICI Bank Ltd. (ADR)	109,157	2,389,447
ITC Ltd.	194,817	780,751
Reliance Industries Ltd.	29,819	918,107
UPL Ltd.	108,044	935,280

		9,353,064

Ireland (0.5%)
AerCap Holdings NV*	5,935	346,129
AIB Group plc	45,650	176,700
Bank of Ireland Group plc	45,690	435,289
CRH plc	74,498	2,951,414
Kerry Group plc, Class A	6,761	609,671
Kingspan Group plc	12,862	696,392
Smurfit Kappa Group plc	10,592	391,848

		5,607,443

Israel (0.6%)
Azrieli Group Ltd.	2,018	134,290
Bank Hapoalim BM	54,144	489,328
Bank Leumi Le-Israel BM	65,903	550,396
Bezeq The Israeli Telecommunication Corp. Ltd.	87,583	151,214
Check Point Software Technologies Ltd.*	21,864	2,758,362
Elbit Systems Ltd.	1,207	196,734
ICL Group Ltd.	29,531	213,855
Israel Discount Bank Ltd., Class A	53,507	281,765
Mizrahi Tefahot Bank Ltd.	6,721	218,057
Nice Ltd.*	2,680	519,810
Nice Ltd. (ADR)*	2,251	432,867
Teva Pharmaceutical Industries Ltd. (ADR)*	45,532	415,252
Tower Semiconductor Ltd.*	4,652	203,103
Wix.com Ltd.*	2,454	188,541
ZIM Integrated Shipping Services Ltd. (x)	3,577	61,489

		6,815,063

Italy (1.6%)
Amplifon SpA	5,071	151,014
Assicurazioni Generali SpA	47,092	837,556
Coca-Cola HBC AG*	8,530	203,463
Davide Campari-Milano NV	23,513	238,707
DiaSorin SpA	1,086	151,591
Enel SpA	347,203	1,869,467
Eni SpA	107,105	1,523,247
Ferrari NV	5,363	1,149,313
FinecoBank Banca Fineco SpA	25,374	421,548
Infrastrutture Wireless Italiane SpA (m)	15,133	152,499
Intesa Sanpaolo SpA	716,256	1,593,236
Leonardo SpA	192,418	1,660,149
Mediobanca Banca di Credito Finanziario SpA	24,401	234,663
Moncler SpA	9,008	477,309
Nexi SpA (m)*	239,123	1,885,469
Poste Italiane SpA (m)	23,675	231,279
Prysmian SpA	117,733	4,368,106
Recordati Industria Chimica e Farmaceutica SpA	4,468	185,332
Snam SpA	84,918	411,507
Telecom Italia SpA*	347,867	80,545
Terna – Rete Elettrica Nazionale	60,313	445,478
UniCredit SpA	82,010	1,165,117

		19,436,595

Japan (14.6%)
Advantest Corp.	8,300	536,300
Aeon Co. Ltd.	27,552	584,252
AEON Financial Service Co. Ltd.	46,000	490,704
AGC, Inc. (x)	8,150	272,929
Aisin Corp.	5,738	154,337
Ajinomoto Co., Inc.	19,168	588,740
ANA Holdings, Inc.*	6,130	130,783
Asahi Group Holdings Ltd.	19,287	605,327
Asahi Intecc Co. Ltd.	9,300	153,347
Asahi Kasei Corp.	55,578	398,668
Astellas Pharma, Inc.	78,850	1,205,521
Azbil Corp.	4,900	124,143
Bandai Namco Holdings, Inc.	8,819	558,680
Bridgestone Corp. (x)	24,064	860,136
Brother Industries Ltd.	10,615	162,331
Canon, Inc. (x)	42,530	925,361
Capcom Co. Ltd.	7,000	224,550
Central Japan Railway Co.	6,300	777,899
Chiba Bank Ltd. (The)	21,772	159,591
Chubu Electric Power Co., Inc.	27,254	282,840
Chugai Pharmaceutical Co. Ltd. (x)	28,541	732,445
Concordia Financial Group Ltd.	48,300	202,415
CyberAgent, Inc.	17,000	151,295
Dai Nippon Printing Co. Ltd.	9,881	199,517
Daifuku Co. Ltd.	4,100	193,066
Dai-ichi Life Holdings, Inc.	42,800	976,404
Daiichi Sankyo Co. Ltd.	74,961	2,427,494
Daikin Industries Ltd.	10,623	1,635,055
Daito Trust Construction Co. Ltd.	2,738	282,479
Daiwa House Industry Co. Ltd.	26,058	603,400
Daiwa House REIT Investment Corp. (REIT)	90	201,204
Daiwa Securities Group, Inc.	56,376	250,436
Denso Corp.	61,512	3,063,414
Dentsu Group, Inc. (x)	9,174	289,746
Disco Corp.	1,200	345,169
East Japan Railway Co.	13,125	752,057
Eisai Co. Ltd.	10,854	719,851
ENEOS Holdings, Inc.	132,038	450,724
FANUC Corp.	8,144	1,230,846
Fast Retailing Co. Ltd.	2,516	1,543,839
Fuji Electric Co. Ltd.	5,457	209,149
FUJIFILM Holdings Corp.	15,268	770,729
Fujitsu Ltd.	8,374	1,123,956
GLP J-REIT (REIT)	182	209,819
GMO Payment Gateway, Inc.	1,800	149,771
Hakuhodo DY Holdings, Inc.	9,660	97,895
Hamamatsu Photonics KK	5,900	284,121
Hankyu Hanshin Holdings, Inc.	9,600	286,742
Hikari Tsushin, Inc. (x)	900	127,690
Hirose Electric Co. Ltd.	1,267	160,258
Hitachi Construction Machinery Co. Ltd.	4,751	107,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Hitachi Ltd.	166,742	$8,500,996
Honda Motor Co. Ltd.	69,604	1,608,041
Hoshizaki Corp.	4,400	156,065
Hoya Corp.	15,402	1,491,027
Hulic Co. Ltd. (x)	16,400	129,960
Ibiden Co. Ltd.	5,100	185,946
Idemitsu Kosan Co. Ltd.	8,795	205,735
Iida Group Holdings Co. Ltd.	7,100	108,253
Inpex Corp.	44,800	476,538
Isuzu Motors Ltd.	25,869	304,933
Ito En Ltd.	2,000	72,996
ITOCHU Corp.	50,532	1,596,355
Itochu Techno-Solutions Corp.	4,800	112,283
Japan Airlines Co. Ltd. (x)*	5,458	112,079
Japan Exchange Group, Inc.	21,500	310,852
Japan Metropolitan Fund Invest (REIT)	282	224,973
Japan Post Bank Co. Ltd. (x)	18,800	161,585
Japan Post Holdings Co. Ltd.	103,900	878,368
Japan Post Insurance Co. Ltd.	7,900	139,713
Japan Real Estate Investment Corp. (REIT)	55	241,809
Japan Tobacco, Inc. (x)	51,100	1,036,095
JFE Holdings, Inc.	20,676	241,987
JSR Corp.	7,718	152,196
Kajima Corp.	18,269	213,816
Kakaku.com, Inc.	5,700	91,728
Kansai Electric Power Co., Inc. (The)	31,323	305,258
Kao Corp. (x)	37,167	1,488,209
KDDI Corp.	90,000	2,730,722
Keio Corp.	4,869	179,564
Keisei Electric Railway Co. Ltd.	5,277	150,984
Keyence Corp.	17,232	6,751,520
Kikkoman Corp.	6,223	329,074
Kintetsu Group Holdings Co. Ltd.	6,898	228,900
Kirin Holdings Co. Ltd. (x)	34,291	525,443
Kobayashi Pharmaceutical Co. Ltd.	2,300	158,252
Kobe Bussan Co. Ltd.	6,200	179,046
Koei Tecmo Holdings Co. Ltd.	5,460	99,515
Koito Manufacturing Co. Ltd.	40,900	619,234
Komatsu Ltd.	39,472	864,991
Konami Group Corp.	4,188	190,509
Kose Corp. (x)	6,600	725,175
Kubota Corp. (x)	43,708	605,131
Kurita Water Industries Ltd.	4,614	191,957
Kyocera Corp.	13,608	679,363
Kyowa Kirin Co. Ltd.	12,167	279,978
Lasertec Corp. (x)	3,300	546,773
Lixil Corp.	11,623	177,214
M3, Inc.	18,700	509,819
Makita Corp.	9,792	229,803
Marubeni Corp.	66,468	767,289
Mazda Motor Corp.	24,135	184,819
McDonald’s Holdings Co. Japan Ltd. (x)	3,980	151,479
Meiji Holdings Co. Ltd.	5,032	258,425
Minebea Mitsumi, Inc.	15,200	228,278
MISUMI Group, Inc.	12,100	265,437
Mitsubishi Chemical Group Corp.	56,759	296,121
Mitsubishi Corp.	53,884	1,758,497
Mitsubishi Electric Corp.	82,371	824,400
Mitsubishi Estate Co. Ltd.	50,311	655,914
Mitsubishi HC Capital, Inc.	30,400	150,332
Mitsubishi Heavy Industries Ltd.	13,625	543,380
Mitsubishi UFJ Financial Group, Inc.	981,216	6,646,609
Mitsui & Co. Ltd.	61,154	1,795,385
Mitsui Chemicals, Inc.	7,357	166,771
Mitsui Fudosan Co. Ltd.	39,027	718,746
Mitsui OSK Lines Ltd. (x)	15,000	376,029
Mizuho Financial Group, Inc.	102,604	1,451,029
MonotaRO Co. Ltd.	10,400	147,156
MS&AD Insurance Group Holdings, Inc.	18,936	609,461
Murata Manufacturing Co. Ltd.	58,113	2,917,163
NEC Corp.	10,374	366,378
Nexon Co. Ltd. (x)	20,900	471,699
NGK Insulators Ltd.	10,567	135,107
Nidec Corp.	32,884	1,713,606
Nihon M&A Center Holdings, Inc.	13,800	171,291
Nintendo Co. Ltd.	47,190	1,989,143
Nippon Building Fund, Inc. (REIT) (x)	65	291,222
Nippon Express Holdings, Inc. (x)	3,442	197,750
Nippon Paint Holdings Co. Ltd. (x)	35,400	280,255
Nippon Prologis REIT, Inc. (REIT)	90	211,559
Nippon Sanso Holdings Corp.	111,500	1,627,812
Nippon Shinyaku Co. Ltd.	2,300	131,088
Nippon Steel Corp.	34,129	596,035
Nippon Telegraph & Telephone Corp.	73,416	2,104,473
Nippon Yusen KK (x)	21,532	510,245
Nissan Chemical Corp.	5,200	229,016
Nissan Motor Co. Ltd.	99,747	317,771
Nisshin Seifun Group, Inc.	8,261	104,049
Nissin Foods Holdings Co. Ltd.	2,506	198,968
Nitori Holdings Co. Ltd.	3,350	435,214
Nitto Denko Corp.	21,611	1,259,709
Nomura Holdings, Inc.	122,308	455,347
Nomura Real Estate Holdings, Inc.	4,775	102,966
Nomura Real Estate Master Fund, Inc. (REIT)	180	223,560
Nomura Research Institute Ltd.	16,977	402,952
NTT Data Corp.	27,100	398,942
Obayashi Corp.	26,666	202,779
Obic Co. Ltd.	3,000	443,691
Odakyu Electric Railway Co. Ltd.	13,051	170,148
Oji Holdings Corp.	32,712	132,353
Olympus Corp.	52,808	946,391
Omron Corp.	8,144	397,457
Ono Pharmaceutical Co. Ltd.	15,375	361,179
Open House Group Co. Ltd.	3,600	132,216
Oracle Corp.	10,540	684,249
Oriental Land Co. Ltd.	22,344	3,262,047
ORIX Corp.	51,910	837,941
Osaka Gas Co. Ltd.	15,173	246,255
Otsuka Corp.	4,934	156,208
Otsuka Holdings Co. Ltd. (x)	17,000	557,642
Pan Pacific International Holdings Corp.	16,100	300,924
Panasonic Holdings Corp.	93,986	795,272
Persol Holdings Co. Ltd.	7,600	163,767
Rakuten Group, Inc. (x)*	35,800	162,578
Recruit Holdings Co. Ltd.	61,600	1,960,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Renesas Electronics Corp.*	49,500	$446,383
Resona Holdings, Inc.	90,759	500,129
Resonac Holdings Corp.	39,000	600,274
Ricoh Co. Ltd.	24,480	187,834
Rohm Co. Ltd.	3,926	285,087
SBI Holdings, Inc.	10,260	196,772
SCSK Corp.	5,800	88,432
Secom Co. Ltd.	24,827	1,426,928
Seiko Epson Corp.	11,100	162,897
Sekisui Chemical Co. Ltd.	15,914	223,722
Sekisui House Ltd.	25,970	461,757
Seven & i Holdings Co. Ltd.	32,012	1,380,585
SG Holdings Co. Ltd.	13,000	181,271
Sharp Corp. (x)	8,500	61,205
Shimadzu Corp.	10,240	292,204
Shimano, Inc.	3,236	515,827
Shimizu Corp.	24,410	130,941
Shin-Etsu Chemical Co. Ltd.	15,964	1,973,605
Shionogi & Co. Ltd.	11,107	557,381
Shiseido Co. Ltd. (x)	17,222	849,159
Shizuoka Financial Group, Inc.	20,124	161,771
SMC Corp.	2,448	1,036,725
SoftBank Corp.	122,200	1,385,504
SoftBank Group Corp.	51,344	2,208,058
Sompo Holdings, Inc.	13,327	595,064
Sony Group Corp.	66,964	5,120,266
Square Enix Holdings Co. Ltd.	3,500	163,479
Subaru Corp.	124,880	1,929,246
Sugi Holdings Co. Ltd.	11,400	509,890
SUMCO Corp. (x)	14,900	199,477
Sumitomo Chemical Co. Ltd.	60,458	218,356
Sumitomo Corp.	47,928	801,965
Sumitomo Electric Industries Ltd.	29,660	340,014
Sumitomo Metal Mining Co. Ltd.	10,291	366,270
Sumitomo Mitsui Financial Group, Inc.	136,952	5,526,499
Sumitomo Mitsui Trust Holdings, Inc.	67,433	2,357,380
Sumitomo Realty & Development Co. Ltd.	13,126	312,148
Suntory Beverage & Food Ltd. (x)	6,300	216,016
Suzuki Motor Corp.	15,436	502,340
Sysmex Corp.	7,000	426,593
T&D Holdings, Inc.	23,568	341,560
Taisei Corp.	7,436	240,803
Takeda Pharmaceutical Co. Ltd.	64,077	2,007,167
TDK Corp.	16,713	552,049
Terumo Corp.	133,000	3,796,236
TIS, Inc.	9,600	254,557
Tobu Railway Co. Ltd.	7,598	178,313
Toho Co. Ltd.	4,746	183,707
Tokio Marine Holdings, Inc.	78,945	1,700,830
Tokyo Electric Power Co. Holdings, Inc.*	66,358	240,677
Tokyo Electron Ltd.	6,436	1,906,672
Tokyo Gas Co. Ltd.	16,842	331,732
Tokyu Corp.	21,805	276,301
Toppan, Inc.	11,355	169,062
Toray Industries, Inc.	56,774	318,651
Toshiba Corp.	16,268	570,570
Tosoh Corp.	11,200	133,984
TOTO Ltd.	6,433	220,577
Toyota Industries Corp.	6,418	354,056
Toyota Motor Corp.	452,750	6,252,738
Toyota Tsusho Corp.	9,214	342,962
Trend Micro, Inc. (x)*	5,582	261,151
Unicharm Corp.	17,182	663,505
USS Co. Ltd.	9,410	150,213
Welcia Holdings Co. Ltd.	3,800	89,035
West Japan Railway Co.	9,500	414,702
Yakult Honsha Co. Ltd.	5,307	346,144
Yamaha Corp.	33,279	1,247,582
Yamaha Motor Co. Ltd. (x)	12,832	294,303
Yamato Holdings Co. Ltd.	11,936	189,808
Yaskawa Electric Corp.	10,040	323,217
Yokogawa Electric Corp.	8,903	142,798
Z Holdings Corp.	371,500	939,790
ZOZO, Inc.	5,100	126,684

		174,689,425

Jordan (0.0%)†
Hikma Pharmaceuticals plc	7,283	136,650

Luxembourg (0.2%)
ArcelorMittal SA	22,240	585,052
Eurofins Scientific SE	29,798	2,139,031

		2,724,083

Macau (0.1%)
Galaxy Entertainment Group Ltd.	95,000	628,023
Sands China Ltd.*	103,200	342,437

		970,460

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	16,700	1,304,604
Grupo Financiero Banorte SAB de CV, Class O	496,057	3,570,012

		4,874,616

Netherlands (4.2%)
ABN AMRO Bank NV (CVA) (m)	18,999	262,862
Adyen NV (m)*	926	1,277,109
Aegon NV	73,174	371,123
Akzo Nobel NV	26,529	1,776,577
Argenx SE*	2,325	872,821
ASM International NV	9,448	2,383,273
ASML Holding NV	25,295	13,641,409
Euronext NV (m)	14,283	1,057,404
EXOR NV*	4,464	326,371
Heineken Holding NV	4,300	331,641
Heineken NV	32,392	3,047,153
IMCD NV	2,315	329,958
ING Groep NV	160,819	1,960,429
JDE Peet’s NV	4,560	131,891
Koninklijke Ahold Delhaize NV	44,495	1,278,380
Koninklijke DSM NV	12,206	1,493,434
Koninklijke KPN NV	142,680	441,395
Koninklijke Philips NV	37,323	559,493
NN Group NV	52,386	2,139,883
OCI NV	4,493	160,735
Randstad NV	5,339	325,534
Shell plc (BMV Mexico Stock Exchange)	193,329	5,480,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Shell plc (London Stock Exchange)	310,107	$8,720,264
Universal Music Group NV	31,229	752,489
Wolters Kluwer NV	11,170	1,168,909

		50,290,547

New Zealand (0.1%)
Auckland International Airport Ltd.*	53,261	264,098
Fisher & Paykel Healthcare Corp. Ltd.	25,021	359,020
Mercury NZ Ltd.	32,014	113,011
Meridian Energy Ltd.	56,574	188,215
Spark New Zealand Ltd.	78,801	270,166
Xero Ltd.*	5,763	275,721

		1,470,231

Norway (1.0%)
Aker BP ASA	13,472	418,181
DNB Bank ASA	162,610	3,227,535
Equinor ASA	40,870	1,467,629
Equinor ASA (ADR) (x)	80,270	2,874,469
Gjensidige Forsikring ASA	7,924	155,458
Kongsberg Gruppen ASA	3,814	161,797
Mowi ASA	17,645	301,144
Norsk Hydro ASA	438,314	3,280,375
Orkla ASA	32,880	238,089
Salmar ASA	2,512	98,667
Telenor ASA (x)	30,529	285,446

		12,508,790

Peru (0.1%)
Credicorp Ltd.	7,018	952,062

Portugal (0.1%)
EDP – Energias de Portugal SA	119,971	597,937
Galp Energia SGPS SA, Class B	21,563	291,066
Jeronimo Martins SGPS SA	12,314	266,003

		1,155,006

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	146,012	298,696
CapitaLand Integrated Commercial Trust (REIT)	232,444	354,029
Capitaland Investment Ltd.	115,002	317,685
City Developments Ltd.	15,080	92,660
DBS Group Holdings Ltd.	282,160	7,145,638
Genting Singapore Ltd.	257,438	183,555
Grab Holdings Ltd., Class A*	58,147	187,233
Jardine Cycle & Carriage Ltd.	4,200	89,682
Keppel Corp. Ltd.	64,285	348,446
Mapletree Logistics Trust (REIT)	141,492	167,965
Mapletree Pan Asia Commercial Trust (REIT)	108,100	134,782
Oversea-Chinese Banking Corp. Ltd.	144,152	1,310,864
Sea Ltd. (ADR)*	15,292	795,643
Singapore Airlines Ltd.	60,205	248,569
Singapore Exchange Ltd.	36,002	240,569
Singapore Technologies Engineering Ltd.	63,719	159,369
Singapore Telecommunications Ltd.	345,519	662,971
STMicroelectronics NV	29,596	1,045,316
United Overseas Bank Ltd.	50,221	1,151,101
UOL Group Ltd.	19,174	96,199
Venture Corp. Ltd.	12,700	161,760

		15,192,732

South Africa (0.4%)
Anglo American plc	119,284	4,667,305

South Korea (0.4%)
Amorepacific Corp.*	10,539	1,157,921
Delivery Hero SE (m)*	7,136	342,063
NAVER Corp.	4,838	689,002
Samsung Electronics Co. Ltd.	50,107	2,213,887
SK Hynix, Inc.	5,366	323,186

		4,726,059

Spain (1.6%)
Acciona SA	1,053	193,763
ACS Actividades de Construccion y Servicios SA (x)	9,638	276,186
Aena SME SA (m)*	3,109	390,378
Amadeus IT Group SA*	89,739	4,663,767
Banco Bilbao Vizcaya Argentaria SA	259,007	1,562,049
Banco Santander SA	721,245	2,163,689
CaixaBank SA	181,935	715,131
Cellnex Telecom SA (m)	23,347	772,746
Corp. ACCIONA Energias Renovables SA	2,811	108,747
EDP Renovaveis SA	11,976	263,830
Enagas SA (x)	10,572	175,693
Endesa SA	12,874	243,027
Ferrovial SA	20,675	541,559
Grifols SA*	13,464	155,223
Iberdrola SA	258,011	3,018,734
Industria de Diseno Textil SA	46,414	1,234,644
Naturgy Energy Group SA	6,203	161,418
Red Electrica Corp. SA	19,777	344,229
Repsol SA	60,564	962,736
Telefonica SA	221,243	801,668

		18,749,217

Sweden (1.7%)
Alfa Laval AB	12,909	372,492
Assa Abloy AB, Class B	123,177	2,640,641
Atlas Copco AB, Class A	114,292	1,348,303
Atlas Copco AB, Class B	65,576	698,189
Boliden AB	11,619	435,649
Electrolux AB, Class B (x)	9,782	131,972
Embracer Group AB (x)*	27,244	123,468
Epiroc AB, Class A	28,023	509,846
Epiroc AB, Class B	16,815	270,156
EQT AB (x)	12,145	256,754
Essity AB, Class B (x)	26,380	690,921
Evolution AB (m)	7,798	758,812
Fastighets AB Balder, Class B*	25,662	119,323
Getinge AB, Class B	10,098	209,318
H & M Hennes & Mauritz AB, Class B (x)	30,859	331,928
Hexagon AB, Class B	82,819	865,108
Holmen AB, Class B	4,001	158,700
Husqvarna AB, Class B	17,455	122,312
Industrivarden AB, Class C	7,018	170,156
Industrivarden AB, Class A	6,037	146,660
Indutrade AB	11,649	235,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Investment AB Latour, Class B	6,446	$121,756
Investor AB, Class A (x)	20,390	378,789
Investor AB, Class B	77,522	1,400,839
Kinnevik AB, Class B*	10,418	142,969
L E Lundbergforetagen AB, Class B	2,955	125,763
Lifco AB, Class B	10,292	171,766
Nibe Industrier AB, Class B	65,213	606,830
Sagax AB, Class B	8,258	187,163
Sandvik AB	45,477	821,082
Securitas AB, Class B	22,992	191,606
Skandinaviska Enskilda Banken AB, Class A	69,250	796,038
Skanska AB, Class B	15,210	240,507
SKF AB, Class B	16,407	250,236
Svenska Cellulosa AB SCA, Class B	25,904	327,559
Svenska Handelsbanken AB, Class A	62,886	633,389
Swedbank AB, Class A	39,144	665,101
Swedish Orphan Biovitrum AB*	7,204	148,915
Tele2 AB, Class B	24,479	199,635
Telefonaktiebolaget LM Ericsson, Class B	124,192	724,811
Telia Co. AB	110,609	282,595
Volvo AB, Class A	8,948	169,873
Volvo AB, Class B	64,419	1,163,571
Volvo Car AB, Class B (x)*	25,415	115,398

		20,462,562

Switzerland (4.3%)
ABB Ltd. (Registered)	68,866	2,089,850
Adecco Group AG (Registered)	6,618	218,011
Alcon, Inc.	26,601	1,817,608
Bachem Holding AG, Class B	1,370	118,309
Baloise Holding AG (Registered)	1,949	300,787
Banque Cantonale Vaudoise (Registered)	1,286	123,433
Barry Callebaut AG (Registered)	149	294,729
BKW AG	902	123,401
Chocoladefabriken Lindt & Spruengli AG	46	469,129
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	513,708
Cie Financiere Richemont SA (Registered)	30,934	4,011,233
Clariant AG (Registered)*	9,525	150,913
Credit Suisse Group AG (Registered) (x)	146,242	437,152
EMS-Chemie Holding AG (Registered)	284	192,272
Geberit AG (Registered)	1,526	718,729
Givaudan SA (Registered)	393	1,204,098
Julius Baer Group Ltd.	52,578	3,062,619
Kuehne + Nagel International AG (Registered)	2,312	538,087
Logitech International SA (Registered)	7,444	459,368
Lonza Group AG (Registered)	7,577	3,712,906
Novartis AG (Registered)	134,229	12,134,540
Novartis AG (ADR)	21,624	1,961,729
Partners Group Holding AG	966	853,327
Schindler Holding AG	1,795	337,588
Schindler Holding AG (Registered)	943	170,110
SGS SA (Registered)	272	632,456
SIG Group AG*	12,913	282,099
Sika AG (Registered)	10,320	2,474,389
Sonova Holding AG (Registered)	5,977	1,417,570
Straumann Holding AG (Registered)	4,753	542,818
Swatch Group AG (The)	1,197	340,465
Swatch Group AG (The) (Registered)	2,170	112,742
Swiss Life Holding AG (Registered)	1,311	676,023
Swiss Prime Site AG (Registered)	3,240	280,848
Swisscom AG (Registered)	1,102	603,767
Tecan Group AG (Registered)	2,700	1,204,218
Temenos AG (Registered)	2,617	143,607
UBS Group AG (Registered)	186,739	3,474,660
VAT Group AG (m)	1,102	301,288
Zurich Insurance Group AG	6,423	3,072,398

		51,572,984

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.	648,000	1,979,704
Delta Electronics, Inc.	177,000	1,649,900
Hon Hai Precision Industry Co. Ltd.	457,040	1,485,523
MediaTek, Inc.	78,000	1,586,114
Taiwan Semiconductor Manufacturing Co. Ltd.	195,000	2,845,488
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	43,682	3,253,872

		12,800,601

United Kingdom (9.6%)
3i Group plc	40,915	663,563
abrdn plc	94,887	217,096
Admiral Group plc	8,285	214,045
Ashtead Group plc	18,913	1,079,222
Associated British Foods plc	15,319	291,874
AstraZeneca plc	95,536	12,956,593
Auto Trader Group plc (m)	39,313	245,052
AVEVA Group plc	12,865	499,722
Aviva plc	122,426	655,375
BAE Systems plc	343,904	3,558,929
Barclays plc	1,979,496	3,793,561
Barratt Developments plc	43,267	207,557
Berkeley Group Holdings plc	5,041	229,939
BP plc	803,226	4,611,564
British American Tobacco plc	156,752	6,218,617
British Land Co. plc (The) (REIT)	38,737	185,030
BT Group plc	296,346	401,439
Bunzl plc	14,337	478,210
Burberry Group plc	60,667	1,488,870
CK Hutchison Holdings Ltd.	111,705	670,478
CNH Industrial NV	43,541	697,496
Coca-Cola Europacific Partners plc	8,898	492,237
Compass Group plc	75,910	1,759,716
Croda International plc	6,034	481,749
DCC plc	4,172	205,785
Diageo plc	219,374	9,680,245
Entain plc	167,421	2,674,764
Experian plc	94,654	3,218,971
Halma plc	15,933	380,236
Hargreaves Lansdown plc	14,941	154,655
HSBC Holdings plc	848,718	5,291,379
Imperial Brands plc	162,310	4,063,813
Informa plc	431,252	3,230,360
InterContinental Hotels Group plc	8,020	459,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Intertek Group plc	6,777	$330,508
J Sainsbury plc	71,830	189,048
JD Sports Fashion plc	99,550	151,823
Johnson Matthey plc	7,626	196,098
Just Eat Takeaway.com NV (m)*	15,202	321,391
Kingfisher plc	84,730	241,847
Land Securities Group plc (REIT)	30,933	232,382
Legal & General Group plc	254,027	766,229
Linde plc	15,177	4,962,408
Lloyds Banking Group plc	2,940,571	1,614,327
London Stock Exchange Group plc	20,479	1,766,737
M&G plc	107,752	244,706
Melrose Industries plc	685,703	1,114,979
National Grid plc	156,356	1,885,351
NatWest Group plc	344,700	1,105,155
Next plc	5,388	378,193
Ocado Group plc*	41,583	310,076
Pearson plc	29,068	330,051
Persimmon plc	14,084	207,217
Phoenix Group Holdings plc	31,932	234,945
Reckitt Benckiser Group plc	70,193	4,882,834
RELX plc (London Stock Exchange)	27,416	758,348
RELX plc (Turquoise Stock Exchange)	129,032	3,569,080
Rentokil Initial plc	106,151	651,923
Rolls-Royce Holdings plc*	1,810,319	2,039,761
Sage Group plc (The)	45,082	406,366
Schroders plc	32,552	171,582
Segro plc (REIT)	51,034	471,122
Severn Trent plc	10,679	342,254
Smith & Nephew plc	36,983	496,064
Smiths Group plc	15,712	303,635
Spirax-Sarco Engineering plc	3,052	391,663
SSE plc	46,097	954,080
SSP Group plc*	610,000	1,688,782
St James’s Place plc	23,513	311,265
Standard Chartered plc	106,521	801,518
Taylor Wimpey plc	147,349	181,077
Tesco plc	317,378	860,242
Unilever plc (Cboe Europe)	70,204	3,522,275
Unilever plc (London Stock Exchange)	38,453	1,944,118
United Utilities Group plc	29,014	347,748
Vodafone Group plc	1,128,104	1,148,883
Whitbread plc	9,006	279,817
WPP plc	46,113	457,248

		115,023,266

United States (6.2%)
Carnival Corp. (x)*	192,412	1,550,841
Computershare Ltd.	23,942	427,084
Core Laboratories NV (x)	50,029	1,014,088
CSL Ltd.	20,563	4,028,732
CyberArk Software Ltd.*	1,593	206,532
Everest Re Group Ltd.	6,360	2,106,877
GSK plc	173,631	3,017,683
Haleon plc*	216,810	858,025
Holcim AG*	23,642	1,224,224
ICON plc*	16,546	3,214,060
James Hardie Industries plc (CHDI)	18,824	338,351
Nestle SA (Registered)	197,803	22,919,606
QIAGEN NV*	45,713	2,300,363
Roche Holding AG	60,429	18,985,156
Roche Holding AG CHF 1	1,138	441,096
Schlumberger Ltd.	9,425	503,861
Schneider Electric SE	55,083	7,707,722
Stellantis NV (Euronext Paris)	47,974	681,465
Stellantis NV (Italian Stock Exchange)	89,849	1,275,716
Swiss Re AG	12,736	1,191,163
Tenaris SA	20,092	350,249

		74,342,894

Total Common Stocks (81.3%) (Cost $710,112,570)		972,733,939

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares China Large-Cap ETF (x)	173,210	4,901,843
iShares Core MSCI EAFE ETF	366,400	22,584,896
iShares Latin America 40 ETF (x)	33,347	763,313
iShares MSCI Australia ETF (x)	81,715	1,816,524
iShares MSCI Austria ETF (x)‡	68,037	1,292,703
iShares MSCI Belgium ETF (x)	74,997	1,343,946
iShares MSCI France ETF (x)	77,067	2,552,459
iShares MSCI Germany ETF (x)	342,010	8,457,907
iShares MSCI Indonesia ETF	14,200	317,938
iShares MSCI Ireland ETF	19,400	887,162
iShares MSCI Israel ETF (x)	19,500	1,091,805
iShares MSCI Italy ETF (x)	227,824	6,137,578
iShares MSCI Mexico ETF (x)	4,148	205,119
iShares MSCI New Zealand ETF (x)	13,100	636,005
iShares MSCI Norway ETF (x)‡	32,500	798,200
iShares MSCI Poland ETF (x)	13,700	211,802
iShares MSCI Singapore ETF (x)	33,863	636,963
iShares MSCI Spain ETF (x)	122,421	2,960,140
JPMorgan BetaBuilders Japan ETF (x)	73,850	3,315,865
SPDR Portfolio Developed World ex-US ETF (x)	311,000	9,233,590
SPDR S&P Emerging Asia Pacific ETF	9,979	958,184
Vanguard FTSE Developed Markets ETF (x)	183,400	7,697,298
Vanguard FTSE Emerging Markets ETF (x)	118,300	4,611,334
Vanguard FTSE Europe ETF (x)	326,800	18,117,792
Vanguard FTSE Pacific ETF (x)	63,600	4,092,660

Total Exchange Traded Funds (8.8%) (Cost $99,725,701)		105,623,026

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.4%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $3,001,427, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $3,061,455. (xx)	$3,000,000	$3,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $11,550,274, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $11,775,784. (xx)	11,544,887	11,544,887
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $3,994,138, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $4,074,192. (xx)	3,992,231	3,992,231
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $24,020,767, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $26,131,885. (xx)	24,000,000	24,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $5,004,181, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $5,002,450, collateralized by various Common Stocks; total market value $5,564,235. (xx)	5,000,000	5,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $12,005,880, collateralized by various Common Stocks; total market value $13,354,165. (xx)	12,000,000	12,000,000

Total Repurchase Agreements		64,537,118

Total Short-Term Investments (5.8%) (Cost $69,537,118)		69,537,118

Total Investments in Securities (95.9%) (Cost $879,375,389)		1,147,894,083
Other Assets Less Liabilities (4.1%)		49,511,577

Net Assets (100%)		$1,197,405,660

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $16,123,754 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $76,327,878. This was collateralized by $9,671,310 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 1/12/23 - 8/15/51 and by cash of $69,537,118 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
KRW	— Korean Republic Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)	68,037	1,573,752	146,624	(64,905)	27,235	(390,003)	1,292,703	57,178	—
iShares MSCI Norway ETF (x)	32,500	1,002,072	44,590	(121,242)	23,529	(150,749)	798,200	30,652	—

Total		2,575,824	191,214	(186,147)	50,764	(540,752)	2,090,903	87,830	—

Futures contracts outstanding as of December 31, 2022 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,081	3/2023	EUR	43,798,372	(1,668,858)
FTSE 100 Index	304	3/2023	GBP	27,439,103	(9,921)
SPI 200 Index	92	3/2023	AUD	10,949,157	(246,016)
TOPIX Index	191	3/2023	JPY	27,527,926	(688,619)

					(2,613,414)

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	17,653,691	USD	11,969,397	Toronto Dominion Bank	3/17/2023	85,391
EUR	732,828	USD	778,139	Bank of New York Mellon Corp.	3/17/2023	10,229
EUR	996,462	USD	1,070,482	BNP Paribas	3/17/2023	1,500
EUR	2,299,977	USD	2,455,206	UBS AG	3/17/2023	19,083
JPY	4,002,913,724	USD	29,774,036	BNP Paribas	3/17/2023	1,025,966
USD	773,048	AUD	1,122,359	Bank of New York Mellon Corp.	3/17/2023	6,648
USD	742,358	GBP	608,033	Bank of New York Mellon Corp.	3/17/2023	5,951
USD	778,490	GBP	632,486	Standard Chartered Bank	3/17/2023	12,467
USD	912,832	JPY	118,506,819	Toronto Dominion Bank	3/17/2023	994

Total unrealized appreciation						1,168,229

GBP	24,196,913	USD	29,650,704	BNP Paribas	3/17/2023	(345,096)
USD	58,258,819	EUR	54,918,666	Citibank NA	3/17/2023	(822,044)
USD	1,063,043	GBP	879,215	Bank of Montreal (The)	3/17/2023	(1,801)
USD	765,163	JPY	103,122,107	UBS AG	3/17/2023	(28,300)
USD	870,977	JPY	113,986,205	Westpac Banking Corp.	3/17/2023	(6,078)

Total unrealized depreciation						(1,203,319)

Net unrealized depreciation						(35,090)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 2,016, BRL 93,688, CAD (268), CHF 2,054, DKK 2,116, EUR 98,125,614, GBP 158,507, HKD 19,690, ILS 1,967, JPY 2,046, KRW 1, NOK 2,008, NZD 2,020, SEK 1,976 and SGD 2,021.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$2,276,834	$54,421,453	$—	$56,698,287
Austria	—	3,696,981	—	3,696,981
Belgium	—	9,608,887	—	9,608,887
Brazil	2,309,943	2,890,823	—	5,200,766
Canada	17,574,495	—	—	17,574,495
Chile	2,424,501	308,497	—	2,732,998
China	2,467,136	15,028,968	—	17,496,104
Colombia	2,414,406	—	—	2,414,406
Denmark	—	19,944,696	—	19,944,696
Finland	—	9,589,348	—	9,589,348
France	—	112,735,796	—	112,735,796
Germany	—	80,654,350	—	80,654,350
Hong Kong	690,624	25,174,546	—	25,865,170
India	4,737,141	4,615,923	—	9,353,064
Ireland	346,129	5,261,314	—	5,607,443
Israel	3,856,511	2,958,552	—	6,815,063
Italy	—	19,436,595	—	19,436,595
Japan	—	174,689,425	—	174,689,425
Jordan	—	136,650	—	136,650
Luxembourg	—	2,724,083	—	2,724,083
Macau	—	970,460	—	970,460
Mexico	4,874,616	—	—	4,874,616
Netherlands	—	50,290,547	—	50,290,547
New Zealand	—	1,470,231	—	1,470,231
Norway	2,874,469	9,634,321	—	12,508,790
Peru	952,062	—	—	952,062
Portugal	—	1,155,006	—	1,155,006
Singapore	982,876	14,209,856	—	15,192,732
South Africa	—	4,667,305	—	4,667,305
South Korea	—	4,726,059	—	4,726,059
Spain	—	18,749,217	—	18,749,217
Sweden	—	20,462,562	—	20,462,562
Switzerland	1,961,729	49,611,255	—	51,572,984
Taiwan	3,253,872	9,546,729	—	12,800,601
United Kingdom	492,237	114,531,029	—	115,023,266
United States	8,596,259	65,746,635	—	74,342,894
Exchange Traded Funds	105,623,026	—	—	105,623,026
Forward Currency Contracts	—	1,168,229	—	1,168,229
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	64,537,118	—	64,537,118

Total Assets	$173,708,866	$975,353,446	$—	$1,149,062,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(1,203,319)	$—	$(1,203,319)
Futures	(2,613,414)	—	—	(2,613,414)

Total Liabilities	$(2,613,414)	$(1,203,319)	$—	$(3,816,733)

Total	$171,095,452	$974,150,127	$—	$1,145,245,579

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $134,782 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,168,229

Total		$1,168,229

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,203,319)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,613,414)*

Total		$(3,816,733)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$818,463	$818,463
Equity contracts	(11,239,200)	—	(11,239,200)

Total	$(11,239,200)	$818,463	$(10,420,737)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(377,888)	$(377,888)
Equity contracts	(5,397,057)	—	(5,397,057)

Total	$(5,397,057)	$(377,888)	$(5,774,945)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $236,917,000 and futures contracts with an average notional balance of approximately $116,721,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$22,828	$—	$—	$22,828
BNP Paribas	1,027,466	(345,096)	—	682,370
Standard Chartered Bank	12,467	—	—	12,467
Toronto Dominion Bank	86,385	—	—	86,385
UBS AG	19,083	(19,083)	—	—

Total	$1,168,229	$(364,179)	$—	$804,050

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of Montreal (The)	$1,801	$—	$—	$1,801
BNP Paribas	345,096	(345,096)	—	—
Citibank NA	822,044	—	—	822,044
UBS AG	28,300	(19,083)	—	9,217
Westpac Banking Corp.	6,078	—	—	6,078

Total	$1,203,319	$(364,179)	$—	$839,140

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$150,405,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 2%)*	$218,463,886

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,901,464
Aggregate gross unrealized depreciation	(110,247,749)

Net unrealized appreciation	$232,653,715

Federal income tax cost of investments in securities and derivative instruments, if applicable	$912,591,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,774,231)	$2,090,903
Unaffiliated Issuers (Cost $813,064,040)	1,081,266,062
Repurchase Agreements (Cost $64,537,118)	64,537,118
Cash	11,020,975
Foreign cash (Cost $101,068,047)	98,415,456
Cash held as collateral at broker for futures	8,482,870
Receivable for securities sold	4,935,829
Dividends, interest and other receivables	4,762,632
Unrealized appreciation on forward foreign currency contracts	1,168,229
Due from Custodian	265,256
Securities lending income receivable	137,707
Receivable for Portfolio shares sold	113,168
Other assets	65,759

Total assets	1,277,261,964

LIABILITIES
Payable for return of collateral on securities loaned	69,537,118
Payable for securities purchased	6,739,709
Unrealized depreciation on forward foreign currency contracts	1,203,319
Due to broker for futures variation margin	672,197
Investment management fees payable	609,389
Payable for Portfolio shares redeemed	478,076
Distribution fees payable – Class IB	183,251
Administrative fees payable	134,150
Accrued India taxes	126,932
Distribution fees payable – Class IA	4,018
Trustees’ fees payable	2,950
Accrued expenses	165,195

Total liabilities	79,856,304

NET ASSETS	$1,197,405,660

Net assets were comprised of:
Paid in capital	$1,033,256,774
Total distributable earnings (loss)	164,148,886

Net assets	$1,197,405,660

Class IA
Net asset value, offering and redemption price per share, $18,737,427 / 1,937,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.67

Class IB
Net asset value, offering and redemption price per share, $849,464,255 / 87,720,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.68

Class K
Net asset value, offering and redemption price per share, $329,203,978 / 33,909,003 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

(x)	Includes value of securities on loan of $76,327,878.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($87,830 of dividend income received from affiliates) (net of $313,512 foreign withholding tax)	$35,072,530
Interest	1,017
Securities lending (net)	1,384,317

Total income	36,457,864

EXPENSES
Investment management fees	7,382,457
Distribution fees – Class IB	2,242,176
Administrative fees	1,541,757
Interest expense	460,023
Custodian fees	397,500
Professional fees	138,622
Printing and mailing expenses	53,500
Distribution fees – Class IA	47,742
Trustees’ fees	41,143
Miscellaneous	159,180

Total expenses	12,464,100

NET INVESTMENT INCOME (LOSS)	23,993,764

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($50,764 realized gain (loss) from affiliates) (net of India tax of $44,147 on realized gain on investments)	21,770,650
Futures contracts	(11,239,200)
Forward foreign currency contracts	818,463
Foreign currency transactions	(6,184,124)

Net realized gain (loss)	5,165,789

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(5,687) on unrealized depreciation on investments) ($(540,752) of change in unrealized appreciation (depreciation) from affiliates)	(230,547,450)
Futures contracts	(5,397,057)
Forward foreign currency contracts	(377,888)
Foreign currency translations	(2,657,412)

Net change in unrealized appreciation (depreciation)	(238,979,807)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(233,814,018)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(209,820,254)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,993,764	$20,999,415
Net realized gain (loss)	5,165,789	108,256,145
Net change in unrealized appreciation (depreciation)	(238,979,807)	19,826,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(209,820,254)	149,082,492

Distributions to shareholders:
Class IA	(394,557)	(2,361,213)
Class IB	(18,084,894)	(114,740,921)
Class K	(7,631,061)	(43,608,651)

Total distributions to shareholders	(26,110,512)	(160,710,785)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 93,495 and 75,955 shares, respectively ]	922,497	946,317
Capital shares issued in reinvestment of dividends [ 42,028 and 206,622 shares, respectively ]	394,557	2,361,213
Capital shares repurchased [ (143,495) and (138,337) shares, respectively ]	(1,410,344)	(1,706,590)

Total Class IA transactions	(93,290)	1,600,940

Class IB
Capital shares sold [ 1,629,468 and 1,432,888 shares, respectively ]	15,971,783	17,740,106
Capital shares issued in reinvestment of dividends [ 1,924,315 and 10,025,032 shares, respectively ]	18,084,894	114,740,921
Capital shares repurchased [ (10,028,334) and (10,088,176) shares, respectively ]	(99,176,268)	(125,708,922)

Total Class IB transactions	(65,119,591)	6,772,105

Class K
Capital shares sold [ 1,965,000 and 215,170 shares, respectively ]	16,847,742	2,689,304
Capital shares issued in reinvestment of dividends [ 802,880 and 3,801,482 shares, respectively ]	7,631,061	43,608,651
Capital shares repurchased [ (3,917,035) and (4,035,924) shares, respectively ]	(38,835,431)	(50,094,120)

Total Class K transactions	(14,356,628)	(3,796,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(79,569,509)	4,576,880

TOTAL INCREASE (DECREASE) IN NET ASSETS	(315,500,275)	(7,051,413)
NET ASSETS:
Beginning of year	1,512,905,935	1,519,957,348

End of year	$1,197,405,660	$1,512,905,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020		2019	2018
Net asset value, beginning of year	$11.51		$11.70		$11.15		$9.45	$11.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.16	(aa)	0.10		0.20	0.18
Net realized and unrealized gain (loss)	(1.82)		0.98		0.83		1.92	(1.86)

Total from investment operations	(1.64)		1.14		0.93		2.12	(1.68)

Less distributions:
Dividends from net investment income	(0.12)		(0.29)		(0.15)		(0.22)	(0.19)
Distributions from net realized gains	(0.08)		(1.04)		(0.23)		(0.20)	—

Total dividends and distributions	(0.20)		(1.33)		(0.38)		(0.42)	(0.19)

Net asset value, end of year	$9.67		$11.51		$11.70		$11.15	$9.45

Total return	(14.14)%		10.03%		8.46%		22.50%	(14.89)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,737		$22,391		$21,073		$20,554	$17,831
Ratio of expenses to average net assets (f)	1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%	1.03%
Ratio of net investment income (loss) to average net assets (f)	1.85%		1.29	%(bb)	0.99%		1.87%	1.68%
Portfolio turnover rate^	13%		12%		16%		10%	10%

	Year Ended December 31,
Class IB	2022		2021		2020		2019	2018
Net asset value, beginning of year	$11.52		$11.71		$11.16		$9.46	$11.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.16	(aa)	0.10		0.20	0.18
Net realized and unrealized gain (loss)	(1.82)		0.98		0.83		1.92	(1.86)

Total from investment operations	(1.64)		1.14		0.93		2.12	(1.68)

Less distributions:
Dividends from net investment income	(0.12)		(0.29)		(0.15)		(0.22)	(0.19)
Distributions from net realized gains	(0.08)		(1.04)		(0.23)		(0.20)	—

Total dividends and distributions	(0.20)		(1.33)		(0.38)		(0.42)	(0.19)

Net asset value, end of year	$9.68		$11.52		$11.71		$11.16	$9.46

Total return	(14.12)%		10.02%		8.45%		22.47%	(14.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$849,464		$1,085,521		$1,087,227		$1,090,386	$988,129
Ratio of expenses to average net assets (f)	1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%	1.03%
Ratio of net investment income (loss) to average net assets (f)	1.85%		1.29	%(bb)	1.00%		1.88%	1.68%
Portfolio turnover rate^	13%		12%		16%		10%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019	2018
Net asset value, beginning of year	$11.55		$11.74		$11.18		$9.48	$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.19	(aa)	0.13		0.23	0.21
Net realized and unrealized gain (loss)	(1.82)		0.98		0.83		1.91	(1.86)

Total from investment operations	(1.61)		1.17		0.96		2.14	(1.65)

Less distributions:
Dividends from net investment income	(0.15)		(0.32)		(0.17)		(0.24)	(0.22)
Distributions from net realized gains	(0.08)		(1.04)		(0.23)		(0.20)	—

Total dividends and distributions	(0.23)		(1.36)		(0.40)		(0.44)	(0.22)

Net asset value, end of year	$9.71		$11.55		$11.74		$11.18	$9.48

Total return	(13.88)%		10.25%		8.76%		22.71%	(14.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$329,204		$404,994		$411,657		$433,444	$397,870
Ratio of expenses to average net assets (f)	0.81	%(g)	0.82	%(g)	0.79	%(g)	0.76%	0.78%
Ratio of net investment income (loss) to average net assets (f)	2.09%		1.54	%(bb)	1.26%		2.12%	1.93%
Portfolio turnover rate^	13%		12%		16%		10%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.02% for the years ended December 31, 2022, 2021 and 2020, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.17 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(11.89)%	1.03%	3.90%
Portfolio – Class IB Shares	(11.92)	1.00	3.90
Portfolio – Class K Shares	(11.68)	1.27	4.16
International Proxy Index	(11.94)	1.55	4.65
MSCI EAFE® Index	(14.45)	1.54	4.67

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (11.92)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned (11.94)% and (14.45)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were TotalEnergies SE, AstraZeneca plc, BP plc, Shell plc and Glencore plc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Consumer Discretionary, Industrials, Consumer Staples and Real Estate.

•	The stocks that detracted most from performance were ASML Holding NV, Adyen NV, SAP SE, Sony Group Corp. and adidas AG.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$236,853,263	16.2%
Industrials	203,051,180	13.9
Consumer Discretionary	198,337,351	13.6
Materials	159,115,159	10.9
Consumer Staples	150,291,524	10.3
Information Technology	133,156,694	9.1
Health Care	131,961,804	9.1
Energy	97,051,041	6.7
Communication Services	59,740,085	4.1
Utilities	41,554,009	2.8
Repurchase Agreements	27,980,526	1.9
Real Estate	22,870,519	1.6
Closed End Funds	3,671,415	0.3
Cash and Other	(7,604,827)	(0.5)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,085.50	$4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.89
Class IB
Actual	1,000.00	1,084.70	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.89
Class K
Actual	1,000.00	1,085.60	2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.62

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.76%, 0.76% and 0.51%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.2%)
Abacus Property Group (REIT)	40,969	$73,361
Adbri Ltd. (x)	36,507	41,136
AGL Energy Ltd.	61,320	336,920
Allkem Ltd.*	61,387	469,780
ALS Ltd.	49,586	412,892
Altium Ltd.	12,706	303,473
Alumina Ltd.	240,664	249,061
AMP Ltd.*	319,111	285,706
Ampol Ltd.	24,406	469,924
Ansell Ltd.	13,226	254,299
ANZ Group Holdings Ltd.*	306,208	4,932,677
APA Group	120,837	885,245
ARB Corp. Ltd. (x)	7,996	139,749
Arena REIT (REIT) (x)	36,177	94,337
Aristocrat Leisure Ltd.	67,640	1,405,528
ASX Ltd.	19,827	918,216
Atlas Arteria Ltd.	124,811	561,702
AUB Group Ltd.	9,723	149,146
Aurizon Holdings Ltd.	188,512	478,739
AVZ Minerals Ltd. (r)(x)*	316,830	159,844
Bank of Queensland Ltd.	66,446	312,154
Bapcor Ltd.	35,513	156,196
Beach Energy Ltd.	162,160	176,099
Bega Cheese Ltd. (x)	31,742	83,853
Bendigo & Adelaide Bank Ltd.	58,116	388,165
BHP Group Ltd.	518,808	16,117,904
Blackmores Ltd.	1,614	79,340
BlueScope Steel Ltd.	47,750	547,478
Boral Ltd. (x)	32,237	63,431
BrainChip Holdings Ltd. (x)*	148,556	75,353
Brambles Ltd.	142,216	1,168,711
Breville Group Ltd. (x)	10,269	128,297
Brickworks Ltd.	9,162	138,295
BWP Trust (REIT)	48,586	129,342
Capricorn Metals Ltd. (x)*	36,623	114,700
carsales.com Ltd.	35,878	507,116
Centuria Capital Group (REIT) (x)	66,748	77,484
Centuria Industrial REIT (REIT) (x)	55,206	117,271
Chalice Mining Ltd. (x)*	35,060	150,385
Challenger Ltd.	60,210	312,374
Champion Iron Ltd. (x)	39,647	197,324
Charter Hall Group (REIT)	48,597	396,385
Charter Hall Long Wale REIT (REIT)	66,866	201,679
Charter Hall Retail REIT (REIT)	52,179	136,065
Charter Hall Social Infrastructure REIT (REIT)	33,240	76,947
Cleanaway Waste Management Ltd.	227,972	408,215
Cochlear Ltd.	6,737	936,275
Coles Group Ltd.	137,069	1,560,368
Collins Foods Ltd. (x)	11,572	56,649
Commonwealth Bank of Australia	173,542	12,122,813
Core Lithium Ltd. (x)*	187,968	131,177
Coronado Global Resources, Inc. (CRDI) (m)	82,995	112,449
Corporate Travel Management Ltd.	13,621	136,604
Costa Group Holdings Ltd. (x)	46,407	86,890
Credit Corp. Group Ltd. (x)	7,185	91,968
Cromwell Property Group (REIT)	140,337	64,017
CSR Ltd. (x)	49,488	158,698
De Grey Mining Ltd. (x)*	133,165	116,505
Deterra Royalties Ltd.	42,785	133,416
Dexus (REIT)	110,645	583,828
Domain Holdings Australia Ltd.	24,904	45,950
Domino’s Pizza Enterprises Ltd.	6,566	296,168
Downer EDI Ltd.	69,430	175,377
Eagers Automotive Ltd. (x)	17,671	130,540
Elders Ltd.	16,026	110,641
Endeavour Group Ltd.	139,399	609,321
Evolution Mining Ltd.	186,360	378,112
EVT Ltd.	10,944	94,854
Flight Centre Travel Group Ltd. (x)*	16,199	159,811
Flutter Entertainment plc (Dublin Stock Exchange) (x)*	33,415	4,571,289
Flutter Entertainment plc (London Stock Exchange)*	27,306	3,727,008
Fortescue Metals Group Ltd.	173,430	2,421,817
Glencore plc	1,997,163	13,337,534
Gold Road Resources Ltd.	105,995	121,962
Goodman Group (REIT)	175,253	2,071,413
GPT Group (The) (REIT)	197,060	563,507
GrainCorp Ltd., Class A	23,259	117,502
Growthpoint Properties Australia Ltd. (REIT)	28,470	57,764
GUD Holdings Ltd.	14,796	76,360
Harvey Norman Holdings Ltd. (x)	65,975	185,516
Healius Ltd. (x)	60,178	125,785
HMC Capital Ltd. (REIT) (x)	20,836	60,433
HomeCo Daily Needs REIT (REIT) (m)	153,481	134,279
HUB24 Ltd. (x)	8,199	148,433
IDP Education Ltd. (x)	21,379	395,629
IGO Ltd.	69,024	632,553
Iluka Resources Ltd.	43,519	282,373
Imugene Ltd. (x)*	623,488	61,553
Incitec Pivot Ltd.	198,910	509,209
Ingenia Communities Group (REIT)	36,915	112,347
Inghams Group Ltd.	36,503	71,080
Insignia Financial Ltd. (x)	66,207	151,008
Insurance Australia Group Ltd.	252,459	816,462
InvoCare Ltd. (x)	14,286	107,285
IPH Ltd.	23,050	137,005
IRESS Ltd.	19,078	124,047
JB Hi-Fi Ltd. (x)	11,212	320,233
Johns Lyng Group Ltd.	18,147	76,480
Karoon Energy Ltd.*	56,138	83,705
Kelsian Group Ltd. (x)	17,546	68,691
Lake Resources NL*	136,394	74,291
Lendlease Corp. Ltd.	70,583	376,762
Lifestyle Communities Ltd. (x)	9,928	128,903
Link Administration Holdings Ltd.	52,019	69,949
Liontown Resources Ltd.*	191,202	171,837
Lottery Corp. Ltd. (The)*	227,627	694,310
Lovisa Holdings Ltd.	6,642	104,508
Lynas Rare Earths Ltd.*	92,795	495,959
Macquarie Group Ltd.	37,206	4,229,381
Magellan Financial Group Ltd. (x)	14,647	89,153
Medibank Pvt Ltd.	282,046	566,491
Megaport Ltd. (x)*	15,787	67,824
Metcash Ltd.	98,524	266,979
Mineral Resources Ltd.	17,104	899,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mirvac Group (REIT)	403,195	$584,718
Monadelphous Group Ltd. (x)	9,995	90,916
Nanosonics Ltd. (x)*	27,910	81,521
National Australia Bank Ltd.	322,993	6,610,488
National Storage REIT (REIT)	108,290	171,052
Netwealth Group Ltd. (x)	8,167	67,282
New Hope Corp. Ltd. (x)	54,021	233,922
Newcrest Mining Ltd.	91,528	1,286,220
NEXTDC Ltd.*	46,935	290,797
nib holdings Ltd.	49,260	259,925
Nine Entertainment Co. Holdings Ltd.	146,557	183,601
Northern Star Resources Ltd.	119,108	884,743
Novonix Ltd.*	31,376	31,403
Nufarm Ltd.	38,908	162,387
Orica Ltd.	46,374	475,500
Origin Energy Ltd.	177,141	931,082
Orora Ltd.	85,582	168,396
OZ Minerals Ltd.	34,283	651,230
Paladin Energy Ltd.*	270,404	128,873
Pendal Group Ltd.	36,043	122,945
Perpetual Ltd. (x)	5,967	99,941
Perseus Mining Ltd.	137,761	197,907
PEXA Group Ltd.*	6,917	56,281
Pilbara Minerals Ltd.*	266,724	680,996
Pinnacle Investment Management Group Ltd. (x)	17,042	101,295
Premier Investments Ltd.	10,539	178,239
Pro Medicus Ltd. (x)	5,163	194,252
Qantas Airways Ltd.*	193,156	790,377
QBE Insurance Group Ltd.	152,054	1,390,354
Qube Holdings Ltd.	179,758	343,911
Ramelius Resources Ltd.	84,895	53,755
Ramsay Health Care Ltd.	18,987	836,396
REA Group Ltd.	5,277	398,087
Reece Ltd. (x)	21,976	211,717
Region RE Ltd. (REIT)	116,384	214,741
Regis Resources Ltd. (x)	75,607	106,043
Rio Tinto Ltd.	38,018	3,013,221
Rio Tinto plc	169,034	11,848,425
Sandfire Resources Ltd. (x)	46,305	171,506
Santos Ltd.	340,873	1,657,075
Sayona Mining Ltd. (x)*	732,268	94,727
Scentre Group (REIT)	531,389	1,041,973
SEEK Ltd.	36,299	517,762
Seven Group Holdings Ltd.	15,998	228,410
Silver Lake Resources Ltd.*	90,243	72,809
SmartGroup Corp. Ltd.	13,503	46,887
Sonic Healthcare Ltd.	49,233	1,004,603
South32 Ltd.	469,777	1,279,391
Star Entertainment Group Ltd. (The)*	85,421	102,941
Steadfast Group Ltd.	106,670	397,266
Stockland (REIT)	244,570	604,451
Suncorp Group Ltd.	129,458	1,061,223
Super Retail Group Ltd.	16,978	123,802
Tabcorp Holdings Ltd. (x)	233,448	170,864
Technology One Ltd.	28,481	254,802
Telix Pharmaceuticals Ltd. (x)*	25,387	125,660
Telstra Group Ltd.	1,183,326	3,214,613
TPG Telecom Ltd.	43,308	144,188
Transurban Group	314,915	2,783,040
Treasury Wine Estates Ltd.	73,927	685,035
United Malt Group Ltd. (x)	29,037	68,601
Vicinity Ltd. (REIT)	393,853	536,310
Viva Energy Group Ltd. (m)	69,829	129,793
Washington H Soul Pattinson & Co. Ltd.	25,139	473,425
Waypoint REIT Ltd. (REIT)	73,038	136,752
Webjet Ltd. (x)*	38,878	163,585
Wesfarmers Ltd.	116,121	3,629,690
West African Resources Ltd.*	101,540	81,232
Westpac Banking Corp.	358,562	5,700,364
Whitehaven Coal Ltd.	95,181	610,454
WiseTech Global Ltd.	17,751	613,353
Woodside Energy Group Ltd.	194,458	4,692,140
Woolworths Group Ltd.	124,584	2,846,660
Worley Ltd.	38,179	389,913

		163,068,591

Austria (0.1%)
Mondi plc	75,273	1,282,663

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	169,409	10,204,219

Burkina Faso (0.0%)†
Endeavour Mining plc	28,197	597,235

Chile (0.1%)
Antofagasta plc	53,770	1,004,656

China (0.8%)
Prosus NV*	160,013	11,039,378

Finland (0.8%)
Nokia OYJ	1,024,865	4,747,008
Nordea Bank Abp	698,231	7,496,636

		12,243,644

France (14.9%)
Air Liquide SA	99,418	14,090,273
Airbus SE	111,001	13,191,510
AXA SA	377,766	10,536,111
BNP Paribas SA	216,124	12,319,384
Danone SA	121,454	6,400,414
EssilorLuxottica SA	57,713	10,452,987
Hermes International	6,700	10,363,562
Kering SA	13,818	7,033,348
L’Oreal SA	46,235	16,510,617
LVMH Moet Hennessy Louis Vuitton SE	49,575	36,080,633
Pernod Ricard SA	38,109	7,495,857
Safran SA	72,040	9,016,311
Sanofi	218,294	20,993,165
TotalEnergies SE	497,499	31,233,929
Vinci SA	107,089	10,694,152

		216,412,253

Germany (9.9%)
adidas AG	31,289	4,269,057
Allianz SE (Registered)	76,608	16,474,811
BASF SE	174,463	8,663,514
Bayer AG (Registered)	186,609	9,653,190
Bayerische Motoren Werke AG	60,867	5,432,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Deutsche Boerse AG	36,090	$6,235,292
Deutsche Post AG (Registered)	187,132	7,047,098
Deutsche Telekom AG (Registered)	658,661	13,140,977
Infineon Technologies AG	248,057	7,549,092
Mercedes-Benz Group AG	149,341	9,815,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	26,611	8,659,667
SAP SE	194,382	20,056,466
Siemens AG (Registered)	140,353	19,477,226
Volkswagen AG (Preference) (q)	38,953	4,854,393
Vonovia SE	134,390	3,167,748

		144,496,693

Hong Kong (0.4%)
Prudential plc	427,046	5,821,026

Indonesia (0.0%)†
Nickel Industries Ltd. (x)	184,614	121,924

Ireland (0.8%)
CRH plc (Irish Stock Exchange)	116,238	4,635,950
CRH plc (London Stock Exchange)	147,046	5,825,574
Smurfit Kappa Group plc	40,461	1,502,190

		11,963,714

Italy (1.5%)
Coca-Cola HBC AG*	30,476	726,931
Enel SpA	1,475,586	7,945,091
Eni SpA	470,672	6,693,897
Intesa Sanpaolo SpA	3,198,588	7,114,924

		22,480,843

Japan (24.3%)
77 Bank Ltd. (The)	5,460	91,943
ABC-Mart, Inc.	3,700	210,599
Acom Co. Ltd.	36,258	87,302
Adastria Co. Ltd.	4,221	75,421
ADEKA Corp.	5,816	95,899
Advantest Corp.	13,441	868,483
Aeon Co. Ltd.	60,540	1,283,776
Aeon Delight Co. Ltd.	2,300	53,101
AEON Financial Service Co. Ltd.	15,900	169,613
Aeon Hokkaido Corp.	6,749	57,493
Aeon Mall Co. Ltd.	9,610	124,848
AGC, Inc. (x)	16,996	569,167
Ai Holdings Corp. (x)	4,238	67,652
Aica Kogyo Co. Ltd.	6,000	143,097
Aichi Financial Group, Inc.	5,726	100,480
Aichi Steel Corp.	2,010	33,219
Aiful Corp.	20,636	62,424
Ain Holdings, Inc.	2,920	134,386
Air Water, Inc.	14,881	174,050
Airtrip Corp.	2,812	52,323
Aisan Industry Co. Ltd.	7,700	40,542
Aisin Corp.	13,560	364,727
Ajinomoto Co., Inc.	40,815	1,253,621
Alfresa Holdings Corp.	21,104	269,509
Alpen Co. Ltd.	4,000	59,525
Alps Alpine Co. Ltd.	16,017	146,086
Amada Co. Ltd.	27,419	216,026
Amano Corp.	5,299	98,236
ANA Holdings, Inc.*	45,238	965,151
Anritsu Corp. (x)	11,754	114,817
Aozora Bank Ltd. (x)	10,221	202,099
Arata Corp.	2,656	84,897
Arcland Service Holdings Co. Ltd. (x)	6,823	112,296
Arcs Co. Ltd.	6,269	104,897
Argo Graphics, Inc.	3,309	93,794
Ariake Japan Co. Ltd.	1,540	51,220
ARTERIA Networks Corp.	4,611	43,672
As One Corp.	2,954	129,648
Asahi Group Holdings Ltd.	40,028	1,256,289
Asahi Holdings, Inc.	5,730	84,046
Asahi Intecc Co. Ltd.	21,990	362,590
Asahi Kasei Corp.	108,031	774,919
Asics Corp.	15,186	337,184
ASKUL Corp.	4,548	59,224
Astellas Pharma, Inc.	162,791	2,488,876
Autobacs Seven Co. Ltd.	5,122	56,356
Avex, Inc.	4,126	52,943
Awa Bank Ltd. (The)	2,224	36,129
Axial Retailing, Inc.	2,129	54,993
Azbil Corp. (x)	11,832	299,767
AZ-COM MARUWA Holdings, Inc.	4,260	51,124
Bandai Namco Holdings, Inc.	15,190	962,280
Bank of Kyoto Ltd. (The)	7,170	320,148
Base Co. Ltd.	2,953	78,528
BayCurrent Consulting, Inc.	13,549	424,826
Belc Co. Ltd. (x)	1,912	83,770
Bell System24 Holdings, Inc.	11,135	115,643
Belluna Co. Ltd.	5,056	26,197
Benefit One, Inc.	5,872	86,487
Benesse Holdings, Inc.	5,297	80,965
Bic Camera, Inc.	10,045	98,123
BIPROGY, Inc.	5,369	136,843
BML, Inc.	2,892	73,931
Bridgestone Corp. (x)	54,573	1,950,640
Brother Industries Ltd.	22,856	349,528
Bunka Shutter Co. Ltd.	6,786	57,291
Calbee, Inc.	7,612	173,538
Canon Electronics, Inc.	2,833	32,725
Canon Marketing Japan, Inc.	5,165	117,633
Canon, Inc. (x)	92,607	2,014,929
Capcom Co. Ltd.	16,114	516,915
Casio Computer Co. Ltd.	17,200	176,010
Central Glass Co. Ltd.	3,878	83,032
Central Japan Railway Co.	13,492	1,665,939
Change, Inc.	2,256	37,405
Chiba Bank Ltd. (The)	45,706	335,029
Chiyoda Co. Ltd.	15,392	91,714
Chofu Seisakusho Co. Ltd.	3,200	46,839
Chubu Electric Power Co., Inc.	61,364	636,832
Chudenko Corp.	4,078	64,880
Chugai Pharmaceutical Co. Ltd. (x)	52,280	1,341,657
Chugin Financial Group, Inc.	13,443	97,924
Chugoku Electric Power Co., Inc. (The)	24,265	124,801
Citizen Watch Co. Ltd.	19,990	90,324
CKD Corp.	4,836	69,238
Cleanup Corp.	10,500	51,684
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	156,062
COLOPL, Inc.	5,212	24,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Colowide Co. Ltd. (x)	5,764	$78,045
Computer Engineering & Consulting Ltd.	13,092	152,427
COMSYS Holdings Corp.	10,500	185,214
Comture Corp. (x)	3,705	67,838
Concordia Financial Group Ltd.	96,536	404,563
CONEXIO Corp.	7,492	108,921
Cosel Co. Ltd.	4,700	36,314
Cosmo Energy Holdings Co. Ltd.	6,503	172,931
Cosmos Pharmaceutical Corp.	1,993	202,580
Create Restaurants Holdings, Inc. (x)	11,134	77,202
Create SD Holdings Co. Ltd.	2,762	69,555
Credit Saison Co. Ltd.	13,432	174,092
Curves Holdings Co. Ltd.	10,714	70,697
CyberAgent, Inc.	39,456	351,148
Cybozu, Inc. (x)	6,019	111,171
Dai Nippon Printing Co. Ltd.	21,778	439,742
Daicel Corp.	29,000	211,026
Daido Steel Co. Ltd.	2,591	85,189
Daifuku Co. Ltd.	9,084	427,759
Daihen Corp.	2,153	63,488
Daiho Corp.	1,428	42,816
Dai-ichi Life Holdings, Inc.	83,493	1,904,740
Daiichi Sankyo Co. Ltd.	147,985	4,792,260
Daiichikosho Co. Ltd.	3,149	95,497
Daiki Aluminium Industry Co. Ltd.	6,333	59,885
Daikin Industries Ltd.	20,422	3,143,283
Daikokutenbussan Co. Ltd.	1,840	75,288
Daio Paper Corp.	8,061	62,159
Daiseki Co. Ltd.	2,316	80,118
Daishi Hokuetsu Financial Group, Inc.	3,188	69,668
Daito Trust Construction Co. Ltd.	6,252	645,017
Daiwa House Industry Co. Ltd.	48,911	1,132,586
Daiwa Securities Group, Inc.	131,703	585,057
Daiwabo Holdings Co. Ltd.	8,725	129,373
DCM Holdings Co. Ltd.	10,117	92,660
DeNA Co. Ltd.	9,759	131,320
Denka Co. Ltd.	5,919	136,429
Denso Corp.	34,347	1,710,545
Dentsu Group, Inc. (x)	18,243	576,175
Descente Ltd.	2,954	72,702
Dexerials Corp.	5,453	105,952
DIC Corp. (x)	8,900	157,737
Digital Arts, Inc.	1,151	48,850
Digital Garage, Inc.	3,387	118,070
dip Corp.	2,786	80,455
Direct Marketing MiX, Inc.	5,296	62,629
Disco Corp.	2,715	780,945
DMG Mori Co. Ltd. (x)	11,229	150,159
Doutor Nichires Holdings Co. Ltd.	5,044	66,067
Dowa Holdings Co. Ltd.	5,600	177,080
DTS Corp.	4,573	103,906
Duskin Co. Ltd.	4,370	99,627
DyDo Group Holdings, Inc.	2,123	77,000
Earth Corp. (x)	1,236	47,654
East Japan Railway Co.	28,428	1,628,913
Ebara Corp.	8,388	301,671
EDION Corp.	8,339	81,713
eGuarantee, Inc.	2,719	50,614
Eiken Chemical Co. Ltd.	5,967	77,702
Eisai Co. Ltd.	20,292	1,345,791
Eizo Corp.	2,633	68,714
Elan Corp.	9,238	66,026
Elecom Co. Ltd.	4,016	41,311
Electric Power Development Co. Ltd.	14,178	226,433
ENEOS Holdings, Inc.	301,739	1,030,014
en-Japan, Inc.	2,579	47,634
eRex Co. Ltd.	3,139	51,950
ES-Con Japan Ltd. (x)	14,514	86,482
euglena Co. Ltd.*	9,207	68,751
Exedy Corp. (x)	3,400	41,865
EXEO Group, Inc.	9,800	167,863
Ezaki Glico Co. Ltd.	4,571	126,082
Fancl Corp.	6,642	136,039
FANUC Corp.	16,726	2,527,889
Fast Retailing Co. Ltd.	2,642	1,621,154
FCC Co. Ltd.	7,838	80,685
Financial Partners Group Co. Ltd.	11,341	96,179
Food & Life Cos. Ltd.	9,290	183,903
FP Corp.	3,160	91,256
Fudo Tetra Corp.	6,411	73,128
Fuji Co. Ltd.	2,999	41,818
Fuji Corp.	5,877	86,426
Fuji Electric Co. Ltd.	9,979	382,462
Fuji Kyuko Co. Ltd.	2,194	79,909
Fuji Media Holdings, Inc.	20,394	166,894
Fuji Oil Holdings, Inc.	4,030	62,581
Fuji Seal International, Inc.	4,473	57,566
Fuji Soft, Inc.	1,853	106,741
FUJIFILM Holdings Corp.	32,754	1,653,423
Fujikura Ltd.	21,309	163,016
Fujimi, Inc.	1,257	59,862
Fujimori Kogyo Co. Ltd.	2,520	58,180
Fujitec Co. Ltd.	6,579	150,238
Fujitsu General Ltd.	6,319	152,390
Fujitsu Ltd.	17,147	2,301,466
Fukui Computer Holdings, Inc.	1,895	38,148
Fukuoka Financial Group, Inc.	16,400	375,511
Fukushima Galilei Co. Ltd.	2,372	75,819
Fukuyama Transporting Co. Ltd.	2,128	49,698
FULLCAST Holdings Co. Ltd.	4,492	96,658
Funai Soken Holdings, Inc. (x)	3,831	79,341
Furukawa Electric Co. Ltd.	7,000	131,957
Fuso Chemical Co. Ltd.	1,214	31,451
Futaba Industrial Co. Ltd.	9,500	25,770
Future Corp.	8,216	103,107
Fuyo General Lease Co. Ltd.	2,579	169,392
G-7 Holdings, Inc.	5,406	68,131
Genky DrugStores Co. Ltd.	1,906	52,791
Geo Holdings Corp.	6,023	100,047
giftee, Inc. (x)*	4,332	57,104
Giken Ltd.	1,041	23,011
GLOBERIDE, Inc.	2,998	58,388
Glory Ltd.	4,557	76,181
GMO GlobalSign Holdings KK (x)	955	29,944
GMO internet group, Inc. (x)	7,656	143,856
GMO Payment Gateway, Inc.	3,903	324,754
Goldwin, Inc.	2,916	212,190
Gree, Inc.	19,104	101,313
GS Yuasa Corp.	5,471	88,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
G-Tekt Corp.	7,944	$87,345
GungHo Online Entertainment, Inc.*	5,621	91,313
Gunma Bank Ltd. (The)	29,571	113,561
Gunze Ltd.	2,242	72,091
H.U. Group Holdings, Inc.	6,996	153,577
H2O Retailing Corp.	9,500	93,379
Hachijuni Bank Ltd. (The)	43,000	179,877
Hakuhodo DY Holdings, Inc.	27,115	274,786
Hakuto Co. Ltd.	3,463	110,165
Hamamatsu Photonics KK	13,362	643,461
Hankyu Hanshin Holdings, Inc.	22,548	673,485
Hanwa Co. Ltd.	3,585	102,300
Haseko Corp.	16,475	184,911
Hazama Ando Corp. (x)	13,966	89,496
Heiwa Corp.	4,550	86,153
Heiwa Real Estate Co. Ltd.	2,923	81,627
Heiwado Co. Ltd.	2,453	40,036
Hiday Hidaka Corp.	6,251	92,117
Hikari Tsushin, Inc. (x)	1,831	259,778
Hino Motors Ltd.*	22,963	88,010
Hioki EE Corp. (x)	1,430	68,972
Hirogin Holdings, Inc.	36,500	183,835
Hirose Electric Co. Ltd.	2,789	352,769
HIS Co. Ltd. (x)*	3,292	52,325
Hisamitsu Pharmaceutical Co., Inc.	5,579	166,851
Hitachi Construction Machinery Co. Ltd.	6,567	148,063
Hitachi Ltd.	85,886	4,378,720
Hitachi Transport System Ltd. (x)	3,481	235,798
Hitachi Zosen Corp.	13,019	81,939
Hogy Medical Co. Ltd. (x)	3,574	92,863
Hokkaido Electric Power Co., Inc.	22,712	80,645
Hokkaido Gas Co. Ltd.	361	4,607
Hokkoku Financial Holdings, Inc.	1,084	37,499
Hokuetsu Corp.	13,526	78,534
Hokuhoku Financial Group, Inc.	13,814	102,837
Hokuriku Electric Power Co.	21,850	91,069
Honda Motor Co. Ltd.	137,679	3,180,758
Horiba Ltd.	3,816	166,608
Hoshizaki Corp.	11,077	392,894
Hosiden Corp.	6,570	78,796
House Foods Group, Inc.	8,400	177,806
Hoya Corp.	36,592	3,542,375
Hulic Co. Ltd. (x)	40,493	320,883
Hyakugo Bank Ltd. (The)	17,673	49,555
Hyakujushi Bank Ltd. (The)	2,900	42,271
Ibiden Co. Ltd.	8,897	324,384
Ichibanya Co. Ltd.	1,268	44,734
Ichigo, Inc.	44,705	97,081
Idec Corp.	3,977	88,486
Idemitsu Kosan Co. Ltd.	18,720	437,903
IDOM, Inc.	10,714	54,207
IHI Corp.	10,832	317,350
Iida Group Holdings Co. Ltd.	15,482	236,052
Iino Kaiun Kaisha Ltd.	15,176	107,541
Inaba Denki Sangyo Co. Ltd.	6,062	125,222
Inabata & Co. Ltd.	4,900	89,121
Infocom Corp.	2,107	34,565
Infomart Corp.	19,428	52,848
Information Services International-Dentsu Ltd.	2,820	84,338
INFRONEER Holdings, Inc.	20,727	158,090
Inpex Corp.	88,887	945,491
Insource Co. Ltd.	9,158	108,509
Intage Holdings, Inc.	6,863	72,060
Internet Initiative Japan, Inc.	9,252	172,717
IR Japan Holdings Ltd.	6,362	87,596
Iriso Electronics Co. Ltd.	1,764	56,856
Iseki & Co. Ltd.	4,100	36,614
Isetan Mitsukoshi Holdings Ltd.	35,742	391,354
Isuzu Motors Ltd.	53,195	627,040
Ito En Ltd.	6,216	226,872
ITOCHU Corp. (x)	110,422	3,488,339
Itochu Enex Co. Ltd.	5,640	45,123
Itochu Techno-Solutions Corp.	7,982	186,717
Itoham Yonekyu Holdings, Inc.	12,689	67,777
Iwatani Corp.	3,794	167,382
Iyogin Holdings, Inc.	24,000	130,753
Izumi Co. Ltd.	3,455	78,662
J Front Retailing Co. Ltd.	22,829	208,912
JAC Recruitment Co. Ltd. (x)	4,065	75,235
Jaccs Co. Ltd.	3,105	97,593
JAFCO Group Co. Ltd. (x)	5,476	93,798
Japan Airlines Co. Ltd. (x)*	40,833	838,501
Japan Airport Terminal Co. Ltd.*	6,373	317,096
Japan Aviation Electronics Industry Ltd.	6,944	111,589
Japan Cash Machine Co. Ltd.	6,102	49,889
Japan Display, Inc. (x)*	231,888	67,142
Japan Elevator Service Holdings Co. Ltd.	4,050	51,042
Japan Exchange Group, Inc.	46,186	667,768
Japan Lifeline Co. Ltd.	7,771	54,238
Japan Material Co. Ltd.	5,450	88,743
Japan Petroleum Exploration Co. Ltd.	1,482	43,419
Japan Post Bank Co. Ltd.	46,500	399,665
Japan Post Holdings Co. Ltd.	224,354	1,896,684
Japan Post Insurance Co. Ltd.	19,609	346,788
Japan Pulp & Paper Co. Ltd.	2,543	99,015
Japan Securities Finance Co. Ltd.	6,741	59,274
Japan Steel Works Ltd. (The)	6,516	129,536
Japan Tobacco, Inc. (x)	110,450	2,239,465
Japan Wool Textile Co. Ltd. (The)	5,449	40,440
JCR Pharmaceuticals Co. Ltd.	5,088	65,170
JCU Corp.	1,541	36,165
Jeol Ltd.	3,266	89,340
JFE Holdings, Inc.	47,231	552,780
JGC Holdings Corp.	18,595	237,751
JINS Holdings, Inc.	771	27,083
JMDC, Inc.	2,736	78,803
Joyful Honda Co. Ltd. (x)	6,398	94,186
JSR Corp.	16,517	325,709
JTEKT Corp.	17,798	125,986
Juroku Financial Group, Inc.	3,200	69,930
Justsystems Corp.	2,992	64,222
JVCKenwood Corp.	19,300	54,265
K&O Energy Group, Inc.	2,655	41,290
Kadokawa Corp.	9,702	177,422
Kaga Electronics Co. Ltd.	3,589	111,712
Kagome Co. Ltd. (x)	8,701	202,542
Kajima Corp.	40,971	479,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Kakaku.com, Inc.	13,130	$211,297
Kaken Pharmaceutical Co. Ltd.	2,834	84,001
Kameda Seika Co. Ltd.	1,676	55,552
Kamigumi Co. Ltd.	8,622	176,526
Kanamoto Co. Ltd.	2,948	50,833
Kandenko Co. Ltd.	10,184	66,812
Kaneka Corp.	6,200	155,425
Kanematsu Corp.	8,108	92,670
Kanematsu Electronics Ltd.	935	31,703
Kansai Electric Power Co., Inc. (The)	65,172	635,134
Kansai Food Market Ltd.	8,910	87,036
Kansai Paint Co. Ltd.	18,311	225,888
Kao Corp. (x)	40,618	1,626,391
Kappa Create Co. Ltd. (x)*	4,080	42,777
Katitas Co. Ltd.	5,812	133,742
Kato Sangyo Co. Ltd.	2,563	68,547
Kawasaki Heavy Industries Ltd.	12,529	294,991
Kawasaki Kisen Kaisha Ltd. (x)	17,043	361,924
KDDI Corp.	131,264	3,982,728
KeePer Technical Laboratory Co. Ltd.	2,208	60,230
Keihan Holdings Co. Ltd.	8,105	213,062
Keihanshin Building Co. Ltd.	3,858	37,569
Keikyu Corp.	24,606	260,797
Keio Corp.	8,634	318,413
Keisei Electric Railway Co. Ltd.	13,333	381,480
Keiyo Bank Ltd. (The)	17,682	79,087
Kewpie Corp.	13,000	236,742
Key Coffee, Inc.	4,000	62,847
Keyence Corp.	16,945	6,639,073
KH Neochem Co. Ltd. (x)	3,353	68,802
Kikkoman Corp.	12,176	643,870
Kinden Corp.	15,000	164,355
Kintetsu Department Store Co. Ltd.*	2,816	55,681
Kintetsu Group Holdings Co. Ltd.	15,762	523,038
Kirin Holdings Co. Ltd. (x)	73,993	1,133,800
Kissei Pharmaceutical Co. Ltd.	3,193	62,770
Ki-Star Real Estate Co. Ltd.	2,056	71,907
Kitano Construction Corp.	2,956	56,669
Kitz Corp.	6,541	39,324
Kiyo Bank Ltd. (The)	3,600	43,011
Koa Corp.	2,679	38,478
Kobayashi Pharmaceutical Co. Ltd.	4,615	317,536
Kobe Bussan Co. Ltd.	12,559	362,684
Kobe Steel Ltd.	33,016	161,508
Koei Tecmo Holdings Co. Ltd.	11,028	200,998
Kohnan Shoji Co. Ltd.	2,315	60,327
Koito Manufacturing Co. Ltd.	19,178	290,359
Kokuyo Co. Ltd. (x)	7,982	113,003
Komatsu Ltd.	78,806	1,726,959
KOMEDA Holdings Co. Ltd.	4,896	92,705
Komeri Co. Ltd.	3,475	72,365
Komori Corp.	7,900	48,517
Konami Group Corp.	6,450	293,405
Konica Minolta, Inc.	43,791	175,845
Konoike Transport Co. Ltd.	6,036	73,955
Kose Corp. (x)	3,360	369,180
Koshidaka Holdings Co. Ltd.	10,956	82,813
Kotobuki Spirits Co. Ltd.	1,632	96,124
K’s Holdings Corp.	17,800	152,990
Kubota Corp. (x)	90,523	1,253,279
Kumagai Gumi Co. Ltd.	3,271	65,575
Kumiai Chemical Industry Co. Ltd.	9,350	64,618
Kura Sushi, Inc.	3,446	78,772
Kuraray Co. Ltd.	28,183	227,199
Kureha Corp.	1,321	81,128
Kurita Water Industries Ltd.	9,006	374,678
Kusuri no Aoki Holdings Co. Ltd.	1,767	103,403
KYB Corp.	1,923	49,892
Kyocera Corp.	26,219	1,308,952
KYORIN Holdings, Inc.	6,041	79,172
Kyoritsu Maintenance Co. Ltd. (x)	2,670	120,032
Kyowa Kirin Co. Ltd.	20,521	472,214
Kyudenko Corp.	3,588	89,263
Kyushu Electric Power Co., Inc.	31,604	179,163
Kyushu Financial Group, Inc.	34,349	118,824
Kyushu Railway Co.	11,748	261,564
Lasertec Corp.	8,220	1,361,962
Lawson, Inc.	5,088	195,006
Life Corp.	3,042	61,308
Link And Motivation, Inc. (x)	10,606	52,125
Lintec Corp.	4,900	80,161
Lion Corp. (x)	21,636	249,595
LITALICO, Inc.	3,942	69,324
Lixil Corp.	29,006	442,251
M&A Capital Partners Co. Ltd.*	1,564	54,997
M3, Inc.	33,824	922,145
Mabuchi Motor Co. Ltd. (x)	4,526	128,807
Macnica Holdings, Inc.	4,581	109,778
Maeda Kosen Co. Ltd. (x)	3,173	75,312
Makino Milling Machine Co. Ltd.	2,098	69,219
Makita Corp.	22,583	529,988
Mandom Corp.	4,260	47,521
Mani, Inc.	7,470	115,545
Marubeni Corp.	139,098	1,605,711
Maruha Nichiro Corp.	3,726	71,261
Marui Group Co. Ltd.	15,023	249,658
Maruichi Steel Tube Ltd.	7,800	160,648
MARUKA FURUSATO Corp. (x)	3,674	100,500
Maruwa Co. Ltd.	889	106,214
Marvelous, Inc.	10,228	53,307
Matsuda Sangyo Co. Ltd.	4,000	70,040
Matsui Securities Co. Ltd.	14,747	88,208
MatsukiyoCocokara & Co.	11,433	574,960
Matsuya Co. Ltd.*	7,173	56,241
Matsuyafoods Holdings Co. Ltd.	3,039	91,466
Max Co. Ltd.	6,000	89,150
Maxell Ltd.	5,700	59,024
Mazda Motor Corp.	57,715	441,966
Mebuki Financial Group, Inc.	104,665	266,368
Media Do Co. Ltd.	2,077	27,395
Medipal Holdings Corp.	17,687	234,632
MedPeer, Inc. (x)*	9,655	101,155
Megachips Corp.	3,355	62,964
Megmilk Snow Brand Co. Ltd.	3,437	47,166
Meidensha Corp.	4,400	62,728
Meiji Holdings Co. Ltd.	10,929	561,273
Meiko Electronics Co. Ltd.	2,286	41,891
Meitec Corp.	5,817	106,199
Melco Holdings, Inc.	2,177	50,344
Menicon Co. Ltd.	4,964	105,075
Mercari, Inc.*	7,511	154,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
METAWATER Co. Ltd.	3,652	$45,247
Midac Holdings Co. Ltd.	1,977	38,714
Milbon Co. Ltd.	2,308	100,592
Mimasu Semiconductor Industry Co. Ltd.	3,269	58,311
Minebea Mitsumi, Inc.	30,892	463,945
Mirait One Corp.	7,953	92,110
Miroku Jyoho Service Co. Ltd.	2,998	32,963
MISUMI Group, Inc.	26,577	583,017
Mitani Sekisan Co. Ltd. (x)	1,611	51,249
Mitsubishi Chemical Group Corp.	108,956	568,441
Mitsubishi Corp.	112,043	3,656,508
Mitsubishi Electric Corp.	173,935	1,740,808
Mitsubishi Estate Co. Ltd.	109,435	1,426,724
Mitsubishi Gas Chemical Co., Inc.	14,524	201,747
Mitsubishi HC Capital, Inc.	60,887	301,095
Mitsubishi Heavy Industries Ltd.	29,412	1,172,984
Mitsubishi Logisnext Co. Ltd.	10,284	54,774
Mitsubishi Logistics Corp.	4,975	114,860
Mitsubishi Materials Corp.	14,300	227,074
Mitsubishi Motors Corp.*	75,000	291,451
Mitsubishi Pencil Co. Ltd.	3,972	43,340
Mitsubishi Research Institute, Inc.	2,488	92,513
Mitsubishi Shokuhin Co. Ltd.	3,000	71,320
Mitsubishi UFJ Financial Group, Inc.	1,093,631	7,408,092
Mitsuboshi Belting Ltd.	4,120	107,364
Mitsui & Co. Ltd.	131,123	3,849,565
Mitsui Chemicals, Inc.	14,798	335,447
Mitsui Fudosan Co. Ltd.	71,728	1,320,989
Mitsui High-Tec, Inc.	2,493	116,444
Mitsui Mining & Smelting Co. Ltd.	5,900	138,689
Mitsui OSK Lines Ltd. (x)	29,808	747,244
Mitsui-Soko Holdings Co. Ltd.	3,314	90,779
Mitsuuroko Group Holdings Co. Ltd.	7,084	61,426
Miura Co. Ltd.	8,004	185,402
MIXI, Inc.	3,456	64,938
Mizuho Financial Group, Inc.	241,246	3,411,708
Mizuho Leasing Co. Ltd.	1,996	50,721
Mizuno Corp.	4,444	95,253
Mochida Pharmaceutical Co. Ltd.	2,534	67,192
Modec, Inc.*	4,782	49,627
Monex Group, Inc. (x)	14,185	45,071
Money Forward, Inc.*	4,020	124,668
Monogatari Corp. (The)	1,574	78,436
MonotaRO Co. Ltd.	23,996	339,535
Morinaga & Co. Ltd.	4,247	127,015
Morinaga Milk Industry Co. Ltd.	3,908	148,739
Morita Holdings Corp.	3,388	29,972
MOS Food Services, Inc.	3,648	85,196
MS&AD Insurance Group Holdings, Inc.	36,976	1,190,084
Murata Manufacturing Co. Ltd.	51,366	2,578,476
Musashi Seimitsu Industry Co. Ltd.	5,616	66,969
Nabtesco Corp. (x)	11,042	283,117
Nachi-Fujikoshi Corp.	2,183	59,881
Nagaileben Co. Ltd.	2,171	33,018
Nagase & Co. Ltd.	11,432	174,389
Nagawa Co. Ltd.	1,145	65,434
Nagoya Railroad Co. Ltd.	17,631	292,730
Nankai Electric Railway Co. Ltd.	9,800	212,891
Nanto Bank Ltd. (The)	5,337	104,227
NEC Corp.	23,788	840,120
NEC Networks & System Integration Corp.	5,600	70,491
NET One Systems Co. Ltd.	7,723	201,843
Nexon Co. Ltd. (x)	43,889	990,546
Nextage Co. Ltd.	6,335	122,607
NGK Insulators Ltd.	22,442	286,937
NGK Spark Plug Co. Ltd.	12,240	227,471
NH Foods Ltd.	6,942	194,391
NHK Spring Co. Ltd.	25,000	161,155
Nichias Corp.	4,359	78,451
Nichicon Corp.	10,871	101,553
Nichiha Corp.	3,077	62,271
Nichirei Corp.	9,587	210,163
Nidec Corp.	41,795	2,177,964
Nifco, Inc.	5,877	138,820
Nihon Kohden Corp.	7,968	194,586
Nihon M&A Center Holdings, Inc.	30,043	372,905
Nihon Parkerizing Co. Ltd.	12,170	86,982
Nihon Yamamura Glass Co. Ltd.*	5,562	23,436
Nikkon Holdings Co. Ltd.	5,491	98,406
Nikon Corp.	26,926	241,275
Nintendo Co. Ltd.	106,933	4,507,417
Nippn Corp.	4,887	60,324
Nippon Ceramic Co. Ltd.	1,836	33,016
Nippon Chemi-Con Corp.*	3,503	41,559
Nippon Densetsu Kogyo Co. Ltd.	4,340	51,886
Nippon Electric Glass Co. Ltd. (x)	6,101	108,966
Nippon Express Holdings, Inc. (x)	6,057	347,987
Nippon Gas Co. Ltd.	8,442	133,924
Nippon Kanzai Co. Ltd.	4,458	85,532
Nippon Kayaku Co. Ltd.	10,745	93,335
Nippon Light Metal Holdings Co. Ltd.	5,252	60,548
Nippon Paint Holdings Co. Ltd. (x)	73,809	584,331
Nippon Paper Industries Co. Ltd.	9,600	71,320
Nippon Parking Development Co. Ltd.	46,787	110,515
Nippon Pillar Packing Co. Ltd.	3,146	65,538
Nippon Sanso Holdings Corp.	15,957	232,960
Nippon Sharyo Ltd.	3,791	56,299
Nippon Shinyaku Co. Ltd.	4,816	274,487
Nippon Shokubai Co. Ltd.	2,462	99,050
Nippon Signal Co. Ltd.	8,900	70,527
Nippon Soda Co. Ltd.	950	31,271
Nippon Steel Corp.	77,064	1,345,860
Nippon Steel Trading Corp.	2,026	142,641
Nippon Telegraph & Telephone Corp.	217,664	6,239,348
Nippon Television Holdings, Inc.	13,631	108,225
Nippon Yusen KK (x)	44,277	1,049,234
Nipro Corp.	13,900	109,514
Nishimatsu Construction Co. Ltd.	3,295	98,293
Nishimatsuya Chain Co. Ltd.	6,093	71,961
Nishi-Nippon Financial Holdings, Inc.	13,628	99,998
Nishi-Nippon Railroad Co. Ltd.	5,600	105,437
Nishio Rent All Co. Ltd.	3,957	93,920
Nissan Chemical Corp.	9,008	396,725
Nissan Motor Co. Ltd.	236,553	753,603
Nissan Shatai Co. Ltd.	9,940	62,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nissha Co. Ltd. (x)	6,603	$92,072
Nisshin Oillio Group Ltd. (The)	2,383	59,648
Nisshin Seifun Group, Inc.	18,778	236,514
Nisshinbo Holdings, Inc.	12,062	89,518
Nissin Electric Co. Ltd.	7,460	71,565
Nissin Foods Holdings Co. Ltd.	6,316	501,468
Nissui Corp.	20,317	84,990
Nitori Holdings Co. Ltd.	7,066	917,977
Nitta Corp.	1,728	36,840
Nitto Boseki Co. Ltd.	2,757	40,061
Nitto Denko Corp.	12,124	706,710
Nitto Kogyo Corp.	5,056	90,765
Noevir Holdings Co. Ltd.	1,781	78,574
NOF Corp.	7,305	293,892
Nohmi Bosai Ltd.	4,847	58,575
Nojima Corp.	7,218	78,483
NOK Corp.	8,604	76,967
Nomura Co. Ltd.	11,318	82,876
Nomura Holdings, Inc.	302,045	1,124,499
Nomura Real Estate Holdings, Inc.	10,820	233,318
Nomura Research Institute Ltd.	34,264	813,261
Noritake Co. Ltd.	1,990	60,955
Noritsu Koki Co. Ltd. (x)	4,795	86,992
Noritz Corp.	4,795	52,758
North Pacific Bank Ltd.	37,980	73,795
NS Solutions Corp.	3,420	83,389
NS United Kaiun Kaisha Ltd.	3,102	91,590
NSD Co. Ltd.	5,948	103,514
NSK Ltd.	30,498	162,901
NTN Corp.	37,117	74,664
NTT Data Corp.	52,403	771,431
Obara Group, Inc. (x)	1,415	38,814
Obayashi Corp.	56,756	431,595
OBIC Business Consultants Co. Ltd.	3,287	107,571
Obic Co. Ltd.	5,591	826,892
Odakyu Electric Railway Co. Ltd.	24,751	322,683
Ogaki Kyoritsu Bank Ltd. (The)	2,098	30,038
Ohsho Food Service Corp.	741	33,764
Oiles Corp.	4,560	50,798
Oisix ra daichi, Inc. (x)*	2,321	39,509
Oita Bank Ltd. (The)	2,100	32,674
Oji Holdings Corp.	68,133	275,668
Okamoto Industries, Inc.	2,906	82,038
Okamura Corp.	7,341	79,596
Okasan Securities Group, Inc.	33,049	96,447
Oki Electric Industry Co. Ltd.	8,423	45,632
Okinawa Electric Power Co., Inc. (The)	4,021	30,976
OKUMA Corp.	1,173	42,008
Okumura Corp.	2,739	62,297
Olympus Corp.	106,520	1,908,984
Omron Corp.	15,050	734,496
Ono Pharmaceutical Co. Ltd.	32,222	756,937
Onward Holdings Co. Ltd.	15,000	35,431
Open Door, Inc.*	4,483	60,564
Open House Group Co. Ltd.	5,846	214,704
Open Up Group, Inc. (x)	8,625	111,789
Optex Group Co. Ltd. (x)	5,977	81,794
Optim Corp.*	17,476	134,892
Optorun Co. Ltd.	5,119	87,449
Oracle Corp.	3,300	214,233
Organo Corp.	3,220	71,667
Orient Corp.	6,542	57,823
Oriental Land Co. Ltd.	18,428	2,690,342
ORIX Corp.	112,250	1,811,960
Osaka Gas Co. Ltd.	34,309	556,828
Osaka Organic Chemical Industry Ltd.	3,454	50,241
Osaka Soda Co. Ltd.	1,925	56,178
OSAKA Titanium Technologies Co. Ltd.	2,564	75,802
OSG Corp.	9,700	134,295
Otsuka Corp.	9,530	301,716
Otsuka Holdings Co. Ltd. (x)	38,212	1,253,449
Outsourcing, Inc.	8,818	63,696
PAL GROUP Holdings Co. Ltd.	5,721	109,372
PALTAC Corp.	2,773	97,934
Pan Pacific International Holdings Corp.	39,509	738,461
Panasonic Holdings Corp.	198,776	1,681,962
Paramount Bed Holdings Co. Ltd.	4,444	87,295
Park24 Co. Ltd.*	10,900	188,948
Pasona Group, Inc.	3,788	53,714
Penta-Ocean Construction Co. Ltd.	29,322	138,075
PeptiDream, Inc. (x)*	8,788	139,079
Persol Holdings Co. Ltd.	18,066	389,292
Pharma Foods International Co. Ltd. (x)	3,751	37,784
PHC Holdings Corp.	4,990	56,006
Pigeon Corp. (x)	10,057	166,135
Pilot Corp. (x)	3,104	113,645
Piolax, Inc.	4,502	58,385
Plenus Co. Ltd. (x)	5,333	107,034
Pola Orbis Holdings, Inc. (x)	8,224	116,555
Premium Group Co. Ltd.	3,276	43,359
Pressance Corp.	6,138	71,978
Prestige International, Inc.	10,559	58,411
Prima Meat Packers Ltd.	3,652	61,191
Proto Corp.	9,296	87,761
Raito Kogyo Co. Ltd.	6,051	87,279
Raksul, Inc. (x)*	1,894	47,913
Rakus Co. Ltd.	5,219	62,991
Rakuten Group, Inc. (x)*	80,498	365,565
Recruit Holdings Co. Ltd.	128,902	4,102,588
Relia, Inc.	8,142	62,287
Relo Group, Inc.	8,730	141,287
Renesas Electronics Corp.*	109,695	989,211
Rengo Co. Ltd.	15,192	105,108
RENOVA, Inc.*	2,551	45,853
Resona Holdings, Inc.	209,322	1,153,472
Resonac Holdings Corp. (x)	14,151	217,807
Resorttrust, Inc.	7,178	128,475
Restar Holdings Corp.	5,506	86,341
Ricoh Co. Ltd.	46,040	353,263
Ricoh Leasing Co. Ltd.	1,550	44,939
Riken Corp.	1,600	27,370
Riken Keiki Co. Ltd.	845	28,330
Rinnai Corp.	3,700	277,133
Riso Kagaku Corp.	2,813	44,776
Riso Kyoiku Co. Ltd.	22,934	63,958
Rohm Co. Ltd.	7,590	551,148
Rohto Pharmaceutical Co. Ltd.	21,164	374,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Roland Corp.	1,717	$45,528
Rorze Corp.	1,360	73,679
Round One Corp.	18,870	69,016
Royal Holdings Co. Ltd. (x)*	1,912	33,799
RS Technologies Co. Ltd.	3,414	92,218
Ryohin Keikaku Co. Ltd.	21,429	255,698
Ryosan Co. Ltd.	4,143	89,717
S Foods, Inc.	3,922	88,726
Saibu Gas Holdings Co. Ltd.	2,687	34,990
Saizeriya Co. Ltd.	3,745	85,321
Sakai Moving Service Co. Ltd.	1,540	50,751
Sakata Seed Corp.	2,341	78,039
San ju San Financial Group, Inc.	2,610	31,621
San-A Co. Ltd.	1,826	59,897
San-Ai Obbli Co. Ltd.	7,598	72,367
Sangetsu Corp.	3,239	53,013
San-In Godo Bank Ltd. (The)	17,188	101,761
Sanken Electric Co. Ltd.	2,047	102,007
Sanki Engineering Co. Ltd.	7,418	87,553
Sankyo Co. Ltd.	3,547	145,404
Sankyu, Inc.	4,962	182,615
Sanrio Co. Ltd.	5,173	188,410
Sansan, Inc.*	4,408	42,857
Santen Pharmaceutical Co. Ltd.	30,999	253,680
Sanwa Holdings Corp.	21,000	195,375
Sanyo Chemical Industries Ltd.	1,868	57,574
Sanyo Denki Co. Ltd.	1,435	62,653
Sanyo Special Steel Co. Ltd.	3,355	55,243
Sapporo Holdings Ltd. (x)	6,302	157,502
Sawai Group Holdings Co. Ltd.	4,400	138,296
SBI Holdings, Inc.	22,703	435,412
SBS Holdings, Inc.	2,809	59,523
SCREEN Holdings Co. Ltd.	2,784	179,462
SCSK Corp.	12,294	187,445
Secom Co. Ltd.	17,549	1,008,626
Sega Sammy Holdings, Inc.	13,520	205,726
Seibu Holdings, Inc.	22,730	249,746
Seiko Epson Corp.	24,121	353,985
Seiko Group Corp.	4,175	98,776
Seino Holdings Co. Ltd.	10,346	92,392
Seiren Co. Ltd. (x)	5,033	93,228
Sekisui Chemical Co. Ltd.	33,017	464,160
Sekisui House Ltd.	51,165	909,734
Sekisui Jushi Corp.	5,073	72,284
Senko Group Holdings Co. Ltd. (x)	10,158	74,691
Seven & i Holdings Co. Ltd.	62,133	2,679,616
Seven Bank Ltd.	64,776	129,315
SG Holdings Co. Ltd.	31,903	444,853
Sharp Corp. (x)	21,346	153,703
Shibaura Machine Co. Ltd.	3,304	65,959
Shibuya Corp.	2,975	52,115
SHIFT, Inc.*	1,134	201,673
Shiga Bank Ltd. (The)	2,831	57,056
Shikoku Electric Power Co., Inc.	18,249	106,374
Shikoku Kasei Holdings Corp.	5,724	56,830
Shimadzu Corp.	21,141	603,269
Shimamura Co. Ltd.	2,500	249,543
Shimano, Inc.	6,832	1,089,039
Shimizu Corp.	57,596	308,958
Shimojima Co. Ltd.	5,300	37,678
Shin Nippon Biomedical Laboratories Ltd.	4,508	77,629
Shin-Etsu Chemical Co. Ltd.	28,910	3,574,099
Shin-Etsu Polymer Co. Ltd.	6,313	54,452
Shinko Electric Industries Co. Ltd.	5,402	139,537
Shinsei Bank Ltd.	5,217	85,386
Shionogi & Co. Ltd.	21,278	1,067,791
Ship Healthcare Holdings, Inc.	5,252	107,569
Shiseido Co. Ltd. (x)	34,717	1,711,778
Shizuoka Financial Group, Inc.	40,645	326,733
Shizuoka Gas Co. Ltd.	6,571	55,226
SHO-BOND Holdings Co. Ltd.	4,612	197,496
Shochiku Co. Ltd. (x)*	1,166	103,771
Shoei Co. Ltd.	2,374	92,797
Shoei Foods Corp.	2,002	59,645
Showa Sangyo Co. Ltd.	2,573	49,307
Siix Corp.	7,281	70,846
Simplex Holdings, Inc.	1,627	25,960
Sinanen Holdings Co. Ltd.	1,631	48,281
Sinfonia Technology Co. Ltd.	7,390	83,000
Sintokogio Ltd.	7,500	37,431
SKY Perfect JSAT Holdings, Inc.	7,493	27,691
Skylark Holdings Co. Ltd. (x)*	24,496	285,015
SMC Corp.	5,581	2,363,548
SMK Corp.	1,620	28,527
SMS Co. Ltd.	6,512	166,472
Snow Peak, Inc. (x)	3,954	70,831
Socionext, Inc.*	1,770	78,223
SoftBank Corp.	272,887	3,093,995
SoftBank Group Corp.	98,216	4,223,797
Sohgo Security Services Co. Ltd.	6,327	173,313
Sojitz Corp.	23,132	442,934
Solasto Corp.	7,031	38,787
Sompo Holdings, Inc.	28,629	1,278,314
Sony Group Corp.	120,536	9,216,540
Sotetsu Holdings, Inc.	6,169	104,540
S-Pool, Inc.	9,554	62,897
Square Enix Holdings Co. Ltd.	8,069	376,889
SRE Holdings Corp.*	820	20,681
Stanley Electric Co. Ltd.	13,307	256,426
Starts Corp., Inc.	3,437	68,457
Strike Co. Ltd.	2,743	93,844
Subaru Corp.	52,689	813,982
Sugi Holdings Co. Ltd.	3,272	146,347
SUMCO Corp. (x)	32,710	437,911
Sumitomo Bakelite Co. Ltd.	2,496	74,458
Sumitomo Chemical Co. Ltd.	130,222	470,323
Sumitomo Corp.	110,981	1,857,012
Sumitomo Densetsu Co. Ltd.	4,653	85,976
Sumitomo Electric Industries Ltd.	63,561	728,646
Sumitomo Forestry Co. Ltd. (x)	11,831	210,315
Sumitomo Heavy Industries Ltd.	10,441	210,347
Sumitomo Metal Mining Co. Ltd.	21,852	777,741
Sumitomo Mitsui Construction Co. Ltd.	15,803	50,212
Sumitomo Mitsui Financial Group, Inc.	121,898	4,919,017
Sumitomo Mitsui Trust Holdings, Inc.	31,024	1,084,563
Sumitomo Osaka Cement Co. Ltd.	3,791	94,024
Sumitomo Pharma Co. Ltd.	15,798	120,254
Sumitomo Realty & Development Co. Ltd.	33,056	786,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Sumitomo Rubber Industries Ltd. (x)	16,520	$145,009
Sumitomo Warehouse Co. Ltd. (The)	5,783	86,234
Sundrug Co. Ltd.	6,166	183,937
Suntory Beverage & Food Ltd. (x)	12,637	433,302
Suruga Bank Ltd.	11,788	37,994
Suzuken Co. Ltd.	7,488	203,689
Suzuki Motor Corp.	30,585	995,341
Sysmex Corp.	14,334	873,540
Systena Corp.	23,296	72,955
T Hasegawa Co. Ltd.	3,525	78,321
T&D Holdings, Inc.	43,401	628,990
Tadano Ltd. (x)	8,952	62,549
Taiheiyo Cement Corp.	12,822	200,967
Taikisha Ltd.	2,538	64,494
Taisei Corp.	17,402	563,536
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	190,785
Taiyo Holdings Co. Ltd.	3,818	65,078
Taiyo Yuden Co. Ltd.	8,275	241,491
Takamatsu Construction Group Co. Ltd.	3,899	56,893
Takara Bio, Inc.	4,701	61,718
Takara Holdings, Inc.	11,662	92,859
Takara Standard Co. Ltd.	6,958	73,323
Takasago Thermal Engineering Co. Ltd.	5,745	78,050
Takashimaya Co. Ltd.	11,437	160,609
Takeda Pharmaceutical Co. Ltd.	150,328	4,708,918
Takeuchi Manufacturing Co. Ltd.	4,365	96,919
Takuma Co. Ltd.	5,495	51,709
Tama Home Co. Ltd.	4,485	85,708
Tamron Co. Ltd.	3,812	86,441
Tamura Corp. (x)	15,075	81,899
TBS Holdings, Inc.	11,930	139,262
TDK Corp.	26,187	864,985
TechMatrix Corp.	5,615	78,680
TechnoPro Holdings, Inc.	10,275	275,978
Teijin Ltd.	14,506	142,363
Terumo Corp.	52,736	1,505,250
Tess Holdings Co. Ltd.	4,749	37,452
T-Gaia Corp.	5,533	68,720
THK Co. Ltd. (x)	9,493	181,918
TIS, Inc.	18,861	500,124
TKC Corp.	2,570	70,595
Toagosei Co. Ltd. (x)	10,197	86,399
Tobishima Corp.	6,530	50,154
Tobu Railway Co. Ltd.	17,551	411,895
Tocalo Co. Ltd.	8,849	77,742
Toda Corp.	32,000	173,118
Toei Co. Ltd. (x)	540	72,623
Toho Bank Ltd. (The)	26,176	44,677
Toho Co. Ltd.	10,791	417,695
Toho Gas Co. Ltd.	8,185	156,977
Toho Holdings Co. Ltd.	2,743	45,940
Toho Titanium Co. Ltd.	3,893	82,760
Tohoku Electric Power Co., Inc.	41,248	217,177
Tokai Carbon Co. Ltd. (x)	15,000	122,638
Tokai Corp.	2,615	38,336
TOKAI Holdings Corp. (x)	9,977	65,302
Tokai Rika Co. Ltd.	5,427	58,430
Tokai Tokyo Financial Holdings, Inc. (x)	29,209	78,564
Token Corp.	853	48,227
Tokio Marine Holdings, Inc.	167,972	3,618,873
Tokuyama Corp.	7,400	101,268
Tokyo Century Corp.	3,218	109,849
Tokyo Electric Power Co. Holdings, Inc.*	150,110	544,440
Tokyo Electron Device Ltd.	1,587	80,656
Tokyo Electron Ltd.	12,021	3,561,235
Tokyo Gas Co. Ltd.	35,205	693,424
Tokyo Ohka Kogyo Co. Ltd. (x)	2,294	104,702
Tokyo Seimitsu Co. Ltd.	3,298	107,303
Tokyo Steel Manufacturing Co. Ltd.	9,358	85,209
Tokyo Tatemono Co. Ltd. (x)	19,659	239,521
Tokyotokeiba Co. Ltd.	2,059	59,382
Tokyu Construction Co. Ltd.	14,461	70,079
Tokyu Corp.	46,695	591,693
Tokyu Fudosan Holdings Corp.	57,534	275,307
Tomy Co. Ltd.	9,500	91,496
Topcon Corp.	8,062	94,048
Toppan, Inc.	25,746	383,326
Toray Industries, Inc.	117,437	659,129
Toridoll Holdings Corp.	2,530	52,069
Torii Pharmaceutical Co. Ltd.	2,128	47,249
Toshiba Corp.	32,580	1,142,683
Toshiba TEC Corp.	2,627	72,160
Tosho Co. Ltd.	2,808	24,049
Tosoh Corp.	24,847	297,240
Totetsu Kogyo Co. Ltd.	1,687	33,794
TOTO Ltd.	12,927	443,245
Towa Pharmaceutical Co. Ltd.	3,403	55,256
Toyo Construction Co. Ltd.	14,712	96,294
Toyo Ink SC Holdings Co. Ltd.	1,695	23,247
Toyo Seikan Group Holdings Ltd.	12,145	150,100
Toyo Suisan Kaisha Ltd.	9,479	368,355
Toyo Tanso Co. Ltd.	3,083	88,327
Toyo Tire Corp. (x)	11,244	128,256
Toyobo Co. Ltd.	9,549	72,687
Toyoda Gosei Co. Ltd.	5,313	83,112
Toyota Boshoku Corp.	5,878	79,096
Toyota Industries Corp.	12,175	671,647
Toyota Motor Corp.	935,646	12,921,810
Toyota Tsusho Corp.	17,007	633,033
TPR Co. Ltd.	4,102	38,132
Trancom Co. Ltd.	1,347	75,848
Transcosmos, Inc.	3,331	82,615
TRE Holdings Corp.	8,081	87,497
Trend Micro, Inc. (x)*	9,014	421,716
Tri Chemical Laboratories, Inc.	2,576	39,021
Trusco Nakayama Corp. (x)	3,910	60,628
TS Tech Co. Ltd.	7,845	90,561
TSI Holdings Co. Ltd.	14,450	48,886
Tsubakimoto Chain Co.	2,593	58,917
Tsuburaya Fields Holdings, Inc.	5,684	118,106
Tsugami Corp.	7,561	67,003
Tsumura & Co.	5,969	131,806
Tsuruha Holdings, Inc.	3,954	307,306
TV Asahi Holdings Corp.	4,061	41,464
UACJ Corp.	4,186	70,745
UBE Corp.	10,241	151,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Ulvac, Inc.	4,000	$169,461
Unicharm Corp.	34,849	1,345,739
United Arrows Ltd.	2,708	38,214
United Super Markets Holdings, Inc.	5,338	45,758
Usen-Next Holdings Co. Ltd.	4,021	65,536
Ushio, Inc.	11,665	144,613
USS Co. Ltd.	17,803	284,191
UT Group Co. Ltd. (x)	2,834	48,802
V Technology Co. Ltd.	1,336	25,633
Valor Holdings Co. Ltd.	4,076	56,587
ValueCommerce Co. Ltd.	1,542	21,314
Vector, Inc.	9,283	94,641
Vision, Inc. (x)*	7,844	83,855
Wacoal Holdings Corp.	3,211	58,035
Wacom Co. Ltd.	10,900	48,503
Weathernews, Inc.	1,408	76,708
Welcia Holdings Co. Ltd.	9,748	228,399
West Japan Railway Co.	21,636	944,473
WingArc1st, Inc.	5,403	83,449
Wowow, Inc.	3,199	30,981
W-Scope Corp. (x)*	5,364	54,237
Xebio Holdings Co. Ltd.	5,148	35,931
Yakult Honsha Co. Ltd.	12,604	822,084
Yamada Holdings Co. Ltd.	65,127	231,746
Yamaguchi Financial Group, Inc.	23,000	150,891
Yamaha Corp.	10,763	403,489
Yamaha Motor Co. Ltd. (x)	26,171	600,234
YA-MAN Ltd.	5,286	57,959
Yamato Holdings Co. Ltd.	23,993	381,541
Yamato Kogyo Co. Ltd.	4,045	138,850
Yamazaki Baking Co. Ltd. (x)	13,933	167,103
Yamazen Corp.	9,283	70,945
Yaoko Co. Ltd.	2,104	108,695
Yaskawa Electric Corp.	19,929	641,573
Yellow Hat Ltd.	3,916	53,530
Yodogawa Steel Works Ltd.	4,760	92,124
Yokogawa Bridge Holdings Corp.	4,453	63,687
Yokogawa Electric Corp.	18,255	292,798
Yokohama Rubber Co. Ltd. (The) (x)	9,294	145,741
Yoshinoya Holdings Co. Ltd.	6,683	116,611
Yuasa Trading Co. Ltd.	3,071	84,708
Z Holdings Corp.	255,834	647,187
Zenkoku Hosho Co. Ltd.	5,062	194,781
Zenrin Co. Ltd.	13,250	83,494
Zensho Holdings Co. Ltd.	9,793	246,989
Zeon Corp.	14,213	144,686
Zeria Pharmaceutical Co. Ltd.	5,401	93,131
Zojirushi Corp. (x)	6,115	76,461
ZOZO, Inc.	11,482	285,213
Zuken, Inc.	3,038	70,487

		354,780,957

Mexico (0.0%)†
Fresnillo plc	28,708	312,984

Netherlands (6.4%)
Adyen NV (m)*	5,430	7,488,881
ASML Holding NV	76,576	41,296,879
ING Groep NV	707,848	8,628,869
Koninklijke Ahold Delhaize NV	186,119	5,347,362
Shell plc	1,103,253	31,023,670

		93,785,661

New Zealand (0.1%)
a2 Milk Co. Ltd. (The) (x)*	76,228	357,071
Auckland International Airport Ltd.*	24,467	123,105
Chorus Ltd.	45,727	237,235
Fisher & Paykel Healthcare Corp. Ltd.	15,157	219,602
Fletcher Building Ltd.	25,449	77,105
Spark New Zealand Ltd.	25,265	86,352
Xero Ltd.*	14,301	684,208

		1,784,678

Nigeria (0.0%)†
Airtel Africa plc (m)	166,377	224,876

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.5%)
Anglo American plc	187,513	7,336,946

Spain (2.4%)
Banco Bilbao Vizcaya Argentaria SA	1,145,409	6,907,865
Banco Santander SA	3,190,066	9,569,994
Iberdrola SA	1,103,452	12,910,409
Industria de Diseno Textil SA	211,108	5,615,617

		35,003,885

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (20.0%)
3i Group plc	147,985	2,400,030
abrdn plc	316,307	723,691
Admiral Group plc	44,277	1,143,908
Ashtead Group plc	68,574	3,913,000
Associated British Foods plc	54,008	1,029,017
AstraZeneca plc	229,569	31,134,151
Auto Trader Group plc (m)	143,258	892,977
AVEVA Group plc	18,448	716,586
Aviva plc	434,235	2,324,560
B&M European Value Retail SA	144,801	720,010
BAE Systems plc	481,170	4,979,442
Barclays plc	2,455,649	4,706,073
Barratt Developments plc	155,112	744,090
Beazley plc	102,624	843,037
Berkeley Group Holdings plc	16,545	754,678
BP plc	2,783,385	15,980,258
British American Tobacco plc	348,144	13,811,462
British Land Co. plc (The) (REIT)	143,676	686,277
BT Group plc	1,079,807	1,462,737
Bunzl plc	52,385	1,747,298
Burberry Group plc	59,579	1,462,169
Centrica plc	917,551	1,070,671
Compass Group plc	272,675	6,321,047
ConvaTec Group plc (m)	252,811	710,909
Croda International plc	21,648	1,728,356
DCC plc	15,339	756,599
Diageo plc	350,523	15,467,415
DS Smith plc	199,007	773,495
Entain plc	90,938	1,452,850
Experian plc	142,865	4,858,519
Frasers Group plc*	20,228	173,628
Halma plc	58,854	1,404,532
Hargreaves Lansdown plc	58,757	608,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
HomeServe plc*	42,944	$621,448
HSBC Holdings plc	3,128,090	19,502,250
Imperial Brands plc	147,014	3,680,842
Informa plc	221,063	1,655,907
InterContinental Hotels Group plc	27,262	1,563,546
International Consolidated Airlines Group SA (x)*	576,838	863,621
Intertek Group plc	25,067	1,222,494
J Sainsbury plc	267,886	705,045
JD Sports Fashion plc	383,518	584,900
Kingfisher plc	303,759	867,029
Land Securities Group plc (REIT)	114,570	860,697
Legal & General Group plc	921,194	2,778,625
Linde plc (x)	93,592	30,601,678
Lloyds Banking Group plc	10,433,729	5,727,952
London Stock Exchange Group plc	56,877	4,906,817
M&G plc	336,221	763,562
Melrose Industries plc	621,772	1,011,025
National Grid plc	566,212	6,827,423
NatWest Group plc	780,390	2,502,036
Next plc	19,223	1,349,294
Ocado Group plc*	93,930	700,418
Pearson plc	111,579	1,266,919
Persimmon plc	49,357	726,186
Phoenix Group Holdings plc	114,011	838,855
Reckitt Benckiser Group plc	111,139	7,731,160
RELX plc	298,575	8,258,816
Rentokil Initial plc	389,874	2,394,398
Rightmove plc	127,527	788,445
Rolls-Royce Holdings plc*	1,300,851	1,465,723
RS Group plc	73,182	792,279
Sage Group plc (The)	158,239	1,426,355
Schroders plc	123,730	652,184
Segro plc (REIT)	186,565	1,722,283
Severn Trent plc	38,912	1,247,101
Smith & Nephew plc	135,546	1,818,119
Smiths Group plc	55,151	1,065,797
Spirax-Sarco Engineering plc	11,426	1,466,299
SSE plc	168,215	3,481,584
St James’s Place plc	83,113	1,100,250
Standard Chartered plc	368,258	2,770,959
Taylor Wimpey plc	544,623	669,286
Tesco plc	1,137,300	3,082,613
Unilever plc	394,364	19,938,369
UNITE Group plc (The) (REIT)	49,573	545,375
United Utilities Group plc	105,992	1,270,370
Virgin Money UK plc (CHDI) (x)	124,521	278,079
Vodafone Group plc	3,848,761	3,919,653
Weir Group plc (The)	40,242	811,978
Whitbread plc	31,352	974,107
WPP plc	162,214	1,608,483

		290,910,301

United States (3.4%)
Amcor plc (CHDI)	62,217	749,780
Block, Inc. (CRDI)*	3,631	227,291
Computershare Ltd.	58,739	1,047,802
CSL Ltd.	49,386	9,675,774
GSK plc	620,924	10,791,576
Haleon plc*	776,155	3,071,632
James Hardie Industries plc (CHDI)	45,641	820,371
News Corp. (CHDI), Class B	4,406	81,775
Reliance Worldwide Corp. Ltd.	79,748	160,717
ResMed, Inc. (CHDI)	40,140	846,116
Schneider Electric SE	108,478	15,179,242
Sims Ltd.	16,776	149,513
Stellantis NV	443,986	6,303,913

		49,105,502

Total Common Stocks (98.3%) (Cost $1,214,290,352)		1,433,982,629

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	81,327	888,815
Scottish Mortgage Investment Trust plc	220,627	1,927,903

		2,816,718

United States (0.1%)
Pershing Square Holdings Ltd.	24,253	854,697

Total Closed End Funds (0.3%) (Cost $2,621,017)		3,671,415

	Number of Warrants	Value (Note 1)
WARRANT:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24 (x)* (Cost $—)	1,293	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $4,001,902, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $4,081,940. (xx)	$4,000,000	4,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $9,985,183, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $10,180,136. (xx)	9,980,526	9,980,526
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,000,865, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,088,829.0 (xx)	$1,000,000	$1,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $3,001,467, collateralized by various Common Stocks; total market value $3,331,940. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		27,980,526

Total Short-Term Investments (1.9%) (Cost $27,980,526)		27,980,526

Total Investments in Securities (100.5%) (Cost $1,244,891,895)		1,465,634,570
Other Assets Less Liabilities (-0.5%)		(7,604,827)

Net Assets (100%)		$1,458,029,743

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $9,694,164 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $51,960,683. This was collateralized by $26,948,672 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 2/2/23 – 2/15/52 and by cash of $27,980,526 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	135	3/2023	EUR	5,469,732	(248,071)
FTSE 100 Index	26	3/2023	GBP	2,346,765	28,744
SPI 200 Index	12	3/2023	AUD	1,428,151	(26,072)
TOPIX Index	32	3/2023	JPY	4,612,009	(113,273)

					(358,672)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Closed End Funds	$—	$3,671,415		$—		$3,671,415
Common Stocks
Australia	—	162,908,747		159,844		163,068,591
Austria	—	1,282,663		—		1,282,663
Belgium	—	10,204,219		—		10,204,219
Burkina Faso	—	597,235		—		597,235
Chile	—	1,004,656		—		1,004,656
China	—	11,039,378		—		11,039,378
Finland	—	12,243,644		—		12,243,644
France	—	216,412,253		—		216,412,253
Germany	—	144,496,693		—		144,496,693
Hong Kong	—	5,821,026		—		5,821,026
Indonesia	—	121,924		—		121,924
Ireland	—	11,963,714		—		11,963,714
Italy	—	22,480,843		—		22,480,843
Japan	—	354,780,957		—		354,780,957
Mexico	—	312,984		—		312,984
Netherlands	—	93,785,661		—		93,785,661
New Zealand	—	1,784,678		—		1,784,678
Nigeria	—	224,876		—		224,876
Russia	—	—		—	(b)	—	(b)
South Africa	—	7,336,946		—		7,336,946
Spain	—	35,003,885		—		35,003,885
United Arab Emirates	—	—		—	(b)	—	(b)
United Kingdom	—	290,910,301		—		290,910,301
United States	—	49,105,502		—		49,105,502
Futures	28,744	—		—		28,744
Short-Term Investments
Repurchase Agreements	—	27,980,526		—		27,980,526
Warrant
Australia	—	—	(b)	—		—	(b)

Total Assets	$28,744	$1,465,474,726		$159,844		$1,465,663,314

Liabilities:
Futures	$(387,416)	$—		$—		$(387,416)

Total Liabilities	$(387,416)	$—		$—		$(387,416)

Total	$(358,672)	$1,465,474,726		$159,844		$1,465,275,898

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$28,744	*

Total		$28,744

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(387,416	)*

Total		$(387,416)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(584,093)	$(584,093)

Total	$(584,093)	$(584,093)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(608,493)	$(608,493)

Total	$(608,493)	$(608,493)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,243,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$127,148,348
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$124,771,237

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,282,697
Aggregate gross unrealized depreciation	(206,164,651)

Net unrealized appreciation	$199,118,046

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,266,157,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,216,911,369)	$1,437,654,044
Repurchase Agreements (Cost $27,980,526)	27,980,526
Cash	12,937,288
Foreign cash (Cost $268,862)	275,424
Cash held as collateral at broker for futures	1,650,000
Dividends, interest and other receivables	6,231,758
Receivable for Portfolio shares sold	650,257
Receivable for securities sold	194,207
Securities lending income receivable	16,707
Other assets	6,258

Total assets	1,487,596,469

LIABILITIES
Payable for return of collateral on securities loaned	27,980,526
Payable for Portfolio shares redeemed	463,453
Investment management fees payable	344,501
Payable for securities purchased	195,245
Distribution fees payable – Class IB	167,552
Distribution fees payable – Class IA	122,333
Administrative fees payable	118,874
Due to broker for futures variation margin	92,762
Trustees’ fees payable	2,868
Accrued expenses	78,612

Total liabilities	29,566,726

NET ASSETS	$1,458,029,743

Net assets were comprised of:
Paid in capital	$1,317,188,592
Total distributable earnings (loss)	140,841,151

Net assets	$1,458,029,743

Class IA
Net asset value, offering and redemption price per share, $568,748,356 / 61,386,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.27

Class IB
Net asset value, offering and redemption price per share, $782,334,540 / 85,973,414 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.10

Class K
Net asset value, offering and redemption price per share, $106,946,847 / 11,539,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.27

(x)	Includes value of securities on loan of $51,960,683.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$52,911,652
Interest	151,677
Securities lending (net)	260,144

Total income	53,323,473

EXPENSES
Investment management fees	5,839,060
Distribution fees – Class IB	1,957,420
Distribution fees – Class IA	1,435,220
Administrative fees	1,353,570
Custodian fees	266,900
Professional fees	118,032
Printing and mailing expenses	63,399
Trustees’ fees	47,319
Recoupment fees	23,868
Miscellaneous	237,628

Gross expenses	11,342,416
Less: Waiver from investment manager	(310,101)

Net expenses	11,032,315

NET INVESTMENT INCOME (LOSS)	42,291,158

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(9,568,158)
Futures contracts	(584,093)
Foreign currency transactions	(616,041)

Net realized gain (loss)	(10,768,292)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(231,630,183)
Futures contracts	(608,493)
Foreign currency translations	(144,716)

Net change in unrealized appreciation (depreciation)	(232,383,392)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(243,151,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(200,860,526)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,291,158	$39,947,907
Net realized gain (loss)	(10,768,292)	11,343,743
Net change in unrealized appreciation (depreciation)	(232,383,392)	119,359,015

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(200,860,526)	170,650,665

Distributions to shareholders:
Class IA	(14,205,040)	(21,048,544)
Class IB	(19,744,773)	(29,052,449)
Class K	(2,893,287)	(3,907,939)

Total distributions to shareholders	(36,843,100)	(54,008,932)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,681,780 and 3,193,802 shares, respectively ]	25,074,690	35,044,842
Capital shares issued in reinvestment of dividends [ 1,488,691 and 1,994,899 shares, respectively ]	14,205,040	21,048,544
Capital shares repurchased [ (4,945,120) and (4,731,903) shares, respectively ]	(46,251,331)	(51,175,765)

Total Class IA transactions	(6,971,601)	4,917,621

Class IB
Capital shares sold [ 7,391,067 and 7,104,390 shares, respectively ]	67,478,725	75,652,864
Capital shares issued in reinvestment of dividends [ 2,106,880 and 2,802,138 shares, respectively ]	19,744,773	29,052,449
Capital shares repurchased [ (9,533,066) and (9,146,543) shares, respectively ]	(88,442,648)	(97,449,807)

Total Class IB transactions	(1,219,150)	7,255,506

Class K
Capital shares sold [ 1,082,507 and 703,951 shares, respectively ]	10,062,922	7,619,675
Capital shares issued in reinvestment of dividends [ 303,036 and 370,363 shares, respectively ]	2,893,287	3,907,939
Capital shares repurchased [ (639,984) and (1,526,610) shares, respectively ]	(5,985,922)	(16,480,064)

Total Class K transactions	6,970,287	(4,952,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,220,464)	7,220,677

TOTAL INCREASE (DECREASE) IN NET ASSETS	(238,924,090)	123,862,410
NET ASSETS:
Beginning of year	1,696,953,833	1,573,091,423

End of year	$1,458,029,743	$1,696,953,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020		2019		2018
Net asset value, beginning of year	$10.78		$10.04		$9.86		$8.30		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.26	(cc)	0.17	(aa)	0.25		0.24
Net realized and unrealized gain (loss)	(1.55)		0.83		0.22		1.58		(1.75)

Total from investment operations	(1.28)		1.09		0.39		1.83		(1.51)

Less distributions:
Dividends from net investment income	(0.23)		(0.35)		(0.18)		(0.27)		(0.24)
Distributions from net realized gains	—		—		(0.03)		—		—

Total dividends and distributions	(0.23)		(0.35)		(0.21)		(0.27)		(0.24)

Net asset value, end of year	$9.27		$10.78		$10.04		$9.86		$8.30

Total return	(11.89)%		10.93%		3.93%		22.05%		(15.12)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$568,748		$669,881		$619,200		$637,098		$555,230
Ratio of expenses to average net assets:
After waivers (f)	0.77	%(j)	0.78	%(k)	0.79	%(k)	0.78	%(j)	0.81%
Before waivers (f)	0.79%		0.79%		0.80%		0.78%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.88%		2.37	%(dd)	1.88	%(bb)	2.75%		2.47%
Before waivers (f)	2.86%		2.37	%(dd)	1.88	%(bb)	2.75%		2.47%
Portfolio turnover rate^	9%		10%		11%		5%		8%

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$10.59		$9.87		$9.70		$8.16		$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.25	(cc)	0.16	(aa)	0.25		0.24
Net realized and unrealized gain (loss)	(1.52)		0.82		0.22		1.56		(1.74)

Total from investment operations	(1.26)		1.07		0.38		1.81		(1.50)

Less distributions:
Dividends from net investment income	(0.23)		(0.35)		(0.18)		(0.27)		(0.24)
Distributions from net realized gains	—		—		(0.03)		—		—

Total dividends and distributions	(0.23)		(0.35)		(0.21)		(0.27)		(0.24)

Net asset value, end of year	$9.10		$10.59		$9.87		$9.70		$8.16

Total return	(11.92)%		10.91%		3.89%		22.19%		(15.25)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$782,335		$910,733		$841,045		$848,443		$741,350
Ratio of expenses to average net assets:
After waivers (f)	0.77	%(j)	0.78	%(k)	0.79	%(k)	0.78	%(j)	0.81%
Before waivers (f)	0.79%		0.79%		0.80%		0.78%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.88%		2.38	%(dd)	1.88	%(bb)	2.75%		2.47%
Before waivers (f)	2.86%		2.37	%(dd)	1.87	%(bb)	2.75%		2.47%
Portfolio turnover rate^	9%		10%		11%		5%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$10.78		$10.03		$9.86		$8.29		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29		0.28	(cc)	0.19	(aa)	0.28		0.26
Net realized and unrealized gain (loss)	(1.54)		0.84		0.21		1.58		(1.76)

Total from investment operations	(1.25)		1.12		0.40		1.86		(1.50)

Less distributions:
Dividends from net investment income	(0.26)		(0.37)		(0.20)		(0.29)		(0.26)
Distributions from net realized gains	—		—		(0.03)		—		—

Total dividends and distributions	(0.26)		(0.37)		(0.23)		(0.29)		(0.26)

Net asset value, end of year	$9.27		$10.78		$10.03		$9.86		$8.29

Total return	(11.68)%		11.29%		4.05%		22.48%		(14.98)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$106,947		$116,340		$112,847		$174,705		$207,478
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.53	%(k)	0.54	%(k)	0.53	%(j)	0.56%
Before waivers (f)	0.54%		0.54%		0.55%		0.53%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.12%		2.62	%(dd)	2.16	%(bb)	2.99%		2.70%
Before waivers (f)	3.10%		2.61	%(dd)	2.15	%(bb)	2.98%		2.70%
Portfolio turnover rate^	9%		10%		11%		5%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Harris Associates L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(13.71)%	0.32%	3.09%
Portfolio – Class IB Shares	(13.63)	0.33	3.09
Portfolio – Class K Shares	(13.45)	0.59	3.35
International Proxy Index	(11.94)	1.55	4.65
MSCI EAFE® Index	(14.45)	1.54	4.67

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (13.63)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned (11.94)% and (14.45)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Geographic stock selection had a positive effect overall on performance relative to the benchmark.

•

China delivered the Portfolio’s top relative result exclusively owing to a favorable outcome from stock selection; Japan was the next best relative performer from a combination of stock selection and a less-than-benchmark weighting.

•	India and Denmark contributed most to the Portfolio’s absolute total return.

•	Stock selection had a modestly positive overall effect on relative performance for the year.

•

Industrials and Materials produced the best relative performance, mainly driven by stock selection, while less-than-benchmark weightings in both sectors also worked to the Portfolio’s relative benefit.

•	Materials was the lone contributor to the Portfolio’s absolute total return for the period.

What hurt performance during the year:

•	While stock selection had an overall positive effect on relative results, country weightings detracted for the reporting period.

•

Entirely owing to negative stock selection effects, the U.K. was the second-largest overall detractor in the Portfolio, while South Korea was the most significant detractor from a greater-than-benchmark weighting.

•	Germany and France were the largest detractors from the Portfolio’s absolute total return for the full year.

•	While stock selection had a somewhat overall positive effect on relative results, sector weightings detracted for the reporting period.

•

Financials supplied the largest negative overall relative result wholly due to negative stock selection impacts. A lack of exposure to Energy shares made this sector the next largest detractor from relative performance.

•	Consumer Discretionary detracted most from the Portfolio’s absolute total return for the period, followed by Financials.

•

During the year, the Portfolio reduced its equity exposure for 36 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Portfolio Positioning and Outlook — Harris Associates LP

While we recognize the challenge facing investors with the current state of financial markets, we believe that the lower and more widely dispersed valuations in the market today have allowed us to redeploy capital into what we believe are increasingly attractive investments. We are optimistic that these decisions will sow the seeds of future outperformance. As always, we remain focused on building a high conviction Portfolio of undervalued businesses that we believe will provide both a margin of safety and the potential for attractive risk-adjusted returns over the long term.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$153,298,963	15.6%
Consumer Discretionary	151,315,856	15.4
Industrials	131,612,584	13.4
Information Technology	88,391,756	9.0
Materials	82,980,355	8.4
Health Care	78,452,674	8.0
Consumer Staples	76,452,724	7.8
Communication Services	46,319,661	4.7
Energy	40,116,986	4.1
Utilities	17,450,623	1.8
Repurchase Agreements	13,844,161	1.4
Real Estate	9,132,125	0.9
Closed End Funds	1,097,737	0.1
Investment Company	1,000,000	0.1
Cash and Other	91,871,955	9.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,072.90	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	5.30
Class IB
Actual	1,000.00	1,073.80	5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	5.30
Class K
Actual	1,000.00	1,075.10	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	4.02

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.4%)
Abacus Property Group (REIT)	18,498	$33,123
Adbri Ltd. (x)	16,506	18,599
AGL Energy Ltd.	21,601	118,686
Allkem Ltd.*	25,458	194,824
ALS Ltd.	17,697	147,359
Altium Ltd.	5,568	132,987
Alumina Ltd.	108,299	112,078
AMP Ltd.*	136,369	122,094
Ampol Ltd.	10,309	198,494
Ansell Ltd.	5,830	112,095
ANZ Group Holdings Ltd.*	122,122	1,967,252
APA Group	54,107	396,385
ARB Corp. Ltd.	3,357	58,672
Aristocrat Leisure Ltd.	26,304	546,585
ASX Ltd.	7,978	369,472
Atlas Arteria Ltd.	72,631	326,870
AUB Group Ltd.	2,487	38,149
Aurizon Holdings Ltd.	71,230	180,894
Bank of Queensland Ltd.	21,396	100,516
Bapcor Ltd.	12,735	56,012
Beach Energy Ltd.	52,506	57,019
Bega Cheese Ltd. (x)	10,108	26,702
Bendigo & Adelaide Bank Ltd.	22,932	153,166
BHP Group Ltd. (ASE Stock Exchange)	74,381	2,310,808
BHP Group Ltd. (London Stock Exchange)	135,709	4,216,481
Blackmores Ltd.	597	29,347
BlueScope Steel Ltd.	19,096	218,945
Boral Ltd. (x)	21,116	41,549
BrainChip Holdings Ltd. (x)*	48,090	24,393
Brambles Ltd.	60,053	493,507
Breville Group Ltd.	5,221	65,229
Brickworks Ltd.	3,128	47,215
BWP Trust (REIT)	12,168	32,393
carsales.com Ltd.	18,513	261,671
Chalice Mining Ltd. (x)*	16,407	70,375
Challenger Ltd.	24,631	127,788
Champion Iron Ltd.	15,522	77,253
Charter Hall Group (REIT)	20,235	165,048
Charter Hall Long Wale REIT (REIT)	29,555	89,143
Charter Hall Retail REIT (REIT)	19,075	49,741
Cleanaway Waste Management Ltd.	115,605	207,006
Cochlear Ltd.	2,831	393,439
Coles Group Ltd.	59,140	673,239
Collins Foods Ltd.	5,548	27,159
Commonwealth Bank of Australia	70,415	4,918,855
Core Lithium Ltd. (x)*	56,869	39,687
Coronado Global Resources, Inc. (CRDI) (m)	32,910	44,589
Corporate Travel Management Ltd.	4,838	48,520
Costa Group Holdings Ltd.	14,083	26,368
Credit Corp. Group Ltd.	2,888	36,966
Cromwell Property Group (REIT)	78,193	35,669
CSR Ltd. (x)	28,276	90,676
De Grey Mining Ltd. (x)*	40,194	35,165
Deterra Royalties Ltd.	22,492	70,137
Dexus (REIT)	36,010	190,010
Domain Holdings Australia Ltd.	15,333	28,291
Domino’s Pizza Enterprises Ltd.	2,970	133,966
Downer EDI Ltd.	25,221	63,707
Eagers Automotive Ltd. (x)	9,018	66,618
Elders Ltd.	5,260	36,314
Endeavour Group Ltd.	53,755	234,966
Evolution Mining Ltd.	91,228	185,095
Flight Centre Travel Group Ltd. (x)*	7,568	74,662
Flutter Entertainment plc (Dublin Stock Exchange) (x)*	14,490	1,982,283
Flutter Entertainment plc (London Stock Exchange)*	10,566	1,442,158
Fortescue Metals Group Ltd.	69,327	968,098
Glencore plc	1,576,333	10,527,130
Gold Road Resources Ltd.	41,019	47,198
Goodman Group (REIT)	72,725	859,577
GPT Group (The) (REIT)	54,003	154,425
GrainCorp Ltd., Class A	8,036	40,597
GUD Holdings Ltd.	5,659	29,205
Harvey Norman Holdings Ltd.	29,571	83,151
Healius Ltd.	32,938	68,847
HUB24 Ltd. (x)	2,947	53,352
IDP Education Ltd.	8,870	164,144
IGO Ltd.	27,681	253,675
Iluka Resources Ltd.	18,566	120,465
Imugene Ltd. (x)*	177,186	17,492
Incitec Pivot Ltd.	80,263	205,473
Inghams Group Ltd.	24,674	48,046
Insignia Financial Ltd.	24,263	55,340
Insurance Australia Group Ltd.	96,002	310,474
InvoCare Ltd.	6,750	50,691
IPH Ltd.	8,971	53,322
IRESS Ltd.	7,655	49,774
JB Hi-Fi Ltd.	5,712	163,144
Johns Lyng Group Ltd.	7,025	29,607
Karoon Energy Ltd.*	28,887	43,072
Lake Resources NL*	49,799	27,125
Lendlease Corp. Ltd.	34,175	182,422
Lifestyle Communities Ltd.	3,641	47,274
Link Administration Holdings Ltd.	24,953	33,554
Liontown Resources Ltd.*	71,396	64,165
Lottery Corp. Ltd. (The)*	101,773	310,429
Lovisa Holdings Ltd.	1,675	26,355
Lynas Rare Earths Ltd.*	38,711	206,898
Macquarie Group Ltd.	14,822	1,684,887
Magellan Financial Group Ltd. (x)	4,295	26,143
Medibank Pvt Ltd.	120,270	241,563
Megaport Ltd.*	4,690	20,149
Metcash Ltd.	45,279	122,696
Mineral Resources Ltd.	6,913	363,358
Mirvac Group (REIT)	125,875	182,545
Nanosonics Ltd. (x)*	15,681	45,802
National Australia Bank Ltd.	130,282	2,666,397
National Storage REIT (REIT)	44,761	70,703
New Hope Corp. Ltd. (x)	19,950	86,388
Newcrest Mining Ltd.	41,271	579,971
NEXTDC Ltd.*	23,055	142,843
nib holdings Ltd.	17,468	92,171
Nine Entertainment Co. Holdings Ltd.	98,743	123,702
Northern Star Resources Ltd.	59,400	441,228
Novonix Ltd.*	24,557	24,578
Nufarm Ltd.	16,854	70,342
Orica Ltd.	210,932	2,162,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Origin Energy Ltd.	67,013	$352,231
Orora Ltd.	29,395	57,839
OZ Minerals Ltd.	13,173	250,231
Paladin Energy Ltd.*	106,878	50,938
Pendal Group Ltd.	11,799	40,247
Perpetual Ltd. (x)	2,833	47,450
PEXA Group Ltd.*	3,318	26,998
Pilbara Minerals Ltd.*	108,610	277,302
Pinnacle Investment Management Group Ltd.	6,284	37,351
Premier Investments Ltd.	5,965	100,882
Pro Medicus Ltd.	2,640	99,327
Qantas Airways Ltd.*	74,370	304,315
QBE Insurance Group Ltd.	55,985	511,917
Qube Holdings Ltd.	80,825	154,633
Ramsay Health Care Ltd.	7,806	343,862
REA Group Ltd.	2,298	173,357
Reece Ltd.	7,441	71,687
Region RE Ltd. (REIT)	46,044	84,956
Regis Resources Ltd.	33,584	47,103
Rio Tinto Ltd.	16,633	1,318,294
Rio Tinto plc	68,218	4,781,735
Sandfire Resources Ltd.	8,667	32,101
Santos Ltd.	142,638	693,402
Sayona Mining Ltd. (x)*	243,467	31,495
Scentre Group (REIT)	184,772	362,310
SEEK Ltd.	16,587	236,594
Seven Group Holdings Ltd.	6,490	92,660
Silver Lake Resources Ltd.*	41,904	33,808
Sonic Healthcare Ltd.	20,445	417,182
South32 Ltd.	195,168	531,521
Star Entertainment Group Ltd. (The)*	38,212	46,049
Steadfast Group Ltd.	52,572	195,791
Stockland (REIT)	97,057	239,875
Suncorp Group Ltd.	52,504	430,398
Super Retail Group Ltd.	5,904	43,051
Tabcorp Holdings Ltd.	82,114	60,100
Technology One Ltd.	11,605	103,823
Telix Pharmaceuticals Ltd. (x)*	10,024	49,617
Telstra Group Ltd.	501,115	1,361,325
TPG Telecom Ltd.	22,358	74,438
Transurban Group	126,941	1,121,833
Treasury Wine Estates Ltd.	29,580	274,099
United Malt Group Ltd. (x)	10,251	24,219
Vicinity Ltd. (REIT)	144,013	196,103
Viva Energy Group Ltd. (m)	26,781	49,778
Washington H Soul Pattinson & Co. Ltd.	9,794	184,444
Waypoint REIT Ltd. (REIT)	35,784	67,000
Webjet Ltd.*	12,238	51,493
Wesfarmers Ltd.	46,745	1,461,147
Westpac Banking Corp.	143,983	2,289,020
Whitehaven Coal Ltd.	38,105	244,391
WiseTech Global Ltd.	7,172	247,815
Woodside Energy Group Ltd. (ASE Stock Exchange)	54,560	1,316,507
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	589,971
Woolworths Group Ltd.	47,609	1,087,834
Worley Ltd.	17,400	177,702

		72,868,815

Austria (0.0%)†
Mondi plc	31,165	531,056

Belgium (1.0%)
Anheuser-Busch InBev SA/NV	164,007	9,878,834

Burkina Faso (0.0%)†
Endeavour Mining plc	10,918	231,252

Canada (0.6%)
Open Text Corp. (x)	165,552	4,905,426
Restaurant Brands International, Inc.	18,502	1,196,524

		6,101,950

Chile (0.0%)†
Antofagasta plc	21,789	407,113

China (2.2%)
Alibaba Group Holding Ltd.*	551,400	6,092,954
Prosus NV*	179,262	12,367,376
Vipshop Holdings Ltd. (ADR)*	207,019	2,823,739

		21,284,069

Denmark (0.4%)
DSV A/S	22,100	3,488,318

Finland (0.5%)
Nokia OYJ	415,027	1,922,338
Nordea Bank Abp	284,751	3,057,261

		4,979,599

France (13.6%)
Accor SA*	231,797	5,793,768
Air Liquide SA	40,814	5,784,469
Airbus SE	45,887	5,453,273
AXA SA	156,516	4,365,321
BNP Paribas SA	265,980	15,161,249
Capgemini SE	22,800	3,806,156
Danone SA	110,800	5,838,967
Edenred	46,400	2,527,153
EssilorLuxottica SA	24,093	4,363,728
Hermes International	2,778	4,297,011
Kering SA	14,729	7,497,046
L’Oreal SA	19,125	6,829,578
LVMH Moet Hennessy Louis Vuitton SE	20,381	14,833,271
Pernod Ricard SA	16,150	3,176,627
Publicis Groupe SA	67,905	4,319,175
Safran SA	29,757	3,724,297
Sanofi	90,000	8,655,231
TotalEnergies SE	201,505	12,650,865
Valeo	239,110	4,274,454
Vinci SA	44,467	4,440,576
Worldline SA (m)*	150,500	5,885,083

		133,677,298

Germany (14.1%)
adidas AG	62,907	8,583,003
Allianz SE (Registered)	66,523	14,305,998
BASF SE	70,577	3,504,725
Bayer AG (Registered)	202,521	10,476,310
Bayerische Motoren Werke AG	109,573	9,779,842
Continental AG	124,019	7,431,689
Daimler Truck Holding AG*	192,400	5,961,355
Deutsche Boerse AG	15,066	2,602,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Deutsche Post AG (Registered)	77,667	$2,924,818
Deutsche Telekom AG (Registered)	271,460	5,415,911
Fresenius Medical Care AG & Co. KGaA	100,300	3,282,183
Fresenius SE & Co. KGaA	247,300	6,948,960
Henkel AG & Co. KGaA	64,400	4,153,453
Infineon Technologies AG	101,263	3,081,726
Mercedes-Benz Group AG	192,945	12,681,432
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,085	3,607,245
SAP SE	135,867	14,018,849
Siemens AG (Registered)	99,526	13,811,536
thyssenkrupp AG*	472,797	2,882,777
Volkswagen AG (Preference) (q)	15,816	1,971,018
Vonovia SE	58,461	1,378,002

		138,803,794

Hong Kong (0.9%)
Prudential plc	627,136	8,548,435

India (0.1%)
Axis Bank Ltd.	122,300	1,380,365

Indonesia (0.0%)†
Nickel Industries Ltd. (x)	38,546	25,457

Ireland (1.1%)
CRH plc (Irish Stock Exchange)	101,545	4,049,946
CRH plc (London Stock Exchange)	7,217	285,918
Ryanair Holdings plc (ADR)*	72,900	5,450,004
Smurfit Kappa Group plc	16,907	627,704

		10,413,572

Italy (1.9%)
Coca-Cola HBC AG*	12,709	303,143
Enel SpA	621,792	3,347,954
Eni SpA	184,046	2,617,502
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	125,196
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	5,504,997	12,245,288

		18,639,083

Japan (15.9%)
&Do Holdings Co. Ltd.	3,300	19,663
77 Bank Ltd. (The)	200	3,368
A&A Material Corp.	200	1,344
A&D HOLON Holdings Co. Ltd.	1,200	9,299
ABC-Mart, Inc.	800	45,535
Achilles Corp.	1,000	9,464
Acom Co. Ltd.	14,000	33,709
Adastria Co. Ltd.	760	13,580
ADEKA Corp.	3,100	51,115
Advan Group Co. Ltd.	1,400	9,163
Advance Create Co. Ltd.	4,000	32,551
Advanex, Inc.	200	1,612
Advantest Corp.	5,900	381,225
Adways, Inc.	8,000	30,479
Aeon Co. Ltd.	26,399	559,802
Aeon Delight Co. Ltd.	1,400	32,322
Aeon Fantasy Co. Ltd.	400	8,244
AEON Financial Service Co. Ltd.	4,900	52,271
Aeon Hokkaido Corp.	900	7,667
Aeon Mall Co. Ltd.	3,160	41,053
AGC, Inc. (x)	7,000	234,418
Agora Hospitality Group Co. Ltd.*	5,000	838
Ai Holdings Corp. (x)	2,100	33,523
Aica Kogyo Co. Ltd.	2,100	50,084
Aichi Corp.	2,100	12,353
Aichi Financial Group, Inc.	1,832	32,148
Aichi Steel Corp.	600	9,916
Aichi Tokei Denki Co. Ltd.	300	3,052
Aida Engineering Ltd.	3,300	19,588
Aiful Corp.	18,700	56,567
Aigan Co. Ltd.*	900	1,138
Ain Holdings, Inc.	1,000	46,023
Aiphone Co. Ltd.	800	11,247
Air Water, Inc.	6,000	70,177
Airport Facilities Co. Ltd.	1,200	4,755
Airtech Japan Ltd.	3,700	30,025
Airtrip Corp.	1,200	22,329
Aisan Industry Co. Ltd.	1,500	7,898
Aisin Corp.	5,348	143,847
Ajinomoto Co., Inc.	16,800	516,007
Akebono Brake Industry Co. Ltd.*	5,700	6,515
Akita Bank Ltd. (The)	800	11,661
Alconix Corp.	800	8,071
Alfresa Holdings Corp.	8,000	102,164
Alleanza Holdings Co. Ltd.	111	837
Alpen Co. Ltd.	700	10,417
Alpha Corp.	300	2,105
Alpha Systems, Inc.	360	11,343
Alps Alpine Co. Ltd.	6,032	55,016
Altech Co. Ltd.	500	1,166
Altech Corp.	1,100	17,585
Amada Co. Ltd.	8,500	66,969
Amano Corp.	1,800	33,369
Amuse, Inc.	600	8,001
ANA Holdings, Inc.*	17,900	381,896
Anest Iwata Corp.	2,000	13,136
Anicom Holdings, Inc.	6,400	28,284
Anritsu Corp. (x)	5,000	48,842
AOKI Holdings, Inc.	2,200	11,466
Aoyama Trading Co. Ltd.	1,600	11,192
Aozora Bank Ltd. (x)	3,800	75,137
Arakawa Chemical Industries Ltd.	1,000	7,383
Araya Industrial Co. Ltd.	200	3,078
Arclands Corp.	1,400	16,727
Arcs Co. Ltd.	1,500	25,099
Argo Graphics, Inc.	800	22,676
Ariake Japan Co. Ltd.	800	26,608
Arisawa Manufacturing Co. Ltd.	2,000	19,796
Artner Co. Ltd.	4,200	32,674
Aruhi Corp. (x)	2,100	16,193
As One Corp.	1,500	65,834
Asahi Co. Ltd.	500	5,227
Asahi Diamond Industrial Co. Ltd.	4,000	20,573
Asahi Group Holdings Ltd. (x)	15,900	499,025
Asahi Holdings, Inc.	6,100	89,473
Asahi Intecc Co. Ltd.	9,700	159,942
Asahi Kasei Corp.	46,200	331,398
Asahi Kogyosha Co. Ltd.	400	6,282
Asahi Net, Inc.	1,000	4,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
ASAHI YUKIZAI Corp.	800	$17,074
Asanuma Corp.	800	18,409
Ashimori Industry Co. Ltd.	300	2,537
Asics Corp.	5,500	122,120
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	9,883
ASKUL Corp.	1,800	23,439
Astellas Pharma, Inc.	69,200	1,057,984
Astena Holdings Co. Ltd.	1,000	3,231
Atsugi Co. Ltd.*	1,100	3,302
Autobacs Seven Co. Ltd.	100	1,100
Avantia Co. Ltd.	1,000	6,035
Avex, Inc.	2,300	29,512
Awa Bank Ltd. (The)	2,000	32,490
Axell Corp.	400	5,096
Axial Retailing, Inc.	700	18,081
Azbil Corp.	4,600	116,542
AZ-COM MARUWA Holdings, Inc.	2,000	24,002
Azuma Shipping Co. Ltd.	600	1,289
Bandai Namco Holdings, Inc.	7,300	462,452
Bando Chemical Industries Ltd.	2,000	14,569
Bank of Iwate Ltd. (The)	800	11,990
Bank of Kyoto Ltd. (The)	2,400	107,162
Bank of Nagoya Ltd. (The)	1,099	27,843
Bank of Saga Ltd. (The)	700	9,473
Bank of the Ryukyus Ltd.	2,500	16,630
BayCurrent Consulting, Inc.	5,900	184,993
Beenos, Inc.	1,700	25,285
Belc Co. Ltd. (x)	600	26,288
Belluna Co. Ltd.	3,000	15,544
Benefit One, Inc.	3,700	54,496
Benesse Holdings, Inc.	2,400	36,684
Bic Camera, Inc.	3,000	29,305
BIPROGY, Inc.	2,100	53,524
BML, Inc.	1,400	35,789
Bookoff Group Holdings Ltd.	700	7,377
BP Castrol KK	500	3,429
Bridgestone Corp. (x)	22,000	786,361
Brother Industries Ltd.	10,200	155,984
Bunka Shutter Co. Ltd.	3,000	25,328
CAC Holdings Corp.	700	7,638
Calbee, Inc.	2,900	66,114
Can Do Co. Ltd.	1,000	17,114
Canare Electric Co. Ltd.	100	1,083
Canon Electronics, Inc.	1,100	12,706
Canon Marketing Japan, Inc.	2,300	52,383
Canon, Inc. (x)	37,900	824,622
Capcom Co. Ltd.	7,500	240,590
Carlit Holdings Co. Ltd.	1,000	5,943
Casio Computer Co. Ltd.	5,700	58,329
Cawachi Ltd.	800	13,587
CDG Co. Ltd. (x)	3,800	30,373
Central Glass Co. Ltd.	1,100	23,552
Central Japan Railway Co.	5,600	691,466
Central Security Patrols Co. Ltd.	500	8,881
Central Sports Co. Ltd.	400	7,376
Change, Inc.	3,200	53,057
Chiba Bank Ltd. (The)	25,000	183,252
Chiba Kogyo Bank Ltd. (The)	2,300	7,974
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,703
Chino Corp.	400	5,367
Chiyoda Co. Ltd.	1,600	9,534
Chiyoda Integre Co. Ltd.*	400	6,574
Chofu Seisakusho Co. Ltd.	1,200	17,565
Chori Co. Ltd.	800	13,179
Chubu Electric Power Co., Inc.	24,300	252,184
Chubu Shiryo Co. Ltd.	1,200	9,948
Chudenko Corp.	700	11,137
Chuetsu Pulp & Paper Co. Ltd.	400	2,923
Chugai Pharmaceutical Co. Ltd. (x)	23,200	595,379
Chugai Ro Co. Ltd.	400	4,931
Chugin Financial Group, Inc.	4,800	34,965
Chugoku Electric Power Co., Inc. (The)	14,600	75,091
Chugoku Marine Paints Ltd.	3,000	21,807
Chuo Spring Co. Ltd.	400	2,201
CI Takiron Corp.	3,000	11,521
Citizen Watch Co. Ltd.	2,700	12,200
CKD Corp.	1,400	20,044
Cleanup Corp.	1,200	5,907
CMIC Holdings Co. Ltd.	400	5,434
CMK Corp.	2,400	8,412
Coca-Cola Bottlers Japan Holdings, Inc.	4,873	53,356
COLOPL, Inc.	1,700	8,135
Colowide Co. Ltd. (x)	4,200	56,868
Computer Engineering & Consulting Ltd.	1,600	18,628
Computer Institute of Japan Ltd.	1,440	9,798
COMSYS Holdings Corp.	3,814	67,277
Concordia Financial Group Ltd.	42,446	177,883
CONEXIO Corp.	1,000	14,538
Core Corp.	400	4,435
Corona Corp.	500	3,337
Cosel Co. Ltd.	1,800	13,907
Cosmo Energy Holdings Co. Ltd.	3,400	90,414
Cosmos Pharmaceutical Corp.	900	91,481
Create Medic Co. Ltd.	300	2,012
Create Restaurants Holdings, Inc. (x)	3,900	27,042
Create SD Holdings Co. Ltd.	1,300	32,738
Credit Saison Co. Ltd.	4,700	60,917
Cresco Ltd.	600	7,969
CTI Engineering Co. Ltd.	700	17,121
CyberAgent, Inc.	18,400	163,755
Cybernet Systems Co. Ltd. (x)	1,000	7,414
Cybozu, Inc. (x)	2,000	36,940
Dai Nippon Printing Co. Ltd.	9,100	183,747
Dai Nippon Toryo Co. Ltd.	1,400	8,011
Daicel Corp.	8,200	59,669
Dai-Dan Co. Ltd.	500	8,351
Daido Kogyo Co. Ltd.	400	2,252
Daido Metal Co. Ltd.	1,000	3,635
Daido Steel Co. Ltd.	1,200	39,454
Daidoh Ltd.*	1,600	3,304
Daifuku Co. Ltd.	4,100	193,066
Daihen Corp.	1,200	35,386
Daiho Corp.	800	23,987
Daiichi Jitsugyo Co. Ltd.	400	13,411
Dai-ichi Life Holdings, Inc.	38,500	878,307
Daiichi Sankyo Co. Ltd.	63,200	2,046,632
Daiichikosho Co. Ltd.	900	27,293
Daiken Corp.	1,000	15,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Daiken Medical Co. Ltd.	400	$1,368
Daiki Aluminium Industry Co. Ltd.	2,000	18,912
Daikin Industries Ltd.	9,100	1,400,640
Daikoku Denki Co. Ltd.	500	7,612
Dainichi Co. Ltd.	600	3,017
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	10,424
Daio Paper Corp.	2,800	21,591
Daiseki Co. Ltd.	2,279	78,838
Daishi Hokuetsu Financial Group, Inc.	1,050	22,946
Daisue Construction Co. Ltd.	400	3,529
Daisyo Corp.*	600	4,764
Daito Bank Ltd. (The)	700	3,632
Daito Trust Construction Co. Ltd.	2,600	268,241
Daitobo Co. Ltd.*	1,000	617
Daitron Co. Ltd.	500	8,694
Daiwa House Industry Co. Ltd.	21,100	488,593
Daiwa Industries Ltd.	1,000	8,587
Daiwa Securities Group, Inc.	51,000	226,554
Daiwabo Holdings Co. Ltd.	3,050	45,225
Danto Holdings Corp.*	1,000	1,684
DCM Holdings Co. Ltd.	5,800	53,121
Dear Life Co. Ltd.	6,800	31,813
DeNA Co. Ltd.	4,000	53,825
Denka Co. Ltd.	2,600	59,928
Denso Corp.	16,100	801,810
Dentsu Group, Inc. (x)	6,700	211,608
Denyo Co. Ltd.	1,100	13,042
Descente Ltd.	1,700	41,839
Dexerials Corp.	1,500	29,145
DIC Corp. (x)	2,699	47,835
Digital Arts, Inc.	400	16,977
Digital Garage, Inc.	1,700	59,262
Dijet Industrial Co. Ltd.	100	626
dip Corp.	1,200	34,654
Disco Corp.	1,200	345,169
DKK Co. Ltd.	600	9,144
DKS Co. Ltd.	400	5,916
DMG Mori Co. Ltd. (x)	3,900	52,153
Doshisha Co. Ltd.	1,000	12,367
Doutor Nichires Holdings Co. Ltd.	2,100	27,506
Dowa Holdings Co. Ltd.	1,800	56,919
DTS Corp.	2,200	49,988
Duskin Co. Ltd.	100	2,280
DyDo Group Holdings, Inc.	500	18,135
Dynic Corp.	400	1,868
Eagle Industry Co. Ltd.	1,000	8,168
Earth Corp. (x)	100	3,856
East Japan Railway Co.	11,800	676,135
Ebara Corp.	3,400	122,280
Ebara Jitsugyo Co. Ltd.	600	10,076
Echo Trading Co. Ltd.	300	1,495
Econach Holdings Co. Ltd.*	1,500	1,006
Eco’s Co. Ltd.	400	5,742
EDION Corp.	4,400	43,115
eGuarantee, Inc.	1,600	29,784
Ehime Bank Ltd. (The)	1,400	9,771
Eiken Chemical Co. Ltd.	2,000	26,044
Eisai Co. Ltd.	8,900	590,259
Eizo Corp.	1,000	26,097
Elecom Co. Ltd.	1,400	14,401
Electric Power Development Co. Ltd.	5,600	89,436
Elematec Corp.	1,800	21,204
ENEOS Holdings, Inc.	124,950	426,528
en-Japan, Inc.	1,100	20,317
Enplas Corp.	600	17,647
Enshu Ltd.	200	1,009
eRex Co. Ltd.	1,900	31,445
ES-Con Japan Ltd. (x)	5,800	34,560
Escrow Agent Japan, Inc.	27,600	30,283
Eslead Corp.	500	7,075
ESPEC Corp.	1,200	17,354
euglena Co. Ltd.*	8,500	63,471
Exedy Corp. (x)	1,500	18,470
EXEO Group, Inc.	3,058	52,380
Ezaki Glico Co. Ltd.	2,100	57,924
Faith, Inc.	400	1,579
FALCO HOLDINGS Co. Ltd.	600	8,028
Fancl Corp.	4,500	92,167
FANUC Corp.	6,800	1,027,720
Fast Retailing Co. Ltd.	1,100	674,970
FCC Co. Ltd.	1,800	18,529
Feed One Co. Ltd.	1,504	8,194
Felissimo Corp.	300	2,320
FIDEA Holdings Co. Ltd.	700	7,707
Financial Partners Group Co. Ltd.	1,800	15,265
FINDEX, Inc.	7,900	29,736
First Baking Co. Ltd.*	100	297
Food & Life Cos. Ltd.	3,200	63,347
Foster Electric Co. Ltd.	1,100	6,965
FP Corp.	800	23,103
France Bed Holdings Co. Ltd.	1,600	11,460
F-Tech, Inc.	400	1,542
Fudo Tetra Corp.	980	11,178
Fuji Co. Ltd.	1,300	18,127
Fuji Corp.	1,700	25,000
Fuji Corp. Ltd.	1,200	6,016
Fuji Electric Co. Ltd.	4,200	160,972
Fuji Kosan Co. Ltd.	400	3,593
Fuji Kyuko Co. Ltd.	1,500	54,633
Fuji Media Holdings, Inc.	7,700	63,013
Fuji Oil Co. Ltd.	3,300	6,437
Fuji Oil Holdings, Inc.	1,600	24,846
Fuji Seal International, Inc.	2,400	30,887
Fuji Soft, Inc.	1,600	92,167
Fujibo Holdings, Inc.	500	12,268
Fujicco Co. Ltd.	1,000	14,592
FUJIFILM Holdings Corp.	13,870	700,158
Fujikura Composites, Inc.	800	5,059
Fujikura Kasei Co. Ltd.	1,600	4,938
Fujikura Ltd.	8,400	64,261
Fujimi, Inc.	1,100	52,385
Fujimori Kogyo Co. Ltd.	900	20,779
Fujita Kanko, Inc.*	300	6,849
Fujitec Co. Ltd.	3,000	68,508
Fujitsu General Ltd.	2,000	48,232
Fujitsu Ltd.	23,200	3,113,898
Fujiya Co. Ltd. (x)	700	13,510
FuKoKu Co. Ltd.	500	3,932
Fukuda Corp.	200	6,759
Fukui Bank Ltd. (The)	1,000	11,468
Fukui Computer Holdings, Inc.	400	8,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Fukuoka Financial Group, Inc.	4,784	$109,539
Fukushima Bank Ltd. (The)	1,500	2,949
Fukushima Galilei Co. Ltd.	600	19,179
Fukuyama Transporting Co. Ltd.	400	9,342
FULLCAST Holdings Co. Ltd.	1,000	21,518
Funai Soken Holdings, Inc. (x)	2,340	48,462
Furukawa Co. Ltd.	2,100	20,242
Furukawa Electric Co. Ltd.	2,300	43,357
Fuso Pharmaceutical Industries Ltd.	400	6,090
Futaba Corp.	2,100	8,497
Futaba Industrial Co. Ltd.	3,500	9,494
Future Corp.	2,000	25,099
Fuyo General Lease Co. Ltd.	600	39,409
G-7 Holdings, Inc.	1,200	15,123
Gakken Holdings Co. Ltd.	2,000	14,157
Gakujo Co. Ltd.	400	4,215
Gecoss Corp.	800	5,102
Genki Sushi Co. Ltd.	300	7,041
Geo Holdings Corp.	2,000	33,222
giftee, Inc.*	1,900	25,046
GLOBERIDE, Inc.	1,000	19,476
Glory Ltd.	200	3,343
GMO internet group, Inc. (x)	3,400	63,886
GMO Payment Gateway, Inc.	1,500	124,810
Godo Steel Ltd.	700	11,420
Goldcrest Co. Ltd.	1,100	14,089
Goldwin, Inc.	1,200	87,321
Gourmet Kineya Co. Ltd.*	4,200	31,746
Gree, Inc.	5,100	27,047
GS Yuasa Corp.	2,800	45,230
GSI Creos Corp.	600	6,711
Gun-Ei Chemical Industry Co. Ltd.	300	5,402
GungHo Online Entertainment, Inc.*	2,400	38,988
Gunma Bank Ltd. (The)	14,200	54,532
Gunze Ltd.	800	25,724
Gurunavi, Inc.*	2,000	5,974
H.U. Group Holdings, Inc.	2,600	57,076
H2O Retailing Corp.	4,760	46,788
Hachijuni Bank Ltd. (The)	10,000	41,832
Hakudo Co. Ltd.	400	7,513
Hakuhodo DY Holdings, Inc.	10,600	107,422
Hakuto Co. Ltd.	700	22,268
Hakuyosha Co. Ltd.	100	1,348
Hamakyorex Co. Ltd.	600	14,378
Hamamatsu Photonics KK	5,200	250,411
Hankyu Hanshin Holdings, Inc.	8,400	250,899
Hanwa Co. Ltd.	2,200	62,778
Happinet Corp.	600	9,386
Hard Off Corp. Co. Ltd.	500	4,987
Harima Chemicals Group, Inc.	1,100	6,814
Haruyama Holdings, Inc.*	500	1,673
Haseko Corp.	8,100	90,912
Hayashikane Sangyo Co. Ltd.	400	1,396
Hazama Ando Corp. (x)	7,520	48,189
Heiwa Corp.	1,820	34,461
Heiwa Real Estate Co. Ltd.	1,800	50,267
Heiwado Co. Ltd.	2,400	39,171
Helios Techno Holding Co. Ltd.	1,100	3,797
Hibiya Engineering Ltd.	1,800	26,128
Hiday Hidaka Corp.	1,640	24,168
Hikari Tsushin, Inc. (x)	1,000	141,877
Hino Motors Ltd.*	10,700	41,010
Hioki EE Corp. (x)	500	24,116
Hirakawa Hewtech Corp.	400	3,420
Hirogin Holdings, Inc.	10,000	50,366
Hirose Electric Co. Ltd.	1,023	129,395
HIS Co. Ltd. (x)*	3,100	49,273
Hisaka Works Ltd.	1,000	6,218
Hisamitsu Pharmaceutical Co., Inc.	1,900	56,823
Hitachi Construction Machinery Co. Ltd.	2,700	60,875
Hitachi Ltd.	38,528	1,964,270
Hitachi Transport System Ltd. (x)	1,200	81,286
Hitachi Zosen Corp.	5,100	32,098
Hochiki Corp.	1,000	10,675
Hodogaya Chemical Co. Ltd.	200	4,291
Hokkaido Electric Power Co., Inc.	7,100	25,210
Hokkaido Gas Co. Ltd.	400	5,105
Hokkan Holdings Ltd.	600	6,277
Hokko Chemical Industry Co. Ltd.	1,000	6,195
Hokkoku Financial Holdings, Inc.	500	17,297
Hokuetsu Corp.	2,300	13,354
Hokuhoku Financial Group, Inc.	2,900	21,589
Hokuriku Electric Industry Co. Ltd.	400	3,740
Hokuriku Electric Power Co.	7,800	32,510
Hokushin Co. Ltd.	800	908
Hokuto Corp.	1,400	20,034
Honda Motor Co. Ltd.	57,900	1,337,647
Honeys Holdings Co. Ltd.	1,080	11,463
Hoosiers Holdings Co. Ltd.	2,000	11,338
Horiba Ltd.	1,400	61,125
Hoshizaki Corp.	4,000	141,877
Hosiden Corp.	3,000	35,980
Hosokawa Micron Corp.	800	16,355
House Foods Group, Inc.	1,400	29,634
House of Rose Co. Ltd.	2,700	33,904
Howa Machinery Ltd.	600	4,485
Hoya Corp.	15,800	1,529,557
Hulic Co. Ltd. (x)	14,800	117,281
Hurxley Corp.	600	3,795
Hyakugo Bank Ltd. (The)	11,000	30,844
Hyakujushi Bank Ltd. (The)	1,400	20,407
HYPER, Inc.	8,200	28,679
Ibiden Co. Ltd.	4,300	156,778
Ichibanya Co. Ltd.	800	28,223
Ichigo, Inc.	10,100	21,933
Ichiken Co. Ltd.	200	2,720
Ichikoh Industries Ltd.	2,000	5,532
Ichinen Holdings Co. Ltd.	1,300	12,332
Ichiyoshi Securities Co. Ltd.	2,700	12,673
Icom, Inc.	600	12,801
Idec Corp.	1,400	31,149
Idemitsu Kosan Co. Ltd.	7,642	178,764
IDOM, Inc.	3,300	16,696
IHI Corp.	4,600	134,768
Iida Group Holdings Co. Ltd.	5,976	91,115
Iino Kaiun Kaisha Ltd.	5,900	41,809
Ikegami Tsushinki Co. Ltd.	300	1,207
Imasen Electric Industrial	800	3,761
Impress Holdings, Inc.	1,000	1,585
Inaba Denki Sangyo Co. Ltd.	200	4,131
Inaba Seisakusho Co. Ltd.	600	6,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Inabata & Co. Ltd.	1,500	$27,282
Inageya Co. Ltd. (x)	1,000	9,441
Ines Corp.	1,600	16,666
I-Net Corp.	550	5,440
Infocom Corp.	1,100	18,046
Infomart Corp.	6,800	18,497
Information Services International-Dentsu Ltd.	1,400	41,870
INFRONEER Holdings, Inc.	8,912	67,974
Inpex Corp. (x)	36,300	386,123
Intage Holdings, Inc.	1,200	12,600
Internet Initiative Japan, Inc.	4,600	85,873
Inui Global Logistics Co. Ltd.	490	7,430
I’rom Group Co. Ltd.	300	5,904
Iseki & Co. Ltd.	1,300	11,609
Isetan Mitsukoshi Holdings Ltd.	10,500	114,969
Ishihara Sangyo Kaisha Ltd.	2,100	17,009
Ishii Iron Works Co. Ltd.	100	1,688
Ishikawa Seisakusho Ltd.*	200	2,324
Ishizuka Glass Co. Ltd.	100	1,080
Isuzu Motors Ltd.	23,400	275,829
Itfor, Inc.	1,300	8,291
Ito En Ltd.	2,100	76,646
ITOCHU Corp.	49,100	1,551,117
Itochu Enex Co. Ltd.	2,700	21,602
Itochu Techno-Solutions Corp.	3,000	70,177
Itochu-Shokuhin Co. Ltd.	300	11,292
Itoham Yonekyu Holdings, Inc.	7,370	39,366
Itoki Corp.	2,600	11,629
IwaiCosmo Holdings, Inc.	1,100	10,879
Iwasaki Electric Co. Ltd.	400	6,940
Iwatani Corp.	1,400	61,765
Iwatsu Electric Co. Ltd.	500	2,941
Iyogin Holdings, Inc.	9,100	49,577
Izumi Co. Ltd.	1,700	38,705
Izutsuya Co. Ltd.	600	1,852
J Front Retailing Co. Ltd.	9,500	86,936
Jaccs Co. Ltd.	1,600	50,290
JAFCO Group Co. Ltd. (x)	4,800	82,219
JANOME Corp.	1,200	5,267
Japan Airlines Co. Ltd. (x)*	16,800	344,986
Japan Airport Terminal Co. Ltd.*	2,100	104,488
Japan Asia Investment Co. Ltd.*	800	1,365
Japan Aviation Electronics Industry Ltd.	2,000	32,140
Japan Cash Machine Co. Ltd.	1,100	8,993
Japan Communications, Inc.*	17,400	29,035
Japan Display, Inc. (x)*	17,300	5,009
Japan Electronic Materials Corp.	500	5,109
Japan Elevator Service Holdings Co. Ltd.	4,500	56,713
Japan Exchange Group, Inc.	19,300	279,044
Japan Foods Co. Ltd.	100	816
Japan Foundation Engineering Co. Ltd.	1,700	6,269
Japan Lifeline Co. Ltd.	1,800	12,563
Japan Material Co. Ltd.	1,900	30,938
Japan Medical Dynamic Marketing, Inc.	1,000	6,865
Japan Oil Transportation Co. Ltd.	100	1,661
Japan Petroleum Exploration Co. Ltd.	600	17,578
Japan Post Bank Co. Ltd.	18,500	159,006
Japan Post Holdings Co. Ltd.	83,100	702,526
Japan Post Insurance Co. Ltd.	8,300	146,787
Japan Property Management Center Co. Ltd.	4,100	31,178
Japan Pulp & Paper Co. Ltd.	600	23,362
Japan Securities Finance Co. Ltd.	5,546	48,766
Japan Steel Works Ltd. (The)	1,700	33,795
Japan Tobacco, Inc. (x)	44,800	908,357
Japan Transcity Corp.	2,000	7,787
Japan Wool Textile Co. Ltd. (The)	4,000	29,686
Jastec Co. Ltd.	700	6,128
JBCC Holdings, Inc.	1,000	13,967
JCR Pharmaceuticals Co. Ltd.	3,500	44,830
JCU Corp.	800	18,775
Jeol Ltd.	2,000	54,709
JFE Holdings, Inc.	16,744	195,968
JGC Holdings Corp.	6,600	84,386
JINS Holdings, Inc.	500	17,563
JK Holdings Co. Ltd.	1,100	8,591
JMDC, Inc.	1,700	48,964
JMS Co. Ltd.	500	1,924
Joban Kosan Co. Ltd.*	3,700	34,198
J-Oil Mills, Inc.	1,000	11,559
Joshin Denki Co. Ltd.	1,000	14,790
JSP Corp.	800	9,028
JSR Corp.	6,200	122,262
JTEKT Corp.	7,500	53,090
Juki Corp.	1,400	6,582
Juroku Financial Group, Inc.	1,500	32,780
Justsystems Corp.	900	19,318
JVCKenwood Corp.	5,800	16,308
K&O Energy Group, Inc.	500	7,776
Kadokawa Corp.	4,868	89,022
Kaga Electronics Co. Ltd.	1,200	37,351
Kagome Co. Ltd. (x)	3,900	90,784
Kajima Corp.	17,400	203,645
Kakaku.com, Inc.	5,200	83,682
Kaken Pharmaceutical Co. Ltd.	500	14,820
Kamei Corp.	1,000	9,304
Kamigumi Co. Ltd.	1,800	36,853
Kanaden Corp.	1,000	8,328
Kanagawa Chuo Kotsu Co. Ltd.	200	4,945
Kanamoto Co. Ltd.	1,000	17,243
Kandenko Co. Ltd.	2,900	19,025
Kaneka Corp.	1,600	40,110
Kanematsu Corp.	2,500	28,574
Kanematsu Electronics Ltd.	700	23,735
Kanematsu Sustech Corp.	100	1,201
Kansai Electric Power Co., Inc. (The)	28,800	280,671
Kansai Food Market Ltd.	3,000	29,305
Kansai Paint Co. Ltd.	7,800	96,222
Kanto Denka Kogyo Co. Ltd.	2,000	14,096
Kao Corp.	17,100	684,704
Kappa Create Co. Ltd. (x)*	1,800	18,872
Kasai Kogyo Co. Ltd.*	1,000	1,036
Katakura & Co-op Agri Corp.	55	661
Katakura Industries Co. Ltd.	1,400	18,519
Katitas Co. Ltd.	1,700	39,119
Kato Sangyo Co. Ltd.	1,700	45,466
Kato Works Co. Ltd.	400	2,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
KAWADA TECHNOLOGIES, Inc.	200	$4,976
Kawai Musical Instruments Manufacturing Co. Ltd.	400	7,927
Kawasaki Heavy Industries Ltd.	5,200	122,432
Kawasaki Kisen Kaisha Ltd. (x)	5,997	127,352
KDDI Corp.	57,200	1,735,526
KeePer Technical Laboratory Co. Ltd.	1,300	35,462
Keihan Holdings Co. Ltd.	3,200	84,121
Keihanshin Building Co. Ltd.	1,400	13,633
Keihin Co. Ltd.	200	2,197
Keikyu Corp.	8,400	89,031
Keio Corp.	3,600	132,764
Keisei Electric Railway Co. Ltd.	4,864	139,167
Keiyo Bank Ltd. (The)	2,500	11,182
Keiyo Co. Ltd.	2,200	15,087
Kewpie Corp.	2,400	43,706
Key Coffee, Inc.	1,200	18,854
Keyence Corp.	7,260	2,844,477
KH Neochem Co. Ltd. (x)	1,500	30,779
Kikkoman Corp.	5,000	264,401
Kimoto Co. Ltd.	2,200	3,638
Kimura Chemical Plants Co. Ltd.	1,100	6,077
Kimura Unity Co. Ltd.	400	2,368
Kinden Corp.	5,000	54,785
King Jim Co. Ltd.	1,000	6,774
Kinki Sharyo Co. Ltd. (The)	100	795
Kintetsu Department Store Co. Ltd.*	100	1,977
Kintetsu Group Holdings Co. Ltd.	6,600	219,011
Kirin Holdings Co. Ltd. (x)	28,600	438,240
Kisoji Co. Ltd.	1,400	22,348
Kissei Pharmaceutical Co. Ltd.	1,200	23,590
Ki-Star Real Estate Co. Ltd.	900	31,477
Kitagawa Corp.	500	4,355
Kita-Nippon Bank Ltd. (The)	300	4,862
Kitano Construction Corp.	300	5,751
Kitazawa Sangyo Co. Ltd.	1,000	1,471
Kitz Corp.	5,100	30,661
Kiyo Bank Ltd. (The)	1,900	22,700
KNT-CT Holdings Co. Ltd.*	400	5,072
Koa Corp.	1,500	21,544
Koatsu Gas Kogyo Co. Ltd.	1,000	4,877
Kobayashi Pharmaceutical Co. Ltd.	2,100	144,491
Kobayashi Yoko Co. Ltd.	300	507
Kobe Bussan Co. Ltd.	6,000	173,270
Kobe Steel Ltd.	12,900	63,104
Koei Tecmo Holdings Co. Ltd.	3,524	64,229
Kohnan Shoji Co. Ltd.	1,100	28,665
Kohsoku Corp.	700	9,222
Koito Manufacturing Co. Ltd.	8,400	127,178
Kojima Co. Ltd.	1,500	6,766
Kokuyo Co. Ltd. (x)	3,400	48,135
KOMAIHALTEC, Inc.	200	2,255
Komatsu Ltd.	168,290	3,687,916
Komatsu Matere Co. Ltd.	2,000	11,795
Komatsu Wall Industry Co. Ltd.	400	5,535
KOMEDA Holdings Co. Ltd.	3,000	56,804
Komeri Co. Ltd.	1,600	33,319
Komori Corp.	3,400	20,881
Konaka Co. Ltd.	1,400	3,574
Konami Group Corp.	2,800	127,370
Konica Minolta, Inc.	16,600	66,658
Konishi Co. Ltd.	2,000	25,617
Kosaido Holdings Co. Ltd.	900	14,538
Kose Corp. (x)	1,300	142,838
Kose R E Co. Ltd.	5,500	33,778
Kosei Securities Co. Ltd. (The)*	200	550
Kotobuki Spirits Co. Ltd.	800	47,120
Kourakuen Holdings Corp.*	700	5,451
Krosaki Harima Corp.	200	7,711
KRS Corp.	600	4,357
K’s Holdings Corp.	6,800	58,446
Kubota Corp. (x)	37,500	519,182
Kumagai Gumi Co. Ltd.	1,000	20,047
Kumiai Chemical Industry Co. Ltd.	5,140	35,523
Kura Sushi, Inc.	1,200	27,431
Kurabo Industries Ltd.	1,200	19,805
Kuraray Co. Ltd. (x)	11,900	95,933
Kuraudia Holdings Co. Ltd.	200	443
Kureha Corp.	800	49,131
Kurimoto Ltd.	600	7,973
Kurita Water Industries Ltd.	3,500	145,611
Kusuri no Aoki Holdings Co. Ltd.	800	46,815
KYB Corp.	700	18,161
Kyocera Corp.	10,600	529,192
Kyodo Printing Co. Ltd.	300	6,282
Kyoei Sangyo Co. Ltd.	100	1,245
Kyoei Steel Ltd.	1,300	12,441
Kyoei Tanker Co. Ltd.	200	1,448
Kyokuto Boeki Kaisha Ltd.	400	4,148
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	25,289
Kyokuto Securities Co. Ltd.	1,600	7,010
Kyokuyo Co. Ltd.	500	14,477
KYORIN Holdings, Inc.	3,000	39,317
Kyoritsu Co. Ltd.*	1,000	922
Kyoritsu Maintenance Co. Ltd.	1,200	53,947
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,126
Kyowa Electronic Instruments Co. Ltd.	1,000	2,652
Kyowa Kirin Co. Ltd.	8,600	197,897
Kyowa Leather Cloth Co. Ltd.	700	2,656
Kyudenko Corp.	2,000	49,756
Kyushu Electric Power Co., Inc.	13,800	78,232
Kyushu Financial Group, Inc.	16,770	58,013
Kyushu Railway Co.	5,600	124,681
Land Business Co. Ltd.	1,000	1,692
LAND Co. Ltd.	1,300	89
Lasertec Corp.	3,600	596,480
Lawson, Inc.	1,300	49,825
LEC, Inc.	1,200	8,284
Leopalace21 Corp.*	7,300	16,186
Life Corp.	700	14,108
Link And Motivation, Inc. (x)	5,900	28,996
Lintec Corp.	900	14,723
Lion Corp. (x)	8,900	102,671
Lixil Corp.	11,540	175,949
Look Holdings, Inc.	400	7,336
M&A Capital Partners Co. Ltd.*	900	31,648
M3, Inc.	14,500	395,314
Mabuchi Motor Co. Ltd. (x)	1,600	45,535
Macnica Holdings, Inc.	1,850	44,333
Maezawa Industries, Inc.	900	4,211
Maezawa Kasei Industries Co. Ltd.	900	9,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Maezawa Kyuso Industries Co. Ltd.	800	$5,578
Makino Milling Machine Co. Ltd.	1,200	39,592
Makita Corp.	8,900	208,869
Management Solutions Co. Ltd. (x)	1,400	35,416
Mandom Corp.	1,400	15,617
Mani, Inc.	3,300	51,044
Marche Corp.*	300	896
Mars Group Holdings Corp.	600	11,114
Marubeni Construction Material Lease Co. Ltd.	100	1,318
Marubeni Corp.	68,700	793,055
Marubun Corp.	900	6,494
Marudai Food Co. Ltd.	1,200	13,002
Maruha Nichiro Corp.	1,300	24,863
Marui Group Co. Ltd.	6,700	111,343
Maruichi Steel Tube Ltd.	1,600	32,953
MARUKA FURUSATO Corp. (x)	1,216	33,263
Marusan Securities Co. Ltd.	3,900	11,887
Maruwa Co. Ltd.	300	35,843
Maruwn Corp.	600	992
Maruyama Manufacturing Co., Inc.	200	2,315
Maruzen CHI Holdings Co. Ltd.	600	1,509
Maruzen Showa Unyu Co. Ltd.	800	18,500
Matsuda Sangyo Co. Ltd.	800	14,008
Matsui Construction Co. Ltd.	1,000	4,267
Matsui Securities Co. Ltd.	1,000	5,981
MatsukiyoCocokara & Co.	4,620	232,338
Matsuya Co. Ltd.*	2,200	17,249
Matsuyafoods Holdings Co. Ltd.	500	15,049
Max Co. Ltd.	2,000	29,717
Mazda Motor Corp.	22,000	168,470
Mebuki Financial Group, Inc.	32,760	83,373
MEC Co. Ltd.	800	12,667
Media Do Co. Ltd.	2,200	29,017
Medical System Network Co. Ltd.	400	1,314
Medipal Holdings Corp.	7,600	100,820
Megachips Corp.	1,100	20,644
Megmilk Snow Brand Co. Ltd.	2,700	37,052
Meidensha Corp.	800	11,405
Meiji Holdings Co. Ltd.	3,900	200,290
Meiji Shipping Co. Ltd.	1,100	5,767
Meiko Electronics Co. Ltd.	1,000	18,325
Meiko Network Japan Co. Ltd.	900	4,272
Meitec Corp.	3,000	54,770
Meito Sangyo Co. Ltd.	600	7,457
Meiwa Corp.	900	4,560
Meiwa Estate Co. Ltd.	700	3,803
Melco Holdings, Inc.	600	13,875
Menicon Co. Ltd.	2,900	61,385
Mercari, Inc.*	3,600	74,035
Micronics Japan Co. Ltd. (x)	2,600	25,794
Midac Holdings Co. Ltd.	1,500	29,374
Milbon Co. Ltd.	1,140	49,686
Mimasu Semiconductor Industry Co. Ltd.	1,000	17,838
Minebea Mitsumi, Inc.	13,137	197,295
Ministop Co. Ltd.	900	9,745
Mirait One Corp.	3,600	41,695
Mirarth Holdings, Inc.	4,400	12,405
MISUMI Group, Inc.	10,900	239,112
Mitachi Co. Ltd.	200	1,626
Mitani Sekisan Co. Ltd. (x)	800	25,450
Mito Securities Co. Ltd.	3,000	4,869
Mitsuba Corp.	2,000	7,193
Mitsubishi Chemical Group Corp.	44,220	230,703
Mitsubishi Corp.	53,110	1,733,238
Mitsubishi Electric Corp.	71,300	713,598
Mitsubishi Estate Co. Ltd.	47,700	621,874
Mitsubishi Gas Chemical Co., Inc.	6,500	90,289
Mitsubishi HC Capital, Inc.	25,820	127,683
Mitsubishi Heavy Industries Ltd.	11,500	458,633
Mitsubishi Kakoki Kaisha Ltd.	300	4,693
Mitsubishi Logisnext Co. Ltd.	1,000	5,326
Mitsubishi Logistics Corp.	3,000	69,262
Mitsubishi Materials Corp.	4,100	65,105
Mitsubishi Motors Corp.*	26,200	101,813
Mitsubishi Paper Mills Ltd.*	1,800	3,881
Mitsubishi Pencil Co. Ltd.	2,000	21,823
Mitsubishi Research Institute, Inc.	400	14,874
Mitsubishi Shokuhin Co. Ltd.	1,100	26,151
Mitsubishi Steel Manufacturing Co. Ltd.	700	5,296
Mitsubishi UFJ Financial Group, Inc.	464,400	3,145,776
Mitsuboshi Belting Ltd.	1,500	39,089
Mitsui & Co. Ltd.	55,700	1,635,264
Mitsui Chemicals, Inc.	5,331	120,845
Mitsui DM Sugar Holdings Co. Ltd.	1,000	15,285
Mitsui E&S Holdings Co. Ltd.*	3,400	9,948
Mitsui Fudosan Co. Ltd.	33,900	624,324
Mitsui High-Tec, Inc.	800	37,367
Mitsui Matsushima Holdings Co. Ltd. (x)	800	18,147
Mitsui Mining & Smelting Co. Ltd.	1,600	37,610
Mitsui OSK Lines Ltd. (x)	12,400	310,850
Mitsui-Soko Holdings Co. Ltd.	1,000	27,393
Mitsumura Printing Co. Ltd.	100	888
Mitsuuroko Group Holdings Co. Ltd.	1,900	16,475
Miura Co. Ltd.	3,000	69,491
Miyaji Engineering Group, Inc.	400	10,942
Miyakoshi Holdings, Inc.	300	1,657
Miyazaki Bank Ltd. (The)	800	15,105
Miyoshi Oil & Fat Co. Ltd.	400	2,880
Mizuho Financial Group, Inc.	92,837	1,312,904
Mizuho Leasing Co. Ltd.	1,700	43,199
Mizuno Corp.	1,200	25,721
Mochida Pharmaceutical Co. Ltd.	1,000	26,516
Modec, Inc.*	1,000	10,378
Monex Group, Inc. (x)	7,000	22,242
Money Forward, Inc.*	1,700	52,720
MonotaRO Co. Ltd.	11,900	168,381
Morinaga & Co. Ltd.	800	23,926
Morinaga Milk Industry Co. Ltd.	1,300	49,478
Morita Holdings Corp.	2,000	17,693
Morozoff Ltd.	400	10,713
Mortgage Service Japan Ltd.	4,900	32,968
Mory Industries, Inc.	400	8,382
MOS Food Services, Inc.	1,600	37,367
MrMax Holdings Ltd.	1,200	6,035
MS&AD Insurance Group Holdings, Inc.	16,200	521,402
Murata Manufacturing Co. Ltd.	21,995	1,104,107
Musashi Seimitsu Industry Co. Ltd.	2,400	28,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Musashino Bank Ltd. (The)	1,900	$29,968
Mutoh Holdings Co. Ltd.	100	1,178
Nabtesco Corp. (x)	3,800	97,432
NAC Co. Ltd.	400	2,850
Nachi-Fujikoshi Corp.	500	13,715
Nagaileben Co. Ltd.	1,200	18,251
Nagano Bank Ltd. (The)	400	4,084
Nagano Keiki Co. Ltd.	800	6,864
Nagase & Co. Ltd.	3,800	57,967
Nagatanien Holdings Co. Ltd.	500	7,703
Nagawa Co. Ltd.	400	22,859
Nagoya Railroad Co. Ltd.	6,800	112,902
Naigai Co. Ltd.*	300	594
Nakabayashi Co. Ltd.	1,000	3,657
Nakamuraya Co. Ltd.	300	7,041
Nakano Corp.	1,000	2,385
Nakayama Steel Works Ltd.	600	3,703
Nakayamafuku Co. Ltd.	700	1,707
Nakayo, Inc.	200	1,632
Namura Shipbuilding Co. Ltd.*	1,024	3,027
Nankai Electric Railway Co. Ltd.	3,200	69,515
Nanto Bank Ltd. (The)	1,100	21,482
Natori Co. Ltd.	600	9,400
NC Holdings Co. Ltd.	300	4,739
NEC Capital Solutions Ltd.	300	4,906
NEC Corp.	9,500	335,511
NEC Networks & System Integration Corp.	3,300	41,539
NET One Systems Co. Ltd.	3,000	78,406
Net Protections Holdings, Inc. (x)*	6,900	25,184
Neturen Co. Ltd.	1,700	8,523
Nexon Co. Ltd. (x)	18,300	413,019
Nextage Co. Ltd.	2,000	38,708
Nexyz Group Corp.	500	2,461
NGK Insulators Ltd.	7,400	94,614
NGK Spark Plug Co. Ltd.	6,100	113,364
NH Foods Ltd.	2,500	70,005
NHK Spring Co. Ltd.	5,700	36,743
Nice Corp.	500	5,204
Nichia Steel Works Ltd.	1,000	1,882
Nichias Corp.	3,000	53,993
Nichiban Co. Ltd.	500	7,082
Nichicon Corp.	3,900	36,432
Nichiden Corp.	1,000	13,113
Nichiha Corp.	1,200	24,285
Nichi-iko Pharmaceutical Co. Ltd. (x)*	2,100	1,328
Nichimo Co. Ltd.	100	2,209
Nichirei Corp.	3,500	76,726
Nichireki Co. Ltd.	1,000	9,593
Nidec Corp.	18,554	966,861
Nidec OKK Corp.*	400	2,801
Nifco, Inc.	2,300	54,328
Nihon Chouzai Co. Ltd.	600	5,559
Nihon Dempa Kogyo Co. Ltd.	900	10,650
Nihon Kohden Corp.	2,600	63,494
Nihon M&A Center Holdings, Inc.	13,200	163,843
Nihon Nohyaku Co. Ltd.	2,000	11,033
Nihon Parkerizing Co. Ltd.	3,100	22,156
Nihon Tokushu Toryo Co. Ltd.	1,000	6,522
Nihon Trim Co. Ltd.	200	4,121
Nihon Yamamura Glass Co. Ltd.*	500	2,107
Nikkato Corp.	400	1,436
Nikkiso Co. Ltd. (x)	4,000	28,924
Nikko Co. Ltd.	1,000	4,694
Nikkon Holdings Co. Ltd.	3,000	53,764
Nikon Corp.	11,000	98,568
Nintendo Co. Ltd.	45,900	1,934,767
Nippn Corp.	2,000	24,688
Nippon Air Conditioning Services Co. Ltd.	1,200	6,263
Nippon Beet Sugar Manufacturing Co. Ltd.	700	8,881
Nippon BS Broadcasting Corp.	4,600	31,720
Nippon Carbide Industries Co., Inc.	300	2,880
Nippon Carbon Co. Ltd. (x)	600	19,224
Nippon Ceramic Co. Ltd.	800	14,386
Nippon Chemical Industrial Co. Ltd.	400	5,315
Nippon Chemi-Con Corp.*	700	8,305
Nippon Chemiphar Co. Ltd.	100	1,263
Nippon Chutetsukan KK	100	701
Nippon Coke & Engineering Co. Ltd.	10,000	6,477
Nippon Concrete Industries Co. Ltd.	1,000	1,684
Nippon Denko Co. Ltd.	5,000	13,411
Nippon Densetsu Kogyo Co. Ltd.	2,000	23,910
Nippon Electric Glass Co. Ltd. (x)	3,200	57,153
Nippon Express Holdings, Inc. (x)	2,200	126,394
Nippon Felt Co. Ltd.	700	2,149
Nippon Filcon Co. Ltd.	900	3,120
Nippon Fine Chemical Co. Ltd.	1,000	17,411
Nippon Gas Co. Ltd.	3,300	52,351
Nippon Hume Corp.	1,000	4,915
Nippon Kanzai Co. Ltd.	2,500	47,966
Nippon Kayaku Co. Ltd.	5,000	43,432
Nippon Kinzoku Co. Ltd.*	300	2,014
Nippon Koei Co. Ltd.	800	20,055
Nippon Koshuha Steel Co. Ltd.*	500	1,185
Nippon Light Metal Holdings Co. Ltd.	3,980	45,883
Nippon Paint Holdings Co. Ltd. (x)	29,000	229,587
Nippon Paper Industries Co. Ltd.	2,800	20,802
Nippon Parking Development Co. Ltd.	13,000	30,707
Nippon Pillar Packing Co. Ltd.	1,000	20,832
Nippon Piston Ring Co. Ltd.	400	3,718
Nippon Road Co. Ltd. (The)	400	18,043
Nippon Sanso Holdings Corp.	6,600	96,355
Nippon Seisen Co. Ltd.	200	6,400
Nippon Sharyo Ltd.	400	5,940
Nippon Sheet Glass Co. Ltd.*	3,800	16,417
Nippon Shinyaku Co. Ltd.	1,700	96,891
Nippon Shokubai Co. Ltd.	1,000	40,232
Nippon Signal Co. Ltd.	2,800	22,188
Nippon Soda Co. Ltd.	1,400	46,084
Nippon Steel Corp.	32,615	569,594
Nippon Steel Trading Corp.	740	52,100
Nippon Telegraph & Telephone Corp.	88,840	2,546,602
Nippon Television Holdings, Inc.	3,100	24,613
Nippon Thompson Co. Ltd.	4,000	15,727
Nippon Yakin Kogyo Co. Ltd.	650	20,653
Nippon Yusen KK (x)	19,100	452,614
Nipro Corp.	4,800	37,818
Nishimatsu Construction Co. Ltd.	2,200	65,628
Nishimatsuya Chain Co. Ltd.	700	8,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nishi-Nippon Financial Holdings, Inc.	4,000	$29,351
Nishi-Nippon Railroad Co. Ltd.	1,100	20,711
Nissan Chemical Corp.	3,800	167,358
Nissan Motor Co. Ltd.	94,820	302,074
Nissan Shatai Co. Ltd.	900	5,658
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,233
Nissei Plastic Industrial Co. Ltd.	1,000	7,048
Nissha Co. Ltd. (x)	2,200	30,677
Nisshin Group Holdings Co. Ltd.	11,000	36,041
Nisshin Oillio Group Ltd. (The)	1,200	30,037
Nisshin Seifun Group, Inc.	5,605	70,596
Nisshinbo Holdings, Inc.	4,368	32,417
Nissin Corp.	800	12,813
Nissin Electric Co. Ltd.	2,000	19,186
Nissin Foods Holdings Co. Ltd.	2,600	206,431
Nissui Corp.	9,200	38,485
Nitori Holdings Co. Ltd.	3,000	389,744
Nitta Corp.	1,100	23,452
Nittetsu Mining Co. Ltd.	600	14,584
Nitto Boseki Co. Ltd.	1,000	14,531
Nitto Denko Corp.	4,720	275,130
Nitto Fuji Flour Milling Co. Ltd.	200	6,743
Nitto Kogyo Corp.	1,800	32,313
Nitto Kohki Co. Ltd.	700	7,969
Nitto Seiko Co. Ltd.	1,000	3,756
Nitto Seimo Co. Ltd.	100	1,071
Nittoc Construction Co. Ltd.	750	5,292
NOF Corp.	2,900	116,672
Nohmi Bosai Ltd.	1,000	12,085
NOK Corp.	5,000	44,727
Nomura Co. Ltd.	4,000	29,290
Nomura Holdings, Inc.	122,600	456,434
Nomura Real Estate Holdings, Inc.	4,100	88,411
Nomura Research Institute Ltd.	14,309	339,626
Noritake Co. Ltd.	600	18,379
Noritsu Koki Co. Ltd. (x)	1,100	19,957
Noritz Corp.	2,300	25,306
North Pacific Bank Ltd.	2,400	4,663
NS Solutions Corp.	1,000	24,383
NS United Kaiun Kaisha Ltd.	400	11,810
NSD Co. Ltd.	2,260	39,331
NSK Ltd.	14,500	77,450
NSW, Inc.	400	6,190
NTN Corp.	13,000	26,151
NTT Data Corp.	20,300	298,839
Obara Group, Inc. (x)	800	21,945
Obayashi Corp.	19,300	146,765
OBIC Business Consultants Co. Ltd.	1,200	39,272
Obic Co. Ltd.	2,100	310,584
Odakyu Electric Railway Co. Ltd.	10,499	136,877
Oenon Holdings, Inc.	3,000	5,875
Ogaki Kyoritsu Bank Ltd. (The)	1,600	22,908
Ohara, Inc.	400	3,228
Ohashi Technica, Inc.	600	6,414
OIE Sangyo Co. Ltd.	300	2,094
Oiles Corp.	1,560	17,378
Oisix ra daichi, Inc. (x)*	2,200	37,449
Oita Bank Ltd. (The)	700	10,891
Oizumi Corp.	400	1,533
Oji Holdings Corp.	27,800	112,479
Okabe Co. Ltd.	2,700	14,298
Okamoto Industries, Inc.	800	22,585
Okamura Corp.	4,000	43,371
Okasan Securities Group, Inc.	6,000	17,510
Okaya Electric Industries Co. Ltd.*	600	1,111
Oki Electric Industry Co. Ltd.	3,600	19,503
Okinawa Electric Power Co., Inc. (The)	2,273	17,510
Okinawa Financial Group, Inc.	1,080	19,182
OKUMA Corp.	1,000	35,812
Okumura Corp.	1,300	29,568
Okura Industrial Co. Ltd.	600	8,366
Okuwa Co. Ltd.	1,000	6,759
Olympic Group Corp.	800	3,164
Olympus Corp.	43,600	781,372
Omron Corp.	6,300	307,463
Ono Pharmaceutical Co. Ltd.	16,000	375,861
ONO Sokki Co. Ltd.	500	1,478
Onoken Co. Ltd.	1,000	11,087
Onward Holdings Co. Ltd.	1,000	2,362
Open House Group Co. Ltd.	2,800	102,834
Open Up Group, Inc. (x)	3,000	38,883
Optex Group Co. Ltd. (x)	1,600	21,896
Optorun Co. Ltd.	1,000	17,083
Oracle Corp.	1,300	84,395
Organo Corp.	1,600	35,611
Orient Corp.	1,650	14,584
Oriental Land Co. Ltd.	8,200	1,197,135
Oriental Shiraishi Corp.	450	974
Origin Co. Ltd.	200	1,855
ORIX Corp.	48,200	778,053
Osaka Gas Co. Ltd.	15,200	246,693
Osaka Soda Co. Ltd.	1,000	29,183
Osaka Steel Co. Ltd.	800	7,089
OSAKA Titanium Technologies Co. Ltd.	1,100	32,521
Osaki Electric Co. Ltd.	1,000	4,000
OSG Corp.	2,200	30,459
Otsuka Corp.	4,200	132,970
Otsuka Holdings Co. Ltd. (x)	15,500	508,439
Outsourcing, Inc.	3,000	21,670
Oyo Corp.	1,200	20,866
Pacific Industrial Co. Ltd.	2,000	15,346
Pacific Metals Co. Ltd.	899	12,947
Pack Corp. (The)	900	16,534
PAL GROUP Holdings Co. Ltd.	1,400	26,765
PALTAC Corp.	1,050	37,083
Pan Pacific International Holdings Corp.	16,700	312,139
Panasonic Holdings Corp.	82,885	701,339
Paris Miki Holdings, Inc.	1,500	3,040
Park24 Co. Ltd.*	4,000	69,339
Pasco Corp.	200	2,071
Pasona Group, Inc. (x)	1,000	14,180
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	7,086
Penta-Ocean Construction Co. Ltd.	10,300	48,502
PeptiDream, Inc. (x)*	5,700	90,208
Persol Holdings Co. Ltd.	7,800	168,077
Pharma Foods International Co. Ltd. (x)	2,800	28,205
PIA Corp.*	300	7,212
Pigeon Corp.	4,300	71,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pilot Corp. (x)	1,100	$40,274
Piolax, Inc.	1,500	19,453
Plenus Co. Ltd.	1,600	32,112
Pola Orbis Holdings, Inc. (x)	3,000	42,518
Poplar Co. Ltd.*	300	320
Press Kogyo Co. Ltd.	5,000	16,077
Prima Meat Packers Ltd.	1,400	23,458
Procrea Holdings, Inc.	1,176	19,758
Pronexus, Inc.	1,300	9,509
PS Mitsubishi Construction Co. Ltd.	800	3,731
Raito Kogyo Co. Ltd.	800	11,539
Raiznext Corp.	2,600	26,071
Raksul, Inc. (x)*	1,100	27,827
Rakus Co. Ltd.	4,600	55,520
Rakuten Group, Inc. (x)*	36,000	163,487
Rasa Corp.	500	4,362
Rasa Industries Ltd.	400	5,654
Recruit Holdings Co. Ltd.	55,500	1,766,409
Relia, Inc.	1,600	12,240
Relo Group, Inc.	3,600	58,263
Renaissance, Inc.	500	3,349
Renesas Electronics Corp.*	41,600	375,142
Rengo Co. Ltd.	300	2,076
RENOVA, Inc.*	2,800	50,329
Resol Holdings Co. Ltd.	100	3,501
Resona Holdings, Inc.	84,900	467,843
Resonac Holdings Corp. (x)	6,100	93,889
Resorttrust, Inc.	3,800	68,014
Restar Holdings Corp.	700	10,977
Rheon Automatic Machinery Co. Ltd.	1,000	8,176
Rhythm Co. Ltd.	600	7,740
Ricoh Co. Ltd.	16,400	125,837
Ricoh Leasing Co. Ltd.	800	23,194
Right On Co. Ltd.*	900	4,142
Riken Corp.	400	6,842
Riken Keiki Co. Ltd.	1,000	33,526
Riken Technos Corp.	2,000	7,330
Ringer Hut Co. Ltd.	900	15,087
Rinnai Corp.	1,700	127,332
Riso Kagaku Corp.	1,800	28,651
Riso Kyoiku Co. Ltd.	3,900	10,876
Rock Field Co. Ltd.	1,200	13,788
Rohm Co. Ltd.	3,500	254,153
Rohto Pharmaceutical Co. Ltd.	6,600	116,672
Roland DG Corp.	500	10,633
Rorze Corp.	400	21,670
Round One Corp.	9,900	36,208
Royal Holdings Co. Ltd. (x)*	1,800	31,820
RS Technologies Co. Ltd.	1,400	37,816
Ryobi Ltd.	1,400	12,236
Ryoden Corp.	500	6,454
Ryohin Keikaku Co. Ltd.	9,100	108,584
Ryosan Co. Ltd.	700	15,158
Ryoyo Electro Corp.	1,600	28,552
S Foods, Inc.	500	11,311
Sagami Holdings Corp.	1,000	9,212
Saibu Gas Holdings Co. Ltd.	1,300	16,929
Saizeriya Co. Ltd.	1,600	36,452
Sakai Chemical Industry Co. Ltd.	800	10,863
Sakai Heavy Industries Ltd.	200	5,258
Sakai Moving Service Co. Ltd.	400	13,182
Sakata INX Corp.	2,000	16,001
Sakata Seed Corp.	1,100	36,669
Sala Corp.	1,000	5,570
SAMTY Co. Ltd.	3,200	52,130
San Holdings, Inc.	400	5,230
San ju San Financial Group, Inc.	990	11,994
San-A Co. Ltd.	800	26,242
San-Ai Obbli Co. Ltd.	2,000	19,049
Sanden Corp.*	1,400	2,080
Sangetsu Corp.	1,800	29,461
San-In Godo Bank Ltd. (The)	7,000	41,443
Sanix, Inc.*	1,800	2,880
Sanken Electric Co. Ltd.	300	14,950
Sanki Engineering Co. Ltd.	3,000	35,408
Sanko Metal Industrial Co. Ltd.	100	2,335
Sankyo Co. Ltd.	700	28,696
Sankyo Seiko Co. Ltd.	2,000	7,254
Sankyo Tateyama, Inc.	1,700	6,839
Sankyu, Inc.	1,700	62,565
Sanoh Industrial Co. Ltd.	1,400	6,528
Sanrio Co. Ltd.	2,000	72,844
Sanritsu Corp.	300	1,634
Sansan, Inc.*	3,600	35,002
Sanshin Electronics Co. Ltd.	1,500	27,408
Santen Pharmaceutical Co. Ltd.	13,400	109,659
Sanwa Holdings Corp.	8,800	81,871
Sanyo Chemical Industries Ltd.	600	18,493
Sanyo Industries Ltd.	100	1,317
Sanyo Shokai Ltd.*	600	6,382
Sanyo Special Steel Co. Ltd.	1,200	19,759
Sapporo Holdings Ltd. (x)	2,500	62,481
Sata Construction Co. Ltd.	800	2,585
Sato Holdings Corp.	1,200	17,354
Sato Shoji Corp.	1,000	9,265
Satori Electric Co. Ltd.	900	8,771
Sawai Group Holdings Co. Ltd.	1,800	56,576
Saxa Holdings, Inc.	300	2,702
SB Technology Corp.	400	5,712
SBI Holdings, Inc.	10,660	204,444
SCREEN Holdings Co. Ltd.	1,300	83,801
Scroll Corp.	1,700	9,236
SCSK Corp.	4,596	70,075
Secom Co. Ltd.	7,100	408,071
Sega Sammy Holdings, Inc.	6,700	101,950
Seibu Holdings, Inc.	8,500	93,394
Seika Corp.	800	9,515
Seikagaku Corp.	2,400	16,440
Seikitokyu Kogyo Co. Ltd.	600	3,612
Seiko Epson Corp.	8,400	123,273
Seiko Group Corp.	1,200	28,391
Seino Holdings Co. Ltd.	1,300	11,609
Seiren Co. Ltd. (x)	3,200	59,275
Sekisui Chemical Co. Ltd.	15,400	216,496
Sekisui House Ltd.	23,400	416,061
Sekisui Jushi Corp.	1,000	14,249
Sekisui Kasei Co. Ltd.	1,000	2,956
Senko Group Holdings Co. Ltd. (x)	4,000	29,412
Senshu Ikeda Holdings, Inc.	6,880	13,263
Senshukai Co. Ltd. (x)*	2,200	6,471
Seven & i Holdings Co. Ltd.	27,436	1,183,235
Seven Bank Ltd.	30,400	60,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SG Holdings Co. Ltd.	13,400	$186,849
Sharp Corp. (x)	8,100	58,324
Shibaura Machine Co. Ltd.	1,400	27,949
Shibaura Mechatronics Corp.	200	15,224
Shibusawa Warehouse Co. Ltd. (The)	600	9,505
Shibuya Corp.	700	12,262
SHIFT, Inc.*	500	88,921
Shiga Bank Ltd. (The)	200	4,031
Shikibo Ltd.	700	5,168
Shikoku Bank Ltd. (The)	1,600	11,948
Shikoku Electric Power Co., Inc.	2,700	15,738
Shikoku Kasei Holdings Corp.	1,000	9,928
Shima Seiki Manufacturing Ltd.	900	12,721
Shimadzu Corp.	10,400	296,769
Shimamura Co. Ltd.	800	79,854
Shimano, Inc.	2,800	446,327
Shimizu Bank Ltd. (The)	400	4,724
Shimizu Corp.	19,700	105,675
Shimojima Co. Ltd.	800	5,687
Shin Nippon Air Technologies Co. Ltd.	900	12,858
Shin Nippon Biomedical Laboratories Ltd.	700	12,054
Shinagawa Refractories Co. Ltd.	300	8,869
Shindengen Electric Manufacturing Co. Ltd.	400	9,128
Shin-Etsu Chemical Co. Ltd.	12,400	1,532,993
Shin-Etsu Polymer Co. Ltd.	2,500	21,564
Shingakukai Holdings Co. Ltd.	600	1,376
Shinko Electric Industries Co. Ltd.	3,100	80,075
Shinko Shoji Co. Ltd.	2,200	19,881
Shinmaywa Industries Ltd.	1,800	14,456
Shinnihon Corp.	1,600	9,083
Shinsei Bank Ltd.	4,900	80,198
Shinsho Corp.	300	11,749
Shinwa Co. Ltd.	600	9,185
Shinyei Kaisha*	100	597
Shionogi & Co. Ltd.	9,100	456,664
Ship Healthcare Holdings, Inc.	3,000	61,445
Shiseido Co. Ltd. (x)	14,400	710,015
Shizuoka Financial Group, Inc.	13,900	111,738
Shizuoka Gas Co. Ltd.	3,000	25,213
SHO-BOND Holdings Co. Ltd.	1,800	77,080
Shobunsha Holdings, Inc.*	700	1,499
Shochiku Co. Ltd. (x)*	400	35,599
Shoei Co. Ltd.	800	31,271
Showa Sangyo Co. Ltd.	1,000	19,163
Shuei Yobiko Co. Ltd.	200	663
Siix Corp.	1,400	13,622
Simplex Holdings, Inc.	1,900	30,315
Sinanen Holdings Co. Ltd.	400	11,841
Sinfonia Technology Co. Ltd.	1,400	15,724
Sintokogio Ltd.	2,600	12,976
SK Japan Co. Ltd.	200	954
SKY Perfect JSAT Holdings, Inc.	9,000	33,260
Skylark Holdings Co. Ltd. (x)*	12,200	141,949
SMC Corp.	2,300	974,048
SMK Corp.	300	5,283
SMS Co. Ltd.	2,800	71,579
Snow Peak, Inc. (x)	1,700	30,453
SNT Corp.	2,400	4,023
Socionext, Inc.*	700	30,936
Soda Nikka Co. Ltd.	1,000	5,448
SoftBank Corp.	118,500	1,343,554
SoftBank Group Corp.	46,612	2,004,557
Sohgo Security Services Co. Ltd.	2,900	79,438
Sojitz Corp.	7,200	137,866
Sompo Holdings, Inc.	13,050	582,696
Sony Group Corp.	51,400	3,930,197
Soshin Electric Co. Ltd.	600	1,682
Sotetsu Holdings, Inc.	3,000	50,838
SPK Corp.	400	4,191
S-Pool, Inc.	3,800	25,017
Square Enix Holdings Co. Ltd.	3,500	163,479
SRA Holdings	600	13,852
ST Corp.	600	6,922
St Marc Holdings Co. Ltd.	800	10,302
Stanley Electric Co. Ltd.	5,400	104,058
Star Micronics Co. Ltd.	2,300	28,373
Starzen Co. Ltd.	800	12,649
Stella Chemifa Corp.	500	9,425
Strike Co. Ltd.	700	23,948
Studio Alice Co. Ltd.	500	7,841
Subaru Corp.	21,500	332,149
Sugi Holdings Co. Ltd.	1,700	76,036
Sugimoto & Co. Ltd.	600	8,988
SUMCO Corp. (x)	12,700	170,024
Sumida Corp.	700	7,329
Suminoe Textile Co. Ltd.	300	4,204
Sumiseki Holdings, Inc. (x)	3,800	11,379
Sumitomo Bakelite Co. Ltd.	1,200	35,797
Sumitomo Chemical Co. Ltd.	44,000	158,915
Sumitomo Corp.	45,780	766,023
Sumitomo Densetsu Co. Ltd.	900	16,630
Sumitomo Electric Industries Ltd.	27,300	312,960
Sumitomo Forestry Co. Ltd. (x)	4,800	85,328
Sumitomo Heavy Industries Ltd.	4,000	80,585
Sumitomo Metal Mining Co. Ltd.	8,700	309,644
Sumitomo Mitsui Construction Co. Ltd.	7,200	22,877
Sumitomo Mitsui Financial Group, Inc.	51,550	2,080,226
Sumitomo Mitsui Trust Holdings, Inc.	13,141	459,394
Sumitomo Osaka Cement Co. Ltd.	200	4,960
Sumitomo Pharma Co. Ltd.	4,700	35,776
Sumitomo Precision Products Co. Ltd.	200	5,539
Sumitomo Realty & Development Co. Ltd.	15,900	378,116
Sumitomo Riko Co. Ltd.	2,000	9,235
Sumitomo Rubber Industries Ltd. (x)	7,284	63,938
Sumitomo Seika Chemicals Co. Ltd.	400	12,420
Sumitomo Warehouse Co. Ltd. (The)	4,500	67,102
Sun Frontier Fudousan Co. Ltd.	1,000	8,389
Sundrug Co. Ltd.	2,300	68,611
Suntory Beverage & Food Ltd. (x)	4,700	161,155
Sun-Wa Technos Corp.	600	7,301
Suruga Bank Ltd.	5,500	17,727
Suzuden Corp.	300	5,203
Suzuken Co. Ltd.	3,190	86,775
Suzuki Motor Corp.	16,800	546,730
SWCC Showa Holdings Co. Ltd.	1,500	20,470
Sysmex Corp.	6,000	365,651
Systena Corp.	16,000	50,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
T Hasegawa Co. Ltd.	1,600	$35,550
T RAD Co. Ltd.	400	7,888
T&D Holdings, Inc.	19,200	278,257
Tac Co. Ltd.	700	1,083
Tachibana Eletech Co. Ltd.	840	11,297
Tachi-S Co. Ltd.	1,600	13,435
Tadano Ltd. (x)	5,000	34,936
Taihei Dengyo Kaisha Ltd.	500	12,439
Taiheiyo Cement Corp.	4,478	70,186
Taiheiyo Kouhatsu, Inc.	400	2,405
Taiho Kogyo Co. Ltd.	800	3,737
Taikisha Ltd.	1,000	25,411
Taiko Pharmaceutical Co. Ltd.*	1,200	3,603
Taisei Corp.	6,800	220,207
Taisei Lamick Co. Ltd.	300	6,780
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	61,871
Taiyo Holdings Co. Ltd.	1,800	30,681
Taiyo Yuden Co. Ltd.	3,800	110,896
Takachiho Koheki Co. Ltd. (x)	500	8,359
Takadakiko Co. Ltd.	100	1,844
Takamatsu Construction Group Co. Ltd.	1,000	14,592
Takano Co. Ltd.	400	2,051
Takaoka Toko Co. Ltd.	400	5,453
Taka-Q Co. Ltd.*	500	278
Takara & Co. Ltd.	700	10,913
Takara Bio, Inc.	3,100	40,699
Takara Holdings, Inc.	6,000	47,775
Takara Standard Co. Ltd.	2,500	26,345
Takasago International Corp.	800	15,514
Takasago Thermal Engineering Co. Ltd.	1,900	25,813
Takashima & Co. Ltd.	200	4,483
Takashimaya Co. Ltd.	5,300	74,428
Take And Give Needs Co. Ltd.*	600	6,556
Takeda Pharmaceutical Co. Ltd.	64,200	2,011,019
Takihyo Co. Ltd.	200	1,291
Takuma Co. Ltd.	4,000	37,641
Tamron Co. Ltd.	1,200	27,211
Tamura Corp. (x)	3,000	16,298
Tanaka Co. Ltd.	300	1,264
Tanseisha Co. Ltd.	1,950	10,624
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	10,820
Taya Co. Ltd.*	200	812
Tayca Corp.	1,000	8,938
TBK Co. Ltd.	1,000	1,798
TBS Holdings, Inc.	3,700	43,191
TDC Soft, Inc.	800	8,936
TDK Corp.	11,100	366,645
Teac Corp.*	600	535
TechMatrix Corp.	2,400	33,630
TechnoPro Holdings, Inc.	4,500	120,866
Teijin Ltd.	5,200	51,033
Teikoku Electric Manufacturing Co. Ltd.	800	14,002
Teikoku Sen-I Co. Ltd. (x)	1,000	11,506
Teikoku Tsushin Kogyo Co. Ltd.	400	4,255
Tekken Corp.	800	10,771
Ten Allied Co. Ltd.*	800	1,524
Tenma Corp.	1,100	17,241
TerraSky Co. Ltd.*	1,100	20,510
Terumo Corp.	23,000	656,492
T-Gaia Corp.	600	7,452
THK Co. Ltd. (x)	4,000	76,653
Tigers Polymer Corp.	600	1,838
TIS, Inc.	8,100	214,782
Titan Kogyo Ltd.	100	1,122
TKC Corp.	1,800	49,444
Toa Corp./Hyogo	1,000	5,867
Toa Corp./Tokyo	1,100	19,890
TOA ROAD Corp.	200	8,839
Toabo Corp.	400	1,073
Toagosei Co. Ltd. (x)	3,900	33,045
Tobishima Corp.	800	6,144
Tobu Railway Co. Ltd.	6,800	159,585
TOC Co. Ltd.	4,700	24,281
Tocalo Co. Ltd.	2,400	21,085
Tochigi Bank Ltd. (The)	6,000	14,264
Toda Corp.	8,800	47,607
Toda Kogyo Corp.*	100	1,913
Toei Co. Ltd. (x)	200	26,897
Toenec Corp.	200	5,334
Toho Bank Ltd. (The)	10,000	17,068
Toho Co. Ltd.	4,100	158,702
Toho Co. Ltd./Kobe	400	5,230
Toho Gas Co. Ltd.	3,700	70,961
Toho Holdings Co. Ltd.	1,900	31,821
Toho Titanium Co. Ltd.	2,100	44,643
Toho Zinc Co. Ltd.	700	10,907
Tohoku Bank Ltd. (The)	600	4,654
Tohoku Electric Power Co., Inc.	18,600	97,932
Tohto Suisan Co. Ltd.	200	7,985
Tokai Carbon Co. Ltd. (x)	6,400	52,325
TOKAI Holdings Corp.	6,900	45,162
Tokai Rika Co. Ltd.	2,900	31,223
Tokai Senko KK	100	854
Tokai Tokyo Financial Holdings, Inc.	9,600	25,821
Token Corp.	520	29,400
Tokio Marine Holdings, Inc.	70,800	1,525,350
Tokushu Tokai Paper Co. Ltd.	800	17,172
Tokuyama Corp.	2,200	30,107
Tokyo Century Corp.	1,400	47,790
Tokyo Electric Power Co. Holdings, Inc.*	62,800	227,772
Tokyo Electron Ltd.	5,100	1,510,881
Tokyo Energy & Systems, Inc.	1,000	7,109
Tokyo Gas Co. Ltd.	15,200	299,390
Tokyo Individualized Educational Institute, Inc.	900	3,621
Tokyo Keiki, Inc.	800	8,174
Tokyo Kikai Seisakusho Ltd. (x)*	300	1,241
Tokyo Kiraboshi Financial Group, Inc.	1,451	28,856
Tokyo Ohka Kogyo Co. Ltd. (x)	1,300	59,334
Tokyo Rakutenchi Co. Ltd.	200	6,202
Tokyo Rope Manufacturing Co. Ltd.	800	5,194
Tokyo Sangyo Co. Ltd.	1,000	5,730
Tokyo Seimitsu Co. Ltd.	800	26,029
Tokyo Steel Manufacturing Co. Ltd.	3,800	34,601
Tokyo Tatemono Co. Ltd. (x)	7,591	92,487
Tokyo Tekko Co. Ltd.	400	4,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Tokyo Theatres Co., Inc.	3,700	$31,660
Tokyotokeiba Co. Ltd.	800	23,072
Tokyu Construction Co. Ltd.	4,940	23,940
Tokyu Corp.	18,000	228,086
Tokyu Fudosan Holdings Corp.	20,000	95,703
Toli Corp.	3,000	5,212
Tomato Bank Ltd.	400	3,170
Tomen Devices Corp.	100	4,214
Tomoe Corp.	1,800	5,555
Tomoe Engineering Co. Ltd.	400	7,175
Tomoegawa Co. Ltd.	400	2,027
Tomoku Co. Ltd.	800	10,296
TOMONY Holdings, Inc.	9,400	26,501
Tomy Co. Ltd.	3,700	35,635
Tonami Holdings Co. Ltd.	200	5,593
Top Culture Co. Ltd.*	400	579
Topcon Corp.	2,800	32,664
Toppan, Inc.	9,200	136,977
Topre Corp.	2,500	21,602
Topy Industries Ltd.	1,000	12,359
Toray Industries, Inc.	49,800	279,508
Toridoll Holdings Corp.	2,200	45,277
Torigoe Co. Ltd. (The) (x)	1,200	5,431
Torii Pharmaceutical Co. Ltd.	800	17,763
Torishima Pump Manufacturing Co. Ltd.	1,500	16,378
Tose Co. Ltd.	300	1,687
Toshiba Corp.	13,700	480,502
Toshiba TEC Corp.	600	16,481
Tosoh Corp.	10,700	128,002
Totetsu Kogyo Co. Ltd.	1,000	20,032
TOTO Ltd.	5,400	185,157
Totoku Electric Co. Ltd.	100	4,297
Tottori Bank Ltd. (The)	300	2,620
Toukei Computer Co. Ltd.	200	7,863
Tow Co. Ltd.	1,200	2,652
Towa Bank Ltd. (The)	1,300	5,567
Towa Corp.	1,200	15,453
Towa Pharmaceutical Co. Ltd.	1,800	29,227
Toyo Construction Co. Ltd.	3,600	23,563
Toyo Corp.	1,600	16,763
Toyo Denki Seizo KK	400	2,572
Toyo Engineering Corp.*	1,600	6,852
Toyo Ink SC Holdings Co. Ltd.	200	2,743
Toyo Kanetsu KK	600	11,667
Toyo Logistics Co. Ltd.	1,000	1,920
Toyo Machinery & Metal Co. Ltd.	1,000	4,183
Toyo Securities Co. Ltd.	4,000	8,900
Toyo Seikan Group Holdings Ltd.	4,800	59,323
Toyo Shutter Co. Ltd.	200	799
Toyo Sugar Refining Co. Ltd.	200	1,333
Toyo Suisan Kaisha Ltd.	3,500	136,010
Toyo Tanso Co. Ltd.	700	20,055
Toyo Tire Corp. (x)	5,000	57,033
Toyo Wharf & Warehouse Co. Ltd.	300	2,880
Toyobo Co. Ltd.	1,700	12,940
Toyoda Gosei Co. Ltd.	2,400	37,543
Toyota Boshoku Corp.	1,800	24,221
Toyota Industries Corp.	5,700	314,447
Toyota Motor Corp.	394,040	5,441,919
Toyota Tsusho Corp.	7,800	290,331
TPR Co. Ltd.	1,500	13,944
Transcosmos, Inc.	1,600	39,683
TRE Holdings Corp.	2,900	31,400
Trend Micro, Inc. (x)*	4,100	191,817
Trusco Nakayama Corp.	1,400	21,708
TS Tech Co. Ltd.	4,600	53,101
TSI Holdings Co. Ltd.	4,825	16,324
Tsubakimoto Chain Co.	1,200	27,266
Tsubakimoto Kogyo Co. Ltd.	200	5,875
Tsudakoma Corp.*	300	1,365
Tsugami Corp.	3,000	26,585
Tsukamoto Corp. Co. Ltd.	200	2,095
Tsukishima Kikai Co. Ltd.	2,000	14,630
Tsukuba Bank Ltd.	5,400	9,752
Tsumura & Co.	2,700	59,621
Tsuruha Holdings, Inc.	2,000	155,440
Tsutsumi Jewelry Co. Ltd.	500	7,231
TV Asahi Holdings Corp.	400	4,084
Tv Tokyo Holdings Corp.	500	6,995
TYK Corp.	1,000	2,012
UACJ Corp.	1,226	20,720
UBE Corp.	900	13,290
Uchida Yoko Co. Ltd.	400	14,264
Ueki Corp.	200	1,978
Ulvac, Inc.	1,200	50,838
Unicafe, Inc. (x)*	300	2,101
Unicharm Corp.	15,000	579,244
Unipres Corp.	1,600	9,241
United Arrows Ltd.	1,100	15,523
United Super Markets Holdings, Inc.	3,520	30,174
Unitika Ltd.*	2,900	5,436
Ushio, Inc.	3,900	48,349
USS Co. Ltd.	7,300	116,531
UT Group Co. Ltd. (x)	1,600	27,553
Valor Holdings Co. Ltd.	2,400	33,319
Valqua Ltd.	1,000	20,078
Vision, Inc. (x)*	2,900	31,002
Vital KSK Holdings, Inc.	2,300	14,896
Wacoal Holdings Corp.	500	9,037
Wacom Co. Ltd.	8,000	35,599
Wakachiku Construction Co. Ltd.	700	15,132
Wakamoto Pharmaceutical Co. Ltd.*	1,000	1,692
Warabeya Nichiyo Holdings Co. Ltd.	700	9,835
WATAMI Co. Ltd.*	1,400	10,475
Weathernews, Inc.	300	16,344
Welcia Holdings Co. Ltd.	4,500	105,437
West Japan Railway Co.	8,500	371,049
Wood One Co. Ltd.	400	2,767
W-Scope Corp. (x)*	3,400	34,378
Xebio Holdings Co. Ltd.	1,400	9,771
YAC Holdings Co. Ltd.	500	6,103
Yahagi Construction Co. Ltd.	1,700	9,767
Yaizu Suisankagaku Industry Co. Ltd.	600	3,881
Yakult Honsha Co. Ltd.	5,000	326,120
YAMABIKO Corp.	2,000	16,748
Yamada Holdings Co. Ltd.	22,372	79,608
Yamagata Bank Ltd. (The)	1,400	13,185
Yamaguchi Financial Group, Inc.	4,000	26,242
Yamaha Corp.	4,200	157,452
Yamaha Motor Co. Ltd. (x)	10,700	245,405
Yamaichi Electronics Co. Ltd.	1,200	15,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
YA-MAN Ltd.	3,200	$35,087
Yamanashi Chuo Bank Ltd. (The)	1,400	11,841
Yamashita Health Care Holdings, Inc.	100	1,196
Yamatane Corp.	600	7,575
Yamato Corp.	1,000	5,341
Yamato Holdings Co. Ltd.	9,900	157,431
Yamato International, Inc.	700	1,291
Yamato Kogyo Co. Ltd.	1,200	41,192
Yamaura Corp.	500	3,814
Yamaya Corp.	110	2,095
Yamazaki Baking Co. Ltd. (x)	2,900	34,781
Yamazawa Co. Ltd.	300	2,937
Yamazen Corp.	4,700	35,920
Yaoko Co. Ltd.	1,100	56,827
Yaskawa Electric Corp.	7,600	244,666
Yasuda Logistics Corp.	1,000	7,048
Yellow Hat Ltd.	2,200	30,073
Yodogawa Steel Works Ltd.	1,800	34,837
Yokogawa Bridge Holdings Corp.	2,000	28,604
Yokogawa Electric Corp.	6,400	102,652
Yokohama Rubber Co. Ltd. (The) (x)	2,800	43,907
Yokorei Co. Ltd.	2,600	21,218
Yokowo Co. Ltd.	1,000	16,466
Yomeishu Seizo Co. Ltd.	500	6,881
Yondenko Corp.	400	5,285
Yondoshi Holdings, Inc.	900	11,980
Yorozu Corp.	700	3,702
Yoshinoya Holdings Co. Ltd.	3,000	52,347
Yuasa Trading Co. Ltd.	1,200	33,100
Yuken Kogyo Co. Ltd.	200	2,740
Yurtec Corp.	2,000	11,201
Yushin Precision Equipment Co. Ltd.	1,200	6,090
Yushiro Chemical Industry Co. Ltd.	600	3,584
YU-WA Creation Holdings Co. Ltd.	700	1,072
Z Holdings Corp.	105,400	266,632
Zappallas, Inc.	1,000	2,827
Zenkoku Hosho Co. Ltd.	2,400	92,350
Zenrin Co. Ltd.	2,550	16,069
Zensho Holdings Co. Ltd.	3,200	80,707
Zeon Corp.	7,000	71,259
Zeria Pharmaceutical Co. Ltd.	1,100	18,968
Zojirushi Corp. (x)	1,800	22,507
ZOZO, Inc.	4,800	119,232
Zuken, Inc.	800	18,561

		156,421,414

Mexico (0.1%)
Fresnillo plc	9,528	103,877
Grupo Televisa SAB (ADR)	171,800	783,408

		887,285

Netherlands (5.0%)
Adyen NV (m)*	2,250	3,103,127
Akzo Nobel NV	27,900	1,868,389
ASML Holding NV	31,483	16,978,553
EXOR NV*	82,900	6,060,963
ING Groep NV	291,769	3,556,747
Koninklijke Ahold Delhaize NV	80,433	2,310,911
Koninklijke Philips NV	135,630	2,033,173
Shell plc	463,975	13,047,059

		48,958,922

New Zealand (0.1%)
a2 Milk Co. Ltd. (The) (x)*	31,169	146,003
Chorus Ltd.	8,126	42,158
Fisher & Paykel Healthcare Corp. Ltd. (x)	7,356	106,577
Fletcher Building Ltd.	17,976	54,464
Xero Ltd.*	6,287	300,791

		649,993

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	69,687

South Africa (0.3%)
Anglo American plc	77,306	3,024,803

South Korea (1.0%)
NAVER Corp.	38,405	5,469,435
Samsung Electronics Co. Ltd. (Preference) (q)	101,600	4,095,291

		9,564,726

Spain (1.9%)
Amadeus IT Group SA*	76,593	3,980,565
Banco Bilbao Vizcaya Argentaria SA	470,504	2,837,570
Banco Santander SA	1,298,633	3,895,816
Iberdrola SA	472,315	5,526,094
Industria de Diseno Textil SA	88,429	2,352,272

		18,592,317

Sweden (0.9%)
Sandvik AB	60,200	1,086,904
SKF AB, Class B	282,500	4,308,627
Volvo AB, Class B	212,100	3,831,067

		9,226,598

Switzerland (1.1%)
Cie Financiere Richemont SA (Registered)	12,600	1,633,851
Credit Suisse Group AG (Registered)	541,980	1,620,108
Novartis AG (Registered)	34,000	3,073,660
Schindler Holding AG	9,800	1,843,097
Swatch Group AG (The)	8,516	2,422,223

		10,592,939

United Kingdom (16.2%)
3i Group plc	63,724	1,033,480
abrdn plc	31,344	71,713
Admiral Group plc	16,922	437,184
Ashtead Group plc	82,454	4,705,026
Associated British Foods plc	25,090	478,041
AstraZeneca plc	94,974	12,880,375
Auto Trader Group plc (m)	66,493	414,474
AVEVA Group plc	8,401	326,325
Aviva plc	173,399	928,245
B&M European Value Retail SA	56,004	278,475
BAE Systems plc	199,341	2,062,903
Barclays plc	1,028,632	1,971,299
Barratt Developments plc	52,684	252,731
Beazley plc	9,689	79,593
Berkeley Group Holdings plc	5,648	257,626
BP plc	1,189,391	6,828,655
British American Tobacco plc	142,362	5,647,742
British Land Co. plc (The) (REIT)	54,125	258,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
BT Group plc	447,983	$606,851
Bunzl plc	20,769	692,749
Burberry Group plc	24,656	605,100
Centrica plc	359,571	419,576
CNH Industrial NV	418,000	6,696,061
Compass Group plc	181,759	4,213,467
ConvaTec Group plc (m)	97,733	274,827
Croda International plc	8,460	675,438
DCC plc	5,604	276,418
Diageo plc	143,376	6,326,706
DS Smith plc	87,864	341,508
Entain plc	35,012	559,361
Experian plc	58,641	1,994,249
Frasers Group plc*	7,567	64,952
Halma plc	22,889	546,239
Hargreaves Lansdown plc	21,726	224,886
HomeServe plc*	17,054	246,791
HSBC Holdings plc	1,288,229	8,031,535
Imperial Brands plc	62,921	1,575,375
Informa plc	458,439	3,434,008
InterContinental Hotels Group plc	12,668	726,543
International Consolidated Airlines Group SA (x)*	244,296	365,751
Intertek Group plc	9,111	444,335
J Sainsbury plc	113,698	299,240
JD Sports Fashion plc	156,770	239,088
Kingfisher plc	123,753	353,232
Land Securities Group plc (REIT)	38,102	286,238
Legal & General Group plc	372,771	1,124,400
Liberty Global plc, Class A*	202,383	3,831,110
Linde plc (x)	39,282	12,843,995
Lloyds Banking Group plc	20,035,016	10,998,907
London Stock Exchange Group plc	23,372	2,016,318
M&G plc	186,768	424,152
Melrose Industries plc	273,078	444,035
National Grid plc	230,565	2,780,168
NatWest Group plc	317,864	1,019,115
Next plc	8,467	594,313
Ocado Group plc*	38,183	284,723
Pearson plc	49,633	563,556
Persimmon plc	19,057	280,384
Phoenix Group Holdings plc	42,528	312,907
Reckitt Benckiser Group plc	65,709	4,570,914
RELX plc	115,439	3,193,132
Rentokil Initial plc	154,803	950,717
Rightmove plc	63,992	395,635
Rolls-Royce Holdings plc*	1,458,765	1,643,651
RS Group plc	30,345	328,519
Sage Group plc (The)	75,205	677,893
Schroders plc	1,029,052	5,424,156
Segro plc (REIT)	71,665	661,578
Severn Trent plc	16,966	543,748
Smith & Nephew plc	61,161	820,371
Smiths Group plc	99,394	1,920,796
Spirax-Sarco Engineering plc	4,477	574,534
SSE plc	66,770	1,381,954
St James’s Place plc	37,996	502,991
Standard Chartered plc	157,127	1,182,303
Taylor Wimpey plc	192,890	237,042
Tesco plc	450,270	1,220,442
Unilever plc (Cboe Europe)	119,331	5,987,074
Unilever plc (London Stock Exchange)	42,825	2,165,159
UNITE Group plc (The) (REIT)	18,779	206,596
United Utilities Group plc	48,838	585,349
Virgin Money UK plc (CHDI) (x)	42,653	95,252
Vodafone Group plc	1,671,881	1,702,676
Weir Group plc (The)	3,428	69,168
Whitbread plc	14,521	451,168
WPP plc	456,424	4,525,813

		158,969,656

United States (2.8%)
Amcor plc (CHDI)	28,100	338,635
Block, Inc. (CRDI)*	1,701	106,478
Computershare Ltd.	24,812	442,603
CSL Ltd.	19,854	3,889,824
GSK plc	255,707	4,444,153
Haleon plc*	308,738	1,221,830
Holcim AG*	106,079	5,492,957
James Hardie Industries plc (CHDI)	19,668	353,521
News Corp. (CHDI), Class B	2,956	54,863
Reliance Worldwide Corp. Ltd.	24,282	48,936
ResMed, Inc. (CHDI)	19,152	403,707
Roche Holding AG	5,130	1,611,707
Schneider Electric SE	44,850	6,275,826
Sims Ltd.	6,752	60,176
Stellantis NV	180,424	2,561,741

		27,306,957

Total Common Stocks (89.1%) (Cost $814,710,139)		875,524,307

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	94,415
Scottish Mortgage Investment Trust plc	90,440	790,291

		884,706

United States (0.0%)†
Pershing Square Holdings Ltd.	6,045	213,031

Total Closed End Funds (0.1%) (Cost $847,179)		1,097,737

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,845,488, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,901,044. (xx)	$2,844,161	$2,844,161
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $5,004,326, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $5,444,143. (xx)	5,000,000	5,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $1,000,836, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $1,000,490, collateralized by various Common Stocks; total market value $1,112,847. (xx)	1,000,000	1,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $2,000,980, collateralized by various Common Stocks; total market value $2,225,694. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		13,844,161

Total Short-Term Investments (1.5%) (Cost $14,844,161)		14,844,161

Total Investments in Securities (90.7%) (Cost $830,401,479)		891,466,205
Other Assets Less Liabilities (9.3%)		91,871,955

Net Assets (100%)		$983,338,160

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $9,841,565 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $20,770,977. This was collateralized by $7,057,699 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 2/2/23 - 5/15/52 and by cash of $14,844,161 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean Republic Won
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	949	3/2023	EUR	38,450,190	(1,381,694)
FTSE 100 Index	268	3/2023	GBP	24,189,736	31,660
SPI 200 Index	81	3/2023	AUD	9,640,019	(205,766)
TOPIX Index	170	3/2023	JPY	24,501,295	(617,887)

					(2,173,687)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,700,459	USD	9,289,048	HSBC Securities, Inc.	3/17/2023	66,283
EUR	718,223	USD	766,261	HSBC Bank plc	3/17/2023	6,395
JPY	3,069,397,455	USD	22,829,371	Citibank NA	3/17/2023	787,788
USD	822,405	GBP	667,808	Deutsche Bank AG	3/17/2023	13,603

Total unrealized appreciation						874,069

GBP	19,208,399	USD	23,537,261	Citibank NA	3/17/2023	(273,393)
USD	45,164,732	EUR	42,575,302	Citibank NA	3/17/2023	(637,284)

Total unrealized depreciation						(910,677)

Net unrealized depreciation						(36,608)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) AUD 125,880, CAD 717, CHF 1,916, EUR 83,576,708, GBP 1,298,415, JPY 1,020,587, KRW 76,763, NZD 74, TWD 75 and ZAR 54.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$1,097,737	$—	$1,097,737
Common Stocks
Australia	—	72,868,815	—	72,868,815
Austria	—	531,056	—	531,056
Belgium	—	9,878,834	—	9,878,834
Burkina Faso	—	231,252	—	231,252
Canada	6,101,950	—	—	6,101,950
Chile	—	407,113	—	407,113
China	2,823,739	18,460,330	—	21,284,069
Denmark	—	3,488,318	—	3,488,318
Finland	—	4,979,599	—	4,979,599
France	—	133,677,298	—	133,677,298
Germany	—	138,803,794	—	138,803,794
Hong Kong	—	8,548,435	—	8,548,435
India	—	1,380,365	—	1,380,365
Indonesia	—	25,457	—	25,457
Ireland	5,450,004	4,963,568	—	10,413,572
Italy	—	18,639,083	—	18,639,083
Japan	—	156,421,414	—	156,421,414
Mexico	783,408	103,877	—	887,285
Netherlands	—	48,958,922	—	48,958,922
New Zealand	—	649,993	—	649,993
Nigeria	—	69,687	—	69,687
South Africa	—	3,024,803	—	3,024,803
South Korea	—	9,564,726	—	9,564,726
Spain	—	18,592,317	—	18,592,317
Sweden	—	9,226,598	—	9,226,598
Switzerland	—	10,592,939	—	10,592,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United Kingdom	$3,831,110	$155,138,546	$—	$158,969,656
United States	—	27,306,957	—	27,306,957
Forward Currency Contracts	—	874,069	—	874,069
Futures	31,660	—	—	31,660
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	13,844,161	—	13,844,161

Total Assets	$20,021,871	$872,350,063	$—	$892,371,934

Liabilities:
Forward Currency Contracts	$—	$(910,677)	$—	$(910,677)
Futures	(2,205,347)	—	—	(2,205,347)

Total Liabilities	$(2,205,347)	$(910,677)	$—	$(3,116,024)

Total	$17,816,524	$871,439,386	$—	$889,255,910

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$874,069
Equity contracts	Receivables, Net assets – Unrealized appreciation	31,660	*

Total		$905,729

	Liability Derivatives
Foreign exchange contracts	Payables	$(910,677)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,205,347	)*

Total		$(3,116,024)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$371,775	$371,775
Equity contracts	(6,275,413)	—	(6,275,413)

Total	$(6,275,413)	$371,775	$(5,903,638)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(29,361)	$(29,361)
Equity contracts	(4,184,132)	—	(4,184,132)

Total	$(4,184,132)	$(29,361)	$(4,213,493)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $197,383,000 and futures contracts with an average notional balance of approximately $92,337,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$787,788	$(787,788)	$—	$—
Deutsche Bank AG	13,603	—	—	13,603
HSBC Bank plc	6,395	—	—	6,395
HSBC Securities, Inc.	66,283	—	—	66,283

Total	$874,069	$(787,788)	$—	$86,281

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$910,677	$(787,788)	$—	$122,889

Total	$910,677	$(787,788)	$—	$122,889

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 1%)*	$160,704,218
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$160,689,873

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,859,253
Aggregate gross unrealized depreciation	(130,309,364)

Net unrealized appreciation	$50,549,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$838,706,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $816,557,318)	$877,622,044
Repurchase Agreements (Cost $13,844,161)	13,844,161
Cash	10,832,465
Foreign cash (Cost $89,863,267)	86,101,189
Cash held as collateral at broker for futures	7,427,280
Dividends, interest and other receivables	3,694,443
Receivable for securities sold	2,180,608
Unrealized appreciation on forward foreign currency contracts	874,069
Receivable for Portfolio shares sold	77,767
Due from Custodian	77,669
Securities lending income receivable	9,782
Other assets	4,015

Total assets	1,002,745,492

LIABILITIES
Payable for return of collateral on securities loaned	14,844,161
Payable for securities purchased	1,901,499
Unrealized depreciation on forward foreign currency contracts	910,677
Due to broker for futures variation margin	593,763
Investment management fees payable	502,071
Payable for Portfolio shares redeemed	224,387
Distribution fees payable – Class IB	114,533
Administrative fees payable	109,891
Accrued India taxes	85,926
Distribution fees payable – Class IA	3,758
Trustees’ fees payable	2,086
Accrued expenses	114,580

Total liabilities	19,407,332

NET ASSETS	$983,338,160

Net assets were comprised of:
Paid in capital	$973,325,939
Total distributable earnings (loss)	10,012,221

Net assets	$983,338,160

Class IA
Net asset value, offering and redemption price per share, $17,526,502 / 1,498,858 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.69

Class IB
Net asset value, offering and redemption price per share, $532,672,041 / 45,541,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

Class K
Net asset value, offering and redemption price per share, $433,139,617 / 36,901,899 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

(x)	Includes value of securities on loan of $20,770,977.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$30,195,633
Securities lending (net)	151,501

Total income	30,347,134

EXPENSES
Investment management fees	5,863,582
Distribution fees – Class IB	1,378,676
Administrative fees	1,217,200
Interest expense	394,479
Custodian fees	295,600
Professional fees	134,535
Distribution fees – Class IA	45,013
Printing and mailing expenses	43,989
Trustees’ fees	32,152
Miscellaneous	115,414

Total expenses	9,520,640

NET INVESTMENT INCOME (LOSS)	20,826,494

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $176,978 on realized gain on investments)	4,582,146
Futures contracts	(6,275,413)
Forward foreign currency contracts	371,775
Foreign currency transactions	(2,109,220)

Net realized gain (loss)	(3,430,712)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(95,704) on unrealized depreciation on investments)	(160,429,658)
Futures contracts	(4,184,132)
Forward foreign currency contracts	(29,361)
Foreign currency translations	(4,330,736)

Net change in unrealized appreciation (depreciation)	(168,973,887)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(172,404,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(151,578,105)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,826,494	$20,985,984
Net realized gain (loss)	(3,430,712)	60,103,006
Net change in unrealized appreciation (depreciation)	(168,973,887)	36,297,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(151,578,105)	117,386,620

Distributions to shareholders:
Class IA	(432,891)	(1,613,930)
Class IB	(13,158,561)	(50,238,534)
Class K	(11,538,150)	(36,561,579)

Total distributions to shareholders	(25,129,602)	(88,414,043)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 171,022 and 158,139 shares, respectively ]	2,180,633	2,325,803
Capital shares issued in reinvestment of dividends and distributions [ 38,672 and 118,178 shares, respectively ]	432,891	1,613,930
Capital shares repurchased [ (241,142) and (199,614) shares, respectively ]	(3,009,133)	(2,913,627)

Total Class IA transactions	(395,609)	1,026,106

Class IB
Capital shares sold [ 1,521,476 and 1,314,617 shares, respectively ]	18,203,824	19,431,944
Capital shares issued in reinvestment of dividends and distributions [ 1,175,015 and 3,677,181 shares, respectively ]	13,158,561	50,238,534
Capital shares repurchased [ (4,682,120) and (5,305,307) shares, respectively ]	(56,173,757)	(78,268,750)

Total Class IB transactions	(24,811,372)	(8,598,272)

Class K
Capital shares sold [ 6,465,162 and 58,767 shares, respectively ]	73,292,680	868,587
Capital shares issued in reinvestment of dividends and distributions [ 1,017,376 and 2,667,537 shares, respectively ]	11,538,150	36,561,579
Capital shares repurchased [ (4,071,645) and (3,713,822) shares, respectively ]	(48,532,320)	(55,006,145)

Total Class K transactions	36,298,510	(17,575,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,091,529	(25,148,145)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(165,616,178)	3,824,432
NET ASSETS:
Beginning of year	1,148,954,338	1,145,129,906

End of year	$983,338,160	$1,148,954,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.90		$13.65		$13.43		$11.44		$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.25	(cc)	0.11	(aa)	0.30	(1)	0.23
Net realized and unrealized gain (loss)	(2.16)		1.13		0.43		2.28		(2.53)

Total from investment operations	(1.92)		1.38		0.54		2.58		(2.30)

Less distributions:
Dividends from net investment income	(0.19)		(0.32)		(0.17)		(0.30)		(0.24)
Distributions from net realized gains	(0.10)		(0.81)		(0.15)		(0.29)		—

Total dividends and distributions	(0.29)		(1.13)		(0.32)		(0.59)		(0.24)

Net asset value, end of year	$11.69		$13.90		$13.65		$13.43		$11.44

Total return	(13.71)%		10.35%		4.21%		22.66%		(16.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,527		$21,265		$19,841		$20,054		$17,659
Ratio of expenses to average net assets:
After waivers (f)	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.01%
Before waivers (f)	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.02%		1.67	%(dd)	0.96	%(bb)	2.36	%(ee)	1.72%
Before waivers (f)	2.02%		1.67	%(dd)	0.96	%(bb)	2.36	%(ee)	1.70%
Portfolio turnover rate^	18%		14%		20%		16%		42%*

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.90		$13.65		$13.43		$11.45		$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.25	(cc)	0.11	(aa)	0.30	(1)	0.23
Net realized and unrealized gain (loss)	(2.15)		1.13		0.43		2.27		(2.52)

Total from investment operations	(1.91)		1.38		0.54		2.57		(2.29)

Less distributions:
Dividends from net investment income	(0.19)		(0.32)		(0.17)		(0.30)		(0.24)
Distributions from net realized gains	(0.10)		(0.81)		(0.15)		(0.29)		—

Total dividends and distributions	(0.29)		(1.13)		(0.32)		(0.59)		(0.24)

Net asset value, end of year	$11.70		$13.90		$13.65		$13.43		$11.45

Total return	(13.63)%		10.35%		4.20%		22.56%		(16.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$532,672		$660,619		$653,179		$667,985		$593,864
Ratio of expenses to average net assets:
After waivers (f)	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.01%
Before waivers (f)	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)	1.72%
Before waivers (f)	2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)	1.70%
Portfolio turnover rate^	18%		14%		20%		16%		42%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$13.95		$13.69		$13.47		$11.47		$14.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.28	(cc)	0.14	(aa)	0.33	(1)	0.27
Net realized and unrealized gain (loss)	(2.16)		1.15		0.42		2.30		(2.54)

Total from investment operations	(1.89)		1.43		0.56		2.63		(2.27)

Less distributions:
Dividends from net investment income	(0.22)		(0.36)		(0.19)		(0.34)		(0.27)
Distributions from net realized gains	(0.10)		(0.81)		(0.15)		(0.29)		—

Total dividends and distributions	(0.32)		(1.17)		(0.34)		(0.63)		(0.27)

Net asset value, end of year	$11.74		$13.95		$13.69		$13.47		$11.47

Total return	(13.45)%		10.65%		4.41%		22.98%		(16.26)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$433,140		$467,070		$472,110		$379,225		$202,659
Ratio of expenses to average net assets:
After waivers (f)	0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%		0.76%
Before waivers (f)	0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%		0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)	1.96%
Before waivers (f)	2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)	1.95%
Portfolio turnover rate^	18%		14%		20%		16%		42%*

*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27, $0.27 and $0.30 for Class IA, IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been $0.09, $0.09 and $0.12 for class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.18 and $0.21 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	0.49%	7.75%	10.75%
Portfolio – Class IB Shares	0.49	7.75	10.75
Portfolio – Class K Shares*	0.78	8.02	9.16
Russell 1000® Value Index	(7.54)	6.67	10.29

* Date of inception 10/29/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 0.49% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned (7.54)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection and a material overweight in Energy was the largest contributor to the Portfolio’s relative return. Energy stocks were buoyed by rising oil prices driven by Russia’s invasion of Ukraine and continued supply shortages. All of Comstock’s holdings within the sector, including Marathon Oil Corp., Devon Energy Corp. and Pioneer Natural Resources Co., were notable contributors to absolute and relative returns. We believe tailwinds for energy companies remain favorable due to limited supply, with no short-term solution.

•	A material underweight in Communication Services also enhanced relative return, as the sector was the second worst returning sector for the period.

•

Stock selection within Health Care also boosted relative returns. McKesson Corp. and Elevance Health, Inc. (formerly Anthem) were the top performers. McKesson’s stock outperformed as earnings and revenues handily beat expectations and early in the year, management provided upbeat guidance for the rest of 2022.

•

We used currency forward contracts during the year for the purpose of hedging currency exposure of non-U.S.-based companies held in the Portfolio. Derivatives were used solely for the purpose of hedging and not for speculative purposes or leverage. The use of currency forward contracts had a positive impact on the Portfolio’s performance relative to the benchmark for the year.

What hurt performance during the year:

•

Weak stock selection within Information Technology detracted from relative performance. Semi-conductor firms QUALCOMM, Inc. and NXP Semiconductors NV underperformed as the semi-conductor industry generally underperformed due to slowing growth and demand, with supply chain issues exacerbating the problems.

•	Having a material underweight to Utilities also detracted from relative returns, as the sector was one of the few positive returning sectors for the period.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

At period end, the Portfolio’s notable overweight exposures were in Energy, Industrials and Health Care. It was also overweight technology stocks, but to a lesser extent. The Portfolio was underweight Utilities, Real Estate, Communication Services and Materials.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	20.6%
Health Care	19.4
Industrials	13.2
Energy	11.4
Information Technology	9.9
Consumer Staples	7.3
Consumer Discretionary	6.3
Communication Services	3.4
Materials	3.3
Utilities	1.5
Investment Company	0.9
Real Estate	0.5
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,088.50	$5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	1,088.40	5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,089.70	3.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Interactive Media & Services (1.0%)
Meta Platforms, Inc., Class A*	23,375	$2,812,948

Media (1.2%)
Comcast Corp., Class A	97,557	3,411,568

Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	22,911	3,207,540

Total Communication Services		9,432,056

Consumer Discretionary (6.3%)
Automobiles (1.5%)
General Motors Co.	122,519	4,121,539

Hotels, Restaurants & Leisure (3.2%)
Booking Holdings, Inc.*	2,567	5,173,224
Las Vegas Sands Corp.*	79,629	3,827,766

		9,000,990

Internet & Direct Marketing Retail (0.3%)
eBay, Inc.	22,777	944,562

Specialty Retail (0.5%)
Ross Stores, Inc.	10,973	1,273,636

Textiles, Apparel & Luxury Goods (0.8%)
Ralph Lauren Corp.	21,922	2,316,498

Total Consumer Discretionary		17,657,225

Consumer Staples (7.3%)
Beverages (1.1%)
Coca-Cola Co. (The)	50,943	3,240,484

Food Products (0.8%)
Kraft Heinz Co. (The)	52,668	2,144,114

Household Products (1.7%)
Kimberly-Clark Corp.	36,013	4,888,765

Personal Products (1.0%)
Haleon plc*	693,541	2,744,687

Tobacco (2.7%)
Philip Morris International, Inc.	74,682	7,558,565

Total Consumer Staples		20,576,615

Energy (11.4%)
Oil, Gas & Consumable Fuels (11.4%)
Chevron Corp.	44,870	8,053,716
ConocoPhillips	38,968	4,598,224
Devon Energy Corp.	36,369	2,237,057
Exxon Mobil Corp.	22,815	2,516,495
Hess Corp.	26,894	3,814,107
Marathon Oil Corp.	120,692	3,267,133
Pioneer Natural Resources Co.	10,965	2,504,296
Suncor Energy, Inc.	159,626	5,064,933

Total Energy		32,055,961

Financials (20.6%)
Banks (11.8%)
Bank of America Corp.	223,013	7,386,191
Citigroup, Inc.	88,533	4,004,348
Citizens Financial Group, Inc.	87,296	3,436,843
Fifth Third Bancorp	85,898	2,818,313
Huntington Bancshares, Inc.	223,137	3,146,232
JPMorgan Chase & Co.	26,724	3,583,688
M&T Bank Corp.	15,744	2,283,825
Wells Fargo & Co.	158,183	6,531,376

		33,190,816

Capital Markets (4.2%)
Goldman Sachs Group, Inc. (The)	10,895	3,741,125
Morgan Stanley	28,897	2,456,823
State Street Corp.	71,146	5,518,795

		11,716,743

Insurance (4.6%)
Allstate Corp. (The)	21,192	2,873,635
American International Group, Inc.	109,576	6,929,586
MetLife, Inc.	44,244	3,201,939

		13,005,160

Total Financials		57,912,719

Health Care (19.4%)
Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	29,507	1,503,972
Becton Dickinson and Co.	13,291	3,379,901
Dentsply Sirona, Inc.	33,044	1,052,121
Medtronic plc	37,468	2,912,013

		8,848,007

Health Care Providers & Services (10.1%)
CVS Health Corp.	57,744	5,381,163
Elevance Health, Inc.	13,394	6,870,720
HCA Healthcare, Inc.	15,212	3,650,272
Henry Schein, Inc.*	37,532	2,997,681
Humana, Inc.	5,222	2,674,656
McKesson Corp.	9,900	3,713,688
Universal Health Services, Inc., Class B	21,269	2,996,589

		28,284,769

Pharmaceuticals (6.2%)
Bristol-Myers Squibb Co.	43,567	3,134,646
Johnson & Johnson	27,877	4,924,472
Merck & Co., Inc.	43,441	4,819,779
Sanofi (ADR)	91,788	4,445,293

		17,324,190

Total Health Care		54,456,966

Industrials (13.2%)
Aerospace & Defense (1.0%)
Textron, Inc.	38,524	2,727,499

Air Freight & Logistics (1.7%)
FedEx Corp.	27,023	4,680,384

Building Products (2.2%)
Johnson Controls International plc	97,193	6,220,352

Electrical Equipment (3.5%)
Eaton Corp. plc	33,146	5,202,264
Emerson Electric Co.	49,313	4,737,007

		9,939,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.1%)
General Electric Co.	37,730	$3,161,397

Machinery (3.7%)
Caterpillar, Inc.	23,305	5,582,946
Westinghouse Air Brake Technologies Corp.	49,306	4,921,232

		10,504,178

Total Industrials		37,233,081

Information Technology (9.9%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	122,587	5,840,044
F5, Inc.*	15,343	2,201,874

		8,041,918

IT Services (2.6%)
Cognizant Technology Solutions Corp., Class A	66,468	3,801,305
DXC Technology Co.*	133,014	3,524,871

		7,326,176

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	47,138	1,245,857
NXP Semiconductors NV	27,554	4,354,359
QUALCOMM, Inc.	24,739	2,719,806

		8,320,022

Software (1.4%)
Microsoft Corp.	16,994	4,075,501

Total Information Technology		27,763,617

Materials (3.3%)
Chemicals (1.9%)
BASF SE	29,563	1,468,045
CF Industries Holdings, Inc.	32,749	2,790,215
Corteva, Inc.	21,393	1,257,480

		5,515,740

Containers & Packaging (1.4%)
International Paper Co.	112,323	3,889,745

Total Materials		9,405,485

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Host Hotels & Resorts, Inc. (REIT)	94,575	1,517,929

Total Real Estate		1,517,929

Utilities (1.5%)
Electric Utilities (0.5%)
PPL Corp.	47,614	1,391,281

Multi-Utilities (1.0%)
Dominion Energy, Inc.	46,869	2,874,007

Total Utilities		4,265,288

Total Common Stocks (96.8%) (Cost $193,257,044)		272,276,942

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	2,497,794	2,499,044

Total Short-Term Investment (0.9%) (Cost $2,498,538)		2,499,044

Total Investments in Securities (97.7%) (Cost $195,755,582)		274,775,986
Other Assets Less Liabilities (2.3%)		6,551,385

Net Assets (100%)		$281,327,371

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	111,538	USD	81,692	CIBC World Markets, Inc.	1/13/2023	688
CAD	89,152	USD	65,583	Royal Bank of Canada	1/13/2023	264
USD	71,543	CAD	96,580	CIBC World Markets, Inc.	1/13/2023	210
USD	107,590	CAD	145,546	Royal Bank of Canada	1/13/2023	91
USD	1,369,638	GBP	1,113,481	Royal Bank of Canada	1/13/2023	23,166

Total unrealized appreciation						24,419

GBP	28,956	USD	35,193	State Street Bank & Trust	1/13/2023	(178)
USD	2,359,524	CAD	3,222,992	CIBC World Markets, Inc.	1/13/2023	(20,930)
USD	95,161	CAD	129,871	Deutsche Bank AG	1/13/2023	(760)
USD	121,946	EUR	114,622	Goldman Sachs International	1/13/2023	(829)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,753,664	EUR	2,598,095	Royal Bank of Canada	1/13/2023	(29,257)
USD	71,433	EUR	67,296	State Street Bank & Trust	1/13/2023	(651)
USD	33,202	GBP	27,568	State Street Bank & Trust	1/13/2023	(135)

Total unrealized depreciation						(52,740)

Net unrealized depreciation						(28,321)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,432,056	$—	$—	$9,432,056
Consumer Discretionary	17,657,225	—	—	17,657,225
Consumer Staples	17,831,928	2,744,687	—	20,576,615
Energy	32,055,961	—	—	32,055,961
Financials	57,912,719	—	—	57,912,719
Health Care	54,456,966	—	—	54,456,966
Industrials	37,233,081	—	—	37,233,081
Information Technology	27,763,617	—	—	27,763,617
Materials	7,937,440	1,468,045	—	9,405,485
Real Estate	1,517,929	—	—	1,517,929
Utilities	4,265,288	—	—	4,265,288
Forward Currency Contracts	—	24,419	—	24,419
Short-Term Investment
Investment Company	2,499,044	—	—	2,499,044

Total Assets	$270,563,254	$4,237,151	$—	$274,800,405

Liabilities:
Forward Currency Contracts	$—	$(52,740)	$—	$(52,740)

Total Liabilities	$—	$(52,740)	$—	$(52,740)

Total	$270,563,254	$4,184,411	$—	$274,747,665

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$24,419

Total		$24,419

	Liability Derivatives
Foreign exchange contracts	Payables	$(52,740)

Total		$(52,740)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$288,425	$288,425

Total	$288,425	$288,425

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$19,229	$19,229

Total	$19,229	$19,229

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $6,319,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
CIBC World Markets, Inc.	$898	$(898)	$—	$—
Royal Bank of Canada	23,521	(23,521)	—	—

Total	$24,419	$(24,419)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
CIBC World Markets, Inc.	$20,930	$(898)	$—	$20,032
Deutsche Bank AG	760	—	—	760
Goldman Sachs International	829	—	—	829
Royal Bank of Canada	29,257	(23,521)	—	5,736
State Street Bank & Trust	964	—	—	964

Total	$52,740	$(24,419)	$—	$28,321

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$67,153,354
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,647,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,313,986
Aggregate gross unrealized depreciation	(7,056,259)

Net unrealized appreciation	$78,257,727

Federal income tax cost of investments in securities and derivative instruments, if applicable	$196,489,938

For the year ended December 31, 2022, the Portfolio incurred approximately $368 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $195,755,582)	$274,775,986
Cash	6,546,525
Foreign cash (Cost $415)	421
Dividends, interest and other receivables	551,579
Receivable for Portfolio shares sold	29,862
Unrealized appreciation on forward foreign currency contracts	24,419
Other assets	1,267

Total assets	281,930,059

LIABILITIES
Payable for Portfolio shares redeemed	228,305
Investment management fees payable	142,857
Unrealized depreciation on forward foreign currency contracts	52,740
Distribution fees payable – Class IB	38,673
Administrative fees payable	22,911
Distribution fees payable – Class IA	14,589
Accrued expenses	102,613

Total liabilities	602,688

NET ASSETS	$281,327,371

Net assets were comprised of:
Paid in capital	$201,016,040
Total distributable earnings (loss)	80,311,331

Net assets	$281,327,371

Class IA
Net asset value, offering and redemption price per share, $67,902,117 / 3,442,999 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.72

Class IB
Net asset value, offering and redemption price per share, $180,667,825 / 9,151,816 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.74

Class K
Net asset value, offering and redemption price per share, $32,757,429 / 1,664,435 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.68

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $61,010 foreign withholding tax)	$6,882,559
Interest	81,648

Total income	6,964,207

EXPENSES
Investment management fees	1,844,345
Distribution fees – Class IB	454,880
Administrative fees	263,221
Distribution fees – Class IA	174,201
Professional fees	64,438
Custodian fees	36,800
Printing and mailing expenses	19,976
Trustees’ fees	8,967
Miscellaneous	6,208

Gross expenses	2,873,036
Less: Waiver from investment manager	(116,615)

Net expenses	2,756,421

NET INVESTMENT INCOME (LOSS)	4,207,786

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	25,367,189
Forward foreign currency contracts	288,425
Foreign currency transactions	(2,972)

Net realized gain (loss)	25,652,642

Change in unrealized appreciation (depreciation) on:
Investments in securities	(28,701,001)
Forward foreign currency contracts	19,229
Foreign currency translations	(125)

Net change in unrealized appreciation (depreciation)	(28,681,897)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,029,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,178,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,207,786	$3,541,846
Net realized gain (loss)	25,652,642	18,520,168
Net change in unrealized appreciation (depreciation)	(28,681,897)	53,001,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,178,531	75,063,247

Distributions to shareholders:
Class IA	(7,165,461)	(3,476,494)
Class IB	(18,949,224)	(9,401,308)
Class K	(3,505,213)	(1,759,077)

Total distributions to shareholders	(29,619,898)	(14,636,879)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 604,848 and 400,703 shares, respectively ]	13,143,765	8,440,743
Capital shares issued in reinvestment of dividends and distributions [ 357,800 and 163,295 shares, respectively ]	7,165,461	3,476,494
Capital shares repurchased [ (697,776) and (499,449) shares, respectively ]	(14,923,016)	(10,360,163)

Total Class IA transactions	5,386,210	1,557,074

Class IB
Capital shares sold [ 701,713 and 622,685 shares, respectively ]	15,246,346	13,210,616
Capital shares issued in reinvestment of dividends and distributions [ 945,296 and 441,200 shares, respectively ]	18,949,224	9,401,308
Capital shares repurchased [ (1,130,609) and (1,098,142) shares, respectively ]	(24,460,073)	(22,817,507)

Total Class IB transactions	9,735,497	(205,583)

Class K
Capital shares sold [ 219,598 and 213,769 shares, respectively ]	4,844,486	4,612,234
Capital shares issued in reinvestment of dividends and distributions [ 175,401 and 82,794 shares, respectively ]	3,505,213	1,759,077
Capital shares repurchased [ (285,994) and (463,081) shares, respectively ]	(6,271,020)	(9,748,427)

Total Class K transactions	2,078,679	(3,377,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,200,386	(2,025,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,240,981)	58,400,743
NET ASSETS:
Beginning of year	292,568,352	234,167,609

End of year	$281,327,371	$292,568,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.88	$17.33	$17.88	$15.24	$18.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.27	0.28	0.32	0.27
Net realized and unrealized gain (loss)	(0.19)	5.43	(0.44)	3.45	(2.51)

Total from investment operations	0.12	5.70	(0.16)	3.77	(2.24)

Less distributions:
Dividends from net investment income	(0.35)	(0.25)	(0.31)	(0.35)	(0.28)
Distributions from net realized gains	(1.93)	(0.90)	(0.08)	(0.78)	(0.77)

Total dividends and distributions	(2.28)	(1.15)	(0.39)	(1.13)	(1.05)

Net asset value, end of year	$19.72	$21.88	$17.33	$17.88	$15.24

Total return	0.49%	33.06%	(0.77)%	24.94%	(12.40)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$67,902	$69,526	$53,972	$58,726	$47,930
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.04%	1.04%	1.06%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.46%	1.27%	1.83%	1.87%	1.43%
Before waivers (f)	1.41%	1.23%	1.77%	1.81%	1.39%
Portfolio turnover rate^	25%	17%	37%	24%	18%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.90	$17.35	$17.90	$15.25	$18.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.27	0.28	0.32	0.26
Net realized and unrealized gain (loss)	(0.19)	5.43	(0.44)	3.46	(2.50)

Total from investment operations	0.12	5.70	(0.16)	3.78	(2.24)

Less distributions:
Dividends from net investment income	(0.35)	(0.25)	(0.31)	(0.35)	(0.28)
Distributions from net realized gains	(1.93)	(0.90)	(0.08)	(0.78)	(0.77)

Total dividends and distributions	(2.28)	(1.15)	(0.39)	(1.13)	(1.05)

Net asset value, end of year	$19.74	$21.90	$17.35	$17.90	$15.25

Total return	0.49%	33.02%	(0.77)%	25.00%	(12.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$180,668	$189,080	$150,411	$157,298	$133,585
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.04%	1.04%	1.06%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.46%	1.27%	1.83%	1.87%	1.42%
Before waivers (f)	1.41%	1.23%	1.77%	1.81%	1.38%
Portfolio turnover rate^	25%	17%	37%	24%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.83	$17.30	$17.84	$15.20	$18.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37	0.32	0.31	0.36	0.31
Net realized and unrealized gain (loss)	(0.18)	5.40	(0.42)	3.45	(2.50)

Total from investment operations	0.19	5.72	(0.11)	3.81	(2.19)

Less distributions:
Dividends from net investment income	(0.41)	(0.29)	(0.35)	(0.39)	(0.33)
Distributions from net realized gains	(1.93)	(0.90)	(0.08)	(0.78)	(0.77)

Total dividends and distributions	(2.34)	(1.19)	(0.43)	(1.17)	(1.10)

Net asset value, end of year	$19.68	$21.83	$17.30	$17.84	$15.20

Total return	0.78%	33.28%	(0.50)%	25.30%	(12.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$32,757	$33,962	$29,784	$28,167	$25,056
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.79%	0.79%	0.81%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.70%	1.51%	2.09%	2.12%	1.67%
Before waivers (f)	1.66%	1.47%	2.03%	2.06%	1.63%
Portfolio turnover rate^	25%	17%	37%	24%	18%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(32.04)%	2.42%	7.33%
Portfolio – Class IB Shares	(32.01)	2.43	7.33
MSCI ACWI Growth (Net) Index*	(28.61)	6.37	9.20
MSCI ACWI (Net) Index	(18.37)	5.23	7.98

* Effective December 1, 2022, the MSCI ACWI Growth (Net) Index became the primary benchmark for the EQ/Invesco Global Portfolio. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (32.01)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the MSCI ACWI Growth (Net) Index and the MSCI ACWI (Net) Index, which returned (28.61)% and (18.37)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Consumer Discretionary sector, due to luxury goods stocks and a lack of ownership of Tesla, Inc.

•	Sector selection in the Real Estate sector, driven by the lone holding there, DLF Limited, an Indian developer.

What hurt performance during the year:

•	Security selection in the Communication Services sector combined with poor stock selection.

•	An overweight allocation to Information Technology as well as weak stock selection.

•	Poor security selection in the Health Care sector.

•	Zero allocation to the Energy sector.

•	Weak security selection in the Financials sector and an underweight allocation to the sector during the year.

•	Underweight allocation to the Consumer Staples sector along with poor security selection.

•	Zero allocation to the Utilities sector.

•	The sharp rise in interest rates in 2022 had a negative impact on valuations across the Portfolio over the year.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

Long duration equities went through a punishing valuation retrenchment in 2022. Earnings and cash flow are the traded commodity in public equity markets. When earnings are abundant there is little logic in paying a premium to acquire a stream of future growth. When scarce or becoming scarcer, it certainly does. We believe the coming environment will prove better for growth assets than has been the case in well over a year. The fact that prices have come down so much is, of course, an important factor. If one takes the Federal Reserve at their word and the Federal funds rate hovers around or above 5% for all of 2023, assets that still produce growth, even if slower, will be more attractive than those that don’t.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Information Technology	$101,877,667	31.0%
Consumer Discretionary	53,022,539	16.1
Industrials	46,172,459	14.0
Communication Services	44,180,378	13.4
Health Care	42,061,765	12.8
Financials	24,502,818	7.5
Real Estate	11,210,932	3.4
Materials	1,056,183	0.3
Consumer Staples	528,126	0.2
Cash and Other	4,152,086	1.3

		100.0%

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$997.50	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class IB
Actual	1,000.00	998.00	5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.2%)
StoneCo Ltd., Class A*	80,536	$760,260

Canada (0.2%)
Canadian Pacific Railway Ltd.	6,663	496,993

China (6.5%)
JD.com, Inc. (ADR)	286,418	16,076,642
Meituan, Class B (m)*	138,000	3,088,688
Tencent Holdings Ltd.	49,800	2,130,973

		21,296,303

Denmark (4.0%)
Novo Nordisk A/S, Class B	98,143	13,251,876

France (14.3%)
Airbus SE	137,117	16,295,171
Dassault Systemes SE	38,100	1,366,065
EssilorLuxottica SA	11,144	2,018,403
Kering SA	15,484	7,881,340
LVMH Moet Hennessy Louis Vuitton SE	25,975	18,904,578
Pernod Ricard SA	2,685	528,126

		46,993,683

Germany (2.1%)
Allianz SE (Registered)	4,800	1,032,256
SAP SE	55,889	5,766,665

		6,798,921

India (5.4%)
DLF Ltd.	2,473,281	11,210,932
ICICI Bank Ltd. (ADR)	305,209	6,681,025

		17,891,957

Israel (0.2%)
Nice Ltd. (ADR)*	3,614	694,972

Italy (0.7%)
Brunello Cucinelli SpA	33,035	2,443,536

Japan (6.6%)
Keyence Corp.	26,056	10,208,774
Murata Manufacturing Co. Ltd.	120,951	6,071,511
Nidec Corp.	5,928	308,912
Omron Corp.	15,000	732,056
TDK Corp.	129,400	4,274,223

		21,595,476

Netherlands (1.1%)
ASML Holding NV	6,944	3,744,849

Spain (0.8%)
Amadeus IT Group SA*	47,663	2,477,063

Sweden (4.2%)
Assa Abloy AB, Class B	273,535	5,863,983
Atlas Copco AB, Class A	683,488	8,063,113

		13,927,096

Switzerland (0.8%)
Lonza Group AG (Registered)	5,554	2,721,589

United States (51.6%)
Adobe, Inc.*	31,077	10,458,343
Agilent Technologies, Inc.	46,500	6,958,725
Alphabet, Inc., Class A*	336,051	29,649,780
Amazon.com, Inc.*	31,355	2,633,820
Analog Devices, Inc.	105,257	17,265,306
Avantor, Inc.*	88,405	1,864,461
Boston Scientific Corp.*	23,733	1,098,126
Charles River Laboratories International, Inc.*	6,495	1,415,261
Charter Communications, Inc., Class A*	4,060	1,376,746
Danaher Corp.	7,548	2,003,390
Datadog, Inc., Class A*	9,187	675,245
Dun & Bradstreet Holdings, Inc.	42,860	525,464
Ecolab, Inc.	7,256	1,056,183
Equifax, Inc.	34,222	6,651,388
Fidelity National Information Services, Inc.	18,029	1,223,268
IDEXX Laboratories, Inc.*	2,727	1,112,507
Illumina, Inc.*	12,732	2,574,410
Intuit, Inc.	41,267	16,061,942
Intuitive Surgical, Inc.*	11,234	2,980,942
IQVIA Holdings, Inc.*	17,197	3,523,493
Lam Research Corp.	877	368,603
Marriott International, Inc., Class A	13,392	1,993,935
Marvell Technology, Inc.	103,276	3,825,343
Meta Platforms, Inc., Class A*	87,609	10,542,867
Microsoft Corp.	20,900	5,012,238
NVIDIA Corp.	10,902	1,593,218
Phathom Pharmaceuticals, Inc.*	48,002	538,582
Qualtrics International, Inc., Class A*	83,290	864,550
S&P Global, Inc.	50,127	16,789,537
Splunk, Inc.*	16,082	1,384,499
United Parcel Service, Inc., Class B	45,832	7,967,435
Visa, Inc., Class A	33,927	7,048,674
Walt Disney Co. (The)*	5,525	480,012

		169,518,293

Total Investments in Securities (98.7%) (Cost $216,099,674)		324,612,867
Other Assets Less Liabilities (1.3%)		4,152,086

Net Assets (100%)		$328,764,953

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $3,088,688 or 0.9% of net assets.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$760,260	$—	$—	$760,260
Canada	496,993	—	—	496,993
China	16,076,642	5,219,661	—	21,296,303
Denmark	—	13,251,876	—	13,251,876
France	—	46,993,683	—	46,993,683
Germany	—	6,798,921	—	6,798,921
India	6,681,025	11,210,932	—	17,891,957
Israel	694,972	—	—	694,972
Italy	—	2,443,536	—	2,443,536
Japan	—	21,595,476	—	21,595,476
Netherlands	—	3,744,849	—	3,744,849
Spain	—	2,477,063	—	2,477,063
Sweden	—	13,927,096	—	13,927,096
Switzerland	—	2,721,589	—	2,721,589
United States	169,518,293	—	—	169,518,293

Total Assets	$194,228,185	$130,384,682	$—	$324,612,867

Total Liabilities	$—	$—	$—	$—

Total	$194,228,185	$130,384,682	$—	$324,612,867

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(227)	$(227)

Total	$(227)	$(227)

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,589,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$80,550,215
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,594,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,843,510
Aggregate gross unrealized depreciation	(16,750,798)

Net unrealized appreciation	$108,092,712

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,520,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $216,099,674)	$324,612,867
Cash	3,774,313
Foreign cash (Cost $31,823)	31,824
Receivable for securities sold	2,003,615
Dividends, interest and other receivables	434,903
Receivable for Portfolio shares sold	57,395
Other assets	1,502

Total assets	330,916,419

LIABILITIES
Payable for securities purchased	1,322,051
Accrued India taxes	447,227
Investment management fees payable	205,801
Distribution fees payable – Class IB	60,277
Payable for Portfolio shares redeemed	32,861
Administrative fees payable	27,162
Distribution fees payable – Class IA	11,172
Accrued expenses	44,915

Total liabilities	2,151,466

NET ASSETS	$328,764,953

Net assets were comprised of:
Paid in capital	$222,874,422
Total distributable earnings (loss)	105,890,531

Net assets	$328,764,953

Class IA
Net asset value, offering and redemption price per share, $51,211,357 / 2,558,920 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.01

Class IB
Net asset value, offering and redemption price per share, $277,553,596 / 13,874,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$3,642,433
Interest	46,227

Total income	3,688,660

EXPENSES
Investment management fees	3,062,188
Distribution fees – Class IB	751,433
Administrative fees	333,890
Distribution fees – Class IA	149,208
Professional fees	98,605
Custodian fees	62,600
Printing and mailing expenses	22,866
Trustees’ fees	12,112
Miscellaneous	18,279

Gross expenses	4,511,181
Less: Waiver from investment manager	(373,422)

Net expenses	4,137,759

NET INVESTMENT INCOME (LOSS)	(449,099)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $46,630 on realized gain on investments)	4,891,537
Forward foreign currency contracts	(227)
Foreign currency transactions	(24,338)

Net realized gain (loss)	4,866,972

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(79,313) on unrealized depreciation on investments)	(158,173,020)
Foreign currency translations	(20,267)

Net change in unrealized appreciation (depreciation)	(158,193,287)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(153,326,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(153,775,414)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(449,099)	$(2,807,939)
Net realized gain (loss)	4,866,972	20,043,284
Net change in unrealized appreciation (depreciation)	(158,193,287)	45,541,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(153,775,414)	62,776,466

Distributions to shareholders:
Class IA	(1,753,538)	(2,894,068)
Class IB	(9,399,664)	(13,371,501)

Total distributions to shareholders	(11,153,202)	(16,265,569)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [120,383 and 142,690 shares, respectively]	2,734,569	4,283,531
Capital shares issued in reinvestment of dividends and distributions [84,612 and 94,793 shares, respectively]	1,753,538	2,894,068
Capital shares repurchased [(407,460) and (434,837) shares, respectively]	(9,285,217)	(13,041,621)

Total Class IA transactions	(4,797,110)	(5,864,022)

Class IB
Capital shares sold [1,420,870 and 1,023,670 shares, respectively]	32,229,226	30,601,358
Capital shares issued in reinvestment of dividends and distributions [453,565 and 438,125 shares, respectively]	9,399,664	13,371,501
Capital shares repurchased [(935,078) and (807,331) shares, respectively]	(20,782,521)	(24,165,078)

Total Class IB transactions	20,846,369	19,807,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,049,259	13,943,759

TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,879,357)	60,454,656
NET ASSETS:
Beginning of year	477,644,310	417,189,654

End of year	$328,764,953	$477,644,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021		2020	2019	2018
Net asset value, beginning of year	$30.44		$27.38		$21.56	$16.50	$19.72

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(1)	(0.18	)(aa)	(0.08)	0.07	0.11
Net realized and unrealized gain (loss)	(9.70)		4.31		5.90	5.06	(2.74)

Total from investment operations	(9.73)		4.13		5.82	5.13	(2.63)

Less distributions:
Dividends from net investment income	—		—		—	(0.07)	(0.07)
Distributions from net realized gains	(0.70)		(1.07)		—	—	(0.52)

Total dividends and distributions	(0.70)		(1.07)		—	(0.07)	(0.59)

Net asset value, end of year	$20.01		$30.44		$27.38	$21.56	$16.50

Total return	(32.04)%		15.09%		27.00%	31.09%	(13.45)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,211		$84,057		$81,023	$72,102	$61,264
Ratio of expenses to average net assets:
After waivers (f)	1.15%		1.15%		1.15%	1.15%	1.19%
Before waivers (f)	1.25%		1.24%		1.25%	1.25%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.13	)%(cc)	(0.62	)%(bb)	(0.39)%	0.36%	0.55%
Before waivers (f)	(0.23	)%(cc)	(0.70	)%(bb)	(0.49)%	0.26%	0.40%
Portfolio turnover rate^	21%		15%		15%	20%	18%

	Year Ended December 31,
Class IB	2022		2021		2020	2019	2018
Net asset value, beginning of year	$30.43		$27.37		$21.55	$16.49	$19.71

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(1)	(0.19	)(aa)	(0.09)	0.07	0.10
Net realized and unrealized gain (loss)	(9.69)		4.32		5.91	5.06	(2.73)

Total from investment operations	(9.72)		4.13		5.82	5.13	(2.63)

Less distributions:
Dividends from net investment income	—		—		—	(0.07)	(0.07)
Distributions from net realized gains	(0.70)		(1.07)		—	—	(0.52)

Total dividends and distributions	(0.70)		(1.07)		—	(0.07)	(0.59)

Net asset value, end of year	$20.01		$30.43		$27.37	$21.55	$16.49

Total return	(32.01)%		15.10%		27.01%	31.11%	(13.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$277,554		$393,587		$336,166	$265,641	$190,308
Ratio of expenses to average net assets:
After waivers (f)	1.15%		1.15%		1.15%	1.15%	1.19%
Before waivers (f)	1.25%		1.24%		1.25%	1.25%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.12	)%(cc)	(0.62	)%(bb)	(0.39)%	0.34%	0.50%
Before waivers (f)	(0.23	)%(cc)	(0.70	)%(bb)	(0.50)%	0.24%	0.36%
Portfolio turnover rate^	21%		15%		15%	20%	18%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) and $(0.05) for Class IA and Class IB, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.20) and $(0.20) for Class IA and Class IB respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(8.97)%	3.80%
S&P Real Assets Equity Index	(10.69)	5.10

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (8.97)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P Real Assets Equity Index, which returned (10.69)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio generated attractive relative performance for the year while overall absolute performance was negative.

•	Stock selection contributed most to positive relative performance with meaningful impacts from Real Estate, Infrastructure and Natural Resources.

•	Sector allocation was also positive for the year with the Natural Resources sector contributing most to relative allocation performance.

What hurt performance during the year:

•	Higher interest rates as major central banks moved to combat inflation pressured interest rate sensitive sectors like Real Estate, Infrastructure and Timber.

•	Stock selection in Timber detracted most from relative stock selection performance.

•	Sector allocation in Infrastructure detracted most from relative sector allocation performance.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

Overall earnings growth for 2022 is expected to be positive, while year-end net asset value growth is expected to be overall negative where it is reported. Earnings growth for 2023 is expected to remain positive. Earnings resilience has been reflected in underlying real assets markets which continue to show resilience and, in many countries, and sectors benefitting from annual indexation of rents and operating rates as well as tight supply/demand dynamics. Demand levels across most asset types are little moved over recent quarters and remain high. Global real assets companies generally remain well capitalized, with potential balance sheet repair requirements only notable in Europe and among some Chinese companies, where some dividend cuts and rights issues have already recently occurred.

From a relative asset allocation perspective, our base-case expectations lead us to a defensive bias in the shorter term. We anticipate defensive sectors will likely outperform cyclical sectors in coming months. Companies exhibiting more visible and consistent cash flows are expected to be favored in the interim. This is reflected by decreased weight in the Portfolio to Natural Resources, Timber and cyclical Infrastructure sectors. Concomitantly, the Portfolio has increased weight to Real Estate companies operating in geographies expected to benefit from easement of mobility restrictions and that also exhibit durable demand characteristics.

The tangible nature of real assets with long useful lives and contractually binding fees that can adjust upwards (or downwards) based on underlying economic activity and inflation can provide attractive Portfolio attributes for investors. This may be particularly true in periods of high inflation. Given the current macroeconomic backdrop, the Portfolio remains focused on sectors expected to be more resilient in times of rising economic uncertainty.

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Real Estate	$ 104,154,675	51.2%
Energy	40,632,172	20.0
Materials	20,413,862	10.0
Utilities	15,193,713	7.5
Industrials	11,958,180	5.9
Communication Services	5,287,191	2.6
Consumer Staples	3,622,676	1.8
Cash and Other	2,099,785	1.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,003.90	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.80

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.5%)
Goodman Group (REIT)	85,857	$1,014,791
Rio Tinto plc	28,632	2,006,958

		3,021,749

Canada (15.5%)
Agnico Eagle Mines Ltd.	35,285	1,833,569
Cameco Corp.	68,745	1,558,186
Canfor Corp.*	227,916	3,587,068
Enbridge, Inc.	208,531	8,150,266
Interfor Corp.*	212,065	3,289,044
Keyera Corp.	229,731	5,020,488
Nutrien Ltd.	51,750	3,778,056
Pembina Pipeline Corp.	51,193	1,737,688
TC Energy Corp.	65,092	2,595,027

		31,549,392

Chile (2.2%)
Lundin Mining Corp.	713,982	4,381,972

China (3.3%)
ENN Energy Holdings Ltd.	215,100	3,020,320
Wilmar International Ltd.	1,163,600	3,622,676

		6,642,996

France (4.7%)
Gecina SA (REIT)	15,365	1,564,976
Vinci SA	80,640	8,052,895

		9,617,871

Germany (1.1%)
LEG Immobilien SE	33,119	2,157,623

Hong Kong (3.3%)
Hang Lung Properties Ltd.	1,775,000	3,470,203
Link REIT (REIT)	449,500	3,299,791

		6,769,994

Netherlands (0.7%)
Shell plc	48,920	1,375,639

Singapore (0.7%)
Keppel DC REIT (REIT)	1,059,000	1,399,455

Spain (4.5%)
Aena SME SA (m)*	31,102	3,905,285
Cellnex Telecom SA (m)	159,742	5,287,191

		9,192,476

Sweden (0.9%)
Castellum AB	148,057	1,791,324

United Kingdom (6.4%)
Capital & Counties Properties plc (REIT)	1,682,880	2,166,761
Derwent London plc (REIT)	74,767	2,140,425
National Grid plc	432,093	5,210,207
Pennon Group plc	134,695	1,446,829
Segro plc (REIT)	225,233	2,079,248

		13,043,470

United States (54.2%)
Alexandria Real Estate Equities, Inc. (REIT)	11,840	1,724,733
American Homes 4 Rent (REIT), Class A	52,889	1,594,074
American Tower Corp. (REIT)	45,947	9,734,331
Camden Property Trust (REIT)	6,459	722,633
Cheniere Energy, Inc.	28,436	4,264,263
Chevron Corp.	9,361	1,680,206
Crown Castle, Inc. (REIT)	30,962	4,199,686
CubeSmart (REIT)	80,160	3,226,440
Digital Realty Trust, Inc. (REIT)	46,726	4,685,216
Edison International	19,354	1,231,301
EOG Resources, Inc.	5,090	659,257
Equinix, Inc. (REIT)	3,251	2,129,503
Essential Utilities, Inc.	89,777	4,285,056
Exxon Mobil Corp.	21,848	2,409,834
Healthpeak Properties, Inc. (REIT)	127,837	3,204,874
Invitation Homes, Inc. (REIT)	72,733	2,155,806
Kilroy Realty Corp. (REIT)	86,334	3,338,536
Life Storage, Inc. (REIT)	31,510	3,103,735
Mid-America Apartment Communities, Inc. (REIT)	7,190	1,128,758
ONEOK, Inc.	50,156	3,295,249
Pebblebrook Hotel Trust (REIT)	67,755	907,239
Pioneer Natural Resources Co.	3,679	840,247
Prologis, Inc. (REIT)	87,901	9,909,080
Rexford Industrial Realty, Inc. (REIT)	87,824	4,798,703
RLJ Lodging Trust (REIT)	99,384	1,052,477
SBA Communications Corp. (REIT)	15,288	4,285,379
Simon Property Group, Inc. (REIT)	20,737	2,436,183
SITE Centers Corp. (REIT)	186,530	2,548,000
Sun Communities, Inc. (REIT)	28,115	4,020,445
Targa Resources Corp.	82,706	6,078,891
UDR, Inc. (REIT)	92,528	3,583,609
Ventas, Inc. (REIT)	86,551	3,899,123
Welltower, Inc. (REIT)	71,419	4,681,515
Westrock Co.	43,720	1,537,195
Williams Cos., Inc. (The)	29,390	966,931

		110,318,508

Total Investments in Securities (99.0%) (Cost $212,889,200)		201,262,469
Other Assets Less Liabilities (1.0%)		2,099,785

Net Assets (100%)		$203,362,254

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $9,192,476 or 4.5% of net assets.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$3,021,749	$—	$3,021,749
Canada	31,549,392	—	—	31,549,392
Chile	4,381,972	—	—	4,381,972
China	—	6,642,996	—	6,642,996
France	—	9,617,871	—	9,617,871
Germany	—	2,157,623	—	2,157,623
Hong Kong	—	6,769,994	—	6,769,994
Netherlands	—	1,375,639	—	1,375,639
Singapore	—	1,399,455	—	1,399,455
Spain	—	9,192,476	—	9,192,476
Sweden	—	1,791,324	—	1,791,324
United Kingdom	—	13,043,470	—	13,043,470
United States	110,318,508	—	—	110,318,508

Total Assets	$146,249,872	$55,012,597	$—	$201,262,469

Total Liabilities	$—	$—	$—	$—

Total	$146,249,872	$55,012,597	$—	$201,262,469

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$13,403	$13,403

Total	$13,403	$13,403

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $16,623,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$216,351,919
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$224,161,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,416,722
Aggregate gross unrealized depreciation	(22,488,504)

Net unrealized depreciation	$(12,071,782)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$213,334,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2022

ASSETS
Investments in Securities, at value (Cost $212,889,200)	$201,262,469
Cash	1,466,432
Foreign cash (Cost $227,653)	227,065
Dividends, interest and other receivables	694,930
Receivable for Portfolio shares sold	28,244
Other assets	27,818

Total assets	203,706,958

LIABILITIES
Investment management fees payable	128,672
Payable for Portfolio shares redeemed	106,027
Distribution fees payable – Class IB	43,766
Administrative fees payable	16,638
Accrued expenses	49,601

Total liabilities	344,704

NET ASSETS	$203,362,254

Net assets were comprised of:
Paid in capital	$214,959,906
Total distributable earnings (loss)	(11,597,652)

Net assets	$203,362,254

Class IB
Net asset value, offering and redemption price per share, $203,362,254 / 14,163,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.36

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $339,580 foreign withholding tax)	$5,938,870
Interest	11,802

Total income	5,950,672

EXPENSES
Investment management fees	1,600,413
Distribution fees – Class IB	544,357
Administrative fees	201,920
Professional fees	71,449
Custodian fees	19,400
Printing and mailing expenses	18,445
Trustees’ fees	6,982
Miscellaneous	13,297

Total expenses	2,476,263

NET INVESTMENT INCOME (LOSS)	3,474,409

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,330,185
Forward foreign currency contracts	13,403
Foreign currency transactions	(30,781)

Net realized gain (loss)	6,312,807

Change in unrealized appreciation (depreciation) on:
Investments in securities	(30,418,352)
Foreign currency translations	(6,894)

Net change in unrealized appreciation (depreciation)	(30,425,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,112,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,638,030)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,474,409	$3,507,453
Net realized gain (loss)	6,312,807	30,571,967
Net change in unrealized appreciation (depreciation)	(30,425,246)	7,003,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,638,030)	41,083,281

Distributions to shareholders:
Class IB	(10,664,369)	(8,726,496)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 933,607 and 1,540,110 shares, respectively ]	14,591,768	24,043,638
Capital shares issued in reinvestment of dividends and distributions [ 720,881 and 546,158 shares, respectively ]	10,664,369	8,726,496
Capital shares repurchased [ (1,742,645) and (1,510,976) shares, respectively ]	(27,477,300)	(23,678,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,221,163)	9,092,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,523,562)	41,448,855
NET ASSETS:
Beginning of year	236,885,816	195,436,961

End of year	$203,362,254	$236,885,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$16.62		$14.29		$16.74		$14.96		$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.26		0.24		0.34		0.07
Net realized and unrealized gain (loss)	(1.72)		2.71		(2.30)		2.98		(0.25)

Total from investment operations	(1.47)		2.97		(2.06)		3.32		(0.18)

Less distributions:
Dividends from net investment income	(0.26)		(0.48)		(0.35)		(0.74)		(0.09)
Distributions from net realized gains	(0.53)		(0.16)		(0.04)		(0.80)		—

Total dividends and distributions	(0.79)		(0.64)		(0.39)		(1.54)		(0.09)

Net asset value, end of period	$14.36		$16.62		$14.29		$16.74		$14.96

Total return (b)	(8.97)%		20.99%		(12.22)%		22.53%		(1.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$203,362		$236,886		$195,437		$229,987		$196,349
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.18	%(g)(k)	1.20	%(m)	1.21	%(n)	1.28	%(g)(o)
Before waivers (a)(f)	1.14%		1.18	%(g)	1.21%		1.21%		1.28	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.60%		1.62%		1.70%		2.00%		2.23	%(l)
Before waivers (a)(f)	1.60%		1.62%		1.68%		2.00%		2.23	%(l)
Portfolio turnover rate^	100%		140%		155%		58%		8	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005% for the year ended December 31, 2021 and Tax expense of 0.01% for the period ended December 31, 2018.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(12.89)%	2.10%	2.55%
EQ/Invesco Moderate Allocation Index	(11.75)	3.53	4.08
S&P 500® Index	(18.11)	9.42	10.35
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.59

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (12.89)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Invesco Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (11.75)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio’s equity cash allocation provided a small positive contribution to absolute return.

What hurt performance during the year:

•	The Portfolio’s U.S. large cap equities allocation was the largest detractor to absolute performance.

•	Allocations to fixed income detracted from absolute performance for the period as well.

•

Given the volatile markets seen throughout the year, the Portfolio saw frequent hedging activities, some periods longer than others. The longest period of hedging began on August 2, 2022 and lasted about 86 trading days, until December 1, 2022. The Portfolio’s volatility hedge detracted from absolute performance.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.
The outlook for 2023 is largely dependent on the path of monetary policy, which in turn is heavily reliant on the path of inflation. Our base case is that inflation will moderate, leading to a pause in central bank tightening in the first half of 2023. We expect a rising global risk appetite, reflecting a positive repricing of recession risks in terms of timing, duration and magnitude. In the shorter term, we expect a tug of war between “risk on” and “risk off” market environments. However, as the year unfolds, we expect risk assets to perform better, which is likely to result in better relative performance for equity markets in value-oriented regions and cyclical sectors of the stock market, as well as risky credit and investment grade credit. Currency preferences include the Australian dollar, Canadian dollar and Brazilian real as we expect the U.S. dollar to continue to weaken.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	3.93
Weighted Average Coupon (%)	1.51
Weighted Average Effective Duration (Years)*	3.69
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	50.9%
Investment Company	13.5
Information Technology	8.1
Health Care	5.0
Financials	3.8
Consumer Discretionary	3.0
Industrials	2.7
Communication Services	2.2
Consumer Staples	2.2
Energy	1.6
Utilities	0.9
Materials	0.8
Real Estate	0.7
Exchange Traded Funds	0.1
Cash and Other	4.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,002.90	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.35	5.91

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	21,003	$386,665
Lumen Technologies, Inc.	2,709	14,141
Verizon Communications, Inc.	12,139	478,277

		879,083

Entertainment (0.4%)
Activision Blizzard, Inc.	2,190	167,644
Electronic Arts, Inc.	890	108,740
Live Nation Entertainment, Inc.*	443	30,895
Netflix, Inc.*	1,261	371,844
Take-Two Interactive Software, Inc.*	344	35,821
Walt Disney Co. (The)*	5,108	443,783
Warner Bros Discovery, Inc.*	6,595	62,521

		1,221,248

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	17,379	1,533,349
Alphabet, Inc., Class C*	17,639	1,565,108
Match Group, Inc.*	853	35,391
Meta Platforms, Inc., Class A*	6,846	823,848

		3,957,696

Media (0.3%)
Charter Communications, Inc., Class A*	542	183,792
Comcast Corp., Class A	14,508	507,345
DISH Network Corp., Class A*	590	8,284
Fox Corp., Class A	1,006	30,552
Fox Corp., Class B	416	11,835
Interpublic Group of Cos., Inc. (The)	1,162	38,706
News Corp., Class A	1,302	23,696
News Corp., Class B	699	12,890
Omnicom Group, Inc.	699	57,018
Paramount Global, Class B	1,673	28,240

		902,358

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	921	128,940

Total Communication Services		7,089,325

Consumer Discretionary (3.0%)
Auto Components (0.0%)†
Aptiv plc*	791	73,666
BorgWarner, Inc.	604	24,311

		97,977

Automobiles (0.3%)
Ford Motor Co.	11,424	132,861
General Motors Co.	3,532	118,816
Tesla, Inc.*	6,716	827,277

		1,078,954

Distributors (0.0%)†
Genuine Parts Co.	446	77,385
LKQ Corp.	834	44,544
Pool Corp.	118	35,675

		157,604

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	145	292,216
Caesars Entertainment, Inc.*	671	27,914
Carnival Corp.*	1,125	9,067
Chipotle Mexican Grill, Inc.*	81	112,387
Darden Restaurants, Inc.	367	50,767
Domino’s Pizza, Inc.	115	39,836
Expedia Group, Inc.*	372	32,587
Hilton Worldwide Holdings, Inc.	818	103,362
Las Vegas Sands Corp.*	1,017	48,887
Marriott International, Inc., Class A	813	121,048
McDonald’s Corp.	2,296	605,065
MGM Resorts International	1,347	45,165
Norwegian Cruise Line Holdings Ltd.*	540	6,610
Royal Caribbean Cruises Ltd.*	493	24,369
Starbucks Corp.	4,013	398,090
Wynn Resorts Ltd.*	265	21,854
Yum! Brands, Inc.	939	120,267

		2,059,491

Household Durables (0.1%)
DR Horton, Inc.	978	87,179
Garmin Ltd.	339	31,287
Lennar Corp., Class A	752	68,056
Mohawk Industries, Inc.*	187	19,115
Newell Brands, Inc.	1,453	19,005
NVR, Inc.*	7	32,288
PulteGroup, Inc.	685	31,188
Whirlpool Corp.	185	26,170

		314,288

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	23,819	2,000,796
eBay, Inc.	2,737	113,504
Etsy, Inc.*	335	40,126

		2,154,426

Leisure Products (0.0%)†
Hasbro, Inc.	359	21,903

Multiline Retail (0.2%)
Dollar General Corp.	763	187,889
Dollar Tree, Inc.*	733	103,675
Target Corp.	1,628	242,637

		534,201

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	212	31,171
AutoZone, Inc.*	94	231,821
Bath & Body Works, Inc.	723	30,467
Best Buy Co., Inc.	752	60,318
CarMax, Inc.*	526	32,028
Home Depot, Inc. (The)	3,355	1,059,710
Lowe’s Cos., Inc.	2,409	479,969
O’Reilly Automotive, Inc.*	247	208,476
Ross Stores, Inc.	1,087	126,168
TJX Cos., Inc. (The)	3,642	289,903
Tractor Supply Co.	356	80,089
Ulta Beauty, Inc.*	172	80,680

		2,710,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,696	$432,469
Ralph Lauren Corp.	164	17,330
Tapestry, Inc.	861	32,787
VF Corp.	898	24,793

		507,379

Total Consumer Discretionary		9,637,023

Consumer Staples (2.2%)
Beverages (0.6%)
Brown-Forman Corp., Class B	807	53,004
Coca-Cola Co. (The)	11,055	703,209
Constellation Brands, Inc., Class A	474	109,849
Keurig Dr Pepper, Inc.	2,172	77,454
Molson Coors Beverage Co., Class B	572	29,469
Monster Beverage Corp.*	1,155	117,267
PepsiCo, Inc.	4,043	730,408

		1,820,660

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,261	575,647
Kroger Co. (The)	2,316	103,247
Sysco Corp.	1,341	102,520
Walgreens Boots Alliance, Inc.	2,459	91,868
Walmart, Inc.	4,208	596,652

		1,469,934

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,611	149,581
Campbell Soup Co.	483	27,410
Conagra Brands, Inc.	1,141	44,157
General Mills, Inc.	1,658	139,023
Hershey Co. (The)	424	98,186
Hormel Foods Corp.	741	33,753
J M Smucker Co. (The)	307	48,647
Kellogg Co.	760	54,142
Kraft Heinz Co. (The)	1,673	68,108
Lamb Weston Holdings, Inc.	430	38,425
McCormick & Co., Inc. (Non-Voting)	696	57,691
Mondelez International, Inc., Class A	4,319	287,861
Tyson Foods, Inc., Class A	902	56,150

		1,103,134

Household Products (0.5%)
Church & Dwight Co., Inc.	752	60,619
Clorox Co. (The)	406	56,974
Colgate-Palmolive Co.	2,573	202,727
Kimberly-Clark Corp.	1,017	138,058
Procter & Gamble Co. (The)	7,267	1,101,386

		1,559,764

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	665	164,993

Tobacco (0.2%)
Altria Group, Inc.	5,400	246,834
Philip Morris International, Inc.	4,484	453,826

		700,660

Total Consumer Staples		6,819,145

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,206	35,613
Halliburton Co.	2,544	100,107
Schlumberger Ltd.	4,022	215,016

		350,736

Oil, Gas & Consumable Fuels (1.5%)
APA Corp.	1,128	52,655
Chevron Corp.	5,732	1,028,837
ConocoPhillips	4,019	474,242
Coterra Energy, Inc.	1,489	36,585
Devon Energy Corp.	1,468	90,297
Diamondback Energy, Inc.	449	61,414
EOG Resources, Inc.	1,685	218,241
EQT Corp.	1,083	36,638
Exxon Mobil Corp.	12,353	1,362,536
Hess Corp.	791	112,180
Kinder Morgan, Inc.	5,723	103,472
Marathon Oil Corp.	2,512	68,000
Marathon Petroleum Corp.	1,321	153,751
Occidental Petroleum Corp.	2,721	171,396
ONEOK, Inc.	1,245	81,796
Phillips 66	1,228	127,810
Pioneer Natural Resources Co.	488	111,454
Targa Resources Corp.	704	51,744
Valero Energy Corp.	1,261	159,970
Williams Cos., Inc. (The)	2,469	81,230

		4,584,248

Total Energy		4,934,984

Financials (3.8%)
Banks (1.3%)
Bank of America Corp.	26,887	890,497
Citigroup, Inc.	7,224	326,742
Citizens Financial Group, Inc.	1,344	52,913
Comerica, Inc.	515	34,428
Fifth Third Bancorp	2,043	67,031
First Republic Bank	491	59,848
Huntington Bancshares, Inc.	3,141	44,288
JPMorgan Chase & Co.	9,754	1,308,011
KeyCorp	3,103	54,054
M&T Bank Corp.	572	82,974
PNC Financial Services Group, Inc. (The)	1,333	210,534
Regions Financial Corp.	3,036	65,456
Signature Bank	191	22,007
SVB Financial Group*	169	38,894
Truist Financial Corp.	3,862	166,182
US Bancorp	4,484	195,547
Wells Fargo & Co.	12,519	516,910
Zions Bancorp NA	515	25,317

		4,161,633

Capital Markets (0.9%)
Ameriprise Financial, Inc.	433	134,823
Bank of New York Mellon Corp. (The)	2,891	131,598
BlackRock, Inc.	364	257,941
Cboe Global Markets, Inc.	356	44,667
Charles Schwab Corp. (The)	3,436	286,081
CME Group, Inc.	978	164,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	123	$49,349
Franklin Resources, Inc.	843	22,238
Goldman Sachs Group, Inc. (The)	989	339,603
Intercontinental Exchange, Inc.	1,669	171,223
MarketAxess Holdings, Inc.	118	32,909
Moody’s Corp.	477	132,902
Morgan Stanley	4,657	395,938
MSCI, Inc.	253	117,688
Nasdaq, Inc.	1,155	70,859
Northern Trust Corp.	604	53,448
Raymond James Financial, Inc.	575	61,439
S&P Global, Inc.	1,020	341,639
State Street Corp.	1,075	83,388
T. Rowe Price Group, Inc.	714	77,869

		2,970,063

Consumer Finance (0.2%)
American Express Co.	2,011	297,125
Capital One Financial Corp.	1,359	126,333
Discover Financial Services	1,028	100,569
Synchrony Financial	1,959	64,373

		588,400

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	5,591	1,727,060

Insurance (0.8%)
Aflac, Inc.	2,187	157,333
Allstate Corp. (The)	1,026	139,126
American International Group, Inc.	2,570	162,527
Aon plc, Class A	750	225,105
Arch Capital Group Ltd.*	1,203	75,524
Arthur J Gallagher & Co.	517	97,475
Assurant, Inc.	136	17,008
Brown & Brown, Inc.	782	44,551
Chubb Ltd.	1,403	309,502
Cincinnati Financial Corp.	406	41,570
Everest Re Group Ltd.	115	38,096
Globe Life, Inc.	332	40,023
Hartford Financial Services Group, Inc. (The)	1,044	79,166
Lincoln National Corp.	630	19,354
Loews Corp.	699	40,773
Marsh & McLennan Cos., Inc.	1,453	240,442
MetLife, Inc.	2,945	213,130
Principal Financial Group, Inc.	760	63,779
Progressive Corp. (The)	1,718	222,842
Prudential Financial, Inc.	1,222	121,540
Travelers Cos., Inc. (The)	772	144,742
W R Berkley Corp.	679	49,275
Willis Towers Watson plc	392	95,875

		2,638,758

Total Financials		12,085,914

Health Care (5.0%)
Biotechnology (0.8%)
AbbVie, Inc.	5,345	863,805
Amgen, Inc.	1,932	507,421
Biogen, Inc.*	620	171,690
Gilead Sciences, Inc.	3,942	338,421
Incyte Corp.*	491	39,437
Moderna, Inc.*	918	164,891
Regeneron Pharmaceuticals, Inc.*	228	164,500
Vertex Pharmaceuticals, Inc.*	760	219,473

		2,469,638

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,250	576,398
Align Technology, Inc.*	220	46,398
Baxter International, Inc.	1,459	74,365
Becton Dickinson and Co.	791	201,151
Boston Scientific Corp.*	4,065	188,088
Cooper Cos., Inc. (The)	151	49,931
Dentsply Sirona, Inc.	604	19,231
Dexcom, Inc.*	1,120	126,829
Edwards Lifesciences Corp.*	1,710	127,583
Hologic, Inc.*	818	61,195
IDEXX Laboratories, Inc.*	247	100,766
Intuitive Surgical, Inc.*	1,017	269,861
Medtronic plc	3,958	307,616
ResMed, Inc.	449	93,450
STERIS plc	267	49,312
Stryker Corp.	939	229,576
Teleflex, Inc.	136	33,950
Zimmer Biomet Holdings, Inc.	604	77,010

		2,632,710

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	474	78,547
Cardinal Health, Inc.	950	73,027
Centene Corp.*	1,673	137,203
Cigna Corp.	1,092	361,823
CVS Health Corp.	3,727	347,319
DaVita, Inc.*	392	29,271
Elevance Health, Inc.	741	380,111
HCA Healthcare, Inc.	815	195,567
Henry Schein, Inc.*	446	35,622
Humana, Inc.	401	205,388
Laboratory Corp. of America Holdings	307	72,292
McKesson Corp.	594	222,821
Molina Healthcare, Inc.*	175	57,788
Quest Diagnostics, Inc.	369	57,726
UnitedHealth Group, Inc.	2,795	1,481,853
Universal Health Services, Inc., Class B	247	34,800

		3,771,158

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	973	145,609
Bio-Rad Laboratories, Inc., Class A*	73	30,696
Bio-Techne Corp.	461	38,208
Charles River Laboratories International, Inc.*	162	35,300
Danaher Corp.	1,790	475,102
Illumina, Inc.*	430	86,946
IQVIA Holdings, Inc.*	474	97,118
Mettler-Toledo International, Inc.*	85	122,863
PerkinElmer, Inc.	372	52,162
Thermo Fisher Scientific, Inc.	1,186	653,118
Waters Corp.*	247	84,617
West Pharmaceutical Services, Inc.	211	49,659

		1,871,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	6,726	$483,936
Catalent, Inc.*	461	20,749
Eli Lilly and Co.	2,786	1,019,230
Johnson & Johnson	7,861	1,388,646
Merck & Co., Inc.	7,926	879,390
Organon & Co.	791	22,093
Pfizer, Inc.	18,218	933,490
Viatris, Inc.	3,694	41,114
Zoetis, Inc.	1,418	207,808

		4,996,456

Total Health Care		15,741,360

Industrials (2.7%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	1,544	294,117
General Dynamics Corp.	779	193,278
Howmet Aerospace, Inc.	1,155	45,519
Huntington Ingalls Industries, Inc.	136	31,372
L3Harris Technologies, Inc.	665	138,460
Lockheed Martin Corp.	723	351,732
Northrop Grumman Corp.	502	273,896
Raytheon Technologies Corp.	4,241	428,002
Textron, Inc.	723	51,188
TransDigm Group, Inc.	139	87,521

		1,895,085

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	406	37,173
Expeditors International of Washington, Inc.	482	50,090
FedEx Corp.	729	126,263
United Parcel Service, Inc., Class B	1,994	346,637

		560,163

Airlines (0.0%)†
Alaska Air Group, Inc.*	316	13,569
American Airlines Group, Inc.*	1,174	14,933
Delta Air Lines, Inc.*	1,836	60,331
Southwest Airlines Co.*	1,459	49,125
United Airlines Holdings, Inc.*	630	23,751

		161,709

Building Products (0.2%)
A O Smith Corp.	468	26,788
Allegion plc	271	28,526
Carrier Global Corp.	2,293	94,586
Johnson Controls International plc	2,728	174,592
Masco Corp.	890	41,536
Trane Technologies plc	757	127,244

		493,272

Commercial Services & Supplies (0.1%)
Cintas Corp.	256	115,615
Copart, Inc.*	1,188	72,337
Republic Services, Inc.	699	90,164
Rollins, Inc.	574	20,974
Waste Management, Inc.	1,159	181,824

		480,914

Construction & Engineering (0.0%)†
Quanta Services, Inc.	403	57,427

Electrical Equipment (0.2%)
AMETEK, Inc.	668	93,333
Eaton Corp. plc	1,251	196,345
Emerson Electric Co.	1,870	179,632
Generac Holdings, Inc.*	190	19,125
Rockwell Automation, Inc.	372	95,816

		584,251

Industrial Conglomerates (0.3%)
3M Co.	1,710	205,063
General Electric Co.	3,053	255,811
Honeywell International, Inc.	2,172	465,460

		926,334

Machinery (0.6%)
Caterpillar, Inc.	1,751	419,470
Cummins, Inc.	474	114,845
Deere & Co.	930	398,747
Dover Corp.	474	64,184
Fortive Corp.	890	57,182
IDEX Corp.	223	50,918
Illinois Tool Works, Inc.	873	192,322
Ingersoll Rand, Inc.	674	35,217
Nordson Corp.	137	32,568
Otis Worldwide Corp.	1,167	91,388
PACCAR, Inc.	999	98,871
Parker-Hannifin Corp.	385	112,035
Pentair plc	482	21,680
Snap-on, Inc.	172	39,300
Stanley Black & Decker, Inc.	468	35,156
Westinghouse Air Brake Technologies Corp.	136	13,574
Xylem, Inc.	515	56,944

		1,834,401

Professional Services (0.1%)
CoStar Group, Inc.*	1,259	97,295
Equifax, Inc.	379	73,662
Jacobs Solutions, Inc.	313	37,582
Leidos Holdings, Inc.	424	44,601
Robert Half International, Inc.	313	23,109
Verisk Analytics, Inc.	433	76,390

		352,639

Road & Rail (0.3%)
CSX Corp.	7,574	234,643
JB Hunt Transport Services, Inc.	228	39,754
Norfolk Southern Corp.	846	208,471
Old Dominion Freight Line, Inc.	313	88,823
Union Pacific Corp.	2,235	462,801

		1,034,492

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,694	80,160
United Rentals, Inc.*	235	83,524
WW Grainger, Inc.	170	94,562

		258,246

Total Industrials		8,638,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Information Technology (8.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	639	$77,543
Cisco Systems, Inc.	13,961	665,102
F5, Inc.*	199	28,558
Juniper Networks, Inc.	986	31,513
Motorola Solutions, Inc.	461	118,804

		921,520

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,710	130,200
CDW Corp.	424	75,718
Corning, Inc.	2,428	77,550
Keysight Technologies, Inc.*	620	106,064
TE Connectivity Ltd.	1,028	118,014
Teledyne Technologies, Inc.*	145	57,987
Trimble, Inc.*	677	34,229
Zebra Technologies Corp., Class A*	161	41,282

		641,044

IT Services (1.3%)
Accenture plc, Class A	1,853	494,455
Akamai Technologies, Inc.*	474	39,958
Automatic Data Processing, Inc.	1,268	302,874
Broadridge Financial Solutions, Inc.	361	48,421
Cognizant Technology Solutions Corp., Class A	1,679	96,022
DXC Technology Co.*	807	21,385
EPAM Systems, Inc.*	165	54,077
Fidelity National Information Services, Inc.	1,344	91,190
Fiserv, Inc.*	1,159	117,140
FleetCor Technologies, Inc.*	256	47,022
Gartner, Inc.*	256	86,052
Global Payments, Inc.	863	85,713
International Business Machines Corp.	2,475	348,703
Jack Henry & Associates, Inc.	241	42,310
Mastercard, Inc., Class A	2,635	916,269
Paychex, Inc.	978	113,018
PayPal Holdings, Inc.*	3,248	231,323
VeriSign, Inc.*	298	61,221
Visa, Inc., Class A	5,137	1,067,263

		4,264,416

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	3,736	241,981
Analog Devices, Inc.	1,605	263,268
Applied Materials, Inc.	2,951	287,368
Broadcom, Inc.	1,192	666,483
Enphase Energy, Inc.*	361	95,650
First Solar, Inc.*	319	47,783
Intel Corp.	13,596	359,342
KLA Corp.	468	176,450
Lam Research Corp.	477	200,483
Microchip Technology, Inc.	1,351	94,908
Micron Technology, Inc.	3,360	167,933
Monolithic Power Systems, Inc.	124	43,848
NVIDIA Corp.	7,086	1,035,548
NXP Semiconductors NV	818	129,268
ON Semiconductor Corp.*	1,245	77,651
Qorvo, Inc.*	342	30,999
QUALCOMM, Inc.	4,389	482,527
Skyworks Solutions, Inc.	551	50,213
SolarEdge Technologies, Inc.*	163	46,173
Teradyne, Inc.	512	44,723
Texas Instruments, Inc.	2,853	471,373

		5,013,972

Software (2.6%)
Adobe, Inc.*	1,427	480,228
ANSYS, Inc.*	241	58,223
Autodesk, Inc.*	656	122,587
Cadence Design Systems, Inc.*	763	122,568
Ceridian HCM Holding, Inc.*	409	26,237
Fortinet, Inc.*	2,150	105,114
Gen Digital, Inc.	1,950	41,789
Intuit, Inc.	723	281,406
Microsoft Corp.	22,771	5,460,941
Oracle Corp.	7,309	597,438
Paycom Software, Inc.*	158	49,029
PTC, Inc.*	295	35,412
Roper Technologies, Inc.	313	135,244
Salesforce, Inc.*	2,073	274,859
ServiceNow, Inc.*	515	199,959
Synopsys, Inc.*	474	151,343
Tyler Technologies, Inc.*	115	37,077

		8,179,454

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	49,402	6,418,802
Hewlett Packard Enterprise Co.	4,535	72,379
HP, Inc.	4,711	126,585
NetApp, Inc.	797	47,868
Seagate Technology Holdings plc	822	43,245
Western Digital Corp.*	890	28,079

		6,736,958

Total Information Technology		25,757,364

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	662	204,068
Albemarle Corp.	356	77,202
Celanese Corp.	415	42,430
CF Industries Holdings, Inc.	625	53,250
Corteva, Inc.	2,256	132,608
Dow, Inc.	2,220	111,866
DuPont de Nemours, Inc.	1,063	72,954
Eastman Chemical Co.	412	33,553
Ecolab, Inc.	763	111,062
FMC Corp.	379	47,299
International Flavors & Fragrances, Inc.	1,063	111,445
Linde plc	1,611	525,476
LyondellBasell Industries NV, Class A	921	76,471
Mosaic Co. (The)	936	41,062
PPG Industries, Inc.	729	91,664
Sherwin-Williams Co. (The)	754	178,947

		1,911,357

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	182	61,511
Vulcan Materials Co.	367	64,265

		125,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	1,254	$14,935
Avery Dennison Corp.	271	49,051
Ball Corp.	1,104	56,459
International Paper Co.	1,159	40,136
Packaging Corp. of America	307	39,269
Sealed Air Corp.	482	24,042
Westrock Co.	708	24,893

		248,785

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,819	145,122
Newmont Corp.	1,595	75,284
Nucor Corp.	973	128,251
Steel Dynamics, Inc.	500	48,850

		397,507

Total Materials		2,683,425

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	331	48,217
American Tower Corp. (REIT)	1,309	277,325
AvalonBay Communities, Inc. (REIT)	392	63,316
Boston Properties, Inc. (REIT)	424	28,654
Camden Property Trust (REIT)	332	37,144
Crown Castle, Inc. (REIT)	1,231	166,973
Digital Realty Trust, Inc. (REIT)	604	60,563
Equinix, Inc. (REIT)	241	157,862
Equity Residential (REIT)	1,053	62,127
Essex Property Trust, Inc. (REIT)	212	44,927
Extra Space Storage, Inc. (REIT)	353	51,955
Federal Realty Investment Trust (REIT)	214	21,623
Healthpeak Properties, Inc. (REIT)	1,268	31,789
Host Hotels & Resorts, Inc. (REIT)	2,151	34,524
Invitation Homes, Inc. (REIT)	1,871	55,456
Iron Mountain, Inc. (REIT)	757	37,736
Kimco Realty Corp. (REIT)	1,150	24,357
Mid-America Apartment Communities, Inc. (REIT)	350	54,947
Prologis, Inc. (REIT)	1,970	222,078
Public Storage (REIT)	449	125,805
Realty Income Corp. (REIT)	843	53,471
Regency Centers Corp. (REIT)	424	26,500
SBA Communications Corp. (REIT)	339	95,025
Simon Property Group, Inc. (REIT)	884	103,852
UDR, Inc. (REIT)	714	27,653
Ventas, Inc. (REIT)	999	45,005
VICI Properties, Inc. (REIT)	2,600	84,240
Vornado Realty Trust (REIT)	532	11,071
Welltower, Inc. (REIT)	1,026	67,254
Weyerhaeuser Co. (REIT)	2,147	66,557

		2,188,006

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	846	65,108

Total Real Estate		2,253,114

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	625	34,506
American Electric Power Co., Inc.	1,427	135,494
Constellation Energy Corp.	944	81,382
Duke Energy Corp.	2,000	205,980
Edison International	902	57,385
Entergy Corp.	493	55,463
Evergy, Inc.	843	53,050
Eversource Energy	898	75,288
Exelon Corp.	2,831	122,384
FirstEnergy Corp.	1,294	54,270
NextEra Energy, Inc.	5,484	458,462
NRG Energy, Inc.	881	28,034
PG&E Corp.*	5,023	81,674
Pinnacle West Capital Corp.	342	26,006
PPL Corp.	2,070	60,485
Southern Co. (The)	2,993	213,730
Xcel Energy, Inc.	1,453	101,870

		1,845,463

Gas Utilities (0.0%)†
Atmos Energy Corp.	367	41,130

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	2,070	59,533

Multi-Utilities (0.3%)
Ameren Corp.	668	59,398
CenterPoint Energy, Inc.	1,204	36,108
CMS Energy Corp.	846	53,577
Consolidated Edison, Inc.	939	89,496
Dominion Energy, Inc.	2,175	133,371
DTE Energy Co.	502	59,000
NiSource, Inc.	1,011	27,722
Public Service Enterprise Group, Inc.	1,533	93,927
Sempra Energy	750	115,905
WEC Energy Group, Inc.	921	86,353

		754,857

Water Utilities (0.0%)†
American Water Works Co., Inc.	542	82,612

Total Utilities		2,783,595

Total Common Stocks (31.0%) (Cost $55,139,680)		98,424,182

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P 500 ETF	305	117,184
iShares Core S&P Mid-Cap ETF	478	115,623
iShares MSCI EAFE ETF	859	56,385
iShares Russell 2000 ETF	442	77,067

Total Exchange Traded Funds (0.1%) (Cost $394,856)		366,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (50.9%)
U.S. Treasury Notes 0.875%, 1/31/24	$3,000,000	$2,877,965
0.250%, 3/15/24	5,750,000	5,454,118
2.500%, 4/30/24	11,000,000	10,686,380
0.250%, 6/15/24	3,300,000	3,098,114
2.375%, 8/15/24	5,400,000	5,212,523
4.250%, 9/30/24	2,000,000	1,990,716
4.375%, 10/31/24	4,975,000	4,962,673
1.500%, 11/30/24	3,400,000	3,218,287
4.500%, 11/30/24	1,321,500	1,322,297
1.000%, 12/15/24	2,600,000	2,434,383
1.375%, 1/31/25	8,500,000	7,991,515
1.125%, 2/28/25	3,700,000	3,456,242
0.375%, 4/30/25	2,792,100	2,550,502
0.250%, 6/30/25	5,600,000	5,076,766
0.250%, 8/31/25	3,850,000	3,466,358
4.250%, 10/15/25	2,000,000	2,000,622
2.250%, 11/15/25	4,600,000	4,358,488
0.375%, 12/31/25	4,500,000	4,024,665
0.500%, 2/28/26	5,200,000	4,639,432
0.750%, 5/31/26	2,000,000	1,785,911
0.875%, 6/30/26	2,250,000	2,013,911
0.750%, 8/31/26	5,600,000	4,964,720
1.250%, 11/30/26	3,900,000	3,502,334
1.250%, 12/31/26	3,500,000	3,138,276
0.625%, 3/31/27	9,082,400	7,890,097
2.750%, 4/30/27	200,000	189,838
3.125%, 8/31/27	5,000,000	4,817,062
4.125%, 10/31/27	2,000,000	2,010,251
2.250%, 11/15/27	3,800,000	3,506,535
1.125%, 2/29/28	7,550,000	6,548,472
1.250%, 3/31/28	1,148,200	1,000,167
1.000%, 7/31/28	7,450,000	6,343,406
2.875%, 8/15/28	1,000,000	943,311
1.375%, 12/31/28	10,520,000	9,092,604
1.875%, 2/28/29	1,820,000	1,615,311
2.375%, 5/15/29	2,605,600	2,374,137
1.625%, 8/15/29	880,000	765,214
1.750%, 11/15/29	1,185,700	1,036,987
0.625%, 5/15/30	2,798,800	2,220,607
0.625%, 8/15/30	1,974,900	1,558,775
0.875%, 11/15/30	2,480,000	1,988,686
1.125%, 2/15/31	2,080,000	1,700,405
1.625%, 5/15/31	2,675,400	2,258,178
1.250%, 8/15/31	1,591,900	1,296,155
1.375%, 11/15/31	3,130,000	2,556,721
1.875%, 2/15/32	2,300,000	1,956,946
2.750%, 8/15/32	3,750,000	3,424,827

Total U.S. Treasury Obligations		161,321,890

Total Long-Term Debt Securities (50.9%) (Cost $174,353,077)		161,321,890

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	186

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (13.5%)
JPMorgan Prime Money Market Fund, IM Shares	42,664,166	$42,685,499

Total Short-Term Investment (13.5%) (Cost $42,668,791)		42,685,499

Total Investments in Securities (95.5%) (Cost $272,556,531)		302,798,016
Other Assets Less Liabilities (4.5%)		14,210,648

Net Assets (100%)		$317,008,664

*	Non-income producing.
†	Percent shown is less than 0.05%.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	444	3/2023	USD	43,276,680	(983,198)
Russell 2000 E-Mini Index	77	3/2023	USD	6,817,965	(242,706)
S&P Midcap 400 E-Mini Index	25	3/2023	USD	6,106,500	(179,676)

					(1,405,580)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,089,325	$—	$—	$7,089,325
Consumer Discretionary	9,637,023	—	—	9,637,023
Consumer Staples	6,819,145	—	—	6,819,145
Energy	4,934,984	—	—	4,934,984
Financials	12,085,914	—	—	12,085,914
Health Care	15,741,360	—	—	15,741,360
Industrials	8,638,933	—	—	8,638,933
Information Technology	25,757,364	—	—	25,757,364
Materials	2,683,425	—	—	2,683,425
Real Estate	2,253,114	—	—	2,253,114
Utilities	2,783,595	—	—	2,783,595
Exchange Traded Funds	366,259	—	—	366,259
Rights
Health Care	—	186	—	186
Short-Term Investment
Investment Company	42,685,499	—	—	42,685,499
U.S. Treasury Obligations	—	161,321,890	—	161,321,890

Total Assets	$141,475,940	$161,322,076	$—	$302,798,016

Liabilities:
Futures	$(1,405,580)	$—	$—	$(1,405,580)

Total Liabilities	$(1,405,580)	$—	$—	$(1,405,580)

Total	$140,070,360	$161,322,076	$—	$301,392,436

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,405,580	)*

Total		$(1,405,580)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,530,057)	$(7,530,057)

Total	$(7,530,057)	$(7,530,057)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,404,114)	$(2,404,114)

Total	$(2,404,114)	$(2,404,114)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $63,940,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,153,855
Long-term U.S. government debt securities	171,733,597

$185,887,452

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,740,282
Long-term U.S. government debt securities	177,033,988

$191,774,270

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,647,890
Aggregate gross unrealized depreciation	(18,337,339)

Net unrealized appreciation	$30,310,551

Federal income tax cost of investments in securities and derivative instruments, if applicable	$271,081,885

For the year ended December 31, 2022, the Portfolio incurred approximately $74 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $272,556,531)	$302,798,016
Cash	8,884,297
Cash held as collateral at broker for futures	5,493,500
Dividends, interest and other receivables	838,060
Other assets	1,642

Total assets	318,015,515

LIABILITIES
Due to broker for futures variation margin	503,595
Investment management fees payable	187,284
Payable for Portfolio shares redeemed	103,813
Distribution fees payable – Class IB	68,276
Payable for securities purchased	48,974
Administrative fees payable	35,497
Accrued expenses	59,412

Total liabilities	1,006,851

NET ASSETS	$317,008,664

Net assets were comprised of:
Paid in capital	$318,023,240
Total distributable earnings (loss)	(1,014,576)

Net assets	$317,008,664

Class IB
Net asset value, offering and redemption price per share, $317,008,664 / 30,946,477 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $1,196 foreign withholding tax)	$2,480,849
Interest	2,456,275

Total income	4,937,124

EXPENSES
Investment management fees	2,671,732
Distribution fees – Class IB	834,915
Administrative fees	412,041
Professional fees	62,573
Custodian fees	44,200
Printing and mailing expenses	22,093
Trustees’ fees	10,806
Miscellaneous	27,229

Gross expenses	4,085,589
Less: Waiver from investment manager	(168,429)

Net expenses	3,917,160

NET INVESTMENT INCOME (LOSS)	1,019,964

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,673,747)
Futures contracts	(7,530,057)

Net realized gain (loss)	(12,203,804)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(34,355,734)
Futures contracts	(2,404,114)
Foreign currency translations	(1)

Net change in unrealized appreciation (depreciation)	(36,759,849)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,963,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,943,689)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,019,964	$(1,462,165)
Net realized gain (loss)	(12,203,804)	12,259,617
Net change in unrealized appreciation (depreciation)	(36,759,849)	16,678,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,943,689)	27,475,764

Distributions to shareholders:
Class IB	(943,779)	(21,756,937)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,109,049 and 1,461,545 shares, respectively ]	22,307,334	17,628,795
Capital shares issued in reinvestment of dividends and distributions [ 90,068 and 1,851,534 shares, respectively ]	943,779	21,756,937
Capital shares repurchased [ (2,777,842) and (1,515,233) shares, respectively ]	(29,037,132)	(18,217,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,786,019)	21,167,912

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,673,487)	26,886,739
NET ASSETS:
Beginning of year	371,682,151	344,795,412

End of year	$317,008,664	$371,682,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.79		$11.60		$11.20		$9.89		$10.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		(0.05)		0.02		0.11		0.09
Net realized and unrealized gain (loss)	(1.55)		0.96		0.93		1.31		(0.61)

Total from investment operations	(1.52)		0.91		0.95		1.42		(0.52)

Less distributions:
Dividends from net investment income	(0.03)		—		(0.02)		(0.11)		(0.08)
Distributions from net realized gains	—		(0.72)		(0.53)		—		(0.04)

Total dividends and distributions	(0.03)		(0.72)		(0.55)		(0.11)		(0.12)

Net asset value, end of year	$10.24		$11.79		$11.60		$11.20		$9.89

Total return	(12.89)%		7.96%		8.53%		14.35%		(4.95)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$317,009		$371,682		$344,795		$305,532		$251,964
Ratio of expenses to average net assets:
After waivers (f)	1.17	%(j)	1.18	%(k)	1.18	%(k)	1.17	%(k)	1.17	%(k)
Before waivers (f)	1.22%		1.21%		1.22%		1.22%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.31%		(0.41)%		0.18%		1.04%		0.85%
Before waivers (f)	0.26%		(0.43)%		0.13%		0.99%		0.80%
Portfolio turnover rate^	67%		75%		90%		76%		90%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(15.73)%	3.68%
EQ/Invesco Moderate Growth Allocation Index	(15.17)	5.39
S&P 500® Index	(18.11)	11.27
Bloomberg U.S. 5-10 Year Corporate Bond Index	(13.89)	0.92

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.73)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Invesco Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. 5-10 Year Corporate Bond Index, which returned (15.17)%, (18.11)% and (13.89)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio’s equity cash allocation provided a small positive contribution to absolute return.

What hurt performance during the year:

•	The Portfolio’s U.S. large cap equities allocation was the largest detractor to absolute performance.

•	Allocations to fixed income detracted from absolute performance for the period as well.

•

Given the volatile markets seen throughout the year, the Portfolio saw frequent hedging activities, some periods longer than others. The longest period of hedging began on August 8, 2022 and lasted about 72 trading days, until November 14, 2022. The Portfolio’s volatility hedge detracted slightly from absolute performance.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

The outlook for 2023 is largely dependent on the path of monetary policy, which in turn is heavily reliant on the path of inflation. Our base case is that inflation will moderate, leading to a pause in central bank tightening in the first half of 2023. We expect a rising global risk appetite, reflecting a positive repricing of recession risks in terms of timing, duration and magnitude. In the shorter term, we expect a tug of war between “risk on” and “risk off” market environments. However, as the year unfolds, we expect risk assets to perform better, which is likely to result in better relative performance for equity markets in value-oriented regions and cyclical sectors of the stock market, as well as risky credit and investment grade credit. Currency preferences include the Australian dollar, Canadian dollar and Brazilian real as we expect the U.S. dollar to continue to weaken.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	7.41
Weighted Average Coupon (%)	3.56
Weighted Average Effective Duration (Years)*	6.11
Weighted Average Rating**	A-

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Investment Company	20.0%
Financials	18.1
Information Technology	12.1
Health Care	10.1
Communication Services	6.8
Consumer Discretionary	5.8
Industrials	5.6
Consumer Staples	5.2
Energy	5.1
Utilities	4.3
Real Estate	2.2
Materials	1.3
Exchange Traded Funds	1.1
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,013.80	$5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.43	5.83

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	18,395	$338,652
Lumen Technologies, Inc.	2,587	13,504
Verizon Communications, Inc.	10,350	407,790

		759,946

Entertainment (0.5%)
Activision Blizzard, Inc.	1,925	147,359
Electronic Arts, Inc.	769	93,956
Live Nation Entertainment, Inc.*	382	26,641
Netflix, Inc.*	1,094	322,599
Take-Two Interactive Software, Inc.*	243	25,303
Walt Disney Co. (The)*	4,497	390,699
Warner Bros Discovery, Inc.*	5,700	54,036

		1,060,593

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	14,936	1,317,803
Alphabet, Inc., Class C*	15,328	1,360,054
Match Group, Inc.*	733	30,412
Meta Platforms, Inc., Class A*	6,035	726,252

		3,434,521

Media (0.3%)
Charter Communications, Inc., Class A*	403	136,657
Comcast Corp., Class A	11,367	397,504
DISH Network Corp., Class A*	594	8,340
Fox Corp., Class A	821	24,934
Fox Corp., Class B	433	12,319
Interpublic Group of Cos., Inc. (The)	909	30,279
News Corp., Class A	960	17,472
News Corp., Class B	593	10,935
Omnicom Group, Inc.	522	42,579
Paramount Global, Class B	1,291	21,792

		702,811

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	800	112,000

Total Communication Services		6,069,871

Consumer Discretionary (3.7%)
Auto Components (0.0%)†
Aptiv plc*	681	63,422
BorgWarner, Inc.	516	20,769

		84,191

Automobiles (0.4%)
Ford Motor Co.	9,912	115,277
General Motors Co.	3,071	103,308
Tesla, Inc.*	5,788	712,966

		931,551

Distributors (0.1%)
Genuine Parts Co.	382	66,281
LKQ Corp.	826	44,117
Pool Corp.	119	35,977

		146,375

Hotels, Restaurants & Leisure (0.8%)
Booking Holdings, Inc.*	119	239,818
Caesars Entertainment, Inc.*	481	20,010
Carnival Corp.*	1,048	8,447
Chipotle Mexican Grill, Inc.*	88	122,099
Darden Restaurants, Inc.	310	42,882
Domino’s Pizza, Inc.	109	37,758
Expedia Group, Inc.*	326	28,558
Hilton Worldwide Holdings, Inc.	748	94,517
Las Vegas Sands Corp.*	867	41,677
Marriott International, Inc., Class A	681	101,394
McDonald’s Corp.	1,889	497,808
MGM Resorts International	1,399	46,908
Norwegian Cruise Line Holdings Ltd.*	542	6,634
Royal Caribbean Cruises Ltd.*	418	20,662
Starbucks Corp.	3,014	298,989
Wynn Resorts Ltd.*	243	20,040
Yum! Brands, Inc.	785	100,543

		1,728,744

Household Durables (0.2%)
DR Horton, Inc.	867	77,284
Garmin Ltd.	382	35,255
Lennar Corp., Class A	748	67,694
Mohawk Industries, Inc.*	156	15,946
Newell Brands, Inc.	1,012	13,237
NVR, Inc.*	22	101,477
PulteGroup, Inc.	671	30,551
Whirlpool Corp.	176	24,897

		366,341

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	21,049	1,768,116
eBay, Inc.	2,029	84,143
Etsy, Inc.*	299	35,814

		1,888,073

Leisure Products (0.0%)†
Hasbro, Inc.	299	18,242

Multiline Retail (0.2%)
Dollar General Corp.	681	167,696
Dollar Tree, Inc.*	583	82,459
Target Corp.	1,264	188,387

		438,542

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	176	25,877
AutoZone, Inc.*	88	217,024
Bath & Body Works, Inc.	748	31,521
Best Buy Co., Inc.	542	43,474
CarMax, Inc.*	418	25,452
Home Depot, Inc. (The)	2,752	869,247
Lowe’s Cos., Inc.	1,967	391,905
O’Reilly Automotive, Inc.*	207	174,714
Ross Stores, Inc.	909	105,507
TJX Cos., Inc. (The)	3,025	240,790
Tractor Supply Co.	299	67,266
Ulta Beauty, Inc.*	156	73,175

		2,265,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,118	$364,837
Ralph Lauren Corp.	156	16,484
Tapestry, Inc.	749	28,522
VF Corp.	785	21,674

		431,517

Total Consumer Discretionary		8,299,528

Consumer Staples (2.6%)
Beverages (0.7%)
Brown-Forman Corp., Class B	418	27,454
Coca-Cola Co. (The)	9,669	615,045
Constellation Brands, Inc., Class A	403	93,395
Keurig Dr Pepper, Inc.	1,813	64,652
Molson Coors Beverage Co., Class B	481	24,781
Monster Beverage Corp.*	950	96,454
PepsiCo, Inc.	3,500	632,310

		1,554,091

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,094	499,411
Kroger Co. (The)	2,086	92,994
Sysco Corp.	1,239	94,722
Walgreens Boots Alliance, Inc.	1,925	71,918
Walmart, Inc.	3,546	502,787

		1,261,832

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,461	135,654
Campbell Soup Co.	444	25,197
Conagra Brands, Inc.	1,239	47,949
General Mills, Inc.	1,565	131,225
Hershey Co. (The)	382	88,460
Hormel Foods Corp.	681	31,020
J M Smucker Co. (The)	326	51,658
Kellogg Co.	681	48,514
Kraft Heinz Co. (The)	1,636	66,602
Lamb Weston Holdings, Inc.	341	30,472
McCormick & Co., Inc. (Non-Voting)	610	50,563
Mondelez International, Inc., Class A	3,639	242,539
Tyson Foods, Inc., Class A	769	47,870

		997,723

Household Products (0.6%)
Church & Dwight Co., Inc.	640	51,590
Clorox Co. (The)	326	45,748
Colgate-Palmolive Co.	2,137	168,374
Kimberly-Clark Corp.	826	112,130
Procter & Gamble Co. (The)	6,304	955,434

		1,333,276

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	568	140,926

Tobacco (0.3%)
Altria Group, Inc.	4,667	213,328
Philip Morris International, Inc.	3,898	394,517

		607,845

Total Consumer Staples		5,895,693

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,760	51,973
Halliburton Co.	2,256	88,773
Schlumberger Ltd.	3,402	181,871

		322,617

Oil, Gas & Consumable Fuels (1.8%)
APA Corp.	909	42,432
Chevron Corp.	4,915	882,193
ConocoPhillips	3,577	422,086
Coterra Energy, Inc.	1,048	25,749
Devon Energy Corp.	950	58,435
Diamondback Energy, Inc.	403	55,122
EOG Resources, Inc.	1,461	189,229
EQT Corp.	991	33,526
Exxon Mobil Corp.	10,661	1,175,908
Hess Corp.	707	100,267
Kinder Morgan, Inc.	4,873	88,104
Marathon Oil Corp.	2,256	61,070
Marathon Petroleum Corp.	1,647	191,694
Occidental Petroleum Corp.	2,178	137,192
ONEOK, Inc.	1,011	66,423
Phillips 66	1,094	113,864
Pioneer Natural Resources Co.	418	95,467
Targa Resources Corp.	593	43,586
Valero Energy Corp.	1,069	135,613
Williams Cos., Inc. (The)	3,118	102,582

		4,020,542

Total Energy		4,343,159

Financials (4.4%)
Banks (1.5%)
Bank of America Corp.	21,197	702,045
Citigroup, Inc.	5,700	257,811
Citizens Financial Group, Inc.	1,115	43,897
Comerica, Inc.	403	26,941
Fifth Third Bancorp	1,813	59,484
First Republic Bank	444	54,119
Huntington Bancshares, Inc.	2,762	38,944
JPMorgan Chase & Co.	8,069	1,082,053
KeyCorp	2,550	44,421
M&T Bank Corp.	460	66,728
PNC Financial Services Group, Inc. (The)	1,125	177,682
Regions Financial Corp.	2,411	51,981
Signature Bank	176	20,279
SVB Financial Group*	156	35,902
Truist Financial Corp.	3,458	148,798
US Bancorp	3,639	158,697
Wells Fargo & Co.	10,056	415,212
Zions Bancorp NA	433	21,286

		3,406,280

Capital Markets (1.1%)
Ameriprise Financial, Inc.	326	101,507
Bank of New York Mellon Corp. (The)	2,137	97,276
BlackRock, Inc.	310	219,675
Cboe Global Markets, Inc.	310	38,896
Charles Schwab Corp. (The)	2,911	242,370
CME Group, Inc.	877	147,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	109	$43,732
Franklin Resources, Inc.	722	19,046
Goldman Sachs Group, Inc. (The)	790	271,270
Intercontinental Exchange, Inc.	1,461	149,884
MarketAxess Holdings, Inc.	119	33,188
Moody’s Corp.	403	112,284
Morgan Stanley	3,789	322,141
MSCI, Inc.	222	103,268
Nasdaq, Inc.	754	46,258
Northern Trust Corp.	522	46,192
Raymond James Financial, Inc.	481	51,395
S&P Global, Inc.	909	304,460
State Street Corp.	909	70,511
T. Rowe Price Group, Inc.	583	63,582

		2,484,411

Consumer Finance (0.2%)
American Express Co.	1,647	243,344
Capital One Financial Corp.	1,188	110,436
Discover Financial Services	800	78,264
Synchrony Financial	1,482	48,699

		480,743

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	4,936	1,524,731

Insurance (0.9%)
Aflac, Inc.	1,859	133,736
Allstate Corp. (The)	800	108,480
American International Group, Inc.	2,137	135,144
Aon plc, Class A	610	183,085
Arch Capital Group Ltd.*	1,028	64,538
Arthur J Gallagher & Co.	455	85,786
Assurant, Inc.	176	22,010
Brown & Brown, Inc.	666	37,942
Chubb Ltd.	1,151	253,911
Cincinnati Financial Corp.	336	34,403
Everest Re Group Ltd.	78	25,839
Globe Life, Inc.	299	36,044
Hartford Financial Services Group, Inc. (The)	919	69,688
Lincoln National Corp.	542	16,650
Loews Corp.	640	37,331
Marsh & McLennan Cos., Inc.	1,291	213,635
MetLife, Inc.	2,013	145,681
Principal Financial Group, Inc.	610	51,191
Progressive Corp. (The)	1,404	182,113
Prudential Financial, Inc.	1,011	100,554
Travelers Cos., Inc. (The)	681	127,681
W R Berkley Corp.	666	48,332
Willis Towers Watson plc	326	79,733

		2,193,507

Total Financials		10,089,672

Health Care (5.8%)
Biotechnology (0.9%)
AbbVie, Inc.	4,455	719,973
Amgen, Inc.	1,482	389,233
Biogen, Inc.*	454	125,722
Gilead Sciences, Inc.	3,118	267,680
Incyte Corp.*	444	35,662
Moderna, Inc.*	769	138,128
Regeneron Pharmaceuticals, Inc.*	207	149,348
Vertex Pharmaceuticals, Inc.*	640	184,819

		2,010,565

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	4,486	492,518
Align Technology, Inc.*	207	43,656
Baxter International, Inc.	1,291	65,802
Becton Dickinson and Co.	681	173,178
Boston Scientific Corp.*	3,577	165,508
Cooper Cos., Inc. (The)	156	51,585
Dentsply Sirona, Inc.	640	20,378
Dexcom, Inc.*	919	104,068
Edwards Lifesciences Corp.*	1,595	119,003
Hologic, Inc.*	707	52,891
IDEXX Laboratories, Inc.*	243	99,134
Intuitive Surgical, Inc.*	919	243,857
Medtronic plc	3,402	264,403
ResMed, Inc.	382	79,506
STERIS plc	222	41,001
Stryker Corp.	800	195,592
Teleflex, Inc.	156	38,942
Zimmer Biomet Holdings, Inc.	491	62,602

		2,313,624

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	382	63,301
Cardinal Health, Inc.	800	61,496
Centene Corp.*	1,497	122,769
Cigna Corp.	986	326,701
CVS Health Corp.	3,262	303,986
DaVita, Inc.*	243	18,145
Elevance Health, Inc.	640	328,301
HCA Healthcare, Inc.	681	163,413
Henry Schein, Inc.*	326	26,038
Humana, Inc.	336	172,096
Laboratory Corp. of America Holdings	243	57,222
McKesson Corp.	454	170,304
Molina Healthcare, Inc.*	156	51,514
Quest Diagnostics, Inc.	326	50,999
UnitedHealth Group, Inc.	2,406	1,275,613
Universal Health Services, Inc., Class B	212	29,869

		3,221,767

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	785	117,475
Bio-Rad Laboratories, Inc., Class A*	63	26,491
Bio-Techne Corp.	393	32,572
Charles River Laboratories International, Inc.*	134	29,199
Danaher Corp.	1,611	427,592
Illumina, Inc.*	382	77,240
IQVIA Holdings, Inc.*	455	93,225
Mettler-Toledo International, Inc.*	78	112,745
PerkinElmer, Inc.	326	45,712
Thermo Fisher Scientific, Inc.	1,011	556,747
Waters Corp.*	207	70,914
West Pharmaceutical Services, Inc.	181	42,598

		1,632,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	5,901	$424,577
Catalent, Inc.*	403	18,139
Eli Lilly and Co.	2,107	770,825
Johnson & Johnson	6,614	1,168,363
Merck & Co., Inc.	6,479	718,845
Organon & Co.	640	17,875
Pfizer, Inc.	13,949	714,747
Viatris, Inc.	3,118	34,703
Zoetis, Inc.	1,162	170,291

		4,038,365

Total Health Care		13,216,831

Industrials (3.2%)
Aerospace & Defense (0.7%)
Boeing Co. (The)*	1,322	251,828
General Dynamics Corp.	583	144,648
Howmet Aerospace, Inc.	960	37,833
Huntington Ingalls Industries, Inc.	98	22,607
L3Harris Technologies, Inc.	568	118,263
Lockheed Martin Corp.	640	311,354
Northrop Grumman Corp.	403	219,881
Raytheon Technologies Corp.	3,639	367,248
Textron, Inc.	568	40,214
TransDigm Group, Inc.	134	84,373

		1,598,249

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	382	34,976
Expeditors International of Washington, Inc.	444	46,141
FedEx Corp.	610	105,652
United Parcel Service, Inc., Class B	1,760	305,958

		492,727

Airlines (0.1%)
Alaska Air Group, Inc.*	305	13,097
American Airlines Group, Inc.*	1,079	13,725
Delta Air Lines, Inc.*	1,461	48,008
Southwest Airlines Co.*	1,162	39,125
United Airlines Holdings, Inc.*	593	22,356

		136,311

Building Products (0.2%)
A O Smith Corp.	403	23,068
Allegion plc	243	25,578
Carrier Global Corp.	2,029	83,696
Johnson Controls International plc	2,024	129,536
Masco Corp.	749	34,956
Trane Technologies plc	610	102,535

		399,369

Commercial Services & Supplies (0.2%)
Cintas Corp.	207	93,485
Copart, Inc.*	955	58,150
Republic Services, Inc.	542	69,912
Rollins, Inc.	522	19,074
Waste Management, Inc.	960	150,605

		391,226

Construction & Engineering (0.0%)†
Quanta Services, Inc.	326	46,455

Electrical Equipment (0.2%)
AMETEK, Inc.	610	85,229
Eaton Corp. plc	1,074	168,564
Emerson Electric Co.	1,482	142,361
Generac Holdings, Inc.*	156	15,703
Rockwell Automation, Inc.	310	79,847

		491,704

Industrial Conglomerates (0.3%)
3M Co.	1,404	168,368
General Electric Co.	2,773	232,349
Honeywell International, Inc.	1,807	387,240

		787,957

Machinery (0.7%)
Caterpillar, Inc.	1,404	336,342
Cummins, Inc.	418	101,277
Deere & Co.	790	338,720
Dover Corp.	382	51,727
Fortive Corp.	785	50,436
IDEX Corp.	222	50,689
Illinois Tool Works, Inc.	733	161,480
Ingersoll Rand, Inc.	522	27,275
Nordson Corp.	124	29,477
Otis Worldwide Corp.	1,011	79,172
PACCAR, Inc.	867	85,807
Parker-Hannifin Corp.	326	94,866
Pentair plc	491	22,085
Snap-on, Inc.	156	35,645
Stanley Black & Decker, Inc.	403	30,273
Westinghouse Air Brake Technologies Corp.	481	48,009
Xylem, Inc.	481	53,184

		1,596,464

Professional Services (0.1%)
CoStar Group, Inc.*	16	1,236
Equifax, Inc.	310	60,252
Jacobs Solutions, Inc.	336	40,344
Leidos Holdings, Inc.	326	34,292
Robert Half International, Inc.	336	24,807
Verisk Analytics, Inc.	403	71,097

		232,028

Road & Rail (0.4%)
CSX Corp.	6,067	187,956
JB Hunt Transport Services, Inc.	243	42,369
Norfolk Southern Corp.	681	167,812
Old Dominion Freight Line, Inc.	305	86,553
Union Pacific Corp.	1,760	364,443

		849,133

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,404	66,437
United Rentals, Inc.*	207	73,572
WW Grainger, Inc.	119	66,194

		206,203

Total Industrials		7,227,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Information Technology (9.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	610	$74,023
Cisco Systems, Inc.	10,639	506,842
F5, Inc.*	156	22,388
Juniper Networks, Inc.	785	25,089
Motorola Solutions, Inc.	403	103,857

		732,199

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,471	112,002
CDW Corp.	382	68,217
Corning, Inc.	1,957	62,506
Keysight Technologies, Inc.*	455	77,837
TE Connectivity Ltd.	851	97,695
Teledyne Technologies, Inc.*	134	53,588
Trimble, Inc.*	578	29,224
Zebra Technologies Corp., Class A*	134	34,359

		535,428

IT Services (1.6%)
Accenture plc, Class A	1,580	421,607
Akamai Technologies, Inc.*	455	38,357
Automatic Data Processing, Inc.	1,094	261,313
Broadridge Financial Solutions, Inc.	243	32,594
Cognizant Technology Solutions Corp., Class A	1,404	80,295
DXC Technology Co.*	722	19,133
EPAM Systems, Inc.*	156	51,127
Fidelity National Information Services, Inc.	1,538	104,353
Fiserv, Inc.*	1,404	141,902
FleetCor Technologies, Inc.*	243	44,634
Gartner, Inc.*	243	81,682
Global Payments, Inc.	748	74,291
International Business Machines Corp.	2,190	308,549
Jack Henry & Associates, Inc.	207	36,341
Mastercard, Inc., Class A	2,231	775,786
Paychex, Inc.	785	90,715
PayPal Holdings, Inc.*	2,963	211,025
VeriSign, Inc.*	243	49,922
Visa, Inc., Class A	4,316	896,692

		3,720,318

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	3,738	242,110
Analog Devices, Inc.	1,378	226,033
Applied Materials, Inc.	2,256	219,689
Broadcom, Inc.	1,011	565,280
Enphase Energy, Inc.*	310	82,138
First Solar, Inc.*	270	40,443
Intel Corp.	11,207	296,201
KLA Corp.	403	151,943
Lam Research Corp.	382	160,555
Microchip Technology, Inc.	1,130	79,383
Micron Technology, Inc.	2,752	137,545
Monolithic Power Systems, Inc.	119	42,080
NVIDIA Corp.	6,165	900,953
NXP Semiconductors NV	712	112,517
ON Semiconductor Corp.*	1,038	64,740
Qorvo, Inc.*	326	29,549
QUALCOMM, Inc.	3,071	337,626
Skyworks Solutions, Inc.	444	40,462
SolarEdge Technologies, Inc.*	134	37,958
Teradyne, Inc.	444	38,783
Texas Instruments, Inc.	2,355	389,093

		4,195,081

Software (3.1%)
Adobe, Inc.*	1,223	411,576
ANSYS, Inc.*	222	53,633
Autodesk, Inc.*	542	101,283
Cadence Design Systems, Inc.*	722	115,982
Ceridian HCM Holding, Inc.*	341	21,875
Fortinet, Inc.*	1,621	79,251
Gen Digital, Inc.	1,461	31,309
Intuit, Inc.	640	249,101
Microsoft Corp.	19,263	4,619,653
Oracle Corp.	5,525	451,613
Paycom Software, Inc.*	134	41,582
PTC, Inc.*	248	29,770
Roper Technologies, Inc.	243	104,998
Salesforce, Inc.*	2,190	290,372
ServiceNow, Inc.*	542	210,442
Synopsys, Inc.*	382	121,969
Tyler Technologies, Inc.*	109	35,143

		6,969,552

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	42,773	5,557,496
Hewlett Packard Enterprise Co.	3,262	52,061
HP, Inc.	3,820	102,643
NetApp, Inc.	610	36,637
Seagate Technology Holdings plc	583	30,672
Western Digital Corp.*	769	24,262

		5,803,771

Total Information Technology		21,956,349

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	568	175,092
Albemarle Corp.	326	70,696
Celanese Corp.	326	33,330
CF Industries Holdings, Inc.	593	50,524
Corteva, Inc.	1,993	117,149
Dow, Inc.	1,848	93,121
DuPont de Nemours, Inc.	892	61,218
Eastman Chemical Co.	341	27,771
Ecolab, Inc.	640	93,158
FMC Corp.	326	40,685
International Flavors & Fragrances, Inc.	996	104,421
Linde plc	1,322	431,210
LyondellBasell Industries NV, Class A	681	56,543
Mosaic Co. (The)	986	43,256
PPG Industries, Inc.	610	76,701
Sherwin-Williams Co. (The)	640	151,891

		1,626,766

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	156	52,723
Vulcan Materials Co.	326	57,086

		109,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	4,120	$49,070
Avery Dennison Corp.	222	40,182
Ball Corp.	800	40,912
International Paper Co.	919	31,825
Packaging Corp. of America	243	31,082
Sealed Air Corp.	326	16,261
Westrock Co.	707	24,858

		234,190

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	3,923	149,074
Newmont Corp.	2,024	95,533
Nucor Corp.	748	98,594
Steel Dynamics, Inc.	425	41,522

		384,723

Total Materials		2,355,488

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	310	45,158
American Tower Corp. (REIT)	1,094	231,775
AvalonBay Communities, Inc. (REIT)	382	61,701
Boston Properties, Inc. (REIT)	336	22,707
Camden Property Trust (REIT)	284	31,774
Crown Castle, Inc. (REIT)	1,028	139,438
Digital Realty Trust, Inc. (REIT)	491	49,232
Equinix, Inc. (REIT)	222	145,417
Equity Residential (REIT)	909	53,631
Essex Property Trust, Inc. (REIT)	176	37,298
Extra Space Storage, Inc. (REIT)	310	45,626
Federal Realty Investment Trust (REIT)	207	20,915
Healthpeak Properties, Inc. (REIT)	1,291	32,365
Host Hotels & Resorts, Inc. (REIT)	1,993	31,988
Invitation Homes, Inc. (REIT)	42	1,245
Iron Mountain, Inc. (REIT)	785	39,132
Kimco Realty Corp. (REIT)	960	20,333
Mid-America Apartment Communities, Inc. (REIT)	310	48,667
Prologis, Inc. (REIT)	2,071	233,464
Public Storage (REIT)	382	107,033
Realty Income Corp. (REIT)	800	50,744
Regency Centers Corp. (REIT)	403	25,187
SBA Communications Corp. (REIT)	243	68,115
Simon Property Group, Inc. (REIT)	769	90,342
UDR, Inc. (REIT)	681	26,375
Ventas, Inc. (REIT)	909	40,950
VICI Properties, Inc. (REIT)	2,256	73,094
Vornado Realty Trust (REIT)	433	9,011
Welltower, Inc. (REIT)	986	64,632
Weyerhaeuser Co. (REIT)	1,813	56,203

		1,903,552

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	877	67,494

Total Real Estate		1,971,046

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	640	35,334
American Electric Power Co., Inc.	1,254	119,067
Constellation Energy Corp.	821	70,778
Duke Energy Corp.	1,807	186,103
Edison International	909	57,831
Entergy Corp.	491	55,238
Evergy, Inc.	640	40,275
Eversource Energy	785	65,814
Exelon Corp.	2,458	106,259
FirstEnergy Corp.	1,347	56,493
NextEra Energy, Inc.	4,946	413,486
NRG Energy, Inc.	640	20,365
PG&E Corp.*	4,517	73,446
Pinnacle West Capital Corp.	299	22,736
PPL Corp.	1,786	52,187
Southern Co. (The)	2,602	185,809
Xcel Energy, Inc.	1,322	92,686

		1,653,907

Gas Utilities (0.0%)†
Atmos Energy Corp.	310	34,742

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,580	45,441

Multi-Utilities (0.3%)
Ameren Corp.	610	54,241
CenterPoint Energy, Inc.	1,347	40,396
CMS Energy Corp.	733	46,421
Consolidated Edison, Inc.	851	81,109
Dominion Energy, Inc.	2,024	124,112
DTE Energy Co.	481	56,532
NiSource, Inc.	950	26,049
Public Service Enterprise Group, Inc.	1,239	75,913
Sempra Energy	707	109,260
WEC Energy Group, Inc.	785	73,602

		687,635

Water Utilities (0.1%)
American Water Works Co., Inc.	444	67,674

Total Utilities		2,489,399

Total Common Stocks (36.9%) (Cost $79,699,661)		83,914,862

EXCHANGE TRADED FUNDS (ETF):
Equity (1.1%)
iShares Core S&P 500 ETF	5,799	2,228,034
iShares Core S&P Mid-Cap ETF	787	190,367
iShares MSCI EAFE ETF	1,040	68,266
iShares Russell 2000 ETF	378	65,908

Total Exchange Traded Funds (1.1%) (Cost $2,433,580)		2,552,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.7%)
Communication Services (4.1%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.
1.650%, 2/1/28	$100,000	$84,714
4.350%, 3/1/29	400,000	381,706
4.300%, 2/15/30	500,000	472,163
2.750%, 6/1/31	200,000	166,391
British Telecommunications plc 9.625%, 12/15/30 (e)	175,000	209,781
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	300,000	354,544
Verizon Communications, Inc.
4.329%, 9/21/28	600,000	579,094
4.016%, 12/3/29	620,000	580,439
3.150%, 3/22/30	125,000	110,730
2.550%, 3/21/31	500,000	412,700
2.355%, 3/15/32	550,000	434,881

		3,787,143

Entertainment (0.5%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	92,245
2.650%, 1/13/31	400,000	342,866
Warnermedia Holdings, Inc. 4.279%, 3/15/32§	1,000,000	821,265

		1,256,376

Media (1.1%)
Charter Communications Operating LLC
5.050%, 3/30/29	300,000	283,125
2.800%, 4/1/31	375,000	291,941
Comcast Corp.
3.150%, 2/15/28	300,000	277,045
4.150%, 10/15/28	690,000	662,935
3.400%, 4/1/30	225,000	205,691
4.250%, 10/15/30	200,000	192,325
Discovery Communications LLC 3.950%, 3/20/28	186,000	165,475
Paramount Global
7.875%, 7/30/30	100,000	107,023
4.950%, 1/15/31	250,000	223,060

		2,408,620

Wireless Telecommunication Services (0.8%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,220,000	1,110,720
2.550%, 2/15/31	970,000	796,068

		1,906,788

Total Communication Services		9,358,927

Consumer Discretionary (2.1%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	200,000	192,008
5.600%, 10/15/32	300,000	280,093

		472,101

Hotels, Restaurants & Leisure (0.7%)
Expedia Group, Inc.
3.800%, 2/15/28	100,000	91,666
3.250%, 2/15/30	190,000	161,808
Marriott International, Inc. Series FF 4.625%, 6/15/30	134,000	125,686
McDonald’s Corp.
3.800%, 4/1/28	100,000	95,869
2.625%, 9/1/29	150,000	131,847
2.125%, 3/1/30	150,000	125,791
3.600%, 7/1/30	200,000	184,013
Starbucks Corp.
3.550%, 8/15/29	345,000	319,185
2.550%, 11/15/30	250,000	211,049

		1,446,914

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	371,910
3.600%, 4/13/32	300,000	276,321

		648,231

Multiline Retail (0.1%)
Target Corp. 4.500%, 9/15/32	200,000	195,289

Specialty Retail (0.8%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	192,838
2.950%, 6/15/29	400,000	362,966
2.700%, 4/15/30	200,000	173,857
3.250%, 4/15/32	170,000	151,778
Lowe’s Cos., Inc.
3.650%, 4/5/29	350,000	324,572
1.700%, 10/15/30	175,000	137,591
2.625%, 4/1/31	390,000	323,429
3.750%, 4/1/32	200,000	178,690

		1,845,721

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc. 2.850%, 3/27/30	50,000	44,819

Total Consumer Discretionary		4,653,075

Consumer Staples (2.6%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	300,000	286,663
4.750%, 1/23/29	600,000	594,175
4.900%, 1/23/31	140,000	140,208
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	146,171
1.650%, 6/1/30	250,000	205,152
1.375%, 3/15/31	320,000	250,990
2.250%, 1/5/32	100,000	84,113
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	154,005
2.250%, 8/1/31	250,000	198,418
Keurig Dr Pepper, Inc. 4.597%, 5/25/28	201,000	197,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
PepsiCo, Inc.
2.750%, 3/19/30	$300,000	$266,827
1.625%, 5/1/30	175,000	143,151
3.900%, 7/18/32	400,000	379,252

		3,046,449

Food & Staples Retailing (0.5%)
Costco Wholesale Corp. 1.600%, 4/20/30	163,000	133,996
Kroger Co. (The)
4.500%, 1/15/29	100,000	96,580
2.200%, 5/1/30	100,000	81,395
Sysco Corp. 2.400%, 2/15/30	150,000	125,230
Walmart, Inc.
3.700%, 6/26/28	375,000	362,395
1.800%, 9/22/31	480,000	392,685

		1,192,281

Food Products (0.2%)
Conagra Brands, Inc. 4.850%, 11/1/28	206,000	201,019
General Mills, Inc. 4.200%, 4/17/28	200,000	193,835
Unilever Capital Corp. 3.500%, 3/22/28	200,000	188,938

		583,792

Household Products (0.2%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	220,000	201,143
1.200%, 10/29/30	200,000	157,499

		358,642

Tobacco (0.4%)
Altria Group, Inc. 4.800%, 2/14/29	260,000	250,425
BAT Capital Corp.
2.259%, 3/25/28	100,000	83,274
2.726%, 3/25/31	440,000	341,023
Philip Morris International, Inc. 3.375%, 8/15/29	164,000	148,134

		822,856

Total Consumer Staples		6,004,020

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	400,000	386,642
1.749%, 8/10/30	155,000	123,998
2.721%, 1/12/32	420,000	351,034
Cheniere Energy Partners LP 4.500%, 10/1/29	219,000	197,632
Chevron Corp. 2.236%, 5/11/30	220,000	188,768
ConocoPhillips Co. 6.950%, 4/15/29	370,000	409,345
Energy Transfer LP
4.950%, 6/15/28	100,000	96,495
5.250%, 4/15/29	350,000	339,660
3.750%, 5/15/30	280,000	247,877
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	189,642
2.800%, 1/31/30	250,000	213,005
Exxon Mobil Corp.
3.482%, 3/19/30	300,000	280,184
2.610%, 10/15/30	325,000	284,707
Kinder Morgan, Inc.
4.300%, 3/1/28	350,000	335,474
2.000%, 2/15/31	100,000	77,633
7.750%, 1/15/32	100,000	113,202
MPLX LP
4.000%, 3/15/28	355,000	330,928
2.650%, 8/15/30	325,000	264,676
ONEOK, Inc.
4.550%, 7/15/28	200,000	188,881
3.100%, 3/15/30	125,000	104,858
6.350%, 1/15/31	100,000	102,236
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	150,000	141,103
4.500%, 5/15/30	285,000	265,346
Targa Resources Partners LP
5.500%, 3/1/30	200,000	187,684
4.875%, 2/1/31	300,000	270,602
TotalEnergies Capital International SA
3.455%, 2/19/29	200,000	186,397
2.829%, 1/10/30	205,000	180,746
TransCanada PipeLines Ltd.
4.250%, 5/15/28	200,000	189,963
4.100%, 4/15/30	180,000	165,881
Valero Energy Corp.
2.800%, 12/1/31	200,000	163,765
7.500%, 4/15/32	150,000	169,845
Williams Cos., Inc. (The)
2.600%, 3/15/31	450,000	366,439
4.650%, 8/15/32	250,000	233,778

Total Energy		7,348,426

Financials (13.7%)
Banks (9.0%)
Banco Santander SA
4.379%, 4/12/28	400,000	372,374
2.749%, 12/3/30	200,000	152,094
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	975,000	884,648
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	500,000	405,667
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	200,000	154,199
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	882,168
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	325,000	251,475
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	914,428
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	948,924
Barclays plc 4.836%, 5/9/28	200,000	184,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	$400,000	$374,943
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	194,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	200,000	209,591
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	850,000	782,434
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	850,000	688,420
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	203,017
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	601,590
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	550,000	507,953
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	400,000	351,162
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	550,000	426,253
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	200,000	185,035
ING Groep NV 4.550%, 10/2/28	300,000	286,965
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	560,000	527,218
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	700,000	586,965
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	800,000	643,373
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	650,000	531,639
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	900,000	852,345
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	800,000	786,851
Lloyds Banking Group plc 4.375%, 3/22/28	200,000	189,184
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	184,282
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	300,788
3.195%, 7/18/29	400,000	352,802
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	383,553
Mizuho Financial Group, Inc. 4.018%, 3/5/28	500,000	470,948
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)	400,000	377,217
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	228,872
2.550%, 1/22/30	270,000	228,832
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	400,000	329,452
3.040%, 7/16/29	450,000	390,693
2.130%, 7/8/30	200,000	158,843
Toronto-Dominion Bank (The) 4.456%, 6/8/32	100,000	95,337
Truist Financial Corp. 3.875%, 3/19/29	100,000	92,303
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	150,000	126,405
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	100,000	93,975
US Bancorp 1.375%, 7/22/30	200,000	155,173
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	200,000	190,450
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	156,258
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	555,000	473,504
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	530,000	448,268
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	600,000	569,639
Westpac Banking Corp.
2.650%, 1/16/30	200,000	174,177
2.150%, 6/3/31	150,000	124,454
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34 (k)	400,000	343,862

		20,530,039

Capital Markets (3.1%)
Bank of New York Mellon Corp. (The)
3.850%, 4/28/28	200,000	191,522
3.300%, 8/23/29	200,000	179,447
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33 (k)	100,000	104,372
BlackRock, Inc. 1.900%, 1/28/31	173,000	140,726
Charles Schwab Corp. (The)
2.000%, 3/20/28	300,000	263,867
3.250%, 5/22/29	150,000	136,180
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	500,000	402,719
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	400,000	371,852
3.800%, 3/15/30	450,000	405,330
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	510,000	406,578
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	505,833
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	200,000	162,608
Intercontinental Exchange, Inc. 4.350%, 6/15/29	120,000	116,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	$500,000	$467,957
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	600,000	497,304
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	700,000	611,273
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	800,000	611,655
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	523,014
Nomura Holdings, Inc. 3.103%, 1/16/30	400,000	334,959
S&P Global, Inc.
2.700%, 3/1/29§	200,000	176,384
2.900%, 3/1/32§	450,000	384,397
State Street Corp. 2.400%, 1/24/30	165,000	140,402

		7,134,707

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	400,000	335,824
3.300%, 1/30/32	500,000	390,612
Ally Financial, Inc.
2.200%, 11/2/28	60,000	46,945
8.000%, 11/1/31	100,000	103,449
Capital One Financial Corp.
3.800%, 1/31/28	325,000	304,652
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	200,000	172,354
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	100,000	92,789
General Motors Financial Co., Inc. 3.600%, 6/21/30	300,000	253,194
John Deere Capital Corp. 1.450%, 1/15/31	130,000	101,880
Toyota Motor Credit Corp.
4.450%, 6/29/29	300,000	294,818
3.375%, 4/1/30	490,000	446,364

		2,542,881

Diversified Financial Services (0.3%)
Shell International Finance BV
3.875%, 11/13/28	200,000	192,947
2.375%, 11/7/29	240,000	208,347
2.750%, 4/6/30	200,000	176,396

		577,690

Insurance (0.2%)
Aon Corp. 2.800%, 5/15/30	300,000	256,447
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	180,000	174,825

		431,272

Total Financials		31,216,589

Health Care (4.3%)
Biotechnology (0.6%)
AbbVie, Inc.
4.250%, 11/14/28	300,000	290,644
3.200%, 11/21/29	550,000	496,914
Amgen, Inc.
4.050%, 8/18/29	300,000	281,714
2.300%, 2/25/31	500,000	409,504

		1,478,776

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	85,418
2.539%, 2/1/32	280,000	223,517
Becton Dickinson and Co. 1.957%, 2/11/31	50,000	39,741

		348,676

Health Care Providers & Services (2.4%)
Centene Corp.
2.450%, 7/15/28	200,000	168,668
4.625%, 12/15/29	1,330,000	1,215,327
Cigna Corp. 4.375%, 10/15/28	470,000	454,421
CVS Health Corp.
4.300%, 3/25/28	625,000	604,138
3.250%, 8/15/29	300,000	269,364
Elevance Health, Inc.
2.550%, 3/15/31	200,000	168,248
4.100%, 5/15/32	50,000	46,676
5.500%, 10/15/32	400,000	411,142
HCA, Inc.
4.125%, 6/15/29	465,000	422,360
3.500%, 9/1/30	530,000	456,696
3.625%, 3/15/32§	300,000	253,598
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	206,243
2.300%, 5/15/31	375,000	313,175
4.200%, 5/15/32	400,000	381,845

		5,371,901

Pharmaceuticals (1.1%)
Astrazeneca Finance LLC 1.750%, 5/28/28	150,000	128,933
AstraZeneca plc 1.375%, 8/6/30	150,000	118,911
Bristol-Myers Squibb Co.
3.400%, 7/26/29	439,000	408,807
2.950%, 3/15/32	200,000	174,181
Johnson & Johnson
2.900%, 1/15/28	100,000	93,309
1.300%, 9/1/30	150,000	120,895
Merck & Co., Inc.
3.400%, 3/7/29	231,000	215,326
2.150%, 12/10/31	220,000	179,680
Novartis Capital Corp. 2.200%, 8/14/30	75,000	63,711
Pfizer, Inc.
3.450%, 3/15/29	350,000	330,282
2.625%, 4/1/30	350,000	307,682
Takeda Pharmaceutical Co. Ltd. 2.050%, 3/31/30	400,000	327,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Viatris, Inc. 2.700%, 6/22/30	$75,000	$58,609

		2,527,680

Total Health Care		9,727,033

Industrials (2.4%)
Aerospace & Defense (1.1%)
Boeing Co. (The) 5.150%, 5/1/30	1,100,000	1,072,284
General Dynamics Corp.
3.750%, 5/15/28	100,000	95,414
3.625%, 4/1/30	150,000	140,217
L3Harris Technologies, Inc.
4.400%, 6/15/28	150,000	144,883
4.400%, 6/15/28	200,000	192,884
Northrop Grumman Corp. 3.250%, 1/15/28	300,000	278,580
Raytheon Technologies Corp.
4.125%, 11/16/28	480,000	460,805
2.250%, 7/1/30	250,000	208,682

		2,593,749

Air Freight & Logistics (0.3%)
FedEx Corp.
3.100%, 8/5/29	200,000	176,649
2.400%, 5/15/31	250,000	202,897
United Parcel Service, Inc. 4.450%, 4/1/30	200,000	197,225

		576,771

Building Products (0.1%)
Carrier Global Corp. 2.722%, 2/15/30	300,000	253,418

Industrial Conglomerates (0.3%)
3M Co.
3.375%, 3/1/29	150,000	138,282
2.375%, 8/26/29	100,000	85,173
General Electric Co. 6.750%, 3/15/32	160,000	177,722
Honeywell International, Inc.
1.950%, 6/1/30	320,000	263,837
1.750%, 9/1/31	100,000	79,415

		744,429

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	275,000	286,027
3.100%, 4/15/30	500,000	449,209

		735,236

Road & Rail (0.3%)
Union Pacific Corp.
3.700%, 3/1/29	315,000	297,874
2.375%, 5/20/31	120,000	101,404
2.800%, 2/14/32	200,000	172,944

		572,222

Trading Companies & Distributors (0.0%)†
Air Lease Corp. 3.000%, 2/1/30	100,000	83,332

Total Industrials		5,559,157

Information Technology (2.5%)
Communications Equipment (0.1%)
Motorola Solutions, Inc. 4.600%, 5/23/29	200,000	190,747

IT Services (0.7%)
Fiserv, Inc.
4.200%, 10/1/28	100,000	94,908
3.500%, 7/1/29	425,000	383,721
Global Payments, Inc. 3.200%, 8/15/29	125,000	106,936
International Business Machines Corp. 3.500%, 5/15/29	450,000	415,497
Mastercard, Inc.
2.950%, 6/1/29	125,000	113,142
3.350%, 3/26/30	200,000	183,155
PayPal Holdings, Inc. 2.850%, 10/1/29	209,000	182,479
Visa, Inc. 2.050%, 4/15/30	75,000	63,330

		1,543,168

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
4.750%, 4/15/29	300,000	286,981
4.150%, 11/15/30	200,000	179,185
2.450%, 2/15/31§	500,000	395,389
Intel Corp.
2.450%, 11/15/29	100,000	86,037
3.900%, 3/25/30	175,000	164,581
NVIDIA Corp. 2.850%, 4/1/30	100,000	87,641
QUALCOMM, Inc. 1.650%, 5/20/32	150,000	116,235

		1,316,049

Software (0.6%)
Oracle Corp.
2.950%, 4/1/30	300,000	256,622
2.875%, 3/25/31	300,000	249,908
6.250%, 11/9/32	325,000	340,280
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	173,710
1.750%, 2/15/31	200,000	153,974
Salesforce, Inc.
3.700%, 4/11/28	125,000	119,844
1.950%, 7/15/31	100,000	80,198

		1,374,536

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
1.200%, 2/8/28	500,000	424,857
1.400%, 8/5/28	450,000	382,025
1.250%, 8/20/30	50,000	39,558
1.650%, 2/8/31	250,000	201,852
Dell International LLC 5.300%, 10/1/29	50,000	48,815
HP, Inc. 4.000%, 4/15/29	92,000	84,440

		1,181,547

Total Information Technology		5,606,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co. (The)
7.375%, 11/1/29	$75,000	$83,730
2.100%, 11/15/30	100,000	80,750

		164,480

Containers & Packaging (0.1%)
WRKCo., Inc. 4.900%, 3/15/29	380,000	366,838

Metals & Mining (0.1%)
Freeport-McMoRan, Inc. 4.625%, 8/1/30	270,000	250,339

Total Materials		781,657

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT) 3.950%, 1/15/28	65,000	61,094
American Tower Corp. (REIT)
3.600%, 1/15/28	150,000	138,136
3.800%, 8/15/29	300,000	273,008
1.875%, 10/15/30	110,000	85,107
AvalonBay Communities, Inc. (REIT) 2.050%, 1/15/32	110,000	86,738
Boston Properties LP (REIT) 3.250%, 1/30/31	100,000	82,791
Crown Castle, Inc. (REIT)
3.800%, 2/15/28	225,000	209,118
2.250%, 1/15/31	250,000	201,551
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	274,838
3.900%, 4/15/32	150,000	133,765
Prologis LP (REIT) 2.250%, 4/15/30	300,000	251,682
Realty Income Corp. (REIT) 3.250%, 1/15/31	150,000	130,393
Simon Property Group LP (REIT)
1.750%, 2/1/28	200,000	170,312
2.450%, 9/13/29	200,000	167,755
Ventas Realty LP (REIT) 4.400%, 1/15/29	100,000	93,408
VICI Properties LP (REIT) 5.125%, 5/15/32	350,000	323,680
Welltower, Inc. (REIT) 2.800%, 6/1/31	400,000	319,703

Total Real Estate		3,003,079

Utilities (3.2%)
Electric Utilities (2.7%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	155,933
Series J 4.300%, 12/1/28	225,000	215,056
Appalachian Power Co. Series AA 2.700%, 4/1/31	200,000	165,310
Duke Energy Carolinas LLC 3.950%, 11/15/28	100,000	96,007
Duke Energy Corp.
4.300%, 3/15/28	400,000	384,792
2.450%, 6/1/30	455,000	375,717
2.550%, 6/15/31	400,000	327,859
4.500%, 8/15/32	580,000	547,582
Entergy Corp.
1.900%, 6/15/28	300,000	253,976
2.800%, 6/15/30	290,000	244,627
Eversource Energy Series R 1.650%, 8/15/30	400,000	312,142
Exelon Corp.
4.050%, 4/15/30	150,000	139,380
3.350%, 3/15/32§	250,000	217,733
Georgia Power Co. 4.700%, 5/15/32	250,000	241,404
Nevada Power Co. Series CC 3.700%, 5/1/29	80,000	74,841
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	1,080,000	892,218
Pacific Gas and Electric Co.
4.550%, 7/1/30	425,000	386,880
2.500%, 2/1/31	200,000	155,852
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	119,905
Southern California Edison Co. 2.250%, 6/1/30	200,000	165,007
Southern Co. (The)
Series A 3.700%, 4/30/30	285,000	258,140
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	299,450
4.600%, 6/1/32	100,000	95,314

		6,125,125

Multi-Utilities (0.5%)
Ameren Corp. 3.500%, 1/15/31	150,000	132,461
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	80,000	74,283
3.700%, 7/15/30	150,000	138,090
Dominion Energy, Inc. 4.250%, 6/1/28	175,000	167,186
Series C 3.375%, 4/1/30	400,000	353,790
Sempra Energy 3.400%, 2/1/28	180,000	167,249

		1,033,059

Total Utilities		7,158,184

Total Corporate Bonds		90,416,194

Total Long-Term Debt Securities (39.7%) (Cost $95,294,532)		90,416,194

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	$179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (20.0%)
JPMorgan Prime Money Market Fund, IM Shares	45,468,903	$45,491,638

Total Short-Term Investment (20.0%) (Cost $45,483,532)		45,491,638

Total Investments in Securities (97.7%) (Cost $222,911,426)		222,375,448
Other Assets Less Liabilities (2.3%)		5,280,303

Net Assets (100%)		$227,655,751

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $2,248,766 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.

Glossary:

CME	—	Chicago Mercantile Exchange
CVR	—	Contingent Value Right
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	384	3/2023	USD	37,428,480	(848,744)
Russell 2000 E-Mini Index	66	3/2023	USD	5,843,970	(207,504)
S&P Midcap 400 E-Mini Index	22	3/2023	USD	5,373,720	(157,169)

					(1,213,417)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,069,871	$—	$—	$6,069,871
Consumer Discretionary	8,299,528	—	—	8,299,528
Consumer Staples	5,895,693	—	—	5,895,693
Energy	4,343,159	—	—	4,343,159
Financials	10,089,672	—	—	10,089,672
Health Care	13,216,831	—	—	13,216,831
Industrials	7,227,826	—	—	7,227,826
Information Technology	21,956,349	—	—	21,956,349
Materials	2,355,488	—	—	2,355,488
Real Estate	1,971,046	—	—	1,971,046
Utilities	2,489,399	—	—	2,489,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Communication Services	$—	$9,358,927	$—	$9,358,927
Consumer Discretionary	—	4,653,075	—	4,653,075
Consumer Staples	—	6,004,020	—	6,004,020
Energy	—	7,348,426	—	7,348,426
Financials	—	31,216,589	—	31,216,589
Health Care	—	9,727,033	—	9,727,033
Industrials	—	5,559,157	—	5,559,157
Information Technology	—	5,606,047	—	5,606,047
Materials	—	781,657	—	781,657
Real Estate	—	3,003,079	—	3,003,079
Utilities	—	7,158,184	—	7,158,184
Exchange Traded Funds	2,552,575	—	—	2,552,575
Right
Health Care	—	179	—	179
Short-Term Investment
Investment Company	45,491,638	—	—	45,491,638

Total Assets	$131,959,075	$90,416,373	$—	$222,375,448

Liabilities:
Futures	$(1,213,417)	$—	$—	$(1,213,417)

Total Liabilities	$(1,213,417)	$—	$—	$(1,213,417)

Total	$130,745,658	$90,416,373	$—	$221,162,031

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,213,417	)*

Total		$(1,213,417)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,274,346)	$(1,274,346)

Total	$(1,274,346)	$(1,274,346)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,539,182)	$(1,539,182)

Total	$(1,539,182)	$(1,539,182)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held futures contracts with an average notional balance of approximately $32,972,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$140,744,878
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,234,004

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,954,594
Aggregate gross unrealized depreciation	(8,747,699)

Net unrealized depreciation	$(793,105)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$221,955,136

For the year ended December 31, 2022, the Portfolio incurred approximately $21 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $222,911,426)	$222,375,448
Cash	481,806
Cash held as collateral at broker for futures	5,150,000
Dividends, interest and other receivables	1,167,855
Receivable for Portfolio shares sold	218,369
Other assets	11,789

Total assets	229,405,267

LIABILITIES
Payable for securities purchased	1,004,814
Due to broker for futures variation margin	435,861
Investment management fees payable	118,858
Distribution fees payable - Class IB	48,602
Administrative fees payable	25,268
Payable for Portfolio shares redeemed	19
Accrued expenses	116,094

Total liabilities	1,749,516

NET ASSETS	$227,655,751

Net assets were comprised of:
Paid in capital	$248,252,620
Total distributable earnings (loss)	(20,596,869)

Net assets	$227,655,751

Class IB
Net asset value, offering and redemption price per share, $227,655,751 / 23,460,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.70

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$1,634,242
Dividends (net of $1,109 foreign withholding tax)	1,277,353

Total income	2,911,595

EXPENSES
Investment management fees	969,325
Distribution fees - Class IB	302,165
Administrative fees	150,497
Professional fees	64,115
Custodian fees	26,200
Printing and mailing expenses	13,102
Trustees’ fees	3,297
Miscellaneous	6,743

Gross expenses	1,535,444
Less: Waiver from investment manager	(131,490)

Net expenses	1,403,954

NET INVESTMENT INCOME (LOSS)	1,507,641

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,357,355)
Futures contracts	(1,274,346)

Net realized gain (loss)	(7,631,701)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,696,203)
Futures contracts	(1,539,182)

Net change in unrealized appreciation (depreciation)	(8,235,385)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,867,086)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,359,445)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,507,641	$216,200
Net realized gain (loss)	(7,631,701)	2,859,180
Net change in unrealized appreciation (depreciation)	(8,235,385)	4,608,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,359,445)	7,683,414

Distributions to shareholders:
Class IB	(1,695,347)	(7,333,000)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,943,810 and 2,806,747 shares, respectively ]	39,820,926	33,416,442
Capital shares issued in connection with merger (Note 8) [ 10,916,089 and 0 shares, respectively ]	103,979,580	—
Capital shares issued in reinvestment of dividends and distributions [ 170,807 and 634,229 shares, respectively ]	1,695,347	7,333,000
Capital shares repurchased [ (238,257) and (165,507) shares, respectively ]	(2,420,369)	(1,956,259)

Total Class IB transactions	143,075,484	38,793,183

Class K (b)
Capital shares repurchased [ 0 and (1,080,146) shares, respectively ]	—	(12,480,107)

Total Class K transactions	—	(12,480,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	143,075,484	26,313,076

TOTAL INCREASE (DECREASE) IN NET ASSETS	127,020,692	26,663,490
NET ASSETS:
Beginning of year	100,635,059	73,971,569

End of year	$227,655,751	$100,635,059

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB	2022		2021		2020
Net asset value, beginning of period	$11.61		$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.03		0.07		0.13
Net realized and unrealized gain (loss)	(1.96)		1.11		0.92		1.24

Total from investment operations	(1.83)		1.14		0.99		1.37

Less distributions:
Dividends from net investment income	(0.06)		(0.03)		(0.06)		(0.09)
Distributions from net realized gains	(0.02)		(0.93)		(0.49)		(0.29)

Total dividends and distributions	(0.08)		(0.96)		(0.55)		(0.38)

Net asset value, end of period	$9.70		$11.61		$11.43		$10.99

Total return (b)	(15.73)%		10.13%		9.14%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$227,656		$100,635		$61,623		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.17	%(k)	1.17	%(k)	1.15	%(k)
Before waivers (a)(f)	1.27%		1.29%		1.38%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.25%		0.25%		0.67%		1.34	%(l)
Before waivers (a)(f)	1.14%		0.14%		0.46%		0.85	%(l)
Portfolio turnover rate^	123%		42%		57%		114	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.11		0.17
Net realized and unrealized gain (loss)	0.11		0.91		1.22

Total from investment operations	0.12		1.02		1.39

Less distributions:
Dividends from net investment income	—		(0.09)		(0.11)
Distributions from net realized gains	—		(0.49)		(0.29)

Total dividends and distributions	—		(0.58)		(0.40)

Net asset value, end of period	$11.55		$11.43		$10.99

Total return (b)	1.05%		9.39%		14.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$12,349		$11,288
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(k)	0.92	%(k)	0.90	%(k)
Before waivers (a)(f)	1.06%		1.13%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.58%		0.97%		1.70	%(l)
Before waivers (a)(f)	0.44%		0.76%		1.02	%(l)
Portfolio turnover rate^	42%		57%		114	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Janus Henderson Investors US LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(16.54)%	9.20%	9.46%
Portfolio – Class IB Shares	(16.57)	9.19	9.46
Portfolio – Class K Shares	(16.39)	9.47	9.73
Russell Midcap® Growth Index	(26.72)	7.64	11.41

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (16.57)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell Midcap® Growth Index, which returned (26.72)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	While the Portfolio’s Information Technology stocks had negative returns on an absolute basis, they were positive contributors on a relative basis. This was due primarily to stock selection.

•	Financials investments were also relative contributors despite detracting on an absolute basis. Stock selection drove the relative outperformance.

•	Stock selection and an underweight in the Communication Services sector contributed positively to relative performance, even though sector holdings were negative contributors to absolute performance.

•	Top individual contributors to relative performance included LPL Financial Holdings, Inc., W R Berkley Corp., and Amdocs Ltd.

What hurt performance during the year:

•	Lack of exposure to the outperforming Energy sector hindered relative performance.

•	Not holding investments from the Consumer Staples sector also dampened relative performance.

•	The Portfolio’s Consumer Discretionary holdings detracted from both absolute and relative performance, due to stock selection.

•	Individual detractors on a relative basis included CarMax, Inc., Catalent, Inc., and Wayfair, Inc.

Portfolio Positioning and Outlook — Janus Henderson Investors US LLC

While we welcome signs of moderating price pressures, we expect that the Federal Reserve (Fed) may need to raise rates further in 2023 to curb inflation. We are alert to risks that wage pressures or unforeseen supply-side shocks could complicate the inflation outlook and the Fed’s task in trying to achieve a soft landing. We recognize that it will take time for Fed rate hikes to work their way through the economy, all of which could set the stage for slower-than-expected economic and earnings growth in 2023.

In this environment, we remain highly selective in our investments and continue to look for companies with robust balance sheets, experienced management teams, and healthy free cash flows that can help fund operations without relying on jittery capital markets. We continue to keep a close eye on valuations, as we favor companies whose stock prices are supported by demonstrated earnings growth. While we recognize the challenges of the near-term environment, we remain excited about growth opportunities that we have identified across a broad range of industries including companies that may capitalize on long-term trends such as deglobalization and investments in energy transition. We believe this environment will work with our strengths as bottom-up, diversified investment managers focused on providing our investors with positive long-term performance.

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	38.2%
Health Care	17.9
Industrials	16.2
Financials	10.3
Consumer Discretionary	7.4
Communication Services	2.5
Investment Company	2.0
Materials	1.7
Real Estate	1.7
Utilities	0.8
Repurchase Agreement	0.0 #
Consumer Staples	0.0
Cash and Other	1.3

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,049.30	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,048.60	5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,049.90	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.07

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (1.9%)
Liberty Media Corp.-Liberty Formula One, Class C*	412,529	$24,660,984

Interactive Media & Services (0.6%)
Ziff Davis, Inc.*	96,690	7,648,179

Total Communication Services		32,309,163

Consumer Discretionary (7.4%)
Auto Components (0.5%)
Visteon Corp.*	51,630	6,754,753

Diversified Consumer Services (0.5%)
Frontdoor, Inc.*	317,221	6,598,197

Hotels, Restaurants & Leisure (2.7%)
Aramark	518,115	21,418,874
Entain plc	843,487	13,475,780

		34,894,654

Internet & Direct Marketing Retail (0.1%)
Wayfair, Inc., Class A (x)*	19,767	650,137

Multiline Retail (0.5%)
Dollar Tree, Inc.*	40,044	5,663,823

Specialty Retail (2.2%)
Burlington Stores, Inc.*	58,172	11,794,955
CarMax, Inc.*	269,322	16,399,016

		28,193,971

Textiles, Apparel & Luxury Goods (0.9%)
Gildan Activewear, Inc.	441,361	12,093,291

Total Consumer Discretionary		94,848,826

Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Fresh Market, Inc. (The) (r)*	1,887	—

Total Consumer Staples		—

Financials (10.3%)
Capital Markets (4.7%)
Cboe Global Markets, Inc.	63,557	7,974,497
Charles Schwab Corp. (The)	206,374	17,182,699
LPL Financial Holdings, Inc.	134,138	28,996,611
MSCI, Inc.	13,688	6,367,247

		60,521,054

Insurance (5.6%)
Intact Financial Corp.	253,067	36,429,313
Ryan Specialty Holdings, Inc., Class A*	238,579	9,903,414
W R Berkley Corp.	356,774	25,891,089

		72,223,816

Total Financials		132,744,870

Health Care (17.9%)
Biotechnology (3.4%)
Abcam plc (ADR)*	226,515	3,524,573
Argenx SE (ADR)*	16,123	6,107,876
Ascendis Pharma A/S (ADR) (x)*	77,413	9,454,450
BioMarin Pharmaceutical, Inc.*	134,974	13,968,459
Sarepta Therapeutics, Inc.*	86,186	11,167,982

		44,223,340

Health Care Equipment & Supplies (9.4%)
Boston Scientific Corp.*	878,536	40,649,861
Cooper Cos., Inc. (The)	35,201	11,639,915
Dentsply Sirona, Inc.	316,224	10,068,572
ICU Medical, Inc.*	101,176	15,933,196
STERIS plc	78,602	14,517,003
Teleflex, Inc.	113,860	28,422,872

		121,231,419

Life Sciences Tools & Services (3.8%)
Avantor, Inc.*	655,973	13,834,471
Illumina, Inc.*	51,392	10,391,462
PerkinElmer, Inc.	111,761	15,671,127
Waters Corp.*	25,018	8,570,667

		48,467,727

Pharmaceuticals (1.3%)
Catalent, Inc.*	247,040	11,119,271
Elanco Animal Health, Inc.*	487,159	5,953,083

		17,072,354

Total Health Care		230,994,840

Industrials (16.2%)
Aerospace & Defense (1.6%)
L3Harris Technologies, Inc.	100,074	20,836,408

Airlines (1.0%)
Ryanair Holdings plc (ADR)*	165,382	12,363,958

Commercial Services & Supplies (2.6%)
Cimpress plc*	127,154	3,510,722
Rentokil Initial plc	349,640	2,147,302
Rentokil Initial plc (ADR)	463,856	14,291,404
Ritchie Bros Auctioneers, Inc.	240,069	13,883,190

		33,832,618

Electrical Equipment (2.7%)
Regal Rexnord Corp.	47,341	5,679,973
Sensata Technologies Holding plc	729,374	29,452,122

		35,132,095

Machinery (3.6%)
Ingersoll Rand, Inc.	498,122	26,026,875
Westinghouse Air Brake Technologies Corp.	205,968	20,557,666

		46,584,541

Professional Services (0.1%)
Upwork, Inc.*	142,240	1,484,986

Road & Rail (3.1%)
JB Hunt Transport Services, Inc.	173,617	30,271,860
TFI International, Inc.	87,405	8,761,477

		39,033,337

Trading Companies & Distributors (1.5%)
Ferguson plc	154,859	19,662,447

Total Industrials		208,930,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Information Technology (38.2%)
Electronic Equipment, Instruments & Components (8.6%)
Flex Ltd.*	1,341,889	$28,796,938
National Instruments Corp.	524,219	19,343,681
TE Connectivity Ltd.	310,018	35,590,066
Teledyne Technologies, Inc.*	68,839	27,529,405

		111,260,090

IT Services (14.3%)
Amdocs Ltd.	422,108	38,369,617
Broadridge Financial Solutions, Inc.	132,208	17,733,059
Fidelity National Information Services, Inc.	205,042	13,912,100
Global Payments, Inc.	144,809	14,382,430
GoDaddy, Inc., Class A*	437,676	32,746,918
SS&C Technologies Holdings, Inc.	640,343	33,336,257
WEX, Inc.*	202,476	33,135,197

		183,615,578

Semiconductors & Semiconductor Equipment (9.0%)
KLA Corp.	33,503	12,631,636
Lam Research Corp.	24,362	10,239,349
Microchip Technology, Inc.	314,202	22,072,690
NXP Semiconductors NV	141,872	22,420,032
ON Semiconductor Corp.*	776,481	48,429,120

		115,792,827

Software (6.3%)
Atlassian Corp., Class A*	39,532	5,086,978
Ceridian HCM Holding, Inc.*	273,616	17,552,466
Constellation Software, Inc.	26,549	41,450,166
Dynatrace, Inc.*	108,835	4,168,381
Nice Ltd. (ADR)*	51,321	9,869,028
Topicus.com, Inc.*	69,320	3,639,556

		81,766,575

Total Information Technology		492,435,070

Materials (1.7%)
Chemicals (0.8%)
Corteva, Inc.	169,506	9,963,563

Containers & Packaging (0.9%)
Sealed Air Corp.	240,021	11,972,247

Total Materials		21,935,810

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Lamar Advertising Co. (REIT), Class A	223,853	21,131,723

Total Real Estate		21,131,723

Utilities (0.8%)
Electric Utilities (0.8%)
Alliant Energy Corp.	190,629	10,524,627

Total Utilities		10,524,627

Total Common Stocks (96.7%) (Cost $981,694,637)		1,245,855,319

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, IM Shares	24,846,994	24,859,417

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $499,343, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $509,092. (xx)	$499,110	499,110

Total Short-Term Investments (2.0%) (Cost $25,358,622)		25,358,527

Total Investments in Securities (98.7%) (Cost $1,007,053,259)		1,271,213,846
Other Assets Less Liabilities (1.3%)		16,524,443

Net Assets (100%)		$1,287,738,289

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,215,190. This was collateralized by $3,775,627 of various U.S. Government Treasury Securities, ranging from 0.750% – 5.250%, maturing 3/31/26 – 8/15/51 and by cash of $499,110 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Country Diversification As a Percentage of Total Net Assets
Canada	8.7%
China	1.7
Denmark	0.7
Ireland	1.2
Israel	0.8
Netherlands	0.8
Switzerland	2.8
United Kingdom	2.6
United States	79.4
Cash and Other	1.3

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,309,163	$—	$—		$32,309,163
Consumer Discretionary	81,373,046	13,475,780	—		94,848,826
Consumer Staples	—	—	—	(a)	—	(a)
Financials	132,744,870	—	—		132,744,870
Health Care	230,994,840	—	—		230,994,840
Industrials	206,783,088	2,147,302	—		208,930,390
Information Technology	492,435,070	—	—		492,435,070
Materials	21,935,810	—	—		21,935,810
Real Estate	21,131,723	—	—		21,131,723
Utilities	10,524,627	—	—		10,524,627
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	24,859,417	—	—		24,859,417
Repurchase Agreement	—	499,110	—		499,110

Total Assets	$1,255,091,654	$16,122,192	$—		$1,271,213,846

Total Liabilities	$—	$—	$—		$—

Total	$1,255,091,654	$16,122,192	$—		$1,271,213,846

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$256,913,358
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$305,249,101

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$340,820,755
Aggregate gross unrealized depreciation	(76,852,004)

Net unrealized appreciation	$263,968,751

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,007,245,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,006,554,149)	$1,270,714,736
Repurchase Agreements (Cost $499,110)	499,110
Cash	24,669,000
Receivable for securities sold	5,361,241
Dividends, interest and other receivables	724,753
Receivable for Portfolio shares sold	468,148
Securities lending income receivable	2,962
Other assets	5,737

Total assets	1,302,445,687

LIABILITIES
Payable for securities purchased	12,454,623
Investment management fees payable	755,282
Payable for Portfolio shares redeemed	577,405
Payable for return of collateral on securities loaned	499,110
Distribution fees payable – Class IB	217,675
Administrative fees payable	105,776
Distribution fees payable – Class IA	24,619
Accrued expenses	72,908

Total liabilities	14,707,398

NET ASSETS	$1,287,738,289

Net assets were comprised of:
Paid in capital	$992,236,523
Total distributable earnings (loss)	295,501,766

Net assets	$1,287,738,289

Class IA
Net asset value, offering and redemption price per share, $113,778,598 / 6,072,962 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.74

Class IB
Net asset value, offering and redemption price per share, $1,007,762,270 / 54,947,398 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.34

Class K
Net asset value, offering and redemption price per share, $166,197,421 / 8,583,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.36

(x)	Includes value of securities on loan of $4,215,190.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$12,146,973
Interest	307,088
Securities lending (net)	43,220

Total income	12,497,281

EXPENSES
Investment management fees	9,247,185
Distribution fees – Class IB	2,692,554
Administrative fees	1,265,939
Distribution fees – Class IA	298,491
Professional fees	100,660
Custodian fees	93,100
Printing and mailing expenses	57,475
Trustees’ fees	44,538
Miscellaneous	40,503

Total expenses	13,840,445

NET INVESTMENT INCOME (LOSS)	(1,343,164)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	93,591,685
Foreign currency transactions	(17,524)

Net realized gain (loss)	93,574,161

Change in unrealized appreciation (depreciation) on:
Investments in securities	(357,042,951)
Foreign currency translations	(537)

Net change in unrealized appreciation (depreciation)	(357,043,488)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(263,469,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(264,812,491)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,343,164)	$(5,082,330)
Net realized gain (loss)	93,574,161	175,971,144
Net change in unrealized appreciation (depreciation)	(357,043,488)	72,660,476

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(264,812,491)	243,549,290

Distributions to shareholders:
Class IA	(7,774,291)	(14,620,145)
Class IB	(70,788,863)	(133,767,603)
Class K	(11,174,338)	(18,539,724)

Total distributions to shareholders	(89,737,492)	(166,927,472)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 356,647 and 223,252 shares, respectively ]	7,218,066	5,559,960
Capital shares issued in reinvestment of dividends and distributions [ 403,106 and 618,635 shares, respectively ]	7,774,291	14,620,145
Capital shares repurchased [ (649,811) and (696,292) shares, respectively ]	(13,387,581)	(17,252,934)

Total Class IA transactions	1,604,776	2,927,171

Class IB
Capital shares sold [ 2,057,897 and 1,696,852 shares, respectively ]	41,573,714	41,367,981
Capital shares issued in reinvestment of dividends and distributions [ 3,748,637 and 5,772,263 shares, respectively ]	70,788,863	133,767,603
Capital shares repurchased [ (5,612,208) and (5,588,671) shares, respectively ]	(112,914,059)	(135,846,677)

Total Class IB transactions	(551,482)	39,288,907

Class K
Capital shares sold [ 1,556,899 and 166,362 shares, respectively ]	32,021,569	4,223,356
Capital shares issued in reinvestment of dividends and distributions [ 561,161 and 762,247 shares, respectively ]	11,174,338	18,539,724
Capital shares repurchased [ (945,801) and (1,789,410) shares, respectively ]	(19,893,940)	(44,009,464)

Total Class K transactions	23,301,967	(21,246,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,355,261	20,969,694

TOTAL INCREASE (DECREASE) IN NET ASSETS	(330,194,722)	97,591,512
NET ASSETS:
Beginning of year	1,617,933,011	1,520,341,499

End of year	$1,287,738,289	$1,617,933,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019		2018
Net asset value, beginning of year	$24.05	$22.95	$21.44	$16.72		$18.05

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.09)	(0.04)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	(3.93)	3.86	3.95	6.08		(0.25)

Total from investment operations	(3.96)	3.77	3.91	6.07		(0.27)

Less distributions:
Dividends from net investment income	—	(0.02)	—	—	#	—
Distributions from net realized gains	(1.35)	(2.65)	(2.40)	(1.35)		(1.06)

Total dividends and distributions	(1.35)	(2.67)	(2.40)	(1.35)		(1.06)

Net asset value, end of year	$18.74	$24.05	$22.95	$21.44		$16.72

Total return	(16.54)%	16.84%	18.78%	36.48	%(cc)	(1.79)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$113,779	$143,434	$133,526	$87,386		$70,224
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.04%	1.05%	1.05%		1.07%
Before waivers (f)	1.05%	1.04%	1.06%	1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.13)%	(0.35)%	(0.17)%	(0.04)%		(0.12)%
Before waivers (f)	(0.13)%	(0.35)%	(0.18)%	(0.06)%		(0.12)%
Portfolio turnover rate^	19%	18%	40%	10%		13%

	Year Ended December 31,
Class IB	2022	2021	2020	2019		2018
Net asset value, beginning of year	$23.58	$22.55	$21.10	$16.47		$17.80

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.09)	(0.03)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	(3.86)	3.79	3.88	5.99		(0.25)

Total from investment operations	(3.89)	3.70	3.85	5.98		(0.27)

Less distributions:
Dividends from net investment income	—	(0.02)	—	—	#	—
Distributions from net realized gains	(1.35)	(2.65)	(2.40)	(1.35)		(1.06)

Total dividends and distributions	(1.35)	(2.67)	(2.40)	(1.35)		(1.06)

Net asset value, end of year	$18.34	$23.58	$22.55	$21.10		$16.47

Total return	(16.57)%	16.83%	18.81%	36.49	%(cc)	(1.81)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,007,762	$1,291,116	$1,192,164	$963,278		$756,220
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.04%	1.05%	1.05%		1.07%
Before waivers (f)	1.05%	1.04%	1.06%	1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.13)%	(0.35)%	(0.17)%	(0.04)%		(0.12)%
Before waivers (f)	(0.13)%	(0.35)%	(0.17)%	(0.06)%		(0.12)%
Portfolio turnover rate^	19%	18%	40%	10%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019		2018
Net asset value, beginning of year	$24.75	$23.53	$21.87	$17.03		$18.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03 †	(0.03)	0.01 †	0.04		0.03
Net realized and unrealized gain (loss)	(4.07)	3.98	4.05	6.20		(0.26)

Total from investment operations	(4.04)	3.95	4.06	6.24		(0.23)

Less distributions:
Dividends from net investment income	—	(0.08)	—	(0.05)		—
Distributions from net realized gains	(1.35)	(2.65)	(2.40)	(1.35)		(1.06)

Total dividends and distributions	(1.35)	(2.73)	(2.40)	(1.40)		(1.06)

Net asset value, end of year	$19.36	$24.75	$23.53	$21.87		$17.03

Total return	(16.39)%	17.17%	19.11%	36.82	%(cc)	(1.54)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$166,197	$183,383	$194,652	$47,603		$37,503
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.79%	0.80%	0.80%		0.82%
Before waivers (f)	0.80%	0.79%	0.81%	0.82%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.13%	(0.11)%	0.06%	0.20%		0.13%
Before waivers (f)	0.13%	(0.11)%	0.06%	0.19%		0.13%
Portfolio turnover rate^	19%	18%	40%	10%		13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IA, 36.29% for Class IB and 36.63% for Class K.

See Notes to Financial Statements.

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	J.P. Morgan Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(13.50)%	3.22%	3.47%
EQ/JPMorgan Growth Allocation Index	(12.49)	5.41	5.62
S&P 500® Index	(18.11)	9.42	9.95
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.43

* Date of inception 11/13/17. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (13.50)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/JPMorgan Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (12.49)%, (18.11)% and (7.73)%, respectively.

Asset Class Overview

Portfolio Highlights

The Portfolio’s risk managed framework detracted -1.41% during the period, strategic asset allocation contributed 3.25% and manager selection and interaction detracted -1.37%.

Portfolio Positioning and Outlook — J.P. Morgan Investment Management Inc.

We believe that 2023 will see an extended period of subtrend global growth. Risk of a mild recession in the U.S. has increased. Europe may already be in recession, even if its severity turns out to be less than initially feared. Inflation is cooling but remains uncomfortably high, in turn suggesting that policy rates are more likely to pause at a high level than to turn sharply lower. We see the Federal Reserve (Fed) pausing its hikes at around 5.00%–5.25% in the first quarter of 2023, and then remain on hold throughout 2023. In our view, the U.S. economy is sufficiently resilient to withstand this level of rates. As inflation declines from above 7% to nearer 3% by year-end 2023, we would judge a real Federal funds rate of around 1.5% to be in line with the Fed’s interpretation of restrictive policy. Under these conditions, the economy may very likely grow at a subtrend pace, with a mild contraction increasingly likely and no guarantee of averting a more severe recession. But a strong labor market, decent corporate and banking sector health, and residual excess savings from the pandemic create economic buffers that clearly embolden the Fed to take this gamble. Overall, Portfolio positioning reflects continued near-term caution and is unequivocally designed for a period of sluggish growth.

The Portfolio ended the year underweight equities by -14%, with most of the underweight coming from the U.S., spread across large and small caps. The prospect of a softer dollar as well as better valuation support leads us to a marginally more positive view on non-U.S. equity markets. The Portfolio ended the year neutral on non-U.S. developed equity markets. The Portfolio ended the year neutral on fixed income and overweight cash, due to the de-risking framework.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	N/A
Weighted Average Coupon (%)	1.90
Weighted Average Effective Duration (Years)*	3.74
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Exchange Traded Funds	50.4%
U.S. Government Agency Securities	38.3
U.S. Treasury Obligations	11.9
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$994.50	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.53	5.73

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (15.1%)
Vanguard S&P 500 ETF	186,505	$65,526,667

Fixed Income (35.3%)
iShares 1-3 Year Treasury Bond ETF	753,872	61,191,790
iShares 3-7 Year Treasury Bond ETF	412,989	47,448,306
iShares 7-10 Year Treasury Bond ETF	160,543	15,376,809
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,864,047

Total Fixed Income		152,880,952

Total Exchange Traded Funds (50.4%) (Cost $221,067,551)		218,407,619

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.7%)
U.S. Treasury Notes 0.125%, 1/31/23#	$11,669,000	11,632,734
0.875%, 1/31/24#	175,000	167,881

Total U.S. Treasury Obligations		11,800,615

Total Long-Term Debt Securities (2.7%) (Cost $11,824,487)		11,800,615

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (38.3%)
FFCB 1.31%, 1/3/23 (o)(p)	30,000,000	29,996,724
3.25%, 1/11/23 (o)(p)	6,500,000	6,493,555
3.51%, 1/17/23 (o)(p)	10,000,000	9,983,445
3.69%, 1/25/23 (o)(p)	10,000,000	9,974,450
3.76%, 2/1/23 (o)(p)	5,000,000	4,983,350
FHLB 3.06%, 1/9/23 (o)(p)	30,000,000	29,977,032
3.16%, 1/10/23 (o)(p)	10,000,000	9,991,229
3.34%, 1/13/23 (o)(p)	10,000,000	9,987,945
3.85%, 2/6/23 (o)(p)	5,000,000	4,980,314
FNMA
1.31%, 1/3/23 (o)(p)	50,000,000	49,994,540

Total U.S. Government Agency Securities		166,362,584

U.S. Treasury Obligation (9.2%)
U.S. Treasury Bills
3.44%, 2/2/23 (p)	40,000,000	39,874,312

Total Short-Term Investments (47.5%) (Cost $206,205,265)		206,236,896

Total Investments in Securities (100.6%) (Cost $439,097,303)		436,445,130
Other Assets Less Liabilities (-0.6%)		(2,550,162)

Net Assets (100%)		$433,894,968

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,637,255.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2022.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,070	3/2023	EUR	43,352,690	(2,613,953)
FTSE 100 Index	216	3/2023	GBP	19,496,205	(147,678)
Russell 2000 E-Mini Index	404	3/2023	USD	35,772,180	(1,236,130)
S&P 500 E-Mini Index	175	3/2023	USD	33,783,750	(1,439,350)
TOPIX Index	156	3/2023	JPY	22,483,542	(631,891)

					(6,069,002)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$218,407,619	$—	$—	$218,407,619
Short-Term Investments
U.S. Government Agency Securities	—	166,362,584	—	166,362,584
U.S. Treasury Obligation	—	39,874,312	—	39,874,312
U.S. Treasury Obligations	—	11,800,615	—	11,800,615

Total Assets	$218,407,619	$218,037,511	$—	$436,445,130

Liabilities:
Futures	$(6,069,002)	$—	$—	$(6,069,002)

Total Liabilities	$(6,069,002)	$—	$—	$(6,069,002)

Total	$212,338,617	$218,037,511	$—	$430,376,128

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(6,069,002	)*

Total		$(6,069,002)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(15,950,430)	$(15,950,430)

Total	$(15,950,430)	$(15,950,430)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(9,921,219)	$(9,921,219)

Total	$(9,921,219)	$(9,921,219)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held futures contracts with an average notional balance of approximately $133,717,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$144,313,666
Long-term U.S. government debt securities	10,221,485

$154,535,151

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$123,678,156
Long-term U.S. government debt securities	11,175,531

$134,853,687

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,875,573
Aggregate gross unrealized depreciation	(10,811,448)

Net unrealized depreciation	$(3,935,875)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$434,312,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $439,097,303)	$436,445,130
Cash	3,338,014
Receivable for Portfolio shares sold	29,190
Dividends, interest and other receivables	6,745
Other assets	10,118

Total assets	439,829,197

LIABILITIES
Payable for securities purchased	4,822,347
Due to broker for futures variation margin	588,261
Investment management fees payable	247,904
Distribution fees payable – Class IB	92,586
Administrative fees payable	48,136
Payable for Portfolio shares redeemed	30,697
Accrued expenses	104,298

Total liabilities	5,934,229

NET ASSETS	$433,894,968

Net assets were comprised of:
Paid in capital	$469,336,694
Total distributable earnings (loss)	(35,441,726)

Net assets	$433,894,968

Class IB
Net asset value, offering and redemption price per share, $433,894,968 / 43,298,043 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$2,989,996
Dividends	2,563,505

Total income	5,553,501

EXPENSES
Investment management fees	2,847,469
Distribution fees – Class IB	889,832
Administrative fees	440,776
Professional fees	68,239
Printing and mailing expenses	21,278
Custodian fees	15,600
Trustees’ fees	10,807
Miscellaneous	11,368

Gross expenses	4,305,369
Less: Waiver from investment manager	(256,707)

Net expenses	4,048,662

NET INVESTMENT INCOME (LOSS)	1,504,839

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,783,541
Futures contracts	(15,950,430)
Foreign currency transactions	88,504

Net realized gain (loss)	(14,078,385)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(26,445,942)
Futures contracts	(9,921,219)
Foreign currency translations	5,349

Net change in unrealized appreciation (depreciation)	(36,361,812)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(50,440,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,935,358)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,504,839	$(2,119,752)
Net realized gain (loss)	(14,078,385)	24,797,386
Net change in unrealized appreciation (depreciation)	(36,361,812)	11,050,431

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(48,935,358)	33,728,065

Distributions to shareholders:
Class IB	(2,993,695)	(35,102,028)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,877,739 and 5,745,146 shares, respectively ]	92,761,534	70,766,032
Capital shares issued in connection with merger (Note 8) [ 7,074,850 and 0 shares, respectively ]	70,694,650	—
Capital shares issued in reinvestment of dividends and distributions [ 295,351 and 2,996,132 shares, respectively ]	2,993,695	35,102,028
Capital shares repurchased [ (2,174,630) and (245,022) shares, respectively ]	(21,814,171)	(3,036,343)

Total Class IB transactions	144,635,708	102,831,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	144,635,708	102,831,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,706,655	101,457,754
NET ASSETS:
Beginning of year	341,188,313	239,730,559

End of year	$433,894,968	$341,188,313

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.67		$11.57		$10.85		$9.60		$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		(0.09)		(0.04)		0.10		0.10
Net realized and unrealized gain (loss)	(1.62)		1.54		0.97		1.43		(0.58)

Total from investment operations	(1.58)		1.45		0.93		1.53		(0.48)

Less distributions:
Dividends from net investment income	(0.04)		—		—	#	(0.08)		(0.05)
Distributions from net realized gains	(0.03)		(1.35)		(0.21)		(0.20)		(0.02)

Total dividends and distributions	(0.07)		(1.35)		(0.21)		(0.28)		(0.07)

Net asset value, end of year	$10.02		$11.67		$11.57		$10.85		$9.60

Total return	(13.50)%		12.77%		8.76%		15.92%		(4.73)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$433,895		$341,188		$239,731		$165,453		$69,223
Ratio of expenses to average net assets:
After waivers (f)	1.14	%(j)	1.15	%(k)	1.16	%(k)	1.15	%(m)	1.15	%(m)
Before waivers (f)	1.21%		1.21%		1.23%		1.25%		1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.42%		(0.74)%		(0.40)%		0.92%		0.99%
Before waivers (f)(x)	0.35%		(0.79)%		(0.47)%		0.82%		0.59%
Portfolio turnover rate^	75%		7%		50%		14%		62%

Class K	January 1, 2019 to September 4, 2019‡		Year Ended December 31, 2018
Net asset value, beginning of period	$9.60		$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09
Net realized and unrealized gain (loss)	0.83		(0.54)

Total from investment operations	0.91		(0.45)

Less distributions:
Dividends from net investment income	—		(0.08)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.10)

Net asset value, end of period	$10.51		$9.60

Total return (b)	9.48%		(4.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,619
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90	%(m)	0.90	%(m)
Before waivers (a)(f)	1.01%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.21	%(l)	0.91%
Before waivers (a)(f)(x)	1.11	%(l)	0.34%
Portfolio turnover rate^	14%		62%

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on September 4, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

1002

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Funds Management Group, LLC

INVESTMENT SUB-ADVISER

➢	J.P. Morgan Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	0.20%	8.15%	12.38%
Portfolio – Class IB Shares	0.20	8.15	12.37
Portfolio – Class K Shares	0.45	8.41	12.66
Russell 1000® Value Index	(7.54)	6.67	10.29

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 0.20% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned (7.54)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Strong stock selection in the Health Care sector and an overweight to the Energy sector aided performance during the year.

•

Health Care has been at the forefront of the market rotation into more value-oriented stocks. We had strong stock selection after adding to attractively valued pharmaceuticals like Vertex Pharmaceuticals, Inc. (VRTX), which performed poorly in 2021 due to key pipeline failures disappointing investors. In 2022, VRTX has seen a nice resurgence as fundamentals improved and investors started to show conviction in its pipeline. We have trimmed VRTX on strength, but continue to appreciate their clean balance sheet, large amount of cash on hand, robust Cystic Fibrosis franchise, and key products without significant expiration risk.

What hurt performance during the year:

•	Weak stock selection in the Technology and Utilities sectors detracted from performance.

•

Turning to information technology, Seagate Technology Holdings plc (STX) has weighed on results after cuts to its earnings and revenue forecasts, citing a worsening macroeconomic backdrop. While we expected earnings volatility as industry trends stabilize, the magnitude of the miss raised concerns that STX may have misjudged demand for mass capacity storage. However, we see signs that this could be the earnings trough, and with valuations compressed to 10.5x forward earnings, we are maintaining a position in STX, especially considering their strong free cash flow generation profile.

Portfolio Positioning and Outlook — J.P. Morgan Investment Management, Inc.

We are cautiously increasing the Portfolio’s cyclical exposure by recycling profits from defensive sectors that have become more expensive (Health Care) into companies with attractive risk/reward upside. We are moving slowly as we expect volatility to persist and will look for opportunities as corporate earnings continue to be revised down.

•

Energy: We remain constructive given constrained supply/dynamics and China’s re-opening. However, our valuation discipline has led us to take profits in winners after the sector’s impressive performance during 2022.

•

Consumer: Persistent inflation and deteriorating excess savings should more meaningfully weigh on consumer spending during 2023, especially if unemployment ticks up. These concerns have led us to significantly decrease our exposure, especially trimming cyclical companies (Royal Caribbean Cruises Ltd.) and defensive companies that have done their job and gotten expensive (The Coca-Cola Co.). At period end we had a defensive posture towards the space and remained focused on companies where pricing power and margins may remain resilient (Philip Morris International Inc.).

•

Industrials: We have started adding to cyclical companies where we believe valuations have become compelling but will look for opportunities to increase exposure as earnings guidance continues to adjust down. Alternatively, we remain invested in quality defensives at reasonable valuations (Raytheon Technologies Corp.).

1003

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

•

Technology & Communication Services: Even with the recent sell-off, these sectors remained our largest underweights at period end (~5% combined) as we believe there may be further downside. This considered, we are looking for opportunities to add to companies that we believe are long term secular winners trading at attractive valuations (NXP Semiconductors NV).

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	18.6%
Health Care	16.9
Industrials	13.1
Energy	10.3
Consumer Staples	7.5
Communication Services	6.7
Materials	5.9
Utilities	5.4
Consumer Discretionary	4.6
Real Estate	4.5
Information Technology	3.6
U.S. Government Agency Security	2.7
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,073.20	$5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.36	4.90
Class IB
Actual	1,000.00	1,073.40	5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.36	4.90
Class K
Actual	1,000.00	1,074.60	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.63

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1004

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Interactive Media & Services (2.4%)
Alphabet, Inc., Class C*	98,700	$8,757,651
Meta Platforms, Inc., Class A*	114,600	13,790,964

		22,548,615

Media (4.3%)
Charter Communications, Inc., Class A*	76,200	25,839,420
Comcast Corp., Class A	397,042	13,884,559

		39,723,979

Total Communication Services		62,272,594

Consumer Discretionary (4.6%)
Hotels, Restaurants & Leisure (1.1%)
Domino’s Pizza, Inc.	5,100	1,766,640
Royal Caribbean Cruises Ltd.*	141,800	7,009,174
Yum! Brands, Inc.	14,900	1,908,392

		10,684,206

Household Durables (0.8%)
DR Horton, Inc.	58,000	5,170,120
KB Home	78,400	2,497,040

		7,667,160

Specialty Retail (0.9%)
Lowe’s Cos., Inc.	40,500	8,069,220

Textiles, Apparel & Luxury Goods (1.8%)
Kontoor Brands, Inc.	118,005	4,719,020
Tapestry, Inc.	323,467	12,317,623

		17,036,643

Total Consumer Discretionary		43,457,229

Consumer Staples (7.5%)
Beverages (0.8%)
Coca-Cola Co. (The)	57,800	3,676,658
Keurig Dr Pepper, Inc.	95,600	3,409,096

		7,085,754

Food & Staples Retailing (3.7%)
BJ’s Wholesale Club Holdings, Inc.*	105,900	7,006,344
Performance Food Group Co.*	145,300	8,484,067
US Foods Holding Corp.*	305,460	10,391,749
Walmart, Inc.	61,700	8,748,443

		34,630,603

Food Products (1.8%)
Bunge Ltd.	75,600	7,542,612
Lamb Weston Holdings, Inc.	52,440	4,686,039
Mondelez International, Inc., Class A	74,700	4,978,755

		17,207,406

Tobacco (1.2%)
Philip Morris International, Inc.	112,200	11,355,762

Total Consumer Staples		70,279,525

Energy (10.3%)
Oil, Gas & Consumable Fuels (10.3%)
Chevron Corp.	131,800	23,656,782
Diamondback Energy, Inc.	100,400	13,732,712
EOG Resources, Inc.	54,400	7,045,888
EQT Corp.	125,100	4,232,133
Exxon Mobil Corp.	190,600	21,023,180
Hess Corp.	155,900	22,109,738
Pioneer Natural Resources Co.	20,500	4,681,995

Total Energy		96,482,428

Financials (18.6%)
Banks (10.1%)
Bank of America Corp.	605,700	20,060,784
Citigroup, Inc.	309,000	13,976,070
Fifth Third Bancorp	382,900	12,562,949
US Bancorp	408,300	17,805,963
Wells Fargo & Co.	736,200	30,397,698

		94,803,464

Capital Markets (2.2%)
BlackRock, Inc.	6,800	4,818,684
Intercontinental Exchange, Inc.	53,800	5,519,342
Morgan Stanley	55,600	4,727,112
Raymond James Financial, Inc.	49,500	5,289,075

		20,354,213

Consumer Finance (1.0%)
American Express Co.	61,600	9,101,400

Diversified Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B*	86,600	26,750,740

Insurance (2.4%)
Hartford Financial Services Group, Inc. (The)	96,000	7,279,680
Progressive Corp. (The)	120,700	15,655,997

		22,935,677

Total Financials		173,945,494

Health Care (16.9%)
Biotechnology (7.0%)
AbbVie, Inc.	130,500	21,090,105
Biogen, Inc.*	16,000	4,430,720
BioMarin Pharmaceutical, Inc.*	77,800	8,051,522
Regeneron Pharmaceuticals, Inc.*	33,400	24,097,766
Vertex Pharmaceuticals, Inc.*	25,600	7,392,768

		65,062,881

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	174,300	8,884,071
Zimmer Biomet Holdings, Inc.	40,800	5,202,000

		14,086,071

Health Care Providers & Services (3.4%)
Cardinal Health, Inc.	71,300	5,480,831
Centene Corp.*	251,800	20,650,118
CVS Health Corp.	64,900	6,048,031

		32,178,980

Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	478,479	34,426,564
Elanco Animal Health, Inc.*	300,000	3,666,000
Pfizer, Inc.	177,200	9,079,728

		47,172,292

Total Health Care		158,500,224

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Industrials (13.1%)
Aerospace & Defense (2.2%)
Raytheon Technologies Corp.	203,600	$20,547,312

Air Freight & Logistics (1.2%)
FedEx Corp.	59,400	10,288,080
GXO Logistics, Inc.*	20,700	883,683

		11,171,763

Airlines (1.1%)
Delta Air Lines, Inc.*	305,500	10,038,730

Building Products (1.0%)
Carrier Global Corp.	226,700	9,351,375

Electrical Equipment (0.8%)
Rockwell Automation, Inc.	27,200	7,005,904

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	62,600	13,415,180

Machinery (3.4%)
AGCO Corp.	37,600	5,214,744
Deere & Co.	24,300	10,418,868
Parker-Hannifin Corp.	36,100	10,505,100
Stanley Black & Decker, Inc.	80,360	6,036,643

		32,175,355

Road & Rail (0.8%)
CSX Corp.	185,300	5,740,594
Knight-Swift Transportation Holdings, Inc.	35,200	1,844,832

		7,585,426

Trading Companies & Distributors (1.2%)
WESCO International, Inc.*	86,200	10,792,240

Total Industrials		122,083,285

Information Technology (3.6%)
IT Services (0.9%)
Fiserv, Inc.*	43,000	4,346,010
FleetCor Technologies, Inc.*	23,500	4,316,480

		8,662,490

Semiconductors & Semiconductor Equipment (1.4%)
NXP Semiconductors NV	57,500	9,086,725
Qorvo, Inc.*	46,600	4,223,824

		13,310,549

Software (0.3%)
Oracle Corp.	35,400	2,893,596

Technology Hardware, Storage & Peripherals (1.0%)
Seagate Technology Holdings plc	168,000	8,838,480

Total Information Technology		33,705,115

Materials (5.9%)
Chemicals (2.6%)
Axalta Coating Systems Ltd.*	187,500	4,775,625
Chemours Co. (The)	338,700	10,370,994
PPG Industries, Inc.	74,600	9,380,204

		24,526,823

Containers & Packaging (0.5%)
Sealed Air Corp.	89,700	4,474,236

Metals & Mining (2.8%)
Alcoa Corp.	255,200	11,603,944
Freeport-McMoRan, Inc.	377,400	14,341,200

		25,945,144

Total Materials		54,946,203

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (4.5%)
Equity LifeStyle Properties, Inc. (REIT)	239,400	15,465,240
Prologis, Inc. (REIT)	78,300	8,826,759
SBA Communications Corp. (REIT)	20,700	5,802,417
Ventas, Inc. (REIT)	265,481	11,959,919

Total Real Estate		42,054,335

Utilities (5.4%)
Electric Utilities (1.5%)
NextEra Energy, Inc.	172,900	14,454,440

Multi-Utilities (3.9%)
Ameren Corp.	160,500	14,271,660
CenterPoint Energy, Inc.	377,500	11,321,225
Public Service Enterprise Group, Inc.	172,300	10,556,821

		36,149,706

Total Utilities		50,604,146

Total Common Stocks (97.1%) (Cost $823,462,076)		908,330,578

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (2.7%)
FHLB
1.31%, 1/3/23 (o)(p)	$25,093,000	25,090,260

Total Short-Term Investment (2.7%) (Cost $25,087,563)		25,090,260

Total Investments in Securities (99.8%) (Cost $848,549,639)		933,420,838
Other Assets Less Liabilities (0.2%)		1,803,555

Net Assets (100%)		$935,224,393

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2022.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$62,272,594	$—	$—	$62,272,594
Consumer Discretionary	43,457,229	—	—	43,457,229
Consumer Staples	70,279,525	—	—	70,279,525
Energy	96,482,428	—	—	96,482,428
Financials	173,945,494	—	—	173,945,494
Health Care	158,500,224	—	—	158,500,224
Industrials	122,083,285	—	—	122,083,285
Information Technology	33,705,115	—	—	33,705,115
Materials	54,946,203	—	—	54,946,203
Real Estate	42,054,335	—	—	42,054,335
Utilities	50,604,146	—	—	50,604,146
Short-Term Investment
U.S. Government Agency Security	—	25,090,260	—	25,090,260

Total Assets	$908,330,578	$25,090,260	$—	$933,420,838

Total Liabilities	$—	$—	$—	$—

Total	$908,330,578	$25,090,260	$—	$933,420,838

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,222,986,823
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,188,016,056

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,929,541
Aggregate gross unrealized depreciation	(26,620,531)

Net unrealized appreciation	$83,309,010

Federal income tax cost of investments in securities and derivative instruments, if applicable	$850,111,828

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $848,549,639)	$933,420,838
Cash	197
Receivable for Portfolio shares sold	1,361,147
Dividends, interest and other receivables	1,222,463
Receivable for securities sold	198,157
Other assets	3,972

Total assets	936,206,774

LIABILITIES
Investment management fees payable	471,618
Payable for Portfolio shares redeemed	277,538
Distribution fees payable – Class IB	119,394
Administrative fees payable	75,991
Distribution fees payable – Class IA	9,832
Trustees’ fees payable	432
Accrued expenses	27,576

Total liabilities	982,381

NET ASSETS	$935,224,393

Net assets were comprised of:
Paid in capital	$847,663,965
Total distributable earnings (loss)	87,560,428

Net assets	$935,224,393

Class IA
Net asset value, offering and redemption price per share, $45,974,134 / 2,522,991 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.22

Class IB
Net asset value, offering and redemption price per share, $560,858,471 / 30,649,437 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.30

Class K
Net asset value, offering and redemption price per share, $328,391,788 / 18,009,088 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.23

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $7,288 foreign withholding tax)	$18,184,786
Interest	490,774

Total income	18,675,560

EXPENSES
Investment management fees	5,312,449
Distribution fees – Class IB	1,258,641
Administrative fees	832,990
Distribution fees – Class IA	97,693
Professional fees	75,443
Custodian fees	53,300
Printing and mailing expenses	39,452
Trustees’ fees	27,882
Miscellaneous	18,986

Total expenses	7,716,836

NET INVESTMENT INCOME (LOSS)	10,958,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	64,461,318
Net change in unrealized appreciation (depreciation) on investments in securities	(73,021,507)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,560,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,398,535

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,958,724	$6,670,190
Net realized gain (loss)	64,461,318	175,854,349
Net change in unrealized appreciation (depreciation)	(73,021,507)	(7,935,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,398,535	174,588,577

Distributions to shareholders:
Class IA	(3,965,747)	(7,086,641)
Class IB	(48,655,999)	(89,194,612)
Class K	(29,905,089)	(77,229,553)

Total distributions to shareholders	(82,526,835)	(173,510,806)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 945,389 and 427,800 shares, respectively ]	19,068,524	10,072,067
Capital shares issued in reinvestment of dividends and distributions [ 213,513 and 366,932 shares, respectively ]	3,965,747	7,086,641
Capital shares repurchased [ (490,550) and (324,914) shares, respectively ]	(9,892,441)	(7,639,940)

Total Class IA transactions	13,141,830	9,518,768

Class IB
Capital shares sold [ 6,926,376 and 3,956,179 shares, respectively ]	137,784,971	93,799,379
Capital shares issued in reinvestment of dividends and distributions [ 2,608,664 and 4,600,715 shares, respectively ]	48,655,999	89,194,612
Capital shares repurchased [ (2,200,937) and (1,807,404) shares, respectively ]	(43,551,676)	(42,328,788)

Total Class IB transactions	142,889,294	140,665,203

Class K
Capital shares sold [ 515,572 and 343,673 shares, respectively ]	10,260,787	8,244,837
Capital shares issued in reinvestment of dividends and distributions [ 1,608,726 and 3,996,333 shares, respectively ]	29,905,089	77,229,553
Capital shares repurchased [ (3,927,811) and (5,180,593) shares, respectively ]	(78,482,639)	(119,000,222)

Total Class K transactions	(38,316,763)	(33,525,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	117,714,361	116,658,139

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,586,061	117,735,910
NET ASSETS:
Beginning of year	897,638,332	779,902,422

End of year	$935,224,393	$897,638,332

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.91	$20.17	$18.67	$15.01	$19.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.15	0.18	0.21	0.20
Net realized and unrealized gain (loss)	(0.17)	4.36	1.81	3.91	(3.09)

Total from investment operations	0.06	4.51	1.99	4.12	(2.89)

Less distributions:
Dividends from net investment income	(0.21)	(0.16)	(0.19)	(0.22)	(0.19)
Distributions from net realized gains	(1.54)	(4.61)	(0.30)	(0.24)	(1.49)

Total dividends and distributions	(1.75)	(4.77)	(0.49)	(0.46)	(1.68)

Net asset value, end of year	$18.22	$19.91	$20.17	$18.67	$15.01

Total return	0.20%	23.22%	11.07%	27.49%	(15.38)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$45,974	$36,926	$27,936	$23,296	$16,030
Ratio of expenses to average net assets (f)	0.96%	0.96%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (f)	1.14%	0.66%	1.10%	1.20%	1.04%
Portfolio turnover rate^	137%	97%	146%	153%	151%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.99	$20.24	$18.73	$15.05	$19.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.16	0.18	0.21	0.20
Net realized and unrealized gain (loss)	(0.16)	4.36	1.82	3.93	(3.10)

Total from investment operations	0.06	4.52	2.00	4.14	(2.90)

Less distributions:
Dividends from net investment income	(0.21)	(0.16)	(0.19)	(0.22)	(0.19)
Distributions from net realized gains	(1.54)	(4.61)	(0.30)	(0.24)	(1.49)

Total dividends and distributions	(1.75)	(4.77)	(0.49)	(0.46)	(1.68)

Net asset value, end of year	$18.30	$19.99	$20.24	$18.73	$15.05

Total return	0.20%	23.18%	11.09%	27.55%	(15.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$560,858	$466,004	$335,218	$282,436	$205,941
Ratio of expenses to average net assets (f)	0.96%	0.96%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (f)	1.13%	0.66%	1.11%	1.19%	1.04%
Portfolio turnover rate^	137%	97%	146%	153%	151%

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.92	$20.18	$18.67	$15.00	$19.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.21	0.23	0.25	0.24
Net realized and unrealized gain (loss)	(0.16)	4.36	1.81	3.92	(3.09)

Total from investment operations	0.11	4.57	2.04	4.17	(2.85)

Less distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.23)	(0.26)	(0.24)
Distributions from net realized gains	(1.54)	(4.61)	(0.30)	(0.24)	(1.49)

Total dividends and distributions	(1.80)	(4.83)	(0.53)	(0.50)	(1.73)

Net asset value, end of year	$18.23	$19.92	$20.18	$18.67	$15.00

Total return	0.45%	23.48%	11.35%	27.87%	(15.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$328,392	$394,708	$416,748	$353,985	$350,611
Ratio of expenses to average net assets (f)	0.71%	0.71%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets (f)	1.35%	0.89%	1.36%	1.43%	1.28%
Portfolio turnover rate^	137%	97%	146%	153%	151%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1011

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Capital International, Inc.

➢	GQG Partners LLC

➢	Vaughan Nelson Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(18.36)%	8.01%	11.24%
Portfolio – Class IB Shares	(18.42)	8.00	11.24
Portfolio – Class K Shares	(18.20)	8.28	11.52
S&P 500® Index	(18.11)	9.42	12.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (18.42)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned (18.11)% over the same period.

Portfolio Highlights

What helped performance during the year?

•	Security selection and an above-benchmark exposure in the Energy and Utilities sectors added to relative performance.

•	Also adding to relative performance was security selection and a less than benchmark exposure in the Consumer Discretionary sector.

•	A relative overweight to Occidental Petroleum Corp., an oil and gas producer, pipeline operator and chemicals manufacturer, benefitted performance.

•	Avoidance of Tesla, Inc. was helpful to relative results. The electric carmaker’s stock fell on concerns that Twitter was a distraction for CEO Elon Musk.

•

A relative overweight to Exxon Mobil Corp., a Texas based oil and natural gas producer, helped. The company also operates a refining business and markets petroleum, petrochemical and other specialty products. The stock increased after reporting record earnings during the year.

•	A less than benchmark weight in the Consumer Discretionary sector was additive.

•	A relative overweight to Devon Energy Corp., an oil and natural gas producer based in Oklahoma, added to relative results.

What hurt performance during the year?

•	Both sector allocation and security selection in the Industrials sector detracted from results, with SAIA, Inc. the largest detractor.

•	Stock selection was negative in most sectors, including Consumer Staples, Financials, Information Technology and Communications.

•	Underweighting Merck & Co., Inc and Abbvie, Inc. in the Health Care sector detracted from relative results.

•

In the Information Technology sector, a relative overweight to LAM Research Corp., a California company which designs, manufactures and services semiconductor processing equipment used in the fabrication of integrated circuits, detracted from performance.

•

During the year, the Portfolio reduced its equity exposure for 105 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	17.9%
Health Care	13.5
Financials	9.3
Exchange Traded Funds	9.0
Consumer Discretionary	7.2
Industrials	6.9
Consumer Staples	6.5
Energy	5.1
Communication Services	5.1
Investment Companies	4.1
Utilities	3.9
Materials	3.1
Repurchase Agreements	2.1
Real Estate	1.7
Cash and Other	4.6

100.0%

1012

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,010.20	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.49
Class IB
Actual	1,000.00	1,010.20	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.49
Class K
Actual	1,000.00	1,011.90	3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	3.22

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1013

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	209,610	$3,858,920
Cogent Communications Holdings, Inc.	97,570	5,569,296
Lumen Technologies, Inc.	29,717	155,123
Verizon Communications, Inc.	123,520	4,866,688

		14,450,027

Entertainment (0.9%)
Activision Blizzard, Inc.	21,113	1,616,200
Electronic Arts, Inc.	7,782	950,805
Live Nation Entertainment, Inc.*	4,274	298,069
Netflix, Inc.*	19,420	5,726,569
Take-Two Interactive Software, Inc.*	22,325	2,324,702
Walt Disney Co. (The)*	53,617	4,658,245
Warner Bros Discovery, Inc.*	64,093	607,602

		16,182,192

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A*	253,970	22,407,773
Alphabet, Inc., Class C*	195,830	17,375,996
Match Group, Inc.*	8,333	345,736
Meta Platforms, Inc., Class A*	87,061	10,476,921
Pinterest, Inc., Class A*	29,852	724,806
Snap, Inc., Class A*	44,065	394,382

		51,725,614

Media (0.6%)
Charter Communications, Inc., Class A*	9,871	3,347,256
Comcast Corp., Class A	179,387	6,273,163
DISH Network Corp., Class A (x)*	6,581	92,397
Fox Corp., Class A	8,544	259,481
Fox Corp., Class B	3,926	111,695
Interpublic Group of Cos., Inc. (The)	11,800	393,058
News Corp., Class A	10,698	194,704
News Corp., Class B	4,207	77,577
Omnicom Group, Inc.	5,961	486,239
Paramount Global, Class B (x)	14,149	238,835

		11,474,405

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	17,564	2,458,960

Total Communication Services		96,291,198

Consumer Discretionary (7.2%)
Auto Components (0.2%)
Aptiv plc*	22,317	2,078,382
BorgWarner, Inc.	7,177	288,875
Luminar Technologies, Inc. (x)*	238,015	1,178,174

		3,545,431

Automobiles (0.7%)
Ford Motor Co.	117,130	1,362,222
General Motors Co.	41,784	1,405,614
Tesla, Inc.*	78,992	9,730,234

		12,498,070

Distributors (0.1%)
Genuine Parts Co.	4,119	714,687
LKQ Corp.	7,602	406,023
Pool Corp.	1,115	337,098

		1,457,808

Hotels, Restaurants & Leisure (1.6%)
Aramark	79,904	3,303,231
Booking Holdings, Inc.*	1,141	2,299,434
Caesars Entertainment, Inc.*	6,221	258,794
Carnival Corp. (x)*	27,912	224,971
Chipotle Mexican Grill, Inc.*	3,160	4,384,468
Darden Restaurants, Inc.	3,518	486,645
Domino’s Pizza, Inc.	1,053	364,759
Expedia Group, Inc.*	4,457	390,433
Hilton Worldwide Holdings, Inc.	7,881	995,843
Las Vegas Sands Corp.*	9,619	462,385
Marriott International, Inc., Class A	7,913	1,178,167
McDonald’s Corp.	21,541	5,676,700
MGM Resorts International	9,157	307,034
Norwegian Cruise Line Holdings Ltd. (x)*	179,273	2,194,302
Royal Caribbean Cruises Ltd.*	23,647	1,168,871
Starbucks Corp.	33,738	3,346,810
Wynn Resorts Ltd.*	2,942	242,627
Yum! Brands, Inc.	22,686	2,905,623

		30,191,097

Household Durables (0.2%)
DR Horton, Inc.	21,871	1,949,581
Garmin Ltd.	4,482	413,644
Lennar Corp., Class A	7,399	669,609
Mohawk Industries, Inc.*	1,534	156,805
Newell Brands, Inc.	10,576	138,334
NVR, Inc.*	86	396,682
PulteGroup, Inc.	6,741	306,918
Whirlpool Corp.	1,575	222,800

		4,254,373

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	339,553	28,522,452
eBay, Inc.	15,956	661,695
Etsy, Inc.*	3,636	435,520

		29,619,667

Leisure Products (0.0%)†
Hasbro, Inc.	3,774	230,252

Multiline Retail (1.0%)
Dollar General Corp.	57,568	14,176,120
Dollar Tree, Inc.*	18,054	2,553,558
Target Corp.	13,537	2,017,554

		18,747,232

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	1,806	265,536
AutoZone, Inc.*	558	1,376,129
Bath & Body Works, Inc.	6,415	270,328
Best Buy Co., Inc.	5,737	460,165
Burlington Stores, Inc.*	7,823	1,586,192
CarMax, Inc.*	4,628	281,799
Home Depot, Inc. (The)	39,521	12,483,103

See Notes to Financial Statements.

1014

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	18,255	$3,637,126
O’Reilly Automotive, Inc.*	1,840	1,553,015
Ross Stores, Inc.	10,297	1,195,173
TJX Cos., Inc. (The)	34,147	2,718,101
Tractor Supply Co.	3,226	725,753
Ulta Beauty, Inc.*	1,506	706,419

		27,258,839

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	53,739	6,288,000
Ralph Lauren Corp.	1,114	117,716
Tapestry, Inc.	6,856	261,077
VF Corp.	9,660	266,713

		6,933,506

Total Consumer Discretionary		134,736,275

Consumer Staples (6.5%)
Beverages (1.2%)
Brown-Forman Corp., Class B	5,541	363,933
Coca-Cola Co. (The)	114,468	7,281,309
Constellation Brands, Inc., Class A	15,624	3,620,862
Keurig Dr Pepper, Inc.	25,000	891,500
Molson Coors Beverage Co., Class B	41,179	2,121,542
Monster Beverage Corp.*	11,067	1,123,632
PepsiCo, Inc.	40,519	7,320,163

		22,722,941

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	13,017	5,942,261
Kroger Co. (The)	19,148	853,618
Sysco Corp.	14,741	1,126,949
Walgreens Boots Alliance, Inc.	21,275	794,834
Walmart, Inc.	95,342	13,518,542

		22,236,204

Food Products (1.2%)
Archer-Daniels-Midland Co.	16,156	1,500,085
Campbell Soup Co.	6,103	346,345
Conagra Brands, Inc.	13,792	533,750
General Mills, Inc.	17,325	1,452,701
Hershey Co. (The)	4,329	1,002,467
Hormel Foods Corp.	8,770	399,473
J M Smucker Co. (The)	3,190	505,487
Kellogg Co.	7,327	521,975
Kraft Heinz Co. (The)	85,859	3,495,320
Lamb Weston Holdings, Inc.	4,355	389,163
McCormick & Co., Inc. (Non-Voting)	111,246	9,221,181
Mondelez International, Inc., Class A	40,164	2,676,931
Tyson Foods, Inc., Class A	8,686	540,704

		22,585,582

Household Products (1.3%)
Church & Dwight Co., Inc.	6,999	564,189
Clorox Co. (The)	64,377	9,034,025
Colgate-Palmolive Co.	24,738	1,949,107
Kimberly-Clark Corp.	10,004	1,358,043
Procter & Gamble Co. (The)	69,695	10,562,974

		23,468,338

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	13,505	3,350,726

Tobacco (1.4%)
Altria Group, Inc.	235,874	10,781,800
Philip Morris International, Inc.	157,623	15,953,024

		26,734,824

Total Consumer Staples		121,098,615

Energy (5.1%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	29,709	877,307
Halliburton Co.	26,898	1,058,436
Schlumberger Ltd.	215,346	11,512,397

		13,448,140

Oil, Gas & Consumable Fuels (4.4%)
APA Corp.	9,540	445,327
Arch Resources, Inc.	33,478	4,780,324
Chevron Corp.	52,320	9,390,917
ConocoPhillips	36,648	4,324,464
Coterra Energy, Inc.	22,723	558,304
Devon Energy Corp.	19,420	1,194,524
Diamondback Energy, Inc.	5,208	712,350
EOG Resources, Inc.	17,381	2,251,187
EQT Corp.	10,957	370,675
Equitrans Midstream Corp.	163,316	1,094,217
Exxon Mobil Corp.	284,432	31,372,850
Hess Corp.	8,240	1,168,597
Kinder Morgan, Inc.	58,484	1,057,391
Kosmos Energy Ltd.*	797,250	5,070,510
Marathon Oil Corp.	18,678	505,613
Marathon Petroleum Corp.	13,784	1,604,320
Occidental Petroleum Corp.	163,076	10,272,157
ONEOK, Inc.	13,097	860,473
Phillips 66	13,900	1,446,712
Pioneer Natural Resources Co.	6,945	1,586,169
Targa Resources Corp.	6,726	494,361
Valero Energy Corp.	11,339	1,438,466
Williams Cos., Inc. (The)	36,067	1,186,604

		83,186,512

Total Energy		96,634,652

Financials (9.3%)
Banks (2.3%)
Bank of America Corp.	205,272	6,798,609
Citigroup, Inc.	56,802	2,569,154
Citizens Financial Group, Inc.	14,275	562,007
Comerica, Inc.	3,808	254,565
Fifth Third Bancorp	19,892	652,657
First Republic Bank	5,297	645,651
Huntington Bancshares, Inc.	42,430	598,263
JPMorgan Chase & Co.	113,945	15,280,025
KeyCorp	28,262	492,324
M&T Bank Corp.	5,153	747,494
PNC Financial Services Group, Inc. (The)‡	11,862	1,873,484
Regions Financial Corp.	27,418	591,132
Signature Bank	1,771	204,055
SVB Financial Group*	1,727	397,452
Truist Financial Corp.	39,338	1,692,714
US Bancorp	40,099	1,748,717
Wells Fargo & Co.	111,797	4,616,098
Western Alliance Bancorp	50,733	3,021,657
Zions Bancorp NA	4,173	205,145

		42,951,203

See Notes to Financial Statements.

1015

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	3,097	$964,313
Bank of New York Mellon Corp. (The)	21,618	984,051
BlackRock, Inc.‡	4,418	3,130,727
Brookfield Asset Management Ltd., Class A*	8,600	246,562
Brookfield Corp.	34,403	1,082,318
Cboe Global Markets, Inc.	3,143	394,352
Charles Schwab Corp. (The)	159,701	13,296,705
CME Group, Inc.	10,493	1,764,503
FactSet Research Systems, Inc.	1,146	459,787
Franklin Resources, Inc.	8,317	219,403
Goldman Sachs Group, Inc. (The)	9,959	3,419,721
Intercontinental Exchange, Inc.	106,948	10,971,795
Invesco Ltd.	12,859	231,333
LPL Financial Holdings, Inc.	14,346	3,101,175
MarketAxess Holdings, Inc.	1,087	303,153
Moody’s Corp.	4,675	1,302,549
Morgan Stanley	38,772	3,296,396
MSCI, Inc.	8,318	3,869,284
Nasdaq, Inc.	43,225	2,651,854
Northern Trust Corp.	6,222	550,585
Raymond James Financial, Inc.	5,809	620,692
S&P Global, Inc.	9,794	3,280,402
State Street Corp.	10,767	835,196
T. Rowe Price Group, Inc.	6,545	713,798

		57,690,654

Consumer Finance (0.3%)
American Express Co.	17,581	2,597,593
Capital One Financial Corp.	11,353	1,055,375
Discover Financial Services	7,997	782,346
Synchrony Financial	13,110	430,795

		4,866,109

Diversified Financial Services (1.6%)
Apollo Global Management, Inc.	31,485	2,008,428
Berkshire Hathaway, Inc., Class A*	7	3,280,977
Berkshire Hathaway, Inc., Class B*	82,679	25,539,543

		30,828,948

Insurance (2.0%)
Aflac, Inc.	16,589	1,193,413
Allstate Corp. (The)	7,743	1,049,951
American International Group, Inc.	21,852	1,381,920
Aon plc, Class A	28,139	8,445,639
Arch Capital Group Ltd.*	11,137	699,181
Arthur J Gallagher & Co.	6,225	1,173,661
Assurant, Inc.	1,604	200,596
Brown & Brown, Inc.	7,104	404,715
Chubb Ltd.	23,968	5,287,341
Cincinnati Financial Corp.	4,548	465,670
Everest Re Group Ltd.	1,184	392,224
Globe Life, Inc.	2,579	310,898
Hartford Financial Services Group, Inc. (The)	9,544	723,722
Lincoln National Corp.	4,827	148,285
Loews Corp.	5,972	348,347
Marsh & McLennan Cos., Inc.	32,709	5,412,685
MetLife, Inc.	19,384	1,402,820
Principal Financial Group, Inc.	6,693	561,677
Progressive Corp. (The)	33,013	4,282,116
Prudential Financial, Inc.	10,711	1,065,316
Travelers Cos., Inc. (The)	6,878	1,289,556
W R Berkley Corp.	6,108	443,258
Willis Towers Watson plc	3,184	778,743

		37,461,734

Total Financials		173,798,648

Health Care (13.5%)
Biotechnology (1.8%)
AbbVie, Inc.	52,012	8,405,659
Amgen, Inc.	15,693	4,121,609
Biogen, Inc.*	4,195	1,161,679
Gilead Sciences, Inc.	36,834	3,162,199
Incyte Corp.*	5,553	446,017
Moderna, Inc.*	9,717	1,745,368
Regeneron Pharmaceuticals, Inc.*	6,016	4,340,484
Seagen, Inc.*	18,664	2,398,511
Vertex Pharmaceuticals, Inc.*	29,661	8,565,504

		34,347,030

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	67,461	7,406,543
Align Technology, Inc.*	2,088	440,359
Baxter International, Inc.	14,702	749,361
Becton Dickinson and Co.	8,341	2,121,116
Boston Scientific Corp.*	42,459	1,964,578
Cooper Cos., Inc. (The)	1,495	494,352
Dentsply Sirona, Inc.	6,082	193,651
Dexcom, Inc.*	11,360	1,286,406
Edwards Lifesciences Corp.*	41,804	3,118,996
Hologic, Inc.*	7,173	536,612
IDEXX Laboratories, Inc.*	2,449	999,094
Intuitive Surgical, Inc.*	10,393	2,757,783
Medtronic plc	39,036	3,033,878
ResMed, Inc.	4,304	895,792
STERIS plc	2,881	532,092
Stryker Corp.	30,921	7,559,875
Teleflex, Inc.	1,350	337,001
Zimmer Biomet Holdings, Inc.	6,215	792,412

		35,219,901

Health Care Providers & Services (4.4%)
AmerisourceBergen Corp.	4,710	780,494
Cardinal Health, Inc.	7,710	592,668
Centene Corp.*	45,364	3,720,302
Chemed Corp.	8,575	4,376,937
Cigna Corp.	32,899	10,900,755
CVS Health Corp.	38,642	3,601,048
DaVita, Inc.*	1,568	117,083
Elevance Health, Inc.	23,343	11,974,259
HCA Healthcare, Inc.	6,236	1,496,391
Henry Schein, Inc.*	4,035	322,275
Humana, Inc.	19,331	9,901,145
Laboratory Corp. of America Holdings	2,606	613,661
McKesson Corp.	4,170	1,564,250
Molina Healthcare, Inc.*	1,741	574,913
Quest Diagnostics, Inc.	3,332	521,258
UnitedHealth Group, Inc.	59,575	31,585,473
Universal Health Services, Inc., Class B	1,880	264,873

		82,907,785

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	8,658	$1,295,670
Bio-Rad Laboratories, Inc., Class A*	611	256,919
Bio-Techne Corp.	4,496	372,629
Charles River Laboratories International, Inc.*	1,489	324,453
Danaher Corp.	64,428	17,100,480
Illumina, Inc.*	4,631	936,388
IQVIA Holdings, Inc.*	5,514	1,129,763
Mettler-Toledo International, Inc.*	1,989	2,875,000
PerkinElmer, Inc.	3,722	521,899
Thermo Fisher Scientific, Inc.	11,535	6,352,209
Waters Corp.*	1,727	591,636
West Pharmaceutical Services, Inc.	2,244	528,125

		32,285,171

Pharmaceuticals (3.7%)
AstraZeneca plc (ADR)	89,103	6,041,183
Bristol-Myers Squibb Co.	92,671	6,667,678
Catalent, Inc.*	5,571	250,751
Eli Lilly and Co.	39,625	14,496,410
Johnson & Johnson	109,974	19,426,907
Merck & Co., Inc.	74,568	8,273,319
Organon & Co.	7,877	220,005
Pfizer, Inc.	203,490	10,426,828
Viatris, Inc.	36,745	408,972
Zoetis, Inc.	13,692	2,006,563

		68,218,616

Total Health Care		252,978,503

Industrials (6.9%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	13,584	2,253,993
Boeing Co. (The)*	16,554	3,153,371
General Dynamics Corp.	6,669	1,654,645
Howmet Aerospace, Inc.	10,628	418,849
Huntington Ingalls Industries, Inc.	1,176	271,280
L3Harris Technologies, Inc.	5,537	1,152,859
Lockheed Martin Corp.	21,187	10,307,264
Northrop Grumman Corp.	15,656	8,542,070
Raytheon Technologies Corp.	64,203	6,479,367
Textron, Inc.	6,277	444,412
TransDigm Group, Inc.	6,924	4,359,697

		39,037,807

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,462	316,981
Expeditors International of Washington, Inc.	4,804	499,232
FedEx Corp.	7,066	1,223,831
United Parcel Service, Inc., Class B	21,465	3,731,475

		5,771,519

Airlines (0.2%)
Alaska Air Group, Inc.*	3,823	164,160
American Airlines Group, Inc.*	19,692	250,482
Delta Air Lines, Inc.*	19,336	635,381
Southwest Airlines Co.*	17,558	591,178
United Airlines Holdings, Inc.*	39,026	1,471,280

		3,112,481

Building Products (0.4%)
A O Smith Corp.	3,736	213,849
Allegion plc	2,724	286,728
Armstrong World Industries, Inc.	28,760	1,972,648
Carrier Global Corp.	66,162	2,729,183
Johnson Controls International plc	20,429	1,307,456
Masco Corp.	6,587	307,415
Trane Technologies plc	6,852	1,151,753

		7,969,032

Commercial Services & Supplies (0.3%)
Cintas Corp.	2,539	1,146,663
Copart, Inc.*	12,490	760,516
Republic Services, Inc.	6,127	790,322
Rollins, Inc.	6,702	244,891
Waste Connections, Inc.	13,873	1,839,005
Waste Management, Inc.	10,977	1,722,072

		6,503,469

Construction & Engineering (0.1%)
Arcosa, Inc.	34,210	1,858,971
Quanta Services, Inc.	4,128	588,240

		2,447,211

Electrical Equipment (0.4%)
AMETEK, Inc.	20,298	2,836,037
Eaton Corp. plc	11,631	1,825,485
Emerson Electric Co.	17,537	1,684,604
Generac Holdings, Inc.*	1,739	175,048
Rockwell Automation, Inc.	3,386	872,132

		7,393,306

Industrial Conglomerates (0.5%)
3M Co.	16,185	1,940,905
General Electric Co.	32,136	2,692,675
Honeywell International, Inc.	19,773	4,237,354

		8,870,934

Machinery (1.1%)
Caterpillar, Inc.	26,249	6,288,210
Cummins, Inc.	4,154	1,006,473
Deere & Co.	8,078	3,463,523
Dover Corp.	4,049	548,275
Fortive Corp.	10,343	664,538
IDEX Corp.	2,251	513,971
Illinois Tool Works, Inc.	8,221	1,811,086
Ingersoll Rand, Inc.	11,884	620,939
Nordson Corp.	1,638	389,385
Otis Worldwide Corp.	12,348	966,972
PACCAR, Inc.	10,256	1,015,036
Parker-Hannifin Corp.	3,792	1,103,472
Pentair plc	4,918	221,212
Snap-on, Inc.	1,532	350,047
Stanley Black & Decker, Inc.	4,541	341,120
Westinghouse Air Brake Technologies Corp.	5,411	540,072
Xylem, Inc.	5,229	578,171

		20,422,502

Professional Services (0.2%)
CoStar Group, Inc.*	12,008	927,978
Dun & Bradstreet Holdings, Inc.	67,825	831,535

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Equifax, Inc.	3,550	$689,978
Jacobs Solutions, Inc.	3,676	441,378
Leidos Holdings, Inc.	4,138	435,276
Robert Half International, Inc.	3,269	241,350
Verisk Analytics, Inc.	4,655	821,235

		4,388,730

Road & Rail (1.2%)
CSX Corp.	61,833	1,915,586
JB Hunt Transport Services, Inc.	2,505	436,772
Norfolk Southern Corp.	6,809	1,677,874
Old Dominion Freight Line, Inc.	2,664	755,990
Saia, Inc.*	26,014	5,454,615
Union Pacific Corp.	55,198	11,429,850

		21,670,687

Trading Companies & Distributors (0.1%)
Fastenal Co.	16,840	796,869
United Rentals, Inc.*	2,032	722,213
WW Grainger, Inc.	1,321	734,806

		2,253,888

Total Industrials		129,841,566

Information Technology (17.9%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	7,240	878,574
Cisco Systems, Inc.	120,759	5,752,959
F5, Inc.*	1,819	261,044
Juniper Networks, Inc.	9,882	315,829
Motorola Solutions, Inc.	38,026	9,799,680

		17,008,086

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	17,641	1,343,186
CDW Corp.	3,935	702,712
Corning, Inc.	22,180	708,429
Keysight Technologies, Inc.*	5,259	899,657
TE Connectivity Ltd.	9,446	1,084,401
Teledyne Technologies, Inc.*	1,349	539,479
Trimble, Inc.*	44,492	2,249,516
Zebra Technologies Corp., Class A*	1,489	381,794

		7,909,174

IT Services (3.6%)
Accenture plc, Class A	18,531	4,944,812
Akamai Technologies, Inc.*	4,790	403,797
Automatic Data Processing, Inc.	12,200	2,914,092
Block, Inc., Class A*	14,601	917,527
Broadridge Financial Solutions, Inc.	3,377	452,957
Cognizant Technology Solutions Corp., Class A	15,171	867,630
DXC Technology Co.*	6,625	175,563
EPAM Systems, Inc.*	1,656	542,737
Fidelity National Information Services, Inc.	17,452	1,184,118
Fiserv, Inc.*	18,676	1,887,583
FleetCor Technologies, Inc.*	2,208	405,565
Gartner, Inc.*	2,368	795,980
Global Payments, Inc.	7,953	789,892
GoDaddy, Inc., Class A*	14,169	1,060,125
International Business Machines Corp.	26,588	3,745,983
Jack Henry & Associates, Inc.	21,616	3,794,905
Mastercard, Inc., Class A	35,688	12,409,788
Paychex, Inc.	9,462	1,093,429
PayPal Holdings, Inc.*	33,529	2,387,935
Toast, Inc., Class A(x)*	62,731	1,131,040
VeriSign, Inc.*	25,041	5,144,423
Visa, Inc., Class A	98,422	20,448,155

		67,498,036

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	47,421	3,071,458
Analog Devices, Inc.	15,127	2,481,282
Applied Materials, Inc.	25,302	2,463,909
ASML Holding NV (Registered) (NYRS)	8,406	4,593,038
Broadcom, Inc.	18,594	10,396,463
Enphase Energy, Inc.*	7,802	2,067,218
Entegris, Inc.	42,100	2,761,339
First Solar, Inc.*	2,916	436,788
Intel Corp.	121,775	3,218,513
KLA Corp.	10,043	3,786,512
Lam Research Corp.	3,999	1,680,780
Microchip Technology, Inc.	16,320	1,146,480
Micron Technology, Inc.	67,070	3,352,159
Monolithic Power Systems, Inc.	8,650	3,058,726
NVIDIA Corp.	94,843	13,860,356
NXP Semiconductors NV	7,603	1,201,502
ON Semiconductor Corp.*	12,688	791,350
Qorvo, Inc.*	2,980	270,107
QUALCOMM, Inc.	32,969	3,624,612
Skyworks Solutions, Inc.	4,659	424,575
SolarEdge Technologies, Inc.*	1,685	477,310
Teradyne, Inc.	4,505	393,512
Texas Instruments, Inc.	26,692	4,410,052
Wolfspeed, Inc.*	15,315	1,057,348

		71,025,389

Software (5.9%)
Adobe, Inc.*	16,427	5,528,178
ANSYS, Inc.*	2,521	609,048
Autodesk, Inc.*	6,292	1,175,786
Cadence Design Systems, Inc.*	8,109	1,302,630
Ceridian HCM Holding, Inc.*	33,332	2,138,248
DocuSign, Inc.*	13,816	765,683
Fortinet, Inc.*	19,270	942,110
Gen Digital, Inc.	17,412	373,139
Intuit, Inc.	8,290	3,226,634
Microsoft Corp.	302,394	72,520,129
Oracle Corp.	45,050	3,682,387
Paycom Software, Inc.*	1,468	455,535
PTC, Inc.*	3,090	370,924
Roper Technologies, Inc.	3,144	1,358,491
Salesforce, Inc.*	79,520	10,543,557
ServiceNow, Inc.*	10,283	3,992,580
Synopsys, Inc.*	4,537	1,448,619
Tyler Technologies, Inc.*	1,214	391,406

		110,825,084

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	456,942	59,370,474
Hewlett Packard Enterprise Co.	37,546	599,234

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
HP, Inc.	26,035	$699,561
NetApp, Inc.	6,238	374,654
Seagate Technology Holdings plc(x)	5,947	312,872
Western Digital Corp.*	8,935	281,899

		61,638,694

Total Information Technology		335,904,463

Materials (3.1%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	6,578	2,027,734
Albemarle Corp.	10,716	2,323,872
Celanese Corp.	2,843	290,668
CF Industries Holdings, Inc.	5,910	503,532
Corteva, Inc.	44,538	2,617,944
Dow, Inc.	20,521	1,034,053
DuPont de Nemours, Inc.	14,760	1,012,979
Eastman Chemical Co.	3,675	299,292
Ecolab, Inc.	7,313	1,064,480
FMC Corp.	3,770	470,496
International Flavors & Fragrances, Inc.	7,419	777,808
Linde plc	23,416	7,637,831
LyondellBasell Industries NV, Class A	7,565	628,122
Mosaic Co. (The)	9,735	427,075
PPG Industries, Inc.	6,899	867,480
Sherwin-Williams Co. (The)	49,425	11,730,035

		33,713,401

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,806	610,374
Vulcan Materials Co.	3,975	696,062

		1,306,436

Containers & Packaging (0.1%)
Amcor plc	43,175	514,214
Avery Dennison Corp.	2,391	432,771
Ball Corp.	9,145	467,676
International Paper Co.	10,454	362,022
Packaging Corp. of America	2,756	352,520
Sealed Air Corp.	4,531	226,006
Westrock Co.	7,372	259,200

		2,614,409

Metals & Mining (1.1%)
ATI, Inc.*	162,489	4,851,922
Freeport-McMoRan, Inc.	41,655	1,582,890
Newmont Corp.	23,404	1,104,669
Nucor Corp.	7,520	991,211
Steel Dynamics, Inc.	4,907	479,414
United States Steel Corp.	55,808	1,397,990
Wheaton Precious Metals Corp.(x)	266,530	10,415,992

		20,824,088

Total Materials		58,458,334

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)	4,466	650,562
American Tower Corp. (REIT)	13,675	2,897,186
AvalonBay Communities, Inc. (REIT)	4,060	655,771
Boston Properties, Inc. (REIT)	4,166	281,538
Camden Property Trust (REIT)	3,056	341,905
Crown Castle, Inc. (REIT)	20,906	2,835,690
Digital Realty Trust, Inc. (REIT)	8,420	844,273
Equinix, Inc. (REIT)	5,160	3,379,955
Equity Residential (REIT)	10,196	601,564
Essex Property Trust, Inc. (REIT)	1,850	392,052
Extra Space Storage, Inc. (REIT)	3,869	569,439
Federal Realty Investment Trust (REIT)	2,243	226,633
Healthpeak Properties, Inc. (REIT)	16,351	409,920
Host Hotels & Resorts, Inc. (REIT)	21,471	344,610
Invitation Homes, Inc. (REIT)	17,389	515,410
Iron Mountain, Inc. (REIT)	8,809	439,129
Kimco Realty Corp. (REIT)	18,700	396,066
Mid-America Apartment Communities, Inc. (REIT)	3,452	541,930
Prologis, Inc. (REIT)	63,665	7,176,955
Public Storage (REIT)	4,686	1,312,970
Realty Income Corp. (REIT)	18,270	1,158,866
Regency Centers Corp. (REIT)	4,582	286,375
SBA Communications Corp. (REIT)	3,166	887,461
Simon Property Group, Inc. (REIT)	9,671	1,136,149
UDR, Inc. (REIT)	9,115	353,024
Ventas, Inc. (REIT)	11,835	533,167
VICI Properties, Inc. (REIT)	28,295	916,758
Vornado Realty Trust (REIT)	4,899	101,948
Welltower, Inc. (REIT)	13,619	892,725
Weyerhaeuser Co. (REIT)	21,501	666,531

		31,746,562

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	9,205	708,417

Total Real Estate		32,454,979

Utilities (3.9%)
Electric Utilities (2.8%)
Alliant Energy Corp.	7,417	409,493
American Electric Power Co., Inc.	89,624	8,509,799
Constellation Energy Corp.	9,583	826,150
Duke Energy Corp.	22,548	2,322,219
Edison International	11,094	705,800
Entergy Corp.	5,899	663,637
Evergy, Inc.	6,846	430,819
Eversource Energy	10,152	851,144
Exelon Corp.	282,523	12,213,469
FirstEnergy Corp.	15,681	657,661
NextEra Energy, Inc.	190,921	15,960,996
NRG Energy, Inc.	7,126	226,749
PG&E Corp.*	290,407	4,722,018
Pinnacle West Capital Corp.	3,333	253,441
PPL Corp.	21,592	630,918
Southern Co. (The)	32,019	2,286,477
Xcel Energy, Inc.	16,147	1,132,066

		52,802,856

Gas Utilities (0.2%)
Atmos Energy Corp.	30,368	3,403,342

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	132,272	3,804,143

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Multi-Utilities (0.6%)
Ameren Corp.	7,723	$686,729
CenterPoint Energy, Inc.	121,541	3,645,015
CMS Energy Corp.	8,366	529,819
Consolidated Edison, Inc.	10,425	993,607
Dominion Energy, Inc.	24,690	1,513,991
DTE Energy Co.	5,599	658,050
NiSource, Inc.	12,217	334,990
Public Service Enterprise Group, Inc.	14,627	896,196
Sempra Energy	9,322	1,440,622
WEC Energy Group, Inc.	9,246	866,905

		11,565,924

Water Utilities (0.1%)
American Water Works Co., Inc.	5,322	811,179

Total Utilities		72,387,444

Total Common Stocks (80.2%) (Cost $772,486,588)		1,504,584,677

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	152,244	58,493,667
iShares Morningstar Growth ETF(x)	67,890	3,304,885
iShares Morningstar U.S. Equity ETF‡	612,908	32,263,477
iShares Morningstar Value ETF(x)	9,526	602,329
iShares Russell 1000 ETF(x)	150,899	31,767,258
SPDR Portfolio S&P 500 Growth ETF(x)	50,400	2,553,768
SPDR Portfolio S&P 500 Value ETF(x)	5,600	217,784
Vanguard Growth ETF	13,800	2,940,918
Vanguard Large-Cap ETF(x)	184,613	32,159,585
Vanguard Russell 1000 Growth ETF	56,500	3,114,280
Vanguard Russell 1000 Value(x)	4,900	326,242
Vanguard Value ETF(x)	3,400	477,258

Total Exchange Traded Funds (9.0%) (Cost $63,422,341)		168,221,451

SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	74,421,156	74,458,366

Total Investment Companies		76,458,366

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $11,804,729, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $12,035,207. (xx)	11,799,223	11,799,223
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $15,007,167, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $15,307,951. (xx)	15,000,000	15,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $12,010,383, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $13,065,942. (xx)	12,000,000	12,000,000

Total Repurchase Agreements		39,799,223

Total Short-Term Investments (6.2%) (Cost $116,235,471)		116,257,589

Total Investments in Securities (95.4%) (Cost $952,144,400)		1,789,063,717
Other Assets Less Liabilities (4.6%)		86,830,347

Net Assets (100%)		$1,875,894,064

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $41,657,606. This was collateralized by $945,953 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 2/9/23 – 5/15/47 and by cash of $41,799,223 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	11,862	2,944,436	—	(496,719)	384,455	(958,688)	1,873,484	77,554	—
Capital Markets
BlackRock, Inc.	4,418	4,526,529	170,477	(573,137)	271,861	(1,265,003)	3,130,727	89,329	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	612,908	43,638,542	—	(2,723,719)	1,470,124	(10,121,470)	32,263,477	534,710	—

Total		51,109,507	170,477	(3,793,575)	2,126,440	(12,345,161)	37,267,688	701,593	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	947	3/2023	USD	182,818,350	(5,585,830)

					(5,585,830)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$96,291,198	$—	$—	$96,291,198
Consumer Discretionary	134,736,275	—	—	134,736,275
Consumer Staples	121,098,615	—	—	121,098,615
Energy	96,634,652	—	—	96,634,652
Financials	173,798,648	—	—	173,798,648
Health Care	252,978,503	—	—	252,978,503
Industrials	129,841,566	—	—	129,841,566
Information Technology	335,904,463	—	—	335,904,463
Materials	58,458,334	—	—	58,458,334
Real Estate	32,454,979	—	—	32,454,979
Utilities	72,387,444	—	—	72,387,444
Exchange Traded Funds	168,221,451	—	—	168,221,451

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$76,458,366	$—	$—	$76,458,366
Repurchase Agreements	—	39,799,223	—	39,799,223

Total Assets	$1,749,264,494	$39,799,223	$—	$1,789,063,717

Liabilities:
Futures	$(5,585,830)	$—	$—	$(5,585,830)

Total Liabilities	$(5,585,830)	$—	$—	$(5,585,830)

Total	$1,743,678,664	$39,799,223	$—	$1,783,477,887

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,585,830	)*

Total		$(5,585,830)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(72,144,661)	$(72,144,661)

Total	$(72,144,661)	$(72,144,661)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(9,713,478)	$(9,713,478)

Total	$(9,713,478)	$(9,713,478)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $166,128,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 2%)*	$614,304,651
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 1%)*	$970,649,371

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,510,033
Aggregate gross unrealized depreciation	(54,591,675)

Net unrealized appreciation	$834,918,358

Federal income tax cost of investments in securities and derivative instruments, if applicable	$948,559,529

For the year ended December 31, 2022, the Portfolio incurred approximately $7,780 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $13,833,549)	$37,267,688
Unaffiliated Issuers (Cost $898,511,628)	1,711,996,806
Repurchase Agreements (Cost $39,799,223)	39,799,223
Cash	118,194,075
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	10,138,600
Dividends, interest and other receivables	1,623,867
Receivable for securities sold	1,110,990
Receivable for Portfolio shares sold	49,767
Securities lending income receivable	16,154
Other assets	9,555

Total assets	1,920,206,732

LIABILITIES
Payable for return of collateral on securities loaned	41,799,223
Investment management fees payable	781,997
Due to broker for futures variation margin	509,010
Payable for Portfolio shares redeemed	413,616
Distribution fees payable – Class IB	284,194
Administrative fees payable	212,071
Payable for securities purchased	147,771
Trustees’ fees payable	4,613
Distribution fees payable – Class IA	1,314
Accrued expenses	158,859

Total liabilities	44,312,668

NET ASSETS	$1,875,894,064

Net assets were comprised of:
Paid in capital	$1,100,298,494
Total distributable earnings (loss)	775,595,570

Net assets	$1,875,894,064

Class IA
Net asset value, offering and redemption price per share, $5,995,401 / 631,830 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

Class IB
Net asset value, offering and redemption price per share, $1,306,855,559 / 137,681,236 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

Class K
Net asset value, offering and redemption price per share, $563,043,104 / 59,270,158 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

(x)	Includes value of securities on loan of $41,657,606.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($701,593 of dividend income received from affiliates)	$33,348,836
Interest	1,507,162
Securities lending (net)	223,584

Total income	35,079,582

EXPENSES
Investment management fees	10,340,503
Distribution fees – Class IB	3,725,542
Administrative fees	2,676,782
Custodian fees	180,200
Professional fees	115,907
Printing and mailing expenses	85,999
Trustees’ fees	72,026
Distribution fees – Class IA	16,602
Miscellaneous	73,810

Total expenses	17,287,371

NET INVESTMENT INCOME (LOSS)	17,792,211

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,126,440 realized gain (loss) from affiliates)	191,593,791
Futures contracts	(72,144,661)
Foreign currency transactions	347

Net realized gain (loss)	119,449,477

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(12,345,161) of change in unrealized appreciation (depreciation) from affiliates)	(601,422,687)
Futures contracts	(9,713,478)

Net change in unrealized appreciation (depreciation)	(611,136,165)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(491,686,688)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(473,894,477)

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,792,211	$11,969,440
Net realized gain (loss)	119,449,477	404,025,959
Net change in unrealized appreciation (depreciation)	(611,136,165)	214,336,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(473,894,477)	630,332,011

Distributions to shareholders:
Class IA	(580,071)	(1,011,607)
Class IB	(123,452,495)	(250,629,530)
Class K	(56,271,657)	(121,093,565)

Total distributions to shareholders	(180,304,223)	(372,734,702)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 56,206 and 30,131 shares, respectively ]	639,496	396,601
Capital shares issued in reinvestment of dividends and distributions [ 59,278 and 79,619 shares, respectively ]	580,071	1,011,607
Capital shares repurchased [ (65,876) and (33,778) shares, respectively ]	(682,713)	(441,561)

Total Class IA transactions	536,854	966,647

Class IB
Capital shares sold [ 1,439,787 and 1,079,543 shares, respectively ]	15,968,874	14,089,221
Capital shares issued in reinvestment of dividends and distributions [ 12,611,482 and 19,717,188 shares, respectively ]	123,452,495	250,629,530
Capital shares repurchased [ (19,489,774) and (20,224,364) shares, respectively ]	(214,102,784)	(264,688,236)

Total Class IB transactions	(74,681,415)	30,515

Class K
Capital shares sold [ 72,596 and 139,683 shares, respectively ]	805,616	1,814,744
Capital shares issued in reinvestment of dividends and distributions [ 5,737,470 and 9,517,795 shares, respectively ]	56,271,657	121,093,565
Capital shares repurchased [ (14,927,440) and (10,960,029) shares, respectively ]	(163,101,963)	(142,508,970)

Total Class K transactions	(106,024,690)	(19,600,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(180,169,251)	(18,603,499)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(834,367,951)	238,993,810
NET ASSETS:
Beginning of year	2,710,262,015	2,471,268,205

End of year	$1,875,894,064	$2,710,262,015

See Notes to Financial Statements.

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EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.77	$11.61	$11.26	$9.37	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.05	0.07	0.14	0.11
Net realized and unrealized gain (loss)	(2.42)	3.07	1.71	2.66	(0.75)

Total from investment operations	(2.34)	3.12	1.78	2.80	(0.64)

Less distributions:
Dividends from net investment income	— #	(0.05)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	(0.94)	(1.91)	(1.36)	(0.76)	(0.92)

Total dividends and distributions	(0.94)	(1.96)	(1.43)	(0.91)	(1.03)

Net asset value, end of year	$9.49	$12.77	$11.61	$11.26	$9.37

Total return	(18.36)%	27.32%	16.27%	29.98%	(6.44)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,995	$7,436	$5,879	$5,265	$4,362
Ratio of expenses to average net assets (f)	0.87%	0.86%	0.87%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (f)	0.76%	0.38%	0.66%	1.27%	1.01%
Portfolio turnover rate^	31%	31%	31%	14%	16%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.78	$11.62	$11.26	$9.37	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.05	0.07	0.14	0.11
Net realized and unrealized gain (loss)	(2.43)	3.07	1.72	2.66	(0.75)

Total from investment operations	(2.35)	3.12	1.79	2.80	(0.64)

Less distributions:
Dividends from net investment income	— #	(0.05)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	(0.94)	(1.91)	(1.36)	(0.76)	(0.92)

Total dividends and distributions	(0.94)	(1.96)	(1.43)	(0.91)	(1.03)

Net asset value, end of year	$9.49	$12.78	$11.62	$11.26	$9.37

Total return	(18.42)%	27.31%	16.36%	29.98%	(6.44)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,306,856	$1,828,419	$1,655,697	$1,627,605	$1,429,796
Ratio of expenses to average net assets (f)	0.87%	0.86%	0.87%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (f)	0.74%	0.38%	0.67%	1.26%	1.00%
Portfolio turnover rate^	31%	31%	31%	14%	16%

See Notes to Financial Statements.

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EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.79	$11.62	$11.26	$9.37	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.08	0.10	0.16	0.14
Net realized and unrealized gain (loss)	(2.43)	3.08	1.72	2.66	(0.75)

Total from investment operations	(2.32)	3.16	1.82	2.82	(0.61)

Less distributions:
Dividends from net investment income	(0.03)	(0.08)	(0.10)	(0.17)	(0.14)
Distributions from net realized gains	(0.94)	(1.91)	(1.36)	(0.76)	(0.92)

Total dividends and distributions	(0.97)	(1.99)	(1.46)	(0.93)	(1.06)

Net asset value, end of year	$9.50	$12.79	$11.62	$11.26	$9.37

Total return	(18.20)%	27.66%	16.61%	30.28%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$563,043	$874,407	$809,692	$828,137	$748,561
Ratio of expenses to average net assets (f)	0.62%	0.61%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (f)	0.98%	0.63%	0.92%	1.51%	1.25%
Portfolio turnover rate^	31%	31%	31%	14%	16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(29.53)%	10.16%	13.27%
Portfolio – Class IB Shares	(29.53)	10.17	13.27
Portfolio – Class K Shares	(29.38)	10.43	13.54
Russell 1000® Growth Index	(29.14)	10.96	14.10

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (29.53)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned (29.14)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Energy and Utilities.

•	The stocks that contributed most to performance were Eli Lilly & Co., AbbVie, Inc., UnitedHealth Group, Inc., Lockheed Martin Corp. and Amgen, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Consumer Discretionary, Communication Services, Health Care and Real Estate.

•	The stocks that detracted most from performance were Apple, Inc., Amazon.com, Inc., Microsoft Corp., Tesla, Inc. and Meta Platforms, Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	42.8%
Consumer Discretionary	14.1
Health Care	13.3
Industrials	8.1
Communication Services	6.7
Consumer Staples	6.1
Financials	3.2
Energy	1.7
Real Estate	1.6
Materials	1.4
Repurchase Agreements	0.2
Utilities	0.1
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$981.90	$3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.68
Class IB
Actual	1,000.00	982.30	3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.68
Class K
Actual	1,000.00	982.80	2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.83	2.40

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Entertainment (0.8%)
Electronic Arts, Inc.	1,580	$193,045
Liberty Media Corp.-Liberty Formula One, Class A*	216	11,541
Liberty Media Corp.-Liberty Formula One, Class C*	2,066	123,505
Live Nation Entertainment, Inc.*	7,080	493,759
Madison Square Garden Sports Corp., Class A	875	160,414
Netflix, Inc.*	18,169	5,357,675
Playtika Holding Corp.*	8,685	73,909
ROBLOX Corp., Class A (x)*	40,470	1,151,776
Roku, Inc.*	3,116	126,821
Spotify Technology SA*	12,870	1,016,087
Take-Two Interactive Software, Inc.*	12,433	1,294,648
Walt Disney Co. (The)*	11,235	976,097
Warner Bros Discovery, Inc.*	159,213	1,509,339
World Wrestling Entertainment, Inc., Class A	3,956	271,065

		12,759,681

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A*	481,621	42,493,421
Alphabet, Inc., Class C*	432,514	38,376,967
Match Group, Inc.*	24,543	1,018,289
Meta Platforms, Inc., Class A*	44,947	5,408,922
Pinterest, Inc., Class A*	11,296	274,267
TripAdvisor, Inc.*	760	13,665
ZoomInfo Technologies, Inc., Class A*	25,266	760,759

		88,346,290

Media (0.4%)
Cable One, Inc.	329	234,202
Charter Communications, Inc., Class A*	10,182	3,452,716
Liberty Broadband Corp., Class A*	783	59,391
Liberty Broadband Corp., Class C*	5,278	402,553
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,918	75,397
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,955	154,759
Nexstar Media Group, Inc., Class A	312	54,609
Trade Desk, Inc. (The), Class A*	40,348	1,808,801

		6,242,428

Total Communication Services		107,348,399

Consumer Discretionary (14.1%)
Auto Components (0.0%)†
Aptiv plc*	6,239	581,038

Automobiles (1.9%)
Lucid Group, Inc. (x)*	45,888	313,415
Tesla, Inc.*	238,948	29,433,615

		29,747,030

Distributors (0.1%)
Genuine Parts Co.	1,034	179,409
Pool Corp.	3,546	1,072,062

		1,251,471

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,491	94,082
H&R Block, Inc.	12,107	442,026
Mister Car Wash, Inc. (x)*	5,242	48,384

		584,492

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	35,929	3,071,930
Booking Holdings, Inc.*	3,653	7,361,818
Caesars Entertainment, Inc.*	12,938	538,221
Chipotle Mexican Grill, Inc.*	2,558	3,549,199
Choice Hotels International, Inc.	3,094	348,508
Churchill Downs, Inc.	3,334	704,908
Darden Restaurants, Inc.	8,216	1,136,519
Domino’s Pizza, Inc.	2,414	836,210
DraftKings, Inc., Class A (x)*	29,776	339,149
Expedia Group, Inc.*	13,902	1,217,815
Hilton Worldwide Holdings, Inc.	17,961	2,269,552
Las Vegas Sands Corp.*	11,343	545,258
Marriott International, Inc., Class A	25,245	3,758,728
McDonald’s Corp.	16,527	4,355,360
Norwegian Cruise Line Holdings Ltd. (x)*	2,845	34,823
Planet Fitness, Inc., Class A*	5,717	450,500
Six Flags Entertainment Corp.*	3,416	79,422
Starbucks Corp.	37,990	3,768,608
Travel + Leisure Co.	5,436	197,870
Vail Resorts, Inc.	3,498	833,748
Wendy’s Co. (The)	15,675	354,725
Wyndham Hotels & Resorts, Inc.	5,663	403,829
Wynn Resorts Ltd.*	1,207	99,541
Yum! Brands, Inc.	3,027	387,698

		36,643,939

Household Durables (0.2%)
DR Horton, Inc.	15,357	1,368,923
NVR, Inc.*	199	917,903
PulteGroup, Inc.	8,279	376,943
Toll Brothers, Inc.	5,129	256,040
TopBuild Corp.*	2,506	392,164

		3,311,973

Internet & Direct Marketing Retail (4.5%)
Amazon.com, Inc.*	817,985	68,710,740
DoorDash, Inc., Class A*	20,333	992,657
eBay, Inc.	6,570	272,458
Etsy, Inc.*	11,625	1,392,443
Wayfair, Inc., Class A (x)*	4,551	149,682

		71,517,980

Leisure Products (0.1%)
Brunswick Corp.	1,185	85,415
Mattel, Inc.*	15,574	277,840
Polaris, Inc.	3,848	388,648
YETI Holdings, Inc.*	7,928	327,506

		1,079,409

Multiline Retail (0.6%)
Dollar General Corp.	21,040	5,181,100
Dollar Tree, Inc.*	6,056	856,561
Nordstrom, Inc.	8,792	141,903

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Ollie’s Bargain Outlet Holdings, Inc.*	292	$13,677
Target Corp.	23,483	3,499,906

		9,693,147

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	443	65,134
AutoZone, Inc.*	1,625	4,007,542
Best Buy Co., Inc.	5,784	463,935
Burlington Stores, Inc.*	5,671	1,149,852
CarMax, Inc.*	1,710	104,122
Carvana Co. (x)*	9,588	45,447
Five Below, Inc.*	5,017	887,357
Floor & Decor Holdings, Inc., Class A*	9,488	660,649
Home Depot, Inc. (The)	55,153	17,420,627
Leslie’s, Inc.*	12,958	158,217
Lowe’s Cos., Inc.	50,785	10,118,403
O’Reilly Automotive, Inc.*	2,354	1,986,847
RH (x)*	680	181,689
Ross Stores, Inc.	13,458	1,562,070
TJX Cos., Inc. (The)	108,043	8,600,223
Tractor Supply Co.	10,283	2,313,367
Ulta Beauty, Inc.*	4,725	2,216,356
Victoria’s Secret & Co.*	5,435	194,464
Williams-Sonoma, Inc.	4,966	570,693

		52,706,994

Textiles, Apparel & Luxury Goods (1.1%)
Deckers Outdoor Corp.*	2,137	853,005
Lululemon Athletica, Inc.*	10,270	3,290,302
NIKE, Inc., Class B	112,765	13,194,633
Skechers USA, Inc., Class A*	1,857	77,901
Tapestry, Inc.	3,126	119,038

		17,534,879

Total Consumer Discretionary		224,652,352

Consumer Staples (6.1%)
Beverages (2.6%)
Boston Beer Co., Inc. (The), Class A*	824	271,524
Brown-Forman Corp., Class A	2,458	161,638
Brown-Forman Corp., Class B	9,921	651,611
Coca-Cola Co. (The)	269,501	17,142,959
Monster Beverage Corp.*	31,626	3,210,988
PepsiCo, Inc.	107,507	19,422,215

		40,860,935

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	7,772	514,196
Costco Wholesale Corp.	40,746	18,600,549
Grocery Outlet Holding Corp.*	600	17,514
Performance Food Group Co.*	4,319	252,186
Sysco Corp.	46,715	3,571,362

		22,955,807

Food Products (0.3%)
Darling Ingredients, Inc.*	1,015	63,529
Freshpet, Inc.*	2,336	123,271
Hershey Co. (The)	11,636	2,694,548
Kellogg Co.	12,717	905,959
Lamb Weston Holdings, Inc.	13,250	1,184,020
Pilgrim’s Pride Corp.*	2,266	53,772

		5,025,099

Household Products (1.4%)
Church & Dwight Co., Inc.	10,113	815,209
Clorox Co. (The)	9,392	1,317,979
Colgate-Palmolive Co.	46,852	3,691,469
Kimberly-Clark Corp.	18,356	2,491,827
Procter & Gamble Co. (The)	93,700	14,201,172

		22,517,656

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	21,115	5,238,843
Olaplex Holdings, Inc.*	11,424	59,519

		5,298,362

Total Consumer Staples		96,657,859

Energy (1.7%)
Energy Equipment & Services (0.1%)
Halliburton Co.	37,424	1,472,634

Oil, Gas & Consumable Fuels (1.6%)
Antero Resources Corp.*	17,309	536,406
Cheniere Energy, Inc.	13,160	1,973,474
Coterra Energy, Inc.	11,761	288,968
Devon Energy Corp.	29,581	1,819,527
Diamondback Energy, Inc.	9,085	1,242,646
Enviva, Inc.	2,813	149,005
EOG Resources, Inc.	39,339	5,095,187
Hess Corp.	20,273	2,875,117
New Fortress Energy, Inc. (x)	4,420	187,496
Occidental Petroleum Corp.	62,176	3,916,466
ONEOK, Inc.	4,619	303,468
Ovintiv, Inc.	16,726	848,176
PDC Energy, Inc.	4,661	295,880
Pioneer Natural Resources Co.	12,025	2,746,390
Range Resources Corp.	15,543	388,886
Southwestern Energy Co.*	7,263	42,489
Targa Resources Corp.	20,772	1,526,742
Texas Pacific Land Corp.	526	1,233,065

		25,469,388

Total Energy		26,942,022

Financials (3.2%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	277	210,065
Signature Bank	290	33,414
SVB Financial Group*	3,443	792,372
Western Alliance Bancorp	5,948	354,263

		1,390,114

Capital Markets (1.6%)
Ameriprise Financial, Inc.	6,338	1,973,463
Ares Management Corp.	13,944	954,327
Blackstone, Inc., Class A	64,405	4,778,207
Blue Owl Capital, Inc. (x)	38,212	405,047
Charles Schwab Corp. (The)	77,633	6,463,724
FactSet Research Systems, Inc.	3,489	1,399,822
LPL Financial Holdings, Inc.	7,318	1,581,932
MarketAxess Holdings, Inc.	3,414	952,130
Moody’s Corp.	13,866	3,863,345
Morningstar, Inc.	2,071	448,558
MSCI, Inc.	5,458	2,538,898

See Notes to Financial Statements.

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.	1,436	$153,437
Tradeweb Markets, Inc., Class A	6,256	406,202

		25,919,092

Consumer Finance (0.0%)†
American Express Co.	3,490	515,648
Credit Acceptance Corp. (x)*	61	28,938
Upstart Holdings, Inc. (x)*	1,238	16,366

		560,952

Diversified Financial Services (0.1%)
Apollo Global Management, Inc.	32,175	2,052,443

Insurance (1.4%)
Aon plc, Class A	18,234	5,472,753
Arch Capital Group Ltd.*	10,583	664,401
Arthur J Gallagher & Co.	2,181	411,206
Assurant, Inc.	298	37,268
Brown & Brown, Inc.	1,652	94,114
Erie Indemnity Co., Class A	1,705	424,068
Everest Re Group Ltd.	1,105	366,053
Lincoln National Corp.	3,228	99,164
Markel Corp.*	281	370,215
Marsh & McLennan Cos., Inc.	41,189	6,815,956
Progressive Corp. (The)	46,740	6,062,645
RenaissanceRe Holdings Ltd.	2,165	398,858
Ryan Specialty Holdings, Inc., Class A*	7,560	313,815

		21,530,516

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A (x)	5,829	40,803
UWM Holdings Corp. (x)	7,738	25,613

		66,416

Total Financials		51,519,533

Health Care (13.3%)
Biotechnology (3.5%)
AbbVie, Inc.	162,649	26,285,705
Alnylam Pharmaceuticals, Inc.*	11,098	2,637,440
Amgen, Inc.	41,279	10,841,516
Exact Sciences Corp.*	2,909	144,025
Exelixis, Inc.*	25,153	403,454
Horizon Therapeutics plc*	19,200	2,184,960
Incyte Corp.*	14,512	1,165,604
Ionis Pharmaceuticals, Inc.*	11,931	450,634
Moderna, Inc.*	1,865	334,991
Natera, Inc.*	8,242	331,081
Neurocrine Biosciences, Inc.*	8,712	1,040,561
Novavax, Inc. (x)*	7,174	73,749
Regeneron Pharmaceuticals, Inc.*	1,393	1,005,036
Sarepta Therapeutics, Inc.*	7,735	1,002,301
Seagen, Inc.*	12,499	1,606,246
Ultragenyx Pharmaceutical, Inc.*	4,781	221,504
Vertex Pharmaceuticals, Inc.*	22,214	6,414,959

		56,143,766

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	20,831	2,287,036
Align Technology, Inc.*	5,410	1,140,969
Baxter International, Inc.	7,221	368,054
Dexcom, Inc.*	36,013	4,078,112
Edwards Lifesciences Corp.*	56,832	4,240,236
Globus Medical, Inc., Class A*	470	34,907
ICU Medical, Inc.*	345	54,331
IDEXX Laboratories, Inc.*	7,666	3,127,421
Insulet Corp.*	6,329	1,863,194
Intuitive Surgical, Inc.*	30,329	8,047,800
Masimo Corp.*	3,336	493,561
Novocure Ltd.*	9,497	696,605
Penumbra, Inc.*	3,278	729,224
ResMed, Inc.	13,285	2,765,007
Stryker Corp.	17,298	4,229,188
Tandem Diabetes Care, Inc.*	5,484	246,506

		34,402,151

Health Care Providers & Services (3.6%)
agilon health, Inc.*	16,231	261,968
AmerisourceBergen Corp.	14,269	2,364,516
Chemed Corp.	478	243,986
Cigna Corp.	4,380	1,451,269
DaVita, Inc.*	5,181	386,865
Elevance Health, Inc.	6,744	3,459,470
Guardant Health, Inc.*	8,958	243,658
HCA Healthcare, Inc.	1,229	294,911
Humana, Inc.	8,212	4,206,104
McKesson Corp.	2,616	981,314
Molina Healthcare, Inc.*	4,086	1,349,279
Signify Health, Inc., Class A*	359	10,289
UnitedHealth Group, Inc.	78,335	41,531,650

		56,785,279

Health Care Technology (0.1%)
Certara, Inc.*	6,901	110,899
Definitive Healthcare Corp.*	1,535	16,870
Doximity, Inc., Class A (x)*	4,659	156,356
Teladoc Health, Inc.*	1,417	33,512
Veeva Systems, Inc., Class A*	12,812	2,067,600

		2,385,237

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	7,579	276,179
Agilent Technologies, Inc.	24,762	3,705,633
Avantor, Inc.*	52,083	1,098,430
Bio-Techne Corp.	14,302	1,185,350
Bruker Corp.	10,001	683,568
Charles River Laboratories International, Inc.*	4,325	942,418
Danaher Corp.	4,051	1,075,216
IQVIA Holdings, Inc.*	17,059	3,495,219
Maravai LifeSciences Holdings, Inc., Class A*	10,093	144,431
Mettler-Toledo International, Inc.*	2,057	2,973,291
Repligen Corp.*	3,620	612,902
Sotera Health Co.*	9,084	75,670
Syneos Health, Inc.*	1,648	60,449
Thermo Fisher Scientific, Inc.	4,393	2,419,181
Waters Corp.*	5,506	1,886,245
West Pharmaceutical Services, Inc.	6,808	1,602,263

		22,236,445

Pharmaceuticals (2.5%)
Catalent, Inc.*	5,006	225,320
Eli Lilly and Co.	63,122	23,092,552

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	97,547	$10,822,840
Zoetis, Inc.	43,329	6,349,865

		40,490,577

Total Health Care		212,443,455

Industrials (8.1%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	4,806	797,460
Boeing Co. (The)*	15,683	2,987,455
BWX Technologies, Inc.	3,273	190,096
HEICO Corp.	3,872	594,894
HEICO Corp., Class A	6,800	814,980
Howmet Aerospace, Inc.	3,377	133,088
Huntington Ingalls Industries, Inc.	796	183,621
Lockheed Martin Corp.	21,843	10,626,401
Northrop Grumman Corp.	1,576	859,881
Spirit AeroSystems Holdings, Inc., Class A	9,103	269,449
TransDigm Group, Inc.	1,827	1,150,370

		18,607,695

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	3,020	276,511
Expeditors International of Washington, Inc.	4,633	481,461
GXO Logistics, Inc.*	1,058	45,166
United Parcel Service, Inc., Class B	60,345	10,490,375

		11,293,513

Airlines (0.1%)
Delta Air Lines, Inc.*	58,854	1,933,942

Building Products (0.3%)
A O Smith Corp.	2,807	160,673
Advanced Drainage Systems, Inc.	5,889	482,721
Allegion plc	6,380	671,559
Armstrong World Industries, Inc.	2,445	167,702
Carlisle Cos., Inc.	3,985	939,065
Fortune Brands Innovations, Inc.	4,094	233,808
Masco Corp.	1,077	50,264
Masterbrand, Inc.*	4,094	30,910
Trane Technologies plc	12,465	2,095,242
Trex Co., Inc.*	10,126	428,634

		5,260,578

Commercial Services & Supplies (0.8%)
Cintas Corp.	7,427	3,354,182
Copart, Inc.*	39,191	2,386,340
Driven Brands Holdings, Inc.*	294	8,029
IAA, Inc.*	10,199	407,960
MSA Safety, Inc.	1,310	188,889
Republic Services, Inc.	1,214	156,594
Rollins, Inc.	19,722	720,642
Tetra Tech, Inc.	2,013	292,267
Waste Management, Inc.	35,777	5,612,696

		13,127,599

Construction & Engineering (0.1%)
AECOM	738	62,678
Quanta Services, Inc.	7,143	1,017,877
Valmont Industries, Inc.	268	88,620
WillScot Mobile Mini Holdings Corp.*	10,175	459,605

		1,628,780

Electrical Equipment (0.3%)
ChargePoint Holdings, Inc. (x)*	22,995	219,142
Emerson Electric Co.	17,331	1,664,816
Generac Holdings, Inc.*	5,727	576,480
Plug Power, Inc. (x)*	23,729	293,528
Rockwell Automation, Inc.	7,217	1,858,882
Vertiv Holdings Co.	4,409	60,227

		4,673,075

Industrial Conglomerates (0.3%)
General Electric Co.	5,644	472,911
Honeywell International, Inc.	18,234	3,907,546

		4,380,457

Machinery (2.0%)
AGCO Corp.	753	104,434
Allison Transmission Holdings, Inc.	7,028	292,365
Caterpillar, Inc.	42,313	10,136,502
Deere & Co.	25,797	11,060,722
Donaldson Co., Inc.	1,905	112,147
Graco, Inc.	10,584	711,880
IDEX Corp.	1,243	283,814
Illinois Tool Works, Inc.	25,631	5,646,509
Lincoln Electric Holdings, Inc.	5,150	744,124
Middleby Corp. (The)*	339	45,392
Nordson Corp.	1,246	296,199
Otis Worldwide Corp.	4,747	371,738
Parker-Hannifin Corp.	2,671	777,261
Toro Co. (The)	9,592	1,085,814
Xylem, Inc.	2,306	254,974

		31,923,875

Professional Services (0.5%)
Booz Allen Hamilton Holding Corp.	12,068	1,261,347
CoStar Group, Inc.*	5,167	399,306
Equifax, Inc.	5,587	1,085,889
FTI Consulting, Inc.*	1,301	206,599
KBR, Inc.	8,257	435,970
Robert Half International, Inc.	8,728	644,388
TransUnion	12,968	735,934
Verisk Analytics, Inc.	14,282	2,519,631

		7,289,064

Road & Rail (1.4%)
CSX Corp.	49,605	1,536,763
JB Hunt Transport Services, Inc.	6,832	1,191,228
Landstar System, Inc.	2,962	482,510
Lyft, Inc., Class A*	22,818	251,454
Old Dominion Freight Line, Inc.	9,230	2,619,289
RXO, Inc.*	715	12,298
Uber Technologies, Inc.*	150,568	3,723,547
Union Pacific Corp.	57,775	11,963,469
XPO, Inc.*	715	23,802

		21,804,360

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	2,240	43,254
Fastenal Co.	52,928	2,504,553
SiteOne Landscape Supply, Inc.*	2,486	291,658
United Rentals, Inc.*	2,947	1,047,423
Watsco, Inc.	1,602	399,539

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	2,166	$271,183
WW Grainger, Inc.	4,190	2,330,687

		6,888,297

Total Industrials		128,811,235

Information Technology (42.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	22,625	2,745,544
Ubiquiti, Inc. (x)	159	43,491

		2,789,035

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	40,605	3,091,665
Arrow Electronics, Inc.*	294	30,744
CDW Corp.	12,431	2,219,928
Cognex Corp.	14,870	700,526
Coherent Corp.*	1,853	65,040
Corning, Inc.	4,096	130,826
Jabil, Inc.	10,072	686,910
Keysight Technologies, Inc.*	15,260	2,610,528
National Instruments Corp.	1,563	57,675
Vontier Corp.	9,040	174,743
Zebra Technologies Corp., Class A*	1,945	498,717

		10,267,302

IT Services (7.2%)
Accenture plc, Class A	58,313	15,560,241
Automatic Data Processing, Inc.	35,275	8,425,786
Broadridge Financial Solutions, Inc.	9,740	1,306,426
Cloudflare, Inc., Class A*	25,688	1,161,354
EPAM Systems, Inc.*	5,046	1,653,776
Euronet Worldwide, Inc.*	3,264	308,056
Fiserv, Inc.*	4,930	498,275
FleetCor Technologies, Inc.*	6,714	1,233,228
Gartner, Inc.*	7,057	2,372,140
Genpact Ltd.	8,762	405,856
Globant SA*	3,742	629,255
GoDaddy, Inc., Class A*	1,985	148,518
International Business Machines Corp.	55,324	7,794,598
Jack Henry & Associates, Inc.	6,672	1,171,336
Mastercard, Inc., Class A	79,223	27,548,214
MongoDB, Inc.*	5,995	1,180,056
Okta, Inc.*	1,865	127,435
Paychex, Inc.	29,661	3,427,625
PayPal Holdings, Inc.*	32,815	2,337,084
Shift4 Payments, Inc., Class A*	4,639	259,459
Snowflake, Inc., Class A*	26,400	3,789,456
Thoughtworks Holding, Inc. (x)*	7,825	79,737
Toast, Inc., Class A*	22,827	411,571
Twilio, Inc., Class A (x)*	5,961	291,851
VeriSign, Inc.*	924	189,827
Visa, Inc., Class A	151,510	31,477,718
Western Union Co. (The)	11,884	163,643
WEX, Inc.*	2,935	480,313
Wix.com Ltd.*	3,840	295,027

		114,727,861

Semiconductors & Semiconductor Equipment (7.2%)
Advanced Micro Devices, Inc.*	117,132	7,586,640
Allegro MicroSystems, Inc.*	6,114	183,542
Analog Devices, Inc.	9,656	1,583,874
Applied Materials, Inc.	79,909	7,781,538
Broadcom, Inc.	36,348	20,323,257
Enphase Energy, Inc.*	12,034	3,188,529
Entegris, Inc.	13,643	894,844
GLOBALFOUNDRIES, Inc. (x)*	1,410	75,985
KLA Corp.	13,047	4,919,110
Lam Research Corp.	12,590	5,291,577
Lattice Semiconductor Corp.*	12,474	809,313
Microchip Technology, Inc.	42,254	2,968,343
Micron Technology, Inc.	19,162	957,717
Monolithic Power Systems, Inc.	4,172	1,475,261
NVIDIA Corp.	221,631	32,389,154
ON Semiconductor Corp.*	24,892	1,552,514
QUALCOMM, Inc.	103,120	11,337,013
Teradyne, Inc.	13,059	1,140,704
Texas Instruments, Inc.	58,125	9,603,413
Universal Display Corp.	3,993	431,404

		114,493,732

Software (16.1%)
Adobe, Inc.*	43,429	14,615,161
Alteryx, Inc., Class A*	5,451	276,202
ANSYS, Inc.*	4,214	1,018,060
AppLovin Corp., Class A (x)*	20,116	211,821
Aspen Technology, Inc.*	2,478	508,981
Atlassian Corp., Class A*	12,581	1,618,923
Autodesk, Inc.*	20,017	3,740,577
Bentley Systems, Inc., Class B	15,498	572,806
Black Knight, Inc.*	1,321	81,572
Cadence Design Systems, Inc.*	25,086	4,029,815
CCC Intelligent Solutions Holdings, Inc.*	6,031	52,470
Ceridian HCM Holding, Inc.*	2,390	153,319
Confluent, Inc., Class A*	11,417	253,914
Coupa Software, Inc.*	3,845	304,409
Crowdstrike Holdings, Inc., Class A*	19,332	2,035,466
Datadog, Inc., Class A*	24,410	1,794,135
DocuSign, Inc.*	18,161	1,006,483
DoubleVerify Holdings, Inc.*	5,864	128,773
Dropbox, Inc., Class A*	23,456	524,945
Dynatrace, Inc.*	18,283	700,239
Elastic NV*	7,113	366,320
Fair Isaac Corp.*	2,257	1,350,995
Five9, Inc.*	6,349	430,843
Fortinet, Inc.*	59,335	2,900,888
Gen Digital, Inc.	18,801	402,905
HubSpot, Inc.*	4,186	1,210,298
Informatica, Inc., Class A (x)*	574	9,350
Intuit, Inc.	25,361	9,871,008
Jamf Holding Corp.*	5,143	109,546
Manhattan Associates, Inc.*	3,559	432,063
Microsoft Corp.#	688,616	165,143,889
nCino, Inc.*	1,267	33,499
NCR Corp.*	608	14,233
New Relic, Inc.*	4,824	272,315
Nutanix, Inc., Class A*	10,254	267,117
Oracle Corp.	95,639	7,817,532
Palantir Technologies, Inc., Class A*	166,297	1,067,627
Palo Alto Networks, Inc.*	27,044	3,773,720
Paycom Software, Inc.*	4,707	1,460,629
Paylocity Holding Corp.*	3,649	708,855

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pegasystems, Inc.	3,800	$130,112
Procore Technologies, Inc.*	4,623	218,113
PTC, Inc.*	9,682	1,162,227
RingCentral, Inc., Class A*	7,832	277,253
Salesforce, Inc.*	18,954	2,513,111
SentinelOne, Inc., Class A*	11,947	174,307
ServiceNow, Inc.*	18,426	7,154,263
Smartsheet, Inc., Class A*	11,530	453,821
Splunk, Inc.*	14,797	1,273,874
Synopsys, Inc.*	14,020	4,476,446
Teradata Corp.*	5,098	171,599
Tyler Technologies, Inc.*	3,303	1,064,920
UiPath, Inc., Class A*	3,155	40,100
Unity Software, Inc. (x)*	15,351	438,885
VMware, Inc., Class A*	9,354	1,148,297
Workday, Inc., Class A*	18,153	3,037,542
Zoom Video Communications, Inc., Class A*	11,702	792,693
Zscaler, Inc.*	7,652	856,259

		256,655,525

Technology Hardware, Storage & Peripherals (11.5%)
Apple, Inc.	1,389,537	180,542,543
Dell Technologies, Inc., Class C	3,643	146,522
HP, Inc.	43,667	1,173,332
NetApp, Inc.	20,196	1,212,972
Pure Storage, Inc., Class A*	25,862	692,067

		183,767,436

Total Information Technology		682,700,891

Materials (1.4%)
Chemicals (1.1%)
Albemarle Corp.	5,542	1,201,838
Axalta Coating Systems Ltd.*	4,932	125,618
CF Industries Holdings, Inc.	18,282	1,557,626
Chemours Co. (The)	8,556	261,985
Ecolab, Inc.	20,148	2,932,743
FMC Corp.	3,960	494,208
Ginkgo Bioworks Holdings, Inc. (x)*	15,252	25,776
Linde plc	9,709	3,166,881
Mosaic Co. (The)	3,900	171,093
PPG Industries, Inc.	11,505	1,446,639
RPM International, Inc.	598	58,275
Scotts Miracle-Gro Co. (The)	1,269	61,661
Sherwin-Williams Co. (The)	22,005	5,222,447
Valvoline, Inc.	16,253	530,660

		17,257,450

Construction Materials (0.1%)
Eagle Materials, Inc.	2,852	378,888
Martin Marietta Materials, Inc.	503	169,999
Vulcan Materials Co.	5,940	1,040,153

		1,589,040

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA (x)	4,482	21,559
Avery Dennison Corp.	4,585	829,885
Ball Corp.	11,284	577,064
Berry Global Group, Inc.	5,559	335,930
Crown Holdings, Inc.	9,416	774,089
Graphic Packaging Holding Co.	21,674	482,247
Sealed Air Corp.	13,398	668,292

		3,689,066

Metals & Mining (0.0%)†
MP Materials Corp.*	8,340	202,495
Royal Gold, Inc.	392	44,186
Southern Copper Corp.	5,166	311,975

		558,656

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	653	38,658

Total Materials		23,132,870

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	32,750	6,938,415
Apartment Income REIT Corp. (REIT)	1,146	39,319
Camden Property Trust (REIT)	800	89,504
Crown Castle, Inc. (REIT)	39,704	5,385,450
Equinix, Inc. (REIT)	6,303	4,128,654
Equity LifeStyle Properties, Inc. (REIT)	10,008	646,517
Extra Space Storage, Inc. (REIT)	1,450	213,411
Iron Mountain, Inc. (REIT)	19,876	990,819
Lamar Advertising Co. (REIT), Class A	6,994	660,234
Public Storage (REIT)	11,416	3,198,649
SBA Communications Corp. (REIT)	2,236	626,773
Simon Property Group, Inc. (REIT)	14,547	1,708,982

		24,626,727

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,377	1,106,454
Opendoor Technologies, Inc. (x)*	11,638	13,500
Zillow Group, Inc., Class A*	320	9,987
Zillow Group, Inc., Class C*	899	28,957

		1,158,898

Total Real Estate		25,785,625

Utilities (0.1%)
Gas Utilities (0.0%)†
National Fuel Gas Co.	652	41,272

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	11,040	317,510
Vistra Corp.	21,801	505,783

		823,293

Total Utilities		864,565

Total Common Stocks (99.1%) (Cost $568,220,280)		1,580,858,806

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $347,944, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $354,737. (xx)	$347,782	347,782

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,701,471, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,851,008. (xx)	$1,700,000	$1,700,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $1,000,490, collateralized by various Common Stocks; total market value $1,112,847. (xx)	1,000,000	1,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $100,049, collateralized by various Common Stocks; total market value $111,285. (xx)	100,000	100,000

Total Repurchase Agreements		3,147,782

Total Short-Term Investments (0.2%) (Cost $3,147,782)		3,147,782

Total Investments in Securities (99.3%) (Cost $571,368,062)		1,584,006,588
Other Assets Less Liabilities (0.7%)		10,905,935

Net Assets (100%)		$1,594,912,523

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,633,520.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $3,375,433. This was collateralized by $241,226 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $3,147,782 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	70	3/2023	USD	13,513,500	(498,391)

					(498,391)

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$107,348,399	$—	$—	$107,348,399
Consumer Discretionary	224,652,352	—	—	224,652,352
Consumer Staples	96,657,859	—	—	96,657,859
Energy	26,942,022	—	—	26,942,022
Financials	51,519,533	—	—	51,519,533
Health Care	212,443,455	—	—	212,443,455
Industrials	128,811,235	—	—	128,811,235
Information Technology	682,700,891	—	—	682,700,891
Materials	23,132,870	—	—	23,132,870
Real Estate	25,785,625	—	—	25,785,625
Utilities	864,565	—	—	864,565
Short-Term Investments
Repurchase Agreements	—	3,147,782	—	3,147,782

Total Assets	$1,580,858,806	$3,147,782	$—	$1,584,006,588

Liabilities:
Futures	$(498,391)	$—	$—	$(498,391)

Total Liabilities	$(498,391)	$—	$—	$(498,391)

Total	$1,580,360,415	$3,147,782	$—	$1,583,508,197

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(498,391	)*

Total		$(498,391)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,902,401)	$(2,902,401)

Total	$(2,902,401)	$(2,902,401)

See Notes to Financial Statements.

1037

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(743,101)	$(743,101)

Total	$(743,101)	$(743,101)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $11,332,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$230,193,521
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$330,796,120

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,065,545,596
Aggregate gross unrealized depreciation	(52,503,400)

Net unrealized appreciation	$1,013,042,196

Federal income tax cost of investments in securities and derivative instruments, if applicable	$570,466,001

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $568,220,280)	$1,580,858,806
Repurchase Agreements (Cost $3,147,782)	3,147,782
Cash	14,363,442
Receivable for Portfolio shares sold	831,552
Dividends, interest and other receivables	557,036
Securities lending income receivable	3,977
Other assets	78,187

Total assets	1,599,840,782

LIABILITIES
Payable for return of collateral on securities loaned	3,147,782
Payable for Portfolio shares redeemed	705,388
Investment management fees payable	490,847
Distribution fees payable – Class IB	320,036
Administrative fees payable	133,285
Due to broker for futures variation margin	48,481
Distribution fees payable – Class IA	20,278
Trustees’ fees payable	1,246
Accrued expenses	60,916

Total liabilities	4,928,259

NET ASSETS	$1,594,912,523

Net assets were comprised of:
Paid in capital	$572,495,512
Total distributable earnings (loss)	1,022,417,011

Net assets	$1,594,912,523

Class IA
Net asset value, offering and redemption price per share, $92,105,904 / 5,628,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.37

Class IB
Net asset value, offering and redemption price per share, $1,456,692,708 / 92,919,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.68

Class K
Net asset value, offering and redemption price per share, $46,113,911 / 2,813,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.39

(x)	Includes value of securities on loan of $3,375,433.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $29,326 foreign withholding tax)	$17,596,952
Interest	136,312
Securities lending (net)	94,047

Total income	17,827,311

EXPENSES
Investment management fees	6,426,124
Distribution fees – Class IB	4,195,253
Administrative fees	1,706,186
Distribution fees – Class IA	271,294
Professional fees	96,381
Custodian fees	85,100
Printing and mailing expenses	73,670
Trustees’ fees	61,532
Miscellaneous	179,134

Total expenses	13,094,674

NET INVESTMENT INCOME (LOSS)	4,732,637

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	122,755,464
Futures contracts	(2,902,401)

Net realized gain (loss)	119,853,063

Change in unrealized appreciation (depreciation) on:
Investments in securities	(815,782,666)
Futures contracts	(743,101)

Net change in unrealized appreciation (depreciation)	(816,525,767)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(696,672,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(691,940,067)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,732,637	$1,319,122
Net realized gain (loss)	119,853,063	208,612,016
Net change in unrealized appreciation (depreciation)	(816,525,767)	313,622,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(691,940,067)	523,553,257

Distributions to shareholders:
Class IA	(7,559,783)	(11,330,939)
Class IB	(124,021,796)	(176,981,885)
Class K	(3,957,543)	(5,633,276)

Total distributions to shareholders	(135,539,122)	(193,946,100)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 521,571 and 837,027 shares, respectively ]	10,496,132	20,074,666
Capital shares issued in reinvestment of dividends and distributions [ 432,667 and 453,420 shares, respectively ]	7,559,783	11,330,939
Capital shares repurchased [ (1,057,368) and (1,247,790) shares, respectively ]	(21,392,004)	(28,854,977)

Total Class IA transactions	(3,336,089)	2,550,628

Class IB
Capital shares sold [ 6,583,131 and 6,794,202 shares, respectively ]	125,765,472	157,231,554
Capital shares issued in reinvestment of dividends and distributions [ 7,406,954 and 7,367,832 shares, respectively ]	124,021,796	176,981,885
Capital shares repurchased [ (11,260,081) and (13,583,360) shares, respectively ]	(218,073,031)	(311,786,274)

Total Class IB transactions	31,714,237	22,427,165

Class K
Capital shares sold [ 408,821 and 354,917 shares, respectively ]	8,225,946	8,335,735
Capital shares issued in reinvestment of dividends and distributions [ 226,157 and 225,118 shares, respectively ]	3,957,543	5,633,276
Capital shares repurchased [ (597,081) and (1,309,145) shares, respectively ]	(12,045,654)	(33,524,329)

Total Class K transactions	137,835	(19,555,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,515,983	5,422,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	(798,963,206)	335,029,632
NET ASSETS:
Beginning of year	2,393,875,729	2,058,846,097

End of year	$1,594,912,523	$2,393,875,729

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$25.15	$21.54	$16.68	$13.29	$14.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.01	0.06	0.10	0.10
Net realized and unrealized gain (loss)	(7.40)	5.73	6.12	4.55	(0.36)

Total from investment operations	(7.35)	5.74	6.18	4.65	(0.26)

Less distributions:
Dividends from net investment income	(0.05)	(0.01)	(0.06)	(0.10)	(0.10)
Distributions from net realized gains	(1.38)	(2.12)	(1.26)	(1.16)	(0.93)

Total dividends and distributions	(1.43)	(2.13)	(1.32)	(1.26)	(1.03)

Net asset value, end of year	$16.37	$25.15	$21.54	$16.68	$13.29

Total return	(29.53)%	26.72%	37.36%	35.27%	(2.24)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$92,106	$144,122	$122,510	$98,735	$67,106
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.71%	0.73%	0.73%	0.74%
Before waivers (f)	0.72%	0.71%	0.73%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.25%	0.05%	0.31%	0.64%	0.64%
Before waivers (f)	0.25%	0.05%	0.31%	0.64%	0.64%
Portfolio turnover rate^	12%	14%	13%	15%	13%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$24.17	$20.77	$16.12	$12.87	$14.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.01	0.06	0.10	0.10
Net realized and unrealized gain (loss)	(7.11)	5.52	5.91	4.41	(0.35)

Total from investment operations	(7.06)	5.53	5.97	4.51	(0.25)

Less distributions:
Dividends from net investment income	(0.05)	(0.01)	(0.06)	(0.10)	(0.10)
Distributions from net realized gains	(1.38)	(2.12)	(1.26)	(1.16)	(0.93)

Total dividends and distributions	(1.43)	(2.13)	(1.32)	(1.26)	(1.03)

Net asset value, end of year	$15.68	$24.17	$20.77	$16.12	$12.87

Total return	(29.53)%	26.70%	37.36%	35.33%	(2.24)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,456,693	$2,179,853	$1,860,794	$1,440,121	$1,145,248
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.71%	0.73%	0.73%	0.74%
Before waivers (f)	0.72%	0.71%	0.73%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.25%	0.05%	0.31%	0.63%	0.63%
Before waivers (f)	0.25%	0.05%	0.31%	0.63%	0.63%
Portfolio turnover rate^	12%	14%	13%	15%	13%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$25.19	$21.56	$16.69	$13.29	$14.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.07	0.10	0.14	0.14
Net realized and unrealized gain (loss)	(7.43)	5.74	6.13	4.56	(0.36)

Total from investment operations	(7.33)	5.81	6.23	4.70	(0.22)

Less distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.10)	(0.14)	(0.14)
Distributions from net realized gains	(1.38)	(2.12)	(1.26)	(1.16)	(0.93)

Total dividends and distributions	(1.47)	(2.18)	(1.36)	(1.30)	(1.07)

Net asset value, end of year	$16.39	$25.19	$21.56	$16.69	$13.29

Total return	(29.38)%	27.04%	37.68%	35.65%	(1.99)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,114	$69,901	$75,541	$58,629	$68,699
Ratio of expenses to average net assets:
After waivers (f)	0.47%	0.47%	0.48%	0.48%	0.48%
Before waivers (f)	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.50%	0.30%	0.56%	0.87%	0.90%
Before waivers (f)	0.50%	0.30%	0.56%	0.87%	0.90%
Portfolio turnover rate^	12%	14%	13%	15%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	HS Management Partners, LLC

➢	Loomis, Sayles & Company, L.P.

➢	Polen Capital Management, LLC

➢	T. Rowe Price Associates, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(30.58)%	8.14%	12.17%
Portfolio – Class IB Shares	(30.57)	8.14	12.18
Portfolio – Class K Shares	(30.39)	8.41	12.45
Russell 1000® Growth Index	(29.14)	10.96	14.10

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (30.57)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned (29.14)% over the same period.

Portfolio Highlights

What helped performance during the year?

•	Stock selection in the Consumer Discretionary sector contributed positively to relative performance.

•	A relative overweight to Schlumberger NV in the Energy sector added to performance.

•

Within the Health Care sector, overweights to Alnylam Pharmaceuticals, Inc., a leader in gene therapies based on its pioneering small-interfering RNA (siRNA) approach to disease treatment, and Regeneron Pharmaceuticals, Inc., a fully integrated biopharmaceutical company, were additive.

•	Avoidance of Tesla, Inc. was helpful to relative results. The electric carmaker’s stock fell on concerns that Twitter was a distraction for CEO Elon Musk.

•

Also adding to results were relative overweights in digital payments services provider Visa, Inc. and Monster Beverage Corp., a leading marketer and distributor of energy drinks in the U.S. and internationally.

What hurt performance during the year?

•

Both sector allocation and security selection in the Communications sector detracted from results, with Meta Platforms, Inc., operator of online social networking platforms that allow people to connect, share, and interact with friends and communities, the largest detractor.

•	From a sector allocation perspective, underweighting Industrials and overweighting Consumer Discretionary detracted from relative results.

•	Security selection in the Information Technology sector was negative.

•	Underweighting Abbvie, Inc. in the Health Care sector detracted as well.

•

During the year, the Portfolio reduced its equity exposure for 105 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	27.6%
Exchange Traded Funds	20.3
Consumer Discretionary	11.9
Health Care	9.8
Communication Services	6.5
Industrials	5.0
Consumer Staples	4.3
Investment Company	3.4
Repurchase Agreements	2.0
Financials	1.9
Energy	1.0
Real Estate	0.7
Materials	0.6
Utilities	0.0 #
Cash and Other	5.0

100.0%

#	Less than 0.05%

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$980.10	$4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.36
Class IB
Actual	1,000.00	980.30	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.36
Class K
Actual	1,000.00	981.40	3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	3.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Entertainment (1.5%)
Activision Blizzard, Inc.	20,567	$1,574,404
Electronic Arts, Inc.	1,503	183,637
Liberty Media Corp.-Liberty Formula One, Class C*	1,943	116,153
Live Nation Entertainment, Inc.*	6,289	438,595
Madison Square Garden Sports Corp., Class A	823	150,881
Netflix, Inc.*	116,495	34,352,046
Playtika Holding Corp.*	5,443	46,320
ROBLOX Corp., Class A (x)*	36,343	1,034,322
Roku, Inc.*	2,930	119,251
Sea Ltd. (ADR)*	33,741	1,755,544
Spotify Technology SA*	36,657	2,894,070
Take-Two Interactive Software, Inc.*	11,166	1,162,713
Walt Disney Co. (The)*	110,663	9,614,401
Warner Bros Discovery, Inc.*	142,974	1,355,393
World Wrestling Entertainment, Inc., Class A	3,422	234,475

		55,032,205

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	715,273	63,108,537
Alphabet, Inc., Class C*	835,357	74,121,227
Match Group, Inc.*	54,249	2,250,791
Meta Platforms, Inc., Class A*	218,784	26,328,467
Pinterest, Inc., Class A*	70,573	1,713,512
TripAdvisor, Inc.*	715	12,856
ZoomInfo Technologies, Inc., Class A*	22,876	688,796

		168,224,186

Media (0.2%)
Cable One, Inc.	281	200,033
Charter Communications, Inc., Class A*	8,819	2,990,523
Liberty Broadband Corp., Class A*	837	63,487
Liberty Broadband Corp., Class C*	4,409	336,274
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,803	70,876
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,719	145,524
Nexstar Media Group, Inc., Class A	327	57,235
Trade Desk, Inc. (The), Class A*	72,979	3,271,648

		7,135,600

Total Communication Services		230,391,991

Consumer Discretionary (11.9%)
Auto Components (0.0%)†
Aptiv plc*	5,547	516,592
Mobileye Global, Inc., Class A (x)*	26,391	925,269

		1,441,861

Automobiles (1.4%)
Dr Ing hc F Porsche AG (Preference) (q)*	31,323	3,176,940
Ferrari NV	20,666	4,427,070
Lucid Group, Inc. (x)*	41,318	282,202
Rivian Automotive, Inc., Class A (x)*	334,353	6,162,126
Tesla, Inc.*	277,125	34,136,257

		48,184,595

Distributors (0.0%)†
Genuine Parts Co.	972	168,652
Pool Corp.	3,091	934,502

		1,103,154

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,440	90,864
H&R Block, Inc.	10,383	379,083
Mister Car Wash, Inc. (x)*	3,582	33,062

		503,009

Hotels, Restaurants & Leisure (3.0%)
Airbnb, Inc., Class A*	92,325	7,893,787
Booking Holdings, Inc.*	8,186	16,497,082
Caesars Entertainment, Inc.*	11,626	483,642
Chipotle Mexican Grill, Inc.*	4,252	5,899,607
Choice Hotels International, Inc.	2,684	302,326
Churchill Downs, Inc.	2,994	633,021
Darden Restaurants, Inc.	7,378	1,020,599
Domino’s Pizza, Inc.	2,125	736,100
DraftKings, Inc., Class A (x)*	27,363	311,665
Expedia Group, Inc.*	31,759	2,782,088
Hilton Worldwide Holdings, Inc.	15,829	2,000,152
Las Vegas Sands Corp.*	90,465	4,348,653
Marriott International, Inc., Class A	79,223	11,795,512
McDonald’s Corp.	36,911	9,727,156
Norwegian Cruise Line Holdings Ltd. (x)*	2,675	32,742
Planet Fitness, Inc., Class A*	4,932	388,642
Six Flags Entertainment Corp.*	2,458	57,149
Starbucks Corp.	170,053	16,869,258
Travel + Leisure Co.	5,033	183,201
Vail Resorts, Inc.	3,148	750,326
Wendy’s Co. (The)	14,618	330,805
Wyndham Hotels & Resorts, Inc.	5,124	365,392
Wynn Resorts Ltd.*	30,824	2,542,055
Yum China Holdings, Inc.	115,589	6,316,939
Yum! Brands, Inc.	105,001	13,448,528

		105,716,427

Household Durables (0.1%)
DR Horton, Inc.	13,446	1,198,577
NVR, Inc.*	173	797,976
PulteGroup, Inc.	7,255	330,320
Toll Brothers, Inc.	4,325	215,904
TopBuild Corp.*	2,161	338,175

		2,880,952

Internet & Direct Marketing Retail (3.5%)
Alibaba Group Holding Ltd. (ADR)*	56,302	4,959,643
Amazon.com, Inc.*	1,348,045	113,235,780
Coupang, Inc.*	102,681	1,510,437
DoorDash, Inc., Class A*	17,991	878,321
eBay, Inc.	5,560	230,573
Etsy, Inc.*	10,287	1,232,177
Wayfair, Inc., Class A (x)*	3,945	129,751

		122,176,682

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Leisure Products (0.1%)
Brunswick Corp.	1,197	$86,280
Mattel, Inc.*	14,645	261,267
Peloton Interactive, Inc., Class A (x)*	109,743	871,359
Polaris, Inc.	3,377	341,077
YETI Holdings, Inc.*	6,859	283,345

		1,843,328

Multiline Retail (0.2%)
Dollar General Corp.	18,534	4,563,998
Dollar Tree, Inc.*	5,492	776,788
Nordstrom, Inc.	7,313	118,032
Ollie’s Bargain Outlet Holdings, Inc.*	511	23,935
Target Corp.	21,088	3,142,956

		8,625,709

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	417	61,311
AutoZone, Inc.*	1,415	3,489,645
Best Buy Co., Inc.	5,014	402,173
Burlington Stores, Inc.*	5,096	1,033,265
CarMax, Inc.*	1,723	104,913
Carvana Co. (x)*	9,015	42,731
Dick’s Sporting Goods, Inc.	106,775	12,843,965
Five Below, Inc.*	4,449	786,895
Floor & Decor Holdings, Inc., Class A*	24,962	1,738,104
Home Depot, Inc. (The)	64,761	20,455,409
Leslie’s, Inc. (x)*	11,492	140,317
Lowe’s Cos., Inc.	44,083	8,783,097
O’Reilly Automotive, Inc.*	2,077	1,753,050
RH (x)*	562	150,161
Ross Stores, Inc.	82,372	9,560,918
TJX Cos., Inc. (The)	95,468	7,599,253
Tractor Supply Co.	9,075	2,041,603
Ulta Beauty, Inc.*	4,142	1,942,888
Victoria’s Secret & Co.*	5,111	182,872
Williams-Sonoma, Inc.	106,678	12,259,436

		85,372,006

Textiles, Apparel & Luxury Goods (1.2%)
Deckers Outdoor Corp.*	1,919	765,988
Lululemon Athletica, Inc.*	12,472	3,995,780
NIKE, Inc., Class B	177,013	20,712,291
Ralph Lauren Corp.	125,499	13,261,479
Skechers USA, Inc., Class A*	1,723	72,280
Tapestry, Inc.	2,309	87,927
Under Armour, Inc., Class A*	430,952	4,378,472

		43,274,217

Total Consumer Discretionary		421,121,940

Consumer Staples (4.3%)
Beverages (2.3%)
Boston Beer Co., Inc. (The), Class A*	14,183	4,673,582
Brown-Forman Corp., Class A	2,366	155,588
Brown-Forman Corp., Class B	8,878	583,107
Coca-Cola Co. (The)	351,705	22,371,955
Diageo plc (ADR) (x)	37,915	6,756,074
Heineken NV (ADR)	93,225	4,383,440
Monster Beverage Corp.*	203,517	20,663,081
PepsiCo, Inc.	128,315	23,181,388

		82,768,215

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	6,931	458,555
Costco Wholesale Corp.	36,418	16,624,817
Performance Food Group Co.*	4,062	237,180
Sysco Corp.	41,585	3,179,173

		20,499,725

Food Products (0.5%)
Darling Ingredients, Inc.*	1,048	65,594
Freshpet, Inc.*	2,196	115,883
Hershey Co. (The)	10,449	2,419,675
Kellogg Co.	11,505	819,616
Lamb Weston Holdings, Inc.	11,699	1,045,423
Mondelez International, Inc., Class A	129,325	8,619,511
Nestle SA (Registered)	42,779	4,956,840
Pilgrim’s Pride Corp.*	2,468	58,566

		18,101,108

Household Products (0.6%)
Church & Dwight Co., Inc.	9,130	735,969
Clorox Co. (The)	8,434	1,183,543
Colgate-Palmolive Co.	41,692	3,284,913
Kimberly-Clark Corp.	16,484	2,237,703
Procter & Gamble Co. (The)	82,716	12,536,437

		19,978,565

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	42,324	10,501,008
Olaplex Holdings, Inc.*	10,742	55,966

		10,556,974

Total Consumer Staples		151,904,587

Energy (1.0%)
Energy Equipment & Services (0.3%)
Halliburton Co.	33,248	1,308,309
Schlumberger Ltd.	188,675	10,086,565

		11,394,874

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.*	15,544	481,709
Cheniere Energy, Inc.	11,818	1,772,227
Coterra Energy, Inc.	10,377	254,963
Devon Energy Corp.	26,078	1,604,058
Diamondback Energy, Inc.	8,158	1,115,851
Enviva, Inc. (x)	2,645	140,106
EOG Resources, Inc.	35,088	4,544,598
Hess Corp.	17,986	2,550,775
New Fortress Energy, Inc. (x)	4,165	176,679
Occidental Petroleum Corp.	53,912	3,395,917
ONEOK, Inc.	4,343	285,335
Ovintiv, Inc.	14,561	738,388
PDC Energy, Inc.	3,979	252,587
Pioneer Natural Resources Co.	10,799	2,466,384
Range Resources Corp.	12,770	319,505
Southwestern Energy Co.*	6,830	39,955
Targa Resources Corp.	18,620	1,368,570
Texas Pacific Land Corp.	464	1,087,723

		22,595,330

Total Energy		33,990,204

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Financials (1.9%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	220	$166,839
Signature Bank	273	31,455
SVB Financial Group*	3,026	696,404
Western Alliance Bancorp	5,164	307,568

		1,202,266

Capital Markets (1.2%)
Ameriprise Financial, Inc.	5,574	1,735,576
Ares Management Corp.	12,645	865,424
Blackstone, Inc., Class A	57,476	4,264,145
Blue Owl Capital, Inc. (x)	34,831	369,209
Charles Schwab Corp. (The)	69,328	5,772,249
FactSet Research Systems, Inc.	20,282	8,137,341
LPL Financial Holdings, Inc.	6,572	1,420,669
MarketAxess Holdings, Inc.	3,087	860,933
Moody’s Corp.	12,352	3,441,514
Morningstar, Inc.	1,908	413,254
MSCI, Inc.	18,996	8,836,369
Raymond James Financial, Inc.	1,350	144,248
SEI Investments Co.	107,038	6,240,315
Tradeweb Markets, Inc., Class A	5,357	347,830

		42,849,076

Consumer Finance (0.0%)†
American Express Co.	3,083	455,513
Credit Acceptance Corp. (x)*	36	17,078
Upstart Holdings, Inc. (x)*	1,211	16,010

		488,601

Diversified Financial Services (0.1%)
Apollo Global Management, Inc.	30,282	1,931,689

Insurance (0.6%)
Aon plc, Class A	15,873	4,764,122
Arch Capital Group Ltd.*	9,503	596,598
Arthur J Gallagher & Co.	1,894	357,095
Assurant, Inc.	274	34,266
Brown & Brown, Inc.	1,414	80,556
Erie Indemnity Co., Class A	1,549	385,267
Everest Re Group Ltd.	946	313,381
Lincoln National Corp.	3,066	94,188
Markel Corp.*	240	316,198
Marsh & McLennan Cos., Inc.	36,382	6,020,493
Progressive Corp. (The)	41,738	5,413,836
RenaissanceRe Holdings Ltd.	1,868	344,142
Ryan Specialty Holdings, Inc., Class A*	6,460	268,155

		18,988,297

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A (x)	5,708	39,956
UWM Holdings Corp. (x)	2,718	8,996

		48,952

Total Financials		65,508,881

Health Care (9.8%)
Biotechnology (2.3%)
AbbVie, Inc.	145,376	23,494,215
Alnylam Pharmaceuticals, Inc.*	72,000	17,110,800
Amgen, Inc.	36,895	9,690,103
Argenx SE (ADR)*	6,294	2,384,356
BioMarin Pharmaceutical, Inc.*	23,345	2,415,974
CRISPR Therapeutics AG*	70,183	2,852,939
Exact Sciences Corp.*	2,735	135,410
Exelixis, Inc.*	22,974	368,503
Horizon Therapeutics plc*	16,917	1,925,155
Incyte Corp.*	12,834	1,030,827
Ionis Pharmaceuticals, Inc.*	10,599	400,324
Moderna, Inc.*	1,594	286,314
Natera, Inc.*	6,529	262,270
Neurocrine Biosciences, Inc.*	7,837	936,051
Novavax, Inc. (x)*	6,483	66,645
Regeneron Pharmaceuticals, Inc.*	15,603	11,257,409
Sarepta Therapeutics, Inc.*	7,039	912,114
Seagen, Inc.*	11,224	1,442,396
Ultragenyx Pharmaceutical, Inc.*	4,548	210,709
Vertex Pharmaceuticals, Inc.*	19,850	5,732,283

		82,914,797

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	85,921	9,433,267
Align Technology, Inc. (x)*	16,569	3,494,402
Baxter International, Inc.	6,245	318,308
Dexcom, Inc.*	31,677	3,587,103
Edwards Lifesciences Corp.*	50,640	3,778,250
Globus Medical, Inc., Class A*	544	40,403
ICU Medical, Inc.*	324	51,024
IDEXX Laboratories, Inc.*	6,755	2,755,770
Insulet Corp.*	10,736	3,160,571
Intuitive Surgical, Inc.*	63,615	16,880,240
Masimo Corp.*	2,996	443,258
Novocure Ltd.*	8,557	627,656
Penumbra, Inc.*	2,872	638,905
ResMed, Inc.	11,795	2,454,893
Stryker Corp.	25,067	6,128,631
Tandem Diabetes Care, Inc.*	5,054	227,177

		54,019,858

Health Care Providers & Services (2.3%)
agilon health, Inc.*	13,792	222,603
AmerisourceBergen Corp.	12,814	2,123,408
Chemed Corp.	449	229,183
Cigna Corp.	13,522	4,480,379
DaVita, Inc.*	4,629	345,647
Elevance Health, Inc.	6,056	3,106,546
Guardant Health, Inc.*	7,975	216,920
HCA Healthcare, Inc.	11,179	2,682,513
Humana, Inc.	14,811	7,586,046
McKesson Corp.	2,280	855,274
Molina Healthcare, Inc.*	3,670	1,211,907
Signify Health, Inc., Class A*	324	9,286
UnitedHealth Group, Inc.	110,475	58,571,636

		81,641,348

Health Care Technology (0.5%)
Certara, Inc.*	6,967	111,959
Definitive Healthcare Corp.*	1,702	18,705
Doximity, Inc., Class A (x)*	232,032	7,786,994
Teladoc Health, Inc.*	1,332	31,502
Veeva Systems, Inc., Class A*	51,215	8,265,077

		16,214,237

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A*	7,043	$256,647
Agilent Technologies, Inc.	21,832	3,267,159
Avantor, Inc.*	119,982	2,530,420
Bio-Techne Corp.	12,720	1,054,234
Bruker Corp.	8,864	605,854
Charles River Laboratories International, Inc.*	3,883	846,106
Danaher Corp.	8,085	2,145,921
Illumina, Inc.*	62,615	12,660,753
IQVIA Holdings, Inc.*	15,319	3,138,710
Maravai LifeSciences Holdings, Inc., Class A*	9,728	139,208
Mettler-Toledo International, Inc.*	1,807	2,611,928
Repligen Corp.*	3,247	549,749
Sartorius AG (Preference) (q)	2,810	1,111,142
Sotera Health Co.*	7,287	60,701
Syneos Health, Inc.*	1,673	61,366
Thermo Fisher Scientific, Inc.	14,828	8,165,631
Waters Corp.*	4,854	1,662,883
West Pharmaceutical Services, Inc.	6,114	1,438,930

		42,307,342

Pharmaceuticals (2.0%)
AstraZeneca plc (ADR)	17,926	1,215,383
Catalent, Inc.*	4,707	211,862
Eli Lilly and Co.	76,396	27,948,713
Merck & Co., Inc.	87,188	9,673,508
Novartis AG (ADR)	97,811	8,873,414
Novo Nordisk A/S (ADR)	44,175	5,978,644
Roche Holding AG (ADR)	158,826	6,218,038
Zoetis, Inc.	67,485	9,889,927

		70,009,489

Total Health Care		347,107,071

Industrials (5.0%)
Aerospace & Defense (1.4%)
Airbus SE	29,185	3,468,385
Axon Enterprise, Inc.*	4,316	716,154
Boeing Co. (The)*	119,303	22,726,028
BWX Technologies, Inc.	3,078	178,770
HEICO Corp.	3,459	531,441
HEICO Corp., Class A	6,132	734,920
Howmet Aerospace, Inc.	3,216	126,743
Huntington Ingalls Industries, Inc.	748	172,549
Lockheed Martin Corp.	36,337	17,677,587
Northrop Grumman Corp.	1,412	770,401
Spirit AeroSystems Holdings, Inc., Class A	8,560	253,376
TransDigm Group, Inc.	1,641	1,033,256

		48,389,610

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	2,618	239,704
Expeditors International of Washington, Inc.	58,472	6,076,410
FedEx Corp.	11,143	1,929,968
GXO Logistics, Inc.*	995	42,476
United Parcel Service, Inc., Class B	124,112	21,575,630

		29,864,188

Airlines (0.1%)
Delta Air Lines, Inc.*	52,851	1,736,684

Building Products (0.1%)
A O Smith Corp.	2,671	152,888
Advanced Drainage Systems, Inc.	5,167	423,539
Allegion plc	5,738	603,982
Armstrong World Industries, Inc.	2,192	150,349
Carlisle Cos., Inc.	3,515	828,310
Fortune Brands Innovations, Inc.	3,894	222,386
Masco Corp.	1,059	49,424
Masterbrand, Inc.*	3,894	29,400
Trane Technologies plc	10,972	1,844,283
Trex Co., Inc.*	9,093	384,907

		4,689,468

Commercial Services & Supplies (0.4%)
Cintas Corp.	9,187	4,149,033
Copart, Inc.*	35,194	2,142,963
Driven Brands Holdings, Inc.*	22	601
IAA, Inc.*	8,845	353,800
MSA Safety, Inc.	1,099	158,465
Republic Services, Inc.	1,141	147,178
Rollins, Inc.	17,875	653,152
Tetra Tech, Inc.	1,697	246,387
Waste Management, Inc.	31,613	4,959,447

		12,811,026

Construction & Engineering (0.0%)†
AECOM	703	59,706
Quanta Services, Inc.	6,476	922,830
Valmont Industries, Inc.	252	83,329
WillScot Mobile Mini Holdings Corp.*	9,137	412,718

		1,478,583

Electrical Equipment (0.1%)
ChargePoint Holdings, Inc. (x)*	21,132	201,388
Emerson Electric Co.	15,564	1,495,078
Generac Holdings, Inc.*	5,004	503,703
Plug Power, Inc. (x)*	20,447	252,929
Rockwell Automation, Inc.	6,370	1,640,721
Vertiv Holdings Co.	4,146	56,634

		4,150,453

Industrial Conglomerates (0.1%)
General Electric Co.	4,932	413,252
Honeywell International, Inc.	16,375	3,509,163

		3,922,415

Machinery (0.9%)
AGCO Corp.	736	102,076
Allison Transmission Holdings, Inc.	5,906	245,689
Caterpillar, Inc.	37,282	8,931,276
Deere & Co.	31,606	13,551,388
Donaldson Co., Inc.	1,556	91,602
Graco, Inc.	9,504	639,239
IDEX Corp.	1,169	266,918
Illinois Tool Works, Inc.	22,596	4,977,899
Lincoln Electric Holdings, Inc.	4,624	668,122
Middleby Corp. (The)*	324	43,384
Nordson Corp.	1,045	248,417

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Otis Worldwide Corp.	4,053	$317,390
Parker-Hannifin Corp.	2,396	697,236
Toro Co. (The)	8,457	957,332
Xylem, Inc.	2,168	239,716

		31,977,684

Professional Services (0.3%)
Booz Allen Hamilton Holding Corp.	10,727	1,121,186
CoStar Group, Inc.*	4,497	347,528
Equifax, Inc.	4,948	961,693
FTI Consulting, Inc.*	1,223	194,212
KBR, Inc.	7,172	378,682
Robert Half International, Inc.	7,777	574,176
TransUnion	52,001	2,951,057
Verisk Analytics, Inc.	16,994	2,998,082

		9,526,616

Road & Rail (0.6%)
CSX Corp.	43,533	1,348,652
JB Hunt Transport Services, Inc.	6,072	1,058,714
Landstar System, Inc.	2,643	430,545
Lyft, Inc., Class A*	21,195	233,569
Old Dominion Freight Line, Inc.	15,468	4,389,509
RXO, Inc.*	672	11,558
Uber Technologies, Inc.*	136,685	3,380,220
Union Pacific Corp.	50,552	10,467,803
XPO, Inc.*	672	22,371

		21,342,941

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	1,999	38,601
Fastenal Co.	47,530	2,249,120
SiteOne Landscape Supply, Inc.*	2,338	274,294
United Rentals, Inc.*	2,640	938,309
Watsco, Inc.	1,398	348,661
WESCO International, Inc.*	2,037	255,032
WW Grainger, Inc.	3,703	2,059,794

		6,163,811

Total Industrials		176,053,479

Information Technology (27.6%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	20,318	2,465,589
Ubiquiti, Inc. (x)	149	40,756

		2,506,345

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	36,096	2,748,350
Arrow Electronics, Inc.*	284	29,698
CDW Corp.	11,163	1,993,489
Cognex Corp.	13,339	628,400
Coherent Corp.*	1,705	59,857
Corning, Inc.	3,852	123,033
Jabil, Inc.	8,961	611,140
Keysight Technologies, Inc.*	13,541	2,316,459
National Instruments Corp.	1,469	54,206
Teledyne Technologies, Inc.*	14,087	5,633,532
Vontier Corp.	7,922	153,132
Zebra Technologies Corp., Class A*	1,731	443,846

		14,795,142

IT Services (5.8%)
Accenture plc, Class A	76,840	20,503,986
Adyen NV(m)*	321	442,713
Automatic Data Processing, Inc.	31,529	7,531,017
Block, Inc., Class A*	71,957	4,521,778
Broadridge Financial Solutions, Inc.	8,747	1,173,235
Cloudflare, Inc., Class A*	22,963	1,038,157
EPAM Systems, Inc.*	4,531	1,484,990
Euronet Worldwide, Inc.*	2,787	263,037
Fiserv, Inc.*	62,170	6,283,522
FleetCor Technologies, Inc.*	5,871	1,078,385
Gartner, Inc.*	21,351	7,176,925
Genpact Ltd.	7,638	353,792
Global Payments, Inc.	11,935	1,185,384
Globant SA*	3,316	557,619
GoDaddy, Inc., Class A*	1,931	144,477
International Business Machines Corp.	49,448	6,966,729
Jack Henry & Associates, Inc.	5,967	1,047,567
Mastercard, Inc., Class A	123,499	42,944,307
MongoDB, Inc.*	9,115	1,794,197
Okta, Inc.*	1,460	99,762
Paychex, Inc.	26,636	3,078,056
PayPal Holdings, Inc.*	165,167	11,763,194
Shift4 Payments, Inc., Class A*	4,166	233,004
Shopify, Inc., Class A*	113,048	3,923,896
Snowflake, Inc., Class A*	23,708	3,403,046
Thoughtworks Holding, Inc. (x)*	7,358	74,978
Toast, Inc., Class A (x)*	21,027	379,117
Twilio, Inc., Class A*	5,215	255,326
VeriSign, Inc.*	887	182,225
Visa, Inc., Class A	349,883	72,691,692
Western Union Co. (The)	11,683	160,875
WEX, Inc.*	2,517	411,907
Wix.com Ltd.*	3,260	250,466

		203,399,361

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	178,032	11,531,133
Allegro MicroSystems, Inc.*	4,547	136,501
Analog Devices, Inc.	8,482	1,391,302
Applied Materials, Inc.	70,632	6,878,144
ASML Holding NV (Registered) (NYRS)	16,538	9,036,363
Broadcom, Inc.	32,488	18,165,015
Enphase Energy, Inc.*	10,807	2,863,423
Entegris, Inc.	12,172	798,362
GLOBALFOUNDRIES, Inc. (x)*	1,307	70,434
Intel Corp.	158,675	4,193,780
KLA Corp.	11,642	4,389,383
Lam Research Corp.	16,342	6,868,543
Lattice Semiconductor Corp.*	11,185	725,683
Microchip Technology, Inc.	37,360	2,624,540
Micron Technology, Inc.	17,164	857,857
Monolithic Power Systems, Inc.	3,746	1,324,623
NVIDIA Corp.	365,795	53,457,281
ON Semiconductor Corp.*	22,354	1,394,219
QUALCOMM, Inc.	157,709	17,338,528
Teradyne, Inc.	11,727	1,024,353
Texas Instruments, Inc.	51,131	8,447,864
Universal Display Corp.	3,488	376,844

		153,894,175

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Software (11.6%)
Adobe, Inc.*	68,948	$23,203,070
Alteryx, Inc., Class A*	4,670	236,629
ANSYS, Inc.*	3,724	899,681
AppLovin Corp., Class A (x)*	18,504	194,847
Aspen Technology, Inc.*	2,225	457,015
Atlassian Corp., Class A*	27,262	3,508,074
Autodesk, Inc.*	122,524	22,896,060
Bentley Systems, Inc., Class B	13,717	506,980
Black Knight, Inc.*	19,514	1,204,990
Cadence Design Systems, Inc.*	22,528	3,618,898
CCC Intelligent Solutions Holdings, Inc.*	5,671	49,338
Ceridian HCM Holding, Inc.*	26,558	1,703,696
Confluent, Inc., Class A*	9,597	213,437
Coupa Software, Inc.*	3,616	286,279
Crowdstrike Holdings, Inc., Class A*	17,360	1,827,834
Datadog, Inc., Class A*	21,920	1,611,120
DocuSign, Inc.*	61,031	3,382,338
DoubleVerify Holdings, Inc.*	4,062	89,202
Dropbox, Inc., Class A*	21,063	471,390
Dynatrace, Inc.*	16,341	625,860
Elastic NV*	6,580	338,870
Fair Isaac Corp.*	1,978	1,183,991
Five9, Inc.*	5,765	391,213
Fortinet, Inc.*	52,733	2,578,116
Gen Digital, Inc.	16,164	346,395
HashiCorp, Inc., Class A (x)*	4,066	111,164
HubSpot, Inc.*	3,726	1,077,298
Informatica, Inc., Class A (x)*	540	8,797
Intuit, Inc.	45,133	17,566,666
Jamf Holding Corp.*	4,959	105,627
Manhattan Associates, Inc.*	3,202	388,723
Microsoft Corp.	924,531	221,721,024
Monday.com Ltd. (x)*	4,170	508,740
nCino, Inc.*	964	25,488
NCR Corp.*	571	13,367
New Relic, Inc.*	4,171	235,453
Nutanix, Inc., Class A*	9,482	247,006
Oracle Corp.	281,098	22,976,951
Palantir Technologies, Inc., Class A*	149,336	958,737
Palo Alto Networks, Inc.*	24,098	3,362,635
Paycom Software, Inc.*	4,213	1,307,336
Paylocity Holding Corp.*	3,269	635,036
Pegasystems, Inc.	3,599	123,230
Procore Technologies, Inc.*	4,209	198,581
PTC, Inc.*	8,586	1,030,664
RingCentral, Inc., Class A*	6,827	241,676
Roper Technologies, Inc.	10,415	4,500,217
Salesforce, Inc.*	152,212	20,181,789
SentinelOne, Inc., Class A (x)*	72,458	1,057,162
ServiceNow, Inc.*	54,651	21,219,344
Smartsheet, Inc., Class A*	9,980	392,813
Splunk, Inc.*	13,238	1,139,659
Synopsys, Inc.*	12,501	3,991,444
Teradata Corp.*	4,883	164,362
Tyler Technologies, Inc.*	2,942	948,530
UiPath, Inc., Class A*	2,967	37,711
Unity Software, Inc. (x)*	13,721	392,283
VMware, Inc., Class A*	8,508	1,044,442
Workday, Inc., Class A*	59,600	9,972,868
Zoom Video Communications, Inc., Class A*	10,328	699,619
Zscaler, Inc.*	6,871	768,865

		411,180,630

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	1,412,993	183,590,180
Dell Technologies, Inc., Class C	3,537	142,258
HP, Inc.	37,965	1,020,120
NetApp, Inc.	17,672	1,061,380
Pure Storage, Inc., Class A*	23,459	627,763

		186,441,701

Total Information Technology		972,217,354

Materials (0.6%)
Chemicals (0.4%)
Albemarle Corp.	4,969	1,077,577
Axalta Coating Systems Ltd.*	4,637	118,105
CF Industries Holdings, Inc.	16,089	1,370,783
Chemours Co. (The)	7,561	231,518
Ecolab, Inc.	17,896	2,604,942
FMC Corp.	3,479	434,179
Ginkgo Bioworks Holdings, Inc. (x)*	14,328	24,214
Linde plc	8,534	2,783,620
Mosaic Co. (The)	3,307	145,078
PPG Industries, Inc.	10,303	1,295,499
RPM International, Inc.	563	54,864
Scotts Miracle-Gro Co. (The)	1,193	57,968
Sherwin-Williams Co. (The)	19,643	4,661,873
Valvoline, Inc.	14,496	473,295

		15,333,515

Construction Materials (0.1%)
Eagle Materials, Inc.	2,561	340,229
Martin Marietta Materials, Inc.	473	159,860
Vulcan Materials Co.	5,382	942,442

		1,442,531

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA (x)	4,940	23,761
Avery Dennison Corp.	4,153	751,693
Ball Corp.	10,340	528,787
Berry Global Group, Inc.	4,832	291,998
Crown Holdings, Inc.	8,289	681,439
Graphic Packaging Holding Co.	19,104	425,064
Sealed Air Corp.	12,052	601,154

		3,303,896

Metals & Mining (0.0%)†
MP Materials Corp. (x)*	7,842	190,404
Royal Gold, Inc.	368	41,481
Southern Copper Corp.	4,858	293,374

		525,259

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	430	25,456

Total Materials		20,630,657

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	29,272	6,201,566

See Notes to Financial Statements.

1050

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Apartment Income REIT Corp. (REIT)	1,098	$37,672
Camden Property Trust (REIT)	753	84,246
Crown Castle, Inc. (REIT)	35,445	4,807,760
Equinix, Inc. (REIT)	5,727	3,751,357
Equity LifeStyle Properties, Inc. (REIT)	8,956	578,557
Extra Space Storage, Inc. (REIT)	1,363	200,606
Iron Mountain, Inc. (REIT)	17,529	873,821
Lamar Advertising Co. (REIT), Class A	6,308	595,475
Public Storage (REIT)	10,152	2,844,489
SBA Communications Corp. (REIT)	2,002	561,180
Simon Property Group, Inc. (REIT)	13,064	1,534,759

		22,071,488

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	12,533	964,540
Opendoor Technologies, Inc. (x)*	8,138	9,440
Zillow Group, Inc., Class A*	307	9,582
Zillow Group, Inc., Class C*	864	27,829

		1,011,391

Total Real Estate		23,082,879

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	614	38,866

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	10,382	298,586
Vistra Corp.	18,340	425,488

		724,074

Total Utilities		762,940

Total Common Stocks (69.3%) (Cost $1,252,226,031)		2,442,771,983

EXCHANGE TRADED FUNDS (ETF):
Equity (20.3%)
iShares Core S&P 500 ETF	2,079	798,773
iShares Morningstar Growth ETF‡	3,309,525	161,107,677
iShares Morningstar U.S. Equity ETF	15,692	826,027
iShares Morningstar Value ETF	33,736	2,133,127
iShares Russell 1000 ETF (x)	3,225	678,927
iShares Russell 1000 Growth ETF (x)	351,573	75,321,000
iShares S&P 500 Growth ETF (x)	775,900	45,390,150
SPDR Portfolio S&P 500 Growth ETF (x)	2,045,500	103,645,485
SPDR Portfolio S&P 500 Value ETF (x)	47,800	1,858,942
Vanguard Growth ETF (x)	735,622	156,768,404
Vanguard Large-Cap ETF	600	104,520
Vanguard Russell 1000 Growth ETF (x)	2,975,000	163,982,000
Vanguard Russell 1000 Value (x)	29,600	1,970,768
Vanguard Value ETF	11,700	1,642,329

Total Exchange Traded Funds (20.3%) (Cost $565,644,698)		716,228,129

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	120,140,108	120,200,178

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $9,926,949, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $10,120,765. (xx)	$9,922,319	9,922,319
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $23,820,594, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $25,914,119. (xx)	23,800,000	23,800,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $8,003,920, collateralized by various Common Stocks; total market value $8,902,777. (xx)	8,000,000	8,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $15,007,350, collateralized by various Common Stocks; total market value $16,692,706. (xx)	15,000,000	15,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $15,007,333, collateralized by various Common Stocks; total market value $16,659,701. (xx)	15,000,000	15,000,000

Total Repurchase Agreements		71,722,319

Total Short-Term Investments (5.4%) (Cost $191,897,453)		191,922,497

Total Investments in Securities (95.0%) (Cost $2,009,768,182)		3,350,922,609
Other Assets Less Liabilities (5.0%)		175,964,968

Net Assets (100%)		$3,526,887,577

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

1051

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $442,713 or 0.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $71,825,101. This was collateralized by $1,895,175 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $71,722,319 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend /Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	3,309,525	227,814,836	11,591,963	(4,793,744)	265,149	(73,770,527)	161,107,677	1,190,505	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	313	3/2023	USD	68,999,285	(4,310,921)
S&P 500 E-Mini Index	1,452	3/2023	USD	280,308,600	(8,704,703)

					(13,015,624)

See Notes to Financial Statements.

1052

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$230,391,991	$—	$—	$230,391,991
Consumer Discretionary	417,945,000	3,176,940	—	421,121,940
Consumer Staples	146,947,747	4,956,840	—	151,904,587
Energy	33,990,204	—	—	33,990,204
Financials	65,508,881	—	—	65,508,881
Health Care	345,995,929	1,111,142	—	347,107,071
Industrials	172,585,094	3,468,385	—	176,053,479
Information Technology	971,774,641	442,713	—	972,217,354
Materials	20,630,657	—	—	20,630,657
Real Estate	23,082,879	—	—	23,082,879
Utilities	762,940	—	—	762,940
Exchange Traded Funds	716,228,129	—	—	716,228,129
Short-Term Investments
Investment Company	120,200,178	—	—	120,200,178
Repurchase Agreements	—	71,722,319	—	71,722,319

Total Assets	$3,266,044,270	$84,878,339	$—	$3,350,922,609

Liabilities:
Futures	$(13,015,624)	$—	$—	$(13,015,624)

Total Liabilities	$(13,015,624)	$—	$—	$(13,015,624)

Total	$3,253,028,646	$84,878,339	$—	$3,337,906,985

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(13,015,624	)*

Total		$(13,015,624)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(155,229,518)	$(155,229,518)

Total	$(155,229,518)	$(155,229,518)

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(20,992,548)	$(20,992,548)

Total	$(20,992,548)	$(20,992,548)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $331,606,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 21%)*	$773,642,535
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 11%)*	$1,125,516,930

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,485,626,687
Aggregate gross unrealized depreciation	(174,787,652)

Net unrealized appreciation	$1,310,839,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,027,067,950

For the year ended December 31, 2022, the Portfolio incurred approximately $13,548 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $105,874,498)	$161,107,677
Unaffiliated Issuers (Cost $1,832,171,365)	3,118,092,613
Repurchase Agreements (Cost $71,722,319)	71,722,319
Cash	230,314,131
Foreign cash (Cost $1,026)	1,013
Cash held as collateral at broker for futures	20,594,200
Dividends, interest and other receivables	1,326,852
Receivable for securities sold	1,210,712
Receivable for Portfolio shares sold	104,326
Securities lending income receivable	38,456
Other assets	17,324

Total assets	3,604,529,623

LIABILITIES
Payable for return of collateral on securities loaned	71,722,319
Investment management fees payable	1,417,486
Payable for Portfolio shares redeemed	1,400,251
Due to broker for futures variation margin	851,504
Payable for securities purchased	780,519
Distribution fees payable – Class IB	752,854
Administrative fees payable	402,661
Distribution fees payable – Class IA	12,648
Trustees’ fees payable	6,050
Accrued expenses	295,754

Total liabilities	77,642,046

NET ASSETS	$3,526,887,577

Net assets were comprised of:
Paid in capital	$2,338,395,791
Total distributable earnings (loss)	1,188,491,786

Net assets	$3,526,887,577

Class IA
Net asset value, offering and redemption price per share, $57,798,771 / 2,379,402 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.29

Class IB
Net asset value, offering and redemption price per share, $3,428,797,359 / 148,978,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.02

Class K
Net asset value, offering and redemption price per share, $40,291,447 / 1,650,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.42

(x)	Includes value of securities on loan of $71,825,101.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($1,190,505 of dividend income received from affiliates) (net of $256,298 foreign withholding tax)	$33,897,490
Interest	3,037,805
Securities lending (net)	527,819

Total income	37,463,114

EXPENSES
Investment management fees	19,029,313
Distribution fees – Class IB	10,210,587
Administrative fees	5,170,872
Custodian fees	284,700
Professional fees	169,936
Distribution fees – Class IA	168,374
Printing and mailing expenses	159,605
Trustees’ fees	142,912
Miscellaneous	129,711

Total expenses	35,466,010

NET INVESTMENT INCOME (LOSS)	1,997,104

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($265,149 realized gain (loss) from affiliates)	312,333,111
Futures contracts	(155,229,518)
Foreign currency transactions	26,683

Net realized gain (loss)	157,130,276

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(73,770,527) of change in unrealized appreciation (depreciation) from affiliates)	(1,796,550,516)
Futures contracts	(20,992,548)
Foreign currency translations	(3,711)

Net change in unrealized appreciation (depreciation)	(1,817,546,775)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,660,416,499)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,658,419,395)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,997,104	$(8,610,553)
Net realized gain (loss)	157,130,276	1,654,304,233
Net change in unrealized appreciation (depreciation)	(1,817,546,775)	(374,184,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,658,419,395)	1,271,508,801

Distributions to shareholders:
Class IA	(7,646,025)	(19,642,440)
Class IB	(480,009,317)	(1,268,598,730)
Class K	(5,630,908)	(23,840,576)

Total distributions to shareholders	(493,286,250)	(1,312,081,746)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 79,851 and 62,479 shares, respectively ]	2,602,254	2,820,018
Capital shares issued in reinvestment of dividends and distributions [ 297,389 and 489,016 shares, respectively ]	7,646,025	19,642,440
Capital shares repurchased [ (188,627) and (205,979) shares, respectively ]	(5,931,126)	(9,340,178)

Total Class IA transactions	4,317,153	13,122,280

Class IB
Capital shares sold [ 1,532,102 and 630,666 shares, respectively ]	44,470,938	27,054,861
Capital shares issued in reinvestment of dividends and distributions [ 19,683,260 and 33,084,258 shares, respectively ]	480,009,317	1,268,598,730
Capital shares repurchased [ (14,838,264) and (15,830,951) shares, respectively ]	(434,822,555)	(693,044,780)

Total Class IB transactions	89,657,700	602,608,811

Class K
Capital shares sold [ 40,671 and 116,069 shares, respectively ]	1,275,561	5,404,012
Capital shares issued in reinvestment of dividends and distributions [ 217,535 and 562,185 shares, respectively ]	5,630,908	23,840,576
Capital shares repurchased [ (248,697) and (11,812,070) shares, respectively ]	(7,552,674)	(585,895,871)

Total Class K transactions	(646,205)	(556,651,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	93,328,648	59,079,808

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,058,376,997)	18,506,863
NET ASSETS:
Beginning of year	5,585,264,574	5,566,757,711

End of year	$3,526,887,577	$5,585,264,574

See Notes to Financial Statements.

1056

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$39.93	$41.27	$36.07	$29.30	$33.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.08)	0.02	0.14	0.17
Net realized and unrealized gain (loss)	(12.09)	10.01	11.26	9.67	(0.92)

Total from investment operations	(12.08)	9.93	11.28	9.81	(0.75)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.03)	(0.15)	(0.17)
Distributions from net realized gains	(3.54)	(11.27)	(6.05)	(2.89)	(2.94)

Total dividends and distributions	(3.56)	(11.27)	(6.08)	(3.04)	(3.11)

Net asset value, end of year	$24.29	$39.93	$41.27	$36.07	$29.30

Total return	(30.58)%	24.38%	32.00%	33.73%	(2.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$57,799	$87,478	$76,155	$61,670	$49,705
Ratio of expenses to average net assets (f)	0.85%	0.82%	0.84%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets (f)	0.05%	(0.17)%	0.06%	0.41%	0.49%
Portfolio turnover rate^	20%	29%	20%	17%	20%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$38.09	$39.79	$34.95	$28.46	$32.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.07)	0.02	0.14	0.16
Net realized and unrealized gain (loss)	(11.52)	9.64	10.90	9.39	(0.89)

Total from investment operations	(11.51)	9.57	10.92	9.53	(0.73)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.03)	(0.15)	(0.17)
Distributions from net realized gains	(3.54)	(11.27)	(6.05)	(2.89)	(2.94)

Total dividends and distributions	(3.56)	(11.27)	(6.08)	(3.04)	(3.11)

Net asset value, end of year	$23.02	$38.09	$39.79	$34.95	$28.46

Total return	(30.57)%	24.38%	31.99%	33.74%	(2.97)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,428,797	$5,431,974	$4,962,811	$4,351,634	$3,695,987
Ratio of expenses to average net assets (f)	0.85%	0.82%	0.84%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets (f)	0.04%	(0.17)%	0.06%	0.41%	0.48%
Portfolio turnover rate^	20%	29%	20%	17%	20%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$40.11	$41.32	$36.09	$29.31	$33.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.03 †	0.13	0.23	0.26
Net realized and unrealized gain (loss)	(12.15)	10.03	11.28	9.67	(0.92)

Total from investment operations	(12.06)	10.06	11.41	9.90	(0.66)

Less distributions:
Dividends from net investment income	(0.09)	—	(0.13)	(0.23)	(0.26)
Distributions from net realized gains	(3.54)	(11.27)	(6.05)	(2.89)	(2.94)

Total dividends and distributions	(3.63)	(11.27)	(6.18)	(3.12)	(3.20)

Net asset value, end of year	$24.42	$40.11	$41.32	$36.09	$29.31

Total return	(30.39)%	24.66%	32.34%	34.04%	(2.71)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$40,291	$65,813	$527,792	$646,853	$609,544
Ratio of expenses to average net assets (f)	0.60%	0.57%	0.59%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets (f)	0.30%	0.06%	0.33%	0.66%	0.74%
Portfolio turnover rate^	20%	29%	20%	17%	20%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(8.20)%	5.95%	9.55%
Portfolio – Class IB Shares*	(8.16)	5.95	9.55
Portfolio – Class K Shares	(8.02)	6.21	9.77
Russell 1000® Value Index	(7.54)	6.67	10.29

* The returns of Class IB were calculated using the returns of Class K, adjusted for expenses, for the period from April 14, 2015 through April 30, 2015.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (8.16)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned (7.54)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Energy, Health Care and Consumer Staples.

•	The stocks that contributed most to performance were ExxonMobil Corp., Chevron Corp., Merck & Co., Inc., ConocoPhillips Co. and Schlumberger NV.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Communication Services, Financials, Real Estate and Consumer Discretionary.

•	The stocks that detracted most from performance were The Walt Disney Co., Meta Platforms, Inc., Intel Corp., Salesforce, Inc. and Bank of America Corp.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	19.9%
Health Care	17.2
Industrials	10.4
Energy	8.4
Information Technology	8.2
Consumer Staples	7.3
Communication Services	7.2
Consumer Discretionary	5.9
Utilities	5.8
Real Estate	4.4
Materials	4.3
Repurchase Agreements	0.4
Investment Company	0.1
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

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in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,056.90	$3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.46	3.78
Class IB
Actual	1,000.00	1,057.00	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.46	3.78
Class K
Actual	1,000.00	1,057.50	2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.72	2.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.74%, 0.74% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	296,441	$5,457,479
Frontier Communications Parent, Inc.*	10,129	258,087
Lumen Technologies, Inc.	42,488	221,787
Verizon Communications, Inc.	174,023	6,856,506

		12,793,859

Entertainment (1.9%)
Activision Blizzard, Inc.	32,153	2,461,312
AMC Entertainment Holdings, Inc., Class A (x)*	21,373	86,988
Electronic Arts, Inc.	10,754	1,313,924
Liberty Media Corp.-Liberty Formula One, Class A*	772	41,248
Liberty Media Corp.-Liberty Formula One, Class C*	7,370	440,578
Live Nation Entertainment, Inc.*	3,225	224,911
Madison Square Garden Sports Corp., Class A	390	71,499
Netflix, Inc.*	9,951	2,934,351
Playtika Holding Corp.*	322	2,740
Roku, Inc.*	3,611	146,968
Take-Two Interactive Software, Inc.*	1,162	120,999
Walt Disney Co. (The)*	70,386	6,115,136
Warner Bros Discovery, Inc.*	25,958	246,082

		14,206,736

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	32,377	2,856,623
Alphabet, Inc., Class C*	28,713	2,547,705
IAC, Inc.*	3,178	141,103
Match Group, Inc.*	726	30,122
Meta Platforms, Inc., Class A*	73,255	8,815,507
Pinterest, Inc., Class A*	19,004	461,417
TripAdvisor, Inc.*	3,881	69,780

		14,922,257

Media (1.3%)
Altice USA, Inc., Class A*	8,652	39,799
Cable One, Inc.	92	65,491
Comcast Corp., Class A	177,619	6,211,336
DISH Network Corp., Class A (x)*	10,362	145,483
Fox Corp., Class A	12,290	373,247
Fox Corp., Class B	5,890	167,571
Interpublic Group of Cos., Inc. (The)	16,049	534,592
Liberty Broadband Corp., Class A*	386	29,278
Liberty Broadband Corp., Class C*	2,638	201,200
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,241	88,094
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,621	180,820
New York Times Co. (The), Class A	6,716	218,001
News Corp., Class A	15,710	285,922
News Corp., Class B	4,894	90,245
Nexstar Media Group, Inc., Class A	1,362	238,391
Omnicom Group, Inc.	8,416	686,493
Paramount Global, Class A (x)	379	7,432
Paramount Global, Class B (x)	23,853	402,639
Sirius XM Holdings, Inc. (x)	29,022	169,489

		10,135,523

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	24,666	3,453,240

Total Communication Services		55,511,615

Consumer Discretionary (5.9%)
Auto Components (0.2%)
Aptiv plc*	8,376	780,057
BorgWarner, Inc.	9,652	388,493
Gentex Corp.	9,716	264,955
Lear Corp.	2,433	301,741
QuantumScape Corp. (x)*	10,661	60,448

		1,795,694

Automobiles (0.6%)
Ford Motor Co.	163,155	1,897,493
General Motors Co.	58,652	1,973,053
Harley-Davidson, Inc.	5,563	231,421
Lucid Group, Inc. (x)*	1,341	9,159
Rivian Automotive, Inc., Class A (x)*	21,493	396,116
Thor Industries, Inc. (x)	2,135	161,171

		4,668,413

Distributors (0.2%)
Genuine Parts Co.	5,278	915,786
LKQ Corp.	10,339	552,206

		1,467,992

Diversified Consumer Services (0.1%)
ADT, Inc.	8,643	78,392
Bright Horizons Family Solutions, Inc.*	1,708	107,775
Grand Canyon Education, Inc.*	1,268	133,977
H&R Block, Inc.	1,118	40,818
Mister Car Wash, Inc. (x)*	903	8,335
Service Corp. International	6,186	427,700

		796,997

Hotels, Restaurants & Leisure (1.9%)
Aramark	9,587	396,327
Boyd Gaming Corp.	3,157	172,151
Caesars Entertainment, Inc.*	2,664	110,822
Carnival Corp. (x)*	40,347	325,197
Darden Restaurants, Inc.	1,367	189,097
Domino’s Pizza, Inc.	392	135,789
Hilton Worldwide Holdings, Inc.	3,053	385,777
Hyatt Hotels Corp., Class A*	1,958	177,101
Las Vegas Sands Corp.*	8,578	412,345
Marriott Vacations Worldwide Corp.	1,546	208,076
McDonald’s Corp.	23,163	6,104,145
MGM Resorts International	13,266	444,809
Norwegian Cruise Line Holdings Ltd. (x)*	16,016	196,036
Penn Entertainment, Inc.*	6,388	189,724
Planet Fitness, Inc., Class A*	908	71,550
Royal Caribbean Cruises Ltd.*	9,110	450,307
Six Flags Entertainment Corp.*	1,537	35,735
Starbucks Corp.	30,385	3,014,192
Travel + Leisure Co.	927	33,743
Vail Resorts, Inc.	90	21,452
Wyndham Hotels & Resorts, Inc.	1,098	78,298
Wynn Resorts Ltd.*	3,767	310,665
Yum! Brands, Inc.	10,324	1,322,298

		14,785,636

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Household Durables (0.5%)
DR Horton, Inc.	6,213	$553,827
Garmin Ltd.	6,376	588,441
Leggett & Platt, Inc.	5,502	177,329
Lennar Corp., Class A	10,373	938,757
Lennar Corp., Class B	612	45,765
Mohawk Industries, Inc.*	2,175	222,328
Newell Brands, Inc.	15,612	204,205
NVR, Inc.*	34	156,828
PulteGroup, Inc.	5,709	259,931
Tempur Sealy International, Inc.	6,949	238,559
Toll Brothers, Inc.	2,116	105,631
TopBuild Corp.*	206	32,237
Whirlpool Corp.	2,206	312,061

		3,835,899

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	1,189	58,047
eBay, Inc.	19,541	810,365
Wayfair, Inc., Class A (x)*	1,190	39,139

		907,551

Leisure Products (0.1%)
Brunswick Corp.	2,468	177,894
Hasbro, Inc.	5,434	331,528
Mattel, Inc.*	7,530	134,335
Peloton Interactive, Inc., Class A (x)*	12,745	101,195
Polaris, Inc.	589	59,489

		804,441

Multiline Retail (0.4%)
Dollar Tree, Inc.*	6,065	857,834
Kohl’s Corp.	4,800	121,200
Macy’s, Inc.	11,145	230,144
Nordstrom, Inc. (x)	671	10,830
Ollie’s Bargain Outlet Holdings, Inc.*	2,449	114,711
Target Corp.	8,609	1,283,085

		2,617,804

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	2,289	336,552
AutoNation, Inc.*	1,394	149,576
AutoZone, Inc.*	72	177,565
Bath & Body Works, Inc.	9,462	398,729
Best Buy Co., Inc.	5,712	458,160
Burlington Stores, Inc.*	172	34,875
CarMax, Inc.*	5,772	351,457
Dick’s Sporting Goods, Inc.	2,198	264,397
GameStop Corp., Class A (x)*	11,102	204,943
Gap, Inc. (The)	8,044	90,736
Home Depot, Inc. (The)	17,968	5,675,372
Leslie’s, Inc.*	721	8,803
Lithia Motors, Inc., Class A	1,121	229,514
Lowe’s Cos., Inc.	3,522	701,723
O’Reilly Automotive, Inc.*	1,519	1,282,082
Penske Automotive Group, Inc.	1,067	122,630
Petco Health & Wellness Co., Inc.*	3,328	31,549
RH*	492	131,457
Ross Stores, Inc.	8,124	942,953
Victoria’s Secret & Co.*	956	34,206
Williams-Sonoma, Inc.	573	65,849

		11,693,128

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,193	297,663
Carter’s, Inc.	1,543	115,123
Columbia Sportswear Co.	1,489	130,406
Deckers Outdoor Corp.*	127	50,693
Hanesbrands, Inc.	14,413	91,667
PVH Corp.	2,683	189,393
Ralph Lauren Corp.	1,676	177,103
Skechers USA, Inc., Class A*	4,697	197,039
Tapestry, Inc.	8,662	329,849
Under Armour, Inc., Class A*	7,792	79,167
Under Armour, Inc., Class C*	8,160	72,787
VF Corp.	14,459	399,213

		2,130,103

Total Consumer Discretionary		45,503,658

Consumer Staples (7.3%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	20	6,590
Brown-Forman Corp., Class A	775	50,964
Brown-Forman Corp., Class B	3,127	205,381
Coca-Cola Co. (The)	40,416	2,570,862
Constellation Brands, Inc., Class A	6,269	1,452,841
Keurig Dr Pepper, Inc.	35,480	1,265,217
Molson Coors Beverage Co., Class B	7,239	372,953
Monster Beverage Corp.*	1,136	115,338
PepsiCo, Inc.	8,872	1,602,816

		7,642,962

Food & Staples Retailing (1.6%)
Albertsons Cos., Inc., Class A	6,960	144,350
BJ’s Wholesale Club Holdings, Inc.*	2,045	135,297
Casey’s General Stores, Inc.	1,533	343,929
Grocery Outlet Holding Corp.*	3,378	98,604
Kroger Co. (The)	27,126	1,209,277
Performance Food Group Co.*	4,346	253,763
US Foods Holding Corp.*	8,346	283,931
Walgreens Boots Alliance, Inc.	29,681	1,108,882
Walmart, Inc.	58,852	8,344,625

		11,922,658

Food Products (2.0%)
Archer-Daniels-Midland Co.	22,627	2,100,917
Bunge Ltd.	5,721	570,784
Campbell Soup Co.	8,017	454,965
Conagra Brands, Inc.	19,470	753,489
Darling Ingredients, Inc.*	6,160	385,554
Flowers Foods, Inc.	7,751	222,764
Freshpet, Inc.*	829	43,746
General Mills, Inc.	24,658	2,067,573
Hershey Co. (The)	803	185,951
Hormel Foods Corp.	11,858	540,132
Ingredion, Inc.	2,710	265,390
J M Smucker Co. (The)	4,264	675,674
Kellogg Co.	4,767	339,601
Kraft Heinz Co. (The)	28,914	1,177,089
McCormick & Co., Inc. (Non-Voting)	10,369	859,487
Mondelez International, Inc., Class A	56,449	3,762,326
Pilgrim’s Pride Corp.*	922	21,879
Post Holdings, Inc.*	2,262	204,168
Seaboard Corp.	10	37,752
Tyson Foods, Inc., Class A	11,783	733,492

		15,402,733

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Household Products (1.4%)
Church & Dwight Co., Inc.	5,494	$442,871
Clorox Co. (The)	872	122,368
Colgate-Palmolive Co.	13,196	1,039,713
Kimberly-Clark Corp.	5,668	769,431
Procter & Gamble Co. (The)	56,100	8,502,516
Reynolds Consumer Products, Inc.	2,246	67,335
Spectrum Brands Holdings, Inc.	1,648	100,396

		11,044,630

Personal Products (0.0%)†
Coty, Inc., Class A*	14,532	124,394

Tobacco (1.3%)
Altria Group, Inc.	74,228	3,392,962
Philip Morris International, Inc.	64,159	6,493,532

		9,886,494

Total Consumer Staples		56,023,871

Energy (8.4%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	38,959	1,150,459
Halliburton Co.	20,331	800,025
NOV, Inc.	16,186	338,126
Schlumberger Ltd.	58,475	3,126,073

		5,414,683

Oil, Gas & Consumable Fuels (7.7%)
Antero Midstream Corp.	13,905	150,035
Antero Resources Corp.*	4,093	126,842
APA Corp.	13,250	618,510
Cheniere Energy, Inc.	4,376	656,225
Chesapeake Energy Corp. (x)	5,009	472,699
Chevron Corp.	80,077	14,373,021
ConocoPhillips	51,607	6,089,626
Coterra Energy, Inc.	27,170	667,567
Devon Energy Corp.	13,750	845,763
Diamondback Energy, Inc.	3,116	426,206
DT Midstream, Inc.	4,008	221,482
EOG Resources, Inc.	6,513	843,564
EQT Corp.	15,242	515,637
Exxon Mobil Corp.	170,627	18,820,158
Hess Corp.	2,528	358,521
HF Sinclair Corp.	5,579	289,494
Kinder Morgan, Inc.	82,217	1,486,483
Marathon Oil Corp.	26,185	708,828
Marathon Petroleum Corp.	19,369	2,254,358
Occidental Petroleum Corp.	5,716	360,051
ONEOK, Inc.	16,311	1,071,633
Ovintiv, Inc.	2,965	150,355
PDC Energy, Inc.	1,685	106,964
Phillips 66	19,558	2,035,597
Pioneer Natural Resources Co.	4,426	1,010,854
Range Resources Corp.	3,311	82,841
Southwestern Energy Co.*	42,274	247,303
Valero Energy Corp.	15,920	2,019,611
Williams Cos., Inc. (The)	50,390	1,657,831

		58,668,059

Total Energy		64,082,742

Financials (19.9%)
Banks (7.2%)
Bank of America Corp.	290,798	9,631,230
Bank of Hawaii Corp.	1,635	126,811
Bank OZK	4,624	185,237
BOK Financial Corp.	1,200	124,548
Citigroup, Inc.	80,146	3,625,004
Citizens Financial Group, Inc.	20,196	795,116
Comerica, Inc.	5,402	361,124
Commerce Bancshares, Inc.	4,732	322,107
Cullen/Frost Bankers, Inc.	2,412	322,484
East West Bancorp, Inc.	5,848	385,383
Fifth Third Bancorp	28,183	924,684
First Citizens BancShares, Inc., Class A	342	259,359
First Hawaiian, Inc.	5,282	137,543
First Horizon Corp.	21,885	536,182
First Republic Bank	7,521	916,735
FNB Corp.	14,431	188,325
Huntington Bancshares, Inc.	59,361	836,990
JPMorgan Chase & Co.	120,768	16,194,989
KeyCorp	38,432	669,485
M&T Bank Corp.	7,111	1,031,522
PacWest Bancorp	4,806	110,298
Pinnacle Financial Partners, Inc.	3,099	227,467
PNC Financial Services Group, Inc. (The)	16,667	2,632,386
Popular, Inc.	2,946	195,379
Prosperity Bancshares, Inc.	3,621	263,174
Regions Financial Corp.	38,662	833,553
Signature Bank	2,432	280,215
SVB Financial Group*	879	202,293
Synovus Financial Corp.	5,954	223,573
Truist Financial Corp.	55,034	2,368,113
Umpqua Holdings Corp.	8,935	159,490
US Bancorp	55,555	2,422,753
Webster Financial Corp.	7,147	338,339
Wells Fargo & Co.	157,025	6,483,562
Western Alliance Bancorp	1,696	101,014
Wintrust Financial Corp.	2,478	209,441
Zions Bancorp NA	6,088	299,286

		54,925,194

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,546	244,933
Ameriprise Financial, Inc.	1,592	495,701
Bank of New York Mellon Corp. (The)	30,388	1,383,262
BlackRock, Inc.	6,213	4,402,718
Carlyle Group, Inc. (The)	8,562	255,490
Cboe Global Markets, Inc.	4,379	549,433
Charles Schwab Corp. (The)	28,005	2,331,696
CME Group, Inc.	14,847	2,496,671
Coinbase Global, Inc., Class A (x)*	6,604	233,716
Evercore, Inc., Class A	1,508	164,493
Franklin Resources, Inc.	11,801	311,310
Goldman Sachs Group, Inc. (The)	13,580	4,663,100
Interactive Brokers Group, Inc., Class A	3,840	277,824
Intercontinental Exchange, Inc.	22,844	2,343,566
Invesco Ltd.	15,442	277,802
Janus Henderson Group plc	5,624	132,276
Jefferies Financial Group, Inc.	8,284	283,976
KKR & Co., Inc.	23,659	1,098,251

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lazard Ltd., Class A	3,423	$118,675
Moody’s Corp.	377	105,040
Morgan Stanley	51,044	4,339,761
Morningstar, Inc.	97	21,009
MSCI, Inc.	794	369,345
Nasdaq, Inc.	14,222	872,520
Northern Trust Corp.	8,502	752,342
Raymond James Financial, Inc.	7,406	791,331
Robinhood Markets, Inc., Class A (x)*	23,242	189,190
S&P Global, Inc.	13,479	4,514,656
SEI Investments Co.	4,253	247,950
State Street Corp.	15,177	1,177,280
Stifel Financial Corp.	4,272	249,357
T. Rowe Price Group, Inc.	9,101	992,555
Tradeweb Markets, Inc., Class A	1,639	106,420
Virtu Financial, Inc., Class A	3,901	79,619

		36,873,268

Consumer Finance (1.0%)
Ally Financial, Inc.	12,340	301,713
American Express Co.	23,356	3,450,849
Capital One Financial Corp.	15,754	1,464,492
Credit Acceptance Corp. (x)*	250	118,600
Discover Financial Services	11,288	1,104,305
OneMain Holdings, Inc.	4,747	158,123
SLM Corp.	10,342	171,677
SoFi Technologies, Inc. (x)*	33,317	153,591
Synchrony Financial	18,570	610,210
Upstart Holdings, Inc. (x)*	2,359	31,186

		7,564,746

Diversified Financial Services (3.1%)
Apollo Global Management, Inc.	4,761	303,704
Berkshire Hathaway, Inc., Class B*	74,699	23,074,521
Corebridge Financial, Inc. (x)	3,316	66,519
Equitable Holdings, Inc.‡	15,244	437,503
Voya Financial, Inc. (x)	4,025	247,497

		24,129,744

Insurance (3.6%)
Aflac, Inc.	25,508	1,835,046
Allstate Corp. (The)	10,935	1,482,786
American Financial Group, Inc.	2,783	382,050
American International Group, Inc.	30,760	1,945,262
Aon plc, Class A	492	147,669
Arch Capital Group Ltd.*	9,889	620,831
Arthur J Gallagher & Co.	7,626	1,437,806
Assurant, Inc.	2,066	258,374
Assured Guaranty Ltd.	2,382	148,303
Axis Capital Holdings Ltd.	3,218	174,319
Brighthouse Financial, Inc.*	2,838	145,504
Brown & Brown, Inc.	9,034	514,667
Chubb Ltd.	17,206	3,795,644
Cincinnati Financial Corp.	6,341	649,255
CNA Financial Corp.	1,128	47,692
Erie Indemnity Co., Class A	270	67,154
Everest Re Group Ltd.	1,112	368,372
F&G Annuities & Life, Inc.*	742	14,847
Fidelity National Financial, Inc.	10,743	404,152
First American Financial Corp.	4,172	218,363
Globe Life, Inc.	3,698	445,794
Hanover Insurance Group, Inc. (The)	1,464	197,830
Hartford Financial Services Group, Inc. (The)	13,133	995,875
Kemper Corp.	2,627	129,248
Lincoln National Corp.	5,564	170,926
Loews Corp.	8,125	473,931
Markel Corp.*	426	561,251
Marsh & McLennan Cos., Inc.	2,194	363,063
MetLife, Inc.	27,345	1,978,958
Old Republic International Corp.	11,546	278,836
Primerica, Inc.	1,516	214,999
Principal Financial Group, Inc.	10,016	840,543
Progressive Corp. (The)	3,142	407,549
Prudential Financial, Inc.	15,234	1,515,174
Reinsurance Group of America, Inc.	2,763	392,595
RenaissanceRe Holdings Ltd.	806	148,489
Travelers Cos., Inc. (The)	9,682	1,815,278
Unum Group	8,194	336,200
W R Berkley Corp.	8,515	617,934
White Mountains Insurance Group Ltd.	103	145,676
Willis Towers Watson plc	4,453	1,089,115

		27,777,360

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	23,594	244,198
Annaly Capital Management, Inc. (REIT) (x)	19,330	407,476
Rithm Capital Corp. (REIT)	17,903	146,268
Starwood Property Trust, Inc. (REIT)	12,079	221,408

		1,019,350

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	12,213	158,769
New York Community Bancorp, Inc.	27,680	238,048
Rocket Cos., Inc., Class A (x)	2,069	14,483
TFS Financial Corp.	2,071	29,843
UWM Holdings Corp. (x)	353	1,169

		442,312

Total Financials		152,731,974

Health Care (17.2%)
Biotechnology (1.8%)
Amgen, Inc.	3,537	928,958
Biogen, Inc.*	5,930	1,642,136
BioMarin Pharmaceutical, Inc.*	7,633	789,939
Exact Sciences Corp.*	5,921	293,149
Exelixis, Inc.*	1,751	28,086
Gilead Sciences, Inc.	51,974	4,461,968
Horizon Therapeutics plc*	641	72,946
Incyte Corp.*	1,019	81,846
Ionis Pharmaceuticals, Inc.*	473	17,865
Mirati Therapeutics, Inc.*	1,845	83,597
Moderna, Inc.*	12,913	2,319,433
Natera, Inc.*	287	11,529
Regeneron Pharmaceuticals, Inc.*	3,665	2,644,261
Ultragenyx Pharmaceutical, Inc.*	610	28,261
United Therapeutics Corp.*	1,845	513,076
Vertex Pharmaceuticals, Inc.*	593	171,246

		14,088,296

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	61,626	$6,765,918
Align Technology, Inc.*	811	171,040
Baxter International, Inc.	17,577	895,900
Becton Dickinson and Co.	11,755	2,989,296
Boston Scientific Corp.*	59,074	2,733,354
Cooper Cos., Inc. (The)	2,009	664,316
Dentsply Sirona, Inc.	8,861	282,134
Enovis Corp.*	2,094	112,071
Envista Holdings Corp.*	6,731	226,633
Globus Medical, Inc., Class A*	2,947	218,874
Hologic, Inc.*	10,175	761,192
ICU Medical, Inc.*	679	106,929
Integra LifeSciences Holdings Corp.*	2,995	167,930
Intuitive Surgical, Inc.*	1,152	305,683
Masimo Corp.*	461	68,205
Medtronic plc	55,340	4,301,025
QuidelOrtho Corp.*	2,016	172,711
STERIS plc	4,128	762,400
Stryker Corp.	6,764	1,653,730
Tandem Diabetes Care, Inc.*	171	7,686
Teleflex, Inc.	1,941	484,532
Zimmer Biomet Holdings, Inc.	8,678	1,106,445

		24,958,004

Health Care Providers & Services (3.3%)
Acadia Healthcare Co., Inc.*	3,683	303,185
agilon health, Inc. (x)*	516	8,328
Amedisys, Inc.*	1,322	110,440
Cardinal Health, Inc.	10,839	833,194
Centene Corp.*	23,522	1,929,039
Chemed Corp.	389	198,557
Cigna Corp.	10,422	3,453,225
CVS Health Corp.	54,274	5,057,794
Elevance Health, Inc.	6,946	3,563,090
Encompass Health Corp.	4,050	242,230
Enhabit, Inc.*	2,025	26,649
HCA Healthcare, Inc.	8,387	2,012,545
Henry Schein, Inc.*	5,591	446,553
Humana, Inc.	1,539	788,260
Laboratory Corp. of America Holdings	3,663	862,563
McKesson Corp.	4,722	1,771,317
Molina Healthcare, Inc.*	531	175,347
Oak Street Health, Inc. (x)*	4,817	103,614
Premier, Inc., Class A	4,868	170,283
Quest Diagnostics, Inc.	4,695	734,486
Signify Health, Inc., Class A*	3,163	90,652
Tenet Healthcare Corp.*	4,396	214,481
UnitedHealth Group, Inc.	3,486	1,848,207
Universal Health Services, Inc., Class B	2,566	361,524

		25,305,563

Health Care Technology (0.0%)†
Certara, Inc.*	1,701	27,335
Definitive Healthcare Corp.*	694	7,627
Doximity, Inc., Class A*	2,468	82,826
Teladoc Health, Inc.*	6,003	141,971

		259,759

Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A*	396	14,430
Agilent Technologies, Inc.	1,248	186,763
Avantor, Inc.*	1,791	37,772
Azenta, Inc.*	3,063	178,328
Bio-Rad Laboratories, Inc., Class A*	884	371,713
Charles River Laboratories International, Inc.*	140	30,506
Danaher Corp.	24,980	6,630,192
Illumina, Inc.*	6,503	1,314,907
PerkinElmer, Inc.	5,217	731,528
QIAGEN NV*	9,381	467,830
Repligen Corp.*	659	111,575
Syneos Health, Inc.*	3,496	128,233
Thermo Fisher Scientific, Inc.	14,224	7,833,015

		18,036,792

Pharmaceuticals (6.4%)
Bristol-Myers Squibb Co.	88,179	6,344,479
Catalent, Inc.*	5,040	226,851
Elanco Animal Health, Inc.*	18,415	225,031
Eli Lilly and Co.	6,489	2,373,936
Jazz Pharmaceuticals plc*	2,546	405,603
Johnson & Johnson	108,967	19,249,021
Merck & Co., Inc.	60,854	6,751,751
Organon & Co.	10,509	293,516
Perrigo Co. plc	5,554	189,336
Pfizer, Inc.	234,015	11,990,929
Royalty Pharma plc, Class A	15,383	607,936
Viatris, Inc.	50,118	557,813

		49,216,202

Total Health Care		131,864,616

Industrials (10.4%)
Aerospace & Defense (2.5%)
Axon Enterprise, Inc.*	631	104,702
Boeing Co. (The)*	15,632	2,977,740
BWX Technologies, Inc.	2,303	133,758
Curtiss-Wright Corp.	1,583	264,345
General Dynamics Corp.	10,070	2,498,468
HEICO Corp.	117	17,976
HEICO Corp., Class A	206	24,689
Hexcel Corp.	3,465	203,915
Howmet Aerospace, Inc.	13,845	545,631
Huntington Ingalls Industries, Inc.	1,270	292,964
L3Harris Technologies, Inc.	7,862	1,636,947
Mercury Systems, Inc.*	2,034	91,001
Northrop Grumman Corp.	5,352	2,920,105
Raytheon Technologies Corp.	60,859	6,141,890
Spirit AeroSystems Holdings, Inc., Class A	220	6,512
Textron, Inc.	8,625	610,650
TransDigm Group, Inc.	1,302	819,804
Woodward, Inc.	2,434	235,149

		19,526,246

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,509	321,284
Expeditors International of Washington, Inc.	4,534	471,173
FedEx Corp.	9,938	1,721,262
GXO Logistics, Inc.*	3,892	166,150
United Parcel Service, Inc., Class B	3,287	571,412

		3,251,281

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Airlines (0.3%)
Alaska Air Group, Inc.*	5,116	$219,681
American Airlines Group, Inc.*	26,711	339,764
Copa Holdings SA, Class A*	1,186	98,639
JetBlue Airways Corp.*	13,264	85,951
Southwest Airlines Co.*	24,496	824,780
United Airlines Holdings, Inc.*	13,491	508,611

		2,077,426

Building Products (0.8%)
A O Smith Corp.	3,927	224,782
Allegion plc	754	79,366
Armstrong World Industries, Inc.	790	54,186
AZEK Co., Inc. (The)*	4,600	93,472
Builders FirstSource, Inc.*	6,014	390,188
Carlisle Cos., Inc.	334	78,707
Carrier Global Corp.	34,575	1,426,219
Fortune Brands Innovations, Inc.	3,480	198,743
Hayward Holdings, Inc.*	2,785	26,179
Johnson Controls International plc	28,498	1,823,872
Lennox International, Inc.	1,321	316,023
Masco Corp.	8,833	412,236
Masterbrand, Inc.*	3,480	26,274
Owens Corning	3,858	329,087
Trane Technologies plc	3,983	669,503

		6,148,837

Commercial Services & Supplies (0.3%)
Cintas Corp.	240	108,389
Clean Harbors, Inc.*	2,108	240,565
Driven Brands Holdings, Inc.*	2,423	66,172
IAA, Inc.*	946	37,840
MSA Safety, Inc.	937	135,106
Republic Services, Inc.	7,985	1,029,985
Rollins, Inc.	709	25,907
Stericycle, Inc.*	3,790	189,083
Tetra Tech, Inc.	1,281	185,988
Waste Management, Inc.	1,070	167,862

		2,186,897

Construction & Engineering (0.2%)
AECOM	5,114	434,332
MasTec, Inc.*	2,521	215,117
MDU Resources Group, Inc.	8,353	253,430
Quanta Services, Inc.	2,672	380,760
Valmont Industries, Inc.	748	247,341
WillScot Mobile Mini Holdings Corp.*	3,936	177,789

		1,708,769

Electrical Equipment (1.0%)
Acuity Brands, Inc.	1,326	219,599
AMETEK, Inc.	9,532	1,331,811
Eaton Corp. plc	16,524	2,593,442
Emerson Electric Co.	16,646	1,599,015
Hubbell, Inc.	2,215	519,816
nVent Electric plc	6,831	262,789
Plug Power, Inc. (x)*	10,805	133,658
Regal Rexnord Corp.	2,736	328,265
Rockwell Automation, Inc.	1,544	397,688
Sensata Technologies Holding plc	6,253	252,496
Sunrun, Inc.*	8,613	206,884
Vertiv Holdings Co.	10,570	144,386

		7,989,849

Industrial Conglomerates (1.4%)
3M Co.	22,823	2,736,934
General Electric Co.	42,801	3,586,296
Honeywell International, Inc.	19,700	4,221,710

		10,544,940

Machinery (1.9%)
AGCO Corp.	2,228	309,001
Allison Transmission Holdings, Inc.	796	33,114
Caterpillar, Inc.	2,779	665,737
Crane Holdings Co.	1,945	195,375
Cummins, Inc.	5,830	1,412,551
Donaldson Co., Inc.	4,244	249,844
Dover Corp.	5,794	784,566
Esab Corp.	2,096	98,344
Flowserve Corp.	5,385	165,212
Fortive Corp.	14,647	941,070
Gates Industrial Corp. plc*	4,462	50,911
Graco, Inc.	2,180	146,627
IDEX Corp.	2,583	589,776
Illinois Tool Works, Inc.	1,278	281,543
Ingersoll Rand, Inc.	16,803	877,957
ITT, Inc.	3,452	279,957
Middleby Corp. (The)*	2,059	275,700
Nordson Corp.	1,807	429,560
Oshkosh Corp.	2,715	239,436
Otis Worldwide Corp.	15,143	1,185,848
PACCAR, Inc.	14,114	1,396,863
Parker-Hannifin Corp.	4,093	1,191,063
Pentair plc	6,805	306,089
Snap-on, Inc.	2,175	496,966
Stanley Black & Decker, Inc.	6,107	458,758
Timken Co. (The)	2,529	178,724
Westinghouse Air Brake Technologies Corp.	7,487	747,278
Xylem, Inc.	6,372	704,552

		14,692,422

Marine (0.0%)†
Kirby Corp.*	2,469	158,880

Professional Services (0.6%)
CACI International, Inc., Class A*	958	287,965
Clarivate plc*	19,521	162,805
CoStar Group, Inc.*	14,299	1,105,027
Dun & Bradstreet Holdings, Inc.	10,397	127,467
Equifax, Inc.	2,514	488,621
FTI Consulting, Inc.*	808	128,311
Jacobs Solutions, Inc.	5,286	634,690
KBR, Inc.	1,984	104,755
Leidos Holdings, Inc.	5,634	592,641
ManpowerGroup, Inc.	2,078	172,910
Robert Half International, Inc.	516	38,096
Science Applications International Corp.	2,273	252,144
TransUnion	2,125	120,594

		4,216,026

Road & Rail (0.8%)
Avis Budget Group, Inc.*	1,056	173,110
CSX Corp.	65,041	2,014,970
Hertz Global Holdings, Inc.*	7,807	120,150

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
JB Hunt Transport Services, Inc.	372	$64,862
Knight-Swift Transportation Holdings, Inc.	6,452	338,149
Landstar System, Inc.	161	26,227
Lyft, Inc., Class A*	2,627	28,950
Norfolk Southern Corp.	9,563	2,356,514
RXO, Inc.*	3,911	67,269
Ryder System, Inc.	2,009	167,892
Schneider National, Inc., Class B	2,234	52,276
Uber Technologies, Inc.*	10,646	263,276
U-Haul Holding Co. (x)	370	22,270
U-Haul Holding Co. (New York stock exchange)	3,330	183,083
XPO, Inc.*	3,892	129,565

		6,008,563

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,296	165,052
Core & Main, Inc., Class A*	1,939	37,442
MSC Industrial Direct Co., Inc., Class A	1,911	156,129
SiteOne Landscape Supply, Inc.*	721	84,588
United Rentals, Inc.*	1,563	555,521
Univar Solutions, Inc.*	6,649	211,438
Watsco, Inc.	642	160,115
WESCO International, Inc.*	868	108,674

		1,478,959

Total Industrials		79,989,095

Information Technology (8.2%)
Communications Equipment (1.5%)
Ciena Corp.*	6,093	310,621
Cisco Systems, Inc.	170,152	8,106,041
F5, Inc.*	2,462	353,322
Juniper Networks, Inc.	13,217	422,415
Lumentum Holdings, Inc.*	2,817	146,963
Motorola Solutions, Inc.	6,812	1,755,521
Ubiquiti, Inc.	122	33,371
Viasat, Inc.*	2,971	94,032

		11,222,286

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,944	452,576
Arrow Electronics, Inc.*	2,407	251,700
Avnet, Inc.	3,761	156,382
Cognex Corp.	496	23,367
Coherent Corp.*	4,132	145,033
Corning, Inc.	29,391	938,749
IPG Photonics Corp.*	1,348	127,615
Jabil, Inc.	1,000	68,200
Keysight Technologies, Inc.*	549	93,917
Littelfuse, Inc.	1,000	220,200
National Instruments Corp.	4,705	173,615
TD SYNNEX Corp.	1,763	166,974
Teledyne Technologies, Inc.*	1,915	765,828
Trimble, Inc.*	10,183	514,852
Vontier Corp.	2,461	47,571
Zebra Technologies Corp., Class A*	1,259	322,820

		4,469,399

IT Services (2.1%)
Affirm Holdings, Inc. (x)*	8,997	87,001
Akamai Technologies, Inc.*	6,407	540,110
Amdocs Ltd.	4,996	454,136
Automatic Data Processing, Inc.	1,418	338,703
Block, Inc., Class A*	22,181	1,393,854
Broadridge Financial Solutions, Inc.	444	59,554
Cognizant Technology Solutions Corp., Class A	21,231	1,214,201
Concentrix Corp.	1,758	234,095
DXC Technology Co.*	9,513	252,095
Euronet Worldwide, Inc.*	484	45,680
Fidelity National Information Services, Inc.	24,533	1,664,564
Fiserv, Inc.*	22,154	2,239,105
Genpact Ltd.	3,524	163,232
Global Payments, Inc.	11,101	1,102,551
GoDaddy, Inc., Class A*	5,579	417,421
International Business Machines Corp.	12,370	1,742,809
Kyndryl Holdings, Inc.*	8,452	93,986
Okta, Inc.*	5,406	369,392
PayPal Holdings, Inc.*	32,654	2,325,618
Snowflake, Inc., Class A*	812	116,554
SS&C Technologies Holdings, Inc.	9,125	475,048
Twilio, Inc., Class A*	4,481	219,390
VeriSign, Inc.*	3,427	704,043
Western Union Co. (The)	10,566	145,494
WEX, Inc.*	497	81,334
Wix.com Ltd.*	506	38,876

		16,518,846

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	14,177	918,244
Analog Devices, Inc.	16,972	2,783,917
Cirrus Logic, Inc.*	2,266	168,772
First Solar, Inc.*	4,394	658,177
GLOBALFOUNDRIES, Inc. (x)*	1,988	107,133
Intel Corp.	169,434	4,478,140
Marvell Technology, Inc.	35,109	1,300,437
Microchip Technology, Inc.	3,215	225,854
Micron Technology, Inc.	36,456	1,822,071
MKS Instruments, Inc.	2,370	200,810
ON Semiconductor Corp.*	6,748	420,873
Qorvo, Inc.*	4,182	379,056
Skyworks Solutions, Inc.	6,652	606,197
Teradyne, Inc.	602	52,585
Texas Instruments, Inc.	11,835	1,955,379
Wolfspeed, Inc.*	5,092	351,552

		16,429,197

Software (1.6%)
ANSYS, Inc.*	1,702	411,186
Bill.com Holdings, Inc.*	4,090	445,646
Black Knight, Inc.*	5,797	357,965
CCC Intelligent Solutions Holdings, Inc.*	4,325	37,628
Ceridian HCM Holding, Inc.*	4,584	294,064
Coupa Software, Inc.*	1,381	109,334
Dolby Laboratories, Inc., Class A	2,523	177,972
DoubleVerify Holdings, Inc.*	394	8,652
Dropbox, Inc., Class A*	754	16,875
Gen Digital, Inc.	14,852	318,278
Guidewire Software, Inc.*	3,389	212,016
Informatica, Inc., Class A (x)*	1,260	20,525

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Jamf Holding Corp.*	388	$8,264
Manhattan Associates, Inc.*	983	119,336
nCino, Inc.*	2,309	61,050
NCR Corp.*	4,983	116,652
Nutanix, Inc., Class A*	4,549	118,501
Oracle Corp.	19,809	1,619,188
Paycor HCM, Inc.*	2,265	55,425
Procore Technologies, Inc.*	823	38,829
Roper Technologies, Inc.	4,369	1,887,801
Salesforce, Inc.*	31,320	4,152,719
SentinelOne, Inc., Class A*	2,345	34,214
Teradata Corp.*	1,938	65,233
Tyler Technologies, Inc.*	216	69,641
UiPath, Inc., Class A*	14,155	179,910
Unity Software, Inc. (x)*	3,356	95,948
VMware, Inc., Class A*	4,411	541,494
Zoom Video Communications, Inc., Class A*	5,181	350,961

		11,925,307

Technology Hardware, Storage & Peripherals (0.3%)
Dell Technologies, Inc., Class C	8,851	355,987
Hewlett Packard Enterprise Co.	53,169	848,577
HP, Inc.	22,524	605,220
Western Digital Corp.*	13,147	414,788

		2,224,572

Total Information Technology		62,789,607

Materials (4.3%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	9,166	2,825,511
Albemarle Corp.	2,348	509,187
Ashland, Inc.	2,095	225,275
Axalta Coating Systems Ltd.*	6,912	176,049
Celanese Corp.	4,479	457,933
Chemours Co. (The)	2,460	75,325
Corteva, Inc.	29,596	1,739,653
Dow, Inc.	29,139	1,468,314
DuPont de Nemours, Inc.	20,746	1,423,798
Eastman Chemical Co.	4,946	402,802
Ecolab, Inc.	1,197	174,235
Element Solutions, Inc.	9,323	169,586
FMC Corp.	3,428	427,815
Ginkgo Bioworks Holdings, Inc. (x)*	29,251	49,434
Huntsman Corp.	7,539	207,172
International Flavors & Fragrances, Inc.	10,543	1,105,328
Linde plc	16,160	5,271,069
LyondellBasell Industries NV, Class A	10,630	882,609
Mosaic Co. (The)	12,336	541,180
NewMarket Corp.	241	74,978
Olin Corp.	5,219	276,294
PPG Industries, Inc.	4,572	574,883
RPM International, Inc.	5,009	488,127
Scotts Miracle-Gro Co. (The)	1,098	53,352
Westlake Corp.	1,365	139,967

		19,739,876

Construction Materials (0.2%)
Eagle Materials, Inc.	257	34,142
Martin Marietta Materials, Inc.	2,346	792,878
Vulcan Materials Co.	2,804	491,008

		1,318,028

Containers & Packaging (0.5%)
Amcor plc	62,041	738,908
AptarGroup, Inc.	2,708	297,826
Ardagh Metal Packaging SA (x)	4,150	19,961
Avery Dennison Corp.	1,296	234,576
Ball Corp.	7,679	392,704
Berry Global Group, Inc.	2,677	161,771
Crown Holdings, Inc.	566	46,531
Graphic Packaging Holding Co.	2,896	64,436
International Paper Co.	14,690	508,715
Packaging Corp. of America	3,774	482,732
Silgan Holdings, Inc.	3,477	180,248
Sonoco Products Co.	4,024	244,297
Westrock Co.	10,482	368,547

		3,741,252

Metals & Mining (1.0%)
Alcoa Corp.	7,311	332,431
Cleveland-Cliffs, Inc.*	21,133	340,453
Freeport-McMoRan, Inc.	59,001	2,242,038
Newmont Corp.	32,881	1,551,983
Nucor Corp.	10,607	1,398,109
Reliance Steel & Aluminum Co.	2,415	488,893
Royal Gold, Inc.	2,534	285,632
Southern Copper Corp.	1,208	72,951
SSR Mining, Inc.	8,519	133,493
Steel Dynamics, Inc.	6,886	672,762
United States Steel Corp.	9,599	240,455

		7,759,200

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,654	157,117

Total Materials		32,715,473

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Alexandria Real Estate Equities, Inc. (REIT)	6,701	976,135
American Homes 4 Rent (REIT), Class A	12,730	383,682
American Tower Corp. (REIT)	4,476	948,285
Americold Realty Trust, Inc. (REIT)	11,116	314,694
Apartment Income REIT Corp. (REIT)	5,690	195,224
AvalonBay Communities, Inc. (REIT)	5,778	933,263
Boston Properties, Inc. (REIT)	6,482	438,054
Brixmor Property Group, Inc. (REIT)	12,335	279,634
Camden Property Trust (REIT)	3,927	439,353
Cousins Properties, Inc. (REIT)	6,246	157,961
CubeSmart (REIT)	9,244	372,071
Digital Realty Trust, Inc. (REIT)	11,868	1,190,004
Douglas Emmett, Inc. (REIT)	6,990	109,603
EastGroup Properties, Inc. (REIT)	1,701	251,850
EPR Properties (REIT)	3,062	115,499
Equinix, Inc. (REIT)	941	616,383
Equity LifeStyle Properties, Inc. (REIT)	2,843	183,658
Equity Residential (REIT)	15,319	903,821
Essex Property Trust, Inc. (REIT)	2,688	569,641
Extra Space Storage, Inc. (REIT)	4,828	710,585

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	3,319	$335,352
First Industrial Realty Trust, Inc. (REIT)	5,448	262,920
Gaming and Leisure Properties, Inc. (REIT)	10,098	526,005
Healthcare Realty Trust, Inc. (REIT)	15,680	302,154
Healthpeak Properties, Inc. (REIT)	22,303	559,136
Highwoods Properties, Inc. (REIT)	4,296	120,202
Host Hotels & Resorts, Inc. (REIT)	29,278	469,912
Hudson Pacific Properties, Inc. (REIT)	5,689	55,354
Invitation Homes, Inc. (REIT)	25,242	748,173
Iron Mountain, Inc. (REIT)	2,997	149,400
JBG SMITH Properties (REIT)	4,418	83,854
Kilroy Realty Corp. (REIT)	4,806	185,848
Kimco Realty Corp. (REIT)	24,980	529,076
Lamar Advertising Co. (REIT), Class A	429	40,498
Life Storage, Inc. (REIT)	3,479	342,682
Medical Properties Trust, Inc. (REIT) (x)	24,561	273,610
Mid-America Apartment Communities, Inc. (REIT)	4,749	745,546
National Retail Properties, Inc. (REIT)	7,372	337,343
National Storage Affiliates Trust (REIT)	3,511	126,817
Omega Healthcare Investors, Inc. (REIT) (x)	9,719	271,646
Park Hotels & Resorts, Inc. (REIT)	9,217	108,668
Prologis, Inc. (REIT)	38,113	4,296,478
Public Storage (REIT)	1,333	373,493
Rayonier, Inc. (REIT)	6,025	198,584
Realty Income Corp. (REIT)	25,963	1,646,833
Regency Centers Corp. (REIT)	7,087	442,937
Rexford Industrial Realty, Inc. (REIT)	7,596	415,045
SBA Communications Corp. (REIT)	3,406	954,736
Simon Property Group, Inc. (REIT)	6,950	816,486
SL Green Realty Corp. (REIT) (x)	2,647	89,257
Spirit Realty Capital, Inc. (REIT)	5,755	229,797
STORE Capital Corp. (REIT)	10,507	336,854
Sun Communities, Inc. (REIT)	5,032	719,576
UDR, Inc. (REIT)	13,391	518,633
Ventas, Inc. (REIT)	16,514	743,956
VICI Properties, Inc. (REIT)	39,792	1,289,261
Vornado Realty Trust (REIT)	7,297	151,851
Welltower, Inc. (REIT)	19,570	1,282,814
Weyerhaeuser Co. (REIT)	30,440	943,640
WP Carey, Inc. (REIT)	8,528	666,463

		32,780,290

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	6,676	513,785
Howard Hughes Corp. (The)*	1,515	115,776
Jones Lang LaSalle, Inc.*	1,974	314,596
Opendoor Technologies, Inc. (x)*	14,013	16,255
WeWork, Inc. (x)*	8,834	12,633
Zillow Group, Inc., Class A*	2,188	68,288
Zillow Group, Inc., Class C*	6,130	197,447

		1,238,780

Total Real Estate		34,019,070

Utilities (5.8%)
Electric Utilities (3.7%)
Alliant Energy Corp.	10,368	572,417
American Electric Power Co., Inc.	21,281	2,020,631
Avangrid, Inc. (x)	2,931	125,974
Constellation Energy Corp.	13,509	1,164,611
Duke Energy Corp.	31,877	3,283,012
Edison International	15,554	989,546
Entergy Corp.	8,398	944,775
Evergy, Inc.	9,195	578,641
Eversource Energy	14,256	1,195,223
Exelon Corp.	41,095	1,776,537
FirstEnergy Corp.	22,463	942,098
Hawaiian Electric Industries, Inc.	4,499	188,283
IDACORP, Inc.	2,081	224,436
NextEra Energy, Inc.	82,227	6,874,177
NRG Energy, Inc.	9,475	301,495
OGE Energy Corp.	8,258	326,604
PG&E Corp.*	68,108	1,107,436
Pinnacle West Capital Corp.	4,669	355,031
PPL Corp.	30,486	890,801
Southern Co. (The)	45,019	3,214,807
Xcel Energy, Inc.	22,562	1,581,822

		28,658,357

Gas Utilities (0.2%)
Atmos Energy Corp.	5,708	639,696
National Fuel Gas Co.	3,331	210,852
UGI Corp.	8,658	320,952

		1,171,500

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	22,628	650,781
Brookfield Renewable Corp.	5,281	145,439
Vistra Corp.	6,818	158,177

		954,397

Multi-Utilities (1.6%)
Ameren Corp.	10,647	946,731
CenterPoint Energy, Inc.	26,064	781,659
CMS Energy Corp.	11,976	758,440
Consolidated Edison, Inc.	14,682	1,399,342
Dominion Energy, Inc.	34,453	2,112,658
DTE Energy Co.	7,980	937,889
NiSource, Inc.	16,794	460,492
Public Service Enterprise Group, Inc.	20,599	1,262,101
Sempra Energy	13,021	2,012,265
WEC Energy Group, Inc.	13,055	1,224,037

		11,895,614

Water Utilities (0.2%)
American Water Works Co., Inc.	7,526	1,147,113
Essential Utilities, Inc.	9,570	456,776

		1,603,889

Total Utilities		44,283,757

Total Common Stocks (99.0%) (Cost $545,695,862)		759,515,478

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,152,124, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24 - 11/15/50; total market value $2,194,143. (xx)	$2,151,120	$2,151,120
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $800,692, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000% - 4.497%, maturing 3/2/23 - 5/15/52; total market value $871,063. (xx)	800,000	800,000

Total Repurchase Agreements		2,951,120

Total Short-Term Investments (0.5%) (Cost $3,951,120)		3,951,120

Total Investments in Securities (99.5%) (Cost $549,646,982)		763,466,598
Other Assets Less Liabilities (0.5%)		3,473,063

Net Assets (100%)		$766,939,661

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,942,903. This was collateralized by $1,135,793 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $3,951,120 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	15,244	471,848	55,945	(35,423)	4,716	(59,583)	437,503	11,628	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	23	3/2023	USD	4,440,150	(157,199)
S&P Midcap 400 E-Mini Index	8	3/2023	USD	1,954,080	(57,411)

					(214,610)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$55,511,615	$—	$—	$55,511,615
Consumer Discretionary	45,503,658	—	—	45,503,658
Consumer Staples	56,023,871	—	—	56,023,871
Energy	64,082,742	—	—	64,082,742
Financials	152,731,974	—	—	152,731,974
Health Care	131,864,616	—	—	131,864,616
Industrials	79,989,095	—	—	79,989,095
Information Technology	62,789,607	—	—	62,789,607
Materials	32,715,473	—	—	32,715,473
Real Estate	34,019,070	—	—	34,019,070
Utilities	44,283,757	—	—	44,283,757
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	2,951,120	—	2,951,120

Total Assets	$760,515,478	$2,951,120	$—	$763,466,598

Liabilities:
Futures	$(214,610)	$—	$—	$(214,610)

Total Liabilities	$(214,610)	$—	$—	$(214,610)

Total	$760,300,868	$2,951,120	$—	$763,251,988

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets - Unrealized depreciation	$(214,610	)*

Total		$(214,610)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,146,736)	$(1,146,736)

Total	$(1,146,736)	$(1,146,736)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(313,865)	$(313,865)

Total	$(313,865)	$(313,865)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $6,962,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$118,571,638
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,760,503

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$267,500,043
Aggregate gross unrealized depreciation	(54,309,728)

Net unrealized appreciation	$213,190,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$550,061,673

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $325,878)	$437,503
Unaffiliated Issuers (Cost $546,369,984)	760,077,975
Repurchase Agreements (Cost $2,951,120)	2,951,120
Cash	6,270,040
Dividends, interest and other receivables	1,080,536
Receivable for Portfolio shares sold	452,990
Due from broker for futures variation margin	363,901
Securities lending income receivable	6,874
Other assets	3,480

Total assets	771,644,419

LIABILITIES
Payable for return of collateral on securities loaned	3,951,120
Payable for Portfolio shares redeemed	272,606
Investment management fees payable	230,322
Distribution fees payable – Class IB	148,763
Administrative fees payable	62,542
Distribution fees payable – Class IA	15,717
Trustees’ fees payable	432
Accrued expenses	23,256

Total liabilities	4,704,758

NET ASSETS	$766,939,661

Net assets were comprised of:
Paid in capital	$553,618,312
Total distributable earnings (loss)	213,321,349

Net assets	$766,939,661

Class IA
Net asset value, offering and redemption price per share, $72,970,724 / 7,741,922 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

Class IB
Net asset value, offering and redemption price per share, $693,797,840 / 73,912,141 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.39

Class K
Net asset value, offering and redemption price per share, $171,097 / 18,237 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.38

(x)	Includes value of securities on loan of $4,942,903.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($11,628 of dividend income received from affiliates) (net of $3,786 foreign withholding tax)	$16,683,469
Interest	86,317
Securities lending (net)	84,023

Total income	16,853,809

EXPENSES
Investment management fees	2,732,788
Distribution fees – Class IB	1,762,213
Administrative fees	724,331
Distribution fees – Class IA	189,351
Custodian fees	78,600
Professional fees	72,984
Printing and mailing expenses	37,048
Trustees’ fees	24,798
Miscellaneous	116,102

Total expenses	5,738,215

NET INVESTMENT INCOME (LOSS)	11,115,594

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,716 realized gain (loss) from affiliates)	14,682,497
Futures contracts	(1,146,736)

Net realized gain (loss)	13,535,761

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(59,583) of change in unrealized appreciation (depreciation) from affiliates)	(93,959,970)
Futures contracts	(313,865)

Net change in unrealized appreciation (depreciation)	(94,273,835)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(80,738,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,622,480)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,115,594	$9,559,001
Net realized gain (loss)	13,535,761	44,517,208
Net change in unrealized appreciation (depreciation)	(94,273,835)	112,055,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(69,622,480)	166,131,317

Distributions to shareholders:
Class IA	(2,639,974)	(5,078,686)
Class IB	(25,026,351)	(46,550,558)
Class K	(6,600)	(11,879)

Total distributions to shareholders	(27,672,925)	(51,641,123)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 961,083 and 1,297,993 shares, respectively ]	9,616,508	13,543,480
Capital shares issued in reinvestment of dividends and distributions [ 275,777 and 486,855 shares, respectively ]	2,639,974	5,078,686
Capital shares repurchased [ (1,224,487) and (1,757,882) shares, respectively ]	(12,044,601)	(18,035,846)

Total Class IA transactions	211,881	586,320

Class IB
Capital shares sold [ 10,354,896 and 7,622,304 shares, respectively ]	102,366,955	78,967,461
Capital shares issued in reinvestment of dividends and distributions [ 2,625,149 and 4,480,551 shares, respectively ]	25,026,351	46,550,558
Capital shares repurchased [ (9,933,817) and (9,508,106) shares, respectively ]	(97,333,561)	(99,011,514)

Total Class IB transactions	30,059,745	26,506,505

Class K
Capital shares issued in reinvestment of dividends and distributions [ 692 and 1,144 shares, respectively ]	6,600	11,879

Total Class K transactions	6,600	11,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,278,226	27,104,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,017,179)	141,594,898
NET ASSETS:
Beginning of year	833,956,840	692,361,942

End of year	$766,939,661	$833,956,840

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.65	$9.14	$9.20	$7.90	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.13	0.16	0.19	0.17
Net realized and unrealized gain (loss)	(1.01)	2.08	0.04	1.83	(0.96)

Total from investment operations	(0.87)	2.21	0.20	2.02	(0.79)

Less distributions:
Dividends from net investment income	(0.14)	(0.14)	(0.16)	(0.21)	(0.18)
Distributions from net realized gains	(0.21)	(0.56)	(0.10)	(0.51)	(0.39)

Total dividends and distributions	(0.35)	(0.70)	(0.26)	(0.72)	(0.57)

Net asset value, end of year	$9.43	$10.65	$9.14	$9.20	$7.90

Total return	(8.20)%	24.35%	2.22%	25.64%	(8.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$72,971	$82,299	$70,420	$74,512	$55,404
Ratio of expenses to average net assets:
After waivers (f)	0.74%	0.73%	0.74%	0.73%	0.74%
Before waivers (f)	0.74%	0.73%	0.75%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.42%	1.22%	1.91%	2.13%	1.89%
Before waivers (f)	1.42%	1.22%	1.91%	2.12%	1.89%
Portfolio turnover rate^	14%	16%	18%	16%	16%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.60	$9.11	$9.17	$7.88	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.13	0.16	0.19	0.17
Net realized and unrealized gain (loss)	(1.00)	2.06	0.04	1.82	(0.95)

Total from investment operations	(0.86)	2.19	0.20	2.01	(0.78)

Less distributions:
Dividends from net investment income	(0.14)	(0.14)	(0.16)	(0.21)	(0.18)
Distributions from net realized gains	(0.21)	(0.56)	(0.10)	(0.51)	(0.39)

Total dividends and distributions	(0.35)	(0.70)	(0.26)	(0.72)	(0.57)

Net asset value, end of year	$9.39	$10.60	$9.11	$9.17	$7.88

Total return	(8.16)%	24.20%	2.23%	25.59%	(8.82)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$693,798	$751,472	$621,793	$625,230	$520,013
Ratio of expenses to average net assets:
After waivers (f)	0.74%	0.73%	0.74%	0.73%	0.74%
Before waivers (f)	0.74%	0.73%	0.75%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.42%	1.21%	1.91%	2.12%	1.89%
Before waivers (f)	1.42%	1.21%	1.91%	2.12%	1.89%
Portfolio turnover rate^	14%	16%	18%	16%	16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.60	$9.10	$9.16	$7.87	$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.15	0.18	0.21	0.20
Net realized and unrealized gain (loss)	(1.00)	2.07	0.04	1.82	(0.96)

Total from investment operations	(0.84)	2.22	0.22	2.03	(0.76)

Less distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.18)	(0.23)	(0.20)
Distributions from net realized gains	(0.21)	(0.56)	(0.10)	(0.51)	(0.39)

Total dividends and distributions	(0.38)	(0.72)	(0.28)	(0.74)	(0.59)

Net asset value, end of year	$9.38	$10.60	$9.10	$9.16	$7.87

Total return	(8.02)%	24.61%	2.46%	25.91%	(8.59)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$171	$186	$149	$146	$116
Ratio of expenses to average net assets:
After waivers (f)	0.49%	0.48%	0.49%	0.48%	0.49%
Before waivers (f)	0.49%	0.48%	0.50%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.67%	1.47%	2.16%	2.37%	2.15%
Before waivers (f)	1.67%	1.47%	2.16%	2.37%	2.15%
Portfolio turnover rate^	14%	16%	18%	16%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	Aristotle Capital Management, LLC

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(11.60)%	5.67%	9.46%
Portfolio – Class IB Shares	(11.59)	5.67	9.46
Portfolio – Class K Shares	(11.36)	5.94	9.74
Russell 1000® Value Index	(7.54)	6.67	10.29

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (11.59)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned (7.54)% over the same period.

Portfolio Highlights

What helped performance during the year?

•

Stock selection and an underweight position in the Communications sector contributed to performance relative to the benchmark. Within this sector, an underweight position in The Walt Disney Co. aided relative results.

•	Sector allocation and stock selection were also positive in the Financials, Real Estate and Industrials sectors.

•	Stock selection in the Information Technology sector contributed to performance, including relative underweights to Salesforce, Inc. and Intel Corp.

•	An overweight position in global security company Northrop Grumman Corp. also aided relative performance.

What hurt performance during the year?

•

An underweight position in the Energy sector detracted from relative performance. Here, underweighting shares of integrated energy companies Exxon Mobil Corp. and Chevron Corp. weakened relative returns.

•

Overweighting the Information Technology and Consumer Discretionary sectors detracted from relative results. Within Information Technology, relative overweights to Microsoft Corp., Apple, Inc. and Adobe, Inc. detracted.

•	Security selection was negative in the Communications sector.

•

During the year, the Portfolio reduced its equity exposure for 105 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	16.1%
Health Care	14.1
Industrials	9.3
Information Technology	9.2
Exchange Traded Funds	9.0
Consumer Staples	6.0
Energy	5.9
Consumer Discretionary	5.4
Communication Services	5.1
Utilities	4.4
Materials	3.9
Real Estate	3.0
Investment Companies	2.5
Repurchase Agreements	1.6
Cash and Other	4.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your

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ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,045.40	$4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	4.37
Class IB
Actual	1,000.00	1,044.90	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	4.37
Class K
Actual	1,000.00	1,046.70	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	3.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	784,477	$14,442,222
Frontier Communications Parent, Inc.*	25,999	662,455
Lumen Technologies, Inc.	109,060	569,293
Verizon Communications, Inc.	520,043	20,489,694

		36,163,664

Entertainment (1.1%)
Activision Blizzard, Inc.	82,532	6,317,825
AMC Entertainment Holdings, Inc., Class A (x)*	54,862	223,288
Electronic Arts, Inc.	27,603	3,372,534
Liberty Media Corp.-Liberty Formula One, Class A*	1,981	105,845
Liberty Media Corp.-Liberty Formula One, Class C*	18,917	1,130,858
Live Nation Entertainment, Inc.*	8,177	570,264
Madison Square Garden Sports Corp., Class A	1,002	183,697
Netflix, Inc.*	25,542	7,531,825
Playtika Holding Corp.*	944	8,033
Roku, Inc.*	9,116	371,021
Take-Two Interactive Software, Inc.*	2,983	310,620
Walt Disney Co. (The)*	213,853	18,579,549
Warner Bros Discovery, Inc.*	66,631	631,662

		39,337,021

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	83,108	7,332,619
Alphabet, Inc., Class C*	222,148	19,711,192
IAC, Inc.*	8,258	366,655
Match Group, Inc.*	1,906	79,080
Meta Platforms, Inc., Class A*	218,492	26,293,327
Pinterest, Inc., Class A*	48,780	1,184,378
TripAdvisor, Inc.*	9,963	179,135

		55,146,386

Media (1.2%)
Altice USA, Inc., Class A*	22,208	102,157
Cable One, Inc.	239	170,135
Charter Communications, Inc., Class A*	16,376	5,553,102
Comcast Corp., Class A	831,756	29,086,507
DISH Network Corp., Class A (x)*	26,597	373,422
Fox Corp., Class A	31,964	970,747
Fox Corp., Class B	15,119	430,135
Interpublic Group of Cos., Inc. (The)	41,740	1,390,359
Liberty Broadband Corp., Class A*	1,040	78,884
Liberty Broadband Corp., Class C*	7,013	534,881
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,752	226,111
Liberty Media Corp.-Liberty SiriusXM, Class C*	11,861	464,121
New York Times Co. (The), Class A	17,455	566,589
News Corp., Class A	40,969	745,636
News Corp., Class B	12,821	236,419
Nexstar Media Group, Inc., Class A	3,598	629,758
Omnicom Group, Inc.	21,601	1,761,994
Paramount Global, Class A (x)	974	19,100
Paramount Global, Class B (x)	61,227	1,033,512
Sirius XM Holdings, Inc. (x)	74,495	435,051

		44,808,620

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	93,012	13,021,680

Total Communication Services		188,477,371

Consumer Discretionary (5.4%)
Auto Components (0.3%)
Aptiv plc*	21,501	2,002,388
BorgWarner, Inc.	25,058	1,008,584
Cie Generale des Etablissements Michelin SCA (ADR) (x)	498,613	6,925,735
Gentex Corp.	24,940	680,114
Goodyear Tire & Rubber Co. (The) (x)*	26,317	267,118
Lear Corp.	6,317	783,434
QuantumScape Corp. (x)*	26,843	152,200

		11,819,573

Automobiles (0.4%)
Ford Motor Co.	625,645	7,276,252
General Motors Co.	154,530	5,198,389
Harley-Davidson, Inc.	14,280	594,048
Lucid Group, Inc. (x)*	3,442	23,509
Rivian Automotive, Inc., Class A (x)*	55,170	1,016,783
Tesla, Inc.*	10,940	1,347,589
Thor Industries, Inc. (x)	5,617	424,027

		15,880,597

Distributors (0.1%)
Genuine Parts Co.	13,547	2,350,540
LKQ Corp.	27,255	1,455,690

		3,806,230

Diversified Consumer Services (0.1%)
ADT, Inc.	22,185	201,218
Bright Horizons Family Solutions, Inc.*	4,383	276,567
Grand Canyon Education, Inc.*	3,339	352,799
H&R Block, Inc.	2,945	107,522
Mister Car Wash, Inc. (x)*	2,319	21,404
Service Corp. International	16,387	1,132,997

		2,092,507

Hotels, Restaurants & Leisure (1.4%)
Aramark	24,609	1,017,336
Booking Holdings, Inc.*	1,016	2,047,525
Boyd Gaming Corp.	8,296	452,381
Caesars Entertainment, Inc.*	6,839	284,502
Carnival Corp. (x)*	101,624	819,089
Darden Restaurants, Inc.	11,831	1,636,582
Domino’s Pizza, Inc.	1,026	355,406
Expedia Group, Inc.*	7,888	690,989
Hilton Worldwide Holdings, Inc.	7,947	1,004,183
Hyatt Hotels Corp., Class A*	38,649	3,495,802
Las Vegas Sands Corp.*	22,019	1,058,453
Marriott International, Inc., Class A	26,629	3,964,792
Marriott Vacations Worldwide Corp.	4,069	547,647
McDonald’s Corp.	59,456	15,668,440
MGM Resorts International	34,858	1,168,789

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Norwegian Cruise Line Holdings Ltd. (x)*	41,110	$503,186
Penn Entertainment, Inc.*	16,762	497,831
Planet Fitness, Inc., Class A*	2,356	185,653
Restaurant Brands International, Inc.	46,522	3,008,578
Royal Caribbean Cruises Ltd.*	23,385	1,155,921
Six Flags Entertainment Corp.*	3,945	91,721
Starbucks Corp.	77,995	7,737,104
Travel + Leisure Co.	2,453	89,289
Vail Resorts, Inc.	231	55,059
Wyndham Hotels & Resorts, Inc.	2,883	205,587
Wynn Resorts Ltd.*	9,670	797,485
Yum! Brands, Inc.	26,906	3,446,120

		51,985,450

Household Durables (0.9%)
DR Horton, Inc.	16,110	1,436,045
Garmin Ltd.	16,368	1,510,603
Leggett & Platt, Inc.	14,124	455,216
Lennar Corp., Class A	142,455	12,892,178
Lennar Corp., Class B	1,571	117,479
Mohawk Industries, Inc.*	5,583	570,694
Newell Brands, Inc.	40,074	524,168
NVR, Inc.*	89	410,520
PulteGroup, Inc.	109,540	4,987,356
Sony Group Corp. (ADR)	109,490	8,351,897
Tempur Sealy International, Inc.	17,838	612,379
Toll Brothers, Inc.	5,511	275,109
TopBuild Corp.*	535	83,722
Whirlpool Corp.	9,908	1,401,586

		33,628,952

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc.*	70,826	5,949,384
DoorDash, Inc., Class A*	3,051	148,950
eBay, Inc.	131,942	5,471,635
Wayfair, Inc., Class A (x)*	3,021	99,360

		11,669,329

Leisure Products (0.0%)†
Brunswick Corp.	6,497	468,304
Hasbro, Inc.	13,947	850,907
Mattel, Inc.*	19,329	344,829
Peloton Interactive, Inc., Class A (x)*	32,061	254,564
Polaris, Inc.	1,553	156,853

		2,075,457

Multiline Retail (0.3%)
Dollar Tree, Inc.*	15,568	2,201,938
Kohl’s Corp.	13,583	342,971
Macy’s, Inc.	28,606	590,714
Nordstrom, Inc. (x)	1,722	27,793
Ollie’s Bargain Outlet Holdings, Inc.*	6,286	294,436
Target Corp.	54,239	8,083,780

		11,541,632

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	5,971	877,916
AutoNation, Inc.*	17,752	1,904,790
AutoZone, Inc.*	1,647	4,061,798
Bath & Body Works, Inc.	44,829	1,889,094
Best Buy Co., Inc.	14,661	1,175,959
Burlington Stores, Inc.*	440	89,214
CarMax, Inc.*	15,053	916,577
Dick’s Sporting Goods, Inc.	5,775	694,675
GameStop Corp., Class A (x)*	28,497	526,055
Gap, Inc. (The)	20,994	236,812
Home Depot, Inc. (The)	46,122	14,568,095
Leslie’s, Inc.*	1,849	22,576
Lithia Motors, Inc., Class A	2,878	589,242
Lowe’s Cos., Inc.	54,475	10,853,599
O’Reilly Automotive, Inc.*	6,269	5,291,224
Penske Automotive Group, Inc.	2,849	327,436
Petco Health & Wellness Co., Inc.*	8,542	80,978
RH (x)*	1,314	351,088
Ross Stores, Inc.	21,113	2,450,586
Victoria’s Secret & Co.*	2,502	89,521
Williams-Sonoma, Inc.	1,515	174,104

		47,171,339

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	14,286	818,874
Carter’s, Inc.	4,046	301,872
Columbia Sportswear Co.	3,823	334,818
Deckers Outdoor Corp.*	327	130,525
Hanesbrands, Inc.	36,995	235,288
PVH Corp.	7,129	503,236
Ralph Lauren Corp.	4,493	474,775
Skechers USA, Inc., Class A*	12,057	505,791
Tapestry, Inc.	168,470	6,415,338
Under Armour, Inc., Class A*	20,001	203,210
Under Armour, Inc., Class C*	21,221	189,292
VF Corp.	37,114	1,024,718

		11,137,737

Total Consumer Discretionary		202,808,803

Consumer Staples (6.0%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	51	16,805
Brown-Forman Corp., Class A	1,989	130,797
Brown-Forman Corp., Class B	8,028	527,279
Coca-Cola Co. (The)	332,592	21,156,177
Constellation Brands, Inc., Class A	47,157	10,928,635
Diageo plc	136,060	6,003,875
Keurig Dr Pepper, Inc.	91,071	3,247,592
Molson Coors Beverage Co., Class B	44,978	2,317,267
Monster Beverage Corp.*	2,961	300,630
PepsiCo, Inc.	61,932	11,188,635

		55,817,692

Food & Staples Retailing (1.4%)
Albertsons Cos., Inc., Class A	17,865	370,520
BJ’s Wholesale Club Holdings, Inc.*	5,249	347,274
Casey’s General Stores, Inc.	3,935	882,817
Grocery Outlet Holding Corp.*	8,671	253,107
Kroger Co. (The)	117,338	5,230,928
Performance Food Group Co.*	11,155	651,341
Sysco Corp.	94,069	7,191,575
US Foods Holding Corp.*	21,422	728,776
Walgreens Boots Alliance, Inc.	110,409	4,124,880
Walmart, Inc.#	219,677	31,148,002

		50,929,220

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Food Products (1.2%)
Archer-Daniels-Midland Co.	74,936	$6,957,808
Bunge Ltd.	14,875	1,484,079
Campbell Soup Co.	20,580	1,167,915
Conagra Brands, Inc.	49,977	1,934,110
Darling Ingredients, Inc.*	15,813	989,736
Flowers Foods, Inc.	19,895	571,782
Freshpet, Inc.*	2,128	112,294
General Mills, Inc.	63,294	5,307,202
Hershey Co. (The)	2,061	477,266
Hormel Foods Corp.	30,438	1,386,451
Ingredion, Inc.	6,957	681,299
J M Smucker Co. (The)	10,944	1,734,186
Kellogg Co.	12,113	862,930
Kraft Heinz Co. (The)	74,217	3,021,374
McCormick & Co., Inc. (Non-Voting)	26,616	2,206,200
Mondelez International, Inc., Class A	146,838	9,786,753
Nestle SA (Registered)	50,105	5,805,710
Pilgrim’s Pride Corp.*	2,405	57,071
Post Holdings, Inc.*	5,806	524,049
Seaboard Corp.	27	101,931
Tyson Foods, Inc., Class A	30,246	1,882,813

		47,052,959

Household Products (1.2%)
Church & Dwight Co., Inc.	14,102	1,136,762
Clorox Co. (The)	2,237	313,918
Colgate-Palmolive Co.	33,871	2,668,696
Kimberly-Clark Corp.	39,024	5,297,508
Procter & Gamble Co. (The)	220,713	33,451,262
Reckitt Benckiser Group plc	28,371	1,973,572
Reynolds Consumer Products, Inc.	5,764	172,805
Spectrum Brands Holdings, Inc.	4,230	257,692

		45,272,215

Personal Products (0.0%)†
Coty, Inc., Class A*	36,803	315,034

Tobacco (0.7%)
Altria Group, Inc.	192,486	8,798,535
Philip Morris International, Inc.	164,686	16,667,870

		25,466,405

Total Consumer Staples		224,853,525

Energy (5.9%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	265,860	7,850,846
Halliburton Co.	52,186	2,053,519
NOV, Inc.	41,548	867,938
Schlumberger Ltd.	150,098	8,024,239

		18,796,542

Oil, Gas & Consumable Fuels (5.4%)
Antero Midstream Corp.	35,691	385,106
Antero Resources Corp.*	10,716	332,089
APA Corp.	34,542	1,612,420
Cameco Corp.	44,364	1,005,732
Cheniere Energy, Inc.	11,207	1,680,602
Chesapeake Energy Corp. (x)	12,856	1,213,221
Chevron Corp.	226,702	40,690,742
ConocoPhillips	205,561	24,256,198
Coterra Energy, Inc.	421,642	10,359,744
Devon Energy Corp.	35,698	2,195,784
Diamondback Energy, Inc.	7,882	1,078,100
DT Midstream, Inc.	10,287	568,460
EOG Resources, Inc.	75,133	9,731,226
EQT Corp.	39,124	1,323,565
Exxon Mobil Corp.	443,222	48,887,386
Hess Corp.	6,488	920,128
HF Sinclair Corp.	15,469	802,686
Kinder Morgan, Inc.	211,039	3,815,585
Marathon Oil Corp.	71,712	1,941,244
Marathon Petroleum Corp.	52,895	6,156,449
Occidental Petroleum Corp.	15,125	952,724
ONEOK, Inc.	41,867	2,750,662
Ovintiv, Inc.	7,813	396,197
PDC Energy, Inc.	4,660	295,817
Phillips 66	119,214	12,407,793
Pioneer Natural Resources Co.	38,807	8,863,131
Range Resources Corp.	9,247	231,360
Southwestern Energy Co.*	109,750	642,037
Valero Energy Corp.	75,002	9,514,754
Williams Cos., Inc. (The)	129,345	4,255,450

		199,266,392

Total Energy		218,062,934

Financials (16.1%)
Banks (5.5%)
Bank of America Corp.	958,416	31,742,738
Bank of Hawaii Corp.	4,198	325,597
Bank OZK	11,869	475,472
BOK Financial Corp.	3,120	323,825
Citigroup, Inc.	293,525	13,276,136
Citizens Financial Group, Inc.	51,840	2,040,941
Comerica, Inc.	13,867	927,009
Commerce Bancshares, Inc.	93,255	6,347,868
Cullen/Frost Bankers, Inc.	63,590	8,501,983
East West Bancorp, Inc.	15,012	989,291
Fifth Third Bancorp	72,341	2,373,508
First Citizens BancShares, Inc., Class A	1,972	1,495,486
First Hawaiian, Inc.	13,558	353,050
First Horizon Corp.	56,175	1,376,287
First Republic Bank	19,306	2,353,208
FNB Corp.	37,042	483,398
Huntington Bancshares, Inc.	152,370	2,148,417
JPMorgan Chase & Co.	419,256	56,222,230
KeyCorp	98,650	1,718,483
M&T Bank Corp.	18,571	2,693,909
Mitsubishi UFJ Financial Group, Inc. (ADR)	772,651	5,153,582
PacWest Bancorp	12,336	283,111
Pinnacle Financial Partners, Inc.	7,955	583,897
PNC Financial Services Group, Inc. (The)	123,893	19,567,660
Popular, Inc.	7,802	517,429
Prosperity Bancshares, Inc.	9,294	675,488
Regions Financial Corp.	99,239	2,139,593
Signature Bank	6,242	719,203
SVB Financial Group*	2,256	519,196
Synovus Financial Corp.	15,282	573,839
Truist Financial Corp.	188,657	8,117,911
Umpqua Holdings Corp.	22,934	409,372

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
US Bancorp	142,601	$6,218,830
Webster Financial Corp.	18,538	877,589
Wells Fargo & Co.	554,159	22,881,225
Western Alliance Bancorp	4,355	259,384
Wintrust Financial Corp.	6,360	537,547
Zions Bancorp NA	15,810	777,220

		206,980,912

Capital Markets (4.0%)
Affiliated Managers Group, Inc.	4,027	637,998
Ameriprise Financial, Inc.	45,522	14,174,185
Bank of New York Mellon Corp. (The)	106,338	4,840,506
BlackRock, Inc.	23,143	16,399,824
Blackstone, Inc., Class A	90,172	6,689,861
Carlyle Group, Inc. (The)	21,977	655,794
Cboe Global Markets, Inc.	11,239	1,410,157
Charles Schwab Corp. (The)	71,884	5,985,062
CME Group, Inc.	38,111	6,408,746
Coinbase Global, Inc., Class A (x)*	16,760	593,136
Evercore, Inc., Class A	3,870	422,140
Franklin Resources, Inc.	30,291	799,077
Goldman Sachs Group, Inc. (The)	46,185	15,859,005
Interactive Brokers Group, Inc., Class A	9,857	713,154
Intercontinental Exchange, Inc.	58,637	6,015,570
Invesco Ltd.	39,638	713,088
Janus Henderson Group plc	14,437	339,558
Jefferies Financial Group, Inc.	21,586	739,968
KKR & Co., Inc.	104,895	4,869,226
Lazard Ltd., Class A	9,486	328,880
LPL Financial Holdings, Inc.	6,625	1,432,126
Moody’s Corp.	10,507	2,927,460
Morgan Stanley	265,635	22,584,288
Morningstar, Inc.	248	53,714
MSCI, Inc.	2,067	961,506
Nasdaq, Inc.	141,620	8,688,387
Northern Trust Corp.	21,823	1,931,117
Raymond James Financial, Inc.	19,010	2,031,218
Robinhood Markets, Inc., Class A (x)*	59,658	485,616
S&P Global, Inc.	35,417	11,862,570
SEI Investments Co.	10,916	636,403
State Street Corp.	38,956	3,021,817
Stifel Financial Corp.	10,966	640,085
T. Rowe Price Group, Inc.	23,763	2,591,593
Tradeweb Markets, Inc., Class A	4,207	273,160
Virtu Financial, Inc., Class A	10,339	211,019

		148,927,014

Consumer Finance (1.0%)
Ally Financial, Inc.	32,724	800,102
American Express Co.	100,316	14,821,689
Capital One Financial Corp.	137,323	12,765,546
Credit Acceptance Corp. (x)*	641	304,090
Discover Financial Services	28,974	2,834,526
OneMain Holdings, Inc.	12,329	410,679
SLM Corp.	26,546	440,664
SoFi Technologies, Inc. (x)*	84,393	389,052
Synchrony Financial	103,567	3,403,212
Upstart Holdings, Inc. (x)*	6,056	80,060

		36,249,620

Diversified Financial Services (1.7%)
Apollo Global Management, Inc.	11,605	740,283
Berkshire Hathaway, Inc., Class B*	191,740	59,228,486
Corebridge Financial, Inc. (x)	8,423	168,965
Equitable Holdings, Inc.‡	39,719	1,139,935
Voya Financial, Inc. (x)	10,332	635,315

		61,912,984

Insurance (3.8%)
Aflac, Inc.	66,543	4,787,103
Allstate Corp. (The)	39,635	5,374,506
American Financial Group, Inc.	7,143	980,591
American International Group, Inc.	120,827	7,641,100
Aon plc, Class A	32,422	9,731,139
Arch Capital Group Ltd.*	35,529	2,230,511
Arthur J Gallagher & Co.	19,574	3,690,482
Assurant, Inc.	5,304	663,318
Assured Guaranty Ltd.	6,312	392,985
Axis Capital Holdings Ltd.	8,259	447,390
Brighthouse Financial, Inc.*	7,567	387,960
Brown & Brown, Inc.	23,190	1,321,134
Chubb Ltd.	83,427	18,403,996
Cincinnati Financial Corp.	92,825	9,504,352
CNA Financial Corp.	2,896	122,443
Erie Indemnity Co., Class A	692	172,114
Everest Re Group Ltd.	6,850	2,269,200
F&G Annuities & Life, Inc.*	1,903	38,079
Fidelity National Financial, Inc.	78,026	2,935,338
First American Financial Corp.	10,709	560,509
Globe Life, Inc.	9,493	1,144,381
Hanover Insurance Group, Inc. (The)	3,757	507,683
Hartford Financial Services Group, Inc. (The)	50,823	3,853,908
Kemper Corp.	6,742	331,706
Lincoln National Corp.	14,283	438,774
Loews Corp.	21,165	1,234,555
Markel Corp.*	1,094	1,441,334
Marsh & McLennan Cos., Inc.	58,925	9,750,909
MetLife, Inc.	121,098	8,763,862
Old Republic International Corp.	30,015	724,862
Primerica, Inc.	3,950	560,189
Principal Financial Group, Inc.	26,187	2,197,613
Progressive Corp. (The)	116,716	15,139,232
Prudential Financial, Inc.	39,848	3,963,282
Reinsurance Group of America, Inc.	12,783	1,816,337
RenaissanceRe Holdings Ltd.	2,070	381,356
Travelers Cos., Inc. (The)	56,850	10,658,807
Unum Group	21,261	872,339
W R Berkley Corp.	21,856	1,586,090
White Mountains Insurance Group Ltd.	299	422,885
Willis Towers Watson plc	21,933	5,364,373

		142,808,727

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	55,442	573,825
Annaly Capital Management, Inc. (REIT) (x)	45,716	963,693
Rithm Capital Corp. (REIT)	45,282	369,954
Starwood Property Trust, Inc. (REIT)	31,004	568,303

		2,475,775

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)†
MGIC Investment Corp.	32,027	$416,351
New York Community Bancorp, Inc.	48,899	420,531
Rocket Cos., Inc., Class A (x)	5,310	37,170
TFS Financial Corp.	5,316	76,604
UWM Holdings Corp. (x)	905	2,996

		953,652

Total Financials		600,308,684

Health Care (14.1%)
Biotechnology (1.6%)
AbbVie, Inc.	32,896	5,316,323
Amgen, Inc.	57,384	15,071,334
Biogen, Inc.*	17,466	4,836,685
BioMarin Pharmaceutical, Inc.*	19,592	2,027,576
Exact Sciences Corp.*	15,199	752,502
Exelixis, Inc.*	4,494	72,084
Gilead Sciences, Inc.	168,806	14,491,995
Horizon Therapeutics plc*	1,669	189,932
Incyte Corp.*	2,616	210,117
Ionis Pharmaceuticals, Inc.*	1,214	45,853
Mirati Therapeutics, Inc.*	4,568	206,976
Moderna, Inc.*	35,718	6,415,667
Natera, Inc.*	650	26,111
Regeneron Pharmaceuticals, Inc.*	9,407	6,787,056
Ultragenyx Pharmaceutical, Inc.*	1,566	72,553
United Therapeutics Corp.*	4,735	1,316,756
Vertex Pharmaceuticals, Inc.*	1,522	439,523

		58,279,043

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	211,502	23,220,805
Alcon, Inc.	105,998	7,266,163
Align Technology, Inc.*	2,083	439,305
Baxter International, Inc.	45,117	2,299,613
Becton Dickinson and Co.	30,174	7,673,248
Boston Scientific Corp.*	251,302	11,627,744
Cooper Cos., Inc. (The)	5,158	1,705,596
Dentsply Sirona, Inc.	22,746	724,233
Enovis Corp.*	5,374	287,616
Envista Holdings Corp.*	17,276	581,683
Globus Medical, Inc., Class A*	7,564	561,778
Hologic, Inc.*	45,443	3,399,591
ICU Medical, Inc.*	1,743	274,488
Integra LifeSciences Holdings Corp.*	7,687	431,010
Intuitive Surgical, Inc.*	3,004	797,111
Masimo Corp.*	1,183	175,025
Medtronic plc	332,144	25,814,232
QuidelOrtho Corp.*	5,244	449,253
STERIS plc	10,595	1,956,791
Stryker Corp.	17,362	4,244,835
Tandem Diabetes Care, Inc.*	440	19,778
Teleflex, Inc.	4,981	1,243,407
Zimmer Biomet Holdings, Inc.	40,531	5,167,702

		100,361,007

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	9,453	778,171
agilon health, Inc.*	1,324	21,369
Amedisys, Inc.*	3,394	283,535
Cardinal Health, Inc.	48,953	3,763,017
Centene Corp.*	106,711	8,751,369
Chemed Corp.	999	509,920
Cigna Corp.	69,609	23,064,246
CVS Health Corp.	149,550	13,936,564
DaVita, Inc.*	7,177	535,907
Elevance Health, Inc.	22,935	11,764,967
Encompass Health Corp.	10,395	621,725
Enhabit, Inc.*	5,197	68,392
HCA Healthcare, Inc.	25,392	6,093,064
Henry Schein, Inc.*	14,352	1,146,294
Humana, Inc.	3,949	2,022,638
Laboratory Corp. of America Holdings	9,593	2,258,960
McKesson Corp.	32,524	12,200,403
Molina Healthcare, Inc.*	1,362	449,760
Oak Street Health, Inc.*	12,365	265,971
Premier, Inc., Class A	12,496	437,110
Quest Diagnostics, Inc.	26,114	4,085,274
Signify Health, Inc., Class A*	7,119	204,031
Tenet Healthcare Corp.*	11,283	550,498
UnitedHealth Group, Inc.	26,056	13,814,370
Universal Health Services, Inc., Class B	6,746	950,444

		108,577,999

Health Care Technology (0.0%)†
Certara, Inc.*	4,367	70,178
Definitive Healthcare Corp.*	1,703	18,716
Doximity, Inc., Class A (x)*	6,165	206,897
Teladoc Health, Inc.*	15,410	364,446

		660,237

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A*	1,016	37,023
Agilent Technologies, Inc.	3,248	486,063
Avantor, Inc.*	4,597	96,951
Azenta, Inc.*	7,861	457,668
Bio-Rad Laboratories, Inc., Class A*	2,270	954,512
Charles River Laboratories International, Inc.*	359	78,226
Danaher Corp.	124,938	33,161,044
Illumina, Inc.*	16,692	3,375,122
PerkinElmer, Inc.	13,391	1,877,686
QIAGEN NV*	24,080	1,200,870
Repligen Corp.*	1,691	286,303
Syneos Health, Inc.*	8,974	329,166
Thermo Fisher Scientific, Inc.	60,753	33,456,070

		75,796,704

Pharmaceuticals (4.9%)
Bristol-Myers Squibb Co.	255,159	18,358,690
Catalent, Inc.*	12,340	555,423
Elanco Animal Health, Inc.*	47,268	577,615
Eli Lilly and Co.	16,656	6,093,431
Jazz Pharmaceuticals plc*	6,468	1,030,417
Johnson & Johnson#	360,763	63,728,784
Merck & Co., Inc.	355,909	39,488,104
Organon & Co.	26,975	753,412
Perrigo Co. plc	14,255	485,953
Pfizer, Inc.#	866,073	44,377,581
Roche Holding AG	4,452	1,398,698

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Roche Holding AG (ADR)	59,736	$2,338,664
Royalty Pharma plc, Class A	38,968	1,540,015
Viatris, Inc.	128,646	1,431,830

		182,158,617

Total Health Care		525,833,607

Industrials (9.3%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc.*	1,621	268,973
Boeing Co. (The)*	40,125	7,643,411
BWX Technologies, Inc.	5,912	343,369
Curtiss-Wright Corp.	4,065	678,814
General Dynamics Corp.	96,761	24,007,372
HEICO Corp.	301	46,245
HEICO Corp., Class A	528	63,281
Hexcel Corp.	8,895	523,471
Howmet Aerospace, Inc.	35,899	1,414,780
Huntington Ingalls Industries, Inc.	3,259	751,786
L3Harris Technologies, Inc.	20,443	4,256,437
Lockheed Martin Corp.	2,836	1,379,686
Mercury Systems, Inc.*	6,037	270,095
Northrop Grumman Corp.	32,673	17,826,715
Raytheon Technologies Corp.	184,600	18,629,832
Spirit AeroSystems Holdings, Inc., Class A	27,848	824,301
Textron, Inc.	22,431	1,588,115
TransDigm Group, Inc.	3,343	2,104,920
Woodward, Inc.	6,248	603,619

		83,225,222

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	9,479	867,897
Expeditors International of Washington, Inc.	11,964	1,243,299
FedEx Corp.	25,509	4,418,159
GXO Logistics, Inc.*	9,990	426,473
United Parcel Service, Inc., Class B	8,437	1,466,688

		8,422,516

Airlines (0.2%)
Alaska Air Group, Inc.*	24,220	1,040,007
American Airlines Group, Inc. (x)*	68,564	872,134
Copa Holdings SA, Class A*	3,045	253,253
JetBlue Airways Corp.*	34,046	220,618
Southwest Airlines Co.*	97,337	3,277,337
United Airlines Holdings, Inc.*	34,629	1,305,513

		6,968,862

Building Products (0.7%)
A O Smith Corp.	10,207	584,249
Allegion plc	1,935	203,678
Armstrong World Industries, Inc.	2,061	141,364
AZEK Co., Inc. (The)*	11,808	239,939
Builders FirstSource, Inc.*	16,371	1,062,150
Carlisle Cos., Inc.	857	201,952
Carrier Global Corp.	90,020	3,713,325
Fortune Brands Innovations, Inc.	8,976	512,619
Hayward Holdings, Inc.*	7,306	68,676
Johnson Controls International plc	157,237	10,063,168
Lennox International, Inc.	3,391	811,229
Masco Corp.	69,039	3,222,050
Masterbrand, Inc.*	8,976	67,769
Owens Corning	10,286	877,396
Trane Technologies plc	32,722	5,500,241

		27,269,805

Commercial Services & Supplies (0.1%)
Cintas Corp.	616	278,198
Clean Harbors, Inc.*	5,411	617,503
Driven Brands Holdings, Inc.*	5,517	150,669
IAA, Inc.*	2,429	97,160
MSA Safety, Inc.	2,406	346,921
Republic Services, Inc.	20,497	2,643,908
Rollins, Inc.	1,820	66,503
Stericycle, Inc.*	9,729	485,380
Tetra Tech, Inc.	3,331	483,628
Waste Management, Inc.	2,778	435,813

		5,605,683

Construction & Engineering (0.1%)
AECOM	13,126	1,114,791
MasTec, Inc.*	6,471	552,171
MDU Resources Group, Inc.	21,442	650,550
Quanta Services, Inc.	6,859	977,408
Valmont Industries, Inc.	1,920	634,886
WillScot Mobile Mini Holdings Corp.*	10,337	466,922

		4,396,728

Electrical Equipment (0.9%)
Acuity Brands, Inc.	8,334	1,380,194
AMETEK, Inc.	24,466	3,418,390
Eaton Corp. plc	87,962	13,805,636
Emerson Electric Co.	49,067	4,713,376
Hubbell, Inc.	5,684	1,333,921
nVent Electric plc	17,535	674,571
Plug Power, Inc. (x)*	27,734	343,070
Regal Rexnord Corp.	28,574	3,428,309
Rockwell Automation, Inc.	4,013	1,033,628
Sensata Technologies Holding plc	34,958	1,411,604
Sunrun, Inc.*	21,798	523,588
Vertiv Holdings Co.	27,132	370,623

		32,436,910

Industrial Conglomerates (1.3%)
3M Co.	60,313	7,232,735
General Electric Co.	128,777	10,790,225
Honeywell International, Inc.	137,945	29,561,613

		47,584,573

Machinery (2.1%)
AGCO Corp.	5,719	793,168
Allison Transmission Holdings, Inc.	2,144	89,190
Caterpillar, Inc.	7,237	1,733,696
Crane Holdings Co.	4,993	501,547
Cummins, Inc.	14,966	3,626,112
Donaldson Co., Inc.	10,893	641,271
Dover Corp.	15,276	2,068,523
Esab Corp.	5,380	252,430
Flowserve Corp.	13,821	424,028
Fortive Corp.	38,090	2,447,283
Gates Industrial Corp. plc*	11,454	130,690
Graco, Inc.	5,594	376,252
IDEX Corp.	6,630	1,513,828
Illinois Tool Works, Inc.	30,676	6,757,923

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Ingersoll Rand, Inc.	43,130	$2,253,543
ITT, Inc.	8,862	718,708
Middleby Corp. (The)*	5,284	707,528
Nordson Corp.	4,710	1,119,661
Oshkosh Corp.	68,474	6,038,722
Otis Worldwide Corp.	55,281	4,329,055
PACCAR, Inc.	112,200	11,104,434
Parker-Hannifin Corp.	45,815	13,332,165
Pentair plc	17,466	785,621
Snap-on, Inc.	5,582	1,275,431
Stanley Black & Decker, Inc.	15,677	1,177,656
Timken Co. (The)	6,615	467,482
Westinghouse Air Brake Technologies Corp.#	19,219	1,918,248
Xylem, Inc.	99,149	10,962,905

		77,547,100

Marine (0.0%)†
Kirby Corp.*	6,336	407,722

Professional Services (0.5%)
CACI International, Inc., Class A*	2,459	739,151
Clarivate plc*	50,108	417,901
CoStar Group, Inc.*	35,758	2,763,378
Dun & Bradstreet Holdings, Inc.	26,688	327,195
Equifax, Inc.	30,147	5,859,371
FTI Consulting, Inc.*	2,075	329,510
Jacobs Solutions, Inc.	13,569	1,629,230
KBR, Inc.	5,180	273,504
Leidos Holdings, Inc.	14,461	1,521,153
ManpowerGroup, Inc.	5,459	454,243
Robert Half International, Inc.	29,875	2,205,671
Science Applications International Corp.	5,908	655,374
TransUnion	5,455	309,571

		17,485,252

Road & Rail (0.8%)
Avis Budget Group, Inc.*	3,157	517,527
Canadian National Railway Co.	17,523	2,083,134
CSX Corp.	219,566	6,802,155
Hertz Global Holdings, Inc.*	21,623	332,778
JB Hunt Transport Services, Inc.	965	168,257
Knight-Swift Transportation Holdings, Inc.	16,560	867,910
Landstar System, Inc.	418	68,092
Lyft, Inc., Class A*	49,089	540,961
Norfolk Southern Corp.	24,903	6,136,597
RXO, Inc.*	10,040	172,688
Ryder System, Inc.	5,247	438,492
Schneider National, Inc., Class B	5,733	134,152
Uber Technologies, Inc.*	26,905	665,361
U-Haul Holding Co. (x)	983	59,167
U-Haul Holding Co. (New York stock exchange)	8,847	486,408
Union Pacific Corp.	40,429	8,371,633
XPO, Inc.*	10,040	334,231

		28,179,543

Trading Companies & Distributors (0.2%)
Air Lease Corp.	11,027	423,657
Core & Main, Inc., Class A*	4,978	96,125
MSC Industrial Direct Co., Inc., Class A	4,904	400,657
SiteOne Landscape Supply, Inc.*	1,851	217,159
United Rentals, Inc.*	4,011	1,425,590
Univar Solutions, Inc.*	17,447	554,815
Watsco, Inc.	1,647	410,762
WESCO International, Inc.*	2,227	278,820
WW Grainger, Inc.	4,408	2,451,950

		6,259,535

Total Industrials		345,789,451

Information Technology (9.2%)
Communications Equipment (0.8%)
Ciena Corp.*	15,806	805,790
Cisco Systems, Inc.	441,883	21,051,306
F5, Inc.*	6,320	906,983
Juniper Networks, Inc.	33,925	1,084,243
Lumentum Holdings, Inc. (x)*	7,318	381,780
Motorola Solutions, Inc.	17,484	4,505,802
Ubiquiti, Inc. (x)	451	123,362
Viasat, Inc.*	7,627	241,395

		29,100,661

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	15,299	1,164,866
Arrow Electronics, Inc.*	23,229	2,429,057
Avnet, Inc.	9,985	415,176
Cognex Corp.	1,273	59,971
Coherent Corp.*	11,401	400,175
Corning, Inc.	75,443	2,409,649
IPG Photonics Corp.*	3,567	337,688
Jabil, Inc.	2,623	178,889
Keysight Technologies, Inc.*	1,408	240,867
Littelfuse, Inc.	2,566	565,033
National Instruments Corp.	12,077	445,641
TD SYNNEX Corp.	4,524	428,468
Teledyne Technologies, Inc.*	4,917	1,966,357
Trimble, Inc.*	26,510	1,340,346
Vontier Corp.	6,317	122,108
Zebra Technologies Corp., Class A*	3,232	828,717

		13,333,008

IT Services (1.7%)
Accenture plc, Class A	25,895	6,909,822
Affirm Holdings, Inc. (x)*	18,845	182,231
Akamai Technologies, Inc.*	16,625	1,401,487
Amdocs Ltd.	12,823	1,165,611
Automatic Data Processing, Inc.	3,639	869,212
Block, Inc., Class A*	56,100	3,525,324
Broadridge Financial Solutions, Inc.	1,140	152,908
Cognizant Technology Solutions Corp., Class A	55,266	3,160,663
Concentrix Corp.	4,582	610,139
DXC Technology Co.*	24,419	647,103
Euronet Worldwide, Inc.*	1,243	117,314
Fidelity National Information Services, Inc.	84,390	5,725,861
Fiserv, Inc.*	56,867	5,747,548
Genpact Ltd.	9,045	418,964
Global Payments, Inc.	29,208	2,900,939
GoDaddy, Inc., Class A*	14,320	1,071,422
International Business Machines Corp.	38,754	5,460,051
Kyndryl Holdings, Inc.*	21,479	238,846

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mastercard, Inc., Class A	10,037	$3,490,166
Okta, Inc.*	13,681	934,823
PayPal Holdings, Inc.*	127,781	9,100,563
Snowflake, Inc., Class A*	2,085	299,281
SS&C Technologies Holdings, Inc.	23,690	1,233,301
Twilio, Inc., Class A*	11,327	554,570
VeriSign, Inc.*	8,902	1,828,827
Visa, Inc., Class A	21,952	4,560,748
Western Union Co. (The)	116,576	1,605,252
WEX, Inc.*	1,292	211,436
Wix.com Ltd.*	1,265	97,190

		64,221,602

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	36,391	2,357,045
Analog Devices, Inc.	61,627	10,108,677
Applied Materials, Inc.	26,767	2,606,570
Broadcom, Inc.	3,376	1,887,623
Cirrus Logic, Inc.*	5,909	440,102
First Solar, Inc.*	11,278	1,689,332
GLOBALFOUNDRIES, Inc. (x)*	5,102	274,947
Intel Corp.	497,181	13,140,494
KLA Corp.	21,603	8,144,979
Lam Research Corp.	5,320	2,235,996
Marvell Technology, Inc.	90,120	3,338,045
Microchip Technology, Inc.	150,478	10,571,079
Micron Technology, Inc.	106,106	5,303,178
MKS Instruments, Inc.	6,082	515,328
NVIDIA Corp.	12,031	1,758,210
NXP Semiconductors NV	52,175	8,245,215
ON Semiconductor Corp.*	17,321	1,080,311
Qorvo, Inc.*	22,563	2,045,110
QUALCOMM, Inc.	76,166	8,373,690
Skyworks Solutions, Inc.	17,074	1,555,954
Teradyne, Inc.	1,546	135,043
Texas Instruments, Inc.	85,497	14,125,814
Wolfspeed, Inc.*	12,266	846,845

		100,779,587

Software (2.8%)
Adobe, Inc.*	32,933	11,082,942
ANSYS, Inc.*	41,190	9,951,092
Autodesk, Inc.*	42,693	7,978,041
Bill.com Holdings, Inc.*	10,358	1,128,608
Black Knight, Inc.*	14,880	918,840
CCC Intelligent Solutions Holdings, Inc.*	10,985	95,569
Ceridian HCM Holding, Inc.*	11,767	754,853
Coupa Software, Inc.*	3,546	280,737
Dolby Laboratories, Inc., Class A	6,477	456,888
DoubleVerify Holdings, Inc.*	874	19,193
Dropbox, Inc., Class A*	1,976	44,223
Gen Digital, Inc.	161,709	3,465,424
Guidewire Software, Inc.*	8,877	555,345
Informatica, Inc., Class A (x)*	3,193	52,014
Jamf Holding Corp.*	983	20,938
Manhattan Associates, Inc.*	2,551	309,691
Microsoft Corp.	150,341	36,054,779
nCino, Inc.*	5,928	156,736
NCR Corp.*	12,792	299,461
Nutanix, Inc., Class A*	10,887	283,606
Oracle Corp.	154,240	12,607,578
Paycor HCM, Inc.*	5,012	122,644
Procore Technologies, Inc.*	2,076	97,946
Roper Technologies, Inc.	11,216	4,846,321
Salesforce, Inc.*	80,393	10,659,308
SentinelOne, Inc., Class A*	5,829	85,045
Teradata Corp.*	4,975	167,458
Tyler Technologies, Inc.*	555	178,937
UiPath, Inc., Class A*	35,965	457,115
Unity Software, Inc. (x)*	7,440	212,710
VMware, Inc., Class A*	11,380	1,397,009
Zoom Video Communications, Inc., Class A*	13,300	900,942

		105,641,993

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	180,138	23,405,330
Dell Technologies, Inc., Class C	23,293	936,844
Hewlett Packard Enterprise Co.	137,903	2,200,932
HP, Inc.	80,860	2,172,708
Western Digital Corp.*	67,550	2,131,203

		30,847,017

Total Information Technology		343,923,868

Materials (3.9%)
Chemicals (2.7%)
Air Products and Chemicals, Inc.	23,527	7,252,433
Albemarle Corp.	6,027	1,307,015
Ashland, Inc.	5,377	578,189
Axalta Coating Systems Ltd.*	17,742	451,889
Celanese Corp.	11,497	1,175,453
Chemours Co. (The)	6,505	199,183
Corteva, Inc.	308,353	18,124,989
Dow, Inc.	76,327	3,846,118
DuPont de Nemours, Inc.	132,080	9,064,651
Eastman Chemical Co.	12,994	1,058,231
Ecolab, Inc.	49,975	7,274,361
Element Solutions, Inc.	24,252	441,144
FMC Corp.	8,799	1,098,115
Ginkgo Bioworks Holdings, Inc. (x)*	75,083	126,890
Huntsman Corp.	20,289	557,542
International Flavors & Fragrances, Inc.	41,507	4,351,594
Linde plc	42,182	13,758,925
LyondellBasell Industries NV, Class A	84,960	7,054,229
Mosaic Co. (The)	32,109	1,408,622
NewMarket Corp.	627	195,066
Olin Corp.	14,194	751,430
PPG Industries, Inc.	54,488	6,851,321
RPM International, Inc.	100,207	9,765,172
Scotts Miracle-Gro Co. (The)	2,819	136,975
Sherwin-Williams Co. (The)	17,904	4,249,156
Westlake Corp.	3,503	359,198

		101,437,891

Construction Materials (0.3%)
Eagle Materials, Inc.	674	89,541
Martin Marietta Materials, Inc.	33,042	11,167,205
Vulcan Materials Co.	7,197	1,260,266

		12,517,012

See Notes to Financial Statements.

1086

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
Amcor plc	159,251	$1,896,679
AptarGroup, Inc.	6,951	764,471
Ardagh Metal Packaging SA (x)	10,653	51,241
Avery Dennison Corp.	3,328	602,368
Ball Corp.	19,711	1,008,021
Berry Global Group, Inc.	6,872	415,275
Crown Holdings, Inc.	1,469	120,766
Graphic Packaging Holding Co.	7,434	165,406
International Paper Co.	38,379	1,329,065
Packaging Corp. of America	9,810	1,254,797
Silgan Holdings, Inc.	8,926	462,724
Sonoco Products Co.	10,329	627,074
Westrock Co.	26,905	945,980

		9,643,867

Metals & Mining (0.6%)
Alcoa Corp.	19,083	867,704
ATI, Inc.*	60,097	1,794,496
Cleveland-Cliffs, Inc.*	54,246	873,903
Freeport-McMoRan, Inc.	151,447	5,754,986
Newmont Corp.	84,401	3,983,727
Nucor Corp.	27,783	3,662,077
Reliance Steel & Aluminum Co.	6,368	1,289,138
Royal Gold, Inc.	6,504	733,131
Southern Copper Corp.	3,101	187,269
SSR Mining, Inc.	22,504	352,638
Steel Dynamics, Inc.	18,383	1,796,019
United States Steel Corp. (x)	24,951	625,023

		21,920,111

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	7,019	415,525

Total Materials		145,934,406

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	17,200	2,505,524
American Homes 4 Rent (REIT), Class A	32,198	970,448
American Tower Corp. (REIT)	11,489	2,434,060
Americold Realty Trust, Inc. (REIT)	49,562	1,403,100
Apartment Income REIT Corp. (REIT)	15,019	515,302
AvalonBay Communities, Inc. (REIT)	14,831	2,395,503
Boston Properties, Inc. (REIT)	16,638	1,124,396
Brixmor Property Group, Inc. (REIT)	31,662	717,778
Camden Property Trust (REIT)	10,081	1,127,862
Cousins Properties, Inc. (REIT)	16,031	405,424
Crown Castle, Inc. (REIT)	55,595	7,540,906
CubeSmart (REIT)	63,695	2,563,724
Digital Realty Trust, Inc. (REIT)	30,161	3,024,243
Douglas Emmett, Inc. (REIT)	17,941	281,315
EastGroup Properties, Inc. (REIT)	4,366	646,430
EPR Properties (REIT)	7,858	296,404
Equinix, Inc. (REIT)	2,375	1,555,696
Equity LifeStyle Properties, Inc. (REIT)	86,397	5,581,246
Equity Residential (REIT)	39,320	2,319,880
Essex Property Trust, Inc. (REIT)	6,900	1,462,248
Extra Space Storage, Inc. (REIT)	12,394	1,824,149
Federal Realty Investment Trust (REIT)	8,520	860,861
First Industrial Realty Trust, Inc. (REIT)	13,984	674,868
Gaming and Leisure Properties, Inc. (REIT)	25,919	1,350,121
Healthcare Realty Trust, Inc. (REIT)	40,248	775,579
Healthpeak Properties, Inc. (REIT)	57,249	1,435,232
Highwoods Properties, Inc. (REIT)	11,027	308,535
Host Hotels & Resorts, Inc. (REIT)	75,153	1,206,206
Hudson Pacific Properties, Inc. (REIT)	14,603	142,087
Invitation Homes, Inc. (REIT)	64,333	1,906,830
Iron Mountain, Inc. (REIT)	7,692	383,446
JBG SMITH Properties (REIT)	11,207	212,709
Kilroy Realty Corp. (REIT)	12,337	477,072
Kimco Realty Corp. (REIT)	64,120	1,358,062
Lamar Advertising Co. (REIT), Class A	1,101	103,934
Life Storage, Inc. (REIT)	8,930	879,605
Medical Properties Trust, Inc. (REIT) (x)	63,044	702,310
Mid-America Apartment Communities, Inc. (REIT)	12,189	1,913,551
National Retail Properties, Inc. (REIT)	18,623	852,188
National Storage Affiliates Trust (REIT)	9,011	325,477
Omega Healthcare Investors, Inc. (REIT) (x)	24,947	697,269
Park Hotels & Resorts, Inc. (REIT)	23,659	278,940
Prologis, Inc. (REIT)	128,437	14,478,703
Public Storage (REIT)	8,487	2,377,973
Rayonier, Inc. (REIT)	15,466	509,759
Realty Income Corp. (REIT)	65,625	4,162,594
Regency Centers Corp. (REIT)	18,191	1,136,937
Rexford Industrial Realty, Inc. (REIT)	18,176	993,137
SBA Communications Corp. (REIT)	8,742	2,450,470
Simon Property Group, Inc. (REIT)	17,839	2,095,726
SL Green Realty Corp. (REIT) (x)	6,795	229,127
Spirit Realty Capital, Inc. (REIT)	14,421	575,831
STORE Capital Corp. (REIT)	26,969	864,626
Sun Communities, Inc. (REIT)	18,833	2,693,119
UDR, Inc. (REIT)	34,372	1,331,228
Ventas, Inc. (REIT)	42,389	1,909,624
VICI Properties, Inc. (REIT)	168,688	5,465,491
Vornado Realty Trust (REIT)	18,729	389,750
Welltower, Inc. (REIT)	49,260	3,228,993
Weyerhaeuser Co. (REIT)	79,045	2,450,395
WP Carey, Inc. (REIT)	20,299	1,586,367

		106,470,370

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	17,419	1,340,566
Howard Hughes Corp. (The)*	3,888	297,121
Jones Lang LaSalle, Inc.*	5,067	807,528
Opendoor Technologies, Inc. (x)*	35,433	41,103
WeWork, Inc. (x)*	13,796	19,728
Zillow Group, Inc., Class A*	5,691	177,616
Zillow Group, Inc., Class C*	15,976	514,587

		3,198,249

Total Real Estate		109,668,619

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Utilities (4.4%)
Electric Utilities (2.9%)
Alliant Energy Corp.	26,613	$1,469,304
American Electric Power Co., Inc.	124,063	11,779,782
Avangrid, Inc. (x)	7,524	323,381
Constellation Energy Corp.	34,675	2,989,332
Duke Energy Corp.	159,526	16,429,583
Edison International	39,924	2,539,965
Entergy Corp.	21,555	2,424,937
Evergy, Inc.	23,602	1,485,274
Eversource Energy	36,594	3,068,041
Exelon Corp.	129,780	5,610,389
FirstEnergy Corp.	57,660	2,418,260
Hawaiian Electric Industries, Inc.	11,547	483,242
IDACORP, Inc.	5,342	576,135
NextEra Energy, Inc.	208,656	17,443,642
NRG Energy, Inc.	68,209	2,170,410
OGE Energy Corp.	21,198	838,381
PG&E Corp.*	164,703	2,678,071
Pinnacle West Capital Corp.	11,984	911,263
PPL Corp.	78,253	2,286,553
Southern Co. (The)	210,896	15,060,083
Xcel Energy, Inc.	222,969	15,632,357

		108,618,385

Gas Utilities (0.3%)
Atmos Energy Corp.	95,777	10,733,728
National Fuel Gas Co.	8,550	541,215
UGI Corp.	22,224	823,844

		12,098,787

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	58,083	1,670,467
Brookfield Renewable Corp.	13,555	373,305
Vistra Corp.	18,457	428,202

		2,471,974

Multi-Utilities (1.0%)
Ameren Corp.	52,609	4,677,992
CenterPoint Energy, Inc.	66,903	2,006,421
CMS Energy Corp.	30,741	1,946,828
Consolidated Edison, Inc.	37,685	3,591,757
Dominion Energy, Inc.	175,818	10,781,160
DTE Energy Co.	20,484	2,407,485
NiSource, Inc.	43,108	1,182,021
Public Service Enterprise Group, Inc.	52,875	3,239,651
Sempra Energy	33,423	5,165,191
WEC Energy Group, Inc.	33,511	3,141,991

		38,140,497

Water Utilities (0.1%)
American Water Works Co., Inc.	19,228	2,930,732
Essential Utilities, Inc.	24,566	1,172,535

		4,103,267

Total Utilities		165,432,910

Total Common Stocks (82.4%) (Cost $2,108,011,041)		3,071,094,178

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	305,063
iShares Morningstar Growth ETF	56,300	2,740,684
iShares Morningstar U.S. Equity ETF	5,416	285,098
iShares Morningstar Value ETF‡	1,129,310	71,406,272
iShares Russell 1000 ETF (x)	1,631	343,358
iShares Russell 1000 Value ETF (x)	455,188	69,029,260
iShares S&P 500 Value ETF (x)	214,891	31,174,237
SPDR Portfolio S&P 500 Growth ETF (x)	56,300	2,852,721
SPDR Portfolio S&P 500 Value ETF (x)	946,500	36,809,385
Vanguard Growth ETF	15,890	3,386,318
Vanguard Large-Cap ETF	1,464	255,029
Vanguard Russell 1000 Growth ETF (x)	50,000	2,756,000
Vanguard Russell 1000 Value (x)	691,600	46,046,728
Vanguard Value ETF (x)	483,601	67,883,072

Total Exchange Traded Funds (9.0%) (Cost $256,163,651)		335,273,225

SHORT-TERM INVESTMENTS:
Investment Companies (2.5%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	30,000,000	30,000,000
JPMorgan Prime Money Market Fund, IM Shares	62,690,792	62,722,137

Total Investment Companies		92,722,137

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $17,448,027, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $17,788,686. (xx)	$17,439,888	17,439,888
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $15,007,167, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $15,307,951. (xx)	15,000,000	15,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $17,014,710, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $18,510,085. (xx)	17,000,000	17,000,000

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $2,001,672, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $2,040,000. (xx)	$2,000,000	$2,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $10,004,889, collateralized by various Common Stocks; total market value $11,106,467. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		61,439,888

Total Short-Term Investments (4.1%) (Cost $154,134,947)		154,162,025

Total Investments in Securities (95.5%) (Cost $2,518,309,639)		3,560,529,428
Other Assets Less Liabilities (4.5%)		166,131,003

Net Assets (100%)		$3,726,660,431

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $31,161,965.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $92,985,291. This was collateralized by $3,872,636 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $91,439,888 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	39,719	1,470,271	95,784	(260,140)	37,413	(203,393)	1,139,935	32,030	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	1,129,310	84,863,976	2,685,577	(8,348,821)	12,952	(7,807,412)	71,406,272	1,737,800	—

Total		86,334,247	2,781,361	(8,608,961)	50,365	(8,010,805)	72,546,207	1,769,830	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,107	3/2023	USD	213,706,350	(7,566,071)
S&P Midcap 400 E-Mini Index	357	3/2023	USD	87,200,820	(2,561,936)

					(10,128,007)

See Notes to Financial Statements.

1089

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$188,477,371	$—	$—	$188,477,371
Consumer Discretionary	202,808,803	—	—	202,808,803
Consumer Staples	211,070,368	13,783,157	—	224,853,525
Energy	218,062,934	—	—	218,062,934
Financials	600,308,684	—	—	600,308,684
Health Care	524,434,909	1,398,698	—	525,833,607
Industrials	345,789,451	—	—	345,789,451
Information Technology	343,923,868	—	—	343,923,868
Materials	145,934,406	—	—	145,934,406
Real Estate	109,668,619	—	—	109,668,619
Utilities	165,432,910	—	—	165,432,910
Exchange Traded Funds	335,273,225	—	—	335,273,225
Short-Term Investments
Investment Companies	92,722,137	—	—	92,722,137
Repurchase Agreements	—	61,439,888	—	61,439,888

Total Assets	$3,483,907,685	$76,621,743	$—	$3,560,529,428

Liabilities:
Futures	$(10,128,007)	$—	$—	$(10,128,007)

Total Liabilities	$(10,128,007)	$—	$—	$(10,128,007)

Total	$3,473,779,678	$76,621,743	$—	$3,550,401,421

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(10,128,007	)*

Total		$(10,128,007)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(109,285,492)	$(109,285,492)

Total	$ (109,285,492)	$(109,285,492)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(16,360,365)	$(16,360,365)

Total	$ (16,360,365)	$(16,360,365)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $278,222,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$493,308,708
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,019,661,081

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,157,930,135
Aggregate gross unrealized depreciation	(201,673,517)

Net unrealized appreciation	$956,256,618

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,594,144,803

See Notes to Financial Statements.

1091

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $57,043,675)	$72,546,207
Unaffiliated Issuers (Cost $2,399,826,076)	3,426,543,333
Repurchase Agreements (Cost $61,439,888)	61,439,888
Cash	257,054,329
Dividends, interest and other receivables	4,366,721
Receivable for securities sold	689,872
Receivable for Portfolio shares sold	81,672
Securities lending income receivable	48,122
Other assets	194,608

Total assets	3,822,964,752

LIABILITIES
Payable for return of collateral on securities loaned	91,439,888
Investment management fees payable	1,476,577
Due to broker for futures variation margin	1,073,393
Payable for Portfolio shares redeemed	999,207
Distribution fees payable – Class IB	504,318
Administrative fees payable	418,130
Distribution fees payable – Class IA	213,808
Trustees’ fees payable	9,753
Accrued expenses	169,247

Total liabilities	96,304,321

NET ASSETS	$3,726,660,431

Net assets were comprised of:
Paid in capital	$2,890,165,904
Total distributable earnings (loss)	836,494,527

Net assets	$3,726,660,431

Class IA
Net asset value, offering and redemption price per share, $993,785,943 / 59,357,658 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.74

Class IB
Net asset value, offering and redemption price per share, $2,334,133,741 / 139,911,674 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.68

Class K
Net asset value, offering and redemption price per share, $398,740,747 / 23,798,196 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.76

(x)	Includes value of securities on loan of $92,985,291.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($1,769,830 of dividend income received from affiliates) (net of $156,864 foreign withholding tax)	$80,002,506
Interest	3,189,632
Securities lending (net)	442,891

Total income	83,635,029

EXPENSES
Investment management fees	18,600,810
Distribution fees – Class IB	6,407,695
Administrative fees	5,049,451
Distribution fees – Class IA	2,641,340
Custodian fees	257,800
Printing and mailing expenses	193,695
Professional fees	163,942
Trustees’ fees	133,480
Miscellaneous	116,640

Total expenses	33,564,853

NET INVESTMENT INCOME (LOSS)	50,070,176

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($50,365 realized gain (loss) from affiliates)	230,884,456
Futures contracts	(109,285,492)
Foreign currency transactions	(6,998)

Net realized gain (loss)	121,591,966

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(8,010,805) of change in unrealized appreciation (depreciation) from affiliates)	(696,958,626)
Futures contracts	(16,360,365)
Foreign currency translations	(4,120)

Net change in unrealized appreciation (depreciation)	(713,323,111)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(591,731,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(541,660,969)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$50,070,176	$43,550,730
Net realized gain (loss)	121,591,966	527,202,272
Net change in unrealized appreciation (depreciation)	(713,323,111)	463,660,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(541,660,969)	1,034,414,001

Distributions to shareholders:
Class IA	(52,037,714)	(133,163,359)
Class IB	(123,663,860)	(335,831,619)
Class K	(22,362,525)	(69,491,654)

Total distributions to shareholders	(198,064,099)	(538,486,632)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 502,564 and 552,069 shares, respectively ]	9,000,986	11,185,736
Capital shares issued in reinvestment of dividends and distributions [ 3,067,457 and 6,750,013 shares, respectively ]	52,037,714	133,163,359
Capital shares repurchased [ (4,333,625) and (4,499,254) shares, respectively ]	(77,860,980)	(92,170,921)

Total Class IA transactions	(16,822,280)	52,178,174

Class IB
Capital shares sold [ 1,461,424 and 1,234,664 shares, respectively ]	26,542,548	25,141,063
Capital shares issued in reinvestment of dividends and distributions [ 7,315,925 and 17,079,246 shares, respectively ]	123,663,860	335,831,619
Capital shares repurchased [ (19,876,304) and (19,896,411) shares, respectively ]	(356,889,762)	(406,568,752)

Total Class IB transactions	(206,683,354)	(45,596,070)

Class K
Capital shares sold [ 86,455 and 159,713 shares, respectively ]	1,592,631	3,261,822
Capital shares issued in reinvestment of dividends and distributions [ 1,316,435 and 3,520,062 shares, respectively ]	22,362,525	69,491,654
Capital shares repurchased [ (8,411,438) and (6,290,071) shares, respectively ]	(153,673,948)	(128,289,884)

Total Class K transactions	(129,718,792)	(55,536,408)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(353,224,426)	(48,954,304)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,092,949,494)	446,973,065
NET ASSETS:
Beginning of year	4,819,609,925	4,372,636,860

End of year	$3,726,660,431	$4,819,609,925

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.96	$18.00	$18.30	$15.80	$19.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.18	0.26	0.32	0.31
Net realized and unrealized gain (loss)	(2.53)	4.24	0.72	3.67	(2.13)

Total from investment operations	(2.31)	4.42	0.98	3.99	(1.82)

Less distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.27)	(0.36)	(0.48)
Distributions from net realized gains	(0.68)	(2.26)	(1.01)	(1.13)	(0.91)

Total dividends and distributions	(0.91)	(2.46)	(1.28)	(1.49)	(1.39)

Net asset value, end of year	$16.74	$19.96	$18.00	$18.30	$15.80

Total return	(11.60)%	24.84%	5.68%	25.45%	(9.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$993,786	$1,200,074	$1,031,911	$1,054,423	$912,284
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (f)	0.85%	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.20%	0.89%	1.54%	1.81%	1.64%
Before waivers (f)	1.20%	0.89%	1.54%	1.81%	1.64%
Portfolio turnover rate^	13%	25%	26%	20%	19%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.89	$17.95	$18.25	$15.76	$18.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.18	0.26	0.32	0.31
Net realized and unrealized gain (loss)	(2.51)	4.22	0.72	3.66	(2.12)

Total from investment operations	(2.30)	4.40	0.98	3.98	(1.81)

Less distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.27)	(0.36)	(0.48)
Distributions from net realized gains	(0.68)	(2.26)	(1.01)	(1.13)	(0.91)

Total dividends and distributions	(0.91)	(2.46)	(1.28)	(1.49)	(1.39)

Net asset value, end of year	$16.68	$19.89	$17.95	$18.25	$15.76

Total return	(11.59)%	24.80%	5.70%	25.46%	(9.94)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,334,134	$3,004,157	$2,738,938	$2,869,388	$72,578,700
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (f)	0.85%	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.19%	0.89%	1.54%	1.81%	1.64%
Before waivers (f)	1.19%	0.89%	1.54%	1.81%	1.63%
Portfolio turnover rate^	13%	25%	26%	20%	19%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$19.98	$18.01	$18.30	$15.80	$19.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.23	0.30	0.37	0.36
Net realized and unrealized gain (loss)	(2.52)	4.25	0.73	3.67	(2.13)

Total from investment operations	(2.26)	4.48	1.03	4.04	(1.77)

Less distributions:
Dividends from net investment income	(0.28)	(0.25)	(0.31)	(0.41)	(0.53)
Distributions from net realized gains	(0.68)	(2.26)	(1.01)	(1.13)	(0.91)

Total dividends and distributions	(0.96)	(2.51)	(1.32)	(1.54)	(1.44)

Net asset value, end of year	$16.76	$19.98	$18.01	$18.30	$15.80

Total return	(11.36)%	25.16%	5.98%	25.74%	(9.72)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$398,741	$615,379	$601,788	$590,317	$552,422
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.59%	0.60%	0.60%	0.59%
Before waivers (f)	0.60%	0.59%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.42%	1.14%	1.78%	2.05%	1.89%
Before waivers (f)	1.42%	1.14%	1.78%	2.05%	1.89%
Portfolio turnover rate^	13%	25%	26%	20%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Lazard Asset Management LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(14.89)%	1.01%
MSCI Emerging Markets (Net Dividends) IndexSM	(20.09)	2.04

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.89)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI Emerging Markets (Net Dividends) IndexSM, which returned (20.09)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The below stocks all added value from both a relative and absolute perspective.

•	BB Seguridade Participacoes SA, a Brazilian insurance company, reported good earnings and an improving outlook with higher interest rates and a normalization of pandemic related loss ratios.

•

Shares of Petroleo Brasileiro SA, a Brazilian energy company, and Galp Energia SGPS SA, a Portuguese energy company with global assets including in Latin America and Africa, both jumped as crude futures continued to rally.

•	Recent updates by Banco do Brasil SA, a Brazilian bank, demonstrated healthy loan growth and robust asset quality that looks favorable compared to its peers.

•	Shares of Bank Mandiri Persero Tbk. PT, an Indonesian bank, rose on the back of an improving outlook for growth and margin expansion.

•	Security selection in the Energy and Financials sectors and within China and Brazil added value from a relative perspective.

•	A higher-than-benchmark exposure to the Financials and Energy sectors and to Brazil, Indonesia and South Africa helped relative performance.

What hurt performance during the year:

•	The below stocks detracted from both absolute and relative performance.

•

Demand expectations for semiconductors were downgraded on the back of Chinese COVID-related lockdowns and rising concerns about a potential recession brought about by rising interest rates, which led to a sell-off in semiconductor related stocks including Samsung Electronics Co. Ltd. and SK Hynix, Inc. in Korea.

•

Russian stocks fell to a zero-valuation following their removal from the MSCI Emerging Markets Index. These included Sberbank of Russia PJSC, a bank, Mobile TeleSystems PJSC, a telecommunications services company, and LUKOIL PJSC, an energy company.

•	Security selection in the Communication Services sector and within Russia hurt relative performance.

•	A lower-than-benchmark exposure to India detracted from relative returns.

Portfolio Positioning and Outlook — Lazard Asset Management

For investors, the steep drop in equity markets overall in 2022 may raise the question of where to find value and long-term opportunity. We believe that emerging markets may be one of the most mispriced asset classes, with attractive valuations compared to historical levels.

Over the past 20 years, emerging markets equities have evolved, serving as a source of ever-changing investment opportunities. Liquidity has deepened, and investor interest has increased. Demographic trends and

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urbanization are supportive long-term tailwinds that can accelerate growth for the asset class; with a growing middle class comes a consumer that is younger, increasingly more educated, and a faster adopter of new technology, with constant changes in consumption patterns and preferences.

Although economic growth forecasts globally declined over 2022 due to the effects of the pandemic, the Russia-Ukraine war, and tighter financial conditions to combat inflation, emerging markets economies enjoy an economic growth premium over those of developed markets. There are reasons to expect even higher economic growth going forward: barring a major global recession, emerging markets are likely to enter a period of economic recovery beginning in 2023.

Much capital has left emerging markets in recent years, and many parts of the asset class are under-owned and attractively valued as a result. Overall, emerging markets equities are among these particularly attractively valued assets with high financial productivity (or return on equity, free cash flow yield, and dividend yield). A diverse opportunity set, numerous fundamental drivers, and persistent market inefficiencies make the asset class ripe for attractive returns through active management.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Financials	$93,813,660	26.1%
Information Technology	71,033,957	19.7
Consumer Discretionary	36,044,077	10.0
Energy	35,698,160	9.9
Materials	26,167,049	7.3
Consumer Staples	26,146,486	7.3
Communication Services	18,899,940	5.3
Health Care	14,158,405	3.9
Industrials	12,722,530	3.5
Real Estate	8,299,115	2.3
Utilities	6,373,993	1.8
Investment Company	3,541,709	1.0
Cash and Other	6,967,994	1.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

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EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,005.90	$6.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.35%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (10.9%)
Banco do Brasil SA	963,000	$6,334,578
BB Seguridade Participacoes SA	1,445,300	9,227,911
CCR SA	2,274,410	4,661,038
Engie Brasil Energia SA	417,800	2,997,540
Petroleo Brasileiro SA (ADR)	716,457	7,630,267
Vale SA (ADR)	318,918	5,412,039
Vibra Energia SA	995,000	2,930,489

		39,193,862

China (25.2%)
A-Living Smart City Services Co. Ltd., Class H (m)	2,572,000	3,100,721
Anhui Conch Cement Co. Ltd., Class H	1,369,374	4,789,463
China Construction Bank Corp., Class H	19,905,574	12,470,550
China Medical System Holdings Ltd.	2,195,000	3,453,305
China Merchants Bank Co. Ltd., Class H	826,281	4,620,767
China Shenhua Energy Co. Ltd., Class H	920,554	2,659,487
China Vanke Co. Ltd., Class H	2,568,089	5,198,394
ENN Natural Gas Co. Ltd., Class A	1,341,096	3,105,952
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,009,899	4,695,245
Hengan International Group Co. Ltd.	1,268,973	6,738,744
Huayu Automotive Systems Co. Ltd., Class A	1,767,596	4,406,467
Lenovo Group Ltd.	7,332,000	6,021,193
Midea Group Co. Ltd., Class A	428,800	3,195,167
Ping An Insurance Group Co. of China Ltd., Class H	1,261,000	8,344,253
Sinopharm Group Co. Ltd., Class H	3,059,031	7,775,487
Tingyi Cayman Islands Holding Corp.	3,128,000	5,522,275
Weichai Power Co. Ltd., Class H	3,566,906	4,789,112

		90,886,582

Czech Republic (0.1%)
CEZ A/S	7,939	270,501

Egypt (1.0%)
Commercial International Bank Egypt SAE (Registered) (GDR) (m)	3,039,006	3,628,573

Greece (1.1%)
OPAP SA	290,880	4,119,458

Hong Kong (1.1%)
ASMPT Ltd.	538,712	3,840,819

Hungary (2.4%)
MOL Hungarian Oil & Gas plc	370,721	2,586,119
OTP Bank Nyrt.	219,189	5,941,061

		8,527,180

India (6.6%)
Axis Bank Ltd.	316,939	3,577,201
Bajaj Auto Ltd.	67,761	2,961,769
Bharat Petroleum Corp. Ltd.	896,000	3,579,451
Indus Towers Ltd.	2,128,322	4,899,540
Petronet LNG Ltd.	1,484,425	3,865,821
UPL Ltd.	551,175	4,771,231

		23,655,013

Indonesia (4.1%)
Astra International Tbk. PT	8,433,196	3,087,793
Bank Mandiri Persero Tbk. PT	9,179,528	5,852,373
Telkom Indonesia Persero Tbk. PT (ADR)	158,108	3,770,876
United Tractors Tbk. PT	1,295,800	2,170,418

		14,881,460

Mexico (5.0%)
America Movil SAB de CV (ADR), Class L	205,062	3,732,128
Grupo Financiero Banorte SAB de CV, Class O	528,047	3,800,237
Grupo Mexico SAB de CV	878,754	3,098,063
Kimberly-Clark de Mexico SAB de CV, Class A	2,624,073	4,453,242
Ternium SA (ADR)	93,277	2,850,545

		17,934,215

Portugal (2.8%)
Galp Energia SGPS SA, Class B	740,580	9,996,626

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) (r)*	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (7.5%)
Anglo American plc	71,293	2,789,529
Bidvest Group Ltd. (The)	259,349	3,272,380
Life Healthcare Group Holdings Ltd.	2,948,921	2,929,613
Nedbank Group Ltd.	576,217	7,209,135
Sanlam Ltd.	1,117,869	3,205,331
Standard Bank Group Ltd.	444,389	4,388,378
Vodacom Group Ltd.	446,861	3,226,946

		27,021,312

South Korea (13.8%)
Coway Co. Ltd.*	88,381	3,926,303
Hyundai Mobis Co. Ltd.	24,934	3,979,954
KB Financial Group, Inc.	173,877	6,726,167
Kia Corp.*	58,047	2,741,432
KT Corp.*	121,946	3,270,450
KT&G Corp.*	47,948	3,472,645
Samsung Electronics Co. Ltd.	247,558	10,937,903
Shinhan Financial Group Co. Ltd.	203,997	5,714,873
SK Hynix, Inc.	146,114	8,800,231

		49,569,958

Taiwan (11.5%)
ASE Technology Holding Co. Ltd.	2,583,000	7,891,321
Globalwafers Co. Ltd.	202,000	2,809,618
Hon Hai Precision Industry Co. Ltd.	1,057,000	3,435,581
MediaTek, Inc.	210,000	4,270,306
Novatek Microelectronics Corp.	463,000	4,752,696
Quanta Computer, Inc.	2,355,000	5,539,734
Taiwan Semiconductor Manufacturing Co. Ltd.	707,429	10,322,979
Wiwynn Corp.	93,000	2,411,576

		41,433,811

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Thailand (2.3%)
Kasikornbank PCL	650,967	$2,772,272
PTT Exploration & Production PCL	629,900	3,209,971
Siam Cement PCL (The)	248,742	2,456,179

		8,438,422

United Kingdom (1.7%)
Unilever plc	118,783	5,959,580

Total Common Stocks (97.1%) (Cost $397,188,482)		349,357,372

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,539,939	3,541,709

Total Short-Term Investment (1.0%) (Cost $3,541,139)		3,541,709

Total Investments in Securities (98.1%) (Cost $400,729,621)		352,899,081
Other Assets Less Liabilities (1.9%)		6,967,994

Net Assets (100%)		$359,867,075

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $6,729,294 or 1.9% of net assets.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)(b)		Total
Assets:
Common Stocks
Brazil	$13,042,306	$26,151,556	$—		$39,193,862
China	—	90,886,582	—		90,886,582
Czech Republic	—	270,501	—		270,501
Egypt	—	3,628,573	—		3,628,573
Greece	—	4,119,458	—		4,119,458
Hong Kong	—	3,840,819	—		3,840,819
Hungary	—	8,527,180	—		8,527,180
India	—	23,655,013	—		23,655,013
Indonesia	3,770,876	11,110,584	—		14,881,460
Mexico	17,934,215	—	—		17,934,215
Portugal	—	9,996,626	—		9,996,626
Russia	—	—	—	(c)	—	(c)
South Africa	—	27,021,312	—		27,021,312
South Korea	—	49,569,958	—		49,569,958
Taiwan	—	41,433,811	—		41,433,811
Thailand	—	8,438,422	—		8,438,422
United Kingdom	—	5,959,580	—		5,959,580

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)(b)	Total
Short-Term Investment
Investment Company	$3,541,709	$—	$—	$3,541,709

Total Assets	$38,289,106	$314,609,975	$—	$352,899,081

Total Liabilities	$—	$—	$—	$—

Total	$38,289,106	$314,609,975	$—	$352,899,081

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(c)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(447)	$(447)

Total	$(447)	$(447)

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $508,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,190,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,639,901

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,551,644
Aggregate gross unrealized depreciation	(71,469,908)

Net unrealized depreciation	$(47,918,264)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$400,817,345

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $400,729,621)	$352,899,081
Cash	10,902,150
Dividends, interest and other receivables	1,714,653
Receivable for securities sold	145,614
Receivable for Portfolio shares sold	139,265
Securities lending income receivable	10,575
Other assets	4,722

Total assets	365,816,060

LIABILITIES
Foreign currency overdraft payable	4,784,688
Payable for securities purchased	444,201
Investment management fees payable	292,585
Accrued India taxes	179,448
Distribution fees payable – Class IB	76,660
Payable for Portfolio shares redeemed	63,871
Administrative fees payable	29,143
Accrued expenses	78,389

Total liabilities	5,948,985

NET ASSETS	$359,867,075

Net assets were comprised of:
Paid in capital	$417,013,667
Total distributable earnings (loss)	(57,146,592)

Net assets	$359,867,075

Class IB
Net asset value, offering and redemption price per share, $359,867,075 / 21,578,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.68

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $2,383,867 foreign withholding tax)	$22,423,593
Interest	121,601
Securities lending (net)	40,237

Total income	22,585,431

EXPENSES
Investment management fees	3,744,622
Distribution fees – Class IB	936,152
Administrative fees	347,129
Custodian fees	295,200
Professional fees	78,140
Printing and mailing expenses	23,506
Trustees’ fees	12,243
Miscellaneous	17,334

Gross expenses	5,454,326
Less: Waiver from investment manager	(403,119)

Net expenses	5,051,207

NET INVESTMENT INCOME (LOSS)	17,534,224

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $218,685 on realized gain on investments)	(9,485,304)
Forward foreign currency contracts	(447)
Foreign currency transactions	(94,004)

Net realized gain (loss)	(9,579,755)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(117,279) on unrealized depreciation on investments)	(70,997,970)
Foreign currency translations	7,346

Net change in unrealized appreciation (depreciation)	(70,990,624)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(80,570,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(63,036,155)

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,534,224	$11,968,079
Net realized gain (loss)	(9,579,755)	30,298,916
Net change in unrealized appreciation (depreciation)	(70,990,624)	(18,159,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(63,036,155)	24,107,119

Distributions to shareholders:
Class IB	(18,668,440)	(33,822,156)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,693,979 and 1,862,656 shares, respectively ]	30,932,102	41,997,172
Capital shares issued in reinvestment of dividends and distributions [ 1,117,555 and 1,653,206 shares, respectively ]	18,668,440	33,822,156
Capital shares repurchased [ (1,707,375) and (2,440,535) shares, respectively ]	(31,178,517)	(54,846,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,422,025	20,973,312

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,282,570)	11,258,275
NET ASSETS:
Beginning of year	423,149,645	411,891,370

End of year	$359,867,075	$423,149,645

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$20.67		$21.23		$22.00		$19.20		$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.85		0.63		0.42		0.46		0.02	(1)
Net realized and unrealized gain (loss)	(3.94)		0.60		(0.78)		3.13		(0.23)

Total from investment operations	(3.09)		1.23		(0.36)		3.59		(0.21)

Less distributions:
Dividends from net investment income	(0.76)		(0.61)		(0.34)		(0.55)		(0.03)
Distributions from net realized gains	(0.14)		(1.18)		(0.07)		(0.24)		—

Total dividends and distributions	(0.90)		(1.79)		(0.41)		(0.79)		(0.03)

Net asset value, end of period	$16.68		$20.67		$21.23		$22.00		$19.20

Total return (b)	(14.89)%		5.92%		(1.56)%		18.79%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$359,867		$423,150		$411,891		$420,324		$350,341
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35	%(j)	1.35	%(j)	1.37	%(k)	1.38	%(m)	1.37	%(m)
Before waivers (a)(f)	1.46%		1.47%		1.48%		1.50%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.69%		2.78%		2.28%		2.21%		0.59	%(aa)(l)
Before waivers (a)(f)	4.58%		2.66%		2.17%		2.08%		0.52	%(aa)(l)
Portfolio turnover rate^	20%		34%		36%		22%		0	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

1104

EQ/LONG-TERM BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(27.31)%	(20.99)%
Portfolio – Class K Shares*	(27.12)	(20.79)
Bloomberg U.S. Long Government/Credit Bond Index	(27.09)	(20.23)

* Date of inception 8/2/21. Returns for periods less than one year are not annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (27.31)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Long Government/Credit Bond Index, which returned (27.09)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overweight allocation to investment-grade corporates

•	Longer-than-benchmark duration exposure on the long end of the curve

What hurt performance during the year:

•	Overweight allocation to sovereigns

•	Security selection within investment-grade corporates and sovereigns

•	Duration positioning in the six- to 10-year part of the yield curve

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	22.79
Weighted Average Coupon (%)	3.71
Weighted Average Modified Duration (Years)*	14.36
Weighted Average Rating**	AA-

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	42.3%
Health Care	7.4
Communication Services	6.7
Utilities	6.3
Financials	6.3
Industrials	4.9
Information Technology	4.5
Consumer Staples	4.3
Energy	3.8
Foreign Government Securities	2.9
Municipal Bonds	2.6
Consumer Discretionary	2.4
Materials	2.0
Asset-Backed Securities	1.1
Real Estate	0.7
U.S. Government Agency Securities	0.6
Investment Companies	0.2
Supranational	0.1
Repurchase Agreement	0.1
Cash and Other	0.8

100.0%

1105

EQ/LONG-TERM BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$924.60	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31
Class K
Actual	1,000.00	925.90	1.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	2.04

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1106

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.1%)
American Airlines Pass-Through Trust,
Series 2021-1 A 2.875%, 7/11/34	$15,810,000	$12,656,224
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA 1.875%, 2/20/34	12,248,246	10,062,931

Total Asset-Backed Securities		22,719,155

Corporate Bonds (49.3%)
Communication Services (6.7%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc. 3.500%, 6/1/41	15,543,000	11,666,493
4.300%, 12/15/42	12,705,000	10,444,153
4.550%, 3/9/49	7,826,000	6,423,654
3.650%, 6/1/51	7,010,000	4,997,781
Bell Canada (The) 4.300%, 7/29/49	1,313,000	1,081,057
Telefonica Emisiones SA 7.045%, 6/20/36	8,883,000	9,177,963
4.895%, 3/6/48	640,000	494,460
TELUS Corp. 4.300%, 6/15/49	6,946,000	5,681,158
Verizon Communications, Inc. 3.400%, 3/22/41	3,712,000	2,819,838
3.700%, 3/22/61	5,355,000	3,756,633

		56,543,190

Entertainment (0.2%)
Activision Blizzard, Inc. 2.500%, 9/15/50	2,147,000	1,334,707
NBCUniversal Media LLC 6.400%, 4/30/40	242,000	266,506
Walt Disney Co. (The) 6.150%, 3/1/37	429,000	462,424
4.625%, 3/23/40	1,522,000	1,427,075

		3,490,712

Media (2.4%)
Charter Communications Operating LLC
6.384%, 10/23/35	4,984,000	4,814,644
3.500%, 6/1/41	5,360,000	3,510,800
6.484%, 10/23/45	3,149,000	2,855,513
5.375%, 5/1/47	3,959,000	3,092,493
3.900%, 6/1/52	615,000	390,525
3.950%, 6/30/62	1,493,000	883,707
Comcast Corp. 4.250%, 1/15/33	175,000	165,046
3.250%, 11/1/39	6,253,000	4,839,525
3.750%, 4/1/40	210,000	174,205
4.049%, 11/1/52	225,000	180,692
2.937%, 11/1/56	40,000	25,195
4.950%, 10/15/58	5,291,000	4,866,717
2.650%, 8/15/62	5,108,000	2,940,901
2.987%, 11/1/63	289,000	175,358
Discovery Communications LLC 5.200%, 9/20/47	978,000	733,451
Fox Corp. 5.476%, 1/25/39	2,722,000	2,490,669
5.576%, 1/25/49	2,219,000	1,998,358
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	$8,400,000	$7,719,919
Paramount Global 6.875%, 4/30/36	4,187,000	4,086,097
5.900%, 10/15/40	1,328,000	1,172,446
4.375%, 3/15/43	678,000	468,688
Time Warner Cable LLC 5.875%, 11/15/40	4,068,000	3,525,288
4.500%, 9/15/42	1,041,000	764,615

		51,874,852

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV 6.375%, 3/1/35	2,989,000	3,175,439
6.125%, 3/30/40	3,914,000	4,033,377
Rogers Communications, Inc. 5.450%, 10/1/43	1,064,000	958,167
5.000%, 3/15/44	3,712,000	3,195,616
T-Mobile USA, Inc. 4.500%, 4/15/50	8,235,000	6,774,580
3.600%, 11/15/60	1,969,000	1,316,082
Vodafone Group plc 6.250%, 11/30/32	258,000	270,862
6.150%, 2/27/37	10,509,000	10,659,901
4.250%, 9/17/50	2,709,000	2,084,577
5.125%, 6/19/59	1,140,000	980,778

		33,449,379

Total Communication Services		145,358,133

Consumer Discretionary (2.4%)
Auto Components (0.1%)
Aptiv plc 5.400%, 3/15/49	428,000	369,465
3.100%, 12/1/51	3,508,000	2,088,490

		2,457,955

Automobiles (0.3%)
General Motors Co. 6.600%, 4/1/36	3,313,000	3,240,278
5.150%, 4/1/38	1,991,000	1,727,007
5.200%, 4/1/45	1,110,000	903,538

		5,870,823

Hotels, Restaurants & Leisure (0.0%)†
McDonald’s Corp. 4.875%, 12/9/45	86,000	80,142
4.450%, 3/1/47	30,000	26,243
4.450%, 9/1/48	430,000	380,018
3.625%, 9/1/49	67,000	51,531
Starbucks Corp. 4.500%, 11/15/48	161,000	139,271

		677,205

Household Durables (0.1%)
M.D.C. Holdings, Inc. 6.000%, 1/15/43	2,605,000	2,126,331

Internet & Direct Marketing Retail (0.9%)
Alibaba Group Holding Ltd. 4.000%, 12/6/37	8,295,000	6,910,150
3.150%, 2/9/51	200,000	124,444
Amazon.com, Inc. 4.800%, 12/5/34	413,000	413,813

See Notes to Financial Statements.

1107

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.875%, 8/22/37	$322,000	$286,648
4.950%, 12/5/44 (x)	1,106,000	1,097,768
4.050%, 8/22/47	1,820,000	1,580,506
3.250%, 5/12/61	541,000	377,174
eBay, Inc. 4.000%, 7/15/42 (x)	4,984,000	3,955,423
3.650%, 5/10/51	6,826,000	4,898,194

		19,644,120

Multiline Retail (0.4%)
Dollar Tree, Inc. 3.375%, 12/1/51	5,866,000	3,999,633
Target Corp. 7.000%, 1/15/38	2,991,000	3,531,776
3.625%, 4/15/46	1,628,000	1,296,793

		8,828,202

Specialty Retail (0.4%)
Home Depot, Inc. (The) 5.875%, 12/16/36	372,000	399,091
5.950%, 4/1/41	199,000	217,694
4.250%, 4/1/46	1,522,000	1,333,383
Lowe’s Cos., Inc. 4.050%, 5/3/47	124,000	98,179
3.000%, 10/15/50	394,000	255,715
TJX Cos., Inc. (The) 4.500%, 4/15/50	8,008,000	7,247,008

		9,551,070

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc. 3.250%, 3/27/40	2,736,000	2,229,654
3.875%, 11/1/45	1,462,000	1,267,186

		3,496,840

Total Consumer Discretionary		52,652,546

Consumer Staples (4.3%)
Beverages (2.0%)
Anheuser-Busch Cos. LLC 4.700%, 2/1/36	367,000	347,166
4.900%, 2/1/46	9,962,000	9,104,372
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	162,703
4.350%, 6/1/40	13,250,000	11,779,972
5.550%, 1/23/49	4,035,000	4,044,729
5.800%, 1/23/59	819,000	852,945
Coca-Cola Co. (The) 2.875%, 5/5/41	755,000	584,055
4.200%, 3/25/50	3,053,000	2,818,835
2.750%, 6/1/60	1,068,000	719,384
Diageo Capital plc 5.875%, 9/30/36	727,000	768,308
3.875%, 4/29/43	922,000	766,135
Fomento Economico Mexicano SAB de CV 3.500%, 1/16/50	1,774,000	1,228,052
Molson Coors Beverage Co. 5.000%, 5/1/42	10,206,000	9,115,479
PepsiCo, Inc. 3.450%, 10/6/46	719,000	580,346

		42,872,481

Food & Staples Retailing (0.2%)
Kroger Co. (The) 5.150%, 8/1/43	141,000	130,767
Sysco Corp. 6.600%, 4/1/40	1,713,000	1,834,334
Walgreens Boots Alliance, Inc. 4.100%, 4/15/50	2,896,000	2,129,987
Walmart, Inc. 5.250%, 9/1/35	469,000	491,452
4.050%, 6/29/48	609,000	546,210

		5,132,750

Food Products (1.0%)
Archer-Daniels-Midland Co. 4.535%, 3/26/42	3,129,000	2,795,060
4.500%, 3/15/49	1,957,000	1,806,246
Conagra Brands, Inc. 5.400%, 11/1/48	10,853,000	10,053,362
General Mills, Inc. 5.400%, 6/15/40	147,000	145,587
4.700%, 4/17/48	390,000	348,508
Mead Johnson Nutrition Co. 4.600%, 6/1/44	755,000	682,769
Tyson Foods, Inc. 4.550%, 6/2/47	3,434,000	2,972,764
5.100%, 9/28/48	3,472,000	3,244,595

		22,048,891

Household Products (0.6%)
Colgate-Palmolive Co. 4.000%, 8/15/45	3,777,000	3,390,370
3.700%, 8/1/47	4,854,000	4,181,366
Kimberly-Clark Corp. 6.625%, 8/1/37	2,025,000	2,331,394
Procter & Gamble Co. (The) 3.600%, 3/25/50	2,515,000	2,101,927

		12,005,057

Tobacco (0.5%)
Altria Group, Inc. 2.450%, 2/4/32	147,000	111,579
3.875%, 9/16/46	849,000	571,948
5.950%, 2/14/49	3,077,000	2,768,866
Philip Morris International, Inc. 6.375%, 5/16/38	6,759,000	7,152,975
4.250%, 11/10/44	623,000	504,469

		11,109,837

Total Consumer Staples		93,169,016

Energy (3.8%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC 4.080%, 12/15/47	1,216,000	961,960
NOV, Inc. 3.950%, 12/1/42	357,000	249,422

		1,211,382

Oil, Gas & Consumable Fuels (3.8%)
BP Capital Markets America, Inc. 2.939%, 6/4/51	2,365,000	1,572,564
Cenovus Energy, Inc. 6.800%, 9/15/37	9,509,000	9,805,263
5.400%, 6/15/47	477,000	432,488

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Chevron Corp. 3.078%, 5/11/50	$2,891,000	$2,101,192
ConocoPhillips 5.900%, 10/15/32	314,000	336,201
ConocoPhillips Co. 4.025%, 3/15/62	1,298,000	1,039,860
Devon Energy Corp. 5.600%, 7/15/41	44,000	41,363
Diamondback Energy, Inc. 4.400%, 3/24/51	2,455,000	1,884,782
Enbridge, Inc. 4.500%, 6/10/44	7,465,000	6,182,170
Energy Transfer LP 5.000%, 5/15/44 (e)	69,000	56,883
6.125%, 12/15/45	37,000	34,498
5.300%, 4/15/47	538,000	453,760
5.400%, 10/1/47	352,000	296,814
Enterprise Products Operating LLC 6.125%, 10/15/39	6,522,000	6,742,483
3.300%, 2/15/53	4,553,000	3,081,021
EOG Resources, Inc. 4.950%, 4/15/50	2,348,000	2,258,784
Exxon Mobil Corp. 4.227%, 3/19/40	2,176,000	1,970,168
4.327%, 3/19/50	4,865,000	4,293,516
Kinder Morgan, Inc. 3.250%, 8/1/50	957,000	622,023
Marathon Oil Corp. 6.600%, 10/1/37	1,319,000	1,325,372
5.200%, 6/1/45	890,000	769,813
Marathon Petroleum Corp. 6.500%, 3/1/41	268,000	277,814
4.750%, 9/15/44	1,055,000	886,382
5.000%, 9/15/54	2,494,000	2,092,162
MPLX LP 4.500%, 4/15/38	2,448,000	2,078,110
5.200%, 3/1/47	1,639,000	1,398,269
5.500%, 2/15/49	880,000	780,877
ONEOK Partners LP 6.125%, 2/1/41	86,000	81,494
ONEOK, Inc. 7.150%, 1/15/51	2,557,000	2,590,291
Phillips 66 4.650%, 11/15/34	258,000	241,904
5.875%, 5/1/42	1,742,000	1,798,798
Plains All American Pipeline LP 4.900%, 2/15/45	8,238,000	6,446,435
Targa Resources Corp. 4.200%, 2/1/33	4,823,000	4,152,897
TransCanada PipeLines Ltd. 5.000%, 10/16/43	567,000	504,671
5.100%, 3/15/49	4,563,000	4,179,737
Transcontinental Gas Pipe Line Co. LLC 4.600%, 3/15/48	2,340,000	1,980,696
Valero Energy Corp. 6.625%, 6/15/37	1,214,000	1,291,471
Williams Cos., Inc. (The) 8.750%, 3/15/32 (e)	285,000	337,589
6.300%, 4/15/40	3,874,000	3,994,989
5.100%, 9/15/45	1,435,000	1,258,812

		81,674,416

Total Energy		82,885,798

Financials (6.3%)
Banks (3.6%)
Bank of America Corp. (ICE LIBOR USD 3 Month + 1.81%), 4.244%, 4/24/38 (k)	1,495,000	1,269,200
5.875%, 2/7/42	12,210,000	12,519,015
(ICE LIBOR USD 3 Month + 1.99%), 4.443%, 1/20/48 (k)	3,129,000	2,660,263
(ICE LIBOR USD 3 Month + 1.52%), 4.330%, 3/15/50 (k)	152,000	126,149
(SOFR + 1.56%), 2.972%, 7/21/52 (k)	7,068,000	4,522,728
Citigroup, Inc. 6.125%, 8/25/36	2,750,000	2,761,867
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	6,496,000	6,226,706
5.875%, 1/30/42	980,000	988,814
(ICE LIBOR USD 3 Month + 1.84%), 4.281%, 4/24/48 (k)(x)	418,000	343,217
Cooperatieve Rabobank UA 5.250%, 5/24/41	396,000	404,342
5.250%, 8/4/45	6,825,000	6,230,570
Fifth Third Bancorp 8.250%, 3/1/38	5,188,000	6,466,071
HSBC Bank USA NA 7.000%, 1/15/39	7,457,000	8,092,336
HSBC Holdings plc 6.800%, 6/1/38	267,000	264,785
6.100%, 1/14/42	3,557,000	3,698,968
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38 (k)	159,000	132,088
5.400%, 1/6/42	163,000	160,979
(SOFR + 1.46%), 3.157%, 4/22/42 (k)	70,000	51,252
5.625%, 8/16/43	7,704,000	7,540,702
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	27,603
(Zero Coupon), 6/29/37	135,000	73,546
Mitsubishi UFJ Financial Group, Inc. 4.153%, 3/7/39	7,707,000	6,594,878
Sumitomo Mitsui Financial Group, Inc. 2.930%, 9/17/41	212,000	143,354
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	4,004,000	2,854,157
5.606%, 1/15/44	151,000	145,581
3.900%, 5/1/45	408,000	313,995
(SOFR + 4.50%), 5.013%, 4/4/51 (k)	3,823,000	3,389,923

		78,003,089

Capital Markets (0.9%)
Brookfield Finance I UK plc 2.340%, 1/30/32	333,000	255,046
Brookfield Finance, Inc. 3.500%, 3/30/51	1,221,000	783,637

See Notes to Financial Statements.

1109

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Credit Suisse Group AG 4.875%, 5/15/45	$919,000	$633,166
Goldman Sachs Group, Inc. (The) 6.750%, 10/1/37	130,000	138,686
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	178,000	122,098
4.800%, 7/8/44	887,000	788,545
Intercontinental Exchange, Inc. 4.250%, 9/21/48	5,452,000	4,604,265
Moody’s Corp. 5.250%, 7/15/44	55,000	53,371
4.875%, 12/17/48	6,262,000	5,619,267
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	3,812,550
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	69,428
Raymond James Financial, Inc. 4.950%, 7/15/46	1,631,000	1,480,999

		18,361,058

Consumer Finance (0.1%)
AerCap Ireland Capital DAC 3.850%, 10/29/41	3,271,000	2,313,289

Diversified Financial Services (0.2%)
National Rural Utilities Cooperative Finance Corp. 8.000%, 3/1/32	13,000	15,315
4.300%, 3/15/49 (x)	5,268,000	4,400,801
Shell International Finance BV 4.125%, 5/11/35	222,000	205,660
4.000%, 5/10/46	820,000	679,846

		5,301,622

Insurance (1.5%)
Alleghany Corp. 3.250%, 8/15/51	850,000	600,445
Allstate Corp. (The) 4.200%, 12/15/46	1,154,000	958,007
3.850%, 8/10/49	2,664,000	2,080,776
American International Group, Inc. 4.800%, 7/10/45	2,020,000	1,813,186
Aon Corp. 2.900%, 8/23/51	930,000	589,888
Aon Global Ltd. 4.750%, 5/15/45	846,000	737,724
Brighthouse Financial, Inc. 4.700%, 6/22/47	1,708,000	1,257,025
Chubb Corp. (The) 6.000%, 5/11/37	6,118,000	6,526,986
Chubb INA Holdings, Inc. 4.350%, 11/3/45	6,282,000	5,457,665
Fidelity National Financial, Inc. 3.200%, 9/17/51	4,340,000	2,540,102
Hartford Financial Services Group, Inc. (The) 2.900%, 9/15/51	166,000	105,762
Marsh & McLennan Cos., Inc. 5.875%, 8/1/33	11,000	11,491
4.900%, 3/15/49	23,000	21,299
MetLife, Inc. 5.700%, 6/15/35	126,000	131,987
6.400%, 12/15/36	170,000	163,200
10.750%, 8/1/39	175,000	231,000
4.875%, 11/13/43	686,000	643,168
Progressive Corp. (The) 4.125%, 4/15/47	832,000	701,092
3.950%, 3/26/50	691,000	557,990
Prudential Financial, Inc. 4.600%, 5/15/44 (x)	1,333,000	1,194,652
3.935%, 12/7/49	6,605,000	5,214,468
Travelers Cos., Inc. (The) 6.250%, 6/15/37	94,000	101,239
3.750%, 5/15/46	871,000	677,390
4.000%, 5/30/47	174,000	140,301
2.550%, 4/27/50	172,000	106,594

		32,563,437

Total Financials		136,542,495

Health Care (7.4%)
Biotechnology (1.5%)
AbbVie, Inc. 4.500%, 5/14/35	433,000	404,202
4.050%, 11/21/39	6,970,000	5,978,618
4.400%, 11/6/42	31,000	27,163
4.450%, 5/14/46	297,000	258,642
4.875%, 11/14/48	4,529,000	4,147,886
Amgen, Inc. 2.000%, 1/15/32	145,000	113,180
2.800%, 8/15/41	8,878,000	6,208,376
5.150%, 11/15/41	1,089,000	1,025,518
4.563%, 6/15/48	589,000	510,822
2.770%, 9/1/53	11,390,000	6,970,769
Baxalta, Inc. 5.250%, 6/23/45	2,075,000	1,978,684
Biogen, Inc. 5.200%, 9/15/45	2,833,000	2,651,588
3.150%, 5/1/50	1,279,000	849,506
Gilead Sciences, Inc. 5.650%, 12/1/41	1,510,000	1,552,540
4.150%, 3/1/47	804,000	673,791

		33,351,285

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories 4.750%, 11/30/36	2,206,000	2,188,552
6.150%, 11/30/37	470,000	527,438
4.750%, 4/15/43	150,000	144,209
Baxter International, Inc. 3.132%, 12/1/51	1,402,000	917,819
Becton Dickinson and Co. 4.669%, 6/6/47	145,000	129,230
Boston Scientific Corp. 4.700%, 3/1/49	4,319,000	3,913,449
Koninklijke Philips NV 5.000%, 3/15/42	87,000	76,558
Medtronic, Inc. 4.625%, 3/15/45	1,529,000	1,429,966
Stryker Corp. 4.375%, 5/15/44	157,000	134,670
4.625%, 3/15/46	144,000	127,381

		9,589,272

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp. 4.300%, 12/15/47	1,551,000	1,299,602
Banner Health 2.907%, 1/1/42	5,162,000	3,802,446

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Baylor Scott & White Holdings Series 2021 2.839%, 11/15/50	$1,487,000	$966,498
Cardinal Health, Inc. 4.368%, 6/15/47	1,086,000	858,789
Children’s Health System of Texas 2.511%, 8/15/50	2,010,000	1,213,646
Cigna Corp. 3.200%, 3/15/40	7,987,000	6,097,053
6.125%, 11/15/41	261,000	274,441
4.800%, 7/15/46	1,279,000	1,161,289
CommonSpirit Health 3.910%, 10/1/50	1,192,000	889,359
CVS Health Corp. 4.780%, 3/25/38	480,000	438,150
2.700%, 8/21/40	219,000	150,414
5.125%, 7/20/45	1,135,000	1,038,475
5.050%, 3/25/48	10,191,000	9,158,958
Elevance Health, Inc. 4.650%, 1/15/43	1,627,000	1,483,176
3.125%, 5/15/50	3,631,000	2,512,218
3.600%, 3/15/51	1,927,000	1,465,919
HCA, Inc. 5.500%, 6/15/47	186,000	166,237
3.500%, 7/15/51	419,000	272,786
Humana, Inc. 4.950%, 10/1/44	909,000	828,568
Kaiser Foundation Hospitals Series 2021 3.002%, 6/1/51	4,580,000	3,088,103
Laboratory Corp. of America Holdings 4.700%, 2/1/45 (x)	1,058,000	914,567
Mass General Brigham, Inc. Series 2020 3.342%, 7/1/60	4,928,000	3,297,662
Memorial Sloan-Kettering Cancer Center Series 2020 2.955%, 1/1/50	656,000	432,115
Providence St Joseph Health Obligated Group Series 21A 2.700%, 10/1/51	4,788,000	2,823,694
Rady Children’s Hospital-San Diego Series 21A 3.154%, 8/15/51	964,000	640,657
Sutter Health Series 20A 3.161%, 8/15/40	679,000	508,978
3.361%, 8/15/50	2,003,000	1,402,014
UnitedHealth Group, Inc. 6.625%, 11/15/37	469,000	524,693
4.750%, 7/15/45	3,023,000	2,868,227
4.250%, 4/15/47	96,000	83,833
3.875%, 8/15/59	12,294,000	9,719,417
Yale-New Haven Health Services Corp. Series 2020 2.496%, 7/1/50	1,023,000	606,942

		60,988,926

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,863,799

Pharmaceuticals (2.5%)
AstraZeneca plc 4.000%, 9/18/42	9,162,000	7,973,599
4.375%, 11/16/45	1,084,000	974,793
4.375%, 8/17/48	5,814,000	5,213,139
Eli Lilly and Co. 4.150%, 3/15/59	673,000	595,886
GlaxoSmithKline Capital, Inc. 6.375%, 5/15/38	6,400,000	7,205,887
4.200%, 3/18/43	1,011,000	884,730
Johnson & Johnson 5.950%, 8/15/37	2,045,000	2,290,542
3.700%, 3/1/46	6,183,000	5,236,613
3.750%, 3/3/47	1,568,000	1,329,560
3.500%, 1/15/48	2,062,000	1,707,521
Merck & Co., Inc. 4.150%, 5/18/43	232,000	206,806
4.000%, 3/7/49	3,847,000	3,307,712
Novartis Capital Corp. 4.000%, 11/20/45	1,425,000	1,250,388
Pfizer, Inc. 3.900%, 3/15/39	33,000	29,317
7.200%, 3/15/39	9,451,000	11,518,690
4.300%, 6/15/43	179,000	165,092
4.125%, 12/15/46	227,000	202,003
4.200%, 9/15/48	3,343,000	3,001,975
Takeda Pharmaceutical Co. Ltd. 3.025%, 7/9/40	1,881,000	1,382,933

		54,477,186

Total Health Care		160,270,468

Industrials (4.9%)
Aerospace & Defense (1.5%)
Boeing Co. (The) 5.705%, 5/1/40	3,793,000	3,635,307
3.850%, 11/1/48	38,000	26,487
5.805%, 5/1/50	11,061,000	10,388,637
5.930%, 5/1/60	762,000	701,036
General Dynamics Corp. 4.250%, 4/1/40	3,172,000	2,910,757
L3Harris Technologies, Inc. 5.054%, 4/27/45	896,000	813,274
Northrop Grumman Corp. 5.150%, 5/1/40	1,393,000	1,365,377
4.750%, 6/1/43	402,000	374,324
5.250%, 5/1/50	12,515,000	12,438,540
Raytheon Technologies Corp. 4.350%, 4/15/47	298,000	256,936

		32,910,675

Air Freight & Logistics (0.2%)
FedEx Corp. 3.900%, 2/1/35	65,000	55,563
United Parcel Service, Inc. 6.200%, 1/15/38	113,000	124,608
3.400%, 9/1/49	5,684,000	4,392,870

		4,573,041

Building Products (0.0%)†
Johnson Controls International plc 6.000%, 1/15/36	596,000	622,489

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.6%)
California Endowment (The) Series 2021 2.498%, 4/1/51	$4,287,000	$2,677,175
Ford Foundation (The)
Series 2020 2.815%, 6/1/70	3,280,000	1,952,284
Republic Services, Inc. 3.050%, 3/1/50	1,435,000	1,003,065
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50	5,726,000	3,670,860
Waste Connections, Inc. 2.950%, 1/15/52	3,981,000	2,632,830
Waste Management, Inc. 2.500%, 11/15/50	1,480,000	931,393

		12,867,607

Electrical Equipment (0.2%)
Eaton Corp. 4.000%, 11/2/32	63,000	58,351
4.150%, 11/2/42	750,000	644,404
3.915%, 9/15/47	329,000	269,688
Rockwell Automation, Inc. 4.200%, 3/1/49	2,973,000	2,557,214

		3,529,657

Industrial Conglomerates (0.4%)
3M Co. 4.000%, 9/14/48 (x)	31,000	24,486
3.250%, 8/26/49 (x)	3,076,000	2,160,588
Honeywell International, Inc. 3.812%, 11/21/47	3,876,000	3,247,746
2.800%, 6/1/50	2,915,000	2,097,880

		7,530,700

Machinery (0.4%)
Caterpillar, Inc. 5.200%, 5/27/41	28,000	28,545
3.803%, 8/15/42	522,000	448,794
4.750%, 5/15/64	522,000	499,079
Deere & Co. 3.900%, 6/9/42	503,000	448,423
2.875%, 9/7/49	804,000	581,018
3.750%, 4/15/50 (x)	665,000	568,215
Parker-Hannifin Corp. 4.000%, 6/14/49	7,155,000	5,700,251
Stanley Black & Decker, Inc. 2.750%, 11/15/50	2,206,000	1,361,373

		9,635,698

Road & Rail (1.6%)
Burlington Northern Santa Fe LLC 4.400%, 3/15/42	92,000	82,675
4.700%, 9/1/45	2,771,000	2,568,165
4.125%, 6/15/47	539,000	459,191
Canadian National Railway Co. 3.650%, 2/3/48	264,000	213,628
Canadian Pacific Railway Co. 5.950%, 5/15/37	1,323,000	1,381,889
6.125%, 9/15/15	1,880,000	1,911,815
CSX Corp. 6.150%, 5/1/37	32,000	34,380
4.100%, 3/15/44	32,000	27,085
4.750%, 11/15/48	4,706,000	4,311,415
Norfolk Southern Corp. 4.837%, 10/1/41	219,000	202,469
3.942%, 11/1/47	4,126,000	3,346,316
4.050%, 8/15/52 (x)	815,000	661,290
3.155%, 5/15/55	186,000	124,736
Union Pacific Corp. 3.200%, 5/20/41	6,855,000	5,399,580
3.750%, 2/5/70	7,186,000	5,299,863
3.799%, 4/6/71	10,842,000	8,043,231

		34,067,728

Total Industrials		105,737,595

Information Technology (4.5%)
Communications Equipment (0.0%)†
Cisco Systems, Inc. 5.500%, 1/15/40	30,000	31,473

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc. 4.750%, 3/15/42	81,000	72,379
5.350%, 11/15/48	5,255,000	4,938,476

		5,010,855

IT Services (1.0%)
Fiserv, Inc. 4.400%, 7/1/49	6,062,000	4,954,305
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	5,249,922
2.850%, 5/15/40	11,075,000	8,054,037
4.700%, 2/19/46	319,000	284,587
Mastercard, Inc. 3.950%, 2/26/48	493,000	426,204
3.650%, 6/1/49	64,000	52,283
Visa, Inc. 3.650%, 9/15/47	3,769,000	3,101,957

		22,123,295

Semiconductors & Semiconductor Equipment (2.4%)
Applied Materials, Inc. 5.850%, 6/15/41	1,103,000	1,212,823
4.350%, 4/1/47	2,900,000	2,632,131
2.750%, 6/1/50	3,128,000	2,162,722
Broadcom, Inc. 3.187%, 11/15/36§	10,922,000	7,958,983
3.500%, 2/15/41§	806,000	581,225
3.750%, 2/15/51 (x)§	7,861,000	5,528,034
Intel Corp. 4.600%, 3/25/40 (x)	8,955,000	8,208,341
4.800%, 10/1/41	87,000	80,733
4.100%, 5/19/46	1,032,000	838,247
4.100%, 5/11/47	229,000	187,256
4.750%, 3/25/50 (x)	4,561,000	3,998,070
KLA Corp. 5.000%, 3/15/49	8,644,000	8,170,811
NVIDIA Corp. 3.700%, 4/1/60	3,562,000	2,666,516
NXP BV 3.250%, 5/11/41	1,943,000	1,344,677
QUALCOMM, Inc. 4.800%, 5/20/45	1,201,000	1,132,381
4.300%, 5/20/47	321,000	279,240

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Texas Instruments, Inc. 4.150%, 5/15/48	$406,000	$362,473
TSMC Arizona Corp. 3.250%, 10/25/51 (x)	4,863,000	3,519,596

		50,864,259

Software (0.6%)
Microsoft Corp. 3.500%, 2/12/35	141,000	127,859
3.450%, 8/8/36	65,000	57,888
4.450%, 11/3/45	925,000	882,064
3.700%, 8/8/46	997,000	855,471
3.950%, 8/8/56	4,796,000	4,096,439
3.041%, 3/17/62	70,000	48,801
Oracle Corp. 4.300%, 7/8/34	145,000	127,955
3.900%, 5/15/35	215,000	179,847
6.500%, 4/15/38	346,000	360,781
3.600%, 4/1/40	6,377,000	4,748,486
4.500%, 7/8/44	571,000	461,410
3.950%, 3/25/51	2,184,000	1,580,175
4.375%, 5/15/55	305,000	232,737

		13,759,913

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc. 4.500%, 2/23/36	439,000	436,097
4.250%, 2/9/47	30,000	27,892
2.850%, 8/5/61	884,000	579,958
Dell International LLC 8.100%, 7/15/36	2,458,000	2,775,235
8.350%, 7/15/46	584,000	668,948
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (e)	888,000	889,365

		5,377,495

Total Information Technology		97,167,290

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc. 2.700%, 5/15/40	1,383,000	1,039,890
Dow Chemical Co. (The) 9.400%, 5/15/39	4,030,000	5,345,596
5.550%, 11/30/48	8,251,000	7,803,493
DuPont de Nemours, Inc. 5.319%, 11/15/38	4,616,000	4,482,373
5.419%, 11/15/48	8,454,000	8,120,761
Ecolab, Inc. 5.500%, 12/8/41	1,435,000	1,469,661
3.950%, 12/1/47	202,000	166,904
Nutrien Ltd. 4.125%, 3/15/35	145,000	125,955
Sherwin-Williams Co. (The) 4.500%, 6/1/47	185,000	157,175

		28,711,808

Construction Materials (0.0%)†
Martin Marietta Materials, Inc. 3.200%, 7/15/51	51,000	34,697

Containers & Packaging (0.0%)†
International Paper Co. 4.800%, 6/15/44	258,000	225,244
4.400%, 8/15/47	492,000	409,488
Packaging Corp. of America 4.050%, 12/15/49	898,000	693,969

		1,328,701

Metals & Mining (0.6%)
ArcelorMittal SA 6.750%, 3/1/41 (e)	1,435,000	1,398,837
Nucor Corp. 5.200%, 8/1/43	559,000	534,096
4.400%, 5/1/48	3,428,000	2,890,092
Rio Tinto Alcan, Inc. 5.750%, 6/1/35	747,000	768,539
Rio Tinto Finance USA plc 4.125%, 8/21/42	1,399,000	1,215,911
Southern Copper Corp. 7.500%, 7/27/35	1,539,000	1,777,353
6.750%, 4/16/40	3,298,000	3,676,858
5.875%, 4/23/45	121,000	123,556

		12,385,242

Paper & Forest Products (0.1%)
Suzano Austria GmbH 3.125%, 1/15/32	1,737,000	1,352,689

Total Materials		43,813,137

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT) 3.700%, 10/15/49	384,000	276,161
2.950%, 1/15/51	2,209,000	1,378,777
AvalonBay Communities, Inc. (REIT) 4.150%, 7/1/47	538,000	430,928
ERP Operating LP (REIT) 4.500%, 7/1/44	205,000	175,964
Kimco Realty Corp. (REIT) 4.250%, 4/1/45	760,000	584,197
Office Properties Income Trust (REIT) 3.450%, 10/15/31	215,000	143,531
Prologis LP (REIT) 4.375%, 9/15/48	2,339,000	2,010,084
2.125%, 10/15/50	284,000	159,445
Realty Income Corp. (REIT) 4.650%, 3/15/47	269,000	237,544
Simon Property Group LP (REIT) 4.750%, 3/15/42	6,281,000	5,395,135
Ventas Realty LP (REIT) 5.700%, 9/30/43	470,000	433,168
Welltower, Inc. (REIT) 6.500%, 3/15/41	3,077,000	3,106,980
4.950%, 9/1/48	1,523,000	1,259,283

Total Real Estate		15,591,197

Utilities (6.3%)
Electric Utilities (4.5%)
AEP Transmission Co. LLC 4.250%, 9/15/48	30,000	25,226
Arizona Public Service Co. 4.350%, 11/15/45	1,626,000	1,284,929

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Baltimore Gas & Electric Co. 6.350%, 10/1/36	$2,172,000	$2,331,442
CenterPoint Energy Houston Electric LLC 4.500%, 4/1/44	511,000	457,061
Commonwealth Edison Co. 5.900%, 3/15/36	3,500,000	3,681,248
3.800%, 10/1/42	263,000	215,444
4.000%, 3/1/48	347,000	286,709
DTE Electric Co. Series B 3.250%, 4/1/51	3,710,000	2,683,299
Duke Energy Carolinas LLC 6.050%, 4/15/38	5,463,000	5,646,724
4.250%, 12/15/41	93,000	80,748
3.450%, 4/15/51 (x)	5,398,000	4,011,600
Duke Energy Corp. 3.300%, 6/15/41	1,991,000	1,458,020
3.500%, 6/15/51	467,000	329,699
Duke Energy Florida LLC 6.400%, 6/15/38	7,694,000	8,487,792
Entergy Arkansas LLC 3.350%, 6/15/52	2,477,000	1,748,858
Entergy Corp. 3.750%, 6/15/50	1,800,000	1,330,720
Eversource Energy 3.450%, 1/15/50	3,723,000	2,725,743
Florida Power & Light Co. 5.690%, 3/1/40	408,000	427,353
4.050%, 10/1/44	7,794,000	6,665,261
Georgia Power Co.
Series B 3.700%, 1/30/50	1,501,000	1,129,150
Kentucky Utilities Co. 5.125%, 11/1/40	1,082,000	1,027,234
Nevada Power Co.
Series N 6.650%, 4/1/36	745,000	817,596
NSTAR Electric Co. 4.400%, 3/1/44	563,000	495,966
Oncor Electric Delivery Co. LLC 7.250%, 1/15/33	5,380,000	6,243,960
3.750%, 4/1/45	1,227,000	991,782
3.800%, 9/30/47	804,000	648,954
Pacific Gas and Electric Co. 4.200%, 6/1/41	1,656,000	1,242,307
3.500%, 8/1/50	11,087,000	6,975,663
PacifiCorp 6.000%, 1/15/39	6,808,000	7,089,098
4.150%, 2/15/50	338,000	279,781
2.900%, 6/15/52	7,791,000	5,164,431
PECO Energy Co. 2.850%, 9/15/51	1,077,000	714,770
Progress Energy, Inc. 7.000%, 10/30/31	309,000	337,928
Public Service Co. of Colorado 6.500%, 8/1/38	4,110,000	4,533,334
Public Service Electric & Gas Co. 3.800%, 3/1/46	1,072,000	859,869
2.050%, 8/1/50	1,438,000	812,502
Southern California Edison Co. 4.050%, 3/15/42	40,000	32,170
4.650%, 10/1/43	341,000	292,689
4.000%, 4/1/47	1,031,000	807,614
Series H 3.650%, 6/1/51	7,241,000	5,341,549
Southwestern Electric Power Co. Series J 3.900%, 4/1/45	1,650,000	1,271,883
Virginia Electric and Power Co. 6.350%, 11/30/37	1,553,000	1,651,975
8.875%, 11/15/38	2,047,000	2,687,251
Series B 6.000%, 1/15/36	698,000	711,458
Xcel Energy, Inc. 3.500%, 12/1/49	1,708,000	1,253,743

		97,292,533

Gas Utilities (0.2%)
Atmos Energy Corp. 2.850%, 2/15/52	2,436,000	1,589,577
CenterPoint Energy Resources Corp. 4.100%, 9/1/47	32,000	26,169
ONE Gas, Inc. 4.658%, 2/1/44 (x)	3,502,000	3,039,696
Southern California Gas Co.
Series UU 4.125%, 6/1/48	31,000	25,121

		4,680,563

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC 5.750%, 10/1/41	1,092,000	1,059,498

Multi-Utilities (1.4%)
Berkshire Hathaway Energy Co. 4.500%, 2/1/45	1,770,000	1,550,187
2.850%, 5/15/51	82,000	54,015
Consolidated Edison Co. of New York, Inc. 4.450%, 3/15/44	8,335,000	7,194,467
4.500%, 5/15/58	431,000	362,826
3.600%, 6/15/61	8,380,000	6,028,262
Series 05-A 5.300%, 3/1/35	34,000	32,883
Series 08-B 6.750%, 4/1/38	4,025,000	4,418,289
Series E 4.650%, 12/1/48	61,000	53,789
Consumers Energy Co. 3.950%, 5/15/43	854,000	706,183
3.750%, 2/15/50	793,000	627,591
3.100%, 8/15/50	215,000	150,872
Dominion Energy, Inc.
Series A 4.600%, 3/15/49	459,000	391,147
NiSource, Inc. 5.650%, 2/1/45	4,981,000	4,921,355
San Diego Gas & Electric Co. 2.950%, 8/15/51	2,526,000	1,732,891

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Sempra Energy 3.800%, 2/1/38	$2,230,000	$1,829,653
4.000%, 2/1/48	912,000	721,604
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	160,000	120,872

		30,896,886

Water Utilities (0.1%)
American Water Capital Corp. 4.300%, 9/1/45	1,417,000	1,211,924
4.150%, 6/1/49	2,197,000	1,828,512

		3,040,436

Total Utilities		136,969,916

Total Corporate Bonds		1,070,157,591

Foreign Government Securities (2.9%)
Hungary Government Bond 7.625%, 3/29/41	68,000	74,133
Italian Republic Government Bond 5.375%, 6/15/33	60,000	57,445
4.000%, 10/17/49	437,000	309,378
3.875%, 5/6/51	11,999,000	8,114,467
Oriental Republic of Uruguay 7.625%, 3/21/36	377,768	478,443
Republic of Chile 3.100%, 5/7/41	10,909,000	7,822,435
3.100%, 1/22/61	2,453,000	1,524,386
Republic of Indonesia 3.050%, 3/12/51	7,300,000	5,275,053
3.350%, 3/12/71	485,000	324,397
Republic of Panama 6.700%, 1/26/36	368,000	384,974
4.500%, 4/1/56	8,944,000	6,558,747
Republic of Peru 3.300%, 3/11/41	1,025,000	746,840
3.550%, 3/10/51	5,034,000	3,576,657
2.780%, 12/1/60	635,000	371,396
3.230%, 7/28/21	577,000	336,391
Republic of Philippines 2.650%, 12/10/45	408,000	273,405
3.200%, 7/6/46	3,380,000	2,450,872
State of Israel Government Bond 3.875%, 7/3/50	3,436,000	2,865,409
4.500%, 4/3/20	950,000	824,897
United Mexican States 3.500%, 2/12/34	3,897,000	3,127,343
4.280%, 8/14/41	10,597,000	8,145,119
5.550%, 1/21/45 (x)	615,000	552,078
5.000%, 4/27/51	5,064,000	4,109,119
3.771%, 5/24/61	7,610,000	4,819,508

Total Foreign Government Securities		63,122,892

Municipal Bonds (2.6%)
Alabama Federal Aid Highway Finance Authority 2.650%, 9/1/37	4,910,000	3,655,341
American Municipal Power, Inc. 5.939%, 2/15/47	5,330,000	5,542,373
8.084%, 2/15/50	2,995,000	3,852,806
Charlotte-Mecklenburg Hospital Authority (The) 3.204%, 1/15/51	1,860,000	1,264,708
City of Chicago 7.750%, 1/1/42	1,000,000	1,051,439
Commonwealth of Massachusetts 2.663%, 9/1/39	1,174,306	931,785
2.900%, 9/1/49	1,615,000	1,117,623
County of Los Angeles Unified School District, General Obligation Bonds,
Series 2009-KRY 5.750%, 7/1/34	2,165,000	2,261,519
Dallas Fort Worth International Airport 2.994%, 11/1/38	2,000,000	1,624,463
Golden State Tobacco Securitization Corp., ST APPROP 2.746%, 6/1/34	3,200,000	2,567,948
3.115%, 6/1/38	3,040,000	2,354,836
Kansas Development Finance Authority, BAM 2.774%, 5/1/51	4,900,000	3,304,104
Metropolitan Transportation Authority 5.175%, 11/15/49	580,000	500,541
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	150,000	154,932
Michigan Finance Authority 3.384%, 12/1/40	1,825,000	1,462,396
Port Authority of New York & New Jersey 4.229%, 10/15/57	1,470,000	1,230,948
4.458%, 10/1/62	3,900,000	3,384,188
Rutgers The State University of New Jersey 3.915%, 5/1/19	15,000	9,905
San Diego County Regional Transportation Commission 3.248%, 4/1/48	3,130,000	2,358,285
State of California 7.625%, 3/1/40	4,735,000	5,979,741
7.600%, 11/1/40	2,980,000	3,817,852
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.550%, 4/1/39	5,170,000	6,470,937
State of Illinois 6.725%, 4/1/35	495,000	504,246
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F 5.140%, 8/1/40	1,100,000	1,110,699
Texas Transportation Commission 2.472%, 10/1/44	745,000	508,252

Total Municipal Bonds		57,021,867

Supranational (0.1%)
European Investment Bank 4.875%, 2/15/36	2,846,000	3,027,125
Inter-American Development Bank 3.200%, 8/7/42	31,000	26,055
4.375%, 1/24/44	27,000	26,666

Total Supranational		3,079,846

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (0.6%)
FHLB 5.500%, 7/15/36	$4,730,000	$5,195,651
FNMA 5.625%, 7/15/37	5,251,000	5,867,158
Tennessee Valley Authority 6.150%, 1/15/38	1,439,000	1,635,564
5.250%, 9/15/39	172,000	178,882
4.250%, 9/15/65	1,226,000	1,046,807

Total U.S. Government Agency Securities		13,924,062

U.S. Treasury Obligations (42.3%)
U.S. Treasury Bonds 4.250%, 5/15/39	30,671,200	31,738,012
1.875%, 2/15/41	94,587,800	67,300,913
2.250%, 5/15/41	115,370,400	87,323,325
1.750%, 8/15/41	93,981,900	64,818,734
2.000%, 11/15/41	152,469,400	109,726,860
2.750%, 11/15/42	8,918,000	7,209,762
3.625%, 8/15/43	12,874,100	11,929,832
3.750%, 11/15/43	666,500	629,143
3.625%, 2/15/44	404,600	374,230
2.500%, 2/15/45	13,733,000	10,437,220
3.000%, 11/15/45	228,900	189,888
2.250%, 8/15/46	14,981,000	10,710,907
2.875%, 11/15/46	22,082,000	17,854,300
3.000%, 2/15/47	19,742,800	16,305,646
3.000%, 5/15/47	21,783,900	17,989,171
2.750%, 8/15/47	24,998,000	19,712,830
3.000%, 2/15/48	21,207,600	17,555,575
3.125%, 5/15/48	21,211,700	17,991,022
3.375%, 11/15/48	12,099,200	10,779,257
2.875%, 5/15/49	1,346,800	1,094,485
2.375%, 11/15/49	154,073,200	112,725,993
2.000%, 2/15/50	108,011,300	72,165,050
1.250%, 5/15/50	13,610,900	7,411,244
1.875%, 2/15/51	32,893,200	21,150,226
2.375%, 5/15/51	137,850,800	99,952,472
2.000%, 8/15/51	47,123,900	31,204,975
1.875%, 11/15/51	5,068,800	3,247,682
2.875%, 5/15/52	54,426,100	44,096,592
4.000%, 11/15/52	3,739,800	3,781,873

Total U.S. Treasury Obligations		917,407,219

Total Long-Term Debt Securities (98.9%) (Cost $2,928,834,055)		2,147,432,632

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	5,020,904	5,023,414

Total Investment Companies		5,523,414

Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $1,611,657, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $1,643,124. (xx)	$1,610,906	$1,610,906

Total Short-Term Investments (0.3%) (Cost $7,133,086)		7,134,320

Total Investments in Securities (99.2%) (Cost $2,935,967,141)		2,154,566,952
Other Assets Less Liabilities (0.8%)		16,437,649

Net Assets (100%)		$2,171,004,601

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $14,068,242 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $3,107,786. This was collateralized by $1,079,148 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.875%, maturing 4/15/23 – 11/15/50 and by cash of $2,110,906 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$22,719,155	$—	$22,719,155
Corporate Bonds
Communication Services	—	145,358,133	—	145,358,133
Consumer Discretionary	—	52,652,546	—	52,652,546
Consumer Staples	—	93,169,016	—	93,169,016
Energy	—	82,885,798	—	82,885,798
Financials	—	136,542,495	—	136,542,495
Health Care	—	160,270,468	—	160,270,468
Industrials	—	105,737,595	—	105,737,595
Information Technology	—	97,167,290	—	97,167,290
Materials	—	43,813,137	—	43,813,137
Real Estate	—	15,591,197	—	15,591,197
Utilities	—	136,969,916	—	136,969,916
Foreign Government Securities	—	63,122,892	—	63,122,892
Municipal Bonds	—	57,021,867	—	57,021,867
Short-Term Investments
Investment Companies	5,523,414	—	—	5,523,414
Repurchase Agreement	—	1,610,906	—	1,610,906
Supranational	—	3,079,846	—	3,079,846
U.S. Government Agency Securities	—	13,924,062	—	13,924,062
U.S. Treasury Obligations	—	917,407,219	—	917,407,219

Total Assets	$5,523,414	$2,149,043,538	$—	$2,154,566,952

Total Liabilities	$—	$—	$—	$—

Total	$5,523,414	$2,149,043,538	$—	$2,154,566,952

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,917,073
Long-term U.S. government debt securities	1,027,792,184

$1,161,709,257

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$376,039,557
Long-term U.S. government debt securities	1,022,574,219

$1,398,613,776

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$480,253
Aggregate gross unrealized depreciation	(785,675,530)

Net unrealized depreciation	$(785,195,277)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,939,762,229

See Notes to Financial Statements.

1118

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EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,934,356,235)	$2,152,956,046
Repurchase Agreements (Cost $1,610,906)	1,610,906
Cash	750,000
Dividends, interest and other receivables	22,707,778
Receivable for Portfolio shares sold	31,236
Securities lending income receivable	4,850
Other assets	37,882

Total assets	2,178,098,698

LIABILITIES
Payable for securities purchased	3,771,208
Payable for return of collateral on securities loaned	2,110,906
Investment management fees payable	522,662
Payable for Portfolio shares redeemed	425,604
Administrative fees payable	182,478
Distribution fees payable – Class IB	16
Accrued expenses	81,223

Total liabilities	7,094,097

NET ASSETS	$2,171,004,601

Net assets were comprised of:
Paid in capital	$3,136,664,792
Total distributable earnings (loss)	(965,660,191)

Net assets	$2,171,004,601

Class IB
Net asset value, offering and redemption price per share, $71,582 / 10,338 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.92

Class K
Net asset value, offering and redemption price per share, $2,170,933,019 / 313,517,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.92

(x)	Includes value of securities on loan of $3,107,786.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$84,458,801
Dividends	150,273
Securities lending (net)	71,035

Total income	84,680,109

EXPENSES
Investment management fees	8,691,720
Administrative fees	2,375,093
Professional fees	130,728
Printing and mailing expenses	102,885
Custodian fees	89,300
Trustees’ fees	86,535
Offering costs	57,965
Distribution fees – Class IB	199
Miscellaneous	64,963

Gross expenses	11,599,388
Less: Waiver from investment manager	(1,353,805)

Net expenses	10,245,583

NET INVESTMENT INCOME (LOSS)	74,434,526

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(183,871,978)
Net change in unrealized appreciation (depreciation) on investments in securities	(775,504,008)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(959,375,986)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(884,941,460)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	August 2, 2021* to December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$74,434,526	$10,436,283
Net realized gain (loss)	(183,871,978)	1,508,017
Net change in unrealized appreciation (depreciation)	(775,504,008)	(5,896,181)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(884,941,460)	6,048,119

Distributions to shareholders:
Class IB	(2,306)	(218)
Class K	(76,477,323)	(10,328,429)

Total distributions to shareholders	(76,479,629)	(10,328,647)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 0 and 10,000 shares ]	—	100,000
Capital shares issued in reinvestment of dividends and distributions [ 316 and 22 shares, respectively ]	2,306	218

Total Class IB transactions	2,306	100,218

Class K
Capital shares sold [ 18,021,009 and 348,451,782 shares, respectively ]	134,285,997	3,427,212,141
Capital shares issued in reinvestment of dividends and distributions [ 10,476,908 and 1,047,435 shares, respectively ]	76,477,323	10,328,429
Capital shares repurchased [ (58,998,305) and (5,481,185) shares, respectively ]	(457,567,787)	(54,132,409)

Total Class K transactions	(246,804,467)	3,383,408,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(246,802,161)	3,383,508,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,208,223,250)	3,379,227,851
NET ASSETS:
Beginning of period	3,379,227,851	—

End of period	$2,171,004,601	$3,379,227,851

* Commencement of operations.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2022	August 2, 2021* to December 31, 2021
Net asset value, beginning of period	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.07
Net realized and unrealized gain (loss)	(2.88)	(0.23)

Total from investment operations	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	(0.22)	(0.02)
Distributions from net realized gains	(0.01)	—	#

Total dividends and distributions	(0.23)	(0.02)

Net asset value, end of period	$6.92	$9.82

Total return (b)	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%	0.65%
Before waivers (a)(f)	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.67%	1.69	%(l)
Before waivers (a)(f)	2.62%	0.64	%(l)
Portfolio turnover rate^	49%	10	%(z)

Class K	Year Ended December 31, 2022	August 2, 2021* to December 31, 2021
Net asset value, beginning of period	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.08
Net realized and unrealized gain (loss)	(2.88)	(0.23)

Total from investment operations	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	(0.24)	(0.03)
Distributions from net realized gains	(0.01)	—	#

Total dividends and distributions	(0.25)	(0.03)

Net asset value, end of period	$6.92	$9.82

Total return (b)	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%	0.40%
Before waivers (a)(f)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.91%	2.02	%(l)
Before waivers (a)(f)	2.85%	1.98	%(l)
Portfolio turnover rate^	49%	10	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Loomis, Sayles & Company L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	(27.94)%	6.91%	11.89%
Portfolio – Class IB Shares	(28.02)	6.89	11.87
Portfolio – Class K Shares*	(27.77)	7.18	10.93
Russell 3000® Growth Index	(28.97)	10.45	13.75

* Date of inception 2/9/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (28.02)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 3000® Growth Index, which returned (28.97)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in the Communication Services, Health Care, Industrials, Consumer Staples, Consumer Discretionary, Financials, and Energy sectors, as well as the Portfolio’s allocations to the Health Care, Financials, Information Technology, Consumer Staples, and Consumer Discretionary sectors, contributed positively to relative performance.

•	Alnylam Pharmaceuticals, Inc., Monster Beverage Corp., Regeneron Pharmaceuticals, Inc., Schlumberger NV, and Novo Nordisk A/S were the five largest contributors to performance during the period.

•

Alnylam Pharmaceuticals is a leader in gene therapies based on its pioneering small-interfering RNA (siRNA) approach to disease treatment. Shares jumped almost 50% in August following news that ONPATTRO, the company’s approved therapy for hATTR amyloidosis, met its primary endpoint in the much larger indication of ATTR with cardiomyopathy, which is estimated to have a patient population approximately ten-times as large. The results substantially increase the likelihood that the therapy will receive approval in the new indication, where it would be the first RNAi-based therapy.

•

Monster Beverage is a leading marketer and distributor of energy drinks in the U.S. and internationally. Monster reported strong sales growth during the period, but faced pressure on profitability due to materials cost inflation, increased logistics costs, and can shortages that have led the company to import cans. After losing market share to Red Bull in the U.S. over the past several quarters, as reflected in channels measured by Nielsen, the company more recently returned to share gains and market share leadership, despite increasing pricing by 6% in September. Throughout the period the company performed consistently well in channels not measured by Nielsen, such as e-commerce and sales through Home Depot. Outside of the U.S., Monster continued to take market share and demonstrated impressive sales growth.

•

Regeneron Pharmaceuticals, Inc. is a fully integrated biopharmaceutical company created with the vision to empower scientists to shape the path of the business. Regeneron has created enabling technologies, platforms, and methods that materially speed target discovery and development timelines, allowing the company to develop viable candidates for clinical trial faster than its competitors. Shares responded positively following the company’s September 2022 announcement that trials for a higher dose (8mg) of Aflibercept, the same drug behind the company’s leading Eylea therapy, showed comparable efficacy and safety when dosed at 12 to 16 weeks as 2mg Eylea, which is dosed every 8 weeks. The results, which are accompanied by an established safety profile after Eylea’s decade on the market, are superior to any existing or clinical therapy, and should firmly maintain the company’s leadership in treating diseases of the back of the eye. Further, because the higher dose required a new formulation and some modifications to the underlying molecule, Regeneron

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will file for a new patent, which if successful, should provide another decade of protection versus biosimilar competition, which is expected to emerge for Eylea sometime over the next two-to-four years.

What hurt performance during the year:

•	Stock selection in the information technology sector, as well as our allocations to the communication services and energy sectors, detracted from relative performance.

•	Meta Platforms, Inc., Amazon.com, Inc., Nvidia, Tesla, Inc., and Alphabet were the five lowest contributors to performance.

•

Meta Platforms operates online social networking platforms that allow people to connect, share, and interact with friends and communities. With over 3.7 billion monthly users, 200 million businesses, and 10 million advertisers worldwide using its family of apps – Facebook, Messenger, WhatsApp, and Instagram – the scale and reach of Meta’s network is unrivaled. Meta reported financial results during the period that were generally mixed with respect to consensus expectations. The company faced headwinds arising from privacy restrictions by Apple, Inc., the continuing impact of macro weakness on advertising spending, and a transition to a new product format – short–form video – where monetization is currently lower.

•

Online retailer Amazon offers millions of products – sold by Amazon or by third parties – with the value proposition to consumers of selection, price, and convenience. Amazon’s enterprise IT business, Amazon Web Services (AWS), offers a suite of secure, on-demand cloud-computing services, with a value proposition to clients of speed, agility, and savings. Amazon reported fundamentally solid operating results that were generally above management’s guidance during the period. However, Amazon is facing short-term cost inflation that has contributed to over $10 billion of incremental expense over the past few quarters. While a portion of the additional expense is outside of Amazon’s direct control, including higher shipping, fuel, and labor costs, approximately two-thirds stems from Amazon’s strategic decision to invest in labor to make up for COVID-related employee absences, as well as investments undertaken to ensure that its fulfillment and transportation network remained unconstrained during the pandemic.

•

Nvidia is the world leader in graphic processing units (GPUs), which enable computers to produce and utilize highly realistic 3D graphic imagery and models. Shares have been under pressure throughout 2022 given the weak market backdrop, despite reported financial results that were generally better than consensus expectations and included multiple quarterly revenue records in the company’s gaming, data center, and professional visualization segments. However, for the past two quarters, the company experienced lower demand for its gaming cards, which reflected global demand for PCs returning to pre-pandemic levels after a period of excess, and the impact of macroeconomic weakness and COVID restrictions on China consumer spending. In late August, Nvidia reported that the U.S. Government restricted the company’s ability to sell its leading AI chips to China over concerns that the technology could be used by the Chinese military. Such sales represented approximately $400 million in revenue in the prior quarter, or approximately 10% of the company’s data center sales.

Portfolio Positioning and Outlook — Loomis, Sayles & Company L.P.

Our investment process is characterized by bottom-up, fundamental research and a long-term investment time horizon. The nature of the process leads to a lower turnover Portfolio where sector positioning is the result of stock selection. At period end, we were overweight in the Communication Services, Health Care, Financials, Consumer Discretionary, and Consumer Staples sectors. We were underweight in the Information Technology and Industrials sectors. We held no positions in the Energy, Real Estate, Materials, or Utilities sectors.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	29.2%
Health Care	20.9
Communication Services	15.2
Consumer Discretionary	14.7
Industrials	8.1
Consumer Staples	6.1
Financials	5.4
Repurchase Agreements	1.0
Investment Company	0.3
Cash and Other	(0.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your

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ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,031.40	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,031.10	5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,033.70	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.2%)
Entertainment (6.4%)
Netflix, Inc.*	86,724	$25,573,173
Walt Disney Co. (The)*	177,733	15,441,443

		41,014,616

Interactive Media & Services (8.8%)
Alphabet, Inc., Class A*	220,900	19,490,007
Alphabet, Inc., Class C*	119,924	10,640,857
Meta Platforms, Inc., Class A*	223,668	26,916,207

		57,047,071

Total Communication Services		98,061,687

Consumer Discretionary (14.7%)
Auto Components (0.2%)
Mobileye Global, Inc., Class A (x)*	37,726	1,322,674

Automobiles (2.2%)
Tesla, Inc.*	114,192	14,066,171

Hotels, Restaurants & Leisure (5.5%)
Starbucks Corp.	161,927	16,063,158
Yum China Holdings, Inc.	204,029	11,150,185
Yum! Brands, Inc.	64,386	8,246,559

		35,459,902

Internet & Direct Marketing Retail (5.6%)
Alibaba Group Holding Ltd. (ADR)*	99,381	8,754,472
Amazon.com, Inc.*	331,119	27,813,996

		36,568,468

Textiles, Apparel & Luxury Goods (1.2%)
Under Armour, Inc., Class A*	760,681	7,728,519

Total Consumer Discretionary		95,145,734

Consumer Staples (6.1%)
Beverages (6.1%)
Boston Beer Co., Inc. (The), Class A*	23,676	7,801,715
Monster Beverage Corp.*	310,084	31,482,829

Total Consumer Staples		39,284,544

Financials (5.4%)
Capital Markets (5.4%)
FactSet Research Systems, Inc.	30,270	12,144,627
MSCI, Inc.	25,044	11,649,717
SEI Investments Co.	188,936	11,014,969

Total Financials		34,809,313

Health Care (20.9%)
Biotechnology (8.3%)
Alnylam Pharmaceuticals, Inc.*	109,499	26,022,437
BioMarin Pharmaceutical, Inc.*	41,206	4,264,409
CRISPR Therapeutics AG*	123,880	5,035,722
Regeneron Pharmaceuticals, Inc.*	25,333	18,277,506

		53,600,074

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	28,492	7,560,352

Health Care Technology (3.8%)
Doximity, Inc., Class A (x)*	402,747	13,516,189
Veeva Systems, Inc., Class A*	70,093	11,311,609

		24,827,798

Life Sciences Tools & Services (1.8%)
Illumina, Inc.*	57,673	11,661,481

Pharmaceuticals (5.8%)
Novartis AG (ADR)	172,642	15,662,082
Novo Nordisk A/S (ADR)	77,974	10,553,001
Roche Holding AG (ADR)	280,334	10,975,076

		37,190,159

Total Health Care		134,839,864

Industrials (8.1%)
Aerospace & Defense (5.5%)
Boeing Co. (The)*	186,009	35,432,854

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	95,868	9,962,603

Machinery (1.1%)
Deere & Co.	15,749	6,752,541

Total Industrials		52,147,998

Information Technology (29.2%)
IT Services (8.5%)
Block, Inc., Class A*	127,013	7,981,497
PayPal Holdings, Inc.*	129,528	9,224,984
Shopify, Inc., Class A*	199,543	6,926,137
Visa, Inc., Class A	148,381	30,827,637

		54,960,255

Semiconductors & Semiconductor Equipment (6.3%)
NVIDIA Corp.	191,780	28,026,729
QUALCOMM, Inc.	115,686	12,718,519

		40,745,248

Software (14.4%)
Autodesk, Inc.*	118,781	22,196,605
Microsoft Corp.	79,145	18,980,554
Oracle Corp.	343,702	28,094,202
Salesforce, Inc.*	81,444	10,798,660
Workday, Inc., Class A*	76,427	12,788,530

		92,858,551

Total Information Technology		188,564,054

Total Common Stocks (99.6%) (Cost $472,034,296)		642,853,194

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $4,869,395, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $4,964,466. (xx)	$4,867,124	$4,867,124
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,301,125, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,415,477. (xx)	1,300,000	1,300,000

Total Repurchase Agreements		6,167,124

Total Short-Term Investments (1.3%) (Cost $8,167,124)		8,167,124

Total Investments in Securities (100.9%) (Cost $480,201,420)		651,020,318
Other Assets Less Liabilities (-0.9%)		(6,094,177)

Net Assets (100%)		$644,926,141

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $7,968,528. This was collateralized by $51,843 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $8,167,124 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$98,061,687	$—	$—	$98,061,687
Consumer Discretionary	95,145,734	—	—	95,145,734
Consumer Staples	39,284,544	—	—	39,284,544
Financials	34,809,313	—	—	34,809,313
Health Care	134,839,864	—	—	134,839,864
Industrials	52,147,998	—	—	52,147,998
Information Technology	188,564,054	—	—	188,564,054
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	6,167,124	—	6,167,124

Total Assets	$644,853,194	$6,167,124	$—	$651,020,318

Total Liabilities	$—	$—	$—	$—

Total	$644,853,194	$6,167,124	$—	$651,020,318

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$231,279,697
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,820,753

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,427,405
Aggregate gross unrealized depreciation	(69,987,335)

Net unrealized appreciation	$170,440,070

Federal income tax cost of investments in securities and derivative instruments, if applicable	$480,580,248

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $474,034,296)	$644,853,194
Repurchase Agreements (Cost $6,167,124)	6,167,124
Cash	2,379,373
Receivable for securities sold	1,473,067
Receivable for Portfolio shares sold	376,754
Dividends, interest and other receivables	100,362
Securities lending income receivable	1,847
Other assets	2,648

Total assets	655,354,369

LIABILITIES
Payable for return of collateral on securities loaned	8,167,124
Payable for securities purchased	1,301,654
Payable for Portfolio shares redeemed	400,138
Investment management fees payable	380,039
Distribution fees payable – Class IB	66,829
Administrative fees payable	53,661
Distribution fees payable – Class IA	20,285
Accrued expenses	38,498

Total liabilities	10,428,228

NET ASSETS	$644,926,141

Net assets were comprised of:
Paid in capital	$473,462,945
Total distributable earnings (loss)	171,463,196

Net assets	$644,926,141

Class IA
Net asset value, offering and redemption price per share, $92,486,073 / 12,454,031 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.43

Class IB
Net asset value, offering and redemption price per share, $306,053,884 / 40,893,843 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.48

Class K
Net asset value, offering and redemption price per share, $246,386,184 / 32,868,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.50

(x)	Includes value of securities on loan of $7,968,528.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $459,183 foreign withholding tax)	$3,398,335
Interest	41,555
Securities lending (net)	40,243

Total income	3,480,133

EXPENSES
Investment management fees	5,008,391
Distribution fees – Class IB	818,070
Administrative fees	619,482
Distribution fees – Class IA	191,275
Professional fees	70,902
Custodian fees	43,200
Printing and mailing expenses	34,412
Trustees’ fees	22,021
Miscellaneous	15,997

Gross expenses	6,823,750
Less: Waiver from investment manager	(477,707)

Net expenses	6,346,043

NET INVESTMENT INCOME (LOSS)	(2,865,910)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	52,500,690
Net change in unrealized appreciation (depreciation) on investments in securities	(282,244,872)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(229,744,182)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(232,610,092)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,865,910)	$(3,403,373)
Net realized gain (loss)	52,500,690	77,873,438
Net change in unrealized appreciation (depreciation)	(282,244,872)	48,870,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(232,610,092)	123,341,029

Distributions to shareholders:
Class IA	(10,334,317)	(9,353,490)
Class IB	(37,435,805)	(39,901,408)
Class K	(30,633,923)	(30,280,269)

Total distributions to shareholders	(78,404,045)	(79,535,167)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,292,579 and 485,791 shares, respectively ]	36,381,185	5,797,610
Capital shares issued in reinvestment of distributions [ 1,309,471 and 793,315 shares, respectively ]	10,334,317	9,353,490
Capital shares repurchased [ (1,445,206) and (1,593,413) shares, respectively ]	(13,069,661)	(19,094,050)

Total Class IA transactions	33,645,841	(3,942,950)

Class IB
Capital shares sold [ 5,237,494 and 2,606,930 shares, respectively ]	46,504,313	31,753,579
Capital shares issued in reinvestment of distributions [ 4,702,642 and 3,361,558 shares, respectively ]	37,435,805	39,901,408
Capital shares repurchased [ (4,908,242) and (4,657,571) shares, respectively ]	(44,976,756)	(56,908,113)

Total Class IB transactions	38,963,362	14,746,874

Class K
Capital shares sold [ 5,053,243 and 170,889 shares, respectively ]	43,951,586	2,102,120
Capital shares issued in reinvestment of distributions [ 3,842,800 and 2,554,388 shares, respectively ]	30,633,923	30,280,269
Capital shares repurchased [ (3,151,405) and (3,230,432) shares, respectively ]	(28,535,019)	(38,256,167)

Total Class K transactions	46,050,490	(5,873,778)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	118,659,693	4,930,146

TOTAL INCREASE (DECREASE) IN NET ASSETS	(192,354,444)	48,736,008
NET ASSETS:
Beginning of year	837,280,585	788,544,577

End of year	$644,926,141	$837,280,585

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.68	$11.09	$9.25	$7.45	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.06)	(0.03)	— #	0.01
Net realized and unrealized gain (loss)	(3.18)	1.84	2.86	2.32	(0.21)

Total from investment operations	(3.23)	1.78	2.83	2.32	(0.20)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.01)
Distributions from net realized gains	(1.02)	(1.19)	(0.99)	(0.52)	(0.88)

Total dividends and distributions	(1.02)	(1.19)	(0.99)	(0.52)	(0.89)

Net asset value, end of year	$7.43	$11.68	$11.09	$9.25	$7.45

Total return	(27.94)%	16.22%	30.95%	31.33%	(3.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$92,486	$96,906	$95,527	$81,449	$65,569
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.11%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.53)%	(0.51)%	(0.33)%	— %‡‡	0.11%
Before waivers (f)	(0.60)%	(0.57)%	(0.40)%	(0.07)%	0.04%
Portfolio turnover rate^	27%	8%	20%	7%	9%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.76	$11.16	$9.31	$7.49	$8.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.06)	(0.03)	— #	0.01
Net realized and unrealized gain (loss)	(3.21)	1.85	2.87	2.34	(0.21)

Total from investment operations	(3.26)	1.79	2.84	2.34	(0.20)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.01)
Distributions from net realized gains	(1.02)	(1.19)	(0.99)	(0.52)	(0.88)

Total dividends and distributions	(1.02)	(1.19)	(0.99)	(0.52)	(0.89)

Net asset value, end of year	$7.48	$11.76	$11.16	$9.31	$7.49

Total return	(28.02)%	16.20%	30.86%	31.44%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$306,054	$421,734	$385,668	$321,838	$258,438
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.11%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.53)%	(0.51)%	(0.33)%	— %‡‡	0.12%
Before waivers (f)	(0.60)%	(0.57)%	(0.41)%	(0.07)%	0.04%
Portfolio turnover rate^	27%	8%	20%	7%	9%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.75	$11.12	$9.26	$7.45	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.03)	(0.01)	0.02	0.03
Net realized and unrealized gain (loss)	(3.20)	1.85	2.86	2.33	(0.21)

Total from investment operations	(3.23)	1.82	2.85	2.35	(0.18)

Less distributions:
Dividends from net investment income	—	—	—	(0.02)	(0.03)
Distributions from net realized gains	(1.02)	(1.19)	(0.99)	(0.52)	(0.88)

Total dividends and distributions	(1.02)	(1.19)	(0.99)	(0.54)	(0.91)

Net asset value, end of year	$7.50	$11.75	$11.12	$9.26	$7.45

Total return	(27.77)%	16.54%	31.13%	31.78%	(2.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$246,386	$318,641	$307,350	$261,754	$254,494
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (f)	0.87%	0.86%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.28)%	(0.26)%	(0.08)%	0.26%	0.37%
Before waivers (f)	(0.35)%	(0.32)%	(0.16)%	0.18%	0.29%
Portfolio turnover rate^	27%	8%	20%	7%	9%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(15.11)%	4.32%	6.05%
Portfolio – Class IB Shares	(15.20)	4.30	6.03
Portfolio – Class K Shares	(15.02)	4.56	6.30
MSCI ACWI ex USA Growth (Net) Index	(23.05)	1.49	4.68

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.20)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI ACWI ex USA Growth (Net) Index, which returned (23.05)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in the Financials sector contributed to performance relative to the MSCI All Country World (ex-U.S.) Growth Index. Within this sector, the Portfolio’s ownership in shares of fleet management company Element Fleet Management Corp., which was not a benchmark constituent the entire period, contributed to relative returns. Element Fleet Management was added to the MSCI All Country World (ex-U.S.) Growth Index during the year as part of MSCI’s semi-annual benchmark reconstitution. Additionally, overweight positions in insurance company AIA Group Ltd. (Hong Kong) and banking services provider DBS Group Holdings Ltd. (Singapore) and holding shares of financial services firm HDFC Bank Ltd. (India) bolstered relative results.

•

Stock selection and an underweight position in the Information Technology sector also benefitted relative returns. Within this sector, not owning shares of cloud-based e-commerce platform operator Shopify, Inc. (Canada) boosted relative performance.

•	Security selection in the Industrials sector helped relative returns, led by an overweight position in electronics company Hitachi Ltd. (Japan).

•

Stock selection and an overweight position in the Health Care sector also bolstered relative results. Within this sector, holding shares of pharmaceutical company Novartis AG (Switzerland) supported relative returns.

•

Elsewhere, holding shares of industrial gas supplier Linde plc and consumer products company ITC Ltd. (India) supported relative results. Additionally, an overweight position in tobacco product manufacturer Swedish Match AB (Sweden) further bolstered relative returns.

•

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, contributed to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our Portfolios to have different currency exposure than the benchmark.

What hurt performance during the year:

•

Stock selection in both Communication Services and Utilities sectors detracted from relative performance. Within the Communication Services sector, the Portfolio’s overweight positions in internet advertisement and e-commerce solutions providers Z Holdings Corp. (Japan) and NAVER Corp. (South Korea) held back relative returns. There were no individual stocks within the Utilities sector, either in the Portfolio or in the benchmark, that were among the Portfolio’s largest relative detractors during the period.

•

Elsewhere, not holding shares of biopharmaceutical company AstraZeneca plc (United Kingdom), pharmaceutical sales company Daiichi Sankyo Co. Ltd. (Japan), e-commerce platform developer Pinduoduo, Inc. (China) and biopharmaceutical company CSL Ltd. (Australia) held back relative returns. Additionally, the timing of the Portfolio’s ownership in shares of

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

pharmaceutical company Novo Nordisk A/S (Denmark) and overweight positions in coatings and paint products manufacturer Akzo Nobel NV (Netherlands) and specialty chemical supply company Sika AG (Switzerland), further dampened relative returns. Holdings of semiconductor manufacturer Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), the Portfolio holds the ADR while the benchmark holds the common stock, weighed on relative performance.

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Industrials	$207,011,223	16.8%
Health Care	194,732,411	15.8
Consumer Staples	181,450,002	14.7
Information Technology	153,959,201	12.5
Materials	152,585,227	12.4
Financials	144,775,920	11.7
Consumer Discretionary	133,811,686	10.9
Communication Services	31,827,477	2.6
Utilities	9,805,643	0.8
Energy	9,587,793	0.8
Cash and Other	12,088,175	1.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,053.50	$5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class IB
Actual	1,000.00	1,051.70	5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class K
Actual	1,000.00	1,052.80	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
Aristocrat Leisure Ltd.	332,139	$6,901,696
Flutter Entertainment plc*	143,809	19,628,556
Lottery Corp. Ltd. (The)*	840,000	2,562,175
WiseTech Global Ltd.	81,160	2,804,333

		31,896,760

Brazil (0.4%)
Hypera SA*	514,475	4,404,426

Canada (7.9%)
Agnico Eagle Mines Ltd.	319,833	16,619,978
Canadian National Railway Co.	155,193	18,449,344
Canadian Pacific Railway Ltd.	197,509	14,725,652
Element Fleet Management Corp.	1,124,788	15,326,690
Franco-Nevada Corp.	123,731	16,866,345
Ritchie Bros Auctioneers, Inc.	261,288	15,092,566

		97,080,575

China (5.3%)
Alibaba Group Holding Ltd.*	1,173,700	12,969,352
China Resources Gas Group Ltd.	2,612,200	9,805,643
Kingsoft Corp. Ltd.	1,167,200	3,902,904
Ping An Insurance Group Co. of China Ltd., Class H	992,500	6,567,543
Prosus NV*	90,131	6,218,183
Tencent Holdings Ltd.	342,500	14,655,785
Yum China Holdings, Inc.(Hong Kong stock exchange)	59,650	3,354,880
Yum China Holdings, Inc.(New York stock exchange)	138,457	7,566,675

		65,040,965

France (12.7%)
Air Liquide SA	158,369	22,445,255
Capgemini SE	69,915	11,671,378
Dassault Systemes SE	170,945	6,129,186
EssilorLuxottica SA	188,970	34,226,273
Kering SA	24,703	12,573,802
LVMH Moet Hennessy Louis Vuitton SE	61,000	44,395,736
Pernod Ricard SA	127,308	25,040,871

		156,482,501

Germany (8.4%)
Bayer AG (Registered)	309,348	16,002,417
Deutsche Boerse AG	85,634	14,795,040
GEA Group AG	307,626	12,579,193
Merck KGaA	35,669	6,907,102
SAP SE	397,812	41,046,511
Symrise AG	113,933	12,397,192

		103,727,455

Hong Kong (3.1%)
AIA Group Ltd.	3,490,969	38,821,094

India (3.9%)
HDFC Bank Ltd.	1,052,569	20,714,858
ITC Ltd.	2,034,573	8,153,786
Reliance Industries Ltd.	311,400	9,587,793
UPL Ltd.	1,118,705	9,684,039

		48,140,476

Ireland (0.3%)
Kingspan Group plc	65,357	3,538,648

Israel (0.4%)
Nice Ltd. (ADR)*	23,272	4,475,206

Italy (1.3%)
Prysmian SpA	435,772	16,167,924

Japan (8.8%)
AEON Financial Service Co. Ltd.	473,500	5,051,051
Hitachi Ltd.	835,800	42,611,535
Kao Corp.	174,700	6,995,188
Koito Manufacturing Co. Ltd.	318,800	4,826,696
Kose Corp.	50,000	5,493,752
Nitto Denko Corp.	161,000	9,384,715
Oracle Corp.	90,600	5,881,682
Resonac Holdings Corp.	401,200	6,175,130
Sugi Holdings Co. Ltd.	118,700	5,309,121
Terumo Corp.	360,000	10,275,526
Z Holdings Corp.	2,698,700	6,826,946

		108,831,342

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O	1,194,272	8,594,910

Netherlands (1.7%)
Akzo Nobel NV	143,692	9,622,673
ASML Holding NV	20,704	11,165,516

		20,788,189

Peru (0.8%)
Credicorp Ltd.	72,437	9,826,803

Singapore (1.6%)
DBS Group Holdings Ltd.	762,200	19,302,541

South Korea (1.8%)
Amorepacific Corp.*	109,119	11,988,911
NAVER Corp.	45,233	6,441,842
SK Hynix, Inc.	55,326	3,332,204

		21,762,957

Spain (1.1%)
Amadeus IT Group SA*	266,558	13,853,112

Sweden (1.4%)
Assa Abloy AB, Class B	826,631	17,721,132

Switzerland (5.0%)
Alcon, Inc.	55,190	3,771,053
Novartis AG (Registered)	432,891	39,134,114
Sika AG (Registered)	42,543	10,200,382
Sonova Holding AG (Registered)	38,240	9,069,412

		62,174,961

Taiwan (4.1%)
Delta Electronics, Inc.	1,834,000	17,095,574
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	447,741	33,352,227

		50,447,801

United Kingdom (12.2%)
AVEVA Group plc	81,153	3,152,272
Burberry Group plc	459,335	11,272,855
Diageo plc	698,781	30,834,882

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Experian plc	571,984	$19,451,897
Just Eat Takeaway.com NV (m)*	72,894	1,541,080
Linde plc	119,857	39,189,518
London Stock Exchange Group plc	66,945	5,775,390
Ocado Group plc*	175,233	1,306,678
Reckitt Benckiser Group plc	411,284	28,610,142
Rolls-Royce Holdings plc*	8,459,969	9,532,198

		150,666,912

United States (13.5%)
Nestle SA (Registered)	498,112	57,716,671
QIAGEN NV*	371,636	18,701,413
Roche Holding AG	166,280	52,240,675
Schneider Electric SE	265,428	37,141,134

		165,799,893

Total Investments in Securities (99.0%) (Cost $932,380,447)		1,219,546,583
Other Assets Less Liabilities (1.0%)		12,088,175

Net Assets (100%)		$1,231,634,758

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $1,541,080 or 0.1% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$31,896,760	$—	$31,896,760
Brazil	—	4,404,426	—	4,404,426
Canada	97,080,575	—	—	97,080,575
China	7,566,675	57,474,290	—	65,040,965
France	—	156,482,501	—	156,482,501
Germany	—	103,727,455	—	103,727,455
Hong Kong	—	38,821,094	—	38,821,094
India	—	48,140,476	—	48,140,476
Ireland	—	3,538,648	—	3,538,648
Israel	4,475,206	—	—	4,475,206
Italy	—	16,167,924	—	16,167,924
Japan	—	108,831,342	—	108,831,342
Mexico	8,594,910	—	—	8,594,910
Netherlands	—	20,788,189	—	20,788,189
Peru	9,826,803	—	—	9,826,803
Singapore	—	19,302,541	—	19,302,541
South Korea	—	21,762,957	—	21,762,957
Spain	—	13,853,112	—	13,853,112
Sweden	—	17,721,132	—	17,721,132
Switzerland	—	62,174,961	—	62,174,961

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Taiwan	$33,352,227	$17,095,574	$—	$50,447,801
United Kingdom	—	150,666,912	—	150,666,912
United States	—	165,799,893	—	165,799,893

Total Assets	$160,896,396	$1,058,650,187	$—	$1,219,546,583

Total Liabilities	$—	$—	$—	$—

Total	$160,896,396	$1,058,650,187	$—	$1,219,546,583

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(3,970)	$(3,970)

Total	$(3,970)	$(3,970)

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $7,211,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$251,755,559
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$155,768,462

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$379,919,011
Aggregate gross unrealized depreciation	(95,783,465)

Net unrealized appreciation	$284,135,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$935,411,037

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $932,380,447)	$1,219,546,583
Cash	5,481,202
Foreign cash (Cost $75,432)	80,573
Receivable for securities sold	8,231,370
Dividends, interest and other receivables	4,685,598
Receivable for Portfolio shares sold	401,917
Other assets	5,767

Total assets	1,238,433,010

LIABILITIES
Payable for securities purchased	3,842,888
Accrued India taxes	1,444,252
Investment management fees payable	751,843
Payable for Portfolio shares redeemed	299,925
Distribution fees payable – Class IB	116,321
Administrative fees payable	101,255
Distribution fees payable – Class IA	13,041
Accrued expenses	228,727

Total liabilities	6,798,252

NET ASSETS	$1,231,634,758

Net assets were comprised of:
Paid in capital	$925,743,331
Total distributable earnings (loss)	305,891,427

Net assets	$1,231,634,758

Class IA
Net asset value, offering and redemption price per share, $60,036,705 / 8,967,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.70

Class IB
Net asset value, offering and redemption price per share, $539,166,128 / 80,300,766 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.71

Class K
Net asset value, offering and redemption price per share, $632,431,925 / 94,344,713 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.70

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $456,531 foreign withholding tax)	$21,724,148
Interest	94,128
Securities lending (net)	10

Total income	21,818,286

EXPENSES
Investment management fees	9,254,564
Distribution fees – Class IB	1,046,557
Administrative fees	1,029,748
Custodian fees	284,500
Professional fees	125,618
Distribution fees – Class IA	106,988
Printing and mailing expenses	46,623
Trustees’ fees	35,507
Miscellaneous	32,803

Gross expenses	11,962,908
Less: Waiver from investment manager	(1,376,554)

Net expenses	10,586,354

NET INVESTMENT INCOME (LOSS)	11,231,932

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $434,924 on realized gain on investments)	59,487,719
Forward foreign currency contracts	(3,970)
Foreign currency transactions	(416,328)

Net realized gain (loss)	59,067,421

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(242,322) on unrealized depreciation on investments)	(263,142,317)
Foreign currency translations	(49,830)

Net change in unrealized appreciation (depreciation)	(263,192,147)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(204,124,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(192,892,794)

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,231,932	$6,004,796
Net realized gain (loss)	59,067,421	126,098,168
Net change in unrealized appreciation (depreciation)	(263,192,147)	(16,414,850)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(192,892,794)	115,688,114

Distributions to shareholders:
Class IA	(2,695,572)	(5,951,744)
Class IB	(24,629,966)	(55,842,624)
Class K	(32,505,347)	(97,771,225)

Total distributions to shareholders	(59,830,885)	(159,565,593)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,610,819 and 528,789 shares, respectively ]	25,213,893	4,756,738
Capital shares issued in reinvestment of dividends and distributions [ 391,624 and 719,071 shares, respectively ]	2,695,572	5,951,744
Capital shares repurchased [ (862,305) and (706,592) shares, respectively ]	(6,096,170)	(6,403,287)

Total Class IA transactions	21,813,295	4,305,195

Class IB
Capital shares sold [ 6,653,676 and 5,850,946 shares, respectively ]	46,872,500	52,698,834
Capital shares issued in connection with merger (Note 8) [ 23,197,788 and 0 shares, respectively ]	162,120,470	—
Capital shares issued in reinvestment of dividends and distributions [ 3,576,377 and 6,730,840 shares, respectively ]	24,629,966	55,842,624
Capital shares repurchased [ (8,322,211) and (3,129,315) shares, respectively ]	(57,953,609)	(28,313,292)

Total Class IB transactions	175,669,327	80,228,166

Class K
Capital shares sold [ 5,013,376 and 1,039,698 shares, respectively ]	33,393,254	9,404,024
Capital shares issued in reinvestment of dividends and distributions [ 4,743,889 and 11,799,124 shares, respectively ]	32,505,347	97,771,225
Capital shares repurchased [ (9,374,344) and (11,596,170) shares, respectively ]	(66,094,423)	(103,927,668)

Total Class K transactions	(195,822)	3,247,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	197,286,800	87,780,942

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,436,879)	43,903,463
NET ASSETS:
Beginning of year	1,287,071,637	1,243,168,174

End of year	$1,231,634,758	$1,287,071,637

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.29	$8.64	$8.22	$6.74	$8.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.03	0.03	0.09	0.07
Net realized and unrealized gain (loss)	(1.31)	0.75	1.21	1.73	(0.82)

Total from investment operations	(1.25)	0.78	1.24	1.82	(0.75)

Less distributions:
Dividends from net investment income	(0.06)	(0.02)	(0.04)	(0.10)	(0.07)
Distributions from net realized gains	(0.28)	(1.11)	(0.78)	(0.24)	(0.76)

Total dividends and distributions	(0.34)	(1.13)	(0.82)	(0.34)	(0.83)

Net asset value, end of year	$6.70	$8.29	$8.64	$8.22	$6.74

Total return	(15.11)%	9.38%	15.45%	27.24%	(9.43)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$60,037	$48,311	$45,655	$42,215	$32,071
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.15%	1.15%	1.19%
Before waivers (f)	1.22%	1.22%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.84%	0.32%	0.43%	1.17%	0.87%
Before waivers (f)	0.72%	0.20%	0.35%	1.09%	0.83%
Portfolio turnover rate^	14%	16%	21%	7%	20%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.31	$8.66	$8.24	$6.76	$8.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.03	0.03	0.09	0.07
Net realized and unrealized gain (loss)	(1.32)	0.75	1.21	1.73	(0.81)

Total from investment operations	(1.26)	0.78	1.24	1.82	(0.74)

Less distributions:
Dividends from net investment income	(0.06)	(0.02)	(0.04)	(0.10)	(0.07)
Distributions from net realized gains	(0.28)	(1.11)	(0.78)	(0.24)	(0.76)

Total dividends and distributions	(0.34)	(1.13)	(0.82)	(0.34)	(0.83)

Net asset value, end of year	$6.71	$8.31	$8.66	$8.24	$6.76

Total return	(15.20)%	9.35%	15.41%	27.16%	(9.28)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$539,166	$458,875	$396,055	$346,565	$253,137
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.15%	1.15%	1.19%
Before waivers (f)	1.22%	1.22%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.85%	0.31%	0.42%	1.17%	0.88%
Before waivers (f)	0.73%	0.19%	0.35%	1.09%	0.85%
Portfolio turnover rate^	14%	16%	21%	7%	20%

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.30	$8.64	$8.23	$6.74	$8.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.05	0.06	0.11	0.09
Net realized and unrealized gain (loss)	(1.32)	0.76	1.19	1.74	(0.82)

Total from investment operations	(1.24)	0.81	1.25	1.85	(0.73)

Less distributions:
Dividends from net investment income	(0.08)	(0.04)	(0.06)	(0.12)	(0.09)
Distributions from net realized gains	(0.28)	(1.11)	(0.78)	(0.24)	(0.76)

Total dividends and distributions	(0.36)	(1.15)	(0.84)	(0.36)	(0.85)

Net asset value, end of year	$6.70	$8.30	$8.64	$8.23	$6.74

Total return	(15.02)%	9.74%	15.54%	27.68%	(9.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$632,432	$779,886	$801,458	$859,248	$974,562
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.90%	0.90%	0.94%
Before waivers (f)	0.97%	0.97%	0.97%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.13%	0.57%	0.72%	1.47%	1.14%
Before waivers (f)	1.00%	0.45%	0.65%	1.39%	1.11%
Portfolio turnover rate^	14%	16%	21%	7%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(23.79)%	4.74%
MSCI EAFE® Index	(14.45)	3.77

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (23.79)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI EAFE® Index, which returned (14.45)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

An underweight position in both the Consumer Discretionary and Utilities sectors supported relative performance. Within the Consumer Discretionary sector, avoiding poor-performing car makers Toyota Motor Corp. (Japan) and Volkswagen AG (Germany) aided relative performance. Within the Utilities sector, not owning shares of electricity and gas distributor Enel SpA (Italy) supported relative returns.

•

Elsewhere, not owning shares of mail and logistics services provider Deutsche Post AG (Germany), electronics and electrical engineering company Siemens AG (Germany), financial services provider Credit Suisse Group AG (Switzerland), chemicals manufacturer BASF SE (Germany), pharmaceutical firm GlaxoSmithKline plc (United Kingdom) and telecommunication service provider Vodafone Group plc (United Kingdom) supported relative results. Additionally, the Portfolio’s position in pharmaceutical manufacturing company Rohto Pharmaceutical Co. Ltd. (Japan) further strengthened relative returns.

•

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

What hurt performance during the year:

•

An overweight position and stock selection in the Information Technology sector detracted from performance relative to the MSCI EAFE Value Index. Here, the Portfolio’s positions in semiconductor manufacturer Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), simulation software developer ANSYS, Inc. and microchip and electronics manufacturer Samsung Electronics Co. Ltd. (South Korea) weakened relative returns.

•

Security selection within both the Industrials and Materials sectors also weighed on relative results. Within the Industrials sector, holdings of electrical distribution equipment manufacturer Schneider Electric SE (France), electrical and digital building infrastructures manufacturer Legrand SA (France) and industrial and commercial steam systems developer Spirax-Sarco Engineering plc (United Kingdom) held back relative returns. Within the Materials sector, holdings of fragrance and flavor products manufacturer Givaudan SA (Switzerland) and biotech research and development firm Novozymes A/A (Denmark), and not owning shares of mining giant BHP Group Ltd. (Australia) detracted from relative results.

•	Elsewhere, not owning shares of strong-performing global energy and petrochemicals company Shell plc (United Kingdom) further dampened relative returns.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	Market Value	% of Net Assets
Industrials	$209,171,150	20.9%
Information Technology	196,411,302	19.6
Consumer Staples	184,408,932	18.4
Materials	132,119,230	13.2
Financials	97,728,675	9.8
Health Care	63,664,345	6.3
Energy	51,259,668	5.1
Consumer Discretionary	30,908,678	3.1
Real Estate	13,733,685	1.4
Cash and Other	21,535,876	2.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,040.90	$5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.3%)
Glencore plc	1,963,675	$13,113,893
Woodside Energy Group Ltd.	823,641	19,873,900

		32,987,793

Brazil (0.7%)
Wheaton Precious Metals Corp.	191,121	7,466,987

Canada (4.3%)
Agnico Eagle Mines Ltd.	178,523	9,276,867
Franco-Nevada Corp.	244,841	33,375,409

		42,652,276

Denmark (2.6%)
Jyske Bank A/S (Registered)*	71,404	4,638,772
Novozymes A/S, Class B	342,669	17,358,384
Sydbank A/S	91,196	3,841,186

		25,838,342

France (13.3%)
Capgemini SE	48,208	8,047,683
Cie Generale des Etablissements Michelin SCA	206,774	5,751,552
Dassault Systemes SE	244,033	8,749,736
EssilorLuxottica SA	71,003	12,860,073
Legrand SA	329,365	26,379,195
L’Oreal SA	37,730	13,473,463
LVMH Moet Hennessy Louis Vuitton SE	9,734	7,084,395
Pernod Ricard SA	110,804	21,794,614
TotalEnergies SE	458,320	28,774,197

		132,914,908

Germany (10.2%)
adidas AG	48,504	6,617,864
Bayer AG (Registered)	169,913	8,789,514
Beiersdorf AG	87,314	10,019,477
Deutsche Boerse AG	114,118	19,716,239
GEA Group AG	224,376	9,175,002
Henkel AG & Co. KGaA (Preference) (q)	21,842	1,520,217
Knorr-Bremse AG	100,393	5,485,049
LEG Immobilien SE	69,289	4,514,011
SAP SE	136,895	14,124,919
Symrise AG	95,307	10,370,473
TAG Immobilien AG	264,756	1,713,202
Vonovia SE	318,458	7,506,472
Zalando SE (m)*	79,959	2,833,955

		102,386,394

Ireland (2.7%)
Bank of Ireland Group plc	956,690	9,114,391
CRH plc	231,956	9,189,483
Ryanair Holdings plc (ADR)*	112,608	8,418,574

		26,722,448

Israel (0.3%)
Nice Ltd. (ADR)*	17,675	3,398,902

Japan (15.7%)
Chiba Bank Ltd. (The)	953,200	6,987,034
Disco Corp.	22,400	6,443,158
Ezaki Glico Co. Ltd.	164,500	4,537,412
Hachijuni Bank Ltd. (The)	562,400	2,352,618
Hirose Electric Co. Ltd.	139,900	17,695,367
Ito En Ltd.	127,400	4,649,848
Kansai Paint Co. Ltd.	269,400	3,323,366
Kobayashi Pharmaceutical Co. Ltd.	84,900	5,841,565
Kose Corp.	30,000	3,296,251
Lion Corp.	323,100	3,727,319
Mebuki Financial Group, Inc.	1,222,500	3,111,208
Nomura Research Institute Ltd.	345,300	8,195,744
North Pacific Bank Ltd.	843,100	1,638,148
Obic Co. Ltd.	11,000	1,626,867
Omron Corp.	37,100	1,810,618
Resona Holdings, Inc.	1,744,400	9,612,543
Rohto Pharmaceutical Co. Ltd.	819,200	14,481,439
Santen Pharmaceutical Co. Ltd.	524,800	4,294,691
Secom Co. Ltd.	135,100	7,764,853
Shimadzu Corp.	548,100	15,640,312
SMC Corp.	30,200	12,789,668
Sohgo Security Services Co. Ltd.	37,800	1,035,439
Toyo Suisan Kaisha Ltd.	273,500	10,628,238
Yokogawa Electric Corp.	331,000	5,309,014

		156,792,720

Netherlands (2.8%)
ASML Holding NV	10,536	5,681,988
Euronext NV (m)	129,317	9,573,638
Wolters Kluwer NV	126,353	13,222,487

		28,478,113

Portugal (0.3%)
Galp Energia SGPS SA, Class B	193,473	2,611,571

South Korea (2.2%)
Samsung Electronics Co. Ltd.	505,586	22,338,403

Spain (1.4%)
Amadeus IT Group SA*	224,393	11,661,782
CaixaBank SA	568,874	2,236,069

		13,897,851

Sweden (1.4%)
Epiroc AB, Class A	462,539	8,415,361
Svenska Cellulosa AB SCA, Class B	419,486	5,304,454

		13,719,815

Switzerland (8.2%)
Chocoladefabriken Lindt & Spruengli AG	343	3,498,070
Cie Financiere Richemont SA (Registered)	65,348	8,473,720
Geberit AG (Registered)	17,089	8,048,731
Givaudan SA (Registered)	3,230	9,896,274
Julius Baer Group Ltd.	82,268	4,792,034
Schindler Holding AG	62,508	11,755,952
SGS SA (Registered)	5,231	12,163,143
Sika AG (Registered)	34,676	8,314,140
UBS Group AG (Registered)	831,782	15,477,001

		82,419,065

Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	192,742	14,357,352

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
United Kingdom (9.6%)
Croda International plc	64,248	$5,129,500
Diageo plc	440,586	19,441,596
Experian plc	515,263	17,522,942
Hiscox Ltd.	352,108	4,637,794
IMI plc	899,577	14,007,562
Intertek Group plc	203,115	9,905,724
Ocado Group plc*	168,129	1,253,705
Reckitt Benckiser Group plc	237,091	16,492,757
Spirax-Sarco Engineering plc	60,760	7,797,334

		96,188,914

United States (17.4%)
Agilent Technologies, Inc.	70,012	10,477,296
Analog Devices, Inc.	126,864	20,809,502
ANSYS, Inc.*	38,569	9,317,885
Bruker Corp.	142,661	9,750,879
Cadence Design Systems, Inc.*	131,985	21,202,070
Haleon plc*	2,290,916	9,066,295
Nestle SA (Registered)	351,138	40,686,666
Roche Holding AG	55,676	17,491,892
Schneider Electric SE	252,157	35,284,134

		174,086,619

Total Common Stocks (97.8%) (Cost $908,761,736)		979,258,473

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)†
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	147,192

Total Investments in Securities (97.8%) (Cost $908,761,736)		979,405,665
Other Assets Less Liabilities (2.2%)		21,535,876

Net Assets (100%)		$1,000,941,541

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $12,407,593 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$32,987,793	$—	$32,987,793
Brazil	7,466,987	—	—	7,466,987
Canada	42,652,276	—	—	42,652,276
Denmark	—	25,838,342	—	25,838,342
France	—	132,914,908	—	132,914,908
Germany	—	102,386,394	—	102,386,394
Ireland	8,418,574	18,303,874	—	26,722,448
Israel	3,398,902	—	—	3,398,902
Japan	—	156,792,720	—	156,792,720
Netherlands	—	28,478,113	—	28,478,113
Portugal	—	2,611,571	—	2,611,571
South Korea	—	22,338,403	—	22,338,403
Spain	—	13,897,851	—	13,897,851
Sweden	—	13,719,815	—	13,719,815
Switzerland	—	82,419,065	—	82,419,065
Taiwan	14,357,352	—	—	14,357,352

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United Kingdom	$—	$96,188,914	$—	$96,188,914
United States	71,557,632	102,528,987	—	174,086,619
Warrant
Switzerland	—	147,192	—	147,192

Total Assets	$147,851,723	$831,553,942	$—	$979,405,665

Total Liabilities	$—	$—	$—	$—

Total	$147,851,723	$831,553,942	$—	$979,405,665

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$4,770	$4,770

Total	$4,770	$4,770

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(44)	$(44)

Total	$(44)	$(44)

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $346,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$332,986,039
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$307,337,302

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,515,406
Aggregate gross unrealized depreciation	(81,279,188)

Net unrealized appreciation	$70,236,218

Federal income tax cost of investments in securities and derivative instruments, if applicable	$909,169,447

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $908,761,736)	$979,405,665
Cash	19,618,881
Foreign cash (Cost $1,086,657)	1,089,870
Dividends, interest and other receivables	3,433,990
Receivable for securities sold	1,559,877
Receivable for Portfolio shares sold	135,507
Other assets	13,747

Total assets	1,005,257,537

LIABILITIES
Payable for securities purchased	2,755,436
Investment management fees payable	658,115
Payable for Portfolio shares redeemed	532,981
Distribution fees payable - Class IB	215,254
Administrative fees payable	81,830
Accrued expenses	72,380

Total liabilities	4,315,996

NET ASSETS	$1,000,941,541

Net assets were comprised of:
Paid in capital	$926,260,340
Total distributable earnings (loss)	74,681,201

Net assets	$1,000,941,541

Class IB
Net asset value, offering and redemption price per share, $1,000,941,541 / 35,213,781 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.42

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $2,024,491 foreign withholding tax)	$16,185,480
Interest	314,466

Total income	16,499,946

EXPENSES
Investment management fees	8,729,969
Distribution fees - Class IB	2,570,109
Administrative fees	953,146
Custodian fees	163,501
Professional fees	95,337
Printing and mailing expenses	45,104
Trustees’ fees	33,797
Miscellaneous	33,870

Gross expenses	12,624,833
Less: Waiver from investment manager	(816,231)

Net expenses	11,808,602

NET INVESTMENT INCOME (LOSS)	4,691,344

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	39,892,537
Forward foreign currency contracts	4,770
Foreign currency transactions	(47,753)

Net realized gain (loss)	39,849,554

Change in unrealized appreciation (depreciation) on:
Investments in securities	(351,545,081)
Forward foreign currency contracts	(44)
Foreign currency translations	644

Net change in unrealized appreciation (depreciation)	(351,544,481)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(311,694,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(307,003,583)

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,691,344	$2,282,459
Net realized gain (loss)	39,849,554	28,644,218
Net change in unrealized appreciation (depreciation)	(351,544,481)	89,724,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(307,003,583)	120,650,869

Distributions to shareholders:
Class IB	(41,501,945)	(39,230,087)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,716,326 and 2,291,229 shares, respectively ]	82,601,587	85,814,091
Capital shares issued in reinvestment of dividends and distributions [ 1,409,563 and 1,032,385 shares, respectively ]	41,501,945	39,230,087
Capital shares repurchased [ (2,132,476) and (2,152,086) shares, respectively ]	(65,630,147)	(81,476,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	58,473,385	43,567,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	(290,032,143)	124,988,194
NET ASSETS:
Beginning of year	1,290,973,684	1,165,985,490

End of year	$1,000,941,541	$1,290,973,684

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$38.86		$36.38		$30.67		$24.58		$25.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.07		0.11		0.20		(0.01)
Net realized and unrealized gain (loss)	(9.36)		3.62		6.01		6.16		(1.10)

Total from investment operations	(9.22)		3.69		6.12		6.36		(1.11)

Less distributions:
Dividends from net investment income	(0.13)		(0.14)		(0.08)		(0.20)		—
Distributions from net realized gains	(1.09)		(1.07)		(0.33)		(0.07)		—

Total dividends and distributions	(1.22)		(1.21)		(0.41)		(0.27)		—

Net asset value, end of period	$28.42		$38.86		$36.38		$30.67		$24.58

Total return (b)	(23.79)%		10.24%		20.03%		25.88%		(4.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,000,942		$1,290,974		$1,165,985		$1,003,910		$783,554
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.23%		1.22%		1.23%		1.25%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.46%		0.19%		0.34%		0.70%		(0.22	)%(l)
Before waivers (a)(f)	0.38%		0.12%		0.26%		0.60%		(0.36	)%(l)
Portfolio turnover rate^	30%		13%		12%		14%		1	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1148

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(27.04)%	8.29%
Russell Midcap® Growth Index	(26.72)	8.41

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (27.04)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell Midcap® Growth Index, which returned (26.72)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection and, to a lesser extent, an underweight position in the Information Technology sector contributed to performance relative to the Russell Midcap® Growth Index. Within this sector, an overweight position in electronic design automation software provider Cadence Design Systems, Inc. and not owning shares of monitoring and security platform for cloud applications company DataDog, Inc. benefitted relative results.

•

Stock selection and an overweight position in the Financials sector also supported relative returns, led by an overweight position in insurance services provider Arthur J Gallagher & Co. and holdings of securities exchange and data provider NASDAQ, Inc. aided relative performance.

•

Elsewhere, the Portfolio’s overweight positions in auto parts retailer O’Reilly Automotive, Inc., commercial real estate information company CoStar Group Inc. and cosmetic retailer Ulta Beauty, Inc. boosted relative results. Additionally, holding shares of designer and manufacturer of electronic instruments and electromechanical devices AMETEK, Inc. and information services company Wolters Kluwer NV (Netherlands), and the timing of the Portfolio’s ownership in shares of industrial products company IDEX Corp. further helped relative performance.

What hurt performance during the year:

•

Stock selection in the Health Care sector detracted from relative results. Within this sector, the Portfolio’s overweight positions in global medical technology company Masimo Corp. and pharmaceutical research tools company Charles River Laboratories International, Inc. and holdings of clinical research provider ICON plc (Ireland) hindered relative results. Additionally, not holding shares of biopharmaceutical company Alnylam Pharmaceuticals, Inc. further weakened relative results.

•	An underweight position in the Energy sector detracted from relative returns. Within this sector, not owning shares of LNG provider Cheniere Energy, Inc. held back relative returns.

•

Stocks in other sectors that dampened relative returns included the timing of the Portfolio’s ownership in shares of energy technology company Enphase Energy, Inc. Additionally, the Portfolio’s overweight positions in child care and early education provider Bright Horizons Family Solutions, Inc., apparel and home products retailer Burlington Stores, Inc., online dating company Match Group, Inc. and holding shares of analytics services provider Clarivate plc (United Kingdom), weighed on relative performance.

1149

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	25.4%
Information Technology	19.9
Health Care	18.8
Financials	12.1
Consumer Discretionary	11.5
Materials	3.8
Real Estate	2.7
Consumer Staples	1.9
Energy	1.7
Communication Services	1.6
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,033.40	$5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1150

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Entertainment (1.6%)
Take-Two Interactive Software, Inc.*	57,746	$6,013,091

Total Communication Services		6,013,091

Consumer Discretionary (11.5%)
Diversified Consumer Services (1.6%)
Bright Horizons Family Solutions, Inc.*	94,007	5,931,842

Hotels, Restaurants & Leisure (2.5%)
Chipotle Mexican Grill, Inc.*	3,266	4,531,542
Hyatt Hotels Corp., Class A*	52,607	4,758,303

		9,289,845

Specialty Retail (5.7%)
O’Reilly Automotive, Inc.*	13,962	11,784,347
Ulta Beauty, Inc.*	20,329	9,535,724

		21,320,071

Textiles, Apparel & Luxury Goods (1.7%)
Lululemon Athletica, Inc.*	20,553	6,584,770

Total Consumer Discretionary		43,126,528

Consumer Staples (1.9%)
Household Products (1.9%)
Church & Dwight Co., Inc.	90,123	7,264,815

Total Consumer Staples		7,264,815

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Diamondback Energy, Inc.	46,876	6,411,699

Total Energy		6,411,699

Financials (12.1%)
Capital Markets (8.0%)
Morningstar, Inc.	23,534	5,097,229
MSCI, Inc.	30,490	14,183,034
Nasdaq, Inc.	178,495	10,950,668

		30,230,931

Insurance (4.1%)
Arthur J Gallagher & Co.	80,967	15,265,518

Total Financials		45,496,449

Health Care (18.8%)
Biotechnology (2.7%)
Ascendis Pharma A/S (ADR)*	41,076	5,016,612
Legend Biotech Corp. (ADR)*	98,664	4,925,307

		9,941,919

Health Care Equipment & Supplies (2.9%)
STERIS plc	59,197	10,933,094

Life Sciences Tools & Services (13.2%)
Agilent Technologies, Inc.	73,978	11,070,808
ICON plc*	58,093	11,284,565
Mettler-Toledo International, Inc.*	5,269	7,616,076
PerkinElmer, Inc.	56,089	7,864,799
Waters Corp.*	34,857	11,941,311

		49,777,559

Total Health Care		70,652,572

Industrials (25.4%)
Aerospace & Defense (2.3%)
Howmet Aerospace, Inc.	218,792	8,622,593

Commercial Services & Supplies (4.5%)
Copart, Inc.*	138,708	8,445,930
Waste Connections, Inc.	63,458	8,411,992

		16,857,922

Electrical Equipment (5.3%)
AMETEK, Inc.	77,876	10,880,835
Hubbell, Inc.	19,336	4,537,772
Rockwell Automation, Inc.	18,202	4,688,289

		20,106,896

Machinery (2.5%)
IDEX Corp.	41,011	9,364,042

Professional Services (10.8%)
CoStar Group, Inc.*	144,885	11,196,713
Equifax, Inc.	36,190	7,033,888
Verisk Analytics, Inc.	70,883	12,505,179
Wolters Kluwer NV	93,859	9,822,081

		40,557,861

Total Industrials		95,509,314

Information Technology (19.9%)
Electronic Equipment, Instruments & Components (1.2%)
Teledyne Technologies, Inc.*	11,751	4,699,342

IT Services (3.0%)
Gartner, Inc.*	33,877	11,387,415

Semiconductors & Semiconductor Equipment (4.7%)
Enphase Energy, Inc.*	26,547	7,033,893
Monolithic Power Systems, Inc.	30,251	10,697,056

		17,730,949

Software (11.0%)
Black Knight, Inc.*	91,316	5,638,763
Cadence Design Systems, Inc.*	121,501	19,517,921
Nice Ltd. (ADR)*	32,808	6,308,978
Synopsys, Inc.*	30,509	9,741,219

		41,206,881

Total Information Technology		75,024,587

Materials (3.8%)
Construction Materials (3.8%)
Vulcan Materials Co.	81,282	14,233,291

Total Materials		14,233,291

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
SBA Communications Corp. (REIT)	36,921	10,349,326

Total Real Estate		10,349,326

Total Investments in Securities (99.4%) (Cost $301,380,785)		374,081,672
Other Assets Less Liabilities (0.6%)		2,178,366

Net Assets (100%)		$376,260,038

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,013,091	$—	$—	$6,013,091
Consumer Discretionary	43,126,528	—	—	43,126,528
Consumer Staples	7,264,815	—	—	7,264,815
Energy	6,411,699	—	—	6,411,699
Financials	45,496,449	—	—	45,496,449
Health Care	70,652,572	—	—	70,652,572
Industrials	85,687,233	9,822,081	—	95,509,314
Information Technology	75,024,587	—	—	75,024,587
Materials	14,233,291	—	—	14,233,291
Real Estate	10,349,326	—	—	10,349,326

Total Assets	$364,259,591	$9,822,081	$—	$374,081,672

Total Liabilities	$—	$—	$—	$—

Total	$364,259,591	$9,822,081	$—	$374,081,672

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,920,749
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$164,391,130

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,740,092
Aggregate gross unrealized depreciation	(14,040,274)

Net unrealized appreciation	$72,699,818

Federal income tax cost of investments in securities and derivative instruments, if applicable	$301,381,854

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $301,380,785)	$374,081,672
Cash	2,687,996
Receivable for Portfolio shares sold	64,254
Dividends, interest and other receivables	44,268
Other assets	16,586

Total assets	376,894,776

LIABILITIES
Investment management fees payable	235,869
Payable for Portfolio shares redeemed	235,032
Distribution fees payable - Class IB	81,612
Administrative fees payable	31,025
Accrued expenses	51,200

Total liabilities	634,738

NET ASSETS	$376,260,038

Net assets were comprised of:
Paid in capital	$314,378,778
Total distributable earnings (loss)	61,881,260

Net assets	$376,260,038

Class IB
Net asset value, offering and redemption price per share, $376,260,038 / 25,755,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.61

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $28,332 foreign withholding tax)	$2,287,472
Interest	101,272

Total income	2,388,744

EXPENSES
Investment management fees	3,371,310
Distribution fees - Class IB	991,558
Administrative fees	367,812
Professional fees	65,719
Printing and mailing expenses	23,722
Custodian fees	16,200
Trustees’ fees	13,065
Miscellaneous	8,720

Gross expenses	4,858,106
Less: Waiver from investment manager	(501,413)

Net expenses	4,356,693

NET INVESTMENT INCOME (LOSS)	(1,967,949)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(10,825,130)
Foreign currency transactions	(2,091)

Net realized gain (loss)	(10,827,221)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(126,219,355)
Foreign currency translations	(35)

Net change in unrealized appreciation (depreciation)	(126,219,390)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(137,046,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(139,014,560)

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,967,949)	$(3,352,853)
Net realized gain (loss)	(10,827,221)	10,518,438
Net change in unrealized appreciation (depreciation)	(126,219,390)	75,443,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(139,014,560)	82,609,548

Distributions to shareholders:
Class IB	(841,175)	(7,858,063)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,079,928 and 1,965,230 shares, respectively ]	32,218,450	35,330,599
Capital shares issued in reinvestment of distributions [ 58,569 and 402,787 shares, respectively ]	841,175	7,858,063
Capital shares repurchased [ (1,972,654) and (2,494,863) shares, respectively ]	(30,627,365)	(45,466,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,432,260	(2,277,698)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,423,475)	72,473,787
NET ASSETS:
Beginning of year	513,683,513	441,209,726

End of year	$376,260,038	$513,683,513

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$20.07		$17.16		$15.02		$11.06		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.13)		(0.09)		(0.05)		—	#
Net realized and unrealized gain (loss)	(5.35)		3.35		4.29		4.06		(1.08)

Total from investment operations	(5.43)		3.22		4.20		4.01		(1.08)

Less distributions:
Dividends from net investment income	—		—		—		—	#	—	#
Distributions from net realized gains	(0.03)		(0.31)		(2.06)		(0.05)		—

Total dividends and distributions	(0.03)		(0.31)		(2.06)		(0.05)		—	#

Net asset value, end of period	$14.61		$20.07		$17.16		$15.02		$11.06

Total return (b)	(27.04)%		18.83%		29.76%		36.33%		(8.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$376,260		$513,684		$441,210		$347,190		$245,206
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.23%		1.22%		1.24%		1.25%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.50)%		(0.72)%		(0.56)%		(0.33)%		(0.11	)%(l)
Before waivers (a)(f)	(0.62)%		(0.83)%		(0.70)%		(0.48)%		(0.32	)%(l)
Portfolio turnover rate^	41%		9%		40%		113	%(h)	7	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1155

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER.

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(36.29)%	6.37%
S&P North American Technology Sector Index	(35.36)	10.49
S&P 500® Index	(18.11)	10.00

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (36.29)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the S&P North American Technology Sector Index and the S&P 500® Index, which returned (35.36)% and (18.11)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the internet industry benefitted relative performance, led by an underweight position in social networking service provider Meta Platforms, Inc.

•

The Portfolio’s out-of-benchmark exposure to the insurance industry also aided relative performance. Within this sector, the Portfolio’s holdings of insurance services provider Arthur J Gallagher & Co. bolstered relative returns.

•

Stocks in other industries that contributed to relative performance included the Portfolio’s overweight positions in debit and credit transaction processing company Mastercard, Inc., payment processing information solutions provider WEX, Inc. and software giant Microsoft Corp. Additionally, holding shares of online travel company Booking Holdings, Inc., financial services provider The Charles Schwab Corp. and integrated payment and frictionless commerce solutions provider Paya Holdings, Inc. aided relative returns, and the timing of the Portfolio’s ownership in shares of cloud-based e-commerce platform operator Shopify, Inc. also helped in relative terms.

•

The Portfolio’s cash and/or cash equivalents position during the period contributed to relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets fell, as measured by the Portfolio’s benchmark, holding cash aided performance versus the benchmark, which has no cash position.

What hurt performance during the year:

•

Security selection in the electronics industry detracted from performance relative to the S&P North American Technology Sector Index. Here, not owning broadband communications and networking services company Broadcom, Inc. and semiconductor company Texas Instruments, Inc. weighed on the Portfolio’s relative returns.

•

Stock selection and an underweight position in the computer systems industry also weakened relative performance. Within this industry, the Portfolio’s underweight position in computer and personal electronics maker Apple, Inc. and not owning shares of diversified technology products and services company IBM held back relative returns.

•	Stock selection and an overweight position in the specialty stores industry further weighed on relative results, led by the Portfolio’s overweight position in internet retailer Amazon.com, Inc.

•

Elsewhere, an underweight position in digital payments services provider Visa, Inc., and not owning shares of enterprise software products maker Oracle Corp. and cloud based human capital management company Automatic Data Processing, Inc. hindered relative performance. Additionally, an overweight position in global enterprise cloud communications

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and collaboration solutions provider RingCentral, Inc. and holdings of technology services provider Endava plc further dampened relative returns.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	59.6%
Communication Services	13.3
Consumer Discretionary	11.5
Financials	7.8
Investment Company	3.2
Industrials	3.1
Real Estate	0.3
Health Care	0.1
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$928.50	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.51	5.75

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.3%)
Entertainment (1.7%)
Activision Blizzard, Inc.	50,709	$3,881,774
Take-Two Interactive Software, Inc.*	42,835	4,460,409

		8,342,183

Interactive Media & Services (11.0%)
Alphabet, Inc., Class A*	480,612	42,404,397
Meta Platforms, Inc., Class A*	47,486	5,714,465
Pinterest, Inc., Class A*	35,140	853,199
Tencent Holdings Ltd.	109,500	4,685,572

		53,657,633

Media (0.6%)
Charter Communications, Inc., Class A*	8,182	2,774,516

Total Communication Services		64,774,332

Consumer Discretionary (11.4%)
Auto Components (0.6%)
Mobileye Global, Inc., Class A*	86,051	3,016,948

Hotels, Restaurants & Leisure (3.2%)
Booking Holdings, Inc.*	7,658	15,433,015

Internet & Direct Marketing Retail (7.6%)
Amazon.com, Inc.*	441,928	37,121,952

Total Consumer Discretionary		55,571,915

Financials (7.8%)
Capital Markets (4.3%)
Charles Schwab Corp. (The)	77,402	6,444,490
CME Group, Inc.	9,755	1,640,401
FactSet Research Systems, Inc.	2,975	1,193,600
Morningstar, Inc.	11,530	2,497,283
MSCI, Inc.	7,670	3,567,854
S&P Global, Inc.	9,958	3,335,332
Tradeweb Markets, Inc., Class A	33,040	2,145,287

		20,824,247

Insurance (3.5%)
Aon plc, Class A	21,590	6,480,023
Arthur J Gallagher & Co.	54,717	10,316,343

		16,796,366

Total Financials		37,620,613

Health Care (0.1%)
Life Sciences Tools & Services (0.1%)
Maravai LifeSciences Holdings, Inc., Class A*	42,854	613,241

Total Health Care		613,241

Industrials (3.1%)
Industrial Conglomerates (0.7%)
Hitachi Ltd.	72,100	3,675,869

Professional Services (2.4%)
Dun & Bradstreet Holdings, Inc.	234,753	2,878,072
Equifax, Inc.	13,337	2,592,179
TransUnion	26,980	1,531,115
Verisk Analytics, Inc.	25,559	4,509,119

		11,510,485

Total Industrials		15,186,354

Information Technology (59.7%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	24,355	2,955,479

IT Services (22.6%)
Accenture plc, Class A	44,002	11,741,494
Endava plc (ADR)*	48,259	3,691,814
Fidelity National Information Services, Inc.	85,071	5,772,067
FleetCor Technologies, Inc.*	34,236	6,288,468
Gartner, Inc.*	14,959	5,028,318
Global Payments, Inc.	77,957	7,742,689
Mastercard, Inc., Class A	84,841	29,501,761
Nuvei Corp. (Non-Voting) (m)*	31,837	808,978
Paya Holdings, Inc.*	597,738	4,704,198
PayPal Holdings, Inc.*	97,352	6,933,409
Shopify, Inc., Class A*	78,701	2,731,712
TaskUS, Inc., Class A*	55,694	941,229
Thoughtworks Holding, Inc.*	239,754	2,443,093
Visa, Inc., Class A	56,081	11,651,389
WEX, Inc.*	59,890	9,800,999

		109,781,618

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	58,760	3,805,885
Enphase Energy, Inc.*	8,980	2,379,341
KLA Corp.	17,101	6,447,590
Lam Research Corp.	4,945	2,078,383
Marvell Technology, Inc.	158,893	5,885,397
NVIDIA Corp.	81,140	11,857,800

		32,454,396

Software (28.5%)
Adobe, Inc.*	38,406	12,924,771
Asana, Inc., Class A*	7,608	104,762
Atlassian Corp., Class A*	14,036	1,806,153
Black Knight, Inc.*	88,591	5,470,494
Constellation Software, Inc.	3,179	4,963,278
Descartes Systems Group, Inc. (The)*	64,047	4,464,842
Freshworks, Inc., Class A*	34,708	510,555
HubSpot, Inc.*	7,601	2,197,677
Intuit, Inc.	32,389	12,606,447
Microsoft Corp.	263,283	63,140,529
Palo Alto Networks, Inc.*	29,756	4,152,152
Paycor HCM, Inc.*	63,472	1,553,160
Q2 Holdings, Inc.*	40,198	1,080,120
Qualtrics International, Inc., Class A*	44,833	465,367
Rakus Co. Ltd.	66,200	799,000
RingCentral, Inc., Class A*	46,795	1,656,543
Salesforce, Inc.*	77,671	10,298,398
ServiceNow, Inc.*	20,864	8,100,865
Topicus.com, Inc.*	39,537	2,075,839

		138,370,952

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	46,481	6,039,276

Total Information Technology		289,601,721

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
SBA Communications Corp. (REIT)	4,771	$1,337,359

Total Real Estate		1,337,359

Total Common Stocks (95.7%) (Cost $452,528,967)		464,705,535

SHORT-TERM INVESTMENT:
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, IM Shares	15,462,039	15,469,770

Total Short-Term Investment (3.2%) (Cost $15,469,770)		15,469,770

Total Investments in Securities (98.9%) (Cost $467,998,737)		480,175,305
Other Assets Less Liabilities (1.1%)		5,363,159

Net Assets (100%)		$485,538,464

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $808,978 or 0.2% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$60,088,760	$4,685,572	$—	$64,774,332
Consumer Discretionary	55,571,915	—	—	55,571,915
Financials	37,620,613	—	—	37,620,613
Health Care	613,241	—	—	613,241
Industrials	11,510,485	3,675,869	—	15,186,354
Information Technology	288,802,721	799,000	—	289,601,721
Real Estate	1,337,359	—	—	1,337,359
Short-Term Investment
Investment Company	15,469,770	—	—	15,469,770

Total Assets	$471,014,864	$9,160,441	$—	$480,175,305

Total Liabilities	$—	$—	$—	$—

Total	$471,014,864	$9,160,441	$—	$480,175,305

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$158,075,000
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$161,908,720

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,750,280
Aggregate gross unrealized depreciation	(63,090,654)

Net unrealized appreciation	$11,659,626

Federal income tax cost of investments in securities and derivative instruments, if applicable	$468,515,679

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $467,998,737)	$480,175,305
Cash	6,200,000
Receivable for Portfolio shares sold	159,437
Dividends, interest and other receivables	106,357
Other assets	6,755

Total assets	486,647,854

LIABILITIES
Payable for Portfolio shares redeemed	592,682
Investment management fees payable	316,551
Distribution fees payable – Class IB	105,495
Administrative fees payable	40,105
Accrued expenses	54,557

Total liabilities	1,109,390

NET ASSETS	$485,538,464

Net assets were comprised of:
Paid in capital	$482,978,991
Total distributable earnings (loss)	2,559,473

Net assets	$485,538,464

Class IB
Net asset value, offering and redemption price per share, $485,538,464 / 23,535,219 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.63

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $5,922 foreign withholding tax)	$2,523,026
Income from non-cash dividends	202,827
Interest	97,298

Total income	2,823,151

EXPENSES
Investment management fees	4,241,162
Distribution fees – Class IB	1,413,723
Administrative fees	524,017
Professional fees	77,095
Custodian fees	40,400
Printing and mailing expenses	30,640
Trustees’ fees	19,163
Miscellaneous	10,945

Total expenses	6,357,145

NET INVESTMENT INCOME (LOSS)	(3,533,994)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(8,177,920)
Foreign currency transactions	(9,232)

Net realized gain (loss)	(8,187,152)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(260,231,209)
Foreign currency translations	43

Net change in unrealized appreciation (depreciation)	(260,231,166)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(268,418,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(271,952,312)

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,533,994)	$(6,372,376)
Net realized gain (loss)	(8,187,152)	77,541,030
Net change in unrealized appreciation (depreciation)	(260,231,166)	20,226,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(271,952,312)	91,395,575

Distributions to shareholders:
Class IB	(14,845,916)	(65,997,659)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,087,532 and 2,388,276 shares, respectively ]	76,683,740	82,629,896
Capital shares issued in reinvestment of dividends and distributions [ 682,610 and 1,982,347 shares, respectively ]	14,845,916	65,997,659
Capital shares repurchased [ (2,727,395) and (2,623,247) shares, respectively ]	(69,634,718)	(90,487,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,894,938	58,140,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	(264,903,290)	83,538,284
NET ASSETS:
Beginning of year	750,441,754	666,903,470

End of year	$485,538,464	$750,441,754

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$33.36		$32.15		$22.36		$16.46		$18.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.16)		(0.31)		(0.21)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	(11.91)		4.69		10.67		6.03		(1.88)

Total from investment operations	(12.07)		4.38		10.46		5.90		(1.90)

Less distributions:
Dividends from net investment income	—		—		(0.02)		—		—
Distributions from net realized gains	(0.66)		(3.17)		(0.65)		—		—

Total dividends and distributions	(0.66)		(3.17)		(0.67)		—		—

Net asset value, end of period	$20.63		$33.36		$32.15		$22.36		$16.46

Total return (b)	(36.29)%		13.76%		46.83%		35.84%		(10.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$485,538		$750,442		$666,903		$268,121		$188,253
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.12	%(k)	1.13	%(j)	1.14	%(m)	1.14	%(m)
Before waivers (a)(f)	1.13%		1.12%		1.13%		1.16%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.63)%		(0.88)%		(0.77)%		(0.67)%		(0.49	)%(l)
Before waivers (a)(f)	(0.63)%		(0.88)%		(0.77)%		(0.69)%		(0.56	)%(l)
Portfolio turnover rate^	29%		40%		44%		29%		5	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	0.42%	9.34%
Portfolio – Class K Shares*	0.70	9.62
MSCI ACWI Utilities (Net) Index	(4.66)	6.74
S&P 500® Index	(18.11)	10.00

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 0.42% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the MSCI ACWI Utilities (Net) Index and the S&P 500® Index, which returned (4.66)% and (18.11)%, respectively.

Portfolio Highlights

What helped performance during the year:

•

Security selection in the electric utilities industry was a primary factor that contributed to performance relative to the MSCI All Country World Utilities Index. Within this industry, the Portfolio’s overweight positions in utility company PG&E Corp. and energy company Constellation Energy Corp. and the timing of the Portfolio’s overweight position in electricity provider NextEra Energy, Inc. aided relative results. Additionally, the timing of the Portfolio’s ownership in shares of renewable energy solutions provider Orsted A/S (Denmark) and not holding shares of energy company Fortum OYJ (Finland) further supported relative performance.

•

Stock selection in the multi-utilities industry also strengthened relative results. Within this industry, the Portfolio’s overweight position in energy infrastructure company Sempra Energy and underweight positions along with timing in water and waste management services provider Veolia Environnement SA (France) and an underweight position in power and gas company E.ON SE (Germany) bolstered relative returns.

•	Elsewhere, not owning shares of energy company Hong Kong and China Gas Company (Hong Kong) aided relative performance.

•

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, contributed to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

What hurt performance during the year:

•

The Portfolio’s out-of-benchmark allocation to both the diversified telecommunication services and media industries detracted from relative performance. Within the diversified telecommunication services industry, holding shares of telecommunications services provider Cellnex Telecom SA (Spain) held back relative performance. Within the media industry, the Portfolio’s holdings of cable services provider Charter Communications, Inc. hindered relative results.

•

Stocks in other industries that detracted from relative results included holdings of real estate investment trust SBA Communications Corp. and not owning shares of gas distribution company Adani Total Gas (India), energy products and services supplier Consolidated Edison, Inc. and energy company Origin Energy Ltd. (Australia). Additionally, the Portfolio’s underweight positions in power and natural gas distributor Duke Energy Corp. and power & natural gas distributor Xcel Energy, Inc., and overweight positions in renewable energy company EDP Renovaveis SA (Portugal) and gas distributor China Resources Gas Group Ltd. (China) further weighed on relative performance.

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EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Utilities	92.6%
Communication Services	5.0
Real Estate	1.0
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,048.70	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,050.20	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (3.4%)
Cellnex Telecom SA (m)	190,228	$6,296,226
Hellenic Telecommunications Organization SA	77,635	1,212,493

		7,508,719

Media (0.7%)
Charter Communications, Inc., Class A*	4,337	1,470,677

Wireless Telecommunication Services (0.9%)
Rogers Communications, Inc., Class B	45,546	2,131,647

Total Communication Services		11,111,043

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
SBA Communications Corp. (REIT)	8,333	2,335,823

Total Real Estate		2,335,823

Utilities (92.4%)
Electric Utilities (57.8%)
ALLETE, Inc.	32,958	2,126,121
Alliant Energy Corp.	95,430	5,268,690
American Electric Power Co., Inc.	79,781	7,575,206
CLP Holdings Ltd.	240,500	1,754,732
Constellation Energy Corp.	61,829	5,330,278
Edison International	107,262	6,824,008
EDP - Energias de Portugal SA	565,861	2,820,260
Enel SpA	967,826	5,211,127
Energisa SA	138,400	1,158,893
Entergy Corp.	28,503	3,206,588
Equatorial Energia SA	229,100	1,172,457
Evergy, Inc.	72,507	4,562,866
Exelon Corp.	87,755	3,793,649
Iberdrola SA	547,461	6,405,304
NextEra Energy, Inc.	322,504	26,961,334
Orsted A/S (m)	12,902	1,172,487
PG&E Corp.*	823,871	13,396,142
Pinnacle West Capital Corp.	38,894	2,957,500
Portland General Electric Co.	53,634	2,628,066
PPL Corp.	200,491	5,858,347
Southern Co. (The)	153,447	10,957,650
SSE plc	243,215	5,033,875
Xcel Energy, Inc.	40,478	2,837,913

		129,013,493

Gas Utilities (2.0%)
Atmos Energy Corp.	27,281	3,057,382
China Resources Gas Group Ltd.	364,600	1,368,631

		4,426,013

Independent Power and Renewable Electricity Producers (8.4%)
AES Corp. (The)	169,386	4,871,541
EDP Renovaveis SA	294,708	6,492,376
RWE AG	164,988	7,345,269

		18,709,186

Multi-Utilities (24.2%)
Ameren Corp.	74,465	6,621,428
CenterPoint Energy, Inc.	119,874	3,595,021
Dominion Energy, Inc.	191,511	11,743,455
DTE Energy Co.	70,574	8,294,562
E.ON SE	447,409	4,470,323
National Grid plc	301,561	3,636,243
Public Service Enterprise Group, Inc.	53,036	3,249,516
Sempra Energy	66,562	10,286,491
Veolia Environnement SA	87,299	2,242,781

		54,139,820

Total Utilities		206,288,512

Total Common Stocks (98.4%) (Cost $181,032,791)		219,735,378

CONVERTIBLE PREFERRED STOCK:
Utilities (0.2%)
Electric Utilities (0.2%)
NextEra Energy, Inc. 5.279%	10,600	537,420

Total Convertible Preferred Stock (0.2%) (Cost $469,310)		537,420

Total Investments in Securities (98.6%) (Cost $181,502,101)		220,272,798
Other Assets Less Liabilities (1.4%)		3,033,787

Net Assets (100%)		$223,306,585

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $7,468,713 or 3.3% of net assets.

Country Diversification As a Percentage of Total Net Assets
Brazil	1.0%
Canada	1.0
China	0.6
Denmark	0.5
France	1.0
Germany	5.3
Greece	0.5
Hong Kong	0.8
Italy	2.3
Portugal	1.3
Spain	8.6
United Kingdom	3.9
United States	71.8
Cash and Other	1.4

100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,856,083	USD	2,840,812	BNP Paribas	1/20/2023	220,017
EUR	376,366	USD	389,542	State Street Bank & Trust	1/20/2023	13,805
GBP	5,342	USD	6,162	Brown Brothers Harriman & Co.	1/20/2023	298
GBP	579,930	USD	656,231	State Street Bank & Trust	1/20/2023	45,192
USD	14,155	CAD	19,061	HSBC Bank plc	1/20/2023	76
USD	584,438	GBP	476,118	Brown Brothers Harriman & Co.	1/20/2023	8,576
USD	47,477	GBP	38,799	HSBC Bank plc	1/20/2023	549

Total unrealized appreciation						288,513

GBP	203,260	USD	247,968	Merrill Lynch International	1/20/2023	(2,125)
USD	1,032,960	CAD	1,421,356	HSBC Bank plc	1/20/2023	(16,869)
USD	10,704	CAD	14,611	Merrill Lynch International	1/20/2023	(88)
USD	242,318	CAD	330,582	Morgan Stanley	1/20/2023	(1,854)
USD	218,734	EUR	207,319	Brown Brothers Harriman & Co.	1/20/2023	(3,447)
USD	375,586	EUR	359,754	Citibank NA	1/20/2023	(9,957)
USD	636,809	EUR	642,237	HSBC Bank plc	1/20/2023	(51,468)
USD	23,870,174	EUR	24,249,928	Merrill Lynch International	1/20/2023	(2,118,181)
USD	3,964,506	EUR	3,843,161	State Street Bank & Trust	1/20/2023	(154,164)
USD	522,671	GBP	462,422	Morgan Stanley	1/20/2023	(36,626)
USD	5,026,852	GBP	4,474,376	State Street Bank & Trust	1/20/2023	(384,884)

Total unrealized depreciation						(2,779,663)

Net unrealized depreciation						(2,491,150)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,602,324	$7,508,719	$—	$11,111,043
Real Estate	2,335,823	—	—	2,335,823
Utilities	156,003,754	50,284,758	—	206,288,512
Convertible Preferred Stock
Utilities	537,420	—	—	537,420
Forward Currency Contracts	—	288,513	—	288,513

Total Assets	$162,479,321	$58,081,990	$—	$220,561,311

Liabilities:
Forward Currency Contracts	$—	$(2,779,663)	$—	$(2,779,663)

Total Liabilities	$—	$(2,779,663)	$—	$(2,779,663)

Total	$162,479,321	$55,302,327	$—	$217,781,648

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$288,513

Total		$288,513

	Liability Derivatives
Foreign exchange contracts	Payables	$(2,779,663)

Total		$(2,779,663)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$5,934,176	$5,934,176

Total	$5,934,176	$5,934,176

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(3,058,811)	$(3,058,811)

Total	$(3,058,811)	$(3,058,811)

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $37,780,000 during the year ended December 31, 2022.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$220,017	$—	$—	$220,017
Brown Brothers Harriman & Co.	8,874	(3,447)	—	5,427
HSBC Bank plc	625	(625)	—	—
State Street Bank & Trust	58,997	(58,997)	—	—

Total	$288,513	$(63,069)	$—	$225,444

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Brown Brothers Harriman & Co.	$3,447	$(3,447)	$—	$—
Citibank NA	9,957	—	—	9,957
HSBC Bank plc	68,337	(625)	—	67,712
Merrill Lynch International	2,120,394	—	(2,030,000)	90,394
Morgan Stanley	38,480	—	—	38,480
State Street Bank & Trust	539,048	(58,997)	—	480,051

Total	$2,779,663	$(63,069)	$(2,030,000)	$686,594

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$71,062,884
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$61,297,533

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,676,048
Aggregate gross unrealized depreciation	(7,323,398)

Net unrealized appreciation	$36,352,650

Federal income tax cost of investments in securities and derivative instruments, if applicable	$181,428,998

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $181,502,101)	$220,272,798
Cash	3,273,030
Cash held as collateral for forward foreign currency contracts	2,030,000
Dividends, interest and other receivables	469,012
Unrealized appreciation on forward foreign currency contracts	288,513
Receivable for Portfolio shares sold	88,047
Other assets	2,207

Total assets	226,423,607

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	2,779,663
Investment management fees payable	120,873
Payable for Portfolio shares redeemed	72,542
Distribution fees payable – Class IB	47,628
Foreign currency overdraft payable	24,520
Administrative fees payable	18,111
Accrued expenses	53,685

Total liabilities	3,117,022

NET ASSETS	$223,306,585

Net assets were comprised of:
Paid in capital	$186,512,325
Total distributable earnings (loss)	36,794,260

Net assets	$223,306,585

Class IB
Net asset value, offering and redemption price per share, $223,242,695 / 6,154,437 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.27

Class K
Net asset value, offering and redemption price per share, $63,890 / 1,724 shares outstanding (unlimited amount authorized: $0.01 par value)†	$37.07

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $160,800 foreign withholding tax)	$5,125,684
Income from non-cash dividends	305,598
Interest	45,026

Total income	5,476,308

EXPENSES
Investment management fees	1,590,722
Distribution fees – Class IB	544,610
Administrative fees	202,271
Professional fees	70,444
Custodian fees	53,500
Printing and mailing expenses	17,815
Trustees’ fees	6,841
Miscellaneous	13,663

Gross expenses	2,499,866
Less: Waiver from investment manager	(212,569)

Net expenses	2,287,297

NET INVESTMENT INCOME (LOSS)	3,189,011

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,183,058
Forward foreign currency contracts	5,934,176
Foreign currency transactions	(27,616)

Net realized gain (loss)	14,089,618

Change in unrealized appreciation (depreciation) on:
Investments in securities	(13,192,719)
Forward foreign currency contracts	(3,058,811)
Foreign currency translations	(4,957)

Net change in unrealized appreciation (depreciation)	(16,256,487)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,166,869)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,022,142

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,189,011	$3,915,668
Net realized gain (loss)	14,089,618	4,231,133
Net change in unrealized appreciation (depreciation)	(16,256,487)	19,044,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,022,142	27,191,680

Distributions to shareholders:
Class IB	(17,396,276)	(6,467,358)
Class K	(4,972)	(1,948)

Total distributions to shareholders	(17,401,248)	(6,469,306)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 765,286 and 389,904 shares, respectively ]	29,393,951	14,351,900
Capital shares issued in reinvestment of dividends and distributions [ 468,140 and 169,355 shares, respectively ]	17,396,276	6,467,358
Capital shares repurchased [ (699,131) and (656,200) shares, respectively ]	(26,842,109)	(24,123,962)

Total Class IB transactions	19,948,118	(3,304,704)

Class K
Capital shares sold [ 34 and 37 shares, respectively ]	1,314	1,415
Capital shares issued in reinvestment of dividends and distributions [ 131 and 50 shares, respectively ]	4,972	1,948
Capital shares repurchased [ (43) and (44) shares, respectively ]	(1,675)	(1,657)

Total Class K transactions	4,611	1,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,952,729	(3,302,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,573,623	17,419,376
NET ASSETS:
Beginning of year	219,732,962	202,313,586

End of year	$223,306,585	$219,732,962

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$39.09		$35.38		$34.75		$28.70		$29.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.56		0.70		0.57		0.66		0.12
Net realized and unrealized gain (loss)	(0.33)		4.20		1.32		6.40		(1.11)

Total from investment operations	0.23		4.90		1.89		7.06		(0.99)

Less distributions:
Dividends from net investment income	(1.72)		(0.46)		(0.63)		(0.81)		(0.15)
Distributions from net realized gains	(1.33)		(0.73)		(0.56)		(0.20)		—
Return of capital	—		—		(0.07)		—		—

Total dividends and distributions	(3.05)		(1.19)		(1.26)		(1.01)		(0.15)

Net asset value, end of period	$36.27		$39.09		$35.38		$34.75		$28.70

Total return (b)	0.42%		13.92%		5.55%		24.69%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,243		$219,669		$202,257		$206,297		$169,124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.15%		1.15%		1.17%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%		1.90%		1.74%		1.99%		2.11	%(l)
Before waivers (a)(f)	1.37%		1.80%		1.62%		1.86%		1.97	%(l)
Portfolio turnover rate^	29%		19%		36%		30%		10	%(z)

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class K	2022		2021		2020		2019
Net asset value, beginning of period	$39.87		$36.05		$35.38		$29.20		$30.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.67		0.81		0.67		0.75		0.14
Net realized and unrealized gain (loss)	(0.33)		4.28		1.34		6.52		(1.14)

Total from investment operations	0.34		5.09		2.01		7.27		(1.00)

Less distributions:
Dividends from net investment income	(1.81)		(0.54)		(0.69)		(0.89)		(0.16)
Distributions from net realized gains	(1.33)		(0.73)		(0.56)		(0.20)		—
Return of capital	—		—		(0.09)		—		—

Total dividends and distributions	(3.14)		(1.27)		(1.34)		(1.09)		(0.16)

Net asset value, end of period	$37.07		$39.87		$36.05		$35.38		$29.20

Total return (b)	0.70%		14.20%		5.80%		25.01%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64		$64		$56		$53		$43
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.90%		0.90%		0.92%		0.93%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%		2.15%		1.99%		2.24%		2.36	%(l)
Before waivers (a)(f)	1.62%		2.05%		1.86%		2.11%		2.23	%(l)
Portfolio turnover rate^	29%		19%		36%		30%		10	%(z)

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1173

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(13.65)%	5.98%	10.02%
Portfolio – Class IB Shares	(13.60)	5.99	10.02
Portfolio – Class K Shares	(13.37)	6.25	10.29
S&P MidCap 400® Index	(13.06)	6.71	10.78

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (13.60)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P MidCap 400® Index, which returned (13.06)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were Steel Dynamics, Inc., First Solar, Inc., Fair Isaac Corp. (FICO), EQT Corp. and First Horizon Corp.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Consumer Discretionary, Technology, Real Estate, Industrials and Health Care.

•	The stocks that detracted most from performance were Trex Co., Inc., Synaptics, Inc., Medical Properties Trust, Inc., Syneos Health, Inc. and Masimo Corp.

Sector Weightings as of December 31, 2022	% of Net Assets
Industrials	19.6%
Financials	15.0
Consumer Discretionary	13.9
Information Technology	11.9
Health Care	10.1
Real Estate	8.1
Materials	6.5
Utilities	4.0
Consumer Staples	4.0
Energy	3.9
Communication Services	2.0
Repurchase Agreements	1.5
Investment Company	0.1
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1174

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,076.60	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.36
Class IB
Actual	1,000.00	1,076.90	3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.36
Class K
Actual	1,000.00	1,078.40	2.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.14	2.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.66%, 0.66% and 0.41%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Parent, Inc.*	227,083	$5,786,075
Iridium Communications, Inc.*	127,970	6,577,658

		12,363,733

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	44,102	3,021,869

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	106,725	1,918,915
Ziff Davis, Inc.*	48,067	3,802,100

		5,721,015

Media (1.0%)
Cable One, Inc.	4,912	3,496,657
John Wiley & Sons, Inc., Class A	43,735	1,752,024
New York Times Co. (The), Class A	167,687	5,443,120
Nexstar Media Group, Inc., Class A	38,407	6,722,377
TEGNA, Inc.	225,773	4,784,130

		22,198,308

Total Communication Services		43,304,925

Consumer Discretionary (13.9%)
Auto Components (1.4%)
Adient plc (x)*	96,570	3,350,013
Dana, Inc.	129,947	1,966,098
Fox Factory Holding Corp.*	43,050	3,927,452
Gentex Corp.	238,927	6,515,539
Goodyear Tire & Rubber Co. (The)*	288,100	2,924,215
Lear Corp.	60,201	7,466,128
Visteon Corp.*	28,665	3,750,242

		29,899,687

Automobiles (0.5%)
Harley-Davidson, Inc.	135,491	5,636,425
Thor Industries, Inc. (x)	54,677	4,127,567

		9,763,992

Diversified Consumer Services (1.1%)
Graham Holdings Co., Class B	3,910	2,362,461
Grand Canyon Education, Inc.*	31,240	3,300,818
H&R Block, Inc.	158,348	5,781,286
Service Corp. International	156,655	10,831,127

		22,275,692

Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.	80,794	4,405,697
Choice Hotels International, Inc.	28,229	3,179,714
Churchill Downs, Inc.	33,525	7,088,191
Cracker Barrel Old Country Store, Inc.	22,579	2,139,134
Light & Wonder, Inc.*	95,409	5,590,967
Marriott Vacations Worldwide Corp.	39,030	5,253,048
Papa John’s International, Inc.	32,744	2,695,159
Penn Entertainment, Inc.*	157,991	4,692,333
Texas Roadhouse, Inc.	68,155	6,198,697
Travel + Leisure Co.	82,787	3,013,447
Wendy’s Co. (The)	173,578	3,928,070
Wingstop, Inc.	30,471	4,193,419
Wyndham Hotels & Resorts, Inc.	89,960	6,415,048

		58,792,924

Household Durables (1.4%)
Helen of Troy Ltd.*	24,435	2,710,086
KB Home	84,051	2,677,024
Leggett & Platt, Inc.	135,033	4,352,113
Taylor Morrison Home Corp., Class A*	110,354	3,349,244
Tempur Sealy International, Inc.	174,151	5,978,604
Toll Brothers, Inc.	107,349	5,358,862
TopBuild Corp.*	32,565	5,096,097

		29,522,030

Leisure Products (1.1%)
Brunswick Corp.	73,850	5,323,108
Mattel, Inc.*	360,966	6,439,634
Polaris, Inc.	55,491	5,604,591
Topgolf Callaway Brands Corp.*	141,204	2,788,779
YETI Holdings, Inc.*	87,846	3,628,918

		23,785,030

Multiline Retail (0.6%)
Kohl’s Corp.	118,798	2,999,650
Macy’s, Inc.	276,010	5,699,606
Nordstrom, Inc. (x)	113,456	1,831,180
Ollie’s Bargain Outlet Holdings, Inc.*	59,287	2,777,003

		13,307,439

Specialty Retail (2.8%)
AutoNation, Inc.*	34,839	3,738,225
Dick’s Sporting Goods, Inc.	56,633	6,812,384
Five Below, Inc.*	56,536	9,999,522
Foot Locker, Inc.	80,776	3,052,525
GameStop Corp., Class A (x)*	257,442	4,752,379
Gap, Inc. (The)	214,852	2,423,531
Lithia Motors, Inc., Class A	27,845	5,700,985
Murphy USA, Inc.	21,172	5,918,421
RH (x)*	19,575	5,230,244
Victoria’s Secret & Co.*	82,751	2,960,831
Williams-Sonoma, Inc.	67,947	7,808,469

		58,397,516

Textiles, Apparel & Luxury Goods (2.2%)
Capri Holdings Ltd.*	131,179	7,519,180
Carter’s, Inc.	38,869	2,900,016
Columbia Sportswear Co.	36,061	3,158,223
Crocs, Inc.*	62,889	6,819,054
Deckers Outdoor Corp.*	26,958	10,760,555
Hanesbrands, Inc.	355,412	2,260,420
PVH Corp.	66,429	4,689,223
Skechers USA, Inc., Class A*	136,698	5,734,481
Under Armour, Inc., Class A*	192,184	1,952,590
Under Armour, Inc., Class C*	200,674	1,790,012

		47,583,754

Total Consumer Discretionary		293,328,064

Consumer Staples (4.0%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	9,602	3,164,051
Celsius Holdings, Inc.*	41,148	4,281,038

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Coca-Cola Consolidated, Inc.	4,689	$2,402,456

		9,847,545

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club Holdings, Inc.*	137,571	9,101,698
Casey’s General Stores, Inc.	37,946	8,513,185
Grocery Outlet Holding Corp.*	90,164	2,631,887
Performance Food Group Co.*	158,557	9,258,143
Sprouts Farmers Market, Inc.*	107,813	3,489,907

		32,994,820

Food Products (1.5%)
Darling Ingredients, Inc.*	163,240	10,217,192
Flowers Foods, Inc.	195,690	5,624,131
Ingredion, Inc.	66,770	6,538,786
Lancaster Colony Corp.	20,206	3,986,644
Pilgrim’s Pride Corp.*	45,761	1,085,908
Post Holdings, Inc.*	55,388	4,999,321

		32,451,982

Household Products (0.1%)
Energizer Holdings, Inc.	67,495	2,264,457

Personal Products (0.3%)
BellRing Brands, Inc.*	137,953	3,537,115
Coty, Inc., Class A*	372,320	3,187,059

		6,724,174

Total Consumer Staples		84,282,978

Energy (3.9%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	203,053	5,886,507
NOV, Inc.	400,081	8,357,692

		14,244,199

Oil, Gas & Consumable Fuels (3.2%)
Antero Midstream Corp.	341,143	3,680,933
Antero Resources Corp.*	281,240	8,715,628
CNX Resources Corp.*	183,820	3,095,529
DT Midstream, Inc.	98,543	5,445,486
Equitrans Midstream Corp.	440,797	2,953,340
HF Sinclair Corp.	136,981	7,107,944
Matador Resources Co.	114,333	6,544,421
Murphy Oil Corp.	148,834	6,401,350
PBF Energy, Inc., Class A	116,412	4,747,281
PDC Energy, Inc.	93,852	5,957,725
Range Resources Corp.	246,112	6,157,722
Southwestern Energy Co.*	1,124,020	6,575,517

		67,382,876

Total Energy		81,627,075

Financials (15.0%)
Banks (7.1%)
Associated Banc-Corp.	153,144	3,536,095
Bank of Hawaii Corp.	40,755	3,160,958
Bank OZK	112,747	4,516,645
Cadence Bank	185,824	4,582,420
Cathay General Bancorp	75,792	3,091,556
Commerce Bancshares, Inc.	116,155	7,906,671
Cullen/Frost Bankers, Inc.	65,491	8,756,147
East West Bancorp, Inc.	143,558	9,460,472
First Financial Bankshares, Inc.	132,209	4,547,990
First Horizon Corp.	546,549	13,390,450
FNB Corp.	357,281	4,662,517
Fulton Financial Corp.	170,596	2,871,131
Glacier Bancorp, Inc.	112,819	5,575,515
Hancock Whitney Corp.	87,280	4,223,479
Home BancShares, Inc.	193,207	4,403,187
International Bancshares Corp.	53,775	2,460,744
Old National Bancorp	298,315	5,363,704
PacWest Bancorp	119,990	2,753,770
Pinnacle Financial Partners, Inc.	77,871	5,715,731
Prosperity Bancshares, Inc.	93,001	6,759,313
Synovus Financial Corp.	148,152	5,563,108
Texas Capital Bancshares, Inc.*	50,823	3,065,135
UMB Financial Corp.	44,287	3,698,850
Umpqua Holdings Corp.	221,073	3,946,153
United Bankshares, Inc.	137,153	5,553,325
Valley National Bancorp	428,061	4,841,370
Washington Federal, Inc.	66,540	2,232,417
Webster Financial Corp.	177,232	8,390,163
Wintrust Financial Corp.	61,891	5,231,027

		150,260,043

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	38,367	6,078,484
Evercore, Inc., Class A	36,393	3,969,748
Federated Hermes, Inc., Class B	86,103	3,126,400
Interactive Brokers Group, Inc., Class A	104,778	7,580,688
Janus Henderson Group plc	134,981	3,174,753
Jefferies Financial Group, Inc.	185,378	6,354,758
SEI Investments Co.	104,367	6,084,596
Stifel Financial Corp.	108,250	6,318,553

		42,687,980

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	38,213	3,321,092
Navient Corp.	107,738	1,772,290
SLM Corp.	254,831	4,230,194

		9,323,576

Diversified Financial Services (0.3%)
Voya Financial, Inc. (x)	98,973	6,085,850

Insurance (4.0%)
American Financial Group, Inc.	71,112	9,762,255
Brighthouse Financial, Inc.*	70,411	3,609,972
CNO Financial Group, Inc.	116,522	2,662,528
First American Financial Corp.	105,460	5,519,776
Hanover Insurance Group, Inc. (The)	36,221	4,894,544
Kemper Corp.	65,068	3,201,346
Kinsale Capital Group, Inc.	21,949	5,740,102
Old Republic International Corp.	288,245	6,961,117
Primerica, Inc.	37,582	5,329,879
Reinsurance Group of America, Inc.	68,075	9,672,777
RenaissanceRe Holdings Ltd.	44,512	8,200,446
RLI Corp.	41,135	5,399,791
Selective Insurance Group, Inc.	61,392	5,439,945
Unum Group	190,468	7,814,902

		84,209,380

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	476,532	$10,045,295

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	109,702	4,265,214
MGIC Investment Corp.	302,527	3,932,851
New York Community Bancorp, Inc.	692,890	5,958,854

		14,156,919

Total Financials		316,769,043

Health Care (10.1%)
Biotechnology (2.0%)
Arrowhead Pharmaceuticals, Inc.*	107,810	4,372,774
Exelixis, Inc.*	328,536	5,269,717
Halozyme Therapeutics, Inc.*	137,718	7,836,154
Neurocrine Biosciences, Inc.*	97,915	11,694,968
United Therapeutics Corp.*	46,422	12,909,494

		42,083,107

Health Care Equipment & Supplies (3.5%)
Enovis Corp.*	48,533	2,597,486
Envista Holdings Corp.*	166,065	5,591,409
Globus Medical, Inc., Class A*	78,846	5,855,892
Haemonetics Corp.*	51,546	4,054,093
ICU Medical, Inc.*	20,519	3,231,332
Inari Medical, Inc.*	49,182	3,126,008
Integra LifeSciences Holdings Corp.*	74,007	4,149,573
Lantheus Holdings, Inc.*	70,107	3,572,653
LivaNova plc*	54,515	3,027,763
Masimo Corp.*	49,256	7,287,425
Neogen Corp. (x)*	220,111	3,352,291
Omnicell, Inc.*	45,477	2,292,950
Penumbra, Inc.*	38,683	8,605,420
QuidelOrtho Corp.*	54,488	4,667,987
Shockwave Medical, Inc.*	36,812	7,568,915
STAAR Surgical Co.*	49,099	2,383,265
Tandem Diabetes Care, Inc.*	65,490	2,943,776

		74,308,238

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	92,663	7,628,018
Amedisys, Inc.*	33,094	2,764,673
Chemed Corp.	15,146	7,730,973
Encompass Health Corp.	101,637	6,078,909
HealthEquity, Inc.*	86,097	5,307,019
LHC Group, Inc.*	31,603	5,109,889
Option Care Health, Inc.*	157,480	4,738,573
Patterson Cos., Inc.	88,233	2,473,171
Progyny, Inc.*	76,629	2,386,993
R1 RCM, Inc. (x)*	139,995	1,532,945
Tenet Healthcare Corp.*	110,126	5,373,048

		51,124,211

Life Sciences Tools & Services (1.5%)
Azenta, Inc.*	76,410	4,448,590
Bruker Corp.	101,869	6,962,746
Medpace Holdings, Inc.*	25,658	5,450,016
Repligen Corp.*	52,594	8,904,690
Sotera Health Co.*	100,568	837,732
Syneos Health, Inc.*	104,810	3,844,431

		30,448,205

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	64,133	10,217,028
Perrigo Co. plc	137,134	4,674,898

		14,891,926

Total Health Care		212,855,687

Industrials (19.6%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	68,860	11,425,940
Curtiss-Wright Corp.	39,018	6,515,616
Hexcel Corp.	85,730	5,045,211
Mercury Systems, Inc.*	59,056	2,642,165
Woodward, Inc.	61,279	5,920,164

		31,549,096

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	120,837	5,158,531

Airlines (0.1%)
JetBlue Airways Corp.*	329,877	2,137,603

Building Products (2.6%)
Builders FirstSource, Inc.*	149,902	9,725,642
Carlisle Cos., Inc.	52,675	12,412,864
Fortune Brands Innovations, Inc.	129,773	7,411,336
Lennox International, Inc.	32,848	7,858,227
Owens Corning	95,188	8,119,536
Simpson Manufacturing Co., Inc.	43,387	3,846,691
Trex Co., Inc.*	111,771	4,731,267

		54,105,563

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	47,310	2,541,020
Clean Harbors, Inc.*	51,221	5,845,341
IAA, Inc.*	136,243	5,449,720
MSA Safety, Inc.	37,529	5,411,306
Stericycle, Inc.*	93,892	4,684,272
Tetra Tech, Inc.	53,963	7,834,888

		31,766,547

Construction & Engineering (2.2%)
AECOM	142,237	12,080,189
Dycom Industries, Inc.*	30,004	2,808,374
EMCOR Group, Inc.	48,538	7,188,963
Fluor Corp.*	144,720	5,015,995
MasTec, Inc.*	60,055	5,124,493
MDU Resources Group, Inc.	207,118	6,283,960
Valmont Industries, Inc.	21,729	7,185,129

		45,687,103

Electrical Equipment (2.1%)
Acuity Brands, Inc.	32,754	5,424,390
EnerSys	41,587	3,070,784
Hubbell, Inc.	54,702	12,837,465
nVent Electric plc	169,673	6,527,320
Regal Rexnord Corp.	67,377	8,083,893
SunPower Corp. (x)*	86,931	1,567,366
Sunrun, Inc.*	217,051	5,213,565
Vicor Corp.*	22,703	1,220,286

		43,945,069

See Notes to Financial Statements.

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Machinery (4.7%)
AGCO Corp.	63,064	$8,746,346
Chart Industries, Inc.*	42,555	4,903,613
Crane Holdings Co.	48,607	4,882,573
Donaldson Co., Inc.	124,729	7,342,796
Esab Corp.	52,623	2,469,071
Flowserve Corp.	133,117	4,084,030
Graco, Inc.	171,651	11,545,246
ITT, Inc.	84,232	6,831,215
Kennametal, Inc.	82,068	1,974,556
Lincoln Electric Holdings, Inc.	58,808	8,497,168
Middleby Corp. (The)*	54,883	7,348,834
Oshkosh Corp.	66,606	5,873,983
Terex Corp.	68,750	2,937,000
Timken Co. (The)	67,424	4,764,854
Toro Co. (The)	106,134	12,014,369
Watts Water Technologies, Inc., Class A	27,791	4,063,878

		98,279,532

Marine (0.2%)
Kirby Corp.*	61,006	3,925,736

Professional Services (1.8%)
ASGN, Inc.*	50,825	4,141,221
CACI International, Inc., Class A*	23,933	7,194,020
FTI Consulting, Inc.*	35,061	5,567,687
Insperity, Inc.	36,319	4,125,838
KBR, Inc.	139,737	7,378,114
ManpowerGroup, Inc.	51,494	4,284,816
Science Applications International Corp.	56,150	6,228,719

		38,920,415

Road & Rail (1.7%)
Avis Budget Group, Inc.*	25,341	4,154,150
Knight-Swift Transportation Holdings, Inc.	163,673	8,578,102
Landstar System, Inc.	36,591	5,960,674
RXO, Inc.*	117,246	2,016,631
Ryder System, Inc.	51,182	4,277,280
Saia, Inc.*	26,953	5,651,505
Werner Enterprises, Inc.	59,867	2,410,246
XPO, Inc.*	115,963	3,860,408

		36,908,996

Trading Companies & Distributors (1.0%)
GATX Corp.	35,853	3,812,608
MSC Industrial Direct Co., Inc., Class A	48,095	3,929,362
Univar Solutions, Inc.*	166,189	5,284,810
Watsco, Inc.	33,880	8,449,672

		21,476,452

Total Industrials		413,860,643

Information Technology (11.9%)
Communications Equipment (0.8%)
Calix, Inc.*	57,989	3,968,187
Ciena Corp.*	150,886	7,692,168
Lumentum Holdings, Inc. (x)*	69,463	3,623,885
Viasat, Inc.*	76,987	2,436,639

		17,720,879

Electronic Equipment, Instruments & Components (3.1%)
Arrow Electronics, Inc.*	62,648	6,551,101
Avnet, Inc.	93,212	3,875,755
Belden, Inc.	43,599	3,134,768
Cognex Corp.	176,133	8,297,626
Coherent Corp.*	141,259	4,958,191
IPG Photonics Corp.*	32,747	3,100,158
Jabil, Inc.	137,133	9,352,471
Littelfuse, Inc.	25,215	5,552,343
National Instruments Corp.	132,988	4,907,257
Novanta, Inc.*	36,352	4,939,146
TD SYNNEX Corp.	42,821	4,055,577
Vishay Intertechnology, Inc.	131,968	2,846,550
Vontier Corp.	160,919	3,110,564

		64,681,507

IT Services (2.0%)
Concentrix Corp.	43,154	5,746,387
Euronet Worldwide, Inc.*	47,987	4,529,013
ExlService Holdings, Inc.*	33,678	5,706,064
Genpact Ltd.	171,720	7,954,070
Kyndryl Holdings, Inc.*	207,892	2,311,759
Maximus, Inc.	61,673	4,522,481
Western Union Co. (The)	393,324	5,416,071
WEX, Inc.*	44,401	7,266,224

		43,452,069

Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc.*	66,250	1,988,825
Amkor Technology, Inc.	102,300	2,453,154
Cirrus Logic, Inc.*	56,081	4,176,913
Lattice Semiconductor Corp.*	139,598	9,057,118
MACOM Technology Solutions Holdings, Inc.*	52,045	3,277,794
MKS Instruments, Inc.	58,256	4,936,031
Power Integrations, Inc.	58,258	4,178,264
Silicon Laboratories, Inc.*	33,900	4,599,213
SiTime Corp. (x)*	16,378	1,664,332
Synaptics, Inc.*	40,610	3,864,448
Universal Display Corp.	44,264	4,782,283
Wolfspeed, Inc.*	126,514	8,734,526

		53,712,901

Software (3.2%)
ACI Worldwide, Inc.*	114,455	2,632,465
Aspen Technology, Inc.*	29,582	6,076,143
Blackbaud, Inc.*	45,428	2,673,892
CommVault Systems, Inc.*	45,357	2,850,234
Dynatrace, Inc.*	205,229	7,860,271
Envestnet, Inc.*	56,351	3,476,857
Fair Isaac Corp.*	25,440	15,227,875
Manhattan Associates, Inc.*	63,553	7,715,334
NCR Corp.*	139,945	3,276,112
Paylocity Holding Corp.*	41,963	8,151,732
Qualys, Inc.*	35,210	3,951,618
Teradata Corp.*	103,686	3,490,071

		67,382,604

Technology Hardware, Storage & Peripherals (0.3%)
Super Micro Computer, Inc.*	46,901	3,850,572
Xerox Holdings Corp.	114,109	1,665,992

		5,516,564

Total Information Technology		252,466,524

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Materials (6.5%)
Chemicals (2.7%)
Ashland, Inc.	50,731	$5,455,104
Avient Corp.	87,071	2,939,517
Cabot Corp.	57,291	3,829,330
Chemours Co. (The)	153,713	4,706,692
Ingevity Corp.*	35,781	2,520,414
NewMarket Corp.	6,938	2,158,481
Olin Corp.	129,733	6,868,065
RPM International, Inc.	131,491	12,813,798
Scotts Miracle-Gro Co. (The)	41,196	2,001,714
Sensient Technologies Corp.	42,817	3,122,216
Valvoline, Inc.	180,299	5,886,762
Westlake Corp.	35,074	3,596,488

		55,898,581

Construction Materials (0.2%)
Eagle Materials, Inc.	37,528	4,985,595

Containers & Packaging (0.9%)
AptarGroup, Inc.	66,494	7,313,010
Greif, Inc., Class A	26,081	1,748,992
Silgan Holdings, Inc.	85,210	4,417,286
Sonoco Products Co.	99,318	6,029,596

		19,508,884

Metals & Mining (2.5%)
Alcoa Corp.	180,214	8,194,331
Cleveland-Cliffs, Inc.*	524,847	8,455,285
Commercial Metals Co.	119,517	5,772,671
MP Materials Corp. (x)*	94,032	2,283,097
Reliance Steel & Aluminum Co.	59,779	12,101,661
Royal Gold, Inc.	66,860	7,536,459
United States Steel Corp.	238,608	5,977,130
Worthington Industries, Inc.	30,885	1,535,293

		51,855,927

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	73,023	4,322,962

Total Materials		136,571,949

Real Estate (8.1%)
Equity Real Estate Investment Trusts (REITs) (7.7%)
Apartment Income REIT Corp. (REIT)	152,705	5,239,308
Brixmor Property Group, Inc. (REIT)	305,468	6,924,959
Corporate Office Properties Trust (REIT)	114,505	2,970,260
Cousins Properties, Inc. (REIT)	154,239	3,900,704
CubeSmart (REIT)	228,735	9,206,584
Douglas Emmett, Inc. (REIT)	179,045	2,807,426
EastGroup Properties, Inc. (REIT)	44,382	6,571,199
EPR Properties (REIT)	76,411	2,882,223
First Industrial Realty Trust, Inc. (REIT)	134,583	6,494,976
Healthcare Realty Trust, Inc. (REIT)	387,621	7,469,457
Highwoods Properties, Inc. (REIT)	107,147	2,997,973
Independence Realty Trust, Inc. (REIT)	227,987	3,843,861
JBG SMITH Properties (REIT)	100,829	1,913,734
Kilroy Realty Corp. (REIT)	107,138	4,143,026
Kite Realty Group Trust (REIT)	223,157	4,697,455
Lamar Advertising Co. (REIT), Class A	88,880	8,390,272
Life Storage, Inc. (REIT)	86,573	8,527,440
Macerich Co. (The) (REIT)	218,763	2,463,271
Medical Properties Trust, Inc. (REIT) (x)	609,077	6,785,118
National Retail Properties, Inc. (REIT)	182,044	8,330,333
National Storage Affiliates Trust (REIT)	86,070	3,108,848
Omega Healthcare Investors, Inc. (REIT) (x)	238,521	6,666,662
Park Hotels & Resorts, Inc. (REIT)	229,008	2,700,004
Pebblebrook Hotel Trust (REIT)	133,907	1,793,015
Physicians Realty Trust (REIT)	232,489	3,364,116
PotlatchDeltic Corp. (REIT)	82,273	3,619,189
Rayonier, Inc. (REIT)	149,136	4,915,523
Rexford Industrial Realty, Inc. (REIT)	186,892	10,211,779
Sabra Health Care REIT, Inc. (REIT)	235,255	2,924,220
SL Green Realty Corp. (REIT) (x)	65,507	2,208,896
Spirit Realty Capital, Inc. (REIT)	142,247	5,679,923
STORE Capital Corp. (REIT)	270,647	8,676,943

		162,428,697

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	48,343	7,704,424

Total Real Estate		170,133,121

Utilities (4.0%)
Electric Utilities (1.5%)
ALLETE, Inc.	58,221	3,755,837
Hawaiian Electric Industries, Inc.	111,498	4,666,191
IDACORP, Inc.	51,499	5,554,167
OGE Energy Corp.	203,911	8,064,680
PNM Resources, Inc.	87,425	4,265,466
Portland General Electric Co.	90,927	4,455,423

		30,761,764

Gas Utilities (1.4%)
National Fuel Gas Co.	93,173	5,897,851
New Jersey Resources Corp.	98,010	4,863,256
ONE Gas, Inc.	55,144	4,175,504
Southwest Gas Holdings, Inc.	62,846	3,888,910
Spire, Inc.	53,466	3,681,669
UGI Corp.	213,259	7,905,511

		30,412,701

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	49,665	4,295,029

Multi-Utilities (0.4%)
Black Hills Corp.	66,284	4,662,416
NorthWestern Corp.	58,849	3,492,100

		8,154,516

Water Utilities (0.5%)
Essential Utilities, Inc.	243,106	11,603,450

Total Utilities		85,227,460

Total Common Stocks (99.0%) (Cost $1,500,502,001)		2,090,427,469

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	$2,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $7,236,536, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $7,377,823. (xx)	7,233,160	7,233,160
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $5,002,389, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $5,102,650. (xx)	5,000,000	5,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $6,005,192, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $6,532,971. (xx)	6,000,000	6,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $1,000,836, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $1,456,650, collateralized by various Common Stocks; total market value $1,620,235. (xx)	1,455,937	1,455,937
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $5,702,793, collateralized by various Common Stocks; total market value $6,343,228. (xx)	5,700,000	5,700,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $3,001,467, collateralized by various Common Stocks; total market value $3,331,940. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		31,389,097

Total Short-Term Investments (1.6%) (Cost $33,389,097)		33,389,097

Total Investments in Securities (100.6%) (Cost $1,533,891,098)		2,123,816,566
Other Assets Less Liabilities (-0.6%)		(12,619,001)

Net Assets (100%)		$2,111,197,565

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $38,884,435. This was collateralized by $6,610,077 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/10/23 - 5/15/52 and by cash of $33,389,097 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	72	3/2023	USD	17,586,720	(459,137)

					(459,137)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$43,304,925	$—	$—	$43,304,925
Consumer Discretionary	293,328,064	—	—	293,328,064
Consumer Staples	84,282,978	—	—	84,282,978
Energy	81,627,075	—	—	81,627,075
Financials	316,769,043	—	—	316,769,043
Health Care	212,855,687	—	—	212,855,687
Industrials	413,860,643	—	—	413,860,643
Information Technology	252,466,524	—	—	252,466,524
Materials	136,571,949	—	—	136,571,949
Real Estate	170,133,121	—	—	170,133,121
Utilities	85,227,460	—	—	85,227,460
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	31,389,097	—	31,389,097

Total Assets	$2,092,427,469	$31,389,097	$—	$2,123,816,566

Liabilities:
Futures	$(459,137)	$—	$—	$(459,137)

Total Liabilities	$(459,137)	$—	$—	$(459,137)

Total	$2,091,968,332	$31,389,097	$—	$2,123,357,429

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(459,137	)*

Total		$(459,137)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,446,278)	$(1,446,278)

Total	$(1,446,278)	$(1,446,278)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(628,627)	$(628,627)

Total	$(628,627)	$(628,627)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $17,290,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$303,635,864
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$373,654,084

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$760,741,359
Aggregate gross unrealized depreciation	(171,609,193)

Net unrealized appreciation	$589,132,166

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,534,225,263

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,502,502,001)	$2,092,427,469
Repurchase Agreements (Cost $31,389,097)	31,389,097
Cash	18,601,407
Dividends, interest and other receivables	2,632,483
Due from broker for futures variation margin	972,729
Receivable for Portfolio shares sold	342,058
Securities lending income receivable	34,165
Other assets	9,461

Total assets	2,146,408,869

LIABILITIES
Payable for return of collateral on securities loaned	33,389,097
Payable for Portfolio shares redeemed	640,309
Investment management fees payable	536,885
Distribution fees payable – Class IB	424,753
Administrative fees payable	173,285
Distribution fees payable – Class IA	26,086
Trustees’ fees payable	993
Accrued expenses	19,896

Total liabilities	35,211,304

NET ASSETS	$2,111,197,565

Net assets were comprised of:
Paid in capital	$1,496,655,499
Total distributable earnings (loss)	614,542,066

Net assets	$2,111,197,565

Class IA
Net asset value, offering and redemption price per share, $120,653,282 / 8,542,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.12

Class IB
Net asset value, offering and redemption price per share, $1,967,767,703 / 142,590,693 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.80

Class K
Net asset value, offering and redemption price per share, $22,776,580 / 1,610,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.14

(x)	Includes value of securities on loan of $38,884,435.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends	$33,539,523
Interest	211,126
Securities lending (net)	738,079

Total income	34,488,728

EXPENSES
Investment management fees	7,613,770
Distribution fees – Class IB	5,129,879
Administrative fees	2,045,124
Distribution fees – Class IA	320,085
Professional fees	112,532
Printing and mailing expenses	85,073
Custodian fees	76,300
Trustees’ fees	71,376
Miscellaneous	53,494

Gross expenses	15,507,633
Less: Waiver from investment manager	(1,026,029)

Net expenses	14,481,604

NET INVESTMENT INCOME (LOSS)	20,007,124

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	109,886,281
Futures contracts	(1,446,278)

Net realized gain (loss)	108,440,003

Change in unrealized appreciation (depreciation) on:
Investments in securities	(471,641,406)
Futures contracts	(628,627)

Net change in unrealized appreciation (depreciation)	(472,270,033)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(363,830,030)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(343,822,906)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,007,124	$14,287,946
Net realized gain (loss)	108,440,003	248,552,526
Net change in unrealized appreciation (depreciation)	(472,270,033)	244,718,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(343,822,906)	507,559,233

Distributions to shareholders:
Class IA	(8,989,751)	(12,713,870)
Class IB	(149,516,239)	(204,034,365)
Class K	(1,803,605)	(2,599,758)

Total distributions to shareholders	(160,309,595)	(219,347,993)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 338,986 and 1,039,956 shares, respectively ]	5,266,829	18,077,863
Capital shares issued in reinvestment of dividends and distributions [ 623,738 and 738,847 shares, respectively ]	8,989,751	12,713,870
Capital shares repurchased [ (949,319) and (1,436,799) shares, respectively ]	(14,755,710)	(25,814,036)

Total Class IA transactions	(499,130)	4,977,697

Class IB
Capital shares sold [ 6,676,323 and 7,299,772 shares, respectively ]	100,456,273	129,512,623
Capital shares issued in reinvestment of dividends and distributions [ 10,613,498 and 12,114,263 shares, respectively ]	149,516,239	204,034,365
Capital shares repurchased [ (11,920,049) and (14,230,979) shares, respectively ]	(180,104,149)	(249,536,337)

Total Class IB transactions	69,868,363	84,010,651

Class K
Capital shares sold [ 91,904 and 165,854 shares, respectively ]	1,424,730	2,971,073
Capital shares issued in reinvestment of dividends and distributions [ 124,908 and 150,947 shares, respectively ]	1,803,605	2,599,758
Capital shares repurchased [ (301,269) and (231,371) shares, respectively ]	(4,602,263)	(4,106,067)

Total Class K transactions	(1,373,928)	1,464,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,995,305	90,453,112

TOTAL INCREASE (DECREASE) IN NET ASSETS	(436,137,196)	378,664,352
NET ASSETS:
Beginning of year	2,547,334,761	2,168,670,409

End of year	$2,111,197,565	$2,547,334,761

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$17.63	$15.57	$14.68	$12.31	$15.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	(2.54)	3.57	1.68	2.98	(1.86)

Total from investment operations	(2.40)	3.67	1.80	3.11	(1.72)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.11)	(0.14)	(0.15)
Distributions from net realized gains	(0.96)	(1.50)	(0.80)	(0.60)	(1.17)

Total dividends and distributions	(1.11)	(1.61)	(0.91)	(0.74)	(1.32)

Net asset value, end of year	$14.12	$17.63	$15.57	$14.68	$12.31

Total return	(13.65)%	23.93%	12.80%	25.43%	(11.69)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$120,653	$150,325	$127,485	$123,215	$103,087
Ratio of expenses to average net assets:
After waivers (f)	0.66%	0.69%	0.72%	0.72%	0.72%
Before waivers (f)	0.71%	0.70%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.90%	0.58%	0.89%	0.94%	0.93%
Before waivers (f)	0.86%	0.57%	0.89%	0.94%	0.93%
Portfolio turnover rate^	14%	18%	17%	17%	18%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$17.25	$15.27	$14.41	$12.10	$15.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	(2.48)	3.49	1.65	2.92	(1.83)

Total from investment operations	(2.34)	3.59	1.77	3.05	(1.69)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.11)	(0.14)	(0.15)
Distributions from net realized gains	(0.96)	(1.50)	(0.80)	(0.60)	(1.17)

Total dividends and distributions	(1.11)	(1.61)	(0.91)	(0.74)	(1.32)

Net asset value, end of year	$13.80	$17.25	$15.27	$14.41	$12.10

Total return	(13.60)%	23.87%	12.84%	25.37%	(11.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,967,768	$2,367,101	$2,016,103	$1,864,800	$1,557,718
Ratio of expenses to average net assets:
After waivers (f)	0.66%	0.69%	0.72%	0.72%	0.72%
Before waivers (f)	0.71%	0.70%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.91%	0.58%	0.89%	0.94%	0.93%
Before waivers (f)	0.86%	0.57%	0.89%	0.94%	0.93%
Portfolio turnover rate^	14%	18%	17%	17%	18%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$17.64	$15.58	$14.68	$12.31	$15.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.15	0.15	0.17	0.18
Net realized and unrealized gain (loss)	(2.54)	3.56	1.70	2.97	(1.86)

Total from investment operations	(2.36)	3.71	1.85	3.14	(1.68)

Less distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.15)	(0.17)	(0.19)
Distributions from net realized gains	(0.96)	(1.50)	(0.80)	(0.60)	(1.17)

Total dividends and distributions	(1.14)	(1.65)	(0.95)	(0.77)	(1.36)

Net asset value, end of year	$14.14	$17.64	$15.58	$14.68	$12.31

Total return	(13.37)%	24.18%	13.10%	25.72%	(11.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$22,777	$29,909	$25,082	$27,665	$25,337
Ratio of expenses to average net assets:
After waivers (f)	0.41%	0.44%	0.47%	0.47%	0.47%
Before waivers (f)	0.46%	0.45%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.15%	0.83%	1.13%	1.19%	1.17%
Before waivers (f)	1.10%	0.82%	1.13%	1.18%	1.17%
Portfolio turnover rate^	14%	18%	17%	17%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1187

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Diamond Hill Capital Management, Inc.

➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(14.55)%	4.63%	8.96%
Portfolio – Class IB Shares	(14.58)	4.62	8.96
Portfolio – Class K Shares	(14.38)	4.89	9.23
Russell Midcap® Value Index	(12.03)	5.72	10.11

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (14.58)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell Midcap® Value Index, which returned (12.03)% over the same period.

Portfolio Highlights

What helped performance during the year?

•

The Portfolio’s Consumer Staples sector provided the largest contribution to relative return. Standouts in the sector include Cal-Maine Foods, Inc., which performed well in large part due to the ongoing bird flu outbreak which has continued to keep hen supply tight and supports higher egg prices, the key driver for the company’s profitability. Post Holdings, Inc. has also had a strong year based on strong revenue growth driven by a solid recovery in its foodservice business. Lancaster Colony Corp. has performed well after multiple quarters of strong earnings primarily from its foodservice business which has shown strong revenue growth.

•	An underweight to and security selection in the Real Estate and Information Technology sectors also contributed to relative returns.

•

Additionally, Coterra Energy, Inc., a hydrocarbon exploration company, was a top contributor in the Energy sector from both an absolute and relative perspective, as was Alleghany Corp., a property and casualty insurance company, in the Financials sector.

•	An underweight allocation to the Communications sector also aided relative returns.

What hurt performance during the year?

•

An underweight allocation and security selection were negative in both the Energy and Utilities sectors while an overweight allocation and security selection were negative in both the Industrials and Consumer Discretionary sectors.

•	In the Industrials sector, airline company Allegiant Travel Co. declined as higher fuel and labor costs pressured the airline’s profitability, while recessionary concerns weighed on market sentiment.

•

In the Consumer Discretionary sector, Hanesbrands, Inc. underperformed as the company reduced guidance to reflect lower sell-in and point-of-sale trends at its largest retail partners and elevated cost pressures

•	Syneos Health, Inc., a management consulting company, underperformed in the Health Care sector.

•

Footwear and apparel company Wolverine World Wide, Inc. underperformed in the Consumer Discretionary sector as it reported weak quarterly results and lowered its outlook based on higher expected promotional activity, elevated inventory levels, and softer demand.

•	In the Financials sector, PROG Holdings, Inc. has faced headwinds as its subprime customer continues to face pressure from inflation.

•

During the year, the Portfolio reduced its equity exposure for 97 days. This included times when market values were increasing but market volatility was high. These periods detracted from absolute performance.

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	15.8%
Industrials	14.2
Exchange Traded Funds	10.8
Consumer Discretionary	8.5
Real Estate	7.6
Information Technology	7.3
Utilities	5.6
Health Care	5.5
Materials	5.0
Investment Companies	4.2
Consumer Staples	4.0
Energy	3.9
Repurchase Agreements	2.6
Communication Services	1.9
Cash and Other	3.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,038.80	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.79
Class IB
Actual	1,000.00	1,037.90	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.79
Class K
Actual	1,000.00	1,039.30	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.52

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	32,002	$815,411
Lumen Technologies, Inc.	135,285	706,188

		1,521,599

Entertainment (0.7%)
AMC Entertainment Holdings, Inc., Class A (x)*	69,699	283,675
Electronic Arts, Inc.	34,025	4,157,174
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	138,651
Liberty Media Corp.-Liberty Formula One, Class C*	77,042	4,605,571
Live Nation Entertainment, Inc.*	10,085	703,328
Madison Square Garden Sports Corp., Class A	1,312	240,529
Roku, Inc.*	11,582	471,387
Take-Two Interactive Software, Inc.*	3,795	395,173
Warner Bros Discovery, Inc.*	82,800	784,944

		11,780,432

Interactive Media & Services (0.3%)
Cargurus, Inc.*	79,751	1,117,311
IAC, Inc.*	9,983	443,245
Match Group, Inc.*	2,495	103,518
Pinterest, Inc., Class A*	59,754	1,450,827
Taboola.com Ltd. (x)*	360,928	1,111,658
TripAdvisor, Inc.*	12,017	216,066

		4,442,625

Media (0.8%)
Altice USA, Inc., Class A*	29,080	133,768
Cable One, Inc.	294	209,287
DISH Network Corp., Class A (x)*	33,090	464,584
Fox Corp., Class A	38,887	1,180,998
Fox Corp., Class B	18,744	533,267
Interpublic Group of Cos., Inc. (The)	50,779	1,691,448
Liberty Broadband Corp., Class A*	1,281	97,164
Liberty Broadband Corp., Class C*	8,347	636,626
Liberty Media Corp.-Liberty SiriusXM, Class A*	6,920	272,025
Liberty Media Corp.-Liberty SiriusXM, Class C*	14,757	577,442
New York Times Co. (The), Class A	21,250	689,775
News Corp., Class A	49,299	897,242
News Corp., Class B	15,922	293,601
Nexstar Media Group, Inc., Class A	4,299	752,454
Omnicom Group, Inc.	26,570	2,167,315
Paramount Global, Class A (x)	1,458	28,591
Paramount Global, Class B (x)	76,175	1,285,834
Sirius XM Holdings, Inc. (x)	90,650	529,396

		12,440,817

Total Communication Services		30,185,473

Consumer Discretionary (8.5%)
Auto Components (0.8%)
Aptiv plc*	26,497	2,467,666
BorgWarner, Inc.	75,303	3,030,946
Gentex Corp.	152,292	4,153,003
Lear Corp.	7,663	950,365
QuantumScape Corp. (x)*	34,045	193,035
Visteon Corp.*	17,141	2,242,557

		13,037,572

Automobiles (0.2%)
Harley-Davidson, Inc.	17,766	739,065
Lucid Group, Inc. (x)*	4,508	30,790
Rivian Automotive, Inc., Class A (x)*	67,649	1,246,771
Thor Industries, Inc. (x)	6,689	504,953

		2,521,579

Distributors (0.3%)
Genuine Parts Co.	16,699	2,897,444
LKQ Corp.	32,713	1,747,201

		4,644,645

Diversified Consumer Services (0.1%)
ADT, Inc.	26,204	237,670
Bright Horizons Family Solutions, Inc.*	5,250	331,275
Grand Canyon Education, Inc.*	4,109	434,157
H&R Block, Inc.	3,558	129,903
Mister Car Wash, Inc. (x)*	1,508	13,919
Service Corp. International	19,572	1,353,208

		2,500,132

Hotels, Restaurants & Leisure (2.3%)
Aramark	30,604	1,265,169
Boyd Gaming Corp.	10,228	557,733
Caesars Entertainment, Inc.*	8,426	350,522
Carnival Corp. (x)*	126,436	1,019,074
Darden Restaurants, Inc.	4,296	594,266
Denny’s Corp.*	199,507	1,837,460
Domino’s Pizza, Inc.	1,276	442,006
Hilton Worldwide Holdings, Inc.	9,659	1,220,511
Hyatt Hotels Corp., Class A*	6,184	559,343
Las Vegas Sands Corp.*	27,340	1,314,234
Marriott Vacations Worldwide Corp.	4,841	651,550
MGM Resorts International	41,975	1,407,422
Norwegian Cruise Line Holdings Ltd. (x)*	51,148	626,052
Penn Entertainment, Inc.*	20,598	611,761
Planet Fitness, Inc., Class A*	2,765	217,882
Red Rock Resorts, Inc., Class A	265,500	10,622,655
Royal Caribbean Cruises Ltd.*	29,094	1,438,116
Six Flags Entertainment Corp.*	5,105	118,691
Travel + Leisure Co.	2,887	105,087
Vail Resorts, Inc.	16,438	3,917,997
Wyndham Hotels & Resorts, Inc.	47,407	3,380,593
Wynn Resorts Ltd.*	11,749	968,940
Yum! Brands, Inc.	32,666	4,183,861

		37,410,925

Household Durables (1.5%)
Century Communities, Inc. (x)	7,351	367,623
DR Horton, Inc.	19,657	1,752,225
Garmin Ltd.	20,106	1,855,583
Leggett & Platt, Inc.	17,855	575,467
Lennar Corp., Class A	32,821	2,970,301
Lennar Corp., Class B	1,954	146,120

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Meritage Homes Corp.*	39,167	$3,611,197
Mohawk Industries, Inc.*	6,850	700,207
Newell Brands, Inc.	49,168	643,117
NVR, Inc.*	1,704	7,859,836
PulteGroup, Inc.	18,064	822,454
Tempur Sealy International, Inc.	21,826	749,287
Toll Brothers, Inc.	6,787	338,807
TopBuild Corp.*	690	107,978
Whirlpool Corp.	7,028	994,181

		23,494,383

Internet & Direct Marketing Retail (0.2%)
DoorDash, Inc., Class A*	3,995	195,036
eBay, Inc.	61,829	2,564,048
Wayfair, Inc., Class A (x)*	3,909	128,567

		2,887,651

Leisure Products (0.2%)
Brunswick Corp.	7,925	571,234
Hasbro, Inc.	17,350	1,058,524
Mattel, Inc.*	24,048	429,016
Peloton Interactive, Inc., Class A (x)*	40,646	322,729
Polaris, Inc.	1,804	182,204

		2,563,707

Multiline Retail (0.3%)
Dollar Tree, Inc.*	19,190	2,714,234
Kohl’s Corp.	15,187	383,472
Macy’s, Inc.	35,240	727,706
Nordstrom, Inc. (x)	1,725	27,841
Ollie’s Bargain Outlet Holdings, Inc.*	7,999	374,673

		4,227,926

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	15,239	2,240,590
AutoNation, Inc.*	4,411	473,300
AutoZone, Inc.*	228	562,289
Bath & Body Works, Inc.	30,179	1,271,743
Best Buy Co., Inc.	17,946	1,439,449
Burlington Stores, Inc.*	5,672	1,150,055
CarMax, Inc.*	41,215	2,509,581
Dick’s Sporting Goods, Inc.	6,956	836,737
Five Below, Inc.*	8,789	1,554,510
GameStop Corp., Class A (x)*	35,353	652,616
Gap, Inc. (The)	26,120	294,634
Leslie’s, Inc. (x)*	1,924	23,492
Lithia Motors, Inc., Class A	3,540	724,780
Monro, Inc.	64,128	2,898,586
O’Reilly Automotive, Inc.*	4,805	4,055,564
Penske Automotive Group, Inc.	3,374	387,774
Petco Health & Wellness Co., Inc.*	11,185	106,034
RH (x)*	1,557	416,015
Ross Stores, Inc.	25,705	2,983,579
Victoria’s Secret & Co.*	3,276	117,215
Williams-Sonoma, Inc.	1,849	212,487

		24,911,030

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	16,431	941,825
Carter’s, Inc.	4,853	362,082
Columbia Sportswear Co.	45,819	4,012,828
Deckers Outdoor Corp.*	371	148,088
Hanesbrands, Inc.	389,096	2,474,651
PVH Corp.	8,484	598,885
Ralph Lauren Corp.	5,233	552,971
Skechers USA, Inc., Class A*	14,644	614,316
Steven Madden Ltd.	106,331	3,398,339
Tapestry, Inc.	27,407	1,043,659
Under Armour, Inc., Class A*	25,688	260,990
Under Armour, Inc., Class C*	26,999	240,831
VF Corp.	46,175	1,274,892
Wolverine World Wide, Inc.	182,598	1,995,796

		17,920,153

Total Consumer Discretionary		136,119,703

Consumer Staples (4.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	27,021
Brown-Forman Corp., Class A	2,586	170,055
Brown-Forman Corp., Class B	9,988	656,012
Molson Coors Beverage Co., Class B	22,649	1,166,876

		2,019,964

Food & Staples Retailing (0.8%)
Albertsons Cos., Inc., Class A	21,553	447,009
BJ’s Wholesale Club Holdings, Inc.*	6,530	432,025
Casey’s General Stores, Inc.	4,895	1,098,193
Grocery Outlet Holding Corp.*	10,484	306,028
Kroger Co. (The)	85,829	3,826,257
Performance Food Group Co.*	13,694	799,593
US Foods Holding Corp.*	173,607	5,906,110

		12,815,215

Food Products (2.7%)
Bunge Ltd.	18,102	1,806,037
Cal-Maine Foods, Inc.	132,539	7,216,749
Campbell Soup Co.	25,604	1,453,027
Conagra Brands, Inc.	61,532	2,381,288
Darling Ingredients, Inc.*	19,674	1,231,396
Flowers Foods, Inc.	24,387	700,882
Freshpet, Inc.*	2,786	147,017
Hershey Co. (The)	2,556	591,893
Hormel Foods Corp.	37,339	1,700,792
Ingredion, Inc.	8,625	844,646
J M Smucker Co. (The)	13,455	2,132,079
Kellogg Co.	15,071	1,073,658
Lancaster Colony Corp.	29,154	5,752,084
McCormick & Co., Inc. (Non-Voting)	32,808	2,719,455
Pilgrim’s Pride Corp.*	3,149	74,726
Post Holdings, Inc.*	105,635	9,534,615
Seaboard Corp.	32	120,807
Sovos Brands, Inc.*	113,990	1,638,036
Tyson Foods, Inc., Class A	37,248	2,318,688

		43,437,875

Household Products (0.2%)
Church & Dwight Co., Inc.	17,545	1,414,302
Clorox Co. (The)	2,717	381,277
Reynolds Consumer Products, Inc.	7,121	213,488
Spectrum Brands Holdings, Inc.	5,110	311,301

		2,320,368

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Personal Products (0.2%)
BellRing Brands, Inc.*	127,693	$3,274,049
Coty, Inc., Class A*	45,527	389,711

		3,663,760

Total Consumer Staples		64,257,182

Energy (3.9%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	123,267	3,640,074
Halliburton Co.	64,259	2,528,592
NOV, Inc.	51,692	1,079,846

		7,248,512

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.	44,197	476,886
Antero Resources Corp.*	12,754	395,246
APA Corp.	41,924	1,957,012
Cheniere Energy, Inc.	13,826	2,073,347
Chesapeake Energy Corp. (x)	15,747	1,486,044
Civitas Resources, Inc.	36,120	2,092,432
Coterra Energy, Inc.	459,261	11,284,043
Delek US Holdings, Inc.	36,412	983,124
Devon Energy Corp.	43,505	2,675,993
Diamondback Energy, Inc.	39,029	5,338,387
DT Midstream, Inc.	12,594	695,944
EQT Corp.	48,009	1,624,145
Hess Corp.	8,072	1,144,771
HF Sinclair Corp.	17,651	915,910
Marathon Oil Corp.	220,662	5,973,320
ONEOK, Inc.	51,607	3,390,580
Ovintiv, Inc.	9,233	468,205
PDC Energy, Inc.	5,321	337,777
Phillips 66	61,882	6,440,679
Range Resources Corp.	10,477	262,135
Southwestern Energy Co.*	135,958	795,354
Williams Cos., Inc. (The)	159,438	5,245,510

		56,056,844

Total Energy		63,305,356

Financials (15.8%)
Banks (6.2%)
Ameris Bancorp	78,502	3,700,584
Atlantic Union Bankshares Corp.	35,600	1,250,984
Bank of Hawaii Corp.	5,282	409,672
Bank OZK	151,595	6,072,896
BankUnited, Inc.	99,763	3,388,949
BOK Financial Corp.	68,605	7,120,513
Cadence Bank	151,336	3,731,946
Citizens Financial Group, Inc.	63,878	2,514,877
Comerica, Inc.	17,253	1,153,363
Commerce Bancshares, Inc.	14,782	1,006,211
Cullen/Frost Bankers, Inc.	7,703	1,029,891
East West Bancorp, Inc.	18,678	1,230,880
Fifth Third Bancorp	89,172	2,925,733
First Citizens BancShares, Inc., Class A	1,082	820,546
First Hawaiian, Inc.	16,558	431,170
First Horizon Corp.	68,878	1,687,511
First Interstate BancSystem, Inc., Class A	100,911	3,900,210
First Republic Bank	47,678	5,811,472
FNB Corp.	46,086	601,422
Huntington Bancshares, Inc.	187,821	2,648,276
KeyCorp	121,308	2,113,185
Live Oak Bancshares, Inc.	150,945	4,558,539
M&T Bank Corp.	22,501	3,263,995
PacWest Bancorp	15,672	359,673
Pinnacle Financial Partners, Inc.	9,786	718,292
Popular, Inc.	9,320	618,102
Prosperity Bancshares, Inc.	11,500	835,820
Regions Financial Corp.	122,326	2,637,349
Signature Bank	7,766	894,799
SouthState Corp.	46,083	3,518,898
SVB Financial Group*	18,724	4,309,141
Synovus Financial Corp.	124,891	4,689,657
Triumph Financial, Inc.*	27,115	1,325,110
Umpqua Holdings Corp.	28,533	509,314
Webster Financial Corp.	271,225	12,839,792
Western Alliance Bancorp	60,461	3,601,057
Wintrust Financial Corp.	7,727	653,086
Zions Bancorp NA	19,108	939,349

		99,822,264

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	4,870	771,554
Ameriprise Financial, Inc.	5,036	1,568,059
Bank of New York Mellon Corp. (The)	96,149	4,376,703
Carlyle Group, Inc. (The)	27,069	807,739
Cboe Global Markets, Inc.	13,782	1,729,228
Coinbase Global, Inc., Class A (x)*	20,853	737,988
Evercore, Inc., Class A	4,766	519,875
Franklin Resources, Inc.	37,456	988,089
Interactive Brokers Group, Inc., Class A	12,155	879,414
Invesco Ltd.	48,780	877,552
Janus Henderson Group plc	18,093	425,547
Jefferies Financial Group, Inc.	26,093	894,468
KKR & Co., Inc.	74,860	3,475,001
Lazard Ltd., Class A	10,831	375,511
Morningstar, Inc.	326	70,608
MSCI, Inc.	2,512	1,168,507
Nasdaq, Inc.	44,999	2,760,689
Northern Trust Corp.	26,879	2,378,523
Raymond James Financial, Inc.	23,430	2,503,496
Robinhood Markets, Inc., Class A (x)*	74,224	604,183
SEI Investments Co.	13,426	782,736
State Street Corp.	48,020	3,724,911
Stifel Financial Corp.	13,524	789,396
T. Rowe Price Group, Inc.	28,797	3,140,601
Tradeweb Markets, Inc., Class A	5,120	332,442
Virtu Financial, Inc., Class A	12,686	258,921

		36,941,741

Consumer Finance (0.6%)
Ally Financial, Inc.	39,046	954,675
Credit Acceptance Corp. (x)*	816	387,110
Discover Financial Services	35,714	3,493,901
OneMain Holdings, Inc.	15,093	502,748
PROG Holdings, Inc.*	97,501	1,646,792
SLM Corp.	32,306	536,279
SoFi Technologies, Inc. (x)*	106,456	490,762
Synchrony Financial	58,758	1,930,788
Upstart Holdings, Inc. (x)*	7,310	96,638

		10,039,693

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.5%)
Apollo Global Management, Inc. (x)	15,064	$960,933
Equitable Holdings, Inc.‡	48,233	1,384,287
Voya Financial, Inc. (x)	82,547	5,075,815

		7,421,035

Insurance (5.6%)
Aegon NV (Registered) (NYRS)	1,025,448	5,168,258
Aflac, Inc.	80,710	5,806,277
Allstate Corp. (The)	34,599	4,691,624
American Financial Group, Inc.	8,886	1,219,870
Arch Capital Group Ltd.*	31,167	1,956,664
Arthur J Gallagher & Co.	24,128	4,549,093
Assurant, Inc.	6,570	821,644
Assured Guaranty Ltd.	7,536	469,191
Axis Capital Holdings Ltd.	10,386	562,610
Brighthouse Financial, Inc.*	62,748	3,217,090
Brown & Brown, Inc.	48,705	2,774,724
Cincinnati Financial Corp.	20,063	2,054,251
CNA Financial Corp.	3,600	152,208
Enstar Group Ltd.*	10,129	2,340,204
Erie Indemnity Co., Class A	859	213,651
Everest Re Group Ltd.	13,841	4,585,108
F&G Annuities & Life, Inc.*	2,368	47,384
Fidelity National Financial, Inc.	33,990	1,278,704
First American Financial Corp.	13,147	688,114
Globe Life, Inc.	32,392	3,904,856
Hanover Insurance Group, Inc. (The)	23,667	3,198,122
Hartford Financial Services Group, Inc. (The)	41,554	3,151,040
James River Group Holdings Ltd.	138,495	2,895,930
Kemper Corp.	117,024	5,757,581
Lincoln National Corp.	17,770	545,894
Loews Corp.	82,745	4,826,516
Markel Corp.*	1,341	1,766,754
Old Republic International Corp.	36,063	870,921
Primerica, Inc.	4,859	689,103
Principal Financial Group, Inc.	31,691	2,659,509
Prudential Financial, Inc.	48,203	4,794,270
Reinsurance Group of America, Inc.	8,647	1,228,652
RenaissanceRe Holdings Ltd.	19,859	3,658,624
Unum Group	25,817	1,059,272
W R Berkley Corp.	26,853	1,948,722
White Mountains Insurance Group Ltd.	327	462,486
Willis Towers Watson plc	14,090	3,446,132

		89,461,053

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT) (x)	74,651	772,638
Annaly Capital Management, Inc. (REIT)	61,161	1,289,274
Rithm Capital Corp. (REIT)	57,529	470,012
Starwood Property Trust, Inc. (REIT)	38,223	700,627

		3,232,551

Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.	39,560	514,280
Mr Cooper Group, Inc.*	131,129	5,262,207
New York Community Bancorp, Inc.	88,386	760,120
Rocket Cos., Inc., Class A (x)	7,241	50,687
TFS Financial Corp.	5,672	81,733
UWM Holdings Corp. (x)	272	900

		6,669,927

Total Financials		253,588,264

Health Care (5.5%)
Biotechnology (0.7%)
Biogen, Inc.*	18,763	5,195,850
BioMarin Pharmaceutical, Inc.*	24,145	2,498,766
Exact Sciences Corp.*	18,735	927,570
Exelixis, Inc.*	5,307	85,124
Horizon Therapeutics plc*	1,966	223,731
Incyte Corp.*	3,254	261,361
Ionis Pharmaceuticals, Inc.*	1,640	61,943
Mirati Therapeutics, Inc.*	5,676	257,180
Natera, Inc.*	696	27,958
Ultragenyx Pharmaceutical, Inc.*	2,086	96,645
United Therapeutics Corp.*	5,891	1,638,228

		11,274,356

Health Care Equipment & Supplies (2.3%)
Align Technology, Inc.*	2,629	554,456
Avanos Medical, Inc.*	70,079	1,896,338
Boston Scientific Corp.*	34,390	1,591,225
Cooper Cos., Inc. (The)	6,342	2,097,109
Dentsply Sirona, Inc.	94,752	3,016,904
Enovis Corp.*	104,897	5,614,087
Envista Holdings Corp.*	21,219	714,444
Globus Medical, Inc., Class A*	9,378	696,504
Hologic, Inc.*	32,166	2,406,339
ICU Medical, Inc.*	23,392	3,683,772
Integer Holdings Corp.*	19,794	1,355,097
Integra LifeSciences Holdings Corp.*	77,127	4,324,511
Masimo Corp.*	1,468	217,191
QuidelOrtho Corp.*	6,331	542,377
STERIS plc	13,057	2,411,497
Tandem Diabetes Care, Inc.*	542	24,363
Teleflex, Inc.	7,999	1,996,790
Zimmer Biomet Holdings, Inc.	27,459	3,501,023

		36,644,027

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	11,712	964,132
agilon health, Inc.*	1,898	30,634
Amedisys, Inc.*	4,204	351,202
Cardinal Health, Inc.	34,294	2,636,180
Chemed Corp.	1,259	642,631
Encompass Health Corp.	73,512	4,396,753
Enhabit, Inc.*	6,806	89,567
Henry Schein, Inc.*	17,788	1,420,727
Laboratory Corp. of America Holdings	11,589	2,728,978
Molina Healthcare, Inc.*	11,704	3,864,895
Oak Street Health, Inc. (x)*	15,254	328,113
Premier, Inc., Class A	15,143	529,702
Quest Diagnostics, Inc.	14,855	2,323,916
Signify Health, Inc., Class A*	10,009	286,858
Tenet Healthcare Corp.*	13,786	672,619
Universal Health Services, Inc., Class B	8,119	1,143,886

		22,410,793

Health Care Technology (0.0%)†
Certara, Inc.*	4,675	75,127
Definitive Healthcare Corp. (x)*	1,511	16,606
Doximity, Inc., Class A*	7,891	264,822
Teladoc Health, Inc.*	18,765	443,792

		800,347

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.6%)
10X Genomics, Inc., Class A*	1,315	$47,919
Agilent Technologies, Inc.	4,016	600,994
Avantor, Inc.*	6,019	126,941
Azenta, Inc.*	9,559	556,525
Bio-Rad Laboratories, Inc., Class A*	2,814	1,183,259
Charles River Laboratories International, Inc.*	465	101,324
PerkinElmer, Inc.	16,493	2,312,648
QIAGEN NV*	29,959	1,494,055
Repligen Corp.*	2,100	355,551
Syneos Health, Inc.*	77,682	2,849,376

		9,628,592

Pharmaceuticals (0.5%)
Catalent, Inc.*	15,947	717,774
Elanco Animal Health, Inc.*	58,226	711,522
Jazz Pharmaceuticals plc*	8,047	1,281,968
Organon & Co.	33,351	931,493
Perrigo Co. plc	17,314	590,234
Royalty Pharma plc, Class A	48,483	1,916,048
Viatris, Inc.	157,875	1,757,149

		7,906,188

Total Health Care		88,664,303

Industrials (14.2%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	1,956	324,559
BWX Technologies, Inc.	7,258	421,545
Curtiss-Wright Corp.	21,352	3,565,571
HEICO Corp.	394	60,534
HEICO Corp., Class A	691	82,817
Hexcel Corp.	11,067	651,293
Howmet Aerospace, Inc.	137,403	5,415,052
Huntington Ingalls Industries, Inc.	4,046	933,331
Mercury Systems, Inc.*	6,437	287,991
Spirit AeroSystems Holdings, Inc., Class A	116,662	3,453,195
Textron, Inc.	27,288	1,931,991
TransDigm Group, Inc.	4,119	2,593,528
Woodward, Inc.	7,674	741,385

		20,462,792

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	11,102	1,016,499
Expeditors International of Washington, Inc.	14,345	1,490,733
GXO Logistics, Inc.*	12,400	529,356

		3,036,588

Airlines (0.9%)
Alaska Air Group, Inc.*	65,683	2,820,428
Allegiant Travel Co.*	55,490	3,772,765
American Airlines Group, Inc.*	85,305	1,085,080
Copa Holdings SA, Class A*	3,874	322,201
JetBlue Airways Corp.*	245,488	1,590,762
Southwest Airlines Co.*	77,508	2,609,694
United Airlines Holdings, Inc.*	42,483	1,601,609

		13,802,539

Building Products (1.4%)
A O Smith Corp.	12,658	724,544
Allegion plc	2,303	242,414
Armstrong World Industries, Inc.	2,432	166,811
AZEK Co., Inc. (The)*	14,438	293,380
Builders FirstSource, Inc.*	85,037	5,517,200
Carlisle Cos., Inc.	1,037	244,369
Carrier Global Corp.	109,397	4,512,626
Fortune Brands Innovations, Inc.	64,287	3,671,431
Hayward Holdings, Inc.*	9,680	90,992
Lennox International, Inc.	4,173	998,307
Masco Corp.	27,729	1,294,112
Masterbrand, Inc.*	11,094	83,760
Owens Corning	12,206	1,041,172
PGT Innovations, Inc.*	51,410	923,324
Trane Technologies plc	12,602	2,118,270

		21,922,712

Commercial Services & Supplies (0.7%)
Cintas Corp.	766	345,941
Clean Harbors, Inc.*	39,764	4,537,868
Driven Brands Holdings, Inc.*	7,674	209,577
IAA, Inc.*	3,181	127,240
MSA Safety, Inc.	2,937	423,486
Republic Services, Inc.	25,265	3,258,932
Rollins, Inc.	2,382	87,038
Stericycle, Inc.*	48,605	2,424,903
Tetra Tech, Inc.	4,025	584,390

		11,999,375

Construction & Engineering (0.4%)
AECOM	16,207	1,376,461
Fluor Corp.*	51,608	1,788,733
MasTec, Inc.*	7,931	676,752
MDU Resources Group, Inc.	26,364	799,884
Quanta Services, Inc.	8,533	1,215,952
Valmont Industries, Inc.	2,389	789,971
WillScot Mobile Mini Holdings Corp.*	12,584	568,419

		7,216,172

Electrical Equipment (1.4%)
Acuity Brands, Inc.	4,272	707,486
AMETEK, Inc.	30,159	4,213,816
Hubbell, Inc.	6,975	1,636,893
nVent Electric plc	21,618	831,644
Plug Power, Inc. (x)*	34,367	425,120
Regal Rexnord Corp.	49,906	5,987,722
Rockwell Automation, Inc.	4,886	1,258,487
Sensata Technologies Holding plc	146,736	5,925,200
Sunrun, Inc.*	27,121	651,446
Vertiv Holdings Co.	33,564	458,484

		22,096,298

Machinery (4.4%)
AGCO Corp.	6,976	967,501
Allison Transmission Holdings, Inc.	2,808	116,813
Crane Holdings Co.	6,212	623,995
Cummins, Inc.	18,448	4,469,766
Donaldson Co., Inc.	13,331	784,796
Dover Corp.	18,332	2,482,336
Energy Recovery, Inc. (x)*	130,839	2,680,891

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Esab Corp.	191,085	$8,965,708
Flowserve Corp.	92,639	2,842,165
Fortive Corp.	46,344	2,977,602
Gates Industrial Corp. plc*	461,075	5,260,866
Graco, Inc.	6,960	468,130
IDEX Corp.	8,145	1,859,748
Ingersoll Rand, Inc.	74,186	3,876,219
ITT, Inc.	11,025	894,128
John Bean Technologies Corp.	27,476	2,509,383
Middleby Corp. (The)*	37,500	5,021,250
Nordson Corp.	5,733	1,362,849
Oshkosh Corp.	8,541	753,231
Otis Worldwide Corp.	47,914	3,752,145
PACCAR, Inc.	44,658	4,419,802
Parker-Hannifin Corp.	12,950	3,768,450
Pentair plc	21,629	972,872
Snap-on, Inc.	6,945	1,586,863
Stanley Black & Decker, Inc.	19,504	1,465,140
Timken Co. (The)	7,969	563,169
Westinghouse Air Brake Technologies Corp.	23,670	2,362,503
Xylem, Inc.	20,134	2,226,216

		70,034,537

Marine (0.2%)
Kirby Corp.*	64,605	4,157,332

Professional Services (1.2%)
CACI International, Inc., Class A*	3,044	914,996
Clarivate plc*	62,451	520,841
CoStar Group, Inc.*	45,241	3,496,224
Dun & Bradstreet Holdings, Inc.	33,118	406,027
Equifax, Inc.	8,028	1,560,322
First Advantage Corp.*	240,913	3,131,869
FTI Consulting, Inc.*	2,582	410,022
Jacobs Solutions, Inc.	16,680	2,002,768
KBR, Inc.	6,249	329,947
Leidos Holdings, Inc.	45,385	4,774,048
ManpowerGroup, Inc.	6,506	541,364
Robert Half International, Inc.	1,709	126,175
Science Applications International Corp.	7,283	807,903
TransUnion	6,846	388,511

		19,411,017

Road & Rail (0.5%)
Avis Budget Group, Inc.*	3,341	547,690
Hertz Global Holdings, Inc.*	24,703	380,179
JB Hunt Transport Services, Inc.	1,213	211,499
Knight-Swift Transportation Holdings, Inc.	83,988	4,401,811
Landstar System, Inc.	487	79,332
Lyft, Inc., Class A*	8,521	93,901
RXO, Inc.*	13,121	225,681
Ryder System, Inc.	6,240	521,477
Schneider National, Inc., Class B	7,570	177,138
U-Haul Holding Co. (x)	1,188	71,506
U-Haul Holding Co. (New York stock exchange)	10,692	587,846
XPO, Inc.*	12,337	410,699

		7,708,759

Trading Companies & Distributors (1.6%)
AerCap Holdings NV*	81,960	4,779,907
Air Lease Corp.	13,668	525,125
Core & Main, Inc., Class A*	5,510	106,398
Herc Holdings, Inc.	22,120	2,910,328
MSC Industrial Direct Co., Inc., Class A	6,102	498,533
SiteOne Landscape Supply, Inc.*	2,216	259,981
United Rentals, Inc.*	4,923	1,749,733
Univar Solutions, Inc.*	20,841	662,744
Watsco, Inc.	2,049	511,021
WESCO International, Inc.*	112,864	14,130,573

		26,134,343

Total Industrials		227,982,464

Information Technology (7.3%)
Communications Equipment (1.3%)
Ciena Corp.*	87,352	4,453,205
F5, Inc.*	37,377	5,363,973
Juniper Networks, Inc.	42,208	1,348,968
Lumentum Holdings, Inc. (x)*	65,990	3,442,698
Motorola Solutions, Inc.	21,552	5,554,166
Ubiquiti, Inc.	386	105,583
Viasat, Inc.*	9,234	292,256

		20,560,849

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	18,732	1,426,254
Arrow Electronics, Inc.*	7,615	796,301
Avnet, Inc.	11,739	488,108
Cognex Corp.	1,666	78,485
Coherent Corp.*	13,072	458,827
Corning, Inc.	92,996	2,970,292
Flex Ltd.*	155,341	3,333,618
IPG Photonics Corp.*	4,266	403,862
Jabil, Inc.	3,077	209,851
Keysight Technologies, Inc.*	1,713	293,043
Littelfuse, Inc.	3,149	693,410
National Instruments Corp.	100,007	3,690,258
Sanmina Corp.*	65,930	3,777,130
TD SYNNEX Corp.	5,629	533,123
Teledyne Technologies, Inc.*	6,058	2,422,655
Trimble, Inc.*	32,218	1,628,942
Vontier Corp.	8,433	163,010
Zebra Technologies Corp., Class A*	3,993	1,023,845

		24,391,014

IT Services (1.9%)
Affirm Holdings, Inc. (x)*	28,466	275,266
Akamai Technologies, Inc.*	20,271	1,708,845
Amdocs Ltd.	15,938	1,448,764
Broadridge Financial Solutions, Inc.	9,469	1,270,077
Concentrix Corp.	5,562	740,636
DXC Technology Co.*	30,229	801,069
Euronet Worldwide, Inc.*	1,660	156,671
FleetCor Technologies, Inc.*	13,412	2,463,516
Genpact Ltd. (x)	11,254	521,285
Global Payments, Inc.	35,125	3,488,615
GoDaddy, Inc., Class A*	17,495	1,308,976
Kyndryl Holdings, Inc.*	27,385	304,521
Okta, Inc.*	16,976	1,159,970

See Notes to Financial Statements.

1195

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SS&C Technologies Holdings, Inc.	127,508	$6,638,067
Twilio, Inc., Class A*	14,066	688,672
VeriSign, Inc.*	10,844	2,227,791
Western Union Co. (The)	33,743	464,641
WEX, Inc.*	1,559	255,130
Wix.com Ltd.*	1,657	127,307
WNS Holdings Ltd. (ADR)*	55,142	4,410,809

		30,460,628

Semiconductors & Semiconductor Equipment (1.3%)
Allegro MicroSystems, Inc.*	70,832	2,126,377
Cirrus Logic, Inc.*	41,907	3,121,233
First Solar, Inc.*	13,873	2,078,037
GLOBALFOUNDRIES, Inc. (x)*	6,158	331,854
Microchip Technology, Inc.	10,059	706,645
MKS Instruments, Inc.	49,153	4,164,734
ON Semiconductor Corp.*	21,205	1,322,556
Qorvo, Inc.*	13,232	1,199,348
Skyworks Solutions, Inc.	20,990	1,912,819
Synaptics, Inc.*	27,204	2,588,733
Teradyne, Inc.	1,767	154,347
Wolfspeed, Inc.*	16,113	1,112,441

		20,819,124

Software (0.9%)
ANSYS, Inc.*	5,337	1,289,366
Bill.com Holdings, Inc. (x)*	12,888	1,404,277
Black Knight, Inc.*	18,506	1,142,746
CCC Intelligent Solutions Holdings, Inc.*	14,385	125,150
Ceridian HCM Holding, Inc.*	14,565	934,345
Coupa Software, Inc.*	4,284	339,164
Dolby Laboratories, Inc., Class A	7,880	555,855
DoubleVerify Holdings, Inc.*	1,145	25,144
Dropbox, Inc., Class A*	2,649	59,285
Gen Digital, Inc.	46,993	1,007,060
Guidewire Software, Inc.*	10,724	670,893
Informatica, Inc., Class A (x)*	4,181	68,109
Jamf Holding Corp.*	1,198	25,517
Manhattan Associates, Inc.*	3,124	379,254
nCino, Inc.*	7,542	199,410
NCR Corp.*	15,601	365,219
Nutanix, Inc., Class A*	14,394	374,964
Paycor HCM, Inc.*	6,562	160,572
Procore Technologies, Inc.*	2,417	114,034
Progress Software Corp.	59,712	3,012,470
SentinelOne, Inc., Class A*	6,921	100,977
Teradata Corp.*	5,834	196,372
Tyler Technologies, Inc.*	722	232,780
UiPath, Inc., Class A*	43,788	556,545
Unity Software, Inc. (x)*	10,618	303,569
Zoom Video Communications, Inc., Class A*	16,213	1,098,269

		14,741,346

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	28,004	1,126,321
Hewlett Packard Enterprise Co.	168,231	2,684,967
HP, Inc.	71,267	1,914,944
Western Digital Corp.*	41,405	1,306,328

		7,032,560

Total Information Technology		118,005,521

Materials (5.0%)
Chemicals (3.0%)
Albemarle Corp.	7,404	1,605,631
Ashland, Inc.	68,867	7,405,268
Axalta Coating Systems Ltd.*	22,074	562,225
Celanese Corp.	46,012	4,704,267
Chemours Co. (The)	7,798	238,775
Corteva, Inc.	93,644	5,504,394
DuPont de Nemours, Inc.	65,642	4,505,010
Eastman Chemical Co.	15,650	1,274,536
Element Solutions, Inc.	29,591	538,260
FMC Corp.	38,022	4,745,146
Ginkgo Bioworks Holdings, Inc. (x)*	91,026	153,834
Huntsman Corp.	23,854	655,508
International Flavors & Fragrances, Inc.	33,357	3,497,148
LyondellBasell Industries NV, Class A	33,634	2,792,631
Mosaic Co. (The)	39,031	1,712,290
NewMarket Corp.	734	228,355
Olin Corp.	16,515	874,304
PPG Industries, Inc.	14,415	1,812,542
RPM International, Inc.	15,996	1,558,810
Scotts Miracle-Gro Co. (The) (x)	3,691	179,346
Valvoline, Inc.	89,428	2,919,824
Westlake Corp.	4,344	445,434

		47,913,538

Construction Materials (0.3%)
Eagle Materials, Inc.	750	99,638
Martin Marietta Materials, Inc.	7,423	2,508,751
Vulcan Materials Co.	8,821	1,544,645

		4,153,034

Containers & Packaging (0.7%)
Amcor plc	196,165	2,336,325
AptarGroup, Inc.	8,588	944,508
Ardagh Group SA (r)(x)*	2,942	25,022
Ardagh Metal Packaging SA (x)	13,950	67,099
Avery Dennison Corp.	4,075	737,575
Ball Corp.	24,063	1,230,582
Berry Global Group, Inc.	8,456	510,996
Crown Holdings, Inc.	1,951	160,392
Graphic Packaging Holding Co.	9,735	216,604
International Paper Co.	46,479	1,609,568
Packaging Corp. of America	11,941	1,527,373
Silgan Holdings, Inc.	11,105	575,683
Sonoco Products Co.	12,735	773,142
Westrock Co.	33,474	1,176,946

		11,891,815

Metals & Mining (1.0%)
Alcoa Corp.	23,126	1,051,539
Cleveland-Cliffs, Inc.*	66,867	1,077,227
Nucor Corp.	33,561	4,423,676
Reliance Steel & Aluminum Co.	25,905	5,244,208
Royal Gold, Inc.	8,009	902,775
SSR Mining, Inc.	26,427	414,111
Steel Dynamics, Inc.	21,786	2,128,492
United States Steel Corp.	30,562	765,578

		16,007,606

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,398	497,162

Total Materials		80,463,155

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Real Estate (7.6%)
Equity Real Estate Investment Trusts (REITs) (7.2%)
Alexandria Real Estate Equities, Inc. (REIT)	21,202	$3,088,495
American Assets Trust, Inc. (REIT)	59,570	1,578,605
American Homes 4 Rent (REIT), Class A	40,059	1,207,378
Americold Realty Trust, Inc. (REIT)	112,736	3,191,556
Apartment Income REIT Corp. (REIT)	18,002	617,649
AvalonBay Communities, Inc. (REIT)	18,281	2,952,747
Boston Properties, Inc. (REIT)	20,336	1,374,307
Brixmor Property Group, Inc. (REIT)	39,095	886,284
Camden Property Trust (REIT)	12,542	1,403,199
Cousins Properties, Inc. (REIT)	19,737	499,149
CubeSmart (REIT)	207,412	8,348,333
Douglas Emmett, Inc. (REIT)	135,679	2,127,447
EastGroup Properties, Inc. (REIT)	5,393	798,488
EPR Properties (REIT)	9,958	375,616
Equity LifeStyle Properties, Inc. (REIT)	8,848	571,581
Equity Residential (REIT)	48,469	2,859,671
Essential Properties Realty Trust, Inc. (REIT)	135,606	3,182,673
Essex Property Trust, Inc. (REIT)	8,474	1,795,810
Extra Space Storage, Inc. (REIT)	15,263	2,246,408
Federal Realty Investment Trust (REIT)	10,601	1,071,125
First Industrial Realty Trust, Inc. (REIT)	75,373	3,637,501
Gaming and Leisure Properties, Inc. (REIT)	103,196	5,375,480
Healthcare Realty Trust, Inc. (REIT)	49,921	961,978
Healthpeak Properties, Inc. (REIT)	70,261	1,761,443
Highwoods Properties, Inc. (REIT)	13,680	382,766
Host Hotels & Resorts, Inc. (REIT)	92,133	1,478,735
Hudson Pacific Properties, Inc. (REIT)	17,655	171,783
Invitation Homes, Inc. (REIT)	79,840	2,366,458
Iron Mountain, Inc. (REIT)	9,551	476,117
JBG SMITH Properties (REIT)	14,163	268,814
Kilroy Realty Corp. (REIT)	15,053	582,099
Kimco Realty Corp. (REIT)	78,648	1,665,765
Lamar Advertising Co. (REIT), Class A	1,351	127,534
Life Storage, Inc. (REIT)	10,880	1,071,680
Medical Properties Trust, Inc. (REIT) (x)	77,992	868,831
Mid-America Apartment Communities, Inc. (REIT)	15,015	2,357,205
National Retail Properties, Inc. (REIT)	23,087	1,056,461
National Storage Affiliates Trust (REIT)	11,212	404,977
Omega Healthcare Investors, Inc. (REIT) (x)	30,936	864,661
Park Hotels & Resorts, Inc. (REIT)	29,358	346,131
Rayonier, Inc. (REIT)	156,727	5,165,722
Realty Income Corp. (REIT)	82,148	5,210,648
Regency Centers Corp. (REIT)	22,632	1,414,500
Rexford Industrial Realty, Inc. (REIT)	24,033	1,313,163
Ryman Hospitality Properties, Inc. (REIT)	78,107	6,387,590
SBA Communications Corp. (REIT)	10,776	3,020,621
Simon Property Group, Inc. (REIT)	21,989	2,583,268
SL Green Realty Corp. (REIT) (x)	8,582	289,385
Spirit Realty Capital, Inc. (REIT)	17,942	716,424
STORE Capital Corp. (REIT)	33,505	1,074,170
Sun Communities, Inc. (REIT)	15,900	2,273,700
UDR, Inc. (REIT)	68,755	2,662,881
Ventas, Inc. (REIT)	52,204	2,351,790
VICI Properties, Inc. (REIT)	125,905	4,079,322
Vornado Realty Trust (REIT)	23,676	492,697
Welltower, Inc. (REIT)	61,920	4,058,856
Weyerhaeuser Co. (REIT)	96,313	2,985,703
WP Carey, Inc. (REIT)	26,984	2,108,800

		114,592,180

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	21,123	1,625,626
Howard Hughes Corp. (The)*	4,734	361,772
Jones Lang LaSalle, Inc.*	23,649	3,768,941
Opendoor Technologies, Inc. (x)*	47,939	55,609
WeWork, Inc. (x)*	18,065	25,833
Zillow Group, Inc., Class A*	6,894	215,162
Zillow Group, Inc., Class C*	19,304	621,782

		6,674,725

Total Real Estate		121,266,905

Utilities (5.6%)
Electric Utilities (2.6%)
Alliant Energy Corp.	80,129	4,423,922
Avangrid, Inc. (x)	9,327	400,875
Constellation Energy Corp.	42,743	3,684,874
Edison International	49,212	3,130,867
Entergy Corp.	26,570	2,989,125
Evergy, Inc.	66,423	4,179,999
Eversource Energy	45,107	3,781,771
FirstEnergy Corp.	71,076	2,980,927
Hawaiian Electric Industries, Inc.	14,512	607,327
IDACORP, Inc.	6,535	704,800
NRG Energy, Inc.	29,980	953,964
OGE Energy Corp.	26,273	1,039,097
PG&E Corp.*	215,497	3,503,981
Pinnacle West Capital Corp.	14,866	1,130,411
PPL Corp.	96,459	2,818,532
Xcel Energy, Inc.	71,387	5,004,943

		41,335,415

Gas Utilities (1.0%)
Atmos Energy Corp.	18,019	2,019,390
National Fuel Gas Co.	10,440	660,852
ONE Gas, Inc.	32,119	2,432,051
South Jersey Industries, Inc.	102,427	3,639,231
UGI Corp.	181,504	6,728,353

		15,479,877

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	71,419	2,054,010
Brookfield Renewable Corp.	16,864	464,435
Vistra Corp.	21,746	504,507

		3,022,952

Multi-Utilities (1.5%)
Ameren Corp.	33,687	2,995,448
CenterPoint Energy, Inc.	82,437	2,472,286
CMS Energy Corp.	37,860	2,397,674

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	46,453	$4,427,435
DTE Energy Co.	25,250	2,967,632
NiSource, Inc.	53,633	1,470,617
Public Service Enterprise Group, Inc.	65,177	3,993,395
WEC Energy Group, Inc.	41,308	3,873,038

		24,597,525

Water Utilities (0.3%)
American Water Works Co., Inc.	23,814	3,629,730
Essential Utilities, Inc.	30,055	1,434,525

		5,064,255

Total Utilities		89,500,024

Total Common Stocks (79.3%) (Cost $1,031,348,828)		1,273,338,350

EXCHANGE TRADED FUNDS (ETF):
Equity (10.8%)
iShares Core S&P Mid-Cap ETF	2,355	569,651
iShares Morningstar Mid-Cap ETF (x)	7,464	437,913
iShares Morningstar Mid-Cap Growth ETF (x)	130,780	7,046,426
iShares Morningstar Mid-Cap Value ETF (x)‡	483,811	30,020,473
iShares Russell Mid-Cap ETF	6,120	412,794
iShares Russell Mid-Cap Growth ETF (x)	61,408	5,133,709
iShares Russell Mid-Cap Value ETF (x)	570,975	60,146,506
iShares S&P Mid-Cap 400 Growth ETF (x)	76,540	5,227,682
iShares S&P Mid-Cap 400 Value ETF (x)	241,042	24,297,034
SPDR S&P 400 Mid Cap Value ETF (x)	72,588	4,697,895
Vanguard Mid-Cap Growth ETF (x)	28,900	5,195,064
Vanguard Mid-Cap Value ETF (x)	222,200	30,050,328

Total Exchange Traded Funds (10.8%) (Cost $75,999,538)		173,235,475

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	8,000,000	8,000,000
JPMorgan Prime Money Market Fund, IM Shares	60,183,938	60,214,029

Total Investment Companies		68,214,029

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $8,003,804, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $8,163,881. (xx)	$8,000,000	8,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $9,821,007, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $10,012,754. (xx)	9,816,426	9,816,426
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $10,004,778, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $10,205,300. (xx)	10,000,000	10,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $4,003,461, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $4,355,314. (xx)	4,000,000	4,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $7,005,853, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $7,140,001. (xx)	7,000,000	7,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $3,001,467, collateralized by various Common Stocks; total market value $3,331,940. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		41,816,426

Total Short-Term Investments (6.8%) (Cost $110,003,791)		110,030,455

Total Investments in Securities (96.9%) (Cost $1,217,352,157)		1,556,604,280
Other Assets Less Liabilities (3.1%)		49,712,664

Net Assets (100%)		$1,606,316,944

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)	At December 31, 2022, the Portfolio had loaned securities with a total value of $58,037,362. This was collateralized by $9,911,290 of various U.S. Government Treasury Securities, ranging from

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $49,816,426 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	48,233	1,740,559	169,790	(334,869)	50,502	(241,695)	1,384,287	38,594	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	483,811	41,969,481	—	(8,462,267)	536,718	(4,023,459)	30,020,473	763,338	—

Total		43,710,040	169,790	(8,797,136)	587,220	(4,265,154)	31,404,760	801,932	—

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	441	3/2023	USD	39,048,345	(1,083,429)
S&P 500 E-Mini Index	200	3/2023	USD	38,610,000	(1,166,906)
S&P Midcap 400 E-Mini Index	316	3/2023	USD	77,186,160	(1,735,138)

					(3,985,473)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$30,185,473	$—	$—	$30,185,473
Consumer Discretionary	136,119,703	—	—	136,119,703
Consumer Staples	64,257,182	—	—	64,257,182
Energy	63,305,356	—	—	63,305,356
Financials	253,588,264	—	—	253,588,264
Health Care	88,664,303	—	—	88,664,303
Industrials	227,982,464	—	—	227,982,464
Information Technology	118,005,521	—	—	118,005,521
Materials	80,438,133	—	25,022	80,463,155
Real Estate	121,266,905	—	—	121,266,905
Utilities	89,500,024	—	—	89,500,024
Exchange Traded Funds	173,235,475	—	—	173,235,475
Short-Term Investments
Investment Companies	68,214,029	—	—	68,214,029
Repurchase Agreements	—	41,816,426	—	41,816,426

Total Assets	$1,514,762,832	$41,816,426	$25,022	$1,556,604,280

Liabilities:
Futures	$(3,985,473)	$—	$—	$(3,985,473)

Total Liabilities	$(3,985,473)	$—	$—	$(3,985,473)

Total	$1,510,777,359	$41,816,426	$25,022	$1,552,618,807

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets - Unrealized depreciation	$(3,985,473	)*

Total		$(3,985,473)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(63,054,080)	$(63,054,080)

Total	$(63,054,080)	$(63,054,080)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,914,575)	$(7,914,575)

Total	$(7,914,575)	$(7,914,575)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $137,454,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 19%)*	$451,378,451
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 16%)*	$623,676,505

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$456,394,973
Aggregate gross unrealized depreciation	(125,927,347)

Net unrealized appreciation	$330,467,626

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,222,151,181

For the year ended December 31, 2022, the Portfolio incurred approximately $53 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $17,913,382)	$31,404,760
Unaffiliated Issuers (Cost $1,157,622,349)	1,483,383,094
Repurchase Agreements (Cost $41,816,426)	41,816,426
Cash	90,156,209
Cash held as collateral at broker for futures	9,033,400
Dividends, interest and other receivables	2,327,327
Receivable for securities sold	602,233
Securities lending income receivable	53,531
Receivable for Portfolio shares sold	26,885
Other assets	7,817

Total assets	1,658,811,682

LIABILITIES
Payable for return of collateral on securities loaned	49,816,426
Investment management fees payable	744,438
Due to broker for futures variation margin	667,652
Payable for Portfolio shares redeemed	418,082
Distribution fees payable – Class IB	302,580
Payable for securities purchased	238,953
Administrative fees payable	180,832
Distribution fees payable – Class IA	42,472
Trustees’ fees payable	3,844
Accrued expenses	79,459

Total liabilities	52,494,738

NET ASSETS	$1,606,316,944

Net assets were comprised of:
Paid in capital	$1,275,697,416
Total distributable earnings (loss)	330,619,528

Net assets	$1,606,316,944

Class IA
Net asset value, offering and redemption price per share, $196,544,389 / 12,865,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.28

Class IB
Net asset value, offering and redemption price per share, $1,397,369,804 / 92,710,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.07

Class K
Net asset value, offering and redemption price per share, $12,402,751 / 811,104 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.29

(x)	Includes value of securities on loan of $58,037,362.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($801,932 of dividend income received from affiliates) (net of $37,587 foreign withholding tax)	$29,761,409
Interest	1,217,783
Securities lending (net)	486,129

Total income	31,465,321

EXPENSES
Investment management fees	9,439,116
Distribution fees – Class IB	3,871,802
Administrative fees	2,187,927
Distribution fees – Class IA	531,533
Custodian fees	173,400
Professional fees	108,659
Printing and mailing expenses	72,574
Trustees’ fees	58,001
Miscellaneous	61,278

Total expenses	16,504,290

NET INVESTMENT INCOME (LOSS)	14,961,031

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($587,220 realized gain (loss) from affiliates)	114,830,462
Futures contracts	(63,054,080)
Foreign currency transactions	(800)

Net realized gain (loss)	51,775,582

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(4,265,154) of change in unrealized appreciation (depreciation) from affiliates)	(353,438,923)
Futures contracts	(7,914,575)

Net change in unrealized appreciation (depreciation)	(361,353,498)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(309,577,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(294,616,885)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,961,031	$10,350,361
Net realized gain (loss)	51,775,582	228,993,010
Net change in unrealized appreciation (depreciation)	(361,353,498)	241,064,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(294,616,885)	480,407,685

Distributions to shareholders:
Class IA	(7,095,167)	(29,274,881)
Class IB	(51,497,369)	(221,005,913)
Class K	(497,636)	(1,993,524)

Total distributions to shareholders	(59,090,172)	(252,274,318)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 264,887 and 389,107 shares, respectively ]	4,412,606	7,590,599
Capital shares issued in reinvestment of dividends and distributions [ 459,213 and 1,603,767 shares, respectively ]	7,095,167	29,274,881
Capital shares repurchased [ (1,047,102) and (1,192,507) shares, respectively ]	(17,342,053)	(22,733,908)

Total Class IA transactions	(5,834,280)	14,131,572

Class IB
Capital shares sold [ 1,325,035 and 1,524,466 shares, respectively ]	21,930,467	28,886,326
Capital shares issued in reinvestment of dividends and distributions [ 3,378,263 and 12,262,386 shares, respectively ]	51,497,369	221,005,913
Capital shares repurchased [ (11,370,672) and (12,945,692) shares, respectively ]	(185,791,406)	(245,404,001)

Total Class IB transactions	(112,363,570)	4,488,238

Class K
Capital shares sold [ 81,623 and 179,607 shares, respectively ]	1,408,776	3,521,690
Capital shares issued in reinvestment of dividends and distributions [ 32,125 and 109,198 shares, respectively ]	497,636	1,993,524
Capital shares repurchased [ (156,677) and (205,215) shares, respectively ]	(2,588,948)	(3,899,366)

Total Class K transactions	(682,536)	1,615,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(118,880,386)	20,235,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(472,587,443)	248,369,025
NET ASSETS:
Beginning of year	2,078,904,387	1,830,535,362

End of year	$1,606,316,944	$2,078,904,387

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.54	$16.55	$16.48	$13.96	$17.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.10	0.14	0.17	0.17
Net realized and unrealized gain (loss)	(2.84)	4.36	0.62	3.52	(2.44)

Total from investment operations	(2.70)	4.46	0.76	3.69	(2.27)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.17)	(0.22)	(0.19)
Distributions from net realized gains	(0.41)	(2.36)	(0.52)	(0.95)	(1.44)
Return of capital	—	—	—	—	(0.01)

Total dividends and distributions	(0.56)	(2.47)	(0.69)	(1.17)	(1.64)

Net asset value, end of year	$15.28	$18.54	$16.55	$16.48	$13.96

Total return	(14.55)%	27.44%	4.94%	26.63%	(13.32)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$196,544	$244,498	$205,076	$212,355	$187,420
Ratio of expenses to average net assets (f)	0.93%	0.92%	0.94%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (f)	0.85%	0.51%	1.00%	1.05%	0.97%
Portfolio turnover rate^	28%	23%	29%	19%	25%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.30	$16.37	$16.30	$13.82	$17.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.10	0.14	0.17	0.17
Net realized and unrealized gain (loss)	(2.81)	4.30	0.62	3.48	(2.42)

Total from investment operations	(2.67)	4.40	0.76	3.65	(2.25)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.17)	(0.22)	(0.19)
Distributions from net realized gains	(0.41)	(2.36)	(0.52)	(0.95)	(1.44)
Return of capital	—	—	—	—	(0.01)

Total dividends and distributions	(0.56)	(2.47)	(0.69)	(1.17)	(1.64)

Net asset value, end of year	$15.07	$18.30	$16.37	$16.30	$13.82

Total return	(14.58)%	27.38%	4.99%	26.61%	(13.33)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,397,370	$1,818,559	$1,612,699	$1,673,340	$1,468,507
Ratio of expenses to average net assets (f)	0.93%	0.92%	0.94%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (f)	0.84%	0.51%	1.00%	1.05%	0.97%
Portfolio turnover rate^	28%	23%	29%	19%	25%

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.56	$16.56	$16.48	$13.96	$17.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.15	0.18	0.21	0.21
Net realized and unrealized gain (loss)	(2.84)	4.36	0.63	3.52	(2.44)

Total from investment operations	(2.66)	4.51	0.81	3.73	(2.23)

Less distributions:
Dividends from net investment income	(0.20)	(0.15)	(0.21)	(0.26)	(0.23)
Distributions from net realized gains	(0.41)	(2.36)	(0.52)	(0.95)	(1.44)
Return of capital	—	—	—	—	(0.01)

Total dividends and distributions	(0.61)	(2.51)	(0.73)	(1.21)	(1.68)

Net asset value, end of year	$15.29	$18.56	$16.56	$16.48	$13.96

Total return	(14.38)%	27.76%	5.22%	26.92%	(13.09)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,403	$15,848	$12,760	$15,922	$13,404
Ratio of expenses to average net assets (f)	0.68%	0.67%	0.69%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets (f)	1.10%	0.77%	1.25%	1.30%	1.21%
Portfolio turnover rate^	28%	23%	29%	19%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1205

EQ/MONEY MARKET PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	BNY Mellon Investment Adviser, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	1.11%	0.85%	0.46%
Portfolio – Class IB Shares	1.11	0.85	0.46
ICE BofA 3-Month U.S. Treasury Bill Index	1.47	1.27	0.77

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 1.11% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.47% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Beginning in March of 2022, the Federal Reserve (Fed) began to tighten monetary policy by raising the Federal funds rate. The target range has been elevated at each of the last seven Federal Open Market Committee (FOMC) meetings, for a total of 425 basis points. The current Federal funds target range is now 4.25% to 4.50%. These rate hikes correspondingly lifted yields on money market securities the Portfolio invests in.

•

The Portfolio was appropriately positioned with a short Weighted Average Maturity (WAM) as the Fed aggressively hiked rates. The Portfolio’s assets are significantly allocated in overnight reverse repurchase agreements, and floating rate notes (FRN’s) that reset daily off the Secured Overnight Financing Rate (SOFR). This positioning benefitted the Portfolio as yields on overnight investments outpaced yields on longer-dated fixed rate securities over the period.

What hurt performance during the year:

•

Considerable demand for short-dated U.S. government securities persists in the market, driving yields on front-end Treasury bills lower than yields on overnight repurchase agreements and FRN’s over the period. Therefore, yields on fixed-rate government securities the Portfolio purchased generally lagged.

Portfolio Positioning and Outlook — BNY Mellon Investment Adviser, Inc.

We expect the Fed to continue to tighten monetary policy by hiking rates, less aggressively in the first half of 2023, before pausing at a more elevated terminal rate. We therefore intend to continue positioning the Fund with a relatively short WAM. However, we may opportunistically add longer-dated higher-yielding fixed rate securities, should market conditions warrant. The Portfolio concluded December 2022 with a weighted average maturity (WAM) of 15 days and a weighted average life (WAL) of 28 days. This is in comparison to one year prior when the WAM and WAL were both 54 days.

This Portfolio is neither guaranteed nor insured by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in this Portfolio.

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EQ/MONEY MARKET PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2022
Weighted Average Maturity (Days)	14.00
Number of Holdings	25
Weighted Avg. Credit Quality**:	A-1+

Maturity Weightings
1-30 Days	71.00
31-60 Days	11.29
61-90 Days	12.75
91-120 Days	0.00
>120 Days	4.96

Total	100.00

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Distribution of Assets by Sector as of December 31, 2022	% of Net Assets
Repurchase Agreements	56.7%
U.S. Treasury Obligations	33.3
U.S. Government Agency Securities	13.7
Investment Company	2.3
Cash and Other	(6.0)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,010.70	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.53
Class IB
Actual	1,000.00	1,010.70	3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.53

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.69% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.3%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	40,000,000	$40,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (56.7%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $22,206,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $22,650,184. (xx)	$22,195,508	22,195,508
Banco Santander SA, 4.10%, dated 12/30/22, due 1/3/23, repurchase price $241,000,000, collateralized by various U.S. Government Treasury Securities, ranging from 2.000%-6.000%, maturing 7/1/34-9/1/52; total market value $245,820,000.	241,000,000	241,000,000
Bank of Nova Scotia (The), 4.25%, dated 12/30/22, due 1/3/23, repurchase price $100,047,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.300%, maturing 2/23/23-5/17/32; total market value $102,048,240.	100,000,000	100,000,000
BofA Securities Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $120,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 3.950%-5.090%, maturing 10/15/57-1/15/58; total market value $122,400,001.	120,000,000	120,000,000
BofA Securities Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $100,000,000, collateralized by various U.S. Government Treasury Securities, ranging from 4.000%-5.000%, maturing 12/20/48-7/20/52; total market value $102,000,000.	100,000,000	100,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $21,314,434, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $21,730,582. (xx)	21,304,492	21,304,492
Societe Generale, 4.25%, dated 12/30/22, due 1/3/23, repurchase price $350,000,034, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-2.875%, maturing 3/15/25-5/15/32; total market value $357,000,034.	350,000,000	350,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $20,009,778, collateralized by various Common Stocks; total market value $22,212,935. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		974,500,000

U.S. Government Agency Securities (13.7%)
FHLB
(SOFR + 0.01%), 4.31%, 1/17/23 (k)	15,000,000	15,000,000
(SOFR + 0.03%), 4.33%, 1/27/23 (k)	15,000,000	15,000,000
(SOFR + 0.06%), 4.35%, 3/14/23 (k)	20,000,000	20,000,000
(SOFR + 0.02%), 4.31%, 3/15/23 (k)	15,000,000	14,998,766
(SOFR + 0.03%), 4.33%, 3/21/23 (k)	25,000,000	25,000,000
(SOFR + 0.02%), 4.32%, 3/24/23 (k)	35,000,000	35,000,000
(SOFR + 0.05%), 4.35%, 3/28/23 (k)	25,000,000	25,000,000
(SOFR + 0.03%), 4.33%, 5/1/23 (k)	35,000,000	35,000,000
(SOFR + 0.06%), 4.36%, 5/1/23 (k)	25,000,000	25,000,000
(SOFR + 0.07%), 4.37%, 7/25/23 (k)	25,000,000	25,000,000

Total U.S. Government Agency Securities		234,998,766

U.S. Treasury Obligations (33.3%)
U.S. Treasury Bills
3.88%, 1/3/23 (p)	50,000,000	49,989,222
2.69%, 1/12/23 (p)	25,000,000	24,979,490
4.03%, 1/17/23 (p)	50,000,000	49,910,667
2.90%, 1/19/23 (p)(x)	40,000,000	39,942,100
3.95%, 1/24/23 (p)	115,000,000	114,710,328
4.09%, 1/31/23 (p)(x)	75,000,000	74,745,000
4.08%, 2/14/23 (p)	50,000,000	49,751,583
4.08%, 2/21/23 (p)	70,000,000	69,598,233
4.31%, 3/16/23 (p)	25,000,000	24,780,569
4.33%, 3/23/23 (p)	75,000,000	74,276,062

Total U.S. Treasury Obligations		572,683,254

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Value (Note 1)
Total Investments in Securities (106.0%) (Amortized Cost $1,822,182,020)	$1,822,182,020
Other Assets Less Liabilities (-6.0%)	(103,309,273)

Net Assets (100%)	$1,718,872,747

Federal Income Tax Cost of Investments	$1,822,182,020

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $103,235,490. This was collateralized by cash of $103,500,000 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Investment Company	$40,000,000	$—	$—	$40,000,000
Repurchase Agreements	—	974,500,000	—	974,500,000
U.S. Treasury Obligations	—	572,683,254	—	572,683,254
U.S. Government Agency Securities	—	234,998,766	—	234,998,766

Total Assets	$40,000,000	$1,782,182,020	$—	$1,822,182,020

Total Liabilities	$—	$—	$—	$—

Total	$40,000,000	$1,782,182,020	$—	$1,822,182,020

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value: (x)
Unaffiliated Issuers (Cost $847,682,020)	$847,682,020
Repurchase Agreements (Cost $974,500,000)	974,500,000
Cash	436,835
Dividends, interest and other receivables	1,003,835
Securities lending income receivable	11,717
Other assets	6,364

Total assets	1,823,640,771

LIABILITIES
Payable for return of collateral on securities loaned	103,500,000
Investment management fees payable	493,437
Distribution fees payable – Class IB	276,493
Administrative fees payable	139,684
Distribution fees payable – Class IA	82,761
Trustees’ fees payable	2,421
Accrued expenses	273,228

Total liabilities	104,768,024

NET ASSETS	$1,718,872,747

Net assets were comprised of:
Paid in capital	$1,718,872,747

Net assets	$1,718,872,747

Class IA
Net asset value, offering and redemption price per share, $435,756,365 / 435,435,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,283,116,382 / 1,282,833,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

(x)	Includes value of securities on loan of $103,235,490.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$26,866,200
Securities lending (net)	249,636

Total income	27,115,836

EXPENSES
Investment management fees	5,421,027
Distribution fees – Class IB	3,217,109
Administrative fees	1,512,847
Distribution fees – Class IA	855,733
Professional fees	87,935
Custodian fees	57,100
Printing and mailing expenses	56,434
Trustees’ fees	50,276
Miscellaneous	32,682

Gross expenses	11,291,143
Less:
Voluntary waiver from investment manager	(1,516,833)
Voluntary waiver from distributor	(1,314,223)

Net expenses	8,460,087

NET INVESTMENT INCOME (LOSS)	18,655,749

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,511

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,657,260

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,655,749	$—
Net realized gain (loss)	1,511	2,917,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,657,260	2,917,414

Distributions to shareholders:
Class IA	(3,999,294)	(544,460)
Class IB	(14,666,940)	(2,369,531)

Total distributions to shareholders	(18,666,234)	(2,913,991)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 383,601,593 and 365,540,284 shares, respectively ]	383,885,459	365,825,668
Capital shares issued in reinvestment of dividends and distributions [ 3,996,341 and 544,057 shares, respectively ]	3,999,294	544,460
Capital shares repurchased [ (282,149,806) and (400,021,975) shares, respectively ]	(282,358,856)	(400,348,813)

Total Class IA transactions	105,525,897	(33,978,685)

Class IB
Capital shares sold [ 15,409,238,053 and 14,151,706,124 shares, respectively ]	15,412,702,662	14,156,444,157
Capital shares issued in reinvestment of dividends and distributions [ 14,663,671 and 2,368,997 shares, respectively ]	14,666,940	2,369,531
Capital shares repurchased [ (15,324,485,022) and (14,239,556,174) shares, respectively ]	(15,327,929,787)	(14,243,944,351)

Total Class IB transactions	99,439,815	(85,130,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	204,965,712	(119,109,348)

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,956,738	(119,105,925)
NET ASSETS:
Beginning of year	1,513,916,009	1,633,021,934

End of year	$1,718,872,747	$1,513,916,009

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020		2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	—	—	#	0.02	0.01
Net realized and unrealized gain (loss)	— #	— #	—	#	— #	— #

Total from investment operations	0.01	— #	—	#	0.02	0.01

Less distributions:
Dividends from net investment income	(0.01)	—	—	#	(0.02)	(0.01)
Distributions from net realized gains	— #	— #	—	#	— #	—

Total dividends and distributions	(0.01)	— #	—	#	(0.02)	(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	1.11%	0.16%	0.20%		1.52%	1.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$435,756	$330,232	$364,115		$304,525	$294,561
Ratio of expenses to average net assets:
After waivers	0.52%	0.04%	0.32%		0.71%	0.57%
Before waivers	0.69%	0.70%	0.71%		0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers	1.17%	—%	0.18%		1.50%	1.26%
Before waivers	0.99%	(0.65)%	(0.22)%		1.50%	1.11%

	Year Ended December 31,
Class IB	2022	2021	2020		2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	—	—	#	0.02	0.01
Net realized and unrealized gain (loss)	— #	— #	—	#	— #	— #

Total from investment operations	0.01	— #	—	#	0.02	0.01

Less distributions:
Dividends from net investment income	(0.01)	—	—	#	(0.02)	(0.01)
Distributions from net realized gains	— #	— #	—	#	— #	—

Total dividends and distributions	(0.01)	— #	—	#	(0.02)	(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	1.11%	0.16%	0.20%		1.52%	1.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,283,116	$1,183,684	$1,268,907		$968,182	$885,669
Ratio of expenses to average net assets:
After waivers	0.52%	0.04%	0.31%		0.71%	0.57%
Before waivers	0.69%	0.70%	0.71%		0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers	1.14%	—%	0.18%		1.50%	1.26%
Before waivers	0.97%	(0.65)%	(0.21)%		1.50%	1.11%
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1212

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Morgan Stanley Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*,**	(44.23)%	7.50%	7.61%
Portfolio – Class K Shares*	(43.99)	7.80	7.87
Russell 2000® Growth Index	(26.36)	3.51	6.62

* Date of inception 4/21/14.

**  The returns of Class IB were calculated using the returns of Class K, adjusted for expenses for the period from April 14, 2015 through April 30, 2015.

     Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (44.23)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Growth Index, which returned (26.36)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in aggregate detracted across all sectors in which the Portfolio was invested; however, individual holdings that performed well included Calix, Inc., Signify Health, Inc. and MongoDB, Inc., the top three contributors to relative performance. Calix is a hardware and software solutions provider for the network access market. Its strong performance was driven by solid quarterly results and a substantial increase in revenue guidance. The company also had a record quarter for hiring and announced a stock repurchase program.

•	The Portfolio’s overweight to Health Care and underweight to Real Estate were small positive relative contributors.

What hurt performance during the year:

•

Stock selection was the main driver of relative underperformance, largely driven by mixed selection in the Consumer Discretionary, Health Care and Information Technology sectors. Across the whole Portfolio, Affirm Holdings, Inc., Upstart Holdings, Inc. and Anterix, Inc. were the largest detractors. Affirm Holdings is a technology company specializing in consumer buy-now-pay-later point of sale financing and payment processing. Its shares languished due to concerns about a tougher funding environment and macroeconomic weakness resulting in potentially greater consumer delinquencies and loan losses.

•	Sector selection detracted from relative performance to a lesser extent. The lack of exposure to Energy and underweight positions in Industrials and Consumers Staples were unfavorable.

•

Greater market volatility and a widespread sell-off in high growth and high multiple equities was a significant headwind to Portfolio performance in 2022. We believe the sell-off was driven by a broad rotation out of such names and not due to company-specific fundamentals, which, across most of the Portfolio, remained largely healthy.

Portfolio Positioning and Outlook — Morgan Stanley Investment Management, Inc.

Our team continues to focus on stock selection and the long-term outlook for companies owned in the Portfolio. At the end of the period, the Portfolio’s largest sector weights were in Information Technology, Consumer Discretionary, and Health Care. The Portfolio had no exposure to the Energy and Utilities sectors.

As a team, we believe having a market outlook can be an anchor. Our focus is on assessing company prospects over a five-year horizon, and owning a Portfolio of unique companies whose market value we believe can increase significantly for underlying fundamental reasons.

1213

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	28.2%
Health Care	25.2
Consumer Discretionary	15.2
Repurchase Agreements	10.9
Industrials	10.0
Energy	3.8
Investment Companies	3.6
Financials	3.5
Communication Services	3.2
Materials	3.0
Consumer Staples	2.6
Real Estate	1.5
Utilities	0.9
Cash and Other	(11.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$951.60	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class K
Actual	1,000.00	955.10	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1214

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (2.4%)
Anterix, Inc. (x)*	208,197	$6,697,697
Bandwidth, Inc., Class A*	730	16,754
Charge Enterprises, Inc. (x)*	20,924	25,946
Cogent Communications Holdings, Inc.	3,658	208,799
Consolidated Communications Holdings, Inc.*	1,358	4,862
Globalstar, Inc. (x)*	87,295	116,102
IDT Corp., Class B*	1,679	47,297
Iridium Communications, Inc.*	19,107	982,100
Ooma, Inc.*	3,762	51,238

		8,150,795

Entertainment (0.1%)
Cinemark Holdings, Inc.*	13,068	113,169
IMAX Corp.*	4,488	65,794
Liberty Media Corp.-Liberty Braves, Class A*	1,701	55,572
Liberty Media Corp.-Liberty Braves, Class C*	5,844	188,352
Playstudios, Inc. (x)*	6,264	24,304
Reservoir Media, Inc.*	2,807	16,758

		463,949

Interactive Media & Services (0.4%)
Arena Group Holdings, Inc. (The)*	1,328	14,090
Cargurus, Inc.*	15,511	217,309
Cars.com, Inc.*	1,248	17,185
DHI Group, Inc.*	5,827	30,825
Eventbrite, Inc., Class A*	10,788	63,217
EverQuote, Inc., Class A*	2,962	43,660
Leafly Holdings, Inc.*	1,870	1,219
MediaAlpha, Inc., Class A*	3,826	38,069
QuinStreet, Inc.*	557	7,993
Shutterstock, Inc.	3,591	189,317
Vimeo, Inc.*	21,218	72,778
Vinco Ventures, Inc. (x)*	20,004	9,282
Wejo Group Ltd. (x)*	4,118	1,981
Yelp, Inc.*	10,264	280,618
Ziff Davis, Inc.*	1,283	101,485
ZipRecruiter, Inc., Class A*	11,117	182,541

		1,271,569

Media (0.3%)
AdTheorent Holding Co., Inc. (x)*	5,989	9,942
Boston Omaha Corp., Class A*	265	7,022
Entravision Communications Corp., Class A	6,352	30,489
Gambling.com Group Ltd.*	1,346	12,316
Gray Television, Inc.	5,309	59,408
Innovid Corp. (x)*	10,975	18,767
Integral Ad Science Holding Corp.*	1,800	15,822
John Wiley & Sons, Inc., Class A	6,151	246,409
Loyalty Ventures, Inc.*	1,204	2,902
PubMatic, Inc., Class A*	6,122	78,423
Sinclair Broadcast Group, Inc., Class A	6,010	93,215
Stagwell, Inc. (x)*	1,200	7,452
TechTarget, Inc.*	4,081	179,809
Thryv Holdings, Inc.*	1,083	20,577
WideOpenWest, Inc.*	4,882	44,475

		827,028

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	663	9,786

Total Communication Services		10,723,127

Consumer Discretionary (15.2%)
Auto Components (1.3%)
American Axle & Manufacturing Holdings, Inc.*	964	7,538
Dorman Products, Inc.*	4,027	325,663
Fox Factory Holding Corp.*	6,472	590,441
Gentherm, Inc. (x)*	5,056	330,106
Holley, Inc. (x)*	7,656	16,231
LCI Industries	3,777	349,184
Luminar Technologies, Inc. (x)*	38,217	189,174
Patrick Industries, Inc.	366	22,180
Solid Power, Inc. (x)*	8,403	21,344
Stoneridge, Inc.*	531	11,448
Visteon Corp.*	4,246	555,504
XPEL, Inc. (m)*	30,250	1,816,815

		4,235,628

Automobiles (0.1%)
Canoo, Inc. (x)*	23,347	28,717
Faraday Future Intelligent Electric, Inc. (x)*	18,872	5,479
Fisker, Inc. (x)*	26,880	195,418
Mullen Automotive, Inc. (x)*	53,645	15,342
Workhorse Group, Inc. (x)*	22,706	34,513

		279,469

Distributors (0.0%)†
Funko, Inc., Class A (x)*	5,025	54,823

Diversified Consumer Services (1.5%)
Beachbody Co., Inc. (The) (x)*	1,935	1,018
Carriage Services, Inc.	1,955	53,841
Chegg, Inc.*	18,989	479,852
Coursera, Inc.*	17,320	204,895
Duolingo, Inc.*	51,179	3,640,362
European Wax Center, Inc., Class A (x)	3,566	44,397
Nerdy, Inc. (x)*	8,326	18,733
OneSpaWorld Holdings Ltd.*	9,946	92,796
Rover Group, Inc. (x)*	13,806	50,668
Stride, Inc.*	6,194	193,748
Udemy, Inc.*	11,012	116,177
Universal Technical Institute, Inc.*	5,254	35,307
Vivint Smart Home, Inc.*	3,884	46,220

		4,978,014

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc.*	8,390	64,603
Bloomin’ Brands, Inc.	9,749	196,150
Bluegreen Vacations Holding Corp.	141	3,519
Brinker International, Inc.*	5,926	189,099
Century Casinos, Inc.*	3,120	21,934
Cheesecake Factory, Inc. (The) (x)	7,376	233,893
Cracker Barrel Old Country Store, Inc.	3,361	318,421
Dave & Buster’s Entertainment, Inc.*	6,491	230,041

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Denny’s Corp.*	6,281	$57,848
Dine Brands Global, Inc.	1,928	124,549
Everi Holdings, Inc.*	6,941	99,603
F45 Training Holdings, Inc. (x)*	5,833	16,624
First Watch Restaurant Group, Inc.*	539	7,293
Full House Resorts, Inc.*	1,310	9,851
Golden Entertainment, Inc.*	3,024	113,098
Hilton Grand Vacations, Inc.*	12,966	499,710
Inspired Entertainment, Inc.*	2,309	29,255
International Game Technology plc	3,393	76,953
Jack in the Box, Inc.	477	32,546
Krispy Kreme, Inc. (x)	2,967	30,619
Kura Sushi USA, Inc., Class A*	735	35,045
Lindblad Expeditions Holdings, Inc.*	402	3,095
Membership Collective Group, Inc., Class A (x)*	172,941	646,799
Monarch Casino & Resort, Inc.*	2,023	155,548
NEOGAMES SA*	2,026	24,697
Noodles & Co., Class A*	6,633	36,415
ONE Group Hospitality, Inc. (The)*	3,576	22,529
Papa John’s International, Inc.	3,584	294,999
Portillo’s, Inc., Class A (x)*	4,256	69,458
RCI Hospitality Holdings, Inc.	1,208	112,574
Red Rock Resorts, Inc., Class A	3,424	136,994
Rush Street Interactive, Inc.*	9,274	33,294
Ruth’s Hospitality Group, Inc.	4,676	72,385
SeaWorld Entertainment, Inc.*	3,024	161,814
Shake Shack, Inc., Class A*	5,695	236,513
Sonder Holdings, Inc. (x)*	30,742	38,120
Sweetgreen, Inc., Class A (x)*	13,447	115,241
Target Hospitality Corp. (x)*	4,524	68,493
Texas Roadhouse, Inc.	10,271	934,147
Wingstop, Inc.	4,571	629,061
Xponential Fitness, Inc., Class A*	817	18,734

		6,201,564

Household Durables (2.7%)
Aterian, Inc.*	533	411
Cavco Industries, Inc.*	1,363	308,379
Century Communities, Inc. (x)	315	15,753
Cricut, Inc., Class A (x)*	387,577	3,592,839
Dream Finders Homes, Inc., Class A (x)*	3,440	29,790
Green Brick Partners, Inc.*	1,190	28,834
Helen of Troy Ltd.*	3,620	401,494
Hovnanian Enterprises, Inc., Class A*	832	35,011
Installed Building Products, Inc.	3,633	310,985
iRobot Corp. (x)*	3,586	172,594
KB Home	1,864	59,368
LGI Homes, Inc.*	227	21,020
Lovesac Co. (The)*	2,184	48,070
M.D.C. Holdings, Inc.	2,254	71,226
M/I Homes, Inc.*	608	28,077
Meritage Homes Corp.*	349	32,178
Purple Innovation, Inc. (x)*	421	2,017
Skyline Champion Corp.*	8,132	418,879
Sonos, Inc.*	19,461	328,891
Taylor Morrison Home Corp., Class A*	1,815	55,085
Tri Pointe Homes, Inc.*	1,442	26,807
Victoria plc (x)*	537,541	3,125,828
Vizio Holding Corp., Class A (x)*	10,218	75,715
Vuzix Corp. (x)*	8,387	30,529

		9,219,780

Internet & Direct Marketing Retail (3.3%)
BARK, Inc. (x)*	577,554	860,556
CarParts.com, Inc.*	7,438	46,562
Duluth Holdings, Inc., Class B (x)*	1,117	6,903
Global-e Online Ltd.*	399,996	8,255,917
Groupon, Inc. (x)*	300	2,574
Liquidity Services, Inc.*	1,894	26,630
Lulu’s Fashion Lounge Holdings, Inc. (x)*	2,742	6,882
PetMed Express, Inc. (x)	2,722	48,179
Quotient Technology, Inc.*	1,830	6,277
RealReal, Inc. (The) (x)*	2,196	2,745
Rent the Runway, Inc., Class A (x)*	7,598	23,174
Revolve Group, Inc. (x)*	6,206	138,146
Stitch Fix, Inc., Class A*	5,149	16,013
ThredUp, Inc., Class A (x)*	334	438
Vivid Seats, Inc., Class A (x)*	948	6,920
Wayfair, Inc., Class A (x)*	46,231	1,520,538
Xometry, Inc., Class A (x)*	5,196	167,467

		11,135,921

Leisure Products (1.4%)
Acushnet Holdings Corp.	1,473	62,544
Clarus Corp.	3,793	29,737
Latham Group, Inc.*	6,535	21,043
Malibu Boats, Inc., Class A*	3,088	164,590
Marine Products Corp.	1,428	16,808
MasterCraft Boat Holdings, Inc.*	2,689	69,564
Peloton Interactive, Inc., Class A (x)*	540,838	4,294,254
Smith & Wesson Brands, Inc.	450	3,906
Sturm Ruger & Co., Inc.	2,400	121,488

		4,783,934

Multiline Retail (0.1%)
Dillard’s, Inc., Class A (x)	603	194,889
Franchise Group, Inc. (x)	3,718	88,563

		283,452

Specialty Retail (1.0%)
Arko Corp. (x)	12,726	110,207
Asbury Automotive Group, Inc.*	971	174,052
Bed Bath & Beyond, Inc. (x)*	9,067	22,758
Boot Barn Holdings, Inc.*	4,490	280,715
Buckle, Inc. (The)	4,276	193,917
Build-A-Bear Workshop, Inc.*	1,581	37,691
Caleres, Inc.	5,280	117,638
Camping World Holdings, Inc., Class A (x)	5,814	129,768
Carvana Co. (x)*	108,137	512,569
Chico’s FAS, Inc.*	12,994	63,930
Children’s Place, Inc. (The)*	1,307	47,601
Citi Trends, Inc.*	4	106
Designer Brands, Inc., Class A	5,438	53,184
Destination XL Group, Inc.*	4,709	31,786
EVgo, Inc. (x)*	1,880	8,404
Guess?, Inc. (x)	4,684	96,912
Hibbett, Inc.	1,513	103,217
MarineMax, Inc.*	246	7,680

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Murphy USA, Inc.	3,189	$891,453
National Vision Holdings, Inc.*	737	28,566
OneWater Marine, Inc., Class A*	119	3,403
Party City Holdco, Inc. (x)*	6,280	2,295
Rent-A-Center, Inc.	7,559	170,455
Sally Beauty Holdings, Inc.*	15,073	188,714
Sleep Number Corp.*	1,523	39,568
Torrid Holdings, Inc. (x)*	911	2,697
Warby Parker, Inc., Class A (x)*	12,714	171,512

		3,490,798

Textiles, Apparel & Luxury Goods (2.0%)
Allbirds, Inc., Class A (x)*	3,925	9,499
Crocs, Inc.*	9,252	1,003,194
Ermenegildo Zegna NV (x)	1,459	15,276
Kontoor Brands, Inc.	8,460	338,315
On Holding AG, Class A*	270,288	4,638,142
Oxford Industries, Inc.	1,594	148,529
Rocky Brands, Inc.	33	779
Steven Madden Ltd.	11,686	373,485
Wolverine World Wide, Inc.	11,695	127,826

		6,655,045

Total Consumer Discretionary		51,318,428

Consumer Staples (2.6%)
Beverages (0.8%)
Celsius Holdings, Inc.*	16,044	1,669,218
Coca-Cola Consolidated, Inc.	719	368,387
Duckhorn Portfolio, Inc. (The)*	6,524	108,103
MGP Ingredients, Inc.	2,145	228,185
National Beverage Corp.*	3,614	168,159
Vintage Wine Estates, Inc. (x)*	773	2,520
Vita Coco Co., Inc. (The) (x)*	4,164	57,546

		2,602,118

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	3,669	122,104
Fresh Market, Inc. (The) (r)*	6,480	—
Natural Grocers by Vitamin Cottage, Inc.	1,247	11,397
PriceSmart, Inc.	2,342	142,347
Rite Aid Corp.*	4,103	13,704
Sprouts Farmers Market, Inc.*	16,232	525,430
United Natural Foods, Inc.*	663	25,665

		840,647

Food Products (0.7%)
Benson Hill, Inc. (x)*	13,418	34,216
Beyond Meat, Inc. (x)*	9,358	115,197
BRC, Inc., Class A (x)*	4,163	25,436
Calavo Growers, Inc.	2,633	77,410
Cal-Maine Foods, Inc.	5,355	291,580
J & J Snack Foods Corp.	2,347	351,369
John B Sanfilippo & Son, Inc.	849	69,041
Lancaster Colony Corp.	2,515	496,210
Local Bounti Corp. (x)*	9,534	13,252
Mission Produce, Inc.*	861	10,005
Simply Good Foods Co. (The)*	13,580	516,447
Sovos Brands, Inc.*	4,310	61,935
SunOpta, Inc.*	13,882	117,164
Tattooed Chef, Inc. (x)*	7,474	9,193
Tootsie Roll Industries, Inc.	2,180	92,803
Utz Brands, Inc.	8,775	139,171
Vital Farms, Inc.*	4,712	70,303

		2,490,732

Household Products (0.2%)
Central Garden & Pet Co.*	460	17,227
Central Garden & Pet Co., Class A*	2,247	80,443
Energizer Holdings, Inc.	10,319	346,202
WD-40 Co.	2,098	338,219

		782,091

Personal Products (0.6%)
Beauty Health Co. (The) (x)*	12,664	115,242
BellRing Brands, Inc.*	20,167	517,082
e.l.f. Beauty, Inc.*	7,488	414,086
Herbalife Nutrition Ltd.*	9,898	147,282
Inter Parfums, Inc.	2,763	266,685
Medifast, Inc.	1,670	192,635
Nu Skin Enterprises, Inc., Class A	3,132	132,045
Thorne HealthTech, Inc. (x)*	2,068	7,507
USANA Health Sciences, Inc.*	1,731	92,089
Veru, Inc. (x)*	9,489	50,102

		1,934,755

Tobacco (0.0%)†
22nd Century Group, Inc. (x)*	26,557	24,446
Turning Point Brands, Inc.	2,166	46,850
Vector Group Ltd.	3,208	38,047

		109,343

Total Consumer Staples		8,759,686

Energy (3.8%)
Energy Equipment & Services (1.3%)
Borr Drilling Ltd. (x)*	14,116	70,157
Cactus, Inc., Class A	9,035	454,099
ChampionX Corp.	30,563	886,021
DMC Global, Inc.*	611	11,878
Liberty Energy, Inc., Class A	21,227	339,844
Nabors Industries Ltd.*	1,206	186,773
NexTier Oilfield Solutions, Inc.*	26,799	247,623
Noble Corp. plc*	2,348	88,543
Oceaneering International, Inc.*	13,872	242,621
Patterson-UTI Energy, Inc.	22,136	372,770
ProFrac Holding Corp., Class A (x)*	1,616	40,723
RPC, Inc.	11,209	99,648
Solaris Oilfield Infrastructure, Inc., Class A	4,635	46,026
TETRA Technologies, Inc.*	18,540	64,149
US Silica Holdings, Inc.*	1,754	21,925
Valaris Ltd.*	9,314	629,813
Weatherford International plc*	10,814	550,649

		4,353,262

Oil, Gas & Consumable Fuels (2.5%)
Amplify Energy Corp.*	4,280	37,621
Arch Resources, Inc.	2,271	324,276
Battalion Oil Corp.*	302	2,932
Berry Corp.	2,163	17,304
Callon Petroleum Co.*	6,212	230,403
Chord Energy Corp.	3,773	516,184

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
CNX Resources Corp.*	1,575	$26,523
Comstock Resources, Inc.	13,954	191,309
CONSOL Energy, Inc.	4,943	321,295
Crescent Energy Co., Class A (x)	5,950	71,341
CVR Energy, Inc.	4,501	141,061
Delek US Holdings, Inc.	10,605	286,335
Denbury, Inc.*	7,665	667,008
Earthstone Energy, Inc., Class A (x)*	6,728	95,739
Empire Petroleum Corp.*	1,617	19,889
Energy Fuels, Inc. (x)*	19,637	121,946
Equitrans Midstream Corp.	14,861	99,569
Golar LNG Ltd.*	929	21,172
Gulfport Energy Corp.*	1,700	125,188
HighPeak Energy, Inc. (x)	1,022	23,373
Kinetik Holdings, Inc. (x)	265	8,766
Kosmos Energy Ltd.*	68,717	437,040
Laredo Petroleum, Inc.*	2,523	129,733
Magnolia Oil & Gas Corp., Class A	26,706	626,256
Matador Resources Co.	17,155	981,952
Murphy Oil Corp.	9,816	422,186
NextDecade Corp. (x)*	4,458	22,023
Northern Oil and Gas, Inc.	8,521	262,617
Par Pacific Holdings, Inc.*	7,500	174,375
PBF Energy, Inc., Class A	3,357	136,898
Permian Resources Corp. (x)	4,108	38,615
Ranger Oil Corp.	2,973	120,198
Riley Exploration Permian, Inc. (x)	1,064	31,314
Ring Energy, Inc. (x)*	4,714	11,596
SandRidge Energy, Inc.*	4,436	75,545
SilverBow Resources, Inc. (x)*	1,874	52,997
Sitio Royalties Corp. (x)	10,951	315,932
SM Energy Co.	18,432	641,987
Talos Energy, Inc.*	10,095	190,594
Tellurian, Inc. (x)*	77,908	130,885
Uranium Energy Corp. (x)*	53,770	208,628
Ur-Energy, Inc. (x)*	29,610	34,052
VAALCO Energy, Inc. (x)	15,806	72,075
Vertex Energy, Inc. (x)*	7,680	47,616
W&T Offshore, Inc.*	11,634	64,918

		8,579,266

Total Energy		12,932,528

Financials (3.5%)
Banks (0.9%)
BancFirst Corp.	1,786	157,489
Bancorp, Inc. (The)*	4,855	137,785
Bank of NT Butterfield & Son Ltd. (The)	442	13,176
BayCom Corp.	290	5,504
Cadence Bank	1,540	37,976
Coastal Financial Corp.*	1,567	74,464
Eastern Bankshares, Inc.	4,809	82,955
Esquire Financial Holdings, Inc.	933	40,361
Farmers & Merchants Bancorp, Inc. (x)	580	15,764
First Bancorp	1,605	20,416
First Financial Bankshares, Inc.	19,825	681,980
Five Star Bancorp	784	21,356
FVCBankcorp, Inc.*	299	5,702
Glacier Bancorp, Inc.	2,136	105,561
HomeTrust Bancshares, Inc.	416	10,055
Lakeland Financial Corp.	3,456	252,184
Live Oak Bancshares, Inc.	3,915	118,233
Metrocity Bankshares, Inc.	809	17,499
Metropolitan Bank Holding Corp.*	128	7,510
National Bank Holdings Corp., Class A	295	12,411
Nicolet Bankshares, Inc.*	252	20,107
Pathward Financial, Inc.	1,172	50,455
Professional Holding Corp., Class A*	69	1,914
ServisFirst Bancshares, Inc.	7,637	526,266
Silvergate Capital Corp., Class A*	3,680	64,032
Stock Yards Bancorp, Inc.	3,649	237,112
Third Coast Bancshares, Inc.*	105	1,935
Triumph Financial, Inc.*	1,330	64,997
Veritex Holdings, Inc.	999	28,052
West Bancorp, Inc.	484	12,366
Westamerica Bancorp	1,071	63,200

		2,888,817

Capital Markets (1.1%)
Artisan Partners Asset Management, Inc., Class A	6,013	178,586
B Riley Financial, Inc.	3,117	106,601
Blucora, Inc.*	7,269	185,578
Brightsphere Investment Group, Inc.	4,504	92,692
Cohen & Steers, Inc.	3,894	251,397
Diamond Hill Investment Group, Inc.	449	83,074
Donnelley Financial Solutions, Inc.*	240	9,276
Federated Hermes, Inc., Class B	13,073	474,681
Focus Financial Partners, Inc., Class A*	8,791	327,641
GCM Grosvenor, Inc., Class A (x)	5,753	43,780
Hamilton Lane, Inc., Class A	5,487	350,510
Houlihan Lokey, Inc.	7,645	666,338
Moelis & Co., Class A	4,836	185,557
Open Lending Corp., Class A*	16,074	108,499
Perella Weinberg Partners	5,345	52,381
PJT Partners, Inc., Class A	3,597	265,063
Sculptor Capital Management, Inc.	1,891	16,376
Silvercrest Asset Management Group, Inc., Class A	1,435	26,935
StepStone Group, Inc., Class A	8,243	207,559
StoneX Group, Inc.*	260	24,778
Value Line, Inc.	129	6,564
Victory Capital Holdings, Inc., Class A	787	21,115
Virtus Investment Partners, Inc.	121	23,164
WisdomTree, Inc.	21,207	115,578

		3,823,723

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	445	11,659
Curo Group Holdings Corp. (x)	2,760	9,798
Dynamics, Inc. (r)*	35,722	37,776
FirstCash Holdings, Inc.	2,872	249,606
Green Dot Corp., Class A*	872	13,795
LendingClub Corp.*	805	7,084
LendingTree, Inc.*	1,651	35,216
NerdWallet, Inc., Class A (x)*	4,100	39,360
PROG Holdings, Inc.*	1,256	21,214
Upstart Holdings, Inc. (x)*	63,729	842,497
World Acceptance Corp.*	415	27,365

		1,295,370

Insurance (1.0%)
BRP Group, Inc., Class A*	9,276	233,199
eHealth, Inc.*	924	4,472

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Goosehead Insurance, Inc., Class A*	2,541	$87,258
HCI Group, Inc. (x)	1,048	41,490
Investors Title Co.	32	4,722
Kinsale Capital Group, Inc.	3,312	866,154
Palomar Holdings, Inc.*	3,709	167,499
RLI Corp.	6,015	789,589
SiriusPoint Ltd.*	1,106	6,525
Trupanion, Inc. (x)*	21,323	1,013,482
Universal Insurance Holdings, Inc.	769	8,144

		3,222,534

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	865	25,068
PennyMac Mortgage Investment Trust (REIT) (x)	3,195	39,586

		64,654

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	816	31,187
Bridgewater Bancshares, Inc.*	707	12,542
Columbia Financial, Inc.*	1,874	40,516
Greene County Bancorp, Inc.	540	31,007
Hingham Institution For Savings (The)	22	6,071
NMI Holdings, Inc., Class A*	958	20,022
Walker & Dunlop, Inc.	3,231	253,569

		394,914

Total Financials		11,690,012

Health Care (25.2%)
Biotechnology (5.5%)
Aadi Bioscience, Inc. (x)*	2,280	29,252
ACADIA Pharmaceuticals, Inc.*	18,312	291,527
ADMA Biologics, Inc.*	13,002	50,448
Affimed NV*	21,695	26,902
Agenus, Inc.*	47,647	114,353
Akero Therapeutics, Inc.*	299	16,385
Albireo Pharma, Inc. (x)*	2,729	58,974
Alector, Inc.*	9,266	85,525
Alkermes plc*	24,913	650,977
Alpine Immune Sciences, Inc. (x)*	1,137	8,357
Amicus Therapeutics, Inc.*	42,063	513,589
Anavex Life Sciences Corp. (x)*	10,320	95,563
Apellis Pharmaceuticals, Inc.*	14,307	739,815
Arbutus Biopharma Corp.*	9,146	21,310
Arcturus Therapeutics Holdings, Inc.*	3,106	52,678
Arcutis Biotherapeutics, Inc.*	6,200	91,760
Arrowhead Pharmaceuticals, Inc.*	15,657	635,048
Atara Biotherapeutics, Inc.*	1,218	3,995
Aura Biosciences, Inc.*	2,851	29,936
Aurinia Pharmaceuticals, Inc.*	21,073	91,035
Avid Bioservices, Inc.*	9,279	127,772
Beam Therapeutics, Inc. (x)*	31,932	1,248,861
BioCryst Pharmaceuticals, Inc. (x)*	19,432	223,079
Biohaven Ltd. (x)*	6,072	84,279
Blueprint Medicines Corp.*	9,116	399,372
Bridgebio Pharma, Inc.*	10,358	78,928
CareDx, Inc.*	7,700	87,857
Catalyst Pharmaceuticals, Inc.*	14,783	274,964
Celldex Therapeutics, Inc.*	1,536	68,460
Celularity, Inc., Class A (x)*	10,935	14,106
Cerevel Therapeutics Holdings, Inc.*	8,699	274,366
Chimerix, Inc.*	8,635	16,061
Coherus Biosciences, Inc.*	11,074	87,706
Crinetics Pharmaceuticals, Inc.*	1,131	20,697
CTI BioPharma Corp. (x)*	2,861	17,195
Cytokinetics, Inc.*	11,316	518,499
Deciphera Pharmaceuticals, Inc.*	2,098	34,386
Denali Therapeutics, Inc.*	16,575	460,951
Dynavax Technologies Corp.*	18,155	193,169
Eagle Pharmaceuticals, Inc.*	1,504	43,962
Eiger BioPharmaceuticals, Inc.*	5,894	6,955
Enanta Pharmaceuticals, Inc.*	351	16,329
Fate Therapeutics, Inc.*	51,078	515,377
FibroGen, Inc.*	11,847	189,789
Foghorn Therapeutics, Inc. (x)*	3,250	20,735
Geron Corp.*	39,664	95,987
Gossamer Bio, Inc. (x)*	10,071	21,854
GreenLight Biosciences Holdings PBC (x)*	11,762	13,879
Halozyme Therapeutics, Inc.*	20,330	1,156,777
Heron Therapeutics, Inc. (x)*	16,678	41,695
HilleVax, Inc. (x)*	412	6,893
Humacyte, Inc. (x)*	8,372	17,665
IGM Biosciences, Inc. (x)*	1,311	22,300
Imago Biosciences, Inc.*	2,313	83,152
ImmunityBio, Inc. (x)*	10,002	50,710
ImmunoGen, Inc.*	15,886	78,795
Inhibrx, Inc. (x)*	4,883	120,317
Insmed, Inc.*	20,614	411,868
Intellia Therapeutics, Inc.*	42,149	1,470,579
Intercept Pharmaceuticals, Inc.*	3,919	48,478
Ironwood Pharmaceuticals, Inc.*	20,881	258,716
IVERIC bio, Inc.*	20,530	439,547
Karuna Therapeutics, Inc.*	4,610	905,865
Karyopharm Therapeutics, Inc. (x)*	12,205	41,497
Keros Therapeutics, Inc.*	2,750	132,055
Kiniksa Pharmaceuticals Ltd., Class A*	4,637	69,462
Krystal Biotech, Inc.*	1,120	88,726
Lexicon Pharmaceuticals, Inc.*	5,197	9,926
Madrigal Pharmaceuticals, Inc.*	1,934	561,344
MannKind Corp.*	4,282	22,566
MeiraGTx Holdings plc*	391	2,549
Mirum Pharmaceuticals, Inc.*	2,886	56,277
Morphic Holding, Inc.*	3,297	88,195
Ocugen, Inc. (x)*	33,440	43,472
Organogenesis Holdings, Inc.*	11,419	30,717
Outlook Therapeutics, Inc. (x)*	20,249	21,869
PepGen, Inc.*	321	4,292
Point Biopharma Global, Inc.*	12,430	90,615
Praxis Precision Medicines, Inc.*	470	1,119
Precigen, Inc. (x)*	13,014	19,781
Prime Medicine, Inc. (x)*	749	13,916
ProKidney Corp. (x)*	47,511	325,925
Prometheus Biosciences, Inc.*	5,309	583,990
Prothena Corp. plc*	5,584	336,436
PTC Therapeutics, Inc.*	8,100	309,177
Rallybio Corp. (x)*	1,876	12,325
RAPT Therapeutics, Inc.*	2,838	56,192
Recursion Pharmaceuticals, Inc., Class A*	1,952	15,050
Relay Therapeutics, Inc.*	980	14,641
REVOLUTION Medicines, Inc. (x)*	1,655	39,422

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Rigel Pharmaceuticals, Inc.*	27,647	$41,471
Sangamo Therapeutics, Inc.*	1,208	3,793
Seres Therapeutics, Inc.*	11,111	62,222
Sorrento Therapeutics, Inc. (x)*	9,310	8,249
SpringWorks Therapeutics, Inc. (x)*	1,091	28,377
Syndax Pharmaceuticals, Inc.*	1,949	49,602
TG Therapeutics, Inc.*	20,292	240,054
Travere Therapeutics, Inc.*	8,492	178,587
Twist Bioscience Corp.*	5,898	140,431
Vaxart, Inc. (x)*	4,104	3,944
Vaxcyte, Inc.*	10,937	524,429
Vera Therapeutics, Inc. (x)*	2,007	38,835
Vericel Corp.*	7,199	189,622
Verve Therapeutics, Inc. (x)*	1,052	20,356
Viridian Therapeutics, Inc. (x)*	4,143	121,017
VistaGen Therapeutics, Inc. (x)*	22,833	2,352
Y-mAbs Therapeutics, Inc.*	5,930	28,938
Zentalis Pharmaceuticals, Inc.*	6,769	136,328

		18,686,504

Health Care Equipment & Supplies (5.2%)
Alphatec Holdings, Inc.*	9,889	122,129
Angle plc (x)*	767,608	468,640
Artivion, Inc.*	4,890	59,267
AtriCure, Inc.*	4,501	199,754
Atrion Corp.	214	119,722
Axogen, Inc.*	5,984	59,720
Axonics, Inc.*	7,465	466,786
Cardiovascular Systems, Inc.*	3,470	47,261
Cerus Corp.*	26,401	96,364
CONMED Corp.	4,446	394,093
Cutera, Inc.*	2,534	112,054
Embecta Corp.	7,688	194,430
Figs, Inc., Class A (x)*	252,583	1,699,884
Glaukos Corp.*	6,967	304,319
Haemonetics Corp.*	7,761	610,403
Heska Corp.*	1,456	90,505
Inari Medical, Inc.*	6,688	425,089
Inogen, Inc.*	194	3,824
Inspire Medical Systems, Inc.*	9,711	2,446,007
iRadimed Corp.	1,143	32,335
iRhythm Technologies, Inc.*	4,600	430,882
Lantheus Holdings, Inc.*	10,422	531,105
LeMaitre Vascular, Inc.	3,030	139,441
LivaNova plc*	6,266	348,014
Meridian Bioscience, Inc.*	6,573	218,289
Merit Medical Systems, Inc.*	7,362	519,904
Mesa Laboratories, Inc.	775	128,813
Nano-X Imaging Ltd. (x)*	468	3,454
Neogen Corp.*	30,419	463,281
Nevro Corp.*	5,322	210,751
NuVasive, Inc.*	8,016	330,580
Omnicell, Inc.*	6,772	341,444
OrthoPediatrics Corp.*	2,365	93,961
Outset Medical, Inc.*	59,893	1,546,437
Owlet, Inc. (x)*	2,811	1,572
Paragon 28, Inc. (x)*	7,035	134,439
Penumbra, Inc.*	5,493	1,221,973
PROCEPT BioRobotics Corp. (x)*	3,942	163,751
Pulmonx Corp.*	5,552	46,803
RxSight, Inc.*	3,106	39,353
Senseonics Holdings, Inc. (x)*	72,793	74,977
Shockwave Medical, Inc.*	5,431	1,116,668
SI-BONE, Inc.*	5,318	72,325
Sight Sciences, Inc.*	286	3,492
Silk Road Medical, Inc.*	5,725	302,566
STAAR Surgical Co.*	7,306	354,633
Surmodics, Inc.*	2,170	74,040
Tactile Systems Technology, Inc.*	1,051	12,066
TransMedics Group, Inc. (x)*	4,653	287,183
Treace Medical Concepts, Inc.*	5,088	116,973
UFP Technologies, Inc.*	1,048	123,549
Utah Medical Products, Inc.	511	51,371
Vicarious Surgical, Inc. (x)*	8,568	17,307
ViewRay, Inc.*	19,902	89,161
Zynex, Inc. (x)	3,371	46,891

		17,610,035

Health Care Providers & Services (6.6%)
23andMe Holding Co. (x)*	364,300	786,888
Addus HomeCare Corp.*	937	93,222
Agiliti, Inc.*	4,141	67,540
agilon health, Inc. (x)*	552,550	8,918,157
AirSculpt Technologies, Inc. (x)	1,947	7,204
Alignment Healthcare, Inc.*	84,040	988,310
AMN Healthcare Services, Inc.*	6,609	679,537
Apollo Medical Holdings, Inc. (x)*	5,936	175,646
Cano Health, Inc. (x)*	25,480	34,908
Clover Health Investments Corp. (x)*	56,903	52,891
CorVel Corp.*	1,361	197,794
Cross Country Healthcare, Inc.*	774	20,565
DocGo, Inc. (x)*	12,834	90,736
Ensign Group, Inc. (The)	8,263	781,763
Guardant Health, Inc.*	35,759	972,645
HealthEquity, Inc.*	12,668	780,856
Hims & Hers Health, Inc. (x)*	15,509	99,413
Innovage Holding Corp. (x)*	370	2,657
Joint Corp. (The)*	2,220	31,036
LHC Group, Inc.*	4,561	737,468
LifeStance Health Group, Inc. (x)*	729	3,601
ModivCare, Inc.*	588	52,761
National Research Corp.	2,144	79,971
Oak Street Health, Inc.*	37,381	804,065
Oncology Institute, Inc. (The) (x)*	5,648	9,319
Option Care Health, Inc.*	23,885	718,700
Owens & Minor, Inc.*	1,377	26,893
P3 Health Partners, Inc. (x)*	2,487	4,576
Patterson Cos., Inc.	10,475	293,614
Pennant Group, Inc. (The)*	4,073	44,722
PetIQ, Inc.*	3,440	31,717
Privia Health Group, Inc.*	136,855	3,107,977
Progyny, Inc.*	11,510	358,537
R1 RCM, Inc.*	22,977	251,598
RadNet, Inc.*	7,663	144,294
Select Medical Holdings Corp.	13,482	334,758
Surgery Partners, Inc.*	6,714	187,052
US Physical Therapy, Inc.	1,970	159,629

		22,133,020

Health Care Technology (3.3%)
Babylon Holdings Ltd., Class A (x)*	671	4,532
Doximity, Inc., Class A (x)*	276,682	9,285,448
Evolent Health, Inc., Class A*	12,519	351,534
HealthStream, Inc.*	159	3,950

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
NextGen Healthcare, Inc.*	4,062	$76,284
Nutex Health, Inc. (x)*	38,976	74,054
OptimizeRx Corp.*	2,433	40,874
Pear Therapeutics, Inc. (x)*	5,111	6,031
Phreesia, Inc.*	3,561	115,234
Schrodinger, Inc.*	53,079	992,046
Simulations Plus, Inc.	2,351	85,976

		11,035,963

Life Sciences Tools & Services (3.0%)
10X Genomics, Inc., Class A*	177,793	6,478,777
AbCellera Biologics, Inc. (x)*	13,349	135,225
Adaptive Biotechnologies Corp.*	688	5,256
Akoya Biosciences, Inc.*	2,452	23,466
BioLife Solutions, Inc.*	336	6,115
Codexis, Inc.*	9,803	45,682
CryoPort, Inc.*	5,403	93,742
Cytek Biosciences, Inc.*	17,354	177,184
MaxCyte, Inc. (x)*	212,971	1,162,822
Medpace Holdings, Inc.*	3,872	822,452
NanoString Technologies, Inc.*	6,137	48,912
OmniAb, Inc. (x)*	1,460	5,256
Quanterix Corp.*	659	9,127
Science 37 Holdings, Inc. (x)*	8,841	3,671
SomaLogic, Inc.*	187,086	469,586
Standard BioTools, Inc. (x)*	498,750	583,537

		10,070,810

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	9,817	154,618
Amneal Pharmaceuticals, Inc.*	16,606	33,046
Amphastar Pharmaceuticals, Inc.*	5,816	162,964
Amylyx Pharmaceuticals, Inc. (x)*	1,537	56,792
AN2 Therapeutics, Inc. (x)*	19	181
Arvinas, Inc.*	7,380	252,470
ATAI Life Sciences NV (x)*	256,846	683,210
Axsome Therapeutics, Inc. (x)*	4,889	377,089
Cassava Sciences, Inc. (x)*	5,813	171,716
Collegium Pharmaceutical, Inc.*	5,122	118,830
Corcept Therapeutics, Inc.*	13,105	266,163
Esperion Therapeutics, Inc.*	11,435	71,240
Evolus, Inc.*	5,651	42,439
EyePoint Pharmaceuticals, Inc. (x)*	1,864	6,524
GH Research plc (x)*	74,963	724,892
Harmony Biosciences Holdings, Inc.*	3,982	219,408
Innoviva, Inc.*	9,492	125,769
Intra-Cellular Therapies, Inc.*	13,975	739,557
OmniAb, Inc. (r)*	226	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	298	19,906
Liquidia Corp. (x)*	4,693	29,894
NGM Biopharmaceuticals, Inc. (x)*	3,824	19,197
Ocular Therapeutix, Inc.*	12,683	35,639
Pacira BioSciences, Inc.*	6,791	262,201
Phathom Pharmaceuticals, Inc. (x)*	3,711	41,637
Phibro Animal Health Corp., Class A	2,974	39,881
Provention Bio, Inc. (x)*	8,445	89,264
Reata Pharmaceuticals, Inc., Class A (x)*	3,505	133,155
Relmada Therapeutics, Inc. (x)*	3,284	11,461
Revance Therapeutics, Inc.*	12,300	227,058
SIGA Technologies, Inc. (x)	7,374	54,273
Theravance Biopharma, Inc.*	9,129	102,427
Third Harmonic Bio, Inc.*	768	3,302
Tricida, Inc. (x)*	1,065	163
Ventyx Biosciences, Inc.*	3,731	122,340
Xeris Biopharma Holdings, Inc. (x)*	21,018	27,954

		5,426,660

Total Health Care		84,962,992

Industrials (10.0%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.*	9,186	513,773
AeroVironment, Inc.*	3,766	322,596
Cadre Holdings, Inc. (x)	2,816	56,714
Momentus, Inc. (x)*	2,647	2,064
Moog, Inc., Class A	763	66,961
Rocket Lab USA, Inc. (x)*	32,788	123,611
Virgin Galactic Holdings, Inc. (x)*	17,223	59,936

		1,145,655

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,244	84,279
Forward Air Corp.	4,100	430,049
Radiant Logistics, Inc.*	1,471	7,488

		521,816

Airlines (0.3%)
Allegiant Travel Co.*	983	66,834
Frontier Group Holdings, Inc. (x)*	5,795	59,515
Joby Aviation, Inc. (x)*	229,603	769,170
Sun Country Airlines Holdings, Inc.*	4,946	78,443

		973,962

Building Products (1.0%)
AAON, Inc.	6,701	504,719
American Woodmark Corp.*	149	7,280
Apogee Enterprises, Inc.	3,379	150,230
CSW Industrials, Inc.	2,248	260,611
Griffon Corp.	3,531	126,374
Insteel Industries, Inc.	2,781	76,533
Janus International Group, Inc.*	12,404	118,086
JELD-WEN Holding, Inc.*	4,680	45,162
Masonite International Corp.*	3,391	273,349
PGT Innovations, Inc.*	8,779	157,671
Simpson Manufacturing Co., Inc.	6,535	579,393
UFP Industries, Inc.	7,998	633,842
Zurn Elkay Water Solutions Corp.	18,964	401,089

		3,334,339

Commercial Services & Supplies (0.7%)
ACV Auctions, Inc., Class A (x)*	8,872	72,839
Aris Water Solution, Inc., Class A (x)	3,232	46,573
Aurora Innovation, Inc. (x)*	218,067	263,861
Brady Corp., Class A	5,464	257,354
Brink’s Co. (The)	6,918	371,566
Casella Waste Systems, Inc., Class A*	7,673	608,546
Cimpress plc (x)*	2,615	72,200
Healthcare Services Group, Inc.	5,347	64,164
HNI Corp.	6,360	180,815
Interface, Inc.	6,922	68,320
Li-Cycle Holdings Corp. (x)*	8,231	39,180
Montrose Environmental Group, Inc.*	4,191	186,039

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Pitney Bowes, Inc.	13,693	$52,033
SP Plus Corp.*	3,127	108,569

		2,392,059

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	4,961	283,471
Comfort Systems USA, Inc.	5,401	621,547
Construction Partners, Inc., Class A*	6,062	161,795
Dycom Industries, Inc.*	4,395	411,372
EMCOR Group, Inc.	7,215	1,068,614
Fluor Corp.*	19,813	686,719
Great Lakes Dredge & Dock Corp. (x)*	2,351	13,988
IES Holdings, Inc.*	952	33,863
MYR Group, Inc.*	2,515	231,556
Northwest Pipe Co.*	343	11,559
NV5 Global, Inc.*	2,058	272,314
Primoris Services Corp.	503	11,036
Sterling Infrastructure, Inc.*	3,734	122,475

		3,930,309

Electrical Equipment (1.1%)
Allied Motion Technologies, Inc.	1,809	62,971
Array Technologies, Inc.*	23,023	445,035
Atkore, Inc.*	6,295	713,979
Babcock & Wilcox Enterprises, Inc.*	9,759	56,309
Blink Charging Co. (x)*	5,677	62,277
Bloom Energy Corp., Class A*	27,449	524,825
Energy Vault Holdings, Inc. (x)*	12,384	38,638
EnerSys	748	55,232
Enovix Corp. (x)*	16,531	205,646
ESS Tech, Inc. (x)*	11,186	27,182
Fluence Energy, Inc. (x)*	5,476	93,913
FTC Solar, Inc. (x)*	6,713	17,991
FuelCell Energy, Inc. (x)*	45,144	125,500
GrafTech International Ltd.	29,569	140,748
Heliogen, Inc.*	14,751	10,299
Shoals Technologies Group, Inc., Class A*	21,071	519,822
Stem, Inc.*	20,760	185,594
SunPower Corp. (x)*	12,490	225,195
TPI Composites, Inc.*	5,855	59,370
Vicor Corp.*	3,360	180,600

		3,751,126

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	3,386	63,623

Machinery (2.1%)
Alamo Group, Inc.	1,307	185,071
Albany International Corp., Class A	903	89,027
Berkshire Grey, Inc. (x)*	7,200	4,348
Blue Bird Corp.*	2,825	30,256
Chart Industries, Inc.*	6,510	750,147
CIRCOR International, Inc.*	855	20,486
Douglas Dynamics, Inc.	3,427	123,920
Energy Recovery, Inc.*	8,412	172,362
Enerpac Tool Group Corp.	8,691	221,186
ESCO Technologies, Inc.	381	33,353
Evoqua Water Technologies Corp.*	17,969	711,572
Federal Signal Corp.	9,100	422,877
Franklin Electric Co., Inc.	7,045	561,839
Gorman-Rupp Co. (The)	718	18,395
Helios Technologies, Inc.	4,959	269,968
Hillenbrand, Inc.	5,292	225,810
Hyzon Motors, Inc. (x)*	13,052	20,231
John Bean Technologies Corp.	4,819	440,119
Kadant, Inc.	1,777	315,648
Lightning eMotors, Inc. (x)*	6,056	2,219
Lindsay Corp.	1,686	274,565
Luxfer Holdings plc	1,806	24,778
Markforged Holding Corp.*	2,477	2,873
Microvast Holdings, Inc. (x)*	15,571	23,824
Miller Industries, Inc.	106	2,826
Mueller Industries, Inc.	3,059	180,481
Mueller Water Products, Inc., Class A	23,978	258,003
Nikola Corp. (x)*	48,056	103,801
Omega Flex, Inc. (x)	485	45,260
Proterra, Inc. (x)*	16,105	60,716
Proto Labs, Inc.*	701	17,896
RBC Bearings, Inc.*	618	129,378
Sarcos Technology and Robotics Corp. (x)*	17,761	9,969
Shyft Group, Inc. (The)	5,245	130,391
Tennant Co.	1,245	76,655
Terex Corp.	4,968	212,233
Titan International, Inc.*	7,755	118,807
Trinity Industries, Inc.	1,959	57,928
Velo3D, Inc. (x)*	8,968	16,053
Wabash National Corp.	6,223	140,640
Watts Water Technologies, Inc., Class A	4,182	611,534
Xos, Inc. (x)*	8,665	3,838

		7,121,283

Professional Services (1.4%)
ASGN, Inc.*	7,476	609,144
Atlas Technical Consultants, Inc.*	1,972	10,156
Barrett Business Services, Inc.	953	88,896
CBIZ, Inc.*	7,427	347,955
CRA International, Inc.	1,065	130,388
Exponent, Inc.	7,799	772,803
First Advantage Corp.*	849	11,037
Forrester Research, Inc.*	1,819	65,047
Franklin Covey Co.*	1,820	85,121
HireRight Holdings Corp.*	3,358	39,826
Huron Consulting Group, Inc.*	1,791	130,027
ICF International, Inc.	2,005	198,595
Insperity, Inc.	5,560	631,616
Kforce, Inc.	3,003	164,655
Korn Ferry	8,076	408,807
Legalzoom.com, Inc. (x)*	14,474	112,029
Planet Labs PBC (x)*	20,653	89,841
Red Violet, Inc. (x)*	1,473	33,908
Sterling Check Corp.*	3,484	53,897
TriNet Group, Inc.*	5,727	388,291
Upwork, Inc.*	18,464	192,764
Willdan Group, Inc.*	149	2,660

		4,567,463

Road & Rail (0.4%)
ArcBest Corp.	1,183	82,857
Daseke, Inc.*	6,493	36,945
Marten Transport Ltd.	6,686	132,249
PAM Transportation Services, Inc.*	981	25,408

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Saia, Inc.*	4,052	$849,623
Universal Logistics Holdings, Inc.	790	26,418
Werner Enterprises, Inc.	1,190	47,910

		1,201,410

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.	613	8,085
Applied Industrial Technologies, Inc.	5,864	739,040
Beacon Roofing Supply, Inc.*	5,502	290,451
Boise Cascade Co.	1,222	83,915
Custom Truck One Source, Inc. (x)*	2,821	17,829
Distribution Solutions Group, Inc.*	685	25,249
EVI Industries, Inc. (x)*	61,862	1,476,646
GATX Corp.	303	32,221
Global Industrial Co.	1,544	36,330
GMS, Inc.*	6,470	322,206
H&E Equipment Services, Inc.	4,891	222,051
Herc Holdings, Inc.	3,823	502,992
Hudson Technologies, Inc.*	6,777	68,583
Karat Packaging, Inc.	976	14,025
McGrath RentCorp	3,732	368,498
MRC Global, Inc.*	12,674	146,765
Textainer Group Holdings Ltd.	1,003	31,103
Transcat, Inc.*	1,073	76,044
Veritiv Corp.	1,996	242,933

		4,704,966

Total Industrials		33,708,011

Information Technology (28.2%)
Communications Equipment (2.6%)
ADTRAN Holdings, Inc.	10,632	199,775
Calix, Inc.*	98,961	6,771,901
Cambium Networks Corp.*	1,745	37,814
Casa Systems, Inc. (x)*	4,987	13,615
Clearfield, Inc.*	1,768	166,440
CommScope Holding Co., Inc.*	31,292	229,996
Digi International, Inc.*	1,736	63,451
DZS, Inc.*	2,833	35,922
Extreme Networks, Inc.*	19,577	358,455
Harmonic, Inc.*	14,135	185,168
Infinera Corp. (x)*	29,504	198,857
Inseego Corp. (x)*	4,076	3,434
Ondas Holdings, Inc. (x)*	5,367	8,534
Viavi Solutions, Inc.*	34,775	365,485

		8,638,847

Electronic Equipment, Instruments & Components (1.4%)
908 Devices, Inc. (x)*	782	5,959
Advanced Energy Industries, Inc.	5,752	493,407
Aeva Technologies, Inc. (x)*	610	830
AEye, Inc. (x)*	13,866	6,664
Akoustis Technologies, Inc. (x)*	7,863	22,174
Arlo Technologies, Inc.*	13,976	49,056
Badger Meter, Inc.	4,483	488,782
Belden, Inc.	3,438	247,192
Cepton, Inc.*	6,520	8,280
CTS Corp.	4,852	191,266
ePlus, Inc.*	3,093	136,958
Fabrinet*	5,645	723,802
FARO Technologies, Inc.*	276	8,117
Focus Universal, Inc. (x)*	2,828	18,127
Identiv, Inc.*	3,692	26,730
Insight Enterprises, Inc.*	4,098	410,906
Itron, Inc.*	591	29,934
Lightwave Logic, Inc. (x)*	17,045	73,464
MicroVision, Inc. (x)*	26,287	61,774
Napco Security Technologies, Inc.*	4,499	123,633
Novanta, Inc.*	5,428	737,502
OSI Systems, Inc.*	284	22,584
PAR Technology Corp. (x)*	1,630	42,494
Plexus Corp.*	3,590	369,519
Rogers Corp.*	2,869	342,386
SmartRent, Inc. (x)*	19,542	47,487

		4,689,027

IT Services (4.8%)
Affirm Holdings, Inc. (x)*	344,438	3,330,715
AvidXchange Holdings, Inc.*	19,918	197,985
BigCommerce Holdings, Inc.*	9,694	84,726
Brightcove, Inc.*	4,352	22,761
Cantaloupe, Inc.*	5,371	23,364
Cass Information Systems, Inc.	355	16,266
Cerberus Cyber Sentinel Corp. (x)*	7,140	18,207
CSG Systems International, Inc.	4,755	271,986
Cyxtera Technologies, Inc. (x)*	5,969	11,461
DigitalOcean Holdings, Inc.*	10,616	270,390
Edgio, Inc.*	19,492	22,026
Evertec, Inc.	9,335	302,267
Evo Payments, Inc., Class A*	7,181	243,005
ExlService Holdings, Inc.*	4,951	838,848
Fastly, Inc., Class A*	116,856	957,051
Flywire Corp. (x)*	8,646	211,568
Grid Dynamics Holdings, Inc.*	8,354	93,732
Hackett Group, Inc. (The)	3,733	76,041
I3 Verticals, Inc., Class A*	3,312	80,614
IBEX Holdings Ltd.*	1,382	34,343
Information Services Group, Inc.	2,681	12,333
International Money Express, Inc. (x)*	4,762	116,050
Marqeta, Inc., Class A*	66,139	404,109
Maximus, Inc.	8,790	644,571
MongoDB, Inc.*	32,272	6,352,420
Paya Holdings, Inc.*	13,112	103,191
Payoneer Global, Inc.*	33,488	183,179
Perficient, Inc.*	5,209	363,744
Priority Technology Holdings, Inc. (x)*	3,004	15,801
Remitly Global, Inc.*	15,185	173,868
Sabre Corp. (x)*	9,862	60,947
Squarespace, Inc., Class A*	1,226	27,180
StoneCo Ltd., Class A*	21,888	206,623
TTEC Holdings, Inc.	2,865	126,432
Tucows, Inc., Class A (x)*	1,581	53,628
Unisys Corp.*	7,785	39,781
Verra Mobility Corp.*	21,344	295,188

		16,286,401

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	953	7,348
Alpha & Omega Semiconductor Ltd.*	2,534	72,396
Ambarella, Inc.*	5,567	457,775
Amkor Technology, Inc.	3,040	72,899
Atomera, Inc. (x)*	3,376	20,999
Axcelis Technologies, Inc.*	4,999	396,721
CEVA, Inc.*	3,504	89,632

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Credo Technology Group Holding Ltd.*	14,717	$195,883
Diodes, Inc.*	4,961	377,731
FormFactor, Inc.*	11,806	262,447
Impinj, Inc.*	2,968	324,046
indie Semiconductor, Inc., Class A (x)*	15,497	90,348
Kulicke & Soffa Industries, Inc.	8,736	386,655
MACOM Technology Solutions Holdings, Inc.*	7,739	487,402
MaxLinear, Inc.*	11,113	377,286
Onto Innovation, Inc.*	7,570	515,441
PDF Solutions, Inc.*	4,560	130,051
Photronics, Inc.*	6,645	111,835
Power Integrations, Inc.	8,708	624,538
Rambus, Inc.*	13,737	492,059
Rockley Photonics Holdings Ltd. (x)*	16,419	2,300
Semtech Corp.*	9,682	277,777
Silicon Laboratories, Inc.*	5,056	685,948
SiTime Corp. (x)*	2,474	251,408
SkyWater Technology, Inc. (x)*	1,451	10,317
SMART Global Holdings, Inc.*	7,501	111,615
Synaptics, Inc.*	6,056	576,289
Transphorm, Inc. (x)*	3,381	18,393
Ultra Clean Holdings, Inc.*	2,333	77,339
Veeco Instruments, Inc.*	6,252	116,162

		7,621,040

Software (16.9%)
8x8, Inc.*	17,184	74,235
A10 Networks, Inc.	7,631	126,904
ACI Worldwide, Inc.*	17,064	392,472
Agilysys, Inc.*	3,020	239,003
Alarm.com Holdings, Inc.*	7,331	362,738
Alkami Technology, Inc. (x)*	5,655	82,507
Altair Engineering, Inc., Class A*	7,888	358,667
American Software, Inc., Class A	3,401	49,927
Amplitude, Inc., Class A (x)*	8,454	102,124
Appfolio, Inc., Class A*	2,958	311,714
Appian Corp., Class A*	52,772	1,718,256
Applied Digital Corp. (x)*	3,553	6,538
Arteris, Inc.*	2,596	11,163
Asana, Inc., Class A (x)*	11,170	153,811
AvePoint, Inc. (x)*	20,473	84,144
Benefitfocus, Inc.*	2,841	29,717
Blackbaud, Inc.*	6,713	395,127
Blackline, Inc.*	8,434	567,355
Box, Inc., Class A*	21,372	665,310
C3.ai, Inc., Class A (x)*	1,499	16,774
Clear Secure, Inc., Class A (x)	148,154	4,063,864
Clearwater Analytics Holdings, Inc., Class A (x)*	49,797	933,694
CommVault Systems, Inc.*	6,798	427,186
Confluent, Inc., Class A*	118,920	2,644,781
Consensus Cloud Solutions, Inc.*	1,385	74,458
Couchbase, Inc. (x)*	4,517	59,895
CS Disco, Inc.*	3,381	21,368
Digimarc Corp. (x)*	1,974	36,499
Digital Turbine, Inc.*	14,295	217,856
Domo, Inc., Class B*	4,884	69,548
Duck Creek Technologies, Inc.*	11,804	142,238
Ebix, Inc. (x)	889	17,745
eGain Corp.*	1,373	12,398
Enfusion, Inc., Class A (x)*	4,106	39,705
EngageSmart, Inc.*	5,552	97,715
Envestnet, Inc.*	8,402	518,403
Everbridge, Inc.*	6,092	180,201
EverCommerce, Inc. (x)*	614	4,568
ForgeRock, Inc., Class A (x)*	4,296	97,820
Gitlab, Inc., Class A (x)*	209,210	9,506,502
HashiCorp, Inc., Class A (x)*	89,663	2,451,386
Instructure Holdings, Inc. (x)*	217	5,087
Intapp, Inc.*	2,304	57,462
InterDigital, Inc.	1,683	83,275
IronNet, Inc. (x)*	10,263	2,361
KnowBe4, Inc., Class A*	11,103	275,132
LivePerson, Inc.*	10,700	108,498
Matterport, Inc. (x)*	24,991	69,975
MeridianLink, Inc. (x)*	3,594	49,346
MicroStrategy, Inc., Class A (x)*	4,620	654,053
Mitek Systems, Inc.*	5,796	56,163
Model N, Inc.*	5,608	227,461
Momentive Global, Inc.*	19,864	139,048
N-able, Inc.*	8,990	92,417
NextNav, Inc. (x)*	10,382	30,419
Olo, Inc., Class A*	627,994	3,924,963
OneSpan, Inc.*	2,316	25,916
PagerDuty, Inc.*	13,191	350,353
PowerSchool Holdings, Inc., Class A*	2,296	52,992
Procore Technologies, Inc.*	144,885	6,835,674
Progress Software Corp.	6,582	332,062
PROS Holdings, Inc.*	4,016	97,428
Q2 Holdings, Inc.*	8,522	228,986
Qualys, Inc.*	5,884	660,361
Rapid7, Inc.*	9,021	306,534
Rimini Street, Inc.*	7,597	28,945
Samsara, Inc., Class A (x)*	803,233	9,984,186
Sapiens International Corp. NV	3,605	66,620
ShotSpotter, Inc.*	1,433	48,478
Sprout Social, Inc., Class A*	7,124	402,221
SPS Commerce, Inc.*	5,539	711,374
Sumo Logic, Inc.*	11,342	91,870
Telos Corp.*	8,504	43,285
Tenable Holdings, Inc.*	17,065	651,030
Unity Software, Inc. (x)*	37,612	1,075,327
UserTesting, Inc. (x)*	7,620	57,226
Varonis Systems, Inc.*	16,627	398,050
Verint Systems, Inc.*	8,817	319,881
Veritone, Inc. (x)*	5,001	26,505
Viant Technology, Inc., Class A (x)*	2,106	8,466
Weave Communications, Inc. (x)*	5,073	23,234
WM Technology, Inc.*	9,503	9,598
Workiva, Inc.*	7,277	611,050
Yext, Inc.*	17,305	113,002
Zeta Global Holdings Corp., Class A*	16,804	137,289
Zuora, Inc., Class A*	18,636	118,525

		56,958,444

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	3,393	90,220
CompoSecure, Inc. (x)*	1,203	5,907
Corsair Gaming, Inc.*	3,489	47,346
Diebold Nixdorf, Inc.*	8,938	12,692
IonQ, Inc. (x)*	2,266	7,817
Super Micro Computer, Inc.*	7,072	580,611

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Turtle Beach Corp.*	2,001	$14,347

		758,940

Total Information Technology		94,952,699

Materials (3.0%)
Chemicals (1.8%)
AdvanSix, Inc.	1,351	51,365
American Vanguard Corp.	3,749	81,391
Amyris, Inc. (x)*	3,895	5,959
Aspen Aerogels, Inc.*	4,910	57,889
Avient Corp.	10,194	344,150
Balchem Corp.	4,872	594,920
Cabot Corp.	8,491	567,538
Chase Corp.	305	26,309
Diversey Holdings Ltd.*	12,443	53,007
Ginkgo Bioworks Holdings, Inc. (x)*	764,936	1,292,742
Hawkins, Inc.	1,787	68,978
HB Fuller Co.	7,037	503,990
Ingevity Corp.*	5,714	402,494
Innospec, Inc.	3,229	332,135
Kronos Worldwide, Inc.	3,567	33,530
Livent Corp.*	24,695	490,690
LSB Industries, Inc.*	11,175	148,628
Mativ Holdings, Inc.	489	10,220
Origin Materials, Inc. (x)*	9,516	43,869
Orion Engineered Carbons SA	9,204	163,923
PureCycle Technologies, Inc. (x)*	12,533	84,723
Quaker Chemical Corp.	1,361	227,151
Sensient Technologies Corp.	6,120	446,270
Stepan Co.	350	37,261

		6,069,132

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	282	39,695

Containers & Packaging (0.2%)
Cryptyde, Inc.*	1,999	383
Greif, Inc., Class A	510	34,201
Greif, Inc., Class B	131	10,248
Myers Industries, Inc.	5,572	123,865
O-I Glass, Inc.*	19,252	319,006

		487,703

Metals & Mining (0.9%)
5E Advanced Materials, Inc. (x)*	5,835	45,980
Alpha Metallurgical Resources, Inc.	2,324	340,210
ATI, Inc.*	18,943	565,638
Century Aluminum Co.*	7,529	61,587
Commercial Metals Co.	3,062	147,895
Compass Minerals International, Inc.	5,234	214,594
Constellium SE*	10,170	120,311
Dakota Gold Corp. (x)*	8,501	25,928
Hycroft Mining Holding Corp.*	20,755	11,044
Ivanhoe Electric, Inc. (x)*	1,059	12,867
Kaiser Aluminum Corp.	2,411	183,140
Materion Corp.	2,928	256,229
MP Materials Corp.*	33,490	813,137
Novagold Resources, Inc.*	34,800	208,104
Piedmont Lithium, Inc.*	748	32,927
Ramaco Resources, Inc.	3,630	31,908
Ryerson Holding Corp.	105	3,177
Schnitzer Steel Industries, Inc., Class A	385	11,800
Warrior Met Coal, Inc.	861	29,825

		3,116,301

Paper & Forest Products (0.1%)
Sylvamo Corp.	5,109	248,246

Total Materials		9,961,077

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexander’s, Inc. (REIT)	351	77,241
Bluerock Homes Trust, Inc. (REIT)*	210	4,475
CareTrust REIT, Inc. (REIT)	1,320	24,526
CBL & Associates Properties, Inc. (REIT) (x)	761	17,564
Clipper Realty, Inc. (REIT)	1,540	9,856
Community Healthcare Trust, Inc. (REIT)	2,263	81,015
Corporate Office Properties Trust (REIT)	2,234	57,950
Essential Properties Realty Trust, Inc. (REIT)	2,042	47,926
Four Corners Property Trust, Inc. (REIT)	1,370	35,524
Gladstone Commercial Corp. (REIT)	5,884	108,854
Gladstone Land Corp. (REIT) (x)	2,825	51,839
Hersha Hospitality Trust (REIT), Class A	351	2,990
Industrial Logistics Properties Trust (REIT)	534	1,746
Innovative Industrial Properties, Inc. (REIT)	4,241	429,825
NexPoint Residential Trust, Inc. (REIT)	3,303	143,747
Outfront Media, Inc. (REIT)	22,403	371,442
Phillips Edison & Co., Inc. (REIT)	18,101	576,336
Postal Realty Trust, Inc. (REIT), Class A	1,661	24,134
PotlatchDeltic Corp. (REIT)	1,198	52,700
Safehold, Inc. (REIT) (x)	2,584	73,954
Saul Centers, Inc. (REIT)	1,814	73,793
Tanger Factory Outlet Centers, Inc. (REIT)	15,555	279,057
UMH Properties, Inc. (REIT)	6,769	108,981
Universal Health Realty Income Trust (REIT)	2,057	98,181

		2,753,656

Real Estate Management & Development (0.7%)
Compass, Inc., Class A*	41,045	95,635
Cushman & Wakefield plc*	24,319	303,015
DigitalBridge Group, Inc.	21,546	235,713
Douglas Elliman, Inc.	968	3,940
eXp World Holdings, Inc. (x)	10,562	117,027
Forestar Group, Inc.*	450	6,934
Marcus & Millichap, Inc.	3,833	132,047
Newmark Group, Inc., Class A	1,715	13,669
Offerpad Solutions, Inc. (x)*	10,926	5,031
Opendoor Technologies, Inc. (x)*	130,864	151,802
Redfin Corp. (x)*	83,251	352,984
RMR Group, Inc. (The), Class A	1,615	45,624
St Joe Co. (The) (x)	5,308	205,154
WeWork, Inc. (x)*	451,120	645,102

		2,313,677

Total Real Estate		5,067,333

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Utilities (0.9%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,440	$171,776
Otter Tail Corp.	2,873	168,674
Via Renewables, Inc.	2,823	14,425

		354,875

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A (x)	15,163	589,841
New Jersey Resources Corp.	1,279	63,464
Southwest Gas Holdings, Inc.	1,001	61,942

		715,247

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc. (x)*	2,614	17,043
Clearway Energy, Inc., Class A	5,444	162,885
Clearway Energy, Inc., Class C	12,791	407,649
Montauk Renewables, Inc.*	10,171	112,186
Ormat Technologies, Inc. (x)	4,296	371,518

		1,071,281

Water Utilities (0.2%)
American States Water Co.	2,769	256,271
Artesian Resources Corp., Class A	893	52,312
California Water Service Group	2,287	138,684
Global Water Resources, Inc.	2,429	32,257
Middlesex Water Co.	1,157	91,021
Pure Cycle Corp.*	3,454	36,198
York Water Co. (The)	2,320	104,353

		711,096

Total Utilities		2,852,499

Total Common Stocks (97.1%) (Cost $408,338,012)		326,928,392

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r) (x)*	2,595	—
Oncternal Therapeutics, Inc., CVR (r) (x)*	90	—

Total Rights (0.0%) (Cost $6,589)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Internet & Direct Marketing Retail (0.0%)†
BARK, Inc., expiring 8/29/25*	41,156	6,177

Total Consumer Discretionary		6,177

Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	4,048

Total Health Care		4,048

Total Warrants (0.0%)† (Cost $—)		10,225

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.6%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	7,000,000	7,000,000
JPMorgan Prime Money Market Fund, IM Shares	4,994,911	4,997,409

Total Investment Companies		11,997,409

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.9%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $2,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $2,040,970. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $7,686,807, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $7,836,886. (xx)	7,683,221	7,683,221
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $17,014,710, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $18,510,085. (xx)	17,000,000	17,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $5,004,181, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $5,100,001. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $5,002,444, collateralized by various Common Stocks; total market value $5,553,234. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		36,683,221

Total Short-Term Investments (14.5%) (Cost $48,679,832)		48,680,630

Total Investments in Securities (111.6%) (Cost $457,024,433)		375,619,247
Other Assets Less Liabilities (-11.6%)		(39,038,465)

Net Assets (100%)		$336,580,782

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $1,816,815 or 0.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $53,404,567. This was collateralized by $12,340,547 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $43,683,221 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	9	3/2023	USD	796,905	(16,238)

					(16,238)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$10,723,127	$—	$—		$10,723,127
Consumer Discretionary	48,192,600	3,125,828	—		51,318,428
Consumer Staples	8,759,686	—	—	(a)	8,759,686
Energy	12,932,528	—	—		12,932,528
Financials	11,652,236	—	37,776		11,690,012
Health Care	84,494,352	468,640	—	(a)	84,962,992
Industrials	33,708,011	—	—		33,708,011
Information Technology	94,952,699	—	—		94,952,699
Materials	9,961,077	—	—		9,961,077
Real Estate	5,067,333	—	—		5,067,333
Utilities	2,852,499	—	—		2,852,499
Rights
Health Care	—	—	—	(a)	—	(a)

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$11,997,409	$—	$—	$11,997,409
Repurchase Agreements	—	36,683,221	—	36,683,221
Warrants
Consumer Discretionary	6,177	—	—	6,177
Health Care	4,048	—	—	4,048

Total Assets	$335,303,782	$40,277,689	$37,776	$375,619,247

Liabilities:
Futures	$(16,238)	$—	$—	$(16,238)

Total Liabilities	$(16,238)	$—	$—	$(16,238)

Total	$335,287,544	$40,277,689	$37,776	$375,603,009

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(16,238	)*

Total		$(16,238)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(126,391)	$(126,391)

Total	$(126,391)	$(126,391)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(77,132)	$(77,132)

Total	$(77,132)	$(77,132)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,222,000 during the year ended December 31, 2022.

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 12%)*	$313,350,731
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 12%)*	$291,917,672

* During the year ended December 31, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,848,385
Aggregate gross unrealized depreciation	(144,299,897)

Net unrealized depreciation	$(86,451,512)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$462,054,521

For the year ended December 31, 2022, the Portfolio incurred approximately $1,131 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $420,341,212)	$338,936,026
Repurchase Agreements (Cost $36,683,221)	36,683,221
Cash	4,100,266
Foreign cash (Cost $929)	881
Cash held as collateral at broker for futures	58,600
Receivable for securities sold	590,726
Securities lending income receivable	177,585
Dividends, interest and other receivables	115,586
Receivable for Portfolio shares sold	26,135
Other assets	1,398

Total assets	380,690,424

LIABILITIES
Payable for return of collateral on securities loaned	43,683,221
Investment management fees payable	203,652
Payable for Portfolio shares redeemed	98,192
Administrative fees payable	38,457
Distribution fees payable - Class IB	25,973
Due to broker for futures variation margin	3,181
Accrued expenses	56,966

Total liabilities	44,109,642

NET ASSETS	$336,580,782

Net assets were comprised of:
Paid in capital	$542,889,475
Total distributable earnings (loss)	(206,308,693)

Net assets	$336,580,782

Class IB
Net asset value, offering and redemption price per share, $118,839,252 / 22,110,203 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.37

Class K
Net asset value, offering and redemption price per share, $217,741,530 / 38,980,842 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.59

(x)	Includes value of securities on loan of $53,404,567.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $2,917 foreign withholding tax)	$1,891,518
Interest	61,019
Securities lending (net)	1,775,736

Total income	3,728,273

EXPENSES
Investment management fees	3,300,484
Administrative fees	507,882
Distribution fees - Class IB	361,921
Custodian fees	140,200
Professional fees	65,419
Printing and mailing expenses	25,106
Trustees’ fees	14,372
Miscellaneous	12,248

Gross expenses	4,427,632
Less: Waiver from investment manager	(359,774)

Net expenses	4,067,858

NET INVESTMENT INCOME (LOSS)	(339,585)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(120,827,407)
Futures contracts	(126,391)
Foreign currency transactions	(5,092)

Net realized gain (loss)	(120,958,890)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(137,227,946)
Futures contracts	(77,132)
Foreign currency translations	(35)

Net change in unrealized appreciation (depreciation)	(137,305,113)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(258,264,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(258,603,588)

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(339,585)	$(2,371,983)
Net realized gain (loss)	(120,958,890)	224,098,836
Net change in unrealized appreciation (depreciation)	(137,305,113)	(188,570,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(258,603,588)	33,156,307

Distributions to shareholders:
Class IB	(1,084,560)	(106,666,714)
Class K	(1,995,320)	(177,605,452)

Total distributions to shareholders	(3,079,880)	(284,272,166)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,808,387 and 2,984,392 shares, respectively ]	25,560,095	57,664,734
Capital shares issued in reinvestment of distributions [ 182,513 and 10,032,970 shares, respectively ]	1,084,560	106,666,714
Capital shares repurchased [ (4,023,017) and (3,043,071) shares, respectively ]	(26,764,086)	(58,334,760)

Total Class IB transactions	(119,431)	105,996,688

Class K
Capital shares sold [ 8,362,014 and 31,157 shares, respectively ]	58,103,889	556,967
Capital shares issued in reinvestment of dividends and distributions [ 323,287 and 16,115,409 shares, respectively ]	1,995,320	177,605,452
Capital shares repurchased [ (5,555,085) and (4,765,130) shares, respectively ]	(37,268,053)	(98,717,469)

Total Class K transactions	22,831,156	79,444,950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,711,725	185,441,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	(238,971,743)	(65,674,221)
NET ASSETS:
Beginning of year	575,552,525	641,226,746

End of year	$336,580,782	$575,552,525

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$9.71	$17.28		$10.39	$8.76	$10.89

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.10	)(aa)	(0.08)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(4.27)	0.65		9.86	2.99	(0.33)

Total from investment operations	(4.29)	0.55		9.78	2.98	(0.37)

Less distributions:
Dividends from net investment income	— #	—		—	—	—
Distributions from net realized gains	(0.05)	(8.12)		(2.89)	(1.35)	(1.76)

Total dividends and distributions	(0.05)	(8.12)		(2.89)	(1.35)	(1.76)

Net asset value, end of year	$5.37	$9.71		$17.28	$10.39	$8.76

Total return	(44.23)%	2.78%		95.74%	34.35%	(4.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$118,839	$214,924		$210,225	$162	$118
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%		1.15%	1.15%	1.15%
Before waivers (f)	1.24%	1.21%		1.24%	1.24%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.25)%	(0.50	)%(bb)	(0.50)%	(0.10)%	(0.38)%
Before waivers (f)	(0.34)%	(0.56	)%(bb)	(0.59)%	(0.19)%	(0.46)%
Portfolio turnover rate^	72%	102%		102%	73%	62%

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$10.06	$17.61		$10.54	$8.86	$10.97

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.05	)(aa)	(0.03)	0.02	(0.02)
Net realized and unrealized gain (loss)	(4.42)	0.66		9.99	3.03	(0.33)

Total from investment operations	(4.42)	0.61		9.96	3.05	(0.35)

Less distributions:
Dividends from net investment income	— #	(0.04)		— #	(0.02)	— #
Distributions from net realized gains	(0.05)	(8.12)		(2.89)	(1.35)	(1.76)

Total dividends and distributions	(0.05)	(8.16)		(2.89)	(1.37)	(1.76)

Net asset value, end of year	$5.59	$10.06		$17.61	$10.54	$8.86

Total return	(43.99)%	3.04%		96.08%	34.79%	(4.56)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$217,742	$360,628		$431,002	$328,235	$263,372
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%		0.90%	0.90%	0.90%
Before waivers (f)	0.99%	0.96%		0.99%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.01%	(0.25	)%(bb)	(0.24)%	0.15%	(0.13)%
Before waivers (f)	(0.08)%	(0.31	)%(bb)	(0.33)%	0.06%	(0.21)%
Portfolio turnover rate^	72%	102%		102%	73%	62%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.

See Notes to Financial Statements.

1232

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(16.10)%	0.54%	1.47%
Portfolio – Class K Shares*	(15.97)	0.78	1.72
Bloomberg World Government Inflation-Linked Bond Index	(17.00)	0.85	1.93

* Date of inception 2/8/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (16.10)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg World Government Inflation-linked Bond Index, which returned (17.00)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overweight Eurozone and U.S. breakeven inflation positioning

•	Tactical U.S. duration positioning

•	Underweight exposure to Eurozone duration

What hurt performance during the year:

•	Positions in non-Agency mortgage-backed securities

•	Exposure to developing market currencies

How derivatives contributed/detracted from performance during the year:

Nominal U.S. and U.K. interest rate strategies were partially implemented through the use of futures and options, which contributed to performance. Additionally, currency exposure, which was a detractor to performance, was partially facilitated through the use of currency forwards, which added to performance.

Portfolio Positioning and Outlook — PIMCO

After facing difficulties on all fronts in 2022, we believe investors should be rewarded with more opportunities in the year ahead, even as the global economy confronts headwinds. We expect a modest recession in 2023 across developed markets as central banks continue to battle inflation, yet uncertainties remain. Any recession could further challenge riskier assets such as equities and lower-quality corporate credit. But we believe the repricing across financial markets in 2022 has improved prospects for returns elsewhere, particularly in bonds. We are focusing on high quality fixed income sectors that offer more attractive yields than they have in several years.

Rather than taking greater risks to chase incremental returns, we’re seeking to make Portfolios resilient, targeting investments that should be able to withstand even a more significant downturn. In other words, we’re expecting a mild recession but preparing in case of something deeper. In this environment, we want to be careful in overall risk positioning and keep dry powder to allow us to add risk to Portfolios in the event of notable new information on the outlook or significant market moves.

Overall, we do not expect to make large changes in current positioning based on the outlook and valuations. Rather, we are focused on identifying asymmetric trades across the range of plausible scenarios to complement current positioning. We expect a yield range of about 3.25% to 4.25% for the 10-year U.S. Treasury in our baseline, and broader ranges across scenarios for 2023, with a view of being neutral on duration — a gauge of interest rate risk — or having a tactical underweight position at current levels. Treasury Inflation Protected Securities (TIPS) pricing suggests high confidence in the Federal Reserve’s anti-inflation credibility and could provide a reasonably priced cushion against more adverse inflation scenarios.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	10.11
Weighted Average Coupon (%)	0.98
Weighted Average Effective Duration (Years)*	9.18
Weighted Average Rating**	AA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
Foreign Government Securities	61.5%
U.S. Treasury Obligations	54.8
Mortgage-Backed Securities	5.5
Financials	4.7
Asset-Backed Securities	1.6
Collateralized Mortgage Obligations	0.9
Communication Services	0.5
Commercial Mortgage-Backed Security	0.1
Cash and Other	(29.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$952.70	$7.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.04	8.24
Class K
Actual	1,000.00	954.40	6.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.23	7.04

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.62% and 1.38%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
Atlas Senior Loan Fund Ltd., Series 2017-8A A 5.229%, 1/16/30 (l)§	$285,700	$281,441
CIT Mortgage Loan Trust, Series 2007-1 1M1 5.889%, 10/25/37 (l)§	200,000	187,310
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4 M3 5.079%, 10/25/35 (l)	100,000	85,186
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6 A3 4.264%, 7/25/37 (l)§	298,412	197,808
CWABS Asset-Backed Certificates Trust,
Series 2004-ECC1 M2 5.439%, 9/25/34 (l)	10,118	10,030
Series 2007-1 1A 4.529%, 7/25/37 (l)	71,507	62,895
Series 2007-6 1A 4.589%, 9/25/37 (l)	14,664	12,630
Series 2007-8 1A1 4.579%, 11/25/37 (l)	145,497	129,502
CWABS, Inc. Asset-backed Certificates, Series 2007-12 1A1 5.129%, 8/25/47 (l)	34,697	33,520
Greystone Commercial Real Estate Notes Ltd., Series 2019-FL2 A 5.498%, 9/15/37 (l)§	69,697	67,506
GSAA Trust, Series 2006-7 AF4A 6.720%, 3/25/46 (e)	20,659	11,101
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-A 1A 4.609%, 4/25/37 (l)	20,739	15,217
HSI Asset Securitization Corp. Trust, Series 2007-WF1 1A1 4.709%, 5/25/37 (l)	4,725	4,695
Lehman XS Trust, Series 2007-20N A1 6.689%, 12/25/37 (l)	122,149	118,497
Long Beach Mortgage Loan Trust, Series 2006-7 2A2 4.629%, 8/25/36 (l)	67,805	25,047
MASTR Asset-Backed Securities Trust, Series 2006-WMC4 A5 4.539%, 10/25/36 (l)	112,930	32,334
Mountain View CLO X Ltd., Series 2015-10A AR 4.761%, 10/13/27 (l)§	33,529	33,480
New Century Home Equity Loan Trust, Series 2004-4 M1 5.154%, 2/25/35 (l)	51,857	48,822
Option One Mortgage Loan Trust, Series 2004-3 M2 5.244%, 11/25/34 (l)	13,053	12,460
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.709%, 7/25/36 (l)	163,356	52,780
Series 2006-HE2 A2C 4.689%, 7/25/36 (l)	48,249	18,708
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 4.589%, 6/25/37 (l)	106,271	73,611
Series 2007-OPT2 2A3 4.569%, 7/25/37 (l)	53,988	48,951
STWD Ltd., Series 2019-FL1 A 5.520%, 7/15/38 (l)§	197,558	190,215
TICP CLO III-2 Ltd., Series 2018-3R A 5.083%, 4/20/28 (l)§	80,514	80,240

Total Asset-Backed Securities		1,833,986

Collateralized Mortgage Obligations (0.9%)
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35	36,466	22,055
Series 2006-HY11 A1 4.629%, 6/25/36 (l)	77,542	69,122
Series 2007-1T1 1A1 6.000%, 3/25/37	143,431	56,633
Series 2007-4CB 1A35 6.000%, 4/25/37	31,024	26,236
Alternative Loan Trust Resecuritization, Series 2008-2R 1A1 6.000%, 8/25/37 (l)	43,799	35,414
Angel Oak Mortgage Trust, Series 2020-4 A1 1.469%, 6/25/65 (l)§	66,547	59,452
CHL Mortgage Pass-Through Trust, Series 2007-1 A1 6.000%, 3/25/37	44,764	22,485
Citigroup Mortgage Loan Trust, Series 2007-AR4 1A1A 3.463%, 3/25/37 (l)	45,285	39,326
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2 1CB1 5.500%, 8/25/34	5,973	5,483
CSMC Trust,
Series 2007-4R 1A1 4.600%, 10/26/36 (l)§	3,276	2,792
Series 2015-3R 5A2 4.539%, 9/29/36 (l)§	109,064	104,662
DSLA Mortgage Loan Trust, Series 2005-AR6 2A1A 4.919%, 10/19/45 (l)	42,026	34,581
GNMA, Series 2016-H17 FC 4.672%, 8/20/66 (l)	154,536	152,839

See Notes to Financial Statements.

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December 31, 2022

	Principal Amount		Value (Note 1)
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.740%, 12/25/34 (l)		$3,334	$2,934
Series 2005-AR4 6A1 3.652%, 7/25/35 (l)		18,708	17,131
Homeward Opportunities Fund I Trust, Series 2020-2 A1 1.657%, 5/25/65 (l)§		5,334	5,298
JP Morgan Alternative Loan Trust, Series 2006-A1 1A1 4.849%, 3/25/36 (l)		54,373	50,574
JP Morgan Mortgage Trust, Series 2005-A2 5A2 4.155%, 4/25/35 (l)		1,459	1,437
Lehman Mortgage Trust, Series 2005-3 4A1 5.066%, 1/25/36 (l)		6,802	6,067
New Residential Mortgage Loan Trust, Series 2018-3A A1 4.500%, 5/25/58 (l)§		39,011	36,655
RALI Trust, Series 2007-QH8 A 2.644%, 10/25/37 (l)		28,324	24,533
Residential Asset Securitization Trust, Series 2006-A10 A5 6.500%, 9/25/36		117,496	44,883
Residential Mortgage Securities 32 plc, Series 32A A 4.681%, 6/20/70 (l)§	GBP	131,534	157,985
Sequoia Mortgage Trust, Series 6 A 4.979%, 4/19/27 (l)		$44,957	42,401
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-5 2CB1 6.000%, 7/25/36		24,945	17,000

Total Collateralized Mortgage Obligations			1,037,978

Commercial Mortgage-Backed Security (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12 A 5.768%, 12/15/31 (l)§		106,046	104,263

Total Commercial Mortgage-Backed Security			104,263

Corporate Bonds (5.2%)
Communication Services (0.5%)
Media (0.5%)
Uktv Interactive Ltd. 2.500%, 7/17/24	GBP	130,000	591,095

Total Communication Services			591,095

Financials (4.7%)
Banks (0.6%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	273,823	$30,019
1.000%, 10/1/50 (m)		3,091,418	326,220
0.500%, 10/1/53		2,683,052	259,076
1.500%, 10/1/53		99,996	10,421

			625,736

Thrifts & Mortgage Finance (4.1%)
Jyske Realkredit A/S
Series CCE 0.500%, 10/1/43		642,655	70,408
1.000%, 10/1/50 (m)		21,105	2,179
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e 5.000%, 10/1/53 (m)		300,000	42,067
Series 01E 0.500%, 10/1/43 (m)		3,391,960	368,540
0.500%, 10/1/53 (m)		1	—
1.000%, 10/1/53 (m)		132,883	12,958
2.000%, 10/1/53 (m)		1,888,331	214,407
3.000%, 10/1/53 (m)		9,112,723	1,161,226
Series 01EE 1.000%, 10/1/50 (m)		49,036	4,872
1.500%, 10/1/53 (m)		5,211,108	575,905
Series CCE 1.000%, 10/1/50 (m)		5,328,417	558,825
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		1,631,944	163,010
Series 23S 1.500%, 10/1/53 (m)		474,701	52,398
3.000%, 10/1/53 (m)		2,976,902	377,859
Series 27S 1.500%, 10/1/53 (m)		6,461,608	673,863
Series CCS 1.000%, 10/1/50 (m)		4,099,639	432,419

			4,710,936

Total Financials			5,336,672

Total Corporate Bonds			5,927,767

Foreign Government Securities (61.5%)
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	96,487
6.150%, 8/12/32		400,000	92,602
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	3,823,395	4,041,767
1.300%, 5/15/28 TIPS (m)		3,491,383	3,614,609
0.400%, 5/15/30 TIPS (m)		3,150,158	2,951,992
0.100%, 5/15/33 TIPS (m)		2,353,344	1,971,889
2.550%, 9/15/41 TIPS (m)		530,467	577,552
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	746,740	667,913
2.000%, 12/1/41 TIPS		276,602	227,949
1.500%, 12/1/44 TIPS		172,977	132,953
1.250%, 12/1/47 TIPS		499,038	367,490
0.500%, 12/1/50 TIPS		295,876	182,314
Commonwealth of Australia
3.000%, 9/20/25 TIPS (m)	AUD	2,948,920	2,119,507
1.250%, 8/21/40 TIPS (m)		358,680	217,787

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
European Financial Stability Facility
2.375%, 6/21/32 (m)	EUR	3,700,000	$3,698,647
Federal Republic of Germany
0.100%, 4/15/46 TIPS (m)		367,214	387,574
French Republic
0.250%, 7/25/24 TIPS (m)		367,388	396,081
0.100%, 3/1/25 TIPS (m)		747,919	807,740
0.100%, 3/1/26 TIPS (m)		3,446,745	3,653,172
1.850%, 7/25/27 TIPS (m)		1,675,330	1,909,842
0.100%, 3/1/28 TIPS (m)		905,064	970,292
0.100%, 3/1/29 TIPS (m)		696,171	723,141
0.100%, 7/25/31 TIPS (m)		1,380,840	1,414,708
0.100%, 7/25/36 TIPS (m)		1,588,858	1,530,225
0.100%, 7/25/38 TIPS (m)		338,948	324,876
1.800%, 7/25/40 TIPS (m)		552,262	686,061
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	137,149,350	1,081,379
0.100%, 3/10/28 TIPS		249,569,180	1,965,871
0.100%, 3/10/29 TIPS		239,515,100	1,893,062
0.005%, 3/10/31 TIPS		31,333,800	247,296
Series 20 0.100%, 3/10/25 TIPS		13,728,000	107,143
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,546,787	505,150
Kingdom of Spain
0.650%, 11/30/27 TIPS (m)	EUR	1,081,373	1,144,345
1.000%, 11/30/30 TIPS (m)		1,264,037	1,342,716
0.700%, 11/30/33 TIPS (m)		1,302,263	1,305,311
Kingdom of Sweden
1.000%, 6/1/25 TIPS (m)	SEK	4,300,000	517,626
0.125%, 6/1/26 TIPS (m)		6,950,000	816,476
0.125%, 12/1/27 TIPS (m)		500,000	57,841
Mexican Udibonos 4.500%, 11/22/35 TIPS	MXN	2,295,437	120,358
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	495,920	312,767
2.500%, 9/20/35 TIPS (m)		121,010	76,704
2.500%, 9/20/40 TIPS (m)		359,250	226,838
U.K. Treasury Bonds 0.625%, 10/22/50 (m)	GBP	200,000	107,969
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS (m)		2,496,433	3,062,941
0.125%, 3/22/26 TIPS (m)		689,258	840,094
1.250%, 11/22/27 TIPS (m)		917,185	1,172,566
0.125%, 8/10/28 TIPS (m)		1,019,908	1,234,917
0.125%, 8/10/31 TIPS (m)		666,867	810,989
1.250%, 11/22/32 TIPS (m)		1,934,622	2,593,353
0.750%, 3/22/34 TIPS (m)		306,585	389,423
0.125%, 11/22/36 TIPS (m)		1,574,454	1,838,890
0.625%, 3/22/40 TIPS (m)		328,825	408,545
0.125%, 8/10/41 TIPS (m)		1,843,160	2,093,277
0.625%, 11/22/42 TIPS (m)		251,329	312,756
0.125%, 3/22/44 TIPS (m)		1,321,623	1,468,436
0.125%, 3/22/46 TIPS (m)		495,754	543,219
0.750%, 11/22/47 TIPS (m)		1,285,061	1,619,229
0.125%, 8/10/48 TIPS (m)		621,833	672,860
0.500%, 3/22/50 TIPS (m)		50,046	59,740
0.125%, 3/22/51 TIPS (m)		242,079	260,442
0.250%, 3/22/52 TIPS (m)		1,363,367	1,528,761
1.250%, 11/22/55 TIPS (m)		631,180	940,249
0.125%, 11/22/56 TIPS (m)		409,905	442,817
0.125%, 3/22/58 TIPS (m)	GBP	434,054	470,019
0.375%, 3/22/62 TIPS (m)		783,443	943,157
0.125%, 11/22/65 TIPS (m)		512,589	569,809
0.125%, 3/22/68 TIPS (m)		634,423	703,855
0.125%, 3/22/73 TIPS (m)		115,461	134,750

Total Foreign Government Securities			70,709,116

Mortgage-Backed Securities (5.5%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 1/25/53 TBA		$1,400,000	1,351,219
3.000%, 2/25/53 TBA		2,000,000	1,762,031
4.000%, 2/25/53 TBA		3,400,000	3,197,594

Total Mortgage-Backed Securities			6,310,844

U.S. Treasury Obligations (54.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		2,039,477	2,043,861
2.000%, 1/15/26 TIPS (v)		444,441	444,427
1.750%, 1/15/28 TIPS		1,276,000	1,277,468
3.875%, 4/15/29 TIPS		906,400	1,019,544
2.125%, 2/15/40 TIPS (v)		579,092	613,601
2.125%, 2/15/41 TIPS		1,238,364	1,311,183
0.750%, 2/15/42 TIPS		1,437,568	1,204,644
0.625%, 2/15/43 TIPS(v)(w)		356,458	287,847
1.375%, 2/15/44 TIPS		1,828,541	1,696,971
0.750%, 2/15/45 TIPS		1,936,276	1,567,484
1.000%, 2/15/46 TIPS		2,112,986	1,796,654
0.875%, 2/15/47 TIPS		1,014,800	832,875
1.000%, 2/15/48 TIPS		610,293	513,439
0.250%, 2/15/50 TIPS		115,915	78,461
0.125%, 2/15/51 TIPS (v)		641,004	414,363
0.125%, 2/15/52 TIPS (v)		535,270	346,508
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS (z)		4,439,149	4,395,949
0.625%, 1/15/24 TIPS		1,404,931	1,376,222
0.500%, 4/15/24 TIPS		1,039,817	1,011,943
0.125%, 10/15/24 TIPS		2,206,945	2,126,599
0.250%, 1/15/25 TIPS		1,006,568	966,381
0.125%, 4/15/25 TIPS		1,153,740	1,099,850
0.125%, 10/15/25 TIPS		2,182,226	2,074,586
0.625%, 1/15/26 TIPS (z)		2,734,156	2,626,646
0.125%, 4/15/26 TIPS		681,816	641,175
0.125%, 7/15/26 TIPS		1,404,884	1,324,691
0.125%, 10/15/26 TIPS (z)		872,472	818,648
0.375%, 1/15/27 TIPS (z)		2,689,466	2,537,609
0.125%, 4/15/27 TIPS		422,192	393,798
0.375%, 7/15/27 TIPS		1,206,087	1,138,230
1.625%, 10/15/27 TIPS (v)		804,816	805,062
0.500%, 1/15/28 TIPS (z)		3,843,157	3,619,293
0.750%, 7/15/28 TIPS (z)		2,991,794	2,853,584
0.875%, 1/15/29 TIPS (v)		318,662	304,012
0.250%, 7/15/29 TIPS (z)		2,758,838	2,528,794
0.125%, 1/15/30 TIPS (z)		4,633,200	4,168,067
0.125%, 7/15/30 TIPS		2,010,831	1,802,820
0.125%, 7/15/31 TIPS (z)		6,037,617	5,337,156
0.125%, 1/15/32 TIPS		1,827,619	1,602,379
0.625%, 7/15/32 TIPS (z)		2,153,949	1,977,143

Total U.S. Treasury Obligations			62,979,967

See Notes to Financial Statements.

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December 31, 2022

Value (Note 1)
Total Long-Term Debt Securities (129.6%) (Cost $168,166,494)	$148,903,921

Total Investments in Securities (129.6%) (Cost $168,166,494)	148,903,921
Other Assets Less Liabilities (-29.6%)	(34,024,056)

Net Assets (100%)	$114,879,865

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $1,509,107 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $67,987,081 or 59.2% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,247,648.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $36,628.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.0%#
Australia	2.0
Canada	1.4
Cayman Islands	0.6
Denmark	5.1
France	10.8
Germany	0.3
Italy	11.5
Japan	4.6
Mexico	0.1
New Zealand	0.5
Peru	0.2
Spain	3.3
Supranational	3.2
Sweden	1.2
United Kingdom	22.6
United States	62.2
Cash and Other	(29.6)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	30	3/2023	EUR	4,268,848	(273,338)
U.S. Treasury 5 Year Note	65	3/2023	USD	7,015,430	(81,564)
U.S. Treasury 10 Year Note	12	3/2023	USD	1,347,563	(14,173)

					(369,075)

Short Contracts
3 Month Euro EURIBOR	(6)	3/2023	EUR	(1,557,344)	19,023
Euro-Bobl	(56)	3/2023	EUR	(6,938,657)	229,930
Euro-BTP	(57)	3/2023	EUR	(6,645,825)	491,908
Euro-Buxl	(8)	3/2023	EUR	(1,158,141)	166,465
Euro-OAT	(21)	3/2023	EUR	(2,861,634)	197,549
Euro-Schatz	(101)	3/2023	EUR	(11,397,531)	98,821
Japan 10 Year Bond	(5)	3/2023	JPY	(5,541,756)	98,339
Long Gilt	(6)	3/2023	GBP	(724,645)	(4,213)
U.S. Treasury 10 Year Ultra Note	(56)	3/2023	USD	(6,623,750)	9,111
U.S. Treasury Long Bond	(24)	3/2023	USD	(3,008,250)	(1,722)

					1,305,211

					936,136

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	2,815,000	USD	401,391	Bank of America	1/10/2023	4,022
DKK	860,000	USD	122,950	Deutsche Bank AG	1/10/2023	906
DKK	525,000	USD	75,401	JPMorgan Chase Bank	1/10/2023	209
EUR	117,000	USD	124,306	Bank of America	1/10/2023	990
EUR	208,000	USD	220,854	Barclays Bank plc	1/10/2023	1,895
EUR	225,000	USD	239,383	JPMorgan Chase Bank	1/10/2023	1,571
USD	1,625,107	CAD	2,197,333	Bank of America	1/10/2023	2,212
USD	1,282,062	GBP	1,052,000	Bank of America	1/10/2023	10,045
USD	1,904,621	GBP	1,561,000	Barclays Bank plc	1/10/2023	17,150
USD	659,952	NZD	1,038,000	JPMorgan Chase Bank	1/10/2023	872
USD	106,004	SEK	1,105,000	Barclays Bank plc	1/10/2023	70
PEN	88,865	USD	23,003	Barclays Bank plc**	1/25/2023	347

Total unrealized appreciation						40,289

GBP	599,000	USD	735,885	Bank of America	1/10/2023	(11,608)
GBP	186,000	USD	228,592	Barclays Bank plc	1/10/2023	(3,691)
USD	2,262,639	AUD	3,357,000	Bank of America	1/10/2023	(23,539)
USD	6,334,535	DKK	44,943,903	Deutsche Bank AG	1/10/2023	(138,228)
USD	879,343	EUR	837,000	Bank of America	1/10/2023	(17,005)
USD	19,232,156	EUR	18,511,487	Deutsche Bank AG	1/10/2023	(591,907)
USD	14,159,814	EUR	13,617,058	JPMorgan Chase Bank	1/10/2023	(422,776)
USD	25,338,726	GBP	20,984,000	JPMorgan Chase Bank	1/10/2023	(33,910)
USD	4,999,570	JPY	690,167,729	Bank of America	1/10/2023	(263,546)
USD	93,964	JPY	12,400,000	JPMorgan Chase Bank	1/10/2023	(597)
USD	1,218,180	SEK	12,758,408	Barclays Bank plc	1/10/2023	(4,940)
USD	119,732	MXN	2,448,000	Goldman Sachs Bank USA	2/7/2023	(5,049)
USD	298,932	PEN	1,189,452	Goldman Sachs Bank USA**	5/10/2023	(10,955)

Total unrealized depreciation						(1,527,751)

Net unrealized depreciation						(1,487,462)

**	Non-deliverable forward.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,833,986	$—	$1,833,986
Collateralized Mortgage Obligations	—	1,037,978	—	1,037,978
Commercial Mortgage-Backed Security	—	104,263	—	104,263
Corporate Bonds
Communication Services	—	591,095	—	591,095
Financials	—	5,336,672	—	5,336,672
Foreign Government Securities	—	70,709,116	—	70,709,116
Forward Currency Contracts	—	40,289	—	40,289
Futures	1,311,146	—	—	1,311,146
Mortgage-Backed Securities	—	6,310,844	—	6,310,844
U.S. Treasury Obligations	—	62,979,967	—	62,979,967

Total Assets	$1,311,146	$148,944,210	$—	$150,255,356

Liabilities:
Forward Currency Contracts	$—	$(1,527,751)	$—	$(1,527,751)
Futures	(375,010)	—	—	(375,010)

Total Liabilities	$(375,010)	$(1,527,751)	$—	$(1,902,761)

Total	$936,136	$147,416,459	$—	$148,352,595

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,311,146	*
Foreign exchange contracts	Receivables	40,289

Total		$1,351,435

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(375,010	)*
Foreign exchange contracts	Payables	(1,527,751)

Total		$(1,902,761)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$232,280	$5,152,882	$—	$5,385,162
Foreign exchange contracts	—	—	10,300,667	10,300,667

Total	$232,280	$5,152,882	$10,300,667	$15,685,829

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(11,668)	$564,677	$—	$553,009
Foreign exchange contracts	—	—	(538,531)	(538,531)

Total	$(11,668)	$564,677	$(538,531)	$14,478

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $55,000 for eight months, forward foreign currency contracts with an average settlement value of approximately $171,823,000, and futures contracts with an average notional balance of approximately $77,145,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$17,269	$(17,269)	$—	$—
Barclays Bank plc	19,462	(8,631)	—	10,831
Deutsche Bank AG	906	(906)	—	—
JPMorgan Chase Bank	2,652	(2,652)	—	—

Total	$40,289	$(29,458)	$—	$10,831

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$315,698	$(17,269)	$(298,429)	$—
Barclays Bank plc	8,631	(8,631)	—	—
Deutsche Bank AG	730,135	(906)	(665,605)	63,624
Goldman Sachs Bank USA	16,004	—	—	16,004
JPMorgan Chase Bank	457,283	(2,652)	(261,980)	192,651

Total	$1,527,751	$(29,458)	$(1,226,014)	$272,279

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $21,634.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	4.45%	12/19/2022	1/3/2023	$(822,815)	$(824,296)
BNP Paribas	4.47	12/21/2022	1/4/2023	(3,637,376)	(3,642,972)
BNP Paribas	4.47	12/21/2022	1/4/2023	(4,388,457)	(4,395,021)
BNP Paribas	4.47	12/21/2022	1/4/2023	(644,149)	(645,202)
BNP Paribas	4.47	12/21/2022	1/4/2023	(2,632,967)	(2,636,897)
BNP Paribas	4.47	12/21/2022	1/4/2023	(2,547,970)	(2,552,017)
BNP Paribas	4.47	12/21/2022	1/4/2023	(2,867,076)	(2,871,211)
BNP Paribas	4.47	12/21/2022	1/4/2023	(4,195,712)	(4,202,786)
BNP Paribas	4.47	12/21/2022	1/4/2023	(5,380,819)	(5,389,887)
BNP Paribas	4.47	12/21/2022	1/4/2023	(1,994,252)	(1,997,209)

					$(29,157,498)

(1)	The average amount of borrowings while outstanding for 365 days during the year ended December 31, 2022, was approximately $34,883,000 at a weighted average interest rate of 1.47%.
(2)	Payable for sale-buyback transactions includes $45,905 of deferred price drop on sale-buyback transactions.

	December 31, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(29,157,498)	$—	$—	$(29,157,498)

Total Borrowings	$—	$(29,157,498)	$—	$—	$(29,157,498)

Gross amount of recognized liabilities for sale-buybacks					$(29,157,498)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2022:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(29,157,498)	$28,974,837	$—	$(182,661)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,322,202
Long-term U.S. government debt securities	31,288,543

$138,610,745

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,745,774
Long-term U.S. government debt securities	20,937,627

$124,683,401

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,389,252
Aggregate gross unrealized depreciation	(33,202,658)

Net unrealized depreciation	$(26,813,406)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,166,001

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $168,166,494)	$148,903,921
Cash	1,324,081
Foreign cash (Cost $498,908)	431,444
Cash held as collateral at broker for futures	939,000
Receivable for forward settling transactions	4,959,891
Receivable for securities sold	2,473,419
Dividends, interest and other receivables	287,798
Due from broker for futures variation margin	139,904
Unrealized appreciation on forward foreign currency contracts	40,289
Receivable for Portfolio shares sold	34,329
Other assets	598

Total assets	159,534,674

LIABILITIES
Payable for sale-buyback financing transactions	29,157,498
Payable for forward settling transactions	11,289,922
Payable for securities purchased	2,474,343
Unrealized depreciation on forward foreign currency contracts	1,527,751
Payable for Portfolio shares redeemed	39,948
Investment management fees payable	30,707
Distribution fees payable – Class IB	20,656
Administrative fees payable	9,455
Trustees’ fees payable	451
Accrued expenses	104,078

Total liabilities	44,654,809

NET ASSETS	$114,879,865

Net assets were comprised of:
Paid in capital	$144,733,304
Total distributable earnings (loss)	(29,853,439)

Net assets	$114,879,865

Class IB
Net asset value, offering and redemption price per share, $95,592,162 / 13,096,695 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.30

Class K
Net asset value, offering and redemption price per share, $19,287,703 / 2,624,782 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.35

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$8,684,405
Dividends	949
Securities lending (net)	98

Total income	8,685,452

EXPENSES
Investment management fees	755,424
Interest expense	534,079
Distribution fees – Class IB	262,895
Administrative fees	116,739
Professional fees	93,284
Custodian fees	79,300
Printing and mailing expenses	15,021
Trustees’ fees	4,118
Miscellaneous	17,421

Gross expenses	1,878,281
Less: Waiver from investment manager	(278,279)

Net expenses	1,600,002

NET INVESTMENT INCOME (LOSS)	7,085,450

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(9,246,638)
Futures contracts	5,152,882
Forward foreign currency contracts	10,300,667
Foreign currency transactions	695,192
Options written	311,576

Net realized gain (loss)	7,213,679

Change in unrealized appreciation (depreciation) on:
Investments in securities	(36,581,764)
Futures contracts	564,677
Forward foreign currency contracts	(538,531)
Foreign currency translations	(65,730)
Options written	(18,641)

Net change in unrealized appreciation (depreciation)	(36,639,989)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,426,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,340,860)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,085,450	$2,580,373
Net realized gain (loss)	7,213,679	4,710,082
Net change in unrealized appreciation (depreciation)	(36,639,989)	(1,853,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,340,860)	5,437,115

Distributions to shareholders:
Class IB	(10,233,518)	(9,490,190)
Class K	(2,125,635)	(2,189,431)

Total distributions to shareholders	(12,359,153)	(11,679,621)

Tax return of capital:
Class IB	—	(6,002,398)
Class K	—	(1,364,458)

Total	—	(7,366,856)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,715,177 and 2,541,315 shares, respectively ]	15,345,903	27,237,446
Capital shares issued in reinvestment of dividends and distributions [ 1,375,082 and 1,561,599 shares, respectively ]	10,233,518	15,492,588
Capital shares repurchased [ (1,832,639) and (1,181,580) shares, respectively ]	(16,147,091)	(12,616,911)

Total Class IB transactions	9,432,330	30,113,123

Class K
Capital shares sold [ 480,236 and 487,667 shares, respectively ]	4,191,605	5,251,686
Capital shares issued in reinvestment of dividends and distributions [ 283,736 and 355,135 shares, respectively ]	2,125,635	3,553,889
Capital shares repurchased [ (720,343) and (532,036) shares, respectively ]	(6,557,866)	(5,762,150)

Total Class K transactions	(240,626)	3,043,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,191,704	33,156,548

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,508,309)	19,547,186
NET ASSETS:
Beginning of year	140,388,174	120,840,988

End of year	$114,879,865	$140,388,174

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2022

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(22,340,860)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(609,929,716)
Proceeds from disposition of investments in securities	599,376,839
Increase in payable for forward settling transactions	11,289,922
Increase in receivable for forward settling transactions	(4,959,891)
Change in unrealized (appreciation) depreciation on investments in securities	36,581,764
Change in unrealized (appreciation) depreciation on options written	18,641
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	538,531
Net realized (gain) loss on investments in securities	9,246,638
Net amortization (accretion) of income	(908,407)
Increase in trustees’ fees payable	72
Increase in other assets	(136)
Decrease in administrative fees payable	(1,405)
Decrease in distribution fees payable - Class IB	(3,815)
Decrease in accrued expenses	(8,599)
Decrease in investment management fees payable	(23,354)
Decrease in premiums received on options written	(41,444)
Increase in due from broker for futures variation margin	(52,289)
Increase in dividends, interest and other receivables	(55,657)
Decrease in payable for return of cash collateral on forward foreign currency contracts	(162,420)

Net cash provided (used) by operating activities	18,564,414

Cash flows provided (used) by financing activities:
Proceeds from shares sold	19,584,326
Payment for shares repurchased	(22,670,992)
Proceeds from sale-buyback transactions	1,651,421,789
Payments on sale-buyback transactions	(1,651,739,741)
Decrease in payable for sale-buyback financing transactions	(15,108,134)

Net cash provided (used) by financing activities	(18,512,752)

Net increase/(decrease) in cash	51,662

Cash, foreign cash and restricted cash:
Beginning of year	2,642,863

End of year	$2,694,525

Supplemental disclosure of cash flow information:

For the year ended December 31, 2022, the Portfolio paid $534,079 in interest expense and had reinvestments of dividends and distributions of $12,359,153.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Cash	$1,324,081	$1,287,677
Foreign cash	431,444	795,186
Cash held as collateral at broker for futures	939,000	560,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$2,694,525	$2,642,863

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.72	$10.78	$9.88	$9.47	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.49	0.21	(0.06)	(0.01)	0.08
Net realized and unrealized gain (loss)	(2.04)	0.21	1.08	0.78	(0.21)

Total from investment operations	(1.55)	0.42	1.02	0.77	(0.13)

Less distributions:
Dividends from net investment income	(0.84)	(0.56)	—	(0.35)	(0.24)
Distributions from net realized gains	(0.03)	(0.41)	(0.12)	(0.01)	—
Return of capital	—	(0.51)	—	—	—

Total dividends and distributions	(0.87)	(1.48)	(0.12)	(0.36)	(0.24)

Net asset value, end of year	$7.30	$9.72	$10.78	$9.88	$9.47

Total return	(16.10)%	4.01%	10.33%	8.12%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$95,592	$115,131	$96,173	$75,148	$63,475
Ratio of expenses to average net assets:
After waivers (f)(g)	1.31%	0.92%	1.05%	1.75%	1.54%
Before waivers (f)(g)	1.53%	1.10%	1.26%	1.93%	1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.60%	1.94%	(0.56)%	(0.10)%	0.81%
Before waivers (f)	5.38%	1.76%	(0.76)%	(0.29)%	0.72%
Portfolio turnover rate^	82%	113%	245%	181%	66%

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.79	$10.87	$9.93	$9.51	$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.51	0.23	(0.03)	0.02	0.10
Net realized and unrealized gain (loss)	(2.06)	0.22	1.09	0.79	(0.21)

Total from investment operations	(1.55)	0.45	1.06	0.81	(0.11)

Less distributions:
Dividends from net investment income	(0.86)	(0.61)	—	(0.38)	(0.27)
Distributions from net realized gains	(0.03)	(0.41)	(0.12)	(0.01)	—
Return of capital	—	(0.51)	—	—	—

Total dividends and distributions	(0.89)	(1.53)	(0.12)	(0.39)	(0.27)

Net asset value, end of year	$7.35	$9.79	$10.87	$9.93	$9.51

Total return	(15.97)%	4.29%	10.68%	8.46%	(1.17)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,288	$25,257	$24,668	$31,471	$28,342
Ratio of expenses to average net assets:
After waivers (f)(g)	1.06%	0.67%	0.80%	1.50%	1.29%
Before waivers (f)(g)	1.28%	0.85%	1.00%	1.68%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.80%	2.13%	(0.28)%	0.16%	1.05%
Before waivers (f)	5.58%	1.94%	(0.48)%	(0.02)%	0.95%
Portfolio turnover rate^	82%	113%	245%	181%	66%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes interest expense of 0.42%, 0.02%, 0.08%, 0.75% and 0.54% for the years ended 2022, 2021, 2020, 2019 and 2018 respectively for each class.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(11.38)%	2.95%
Bloomberg U.S. TIPS Index	(11.85)	3.03

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (11.38)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. TIPS Index, which returned (11.85)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overweight Eurozone and U.S. breakeven inflation positioning

•	Tactical U.S. interest rate positioning

What hurt performance during the year:

•	Positions in non-Agency mortgage-backed securities

•	Eurozone country and instrument selection

How derivatives contributed/detracted from performance during the year:

Nominal interest rate strategies in the U.S. and the U.K. were partially facilitated through futures, options, and interest rate swaps, which contributed to performance. Within spread sectors, positioning to high yield credit default swap indices was modestly negative for performance. Breakeven inflation exposure in the U.S. and the U.K. was partially facilitated through interest rate swaps, which detracted slightly from performance during the period. Additionally, currency exposure, which was a modest contributor, was partially facilitated through the use of currency forwards, which added to performance.

Portfolio Positioning and Outlook — PIMCO

After facing difficulties on all fronts in 2022, we believe investors should be rewarded with more opportunities in the year ahead, even as the global economy confronts headwinds. We expect a modest recession in 2023 across developed markets as central banks continue to battle inflation, yet uncertainties remain. Any recession could further challenge riskier assets such as equities and lower-quality corporate credit. But we believe the repricing across financial markets in 2022 has improved prospects for returns elsewhere, particularly in bonds. We are focusing on high quality fixed income sectors that offer more attractive yields than they have in several years.

Rather than taking greater risks to chase incremental returns, we’re seeking to make Portfolios resilient, targeting investments that should be able to withstand even a more significant downturn. In other words, we’re expecting a mild recession but preparing in case of something deeper. In this environment, we want to be careful in overall risk positioning and keep dry powder to allow us to add risk to Portfolios in the event of notable new information on the outlook or significant market moves.

Overall, we do not expect to make large changes in current positioning based on the outlook and valuations. Rather, we are focused on identifying asymmetric trades across the range of plausible scenarios to complement current positioning. We expect a yield range of about 3.25% to 4.25% for the 10-year U.S. Treasury in our baseline, and broader ranges across scenarios for 2023, with a view of being neutral on duration — a gauge of interest rate risk — or having a tactical underweight position at current levels. Treasury Inflation Protected Securities (TIPS) pricing suggests high confidence in the Federal Reserve’s anti-inflation credibility and could

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provide a reasonably priced cushion against more adverse inflation scenarios.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	5.95
Weighted Average Coupon (%)	1.26
Weighted Average Effective Duration (Years)*	6.38
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	105.4%
U.S. Government Agency Securities	68.7
Foreign Government Securities	8.3
Asset-Backed Securities	7.7
Mortgage-Backed Securities	2.7
Collateralized Mortgage Obligations	2.2
Financials	0.5
Options Purchased	0.1
Information Technology	0.0 #
Cash and Other	(95.6)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$968.00	$8.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.92	8.35

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.64%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.7%)
Ares European CLO VI DAC, Series 2013-6A ARR 1.988%, 4/15/30 (l)§	EUR	494,180	$513,413
Argent Mortgage Loan Trust, Series 2005-W1 A1 4.869%, 5/25/35 (l)		$17,670	15,782
Atlas Senior Loan Fund Ltd., Series 2017-8A A 5.229%, 1/16/30 (l)§		285,700	281,441
Barings CLO Ltd., Series 2013-IA AR 5.043%, 1/20/28 (l)§		197,515	196,055
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 5.094%, 1/25/35 (l)		309,016	287,718
Benefit Street Partners CLO II Ltd., Series 2013-IIA A1R2 4.949%, 7/15/29 (l)§		267,266	264,818
C-Bass Trust, Series 2006-CB9 A1 4.509%, 11/25/36 (l)		1,668	761
CIFC Funding Ltd., Series 2012-2RA A1 5.043%, 1/20/28 (l)§		170,872	169,637
CIT Mortgage Loan Trust,
Series 2007-1 1A 5.739%, 10/25/37 (l)§		4,327	4,293
Series 2007-1 1M1 5.889%, 10/25/37 (l)§		200,000	187,310
Citigroup Mortgage Loan Trust, Series 2007-AMC2 A3A 4.469%, 1/25/37 (l)		3,505	2,355
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 4.889%, 3/25/37 (l)		38,103	34,624
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 5.439%, 6/25/35 (l)		25,000	22,843
CVC Cordatus Loan Fund III DAC, Series 3A A1RR 2.578%, 8/15/32 (l)§	EUR	500,000	520,136
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 5.129%, 8/25/47 (l)		$11,566	11,173
Ellington Loan Acquisition Trust, Series 2007-1 A1 5.489%, 5/25/37 (l)§		20,948	19,776
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 4.649%, 8/25/31 (l)		562	551
First Franklin Mortgage Loan Trust, Series 2005-FF12 M2 5.094%, 11/25/36 (l)		92,323	86,332
Fremont Home Loan Trust, Series 2006-C 1A1 4.524%, 10/25/36 (l)		30,731	25,427
GSAMP Trust, Series 2007-FM1 A2A 4.459%, 12/25/36 (l)		2,811	1,215
IndyMac INDB Mortgage Loan Trust, Series 2006-1 A1 4.529%, 7/25/36 (l)		17,972	5,330
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2 M3 5.109%, 12/25/35 (l)		224,944	221,988
LCM XXV Ltd., Series 25A AR 5.063%, 7/20/30 (l)§		296,787	290,830
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		33,544	22,841
Lehman XS Trust,
Series 2006-7 1A1A 4.709%, 5/25/36 (l)		24,227	20,807
Series 2006-8 3A4 4.292%, 6/25/36 (e)		13,994	13,027
Series 2007-20N A1 6.689%, 12/25/37 (l)		27,142	26,331
Merrill Lynch Life Agency, Inc., 4.629%, 2/25/37 (l)		8,972	2,575
Merrill Lynch Mortgage Investors Trust, Series 2006-RM4 A2A 4.549%, 9/25/37 (l)		516	112
Midocean Credit CLO V, Series 2016-5A AR 5.347%, 7/19/28 (l)§		272,953	272,313
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8 A2D 4.609%, 10/25/36 (l)		713,079	315,524
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 4.439%, 11/25/36 (l)		328	110
NovaStar Mortgage Funding Trust, Series 2005-3 M2 5.094%, 1/25/36 (l)		26,055	25,335
OZLM XXIV Ltd., Series 2019-24A A1AR 5.403%, 7/20/32 (l)§		200,000	194,975
Palmer Square Loan Funding Ltd., Series 2021-2A A1 5.475%, 5/20/29 (l)§		202,246	199,672
Park Place Securities, Inc., Series 2005-WCW1 M2 5.094%, 9/25/35 (l)		2,385	2,380
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 5.439%, 10/25/34 (l)		95,751	92,897
Series 2005-WHQ4 M2 5.124%, 9/25/35 (l)		15,821	14,784
Renaissance Home Equity Loan Trust, Series 2002-3 A 5.149%, 12/25/32 (l)		1,698	1,556
Saxon Asset Securities Trust, Series 2007-3 1A 4.699%, 9/25/37 (l)		35,772	33,623

See Notes to Financial Statements.

1250

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.709%, 7/25/36 (l)		$163,356	$52,780
Series 2007-HE1 A2A 4.509%, 12/25/36 (l)		10,368	2,340
SLM Student Loan Trust, Series 2008-9 A 5.858%, 4/25/23 (l)		56,222	55,303
Soundview Home Equity Loan Trust, 4.499%, 2/25/37 (l)		529,833	160,120
Soundview Home Loan Trust, Series 2006-NLC1 A1 4.509%, 11/25/36 (l)§		1,694	463
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 5.620%, 4/25/35 (l)		2,820	2,689
STWD Ltd., Series 2019-FL1 A 5.520%, 7/15/38 (l)§		131,705	126,810
THL Credit Wind River CLO Ltd., Series 2019-3A AR 5.159%, 4/15/31 (l)§		200,000	194,645
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		3,485	3,503
Vibrant CLO VI Ltd., Series 2017-6A AR 5.696%, 6/20/29 (l)§		323,283	318,908
Voya CLO Ltd., Series 2015-1A A1R 5.094%, 1/18/29 (l)§		330,342	326,980
Wellfleet CLO Ltd.,
Series 2015-1A AR4 5.133%, 7/20/29 (l)§		364,065	359,417
Series 2016-1A AR 5.153%, 4/20/28 (l)§		358,044	354,709

Total Asset-Backed Securities			6,361,337

Collateralized Mortgage Obligations (2.2%)
Alliance Bancorp Trust, Series 2007-OA1 A1 4.869%, 7/25/37 (l)		23,065	18,866
Alternative Loan Trust,
Series 2005-62 2A1 3.048%, 12/25/35 (l)		856	692
Series 2006-OA11 A1B 4.769%, 9/25/46 (l)		48,143	44,272
Series 2006-OA19 A1 4.533%, 2/20/47 (l)		7,584	5,713
Series 2007-1T1 1A1 6.000%, 3/25/37		95,619	37,754
Series 2007-4CB 1A35 6.000%, 4/25/37		31,022	26,234
Series 2007-OA7 A1A 4.749%, 5/25/47 (l)		2,963	2,480
Banc of America Funding Trust,
Series 2006-A 1A1 3.959%, 2/20/36 (l)		2,861	2,658
Series 2006-J 2A1 3.775%, 1/20/47 (l)		69,433	58,460
Series 2006-J 4A1 4.273%, 1/20/47 (l)		2,577	2,346
Banc of America Mortgage Trust,
Series 2005-E 2A1 3.314%, 6/25/35 (l)		595	496
Series 2006-A 2A1 2.842%, 2/25/36 (l)		2,997	2,663
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.729%, 9/25/35 (l)		21,429	13,196
Series 2006-2 23A1 3.724%, 3/25/36 (l)		9,260	7,104
Bear Stearns ARM Trust,
Series 2004-10 13A1 3.810%, 1/25/35 (l)		2,563	2,308
Series 2005-1 2A1 3.372%, 3/25/35 (l)		4,337	4,003
Series 2005-9 A1 5.230%, 10/25/35 (l)		4,536	4,195
Series 2006-2 3A2 3.436%, 7/25/36 (l)		3,294	2,871
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		781	581
Series 2005-9 1A3 4.849%, 5/25/35 (l)		174,285	139,947
Series 2006-6 A4 6.000%, 4/25/36		10,852	5,967
Series 2006-HYB3 3A1B 3.229%, 5/20/36 (l)		1,983	1,795
Series 2007-1 A1 6.000%, 3/25/37		31,948	16,047
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 6.380%, 3/25/36 (l)		3,862	3,493
Series 2007-10 22AA 3.868%, 9/25/37 (l)		6,487	5,549
CSMC Mortgage-Backed Trust, Series 2007-6 A1 6.420%, 10/25/37 (l)		120,127	73,689
CSMC Trust, Series 2007-4R 1A1 4.600%, 10/26/36(l)§		4,430	3,775
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 4.489%, 10/25/36 (l)		161	136
Eurosail-UK plc,
Series 2007-3X A3A 4.502%, 6/13/45 (l) (m)	GBP	28,092	33,575
Series 2007-3X A3C 4.502%, 6/13/45 (l) (m)		12,483	14,919
FHLMC, Series 278 F1 4.768%, 9/15/42 STRIPS (l)		$54,835	53,853
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1 3.248%, 10/25/44 (l)		32,027	31,872
Series T-63 1A1 2.572%, 2/25/45 (l)		9,958	9,992
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 4.538%, 6/25/34 (l)		2,642	2,448

See Notes to Financial Statements.

1251

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2006-FA8 1A7 6.000%, 2/25/37		$9,670	$4,126
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.875%, 8/25/35 (l)		3,423	2,345
FNMA,
Series 2003-W8 3F2 4.739%, 5/25/42 (l)		800	787
Series 2004-63 FA 4.539%, 8/25/34 (l)		332	321
Series 2006-30 KF 4.829%, 5/25/36 (l)		182	179
Series 2006-5 3A2 3.257%, 5/25/35 (l)		2,748	2,728
Series 2007-63 FC 4.739%, 7/25/37 (l)		79	77
GNMA,
Series 2017-H10 FB 1.968%, 4/20/67 (l)		52,034	51,493
Series 2018-H15 FG 3.858%, 8/20/68 (l)		97,935	95,145
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.929%, 11/25/45 (l)		4,878	4,388
Series 2006-AR4 A6A 4.749%, 9/25/46 (l)		49,966	43,444
GreenPoint MTA Trust, Series 2005-AR1 A2 4.829%, 6/25/45 (l)		3,450	3,135
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.740%, 12/25/34 (l)		2,501	2,201
Series 2005-AR1 1A1 4.367%, 1/25/35 (l)		1,178	1,068
Series 2005-AR4 6A1 3.652%, 7/25/35 (l)		2,004	1,835
Series 2005-AR6 2A1 3.767%, 9/25/35 (l)		2,442	2,282
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 4.899%, 2/19/36 (l)		1,885	989
Series 2005-2 2A1A 4.779%, 5/19/35 (l)		834	739
Series 2005-9 2A1A 5.033%, 6/20/35 (l)		1,745	1,549
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1 2A1 3.702%, 11/25/35 (l)		1,018	961
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 5.169%, 5/25/34 (l)		256	227
Series 2004-AR11 2A 3.837%, 12/25/34 (l)		1,368	1,288
Series 2005-AR14 1A1A 4.949%, 7/25/35 (l)		3,704	2,666
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.849%, 3/25/36 (l)		125,991	117,189
Series 2006-A7 1A4 4.849%, 12/25/36 (l)		27,679	24,184
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 2.674%, 2/25/35 (l)		1,214	1,108
Series 2005-A6 2A1 4.236%, 8/25/35 (l)		1,938	1,779
Series 2005-A6 4A1 4.031%, 9/25/35 (l)		315	271
Series 2005-A6 7A1 3.960%, 8/25/35 (l)		1,848	1,517
Series 2007-A1 1A1 4.189%, 7/25/35 (l)		1,354	1,275
Series 2007-A1 3A3 3.346%, 7/25/35 (l)		2,870	2,649
Series 2008-R2 1A1 3.186%, 7/27/37 (l)§		8,842	7,950
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 3.874%, 11/21/34 (l)		1,518	1,362
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.018%, 11/15/31 (l)		1,176	1,114
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 4.386%, 6/25/36 (l)		4,019	3,819
MRFC Mortgage Pass-Through Trust, Series 2000-TBC3 A1 4.758%, 12/15/30 (l)		1,160	1,081
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§		44,948	42,235
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§		202,867	188,647
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 5.149%, 12/25/35 (l)		134,104	121,940
RALI Trust,
Series 2005-QO1 A1 4.689%, 8/25/35 (l)		1,467	1,101
Series 2007-QH8 A 2.644%, 10/25/37 (l)		31,468	27,256
Residential Asset Securitization Trust,
Series 2005-A5 A3 4.789%, 5/25/35 (l)		16,875	11,447
Series 2006-A10 A5 6.500%, 9/25/36		8,391	3,205
Series 2007-A6 2A1 6.500%, 6/25/37		124,134	30,716
Residential Mortgage Securities 32 plc,
Series 32A A 4.681%, 6/20/70 (l)§	GBP	65,767	78,993
RFMSI Trust, Series 2007-S6 1A10 6.000%, 6/25/37		$4,058	3,008
Sequoia Mortgage Trust,
Series 2007-3 1A1 4.753%, 7/20/36 (l)		8,646	7,359
Series 5 A 5.039%, 10/19/26 (l)		366	347

See Notes to Financial Statements.

1252

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 3.780%, 2/25/34 (l)		$1,289	$1,206
Series 2004-19 2A1 3.448%, 1/25/35 (l)		1,493	1,232
Series 2005-17 3A1 3.678%, 8/25/35 (l)		1,416	1,201
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 4.999%, 10/19/34 (l)		722	672
Series 2005-AR5 A1 4.839%, 7/19/35 (l)		1,451	1,274
Series 2005-AR5 A2 4.839%, 7/19/35 (l)		1,623	1,500
Series 2005-AR5 A3 4.839%, 7/19/35 (l)		5,140	4,565
Series 2006-AR3 11A1 4.809%, 4/25/36 (l)		3,117	2,663
Series 2006-AR4 2A1 4.769%, 6/25/36 (l)		771	735
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 4.590%, 10/20/51 (l)§	GBP	167,813	202,246
Towd Point Mortgage Trust, Series 2019-HY2 A1 5.389%, 5/25/58 (l)§		$25,806	25,564
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 3.248%, 11/25/42 (l)		217	196
Series 2005-AR10 3A1 2.812%, 8/25/35 (l)		351	306
Series 2005-AR14 2A1 3.770%, 12/25/35 (l)		1,178	1,061
Series 2006-AR3 A1A 3.048%, 2/25/46 (l)		1,518	1,329
Series 2006-AR7 3A 3.096%, 7/25/46 (l)		9,961	8,057
Series 2007-OA4 1A 2.818%, 5/25/47 (l)		4,034	3,179

Total Collateralized Mortgage Obligations			1,796,460

Corporate Bonds (0.5%)
Financials (0.5%)
Banks (0.5%)
Bank of America Corp.
Series FF (ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k) (y)		20,000	17,538
UniCredit SpA
7.830%, 12/4/23§		350,000	353,377

Total Financials			370,915

Information Technology (0.0%)†
Software (0.0%)†
VMware, Inc.
3.900%, 8/21/27		10,000	9,354

Total Information Technology			9,354

Total Corporate Bonds			380,269

Foreign Government Securities (8.3%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	2,376,705	2,512,450
0.400%, 5/15/30 TIPS (m)		116,674	109,334
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	245,193	199,570
Commonwealth of Australia
3.000%, 9/20/25 TIPS (m)	AUD	454,740	326,840
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	114,893	121,774
0.100%, 7/25/31 TIPS (m)		115,071	117,893
0.100%, 7/25/38 TIPS (m)		225,965	216,584
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	112,201,270	883,816
0.100%, 3/10/29 TIPS		63,523,570	502,073
0.005%, 3/10/31 TIPS		20,889,200	164,864
Kingdom of Saudi Arabia
4.000%, 4/17/25 (m)		$200,000	197,500
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	93,893
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	161,174	101,650
3.000%, 9/20/30 TIPS (m)		639,080	424,240
Republic of Peru 5.940%, 2/12/29§	PEN	200,000	48,243
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS (m)	GBP	440,547	540,519
0.125%, 8/10/41 TIPS (m)		254,229	288,728

Total Foreign Government Securities			6,849,971

Mortgage-Backed Securities (2.7%)
FHLMC UMBS
3.000%, 3/1/52		$99,617	87,780
4.500%, 11/1/52		99,070	95,648
FNMA UMBS
3.500%, 2/1/48		108,060	100,240
3.000%, 12/1/51		991,645	874,200
4.000%, 10/1/52		1,090,155	1,025,419

Total Mortgage-Backed Securities			2,183,287

U.S. Government Agency Security (15.8%)
FFCB 4.750%, 12/27/23		13,000,000	12,987,784

Total U.S. Government Agency Security			12,987,784

U.S. Treasury Obligations (105.4%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		860,000	1,291,240
2.375%, 1/15/27 TIPS (v)		20,000	30,159
1.750%, 1/15/28 TIPS		1,940,000	2,762,862
3.625%, 4/15/28 TIPS (z)		2,000,000	4,024,067
2.500%, 1/15/29 TIPS		470,000	680,730
3.875%, 4/15/29 TIPS		591,000	1,205,101
2.125%, 2/15/40 TIPS		770,000	1,124,935
2.125%, 2/15/41 TIPS		240,000	345,806
0.750%, 2/15/42 TIPS		1,060,000	1,171,489
0.625%, 2/15/43 TIPS		540,000	565,227
1.375%, 2/15/44 TIPS		1,620,000	1,922,443

See Notes to Financial Statements.

1253

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
0.750%, 2/15/45 TIPS	$2,320,000	$2,376,839
1.000%, 2/15/46 TIPS	1,670,000	1,785,960
0.875%, 2/15/47 TIPS	1,210,000	1,226,009
1.000%, 2/15/48 TIPS	530,000	538,856
0.250%, 2/15/50 TIPS (v) (w)	550,000	431,534
0.125%, 2/15/51 TIPS	860,000	636,343
0.125%, 2/15/52 TIPS	300,000	207,905
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS (z)	7,180,000	8,530,517
0.375%, 7/15/23 TIPS	2,210,000	2,797,257
0.625%, 1/15/24 TIPS	1,540,000	1,926,711
0.500%, 4/15/24 TIPS	2,300,000	2,644,850
0.125%, 7/15/24 TIPS	2,000,000	2,431,954
0.125%, 10/15/24 TIPS	3,100,000	3,469,713
0.250%, 1/15/25 TIPS (v)	100,000	120,798
0.125%, 4/15/25 TIPS	2,140,000	2,353,680
0.375%, 7/15/25 TIPS	250,000	302,013
0.125%, 10/15/25 TIPS	1,800,000	1,965,397
0.625%, 1/15/26 TIPS	1,660,000	2,000,106
0.125%, 7/15/26 TIPS	190,000	222,736
0.125%, 10/15/26 TIPS (z)	1,200,000	1,227,972
0.375%, 1/15/27 TIPS	1,110,000	1,292,085
0.125%, 4/15/27 TIPS (z)	500,000	492,248
0.375%, 7/15/27 TIPS	3,270,000	3,759,607
1.625%, 10/15/27 TIPS	300,000	301,898
0.500%, 1/15/28 TIPS	3,160,000	3,595,400
0.750%, 7/15/28 TIPS	3,210,000	3,634,923
0.875%, 1/15/29 TIPS	1,300,000	1,463,763
0.250%, 7/15/29 TIPS	2,495,000	2,664,418
0.125%, 1/15/30 TIPS	2,610,000	2,719,664
0.125%, 7/15/30 TIPS	1,850,000	1,927,871
0.125%, 1/15/31 TIPS	1,620,000	1,648,280
0.125%, 7/15/31 TIPS (z)	6,430,000	6,320,057
0.125%, 1/15/32 TIPS (z)	2,900,000	2,733,470
0.625%, 7/15/32 TIPS (z)	1,900,000	1,788,844

Total U.S. Treasury Obligations		86,663,737

Total Long-Term Debt Securities (142.6%) (Cost $121,089,078)		117,222,845

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (52.9%)
FHLB 3.58%, 1/20/23 (o) (p)	22,500,000	22,455,317
4.04%, 2/17/23 (o) (p)	1,600,000	1,591,422
FHLMC 3.06%, 1/9/23 (o) (p)	15,000,000	14,988,516
FNMA 3.49%, 1/17/23 (o) (p)	4,400,000	4,392,752

Total U.S. Government Agency Securities		43,428,007

Total Short-Term Investments (52.9%) (Cost $43,432,659)		43,428,007

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
3 Years, February 2023@1.41% v.1 Day SOFR Exercise Price: USD 1.41, Notional Amount: USD 1,800,000 Counterparty: Barclays Bank plc*	1,800,000	$101,312

Put Options Purchased (0.0%)†
Put Interest Rate Swaptions Purchased Payable (0.0%)†
2 Years, January 2023 @1.71% v.1 Day SOFR Exercise Price: USD 1.71, Notional Amount: USD 3,500,000 Counterparty: JPMorgan Chase Bank*	3,500,000	—
3 Years, February 2023 @1.72% v.1 Day SOFR Exercise Price: USD 1.72, Notional Amount: USD 3,300,000 Counterparty: Citibank NA*	3,300,000	3
3 Years, January 2023 @1.43% v.1 Day SOFR Exercise Price: USD 1.43,Notional Amount: USD 1,800,000 Counterparty: Morgan Stanley*	1,800,000	—
6 Years, April 2023 @2.20% v.1 Day SOFR Exercise Price: USD 2.20, Notional Amount: USD 1,400,000 Counterparty: Goldman Sachs Bank USA*	1,400,000	953
6 Years, May 2023 @2.20% v.1 Day SOFR Exercise Price: USD 2.20, Notional Amount: USD 2,500,000 Counterparty: Morgan Stanley*	2,500,000	3,280

		4,236

Total Options Purchased (0.1%) (Cost $102,641)		105,548

Total Investments in Securities (195.6%) (Cost $164,624,378)		160,756,400
Other Assets Less Liabilities (-95.6%)		(78,569,157)

Net Assets (100%)		$82,187,243

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $5,747,631 or 7.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.

See Notes to Financial Statements.

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December 31, 2022

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $5,006,006 or 6.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of December 31, 2022.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $163,127.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $378,294.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FRCPI	—	French Consumer Price Index
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HICPXT	—	Harmonised Index of Consumer Prices ex Tobacco
ICE	—	Intercontinental Exchange
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Over Night Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
UKRPI	—	United Kingdom Retail Price Index
UMBS	—	Uniform Mortgage-Backed Securities
USCPI	—	United States Consumer Price Index
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	5	3/2023	EUR	711,475	(45,565)
Long Gilt	2	3/2023	GBP	241,548	(15,914)
U.S. Treasury 2 Year Note	31	3/2023	USD	6,357,422	(524)
U.S. Treasury 5 Year Note	8	3/2023	USD	863,438	(13,036)
U.S. Treasury 10 Year Note	24	3/2023	USD	2,695,125	(6,408)

					(81,447)

Short Contracts
Euro-Bobl	(8)	3/2023	EUR	(991,237)	30,501
Euro-BTP	(17)	3/2023	EUR	(1,982,088)	146,028
Euro-OAT	(4)	3/2023	EUR	(545,073)	37,639
Euro-Schatz	(52)	3/2023	EUR	(5,868,036)	69,014
Japan 10 Year Bond	(4)	3/2023	JPY	(4,433,404)	77,743
Short-Term Euro-BTP	(9)	3/2023	EUR	(1,012,635)	16,745
U.S. Treasury 10 Year Ultra Note	(24)	3/2023	USD	(2,838,750)	3,905
U.S. Treasury Long Bond	(30)	3/2023	USD	(3,760,313)	29,463
U.S. Treasury Ultra Bond	(1)	3/2023	USD	(134,313)	9,355

					420,393

					338,946

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	244,000	USD	258,769	Bank of America	2/16/2023	3,213
EUR	46,000	USD	49,113	Citibank NA	2/16/2023	277
GBP	340,000	USD	402,823	Barclays Bank plc	2/16/2023	8,692
JPY	11,800,000	USD	89,935	Bank of America	2/16/2023	505
NZD	131,000	USD	80,274	Morgan Stanley	2/16/2023	2,948
USD	212,030	CAD	281,000	Bank of America	2/16/2023	4,440
MXN	8,267	USD	409	Citibank NA	5/9/2023	5

Total unrealized appreciation						20,080

USD	53,912	PEN	215,001	Citibank NA**	2/1/2023	(2,535)
USD	324,134	AUD	484,183	Citibank NA	2/16/2023	(6,117)
USD	4,080,250	EUR	3,934,327	HSBC Bank plc	2/16/2023	(144,016)
USD	90,639	EUR	87,000	Morgan Stanley	2/16/2023	(2,772)
USD	1,560,226	GBP	1,322,246	Bank of America	2/16/2023	(40,139)
USD	55,751	GBP	47,000	Citibank NA	2/16/2023	(1,135)
USD	96,576	JPY	13,300,000	Bank of America	2/16/2023	(5,361)
USD	174,290	JPY	23,900,000	Citibank NA	2/16/2023	(8,889)
USD	38,885	JPY	5,400,000	HSBC Bank plc	2/16/2023	(2,502)
USD	929,556	JPY	128,072,622	JPMorgan Chase Bank	2/16/2023	(52,042)
USD	316,732	JPY	43,600,000	Morgan Stanley	2/16/2023	(17,434)
USD	472,731	NZD	779,190	Citibank NA	2/16/2023	(22,276)
USD	122,744	NZD	201,810	Morgan Stanley	2/16/2023	(5,463)
USD	99,045	MXN	2,030,533	JPMorgan Chase Bank	2/21/2023	(4,216)

Total unrealized depreciation						(314,897)

Net unrealized depreciation						(294,817)

**	Non-deliverable forward.

Written Call Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, June 2023 @2.07% v. 6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	2.07	6/9/2023	(770)
10 Years, March 2023 @2.55% v. 6 Month EURIBOR	Goldman Sachs Bank USA	100,000	EUR	(100,000)	EUR	2.55	3/7/2023	(224)
11 Years, April 2023 @2.35% v.1 Day SOFR	Goldman Sachs Bank USA	800,000	USD	(800,000)	USD	2.35	4/26/2023	(1,574)
11 Years, February 2023 @1.56% v.1 Day SOFR	Barclays Bank plc	400,000	USD	(400,000)	USD	1.56	2/2/2023	—
11 Years, February 2023 @1.74% v.1 Day SOFR	Citibank NA	700,000	USD	(700,000)	USD	1.74	2/23/2023	(10)
11 Years, January 2023 @1.58% v.1 Day SOFR	Morgan Stanley	400,000	USD	(400,000)	USD	1.58	1/31/2023	—
11 Years, January 2023 @1.79% v.1 Day SOFR	JPMorgan Chase Bank	800,000	USD	(800,000)	USD	1.79	1/25/2023	—
11 Years, May 2023 @2.35% v.1 Day SOFR	Morgan Stanley	1,400,000	USD	(1,400,000)	USD	2.35	5/31/2023	(4,694)
Euro-Bund	Exchange Traded	1	EUR	(100,000)	EUR	146.00	1/27/2023	(11)

								(7,283)

See Notes to Financial Statements.

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December 31, 2022

Written Put Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, June 2023 @3.14% v. 6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	3.14	6/9/2023	(9,728)
10 Years, March 2023 @2.55% v. 6 Month EURIBOR	Goldman Sachs Bank USA	100,000	EUR	(100,000)	EUR	2.55	3/7/2023	(6,292)
Euro-Bund	Exchange Traded	1	EUR	(100,000)	EUR	138.50	1/27/2023	(6,112)

								(22,132)

Total Written Options Contracts (Premiums Received ($118,154))								(29,415)

Centrally Cleared Inflation-linked swap contracts outstanding as of December 31, 2022 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
UKRPI at termination	4.48% at termination	Receive	9/15/2023	GBP	100,000	15,825	15,825
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,756	9,773
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	68,512	68,402
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,772	9,772
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	500,000	48,859	48,859
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	100,000	7,573	7,487
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	300,000	22,462	22,462
UKRPI at termination	6.44% at termination	Receive	5/15/2024	GBP	100,000	5,785	5,785
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	5,371	5,397
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	5,449	5,397
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	5,336	5,397
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	5,077	5,397
UKRPI at termination	5.20% at termination	Receive	6/15/2024	GBP	300,000	15,418	15,418
UKRPI at termination	5.33% at termination	Receive	6/15/2024	GBP	100,000	4,829	4,829
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	100,965	100,965
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	28,623	28,623
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	69,249	69,249
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	22,103	22,103
UKRPI at termination	4.74% at termination	Receive	12/15/2026	GBP	300,000	32,561	29,282
UKRPI at termination	4.62% at termination	Receive	2/15/2027	GBP	200,000	18,126	18,126
UKRPI at termination	4.63% at termination	Receive	2/15/2027	GBP	300,000	26,987	26,987
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	6,758	6,846
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	5,278	5,278
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	6,134	8,248
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	100,000	7,545	7,864
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	200,000	15,442	15,728
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	100,000	3,223	4,137
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	200,000	8,163	8,273
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	5,785	5,785
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	4,528	2,705
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	100,000	1,168	1,352
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	3,824	3,824
UKRPI at termination	4.13% at termination	Receive	9/15/2032	GBP	100,000	1,243	1,243
UKRPI at termination	4.13% at termination	Receive	9/15/2032	GBP	300,000	3,521	3,547
UKRPI at termination	4.14% at termination	Receive	10/15/2032	GBP	200,000	2,046	2,046

						603,296	602,411

FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(111,371)	(111,371)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(3,070)	(3,507)
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	(2,120)	(2,120)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(41,445)	(42,464)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(20,613)	(21,231)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(20,779)	(21,232)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(20,560)	(21,239)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	100,000	(6,002)	(5,808)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	60,000	(3,485)	(3,485)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(5,425)	(7,973)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(2,318)	(2,318)
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(1,127)	(1,127)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	(46,081)	(46,081)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	(30,700)	(30,720)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(40,721)	(38,420)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(141,095)	(134,470)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(40,332)	(38,420)
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	100,000	(17,239)	(17,239)
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	(27,279)	(27,279)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	(13,612)	(13,612)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(190,328)	(183,090)
UKRPI at termination	4.07% at termination	Pay	9/15/2031	GBP	100,000	(13,618)	(13,618)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(19,361)	(20,173)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(19,257)	(20,173)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(20,119)	(20,173)
USCPI at termination	5.00% at termination	Pay	3/3/2023	USD	100,000	(1,445)	(1,445)
USCPI at termination	5.03% at termination	Pay	3/8/2023	USD	200,000	(2,702)	(2,702)
USCPI at termination	5.47% at termination	Pay	3/21/2023	USD	1,000,000	(7,579)	(7,579)
USCPI at termination	5.32% at termination	Pay	4/29/2023	USD	200,000	(525)	(525)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(29,176)	(29,660)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(88,981)	(88,981)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(14,847)	(14,830)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(27,652)	(27,472)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(13,735)	(13,735)

						(1,044,699)	(1,034,272)

Total Centrally Cleared inflation-linked swap contracts outstanding						(441,403)	(431,861)

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2022 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	—	353,836	353,836
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	—	126,716	126,716
6 month EURIBOR Semi-Annual	0.83 annually	Receive	12/9/2052	EUR	100,000	860	2,313	3,173
6 month EURIBOR Semi-Annual	0.83 annually	Receive	12/9/2052	EUR	100,000	739	2,434	3,173
6 month EURIBOR Semi-Annual	0.83 annually	Receive	12/9/2052	EUR	200,000	(129)	6,474	6,345
1 day SONIA Annual	0.50 annually	Receive	3/16/2042	GBP	100,000	50,065	1,905	51,970
1 day SONIA Annual	0.50 annually	Receive	3/16/2042	GBP	230,000	114,378	5,154	119,532
1 day SONIA Annual	0.50 annually	Receive	3/16/2042	GBP	170,000	86,163	2,187	88,350
1 day SOFR at termination	1.32 at termination	Receive	12/21/2023	USD	14,300,000	486,488	(2,994)	483,494

						738,564	498,025	1,236,589

See Notes to Financial Statements.

1258

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	—	(32,396)	(32,396)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	—	(9,205)	(9,205)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	—	(27,610)	(27,610)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	—	(21,936)	(21,936)
6 month EURIBOR Semi-Annual	– annually	Pay	11/8/2032	EUR	2,100,000	—	(610,529)	(610,529)
6 month EURIBOR Semi-Annual	– annually	Pay	11/4/2032	EUR	800,000	—	(232,306)	(232,306)
1 day TONAR Annual	0.05 annually	Pay	12/15/2031	JPY	40,000,000	(2,913)	(18,369)	(21,282)

						(2,913)	(952,351)	(955,264)

Total Centrally Cleared Interest rate swap contracts outstanding						735,651	(454,326)	281,325

(1)	Value of floating rate index at December 31, 2022 was as follows:

Floating Rate Index	Value
1 day SOFR USD	4.30%
1 day SONIA GBP	3.43%
1 day TONAR JPY	(0.02)%
6 month EURIBOR EUR	2.69%
FRCPI EUR	1.14%
HICPXT EUR	1.20%
UKRPI GBP	3.60%
USCPI USD	2.97%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,361,337	$—	$6,361,337
Centrally Cleared Inflation-linked Swaps	—	603,296	—	603,296
Centrally Cleared Interest Rate Swaps	—	501,019	—	501,019
Collateralized Mortgage Obligations	—	1,796,460	—	1,796,460
Corporate Bonds
Financials	—	370,915	—	370,915
Information Technology	—	9,354	—	9,354
Foreign Government Securities	—	6,849,971	—	6,849,971
Forward Currency Contracts	—	20,080	—	20,080
Futures	420,393	—	—	420,393

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Mortgage-Backed Securities	$—	$2,183,287	$—	$2,183,287
Options Purchased
Call Options Purchased	—	101,312	—	101,312
Put Options Purchased	—	4,236	—	4,236
Short-Term Investments
U.S. Government Agency Securities	—	43,428,007	—	43,428,007
U.S. Government Agency Security	—	12,987,784	—	12,987,784
U.S. Treasury Obligations	—	86,663,737	—	86,663,737

Total Assets	$420,393	$161,880,795	$—	$162,301,188

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(1,044,699)	$—	$(1,044,699)
Centrally Cleared Interest Rate Swaps	—	(955,345)	—	(955,345)
Forward Currency Contracts	—	(314,897)	—	(314,897)
Futures	(81,447)	—	—	(81,447)
Options Written
Call Options Written	—	(7,283)	—	(7,283)
Put Options Written	(6,112)	(16,020)	—	(22,132)

Total Liabilities	$(87,559)	$(2,338,244)	$—	$(2,425,803)

Total	$332,834	$159,542,551	$—	$159,875,385

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,630,256	*,**
Foreign exchange contracts	Receivables	20,080

Total		$1,650,336

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(2,110,906	)*,**
Foreign exchange contracts	Payables	(314,897)

Total		$(2,425,803)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$27,973	$2,049,858	$—	$(129,216)	$1,948,615
Foreign exchange contracts	—	—	1,146,959	—	1,146,959
Credit contracts	14,903	—	—	6,099	21,002

Total	$42,876	$2,049,858	$1,146,959	$(123,117)	$3,116,576

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$104,297	$283,813	$—	$(358,360)	$29,750
Foreign exchange contracts	—	—	(373,160)	—	(373,160)

Total	$104,297	$283,813	$(373,160)	$(358,360)	$(343,410)

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $794,000, forward foreign currency contracts with an average settlement value of approximately $10,985,000, futures contracts with an average notional balance of approximately $40,121,000 and swaps contracts with an average notional balance of approximately $20,463,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$8,158	$(8,158)	$—	$—
Barclays Bank plc	110,004	—	—	110,004
Citibank NA	285	(285)	—	—
Goldman Sachs Bank USA	953	(953)	—	—
Morgan Stanley	6,228	(6,228)	—	—

Total	$125,628	$(15,624)	$—	$110,004

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$45,500	$(8,158)	$(37,342)	$—
Citibank NA	40,962	(285)	—	40,677
Goldman Sachs Bank USA	18,588	(953)	—	17,635
HSBC Bank plc	146,518	—	—	146,518
JPMorgan Chase Bank	56,258	—	(56,258)	—
Morgan Stanley	30,363	(6,228)	—	24,135

Total	$338,189	$(15,624)	$(93,600)	$228,965

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $69,527.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	4.17%	11/3/2022	1/5/2023	$(810,568)	$(816,295)
Morgan Stanley & Co. LLC	4.17	11/3/2022	1/5/2023	(2,668,912)	(2,687,721)
Morgan Stanley & Co. LLC	4.27	11/29/2022	1/6/2023	(409,569)	(411,358)
Morgan Stanley & Co. LLC	4.27	11/29/2022	1/6/2023	(491,375)	(493,521)
Morgan Stanley & Co. LLC	4.27	11/29/2022	1/6/2023	(1,807,240)	(1,814,123)
Morgan Stanley & Co. LLC	4.43	12/19/2022	1/9/2023	(4,058,220)	(4,061,030)
Morgan Stanley & Co. LLC	4.43	12/19/2022	1/9/2023	(8,511,017)	(8,529,917)
Morgan Stanley & Co. LLC	4.43	12/19/2022	1/9/2023	(6,399,093)	(6,415,124)

					$(25,229,089)

(1)	The average amount of borrowings while outstanding for 365 days during the year ended December 31, 2022, was approximately $23,492,000 at a weighted average interest rate of 1.72%.
(2)	Payable for sale-buyback transactions includes $73,095 of deferred price drop on sale-buyback transactions.

	December 31, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(4,061,030)	$—	$—	$(4,061,030)
U.S. Treasury Notes	—	(21,168,059)	—	—	(21,168,059)

Total Borrowings	$—	$(25,229,089)	$—	$—	$(25,229,089)

Gross amount of recognized liabilities for sale-buybacks					$(25,229,089)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2022:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(25,229,089)	$25,117,175	$—	$(111,914)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,931,613
Long-term U.S. government debt securities	27,548,629

$67,480,242

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,661,743
Long-term U.S. government debt securities	20,660,691

$60,322,434

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,740,653
Aggregate gross unrealized depreciation	(15,583,840)

Net unrealized depreciation	$(8,843,187)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$169,463,765

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $164,624,378)	$160,756,400
Cash	678,271
Foreign cash (Cost $165,733)	167,294
Cash held as collateral at broker for futures	409,000
Cash held as collateral at broker for swaps	142,000
Receivable for Portfolio shares sold	317,032
Dividends, interest and other receivables	239,157
Receivable for securities sold	181,073
Due from broker for futures variation margin	69,729
Variation Margin on Centrally Cleared Swaps	23,165
Unrealized appreciation on forward foreign currency contracts	20,080
Other assets	490

Total assets	163,003,691

LIABILITIES
Payable for securities purchased	55,010,508
Payable for sale-buyback financing transactions	25,229,089
Unrealized depreciation on forward foreign currency contracts	314,897
Payable for Portfolio shares redeemed	112,488
Options written, at value (Premiums received $118,154)	29,415
Distribution fees payable – Class IB	17,544
Investment management fees payable	9,154
Administrative fees payable	6,669
Accrued expenses	86,684

Total liabilities	80,816,448

NET ASSETS	$82,187,243

Net assets were comprised of:
Paid in capital	$91,146,850
Total distributable earnings (loss)	(8,959,607)

Net assets	$82,187,243

Class IB
Net asset value, offering and redemption price per share, $82,187,243 / 7,669,800 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest (net of $256 foreign withholding tax)	$5,817,412
Securities lending (net)	64

Total income	5,817,476

EXPENSES
Investment management fees	437,121
Interest expense	435,365
Distribution fees – Class IB	218,560
Professional fees	89,770
Administrative fees	81,081
Custodian fees	75,700
Printing and mailing expenses	13,599
Trustees’ fees	2,839
Miscellaneous	22,424

Gross expenses	1,376,459
Less: Waiver from investment manager	(285,744)

Net expenses	1,090,715

NET INVESTMENT INCOME (LOSS)	4,726,761

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	345,499
Futures contracts	2,049,858
Forward foreign currency contracts	1,146,959
Foreign currency transactions	(42,223)
Swaps	(123,117)
Options written	113,361
Securities sold short	(219)

Net realized gain (loss)	3,490,118

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,768,046)
Futures contracts	283,813
Forward foreign currency contracts	(373,160)
Foreign currency translations	(18,269)
Options written	166,875
Swaps	(358,360)

Net change in unrealized appreciation (depreciation)	(19,067,147)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,577,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,850,268)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,726,761	$3,195,416
Net realized gain (loss)	3,490,118	773,055
Net change in unrealized appreciation (depreciation)	(19,067,147)	703,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,850,268)	4,671,868

Distributions to shareholders:
Class IB	(5,176,033)	(6,362,512)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,650,466 and 1,734,651 shares, respectively ]	19,801,240	23,156,403
Capital shares issued in reinvestment of dividends and distributions [ 477,055 and 501,980 shares, respectively ]	5,176,033	6,362,512
Capital shares repurchased [ (1,869,466) and (1,763,219) shares, respectively ]	(22,350,866)	(23,431,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,626,407	6,087,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,399,894)	4,396,898
NET ASSETS:
Beginning of year	95,587,137	91,190,239

End of year	$82,187,243	$95,587,137

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2022

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(10,850,268)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(658,650,399)
Proceeds from disposition of investment securities	657,983,506
Decrease in receivable for forward settling transactions	6,405,664
Decrease in payable for forward settling transactions	(9,565,988)
Change in unrealized (appreciation) depreciation on investments in securities	18,768,046
Change in unrealized (appreciation) depreciation on options written	(166,875)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	373,160
Net realized (gain) loss on investments in securities	(345,499)
Net realized (gain) loss on securities sold short	219
Net amortization (accretion) of income	(4,072,154)
Decrease in receivable for variation margin on centrally cleared swaps	82,868
Increase in premiums received on options written	30,472
Increase in other assets	(21)
Decrease in administrative fees payable	(580)
Decrease in distribution fees payable - Class IB	(2,358)
Decrease in accrued expenses	(5,248)
Decrease in investment management fees payable	(6,427)
Increase in dividends, interest and other receivables	(22,709)
Increase in due from broker for futures variation margin	(55,828)

Net cash provided (used) by operating activities	(100,419)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	19,915,648
Payment for shares repurchased	(22,379,130)
Proceeds from sale-buyback transactions	1,021,571,174
Payments on sale-buyback transactions	(1,021,746,373)
Increase in payable for sale-buyback financing transactions	1,677,391

Net cash provided (used) by financing activities	(961,290)

Net increase/(decrease) in cash	(1,061,709)

Cash, foreign cash and restricted cash:
Beginning of the year	2,458,274

End of the year	$1,396,565

Supplemental disclosure of cash flow information:

For the year ended December 31, 2022, the Portfolio paid $435,365 in interest expense and had reinvestments of dividends and distributions in the amount of $5,176,033.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Cash	$678,271	$1,769,953
Foreign cash	167,294	196,321
Cash held as collateral at broker for futures	409,000	320,000
Cash held as collateral at broker for centrally cleared swaps	142,000	172,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,396,565	$2,458,274

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$12.90		$13.14		$12.44		$11.83		$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.65		0.47		0.10		0.13		0.03
Net realized and unrealized gain (loss)	(2.11)		0.21		1.29		0.87		—	#

Total from investment operations	(1.46)		0.68		1.39		1.00		0.03

Less distributions:
Dividends from net investment income	(0.72)		(0.50)		(0.17)		(0.25)		(0.05)
Distributions from net realized gains	—		(0.42)		(0.52)		(0.14)		(0.02)

Total dividends and distributions	(0.72)		(0.92)		(0.69)		(0.39)		(0.07)

Net asset value, end of period	$10.72		$12.90		$13.14		$12.44		$11.83

Total return (b)	(11.38)%		5.37%		11.28%		8.42%		0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,187		$95,587		$91,190		$80,323		$86,212
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25	%(g)(j)	0.77	%(g)(k)	0.84	%(g)(m)	1.45	%(g)(n)	1.38	%(g)(o)
Before waivers (a)(f)	1.58	%(g)	1.08	%(g)	1.19	%(g)	1.81	%(g)	1.68	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.41%		3.51%		0.77%		1.09%		1.47	%(l)
Before waivers (a)(f)	5.08%		3.21%		0.42%		0.72%		1.17	%(l)
Portfolio turnover rate^	59%		119%		195%		224%		25	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.50%, 0.02%, 0.09%, Interest and Tax Expense of 0.70% and Interest Expense of 0.63% for periods ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(13.99)%	0.39%
Bloomberg U.S. Aggregate Bond Index	(13.01)	0.62

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (13.99)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (13.01)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Short exposure to duration in the U.K.

•	Short exposure to duration in Japan
•	Positions in Agency mortgage-backed securities (MBS)

What hurt performance during the year:

•	Positions in non-agency MBS and other securitized assets

•	Tactical exposure to investment grade corporate credit

•	Interest rate strategies in the U.S. and Europe

Portfolio Positioning and Outlook — PIMCO

After facing difficulties on all fronts in 2022, we believe investors should be rewarded with more opportunities in the year ahead, even as the global economy confronts headwinds. We expect a modest recession in 2023 across developed markets as central banks continue to battle inflation, yet uncertainties remain. Any recession could further challenge riskier assets such as equities and lower-quality corporate credit. But we believe the repricing across financial markets in 2022 has improved prospects for returns elsewhere, particularly in bonds. We are focusing on high quality fixed income sectors that offer more attractive yields than they have in several years.

Rather than taking greater risks to chase incremental returns, we’re seeking to make Portfolios resilient, targeting investments that should be able to withstand even a more significant downturn. In other words, we’re expecting a mild recession but preparing in case of something deeper. In this environment, we want to be careful in overall risk positioning and keep dry powder to allow us to add risk to Portfolios in the event of notable new information on the outlook or significant market moves.

Overall, we do not expect to make large changes in current positioning based on the outlook and valuations. Rather, we are focused on identifying asymmetric trades across the range of plausible scenarios to complement current positioning. We expect a yield range of about 3.25% to 4.25% for the 10-year U.S. Treasury in our baseline, and broader ranges across scenarios for 2023, with a view of being neutral on duration — a gauge of interest rate risk — or having a tactical underweight position at current levels. Treasury Inflation Protected Securities (TIPS) pricing suggests high confidence in the Federal Reserve’s anti-inflation credibility and could provide a reasonably priced cushion against more adverse inflation scenarios.

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Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	7.56
Weighted Average Coupon (%)	3.51
Weighted Average Effective Duration (Years)*	5.69
Weighted Average Rating**	AA-

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
Mortgage-Backed Securities	35.5%
U.S. Treasury Obligations	29.7
Asset-Backed Securities	16.0
Financials	12.1
Commercial Mortgage-Backed Securities	7.7
Real Estate	5.7
Collateralized Mortgage Obligations	4.7
Utilities	4.6
Foreign Government Securities	2.6
Information Technology	1.7
Consumer Discretionary	1.3
Repurchase Agreements	1.0
Energy	1.0
Municipal Bonds	1.0
Communication Services	1.0
Industrials	0.9
Foreign Government Treasury Bill	0.7
Health Care	0.3
Investment Company	0.1
Options Purchased	0.1
Cash and Other	(27.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

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EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$968.10	$3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.98

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.78%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.0%)
522 Funding CLO Ltd.,
Series 2018-3A AR 5.283%, 10/20/31(l)§		$900,000	$881,003
Accredited Mortgage Loan Trust,
Series 2006-2 A4 4.649%, 9/25/36 (l)		78,163	77,092
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		261,891	223,413
Series 2016-3 A 3.250%, 10/15/28		144,282	108,424
Series 2016-3 AA 3.000%, 10/15/28		216,646	184,379
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 5.094%, 11/25/35 (l)		141,110	135,698
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR 5.129%, 7/15/30 (l)§		999,939	987,190
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.257%, 1/15/37 (l)§		800,000	774,419
Ares XL CLO Ltd.,
Series 2016-40A A1RR 4.949%, 1/15/29 (l)§		646,314	638,205
Argent Securities Trust,
Series 2006-W2 A2B 4.769%, 3/25/36 (l)		218,143	113,628
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 4.689%, 7/25/36 (l)		659,290	169,408
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 4.709%, 8/25/36 (l)		16,734	15,723
Series 2006-HE9 1A2 4.539%, 11/25/36 (l)		157,766	149,881
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 5.514%, 2/25/35 (l)		108,521	107,050
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 2.288%, 1/15/33 (l)§	EUR	700,000	719,771
BRSP Ltd.,
Series 2021-FL1 A 5.489%, 8/19/38 (l)§		$800,000	771,326
Carlyle US CLO Ltd.,
Series 2017-1A A1R 5.243%, 4/20/31 (l)§		800,000	784,789
CBAM Ltd.,
Series 2018-5A A 5.099%, 4/17/31 (l)§		1,000,000	983,143
Series 2018-8A A1 5.363%, 10/20/29 (l)§		783,577	774,382
C-Bass Trust,
Series 2006-CB9 A1 4.509%, 11/25/36 (l)		11,666	5,322
CIFC Funding Ltd.,
Series 2017-1A AR 5.288%, 4/23/29 (l)§		749,917	742,459
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		115,769	62,307
CLNC Ltd.,
Series 2019-FL1 A 5.689%, 8/20/35 (l)§		252,630	246,367
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 5.139%, 5/25/34 (l)		10,949	10,847
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR 5.273%, 4/20/30 (l)§		903,171	890,277
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 2.676%, 9/15/31 (l)§	EUR	700,000	727,702
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1 4.989%, 6/25/36 (l)		$74,289	72,630
Series 2006-21 2A4 4.619%, 5/25/37 (l)		258,633	240,548
Series 2006-24 1A 4.529%, 6/25/47 (l)		737,871	637,255
Series 2006-3 M2 4.974%, 6/25/36 (l)		800,000	759,217
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3 5.189%, 8/25/47(l)		6,304	6,172
EMC Mortgage Loan Trust,
Series 2001-A A 5.129%, 5/25/40 (l)§		3,049	2,987
FHF Trust,
Series 2020-1A B 3.100%, 9/15/25§		585,153	579,839
Series 2022-1A A 4.430%, 1/18/28§		1,078,718	1,051,029
FORT CRE Issuer LLC,
Series 2022-FL3 A 5.761%, 2/23/39 (l)§		800,000	781,191
Fremont Home Loan Trust,
Series 2005-D M1 5.004%, 11/25/35 (l)		300,000	253,273
Series 2006-E 2A1 4.449%, 1/25/37 (l)		2,222	915
FS Rialto Issuer LLC,
Series 2022-FL4 A 5.708%, 1/19/39 (l)§		900,000	859,646
Galaxy XV CLO Ltd.,
Series 2013-15A ARR 5.049%, 10/15/30 (l)§		900,000	884,778
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		858,480	693,882
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		253,807	97,819
GSAMP Trust,
Series 2006-NC2 A2B 4.569%, 6/25/36 (l)		123,977	66,118

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
GSPA Monetization Trust, 6.422%, 10/9/29§	$247,013	$237,176
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 4.619%, 4/25/37 (l)	307,920	289,471
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	782,213	684,692
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 5.004%, 10/25/35 (l)	140,231	132,427
Series 2006-FRE1 M1 4.974%, 5/25/35 (l)	91,185	86,752
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 4.649%, 3/25/37 (l)	41,446	39,717
LCCM Trust,
Series 2021-FL3 A 5.768%, 11/15/38 (l)§	800,000	763,376
LCM XV LP,
Series 15A AR2 5.243%, 7/20/30 (l)§	770,531	758,853
Lehman XS Trust,
Series 2006-8 2A1 3.795%, 6/25/36 (l)	19,319	19,275
Madison Park Funding XLI Ltd.,
Series 12A AR 5.155%, 4/22/27 (l)§	585,542	579,210
Magnetite XVIII Ltd.,
Series 2016-18A AR2 5.486%, 11/15/28 (l)§	771,806	762,202
Marble Point CLO X Ltd.,
Series 2017-1A AR 5.119%, 10/15/30 (l)§	800,000	783,864
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 4.969%, 12/25/35 (l)	26,436	26,262
Series 2006-FRE2 A5 4.869%, 3/25/36 (l)	160,910	104,777
MF1 Ltd.,
Series 2020-FL4 A 6.150%, 11/15/35 (l)§	579,301	567,778
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 4.889%, 8/25/36 (l)	453,023	231,963
Series 2006-WMC2 A2C 4.689%, 7/25/36 (l)	243,282	86,899
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	1,361,041	1,130,962
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 4.869%, 3/25/36 (l)	900,000	838,778
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 4.869%, 11/25/36 (l)	103,673	36,147
Option One Mortgage Loan Trust,
Series 2006-3 2A3 4.529%, 2/25/37 (l)	1,183,463	604,350
Series 2007-5 1A1 4.609%, 5/25/37 (l)	355,456	208,879
Series 2007-CP1 1A1 4.529%, 3/25/37 (l)	169,445	151,585
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 5.079%, 11/25/35 (l)	386,241	361,502
OZLM IX Ltd.,
Series 2014-9A A1A3 5.343%, 10/20/31 (l)§	900,000	878,482
OZLM XVI Ltd.,
Series 2017-16A A1R 5.674%, 5/16/30 (l)§	774,185	761,435
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1 4.879%, 10/15/29 (l)§	674,504	665,839
RAAC Trust,
Series 2006-SP2 M1 4.899%, 2/25/36 (l)	35,122	35,100
RAMP Trust,
Series 2005-RS4 M5 5.409%, 4/25/35 (l)	101,065	99,686
RASC Trust,
Series 2005-EMX5 A3 5.049%, 12/25/35 (l)	107,326	96,005
Series 2006-EMX2 M1 4.989%, 2/25/36 (l)	144,894	143,364
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	189,489
Saranac CLO VI Ltd.,
Series 2018-6A A1R 5.873%, 8/13/31 (l)§	800,000	782,548
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 4.519%, 5/25/37 (l)	32,987	25,047
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 4.929%, 2/25/36 (l)	67,523	32,660
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 5.293%, 10/20/28 (l)§	544,875	539,866
Sound Point CLO XV Ltd.,
Series 2017-1A ARR 5.225%, 1/23/29 (l)§	597,377	589,728
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 5.338%, 7/25/30 (l)§	800,000	787,396
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 5.289%, 10/25/37 (l)	559,771	424,355
Series 2007-WMC1 3A1 4.499%, 2/25/37(l)	73,999	22,363
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 4.689%, 11/25/37 (l)	544,470	286,510
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§	674,402	599,945
Stratus CLO Ltd.,
Series 2021-2A A 5.143%, 12/28/29 (l)§	711,947	703,341

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2021-3A A 5.193%, 12/29/29(l)§		$724,159	$714,295
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 4.839%, 5/25/37 (l)§		175,502	169,418
STWD Ltd.,
Series 2021-FL2 A 5.526%, 4/18/38 (l)§		800,000	772,714
Series 2022-FL3 A 5.157%, 11/15/38 (l)§		800,000	766,263
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§		1,651,382	1,404,203
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		761,187	595,567
Tricolor Auto Securitization Trust,
Series 2022-1A A 3.300%, 2/18/25§		409,985	406,413
TRTX Issuer Ltd.,
Series 2019-FL3 A 5.590%, 10/15/34 (l)§		142,430	142,430
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		588,552	503,868
Series 2020-1 A 5.875%, 10/15/27		790,383	778,607
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 4.639%, 4/25/37 (l)		213,070	77,124

Total Asset-Backed Securities			41,752,462

Collateralized Mortgage Obligations (4.7%)
Alba plc,
Series 2007-1 A3 3.720%, 3/17/39 (l)(m)	GBP	288,834	326,548
Alternative Loan Trust,
Series 2005-32T1 A3 5.389%, 8/25/35 (l)		$103,577	55,772
Series 2006-45T1 1A16 6.000%, 2/25/37		230,132	122,831
Series 2006-OA11 A1B 4.769%, 9/25/46 (l)		276,297	254,081
Series 2006-OA12 A1B 4.543%, 9/20/46 (l)		84,643	80,018
Series 2006-OA3 1A1 4.789%, 5/25/36 (l)		31,127	26,000
American Home Mortgage Assets Trust,
Series 2006-5 6.200%, 6/25/36 (e)		476,974	80,003
Banc of America Funding Trust,
Series 2005-D A1 3.418%, 5/25/35 (l)		6,070	5,693
Series 2007-2 1A2 6.000%, 3/25/37		61,438	49,606
Banc of America Mortgage Trust,
Series 2003-D 2A4 4.014%, 5/25/33 (l)		2,974	2,744
BCAP LLC Trust,
Series 2007-AA2 12A1 4.809%, 5/25/47 (l)		59,046	52,894
Series 2011-RR5 12A1 4.616%, 3/26/37 (e)§		14,446	14,010
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 3.115%, 5/25/35 (l)		21,360	19,766
Series 2005-7 22A1 3.729%, 9/25/35 (l)		20,090	12,371
Series 2006-3 35A1 3.341%, 5/25/36 (l)		55,901	32,001
Bear Stearns ARM Trust,
Series 2002-11 1A1 4.340%, 2/25/33 (l)		70	66
Series 2002-11 1A2 3.250%, 2/25/33 (l)		169	132
Series 2003-1 6A1 3.239%, 4/25/33 (l)		733	720
Series 2003-8 2A1 3.830%, 1/25/34 (l)		4,154	3,890
Series 2004-1 12A5 3.077%, 4/25/34 (l)		9,331	8,551
Series 2004-10 22A1 4.960%, 1/25/35 (l)		3,749	3,221
Series 2004-10 23A1 3.856%, 1/25/35 (l)		1,241	1,101
Series 2004-3 1A1 3.844%, 7/25/34 (l)		8,655	7,581
Series 2004-8 2A1 3.887%, 11/25/34 (l)		24,235	23,036
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.523%, 1/26/36 (l)		32,180	25,552
Series 2007-R6 2A1 5.219%, 12/26/46 (l)		28,195	20,056
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 3.499%, 1/25/36 (l)		37,025	31,289
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 3.792%, 11/25/34 (l)		17,524	15,754
Series 2004-HYB9 1A1 3.671%, 2/20/35 (l)		3,951	3,916
Series 2005-HYB9 3A2A 5.910%, 2/20/36 (l)		2,623	2,163
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 5.410%, 10/25/35 (l)		2,261	2,081
Series 2009-7 5A2 5.500%, 12/25/35§		54,418	29,830
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.911%, 5/25/35 (l)		5,791	5,524
Series 2005-6 A2 3.790%, 9/25/35 (l)		52,992	50,668
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 4.689%, 3/25/37 (l)		104,187	96,579
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 4.889%, 2/25/35 (l)		3,430	3,216

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Eurosail-UK plc,
Series 2007-1X A3C 3.712%, 3/13/45 (l)(m)	GBP	32,871	$39,430
Series 2007-2X A3C 3.702%, 3/13/45 (l)(m)		16,967	20,107
FHLMC,
Series 1529 Z 7.000%, 6/15/23		$180	180
Series 2248 FB 4.818%, 9/15/30 (l)		75	75
Series 2266 F 4.768%, 11/15/30 (l)		1	1
Series 3360 FC 5.038%, 5/15/37 (l)		4,622	4,585
Series 4989 FA 3.106%, 8/15/40 (l)		252,584	245,222
Series 4989 FB 3.258%, 10/15/40 (l)		200,524	195,010
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 2.572%, 2/25/45 (l)		3,319	3,331
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 3.592%, 8/25/35 (l)		35,443	30,332
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 3.931%, 10/25/35 (l)		27,310	25,365
FNMA,
Series 1993-45 Z 7.000%, 4/25/23		75	75
Series 2003-25 KP 5.000%, 4/25/33		8,146	8,088
Series 2004-W2 5AF 4.739%, 3/25/44 (l)		8,217	8,084
Series 2005-79 NF 4.799%, 9/25/35 (l)		5,423	5,331
Series 2006-118 A1 4.076%, 12/25/36 (l)		3,129	3,109
Series 2006-5 3A2 3.257%, 5/25/35 (l)		2,748	2,728
Series 2007-42 AF 4.639%, 5/25/37 (l)		505	490
Series 2007-73 A1 3.821%, 7/25/37 (l)		8,566	8,388
Series 2015-58 AI 1.552%, 8/25/55 IO (l)		211,878	6,309
GNMA,
Series 2015-H18 FB 4.442%, 7/20/65 (l)		356,567	351,397
Series 2015-H19 FK 4.442%, 8/20/65 (l)		249,920	245,892
Series 2016-H02 FH 4.842%, 1/20/66 (l)		95,459	94,151
Series 2016-H14 FA 4.585%, 6/20/66 (l)		144,036	142,594
Series 2016-H17 FC 4.672%, 8/20/66 (l)		412,095	407,570
Series 2016-H17 FM 4.292%, 8/20/66 (l)		980	964
Series 2016-H20 PT 4.398%, 9/20/66 (l)		472,491	482,405
Series 2016-H22 FA 4.612%, 10/20/66 (l)		242,672	239,612
Series 2017-H10 FB 1.968%, 4/20/67 (l)		312,201	308,959
Series 2018-38 WF 2.673%, 10/20/43 (l)		175,356	167,072
Series 2023-H02 FA 5.020%, 1/20/73 (l)(r)		300,000	300,293
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 4.868%, 6/18/39 (l)§		50,518	49,508
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 3.767%, 9/25/35 (l)		21,488	20,083
Series 2005-AR7 6A1 3.719%, 11/25/35 (l)		5,844	5,157
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 5.839%, 10/19/35 (l)		56,997	37,646
Series 2005-14 4A1A 3.756%, 12/19/35 (l)		67,759	36,405
Series 2005-2 2A1A 4.779%, 5/19/35 (l)		6,673	5,911
Series 2005-4 3A1 3.275%, 7/19/35 (l)		26,625	19,376
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 4.729%, 1/25/37 (l)		52,319	43,275
Series 2006-AR9 2A1 3.115%, 6/25/36 (l)		185,647	120,360
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,492	5,172
Series 2006-A3 6A1 3.748%, 8/25/34 (l)		25,144	23,813
Series 2006-A6 1A4L 3.614%, 10/25/36 (l)		53,145	39,947
Landmark Mortgage Securities No. 3 plc,
Series 3 A 3.668%, 4/17/44 (l)(m)	GBP	543,328	620,140
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		$606,701	602,980
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 2.788%, 1/25/47 (l)		15,689	15,379
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 2.848%, 4/25/35 (l)		38,310	33,555
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 3.572%, 7/25/35 (l)		55,414	45,767
MortgageIT Trust,
Series 2005-5 A2 5.009%, 12/25/35 (l)		31,263	29,321
Prime Mortgage Trust,
Series 2004-CL1 1A2 4.789%, 2/25/34 (l)		994	974
Series 2006-CL1 A1 4.889%, 2/25/35 (l)		27,420	27,041
RALI Trust,
Series 2005-QA13 2A1 4.506%, 12/25/35 (l)		8,426	6,690

See Notes to Financial Statements.

1274

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2006-QS12 1A1 6.500%, 9/25/36		$156,624	$73,620
Series 2006-QS13 1A10 6.000%, 9/25/36		11,353	8,718
Series 2007-QA3 A1 4.589%, 5/25/37 (l)		186,298	158,549
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 6.874%, 10/25/39 (l)§		599,148	595,845
Residential Asset Securitization Trust,
Series 2005-A11 1A1 4.839%, 10/25/35 (l)		38,378	23,537
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		50,718	37,596
Ripon Mortgages plc,
Series 1RA A 4.137%, 8/28/56 (l)§	GBP	2,066,749	2,457,462
STARM Mortgage Loan Trust,
Series 2007-1 2A1 3.232%, 2/25/37(l)		$27,125	23,427
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 4.789%, 4/25/47 (l)		32,995	28,143
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 4.839%, 7/19/35 (l)		25,701	22,823
Series 2006-AR6 1A3 4.769%, 7/25/46 (l)		753,236	558,954
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 4.999%, 9/19/32 (l)		475	450
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 6.716%, 3/25/37 (l)		29,622	24,522
Series 2007-3 3A1 6.666%, 6/25/47 (l)		184,210	150,628
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 3.937%, 5/20/36 (l)		9,485	8,909
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 4.969%, 10/25/45 (l)		3,094	2,847
Series 2005-AR6 1A1A 4.889%, 2/25/45 (l)		213,675	192,780
Series 2006-AR16 3A3 3.600%, 12/25/36 (l)		12,753	10,846
Series 2007-HY5 2A1 3.347%, 5/25/37 (l)		87,983	68,560
Series 2007-HY7 4A2 3.864%, 7/25/37 (l)		44,969	41,038
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 4.381%, 12/21/49 (l)§	GBP	539,556	640,796
Series 3A B 5.081%, 12/21/49 (l)§		100,000	118,059
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 4.240%, 10/25/36 (l)		$389,352	357,016

Total Collateralized Mortgage Obligations			12,210,038

Commercial Mortgage-Backed Securities (7.7%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	514,351
AREIT Trust,
Series 2021-CRE5 A 5.419%, 11/17/38 (l)§		570,660	544,044
Beast Mortgage Trust,
Series 2021-SSCP A 5.068%, 4/15/36 (l)§		500,000	479,085
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	756,393
BIG Commercial Mortgage Trust,
Series 2022-BIG A 5.678%, 2/15/39 (l)§		700,000	672,501
Business Mortgage Finance 7 plc,
Series 7X A1 4.166%, 2/15/41 (l)(m)	GBP	16,591	19,965
BX Trust,
Series 2021-ARIA A 5.217%, 10/15/36 (l)§		$900,000	856,166
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		227,829	219,320
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		500,000	461,827
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	662,093
Series 2021-2400 A 5.618%, 12/15/38 (l)§		800,000	736,666
DBWF Mortgage Trust,
Series 2018-GLKS A 5.469%, 12/19/30 (l)§		100,000	97,003
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,068,644
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	799,559
Extended Stay America Trust,
Series 2021-ESH A 5.398%, 7/15/38(l)§		780,954	758,602
FNMA ACES,
Series 2020-M33 X2 2.241%, 1/25/31 IO(l)		1,866,854	178,276
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		400,000	351,711
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50		256,101	249,415
Series 2016-GS3 WMB 3.602%, 10/10/49 (l)§		100,000	83,060
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	556,815

See Notes to Financial Statements.

1275

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 5.433%, 11/15/38 (l)§		$800,000	$765,034
Series 2021-NYAH A 5.078%, 6/15/38 (l)§		700,000	678,150
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 5.300%, 7/15/36 (l)§		376,516	366,405
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		33,117	32,187
Series 2015-C27 ASB 3.557%, 12/15/47		166,820	162,553
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.428%, 4/5/42 (l)§		800,000	606,448
Series 2021-230P A 5.487%, 12/15/23 (l)§		800,000	764,197
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	616,487
New Orleans Hotel Trust,
Series 2019-HNLA A 5.307%, 4/15/32(l)§		500,000	469,354
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.413%, 11/15/38 (l)§		400,000	363,546
ONE Mortgage Trust,
Series 2021-PARK A 5.150%, 3/15/36 (l)§		700,000	666,638
PFP Ltd.,
Series 2021-8 A 5.326%, 8/9/37 (l)§		667,623	636,363
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.589%, 11/25/36 (l)§		785,996	749,549
STWD Mortgage Trust,
Series 2021-LIH A 5.176%, 11/15/36 (l)§		1,200,000	1,156,538
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A 5.268%, 11/11/34 (l)§		324,032	316,253
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	761,211
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	756,179

Total Commercial Mortgage-Backed Securities			19,932,588

Corporate Bonds (28.6%)
Communication Services (1.0%)
Diversified Telecommunication Services (0.1%)
Verizon Communications, Inc. 2.850%, 9/3/41		400,000	277,779

Entertainment (0.3%)
Electronic Arts, Inc. 1.850%, 2/15/31		800,000	631,878
Netflix, Inc. 4.625%, 5/15/29	EUR	200,000	209,157

			841,035

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		$800,000	642,000

Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		393,750	388,397
5.152%, 3/20/28§		400,000	394,736

			783,133

Total Communication Services			2,543,947

Consumer Discretionary (1.3%)
Automobiles (0.8%)
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	668,682
2.750%, 3/9/28§		800,000	646,540
Nissan Motor Co. Ltd. 4.810%, 9/17/30§		800,000	680,867

			1,996,089

Hotels, Restaurants & Leisure (0.5%)
Accor SA 2.375%, 11/29/28(m)	EUR	300,000	272,779
Choice Hotels International, Inc. 3.700%, 12/1/29		$700,000	609,389
Expedia Group, Inc. 3.250%, 2/15/30		500,000	425,809

			1,307,977

Total Consumer Discretionary			3,304,066

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Boardwalk Pipelines LP 3.400%, 2/15/31		600,000	501,013
Greenko Power II Ltd. 4.300%, 12/13/28§		382,000	318,970
4.300%, 12/13/28 (m)		573,000	478,455
Greenko Solar Mauritius Ltd. 5.950%, 7/29/26§		500,000	453,125
ONEOK Partners LP 6.850%, 10/15/37		800,000	814,273
Sabine Pass Liquefaction LLC 4.200%, 3/15/28		100,000	94,069

Total Energy			2,659,905

Financials (12.1%)
Banks (7.6%)
Banco Santander SA 2.746%, 5/28/25		700,000	655,212
Bank of America Corp.
4.125%, 1/22/24		200,000	198,229
(SOFR + 0.91%), 0.981%, 9/25/25 (k)		2,900,000	2,676,195

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		$600,000	$618,069
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		1,400,000	1,390,027
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 5.203%, 7/20/23 (k)§		600,000	600,849
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		700,000	535,633
BNP Paribas SA
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§		700,000	692,831
3.500%, 11/16/27§		300,000	273,219
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 5.784%, 6/1/24 (k)		700,000	699,791
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§		2,300,000	2,033,675
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§		1,000,000	878,938
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	231,015
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		800,000	798,824
(SOFR + 1.51%), 2.739%, 10/15/30 (k)		900,000	754,669
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)		600,000	364,038
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 4.899%, 7/10/24 (k)		900,000	897,653
(SOFR + 0.87%), 0.849%, 9/8/24 (k)		800,000	772,418
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	541,320
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25 (k)§		300,000	282,176
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)§		700,000	677,167
(SOFR + 0.93%), 5.248%, 11/23/25 (k)§		800,000	777,252
Sumitomo Mitsui Trust Bank Ltd. 2.800%, 3/10/27 (x)§		1,600,000	1,453,767
UniCredit SpA 7.830%, 12/4/23§		900,000	908,683

			19,711,650

Capital Markets (2.1%)
Brookfield Finance I UK plc 2.340%, 1/30/32		700,000	536,133
Credit Suisse AG 6.500%, 8/8/23 (m)		200,000	193,500
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		700,000	606,375
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	233,541
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 5.776%, 5/15/26 (k)		300,000	296,511
Lazard Group LLC 4.500%, 9/19/28 (x)		700,000	652,803
Nomura Holdings, Inc. 1.851%, 7/16/25		900,000	819,278
Owl Rock Capital Corp. 2.875%, 6/11/28		800,000	628,479
Stifel Financial Corp. 4.000%, 5/15/30		900,000	780,574
UBS Group AG
4.125%, 4/15/26§		600,000	579,401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	193,684

			5,520,279

Consumer Finance (0.7%)
Ally Financial, Inc. 2.200%, 11/2/28		1,500,000	1,173,635
Ford Motor Credit Co. LLC 5.584%, 3/18/24		700,000	690,375

			1,864,010

Diversified Financial Services (0.6%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 5.823%, 1/28/29 (k)§	EUR	700,000	738,075
NTT Finance Corp. 4.142%, 7/26/24 (x)§		$300,000	294,865
4.239%, 7/25/25§		400,000	394,081

			1,427,021

See Notes to Financial Statements.

1277

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Insurance (0.9%)
First American Financial Corp. 4.000%, 5/15/30		$700,000	$600,779
Hanwha Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.379%, 2/4/32(k)§		800,000	660,400
Manulife Financial Corp. 3.703%, 3/16/32 (x)		1,100,000	979,155
Society of Lloyd’s 4.750%, 10/30/24 (m)	GBP	100,000	118,506

			2,358,840

Thrifts & Mortgage Finance (0.2%)
Jyske Realkredit A/S Series CCE 1.500%, 10/1/53	DKK	3,478,900	362,853
Realkredit Danmark A/S Series 23S 1.500%, 10/1/53 (m)		2,046,872	225,936

			588,789

Total Financials			31,470,589

Health Care (0.3%)
Health Care Providers & Services (0.3%)
CVS Health Corp. 2.125%, 9/15/31		$900,000	716,680

Total Health Care			716,680

Industrials (0.9%)
Machinery (0.4%)
Xylem, Inc. 1.950%, 1/30/28		1,300,000	1,120,034

Marine (0.3%)
AP Moller - Maersk A/S 4.500%, 6/20/29§		700,000	662,094

Road & Rail (0.2%)
Central Japan Railway Co. 3.400%, 9/6/23 (m)		600,000	592,356

Total Industrials			2,374,484

Information Technology (1.7%)
IT Services (0.5%)
Global Payments, Inc. 2.900%, 5/15/30		700,000	576,476
Nexi SpA 2.125%, 4/30/29 (m)(x)	EUR	300,000	259,574
PayPal Holdings, Inc. 2.850%, 10/1/29		$700,000	611,173

			1,447,223

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
3.469%, 4/15/34§		752,000	600,387
3.137%, 11/15/35§		215,000	158,028
3.187%, 11/15/36§		46,000	33,521
NXP BV 5.350%, 3/1/26		500,000	498,437
5.000%, 1/15/33		1,400,000	1,313,697

			2,604,070

Software (0.2%)
VMware, Inc.
4.700%, 5/15/30		500,000	468,322

Total Information Technology			4,519,615

Real Estate (5.7%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		300,000	292,621
4.500%, 7/30/29		200,000	189,964
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	779,272
1.875%, 10/15/30		400,000	309,481
Boston Properties LP (REIT) 4.500%, 12/1/28 (x)		400,000	373,387
Corporate Office Properties LP (REIT) 2.250%, 3/15/26		800,000	703,704
Digital Dutch Finco BV (REIT) 1.000%, 1/15/32 (m)	EUR	1,200,000	891,218
EPR Properties (REIT)
3.750%, 8/15/29		$700,000	548,604
3.600%, 11/15/31		800,000	582,909
Equinix, Inc. (REIT)
1.550%, 3/15/28 (x)		1,000,000	828,900
2.500%, 5/15/31		800,000	644,679
3.900%, 4/15/32 (x)		1,200,000	1,070,124
Federal Realty Investment Trust (REIT) 3.500%, 6/1/30		900,000	775,897
Goodman US Finance Three LLC (REIT) 3.700%, 3/15/28§		500,000	451,405
HAT Holdings I LLC (REIT) 3.375%, 6/15/26§		2,000,000	1,737,600
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	90,244
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31		300,000	230,046
Kilroy Realty LP (REIT) 2.500%, 11/15/32		3,400,000	2,433,510
Mid-America Apartments LP (REIT) 2.750%, 3/15/30		400,000	344,449
Physicians Realty LP (REIT) 4.300%, 3/15/27		100,000	94,450
Realty Income Corp. (REIT) 4.625%, 11/1/25		200,000	198,189
STORE Capital Corp. (REIT) 2.700%, 12/1/31		800,000	585,373
Ventas Realty LP (REIT) 3.250%, 10/15/26		200,000	184,930
Welltower, Inc. (REIT) 2.750%, 1/15/31 (x)		800,000	641,662

Total Real Estate			14,982,618

See Notes to Financial Statements.

1278

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Utilities (4.6%)
Electric Utilities (3.9%)
Duke Energy Carolinas LLC 2.850%, 3/15/32		$2,200,000	$1,863,763
Edison International 3.550%, 11/15/24		500,000	482,865
Enel Finance International NV
4.625%, 6/15/27§		700,000	662,371
1.875%, 7/12/28§		2,500,000	1,984,000
5.000%, 6/15/32§		700,000	632,514
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28		2,100,000	1,797,684
Northern States Power Co.
2.600%, 6/1/51		1,400,000	902,279
4.500%, 6/1/52		700,000	632,209
Public Service Electric & Gas Co. 3.100%, 3/15/32 (x)		1,500,000	1,310,377

			10,268,062

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The) 1.375%, 1/15/26		1,400,000	1,243,055
Clearway Energy Operating LLC 3.750%, 2/15/31§		600,000	498,129

			1,741,184

Total Utilities			12,009,246

Total Corporate Bonds			74,581,150

Foreign Government Securities (2.6%)
Japan Finance Organization for Municipalities 3.375%, 9/27/23§		1,100,000	1,084,598
Japan International Cooperation Agency 2.750%, 4/27/27		600,000	556,390
Province of Quebec 3.750%, 9/1/24	CAD	200,000	146,372
Republic of Chile 4.340%, 3/7/42 (x)		$1,600,000	1,347,800
Republic of South Africa 10.500%, 12/21/26	ZAR	57,000,000	3,545,969

Total Foreign Government Securities			6,681,129

Mortgage-Backed Securities (35.5%)
FHLMC
4.500%, 4/1/29		$14,769	14,714
6.000%, 1/1/37		46,553	48,683
4.000%, 1/1/41		27,697	26,900
3.500%, 3/1/48		66,676	61,867
FHLMC UMBS
3.500%, 2/1/49		19,936	18,501
3.500%, 7/1/49		61,251	57,002
3.500%, 2/1/50		15,368	14,266
3.500%, 4/1/50		22,275	20,685
3.000%, 7/1/52		2,255,597	1,987,576
4.500%, 8/1/52		293,651	283,577
5.000%, 10/1/52		6,069,148	5,993,469
FNMA 3.555%, 5/1/38 (l)		116,846	116,874
FNMA UMBS
4.500%, 1/1/34		23,909	23,814
5.500%, 4/1/34		22,125	22,678
5.500%, 5/1/34		46,364	47,513
5.500%, 3/1/38		24,373	25,197
5.000%, 8/1/39		39,242	39,703
4.500%, 12/1/41		6,703	6,670
4.500%, 7/1/44		41,055	40,750
3.500%, 2/1/48		10,263	9,520
3.500%, 11/1/48		12,270	11,375
4.500%, 7/1/52		10,749,485	10,384,908
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 1/25/53 TBA		600,000	509,813
3.000%, 1/25/53 TBA		40,800,000	35,919,936
3.500%, 1/25/53 TBA		21,900,000	19,951,242
5.000%, 1/25/53 TBA		8,600,000	8,488,468
5.500%, 2/25/53 TBA		6,600,000	6,621,398
GNMA
3.000%, 7/15/45		5,448	4,969
3.000%, 8/15/45		50,394	45,957
4.500%, 1/20/49		236,968	233,096
5.000%, 1/20/49		3,289	3,305
5.000%, 2/20/49		42,163	42,378
5.000%, 7/20/49		1,266,624	1,272,319

Total Mortgage-Backed Securities			92,349,123

Municipal Bonds (1.0%)
California Health Facilities Financing Authority 4.190%, 6/1/37		1,300,000	1,161,291
City of Chicago General Obligation Bonds, Taxable Series 2015 B 7.750%, 1/1/42		50,000	50,819
New York State Urban Development Corp. 1.346%, 3/15/26		800,000	717,822
University of Michigan 3.504%, 4/1/52		900,000	700,893

Total Municipal Bonds			2,630,825

U.S. Treasury Obligations (29.7%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	9,167,183
1.875%, 2/15/41		3,100,000	2,205,706
2.250%, 5/15/41		800,000	605,516
2.375%, 2/15/42 (z)		1,100,000	845,931
3.125%, 2/15/42		500,000	433,736
3.250%, 5/15/42		6,600,000	5,830,294
3.375%, 5/15/44		1,400,000	1,243,380
3.125%, 8/15/44		2,100,000	1,787,987
2.875%, 8/15/45		600,000	487,110
3.000%, 8/15/48		13,200,000	10,945,313
2.875%, 5/15/49		900,000	731,391
1.250%, 5/15/50		900,000	490,057
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/49 TIPS		100,000	99,303
0.250%, 2/15/50 TIPS		100,000	78,461

See Notes to Financial Statements.

1279

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	$1,100,000	$1,376,222
0.500%, 4/15/24 TIPS	100,000	114,994
0.125%, 10/15/24 TIPS	1,000,000	1,119,262
0.125%, 7/15/31 TIPS	1,500,000	1,474,352
0.125%, 1/15/32 TIPS	400,000	377,031
0.625%, 7/15/32 TIPS (z)	1,900,000	1,788,844
U.S. Treasury Notes
2.875%, 9/30/23#(t)(v)(z)	26,400,000	26,068,723
2.500%, 4/30/24 (v)	10,000,000	9,714,891
2.875%, 5/15/32	500,000	462,388

Total U.S. Treasury Obligations		77,448,075

Total Long-Term Debt Securities (125.8%) (Cost $349,560,591)		327,585,390

SHORT-TERM INVESTMENTS:
Commercial Paper (1.5%)
Consolidated Edison Co. of New York, Inc. 4.90%, 1/20/23 (n)(p)	800,000	797,827
Crown Castle, Inc. 5.84%, 1/5/23 (n)(p)§	500,000	499,595
Fiserv, Inc. 5.12%, 1/9/23 (n)(p)	500,000	499,361
Oracle Corp.
4.80%, 1/26/23 (n)(p)	500,000	498,271
4.81%, 1/27/23 (n)(p)	500,000	498,205
Parker-Hannifin Corp. 4.73%, 1/19/23 (n)(p)§	500,000	498,754
Quanta Services, Inc. 5.23%, 1/19/23 (n)(p)§	250,000	249,312
Walgreens Boots Alliance, Inc. 5.09%, 1/11/23 (n)(p)§	500,000	499,224

Total Commercial Paper		4,040,549

Foreign Government Treasury Bill (0.7%)
Japan Treasury Bills
0.27%, 2/27/23 (p)	JPY 230,000,000	1,751,754

	Number of Shares	Value (Note 1)
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	200,000	200,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $700,019, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $713,686. (xx)	$699,693	699,693
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $2,000,956, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $2,041,060. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		2,699,693

Total Short-Term Investments (3.3%) (Cost $8,579,507)		8,691,996

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
1 Year, September 2023 @3.75% v.1 Day SOFR 09/12/2023 at USD 3.75, European Style Notional Amount: USD 8,000,000 Counterparty: Bank of America*	8,000,000	64,187
1 Year, September 2023 @3.75% v.1 Day SOFR 09/11/2023 at USD 3.75, European Style Notional Amount: USD 15,100,000 Counterparty: Morgan Stanley*	15,100,000	121,125

Total Options Purchased (0.1%) (Cost $178,760)		185,312

Total Investments in Securities (129.2%) (Cost $358,318,858)		336,462,698
Other Assets Less Liabilities (-29.2%)		(76,083,014)

Net Assets (100%)		$260,379,684

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $80,509,209 or 30.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $114,544.

See Notes to Financial Statements.

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December 31, 2022

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $4,653,567 or 1.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $691,216.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $329,545.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $2,838,870. This was collateralized by cash of $2,899,693 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDI	—	Interbank Certificate of Deposit
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
PEN	—	Peruvian Sol
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Over Night Index Average
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Canada	0.6
Cayman Islands	7.8
Chile	0.5
China	0.7
Denmark	0.8
France	0.7
India	0.5
Ireland	1.1
Italy	1.7
Ivory Coast	0.3
Japan	3.6
Jersey	0.3
Netherlands	0.9
South Africa	1.4
South Korea	0.2
Spain	0.2
Switzerland	0.7
United Kingdom	2.9
United States	104.1
Cash and Other	(29.2)

100.0%

See Notes to Financial Statements.

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December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	9	3/2023	USD	971,367	(6,258)
U.S. Treasury 10 Year Note	54	3/2023	USD	6,064,031	(14,418)

					(20,676)

Short Contracts
Euro-BTP	(25)	3/2023	EUR	(2,914,835)	215,604
Euro-Bund	(54)	3/2023	EUR	(7,683,926)	491,310
Euro-Buxl	(2)	3/2023	EUR	(289,535)	54,397
Euro-OAT	(3)	3/2023	EUR	(408,805)	28,434
Japan 10 Year Bond	(10)	3/2023	JPY	(11,083,511)	203,103

					992,848

					972,172

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	3,380,000	USD	194,280	Goldman Sachs Bank USA	1/9/2023	4,564
PEN	527,832	USD	132,460	Goldman Sachs Bank USA**	1/25/2023	6,227
EUR	1,657,000	USD	1,754,991	Bank of America	2/16/2023	24,120
EUR	149,000	USD	156,313	Barclays Bank plc	2/16/2023	3,668
JPY	76,200,000	USD	573,775	Bank of America	2/16/2023	10,253
USD	391,615	CAD	519,000	Bank of America	2/16/2023	8,201
BRL	7,081,742	USD	1,305,523	Goldman Sachs Bank USA**	4/4/2023	12,783
PEN	986,470	USD	246,618	Citibank NA**	4/10/2023	10,940
CNY	3,963,486	USD	572,425	HSBC Bank plc**	5/10/2023	3,656
PEN	3,001,930	USD	754,443	Goldman Sachs Bank USA**	5/10/2023	27,647
USD	610,450	CNY	4,096,730	HSBC Bank plc**	5/10/2023	15,004

Total unrealized appreciation						127,063

BRL	7,081,742	USD	1,349,289	Citibank NA**	1/4/2023	(7,986)
USD	1,328,782	BRL	7,081,742	Goldman Sachs Bank USA**	1/4/2023	(12,521)
USD	1,230,556	ZAR	21,839,848	Bank of America	1/9/2023	(54,274)
USD	732,003	DKK	5,235,000	Bank of America	1/10/2023	(21,935)
USD	3,593	CNY	25,000	JPMorgan Chase Bank**	1/19/2023	(8)
USD	1,074,147	ZAR	19,201,774	Goldman Sachs Bank USA	1/20/2023	(54,295)
GBP	223,000	USD	272,342	Barclays Bank plc	2/16/2023	(2,437)
USD	131,211	AUD	196,000	Citibank NA	2/16/2023	(2,476)
USD	54,007	EUR	51,000	Bank of America	2/16/2023	(751)
USD	5,488,727	EUR	5,292,699	HSBC Bank plc	2/16/2023	(194,014)
USD	4,668,433	GBP	3,956,362	Bank of America	2/16/2023	(120,101)
USD	51,585	JPY	7,000,000	Bank of America	2/16/2023	(2,065)
USD	87,132	JPY	12,100,000	HSBC Bank plc	2/16/2023	(5,607)
USD	1,048,701	ZAR	18,796,392	Bank of America	2/17/2023	(53,170)
USD	1,662,733	JPY	230,000,000	HSBC Bank plc	2/27/2023	(102,577)
USD	162,185	ZAR	3,003,499	Morgan Stanley	4/13/2023	(13,111)
USD	268,138	PEN	1,058,925	Citibank NA**	4/27/2023	(8,001)
USD	911,371	PEN	3,616,319	Citibank NA**	5/15/2023	(30,451)

Total unrealized depreciation						(685,780)

Net unrealized depreciation						(558,717)

**	Non-deliverable forward.

See Notes to Financial Statements.

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December 31, 2022

Written Call Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, June 2023 @2.07% v. 6 Month EURIBOR	Goldman Sachs Bank USA	600,000	EUR	(600,000)	EUR	2.07	6/9/2023	(1,540)
10 Years, March 2023 @2.55% v. 6 Month EURIBOR	Goldman Sachs Bank USA	500,000	EUR	(500,000)	EUR	2.55	3/7/2023	(1,119)
2 Years, November 2023 @2.15% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	2.15	11/20/2023	(1,631)

								(4,290)

Written Put Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
1 Year, September 2023 @4.23% v.1 Day SOFR	Morgan Stanley	15,100,000	USD	(15,100,000)	USD 4.23	9/11/2023	(76,520)
1 Year, September 2023 @4.25% v.1 Day SOFR	Bank of America	8,000,000	USD	(8,000,000)	USD 4.25	9/12/2023	(39,803)
1 Year, September 2023 @4.72% v.1 Day SOFR	Morgan Stanley	15,100,000	USD	(15,100,000)	USD 4.72	9/11/2023	(43,984)
1 Year, September 2023 @4.75% v.1 Day SOFR	Bank of America	8,000,000	USD	(8,000,000)	USD 4.75	9/12/2023	(22,322)
10 Years, June 2023 @3.14% v. 6 Month EURIBOR	Goldman Sachs Bank USA	600,000	EUR	(600,000)	EUR 3.14	6/9/2023	(19,456)
10 Years, March 2023 @2.55% v. 6 Month EURIBOR	Goldman Sachs Bank USA	500,000	EUR	(500,000)	EUR 2.55	3/7/2023	(31,459)
2 Years, November 2023 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD 3.65	11/20/2023	(18,855)
3 Month Eurodollar	Exchange Traded	76	USD	(19,000,000)	USD 96.50	12/18/2023	(267,900)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD 2.70	4/2/2024	(33,772)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD 2.70	4/2/2024	(33,772)

							(587,843)

Total Written Options Contracts (Premiums Received ($365,186))							(592,133)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of December 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2024	2.34	USD	200,000	6,482	1,271	7,753
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.78		EUR 200,000	(2,299)	(6,362)	(8,661)
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.78		EUR 600,000	(5,900)	(20,083)	(25,983)
Verizon Communications, Inc.	1.00	Quarterly	12/20/2027	1.12		USD 135,000	(2,371)	1,685	(686)
Verizon Communications, Inc.	1.00	Quarterly	12/20/2027	1.12		USD 168,000	(2,880)	2,026	(854)

Total Centrally Cleared Credit default swap contracts outstanding							(6,968)	(21,463)	(28,431)

See Notes to Financial Statements.

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December 31, 2022

OTC Credit default swap contracts outstanding - sell protection as of December 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	2.10	USD	1,600,000	(60,192)	(1,392)	(61,584)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	2.10	USD	1,700,000	(61,301)	(4,131)	(65,432)

								(121,493)	(5,523)	(127,016)

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2022 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	95,000,000	28,099	62,555	90,654
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	70,000,000	4,080	65,233	69,313
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	2,000,000	362,307	174,520	536,827
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	900,000	182,283	59,289	241,572
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	100,000	20,545	6,296	26,841
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	600,000	54,488	21,266	75,754
1 day SOFR at termination	4.35 at termination	Receive	9/14/2024	USD	2,000,000	—	681	681
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	519,902	(18,266)	501,636
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	—	24,357	24,357
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	—	13,331	13,331
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	50,000,000	(2,760)	52,269	49,509
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	85,000,000	23,054	58,057	81,111
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	57,000,000	14,235	40,157	54,392
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,413	13,718	18,131
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	—	160,780	160,780
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	41,127	41,127
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	700,000	150,164	37,725	187,889
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	11,000,000	3,605	6,892	10,497
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	12,000,000	3,594	7,857	11,451
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,624	13,507	18,131
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	29,000,000	7,331	20,342	27,673
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	300,000	61,735	18,789	80,524
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,552	19,977	31,529
1 day SOFR at termination	4.27 at termination	Receive	9/13/2024	USD	3,300,000	—	3,810	3,810
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	300,000	27,365	10,511	37,876
1 day SONIA Annual	2.00 annually	Receive	3/15/2053	GBP	600,000	184,739	5,256	189,995
1 day CDI at termination	12.99 at termination	Pay	1/4/2027	BRL	2,317,917	—	8,054	8,054
1 day CDI at termination	13.02 at termination	Pay	1/4/2027	BRL	2,315,096	—	8,612	8,612
1 day CDI at termination	12.98 at termination	Pay	1/4/2027	BRL	4,637,495	—	15,780	15,780
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,679	19,191	29,870
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	1,300,000	233,369	115,569	348,938
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(113,914)	209,887	95,973

						1,795,489	1,297,129	3,092,618

See Notes to Financial Statements.

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December 31, 2022

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,350,000	(33,963)	(412,486)	(446,449)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,350,000	(36,205)	(410,244)	(446,449)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	—	(202,520)	(202,520)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	900,000	(8,093)	(111,849)	(119,942)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,400,000	(14,112)	(439,000)	(453,112)
1 day SOFR Annual	2.85 annually	Pay	8/29/2027	USD	6,600,000	—	(261,858)	(261,858)
1 day SOFR Annual	1.79 annually	Pay	5/3/2027	USD	2,600,000	—	(216,693)	(216,693)

						(92,373)	(2,054,650)	(2,147,023)

Total Centrally Cleared Interest rate swap contracts outstanding						1,703,116	(757,521)	945,595

(1)	Value of floating rate index at December 31, 2022 was as follows:

Floating Rate Index	Value
1 day CDI BRL	12.62%
1 day SOFR USD	4.30%
1 day SONIA GBP	3.43%
1 day TONAR JPY	(0.02)%
6 month EURIBOR EUR	2.69%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$41,752,462	$—	$41,752,462
Centrally Cleared Credit Default Swaps	—	4,982	—	4,982
Centrally Cleared Interest Rate Swaps	—	1,315,395	—	1,315,395
Collateralized Mortgage Obligations	—	11,909,745	300,293	12,210,038
Commercial Mortgage-Backed Securities	—	19,932,588	—	19,932,588
Corporate Bonds
Communication Services	—	2,543,947	—	2,543,947
Consumer Discretionary	—	3,304,066	—	3,304,066
Energy	—	2,659,905	—	2,659,905
Financials	—	31,470,589	—	31,470,589
Health Care	—	716,680	—	716,680
Industrials	—	2,374,484	—	2,374,484
Information Technology	—	4,519,615	—	4,519,615
Real Estate	—	14,982,618	—	14,982,618
Utilities	—	12,009,246	—	12,009,246
Foreign Government Securities	—	6,681,129	—	6,681,129
Forward Currency Contracts	—	127,063	—	127,063
Futures	992,848	—	—	992,848

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Mortgage-Backed Securities	$—	$92,349,123	$—	$92,349,123
Municipal Bonds	—	2,630,825	—	2,630,825
Options Purchased
Call Options Purchased	—	185,312	—	185,312
Short-Term Investments
Commercial Paper	—	4,040,549	—	4,040,549
Foreign Government Treasury Bill	—	1,751,754	—	1,751,754
Investment Company	200,000	—	—	200,000
Repurchase Agreements	—	2,699,693	—	2,699,693
U.S. Treasury Obligations	—	77,448,075	—	77,448,075

Total Assets	$1,192,848	$337,409,845	$300,293	$338,902,986

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(26,445)	$—	$(26,445)
OTC Credit Default Swaps	—	(5,523)	—	(5,523)
Centrally Cleared Interest Rate Swaps	—	(2,072,916)	—	(2,072,916)
Forward Currency Contracts	—	(685,780)	—	(685,780)
Futures	(20,676)	—	—	(20,676)
Options Written
Call Options Written	—	(4,290)	—	(4,290)
Put Options Written	(267,900)	(319,943)	—	(587,843)

Total Liabilities	$(288,576)	$(3,114,897)	$—	$(3,403,473)

Total	$904,272	$334,294,948	$300,293	$335,499,513

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,493,555	*,**
Foreign exchange contracts	Receivables	127,063
Credit contracts	Receivables	4,982

Total		$2,625,600

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(2,685,725	)*,**
Foreign exchange contracts	Payables	(685,780)
Credit contracts	Payables	(31,968)

Total		$(3,403,473)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(187,124)	$(598,583)	$—	$992,023	$206,316
Foreign exchange contracts	14,151	—	757,515	—	771,666
Credit contracts	—	—	—	(214,844)	(214,844)

Total	$(172,973)	$(598,583)	$757,515	$777,179	$763,138

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(232,223)	$784,685	$—	$(780,344)	$(227,882)
Foreign exchange contracts	—	—	(766,442)	—	(766,442)
Credit contracts	—	—	—	(65,962)	(65,962)

Total	$(232,223)	$784,685	$(766,442)	$(846,306)	$(1,060,286)

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $532,000 for ten months, forward foreign currency contracts with an average settlement value of approximately $59,452,000, futures contracts with an average notional balance of approximately $48,173,000 and swaps contracts with an average notional balance of approximately $61,767,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$106,761	$(106,761)	$—	$—
Barclays Bank plc	3,668	(2,437)	—	1,231
Citibank NA	10,940	(10,940)	—	—
Goldman Sachs Bank USA	51,221	(51,221)	—	—
HSBC Bank plc	18,660	(18,660)	—	—
Morgan Stanley	121,125	(121,125)	—	—

Total	$312,375	$(311,144)	$—	$1,231

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$315,813	$(106,761)	$(209,052)	$—
Barclays Bank plc	2,437	(2,437)	—	—
Citibank NA	48,914	(10,940)	—	37,974
Goldman Sachs Bank USA	208,420	(51,221)	(73,072)	84,127
HSBC Bank plc	302,198	(18,660)	—	283,538
JPMorgan Chase Bank	8	—	—	8
Morgan Stanley	137,746	(121,125)	—	16,621

Total	$1,015,536	$(311,144)	$(282,124)	$422,268

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $47,421.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BofA Securities, Inc.	4.45%	12/21/2022	1/11/2023	$(1,481,719)	$(1,483,102)
Credit Suisse	4.33	12/30/2022	1/3/2023	(2,174,563)	(2,174,921)
Morgan Stanley & Co. LLC	4.27	11/29/2022	1/6/2023	(858,344)	(859,549)
Morgan Stanley & Co. LLC	4.43	12/19/2022	1/9/2023	(1,812,967)	(1,816,964)

					$(6,334,536)

(1)	The average amount of borrowings while outstanding for 99 days during the year ended December 31, 2022, was approximately $4,790,000 at a weighted average interest rate of 2.99%.
(2)	Payable for sale-buyback transactions includes $6,943 of deferred price drop on sale-buyback transactions.

	December 31, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(859,549)	$—	$—	$(859,549)
U.S. Treasury Notes	—	(5,474,987)	—	—	(5,474,987)

Total Borrowings	$—	$(6,334,536)	$—	$—	$(6,334,536)

Gross amount of recognized liabilities for sale-buybacks					$(6,334,536)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2022:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BofA Securities, Inc.	$(1,483,102)	$1,481,177	$—	$(1,925)
Credit Suisse	(2,174,921)	2,172,394	—	(2,527)
Morgan Stanley & Co. LLC	(2,676,513)	2,634,775	—	(41,738)

	$(6,334,536)	$6,288,346	$—	$(46,190)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,235,907,341
Long-term U.S. government debt securities	24,452,300

$1,260,359,641

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,204,703,719
Long-term U.S. government debt securities	29,874,407

$1,234,578,126

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,748,232
Aggregate gross unrealized depreciation	(36,717,249)

Net unrealized depreciation	$(23,969,017)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$361,043,185

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $355,619,165)	$333,763,005
Repurchase Agreements (Cost $2,699,693)	2,699,693
Cash	533,774
Foreign cash (Cost $515,073)	521,755
Cash held as collateral at broker for futures	973,000
Cash held as collateral at broker for swaps	1,511,000
Receivable for forward settling transactions	13,377,375
Dividends, interest and other receivables	1,595,735
Due from broker	1,077,044
Due from broker for futures variation margin	153,015
Unrealized appreciation on forward foreign currency contracts	127,063
Variation Margin on Centrally Cleared Swaps	108,827
Receivable for securities sold	50,393
Receivable for Portfolio shares sold	29,121
Securities lending income receivable	1,137
Other assets	4,225

Total assets	356,526,162

LIABILITIES
Payable for forward settling transactions	84,219,949
Payable for sale-buyback financing transactions	6,334,536
Payable for return of collateral on securities loaned	2,899,693
Unrealized depreciation on forward foreign currency contracts	685,780
Options written, at value (Premiums received $365,186)	592,133
Payable for Portfolio shares redeemed	538,271
Payable for securities purchased	299,906
Payable for return of cash collateral on forward settling transactions	220,000
Market value on OTC swap contracts (Premiums received $121,493)	127,016
Investment management fees payable	61,050
Distribution fees payable – Class IB	56,104
Administrative fees payable	21,328
Accrued expenses	90,712

Total liabilities	96,146,478

NET ASSETS	$260,379,684

Net assets were comprised of:
Paid in capital	$305,946,949
Total distributable earnings (loss)	(45,567,265)

Net assets	$260,379,684

Class IB
Net asset value, offering and redemption price per share, $260,379,684 / 28,604,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.10

(x)	Includes value of securities on loan of $2,838,870.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$8,795,425
Securities lending (net)	8,045

Total income	8,803,470

EXPENSES
Investment management fees	1,415,693
Distribution fees – Class IB	707,847
Administrative fees	262,514
Custodian fees	105,199
Professional fees	94,424
Interest expense	45,067
Printing and mailing expenses	26,937
Trustees’ fees	9,343
Miscellaneous	47,566

Gross expenses	2,714,590
Less: Waiver from investment manager	(547,077)

Net expenses	2,167,513

NET INVESTMENT INCOME (LOSS)	6,635,957

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(15,486,319)
Futures contracts	(598,583)
Forward foreign currency contracts	757,515
Foreign currency transactions	86,742
Swaps	777,179
Options written	(172,973)

Net realized gain (loss)	(14,636,439)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(35,644,442)
Futures contracts	784,685
Forward foreign currency contracts	(766,442)
Foreign currency translations	58,368
Options written	(238,775)
Swaps	(846,306)

Net change in unrealized appreciation (depreciation)	(36,652,912)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,289,351)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,653,394)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,635,957	$4,864,470
Net realized gain (loss)	(14,636,439)	345,651
Net change in unrealized appreciation (depreciation)	(36,652,912)	(10,032,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,653,394)	(4,822,774)

Distributions to shareholders:
Class IB	(8,761,714)	(6,648,558)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,394,926 and 5,829,103 shares, respectively ]	23,709,519	65,084,303
Capital shares issued in reinvestment of dividends and distributions [ 946,663 and 606,447 shares, respectively ]	8,761,714	6,648,558
Capital shares repurchased [ (4,505,267) and (6,153,846) shares, respectively ]	(44,467,808)	(68,645,434)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,996,575)	3,087,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,411,683)	(8,383,905)
NET ASSETS:
Beginning of year	325,791,367	334,175,272

End of year	$260,379,684	$325,791,367

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$10.94		$11.33		$11.00		$10.57		$10.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.16		0.20		0.29		0.05
Net realized and unrealized gain (loss)	(1.75)		(0.33)		0.74		0.63		0.12

Total from investment operations	(1.52)		(0.17)		0.94		0.92		0.17

Less distributions:
Dividends from net investment income	(0.32)		(0.19)		(0.21)		(0.22)		(0.07)
Distributions from net realized gains	—		(0.03)		(0.40)		(0.27)		(0.04)

Total dividends and distributions	(0.32)		(0.22)		(0.61)		(0.49)		(0.11)

Net asset value, end of period	$9.10		$10.94		$11.33		$11.00		$10.57

Total return (b)	(13.99)%		(1.44)%		8.58%		8.68%		1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$260,380		$325,791		$334,175		$293,239		$252,833
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77	%(g)(j)	0.75	%(k)	0.75	%(k)	1.30	%(g)(m)	1.39	%(g)(n)
Before waivers (a)(f)	0.96	%(g)	0.92%		0.93%		1.51	%(g)	1.60	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.34%		1.47%		1.69%		2.62%		2.68	%(l)
Before waivers (a)(f)	2.15%		1.30%		1.51%		2.41%		2.47	%(l)
Portfolio turnover rate^	364%		307%		515%		430%		122	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%, 0.64% and 0.55% for the years ended December 31, 2022, 2019 and 2018 respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.39% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(0.57)%	0.70%	0.70%
Portfolio – Class IB Shares	(0.57)	0.72	0.71
Portfolio – Class K Shares	(0.43)	0.94	0.95
ICE BofA 3-Month U.S. Treasury Bill Index	1.47	1.27	0.77

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (0.57)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.47% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Liquidity management strategies

What hurt performance during the year:

•	U.S. interest rate strategies

•	Positioning in Agency mortgage-backed securities and other securitized assets

•	Positioning in investment grade corporate credit, particularly financials

How derivatives contributed/detracted from performance during the year:

U.S. Interest rate strategies, which were a net detractor for the year, were partially facilitated through the use of futures, contributing to performance over the year.

Portfolio Positioning and Outlook — PIMCO

After facing difficulties on all fronts in 2022, we believe investors should be rewarded with more opportunities in the year ahead, even as the global economy confronts headwinds. We expect a modest recession in 2023 across developed markets as central banks continue to battle inflation, yet uncertainties remain. Any recession could further challenge riskier assets such as equities and lower-quality corporate credit. But we believe the repricing across financial markets in 2022 has improved prospects for returns elsewhere, particularly in bonds. We are focusing on high quality fixed income sectors that offer more attractive yields than they have in several years.

Rather than taking greater risks to chase incremental returns, we’re seeking to make Portfolios resilient, targeting investments that should be able to withstand even a more significant downturn. In other words, we’re expecting a mild recession but preparing in case of something deeper. In this environment, we want to be careful in overall risk positioning and keep dry powder to allow us to add risk to Portfolios in the event of notable new information on the outlook or significant market moves.

Overall, we do not expect to make large changes in current positioning based on the outlook and valuations. Rather, we are focused on identifying asymmetric trades across the range of plausible scenarios to complement current positioning. We expect a yield range of about 3.25% to 4.25% for the 10-year U.S. Treasury in our baseline, and broader ranges across scenarios for 2023, with a view of being neutral on duration – a gauge of interest rate risk – or having a tactical underweight position at current levels. Treasury Inflation Protected Securities (TIPS) pricing suggests high confidence in the Federal Reserve’s anti-inflation credibility and could provide a reasonably priced cushion against more adverse inflation scenarios.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	0.05
Weighted Average Coupon (%)	2.91
Weighted Average Effective Duration (Years)*	0.10
Weighted Average Rating**	A+

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2022	% of Net Assets
Collateralized Mortgage Obligations	14.4%
Asset-Backed Securities	13.4
U.S. Government Agency Securities	12.6
Financials	11.7
Utilities	6.9
Commercial Mortgage-Backed Securities	5.8
Industrials	3.8
Consumer Discretionary	3.6
Communication Services	2.9
Consumer Staples	2.7
U.S. Treasury Obligations	2.3
Information Technology	1.9
Materials	1.6
Repurchase Agreements	1.3
Health Care	0.8
Real Estate	0.2
Investment Company	0.1
Mortgage-Backed Securities	0.1
Cash and Other	13.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,012.90	$4.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	4.07
Class IB
Actual	1,000.00	1,012.90	4.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	4.07
Class K
Actual	1,000.00	1,014.40	2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.80

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.4%)
American Tower Trust #1 (REIT), 3.070%, 3/15/23§	$3,000,000	$2,982,470
Arkansas Student Loan Authority, Series 2010-1 A 5.634%, 11/25/43 (l)	417,350	417,762
BA Credit Card Trust, Series 2022-A2 A2 5.000%, 4/17/28	2,800,000	2,830,953
Carmax Auto Owner Trust, Series 2022-4 A2B 4.707%, 12/15/25 (l)	4,000,000	4,012,391
Citibank Credit Card Issuance Trust, Series 2017-A5 A5 4.981%, 4/22/26 (l)	3,000,000	2,998,027
Citigroup Mortgage Loan Trust, Series 2007-AMC2 A3A 4.469%, 1/25/37 (l)	32,438	21,794
Dell Equipment Finance Trust, Series 2021-2 A2 0.330%, 12/22/26§	1,832,418	1,810,278
DLLST LLC, Series 2022-1A A1 1.560%, 5/22/23§	54,493	54,390
Edsouth Indenture No. 3 LLC, Series 2012-2 A 5.119%, 4/25/39 (l)§	270,023	269,390
Enterprise Fleet Financing LLC, Series 2019-3 A2 2.060%, 5/20/25§	55,182	55,086
FirstKey Homes Trust, Series 2020-SFR2 A 1.266%, 10/19/37§	5,241,073	4,660,794
Ford Credit Floorplan Master Owner Trust,
Series 2020-1 A1 0.700%, 9/15/25	6,400,000	6,192,566
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A2 0.400%, 4/15/25§	145,974	145,609
GM Financial Automobile Leasing Trust,
Series 2022-3 A2B 4.536%, 10/21/24 (l)	6,000,000	5,998,455
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A 0.680%, 8/15/25§	3,000,000	2,911,186
GSAA Home Equity Trust, Series 2007-6 A4 4.989%, 5/25/47 (l)	81,477	53,954
LCCM Trust, Series 2021-FL2 A 5.518%, 12/13/38 (l)§	12,000,000	11,713,492
LL ABS Trust, Series 2021-1A A 1.070%, 5/15/29§	213,173	205,839
LMREC LLC, Series 2021-CRE4 A 5.436%, 4/22/37 (l)§	4,752,180	4,611,890
Massachusetts Educational Financing Authority,
Series 2008-1 A1 5.308%, 4/25/38 (l)	68,244	66,946
MMAF Equipment Finance LLC, Series 2022-B A1 4.924%, 12/1/23§	1,690,277	1,690,324
Navient Private Education Loan Trust,
Series 2015-AA A2A 2.650%, 12/15/28§	72,550	71,723
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	1,304,635	1,175,042
Series 2020-GA A 1.170%, 9/16/69§	1,047,120	901,849
Series 2020-IA A1B 5.318%, 4/15/69 (l)§	3,561,310	3,464,509
Series 2021-FA A 1.110%, 2/18/70§	9,478,523	8,009,085
Navient Student Loan Trust, Series 2017-5A A 5.189%, 7/26/66 (l)§	2,401,178	2,327,537
Nelnet Student Loan Trust,
Series 2005-3 A5 4.873%, 12/24/35 (l)	1,786,667	1,724,787
Series 2013-5A A 5.019%, 1/25/37 (l)§	908,364	887,640
Series 2016-1A A 5.189%, 9/25/65 (l)§	4,196,726	4,175,389
Series 2019-2A A 5.289%, 6/27/67 (l)§	835,662	834,344
Northstar Education Finance, Inc., Series 2012-1 A 5.089%, 12/26/31 (l)§	240,936	239,323
PHEAA Student Loan Trust, Series 2016-2A A 5.339%, 11/25/65 (l)§	1,465,611	1,429,093
PRET LLC,
Series 2021-NPL3 A1 1.868%, 7/25/51 (e)§	6,055,479	5,299,769
Series 2021-NPL6 A1 2.487%, 7/25/51 (e)§	2,730,318	2,463,247
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1 1.992%, 2/25/61 (e)§	1,264,233	1,138,258
Santander Drive Auto Receivables Trust,
Series 2022-2 A2 2.120%, 10/15/26	1,251,400	1,247,806
SLM Student Loan Trust,
Series 2004-10 A7B 4.958%, 10/25/29 (l)§	919,314	915,093
Series 2005-7 A4 4.508%, 10/25/29 (l)	587,334	585,295
Series 2008-9 A 5.858%, 4/25/23 (l)	1,315,836	1,294,336
Series 2010-1 A 4.789%, 3/25/25 (l)	1,731,874	1,664,140
Series 2012-3 A 5.039%, 12/27/38 (l)	4,679,654	4,461,162
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	1,673,404	1,595,583
Series 2020-PTA A2A 1.600%, 9/15/54§	1,300,267	1,148,467

See Notes to Financial Statements.

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December 31, 2022

	Principal Amount	Value (Note 1)
Tesla Auto Lease Trust, Series 2021-B A2 0.360%, 9/22/25§	$2,143,405	$2,093,688
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,115,675
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	112	112
Series 2004-20C 1 4.340%, 3/1/24	1,580	1,522
Series 2005-20B 1 4.625%, 2/1/25	4,028	4,026
Series 2008-20G 1 5.870%, 7/1/28	324,247	324,360
Series 2008-20H 1 6.020%, 8/1/28	331,372	333,096

Total Asset-Backed Securities		108,629,552

Collateralized Mortgage Obligations (14.4%)
Alternative Loan Trust,
Series 2005-61 2A1 4.949%, 12/25/35 (l)	5,479	4,779
Series 2005-62 2A1 3.048%, 12/25/35 (l)	23,772	19,205
Series 2006-OA22 A1 4.709%, 2/25/47 (l)	108,527	91,876
Series 2007-OA7 A1A 4.749%, 5/25/47 (l)	24,685	20,662
American Home Mortgage Assets Trust,
Series 2006-1 2A1 4.579%, 5/25/46 (l)	1,343,752	1,085,065
Arroyo Mortgage Trust, Series 2021-1R A1 1.175%, 10/25/48 (l)§	707,440	556,377
BCAP LLC Trust, Series 2006-AA2 A1 4.729%, 1/25/37 (l)	139,866	117,463
Bear Stearns ALT-A Trust, Series 2005-7 22A1 3.729%, 9/25/35 (l)	325,412	200,389
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.250%, 2/25/33 (l)	584	457
Series 2003-3 3A2 3.333%, 5/25/33 (l)	8,176	7,597
Series 2003-8 2A1 3.830%, 1/25/34 (l)	577	540
Series 2003-8 4A1 4.010%, 1/25/34 (l)	2,506	2,420
Series 2004-10 15A1 4.251%, 1/25/35 (l)	11,777	11,088
Series 2004-10 21A1 3.987%, 1/25/35 (l)	193,430	174,639
Series 2007-3 1A1 3.255%, 5/25/47 (l)	617,815	545,208
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.679%, 8/25/34 (l)	6,359	6,300
Series 2005-25 A11 5.500%, 11/25/35	54,526	28,297
Series 2005-3 1A2 4.969%, 4/25/35 (l)	43,021	36,942
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 3.950%, 5/25/35 (l)	1,072	990
Series 2005-11 A2A 5.410%, 10/25/35 (l)	33,134	30,497
Series 2005-12 2A1 5.189%, 8/25/35 (l)§	80,642	77,175
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 6.080%, 9/25/35 (l)	2,418	2,355
Series 2005-6 A2 3.790%, 9/25/35 (l)	6,262	5,987
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 3.792%, 3/25/32 (l)§	233	211
CSMC Trust, Series 2019-RP10 A1 2.963%, 12/26/59 (l)§	705,054	695,918
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1 2.916%, 10/25/35 (l)	3,923	3,881
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 4.489%, 10/25/36 (l)	446	378
FHLMC,
Series 2142 Z 6.500%, 4/15/29	1,183	1,192
Series 2411 FJ 4.668%, 12/15/29 (l)	299	295
Series 3222 FN 4.718%, 9/15/36 (l)	8,470	8,317
Series 3241 FM 4.698%, 11/15/36 (l)	4,867	4,773
Series 3245 NF 4.798%, 11/15/36 (l)	157,782	154,686
Series 330 F4 3.604%, 10/15/37 STRIPS (l)	2,112,158	2,075,048
Series 343 F4 3.713%, 10/15/37 STRIPS (l)	607,473	600,103
Series 3807 FM 4.818%, 2/15/41 (l)	173,471	170,837
Series 3850 FC 4.738%, 4/15/41 (l)	140,428	137,793
Series 3898 TF 4.818%, 7/15/39 (l)	11,692	11,492
Series 3927 FH 4.768%, 9/15/41 (l)	144,752	141,463
Series 4283 JF 4.718%, 12/15/43 (l)	1,414,783	1,380,356
Series 4367 GF 3.090%, 3/15/37 (l)	1,475,916	1,423,462
Series 4615 AF 3.338%, 10/15/38 (l)	549,659	534,494
Series 4678 AF 3.104%, 12/15/42 (l)	2,187,991	2,170,526
Series 4774 BF 4.618%, 2/15/48 (l)	1,954,633	1,875,467
Series 4779 WF 3.206%, 7/15/44 (l)	2,391,009	2,355,865

See Notes to Financial Statements.

1297

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 4875 F 4.768%, 4/15/49 (l)	$1,246,441	$1,211,841
Series 4906 WF 2.944%, 12/15/38 (l)	951,093	943,067
Series 4913 FC 3.151%, 6/15/44 (l)	1,688,416	1,677,821
Series 4948 E 2.500%, 10/25/48	466,037	415,652
Series 5115 EM 1.000%, 9/15/44	6,269,804	5,307,188
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	2,212	2,296
Series T-62 1A1 3.248%, 10/25/44 (l)	116,915	116,348
Series T-63 1A1 2.572%, 2/25/45 (l)	149,774	150,278
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 4.538%, 6/25/34 (l)	19,259	17,846
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.875%, 8/25/35 (l)	20,922	14,331
FNMA,
Series 2003-W8 3F2 4.739%, 5/25/42 (l)	8,332	8,192
Series 2005-38 F 4.689%, 5/25/35 (l)	13,286	13,055
Series 2006-118 A2 3.644%, 12/25/36 (l)	49,594	48,684
Series 2006-5 3A2 3.257%, 5/25/35 (l)	22,890	22,725
Series 2007-109 GF 5.069%, 12/25/37 (l)	375,897	372,121
Series 2007-84 FN 4.889%, 8/25/37 (l)	128,786	126,902
Series 2010-74 AF 4.929%, 7/25/37 (l)	120,418	119,042
Series 2014-42 FA 3.277%, 7/25/44 (l)	592,508	573,537
Series 2014-86 PA 2.000%, 12/25/44	213,411	187,230
Series 2015-64 KF 3.401%, 9/25/45 (l)	2,432,061	2,373,538
Series 2016-11 AF 3.388%, 3/25/46 (l)	1,764,701	1,711,071
Series 2016-84 DF 3.289%, 11/25/46 (l)	515,711	501,017
Series 2016-97 CF 3.333%, 12/25/56 (l)	1,111,995	1,077,786
Series 2017-108 AF 4.689%, 1/25/48 (l)	949,874	922,579
Series 2019-41 FD 4.889%, 8/25/59 (l)	872,736	845,768
Series 2019-53 FA 3.315%, 9/25/49 (l)	2,030,954	1,955,528
Series 2019-60 WF 3.366%, 10/25/59 (l)	1,114,865	1,113,002
Series 2020-22 FA 4.789%, 4/25/50 (l)	3,831,789	3,700,883
GCAT Trust, Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,469,759	1,171,011
GNMA,
Series 2012-H08 FC 4.412%, 4/20/62 (l)	763,667	758,502
Series 2012-H12 FA 4.392%, 4/20/62 (l)	925,068	918,812
Series 2012-H12 FB 4.854%, 2/20/62 (l)	949,307	949,771
Series 2013-H13 FT 4.991%, 5/20/63 (l)	625,628	623,458
Series 2015-H04 FA 3.494%, 12/20/64 (l)	988,336	968,358
Series 2015-H32 FA 3.896%, 12/20/65 (l)	2,177,241	2,139,920
Series 2016-H14 FA 4.585%, 6/20/66 (l)	1,920,473	1,901,255
Series 2016-H17 FK 4.640%, 7/20/66 (l)	457,758	453,236
Series 2016-H20 PT 4.398%, 9/20/66 (l)	2,099,961	2,144,021
Series 2017-H07 FG 4.302%, 2/20/67 (l)	4,753,516	4,714,303
Series 2017-H12 FE 4.042%, 6/20/66 (l)	22,864	22,775
Series 2018-H18 FC 4.192%, 8/20/65 (l)	2,211,643	2,194,838
Series 2019-54 KF 2.500%, 5/20/44 (l)	1,583,215	1,507,509
Series 2019-90 F 4.803%, 7/20/49 (l)	1,511,757	1,461,115
Series 2020-17 EU 2.500%, 10/20/49	240,873	210,183
Series 2020-63 PF 4.753%, 4/20/50 (l)	5,386,017	5,209,441
Series 2021-122 FA 3.000%, 7/20/51 (l)	12,401,250	10,633,272
Series 2021-H09 FG 5.326%, 6/20/71 (l)	1,289,818	1,318,960
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.929%, 11/25/45 (l)	9,756	8,775
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	5,200,098	4,705,070
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 4.371%, 2/25/52 (l)§	2,188,756	1,990,886
GSR Mortgage Loan Trust, Series 2005-AR6 2A1 3.767%, 9/25/35 (l)	8,216	7,679
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 4.779%, 5/19/35 (l)	4,645	4,115
Series 2006-1 2A1A 4.819%, 3/19/36 (l)	39,605	34,274
IndyMac INDX Mortgage Loan Trust, Series 2004-AR11 2A 3.837%, 12/25/34 (l)	20,899	19,680

See Notes to Financial Statements.

1298

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
JP Morgan Mortgage Trust, Series 2021-12 A11 4.371%, 2/25/52 (l)§	$847,544	$770,816
Legacy Mortgage Asset Trust, Series 2021-SL2 A 1.875%, 10/25/68 (e)§	874,345	785,220
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 3.874%, 11/21/34 (l)	8,567	7,685
MASTR Alternative Loan Trust, Series 2003-5 6A1 6.000%, 8/25/33	162,971	154,675
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.018%, 11/15/31 (l)	5,438	5,154
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 4.385%, 11/25/35 (l)	14,644	13,650
MFA Trust, Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	1,094,467	982,166
Mill City Mortgage Loan Trust, Series 2017-2 A1 2.750%, 7/25/59 (l)§	176,739	173,897
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.758%, 12/15/30 (l)	1,611	1,501
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	4,665,951	4,338,872
Series 2020-RPL1 A1 2.750%, 11/25/59 (l)§	3,943,499	3,597,356
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	1,497,990	1,296,250
RALI Trust, Series 2005-QO1 A1 4.689%, 8/25/35 (l)	8,150	6,115
Reperforming Loan REMIC Trust, Series 2005-R2 1AF1 4.729%, 6/25/35 (l)§	8,779	8,262
Sequoia Mortgage Trust,
Series 10 2A1 5.113%, 10/20/27 (l)	498	473
Series 2003-4 2A1 5.053%, 7/20/33 (l)	296,801	269,036
Series 2005-2 A2 4.008%, 3/20/35 (l)	238,764	214,302
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	430,760	394,338
Series 2021-2 A1 0.943%, 5/25/65 (l)§	3,484,006	3,217,174
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 3.780%, 2/25/34 (l)	10,739	10,050
Series 2004-19 2A1 3.448%, 1/25/35 (l)	8,299	6,849
Series 2005-17 3A1 3.678%, 8/25/35 (l)	23,592	20,007
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 4.999%, 10/19/34 (l)	9,513	8,852
Series 2005-AR5 A1 4.839%, 7/19/35 (l)	22,222	19,512
Series 2005-AR5 A2 4.839%, 7/19/35 (l)	21,470	19,842
Series 2006-AR4 2A1 4.769%, 6/25/36 (l)	4,283	4,079
Series 2006-AR5 1A1 4.809%, 5/25/36 (l)	277,070	208,051
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	1,079,205	1,021,246
Series 2019-HY2 A1 5.389%, 5/25/58 (l)§	645,158	639,101
Series 2019-HY3 A1A 5.389%, 10/25/59 (l)§	678,687	671,289
Series 2020-1 A1 2.710%, 1/25/60 (l)§	2,243,099	2,057,678
Series 2020-2 A1A 1.636%, 4/25/60 (l)§	6,942,747	6,113,236
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	778,734	712,648
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 3.248%, 11/25/42 (l)	1,207	1,090
Series 2002-AR2 A 2.835%, 2/27/34 (l)	640	592
Series 2003-AR1 A5 2.334%, 3/25/33 (l)	92,515	86,627
Series 2004-AR1 A 2.585%, 3/25/34 (l)	148,022	144,223
Series 2005-AR13 A1A1 4.969%, 10/25/45 (l)	23,621	21,737
Series 2005-AR15 A1A1 4.909%, 11/25/45 (l)	8,746	7,808
Series 2006-AR15 2A 3.548%, 11/25/46 (l)	9,574	8,220
Series 2006-AR3 A1A 3.048%, 2/25/46 (l)	12,649	11,072
Series 2006-AR7 3A 3.096%, 7/25/46 (l)	55,320	44,743

Total Collateralized Mortgage Obligations		116,448,906

Commercial Mortgage-Backed Securities (5.8%)
280 Park Avenue Mortgage Trust, Series 2017-280P A 5.117%, 9/15/34 (l)§	1,000,000	975,670
AREIT Trust, Series 2019-CRE3 A 5.710%, 9/14/36 (l)§	93,902	92,224
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 5.518%, 3/15/34 (l)§	1,300,000	1,247,929
BCP Trust, Series 2021-330N A 5.117%, 6/15/38 (l)§	7,000,000	6,631,150
Beast Mortgage Trust, Series 2021-1818 A 5.368%, 3/15/36 (l)§	2,500,000	2,384,569

See Notes to Financial Statements.

1299

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
BWAY Mortgage Trust, Series 2021-1450 A 5.568%, 9/15/36 (l)§	$2,500,000	$2,379,211
CFCRE Commercial Mortgage Trust, Series 2017-C8 ASB 3.367%, 6/15/50	3,031,567	2,911,128
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	1,651,497	1,582,880
CSMC Trust, Series 2017-CHOP A 5.068%, 7/15/32 (l)§	8,000,000	7,591,782
DBCG Mortgage Trust, Series 2017-BBG A 5.018%, 6/15/34 (l)§	5,000,000	4,906,262
Extended Stay America Trust, Series 2021-ESH A 5.398%, 7/15/38 (l)§	6,833,346	6,637,771
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.768%, 12/15/31 (l)§	530,228	521,317
LUXE Trust, Series 2021-TRIP A 5.368%, 10/15/38 (l)§	1,730,499	1,654,857
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,067,495	3,920,017
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A 5.339%, 7/25/36 (l)§	2,674,972	2,524,918
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	427,642	416,304
WFRBS Commercial Mortgage Trust, Series 2014-C21 ASBF 4.886%, 8/15/47 (l)§	436,596	436,937

Total Commercial Mortgage-Backed Securities		46,814,926

Corporate Bonds (36.1%)
Communication Services (2.9%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 5.540%, 2/15/23 (k)	4,400,000	4,403,218
(ICE LIBOR USD 3 Month + 1.18%), 5.915%, 6/12/24 (k)	1,800,000	1,811,193
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 5.706%, 5/15/25 (k)(x)	2,902,000	2,919,111

		9,133,522

Entertainment (0.4%)
Warnermedia Holdings, Inc. 3.428%, 3/15/24§	800,000	777,439
(United States SOFR Compounded Index + 1.78%), 6.088%, 3/15/24 (k)§	1,300,000	1,297,186
3.788%, 3/15/25§	900,000	860,589

		2,935,214

Media (1.4%)
Charter Communications Operating LLC
(ICE LIBOR USD 3 Month + 1.65%), 6.090%, 2/1/24 (k)	10,066,000	10,100,727
Time Warner Cable Enterprises LLC 8.375%, 3/15/23	1,105,000	1,111,987

		11,212,714

Total Communication Services		23,281,450

Consumer Discretionary (3.6%)
Automobiles (1.7%)
BMW US Capital LLC (United States SOFR Compounded Index + 0.38%), 4.702%, 8/12/24 (k)§	3,000,000	2,969,602
Hyundai Capital America
2.375%, 2/10/23§	500,000	498,553
0.800%, 4/3/23§	2,500,000	2,471,997
1.250%, 9/18/23 (x)§	4,300,000	4,167,347
Nissan Motor Acceptance Co. LLC
3.450%, 3/15/23§	998,000	993,760
1.050%, 3/8/24 (x)§	2,919,000	2,735,201

		13,836,460

Hotels, Restaurants & Leisure (1.9%)
Hyatt Hotels Corp. 1.300%, 10/1/23	3,300,000	3,206,381
Marriott International, Inc. Series Z 4.150%, 12/1/23 (x)	12,100,000	11,998,007

		15,204,388

Total Consumer Discretionary		29,040,848

Consumer Staples (2.7%)
Food & Staples Retailing (0.8%)
7-Eleven, Inc.
0.625%, 2/10/23 (x)§	4,000,000	3,980,760
0.800%, 2/10/24§	2,000,000	1,902,625
0.800%, 2/10/24 (m)	573,000	545,102

		6,428,487

Food Products (0.4%)
Conagra Brands, Inc. 0.500%, 8/11/23 (x)	3,000,000	2,911,770

Personal Products (0.1%)
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24	1,200,000	1,163,947

Tobacco (1.4%)
BAT Capital Corp. 2.789%, 9/6/24	12,000,000	11,488,839

Total Consumer Staples		21,993,043

Financials (11.7%)
Banks (3.3%)
Bank of America Corp. (SOFR + 1.46%), 1.486%, 5/19/24 (k)	3,744,000	3,682,912

See Notes to Financial Statements.

1300

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 5.750%, 5/17/24 (k)	$14,241,000	$14,259,795
(ICE LIBOR USD 3 Month + 1.02%), 5.784%, 6/1/24 (k)	3,000,000	2,999,104
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.73%), 5.055%, 4/23/24 (k)(x)	2,000,000	1,998,965
(ICE LIBOR USD 3 Month + 0.89%), 5.215%, 7/23/24 (k)(x)	1,500,000	1,500,964
Wells Fargo & Co. (SOFR + 1.32%), 5.650%, 4/25/26 (k)	2,000,000	1,991,843

		26,433,583

Capital Markets (2.1%)
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,500,000	1,487,772
Cantor Fitzgerald LP 4.875%, 5/1/24§	4,726,000	4,638,965
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 5.776%, 5/15/26 (k)	6,685,000	6,607,249
(SOFR + 0.79%), 5.101%, 12/9/26 (k)(x)	1,800,000	1,729,271
Morgan Stanley (ICE LIBOR USD 3 Month + 1.22%), 5.770%, 5/8/24 (k)	2,800,000	2,803,891

		17,267,148

Consumer Finance (1.6%)
Ally Financial, Inc. 3.050%, 6/5/23	1,400,000	1,388,425
General Motors Financial Co., Inc. 4.250%, 5/15/23	2,208,000	2,197,773
(SOFR + 1.20%), 5.521%, 11/17/23 (k)	1,500,000	1,491,210
3.950%, 4/13/24	6,800,000	6,675,788
Harley-Davidson Financial Services, Inc.
3.350%, 2/15/23§	1,390,000	1,386,779

		13,139,975

Diversified Financial Services (0.3%)
Corebridge Global Funding 0.800%, 7/7/23 (x)§	2,200,000	2,151,131

Insurance (4.4%)
GA Global Funding Trust 1.000%, 4/8/24§	10,000,000	9,379,711
(SOFR + 0.50%), 4.809%, 9/13/24 (k)(x)§	400,000	388,340
Jackson National Life Global Funding (SOFR + 1.15%), 5.452%, 6/28/24 (k)§	3,100,000	3,100,616
New York Life Global Funding (SOFR + 0.48%), 4.791%, 6/9/26 (k)§	11,000,000	10,642,830
Pacific Life Global Funding II (SOFR + 0.62%), 4.933%, 6/4/26 (k)§	13,000,000	12,455,310

		35,966,807

Total Financials		94,958,644

Health Care (0.8%)
Health Care Providers & Services (0.4%)
HCA, Inc.
5.000%, 3/15/24	3,000,000	2,974,560

Pharmaceuticals (0.4%)
Bayer US Finance II LLC (ICE LIBOR USD 3 Month + 1.01%), 5.779%, 12/15/23 (k)§	3,300,000	3,290,298

Total Health Care		6,264,858

Industrials (3.8%)
Aerospace & Defense (2.2%)
Boeing Co. (The)
4.508%, 5/1/23	9,900,000	9,885,853
1.875%, 6/15/23	700,000	688,791
1.433%, 2/4/24	4,600,000	4,399,896
Leidos, Inc. 2.950%, 5/15/23	3,000,000	2,975,684

		17,950,224

Commercial Services & Supplies (0.5%)
RELX Capital, Inc. 3.500%, 3/16/23	3,500,000	3,492,276

Machinery (1.0%)
Daimler Trucks Finance North America LLC
1.125%, 12/14/23§	2,000,000	1,921,216
(SOFR + 0.60%), 4.908%, 12/14/23 (k)§	3,500,000	3,470,041
Komatsu Finance America, Inc. 0.849%, 9/9/23 (m)	3,000,000	2,904,395

		8,295,652

Trading Companies & Distributors (0.1%)
Air Lease Corp. 2.250%, 1/15/23	800,000	799,057

Total Industrials		30,537,209

Information Technology (1.9%)
Electronic Equipment, Instruments & Components (0.4%)
TD SYNNEX Corp. 1.250%, 8/9/24	3,700,000	3,436,180

IT Services (0.2%)
Fidelity National Information Services, Inc.
0.375%, 3/1/23 (x)	2,000,000	1,985,100

Software (0.9%)
Oracle Corp. 2.625%, 2/15/23	7,000,000	6,982,686

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC 5.450%, 6/15/23	3,206,000	3,204,812

Total Information Technology		15,608,778

See Notes to Financial Statements.

1301

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Materials (1.6%)
Containers & Packaging (1.6%)
Berry Global, Inc.
0.950%, 2/15/24	$2,400,000	$2,275,680
4.875%, 7/15/26§	10,981,000	10,486,855

Total Materials		12,762,535

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp. (REIT) 3.000%, 6/15/23	2,000,000	1,978,368

Total Real Estate		1,978,368

Utilities (6.9%)
Electric Utilities (4.2%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%), 4.920%, 11/1/23 (k)	8,300,000	8,244,402
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 1.02%), 5.325%, 3/21/24 (k)(x)	5,100,000	5,068,485
Pacific Gas and Electric Co.
3.250%, 6/15/23	200,000	197,692
4.250%, 8/1/23 (x)	1,800,000	1,782,113
3.750%, 2/15/24	400,000	391,690
3.400%, 8/15/24	800,000	768,808
Southern California Edison Co.
(United States SOFR Compounded Index + 0.64%), 4.978%, 4/3/23 (k)	10,000,000	9,973,653
Southern Co. (The)
Series 21-A
0.600%, 2/26/24	8,000,000	7,575,294

		34,002,137

Gas Utilities (1.1%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 5.103%, 3/9/23 (k)	7,500,000	7,494,210
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 5.279%, 3/2/23 (k)	1,722,000	1,721,031

		9,215,241

Multi-Utilities (1.6%)
Dominion Energy, Inc. Series D
(ICE LIBOR USD 3 Month + 0.53%), 5.299%, 9/15/23 (k)	4,500,000	4,493,269
DTE Energy Co. 4.220%, 11/1/24 (e)	8,300,000	8,147,529

		12,640,798

Total Utilities		55,858,176

Total Corporate Bonds		292,283,909

Mortgage-Backed Securities (0.1%)
FHLMC
3.848%, 1/1/34 (l)	1,923	1,946
4.051%, 11/1/35 (l)	6,833	6,814
4.133%, 7/1/36 (l)	147,141	149,497
3.757%, 9/1/36 (l)	52,482	52,275
3.928%, 10/1/36 (l)	65,722	65,730
FNMA
4.379%, 11/1/34 (l)	57,739	59,029
3.707%, 1/1/35 (l)	2,200	2,186
3.739%, 7/1/35 (l)	7,016	7,066
3.978%, 12/1/35 (l)	14,548	14,554
1.795%, 3/1/36 (l)	9,991	9,916
2.213%, 3/1/36 (l)	18,026	18,096
3.249%, 3/1/44 (l)	64,828	64,321
3.249%, 7/1/44 (l)	593	589
3.249%, 10/1/44 (l)	4,697	4,660

Total Mortgage-Backed Securities		456,679

U.S. Government Agency Securities (8.6%)
FHLB
5.400%, 11/21/24	12,400,000	12,405,493
0.625%, 11/27/24	6,000,000	5,562,561
1.000%, 3/23/26	17,550,000	15,650,321
1.020%, 2/24/27	30,000,000	26,151,930
FHLMC
5.400%, 12/23/24	10,000,000	9,998,850

Total U.S. Government Agency Securities		69,769,155

U.S. Treasury Obligations (1.2%)
U.S. Treasury Notes 3.500%, 9/15/25	9,600,000	9,417,980

Total U.S. Treasury Obligation		9,417,980

Total Long-Term Debt Securities (79.6%) (Cost $672,589,329)		643,821,107

SHORT-TERM INVESTMENTS:
Commercial Paper (14.1%)
AT&T, Inc. 6.06%, 1/3/23 (n)(p)§	600,000	599,697
Baxter International, Inc. 4.89%, 1/23/23 (n)(p)	8,100,000	8,074,766
CNH Industrial Capital LLC 5.18%, 2/21/23 (n)(p)	1,850,000	1,836,251
Consolidated Edison Co. of New York, Inc.
4.92%, 1/17/23 (n)(p)	1,900,000	1,895,595
4.91%, 1/18/23 (n)(p)§	2,000,000	1,995,099
4.91%, 1/19/23 (n)(p)	2,100,000	2,094,576
4.90%, 1/20/23 (n)(p)	2,100,000	2,094,298
Constellation Brands, Inc. 5.24%, 1/17/23 (n)(p)§	1,300,000	1,296,791
Crown Castle, Inc. 5.43%, 1/9/23 (n)(p)§	9,000,000	8,987,792
Dominion Energy, Inc.
4.83%, 1/31/23 (n)(p)	2,400,000	2,390,057
4.83%, 2/1/23 (n)(p)	1,200,000	1,194,867

See Notes to Financial Statements.

1302

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Duke Energy Corp.
5.09%, 1/9/23 (n)(p)§	$1,500,000	$1,498,093
5.02%, 1/11/23 (n)(p)§	4,500,000	4,493,111
4.92%, 1/17/23 (n)(p)§	250,000	249,420
Enbridge US, Inc. 5.30%, 1/9/23 (n)(p)§	8,100,000	8,089,283
Energy Transfer LP 5.84%, 1/5/23 (n)(p)	4,000,000	3,996,759
Fiserv, Inc.
5.12%, 1/9/23 (n)(p)	3,900,000	3,895,014
4.92%, 1/17/23 (n)(p)	4,200,000	4,190,260
Hitachi America Capital Ltd. 5.74%, 1/4/23 (n)(p)§	8,100,000	8,094,833
Humana, Inc. 4.87%, 2/1/23 (n)(p)§	3,550,000	3,534,712
McCormick & Co., Inc. 4.89%, 1/27/23 (n)(p)§	8,100,000	8,070,403
Mondelez International, Inc. 5.69%, 1/4/23 (n)(p)	1,800,000	1,798,862
Newell Brands, Inc. 5.33%, 1/12/23 (n)(p)§	1,000,000	998,228
Oracle Corp. 4.81%, 1/27/23 (n)(p)	1,000,000	996,409
Penske Truck Leasing Co. LP 5.13%, 1/11/23 (n)(p)	8,100,000	8,087,318
Quanta Services, Inc.
5.47%, 1/9/23 (n)(p)§	1,300,000	1,298,224
5.39%, 1/11/23 (n)(p)§	1,300,000	1,297,863
5.33%, 1/13/23 (n)(p)§	1,400,000	1,397,309
Republic Services, Inc. 4.99%, 1/12/23 (n)(p)	6,900,000	6,888,548
Targa Resources Corp. 4.65%, 1/13/23 (n)(p)§	4,000,000	3,993,291
Walgreens Boots Alliance, Inc.
5.09%, 1/11/23 (n)(p)§	8,000,000	7,987,584
4.99%, 1/18/23 (n)(p)§	250,000	249,378

Total Commercial Paper		113,564,691

	Number of Shares	Value (Note 1)
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $4,001,902, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $4,081,940. (xx)	$4,000,000	4,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,201,224, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,244,201. (xx)	2,200,198	2,200,198
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	1,000,000	1,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,401,211, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $1,524,360. (xx)	1,400,000	1,400,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $2,000,978, collateralized by various Common Stocks; total market value $2,221,293. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		10,600,198

U.S. Government Agency Securities (4.0%)
FHLB 3.69%, 1/27/23 (o)(p)	2,100,000	2,094,198
4.04%, 2/17/23 (o)(p)	30,700,000	30,535,414

Total U.S. Government Agency Securities		32,629,612

U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills
4.08%, 3/2/23 (p)	1,900,000	1,886,942
4.18%, 3/30/23 (p)	6,800,000	6,730,390

Total U.S. Treasury Obligations		8,617,332

Total Short-Term Investments (20.6%) (Cost $166,425,017)		166,411,833

Total Investments in Securities (100.2%) (Cost $839,014,346)		810,232,940
Other Assets Less Liabilities (-0.2%)		(1,369,827)

Net Assets (100%)		$808,863,113

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $298,455,118 or 36.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $3,449,497 or 0.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2022.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $11,333,709. This was collateralized by cash of $11,600,198 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ARM	—	Adjustable Rate Mortgage
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR	810	9/2023	USD	192,456,000	(26,780)

					(26,780)

Short Contracts
U.S. Treasury 2 Year Note	(688)	3/2023	USD	(141,093,751)	(18,290)
U.S. Treasury 5 Year Note	(1,103)	3/2023	USD	(119,046,446)	101,281
U.S. Treasury 10 Year Note	(2)	3/2023	USD	(224,594)	1,164
U.S. Treasury 10 Year Ultra Note	(58)	3/2023	USD	(6,860,312)	9,436
U.S. Treasury Ultra Bond	(13)	3/2023	USD	(1,746,062)	180
3 Month SOFR	(308)	9/2024	USD	(74,097,100)	172,846

					266,617

					239,837

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$108,629,552	$—	$108,629,552
Collateralized Mortgage Obligations	—	116,448,906	—	116,448,906
Commercial Mortgage-Backed Securities	—	46,814,926	—	46,814,926
Corporate Bonds
Communication Services	—	23,281,450	—	23,281,450
Consumer Discretionary	—	29,040,848	—	29,040,848
Consumer Staples	—	21,993,043	—	21,993,043
Financials	—	94,958,644	—	94,958,644
Health Care	—	6,264,858	—	6,264,858
Industrials	—	30,537,209	—	30,537,209
Information Technology	—	15,608,778	—	15,608,778
Materials	—	12,762,535	—	12,762,535
Real Estate	—	1,978,368	—	1,978,368
Utilities	—	55,858,176	—	55,858,176
Futures	284,907	—	—	284,907
Mortgage-Backed Securities	—	456,679	—	456,679
Short-Term Investments
Commercial Paper	—	113,564,691	—	113,564,691
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	10,600,198	—	10,600,198
U.S. Government Agency Securities	—	32,629,612	—	32,629,612
U.S. Treasury Obligations	—	8,617,332	—	8,617,332
U.S. Government Agency Securities	—	69,769,155	—	69,769,155
U.S. Treasury Obligation	—	9,417,980	—	9,417,980

Total Assets	$1,284,907	$809,232,940	$—	$810,517,847

Liabilities:
Futures	$(45,070)	$—	$—	$(45,070)

Total Liabilities	$(45,070)	$—	$—	$(45,070)

Total	$1,239,837	$809,232,940	$—	$810,472,777

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$284,907	*

Total		$284,907

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(45,070	)*

Total		$(45,070)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$17,063,608	$17,063,608

Total	$17,063,608	$17,063,608

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$736,459	$736,459

Total	$736,459	$736,459

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $446,086,000 during the year ended December 31, 2022.

The average amount of borrowings while outstanding for 153 days during the year ended December 31, 2022, was approximately $23,737,000 at a weighted average interest rate of 0.50%. There were no open sale-buyback transactions as of December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$155,747,686
Long-term U.S. government debt securities	37,057,221

$192,804,907

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$438,839,741
Long-term U.S. government debt securities	52,409,642

$491,249,383

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,582,933
Aggregate gross unrealized depreciation	(32,801,512)

Net unrealized depreciation	$(31,218,579)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$841,691,356

See Notes to Financial Statements.

1306

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $828,414,148)	$799,632,742
Repurchase Agreements (Cost $10,600,198)	10,600,198
Cash	4,997,378
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	2,635,000
Dividends, interest and other receivables	2,788,414
Due from broker for futures variation margin	629,675
Receivable for Portfolio shares sold	95,101
Receivable for securities sold	69,768
Securities lending income receivable	5,514
Receivable for forward settling transactions	2,014
Other assets	3,422

Total assets	821,459,227

LIABILITIES
Payable for return of collateral on securities loaned	11,600,198
Investment management fees payable	282,539
Payable for Portfolio shares redeemed	111,070
Administrative fees payable	65,269
Distribution fees payable – Class IB	28,989
Distribution fees payable – Class IA	9,267
Other liabilities	127,655
Accrued expenses	371,127

Total liabilities	12,596,114

NET ASSETS	$808,863,113

Net assets were comprised of:
Paid in capital	$851,223,514
Total distributable earnings (loss)	(42,360,401)

Net assets	$808,863,113

Class IA
Net asset value, offering and redemption price per share, $43,812,604 / 4,568,099 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.59

Class IB
Net asset value, offering and redemption price per share, $137,508,694 / 14,312,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.61

Class K
Net asset value, offering and redemption price per share, $627,541,815 / 65,417,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.59

(x)	Includes value of securities on loan of $11,333,709.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest	$17,560,802
Securities lending (net)	36,363

Total income	17,597,165

EXPENSES
Investment management fees	4,324,571
Administrative fees	807,586
Distribution fees – Class IB	332,983
Distribution fees – Class IA	113,405
Professional fees	98,738
Custodian fees	60,900
Interest expense	52,259
Printing and mailing expenses	41,390
Trustees’ fees	28,423
Miscellaneous	48,911

Gross expenses	5,909,166
Less: Waiver from investment manager	(641,016)

Net expenses	5,268,150

NET INVESTMENT INCOME (LOSS)	12,329,015

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(8,857,452)
Futures contracts	17,063,608

Net realized gain (loss)	8,206,156

Change in unrealized appreciation (depreciation) on:
Investments in securities	(26,230,102)
Futures contracts	736,459

Net change in unrealized appreciation (depreciation)	(25,493,643)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,287,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,958,472)

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,329,015	$4,474,089
Net realized gain (loss)	8,206,156	1,781,688
Net change in unrealized appreciation (depreciation)	(25,493,643)	(8,740,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,958,472)	(2,484,489)

Distributions to shareholders:
Class IA	(648,253)	(151,380)
Class IB	(2,017,451)	(477,773)
Class K	(10,830,801)	(4,634,699)

Total distributions to shareholders	(13,496,505)	(5,263,852)

Tax return of capital:
Class IA	—	(26,307)
Class IB	—	(78,294)
Class K	—	(462,123)

Total	—	(566,724)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,366,915 and 973,088 shares, respectively ]	13,238,532	9,589,331
Capital shares issued in reinvestment of dividends [ 67,815 and 18,147 shares, respectively ]	648,253	177,687
Capital shares repurchased [ (1,411,310) and (1,726,006) shares, respectively ]	(13,646,779)	(17,051,191)

Total Class IA transactions	240,006	(7,284,173)

Class IB
Capital shares sold [ 2,976,753 and 2,753,915 shares, respectively ]	28,877,236	27,226,420
Capital shares issued in reinvestment of dividends [ 210,681 and 56,693 shares, respectively ]	2,017,451	556,067
Capital shares repurchased [ (2,400,890) and (2,297,955) shares, respectively ]	(23,288,717)	(22,723,634)

Total Class IB transactions	7,605,970	5,058,853

Class K
Capital shares sold [ 545,440 and 11,870,734 shares, respectively ]	5,290,796	117,434,453
Capital shares issued in reinvestment of dividends [ 1,132,943 and 520,493 shares, respectively ]	10,830,801	5,096,822
Capital shares repurchased [ (16,095,027) and (53,824,660) shares, respectively ]	(155,906,095)	(531,835,635)

Total Class K transactions	(139,784,498)	(409,304,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(131,938,522)	(411,529,680)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,393,499)	(419,844,745)
NET ASSETS:
Beginning of year	959,256,612	1,379,101,357

End of year	$808,863,113	$959,256,612

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021	2020	2019		2018
Net asset value, beginning of year	$9.79		$9.88	$9.85	$9.82		$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.01	0.07	0.22		0.19
Net realized and unrealized gain (loss)	(0.18)		(0.06)	0.04	0.04		(0.10)

Total from investment operations	(0.06)		(0.05)	0.11	0.26		0.09

Less distributions:
Dividends from net investment income	(0.13)		(0.03)	(0.08)	(0.23)		(0.20)
Distributions from net realized gains	(0.01)		—	—	—		—
Return of capital	—		(0.01)	—	—		—

Total dividends and distributions	(0.14)		(0.04)	(0.08)	(0.23)		(0.20)

Net asset value, end of year	$9.59		$9.79	$9.88	$9.85		$9.82

Total return	(0.57)%		(0.49)%	1.07%	2.63%		0.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$43,813		$44,511	$52,162	$50,808		$43,413
Ratio of expenses to average net assets:
After waivers (f)	0.80	%(g)	0.80%	0.80%	1.05	%(g)	0.86	%(g)
Before waivers (f)	0.88	%(g)	0.86%	0.87%	1.12	%(g)	0.88	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.25%		0.12%	0.73%	2.19%		1.87%
Before waivers (f)	1.18%		0.06%	0.66%	2.12%		1.85%
Portfolio turnover rate^	24%		116%	157%	252%		77%

	Year Ended December 31,
Class IB	2022		2021	2020	2019		2018
Net asset value, beginning of year	$9.81		$9.90	$9.86	$9.84		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.01	0.07	0.22		0.19
Net realized and unrealized gain (loss)	(0.18)		(0.06)	0.05	0.03		(0.09)

Total from investment operations	(0.06)		(0.05)	0.12	0.25		0.10

Less distributions:
Dividends from net investment income	(0.13)		(0.03)	(0.08)	(0.23)		(0.20)
Distributions from net realized gains	(0.01)		—	—	—		—
Return of capital	—		(0.01)	—	—		—

Total dividends and distributions	(0.14)		(0.04)	(0.08)	(0.23)		(0.20)

Net asset value, end of year	$9.61		$9.81	$9.90	$9.86		$9.84

Total return	(0.57)%		(0.49)%	1.17%	2.52%		0.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$137,509		$132,699	$128,793	$126,849		$129,330
Ratio of expenses to average net assets:
After waivers (f)	0.80	%(g)	0.80%	0.80%	1.05	%(g)	0.86	%(g)
Before waivers (f)	0.88	%(g)	0.86%	0.87%	1.12	%(g)	0.88	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.27%		0.12%	0.73%	2.18%		1.87%
Before waivers (f)	1.20%		0.07%	0.66%	2.12%		1.85%
Portfolio turnover rate^	24%		116%	157%	252%		77%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021	2020	2019		2018
Net asset value, beginning of year	$9.80		$9.88	$9.85	$9.82		$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.04	0.10	0.24		0.21
Net realized and unrealized gain (loss)	(0.18)		(0.06)	0.03	0.04		(0.10)

Total from investment operations	(0.04)		(0.02)	0.13	0.28		0.11

Less distributions:
Dividends from net investment income	(0.16)		(0.05)	(0.10)	(0.25)		(0.22)
Distributions from net realized gains	(0.01)		—	—	—		—
Return of capital	—		(0.01)	—	—		—

Total dividends and distributions	(0.17)		(0.06)	(0.10)	(0.25)		(0.22)

Net asset value, end of year	$9.59		$9.80	$9.88	$9.85		$9.82

Total return	(0.43)%		(0.16)%	1.32%	2.89%		1.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$627,542		$782,046	$1,198,146	$1,174,686		$1,193,758
Ratio of expenses to average net assets:
After waivers (f)	0.55	%(g)	0.55%	0.55%	0.80	%(g)	0.61	%(g)
Before waivers (f)	0.63	%(g)	0.61%	0.62%	0.87	%(g)	0.63	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.45%		0.37%	0.98%	2.44%		2.11%
Before waivers (f)	1.38%		0.31%	0.91%	2.37%		2.09%
Portfolio turnover rate^	24%		116%	157%	252%		77%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%, 0.25% and 0.01% for the years ended December 31, 2018, 2019 and 2022, respectively.

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	(10.18)%	(0.30)%	0.19%
Portfolio – Class IB Shares	(10.23)	(0.30)	0.17
Portfolio – Class K Shares*	(9.95)	(0.03)	0.62
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

* Date of inception 4/21/14. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (10.23)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, which returned (7.73)% over the same period.

Portfolio Highlights

What helped performance during the year?

•	Yield curve positioning in the U.S. added to performance relative to the benchmark.

•	Short exposure to duration in both the U.K. and Japan was additive.

•	An underweight allocation to agency mortgages, as well as security selection within the sector, contributed to relative performance.

•	Positions in Agency mortgage-backed securities added to performance.

What hurt performance during the year?

•	Security selection within investment-grade corporate bonds and asset backed securities detracted from relative performance.

•	Positions in non-agency mortgage-backed securities and other securitized assets hurt performance.

•	Tactical exposure to select developed market currencies, particularly Norwegian Krone, detracted from performance.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	5.10
Weighted Average Coupon (%)	2.67
Weighted Average Effective Duration (Years)*	4.37
Weighted Average Rating**	AA+

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1311

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	42.6%
U.S. Government Agency Securities	36.7
Mortgage-Backed Securities	8.2
Asset-Backed Securities	3.4
Financials	3.4
Collateralized Mortgage Obligations	2.2
Commercial Mortgage-Backed Securities	1.6
Utilities	1.1
Real Estate	0.9
Consumer Discretionary	0.7
Information Technology	0.6
Communication Services	0.6
Industrials	0.5
Energy	0.5
Foreign Government Securities	0.4
Materials	0.2
Consumer Staples	0.2
Health Care	0.2
Municipal Bonds	0.1
Repurchase Agreements	0.1
Cash and Other	(4.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$973.30	$4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	4.11
Class IB
Actual	1,000.00	971.90	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	4.11
Class K
Actual	1,000.00	974.60	2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.84

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.81%, 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.4%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$340,428	$270,957
ACM Auto Trust,
Series 2022-1A A 3.230%, 4/20/29§		84,563	84,146
ACREC Ltd.,
Series 2021-FL1 A 5.476%, 10/16/36 (l)§		800,000	759,085
Affirm Asset Securitization Trust,
Series 2021-B B 1.240%, 8/17/26§		125,000	115,959
Series 2021-Z1 A 1.070%, 8/15/25§		55,047	53,520
Series 2021-Z2 A 1.170%, 11/16/26§		57,437	54,884
Series 2022-X1 A 1.750%, 2/15/27§		140,825	136,884
AGL CLO 12 Ltd.,
Series 2021-12A A1 5.403%, 7/20/34 (l)§		398,434	388,360
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		570,751	521,489
Series 2017-1 AA 3.300%, 1/15/30§		477,120	403,424
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		691,543	572,147
Series 2021-1 A 2.875%, 7/11/34		800,000	640,416
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR 5.465%, 7/22/32 (l)§		700,000	684,476
Aqueduct European CLO DAC,
Series 2017-1A AR 2.096%, 7/20/30 (l)§	EUR	717,892	749,967
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.257%, 1/15/37 (l)§		$800,000	774,419
Ares XL CLO Ltd.,
Series 2016-40A A1RR 4.949%, 1/15/29 (l)§		646,314	638,205
Armada Euro CLO III DAC,
Series 3A A1R 2.098%, 7/15/31 (l)§	EUR	700,000	725,222
Atalaya Equipment Leasing Trust,
Series 2021-1A A2 1.230%, 5/15/26§		$127,591	123,799
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§		475,000	452,430
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A D 4.560%, 3/20/24§		137,000	136,523
Series 2018-2A A 4.000%, 3/20/25§		365,000	358,641
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1 5.373%, 7/20/34 (l)§		502,006	488,876
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 2.288%, 1/15/33 (l)§	EUR	600,000	616,947
BPCRE Ltd.,
Series 2022-FL2 A 6.725%, 1/16/37 (l)§		$600,000	595,735
Brex Commercial Charge Card Master Trust,
Series 2021-1 A 2.090%, 7/15/24§		179,000	176,715
BRSP Ltd.,
Series 2021-FL1 A 5.489%, 8/19/38 (l)§		800,000	771,326
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		65,010	56,099
Carlyle US CLO Ltd.,
Series 2017-1A A1R 5.243%, 4/20/31 (l)§		800,000	784,789
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		125,925	120,739
Series 2021-N4 A1 0.830%, 9/11/28		68,569	66,392
Series 2021-P4 D 2.610%, 9/11/28		169,000	134,066
Catamaran CLO Ltd.,
Series 2014-1A A1AR 5.425%, 4/22/30 (l)§		994,896	975,794
CBAM Ltd.,
Series 2018-5A A 5.099%, 4/17/31 (l)§		900,000	884,829
Series 2018-8A A1 5.363%, 10/20/29 (l)§		705,220	696,944
CIFC Funding Ltd.,
Series 2017-1A AR 5.288%, 4/23/29 (l)§		749,917	742,460
Series 2017-5A A1 5.259%, 11/16/30 (l)§		700,000	692,593
CLNC Ltd.,
Series 2019-FL1 A 5.689%, 8/20/35 (l)§		288,720	281,562
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26		308,000	309,416
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		189,980	164,440
Conn’s Receivables Funding LLC,
Series 2021-A A 1.050%, 5/15/26§		340	339
CPS Auto Receivables Trust,
Series 2022-A C 2.170%, 4/16/29§		231,000	215,055
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 2.676%, 9/15/31 (l)§	EUR	600,000	623,745
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 2.028%, 10/15/31 (l)§		700,000	725,208

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
CVS Pass-Through Trust, 5.789%, 1/10/26§		$113,820	$112,920
Diamond Issuer,
Series 2021-1A A 2.305%, 11/20/51§		325,933	270,588
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I 2.662%, 4/25/51§		185,180	154,900
Dryden 78 CLO Ltd.,
Series 2020-78A C 6.029%, 4/17/33 (l)§		250,000	235,350
Elevation CLO Ltd.,
Series 2020-11A C 6.279%, 4/15/33 (l)§		250,000	227,667
Elmwood CLO IX Ltd.,
Series 2021-2A A 5.373%, 7/20/34 (l)§		257,000	250,762
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§		82,788	79,363
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		290,000	265,992
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	210,579
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		143,604	122,181
GLS Auto Receivables Issuer Trust,
Series 2022-1A A 1.980%, 8/15/25§		324,592	318,750
Series 2022-3A A2 4.590%, 5/15/26§		600,000	595,099
Go Mortgage LLC,
1.433%, 8/15/26 (l)		121,863	113,224
2.435%, 8/15/26 (l)		176,000	165,593
2.638%, 8/15/26 (l)		12,000	10,887
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 5.313%, 4/20/34 (l)§		262,213	254,655
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§		137,167	129,222
Series 2020-1A A2 3.981%, 12/20/50§		137,356	117,898
Harvest CLO XX DAC,
Series 20A AR 2.136%, 10/20/31 (l)§	EUR	700,000	724,889
Harvest CLO XXII DAC,
Series 22A AR 2.228%, 1/15/32 (l)§		700,000	720,063
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		$782,213	684,692
LAD Auto Receivables Trust,
Series 2021-1A A 1.300%, 8/17/26§		115,465	112,193
Series 2022-1A A 5.210%, 6/15/27§		216,199	213,117
LCCM Trust,
Series 2021-FL3 A 5.768%, 11/15/38 (l)§		800,000	763,376
LCM 29 Ltd.,
Series 29A AR 5.149%, 4/15/31 (l)§		700,000	683,460
LCM XV LP,
Series 15A AR2 5.243%, 7/20/30 (l)§		770,531	758,853
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	675,836
Magnetite XVIII Ltd.,
Series 2016-18A AR2 5.486%, 11/15/28 (l)§		771,806	762,202
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	688,818
Mission Lane Credit Card Master Trust,
Series 2021-A A 1.590%, 9/15/26§		100,000	96,495
MKS CLO Ltd.,
Series 2017-1A AR 5.243%, 7/20/30 (l)§		797,493	784,198
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		138,847	125,017
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		235,223	185,249
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§		134,228	106,046
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	80,683
Series 2021-CA B 2.530%, 4/20/62§		147,147	116,292
Series 2021-DA B 2.900%, 4/20/62§		132,000	107,122
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 5.179%, 7/16/35 (l)§		469,642	458,236
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A 5.209%, 7/17/35 (l)§		287,510	281,015
OCP CLO Ltd.,
Series 2020-18A AR 5.333%, 7/20/32 (l)§		344,000	336,375
Palmer Square CLO Ltd.,
Series 2021-3A D 7.029%, 1/15/35 (l)§		330,000	309,415
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 5.258%, 7/25/29 (l)		45,061	45,075
Prestige Auto Receivables Trust,
Series 2022-1A A2 5.900%, 7/15/25§		166,000	165,681
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§		254,893	248,405
Santander Bank Auto Credit-Linked Notes,
Series 2022-A B 5.281%, 5/15/32§		227,996	220,740

See Notes to Financial Statements.

1314

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§	$153,892	$151,173
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	143,435	136,764
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR 5.453%, 7/20/32 (l)§	800,000	777,814
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 5.293%, 10/20/28 (l)§	490,388	485,880
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 5.338%, 7/25/30 (l)§	700,000	688,972
Stratus CLO Ltd.,
Series 2021-2A A 5.143%, 12/28/29 (l)§	711,947	703,341
Series 2021-3A A 5.193%, 12/29/29 (l)§	724,159	714,295
STWD Ltd.,
Series 2022-FL3 A 5.157%, 11/15/38 (l)§	800,000	766,263
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	761,187	595,567
TICP CLO III-2 Ltd.,
Series 2018-3R A 5.083%, 4/20/28 (l)§	185,802	185,169
TRTX Issuer Ltd.,
Series 2019-FL3 A 5.590%, 10/15/34 (l)§	126,604	126,604
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	711,345	700,746
United Auto Credit Securitization Trust,
Series 2022-2 A 4.390%, 4/10/25§	182,851	181,671
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	1,912	1,913
Series 2004-20C 1 4.340%, 3/1/24	30,064	28,964
Series 2005-20B 1 4.625%, 2/1/25	6,177	6,174
Series 2008-20G 1 5.870%, 7/1/28	76,566	76,593
Upstart Securitization Trust,
Series 2021-3 A 0.830%, 7/20/31§	98,825	96,708
Venture 32 CLO Ltd.,
Series 2018-32A A1 5.294%, 7/18/31 (l)§	700,000	688,848
Venture XVII CLO Ltd.,
Series 2014-17A ARR 4.959%, 4/15/27 (l)§	546,742	540,179
Voya CLO Ltd.,
Series 2019-1A DR 6.929%, 4/15/31 (l)§	100,000	86,755
Wellfleet CLO Ltd.,
Series 2017-1A A1RR 5.133%, 4/20/29 (l)§	530,865	523,842

Total Asset-Backed Securities		41,122,430

Collateralized Mortgage Obligations (2.2%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 3.361%, 9/25/35 (l)	34,629	29,077
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	326,980	280,271
Series 2005-J12 2A1 4.929%, 8/25/35 (l)	410,042	223,385
Series 2006-OA22 A1 4.709%, 2/25/47 (l)	79,285	67,120
Series 2006-OA6 1A2 4.809%, 7/25/46 (l)	30,038	26,040
Series 2006-OC7 2A2A 4.729%, 7/25/46 (l)(r)	2	—
Series 2007-14T2 A1 6.000%, 7/25/37	373,550	197,302
Series 2007-OH1 A1D 4.599%, 4/25/47 (l)	51,557	40,763
AREIT Trust,
Series 2022-CRE6 A 5.076%, 1/16/37 (l)§	511,469	488,421
Banc of America Funding Trust,
Series 2004-A 1A3 4.496%, 9/20/34 (l)	9,712	8,935
Series 2006-H 4A2 3.571%, 9/20/46 (l)	86,259	74,038
Series 2006-J 4A1 4.273%, 1/20/47 (l)	5,158	4,694
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.729%, 9/25/35 (l)	104,657	64,448
Series 2006-4 21A1 3.383%, 8/25/36 (l)	42,675	28,032
Bear Stearns ARM Trust,
Series 2003-9 2A1 4.089%, 2/25/34 (l)	17,612	16,065
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 4.549%, 12/25/46 (l)	316,135	266,134
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.523%, 1/26/36 (l)	42,912	34,074
Bellemeade Re Ltd.,
Series 2019-1A M1B 6.139%, 3/25/29 (l)§	10,867	10,863
Series 2019-3A M1B 5.989%, 7/25/29 (l)§	22,199	22,188
Series 2021-1A M1B 6.128%, 3/25/31 (l)§	402,735	393,032
Series 2021-2A M1A 5.128%, 6/25/31 (l)§	170,858	169,191
Series 2021-3A A2 4.928%, 9/25/31 (l)§	301,251	285,461
Series 2022-1 M1B 6.078%, 1/26/32 (l)§	164,385	156,526
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 6.489%, 4/25/47 (l)§	39,820	38,154
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.679%, 8/25/34 (l)	293	290

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2005-11 3A1 2.980%, 4/25/35 (l)		$54,093	$41,542
Series 2005-2 1A1 5.029%, 3/25/35 (l)		26,491	21,222
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 3.885%, 8/25/35 (l)		4,878	4,670
Series 2009-7 5A2 5.500%, 12/25/35§		272,765	149,522
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 5.478%, 10/25/41 (l)§		491,030	478,537
Series 2021-R03 1M2 5.578%, 12/25/41 (l)§		122,411	115,457
Series 2022-R01 1M2 5.828%, 12/25/41 (l)§		388,764	369,183
Series 2022-R02 2M1 5.128%, 1/25/42 (l)§		232,338	227,227
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		407,274	216,650
Eagle RE Ltd.,
Series 2021-2 M1B 5.978%, 4/25/34 (l)§		157,512	153,387
EMF-NL Prime BV,
Series 2008-APRX A2 2.178%, 4/17/41 (l)(m)	EUR	112,643	114,781
Eurohome UK Mortgages plc,
Series 2007-1 A 3.944%, 6/15/44 (l)(m)	GBP	342,671	397,787
Eurosail-UK plc,
Series 2007-4X A3 4.502%, 6/13/45 (l)(m)		579,337	674,102
FHLMC,
Series 4790 F 4.508%, 10/15/43 (l)		$262,882	253,615
Series 4989 FA 3.106%, 8/15/40 (l)		256,052	248,590
Series 4989 FB 3.258%, 10/15/40 (l)		203,523	197,927
Series 5015 BI 4.000%, 9/25/50 IO		554,270	103,464
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2 6.728%, 10/25/50 (l)§		102,451	103,257
Series 2021-DNA5 M2 5.578%, 1/25/34 (l)§		102,434	101,026
Series 2021-DNA7 M2 5.728%, 11/25/41 (l)§		405,614	380,945
Series 2021-HQA4 M1 4.878%, 12/25/41 (l)§		305,895	290,239
Series 2022-DNA1 M1B 5.778%, 1/25/42 (l)§		205,377	194,876
Series 2022-DNA2 M1B 6.328%, 2/25/42 (l)§		291,972	283,948
Series 2022-DNA3 M1A 5.928%, 4/25/42 (l)§		222,607	221,494
Series 2022-DNA4 M1B 7.278%, 5/25/42 (l)§		227,990	229,200
Series 2022-DNA5 M1B 8.428%, 6/25/42 (l)§		406,679	425,202
Series 2022-DNA6 M1A 6.078%, 9/25/42 (l)§		155,771	155,866
Series 2022-DNA7 M1A 6.428%, 3/25/52 (l)§		347,051	348,211
Series 2022-HQA1 M1B 7.428%, 3/25/42 (l)§		68,136	67,561
FNMA,
Series 2012-123 LF 4.769%, 11/25/42 (l)		116,173	114,322
Series 2014-C04 1M2 9.289%, 11/25/24 (l)		74,174	76,104
Series 2014-C04 2M2 9.389%, 11/25/24 (l)		8,377	8,470
Series 2015-C02 1M2 8.389%, 5/25/25 (l)		6,307	6,339
Series 2021-R02 2M1 4.828%, 11/25/41 (l)§		258,725	254,023
GNMA,
Series 2015-H20 FB 4.407%, 8/20/65 (l)		382,351	376,254
Series 2016-H11 F 4.642%, 5/20/66 (l)		395,930	390,832
Series 2016-H15 FA 4.601%, 7/20/66 (l)		508,692	503,916
Series 2017-H10 FB 1.968%, 4/20/67 (l)		936,602	926,876
Series 2022-H26 DF 4.770%, 12/20/72 (l)		300,000	300,372
Series 2023-H02 FA 5.020%, 1/20/73 (l)(r)		300,000	300,293
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		350,389	164,474
Series 2005-AR6 2A1 3.767%, 9/25/35 (l)		37,747	35,278
Series 2006-AR2 2A1 3.161%, 4/25/36 (l)		73,118	50,357
Series 2007-AR1 2A1 3.466%, 3/25/47 (l)		172,577	112,297
HarborView Mortgage Loan Trust,
Series 2006-13 A 4.519%, 11/19/46 (l)		44,364	31,171
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)		300,000	278,411
Impac CMB Trust,
Series 2003-8 2A1 5.289%, 10/25/33 (l)		394	388
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 4.659%, 7/25/35 (l)		171,346	116,696
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.229%, 8/25/35 (l)		302,977	241,309
Series 2006-AR39 A1 4.749%, 2/25/37 (l)		426,415	372,903
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 3.748%, 8/25/34 (l)		21,857	20,700
Series 2007-A1 3A3 3.346%, 7/25/35 (l)		31,144	28,747
Series 2007-S3 1A90 7.000%, 8/25/37		48,456	26,496
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		539,289	535,982

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Lehman XS Trust,
Series 2006-4N A1C1 4.849%, 4/25/46 (l)		$19,589	$23,413
Ludgate Funding plc,
Series 2007-1 A2A 3.490%, 1/1/61 (l)(m)	GBP	539,404	605,733
Series 2008-W1X A1 3.930%, 1/1/61 (l)(m)		81,183	93,406
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 6.709%, 12/25/32 (l)		$10,688	9,432
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 4.849%, 4/25/36 (l)		170,791	155,993
Mortimer BTL plc,
Series 2020-1 A 4.501%, 6/21/52 (l)(m)	GBP	427,421	515,600
PMT Credit Risk Transfer Trust,
Series 2019-2R A 7.137%, 5/27/23 (l)§		$39,946	38,228
Series 2019-3R A 8.087%, 11/27/31 (l)§		16,895	16,159
Radnor RE Ltd.,
Series 2019-1 M1B 6.339%, 2/25/29 (l)§		150,054	148,332
Series 2019-2 M1B 6.139%, 6/25/29 (l)§		26,934	26,904
Series 2020-1 M1A 5.339%, 1/25/30 (l)§		44,756	44,692
RALI Trust,
Series 2005-QO2 A1 3.408%, 9/25/45 (l)		232,757	202,257
Series 2006-QA6 A1 4.769%, 7/25/36 (l)		408,185	356,119
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 6.874%, 10/25/39 (l)§		599,148	595,845
Series 2022-FL8 A 5.594%, 1/25/37 (l)§		700,000	680,531
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 4.729%, 1/25/36 (l)§		174,270	164,999
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,395	5,100
Series 2006-A12 A1 6.250%, 11/25/36		165,522	64,951
Ripon 1RA, 1.595%, 8/28/56§	GBP	1,100,000	1,258,323
Ripon Mortgages plc,
Series 1RA A 4.137%, 8/28/56 (l)§		1,894,520	2,252,674
Sequoia Mortgage Trust,
Series 10 2A1 5.113%, 10/20/27 (l)		$1,525	1,445
Series 2003-4 2A1 5.053%, 7/20/33 (l)		10,857	9,841
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.839%, 7/19/35 (l)		47,784	41,956
Series 2006-AR3 11A1 4.809%, 4/25/36 (l)		207,775	177,524
Series 2006-AR6 1A3 4.769%, 7/25/46 (l)		711,391	527,903
Towd Point Mortgage Funding,
Series 2019-A13A A1 4.346%, 7/20/45 (l)§	GBP	940,352	1,120,127
Towd Point Mortgage Funding plc,
Series 2020-A14X A 4.339%, 5/20/45 (l)(m)		1,335,418	1,584,720
Triangle Re Ltd.,
Series 2021-3 M1A 5.828%, 2/25/34 (l)§		$142,410	141,755
UWM Mortgage Trust,
Series 2021-INV3 A9 4.471%, 11/25/51 (l)§		730,803	668,035
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 3.332%, 11/25/36 (l)		285,866	240,321
Series 2006-AR9 1A 3.048%, 8/25/46 (l)		73,511	67,000

Total Collateralized Mortgage Obligations			26,606,320

Commercial Mortgage-Backed Securities (1.6%)
Ashford Hospitality Trust,
Series 2018-KEYS A 5.318%, 6/15/35 (l)§		179,846	174,234
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.534%, 3/10/37 (l)§		135,000	114,055
Series 2017-SCH AF 5.318%, 11/15/33 (l)§		565,000	531,449
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS 3.989%, 9/15/48 (l)		39,000	36,244
BANK,
Series 2022-BNK40 A4 3.394%, 3/15/64 (l)		700,000	619,963
BBCMS Mortgage Trust,
Series 2020-BID A 6.458%, 10/15/37 (l)§		325,000	320,153
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	756,393
Series 2022-B33 A5 3.458%, 3/15/55		800,000	713,123
BFLD Trust,
Series 2020-EYP A 5.468%, 10/15/35 (l)§		800,000	760,052
Series 2021-FPM A 5.918%, 6/15/38 (l)§		494,000	470,984
BX Commercial Mortgage Trust,
Series 2019-IMC E 6.468%, 4/15/34 (l)§		133,619	127,654
Series 2021-XL2 A 5.006%, 10/15/38 (l)§		463,358	445,419
BX Trust,
Series 2021-ARIA A 5.217%, 10/15/36 (l)§		600,000	570,777
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B 3.732%, 4/10/46 (l)		235,000	228,970

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
CLNY Trust,
Series 2019-IKPR D 6.343%, 11/15/38 (l)§	$250,000	$231,269
Commercial Mortgage Trust,
Series 2012-CR5 E 4.315%, 12/10/45 (l)§	250,000	222,002
Series 2013-SFS A1 1.873%, 4/12/35§	12,488	12,365
Series 2015-CR26 ASB 3.373%, 10/10/48	1,617,173	1,576,905
Series 2016-COR1 ASB 2.972%, 10/10/49	1,149,362	1,086,510
Series 2021-2400 A 5.618%, 12/15/38 (l)§	800,000	736,666
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	799,559
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.073%, 10/15/38 (l)§	599,988	577,511
Extended Stay America Trust,
Series 2021-ESH A 5.398%, 7/15/38 (l)§	780,954	758,602
GS Mortgage Securities Trust,
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	265,496	251,222
Series 2015-GC30 AAB 3.120%, 5/10/50	426,834	415,692
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E 4.964%, 5/15/45 (l)§	189,221	141,408
Series 2012-LC9 E 4.064%, 12/15/47 (l)§	455,400	394,729
Series 2021-HTL5 A 5.433%, 11/15/38 (l)§	800,000	765,034
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.799%, 9/15/47 IO (l)	6,017,984	56,272
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	76,527	76,402
LUXE Trust,
Series 2021-TRIP A 5.368%, 10/15/38 (l)§	242,270	231,680
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 5.300%, 7/15/36 (l)§	376,516	366,405
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	444,854	433,475
Morgan Stanley Capital I Trust,
Series 2021-230P A 5.487%, 12/15/23 (l)§	800,000	764,197
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 5.818%, 7/15/36 (l)§	170,000	161,587
New Orleans Hotel Trust,
Series 2019-HNLA A 5.307%, 4/15/32 (l)§	500,000	469,354
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.413%, 11/15/38 (l)§	800,000	727,092
PFP Ltd.,
Series 2021-8 A 5.326%, 8/9/37 (l)§	667,623	636,363
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.589%, 11/25/36 (l)§	785,996	749,549
SFO Commercial Mortgage Trust,
Series 2021-555 A 5.468%, 5/15/38 (l)§	800,000	733,040
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.386%, 11/15/49 (l)	275,000	240,509
WFRBS Commercial Mortgage Trust,
Series 2014-C24 AS 3.931%, 11/15/47	65,800	62,432

Total Commercial Mortgage-Backed Securities		19,547,301

Corporate Bonds (8.7%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.350%, 3/1/29	800,000	763,412
4.500%, 5/15/35	700,000	640,289
CCO Holdings LLC
5.500%, 5/1/26§	85,000	82,450
4.750%, 2/1/32 (x)§	277,000	224,312
Level 3 Financing, Inc. 3.875%, 11/15/29§	700,000	550,088
Verizon Communications, Inc. 2.550%, 3/21/31	900,000	742,859

		3,003,410

Entertainment (0.1%)
Electronic Arts, Inc. 1.850%, 2/15/31	800,000	631,878
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	209,318
Warnermedia Holdings, Inc. 4.279%, 3/15/32§	314,000	257,877

		1,099,073

Interactive Media & Services (0.1%)
Tencent Holdings Ltd. 3.240%, 6/3/50§	226,000	141,928
Weibo Corp. 3.375%, 7/8/30	577,000	439,710

		581,638

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	642,000
CSC Holdings LLC 5.375%, 2/1/28§	500,000	403,125
Discovery Communications LLC
5.200%, 9/20/47	81,000	60,746
5.300%, 5/15/49	38,000	28,935

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Fox Corp.
4.709%, 1/25/29		$113,000	$109,307
5.576%, 1/25/49		190,000	171,108
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		84,000	80,411
Time Warner Cable LLC 4.500%, 9/15/42		290,000	213,005

			1,708,637

Wireless Telecommunication Services (0.0%)†
T-Mobile USA, Inc. 3.400%, 10/15/52		800,000	543,550

Total Communication Services			6,936,308

Consumer Discretionary (0.7%)
Automobiles (0.2%)
General Motors Co. 6.125%, 10/1/25		51,000	51,977
Hyundai Capital America 1.650%, 9/17/26§		800,000	710,958
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	646,540
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	556,596
3.201%, 9/17/28 (m)	EUR	600,000	560,676
4.810%, 9/17/30§		$800,000	680,867

			3,207,614

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc. 4.500%, 11/15/31	EUR	303,000	327,604
Choice Hotels International, Inc. 3.700%, 12/1/29		$900,000	783,500
Expedia Group, Inc. 6.250%, 5/1/25§		700,000	705,260
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	760,968
3.500%, 8/18/26		600,000	541,314
3.900%, 8/8/29		381,000	326,195

			3,444,841

Household Durables (0.0%)†
M.D.C. Holdings, Inc. 6.000%, 1/15/43		162,000	132,233

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc. 4.550%, 12/1/27		309,000	307,847
Prosus NV
3.257%, 1/19/27§		237,000	212,707
3.680%, 1/21/30§		230,000	190,656
4.027%, 8/3/50§		215,000	136,364

			847,574

Specialty Retail (0.1%)
Advance Auto Parts, Inc. 3.900%, 4/15/30		367,000	323,498
Lowe’s Cos., Inc. 5.800%, 9/15/62		195,000	188,205
Ross Stores, Inc. 4.700%, 4/15/27		355,000	348,280

			859,983

Total Consumer Discretionary			8,492,245

Consumer Staples (0.2%)
Beverages (0.1%)
Bacardi Ltd. 4.450%, 5/15/25§		800,000	776,100

Food & Staples Retailing (0.0%)†
Albertsons Cos., Inc. 3.500%, 2/15/23§		298,000	295,020

Food Products (0.0%)†
Cargill, Inc. 5.125%, 10/11/32§		144,000	145,162

Household Products (0.0%)†
Spectrum Brands, Inc. 5.750%, 7/15/25		14,000	13,825

Personal Products (0.0%)†
Natura & Co. Luxembourg Holdings Sarl
6.000%, 4/19/29§		214,000	186,755

Tobacco (0.1%)
Altria Group, Inc. 3.400%, 5/6/30		310,000	265,740
BAT Capital Corp.
2.259%, 3/25/28		469,000	390,556
4.906%, 4/2/30		156,000	142,742
7.750%, 10/19/32		33,000	35,733
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	183,864
5.625%, 11/17/29		34,000	34,527

			1,053,162

Total Consumer Staples			2,470,024

Energy (0.5%)
Energy Equipment & Services (0.1%)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK (m)		257,714	138,487
7.350%, 12/1/26 PIK§		643	345
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26 PIK (m)		804,057	206,373
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 1/30/23 (y)§		207,137	518

			345,723

Oil, Gas & Consumable Fuels (0.4%)
BP Capital Markets America, Inc. 2.939%, 6/4/51		518,000	344,435
Continental Resources, Inc.
5.750%, 1/15/31§		868,000	809,897
2.875%, 4/1/32§		229,000	170,704
Devon Energy Corp. 5.600%, 7/15/41		210,000	197,415
Diamondback Energy, Inc. 6.250%, 3/15/33		131,000	133,161
Enbridge Energy Partners LP 7.375%, 10/15/45		219,000	246,218

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Energy Transfer LP 4.750%, 1/15/26		$325,000	$317,153
EQT Corp. 5.700%, 4/1/28		81,000	80,757
Greenko Power II Ltd. 4.300%, 12/13/28§		477,500	398,712
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	227,767
6.500%, 3/1/41		72,000	74,637
Oleoducto Central SA 4.000%, 7/14/27§		460,000	403,880
ONEOK Partners LP 6.125%, 2/1/41		18,000	17,057
ONEOK, Inc.
4.350%, 3/15/29		208,000	192,603
6.350%, 1/15/31		44,000	44,984
6.100%, 11/15/32		25,000	25,126
Plains All American Pipeline LP 3.550%, 12/15/29		163,000	141,699
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24 (m)		128,714	129,945
9.250%, 7/6/24§		128,714	129,945
Suncor Energy, Inc. 6.800%, 5/15/38		239,000	251,208
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§		230,000	163,127
Var Energi ASA
7.500%, 1/15/28§		356,000	362,964
8.000%, 11/15/32§		237,000	245,051

			5,108,445

Total Energy			5,454,168

Financials (3.2%)
Banks (1.7%)
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§		493,000	502,795
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	244,014
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	1,700,000	254,767
Banco Santander SA 3.800%, 2/23/28		$200,000	181,470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	185,581
Bank of America Corp.
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		282,000	269,443
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		258,000	256,162
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		360,000	374,982
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	669,050
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23 (k)(y)		71,000	70,556
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	451,970
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)		227,000	207,032
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	121,086
Citizens Financial Group, Inc. 4.300%, 12/3/25		270,000	261,938
Danske Bank A/S 5.375%, 1/12/24§		800,000	795,739
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	330,607
Discover Bank
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28 (k)		250,000	240,065
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27 (x)§		267,000	255,077
Fifth Third Bancorp
(SOFR + 2.19%), 6.361%, 10/27/28 (k)		500,000	516,363
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25 (k)(y)		86,000	79,658
Fifth Third Bank NA
(SOFR + 1.23%), 5.852%, 10/27/25 (k)		500,000	505,027
HSBC Holdings plc
(SOFR + 3.03%), 7.336%, 11/3/26 (k)		418,000	434,745
(SOFR + 2.87%), 5.402%, 8/11/33 (k)		201,000	185,960
Intesa Sanpaolo SpA 7.000%, 11/21/25§		367,000	374,022
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		1,073,000	1,071,423
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	349,286
(SOFR + 1.25%), 2.580%, 4/22/32 (k)		408,000	328,120

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Lloyds Banking Group plc 4.000%, 3/7/25	AUD	1,300,000	$853,020
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 4.518%, 3/7/25 (k)		1,100,000	738,637
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)		$300,000	319,488
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		700,000	683,591
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24 (k)		900,000	886,623
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.414%, 9/13/28 (k)		257,000	256,736
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)		359,000	376,284
Nordea Kredit Realkreditaktieselskab 1.500%, 10/1/53	DKK	2	—
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		$926,000	797,163
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)		366,000	371,078
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28 (k)§		394,000	344,556
Standard Chartered plc
(SOFR + 0.93%), 5.248%, 11/23/25 (k)(x)§		700,000	680,095
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§		290,000	275,913
(ICE LIBOR USD 3 Month + 1.51%), 5.925%, 1/30/27 (k)(y)§		200,000	154,000
Sumitomo Mitsui Financial Group, Inc. 2.448%, 9/27/24		1,000,000	951,130
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24 (k)(m)(y)		200,000	191,000
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30 (k)(y)		286,000	265,622
UniCredit SpA 7.830%, 12/4/23§		1,600,000	1,615,437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§		350,000	310,545
3.127%, 6/3/32§		200,000	151,610
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27 (k)(y)		171,000	148,342
Wells Fargo & Co.
(SOFR + 1.32%), 3.908%, 4/25/26 (k)		400,000	388,955
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)		90,000	83,442
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	99,424

			20,459,629

Capital Markets (0.7%)
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§		800,000	679,038
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25 (k)(y)		69,000	67,453
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	280,542
Credit Suisse AG 4.750%, 8/9/24		600,000	573,946
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23 (k)(y)§		200,000	159,000
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§		1,000,000	976,871
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§		399,000	373,606
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		254,000	197,731
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		2,020,000	1,931,367
(SOFR + 3.19%), 6.119%, 7/14/26 (k)		239,000	237,943
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.75%), 6.124%, 10/28/27 (k)		700,000	710,170
Series P
(ICE LIBOR USD 3 Month + 2.87%), 7.466%, 1/30/23 (k)(y)		33,000	32,050

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27 (k)	EUR	229,000	$211,388
(SOFR + 1.61%), 4.210%, 4/20/28 (k)		$177,000	168,417
(SOFR + 2.24%), 6.296%, 10/18/28 (k)		139,000	143,034
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)		243,000	224,008
Owl Rock Capital Corp. 2.875%, 6/11/28		800,000	628,479
S&P Global, Inc.
4.750%, 8/1/28§		16,000	15,832
4.250%, 5/1/29§		71,000	67,964
Stifel Financial Corp. 4.000%, 5/15/30		900,000	780,574
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k)(m)(y)		200,000	197,250

			8,656,663

Consumer Finance (0.4%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 5.829%, 1/15/67 (k)§		1,070,000	589,365
Ally Financial, Inc. 2.200%, 11/2/28		800,000	625,938
CDBL Funding 1 3.500%, 10/24/27 (m)		250,000	228,755
Ford Motor Credit Co. LLC
5.584%, 3/18/24		500,000	493,125
5.125%, 6/16/25		900,000	865,989
3.250%, 9/15/25	EUR	600,000	607,644
General Motors Financial Co., Inc. 4.300%, 4/6/29		$44,000	39,553
Harley-Davidson Financial Services, Inc. 3.050%, 2/14/27§		279,000	249,045
LeasePlan Corp. NV 2.875%, 10/24/24§		800,000	750,429
Synchrony Financial
4.875%, 6/13/25		38,000	37,080
4.500%, 7/23/25		39,000	37,464
3.950%, 12/1/27		46,000	41,033
2.875%, 10/28/31		216,000	162,283
Toyota Motor Credit Corp.
(SOFR + 0.75%), 5.050%, 12/11/23 (k)		300,000	300,471

			5,028,174

Diversified Financial Services (0.1%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 5.823%, 1/28/29 (k)§	EUR	700,000	738,076
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53 (k)		$91,000	89,330

			827,406

Insurance (0.1%)
MassMutual Global Funding II 5.050%, 12/7/27§		500,000	501,990
MetLife Capital Trust IV 7.875%, 12/15/37§		192,000	207,360
Principal Life Global Funding II 1.250%, 8/16/26§		800,000	695,176
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	184,328

			1,588,854

Thrifts & Mortgage Finance (0.2%)
Jyske Realkredit A/S
Series cce 1.500%, 10/1/53	DKK	1,756,274	193,733
Series CCE 1.500%, 10/1/53		1,888,547	196,978
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		$1,000,000	995,063
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	338,807

			1,724,581

Total Financials			38,285,307

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Cigna Corp. 4.375%, 10/15/28		165,000	159,531
CVS Health Corp.
4.300%, 3/25/28		12,000	11,599
2.125%, 9/15/31 (x)		800,000	637,049
HCA, Inc. 5.250%, 6/15/26		47,000	46,454
Ochsner LSU Health System of North Louisiana
Series 2021 2.510%, 5/15/31 (x)		240,000	176,176

			1,030,809

Pharmaceuticals (0.1%)
Bayer US Finance II LLC 4.250%, 12/15/25§		1,000,000	970,817
Zoetis, Inc. 5.400%, 11/14/25		205,000	209,013

			1,179,830

Total Health Care			2,210,639

Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co. (The) 1.950%, 2/1/24		700,000	673,428
Embraer Netherlands Finance BV 5.400%, 2/1/27		240,000	229,845
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28		800,000	660,800
Raytheon Technologies Corp. 4.125%, 11/16/28		363,000	348,484

			1,912,557

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Building Products (0.0%)†
Masco Corp. 1.500%, 2/15/28		$800,000	$662,007

Industrial Conglomerates (0.0%)†
Alfa SAB de CV 5.250%, 3/25/24§		235,000	232,915
Honeywell International, Inc. 4.125%, 11/2/34	EUR	240,000	251,742

			484,657

Machinery (0.1%)
Daimler Trucks Finance North America LLC 2.000%, 12/14/26§		$800,000	704,065
Flowserve Corp. 2.800%, 1/15/32 (x)		202,000	151,925
Parker-Hannifin Corp.
3.250%, 6/14/29		121,000	108,358
4.500%, 9/15/29		177,000	171,036
Westinghouse Air Brake Technologies Corp. 4.400%, 3/15/24 (e)		185,000	182,115

			1,317,499

Road & Rail (0.0%)†
ENA Master Trust 4.000%, 5/19/48§		206,000	138,149
Lima Metro Line 2 Finance Ltd. 4.350%, 4/5/36§		185,322	164,449

			302,598

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.625%, 4/1/27		16,000	14,624
4.625%, 10/1/28		178,000	166,597
Aircastle Ltd.
4.250%, 6/15/26		9,000	8,480
2.850%, 1/26/28§		298,000	244,290
Aviation Capital Group LLC
4.375%, 1/30/24§		88,000	85,765
5.500%, 12/15/24§		255,000	248,645
1.950%, 1/30/26§		192,000	166,242
1.950%, 9/20/26§		62,000	52,394
3.500%, 11/1/27§		38,000	33,201

			1,020,238

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd. 2.450%, 3/16/31§		900,000	710,626

Total Industrials			6,410,182

Information Technology (0.6%)
IT Services (0.1%)
Fiserv, Inc. 3.500%, 7/1/29		409,000	369,276
Global Payments, Inc.
3.200%, 8/15/29		136,000	116,346
5.400%, 8/15/32		165,000	158,220
International Business Machines Corp. 4.900%, 7/27/52		264,000	241,627
Kyndryl Holdings, Inc. 2.050%, 10/15/26		411,000	337,265

			1,222,734

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.150%, 11/15/30		67,000	60,027
2.450%, 2/15/31§		800,000	632,623
4.150%, 4/15/32§		51,000	44,831
3.419%, 4/15/33§		700,000	564,829
3.469%, 4/15/34§		769,000	613,960
3.137%, 11/15/35§		578,000	424,837
3.187%, 11/15/36§		356,000	259,421
4.926%, 5/15/37§		192,000	167,290
Intel Corp. 5.050%, 8/5/62		270,000	239,763
KLA Corp. 4.100%, 3/15/29		58,000	56,007
Micron Technology, Inc.
4.975%, 2/6/26		700,000	689,710
6.750%, 11/1/29		333,000	338,920
NXP BV 5.550%, 12/1/28		131,000	131,532
3.400%, 5/1/30		141,000	121,199
SK Hynix, Inc. 2.375%, 1/19/31§		323,000	236,860
TSMC Arizona Corp. 3.875%, 4/22/27		283,000	270,495

			4,852,304

Software (0.0%)†
Infor, Inc. 1.750%, 7/15/25§		119,000	107,546
Oracle Corp.
2.875%, 3/25/31		242,000	201,593
5.375%, 7/15/40		45,000	41,671

			350,810

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc. 4.100%, 8/8/62		202,000	171,021
HP, Inc. 5.500%, 1/15/33		342,000	323,159
Seagate HDD Cayman
4.125%, 1/15/31		253,000	197,656
9.625%, 12/1/32§		357,600	392,216
Western Digital Corp. 2.850%, 2/1/29		51,000	39,898

			1,123,950

Total Information Technology			7,549,798

Materials (0.2%)
Chemicals (0.1%)
Celanese US Holdings LLC 5.900%, 7/5/24		266,000	265,258
LYB International Finance BV 4.000%, 7/15/23		195,000	193,721
Syngenta Finance NV 4.441%, 4/24/23§		700,000	696,879

			1,155,858

Containers & Packaging (0.1%)
Berry Global, Inc. 1.570%, 1/15/26		800,000	714,880
WRKCo., Inc. 4.000%, 3/15/28		280,000	260,894

			975,774

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Metals & Mining (0.0%)†
Anglo American Capital plc 3.875%, 3/16/29§		$370,000	$332,769
Freeport Indonesia PT 4.763%, 4/14/27§		215,000	206,155

			538,924

Paper & Forest Products (0.0%)†
Suzano Austria GmbH 3.750%, 1/15/31		61,000	50,927

Total Materials			2,721,483

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT) 3.650%, 3/15/27		144,000	134,706
Brixmor Operating Partnership LP (REIT) 3.900%, 3/15/27		800,000	737,105
Corporate Office Properties LP (REIT) 2.250%, 3/15/26		700,000	615,741
Crown Castle, Inc. (REIT) 3.700%, 6/15/26		800,000	760,945
EPR Properties (REIT)
4.500%, 4/1/25		800,000	756,561
3.600%, 11/15/31		800,000	582,909
Equinix, Inc. (REIT) 2.500%, 5/15/31		800,000	644,679
Essex Portfolio LP (REIT) 2.550%, 6/15/31		800,000	635,347
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	588,000
3.250%, 1/15/32		200,000	159,704
Host Hotels & Resorts LP (REIT)
Series I 3.500%, 9/15/30		54,000	44,690
Kilroy Realty LP (REIT) 4.375%, 10/1/25		1,700,000	1,640,935
Omega Healthcare Investors, Inc. (REIT) 3.375%, 2/1/31		700,000	540,078
Realty Income Corp. (REIT) 4.625%, 11/1/25		500,000	495,473
Spirit Realty LP (REIT) 3.400%, 1/15/30		800,000	670,358
Vornado Realty LP (REIT) 3.400%, 6/1/31		330,000	244,729
Welltower, Inc. (REIT) 2.750%, 1/15/31		700,000	561,454

			9,813,414

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc 5.661%, 10/13/41 (m)	GBP	479,180	532,761

Total Real Estate			10,346,175

Utilities (1.1%)
Electric Utilities (0.7%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31		$800,000	661,242
Avangrid, Inc. 3.800%, 6/1/29		900,000	819,313
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§		490,000	350,442
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	195,332
3.348%, 2/9/31§		258,000	200,966
Duke Energy Carolinas NC Storm Funding LLC
Series A-2 2.617%, 7/1/41		154,000	112,023
Duke Energy Progress LLC 3.400%, 4/1/32		800,000	710,689
Edison International 3.550%, 11/15/24		600,000	579,439
Enel Finance America LLC 7.100%, 10/14/27§		600,000	621,980
Enel Finance International NV 2.250%, 7/12/31§		800,000	585,054
IPALCO Enterprises, Inc. 4.250%, 5/1/30		700,000	624,092
Pacific Gas and Electric Co.
1.700%, 11/15/23		800,000	774,193
3.500%, 6/15/25		700,000	661,456
3.150%, 1/1/26		600,000	556,945
2.950%, 3/1/26		600,000	550,338
Southern Co. (The)
Series 2021
(United States SOFR Compounded Index + 0.37%), 4.694%, 5/10/23 (k)		800,000	797,815
Terraform Global Operating LP 6.125%, 3/1/26§		26,000	24,277

			8,825,596

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 5.279%, 3/2/23 (k)		516,000	515,710
National Fuel Gas Co. 2.950%, 3/1/31		1,000,000	776,975
SGSP Australia Assets Pty. Ltd. 3.300%, 4/9/23 (e)(m)		1,000,000	994,677

			2,287,362

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co. 6.125%, 4/1/36		229,000	241,716
Dominion Energy, Inc.
Series C 2.250%, 8/15/31 (x)		800,000	635,039
Public Service Enterprise Group, Inc. 5.850%, 11/15/27		238,000	244,897
San Diego Gas & Electric Co.
Series VVV 1.700%, 10/1/30		800,000	632,799
WEC Energy Group, Inc. 1.375%, 10/15/27		700,000	594,954

			2,349,405

Water Utilities (0.0%)†
American Water Capital Corp. 3.450%, 6/1/29		72,000	65,991

Total Utilities			13,528,354

Total Corporate Bonds			104,404,683

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Foreign Government Securities (0.4%)
Dominican Republic Government Bond 4.875%, 9/23/32 (x)§		$276,000	$228,183
Japan International Cooperation Agency 2.750%, 4/27/27		900,000	834,585
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 72.891%, 4/12/25 (k)(m)(r)	ARS	240,000	779
Republic of Colombia 3.125%, 4/15/31		$235,000	174,164
Republic of Panama 9.375%, 4/1/29		190,000	225,601
Republic of Peru
8.200%, 8/12/26 (m)	PEN	2,000,000	550,919
6.350%, 8/12/28 (m)		2,000,000	500,362
6.950%, 8/12/31 (m)		1,000,000	248,150
Romania Government Bond 2.000%, 4/14/33 (m)	EUR	800,000	546,893
State of Qatar 5.103%, 4/23/48§		$800,000	799,900

Total Foreign Government Securities			4,109,536

Loan Participation (0.2%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 6.480%, 10/6/23 (k)		2,100,000	2,095,065

Total Financials			2,095,065

Total Loan Participation			2,095,065

Mortgage-Backed Securities (8.2%)
FHLMC
4.375%, 11/1/31 (l)		1,334	1,341
5.500%, 1/1/35		26,226	26,994
5.500%, 7/1/35		21,836	22,409
4.000%, 7/1/44		156,534	151,873
4.000%, 2/1/46		239,247	232,188
4.500%, 10/1/48		147,684	145,615
4.500%, 11/1/48		267,614	263,886
5.000%, 11/1/48		78,550	79,274
FHLMC UMBS
3.500%, 9/1/49		303,727	282,246
3.500%, 10/1/49		298,146	276,927
3.500%, 11/1/49		113,715	105,601
3.500%, 1/1/50		450,778	419,601
2.000%, 3/1/52		1,093,282	898,374
3.000%, 3/1/52		711,648	631,090
2.500%, 4/1/52		1,256,739	1,073,970
FNMA
3.706%, 1/1/28 (l)		4,687	4,652
2.375%, 3/1/33 (l)		7,834	7,389
3.905%, 1/1/36 (l)		40,192	40,342
1.835%, 2/1/37 (l)		42,811	42,633
3.625%, 12/1/40 (l)		1,952	1,949
FNMA UMBS
9.000%, 8/1/26		101	103
2.500%, 5/1/30		5,900	5,571
2.500%, 8/1/31		215,820	202,708
2.500%, 11/1/31		329,632	309,193
2.500%, 12/1/31		115,755	108,578
2.500%, 1/1/32		287,496	269,669
2.500%, 2/1/32		14,693	13,764
5.500%, 4/1/33		25,955	26,554
5.500%, 7/1/33		24,123	24,685
5.500%, 4/1/34		13,166	13,492
5.500%, 5/1/34		9,404	9,637
5.500%, 11/1/34		37,779	38,779
5.500%, 2/1/35		139,773	143,375
4.500%, 8/1/35		4,701	4,655
5.000%, 10/1/35		10,746	10,835
5.000%, 7/1/36		11,211	11,302
5.000%, 12/1/39		28,732	29,106
4.000%, 12/1/40		99,180	96,174
4.500%, 3/1/41		12,433	12,338
4.500%, 7/1/41		1,350	1,340
3.500%, 2/1/42		66,839	62,692
3.500%, 11/1/42		702,291	658,592
3.500%, 1/1/43		117,509	110,254
3.500%, 4/1/43		403,588	378,670
4.000%, 10/1/43		394,936	382,468
3.000%, 5/1/45		34,028	30,822
3.000%, 8/1/45		327,566	296,295
3.500%, 3/1/48		729,428	679,606
3.500%, 5/1/48		599,114	558,006
4.500%, 9/1/48		321,355	316,557
3.500%, 10/1/49		314,830	292,367
3.500%, 11/1/49		237,065	220,150
3.500%, 1/1/50		392,040	364,190
2.000%, 7/1/51		1,133,971	930,745
2.500%, 1/1/52		365,924	312,954
3.000%, 2/1/52		863,432	765,692
2.500%, 3/1/52		787,478	671,087
3.000%, 3/1/52		1,095,826	971,779
2.500%, 4/1/52		804,788	686,885
2.500%, 5/1/52		1,065,720	909,656
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 1/25/53 TBA		2,287,000	1,870,337
2.500%, 1/25/53 TBA		6,113,000	5,194,140
3.000%, 1/25/53 TBA		41,955,593	36,937,310
3.500%, 1/25/53 TBA		11,500,000	10,476,679
4.000%, 1/25/53 TBA		19,401,368	18,243,349
4.500%, 1/25/53 TBA		7,400,000	7,142,156
GNMA
2.625%, 7/20/27 (l)		430	417
3.000%, 5/15/43		124,610	113,949
3.000%, 7/15/45		169,574	154,643
3.000%, 5/20/46		138,753	126,055
3.500%, 10/15/49		95,289	88,455
3.500%, 1/15/50		20,317	18,829
3.500%, 2/15/50		165,963	153,801
3.000%, 1/15/53 TBA		183,093	163,396
4.000%, 1/15/53 TBA		556,769	527,887
4.500%, 1/15/53 TBA		1,329,000	1,291,103

Total Mortgage-Backed Securities			98,142,185

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Municipal Bonds (0.1%)
City of Chicago General Obligation Bonds, Taxable Series 2015 B 7.750%, 1/1/42	$100,000	$101,639
City of New York, General Obligation Bonds, Series D 1.923%, 8/1/31	205,000	158,550
Port Authority of New York & New Jersey 1.086%, 7/1/23	180,000	176,803
Sales Tax Securitization Corp. 3.007%, 1/1/33	800,000	643,811
State Board of Administration Finance Corp. 1.705%, 7/1/27	288,000	250,752
Tobacco Settlement Finance Authority 3.000%, 6/1/35	87,860	78,845
University of California 3.071%, 5/15/51	335,000	224,132

Total Municipal Bonds		1,634,532

U.S. Government Agency Securities (36.5%)
FFCB
0.450%, 7/24/23	10,000,000	9,759,365
0.375%, 1/15/25	5,124,000	4,704,339
1.320%, 1/21/25	20,000,000	18,739,840
4.250%, 9/30/25	15,466,000	15,414,403
FHLB
(SOFR + 0.05%), 4.345%, 3/6/23 (k)	5,000,000	5,000,180
2.500%, 2/13/24	305,000	298,277
2.875%, 9/13/24	40,000,000	38,819,212
4.500%, 10/3/24	25,000,000	25,042,600
2.750%, 12/13/24	27,030,000	26,057,331
1.000%, 12/20/24	30,000,000	28,023,957
2.375%, 3/14/25	5,500,000	5,257,582
1.875%, 9/11/26	20,000,000	18,393,194
3.250%, 11/16/28	12,910,000	12,436,279
FHLMC
1.500%, 2/12/25	42,935,000	40,465,207
0.375%, 7/21/25	30,000,000	27,162,705
0.375%, 9/23/25	30,000,000	27,019,059
0.800%, 10/28/26	3,000,000	2,616,977
6.750%, 9/15/29	39,000,000	44,680,545
FNMA
2.875%, 9/12/23	20,000,000	19,735,688
2.500%, 2/5/24	3,545,000	3,459,889
1.625%, 1/7/25	30,000,000	28,346,778
1.875%, 9/24/26	25,816,000	23,829,014
6.625%, 11/15/30	10,000,000	11,645,847

Total U.S. Government Agency Securities		436,908,268

U.S. Treasury Obligations (41.7%)
U.S. Treasury Bonds
6.125%, 11/15/27	9,837,500	10,744,589
4.250%, 5/15/39	200,000	206,957
4.375%, 11/15/39	200,000	209,818
4.625%, 2/15/40	200,000	216,014
1.375%, 11/15/40	10,200,000	6,678,948
1.875%, 2/15/41	4,800,000	3,415,286
1.750%, 8/15/41	1,945,900	1,342,075
3.750%, 8/15/41	94,000	89,854
2.000%, 11/15/41	422,500	304,058
2.375%, 2/15/42	469,000	360,674
3.000%, 5/15/42	1,010,500	855,949
3.250%, 5/15/42	4,770,500	4,214,154
4.000%, 11/15/42	455,400	449,148
3.625%, 8/15/43	627,300	581,290
3.750%, 11/15/43	421,000	397,403
3.625%, 2/15/44	1,055,000	975,810
3.375%, 5/15/44	800,000	710,503
3.125%, 8/15/44	4,689,100	3,992,405
3.000%, 11/15/44	483,700	402,741
3.000%, 5/15/45	400,000	332,375
2.875%, 8/15/45	2,700,000	2,191,996
3.000%, 5/15/47	5,900,000	4,872,227
3.000%, 2/15/48	1,500,000	1,241,695
2.875%, 5/15/49	4,200,000	3,413,157
1.250%, 5/15/50	1,200,000	653,410
1.375%, 8/15/50	1,500,000	844,276
1.875%, 2/15/51	1,456,400	936,461
2.000%, 8/15/51	1,457,400	965,076
2.875%, 5/15/52	571,800	463,278
4.000%, 11/15/52	654,700	662,065
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/49 TIPS	100,000	99,303
0.250%, 2/15/50 TIPS	100,000	78,461
0.125%, 2/15/51 TIPS	100,000	73,993
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	1,300,000	1,626,445
0.500%, 4/15/24 TIPS	400,000	459,974
0.125%, 7/15/31 TIPS	2,100,000	2,064,093
0.125%, 1/15/32 TIPS	500,000	471,288
0.625%, 7/15/32 TIPS	1,600,000	1,506,395
U.S. Treasury Notes
2.875%, 9/30/23	2,701,700	2,667,798
0.500%, 11/30/23	12,466,400	11,994,896
3.000%, 6/30/24	4,332,900	4,229,779
2.125%, 7/31/24#	10,000,000	9,622,398
3.250%, 8/31/24	682,000	668,068
2.125%, 9/30/24	4,700,000	4,511,577
4.250%, 9/30/24	840,500	836,598
4.500%, 11/30/24	4,019,600	4,022,023
1.625%, 5/15/26	2,551,100	2,350,801
0.750%, 5/31/26	40,180,300	35,879,220
2.000%, 11/15/26	45,079,100	41,730,976
1.500%, 1/31/27	17,730,300	16,029,189
2.250%, 2/15/27	35,682,500	33,242,927
2.375%, 5/15/27	11,403,100	10,645,047
3.250%, 6/30/27	9,079,800	8,793,248
2.250%, 8/15/27	33,068,900	30,634,702
3.125%, 8/31/27	862,000	830,461
4.125%, 9/30/27	1,096,700	1,102,509
4.125%, 10/31/27	3,835,900	3,855,560
2.250%, 11/15/27	20,097,700	18,545,603
3.875%, 11/30/27	8,844,900	8,809,569
2.750%, 2/15/28	10,145,900	9,555,057
2.875%, 5/15/28	5,240,000	4,954,967
1.000%, 7/31/28	10,742,400	9,146,766
3.125%, 11/15/28	12,759,300	12,191,575
2.625%, 2/15/29	9,196,800	8,521,454

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.375%, 5/15/29	$30,797,500	$28,061,672
2.625%, 7/31/29	32,629,200	30,124,015
1.625%, 8/15/29	1,173,000	1,019,996
1.750%, 11/15/29	3,249,400	2,841,854
1.500%, 2/15/30	3,823,800	3,265,704
0.625%, 8/15/30	21,014,800	16,586,841
1.625%, 5/15/31	23,258,400	19,631,308
1.250%, 8/15/31	5,958,900	4,851,848
1.375%, 11/15/31	10,375,500	8,475,163
1.875%, 2/15/32	6,371,700	5,421,335
2.875%, 5/15/32	1,107,900	1,024,560
2.750%, 8/15/32	19,960,900	18,230,036
4.125%, 11/15/32	4,415,900	4,518,267

Total U.S. Treasury Obligations		498,529,011

Total Long-Term Debt Securities (103.0%) (Cost $1,331,378,336)		1,233,099,331

SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
American Electric Power Co., Inc. 4.91%, 1/19/23 (n)(p)	500,000	498,709
AT&T, Inc. 6.06%, 1/3/23 (n)(p)§	400,000	399,798
Consolidated Edison Co. of New York, Inc.
4.90%, 1/20/23 (n)(p)	700,000	698,099
Constellation Brands, Inc. 5.39%, 1/10/23 (n)(p)§	500,000	499,252
Crown Castle, Inc. 5.84%, 1/5/23 (n)(p)§	500,000	499,595
Dominion Energy, Inc. 4.83%, 1/31/23 (n)(p)	900,000	896,271
Duke Energy Corp.
5.02%, 1/11/23 (n)(p)§	500,000	499,234
4.92%, 1/17/23 (n)(p)§	500,000	498,841
Enbridge US, Inc.
5.94%, 1/4/23 (n)(p)§	500,000	499,670
5.30%, 1/9/23 (n)(p)§	500,000	499,339
5.06%, 1/20/23 (n)(p)§	500,000	498,597
Fiserv, Inc. 4.92%, 1/17/23 (n)(p)	500,000	498,841
Humana, Inc.
5.15%, 1/10/23 (n)(p)	700,000	699,000
4.87%, 2/1/23 (n)(p)§	500,000	497,847
McCormick & Co., Inc. 4.89%, 1/27/23 (n)(p)§	500,000	498,173
Mercedes-Benz Finance North America LLC 4.89%, 1/30/23 (n)(p)§	500,000	497,970
National Grid North America, Inc.
4.89%, 1/23/23 (n)(p)§	600,000	598,131
4.89%, 1/24/23 (n)(p)§	500,000	498,375
Oracle Corp. 4.81%, 1/27/23 (n)(p)	500,000	498,205
Quanta Services, Inc. 5.23%, 1/19/23 (n)(p)§	250,000	249,312
Republic Services, Inc. 4.99%, 1/12/23 (n)(p)	500,000	499,170
Tampa Electric Co. 5.01%, 1/12/23 (n)(p)§	500,000	499,167
Targa Resources Corp. 4.65%, 1/13/23 (n)(p)§	500,000	499,161
TransCanada PipeLines Ltd. 4.91%, 1/19/23 (n)(p)§	500,000	498,709
Vodafone Group plc 5.55%, 1/5/23 (n)(p)§	500,000	499,615
VW Credit, Inc. 4.89%, 1/27/23 (n)(p)§	500,000	498,173
Walgreens Boots Alliance, Inc. 5.09%, 1/11/23 (n)(p)§	500,000	499,224

Total Commercial Paper		14,016,478

Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $319,371, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $325,607. (xx)	319,223	319,223
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $800,692, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $871,063. (xx)	800,000	800,000

Total Repurchase Agreements		1,119,223

U.S. Government Agency Security (0.2%)
FHLB 3.69%, 1/27/23 (o)(p)	2,500,000	2,493,093

U.S. Treasury Obligations (0.9%)
U.S. Treasury Bills 3.50%, 1/26/23 (p)(v)	7,700,000	7,680,558
4.18%, 3/30/23 (p)	300,000	296,929
4.40%, 9/7/23 (p)	2,640,800	2,562,552

Total U.S. Treasury Obligations		10,540,039

Total Short-Term Investments (2.4%) (Cost $28,177,078)		28,168,833

Total Investments in Securities (105.4%) (Cost $1,359,555,414)		1,261,268,164
Other Assets Less Liabilities (-5.4%)		(64,476,969)

Net Assets (100%)		$1,196,791,195

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $110,030,081 or 9.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $374,311.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $9,452,251 or 0.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2022.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $424,924.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $1,098,521. This was collateralized by cash of $1,119,223 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLO	—	Collateralized Loan Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MYR	—	Malaysian Ringgit
PIK	—	Payment-in Kind Security
PEN	—	Peruvian Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	22	3/2023	EUR	3,130,488	(200,392)
U.S. Treasury 2 Year Note	79	3/2023	USD	16,201,172	6,284
U.S. Treasury 5 Year Note	214	3/2023	USD	23,096,953	(10,314)
U.S. Treasury 10 Year Note	85	3/2023	USD	9,545,234	(22,694)

U.S. Treasury 10 Year Ultra Note	29	3/2023	USD	3,430,156	10,288
U.S. Treasury Ultra Bond	40	3/2023	USD	5,372,500	(112,684)

					(329,512)

Short Contracts
Euro-BTP	(4)	3/2023	EUR	(466,374)	34,360
Euro-Buxl	(3)	3/2023	EUR	(434,303)	81,596
Euro-OAT	(3)	3/2023	EUR	(408,805)	28,224
Japan 10 Year Bond	(13)	3/2023	JPY	(14,408,564)	262,915
Long Gilt	(37)	3/2023	GBP	(4,468,642)	294,330

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
U.S. Treasury 5 Year Note	(44)	3/2023	USD	(4,748,906)	1,662
U.S. Treasury Long Bond	(44)	3/2023	USD	(5,515,125)	(1,781)
U.S. Treasury Ultra Bond	(35)	3/2023	USD	(4,700,938)	(10,715)

					690,591

					361,079

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	6,660,272	USD	1,256,869	JPMorgan Chase Bank**	1/4/2023	4,606
USD	1,755,943	AUD	2,578,000	Bank of America	1/10/2023	279
GBP	196,000	USD	235,727	Bank of America	2/16/2023	1,499
JPY	31,500,000	USD	240,764	Bank of America	2/16/2023	664
PEN	621,138	USD	157,809	Deutsche Bank AG**	3/14/2023	4,705
BRL	6,660,272	USD	1,227,824	Goldman Sachs Bank USA**	4/4/2023	12,023

Total unrealized appreciation						23,776

USD	1,249,699	BRL	6,660,272	Goldman Sachs Bank USA**	1/4/2023	(11,776)
USD	530,650	DKK	3,795,000	Bank of America	1/10/2023	(15,901)
USD	7,709,511	EUR	7,414,000	JPMorgan Chase Bank	1/10/2023	(230,186)
USD	268,769	MYR	1,188,496	Goldman Sachs Bank USA**	1/18/2023	(1,206)
GBP	230,000	USD	279,312	Bank of America	2/16/2023	(934)
USD	9,617,357	GBP	8,150,000	Bank of America	2/16/2023	(246,896)
USD	105,572	GBP	89,000	JPMorgan Chase Bank	2/16/2023	(2,148)
USD	767,519	EUR	726,793	Morgan Stanley	2/27/2023	(13,393)
USD	1,430,843	PEN	5,693,323	Goldman Sachs Bank USA**	5/10/2023	(52,438)

Total unrealized depreciation						(574,878)

Net unrealized depreciation						(551,102)

**	Non-deliverable forward.

Written Put Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	70	USD (17,500,000)	USD 96.50	12/18/2023	(246,750)

Total Written Options Contracts (Premiums Received ($80,823))						(246,750)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$41,122,430	$—	$41,122,430
Collateralized Mortgage Obligations	—	26,306,027	300,293	26,606,320
Commercial Mortgage-Backed Securities	—	19,547,301	—	19,547,301
Corporate Bonds
Communication Services	—	6,936,308	—	6,936,308
Consumer Discretionary	—	8,492,245	—	8,492,245
Consumer Staples	—	2,470,024	—	2,470,024
Energy	—	5,454,168	—	5,454,168
Financials	—	38,285,307	—	38,285,307
Health Care	—	2,210,639	—	2,210,639
Industrials	—	6,410,182	—	6,410,182
Information Technology	—	7,549,798	—	7,549,798
Materials	—	2,721,483	—	2,721,483
Real Estate	—	10,346,175	—	10,346,175
Utilities	—	13,528,354	—	13,528,354
Foreign Government Securities	—	4,108,757	779	4,109,536
Forward Currency Contracts	—	23,776	—	23,776
Futures	719,659	—	—	719,659
Loan Participations
Financials	—	2,095,065	—	2,095,065
Mortgage-Backed Securities	—	98,142,185	—	98,142,185
Municipal Bonds	—	1,634,532	—	1,634,532
Short-Term Investments
Commercial Paper	—	14,016,478	—	14,016,478
Repurchase Agreements	—	1,119,223	—	1,119,223
U.S. Government Agency Security	—	2,493,093	—	2,493,093
U.S. Treasury Obligations	—	10,540,039	—	10,540,039
U.S. Government Agency Securities	—	436,908,268	—	436,908,268
U.S. Treasury Obligations	—	498,529,011	—	498,529,011

Total Assets	$719,659	$1,260,990,868	$301,072	$1,262,011,599

Liabilities:
Forward Currency Contracts	—	(574,878)	—	(574,878)
Futures	(358,580)	—	—	(358,580)
Options Written
Put Options Written	(246,750)	—	—	(246,750)

Total Liabilities	$(605,330)	$(574,878)	$—	$(1,180,208)

Total	$114,329	$1,260,415,990	$301,072	$1,260,831,391

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$719,659	*
Foreign exchange contracts	Receivables	23,776

Total		$743,435

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(605,330	)*
Foreign exchange contracts	Payables	(574,878)

Total		$(1,180,208)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$15,117	$(7,429,381)	$—	$(7,414,264)
Foreign exchange contracts	—	—	627,701	627,701

Total	$15,117	$(7,429,381)	$627,701	$(6,786,563)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(165,927)	$(92,337)	$—	$(258,264)
Foreign exchange contracts	—	—	(318,965)	(318,965)

Total	$(165,927)	$(92,337)	$(318,965)	$(577,229)

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $157,000 for 10 months, forward foreign currency contracts with an average settlement value of approximately $51,510,000 and futures contracts with an average notional balance of approximately $119,638,000 during the year ended December 31, 2022.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$2,442	$(2,442)	$—	$—
Deutsche Bank AG	4,705	—	—	4,705
Goldman Sachs Bank USA	12,023	(12,023)	—	—
JPMorgan Chase Bank	4,606	(4,606)	—	—

Total	$23,776	$(19,071)	$—	$4,705

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$263,731	$(2,442)	$(261,289)	$—
Goldman Sachs Bank USA	65,420	(12,023)	—	53,397
JPMorgan Chase Bank	232,334	(4,606)	—	227,728
Morgan Stanley	13,393	—	—	13,393

Total	$574,878	$(19,071)	$(261,289)	$294,518

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $163,635.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,475,709,598
Long-term U.S. government debt securities	453,960,654

$1,929,670,252

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,572,477,532
Long-term U.S. government debt securities	484,003,878

$2,056,481,410

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,875,616
Aggregate gross unrealized depreciation	(104,403,620)

Net unrealized depreciation	$(99,528,004)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,360,359,395

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,358,436,191)	$1,260,148,941
Repurchase Agreements (Cost $1,119,223)	1,119,223
Cash	12,605,471
Foreign cash (Cost $301,884)	297,874
Cash held as collateral at broker for futures	688,000
Receivable for securities sold	9,367,708
Dividends, interest and other receivables	7,299,668
Due from broker	916,000
Due from broker for futures variation margin	408,232
Receivable for Portfolio shares sold	92,256
Unrealized appreciation on forward foreign currency contracts	23,776
Securities lending income receivable	1,377
Other assets	5,686

Total assets	1,292,974,212

LIABILITIES
Payable for forward settling transactions	81,436,183
Payable for securities purchased	11,645,702
Payable for return of collateral on securities loaned	1,119,223
Unrealized depreciation on forward foreign currency contracts	574,878
Investment management fees payable	414,902
Payable for Portfolio shares redeemed	325,639
Options written, at value (Premiums received $80,823)	246,750
Distribution fees payable – Class IB	138,746
Administrative fees payable	133,566
Distribution fees payable – Class IA	29,243
Trustees’ fees payable	2,349
Accrued expenses	115,836

Total liabilities	96,183,017

NET ASSETS	$1,196,791,195

Net assets were comprised of:
Paid in capital	$1,359,222,137
Total distributable earnings (loss)	(162,430,942)

Net assets	$1,196,791,195

Class IA
Net asset value, offering and redemption price per share, $136,664,791 / 18,059,920 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.57

Class IB
Net asset value, offering and redemption price per share, $645,968,763 / 85,735,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.53

Class K
Net asset value, offering and redemption price per share, $414,157,641 / 54,741,443 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.57

(x)	Includes value of securities on loan of $1,098,521.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest (net of $11 foreign withholding tax)	$26,005,548
Dividends	43
Securities lending (net)	10,647

Total income	26,016,238

EXPENSES
Investment management fees	5,141,044
Distribution fees – Class IB	1,811,025
Administrative fees	1,619,075
Distribution fees – Class IA	373,585
Custodian fees	187,300
Professional fees	107,485
Printing and mailing expenses	57,468
Trustees’ fees	43,336
Miscellaneous	73,490

Total expenses	9,413,808

NET INVESTMENT INCOME (LOSS)	16,602,430

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(43,444,504)
Futures contracts	(7,429,381)
Forward foreign currency contracts	627,701
Foreign currency transactions	39,779
Options written	15,117

Net realized gain (loss)	(50,191,288)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(112,256,060)
Futures contracts	(92,337)
Forward foreign currency contracts	(318,965)
Foreign currency translations	(3,631)
Options written	(165,927)

Net change in unrealized appreciation (depreciation)	(112,836,920)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(163,028,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(146,425,778)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,602,430	$12,842,255
Net realized gain (loss)	(50,191,288)	7,323,078
Net change in unrealized appreciation (depreciation)	(112,836,920)	(52,112,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,425,778)	(31,947,624)

Distributions to shareholders:
Class IA	(1,985,626)	(2,475,848)
Class IB	(9,465,595)	(12,502,606)
Class K	(7,016,626)	(8,519,043)

Total distributions to shareholders	(18,467,847)	(23,497,497)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,269,522 and 848,494 shares, respectively ]	10,292,971	7,389,219
Capital shares issued in reinvestment of dividends and distributions [ 261,057 and 289,071 shares, respectively ]	1,985,626	2,475,848
Capital shares repurchased [ (2,995,306) and (2,578,449) shares, respectively ]	(23,803,678)	(22,465,670)

Total Class IA transactions	(11,525,081)	(12,600,603)

Class IB
Capital shares sold [ 6,112,067 and 12,430,567 shares, respectively ]	49,030,599	108,027,482
Capital shares issued in reinvestment of dividends and distributions [ 1,249,877 and 1,466,081 shares, respectively ]	9,465,595	12,502,606
Capital shares repurchased [ (20,275,347) and (17,498,156) shares, respectively ]	(160,527,666)	(152,065,144)

Total Class IB transactions	(102,031,472)	(31,535,056)

Class K
Capital shares sold [ 3,968,112 and 12,762,631 shares, respectively ]	31,052,979	112,049,396
Capital shares issued in reinvestment of dividends and distributions [ 921,014 and 995,015 shares, respectively ]	7,016,626	8,519,043
Capital shares repurchased [ (8,130,184) and (7,020,462) shares, respectively ]	(65,144,351)	(61,277,025)

Total Class K transactions	(27,074,746)	59,291,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(140,631,299)	15,155,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	(305,524,924)	(40,289,366)
NET ASSETS:
Beginning of year	1,502,316,119	1,542,605,485

End of year	$1,196,791,195	$1,502,316,119

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.55	$8.86	$8.67	$8.34	$8.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.07	0.11	0.15	0.13
Net realized and unrealized gain (loss)	(0.96)	(0.25)	0.41	0.32	(0.12)

Total from investment operations	(0.87)	(0.18)	0.52	0.47	0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	(0.12)	(0.14)	(0.15)
Distributions from net realized gains	(0.06)	(0.06)	(0.21)	—	—

Total dividends and distributions	(0.11)	(0.13)	(0.33)	(0.14)	(0.15)

Net asset value, end of year	$7.57	$8.55	$8.86	$8.67	$8.34

Total return	(10.18)%	(2.05)%	5.96%	5.60%	0.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$136,665	$166,921	$185,857	$182,842	$180,841
Ratio of expenses to average net assets (f)	0.80%	0.79%	0.80%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets (f)	1.18%	0.75%	1.19%	1.76%	1.58%
Portfolio turnover rate^	142%	111%	173%	181%	204%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.51	$8.83	$8.64	$8.31	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.07	0.11	0.15	0.13
Net realized and unrealized gain (loss)	(0.96)	(0.26)	0.41	0.32	(0.11)

Total from investment operations	(0.87)	(0.19)	0.52	0.47	0.02

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	(0.12)	(0.14)	(0.15)
Distributions from net realized gains	(0.06)	(0.06)	(0.21)	—	—

Total dividends and distributions	(0.11)	(0.13)	(0.33)	(0.14)	(0.15)

Net asset value, end of year	$7.53	$8.51	$8.83	$8.64	$8.31

Total return	(10.23)%	(2.18)%	5.98%	5.62%	0.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$645,969	$839,764	$902,619	$907,886	$958,785
Ratio of expenses to average net assets (f)	0.80%	0.79%	0.80%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets (f)	1.18%	0.75%	1.19%	1.76%	1.58%
Portfolio turnover rate^	142%	111%	173%	181%	204%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.55	$8.86	$8.67	$8.34	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.09	0.13	0.17	0.15
Net realized and unrealized gain (loss)	(0.96)	(0.25)	0.41	0.32	(0.11)

Total from investment operations	(0.85)	(0.16)	0.54	0.49	0.04

Less distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.14)	(0.16)	(0.17)
Distributions from net realized gains	(0.06)	(0.06)	(0.21)	—	—

Total dividends and distributions	(0.13)	(0.15)	(0.35)	(0.16)	(0.17)

Net asset value, end of year	$7.57	$8.55	$8.86	$8.67	$8.34

Total return	(9.95)%	(1.83)%	6.22%	5.86%	0.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$414,158	$495,632	$454,130	$509,918	$384,658
Ratio of expenses to average net assets (f)	0.55%	0.54%	0.55%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets (f)	1.44%	0.98%	1.45%	2.01%	1.83%
Portfolio turnover rate^	142%	111%	173%	181%	204%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(19.76)%	4.18%	8.78%
Portfolio – Class IB Shares	(19.80)	4.18	8.77
Portfolio – Class K Shares	(19.55)	4.45	9.05
Russell 2000® Index	(20.44)	4.13	9.01

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (19.80)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 2000® Index, which returned (20.44)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sector that contributed the most to performance was Energy.

•	The stocks that contributed most to performance were Antero Resources Corp., PBF Energy, Inc., Madrigal Pharmaceuticals, Inc., Halozyme Therapeutics, Inc. and Helmerich & Payne, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Technology, Health Care, Consumer Discretionary, Financials and Industrials.

•	The stocks that detracted most from performance were Synaptics, Inc., AMC Entertainment Holdings, Inc., Omnicell, Inc., Intellia Therapeutics, Inc. and Rapid7, Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Financials	17.0%
Health Care	16.5
Industrials	15.4
Information Technology	12.6
Consumer Discretionary	10.4
Energy	6.7
Real Estate	6.3
Materials	4.2
Repurchase Agreements	4.1
Consumer Staples	3.6
Utilities	3.5
Communication Services	2.6
Investment Company	0.4
Cash and Other	(3.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1337

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,041.40	$3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.05	3.19
Class IB
Actual	1,000.00	1,041.30	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.05	3.19
Class K
Actual	1,000.00	1,043.00	1.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.92

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1338

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	6,600	$212,322
ATN International, Inc.	5,200	235,612
Bandwidth, Inc., Class A*	13,200	302,940
Charge Enterprises, Inc. (x)*	68,900	85,436
Cogent Communications Holdings, Inc.	23,425	1,337,099
Consolidated Communications Holdings, Inc.*	38,541	137,977
EchoStar Corp., Class A*	21,400	356,952
Globalstar, Inc. (x)*	315,400	419,482
IDT Corp., Class B*	10,100	284,517
Iridium Communications, Inc.*	68,200	3,505,480
Liberty Latin America Ltd., Class A*	24,100	181,473
Liberty Latin America Ltd., Class C*	87,619	665,904
Ooma, Inc.*	12,500	170,250
Radius Global Infrastructure, Inc.*	30,000	354,600

		8,250,044

Entertainment (0.3%)
Cinemark Holdings, Inc.*	62,100	537,786
IMAX Corp.*	27,100	397,286
Liberty Media Corp.-Liberty Braves, Class A*	8,500	277,695
Liberty Media Corp.-Liberty Braves, Class C*	18,200	586,586
Lions Gate Entertainment Corp., Class A*	30,300	173,013
Lions Gate Entertainment Corp., Class B*	59,900	325,257
Madison Square Garden Entertainment Corp.*	14,716	661,779
Marcus Corp. (The) (x)	12,700	182,753
Playstudios, Inc.*	11,900	46,172
Reservoir Media, Inc.*	2,900	17,313
Skillz, Inc. (x)*	162,000	82,053

		3,287,693

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)*	1,700	18,037
Bumble, Inc., Class A*	43,500	915,675
Cargurus, Inc.*	50,100	701,901
Cars.com, Inc.*	41,400	570,078
DHI Group, Inc.*	9,100	48,139
Eventbrite, Inc., Class A*	36,900	216,234
EverQuote, Inc., Class A*	13,400	197,516
fuboTV, Inc. (x)*	68,300	118,842
Leafly Holdings, Inc. (x)*	1,700	1,108
MediaAlpha, Inc., Class A*	7,200	71,640
Outbrain, Inc.*	9,600	34,752
QuinStreet, Inc.*	21,800	312,830
Shutterstock, Inc.	11,000	579,920
TrueCar, Inc.*	48,000	120,480
Vimeo, Inc.*	72,200	247,646
Vinco Ventures, Inc. (x)*	109,800	50,947
Wejo Group Ltd. (x)*	10,100	4,858
Yelp, Inc.*	44,800	1,224,832
Ziff Davis, Inc.*	23,478	1,857,110
ZipRecruiter, Inc., Class A*	40,300	661,726

		7,954,271

Media (0.8%)
AdTheorent Holding Co., Inc. (x)*	6,600	10,956
Advantage Solutions, Inc.*	37,600	78,208
AMC Networks, Inc., Class A*	15,400	241,318
Audacy, Inc. (x)*	63,400	14,271
Boston Omaha Corp., Class A*	8,500	225,250
Cardlytics, Inc.*	24,300	140,454
Clear Channel Outdoor Holdings, Inc.*	188,600	198,030
Cumulus Media, Inc., Class A*	3,000	18,630
Daily Journal Corp.*	700	175,357
Entravision Communications Corp., Class A	40,300	193,440
EW Scripps Co. (The), Class A*	34,512	455,213
Gambling.com Group Ltd.*	1,100	10,065
Gannett Co., Inc. (x)*	60,889	123,605
Gray Television, Inc.	44,400	496,836
iHeartMedia, Inc., Class A*	58,100	356,153
Innovid Corp. (x)*	21,600	36,936
Integral Ad Science Holding Corp.*	24,800	217,992
John Wiley & Sons, Inc., Class A	22,500	901,350
Loyalty Ventures, Inc. (x)*	10,900	26,269
Magnite, Inc.*	60,023	635,644
PubMatic, Inc., Class A*	21,000	269,010
Scholastic Corp.	14,960	590,322
Sinclair Broadcast Group, Inc., Class A	30,200	468,402
Stagwell, Inc.*	24,000	149,040
TechTarget, Inc.*	15,200	669,712
TEGNA, Inc.	121,900	2,583,061
Thryv Holdings, Inc.*	9,300	176,700
Urban One, Inc.*	2,000	7,520
Urban One, Inc., Class A*	9,400	42,770
WideOpenWest, Inc.*	33,100	301,541

		9,814,055

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	383,760
KORE Group Holdings, Inc. (x)*	1,600	2,016
Shenandoah Telecommunications Co.	26,948	427,934
Telephone and Data Systems, Inc.	52,500	550,725
United States Cellular Corp.*	8,200	170,970

		1,535,405

Total Communication Services		30,841,468

Consumer Discretionary (10.4%)
Auto Components (1.4%)
Adient plc*	49,900	1,731,031
American Axle & Manufacturing Holdings, Inc.*	62,675	490,119
Dana, Inc.	86,065	1,302,163
Dorman Products, Inc.*	15,300	1,237,311
Fox Factory Holding Corp.*	22,600	2,061,798
Gentherm, Inc.*	16,900	1,103,401
Goodyear Tire & Rubber Co. (The) (x)*	164,623	1,670,923
Holley, Inc.*	15,700	33,284
LCI Industries	13,470	1,245,302
Luminar Technologies, Inc. (x)*	120,400	595,980
Modine Manufacturing Co.*	23,300	462,738

See Notes to Financial Statements.

1339

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Motorcar Parts of America, Inc.*	9,900	$117,414
Patrick Industries, Inc.	13,825	837,795
Solid Power, Inc. (x)*	68,000	172,720
Standard Motor Products, Inc.	12,900	448,920
Stoneridge, Inc.*	13,300	286,748
Visteon Corp.*	16,100	2,106,363
XPEL, Inc. (m)*	9,300	558,558

		16,462,568

Automobiles (0.1%)
Canoo, Inc. (x)*	147,000	180,810
Faraday Future Intelligent Electric, Inc. (x)*	27,500	7,983
Fisker, Inc. (x)*	82,400	599,048
Lordstown Motors Corp. (x)*	58,200	66,348
Winnebago Industries, Inc.	17,446	919,404
Workhorse Group, Inc. (x)*	53,300	81,016

		1,854,609

Distributors (0.0%)†
Funko, Inc., Class A*	12,500	136,375

Diversified Consumer Services (0.9%)
2U, Inc.*	37,200	233,244
Adtalem Global Education, Inc.*	22,600	802,300
American Public Education, Inc.*	5,907	72,597
Carriage Services, Inc.	6,400	176,256
Chegg, Inc.*	62,700	1,584,429
Coursera, Inc.*	56,900	673,127
Duolingo, Inc.*	11,900	846,447
European Wax Center, Inc., Class A (x)	14,900	185,505
Frontdoor, Inc.*	41,700	867,360
Graham Holdings Co., Class B	2,100	1,268,841
Laureate Education, Inc., Class A	60,100	578,162
OneSpaWorld Holdings Ltd.*	23,500	219,255
Perdoceo Education Corp.*	38,800	539,320
Rover Group, Inc. (x)*	15,400	56,518
Strategic Education, Inc.	12,764	999,676
Stride, Inc.*	23,284	728,324
Udemy, Inc.*	36,400	384,020
Vivint Smart Home, Inc.*	49,200	585,480
WW International, Inc.*	26,700	103,062

		10,903,923

Hotels, Restaurants & Leisure (2.4%)
Accel Entertainment, Inc.*	17,500	134,750
Bally’s Corp. (x)*	13,300	257,754
Biglari Holdings, Inc., Class B*	391	54,271
BJ’s Restaurants, Inc.*	12,134	320,095
Bloomin’ Brands, Inc.	60,200	1,211,224
Bluegreen Vacations Holding Corp.	5,209	130,016
Bowlero Corp. (x)*	25,900	349,132
Brinker International, Inc.*	25,400	810,514
Century Casinos, Inc.*	5,700	40,071
Cheesecake Factory, Inc. (The) (x)	25,821	818,784
Chuy’s Holdings, Inc.*	8,900	251,870
Cracker Barrel Old Country Store, Inc.	13,801	1,307,507
Dave & Buster’s Entertainment, Inc.*	24,200	857,648
Denny’s Corp.*	40,300	371,163
Dine Brands Global, Inc.	11,381	735,212
El Pollo Loco Holdings, Inc.	16,700	166,332
Everi Holdings, Inc.*	37,000	530,950
F45 Training Holdings, Inc. (x)*	2,700	7,695
First Watch Restaurant Group, Inc.*	5,000	67,650
Golden Entertainment, Inc.*	6,400	239,360
Hilton Grand Vacations, Inc.*	49,400	1,903,876
International Game Technology plc	57,600	1,306,368
Jack in the Box, Inc.	14,339	978,350
Krispy Kreme, Inc. (x)	43,221	446,041
Kura Sushi USA, Inc., Class A*	700	33,376
Life Time Group Holdings, Inc.*	17,000	203,320
Light & Wonder, Inc.*	49,900	2,924,140
Lindblad Expeditions Holdings, Inc. (x)*	11,800	90,860
Monarch Casino & Resort, Inc.*	6,700	515,163
NEOGAMES SA*	5,700	69,483
Noodles & Co., Class A*	8,300	45,567
Papa John’s International, Inc.	18,742	1,542,654
Portillo’s, Inc., Class A (x)*	9,400	153,408
RCI Hospitality Holdings, Inc.	800	74,552
Red Rock Resorts, Inc., Class A	27,200	1,088,272
Rush Street Interactive, Inc.*	27,300	98,007
Ruth’s Hospitality Group, Inc.	9,300	143,964
SeaWorld Entertainment, Inc.*	28,600	1,530,386
Shake Shack, Inc., Class A*	20,300	843,059
Sonder Holdings, Inc. (x)*	13,000	16,120
Sweetgreen, Inc., Class A (x)*	44,891	384,716
Target Hospitality Corp.*	23,200	351,248
Texas Roadhouse, Inc.	34,518	3,139,412
Vacasa, Inc., Class A (x)*	17,600	22,176
Wingstop, Inc.	16,700	2,298,254
Xponential Fitness, Inc., Class A*	1,600	36,688

		28,901,458

Household Durables (1.6%)
Beazer Homes USA, Inc.*	7,300	93,148
Cavco Industries, Inc.*	5,000	1,131,250
Century Communities, Inc.	15,100	755,151
Dream Finders Homes, Inc., Class A (x)*	4,700	40,702
Ethan Allen Interiors, Inc.	9,554	252,417
GoPro, Inc., Class A*	57,400	285,852
Green Brick Partners, Inc. (x)*	14,800	358,604
Helen of Troy Ltd.*	12,298	1,363,971
Installed Building Products, Inc.	13,300	1,138,480
iRobot Corp. (x)*	16,000	770,080
KB Home	48,200	1,535,170
La-Z-Boy, Inc.	28,309	646,011
Legacy Housing Corp.*	2,100	39,816
LGI Homes, Inc.*	13,000	1,203,800
Lifetime Brands, Inc.	4,300	32,637
Lovesac Co. (The)*	7,200	158,472
M.D.C. Holdings, Inc.	30,274	956,658
M/I Homes, Inc.*	16,300	752,734
Meritage Homes Corp.*	22,139	2,041,216
Purple Innovation, Inc. (x)*	26,000	124,540
Skyline Champion Corp.*	28,700	1,478,337
Snap One Holdings Corp. (x)*	4,000	29,640
Sonos, Inc.*	65,753	1,111,226
Taylor Morrison Home Corp., Class A*	56,920	1,727,522

See Notes to Financial Statements.

1340

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Traeger, Inc.*	6,200	$17,484
Tri Pointe Homes, Inc.*	61,101	1,135,868
Tupperware Brands Corp.*	28,500	117,990
Universal Electronics, Inc.*	4,500	93,645
Vizio Holding Corp., Class A*	35,400	262,314
Vuzix Corp. (x)*	30,500	111,020
Weber, Inc., Class A (x)	34,700	279,335

		20,045,090

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	10,000	95,600
CarParts.com, Inc.*	24,500	153,370
ContextLogic, Inc., Class A*	286,900	139,921
Duluth Holdings, Inc., Class B (x)*	1,700	10,506
Groupon, Inc. (x)*	12,315	105,663
Lands’ End, Inc.*	2,700	20,493
Liquidity Services, Inc.*	11,600	163,096
Overstock.com, Inc.*	23,300	451,088
PetMed Express, Inc. (x)	4,700	83,190
Porch Group, Inc. (x)*	39,100	73,508
Poshmark, Inc., Class A*	19,600	350,448
Quotient Technology, Inc.*	48,400	166,012
Qurate Retail, Inc.*	176,500	287,695
RealReal, Inc. (The) (x)*	4,800	6,000
Revolve Group, Inc. (x)*	18,600	414,036
Stitch Fix, Inc., Class A*	32,600	101,386
Vivid Seats, Inc., Class A (x)*	21,800	159,140
Xometry, Inc., Class A (x)*	17,500	564,025

		3,345,177

Leisure Products (0.4%)
Acushnet Holdings Corp.	20,000	849,200
Clarus Corp. (x)	20,124	157,772
Johnson Outdoors, Inc., Class A	2,700	178,524
Latham Group, Inc.*	24,000	77,280
Malibu Boats, Inc., Class A*	12,000	639,600
Marine Products Corp.	1,900	22,363
MasterCraft Boat Holdings, Inc.*	3,600	93,132
Smith & Wesson Brands, Inc.	22,035	191,264
Sturm Ruger & Co., Inc.	10,700	541,634
Topgolf Callaway Brands Corp.*	70,563	1,393,619
Vista Outdoor, Inc.*	28,200	687,234

		4,831,622

Multiline Retail (0.1%)
Big Lots, Inc.	18,000	264,600
Dillard’s, Inc., Class A (x)	2,100	678,720
Franchise Group, Inc. (x)	14,700	350,154

		1,293,474

Specialty Retail (2.5%)
Aaron’s Co., Inc. (The)	14,300	170,885
Abercrombie & Fitch Co., Class A*	39,500	904,945
Academy Sports & Outdoors, Inc.	39,400	2,070,076
American Eagle Outfitters, Inc.	79,000	1,102,840
America’s Car-Mart, Inc.*	2,500	180,650
Arko Corp.	53,500	463,310
Asbury Automotive Group, Inc.*	11,542	2,068,903
Bed Bath & Beyond, Inc. (x)*	56,900	142,819
Boot Barn Holdings, Inc.*	15,700	981,564
Buckle, Inc. (The)	11,489	521,026
Caleres, Inc.	18,863	420,268
Camping World Holdings, Inc., Class A (x)	19,000	424,080
Cato Corp. (The), Class A	13,523	126,169
Chico’s FAS, Inc.*	46,200	227,304
Children’s Place, Inc. (The)*	7,700	280,434
Citi Trends, Inc.*	5,100	135,048
Conn’s, Inc.*	7,900	54,352
Designer Brands, Inc., Class A	33,300	325,674
EVgo, Inc. (x)*	57,000	254,790
Foot Locker, Inc.	41,900	1,583,401
Genesco, Inc.*	6,657	306,355
Group 1 Automotive, Inc.	8,937	1,611,967
GrowGeneration Corp. (x)*	28,000	109,760
Guess?, Inc. (x)	21,900	453,111
Haverty Furniture Cos., Inc.	6,100	182,390
Hibbett, Inc.	6,255	426,716
LL Flooring Holdings, Inc.*	8,200	46,084
MarineMax, Inc.*	11,500	359,030
Monro, Inc.	17,704	800,221
Murphy USA, Inc.	11,900	3,326,526
National Vision Holdings, Inc.*	44,892	1,740,014
ODP Corp. (The)*	22,200	1,010,988
OneWater Marine, Inc., Class A*	100	2,860
Party City Holdco, Inc. (x)*	57,300	20,943
Rent-A-Center, Inc.	34,203	771,278
Sally Beauty Holdings, Inc.*	68,800	861,376
Shoe Carnival, Inc.	13,000	310,830
Signet Jewelers Ltd.	27,100	1,842,800
Sleep Number Corp.*	12,400	322,152
Sonic Automotive, Inc., Class A	14,925	735,355
Sportsman’s Warehouse Holdings, Inc.*	16,100	151,501
Tilly’s, Inc., Class A*	2,700	24,435
Torrid Holdings, Inc. (x)*	6,200	18,352
TravelCenters of America, Inc.*	6,600	295,548
Urban Outfitters, Inc.*	40,000	954,000
Warby Parker, Inc., Class A (x)*	42,100	567,929
Winmark Corp.	800	188,664
Zumiez, Inc.*	3,000	65,220

		29,944,943

Textiles, Apparel & Luxury Goods (0.7%)
Allbirds, Inc., Class A (x)*	19,900	48,158
Crocs, Inc.*	31,334	3,397,546
Ermenegildo Zegna NV (x)	8,100	84,807
Fossil Group, Inc.*	600	2,586
G-III Apparel Group Ltd.*	24,300	333,153
Kontoor Brands, Inc.	25,200	1,007,748
Movado Group, Inc.	6,200	199,950
Oxford Industries, Inc.	8,800	819,984
PLBY Group, Inc. (x)*	12,600	34,650
Rocky Brands, Inc.	100	2,362
Steven Madden Ltd.	48,610	1,553,576
Unifi, Inc.*	10,500	90,405
Wolverine World Wide, Inc.	45,080	492,724

		8,067,649

Total Consumer Discretionary		125,786,888

Consumer Staples (3.6%)
Beverages (0.6%)
Celsius Holdings, Inc.*	27,400	2,850,696
Coca-Cola Consolidated, Inc.	2,700	1,383,372

See Notes to Financial Statements.

1341

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Duckhorn Portfolio, Inc. (The) (x)*	12,700	$210,439
MGP Ingredients, Inc.	6,400	680,832
National Beverage Corp.*	10,900	507,177
Primo Water Corp.	90,700	1,409,478
Vintage Wine Estates, Inc. (x)*	4,800	15,648
Vita Coco Co., Inc. (The)*	13,700	189,334

		7,246,976

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,309	570,652
Chefs’ Warehouse, Inc. (The)*	15,200	505,856
HF Foods Group, Inc.*	9,400	38,164
Ingles Markets, Inc., Class A	9,600	926,016
Natural Grocers by Vitamin Cottage, Inc.	12,800	116,992
PriceSmart, Inc.	11,552	702,130
Rite Aid Corp.*	29,494	98,510
SpartanNash Co.	16,870	510,149
Sprouts Farmers Market, Inc.*	61,700	1,997,229
United Natural Foods, Inc.*	28,688	1,110,512
Village Super Market, Inc., Class A	6,000	139,740
Weis Markets, Inc.	8,451	695,433

		7,411,383

Food Products (1.2%)
Alico, Inc.	600	14,322
AppHarvest, Inc. (x)*	40,300	22,866
B&G Foods, Inc. (x)	37,900	422,585
Benson Hill, Inc. (x)*	40,100	102,255
Beyond Meat, Inc. (x)*	31,000	381,610
BRC, Inc., Class A (x)*	17,800	108,758
Calavo Growers, Inc.	8,900	261,660
Cal-Maine Foods, Inc.	17,484	952,004
Fresh Del Monte Produce, Inc.	18,604	487,239
Hain Celestial Group, Inc. (The)*	37,900	613,222
Hostess Brands, Inc.*	69,300	1,555,092
J & J Snack Foods Corp.	8,703	1,302,926
John B Sanfilippo & Son, Inc.	3,000	243,960
Lancaster Colony Corp.	10,837	2,138,140
Lifecore Biomedical, Inc.*	16,200	104,976
Local Bounti Corp. (x)*	1,400	1,946
Mission Produce, Inc.*	11,200	130,144
Seneca Foods Corp., Class A*	6,600	402,270
Simply Good Foods Co. (The)*	48,000	1,825,440
Sovos Brands, Inc.*	15,700	225,609
SunOpta, Inc.*	49,200	415,248
Tattooed Chef, Inc. (x)*	42,300	52,029
Tootsie Roll Industries, Inc.	7,944	338,176
TreeHouse Foods, Inc.*	27,000	1,333,260
Utz Brands, Inc.	30,600	485,316
Vital Farms, Inc.*	7,900	117,868
Whole Earth Brands, Inc.*	1,500	6,105

		14,045,026

Household Products (0.3%)
Central Garden & Pet Co.*	5,000	187,250
Central Garden & Pet Co., Class A*	23,833	853,221
Energizer Holdings, Inc.	35,300	1,184,315
WD-40 Co.	8,327	1,342,396

		3,567,182

Personal Products (0.7%)
Beauty Health Co. (The) (x)*	44,200	402,220
BellRing Brands, Inc.*	68,415	1,754,161
e.l.f. Beauty, Inc.*	24,600	1,360,380
Edgewell Personal Care Co.	30,300	1,167,762
Herbalife Nutrition Ltd.*	49,900	742,512
Honest Co., Inc. (The)*	45,400	136,654
Inter Parfums, Inc.	9,200	887,984
Medifast, Inc.	6,100	703,635
Nature’s Sunshine Products, Inc.*	2,400	19,968
Nu Skin Enterprises, Inc., Class A	25,800	1,087,728
Thorne HealthTech, Inc.*	600	2,178
USANA Health Sciences, Inc.*	7,100	377,720
Veru, Inc. (x)*	33,700	177,936

		8,820,838

Tobacco (0.2%)
22nd Century Group, Inc. (x)*	20,800	19,146
Turning Point Brands, Inc.	10,000	216,300
Universal Corp.	14,253	752,701
Vector Group Ltd.	78,308	928,733

		1,916,880

Total Consumer Staples		43,008,285

Energy (6.7%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	71,400	641,172
Borr Drilling Ltd.*	67,800	336,966
Bristow Group, Inc.*	8,566	232,396
Cactus, Inc., Class A	30,800	1,548,008
ChampionX Corp.	107,900	3,128,021
Diamond Offshore Drilling, Inc.*	50,400	524,160
DMC Global, Inc.*	12,200	237,168
Dril-Quip, Inc.*	21,800	592,306
Expro Group Holdings NV*	39,049	707,958
Helix Energy Solutions Group, Inc.*	79,900	589,662
Helmerich & Payne, Inc.	54,700	2,711,479
Liberty Energy, Inc., Class A	72,000	1,152,720
Nabors Industries Ltd.*	3,600	557,532
National Energy Services Reunited Corp.*	17,800	123,532
Newpark Resources, Inc.*	57,902	240,293
NexTier Oilfield Solutions, Inc.*	91,536	845,793
Noble Corp. plc*	37,853	1,427,437
Oceaneering International, Inc.*	55,500	970,695
Oil States International, Inc.*	41,400	308,844
Patterson-UTI Energy, Inc.	106,300	1,790,092
ProFrac Holding Corp., Class A (x)*	7,800	196,560
ProPetro Holding Corp.*	45,500	471,835
RPC, Inc.	37,300	331,597
Select Energy Services, Inc., Class A	37,900	350,196
Solaris Oilfield Infrastructure, Inc., Class A	21,200	210,516
TETRA Technologies, Inc.*	53,500	185,110
Tidewater, Inc.*	21,450	790,432
US Silica Holdings, Inc.*	39,800	497,500
Valaris Ltd.*	30,700	2,075,934
Weatherford International plc*	35,600	1,812,752

		25,588,666

See Notes to Financial Statements.

1342

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (4.6%)
Aemetis, Inc. (x)*	23,100	$91,476
Alto Ingredients, Inc. (x)*	68,700	197,856
Amplify Energy Corp.*	13,300	116,907
Arch Resources, Inc.	8,700	1,242,273
Ardmore Shipping Corp.*	19,700	283,877
Battalion Oil Corp.*	700	6,797
Berry Corp.	38,200	305,600
California Resources Corp.	43,700	1,901,387
Callon Petroleum Co.*	24,400	904,996
Centrus Energy Corp., Class A*	5,700	185,136
Chord Energy Corp.	22,329	3,054,830
Civitas Resources, Inc.	37,206	2,155,344
Clean Energy Fuels Corp.*	90,259	469,347
CNX Resources Corp.*	110,600	1,862,504
Comstock Resources, Inc.	47,600	652,596
CONSOL Energy, Inc.	16,700	1,085,500
Crescent Energy Co., Class A (x)	16,240	194,718
CVR Energy, Inc.	20,900	655,006
Delek US Holdings, Inc.	33,827	913,329
Denbury, Inc.*	26,200	2,279,924
DHT Holdings, Inc.	61,900	549,672
Dorian LPG Ltd.	21,738	411,935
Earthstone Energy, Inc., Class A (x)*	21,300	303,099
Empire Petroleum Corp.*	1,600	19,680
Energy Fuels, Inc. (x)*	75,100	466,371
Equitrans Midstream Corp.	212,500	1,423,750
Excelerate Energy, Inc., Class A	9,300	232,965
FLEX LNG Ltd. (x)	14,400	470,736
Frontline Ltd. (x)	68,400	830,376
Gevo, Inc. (x)*	101,300	192,470
Golar LNG Ltd.*	55,400	1,262,566
Green Plains, Inc.*	26,600	811,300
Gulfport Energy Corp.*	6,000	441,840
HighPeak Energy, Inc. (x)	9,600	219,552
International Seaways, Inc.	24,804	918,244
Jura Energy Corp.*	690	28
Kinetik Holdings, Inc. (x)	7,000	231,560
Kosmos Energy Ltd.*	234,000	1,488,240
Laredo Petroleum, Inc.*	6,600	339,372
Magnolia Oil & Gas Corp., Class A	88,200	2,068,290
Matador Resources Co.	58,900	3,371,436
Murphy Oil Corp.	76,100	3,273,061
NACCO Industries, Inc., Class A	600	22,800
NextDecade Corp. (x)*	28,100	138,814
Nordic American Tankers Ltd. (x)	131,701	403,005
Northern Oil and Gas, Inc. (x)	31,500	970,830
Par Pacific Holdings, Inc.*	23,900	555,675
PBF Energy, Inc., Class A	56,000	2,283,680
Peabody Energy Corp.*	59,400	1,569,348
Permian Resources Corp.	94,000	883,600
Ranger Oil Corp.	10,800	436,644
REX American Resources Corp.*	9,900	315,414
Riley Exploration Permian, Inc. (x)	3,300	97,119
Ring Energy, Inc. (x)*	58,900	144,894
SandRidge Energy, Inc.*	13,000	221,390
Scorpio Tankers, Inc.	25,930	1,394,256
SFL Corp. Ltd.	51,605	475,798
SilverBow Resources, Inc. (x)*	9,800	277,144
Sitio Royalties Corp. (x)	31,566	910,676
SM Energy Co.	61,700	2,149,011
Talos Energy, Inc.*	33,300	628,704
Teekay Corp.*	15,800	71,732
Teekay Tankers Ltd., Class A*	10,500	323,505
Tellurian, Inc. (x)*	257,200	432,096
Uranium Energy Corp. (x)*	166,600	646,408
Ur-Energy, Inc. (x)*	30,000	34,500
VAALCO Energy, Inc. (x)	47,200	215,232
Vertex Energy, Inc. (x)*	29,500	182,900
W&T Offshore, Inc.*	78,444	437,718
World Fuel Services Corp.	37,600	1,027,608

		55,136,447

Total Energy		80,725,113

Financials (17.0%)
Banks (9.6%)
1st Source Corp.	5,872	311,744
ACNB Corp.	1,200	47,772
Amalgamated Financial Corp.	9,000	207,360
Amerant Bancorp, Inc.	13,500	362,340
American National Bankshares, Inc.	4,900	180,957
Ameris Bancorp	37,094	1,748,611
Arrow Financial Corp.	7,304	247,606
Associated Banc-Corp.	78,600	1,814,874
Atlantic Union Bankshares Corp.	40,774	1,432,798
Banc of California, Inc.	20,600	328,158
BancFirst Corp.	9,900	872,982
Bancorp, Inc. (The)*	29,900	848,562
Bank First Corp. (x)	2,200	204,204
Bank of Marin Bancorp	5,800	190,704
Bank of NT Butterfield & Son Ltd. (The)	31,000	924,110
BankUnited, Inc.	43,400	1,474,298
Bankwell Financial Group, Inc.	300	8,829
Banner Corp.	17,800	1,124,960
Bar Harbor Bankshares	7,446	238,570
BayCom Corp.	2,300	43,654
BCB Bancorp, Inc.	2,500	44,975
Berkshire Hills Bancorp, Inc.	25,770	770,523
Blue Ridge Bankshares, Inc.	800	9,992
Brookline Bancorp, Inc.	40,177	568,505
Business First Bancshares, Inc.	3,000	66,420
Byline Bancorp, Inc.	9,700	222,809
Cadence Bank	91,780	2,263,295
Cambridge Bancorp	1,800	149,508
Camden National Corp.	6,350	264,731
Capital Bancorp, Inc.	700	16,478
Capital City Bank Group, Inc.	6,600	214,500
Capstar Financial Holdings, Inc.	2,700	47,682
Carter Bankshares, Inc.*	4,400	72,996
Cathay General Bancorp	42,247	1,723,255
Central Pacific Financial Corp.	8,900	180,492
Citizens & Northern Corp.	6,102	139,492
City Holding Co.	8,550	795,920
Civista Bancshares, Inc.	1,300	28,613
CNB Financial Corp.	7,700	183,183
Coastal Financial Corp.*	2,200	104,544
Colony Bankcorp, Inc.	1,000	12,690
Columbia Banking System, Inc.	41,255	1,243,013
Community Bank System, Inc.	28,302	1,781,611
Community Trust Bancorp, Inc.	6,025	276,728
ConnectOne Bancorp, Inc.	15,300	370,413
CrossFirst Bankshares, Inc.*	15,100	187,391

See Notes to Financial Statements.

1343

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Customers Bancorp, Inc.*	13,600	$385,424
CVB Financial Corp.	76,087	1,959,240
Dime Community Bancshares, Inc.	17,832	567,593
Eagle Bancorp, Inc.	15,450	680,881
Eastern Bankshares, Inc.	93,258	1,608,700
Enterprise Bancorp, Inc.	5,300	187,090
Enterprise Financial Services Corp.	17,927	877,706
Equity Bancshares, Inc., Class A	6,500	212,355
Esquire Financial Holdings, Inc.	700	30,282
Farmers & Merchants Bancorp, Inc. (x)	3,500	95,130
Farmers National Banc Corp.	14,200	200,504
FB Financial Corp.	19,016	687,238
Financial Institutions, Inc.	7,300	177,828
First Bancorp (Nasdaq Stock Exchange)	16,410	703,004
First Bancorp (Quotrix Stock Exchange)	98,900	1,258,008
First Bancorp, Inc. (The)	5,419	162,245
First Bancshares, Inc. (The)	7,100	227,271
First Bank	400	5,504
First Busey Corp.	29,559	730,698
First Business Financial Services, Inc.	600	21,930
First Commonwealth Financial Corp.	51,413	718,240
First Community Bankshares, Inc.	6,800	230,520
First Financial Bancorp	54,043	1,309,462
First Financial Bankshares, Inc.	73,748	2,536,931
First Financial Corp.	4,400	202,752
First Foundation, Inc.	25,400	363,982
First Guaranty Bancshares, Inc. (x)	200	4,690
First Internet Bancorp	4,400	106,832
First Interstate BancSystem, Inc., Class A	55,466	2,143,761
First Merchants Corp.	28,377	1,166,578
First Mid Bancshares, Inc.	9,400	301,552
First of Long Island Corp. (The)	10,375	186,750
First Western Financial, Inc.*	300	8,445
Five Star Bancorp	1,500	40,860
Flushing Financial Corp.	10,242	198,490
Fulton Financial Corp.	100,400	1,689,732
FVCBankcorp, Inc.*	700	13,349
German American Bancorp, Inc.	11,850	442,005
Glacier Bancorp, Inc.	57,638	2,848,470
Great Southern Bancorp, Inc.	4,230	251,643
Guaranty Bancshares, Inc.	2,490	86,254
Hancock Whitney Corp.	49,287	2,384,998
Hanmi Financial Corp.	9,400	232,650
HarborOne Bancorp, Inc.	14,124	196,324
HBT Financial, Inc.	2,600	50,882
Heartland Financial USA, Inc.	20,200	941,724
Heritage Commerce Corp.	30,500	396,500
Heritage Financial Corp.	26,162	801,604
Hilltop Holdings, Inc.	25,900	777,259
Home BancShares, Inc.	95,901	2,185,584
HomeStreet, Inc.	10,200	281,316
HomeTrust Bancshares, Inc.	8,000	193,360
Hope Bancorp, Inc.	74,114	949,400
Horizon Bancorp, Inc.	13,950	210,366
Independent Bank Corp.	10,100	241,592
Independent Bank Corp./MA	25,437	2,147,646
Independent Bank Group, Inc.	18,155	1,090,752
International Bancshares Corp.	31,590	1,445,558
John Marshall Bancorp, Inc.	2,100	60,438
Lakeland Bancorp, Inc.	31,035	546,526
Lakeland Financial Corp.	13,900	1,014,283
Live Oak Bancshares, Inc.	17,600	531,520
Macatawa Bank Corp.	14,800	163,244
Mercantile Bank Corp.	5,900	197,532
Metrocity Bankshares, Inc.	5,900	127,617
Metropolitan Bank Holding Corp.*	5,100	299,217
Mid Penn Bancorp, Inc.	1,600	47,952
Midland States Bancorp, Inc.	8,000	212,960
MidWestOne Financial Group, Inc.	6,300	200,025
MVB Financial Corp.	1,900	41,838
National Bank Holdings Corp., Class A	23,100	971,817
NBT Bancorp, Inc.	24,682	1,071,692
Nicolet Bankshares, Inc.*	6,200	494,698
Northeast Bank	1,300	54,730
Northwest Bancshares, Inc.	65,110	910,238
OceanFirst Financial Corp.	33,679	715,679
OFG Bancorp	24,000	661,440
Old National Bancorp	149,472	2,687,507
Old Second Bancorp, Inc.	14,700	235,788
Origin Bancorp, Inc.	9,000	330,300
Orrstown Financial Services, Inc.	500	11,580
Pacific Premier Bancorp, Inc.	48,933	1,544,325
Park National Corp.	7,748	1,090,531
Parke Bancorp, Inc.	400	8,296
Pathward Financial, Inc.	20,900	899,745
PCB Bancorp	2,000	35,380
PCSB Financial Corp.	2,600	49,504
Peapack-Gladstone Financial Corp.	6,500	241,930
Peoples Bancorp, Inc.	9,128	257,866
Peoples Financial Services Corp.	3,500	181,440
Preferred Bank	6,900	514,878
Premier Financial Corp.	19,333	521,411
Primis Financial Corp.	8,700	103,095
Professional Holding Corp., Class A*	2,200	61,028
QCR Holdings, Inc.	5,600	277,984
RBB Bancorp	6,100	127,185
Red River Bancshares, Inc.	1,100	56,166
Renasant Corp.	32,481	1,220,961
Republic Bancorp, Inc., Class A	4,600	188,232
Republic First Bancorp, Inc.*	23,700	50,955
S&T Bancorp, Inc.	21,157	723,146
Sandy Spring Bancorp, Inc.	26,748	942,332
Seacoast Banking Corp. of Florida	32,300	1,007,437
ServisFirst Bancshares, Inc.	25,400	1,750,314
Shore Bancshares, Inc.	2,200	38,346
Sierra Bancorp	7,166	152,206
Silvergate Capital Corp., Class A*	18,500	321,900
Simmons First National Corp., Class A	63,529	1,370,956
SmartFinancial, Inc.	1,800	49,500
South Plains Financial, Inc.	2,600	71,578
Southern First Bancshares, Inc.*	3,600	164,700
Southside Bancshares, Inc.	16,189	582,642
SouthState Corp.	37,766	2,883,812
Stellar Bancorp, Inc. (x)	24,904	733,672
Stock Yards Bancorp, Inc.	14,850	964,953
Summit Financial Group, Inc.	5,600	139,384
Texas Capital Bancshares, Inc.*	29,400	1,773,114
Third Coast Bancshares, Inc. (x)*	1,400	25,802

See Notes to Financial Statements.

1344

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Tompkins Financial Corp.	8,400	$651,672
Towne Bank	43,921	1,354,524
TriCo Bancshares	22,112	1,127,491
Triumph Financial, Inc.*	12,300	601,101
Trustmark Corp.	38,880	1,357,301
UMB Financial Corp.	25,618	2,139,615
United Bankshares, Inc.	66,864	2,707,323
United Community Banks, Inc.	51,400	1,737,320
Unity Bancorp, Inc.	800	21,864
Univest Financial Corp.	11,225	293,309
USCB Financial Holdings, Inc.*	600	7,320
Valley National Bancorp	217,186	2,456,374
Veritex Holdings, Inc.	29,970	841,558
Washington Federal, Inc.	32,700	1,097,085
Washington Trust Bancorp, Inc.	8,100	382,158
WesBanco, Inc.	31,167	1,152,556
West Bancorp, Inc.	8,100	206,955
Westamerica Bancorp	14,274	842,309

		116,203,458

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	28,900	858,330
AssetMark Financial Holdings, Inc.*	10,000	230,000
Associated Capital Group, Inc., Class A	4,500	188,955
B Riley Financial, Inc. (x)	10,374	354,791
Bakkt Holdings, Inc. (x)*	28,200	33,558
BGC Partners, Inc., Class A	176,900	666,913
Blucora, Inc.*	17,800	454,434
Brightsphere Investment Group, Inc.	16,700	343,686
Cohen & Steers, Inc.	11,909	768,845
Cowen, Inc., Class A	13,150	507,853
Diamond Hill Investment Group, Inc.	1,113	205,927
Donnelley Financial Solutions, Inc.*	15,900	614,535
Federated Hermes, Inc., Class B	54,400	1,975,264
Focus Financial Partners, Inc., Class A*	30,224	1,126,449
GCM Grosvenor, Inc., Class A	8,700	66,207
Hamilton Lane, Inc., Class A	17,000	1,085,960
Houlihan Lokey, Inc.	29,000	2,527,640
MarketWise, Inc. (x)*	5,500	9,240
Moelis & Co., Class A	37,800	1,450,386
Open Lending Corp., Class A*	54,100	365,175
Oppenheimer Holdings, Inc., Class A	5,700	241,281
Perella Weinberg Partners	24,100	236,180
Piper Sandler Cos.	8,400	1,093,596
PJT Partners, Inc., Class A	12,900	950,601
Sculptor Capital Management, Inc.	19,500	168,870
Silvercrest Asset Management Group, Inc., Class A	600	11,262
StepStone Group, Inc., Class A	26,600	669,788
StoneX Group, Inc.*	8,700	829,110
Value Line, Inc.	800	40,704
Victory Capital Holdings, Inc., Class A	9,800	262,934
Virtus Investment Partners, Inc.	4,078	780,692
WisdomTree, Inc.	44,600	243,070

		19,362,236

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	3,900	102,180
Bread Financial Holdings, Inc.	25,200	949,032
Consumer Portfolio Services, Inc. (x)*	1,200	10,620
Curo Group Holdings Corp. (x)	22,000	78,100
Encore Capital Group, Inc.*	15,700	752,658
Enova International, Inc.*	16,213	622,093
EZCORP, Inc., Class A*	24,396	198,827
FirstCash Holdings, Inc.	23,735	2,062,809
Green Dot Corp., Class A*	32,600	515,732
LendingClub Corp.*	49,700	437,360
LendingTree, Inc.*	9,500	202,635
Moneylion, Inc. (x)*	25,700	15,934
Navient Corp.	58,600	963,970
Nelnet, Inc., Class A	11,669	1,058,962
NerdWallet, Inc., Class A (x)*	13,300	127,680
Oportun Financial Corp.*	6,400	35,264
OppFi, Inc. (x)*	3,300	6,765
PRA Group, Inc.*	29,048	981,241
PROG Holdings, Inc.*	37,400	631,686
Regional Management Corp.	4,600	129,168
Sunlight Financial Holdings, Inc. (x)*	13,900	17,931
World Acceptance Corp. (x)*	2,481	163,597

		10,064,244

Diversified Financial Services (0.3%)
Alerus Financial Corp.	2,900	67,715
A-Mark Precious Metals, Inc.	7,400	257,002
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	249,172
Cannae Holdings, Inc.*	49,100	1,013,915
Compass Diversified Holdings	30,500	556,015
Jackson Financial, Inc., Class A	38,100	1,325,499
SWK Holdings Corp. (x)*	200	3,528

		3,472,846

Insurance (2.2%)
Ambac Financial Group, Inc.*	19,600	341,824
American Equity Investment Life Holding Co.	39,293	1,792,547
AMERISAFE, Inc.	11,000	571,670
Argo Group International Holdings Ltd.	19,085	493,347
Bright Health Group, Inc. (x)*	163,200	106,064
BRP Group, Inc., Class A (x)*	29,500	741,630
CNO Financial Group, Inc.	60,901	1,391,588
Crawford & Co., Class A	300	1,668
Donegal Group, Inc., Class A	12,344	175,285
eHealth, Inc.*	11,700	56,628
Employers Holdings, Inc.	19,801	854,017
Enstar Group Ltd.*	6,588	1,522,091
Genworth Financial, Inc., Class A*	286,600	1,516,114
Goosehead Insurance, Inc., Class A*	9,200	315,928
Greenlight Capital Re Ltd., Class A*	14,793	120,563
HCI Group, Inc. (x)	5,000	197,950
Hippo Holdings, Inc. (x)*	5,951	80,934
Horace Mann Educators Corp.	23,137	864,630
Investors Title Co.	800	118,040
James River Group Holdings Ltd.	16,900	353,379
Kinsale Capital Group, Inc.	11,200	2,929,024
Lemonade, Inc. (x)*	20,300	277,704
MBIA, Inc.*	33,200	426,620
Mercury General Corp.	13,500	461,700
National Western Life Group, Inc., Class A	1,100	309,100

See Notes to Financial Statements.

1345

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
NI Holdings, Inc.*	1,600	$21,232
Oscar Health, Inc., Class A*	68,100	167,526
Palomar Holdings, Inc.*	12,600	569,016
ProAssurance Corp.	29,900	522,353
RLI Corp.	21,996	2,887,415
Root, Inc., Class A (x)*	2,222	9,977
Safety Insurance Group, Inc.	8,375	705,677
Selective Insurance Group, Inc.	32,832	2,909,243
Selectquote, Inc.*	92,977	62,471
SiriusPoint Ltd.*	38,700	228,330
Stewart Information Services Corp.	12,727	543,825
Tiptree, Inc.	12,500	173,000
Trean Insurance Group, Inc.*	2,800	16,800
Trupanion, Inc. (x)*	19,900	945,847
United Fire Group, Inc.	8,264	226,103
Universal Insurance Holdings, Inc.	18,200	192,738

		26,201,598

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT) (x)	4,300	67,639
Angel Oak Mortgage, Inc. (REIT) (x)	900	4,257
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	930,815
Arbor Realty Trust, Inc. (REIT)	73,100	964,189
Ares Commercial Real Estate Corp. (REIT)	21,900	225,351
ARMOUR Residential REIT, Inc. (REIT) (x)	38,400	216,192
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	86,700	1,835,439
BrightSpire Capital, Inc. (REIT)	31,100	193,753
Broadmark Realty Capital, Inc. (REIT)	74,700	265,932
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,100	16,577
Chimera Investment Corp. (REIT) (x)	111,400	612,700
Claros Mortgage Trust, Inc. (REIT) (x)	46,400	682,544
Dynex Capital, Inc. (REIT)	29,200	371,424
Ellington Financial, Inc. (REIT)	27,300	337,701
Franklin BSP Realty Trust, Inc. (REIT) (x)	42,443	547,515
Granite Point Mortgage Trust, Inc. (REIT)	29,500	158,120
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	40,900	1,185,282
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	403,274
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	364,356
Ladder Capital Corp. (REIT)	65,148	654,086
MFA Financial, Inc. (REIT) (x)	65,875	648,869
New York Mortgage Trust, Inc. (REIT)	217,000	555,520
Nexpoint Real Estate Finance, Inc. (REIT)	2,100	33,369
Orchid Island Capital, Inc. (REIT) (x)	34,759	364,969
PennyMac Mortgage Investment Trust (REIT) (x)	50,745	628,731
Ready Capital Corp. (REIT) (x)	27,156	302,518
Redwood Trust, Inc. (REIT) (x)	54,691	369,711
TPG RE Finance Trust, Inc. (REIT)	27,700	188,083
Two Harbors Investment Corp. (REIT)	39,750	626,857

		13,755,773

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	34,600	1,322,412
Blue Foundry Bancorp*	2,100	26,985
Bridgewater Bancshares, Inc.*	6,800	120,632
Capitol Federal Financial, Inc.	78,900	682,485
Columbia Financial, Inc.*	19,400	419,428
Enact Holdings, Inc.	9,000	217,080
Essent Group Ltd.	53,100	2,064,528
Federal Agricultural Mortgage Corp., Class C	3,700	417,027
Finance of America Cos., Inc., Class A*	2,300	2,921
Greene County Bancorp, Inc.	1,200	68,904
Hingham Institution For Savings (The)	800	220,768
Home Bancorp, Inc.	4,400	176,132
Home Point Capital, Inc.	1,000	1,370
Kearny Financial Corp.	60,911	618,247
Luther Burbank Corp.	12,800	142,208
Merchants Bancorp	7,850	190,912
Mr Cooper Group, Inc.*	36,588	1,468,276
NMI Holdings, Inc., Class A*	46,600	973,940
Northfield Bancorp, Inc.	14,683	230,964
PennyMac Financial Services, Inc.	18,300	1,036,878
Provident Bancorp, Inc.	700	5,096
Provident Financial Services, Inc.	40,315	861,128
Radian Group, Inc.	84,100	1,603,787
Southern Missouri Bancorp, Inc.	4,300	197,069
Sterling Bancorp, Inc.*	2,400	14,616
TrustCo Bank Corp.	6,690	251,477
Velocity Financial, Inc.*	500	4,825
Walker & Dunlop, Inc.	15,945	1,251,364
Waterstone Financial, Inc.	11,200	193,088
WSFS Financial Corp.	35,045	1,588,940

		16,373,487

Total Financials		205,433,642

Health Care (16.5%)
Biotechnology (7.1%)
2seventy bio, Inc. (x)*	19,033	178,339
4D Molecular Therapeutics, Inc.*	13,600	302,056
Aadi Bioscience, Inc. (x)*	4,400	56,452
Absci Corp.*	13,800	28,980
ACADIA Pharmaceuticals, Inc.*	62,200	990,224
Adicet Bio, Inc.*	12,900	115,326
ADMA Biologics, Inc.*	83,200	322,816
Aerovate Therapeutics, Inc. (x)*	3,500	102,550
Affimed NV*	86,600	107,384
Agenus, Inc.*	118,700	284,880
Agios Pharmaceuticals, Inc.*	32,000	898,560
Akero Therapeutics, Inc.*	19,500	1,068,600
Albireo Pharma, Inc. (x)*	12,400	267,964
Alector, Inc.*	26,800	247,364
Alkermes plc*	83,300	2,176,629
Allogene Therapeutics, Inc. (x)*	28,051	176,441
Allovir, Inc.*	22,300	114,399
Alpine Immune Sciences, Inc. (x)*	5,100	37,485

See Notes to Financial Statements.

1346

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
ALX Oncology Holdings, Inc. (x)*	18,200	$205,114
Amicus Therapeutics, Inc.*	145,700	1,778,997
AnaptysBio, Inc.*	14,000	433,860
Anavex Life Sciences Corp. (x)*	32,200	298,172
Anika Therapeutics, Inc.*	11,100	328,560
Apellis Pharmaceuticals, Inc.*	48,900	2,528,619
Arbutus Biopharma Corp.*	39,100	91,103
Arcellx, Inc. (x)*	11,700	362,466
Arcturus Therapeutics Holdings, Inc.*	12,200	206,912
Arcus Biosciences, Inc.*	25,900	535,612
Arcutis Biotherapeutics, Inc.*	21,200	313,760
Arrowhead Pharmaceuticals, Inc.*	57,500	2,332,200
Atara Biotherapeutics, Inc.*	65,900	216,152
Aura Biosciences, Inc. (x)*	3,300	34,650
Aurinia Pharmaceuticals, Inc. (x)*	67,600	292,032
Avid Bioservices, Inc.*	26,500	364,905
Avidity Biosciences, Inc.*	24,600	545,874
Beam Therapeutics, Inc. (x)*	32,000	1,251,520
BioCryst Pharmaceuticals, Inc. (x)*	95,400	1,095,192
Biohaven Ltd. (x)*	15,700	217,916
Bioxcel Therapeutics, Inc. (x)*	16,300	350,124
Bluebird Bio, Inc.*	51,200	354,304
Blueprint Medicines Corp.*	30,500	1,336,205
Bridgebio Pharma, Inc.*	56,351	429,395
C4 Therapeutics, Inc. (x)*	26,600	156,940
CareDx, Inc.*	26,900	306,929
Caribou Biosciences, Inc. (x)*	20,900	131,252
Catalyst Pharmaceuticals, Inc.*	74,800	1,391,280
Celldex Therapeutics, Inc.*	20,300	904,771
Celularity, Inc., Class A (x)*	24,800	31,992
Century Therapeutics, Inc. (x)*	5,000	25,650
Cerevel Therapeutics Holdings, Inc.*	27,400	864,196
Chimerix, Inc.*	114,600	213,156
Chinook Therapeutics, Inc.*	26,060	682,772
Cogent Biosciences, Inc. (x)*	39,700	458,932
Coherus Biosciences, Inc.*	41,500	328,680
Crinetics Pharmaceuticals, Inc.*	26,500	484,950
CTI BioPharma Corp. (x)*	54,700	328,747
Cullinan Oncology, Inc.*	14,800	156,140
Cytokinetics, Inc.*	40,200	1,841,964
Day One Biopharmaceuticals, Inc. (x)*	22,000	473,440
Deciphera Pharmaceuticals, Inc.*	21,700	355,663
Denali Therapeutics, Inc.*	47,200	1,312,632
Design Therapeutics, Inc. (x)*	14,400	147,744
Dynavax Technologies Corp.*	53,050	564,452
Dyne Therapeutics, Inc.*	14,900	172,691
Eagle Pharmaceuticals, Inc.*	8,400	245,532
Editas Medicine, Inc.*	32,200	285,614
Eiger BioPharmaceuticals, Inc.*	19,000	22,420
Emergent BioSolutions, Inc.*	24,900	294,069
Enanta Pharmaceuticals, Inc.*	8,900	414,028
Enochian Biosciences, Inc. (x)*	10,400	10,712
EQRx, Inc.*	104,300	256,578
Erasca, Inc.*	25,200	108,612
Fate Therapeutics, Inc.*	40,500	408,645
FibroGen, Inc.*	48,500	776,970
Foghorn Therapeutics, Inc. (x)*	4,500	28,710
Gelesis Holdings, Inc. (x)*	3,800	1,104
Generation Bio Co.*	31,187	122,565
Geron Corp.*	187,411	453,535
Gossamer Bio, Inc. (x)*	29,300	63,581
GreenLight Biosciences Holdings PBC (x)*	12,200	14,396
Halozyme Therapeutics, Inc.*	71,935	4,093,101
Heron Therapeutics, Inc. (x)*	85,400	213,500
HilleVax, Inc. (x)*	4,600	76,958
Humacyte, Inc. (x)*	12,500	26,375
Icosavax, Inc. (x)*	8,100	64,314
Ideaya Biosciences, Inc.*	13,100	238,027
IGM Biosciences, Inc. (x)*	9,700	164,997
Imago Biosciences, Inc.*	6,400	230,080
ImmunityBio, Inc. (x)*	62,000	314,340
ImmunoGen, Inc.*	126,168	625,793
Immunovant, Inc.*	46,700	828,925
Inhibrx, Inc.*	19,600	482,944
Inovio Pharmaceuticals, Inc. (x)*	137,700	214,812
Insmed, Inc.*	58,700	1,172,826
Instil Bio, Inc.*	35,600	22,428
Intellia Therapeutics, Inc.*	38,400	1,339,776
Intercept Pharmaceuticals, Inc.*	16,500	204,105
Invivyd, Inc. (x)*	34,600	51,900
Iovance Biotherapeutics, Inc.*	76,000	485,640
Ironwood Pharmaceuticals, Inc.*	68,900	853,671
iTeos Therapeutics, Inc.*	11,400	222,642
IVERIC bio, Inc.*	61,800	1,323,138
Janux Therapeutics, Inc.*	3,900	51,363
Jounce Therapeutics, Inc.*	41,200	45,732
KalVista Pharmaceuticals, Inc.*	19,000	128,440
Karuna Therapeutics, Inc.*	15,080	2,963,220
Karyopharm Therapeutics, Inc. (x)*	62,500	212,500
Keros Therapeutics, Inc.*	7,200	345,744
Kezar Life Sciences, Inc.*	37,900	266,816
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	349,034
Kinnate Biopharma, Inc.*	10,300	62,830
Kodiak Sciences, Inc.*	29,600	211,936
Kronos Bio, Inc.*	31,300	50,706
Krystal Biotech, Inc.*	13,500	1,069,470
Kura Oncology, Inc.*	30,800	382,228
Kymera Therapeutics, Inc.*	15,000	374,400
Lexicon Pharmaceuticals, Inc.*	85,011	162,371
Lyell Immunopharma, Inc. (x)*	75,309	261,322
MacroGenics, Inc.*	55,500	372,405
Madrigal Pharmaceuticals, Inc. (x)*	6,600	1,915,650
MannKind Corp. (x)*	120,800	636,616
MeiraGTx Holdings plc*	18,600	121,272
Mersana Therapeutics, Inc.*	44,400	260,184
MiMedx Group, Inc.*	64,300	178,754
Mirum Pharmaceuticals, Inc.*	10,400	202,800
Monte Rosa Therapeutics, Inc. (x)*	9,500	72,295
Morphic Holding, Inc.*	10,700	286,225
Myriad Genetics, Inc.*	39,400	571,694
Nkarta, Inc.*	41,500	248,585
Nurix Therapeutics, Inc.*	16,300	178,974
Nuvalent, Inc., Class A*	10,700	318,646
Ocugen, Inc. (x)*	151,200	196,560
Organogenesis Holdings, Inc.*	56,300	151,447
Outlook Therapeutics, Inc. (x)*	38,900	42,012
Pardes Biosciences, Inc.*	5,800	9,802
PDL BioPharma, Inc. (r)(x)*	111,727	42,862
PepGen, Inc. (x)*	8,900	118,993
PMV Pharmaceuticals, Inc. (x)*	17,300	150,510

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Point Biopharma Global, Inc.*	32,600	$237,654
Praxis Precision Medicines, Inc.*	70,400	167,552
Precigen, Inc. (x)*	93,700	142,424
Prometheus Biosciences, Inc.*	15,200	1,672,000
Protagonist Therapeutics, Inc.*	28,600	312,026
Prothena Corp. plc*	17,700	1,066,425
PTC Therapeutics, Inc.*	39,200	1,496,264
Rallybio Corp. (x)*	3,600	23,652
RAPT Therapeutics, Inc.*	19,100	378,180
Recursion Pharmaceuticals, Inc., Class A (x)*	58,581	451,659
REGENXBIO, Inc.*	22,900	519,372
Relay Therapeutics, Inc.*	35,500	530,370
Replimune Group, Inc.*	15,300	416,160
REVOLUTION Medicines, Inc.*	30,800	733,656
Rigel Pharmaceuticals, Inc.*	238,440	357,660
Rocket Pharmaceuticals, Inc.*	18,900	369,873
Sage Therapeutics, Inc.*	26,300	1,003,082
Sana Biotechnology, Inc. (x)*	43,800	173,010
Sangamo Therapeutics, Inc.*	56,900	178,666
Seres Therapeutics, Inc.*	63,400	355,040
Sorrento Therapeutics, Inc. (x)*	135,400	119,964
SpringWorks Therapeutics, Inc. (x)*	15,200	395,352
Stoke Therapeutics, Inc.*	14,800	136,604
Sutro Biopharma, Inc.*	37,800	305,424
Syndax Pharmaceuticals, Inc.*	26,700	679,515
Talaris Therapeutics, Inc. (x)*	8,100	8,262
Tango Therapeutics, Inc. (x)*	10,500	76,125
Tenaya Therapeutics, Inc.*	5,300	10,653
TG Therapeutics, Inc.*	62,900	744,107
Travere Therapeutics, Inc. (x)*	27,600	580,428
Twist Bioscience Corp. (x)*	25,712	612,203
Tyra Biosciences, Inc.*	1,800	13,680
Vanda Pharmaceuticals, Inc.*	34,800	257,172
Vaxart, Inc. (x)*	102,200	98,204
Vaxcyte, Inc.*	37,388	1,792,755
VBI Vaccines, Inc.*	164,000	64,140
Vera Therapeutics, Inc. (x)*	3,600	69,660
Veracyte, Inc.*	32,400	768,852
Vericel Corp.*	22,000	579,480
Verve Therapeutics, Inc. (x)*	23,600	456,660
Vir Biotechnology, Inc.*	36,800	931,408
Viridian Therapeutics, Inc. (x)*	11,900	347,599
VistaGen Therapeutics, Inc. (x)*	275,000	28,325
Xencor, Inc.*	32,400	843,696
Y-mAbs Therapeutics, Inc.*	17,400	84,912
Zentalis Pharmaceuticals, Inc.*	24,354	490,490

		85,567,222

Health Care Equipment & Supplies (3.8%)
Alphatec Holdings, Inc.*	51,000	629,850
AngioDynamics, Inc.*	18,900	260,253
Artivion, Inc.*	18,168	220,196
AtriCure, Inc.*	27,900	1,238,202
Atrion Corp.	900	503,505
Avanos Medical, Inc.*	26,400	714,384
Axogen, Inc.*	26,200	261,476
Axonics, Inc.*	25,400	1,588,262
Bioventus, Inc., Class A (x)*	17,962	46,881
Butterfly Network, Inc. (x)*	92,800	228,288
Cardiovascular Systems, Inc.*	18,400	250,608
Cerus Corp.*	94,100	343,465
CONMED Corp.	15,887	1,408,224
Cue Health, Inc. (x)*	44,700	92,529
Cutera, Inc. (x)*	8,900	393,558
Embecta Corp.	28,900	730,881
Figs, Inc., Class A (x)*	64,300	432,739
Glaukos Corp.*	23,122	1,009,969
Haemonetics Corp.*	26,200	2,060,630
Heska Corp.*	5,000	310,800
Inari Medical, Inc. (x)*	24,299	1,544,444
Inogen, Inc.*	9,400	185,274
Inspire Medical Systems, Inc.*	15,200	3,828,576
Integer Holdings Corp.*	17,618	1,206,128
iRadimed Corp.	5,600	158,424
iRhythm Technologies, Inc.*	16,100	1,508,087
Lantheus Holdings, Inc.*	35,000	1,783,600
LeMaitre Vascular, Inc.	9,300	427,986
LivaNova plc*	28,000	1,555,120
Meridian Bioscience, Inc.*	25,777	856,054
Merit Medical Systems, Inc.*	29,207	2,062,598
Mesa Laboratories, Inc.	2,400	398,904
Nano-X Imaging Ltd. (x)*	15,900	117,342
Neogen Corp.*	112,913	1,719,665
Nevro Corp.*	19,500	772,200
NuVasive, Inc.*	28,609	1,179,835
Omnicell, Inc.*	23,355	1,177,559
OraSure Technologies, Inc.*	69,086	332,995
Orthofix Medical, Inc.*	10,000	205,300
OrthoPediatrics Corp.*	5,800	230,434
Outset Medical, Inc.*	23,700	611,934
Owlet, Inc. (x)*	10,900	6,094
Paragon 28, Inc. (x)*	23,200	443,352
PROCEPT BioRobotics Corp. (x)*	12,900	535,866
Pulmonx Corp.*	13,100	110,433
RxSight, Inc.*	2,900	36,743
SeaSpine Holdings Corp.*	20,500	171,175
Senseonics Holdings, Inc. (x)*	215,800	222,274
Shockwave Medical, Inc.*	18,523	3,808,514
SI-BONE, Inc.*	14,900	202,640
Sight Sciences, Inc. (x)*	9,200	112,332
Silk Road Medical, Inc.*	18,400	972,440
STAAR Surgical Co.*	24,800	1,203,792
Surmodics, Inc.*	7,821	266,853
Tactile Systems Technology, Inc.*	24,000	275,520
Tenon Medical, Inc. (x)*	5,600	8,848
TransMedics Group, Inc.*	15,800	975,176
Treace Medical Concepts, Inc.*	13,300	305,767
UFP Technologies, Inc.*	2,900	341,881
Utah Medical Products, Inc.	2,600	261,378
Varex Imaging Corp.*	21,700	440,510
Vicarious Surgical, Inc.*	8,900	17,978
ViewRay, Inc.*	96,300	431,424
Zimvie, Inc.*	8,900	83,126
Zynex, Inc. (x)	25,600	356,096

		46,177,371

Health Care Providers & Services (2.7%)
1Life Healthcare, Inc.*	90,900	1,518,939
23andMe Holding Co. (x)*	98,700	213,192
Accolade, Inc.*	39,296	306,116
AdaptHealth Corp.*	40,997	787,962
Addus HomeCare Corp.*	7,100	706,379
Agiliti, Inc.*	11,200	182,672

See Notes to Financial Statements.

1348

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
AirSculpt Technologies, Inc. (x)	4,800	$17,760
Alignment Healthcare, Inc.*	40,300	473,928
AMN Healthcare Services, Inc.*	22,500	2,313,450
Apollo Medical Holdings, Inc.*	18,800	556,292
ATI Physical Therapy, Inc. (x)*	17,400	5,307
Aveanna Healthcare Holdings, Inc.*	25,000	19,500
Brookdale Senior Living, Inc.*	105,100	286,923
Cano Health, Inc. (x)*	81,600	111,792
CareMax, Inc.*	16,500	60,225
Castle Biosciences, Inc.*	11,100	261,294
Clover Health Investments Corp.*	192,300	178,743
Community Health Systems, Inc.*	88,300	381,456
CorVel Corp.*	4,600	668,518
Cross Country Healthcare, Inc.*	28,895	767,740
DocGo, Inc.*	42,000	296,940
Ensign Group, Inc. (The)	29,000	2,743,690
Fulgent Genetics, Inc. (x)*	10,400	309,712
HealthEquity, Inc.*	43,400	2,675,176
Hims & Hers Health, Inc.*	47,700	305,757
Innovage Holding Corp. (x)*	21,300	152,934
Invitae Corp. (x)*	104,100	193,626
Joint Corp. (The)*	10,700	149,586
LHC Group, Inc.*	15,007	2,426,482
LifeStance Health Group, Inc. (x)*	39,500	195,130
ModivCare, Inc.*	6,823	612,228
National HealthCare Corp.	7,300	434,350
National Research Corp.	7,625	284,413
Oncology Institute, Inc. (The) (x)*	4,700	7,755
OPKO Health, Inc.*	232,400	290,500
Option Care Health, Inc.*	81,575	2,454,592
Owens & Minor, Inc.*	37,000	722,610
P3 Health Partners, Inc. (x)*	3,800	6,992
Patterson Cos., Inc.	46,100	1,292,183
Pediatrix Medical Group, Inc.*	48,100	714,766
Pennant Group, Inc. (The)*	15,800	173,484
PetIQ, Inc.*	19,700	181,634
Privia Health Group, Inc.*	21,300	483,723
Progyny, Inc.*	38,800	1,208,620
R1 RCM, Inc.*	78,000	854,100
RadNet, Inc.*	24,900	468,867
Select Medical Holdings Corp.	59,703	1,482,425
Sema4 Holdings Corp.*	50,600	13,348
Surgery Partners, Inc.*	16,500	459,690
US Physical Therapy, Inc.	7,007	567,777

		31,981,278

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	72,600	1,280,664
American Well Corp., Class A*	101,100	286,113
Babylon Holdings Ltd., Class A (x)*	847	5,717
Computer Programs and Systems, Inc.*	10,002	272,254
Evolent Health, Inc., Class A*	37,900	1,064,232
Health Catalyst, Inc.*	23,200	246,616
HealthStream, Inc.*	13,000	322,920
Multiplan Corp. (x)*	165,600	190,440
NextGen Healthcare, Inc.*	30,476	572,339
Nutex Health, Inc. (x)*	130,500	247,950
OptimizeRx Corp.*	12,900	216,720
Pear Therapeutics, Inc. (x)*	7,700	9,086
Phreesia, Inc.*	24,800	802,528
Schrodinger, Inc.*	23,495	439,122
Sharecare, Inc.*	93,900	150,240
Simulations Plus, Inc.	6,900	252,333

		6,359,274

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc.*	104,400	1,057,572
Adaptive Biotechnologies Corp.*	56,200	429,368
Akoya Biosciences, Inc.*	8,900	85,173
Alpha Teknova, Inc.*	3,200	18,048
Berkeley Lights, Inc.*	49,300	132,124
BioLife Solutions, Inc.*	12,800	232,960
Bionano Genomics, Inc. (x)*	146,100	213,306
Codexis, Inc.*	35,500	165,430
CryoPort, Inc.*	19,400	336,590
Cytek Biosciences, Inc.*	49,535	505,752
Inotiv, Inc. (x)*	11,000	54,340
MaxCyte, Inc. (x)*	28,300	154,518
Medpace Holdings, Inc.*	13,200	2,803,812
NanoString Technologies, Inc.*	21,900	174,543
Nautilus Biotechnology, Inc. (x)*	8,000	14,400
NeoGenomics, Inc.*	58,200	537,768
OmniAb, Inc. (x)*	47,658	171,569
Pacific Biosciences of California, Inc.*	97,600	798,368
Quanterix Corp.*	19,700	272,845
Quantum-Si, Inc. (x)*	25,000	45,750
Science 37 Holdings, Inc.*	19,900	8,263
Seer, Inc.*	28,100	162,980
Singular Genomics Systems, Inc. (x)*	11,400	22,914
SomaLogic, Inc.*	75,400	189,254

		8,587,647

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	33,500	527,625
Amneal Pharmaceuticals, Inc.*	80,866	160,923
Amphastar Pharmaceuticals, Inc.*	20,500	574,410
Amylyx Pharmaceuticals, Inc. (x)*	18,057	667,206
AN2 Therapeutics, Inc. (x)*	1,700	16,201
ANI Pharmaceuticals, Inc.*	6,850	275,576
Arvinas, Inc.*	23,000	786,830
Atea Pharmaceuticals, Inc.*	33,500	161,135
Athira Pharma, Inc. (x)*	54,300	172,131
Axsome Therapeutics, Inc. (x)*	18,800	1,450,044
Cara Therapeutics, Inc.*	25,500	273,870
Cassava Sciences, Inc. (x)*	17,700	522,858
CinCor Pharma, Inc.*	6,900	84,801
Collegium Pharmaceutical, Inc.*	21,600	501,120
Corcept Therapeutics, Inc.*	44,400	901,764
DICE Therapeutics, Inc. (x)*	13,100	408,720
Edgewise Therapeutics, Inc. (x)*	16,000	143,040
Esperion Therapeutics, Inc.*	26,800	166,964
Evolus, Inc.*	33,100	248,581
EyePoint Pharmaceuticals, Inc. (x)*	5,900	20,650
Fulcrum Therapeutics, Inc.*	24,800	180,544
Harmony Biosciences Holdings, Inc.*	11,500	633,650
Innoviva, Inc.*	22,000	291,500
Intra-Cellular Therapies, Inc.*	46,200	2,444,904
OmniAb, Inc. (r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	9,726	649,697
Liquidia Corp.*	37,000	235,690
Nektar Therapeutics*	91,500	206,790
NGM Biopharmaceuticals, Inc.*	18,400	92,368

See Notes to Financial Statements.

1349

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Nuvation Bio, Inc. (x)*	85,880	$164,890
Ocular Therapeutix, Inc.*	50,500	141,905
Pacira BioSciences, Inc.*	22,400	864,864
Phathom Pharmaceuticals, Inc. (x)*	17,600	197,472
Phibro Animal Health Corp., Class A	12,550	168,295
Prestige Consumer Healthcare, Inc.*	30,000	1,878,000
Provention Bio, Inc. (x)*	51,100	540,127
Reata Pharmaceuticals, Inc., Class A (x)*	14,300	543,257
Relmada Therapeutics, Inc. (x)*	9,200	32,108
Revance Therapeutics, Inc.*	35,600	657,176
SIGA Technologies, Inc. (x)	33,500	246,560
Supernus Pharmaceuticals, Inc.*	26,600	948,822
Tarsus Pharmaceuticals, Inc.*	6,400	93,824
Theravance Biopharma, Inc.*	34,900	391,578
Theseus Pharmaceuticals, Inc.*	3,000	14,940
Tricida, Inc. (x)*	19,700	3,012
Ventyx Biosciences, Inc. (x)*	11,600	380,364
Xeris Biopharma Holdings, Inc. (x)*	30,900	41,097

		20,107,883

Total Health Care		198,780,675

Industrials (15.4%)
Aerospace & Defense (0.9%)
AAR Corp.*	19,112	858,129
Aerojet Rocketdyne Holdings, Inc.*	39,500	2,209,235
AeroVironment, Inc.*	11,721	1,004,021
AerSale Corp.*	5,800	94,076
Archer Aviation, Inc., Class A (x)*	17,900	33,473
Astronics Corp.*	11,800	121,540
Cadre Holdings, Inc. (x)	5,100	102,714
Ducommun, Inc.*	3,200	159,872
Kaman Corp.	16,492	367,772
Kratos Defense & Security Solutions, Inc.*	61,400	633,648
Maxar Technologies, Inc.	39,600	2,048,904
Moog, Inc., Class A	18,453	1,619,435
National Presto Industries, Inc.	1,200	82,152
Park Aerospace Corp.	10,972	147,134
Parsons Corp.*	13,700	633,625
Rocket Lab USA, Inc.*	107,500	405,275
Terran Orbital Corp. (x)*	2,300	3,634
Triumph Group, Inc.*	27,800	292,456
V2X, Inc.*	3,400	140,386
Virgin Galactic Holdings, Inc. (x)*	115,100	400,548

		11,358,029

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	29,600	769,008
Atlas Air Worldwide Holdings, Inc.*	14,427	1,454,242
Forward Air Corp.	17,240	1,808,303
Hub Group, Inc., Class A*	19,133	1,520,882
Radiant Logistics, Inc.*	18,900	96,201

		5,648,636

Airlines (0.3%)
Allegiant Travel Co.*	7,677	521,959
Frontier Group Holdings, Inc. (x)*	33,000	338,910
Hawaiian Holdings, Inc.*	30,500	312,930
Joby Aviation, Inc. (x)*	126,600	424,110
SkyWest, Inc.*	29,600	488,696
Spirit Airlines, Inc.	50,200	977,896
Sun Country Airlines Holdings, Inc.*	16,400	260,104

		3,324,605

Building Products (1.3%)
AAON, Inc.	23,400	1,762,488
American Woodmark Corp.*	9,600	469,055
Apogee Enterprises, Inc.	16,000	711,360
Caesarstone Ltd.	11,600	66,236
CSW Industrials, Inc.	8,400	973,812
Gibraltar Industries, Inc.*	18,300	839,604
Griffon Corp.	26,643	953,553
Insteel Industries, Inc.	9,600	264,192
Janus International Group, Inc.*	41,200	392,224
JELD-WEN Holding, Inc.*	38,226	368,881
Masonite International Corp. (x)*	13,600	1,096,296
PGT Innovations, Inc.*	32,500	583,700
Quanex Building Products Corp.	16,667	394,675
Resideo Technologies, Inc.*	71,900	1,182,755
Simpson Manufacturing Co., Inc.	24,019	2,129,524
UFP Industries, Inc.	34,362	2,723,188
View, Inc. (x)*	4,900	4,728
Zurn Elkay Water Solutions Corp.	61,600	1,302,840

		16,219,111

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	37,032	1,644,961
ACCO Brands Corp.	39,186	219,050
ACV Auctions, Inc., Class A*	56,800	466,328
Aris Water Solution, Inc., Class A	2,900	41,789
Brady Corp., Class A	26,841	1,264,211
BrightView Holdings, Inc.*	13,100	90,259
Brink’s Co. (The)	28,400	1,525,364
Casella Waste Systems, Inc., Class A*	24,900	1,974,819
Cimpress plc (x)*	11,300	311,993
CoreCivic, Inc. (REIT)*	66,800	772,208
Deluxe Corp.	28,261	479,872
Ennis, Inc.	7,056	156,361
GEO Group, Inc. (The) (x)*	61,400	672,330
Harsco Corp.*	46,800	294,372
Healthcare Services Group, Inc.	39,869	478,428
Heritage-Crystal Clean, Inc.*	7,400	240,352
HNI Corp.	26,241	746,032
Interface, Inc.	29,998	296,080
KAR Auction Services, Inc.*	75,000	978,750
Kimball International, Inc., Class B	7,700	50,050
Li-Cycle Holdings Corp. (x)*	66,700	317,492
Matthews International Corp., Class A	18,459	561,892
MillerKnoll, Inc.	41,589	873,785
Montrose Environmental Group, Inc.*	11,600	514,924
NL Industries, Inc.	4,745	32,314
Pitney Bowes, Inc.	105,800	402,040
SP Plus Corp.*	11,900	413,168
Steelcase, Inc., Class A	47,972	339,162
UniFirst Corp.	8,805	1,699,277
Viad Corp.*	8,224	200,583
VSE Corp.	2,500	117,200

		18,175,446

See Notes to Financial Statements.

1350

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Construction & Engineering (1.6%)
Ameresco, Inc., Class A*	14,300	$817,102
API Group Corp.*	106,700	2,007,027
Arcosa, Inc.	27,700	1,505,218
Argan, Inc.	2,300	84,824
Comfort Systems USA, Inc.	20,943	2,410,120
Construction Partners, Inc., Class A*	14,800	395,012
Dycom Industries, Inc.*	17,616	1,648,858
EMCOR Group, Inc.	25,599	3,791,468
Fluor Corp.*	81,800	2,835,188
Granite Construction, Inc.	26,535	930,583
Great Lakes Dredge & Dock Corp.*	31,400	186,830
IES Holdings, Inc.*	3,500	124,495
MYR Group, Inc.*	8,500	782,595
Northwest Pipe Co.*	200	6,740
NV5 Global, Inc.*	7,100	939,472
Primoris Services Corp.	21,800	478,292
Sterling Infrastructure, Inc.*	15,300	501,840
Tutor Perini Corp.*	13,095	98,867

		19,544,531

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	2,750	95,727
Array Technologies, Inc.*	78,200	1,511,606
Atkore, Inc.*	21,700	2,461,214
AZZ, Inc.	14,686	590,377
Babcock & Wilcox Enterprises, Inc.*	8,100	46,737
Blink Charging Co. (x)*	18,900	207,333
Bloom Energy Corp., Class A*	82,900	1,585,048
Encore Wire Corp.	11,728	1,613,304
Energy Vault Holdings, Inc. (x)*	17,700	55,224
EnerSys	25,239	1,863,648
Enovix Corp. (x)*	54,800	681,712
ESS Tech, Inc. (x)*	13,600	33,048
Fluence Energy, Inc. (x)*	24,200	415,030
FuelCell Energy, Inc. (x)*	160,000	444,800
GrafTech International Ltd.	88,500	421,260
NuScale Power Corp. (x)*	19,700	202,122
Powell Industries, Inc.	2,800	98,504
Preformed Line Products Co.	100	8,329
Shoals Technologies Group, Inc., Class A*	56,400	1,391,388
Stem, Inc.*	74,760	668,354
SunPower Corp. (x)*	43,100	777,093
Thermon Group Holdings, Inc.*	8,200	164,656
TPI Composites, Inc.*	16,400	166,296
Vicor Corp.*	9,500	510,625

		16,013,435

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,400	82,676

Machinery (3.9%)
3D Systems Corp. (x)*	61,100	452,140
Alamo Group, Inc.	5,500	778,800
Albany International Corp., Class A	16,491	1,625,848
Altra Industrial Motion Corp.	33,731	2,015,427
Astec Industries, Inc.	10,643	432,744
Barnes Group, Inc.	29,306	1,197,150
Blue Bird Corp.*	900	9,639
Chart Industries, Inc.*	19,621	2,260,928
CIRCOR International, Inc.*	2,909	69,700
Columbus McKinnon Corp.	11,200	363,664
Desktop Metal, Inc., Class A (x)*	133,300	181,288
Douglas Dynamics, Inc.	10,900	394,144
Energy Recovery, Inc.*	21,100	432,339
Enerpac Tool Group Corp.	32,713	832,546
EnPro Industries, Inc.	13,054	1,418,839
ESCO Technologies, Inc.	14,652	1,282,636
Evoqua Water Technologies Corp.*	62,370	2,469,852
Federal Signal Corp.	34,600	1,607,862
Franklin Electric Co., Inc.	26,652	2,125,497
Gorman-Rupp Co. (The)	5,237	134,172
Greenbrier Cos., Inc. (The)	16,400	549,892
Helios Technologies, Inc.	21,150	1,151,406
Hillenbrand, Inc.	41,738	1,780,960
Hillman Solutions Corp.*	67,900	489,559
Hydrofarm Holdings Group, Inc.*	19,700	30,535
Hyliion Holdings Corp. (x)*	60,900	142,506
Hyster-Yale Materials Handling, Inc.	600	15,186
Hyzon Motors, Inc. (x)*	15,500	24,025
John Bean Technologies Corp.	18,131	1,655,904
Kadant, Inc.	6,300	1,119,069
Kennametal, Inc.	45,000	1,082,700
Lindsay Corp.	6,175	1,005,599
Luxfer Holdings plc	6,500	89,180
Manitowoc Co., Inc. (The)*	2,075	19,007
Microvast Holdings, Inc. (x)*	17,200	26,316
Miller Industries, Inc.	3,900	103,974
Mueller Industries, Inc.	32,714	1,930,126
Mueller Water Products, Inc., Class A	90,093	969,401
Nikola Corp. (x)*	147,200	317,952
Omega Flex, Inc. (x)	1,600	149,312
Proterra, Inc. (x)*	111,500	420,355
Proto Labs, Inc.*	17,000	434,010
RBC Bearings, Inc.*	14,400	3,014,640
REV Group, Inc.	12,800	161,536
Shyft Group, Inc. (The)	15,500	385,330
SPX Technologies, Inc.*	23,700	1,555,905
Standex International Corp.	7,379	755,683
Tennant Co.	11,331	697,650
Terex Corp.	36,100	1,542,192
Titan International, Inc.*	26,300	402,916
Trinity Industries, Inc.	45,100	1,333,607
Velo3D, Inc. (x)*	14,200	25,418
Wabash National Corp.	24,300	549,180
Watts Water Technologies, Inc., Class A	16,459	2,406,800

		46,423,046

Marine (0.2%)
Costamare, Inc.	26,800	248,704
Eagle Bulk Shipping, Inc. (x)	6,800	339,592
Genco Shipping & Trading Ltd.	16,400	251,904
Golden Ocean Group Ltd. (x)	61,900	537,911
Matson, Inc.	21,100	1,318,961

		2,697,072

Professional Services (1.6%)
Alight, Inc., Class A*	171,200	1,431,232
ASGN, Inc.*	25,500	2,077,740
Barrett Business Services, Inc.	1,500	139,920
CBIZ, Inc.*	27,600	1,293,060
CRA International, Inc.	2,100	257,103

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Exponent, Inc.	29,492	$2,922,362
First Advantage Corp.*	27,900	362,700
Forrester Research, Inc.*	4,500	160,920
Franklin Covey Co.*	5,900	275,943
Heidrick & Struggles International, Inc.	3,600	100,692
HireRight Holdings Corp.*	4,800	56,928
Huron Consulting Group, Inc.*	12,544	910,694
ICF International, Inc.	10,500	1,040,025
Insperity, Inc.	21,574	2,450,807
Kelly Services, Inc., Class A	18,134	306,465
Kforce, Inc.	12,200	668,926
Korn Ferry	33,052	1,673,092
Legalzoom.com, Inc.*	49,400	382,356
Planet Labs PBC (x)*	78,400	341,040
Resources Connection, Inc.	11,295	207,602
Skillsoft Corp. (x)*	4,800	6,240
Sterling Check Corp.*	7,500	116,025
TriNet Group, Inc.*	23,000	1,559,400
TrueBlue, Inc.*	15,915	311,616
Upwork, Inc.*	60,600	632,664
Willdan Group, Inc.*	1,200	21,420

		19,706,972

Road & Rail (0.6%)
ArcBest Corp.	15,500	1,085,620
Covenant Logistics Group, Inc.	2,300	79,511
Daseke, Inc.*	2,400	13,656
Heartland Express, Inc.	20,155	309,178
Marten Transport Ltd.	33,074	654,204
PAM Transportation Services, Inc.*	600	15,540
Saia, Inc.*	13,500	2,830,680
TuSimple Holdings, Inc., Class A (x)*	70,500	115,620
Universal Logistics Holdings, Inc.	4,200	140,448
Werner Enterprises, Inc.	35,366	1,423,835

		6,668,292

Trading Companies & Distributors (1.7%)
Alta Equipment Group, Inc.	1,900	25,061
Applied Industrial Technologies, Inc.	21,088	2,657,721
Beacon Roofing Supply, Inc.*	28,976	1,529,643
BlueLinx Holdings, Inc.*	4,700	334,217
Boise Cascade Co.	22,900	1,572,543
Custom Truck One Source, Inc. (x)*	17,800	112,496
Distribution Solutions Group, Inc.*	1,600	58,976
DXP Enterprises, Inc.*	5,600	154,280
GATX Corp.	17,900	1,903,486
Global Industrial Co.	5,771	135,792
GMS, Inc.*	22,600	1,125,480
H&E Equipment Services, Inc.	18,000	817,200
Herc Holdings, Inc.	14,000	1,841,980
McGrath RentCorp	13,545	1,337,433
MRC Global, Inc.*	29,400	340,452
NOW, Inc.*	43,000	546,100
Rush Enterprises, Inc., Class A	25,550	1,335,754
Rush Enterprises, Inc., Class B	5,500	309,485
Textainer Group Holdings Ltd.	30,000	930,300
Titan Machinery, Inc.*	3,900	154,947
Transcat, Inc.*	500	35,435
Triton International Ltd.	34,100	2,345,398
Veritiv Corp.	8,000	973,680

		20,577,859

Total Industrials		186,439,710

Information Technology (12.6%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	36,306	682,190
Aviat Networks, Inc.*	1,800	56,142
Calix, Inc.*	30,200	2,066,586
Cambium Networks Corp.*	3,800	82,346
Casa Systems, Inc. (x)*	29,700	81,081
Clearfield, Inc.*	6,000	564,840
CommScope Holding Co., Inc.*	103,400	759,990
Comtech Telecommunications Corp.	11,500	139,610
Digi International, Inc.*	17,900	654,245
DZS, Inc.*	5,500	69,740
Extreme Networks, Inc.*	67,200	1,230,432
Harmonic, Inc.*	47,759	625,643
Infinera Corp. (x)*	86,761	584,769
Inseego Corp. (x)*	34,700	29,235
NETGEAR, Inc.*	16,829	304,773
NetScout Systems, Inc.*	40,854	1,328,163
Ondas Holdings, Inc. (x)*	8,000	12,720
Ribbon Communications, Inc.*	35,448	98,900
Viavi Solutions, Inc.*	133,600	1,404,136

		10,775,541

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc. (x)*	11,700	89,154
Advanced Energy Industries, Inc.	22,903	1,964,619
Aeva Technologies, Inc. (x)*	87,100	118,456
AEye, Inc. (x)*	18,500	8,891
Akoustis Technologies, Inc. (x)*	18,100	51,042
Arlo Technologies, Inc.*	41,490	145,630
Badger Meter, Inc.	17,160	1,870,955
Belden, Inc.	25,235	1,814,396
Benchmark Electronics, Inc.	28,548	761,946
Cepton, Inc.*	19,000	24,130
CTS Corp.	18,100	713,502
ePlus, Inc.*	14,700	650,916
Evolv Technologies Holdings, Inc. (x)*	16,000	41,440
Fabrinet*	20,200	2,590,044
FARO Technologies, Inc.*	10,667	313,716
Focus Universal, Inc. (x)*	3,700	23,717
Identiv, Inc.*	1,400	10,136
Insight Enterprises, Inc.*	15,843	1,588,578
Itron, Inc.*	23,300	1,180,145
Kimball Electronics, Inc.*	14,000	316,260
Knowles Corp.*	51,000	837,420
Lightwave Logic, Inc. (x)*	56,400	243,084
Methode Electronics, Inc.	21,000	931,770
MicroVision, Inc. (x)*	82,200	193,170
Mirion Technologies, Inc. (x)*	69,100	456,751
Napco Security Technologies, Inc.*	12,400	340,752
nLight, Inc.*	19,400	196,716
Novanta, Inc.*	19,500	2,649,465
OSI Systems, Inc. (x)*	10,168	808,559
Ouster, Inc. (x)*	43,000	37,109
PAR Technology Corp. (x)*	11,600	302,412
PC Connection, Inc.	5,100	239,190
Plexus Corp.*	14,175	1,459,033
Rogers Corp.*	10,484	1,251,161
Sanmina Corp.*	31,800	1,821,822
ScanSource, Inc.*	9,939	290,418
SmartRent, Inc. (x)*	72,700	176,661

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
TTM Technologies, Inc.*	53,201	$802,271
Velodyne Lidar, Inc. (x)*	107,700	79,558
Vishay Intertechnology, Inc.	77,000	1,660,890
Vishay Precision Group, Inc.*	7,700	297,605

		29,353,490

IT Services (1.9%)
AvidXchange Holdings, Inc.*	73,900	734,566
BigCommerce Holdings, Inc.*	24,300	212,382
Brightcove, Inc.*	18,100	94,663
Cantaloupe, Inc.*	4,000	17,400
Cass Information Systems, Inc.	7,978	365,552
Cerberus Cyber Sentinel Corp. (x)*	15,500	39,525
Conduent, Inc.*	93,400	378,270
CSG Systems International, Inc.	18,465	1,056,198
Cyxtera Technologies, Inc. (x)*	31,400	60,288
DigitalOcean Holdings, Inc.*	38,500	980,595
Edgio, Inc.*	47,300	53,449
Evertec, Inc.	38,100	1,233,678
Evo Payments, Inc., Class A*	24,000	812,160
ExlService Holdings, Inc.*	16,300	2,761,709
Fastly, Inc., Class A*	56,300	461,097
Flywire Corp.*	32,054	784,361
Grid Dynamics Holdings, Inc.*	21,400	240,108
Hackett Group, Inc. (The)	14,019	285,567
I3 Verticals, Inc., Class A*	9,700	236,098
IBEX Holdings Ltd.*	500	12,425
Information Services Group, Inc.	6,700	30,820
International Money Express, Inc.*	12,600	307,062
Marqeta, Inc., Class A*	218,900	1,337,479
Maximus, Inc.	31,868	2,336,881
MoneyGram International, Inc.*	45,400	494,406
Paya Holdings, Inc.*	41,700	328,179
Payoneer Global, Inc.*	109,100	596,777
Paysafe Ltd. (x)*	14,208	197,349
Perficient, Inc.*	16,500	1,152,195
PFSweb, Inc. (x)	2,500	15,375
Priority Technology Holdings, Inc.*	1,600	8,416
Rackspace Technology, Inc. (x)*	63,300	186,735
Remitly Global, Inc.*	42,400	485,480
Repay Holdings Corp.*	43,900	353,395
Sabre Corp. (x)*	164,400	1,015,992
Squarespace, Inc., Class A*	16,500	365,805
StoneCo Ltd., Class A*	139,700	1,318,768
TTEC Holdings, Inc.	10,525	464,468
Tucows, Inc., Class A (x)*	4,600	156,032
Unisys Corp.*	34,064	174,067
Verra Mobility Corp.*	72,100	997,143

		23,142,915

Semiconductors & Semiconductor Equipment (2.5%)
ACM Research, Inc., Class A*	24,200	186,582
Alpha & Omega Semiconductor Ltd.*	9,600	274,272
Ambarella, Inc.*	18,500	1,521,255
Amkor Technology, Inc.	58,100	1,393,238
Atomera, Inc. (x)*	3,700	23,014
Axcelis Technologies, Inc.*	16,800	1,333,248
AXT, Inc.*	4,800	21,024
CEVA, Inc.*	11,500	294,170
Cohu, Inc.*	22,731	728,529
Credo Technology Group Holding Ltd. (x)*	49,384	657,301
Diodes, Inc.*	22,108	1,683,303
FormFactor, Inc.*	39,781	884,332
Ichor Holdings Ltd.*	14,600	391,572
Impinj, Inc.*	9,300	1,015,374
indie Semiconductor, Inc., Class A (x)*	35,100	204,633
Kulicke & Soffa Industries, Inc.	31,800	1,407,468
MACOM Technology Solutions Holdings, Inc.*	23,413	1,474,551
MaxLinear, Inc.*	41,993	1,425,662
Onto Innovation, Inc.*	23,832	1,622,721
PDF Solutions, Inc.*	11,100	316,572
Photronics, Inc.*	30,800	518,364
Power Integrations, Inc.	32,548	2,334,343
Rambus, Inc.*	62,800	2,249,496
Rigetti Computing, Inc. (x)*	15,800	11,521
Rockley Photonics Holdings Ltd. (x)*	14,000	1,961
Semtech Corp.*	37,396	1,072,891
Silicon Laboratories, Inc.*	17,670	2,397,289
SiTime Corp.*	8,200	833,284
SkyWater Technology, Inc. (x)*	7,200	51,192
SMART Global Holdings, Inc.*	24,800	369,024
Synaptics, Inc.*	20,337	1,935,269
Transphorm, Inc. (x)*	3,800	20,672
Ultra Clean Holdings, Inc.*	22,300	739,245
Veeco Instruments, Inc.*	26,886	499,542

		29,892,914

Software (4.5%)
8x8, Inc.*	58,500	252,720
A10 Networks, Inc.	30,500	507,215
ACI Worldwide, Inc.*	66,616	1,532,168
Adeia, Inc.	59,283	562,003
Agilysys, Inc.*	10,200	807,228
Alarm.com Holdings, Inc.*	26,300	1,301,324
Alkami Technology, Inc. (x)*	14,300	208,637
Altair Engineering, Inc., Class A*	26,200	1,191,314
American Software, Inc., Class A	12,000	176,160
Amplitude, Inc., Class A (x)*	28,200	340,656
Appfolio, Inc., Class A*	10,500	1,106,490
Appian Corp., Class A*	20,000	651,200
Applied Digital Corp. (x)*	152,800	281,152
Arteris, Inc.*	2,000	8,600
Asana, Inc., Class A (x)*	38,400	528,768
Avaya Holdings Corp. (x)*	110,400	21,638
AvePoint, Inc. (x)*	48,500	199,335
Benefitfocus, Inc.*	19,700	206,062
Blackbaud, Inc.*	27,287	1,606,113
Blackline, Inc.*	29,100	1,957,557
Blend Labs, Inc., Class A*	75,300	108,432
Box, Inc., Class A*	72,600	2,260,038
C3.ai, Inc., Class A (x)*	34,700	388,293
Cerence, Inc.*	21,300	394,689
Cipher Mining, Inc. (x)*	6,500	3,640
Cleanspark, Inc. (x)*	15,700	32,028
Clear Secure, Inc., Class A (x)	31,400	861,302
CommVault Systems, Inc.*	22,414	1,408,496
Consensus Cloud Solutions, Inc.*	7,859	422,500
Couchbase, Inc. (x)*	15,100	200,226
CS Disco, Inc.*	15,800	99,856

See Notes to Financial Statements.

1353

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Cvent Holding Corp. (x)*	32,400	$174,960
Digimarc Corp. (x)*	5,600	103,544
Digital Turbine, Inc.*	47,800	728,472
Domo, Inc., Class B*	14,100	200,784
Duck Creek Technologies, Inc.*	38,900	468,745
E2open Parent Holdings, Inc. (x)*	124,200	729,054
Ebix, Inc.	21,000	419,160
eGain Corp.*	1,600	14,448
Enfusion, Inc., Class A*	15,700	151,819
EngageSmart, Inc.*	15,300	269,280
Envestnet, Inc.*	30,800	1,900,360
Everbridge, Inc.*	20,000	591,600
EverCommerce, Inc. (x)*	18,500	137,640
ForgeRock, Inc., Class A (x)*	14,200	323,334
Greenidge Generation Holdings, Inc. (x)*	4,000	1,157
Instructure Holdings, Inc.*	8,100	189,864
Intapp, Inc.*	8,800	219,472
InterDigital, Inc.	20,025	990,837
IronNet, Inc. (x)*	20,300	4,669
Kaleyra, Inc. (x)*	3,700	2,794
KnowBe4, Inc., Class A*	36,700	909,426
Latch, Inc. (x)*	29,000	20,587
LivePerson, Inc.*	33,300	337,662
LiveRamp Holdings, Inc.*	37,985	890,368
LiveVox Holdings, Inc. (x)*	2,000	5,940
Marathon Digital Holdings, Inc. (x)*	49,600	169,632
Matterport, Inc. (x)*	110,400	309,120
MeridianLink, Inc. (x)*	9,000	123,570
MicroStrategy, Inc., Class A (x)*	4,809	680,810
Mitek Systems, Inc.*	19,100	185,079
Model N, Inc.*	19,800	803,088
Momentive Global, Inc.*	69,200	484,400
N-able, Inc.*	34,400	353,632
NextNav, Inc. (x)*	20,200	59,186
Olo, Inc., Class A*	45,300	283,125
ON24, Inc.*	8,500	73,355
OneSpan, Inc.*	17,800	199,182
PagerDuty, Inc.*	41,900	1,112,864
PowerSchool Holdings, Inc., Class A*	16,600	383,128
Progress Software Corp.	28,977	1,461,890
PROS Holdings, Inc.*	22,700	550,702
Q2 Holdings, Inc.*	28,800	773,856
Qualys, Inc.*	19,400	2,177,262
Rapid7, Inc.*	27,400	931,052
Rimini Street, Inc.*	13,700	52,197
Riot Blockchain, Inc. (x)*	54,600	185,094
Sapiens International Corp. NV	14,100	260,568
SecureWorks Corp., Class A*	18,000	115,020
ShotSpotter, Inc.*	6,000	202,980
SolarWinds Corp.*	21,300	199,368
Sprout Social, Inc., Class A*	23,000	1,298,580
SPS Commerce, Inc.*	19,400	2,491,542
Sumo Logic, Inc.*	42,300	342,630
Telos Corp.*	28,400	144,556
Tenable Holdings, Inc.*	55,400	2,113,510
Terawulf, Inc. (x)*	4,300	2,862
Upland Software, Inc.*	18,800	134,044
UserTesting, Inc. (x)*	24,800	186,248
Varonis Systems, Inc.*	54,400	1,302,336
Verint Systems, Inc.*	35,951	1,304,302
Veritone, Inc. (x)*	7,700	40,810
Viant Technology, Inc., Class A (x)*	2,200	8,844
Weave Communications, Inc. (x)*	11,200	51,296
WM Technology, Inc.*	18,600	18,786
Workiva, Inc.*	24,700	2,074,059
Xperi, Inc.*	23,713	204,169
Yext, Inc.*	63,000	411,390
Zeta Global Holdings Corp., Class A*	38,000	310,460
Zuora, Inc., Class A*	48,500	308,460

		54,290,860

Technology Hardware, Storage & Peripherals (0.4%)
Avid Technology, Inc.*	20,900	555,731
CompoSecure, Inc. (x)*	1,100	5,401
Corsair Gaming, Inc.*	19,700	267,329
Diebold Nixdorf, Inc.*	62,900	89,318
Eastman Kodak Co. (x)*	30,800	93,940
IonQ, Inc. (x)*	53,400	184,230
Super Micro Computer, Inc.*	25,800	2,118,180
Turtle Beach Corp.*	8,100	58,077
Xerox Holdings Corp.	57,700	842,420

		4,214,626

Total Information Technology		151,670,346

Materials (4.2%)
Chemicals (2.0%)
AdvanSix, Inc.	13,500	513,270
American Vanguard Corp.	9,000	195,390
Amyris, Inc. (x)*	78,500	120,105
Aspen Aerogels, Inc.*	3,700	43,623
Avient Corp.	48,500	1,637,360
Balchem Corp.	18,185	2,220,570
Cabot Corp.	29,200	1,951,728
Chase Corp.	3,600	310,536
Diversey Holdings Ltd.*	38,900	165,714
Ecovyst, Inc.*	22,700	201,122
FutureFuel Corp.	6,800	55,284
Hawkins, Inc.	10,100	389,860
HB Fuller Co.	29,059	2,081,206
Ingevity Corp.*	24,300	1,711,692
Innospec, Inc.	13,700	1,409,182
Intrepid Potash, Inc.*	5,100	147,237
Koppers Holdings, Inc.	6,313	178,027
Kronos Worldwide, Inc.	15,300	143,820
Livent Corp.*	84,271	1,674,465
LSB Industries, Inc.*	14,400	191,520
Mativ Holdings, Inc.	26,977	563,819
Minerals Technologies, Inc.	19,950	1,211,364
Origin Materials, Inc. (x)*	19,400	89,434
Orion Engineered Carbons SA	33,900	603,759
Perimeter Solutions SA (x)*	61,400	561,196
PureCycle Technologies, Inc. (x)*	53,600	362,336
Quaker Chemical Corp.	7,500	1,251,750
Rayonier Advanced Materials, Inc.*	10,900	104,640
Sensient Technologies Corp.	20,925	1,525,851
Stepan Co.	11,388	1,212,366
Tredegar Corp.	329	3,362
Trinseo plc	25,600	581,376
Tronox Holdings plc	58,700	804,777
Valhi, Inc.	800	17,600

		24,235,341

See Notes to Financial Statements.

1354

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Summit Materials, Inc., Class A*	64,669	$1,835,953
United States Lime & Minerals, Inc.	300	42,228

		1,878,181

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	992,488
Greif, Inc., Class B	3,200	250,336
Myers Industries, Inc.	13,300	295,659
O-I Glass, Inc.*	91,000	1,507,870
Pactiv Evergreen, Inc.	13,800	156,768
Ranpak Holdings Corp.*	13,700	79,049
TriMas Corp.	27,000	748,980

		4,031,150

Metals & Mining (1.6%)
5E Advanced Materials, Inc. (x)*	1,400	11,032
Alpha Metallurgical Resources, Inc.	9,000	1,317,510
Arconic Corp.*	57,700	1,220,932
ATI, Inc.*	71,300	2,129,018
Carpenter Technology Corp.	28,700	1,060,178
Century Aluminum Co.*	26,100	213,498
Coeur Mining, Inc.*	134,836	453,049
Commercial Metals Co.	66,300	3,202,290
Compass Minerals International, Inc.	19,500	799,500
Constellium SE*	63,800	754,754
Haynes International, Inc.	4,833	220,820
Hecla Mining Co.	304,409	1,692,514
Ivanhoe Electric, Inc. (x)*	2,900	35,235
Kaiser Aluminum Corp.	10,291	781,704
Materion Corp.	11,545	1,010,303
Novagold Resources, Inc.*	131,700	787,566
Olympic Steel, Inc.	4,900	164,542
Piedmont Lithium, Inc.*	8,800	387,376
Ryerson Holding Corp.	9,800	296,548
Schnitzer Steel Industries, Inc., Class A	10,500	321,825
SunCoke Energy, Inc.	42,510	366,861
TimkenSteel Corp.*	23,300	423,361
Warrior Met Coal, Inc.	24,000	831,360
Worthington Industries, Inc.	20,580	1,023,032

		19,504,808

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,738	216,954
Glatfelter Corp.	20,115	55,920
Resolute Forest Products, Inc.*	23,700	511,683
Sylvamo Corp.	17,900	869,761

		1,654,318

Total Materials		51,303,798

Real Estate (6.3%)
Equity Real Estate Investment Trusts (REITs) (5.6%)
Acadia Realty Trust (REIT)	45,673	655,407
Agree Realty Corp. (REIT)	40,900	2,901,037
Alexander & Baldwin, Inc. (REIT)	42,386	793,890
Alexander’s, Inc. (REIT)	1,075	236,564
American Assets Trust, Inc. (REIT)	24,318	644,427
Apartment Investment and Management Co. (REIT), Class A	77,400	551,088
Apple Hospitality REIT, Inc. (REIT)	109,100	1,721,598
Armada Hoffler Properties, Inc. (REIT)	33,800	388,700
Ashford Hospitality Trust, Inc. (REIT) (x)*	32,200	143,934
Bluerock Homes Trust, Inc. (REIT)*	1,812	38,614
Braemar Hotels & Resorts, Inc. (REIT)	24,400	100,284
Brandywine Realty Trust (REIT)	88,100	541,815
Broadstone Net Lease, Inc. (REIT)	85,300	1,382,713
BRT Apartments Corp. (REIT)	5,900	115,876
CareTrust REIT, Inc. (REIT)	54,313	1,009,135
CBL & Associates Properties, Inc. (REIT) (x)	13,400	309,272
Centerspace (REIT)	7,049	413,565
Chatham Lodging Trust (REIT)	20,100	246,627
City Office REIT, Inc. (REIT)	24,700	206,986
Clipper Realty, Inc. (REIT)	5,200	33,280
Community Healthcare Trust, Inc. (REIT)	12,300	440,340
Corporate Office Properties Trust (REIT)	58,700	1,522,678
CTO Realty Growth, Inc. (REIT)	11,678	213,474
DiamondRock Hospitality Co. (REIT)	115,998	950,024
Diversified Healthcare Trust (REIT)	150,300	97,214
Easterly Government Properties, Inc. (REIT)	38,300	546,541
Elme Communities (REIT)	42,317	753,243
Empire State Realty Trust, Inc. (REIT), Class A	74,300	500,782
Equity Commonwealth (REIT)	60,900	1,520,673
Essential Properties Realty Trust, Inc. (REIT)	65,800	1,544,326
Farmland Partners, Inc. (REIT)	20,500	255,430
Four Corners Property Trust, Inc. (REIT)	46,600	1,208,338
Franklin Street Properties Corp. (REIT)	65,399	178,539
Getty Realty Corp. (REIT) (x)	26,575	899,564
Gladstone Commercial Corp. (REIT)	18,900	349,650
Gladstone Land Corp. (REIT) (x)	15,900	291,765
Global Medical REIT, Inc. (REIT)	30,400	288,192
Global Net Lease, Inc. (REIT)	48,066	604,190
Hersha Hospitality Trust (REIT), Class A	24,519	208,902
Independence Realty Trust, Inc. (REIT)	112,207	1,891,810
Indus Realty Trust, Inc. (REIT) (x)	2,519	159,931
Industrial Logistics Properties Trust (REIT)	45,273	148,043
Innovative Industrial Properties, Inc. (REIT)	14,000	1,418,900
InvenTrust Properties Corp. (REIT)	34,200	809,514
iStar, Inc. (REIT)	39,600	302,148
Kite Realty Group Trust (REIT)	106,522	2,242,288
LTC Properties, Inc. (REIT)	21,569	766,347
LXP Industrial Trust (REIT)	139,586	1,398,652
Macerich Co. (The) (REIT)	102,600	1,155,276
National Health Investors, Inc. (REIT)	23,928	1,249,520
Necessity Retail REIT, Inc. (The) (REIT)	60,900	361,137
NETSTREIT Corp. (REIT)	31,600	579,228
NexPoint Residential Trust, Inc. (REIT)	9,700	422,144

See Notes to Financial Statements.

1355

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Office Properties Income Trust (REIT)	26,331	$351,519
One Liberty Properties, Inc. (REIT)	8,433	187,381
Orion Office REIT, Inc. (REIT)	23,900	204,106
Outfront Media, Inc. (REIT)	75,600	1,253,448
Paramount Group, Inc. (REIT) (x)	97,000	576,180
Pebblebrook Hotel Trust (REIT)	61,712	826,324
Phillips Edison & Co., Inc. (REIT)	57,940	1,844,810
Physicians Realty Trust (REIT)	118,800	1,719,036
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	660,240
Plymouth Industrial REIT, Inc. (REIT)	15,900	304,962
Postal Realty Trust, Inc. (REIT), Class A	5,400	78,462
PotlatchDeltic Corp. (REIT)	42,809	1,883,168
Retail Opportunity Investments Corp. (REIT)	62,100	933,363
RLJ Lodging Trust (REIT)	97,486	1,032,377
RPT Realty (REIT)	28,500	286,140
Ryman Hospitality Properties, Inc. (REIT)	28,434	2,325,332
Sabra Health Care REIT, Inc. (REIT)	120,123	1,493,129
Safehold, Inc. (REIT) (x)	13,131	375,809
Saul Centers, Inc. (REIT)	5,100	207,468
Service Properties Trust (REIT)	95,200	694,008
SITE Centers Corp. (REIT)	88,900	1,214,374
STAG Industrial, Inc. (REIT)	90,900	2,936,979
Summit Hotel Properties, Inc. (REIT)	53,600	386,992
Sunstone Hotel Investors, Inc. (REIT)	125,578	1,213,083
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	925,704
Terreno Realty Corp. (REIT)	37,600	2,138,312
UMH Properties, Inc. (REIT)	21,500	346,150
Uniti Group, Inc. (REIT)	105,400	582,862
Universal Health Realty Income Trust (REIT)	5,750	274,447
Urban Edge Properties (REIT)	64,500	908,805
Urstadt Biddle Properties, Inc. (REIT), Class A	12,789	242,351
Veris Residential, Inc. (REIT)*	51,400	818,802
Whitestone REIT (REIT)	25,200	242,928
Xenia Hotels & Resorts, Inc. (REIT)	63,400	835,612

		68,018,278

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	200	5,130
Anywhere Real Estate, Inc.*	64,800	414,072
Compass, Inc., Class A*	131,400	306,162
Cushman & Wakefield plc*	99,396	1,238,474
DigitalBridge Group, Inc.	84,100	920,054
Doma Holdings, Inc. (x)*	54,000	24,457
Douglas Elliman, Inc.	42,404	172,584
eXp World Holdings, Inc. (x)	32,200	356,776
Forestar Group, Inc.*	13,633	210,085
FRP Holdings, Inc.*	4,000	215,440
Kennedy-Wilson Holdings, Inc.	70,024	1,101,478
Marcus & Millichap, Inc.	16,000	551,200
Newmark Group, Inc., Class A	84,624	674,453
Offerpad Solutions, Inc. (x)*	49,600	22,841
RE/MAX Holdings, Inc., Class A	12,200	227,408
Redfin Corp. (x)*	54,197	229,795
RMR Group, Inc. (The), Class A	7,926	223,909
St Joe Co. (The)	18,200	703,430
Stratus Properties, Inc.	1,800	34,722
Tejon Ranch Co.*	9,602	180,902
Transcontinental Realty Investors, Inc.*	600	26,508

		7,839,880

Total Real Estate		75,858,158

Utilities (3.5%)
Electric Utilities (0.8%)
ALLETE, Inc.	28,623	1,846,470
MGE Energy, Inc.	20,279	1,427,641
Otter Tail Corp.	22,925	1,345,927
PNM Resources, Inc.	46,181	2,253,171
Portland General Electric Co.	45,732	2,240,868
Via Renewables, Inc.	4,300	21,973

		9,136,050

Gas Utilities (1.2%)
Brookfield Infrastructure Corp., Class A (x)	48,478	1,885,794
Chesapeake Utilities Corp.	9,050	1,069,529
New Jersey Resources Corp.	49,322	2,447,358
Northwest Natural Holding Co.	17,242	820,547
ONE Gas, Inc.	26,800	2,029,296
South Jersey Industries, Inc.	61,952	2,201,154
Southwest Gas Holdings, Inc.	37,936	2,347,480
Spire, Inc.	26,152	1,800,827

		14,601,985

Independent Power and Renewable Electricity Producers (0.5%)
Altus Power, Inc. (x)*	34,600	225,592
Clearway Energy, Inc., Class A	15,400	460,768
Clearway Energy, Inc., Class C	41,982	1,337,966
Montauk Renewables, Inc.*	32,500	358,475
Ormat Technologies, Inc.	22,500	1,945,800
Sunnova Energy International, Inc. (x)*	60,600	1,091,406

		5,420,007

Multi-Utilities (0.5%)
Avista Corp.	37,099	1,644,970
Black Hills Corp.	34,819	2,449,168
NorthWestern Corp.	28,178	1,672,083
Unitil Corp.	8,100	416,016

		6,182,237

Water Utilities (0.5%)
American States Water Co.	21,158	1,958,173
Artesian Resources Corp., Class A	4,700	275,326
California Water Service Group	27,800	1,685,792
Global Water Resources, Inc.	2,600	34,528
Middlesex Water Co.	11,300	888,971
Pure Cycle Corp.*	4,100	42,968
SJW Group	15,000	1,217,850
York Water Co. (The)	5,100	229,398

		6,333,006

Total Utilities		41,673,285

Total Common Stocks (98.8%) (Cost $938,460,937)		1,191,521,368

See Notes to Financial Statements.

1356

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
PLBY Group, Inc., expiring 1/17/23 (x)*	12,600	$—

Total Consumer Discretionary		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	28,531
Aduro Biotech, Inc., CVR (r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	—

		28,531

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR (r)*	17,500	7,088
Zogenix, Inc., CVR*	32,012	32,012

		39,100

Total Health Care		67,631

Total Rights (0.0%)† (Cost $57,120)		67,631

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.1%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $5,002,378, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $5,102,425. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $12,190,136, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $12,428,139. (xx)	12,184,450	12,184,450
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $1,000,478, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $1,020,530. (xx)	1,000,000	1,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $5,004,326, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $5,444,143. (xx)	5,000,000	5,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $5,002,450, collateralized by various Common Stocks; total market value $5,564,235. (xx)	5,000,000	5,000,000
Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $12,922,195, collateralized by various Common Stocks; total market value $14,373,384. (xx)	12,915,866	12,915,866
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $8,003,911, collateralized by various Common Stocks; total market value $8,885,174. (xx)	8,000,000	8,000,000

Total Repurchase Agreements		49,100,316

Total Short-Term Investments (4.5%) (Cost $54,100,316)		54,100,316

Total Investments in Securities (103.3%) (Cost $992,618,373)		1,245,689,315
Other Assets Less Liabilities (-3.3%)		(39,233,382)

Net Assets (100%)		$1,206,455,933

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $558,558 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $62,626,200. This was collateralized by $10,809,895 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/10/23 – 5/15/52 and by cash of $54,100,316 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

1357

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	148	3/2023	USD	13,104,660	(392,409)

					(392,409)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$30,841,468	$—		$—	$30,841,468
Consumer Discretionary	125,786,888	—		—	125,786,888
Consumer Staples	43,008,285	—		—	43,008,285
Energy	80,725,113	—		—	80,725,113
Financials	205,433,642	—		—	205,433,642
Health Care	198,737,813	—		42,862	198,780,675
Industrials	186,439,710	—		—	186,439,710
Information Technology	151,670,346	—		—	151,670,346
Materials	51,303,798	—		—	51,303,798
Real Estate	75,858,158	—		—	75,858,158
Utilities	41,673,285	—		—	41,673,285
Rights
Consumer Discretionary	—	—	(a)	—	— (a)
Health Care	—	32,012		35,619	67,631
Short-Term Investments
Investment Company	5,000,000	—		—	5,000,000
Repurchase Agreements	—	49,100,316		—	49,100,316

Total Assets	$1,196,478,506	$49,132,328		$78,481	$1,245,689,315

Liabilities:
Futures	$(392,409)	$—		$—	$(392,409)

Total Liabilities	$(392,409)	$—		$—	$(392,409)

Total	$1,196,086,097	$49,132,328		$78,481	$1,245,296,906

(a)	Value is zero.

See Notes to Financial Statements.

1358

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(392,409	)*

Total		$(392,409)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,086,698)	$(4,086,698)

Total	$(4,086,698)	$(4,086,698)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(550,232)	$(550,232)

Total	$(550,232)	$(550,232)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $13,631,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$191,725,083
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$195,652,687

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,370,193
Aggregate gross unrealized depreciation	(223,084,928)

Net unrealized appreciation	$249,285,265

Federal income tax cost of investments in securities and derivative instruments, if applicable	$996,011,641

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $943,518,057)	$1,196,588,999
Repurchase Agreements (Cost $49,100,316)	49,100,316
Cash	12,323,035
Cash held as collateral at broker for futures	1,420,500
Dividends, interest and other receivables	1,442,600
Receivable for Portfolio shares sold	533,699
Securities lending income receivable	143,711
Other assets	5,226

Total assets	1,261,558,086

LIABILITIES
Payable for return of collateral on securities loaned	54,100,316
Payable for Portfolio shares redeemed	316,976
Investment management fees payable	260,995
Distribution fees payable – Class IB	220,530
Administrative fees payable	99,219
Due to broker for futures variation margin	35,152
Distribution fees payable – Class IA	24,118
Accrued expenses	44,847

Total liabilities	55,102,153

NET ASSETS	$1,206,455,933

Net assets were comprised of:
Paid in capital	$957,769,846
Total distributable earnings (loss)	248,686,087

Net assets	$1,206,455,933

Class IA
Net asset value, offering and redemption price per share, $110,981,273 / 11,226,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class IB
Net asset value, offering and redemption price per share, $1,019,651,095 / 103,030,675 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class K
Net asset value, offering and redemption price per share, $75,823,565 / 7,670,484 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

(x)	Includes value of securities on loan of $62,626,200.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $24,616 foreign withholding tax)	$17,024,542
Interest	189,576
Securities lending (net)	1,649,925

Total income	18,864,043

EXPENSES
Investment management fees	3,213,675
Distribution fees – Class IB	2,711,286
Administrative fees	1,192,211
Distribution fees – Class IA	300,782
Custodian fees	94,100
Professional fees	84,636
Printing and mailing expenses	53,898
Trustees’ fees	41,954
Recoupment fees	3,972
Miscellaneous	177,748

Gross expenses	7,874,262
Less: Waiver from investment manager	(3,972)

Net expenses	7,870,290

NET INVESTMENT INCOME (LOSS)	10,993,753

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	41,872,771
Futures contracts	(4,086,698)

Net realized gain (loss)	37,786,073

Change in unrealized appreciation (depreciation) on:
Investments in securities	(347,761,275)
Futures contracts	(550,232)

Net change in unrealized appreciation (depreciation)	(348,311,507)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(310,525,434)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(299,531,681)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,993,753	$7,709,459
Net realized gain (loss)	37,786,073	155,153,642
Net change in unrealized appreciation (depreciation)	(348,311,507)	44,074,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(299,531,681)	206,937,190

Distributions to shareholders:
Class IA	(5,130,743)	(15,583,316)
Class IB	(46,870,919)	(136,036,402)
Class K	(3,667,700)	(10,464,951)

Total distributions to shareholders	(55,669,362)	(162,084,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 780,408 and 2,198,608 shares, respectively ]	8,473,906	31,226,906
Capital shares issued in reinvestment of dividends and distributions [ 502,845 and 1,229,966 shares, respectively ]	5,130,743	15,583,316
Capital shares repurchased [ (1,352,495) and (2,044,658) shares, respectively ]	(14,809,621)	(29,052,399)

Total Class IA transactions	(1,204,972)	17,757,823

Class IB
Capital shares sold [ 7,915,053 and 6,941,139 shares, respectively ]	86,546,756	99,022,325
Capital shares issued in reinvestment of dividends and distributions [ 4,588,724 and 10,724,289 shares, respectively ]	46,870,919	136,036,402
Capital shares repurchased [ (8,290,400) and (11,530,605) shares, respectively ]	(90,882,544)	(164,052,429)

Total Class IB transactions	42,535,131	71,006,298

Class K
Capital shares sold [ 763,383 and 847,667 shares, respectively ]	8,304,479	12,101,587
Capital shares issued in reinvestment of dividends and distributions [ 359,448 and 825,803 shares, respectively ]	3,667,700	10,464,951
Capital shares repurchased [ (900,685) and (1,258,217) shares, respectively ]	(9,942,951)	(18,022,367)

Total Class K transactions	2,029,228	4,544,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	43,359,387	93,308,292

TOTAL INCREASE (DECREASE) IN NET ASSETS	(311,841,656)	138,160,813
NET ASSETS:
Beginning of year	1,518,297,589	1,380,136,776

End of year	$1,206,455,933	$1,518,297,589

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021		2020	2019	2018
Net asset value, beginning of year	$12.90	$12.58		$10.97	$9.43	$11.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.07	(aa)	0.05	0.10	0.10
Net realized and unrealized gain (loss)	(2.63)	1.78		2.10	2.26	(1.38)

Total from investment operations	(2.54)	1.85		2.15	2.36	(1.28)

Less distributions:
Dividends from net investment income	(0.10)	(0.09)		(0.11)	(0.11)	(0.11)
Distributions from net realized gains	(0.37)	(1.44)		(0.43)	(0.70)	(1.04)
Return of capital	—	—		—	(0.01)	—

Total dividends and distributions	(0.47)	(1.53)		(0.54)	(0.82)	(1.15)

Net asset value, end of year	$9.89	$12.90		$12.58	$10.97	$9.43

Total return	(19.76)%	15.02%		19.74%	25.25%	(11.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$110,981	$145,754		$124,684	$113,909	$102,582
Ratio of expenses to average net assets:
After waivers (f)	0.63%	0.62%		0.64%	0.63%	0.64%
Before waivers (f)	0.63%	0.62%		0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.83%	0.49	%(bb)	0.51%	0.92%	0.84%
Before waivers (f)	0.83%	0.49	%(bb)	0.51%	0.92%	0.84%
Portfolio turnover rate^	15%	16%		17%	14%	15%

	Year Ended December 31,
Class IB	2022	2021		2020	2019	2018
Net asset value, beginning of year	$12.92	$12.59		$10.98	$9.44	$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.07	(aa)	0.05	0.10	0.10
Net realized and unrealized gain (loss)	(2.64)	1.79		2.10	2.26	(1.38)

Total from investment operations	(2.55)	1.86		2.15	2.36	(1.28)

Less distributions:
Dividends from net investment income	(0.10)	(0.09)		(0.11)	(0.11)	(0.11)
Distributions from net realized gains	(0.37)	(1.44)		(0.43)	(0.70)	(1.04)
Return of capital	—	—		—	(0.01)	—

Total dividends and distributions	(0.47)	(1.53)		(0.54)	(0.82)	(1.15)

Net asset value, end of year	$9.90	$12.92		$12.59	$10.98	$9.44

Total return	(19.80)%	15.10%		19.73%	25.22%	(11.33)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,019,651	$1,276,432		$1,166,992	$1,016,600	$846,806
Ratio of expenses to average net assets:
After waivers (f)	0.63%	0.62%		0.64%	0.63%	0.64%
Before waivers (f)	0.63%	0.62%		0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.84%	0.49	%(bb)	0.51%	0.92%	0.84%
Before waivers (f)	0.84%	0.49	%(bb)	0.51%	0.92%	0.84%
Portfolio turnover rate^	15%	16%		17%	14%	15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021		2020	2019	2018
Net asset value, beginning of year	$12.90	$12.58		$10.96	$9.43	$11.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.10	(aa)	0.08	0.13	0.13
Net realized and unrealized gain (loss)	(2.63)	1.78		2.10	2.25	(1.37)

Total from investment operations	(2.51)	1.88		2.18	2.38	(1.24)

Less distributions:
Dividends from net investment income	(0.13)	(0.12)		(0.13)	(0.14)	(0.14)
Distributions from net realized gains	(0.37)	(1.44)		(0.43)	(0.70)	(1.04)
Return of capital	—	—		—	(0.01)	—

Total dividends and distributions	(0.50)	(1.56)		(0.56)	(0.85)	(1.18)

Net asset value, end of year	$9.89	$12.90		$12.58	$10.96	$9.43

Total return	(19.55)%	15.30%		20.08%	25.44%	(11.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$75,824	$96,112		$88,460	$69,453	$54,023
Ratio of expenses to average net assets:
After waivers (f)	0.38%	0.37%		0.39%	0.38%	0.39%
Before waivers (f)	0.38%	0.37%		0.39%	0.38%	0.39%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.09%	0.73	%(bb)	0.76%	1.18%	1.09%
Before waivers (f)	1.09%	0.73	%(bb)	0.76%	1.18%	1.09%
Portfolio turnover rate^	15%	16%		17%	14%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.09 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	T. Rowe Price Associates, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(38.64)%	4.23%	10.63%
Portfolio – Class IB Shares	(38.64)	4.23	10.63
Portfolio – Class K Shares	(38.48)	4.49	10.91
Russell 1000® Growth Index	(29.14)	10.96	14.10

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (38.64)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned (29.14)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Health Care was the only contributor to relative performance due to stock selection and an overweight allocation.

What hurt performance during the year:

•	The Communication Services sector detracted from relative returns during the period, due to weak stock selection and an overweight allocation.

•	An overweight allocation and stock choices in the Consumer Discretionary sector also hampered relative results.

•	Detrimental stock selection in the Information Technology sector further detracted from relative returns.

Portfolio Positioning and Outlook — T. Rowe Price Associates, Inc.

At period end, we maintained an overweight to communication services, as we continue to find attractive opportunities in companies with innovative business models that we believe can take advantage of transformational change. We favor companies with durable business models that address large and growing markets, including internet search and advertising, social connectivity, and entertainment. We remained overweight consumer discretionary names and are constructive on stock-specific opportunities within the sector. We are focused on businesses benefitting from the secular shift of consumer spending to online retail, as well as select companies that stand to gain from growing demand for electric vehicles. Additionally, within the sector, we had select exposure to segments that we believe should hold up well in an economic downturn, such as off-price retail and fast-casual dining.

Heading into 2023, capital markets appear to have priced in a significant global economic slowdown. The key question is whether this deceleration will end in a “soft landing” — with slower but still positive growth — or in a full-fledged recession that drags down earnings. Much depends on the Federal Reserve and the world’s other major central banks as they continue efforts to bring inflation under control by hiking interest rates and draining liquidity from the markets. Nevertheless, geopolitical risks will remain potential triggers for downside volatility in 2023. Structural factors, such as bank capital requirements that constrain market liquidity, could magnify price movements, both up and down. While there are good reasons for caution in 2023, excessive pessimism and volatility can create value for agile investors. In difficult markets, security selection will be critical.

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	46.4%
Consumer Discretionary	18.3
Health Care	14.8
Communication Services	11.6
Industrials	3.5
Investment Companies	2.9
Repurchase Agreements	1.0
Consumer Staples	0.6
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$952.30	$4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	952.20	4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	953.70	3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.82

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.6%)
Entertainment (3.0%)
Activision Blizzard, Inc.	114,013	$8,727,695
Netflix, Inc.*	73,422	21,650,679
Sea Ltd. (ADR)*	181,333	9,434,756
Spotify Technology SA*	117,045	9,240,703

		49,053,833

Interactive Media & Services (8.1%)
Alphabet, Inc., Class A*	741,920	65,459,602
Alphabet, Inc., Class C*	496,461	44,050,985
Match Group, Inc.*	157,272	6,525,215
Meta Platforms, Inc., Class A*	50,000	6,017,000
Pinterest, Inc., Class A*	302,637	7,348,026

		129,400,828

Media (0.5%)
Trade Desk, Inc. (The), Class A*	172,581	7,736,806

Total Communication Services		186,191,467

Consumer Discretionary (18.3%)
Auto Components (0.0%)†
Mobileye Global, Inc., Class A (x)*	23,817	835,024

Automobiles (4.3%)
Dr Ing hc F Porsche AG (Preference) (q)*	156,790	15,902,448
Ferrari NV	108,028	23,141,758
Rivian Automotive, Inc., Class A (x)*	1,607,735	29,630,556

		68,674,762

Hotels, Restaurants & Leisure (4.1%)
Booking Holdings, Inc.*	6,682	13,466,101
Chipotle Mexican Grill, Inc.*	9,521	13,210,292
Expedia Group, Inc.*	87,679	7,680,681
Las Vegas Sands Corp.*	393,961	18,937,705
Wynn Resorts Ltd.*	143,645	11,846,403

		65,141,182

Internet & Direct Marketing Retail (6.6%)
Amazon.com, Inc.*	1,164,719	97,836,396
Coupang, Inc.*	516,858	7,602,981

		105,439,377

Leisure Products (0.2%)
Peloton Interactive, Inc., Class A (x)*	520,300	4,131,182

Specialty Retail (2.8%)
Floor & Decor Holdings, Inc., Class A*	80,682	5,617,888
Ross Stores, Inc.	338,660	39,308,266

		44,926,154

Textiles, Apparel & Luxury Goods (0.3%)
Lululemon Athletica, Inc.*	14,521	4,652,238

Total Consumer Discretionary		293,799,919

Consumer Staples (0.6%)
Personal Products (0.6%)
Estee Lauder Cos., Inc. (The), Class A	40,973	10,165,811

Total Consumer Staples		10,165,811

Health Care (14.8%)
Biotechnology (0.7%)
Argenx SE (ADR)*	29,654	11,233,825

Health Care Equipment & Supplies (3.0%)
Align Technology, Inc.*	20,248	4,270,303
Insulet Corp.*	23,203	6,830,731
Intuitive Surgical, Inc.*	99,696	26,454,334
Stryker Corp.	45,896	11,221,113

		48,776,481

Health Care Providers & Services (7.1%)
Cigna Corp.	46,403	15,375,170
HCA Healthcare, Inc.	49,626	11,908,255
Humana, Inc.	37,548	19,231,710
UnitedHealth Group, Inc.	127,421	67,556,066

		114,071,201

Life Sciences Tools & Services (1.4%)
Avantor, Inc.*	344,853	7,272,949
Danaher Corp.	22,342	5,930,014
Illumina, Inc.*	18,815	3,804,393
Sartorius AG (Preference) (q)	14,632	5,785,847

		22,793,203

Pharmaceuticals (2.6%)
AstraZeneca plc (ADR)	81,212	5,506,174
Eli Lilly and Co.	97,378	35,624,767

		41,130,941

Total Health Care		238,005,651

Industrials (3.5%)
Aerospace & Defense (1.0%)
Airbus SE	140,389	16,684,020

Air Freight & Logistics (0.6%)
FedEx Corp.	54,073	9,365,444

Commercial Services & Supplies (0.4%)
Cintas Corp.	12,309	5,558,990

Professional Services (0.9%)
TransUnion	193,571	10,985,154
Verisk Analytics, Inc.	21,762	3,839,252

		14,824,406

Road & Rail (0.6%)
Old Dominion Freight Line, Inc.	34,697	9,846,315

Total Industrials		56,279,175

Information Technology (46.4%)
Electronic Equipment, Instruments & Components (1.7%)
Teledyne Technologies, Inc.*	66,872	26,742,782

IT Services (8.9%)
Adyen NV (m)*	1,531	2,111,506
Fiserv, Inc.*	281,538	28,455,046
Global Payments, Inc.	53,429	5,306,568
Mastercard, Inc., Class A	143,061	49,746,601
MongoDB, Inc.*	19,432	3,824,995
Visa, Inc., Class A	258,899	53,788,856

		143,233,572

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (7.6%)
Advanced Micro Devices, Inc.*	367,983	$23,834,259
ASML Holding NV (Registered) (NYRS)	81,001	44,258,946
Lam Research Corp.	25,382	10,668,055
NVIDIA Corp.	290,995	42,526,009

		121,287,269

Software (21.1%)
Atlassian Corp., Class A*	79,124	10,181,676
Black Knight, Inc.*	90,490	5,587,758
Ceridian HCM Holding, Inc.*	114,733	7,360,122
HashiCorp, Inc., Class A (x)*	32,358	884,668
Intuit, Inc.	108,260	42,136,957
Microsoft Corp.	805,531	193,182,444
Monday.com Ltd. (x)*	23,368	2,850,896
Roper Technologies, Inc.	50,243	21,709,498
Salesforce, Inc.*	157,757	20,917,001
SentinelOne, Inc., Class A*	280,873	4,097,937
ServiceNow, Inc.*	77,985	30,279,236

		339,188,193

Technology Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	869,597	112,986,738

Total Information Technology		743,438,554

Total Common Stocks (95.2%) (Cost $1,043,753,658)		1,527,880,577

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	3,000,000	3,000,000
JPMorgan Prime Money Market Fund, IM Shares	43,218,549	43,240,159

Total Investment Companies		46,240,159

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $10,374,595, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $10,577,150. (xx)	$10,369,755	10,369,755
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $2,000,956, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $2,041,060. (xx)	2,000,000	2,000,000
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $2,001,731, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $2,177,657. (xx)	2,000,000	2,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $1,000,836, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $1,020,000. (xx)	1,000,000	1,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $200,098, collateralized by various Common Stocks; total market value $222,129. (xx)	200,000	200,000

Total Repurchase Agreements		15,569,755

Total Short-Term Investments (3.9%) (Cost $61,808,903)		61,809,914

Total Investments in Securities (99.1%) (Cost $1,105,562,561)		1,589,690,491
Other Assets Less Liabilities (0.9%)		14,684,709

Net Assets (100%)		$1,604,375,200

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $2,111,506 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $20,344,606. This was collateralized by $2,522,343 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 2/9/23 – 5/15/47 and by cash of $18,569,755 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$186,191,467	$—	$—	$186,191,467
Consumer Discretionary	277,897,471	15,902,448	—	293,799,919
Consumer Staples	10,165,811	—	—	10,165,811
Health Care	232,219,804	5,785,847	—	238,005,651
Industrials	39,595,155	16,684,020	—	56,279,175
Information Technology	741,327,048	2,111,506	—	743,438,554
Short-Term Investments
Investment Companies	46,240,159	—	—	46,240,159
Repurchase Agreements	—	15,569,755	—	15,569,755

Total Assets	$1,533,636,915	$56,053,576	$—	$1,589,690,491

Total Liabilities	$—	$—	$—	$—

Total	$1,533,636,915	$56,053,576	$—	$1,589,690,491

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$695,889,593
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$673,308,270

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$676,283,788
Aggregate gross unrealized depreciation	(197,131,876)

Net unrealized appreciation	$479,151,912

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,110,538,579

For the year ended December 31, 2022, the Portfolio incurred approximately $595 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,089,992,806)	$1,574,120,736
Repurchase Agreements (Cost $15,569,755)	15,569,755
Cash	32,698,000
Foreign cash (Cost $1,876)	1,961
Receivable for securities sold	1,585,753
Receivable for Portfolio shares sold	360,596
Dividends, interest and other receivables	243,120
Securities lending income receivable	5,297
Other assets	7,854

Total assets	1,624,593,072

LIABILITIES
Payable for return of collateral on securities loaned	18,569,755
Investment management fees payable	890,725
Distribution fees payable – Class IB	270,072
Payable for Portfolio shares redeemed	268,888
Administrative fees payable	134,226
Distribution fees payable – Class IA	37,918
Accrued expenses	46,288

Total liabilities	20,217,872

NET ASSETS	$1,604,375,200

Net assets were comprised of:
Paid in capital	$1,197,911,442
Total distributable earnings (loss)	406,463,758

Net assets	$1,604,375,200

Class IA
Net asset value, offering and redemption price per share, $171,400,853 / 3,795,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.16

Class IB
Net asset value, offering and redemption price per share, $1,229,180,235 / 27,638,276 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.47

Class K
Net asset value, offering and redemption price per share, $203,794,112 / 4,357,791 shares outstanding (unlimited amount authorized: $0.01 par value)	$46.77

(x)	Includes value of securities on loan of $20,344,606.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $102,082 foreign withholding tax)	$7,675,159
Interest	315,188
Securities lending (net)	280,547

Total income	8,270,894

EXPENSES
Investment management fees	13,507,475
Distribution fees – Class IB	3,604,601
Administrative fees	1,751,478
Distribution fees – Class IA	540,865
Professional fees	104,646
Custodian fees	81,000
Printing and mailing expenses	76,941
Trustees’ fees	64,002
Miscellaneous	48,381

Gross expenses	19,779,389
Less: Waiver from investment manager	(1,486,490)

Net expenses	18,292,899

NET INVESTMENT INCOME (LOSS)	(10,022,005)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(73,532,478)
Foreign currency transactions	84,095

Net realized gain (loss)	(73,448,383)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(903,371,138)
Foreign currency translations	(15)

Net change in unrealized appreciation (depreciation)	(903,371,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(976,819,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(986,841,541)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,022,005)	$(15,451,177)
Net realized gain (loss)	(73,448,383)	252,132,385
Net change in unrealized appreciation (depreciation)	(903,371,153)	75,782,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(986,841,541)	312,463,481

Distributions to shareholders:
Class IA	(5,580,855)	(26,165,238)
Class IB	(39,187,202)	(166,630,855)
Class K	(6,235,659)	(21,396,653)

Total distributions to shareholders	(51,003,716)	(214,192,746)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 196,563 and 301,771 shares, respectively ]	10,848,922	23,050,695
Capital shares issued in reinvestment of distributions [ 114,900 and 344,158 shares, respectively ]	5,580,855	26,165,238
Capital shares repurchased [ (601,724) and (503,941) shares, respectively ]	(33,245,684)	(39,516,099)

Total Class IA transactions	(16,815,907)	9,699,834

Class IB
Capital shares sold [ 2,388,294 and 1,647,142 shares, respectively ]	127,562,407	126,781,177
Capital shares issued in reinvestment of distributions [ 819,297 and 2,224,507 shares, respectively ]	39,187,202	166,630,855
Capital shares repurchased [ (1,711,650) and (1,674,941) shares, respectively ]	(92,229,155)	(129,480,740)

Total Class IB transactions	74,520,454	163,931,292

Class K
Capital shares sold [ 1,431,978 and 145,410 shares, respectively ]	85,172,196	11,706,552
Capital shares issued in reinvestment of dividends and distributions [ 124,056 and 272,865 shares, respectively ]	6,235,659	21,396,653
Capital shares repurchased [ (520,489) and (543,144) shares, respectively ]	(29,777,761)	(44,073,842)

Total Class K transactions	61,630,094	(10,970,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	119,334,641	162,660,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	(918,510,616)	260,931,224
NET ASSETS:
Beginning of year	2,522,885,816	2,261,954,592

End of year	$1,604,375,200	$2,522,885,816

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$75.83	$72.72	$54.83	$42.80	$47.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.31)	(0.52)	(0.27)	(0.10)	(0.01	)(1)
Net realized and unrealized gain (loss)	(28.89)	10.52	20.21	13.37	(0.47)

Total from investment operations	(29.20)	10.00	19.94	13.27	(0.48)

Less distributions:
Distributions from net realized gains	(1.47)	(6.89)	(2.05)	(1.24)	(3.86)

Net asset value, end of year	$45.16	$75.83	$72.72	$54.83	$42.80

Total return	(38.64)%	13.83%	36.54%	31.11%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$171,401	$309,813	$286,784	$227,232	$165,111
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.08%	1.06%	1.08%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.57)%	(0.66)%	(0.45)%	(0.20)%	(0.02	)%(aa)
Before waivers (f)	(0.64)%	(0.72)%	(0.53)%	(0.30)%	(0.12	)%(aa)
Portfolio turnover rate^	36%	29%	38%	30%	45%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$74.71	$71.74	$54.10	$42.25	$46.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.30)	(0.51)	(0.27)	(0.10)	(0.01	)(1)
Net realized and unrealized gain (loss)	(28.47)	10.37	19.96	13.19	(0.46)

Total from investment operations	(28.77)	9.86	19.69	13.09	(0.47)

Less distributions:
Distributions from net realized gains	(1.47)	(6.89)	(2.05)	(1.24)	(3.86)

Net asset value, end of year	$44.47	$74.71	$71.74	$54.10	$42.25

Total return	(38.64)%	13.82%	36.57%	31.09%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,229,180	$1,953,107	$1,717,802	$1,264,017	$942,026
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.08%	1.06%	1.08%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.56)%	(0.66)%	(0.45)%	(0.20)%	(0.01	)%(aa)
Before waivers (f)	(0.64)%	(0.72)%	(0.54)%	(0.30)%	(0.12	)%(aa)
Portfolio turnover rate^	36%	29%	38%	30%	45%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$78.25	$74.66	$56.11	$43.67	$47.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.17)	(0.33)	(0.12)	0.02	0.11	(1)
Net realized and unrealized gain (loss)	(29.84)	10.81	20.72	13.66	(0.48)

Total from investment operations	(30.01)	10.48	20.60	13.68	(0.37)

Less distributions:
Dividends from net investment income	—	— #	— #	—	(0.05)
Distributions from net realized gains	(1.47)	(6.89)	(2.05)	(1.24)	(3.86)

Total dividends and distributions	(1.47)	(6.89)	(2.05)	(1.24)	(3.91)

Net asset value, end of year	$46.77	$78.25	$74.66	$56.11	$43.67

Total return	(38.48)%	14.11%	36.88%	31.43%	(1.36)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$203,794	$259,966	$257,368	$222,399	$198,399
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.83%	0.81%	0.83%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.31)%	(0.41)%	(0.20)%	0.04%	0.21	%(aa)
Before waivers (f)	(0.39)%	(0.47)%	(0.28)%	(0.06)%	0.11	%(aa)
Portfolio turnover rate^	36%	29%	38%	30%	45%
#	Per share amount is less than $0.005.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.05) and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	T. Rowe Price Associates, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	(13.38)%	8.11%
Russell 3000® Health Care Index	(6.10)	10.49
S&P 500® Index	(18.11)	10.00

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (13.38)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the Russell 3000® Health Care Index and the S&P 500® Index, which returned (6.10)% and (18.11)%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Overall, sector allocation drove relative outperformance, which was partially offset by stock selection.

•

Services was the leading contributor, driven by an overweight allocation. An overweight exposure to the services subsector, particularly a larger exposure to managed care companies such as UnitedHealth Group, Inc. and Elevance Health, Inc., assisted relative returns. The group benefitted from strong fundamentals driven by a robust commercial pricing environment, broadly in-line health care utilization trends, and abating political overhangs. Additionally, these are largely U.S. domestic-oriented businesses with strong cash flows that have demonstrated the ability to adjust price and/or benefits in response to cost inflation, which investors have appreciated.

•

Pharmaceuticals outperformed due to an overweight allocation; however, this was partially offset by stock selection. An overweight exposure to larger-cap pharmaceuticals, which benefitted from their more defensive characteristics, was another source of relative strength. Investor preference for companies with strong balance sheets and cash flow generation in an environment with persistent inflation and rising interest rates benefitted firms.

What hurt performance during the year:

•

Biotechnology was a detractor due to weak stock selection. Shares of Prometheus Biosciences, Inc. surged in early December after the company announced proof-of-concept data for PRA023 from clinical trials in both ulcerative colitis and Crohn’s disease. The data suggest the company likely has an active drug with a novel mechanism for well-established blockbuster commercial markets. While we held the stock in the Portfolio, our underweight exposure to the name weighed on relative results.

•

Life sciences also weighed on performance due to an overweight allocation. The Portfolio is overweight life sciences companies, which develop the platforms, instrumentation, and technology that drives future discovery and the application of drugs and diagnostics. Fundamentals overall remain exceptional. While there are pockets of inventory destocking, we think that can be offset by large, diversified companies in the space. Analytical instruments demand has remained well above historical trends for the second year in a row, driven by demand from biopharma, semiconductors, and reshoring.

Portfolio Positioning and Outlook — T. Rowe Price Associates, Inc.

Macroeconomic factors dominated equity market performance in 2022, with higher interest rates, rapidly rising inflation, and growing recessionary fears weighing on investor confidence. While we expect the macroeconomic backdrop to remain challenging in the near term, we maintain an optimistic outlook for the Health Care sector going forward.

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We are seeing great progress across a number of therapeutic platforms, including oncology, neurology, ophthalmology, and autoimmune and infectious diseases, and the market environment for companies developing innovative therapies remains encouraging. Even with the ground-breaking developments we have seen over the last several years, there is still a strong pipeline for future innovation given the large number of disorders — such as cancer, Alzheimer’s, obesity, and diabetes — affecting large populations in need of improved treatment options. As a result of ongoing scientific advancement and improvement, we believe we are on the cusp of a significant wave of innovation that should lead to meaningful drug launches in the coming years that will cure diseases or dramatically improve quality of life.

Sector Weightings as of December 31, 2022	% of Net Assets
Health Care	98.4%
Repurchase Agreements	1.6
Consumer Discretionary	0.2
Materials	0.0 #
Financials	0.0 #
Cash and Other	(0.2)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,072.10	$6.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.2%)
Specialty Retail (0.2%)
Warby Parker, Inc., Class A (x)*	25,592	$345,236

Total Consumer Discretionary		345,236

Financials (0.0%)†
Capital Markets (0.0%)†
Health Sciences Acquisitions Corp. 2*	9,046	90,370

Total Financials		90,370

Health Care (98.4%)
Biotechnology (27.3%)
Aadi Bioscience, Inc. (x)*	1,765	22,645
AbbVie, Inc.	20,755	3,354,216
ACADIA Pharmaceuticals, Inc.*	19,179	305,330
ADC Therapeutics SA*	16,676	64,036
Agios Pharmaceuticals, Inc.*	6,406	179,880
Akero Therapeutics, Inc. (x)*	8,842	484,542
Alector, Inc.*	8,716	80,449
Allakos, Inc.*	12,150	102,303
Allogene Therapeutics, Inc. (x)*	26,259	165,169
Alnylam Pharmaceuticals, Inc.*	18,529	4,403,417
Apellis Pharmaceuticals, Inc.*	8,762	453,083
Arcus Biosciences, Inc.*	6,277	129,808
Ardelyx, Inc.*	21,600	61,560
Argenx SE (ADR)*	8,694	3,293,548
Ascendis Pharma A/S (ADR) (x)*	10,778	1,316,317
Aura Biosciences, Inc.*	7,297	76,618
Avidity Biosciences, Inc.*	25,440	564,514
BeiGene Ltd. (ADR) (x)*	2,022	444,719
Bicycle Therapeutics plc (ADR) (x)*	3,976	117,690
Biogen, Inc.*	4,622	1,279,924
Biohaven Ltd. (x)*	11,029	153,083
BioMarin Pharmaceutical, Inc.*	7,653	792,009
BioNTech SE (ADR)	7,284	1,094,202
Blueprint Medicines Corp.*	14,277	625,475
Burning Rock Biotech Ltd. (ADR) (x)*	8,454	19,021
C4 Therapeutics, Inc. (x)*	10,181	60,068
Celldex Therapeutics, Inc.*	8,645	385,308
Centessa Pharmaceuticals plc (ADR) (x)*	12,694	39,351
Cerevel Therapeutics Holdings, Inc.*	21,690	684,103
CRISPR Therapeutics AG*	4,270	173,575
CureVac NV*	5,500	33,165
Cytokinetics, Inc. (x)*	6,114	280,143
Day One Biopharmaceuticals, Inc. (x)*	8,665	186,471
Deciphera Pharmaceuticals, Inc.*	8,711	142,773
Denali Therapeutics, Inc.*	14,487	402,883
Enanta Pharmaceuticals, Inc.*	2,500	116,300
Entrada Therapeutics, Inc. (x)*	8,165	110,391
EQRx, Inc. (x)*	29,378	72,270
Exact Sciences Corp.*	14,127	699,428
Exelixis, Inc.*	27,768	445,399
Exscientia plc (ADR) (x)*	2,858	15,233
Fate Therapeutics, Inc.*	14,816	149,493
FibroGen, Inc.*	6,424	102,912
F-star Therapeutics, Inc.*	888	5,612
Galapagos NV (ADR)*	1,200	53,256
Generation Bio Co.*	30,137	118,438
Genmab A/S*	3,940	1,668,040
Gossamer Bio, Inc. (x)*	7,737	16,789
Ideaya Biosciences, Inc.*	1,299	23,603
IGM Biosciences, Inc. (x)*	6,624	112,674
Immatics NV*	5,800	50,518
Immuneering Corp., Class A (x)*	22,529	109,266
Immunocore Holdings plc (ADR)*	13,866	791,333
Immunovant, Inc.*	2,500	44,375
Incyte Corp.*	11,330	910,026
Insmed, Inc.*	32,344	646,233
Intellia Therapeutics, Inc.*	5,590	195,035
Invivyd, Inc.*	4,300	6,450
Ionis Pharmaceuticals, Inc.*	16,671	629,664
Iovance Biotherapeutics, Inc.*	25,319	161,788
IVERIC bio, Inc.*	22,989	492,194
Karuna Therapeutics, Inc. (x)*	7,302	1,434,843
Keros Therapeutics, Inc.*	2,163	103,867
Kodiak Sciences, Inc.*	9,124	65,328
Kronos Bio, Inc.*	1,672	2,709
Kymera Therapeutics, Inc.*	10,725	267,696
Legend Biotech Corp. (ADR)*	6,891	343,999
LianBio (ADR)*	27,401	44,938
Lyell Immunopharma, Inc. (x)*	26,225	91,001
MeiraGTx Holdings plc*	5,798	37,803
Mirati Therapeutics, Inc.*	7,743	350,835
Moderna, Inc.*	12,942	2,324,642
Monte Rosa Therapeutics, Inc. (x)*	20,464	155,731
MoonLake Immunotherapeutics (x)*	5,068	53,214
Morphic Holding, Inc.*	4,604	123,157
Neurocrine Biosciences, Inc.*	4,761	568,654
Nurix Therapeutics, Inc.*	9,400	103,212
Nuvalent, Inc., Class A*	1,660	49,435
Prelude Therapeutics, Inc.*	2,700	16,308
Prime Medicine, Inc. (x)*	8,982	166,886
Prometheus Biosciences, Inc.*	4,100	451,000
Prothena Corp. plc*	8,259	497,605
PTC Therapeutics, Inc.*	4,832	184,437
RAPT Therapeutics, Inc. (x)*	12,605	249,579
Regeneron Pharmaceuticals, Inc.*	8,114	5,854,170
REGENXBIO, Inc.*	2,900	65,772
Relay Therapeutics, Inc.*	14,966	223,592
Replimune Group, Inc.*	18,977	516,174
REVOLUTION Medicines, Inc. (x)*	15,613	371,902
Rocket Pharmaceuticals, Inc.*	8,647	169,222
Sage Therapeutics, Inc.*	7,376	281,321
Sana Biotechnology, Inc. (x)*	20,331	80,307
Sarepta Therapeutics, Inc.*	5,473	709,191
Scholar Rock Holding Corp. (x)*	27,312	247,174
Seagen, Inc.*	6,113	785,582
Senti Biosciences, Inc. (x)*	31,421	44,304
SpringWorks Therapeutics, Inc.*	3,927	102,141
Stoke Therapeutics, Inc. (x)*	6,584	60,770
Tenaya Therapeutics, Inc. (x)*	21,614	43,444
Twist Bioscience Corp.*	5,642	134,336
Ultragenyx Pharmaceutical, Inc.*	16,207	750,870
Vertex Pharmaceuticals, Inc.*	15,331	4,427,286
Voyager Therapeutics, Inc.*	7,300	44,530
Xencor, Inc.*	11,773	306,569
Zai Lab Ltd. (ADR)*	6,723	206,396
Zentalis Pharmaceuticals, Inc. (x)*	9,570	192,740

		53,022,790

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (14.4%)
Becton Dickinson and Co.	13,484	$3,428,981
Cooper Cos., Inc. (The)	1,587	524,773
Dexcom, Inc.*	14,090	1,595,552
GE HealthCare Technologies, Inc.*	2,103	122,773
Hologic, Inc.*	24,532	1,835,239
Inari Medical, Inc.*	5,134	326,317
Insulet Corp.*	5,407	1,591,767
Intuitive Surgical, Inc.*	21,988	5,834,516
iRhythm Technologies, Inc.*	3,145	294,592
Lantheus Holdings, Inc.*	2,955	150,587
Nevro Corp.*	3,398	134,561
Novocure Ltd.*	15,266	1,119,761
Penumbra, Inc.*	8,287	1,843,526
PROCEPT BioRobotics Corp. (x)*	9,735	404,392
QuidelOrtho Corp.*	5,441	466,130
Shockwave Medical, Inc.*	7,055	1,450,579
STERIS plc	3,138	579,557
Stryker Corp.	18,161	4,440,183
Teleflex, Inc.	4,128	1,030,473
Zimmer Biomet Holdings, Inc.	5,783	737,332

		27,911,591

Health Care Providers & Services (20.8%)
Acadia Healthcare Co., Inc.*	2,165	178,223
agilon health, Inc.*	8,831	142,532
Alignment Healthcare, Inc.*	20,187	237,399
AmerisourceBergen Corp.	1,667	276,239
Centene Corp.*	40,754	3,342,236
Cigna Corp.	8,658	2,868,742
Elevance Health, Inc.	11,967	6,138,712
Guardant Health, Inc.*	13,018	354,090
HCA Healthcare, Inc.	7,542	1,809,778
Humana, Inc.	8,501	4,354,127
McKesson Corp.	743	278,714
Molina Healthcare, Inc.*	9,100	3,005,002
Oak Street Health, Inc. (x)*	6,994	150,441
Option Care Health, Inc.*	8,301	249,777
Sema4 Holdings Corp. (x)*	24,540	6,474
Surgery Partners, Inc.*	5,726	159,526
UnitedHealth Group, Inc.	31,569	16,737,252

		40,289,264

Health Care Technology (1.0%)
Certara, Inc.*	8,127	130,601
Doximity, Inc., Class A (x)*	17,713	594,448
Sophia Genetics SA*	18,167	37,424
Veeva Systems, Inc., Class A*	7,479	1,206,961

		1,969,434

Life Sciences Tools & Services (17.0%)
10X Genomics, Inc., Class A*	17,580	640,615
Adaptive Biotechnologies Corp.*	17,654	134,877
Agilent Technologies, Inc.	26,300	3,935,795
Avantor, Inc.*	54,564	1,150,755
Azenta, Inc.*	1,700	98,974
Bio-Techne Corp.	6,320	523,802
Bruker Corp.	24,059	1,644,433
Charles River Laboratories International, Inc.*	3,803	828,674
Danaher Corp.	27,849	7,391,682
Evotec SE*	8,864	144,794
Illumina, Inc.*	4,429	895,544
IQVIA Holdings, Inc.*	1,137	232,960
Mettler-Toledo International, Inc.*	604	873,052
Olink Holding AB (ADR)*	25,125	637,672
Pacific Biosciences of California, Inc.*	35,028	286,529
Quanterix Corp.*	6,125	84,831
Rapid Micro Biosystems, Inc., Class A*	12,042	13,607
Repligen Corp.*	2,811	475,930
Sartorius AG (Preference) (q)	3,059	1,209,603
Seer, Inc.*	19,184	111,267
Thermo Fisher Scientific, Inc.	18,068	9,949,867
Waters Corp.*	1,063	364,163
West Pharmaceutical Services, Inc.	4,527	1,065,429
Wuxi Biologics Cayman, Inc. (m)*	45,000	345,047

		33,039,902

Pharmaceuticals (17.9%)
Arvinas, Inc.*	7,525	257,430
AstraZeneca plc (ADR)	96,558	6,546,632
Catalent, Inc.*	11,479	516,670
CinCor Pharma, Inc.*	8,330	102,376
Daiichi Sankyo Co. Ltd.	50,000	1,619,171
DICE Therapeutics, Inc. (x)*	9,714	303,077
Eisai Co. Ltd.	6,200	411,192
Elanco Animal Health, Inc.*	12,213	149,243
Eli Lilly and Co.	23,788	8,702,602
Johnson & Johnson	6,441	1,137,803
Longboard Pharmaceuticals, Inc.*	4,498	14,214
Merck & Co., Inc.	60,798	6,745,538
Nuvation Bio, Inc.*	7,200	13,824
Pfizer, Inc.	86,159	4,414,787
Pliant Therapeutics, Inc. (x)*	5,803	112,172
Relmada Therapeutics, Inc. (x)*	2,774	9,681
Roche Holding AG	4,975	1,563,010
Royalty Pharma plc, Class A	21,797	861,417
Theseus Pharmaceuticals, Inc. (x)*	14,238	70,905
Third Harmonic Bio, Inc. (x)*	6,379	27,430
Ventyx Biosciences, Inc.*	5,310	174,115
Viatris, Inc.	21,196	235,911
Zoetis, Inc.	4,607	675,156

		34,664,356

Total Health Care		190,897,337

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc. (x)*	53,863	91,028

Total Materials		91,028

Total Common Stocks (98.6%) (Cost $144,518,738)		191,423,971

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Lantheus Holdings, Inc., CVR (r)(x)* (Cost $—)	13,100	11,307

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
EQRx, Inc., expiring 12/20/26*	3,127	$838

Health Care Providers & Services (0.0%)†
Sema4 Holdings Corp., expiring 7/22/26*	3,332	63

Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	567

Total Health Care		1,468

Total Warrants (0.0%)† (Cost $—)		1,468

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $2,335,167, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $2,380,760. (xx)	$2,334,078	2,334,078
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $700,342, collateralized by various Common Stocks; total market value $777,453. (xx)	700,000	700,000

Total Repurchase Agreements		3,034,078

Total Short-Term Investments (1.6%) (Cost $3,034,078)		3,034,078

Total Investments in Securities (100.2%) (Cost $147,552,816)		194,470,824
Other Assets Less Liabilities (-0.2%)		(457,613)

Net Assets (100%)		$194,013,211

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $345,047 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $4,080,698. This was collateralized by $1,166,675 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $3,034,078 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$345,236	$—	$—	$345,236
Financials	90,370	—	—	90,370
Health Care	183,936,480	6,960,857	—	190,897,337
Materials	91,028	—	—	91,028

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Health Care	$—	$—	$11,307	$11,307
Short-Term Investments
Repurchase Agreements	—	3,034,078	—	3,034,078
Warrants
Health Care	1,468	—	—	1,468

Total Assets	$184,464,582	$9,994,935	$11,307	$194,470,824

Total Liabilities	$—	$—	$—	$—

Total	$184,464,582	$9,994,935	$11,307	$194,470,824

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $6,474 transferred from Level 3 to Level 1 at the end of the period due to observable market data.

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,572,620
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$61,512,693

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,936,185
Aggregate gross unrealized depreciation	(19,875,124)

Net unrealized appreciation	$46,061,061

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,409,763

For the year ended December 31, 2022, the Portfolio incurred approximately $8 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $144,518,738)	$191,436,746
Repurchase Agreements (Cost $3,034,078)	3,034,078
Cash	2,818,889
Foreign cash (Cost $3,436)	3,665
Receivable for securities sold	189,595
Dividends, interest and other receivables	153,252
Receivable for Portfolio shares sold	66,571
Securities lending income receivable	11,128
Other assets	1,259

Total assets	197,715,183

LIABILITIES
Payable for return of collateral on securities loaned	3,034,078
Payable for securities purchased	309,513
Investment management fees payable	130,043
Payable for Portfolio shares redeemed	113,875
Distribution fees payable – Class IB	41,698
Administrative fees payable	15,852
Accrued expenses	56,913

Total liabilities	3,701,972

NET ASSETS	$194,013,211

Net assets were comprised of:
Paid in capital	$147,622,147
Total distributable earnings (loss)	46,391,064

Net assets	$194,013,211

Class IB
Net asset value, offering and redemption price per share, $194,013,211 / 3,315,098 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.52

(x)	Includes value of securities on loan of $4,080,698.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $20,808 foreign withholding tax)	$1,411,494
Interest	8,788
Securities lending (net)	142,072

Total income	1,562,354

EXPENSES
Investment management fees	1,872,714
Distribution fees – Class IB	492,818
Administrative fees	182,869
Professional fees	64,596
Custodian fees	32,900
Printing and mailing expenses	17,065
Trustees’ fees	6,346
Miscellaneous	11,964

Gross expenses	2,681,272
Less: Waiver from investment manager	(316,937)

Net expenses	2,364,335

NET INVESTMENT INCOME (LOSS)	(801,981)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,581,278
Foreign currency transactions	(4,193)

Net realized gain (loss)	2,577,085

Change in unrealized appreciation (depreciation) on:
Investments in securities	(33,951,398)
Foreign currency translations	(2,285)

Net change in unrealized appreciation (depreciation)	(33,953,683)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,376,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,178,579)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(801,981)	$(1,315,360)
Net realized gain (loss)	2,577,085	10,515,315
Net change in unrealized appreciation (depreciation)	(33,953,683)	11,828,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,178,579)	21,028,422

Distributions to shareholders:
Class IB	(4,260,093)	(8,582,559)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 311,941 and 389,994 shares, respectively ]	18,326,018	26,759,481
Capital shares issued in reinvestment of distributions [ 73,031 and 126,090 shares, respectively ]	4,260,093	8,582,559
Capital shares repurchased [ (529,235) and (458,699) shares, respectively ]	(31,090,426)	(31,564,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,504,315)	3,777,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,942,987)	16,223,291
NET ASSETS:
Beginning of year	238,956,198	222,732,907

End of year	$194,013,211	$238,956,198

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$69.08		$65.47		$52.58		$40.98		$45.62

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.24)		(0.39)		(0.23)		(0.18)		(0.04)
Net realized and unrealized gain (loss)	(9.03)		6.57		14.37		11.78		(4.60)

Total from investment operations	(9.27)		6.18		14.14		11.60		(4.64)

Less distributions:
Distributions from net realized gains	(1.29)		(2.57)		(1.25)		—		—

Net asset value, end of period	$58.52		$69.08		$65.47		$52.58		$40.98

Total return (b)	(13.38)%		9.51%		26.91%		28.31%		(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,013		$238,956		$222,733		$186,093		$158,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.36%		1.35%		1.37%		1.39%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.41)%		(0.56)%		(0.42)%		(0.39)%		(0.43	)%(l)
Before waivers (a)(f)	(0.57)%		(0.71)%		(0.59)%		(0.58)%		(0.68	)%(l)
Portfolio turnover rate^	23%		31%		36%		40%		8	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1381

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Aristotle Capital Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(15.13)%	4.44%	8.43%
Portfolio – Class IB Shares	(15.11)	4.44	8.43
Portfolio – Class K Shares	(14.86)	4.70	8.71
Russell 1000® Value Index	(7.54)	6.67	10.29

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (15.11)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned (7.54)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Security selection within Industrials, Communication Services and Financials contributed the most to performance in 2022.

•	An underweight to the Communication Services sector (just one position) was the largest positive contributor from a sector allocation perspective.

•	Corteva, Inc., Coterra Energy, Inc. and Phillips 66 were the largest individual contributors during the period.

What hurt performance during the year:

•	Security selection and allocation effect detracted from performance during the year. Security selection within Information Technology, Health Care and Consumer Discretionary detracted.

•	An overweight to the Information Technology sector detracted the most value from a sector allocation perspective.

•	Adobe, Inc., ANSYS, Inc. and Sony Group Corp. were the largest individual detractors during the period.

Portfolio Positioning and Outlook – Aristotle Capital Management, LLC

2022 proved a tumultuous year for most investors, with no shortage of macroeconomic and geopolitical events gripping the world’s attention and stirring volatility in markets. Global inflation reached multi-decade highs, central banks made drastic shifts in monetary policy, governments navigated instability and changes in leadership, and rising tensions between Eastern and Western nations came to a head with a ground war in Europe. This year serves as a staunch reminder that there is “always something” to consider in financial markets and economics. However, for us at Aristotle Capital, it is important to assess whether events are truly analyzable. In our opinion, macroeconomic factors and the market’s corresponding reactions are impossible to predict consistently. We will therefore, as we always have, stay focused on what we do best — the continuous study and better understanding of individual businesses. We remain convinced this “bottom-up” approach will allow us to best serve our clients, as fundamentals, not headline news, reflect long-term value.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	17.1%
Financials	16.5
Health Care	12.2
Industrials	11.7
Materials	10.5
Consumer Staples	8.9
Consumer Discretionary	7.1
Utilities	5.1
Energy	4.4
Real Estate	3.5
Repurchase Agreement	0.1
Cash and Other	2.9

100.0%

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EQ/VALUE EQUITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$1,044.50	$4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.67
Class IB
Actual	1,000.00	1,044.30	4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.67
Class K
Actual	1,000.00	1,046.00	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.85	3.40

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (2.0%)
Cie Generale des Etablissements Michelin SCA (ADR)	2,036,968	$28,293,485

Household Durables (5.1%)
Lennar Corp., Class A	453,186	41,013,333
Sony Group Corp. (ADR)	442,671	33,766,944

		74,780,277

Total Consumer Discretionary		103,073,762

Consumer Staples (8.9%)
Beverages (4.6%)
Coca-Cola Co. (The)	596,987	37,974,343
Constellation Brands, Inc., Class A	124,878	28,940,476

		66,914,819

Food & Staples Retailing (1.9%)
Sysco Corp.	378,147	28,909,338

Household Products (2.4%)
Procter & Gamble Co. (The)	229,828	34,832,732

Total Consumer Staples		130,656,889

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Coterra Energy, Inc.	1,414,596	34,756,624
Phillips 66	275,673	28,692,046

Total Energy		63,448,670

Financials (16.5%)
Banks (7.3%)
Commerce Bancshares, Inc.	323,932	22,050,051
Cullen/Frost Bankers, Inc.	232,305	31,059,178
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	3,143,379	20,966,338
PNC Financial Services Group, Inc. (The)	211,256	33,365,773

		107,441,340

Capital Markets (4.8%)
Ameriprise Financial, Inc.	137,073	42,680,420
Blackstone, Inc., Class A	364,583	27,048,413

		69,728,833

Consumer Finance (2.2%)
Capital One Financial Corp.	353,628	32,873,259

Insurance (2.2%)
Cincinnati Financial Corp.	308,486	31,585,882

Total Financials		241,629,314

Health Care (12.2%)
Biotechnology (2.8%)
Amgen, Inc.	154,899	40,682,673

Health Care Equipment & Supplies (3.7%)
Alcon, Inc. (x)	431,148	29,555,196
Medtronic plc	311,274	24,192,215

		53,747,411

Life Sciences Tools & Services (3.0%)
Danaher Corp.	167,225	44,384,860

Pharmaceuticals (2.7%)
Merck & Co., Inc.	358,701	39,797,876

Total Health Care		178,612,820

Industrials (11.7%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	129,652	32,167,958

Industrial Conglomerates (2.6%)
Honeywell International, Inc.	174,328	37,358,490

Machinery (6.9%)
Oshkosh Corp.	247,239	21,804,007
Parker-Hannifin Corp.	142,430	41,447,130
Xylem, Inc.	344,191	38,057,199

		101,308,336

Total Industrials		170,834,784

Information Technology (17.1%)
IT Services (0.7%)
PayPal Holdings, Inc.*	154,287	10,988,320

Semiconductors & Semiconductor Equipment (5.1%)
Microchip Technology, Inc.	580,012	40,745,843
QUALCOMM, Inc.	304,977	33,529,171

		74,275,014

Software (11.3%)
Adobe, Inc.*	116,668	39,262,282
ANSYS, Inc.*	149,919	36,218,931
Autodesk, Inc.*	171,622	32,071,003
Microsoft Corp.	239,826	57,515,072

		165,067,288

Total Information Technology		250,330,622

Materials (10.5%)
Chemicals (8.0%)
Corteva, Inc.	930,221	54,678,390
Ecolab, Inc.	189,515	27,585,804
RPM International, Inc.	355,762	34,669,007

		116,933,201

Construction Materials (2.5%)
Martin Marietta Materials, Inc.	109,568	37,030,697

Total Materials		153,963,898

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Crown Castle, Inc. (REIT)	221,340	30,022,558
Equity LifeStyle Properties, Inc. (REIT)	318,861	20,598,420

Total Real Estate		50,620,978

Utilities (5.1%)
Electric Utilities (2.6%)
Xcel Energy, Inc.	537,624	37,692,819

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Gas Utilities (2.5%)
Atmos Energy Corp.	327,979	$36,756,606

Total Utilities		74,449,425

Total Common Stocks (97.0%) (Cost $1,432,652,189)		1,417,621,162

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $830,562, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $846,779. (xx)	$830,175	830,175

Total Short-Term Investment (0.1%) (Cost $830,175)		830,175

Total Investments in Securities (97.1%) (Cost $1,432,875,702)		1,418,451,337
Other Assets Less Liabilities (2.9%)		42,821,168

Net Assets (100%)		$1,461,272,505

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $811,086. This was collateralized by cash of $830,175 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$103,073,762	$—	$—	$103,073,762
Consumer Staples	130,656,889	—	—	130,656,889
Energy	63,448,670	—	—	63,448,670
Financials	241,629,314	—	—	241,629,314
Health Care	178,612,820	—	—	178,612,820
Industrials	170,834,784	—	—	170,834,784
Information Technology	250,330,622	—	—	250,330,622
Materials	153,963,898	—	—	153,963,898
Real Estate	50,620,978	—	—	50,620,978
Utilities	74,449,425	—	—	74,449,425
Short-Term Investment
Repurchase Agreement	—	830,175	—	830,175

Total Assets	$1,417,621,162	$830,175	$—	$1,418,451,337

Total Liabilities	$—	$—	$—	$—

Total	$1,417,621,162	$830,175	$—	$1,418,451,337

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$233,726,031
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$306,914,969

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,927,406
Aggregate gross unrealized depreciation	(158,357,674)

Net unrealized depreciation	$(14,430,268)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,432,881,605

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,432,045,527)	$1,417,621,162
Repurchase Agreements (Cost $830,175)	830,175
Cash	43,654,028
Dividends, interest and other receivables	1,388,258
Receivable for Portfolio shares sold	52,534
Securities lending income receivable	44
Other assets	6,776

Total assets	1,463,552,977

LIABILITIES
Payable for return of collateral on securities loaned	830,175
Investment management fees payable	693,868
Payable for Portfolio shares redeemed	383,031
Distribution fees payable – Class IB	218,913
Administrative fees payable	119,900
Distribution fees payable – Class IA	27,365
Trustees’ fees payable	1,417
Accrued expenses	5,803

Total liabilities	2,280,472

NET ASSETS	$1,461,272,505

Net assets were comprised of:
Paid in capital	$1,473,100,765
Total distributable earnings (loss)	(11,828,260)

Net assets	$1,461,272,505

Class IA
Net asset value, offering and redemption price per share, $126,271,975 / 6,798,583 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.57

Class IB
Net asset value, offering and redemption price per share, $1,015,420,694 / 54,443,065 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.65

Class K
Net asset value, offering and redemption price per share, $319,579,836 / 17,195,734 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.58

(x)	Includes value of securities on loan of $811,086.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $369,595 foreign withholding tax)	$28,626,148
Interest	430,482
Securities lending (net)	24,171

Total income	29,080,801

EXPENSES
Investment management fees	8,573,275
Distribution fees – Class IB	2,689,040
Administrative fees	1,449,282
Distribution fees – Class IA	346,879
Professional fees	90,571
Printing and mailing expenses	84,285
Custodian fees	60,500
Trustees’ fees	51,027
Miscellaneous	37,327

Total expenses	13,382,186

NET INVESTMENT INCOME (LOSS)	15,698,615

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	26,436,038
Net change in unrealized appreciation (depreciation) on investments in securities	(315,257,549)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(288,821,511)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(273,122,896)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,698,615	$13,081,213
Net realized gain (loss)	26,436,038	304,661,214
Net change in unrealized appreciation (depreciation)	(315,257,549)	75,910,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(273,122,896)	393,653,425

Distributions to shareholders:
Class IA	(4,255,355)	(30,223,218)
Class IB	(33,816,715)	(224,232,988)
Class K	(11,538,960)	(74,191,180)

Total distributions to shareholders	(49,611,030)	(328,647,386)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 139,418 and 245,425 shares, respectively ]	2,757,061	6,082,932
Capital shares issued in reinvestment of dividends and distributions [ 224,802 and 1,331,139 shares, respectively ]	4,255,355	30,223,218
Capital shares repurchased [ (1,004,846) and (956,167) shares, respectively ]	(19,988,145)	(23,951,946)

Total Class IA transactions	(12,975,729)	12,354,204

Class IB
Capital shares sold [ 1,256,173 and 1,249,745 shares, respectively ]	24,947,720	30,931,567
Capital shares issued in reinvestment of dividends and distributions [ 1,778,942 and 9,837,672 shares, respectively ]	33,816,715	224,232,988
Capital shares repurchased [ (4,110,159) and (3,927,482) shares, respectively ]	(82,053,784)	(98,526,489)

Total Class IB transactions	(23,289,349)	156,638,066

Class K
Capital shares sold [ 758,631 and 114,350 shares, respectively ]	15,424,293	2,843,951
Capital shares issued in reinvestment of dividends and distributions [ 608,681 and 3,265,804 shares, respectively ]	11,538,960	74,191,180
Capital shares repurchased [ (2,288,673) and (2,953,695) shares, respectively ]	(45,857,006)	(74,083,561)

Total Class K transactions	(18,893,753)	2,951,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,158,831)	171,943,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	(377,892,757)	236,949,879
NET ASSETS:
Beginning of year	1,839,165,262	1,602,215,383

End of year	$1,461,272,505	$1,839,165,262

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019	2018
Net asset value, beginning of year	$22.62	$21.94	$23.46	$20.32	$24.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.17	0.37	0.44	0.40
Net realized and unrealized gain (loss)	(3.61)	5.34	0.18	4.28	(2.25)

Total from investment operations	(3.42)	5.51	0.55	4.72	(1.85)

Less distributions:
Dividends from net investment income	(0.21)	(0.17)	(0.38)	(0.45)	(0.41)
Distributions from net realized gains	(0.42)	(4.66)	(1.69)	(1.13)	(2.11)

Total dividends and distributions	(0.63)	(4.83)	(2.07)	(1.58)	(2.52)

Net asset value, end of year	$18.57	$22.62	$21.94	$23.46	$20.32

Total return	(15.13)%	25.37%	2.82%	23.41%	(7.99)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$126,272	$168,268	$149,596	$161,168	$143,367
Ratio of expenses to average net assets:
After waivers (f)	0.91%	0.91%	0.95%	0.95%	0.92%
Before waivers (f)	0.91%	0.91%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.95%	0.68%	1.78%	1.91%	1.61%
Before waivers (f)	0.95%	0.68%	1.78%	1.91%	1.58%
Portfolio turnover rate^	15%	106%	88%	47%	36%

	Year Ended December 31,
Class IB	2022	2021	2020	2019	2018
Net asset value, beginning of year	$22.71	$22.01	$23.53	$20.37	$24.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.17	0.36	0.44	0.40
Net realized and unrealized gain (loss)	(3.62)	5.36	0.19	4.30	(2.26)

Total from investment operations	(3.43)	5.53	0.55	4.74	(1.86)

Less distributions:
Dividends from net investment income	(0.21)	(0.17)	(0.38)	(0.45)	(0.41)
Distributions from net realized gains	(0.42)	(4.66)	(1.69)	(1.13)	(2.11)

Total dividends and distributions	(0.63)	(4.83)	(2.07)	(1.58)	(2.52)

Net asset value, end of year	$18.65	$22.71	$22.01	$23.53	$20.37

Total return	(15.11)%	25.38%	2.81%	23.46%	(8.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,015,421	$1,260,851	$1,064,449	$1,067,720	$899,385
Ratio of expenses to average net assets:
After waivers (f)	0.91%	0.91%	0.95%	0.95%	0.92%
Before waivers (f)	0.91%	0.91%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.95%	0.68%	1.78%	1.90%	1.60%
Before waivers (f)	0.95%	0.68%	1.78%	1.90%	1.58%
Portfolio turnover rate^	15%	106%	88%	47%	36%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019	2018
Net asset value, beginning of year	$22.63	$21.94	$23.46	$20.31	$24.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.23	0.42	0.50	0.46
Net realized and unrealized gain (loss)	(3.61)	5.35	0.18	4.29	(2.25)

Total from investment operations	(3.37)	5.58	0.60	4.79	(1.79)

Less distributions:
Dividends from net investment income	(0.26)	(0.23)	(0.43)	(0.51)	(0.48)
Distributions from net realized gains	(0.42)	(4.66)	(1.69)	(1.13)	(2.11)

Total dividends and distributions	(0.68)	(4.89)	(2.12)	(1.64)	(2.59)

Net asset value, end of year	$18.58	$22.63	$21.94	$23.46	$20.31

Total return	(14.86)%	25.68%	3.05%	23.76%	(7.78)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$319,580	$410,047	$388,170	$451,221	$447,298
Ratio of expenses to average net assets:
After waivers (f)	0.66%	0.66%	0.70%	0.70%	0.67%
Before waivers (f)	0.66%	0.66%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.20%	0.93%	2.04%	2.17%	1.86%
Before waivers (f)	1.20%	0.93%	2.04%	2.17%	1.83%
Portfolio turnover rate^	15%	106%	88%	47%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Wellington Management Company LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	Since Incept.
Portfolio – Class IB Shares*	32.53%	(6.11)%
MSCI ACWI Energy (Net) Index	33.12	5.03

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 32.53% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the MSCI ACWI Energy (Net) Index, which returned 33.12% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Security selection contributed to relative performance due to strong selection within producers and refining & marketing.

•	Although sector allocation detracted overall, an underweight to refining & marketing contributed to performance.

•	Not owning Gazprom PJSC, a Russian majority state-owned multinational energy corporation.

•	Not owning Reliance Industries Ltd., an Indian multinational energy conglomerate.

•	An overweight to Marathon Petroleum Corp., an American petroleum refining and transport company.

What hurt performance during the year:

•	Sector allocation effects were the primary driver of relative underperformance, driven by an out-of-benchmark exposure to electric utilities.

•	While security selection contributed overall, negative selection in integrated oils detracted.

•	An underweight to Exxon Mobil Corp., an American multinational oil and gas corporation.

•	An overweight to LUKOIL PJSC, a Russian multinational energy corporation.

•	An out-of-benchmark position in China Longyuan Power Group Corp. Ltd., the largest wind power producer in China.

Portfolio Positioning and Outlook — Wellington Management Company LLP

While there are still uncertainties around the pace and shape of the global economic recovery, we believe that oil supply/demand balances will remain relatively tight as we enter 2023, offering a supportive backdrop for energy equities. We anticipate tight supply will be driven by ongoing discipline from OPEC, sanctions on Russian oil, and continuing capital discipline from U.S. shale producers, while China’s earlier-than-expected emergence from its zero-COVID-19 policy could support stronger than expected full year demand. Enhanced focus on the energy transition is also shifting the supply curve upward, as environmental regulations, decarbonization legislation, and investor pressure are disincentivizing new oil production. Following Russia’s invasion of Ukraine, European governments continue to seek alternative energy sources to Russia, supporting further supply tightness. While a warm start to winter has depressed near-term natural gas prices, the squeeze in Russian gas exports to Europe will likely keep natural gas prices elevated well above pre-war levels. Importantly, we believe the less-extreme, but still-high, natural gas prices could lessen political pressure, and offer a supportive backdrop for energy equities.

We continue to favor European oil majors vs. U.S. oil majors, as we believe the former offer more attractive valuations, lower dividend payout ratios, and more explicit ways to participate in the energy transition. During the period, we initiated a new position in Diamondback Energy, Inc., a pure-play Permian exploration and production (E&P) company and trimmed our position in Pioneer Natural Resources Co., also an E&P based in the Permian Basin. Shale

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productivity/well degradation remains a focus for Permian operators, and Diamondback and Pioneer are increasingly developing multiple horizons at once, which could allow for better well productivity, and keep capital efficiencies high.

Sector Weightings as of December 31, 2022	% of Net Assets
Energy	87.6%
Utilities	10.5
Repurchase Agreements	7.2
Information Technology	0.5
Cash and Other	(5.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IB
Actual	$1,000.00	$1,155.90	$6.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	6.06

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.6%)
Energy Equipment & Services (6.9%)
Schlumberger Ltd.	121,700	$6,506,082
Tenaris SA	169,836	2,960,628
Tenaris SA (ADR)	19,553	687,484

		10,154,194

Oil, Gas & Consumable Fuels (80.7%)
ARC Resources Ltd. (x)	243,241	3,278,544
BP plc	952,146	5,466,559
BP plc (ADR)	132,888	4,641,778
Cenovus Energy, Inc. (x)	326,657	6,340,412
Chesapeake Energy Corp.	65,842	6,213,510
Chevron Corp.	38,415	6,895,108
ConocoPhillips	53,814	6,350,052
Coterra Energy, Inc.	193,777	4,761,101
Diamondback Energy, Inc.	13,181	1,802,897
Enbridge, Inc.	112,349	4,391,070
EOG Resources, Inc.	49,531	6,415,255
EQT Corp.	31,449	1,063,920
Equinor ASA	147,111	5,282,710
Exxon Mobil Corp.	63,096	6,959,489
LUKOIL PJSC (ADR) (r)*	41,176	—
Marathon Petroleum Corp.	58,936	6,859,561
Petroleo Brasileiro SA	441,480	2,344,637
Pioneer Natural Resources Co.	14,859	3,393,647
Shell plc (London Stock Exchange)	488,341	13,732,235
Shell plc (ADR)	2,295	130,700
Targa Resources Corp.	42,895	3,152,783
TC Energy Corp. (New York Stock Exchange) (x)	3,923	156,371
TC Energy Corp. (Toronto Stock Exchange) (x)	38,716	1,543,493
TotalEnergies SE	123,801	7,772,461
TotalEnergies SE (ADR) (x)	68,183	4,232,801
Valero Energy Corp.	14,195	1,800,778
Williams Cos., Inc. (The)	108,467	3,568,564

		118,550,436

Total Energy		128,704,630

Information Technology (0.5%)
Semiconductors & Semiconductor Equipment (0.5%)
First Solar, Inc.*	4,282	641,401

Total Information Technology		641,401

Utilities (10.5%)
Electric Utilities (7.0%)
American Electric Power Co., Inc.	7,641	725,513
Avangrid, Inc. (x)	7,483	321,619
Constellation Energy Corp.	13,318	1,148,145
Duke Energy Corp.	12,149	1,251,225
Edison International	11,596	737,738
Enel SpA	106,467	573,257
Exelon Corp.	24,630	1,064,755
FirstEnergy Corp.	23,474	984,500
Iberdrola SA	82,195	961,683
NextEra Energy, Inc.	15,947	1,333,169
Southern Co. (The)	16,679	1,191,047

		10,292,651

Independent Power and Renewable Electricity Producers (1.2%)
China Longyuan Power Group Corp. Ltd., Class H	894,555	1,093,346
RWE AG	15,581	693,666

		1,787,012

Multi-Utilities (2.3%)
CenterPoint Energy, Inc.	16,092	482,599
Engie SA	92,761	1,329,375
National Grid plc	59,597	718,625
Sempra Energy	5,602	865,733

		3,396,332

Total Utilities		15,475,995

Total Common Stocks (98.6%) (Cost $108,893,639)		144,822,026

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.2%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,627,189, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,698,007. (xx)	3,625,497	3,625,497
MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $6,002,867, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23-2/15/51; total market value $6,123,180. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		10,625,497

Total Short-Term Investments (7.2%) (Cost $10,625,497)		10,625,497

Total Investments in Securities (105.8%) (Cost $119,519,136)		155,447,523
Other Assets Less Liabilities (-5.8%)		(8,510,824)

Net Assets (100%)		$146,936,699

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $10,341,703. This was collateralized by cash of $10,625,497 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Brazil	1.6%
Canada	10.7
China	0.7
France	9.1
Germany	0.5
Italy	0.4
Netherlands	9.4
Norway	3.6
Russia	0.0 #
Spain	0.6
United Kingdom	7.4
United States	61.8
Cash and Other	(5.8)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Energy	$91,145,400	$37,559,230	$—	(b)	$128,704,630
Information Technology	641,401	—	—		641,401
Utilities	10,106,043	5,369,952	—		15,475,995
Short-Term Investments
Repurchase Agreements	—	10,625,497	—		10,625,497

Total Assets	$101,892,844	$53,554,679	$—		$155,447,523

Total Liabilities	$—	$—	$—		$—

Total	$101,892,844	$53,554,679	$—		$155,447,523

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. Securities with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,769,785
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,364,346

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,540,944
Aggregate gross unrealized depreciation	(3,978,423)

Net unrealized appreciation	$35,562,521

Federal income tax cost of investments in securities and derivative instruments, if applicable	$119,885,002

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $108,893,639)	$144,822,026
Repurchase Agreements (Cost $10,625,497)	10,625,497
Cash	1,756,994
Foreign cash (Cost $294)	298
Dividends, interest and other receivables	350,191
Receivable for Portfolio shares sold	209,621
Securities lending income receivable	4,605
Other assets	8,153

Total assets	157,777,385

LIABILITIES
Payable for return of collateral on securities loaned	10,625,497
Investment management fees payable	92,409
Distribution fees payable – Class IB	30,994
Payable for Portfolio shares redeemed	29,609
Administrative fees payable	11,783
Accrued expenses	50,394

Total liabilities	10,840,686

NET ASSETS	$146,936,699

Net assets were comprised of:
Paid in capital	$163,891,527
Total distributable earnings (loss)	(16,954,828)

Net assets	$146,936,699

Class IB
Net asset value, offering and redemption price per share, $146,936,699 / 37,574,734 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.91

(x)	Includes value of securities on loan of $10,341,703.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $295,224 foreign withholding tax)	$7,019,542
Interest	21,402
Securities lending (net)	33,939

Total income	7,074,883

EXPENSES
Investment management fees	1,072,406
Distribution fees – Class IB	315,412
Administrative fees	117,247
Professional fees	62,595
Custodian fees	32,100
Printing and mailing expenses	14,486
Trustees’ fees	3,765
Miscellaneous	10,284

Gross expenses	1,628,295
Less: Waiver from investment manager	(126,124)

Net expenses	1,502,171

NET INVESTMENT INCOME (LOSS)	5,572,712

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,605,362
Foreign currency transactions	(69,859)

Net realized gain (loss)	2,535,503

Change in unrealized appreciation (depreciation) on:
Investments in securities	22,895,859
Foreign currency translations	887

Net change in unrealized appreciation (depreciation)	22,896,746

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,432,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,004,961

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,572,712	$2,724,399
Net realized gain (loss)	2,535,503	439,021
Net change in unrealized appreciation (depreciation)	22,896,746	19,282,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,004,961	22,446,101

Distributions to shareholders:
Class IB	(5,695,505)	(2,772,934)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 17,927,565 and 9,782,897 shares, respectively ]	66,742,101	28,192,407
Capital shares issued in reinvestment of dividends [ 1,469,294 and 921,121 shares, respectively ]	5,695,505	2,772,934
Capital shares repurchased [ (11,050,005) and (7,488,297) shares, respectively ]	(40,648,167)	(21,688,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,789,439	9,276,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,098,895	28,950,118
NET ASSETS:
Beginning of year	89,837,804	60,887,686

End of year	$146,936,699	$89,837,804

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB	2022		2021		2020		2019
Net asset value, beginning of period	$3.07		$2.34		$3.86		$3.86		$5.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.10		0.08		0.02		—	#
Net realized and unrealized gain (loss)	0.84		0.73		(1.52)		0.02		(1.86)

Total from investment operations	1.00		0.83		(1.44)		0.04		(1.86)

Less distributions:
Dividends from net investment income	(0.16)		(0.10)		(0.07)		(0.02)		—	#
Return of capital	—		—		(0.01)		(0.02)		—

Total dividends and distributions	(0.16)		(0.10)		(0.08)		(0.04)		—	#

Net asset value, end of period	$3.91		$3.07		$2.34		$3.86		$3.86

Total return (b)	32.53%		35.48%		(37.39)%		1.04%		(32.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,937		$89,838		$60,888		$77,209		$72,376
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.29%		1.33%		1.42%		1.35%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.41%		3.41%		3.17%		0.40%		0.45	%(l)
Before waivers (a)(f)	4.31%		3.26%		2.94%		0.24%		0.28	%(l)
Portfolio turnover rate^	17%		16%		71%		69	%(h)	5	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1398

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.
➢	1832 Asset Management U.S. Inc.
➢	T. Rowe Price Associates, Inc.
➢	Westfield Capital Management Company, L.P.

(Effective August 31, 2022, ClearBridge was terminated as a Sub-Adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(32.15)%	8.59%	12.39%
Portfolio – Class IB Shares	(32.15)	8.60	12.39
Portfolio – Class K Shares	(31.98)	8.87	12.64
Russell 3000® Growth Index	(28.97)	10.45	13.75

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (32.15)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Russell 3000® Growth Index, which returned (28.97)% over the same period.

Portfolio Highlights

What helped performance during the year?

•

The Consumer Discretionary sector was the lone contributor to relative performance due to stock selection and an underweight allocation. Within the sector, the largest global electric vehicle (EV) manufacturer and growing energy generation and storage provider, Tesla Inc, was the largest relative contributor within the segment over the period due to underweight positioning versus the benchmark. The Portfolio benefitted as the stock significantly underperformed over the period due to a combination of weakening global demand signals for their EVs, primarily in China, and Tesla founder Elon Musk’s perceived distraction from the company and substantial stock sales related to his recent Twitter acquisition. Also contributing was a relative underweight position in Amazon, Inc., which has been negatively impacted by multiple waves of cost pressure since the pandemic began.

•	A relative overweight in energy technology company Enphase Energy, Inc. contributed to relative performance.

•

Overweight exposure to the Health Care sector was a key contributor to relative performance. Within the sector, overweight positions in Cigna Corp., Humana, Inc. and Biomarin Pharmaceutical, Inc. all contributed.

•

A relative overweight in ConocoPhillips Co., an energy explorer & producer (E&P), was the top contributing stock within the Energy sector. Shares rose over the period as investors came to appreciate the newfound investment discipline and very healthy return of capital programs E&P’s have maintained, not to mention the material rise in oil prices over the first quarter. Oil prices were already up double-digits prior to the Russian invasion of Ukraine, which applied further upward pressure on oil prices and in turn drove Conoco’s stock price higher.

What hurt performance during the year?

•	Both security selection and sector allocation were negative for the period.

•

Information Technology was the primary detractor from relative results during the period. The relative underperformance was primarily driven by stock specific weakness within Software. Atlassian Corp, an enterprise software company focused on products for software development, product management and content management, was the biggest relative detractor within the sector. Shares traded lower after the company guided below consensus during the fourth quarter, citing a worsening macro environment. MongoDB, Inc., Bill.com Holdings, Inc. and Datadog Inc. were also notable detractors in the sector.

•

The communication services sector detracted significantly from relative performance due to an overweight position and stock selection. Snap, Inc. and TradeDesk, Inc. were notable detractors within the sector.

•

An underweight position in the Consumer Staples sector further hindered relative performance. The sector provided investors with less negative returns relative to the broader market during the period as investors sought out safer, more stable companies amidst the jump in volatility and heightened geo-political tensions over the period.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

•	An underweight exposure to the Industrials sector also weighed on relative results.

•	Within the Health Care sector, overweight positioning in Repligen Corp. and underweight positioning in Abbvie, Inc. also detracted from relative performance for the period.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	35.4%
Investment Company	13.8
Health Care	13.8
Consumer Discretionary	10.8
Exchange Traded Funds	7.3
Communication Services	5.5
Industrials	4.1
Repurchase Agreements	3.6
Consumer Staples	2.9
Financials	2.2
Energy	0.9
Real Estate	0.5
Materials	0.5
Utilities	0.0 #
Cash and Other	(1.3)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$965.90	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.24	5.01
Class IB
Actual	1,000.00	965.90	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.24	5.02
Class K
Actual	1,000.00	967.20	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.50	3.74

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.5%)
Diversified Telecommunication Services (0.0%)†
Cogent Communications Holdings, Inc.	2,600	$148,408
Iridium Communications, Inc.*	2,400	123,360

		271,768

Entertainment (0.6%)
Electronic Arts, Inc.	1,100	134,398
Live Nation Entertainment, Inc.*	15,815	1,102,938
Netflix, Inc.*	12,354	3,642,947
Playtika Holding Corp.*	10,127	86,181
ROBLOX Corp., Class A (x)*	8,500	241,910
Roku, Inc.*	1,600	65,120
Spotify Technology SA*	15,969	1,260,753
Take-Two Interactive Software, Inc.*	3,412	355,292
Walt Disney Co. (The)*	2,800	243,264
Warner Bros Discovery, Inc.*	33,600	318,528

		7,451,331

Interactive Media & Services (4.0%)
Alphabet, Inc., Class A*	388,910	34,313,529
Alphabet, Inc., Class C*	89,384	7,931,042
IAC, Inc.*	12,989	576,712
Match Group, Inc.*	18,190	754,703
Meta Platforms, Inc., Class A*	29,668	3,570,247
Vimeo, Inc.*	3,734	12,808
ZoomInfo Technologies, Inc., Class A*	7,300	219,803

		47,378,844

Media (0.9%)
Charter Communications, Inc., Class A*	2,118	718,214
Liberty Broadband Corp., Class C*	1,600	122,032
Nexstar Media Group, Inc., Class A	75	13,127
Trade Desk, Inc. (The), Class A*	201,640	9,039,521

		9,892,894

Total Communication Services		64,994,837

Consumer Discretionary (10.8%)
Auto Components (0.0%)†
Aptiv plc*	1,500	139,695
Fox Factory Holding Corp.*	1,300	118,599

		258,294

Automobiles (1.0%)
Rivian Automotive, Inc., Class A (x)*	147,041	2,709,966
Tesla, Inc.*	69,390	8,547,460

		11,257,426

Distributors (0.0%)†
Pool Corp.	712	215,259

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	121,296
H&R Block, Inc.	4,300	156,993

		278,289

Hotels, Restaurants & Leisure (2.7%)
Airbnb, Inc., Class A*	7,600	649,800
Bloomin’ Brands, Inc.	6,400	128,768
Booking Holdings, Inc.*	2,001	4,032,575
Caesars Entertainment, Inc.*	2,700	112,320
Chipotle Mexican Grill, Inc.*	7,060	9,795,680
Churchill Downs, Inc.	700	148,001
Darden Restaurants, Inc.	1,700	235,161
Domino’s Pizza, Inc.	708	245,251
DraftKings, Inc., Class A*	9,100	103,649
Expedia Group, Inc.*	2,900	254,040
Hilton Worldwide Holdings, Inc.	3,800	480,168
Las Vegas Sands Corp.*	2,300	110,561
Marriott International, Inc., Class A	30,420	4,529,234
McDonald’s Corp.	3,468	913,922
MGM Resorts International	147,740	4,953,722
Starbucks Corp.	8,053	798,858
Texas Roadhouse, Inc.	1,300	118,235
Travel + Leisure Co.	3,300	120,120
Vail Resorts, Inc.	700	166,845
Wingstop, Inc.	27,200	3,743,264
Yum! Brands, Inc.	1,300	166,504

		31,806,678

Household Durables (0.1%)
DR Horton, Inc.	4,100	365,474
Helen of Troy Ltd.*	1,000	110,910
PulteGroup, Inc.	3,700	168,461

		644,845

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	360,520	30,283,680
Coupang, Inc.*	73,354	1,079,037
DoorDash, Inc., Class A*	5,873	286,720
eBay, Inc.	3,400	140,998
Etsy, Inc.*	2,500	299,450
Stitch Fix, Inc., Class A*	3,300	10,263
Wayfair, Inc., Class A (x)*	1,200	39,468

		32,139,616

Leisure Products (0.1%)
Brunswick Corp.	2,100	151,368
Peloton Interactive, Inc., Class A (x)*	90,736	720,444
Polaris, Inc.	1,400	141,400
YETI Holdings, Inc.*	3,300	136,323

		1,149,535

Multiline Retail (0.8%)
Dollar General Corp.	17,288	4,257,170
Dollar Tree, Inc.*	1,700	240,448
Nordstrom, Inc.	5,700	91,998
Target Corp.	28,960	4,316,198

		8,905,814

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	800	117,624
AutoZone, Inc.*	291	717,658
Best Buy Co., Inc.	1,800	144,378
Burlington Stores, Inc.*	1,100	223,036
CarMax, Inc.*	1,700	103,513
Five Below, Inc.*	47,500	8,401,325
Floor & Decor Holdings, Inc., Class A*	2,000	139,260
Home Depot, Inc. (The)	32,144	10,153,004
Leslie’s, Inc.*	8,133	99,304

See Notes to Financial Statements.

1401

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	10,662	$2,124,297
Murphy USA, Inc.	400	111,816
O’Reilly Automotive, Inc.*	596	503,042
RH*	500	133,595
Ross Stores, Inc.	44,255	5,136,678
TJX Cos., Inc. (The)	22,786	1,813,766
Tractor Supply Co.	2,128	478,736
Ulta Beauty, Inc.*	1,004	470,946
Victoria’s Secret & Co.*	1,366	48,875
Williams-Sonoma, Inc.	1,600	183,872

		31,104,725

Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp.*	600	239,496
Lululemon Athletica, Inc.*	5,248	1,681,354
NIKE, Inc., Class B	64,340	7,528,424
Skechers USA, Inc., Class A*	4,100	171,995
Tapestry, Inc.	4,700	178,976

		9,800,245

Total Consumer Discretionary		127,560,726

Consumer Staples (2.9%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	400	131,808
Brown-Forman Corp., Class B	2,710	177,993
Celsius Holdings, Inc.*	72,000	7,490,880
Coca-Cola Co. (The)	54,296	3,453,768
Coca-Cola Consolidated, Inc.	300	153,708
Monster Beverage Corp.*	28,775	2,921,526
National Beverage Corp.*	3,300	153,549
PepsiCo, Inc.	21,618	3,905,508

		18,388,740

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	2,500	165,400
Costco Wholesale Corp.	18,266	8,338,429
Sysco Corp.	9,866	754,256

		9,258,085

Food Products (0.1%)
Hershey Co. (The)	2,438	564,567
Kellogg Co.	3,300	235,092
Lamb Weston Holdings, Inc.	3,200	285,952
Pilgrim’s Pride Corp.*	5,000	118,650

		1,204,261

Household Products (0.4%)
Church & Dwight Co., Inc.	2,861	230,625
Clorox Co. (The)	1,984	278,415
Colgate-Palmolive Co.	9,900	780,021
Kimberly-Clark Corp.	3,900	529,425
Procter & Gamble Co. (The)	18,900	2,864,484

		4,682,970

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,482	1,112,029

Total Consumer Staples		34,646,085

Energy (0.9%)
Energy Equipment & Services (0.0%)†
ChampionX Corp.	3,900	113,061
Halliburton Co.	7,820	307,717
Valaris Ltd.*	3,200	216,384

		637,162

Oil, Gas & Consumable Fuels (0.9%)
Antero Resources Corp.*	5,100	158,049
Cheniere Energy, Inc.	2,800	419,888
ConocoPhillips	36,200	4,271,600
Devon Energy Corp.	6,200	381,362
Diamondback Energy, Inc.	1,900	259,882
EOG Resources, Inc.	8,300	1,075,016
Hess Corp.	4,300	609,826
Magnolia Oil & Gas Corp., Class A	6,400	150,080
Matador Resources Co.	3,000	171,720
Occidental Petroleum Corp.	13,100	825,169
ONEOK, Inc.	2,800	183,960
Ovintiv, Inc.	4,810	243,915
PBF Energy, Inc., Class A	4,400	179,432
PDC Energy, Inc.	2,400	152,352
Pioneer Natural Resources Co.	2,500	570,975
Range Resources Corp.	5,700	142,614
SM Energy Co.	4,100	142,803
Targa Resources Corp.	4,300	316,050
Texas Pacific Land Corp.	100	234,423

		10,489,116

Total Energy		11,126,278

Financials (2.2%)
Banks (0.3%)
Bank of America Corp.	83,480	2,764,858
First Citizens BancShares, Inc., Class A	200	151,672
Signature Bank	800	92,176
SVB Financial Group*	1,000	230,140
Western Alliance Bancorp	2,100	125,076

		3,363,922

Capital Markets (0.9%)
Ameriprise Financial, Inc.	1,300	404,781
Ares Management Corp.	2,900	198,476
Blackstone, Inc., Class A	13,600	1,008,984
Brookfield Corp.	97,860	3,078,676
Charles Schwab Corp. (The)	16,400	1,365,464
FactSet Research Systems, Inc.	676	271,218
LPL Financial Holdings, Inc.	1,500	324,255
MarketAxess Holdings, Inc.	700	195,223
Moody’s Corp.	2,897	807,162
Morningstar, Inc.	800	173,272
MSCI, Inc.	1,169	543,784
S&P Global, Inc.	7,680	2,572,339
Tradeweb Markets, Inc., Class A	2,100	136,353

		11,079,987

Consumer Finance (0.0%)†
American Express Co.	1,020	150,705
Credit Acceptance Corp. (x)*	16	7,590

		158,295

See Notes to Financial Statements.

1402

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.1%)
Apollo Global Management, Inc.	6,800	$433,772

Insurance (0.9%)
Aon plc, Class A	3,859	1,158,240
Arch Capital Group Ltd.*	2,500	156,950
Arthur J Gallagher & Co.	900	169,686
Erie Indemnity Co., Class A	500	124,360
Everest Re Group Ltd.	500	165,635
Kinsale Capital Group, Inc.	400	104,608
Lincoln National Corp.	3,200	98,304
Markel Corp.*	100	131,749
Marsh & McLennan Cos., Inc.	8,701	1,439,842
Progressive Corp. (The)	54,310	7,044,550
Ryan Specialty Holdings, Inc., Class A*	4,100	170,191

		10,764,115

Total Financials		25,800,091

Health Care (13.8%)
Biotechnology (3.8%)
AbbVie, Inc.	32,779	5,297,414
ACADIA Pharmaceuticals, Inc.*	4,400	70,048
Alnylam Pharmaceuticals, Inc.*	35,200	8,365,280
Amgen, Inc.	8,320	2,185,165
Amicus Therapeutics, Inc.*	11,000	134,310
Arrowhead Pharmaceuticals, Inc.*	3,800	154,128
Ascendis Pharma A/S (ADR) (x)*	53,660	6,553,496
Biohaven Ltd. (x)*	500	6,940
BioMarin Pharmaceutical, Inc.*	95,300	9,862,597
Deciphera Pharmaceuticals, Inc.*	3,200	52,448
Denali Therapeutics, Inc.*	2,700	75,087
Exact Sciences Corp.*	2,427	120,161
Exelixis, Inc.*	8,600	137,944
Fate Therapeutics, Inc.*	3,000	30,270
FibroGen, Inc.*	3,200	51,264
Halozyme Therapeutics, Inc.*	3,600	204,840
Horizon Therapeutics plc*	4,000	455,200
Incyte Corp.*	3,092	248,349
Intellia Therapeutics, Inc.*	2,000	69,780
Ionis Pharmaceuticals, Inc.*	2,500	94,425
Ironwood Pharmaceuticals, Inc.*	8,500	105,315
Karuna Therapeutics, Inc.*	600	117,900
Madrigal Pharmaceuticals, Inc.*	600	174,150
Moderna, Inc.*	500	89,810
Natera, Inc.*	2,200	88,374
Neurocrine Biosciences, Inc.*	50,446	6,025,270
Novavax, Inc. (x)*	2,200	22,616
Regeneron Pharmaceuticals, Inc.*	332	239,535
Sangamo Therapeutics, Inc.*	1,980	6,217
Sarepta Therapeutics, Inc.*	1,600	207,328
Seagen, Inc.*	2,600	334,126
Twist Bioscience Corp.*	1,500	35,715
Ultragenyx Pharmaceutical, Inc.*	2,600	120,458
Vertex Pharmaceuticals, Inc.*	11,509	3,323,569

		45,059,529

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	4,400	483,076
Align Technology, Inc.*	1,520	320,568
Atrion Corp.	66	36,924
Baxter International, Inc.	2,300	117,231
Becton Dickinson and Co.	11,859	3,015,744
Dexcom, Inc.*	112,820	12,775,737
Edwards Lifesciences Corp.*	11,966	892,783
Haemonetics Corp.*	2,000	157,300
IDEXX Laboratories, Inc.*	1,600	652,736
Inspire Medical Systems, Inc.*	500	125,940
Insulet Corp.*	6,402	1,884,685
Intuitive Surgical, Inc.*	24,417	6,479,051
iRhythm Technologies, Inc.*	900	84,303
LivaNova plc*	1,800	99,972
Masimo Corp.*	1,000	147,950
Neogen Corp.*	4,400	67,012
Nevro Corp.*	1,100	43,560
Novocure Ltd.*	3,100	227,385
NuVasive, Inc.*	2,100	86,604
Omnicell, Inc.*	1,650	83,193
Penumbra, Inc.*	700	155,722
ResMed, Inc.	2,779	578,393
Shockwave Medical, Inc.*	30,500	6,271,105
STAAR Surgical Co.*	1,400	67,956
Stryker Corp.	23,611	5,772,653

		40,627,583

Health Care Providers & Services (3.5%)
agilon health, Inc.*	4,800	77,472
AmerisourceBergen Corp.	2,900	480,559
Chemed Corp.	200	102,086
Cigna Corp.	24,462	8,105,239
CorVel Corp.*	924	134,285
DaVita, Inc.*	1,800	134,406
Elevance Health, Inc.	1,400	718,158
HCA Healthcare, Inc.	482	115,661
HealthEquity, Inc.*	1,600	98,624
Humana, Inc.	7,003	3,586,867
LHC Group, Inc.*	1,000	161,690
McKesson Corp.	543	203,690
Molina Healthcare, Inc.*	900	297,198
UnitedHealth Group, Inc.	50,991	27,034,408

		41,250,343

Health Care Technology (0.0%)†
Certara, Inc.*	692	11,121
Veeva Systems, Inc., Class A*	2,700	435,726

		446,847

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	2,400	87,456
Adaptive Biotechnologies Corp.*	4,889	37,352
Agilent Technologies, Inc.	5,200	778,180
Avantor, Inc.*	72,028	1,519,071
Bio-Rad Laboratories, Inc., Class A*	6,150	2,586,013
Bio-Techne Corp.	2,800	232,064
Bruker Corp.	3,100	211,885
Charles River Laboratories International, Inc.*	1,300	283,270
Danaher Corp.	1,000	265,420
ICON plc*	21,480	4,172,490
Illumina, Inc.*	1,726	348,997
IQVIA Holdings, Inc.*	3,600	737,604
Maravai LifeSciences Holdings, Inc., Class A*	6,719	96,149

See Notes to Financial Statements.

1403

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Medpace Holdings, Inc.*	500	$106,205
Mettler-Toledo International, Inc.*	420	607,089
Repligen Corp.*	1,000	169,310
Sotera Health Co.*	9,561	79,643
Syneos Health, Inc.*	369	13,535
Thermo Fisher Scientific, Inc.	7,245	3,989,749
Waters Corp.*	1,200	411,096
West Pharmaceutical Services, Inc.	1,400	329,490

		17,062,068

Pharmaceuticals (1.6%)
Amneal Pharmaceuticals, Inc.*	10,300	20,497
Catalent, Inc.*	1,800	81,018
Daiichi Sankyo Co. Ltd. (ADR)	35,141	1,131,189
Eli Lilly and Co.	36,979	13,528,397
Innoviva, Inc.*	3,432	45,474
OmniAb, Inc. (r)(x)*	690	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	913	60,988
Merck & Co., Inc.	20,600	2,285,570
Reata Pharmaceuticals, Inc., Class A (x)*	1,200	45,588
Zoetis, Inc.	9,147	1,340,493

		18,539,214

Total Health Care		162,985,584

Industrials (4.1%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	1,000	165,930
Boeing Co. (The)*	3,300	628,617
BWX Technologies, Inc.	1,800	104,544
HEICO Corp.	800	122,912
HEICO Corp., Class A	1,520	182,172
Lockheed Martin Corp.	4,430	2,155,151
Northrop Grumman Corp.	500	272,805
TransDigm Group, Inc.	11,092	6,984,078
Virgin Galactic Holdings, Inc. (x)*	4,900	17,052

		10,633,261

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,500	137,340
Expeditors International of Washington, Inc.	1,554	161,492
GXO Logistics, Inc.*	2,400	102,456
United Parcel Service, Inc., Class B	12,155	2,113,025

		2,514,313

Airlines (0.0%)†
Delta Air Lines, Inc.*	12,400	407,464

Building Products (0.1%)
AAON, Inc.	2,449	184,458
Advanced Drainage Systems, Inc.	1,700	139,349
Allegion plc	1,345	141,575
Armstrong World Industries, Inc.	2,100	144,039
Carlisle Cos., Inc.	1,100	259,215
Fortune Brands Innovations, Inc.	2,100	119,931
Masco Corp.	3,100	144,677
Masterbrand, Inc.*	2,100	15,855
Trane Technologies plc	2,600	437,034
Trex Co., Inc.*	2,400	101,592

		1,687,725

Commercial Services & Supplies (0.3%)
Brink’s Co. (The)	2,300	123,533
Cintas Corp.	1,572	709,947
Copart, Inc.*	8,260	502,952
IAA, Inc.*	4,000	160,000
Republic Services, Inc.	1,200	154,788
Rollins, Inc.	5,900	215,586
Tetra Tech, Inc.	581	84,355
Waste Management, Inc.	7,500	1,176,600

		3,127,761

Construction & Engineering (0.1%)
AECOM	2,300	195,339
EMCOR Group, Inc.	900	133,299
Quanta Services, Inc.	2,100	299,250
WillScot Mobile Mini Holdings Corp.*	2,700	121,959

		749,847

Electrical Equipment (0.5%)
AMETEK, Inc.	32,020	4,473,835
Array Technologies, Inc. (x)*	185	3,576
Emerson Electric Co.	3,600	345,816
EnerSys	2,200	162,448
Generac Holdings, Inc.*	1,700	171,122
Plug Power, Inc. (x)*	5,000	61,850
Rockwell Automation, Inc.	1,534	395,112
Vertiv Holdings Co.	8,400	114,744

		5,728,503

Industrial Conglomerates (0.1%)
General Electric Co.	2,300	192,717
Honeywell International, Inc.	3,800	814,340

		1,007,057

Machinery (0.8%)
Caterpillar, Inc.	8,919	2,136,635
Chart Industries, Inc.*	1,000	115,230
Deere & Co.	5,243	2,247,989
Donaldson Co., Inc.	3,200	188,384
Graco, Inc.	2,226	149,721
IDEX Corp.	800	182,664
Illinois Tool Works, Inc.	5,404	1,190,501
Ingersoll Rand, Inc.	50,981	2,663,757
Lincoln Electric Holdings, Inc.	1,700	245,633
Middleby Corp. (The)*	1,200	160,680
Otis Worldwide Corp.	2,200	172,282
Parker-Hannifin Corp.	700	203,700
Toro Co. (The)	1,944	220,061

		9,877,237

Professional Services (0.1%)
Booz Allen Hamilton Holding Corp.	2,500	261,300
Equifax, Inc.	1,416	275,214
Robert Half International, Inc.	2,900	214,107
TransUnion	2,700	153,225
Verisk Analytics, Inc.	2,968	523,614

		1,427,460

Road & Rail (0.9%)
CSX Corp.	10,500	325,290
JB Hunt Transport Services, Inc.	1,700	296,412

See Notes to Financial Statements.

1404

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Lyft, Inc., Class A*	8,400	$92,568
Old Dominion Freight Line, Inc.	4,872	1,382,576
Saia, Inc.*	800	167,744
Uber Technologies, Inc.*	31,700	783,941
Union Pacific Corp.	33,274	6,890,047
XPO, Inc.*	2,400	79,896

		10,018,474

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	138,633
Fastenal Co.	11,204	530,173
SiteOne Landscape Supply, Inc.*	900	105,588
United Rentals, Inc.*	700	248,794
Watsco, Inc.	700	174,580
WW Grainger, Inc.	907	504,519

		1,702,287

Total Industrials		48,881,389

Information Technology (35.4%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	98,659	11,972,270

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	51,736	3,939,179
Arrow Electronics, Inc.*	1,400	146,398
CDW Corp.	2,600	464,308
Cognex Corp.	5,104	240,449
Coherent Corp.*	546	19,165
Corning, Inc.	1,181	37,721
Jabil, Inc.	3,500	238,700
Keysight Technologies, Inc.*	3,200	547,424
Zebra Technologies Corp., Class A*	600	153,846

		5,787,190

IT Services (7.8%)
Accenture plc, Class A	16,362	4,366,036
Affirm Holdings, Inc. (x)*	24,181	233,830
Automatic Data Processing, Inc.	7,387	1,764,459
Broadridge Financial Solutions, Inc.	2,100	281,673
Cass Information Systems, Inc.	525	24,055
Cloudflare, Inc., Class A*	50,500	2,283,105
DigitalOcean Holdings, Inc.*	2,900	73,863
EPAM Systems, Inc.*	1,100	360,514
Euronet Worldwide, Inc.*	1,400	132,132
ExlService Holdings, Inc.*	600	101,658
Fiserv, Inc.*	63,222	6,389,848
FleetCor Technologies, Inc.*	1,406	258,254
Gartner, Inc.*	1,511	507,907
Global Payments, Inc.	22,480	2,232,714
Globant SA*	800	134,528
Hackett Group, Inc. (The)	2,178	44,366
International Business Machines Corp.	11,700	1,648,413
Jack Henry & Associates, Inc.	1,928	338,480
Mastercard, Inc., Class A	31,820	11,064,769
MongoDB, Inc.*	72,761	14,322,275
Okta, Inc.*	1,700	116,161
Paychex, Inc.	6,273	724,908
PayPal Holdings, Inc.*	48,605	3,461,648
Shift4 Payments, Inc., Class A*	2,000	111,860
Snowflake, Inc., Class A*	97,375	13,977,207
StoneCo Ltd., Class A*	8,500	80,240
Toast, Inc., Class A (x)*	319,200	5,755,176
Twilio, Inc., Class A*	1,400	68,544
Visa, Inc., Class A	103,262	21,453,713
Western Union Co. (The)	9,600	132,192
WEX, Inc.*	1,000	163,650
Wix.com Ltd.*	1,600	122,928

		92,731,106

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	99,143	6,421,492
Allegro MicroSystems, Inc.*	508	15,250
Analog Devices, Inc.	1,962	321,827
Applied Materials, Inc.	42,320	4,121,121
ASML Holding NV (Registered) (NYRS)	7,569	4,135,702
Broadcom, Inc.	7,300	4,081,649
Enphase Energy, Inc.*	35,500	9,406,080
Entegris, Inc.	2,900	190,211
GLOBALFOUNDRIES, Inc. (x)*	2,074	111,768
KLA Corp.	2,800	1,055,684
Lam Research Corp.	9,010	3,786,903
Lattice Semiconductor Corp.*	2,600	168,688
Marvell Technology, Inc.	62,580	2,317,963
Microchip Technology, Inc.	8,896	624,944
Micron Technology, Inc.	4,600	229,908
Monolithic Power Systems, Inc.	900	318,249
NVIDIA Corp.	89,189	13,034,080
ON Semiconductor Corp.*	5,200	324,324
QUALCOMM, Inc.	20,765	2,282,904
Synaptics, Inc.*	1,000	95,160
Teradyne, Inc.	2,800	244,580
Texas Instruments, Inc.	12,281	2,029,067
Universal Display Corp.	1,518	164,005

		55,481,559

Software (16.0%)
8x8, Inc.*	6,300	27,216
Adobe, Inc.*	8,752	2,945,311
ANSYS, Inc.*	1,100	265,749
Appfolio, Inc., Class A*	1,300	136,994
Appian Corp., Class A*	1,500	48,840
AppLovin Corp., Class A (x)*	5,900	62,127
Asana, Inc., Class A (x)*	3,400	46,818
Aspen Technology, Inc.*	840	172,536
Atlassian Corp., Class A*	48,445	6,233,903
Autodesk, Inc.*	4,197	784,293
Bentley Systems, Inc., Class B	4,000	147,840
Bill.com Holdings, Inc.*	87,300	9,512,208
Black Knight, Inc.*	2,300	142,025
C3.ai, Inc., Class A*	539	6,031
Cadence Design Systems, Inc.*	19,797	3,180,190
Crowdstrike Holdings, Inc., Class A*	40,662	4,281,302
Datadog, Inc., Class A*	134,500	9,885,750
Digital Turbine, Inc.*	3,500	53,340
DocuSign, Inc.*	3,700	205,054
DoubleVerify Holdings, Inc.*	150,500	3,304,980
Dropbox, Inc., Class A*	4,900	109,662
Dynatrace, Inc.*	3,642	139,489
Elastic NV*	2,400	123,600
Envestnet, Inc.*	2,800	172,760
Everbridge, Inc.*	1,300	38,454
Fair Isaac Corp.*	500	299,290

See Notes to Financial Statements.

1405

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	86,392	$4,223,705
Gitlab, Inc., Class A (x)*	194,200	8,824,448
HashiCorp, Inc., Class A (x)*	11,121	304,048
HubSpot, Inc.*	900	260,217
Informatica, Inc., Class A (x)*	6,200	100,998
Intuit, Inc.	23,523	9,155,622
LivePerson, Inc.*	630	6,388
Microsoft Corp.#	265,575	63,690,196
nCino, Inc.*	18,900	499,716
New Relic, Inc.*	1,900	107,255
OneSpan, Inc.*	1,452	16,248
Oracle Corp.	20,159	1,647,797
Palantir Technologies, Inc., Class A*	34,500	221,490
Palo Alto Networks, Inc.*	45,200	6,307,208
Paycom Software, Inc.*	1,000	310,310
Paylocity Holding Corp.*	50,400	9,790,704
Pegasystems, Inc.	1,400	47,936
Procore Technologies, Inc.*	2,800	132,104
PTC, Inc.*	2,000	240,080
Q2 Holdings, Inc.*	2,400	64,488
RingCentral, Inc., Class A*	2,500	88,500
Salesforce, Inc.*	98,248	13,026,702
SentinelOne, Inc., Class A*	6,400	93,376
ServiceNow, Inc.*	53,978	20,958,038
Splunk, Inc.*	3,134	269,806
Synopsys, Inc.*	3,000	957,870
Tyler Technologies, Inc.*	746	240,518
UiPath, Inc., Class A*	7,600	96,596
Unity Software, Inc. (x)*	4,422	126,425
Varonis Systems, Inc.*	4,200	100,548
VMware, Inc., Class A*	1,962	240,855
Workday, Inc., Class A*	28,608	4,786,977
Zoom Video Communications, Inc., Class A*	3,400	230,316
Zscaler, Inc.*	1,600	179,040

		189,672,287

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	485,920	63,135,586
Dell Technologies, Inc., Class C	4,000	160,880
HP, Inc.	9,100	244,517
NetApp, Inc.	5,300	318,318
Pure Storage, Inc., Class A*	7,300	195,348

		64,054,649

Total Information Technology		419,699,061

Materials (0.5%)
Chemicals (0.4%)
Albemarle Corp.	1,200	260,232
Axalta Coating Systems Ltd.*	6,500	165,555
CF Industries Holdings, Inc.	3,900	332,280
Chemours Co. (The)	4,800	146,976
Ecolab, Inc.	4,240	617,174
FMC Corp.	1,000	124,800
Linde plc	2,000	652,360
Mosaic Co. (The)	3,000	131,610
PPG Industries, Inc.	3,000	377,220
Sherwin-Williams Co. (The)	4,618	1,095,990
Valvoline, Inc.	5,200	169,780

		4,073,977

Construction Materials (0.0%)†
Vulcan Materials Co.	1,700	297,687

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,000	181,000
Ball Corp.	2,800	143,192
Berry Global Group, Inc.	2,800	169,204
Crown Holdings, Inc.	2,000	164,420
Sealed Air Corp.	3,400	169,592

		827,408

Metals & Mining (0.0%)†
MP Materials Corp.*	4,500	109,260
Royal Gold, Inc.	1,400	157,808

		267,068

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,900	171,680

Total Materials		5,637,820

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	6,867	1,454,843
Camden Property Trust (REIT)	1,100	123,068
Crown Castle, Inc. (REIT)	8,332	1,130,152
Equinix, Inc. (REIT)	1,307	856,124
Equity LifeStyle Properties, Inc. (REIT)	3,316	214,214
Iron Mountain, Inc. (REIT)	4,000	199,400
Lamar Advertising Co. (REIT), Class A	2,200	207,680
Public Storage (REIT)	2,419	677,780
SBA Communications Corp. (REIT)	666	186,686
Simon Property Group, Inc. (REIT)	3,062	359,724

		5,409,671

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	4,200	323,232

Total Real Estate		5,732,903

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	2,200	139,260
Southwest Gas Holdings, Inc.	1,700	105,196

		244,456

Independent Power and Renewable Electricity Producers (0.0%)†
Clearway Energy, Inc., Class C	4,500	143,415
Vistra Corp.	6,500	150,800

		294,215

Total Utilities		538,671

Total Common Stocks (76.6%) (Cost $610,317,045)		907,603,445

EXCHANGE TRADED FUNDS (ETF):
Equity (7.3%)
iShares Russell 1000 Growth ETF(x)	101,615	21,769,998
Vanguard Growth ETF (x)	202,684	43,193,987
Vanguard Russell 1000 Growth ETF (x)	394,791	21,760,880

Total Exchange Traded Funds (7.3%) (Cost $101,489,212)		86,724,865

See Notes to Financial Statements.

1406

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (13.8%)
JPMorgan Prime Money Market Fund, IM Shares	164,364,781	$164,446,963

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $3,370,383, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $3,436,187. (xx)	$3,368,811	3,368,811
National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $4,003,461, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $4,355,314. (xx)	4,000,000	4,000,000
Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $7,005,853, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-1.750%, maturing 6/30/26-1/31/29; total market value $7,140,001. (xx)	7,000,000	7,000,000
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $28,013,689, collateralized by various Common Stocks; total market value $31,098,109. (xx)	$28,000,000	28,000,000

Total Repurchase Agreements		42,368,811

Total Short-Term Investments (17.4%) (Cost $206,792,653)		206,815,774

Total Investments in Securities (101.3%) (Cost $918,598,910)		1,201,144,084
Other Assets Less Liabilities (-1.3%)		(15,673,380)

Net Assets (100%)		$1,185,470,704

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $19,257,546.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $48,039,853. This was collateralized by $6,812,028 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.375%, maturing 1/19/23 – 11/15/51 and by cash of $42,368,811 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	272	3/2023	USD	59,961,040	(4,006,330)
S&P 500 E-Mini Index	417	3/2023	USD	80,501,850	(2,850,092)
S&P Midcap 400 E-Mini Index	137	3/2023	USD	33,463,620	(983,152)

					(7,839,574)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$64,994,837	$—	$—		$64,994,837
Consumer Discretionary	127,560,726	—	—		127,560,726
Consumer Staples	34,646,085	—	—		34,646,085
Energy	11,126,278	—	—		11,126,278
Financials	25,800,091	—	—		25,800,091
Health Care	162,985,584	—	—	(a)	162,985,584
Industrials	48,881,389	—	—		48,881,389
Information Technology	419,699,061	—	—		419,699,061
Materials	5,637,820	—	—		5,637,820
Real Estate	5,732,903	—	—		5,732,903
Utilities	538,671	—	—		538,671
Exchange Traded Funds	86,724,865	—	—		86,724,865
Short-Term Investments
Investment Company	164,446,963	—	—		164,446,963
Repurchase Agreements	—	42,368,811	—		42,368,811

Total Assets	$1,158,775,273	$42,368,811	$—		$1,201,144,084

Liabilities:
Futures	$(7,839,574)	$—	$—		$(7,839,574)

Total Liabilities	$(7,839,574)	$—	$—		$(7,839,574)

Total	$1,150,935,699	$42,368,811	$—		$1,193,304,510

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(7,839,574	)*

Total		$(7,839,574)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1408

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,418,444)	$(8,418,444)

Total	$(8,418,444)	$(8,418,444)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,274,534)	$(8,274,534)

Total	$(8,274,534)	$(8,274,534)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $104,191,000 during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,090,861,414
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,332,345,651

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,956,223
Aggregate gross unrealized depreciation	(81,688,868)

Net unrealized appreciation	$266,267,355

Federal income tax cost of investments in securities and derivative instruments, if applicable	$927,037,155

For the year ended December 31, 2022, the Portfolio incurred approximately $1,934 as brokerage commissions with Sanford C. Bernstein &

Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $876,230,099)	$1,158,775,273
Repurchase Agreements (Cost $42,368,811)	42,368,811
Cash	27,974,066
Dividends, interest and other receivables	839,867
Receivable for securities sold	115,354
Receivable for Portfolio shares sold	66,089
Securities lending income receivable	16,244
Other assets	6,103

Total assets	1,230,161,807

LIABILITIES
Payable for return of collateral on securities loaned	42,368,811
Investment management fees payable	592,884
Payable for securities purchased	500,287
Due to broker for futures variation margin	464,836
Payable for Portfolio shares redeemed	312,493
Distribution fees payable – Class IA	234,239
Administrative fees payable	135,219
Distribution fees payable – Class IB	23,829
Trustees’ fees payable	440
Accrued expenses	58,065

Total liabilities	44,691,103

NET ASSETS	$1,185,470,704

Net assets were comprised of:
Paid in capital	$949,430,967
Total distributable earnings (loss)	236,039,737

Net assets	$1,185,470,704

Class IA
Net asset value, offering and redemption price per share, $1,067,541,865 / 21,565,001 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.50

Class IB
Net asset value, offering and redemption price per share, $108,681,723 / 2,272,734 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.82

Class K
Net asset value, offering and redemption price per share, $9,247,116 / 185,809 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.77

(x)	Includes value of securities on loan of $48,039,853.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $15,209 foreign withholding tax)	$11,122,915
Interest	310,107
Securities lending (net)	149,648

Total income	11,582,670

EXPENSES
Investment management fees	8,008,533
Distribution fees – Class IA	3,195,647
Administrative fees	1,744,911
Distribution fees – Class IB	321,255
Custodian fees	180,400
Printing and mailing expenses	116,662
Professional fees	91,719
Trustees’ fees	47,840
Miscellaneous	38,154

Total expenses	13,745,121

NET INVESTMENT INCOME (LOSS)	(2,162,451)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	131,983,010
Futures contracts	(8,418,444)

Net realized gain (loss)	123,564,566

Change in unrealized appreciation (depreciation) on:
Investments in securities	(704,091,475)
Futures contracts	(8,274,534)

Net change in unrealized appreciation (depreciation)	(712,366,009)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(588,801,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(590,963,894)

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,162,451)	$(6,149,318)
Net realized gain (loss)	123,564,566	342,048,367
Net change in unrealized appreciation (depreciation)	(712,366,009)	(3,258,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(590,963,894)	332,640,483

Distributions to shareholders:
Class IA	(158,913,808)	(290,737,036)
Class IB	(16,694,785)	(28,345,454)
Class K	(1,353,976)	(2,275,433)

Total distributions to shareholders	(176,962,569)	(321,357,923)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 164,724 and 141,058 shares, respectively ]	10,563,382	12,832,401
Capital shares issued in reinvestment of distributions [ 2,958,113 and 3,440,916 shares, respectively ]	158,913,808	290,737,036
Capital shares repurchased [ (1,660,280) and (1,567,396) shares, respectively ]	(107,899,742)	(145,320,284)

Total Class IA transactions	61,577,448	158,249,153

Class IB
Capital shares sold [ 275,551 and 177,382 shares, respectively ]	18,100,914	15,778,291
Capital shares issued in reinvestment of distributions [ 321,471 and 345,550 shares, respectively ]	16,694,785	28,345,454
Capital shares repurchased [ (299,432) and (214,341) shares, respectively ]	(18,180,795)	(19,215,632)

Total Class IB transactions	16,614,904	24,908,113

Class K
Capital shares sold [ 18,029 and 18,599 shares, respectively ]	1,165,491	1,709,718
Capital shares issued in reinvestment of distributions [ 25,087 and 26,882 shares, respectively ]	1,353,976	2,275,433
Capital shares repurchased [ (14,826) and (20,966) shares, respectively ]	(970,515)	(1,953,982)

Total Class K transactions	1,548,952	2,031,169

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	79,741,304	185,188,435

TOTAL INCREASE (DECREASE) IN NET ASSETS	(688,185,159)	196,470,995
NET ASSETS:
Beginning of year	1,873,655,863	1,677,184,868

End of year	$1,185,470,704	$1,873,655,863

See Notes to Financial Statements.

1411

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021	2020	2019		2018
Net asset value, beginning of year	$84.48		$84.51	$66.71	$54.88		$61.46

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)		(0.32)	(0.06)	0.49		0.10
Net realized and unrealized gain (loss)	(26.58)		17.41	25.63	17.64		0.14

Total from investment operations	(26.68)		17.09	25.57	18.13		0.24

Less distributions:
Dividends from net investment income	—		—	—	(0.51)		(0.09)
Distributions from net realized gains	(8.30)		(17.12)	(7.77)	(5.79)		(6.73)

Total dividends and distributions	(8.30)		(17.12)	(7.77)	(6.30)		(6.82)

Net asset value, end of year	$49.50		$84.48	$84.51	$66.71		$54.88

Total return	(32.15)%		20.49%	38.83%	33.35	%(cc)	(0.22)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,067,542		$1,698,352	$1,528,550	$1,210,068		$991,788
Ratio of expenses to average net assets (f)	0.97%		0.95%	0.97%	0.98%		0.98%
Ratio of net investment income (loss) to average net assets (f)	(0.16)%		(0.35)%	(0.09)%	0.75%		0.15%
Portfolio turnover rate^	83	%(h)	74%	60%	56%		45%

	Year Ended December 31,
Class IB	2022		2021	2020	2019		2018
Net asset value, beginning of year	$82.00		$82.45	$65.23	$53.77		$60.34

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)		(0.31)	(0.06)	0.48		0.10
Net realized and unrealized gain (loss)	(25.78)		16.98	25.05	17.28		0.15

Total from investment operations	(25.88)		16.67	24.99	17.76		0.25

Less distributions:
Dividends from net investment income	—		—	—	(0.51)		(0.09)
Distributions from net realized gains	(8.30)		(17.12)	(7.77)	(5.79)		(6.73)

Total dividends and distributions	(8.30)		(17.12)	(7.77)	(6.30)		(6.82)

Net asset value, end of year	$47.82		$82.00	$82.45	$65.23		$53.77

Total return	(32.15)%		20.49%	38.82%	33.35	%(cc)	(0.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$108,682		$161,968	$137,403	$107,518		$85,486
Ratio of expenses to average net assets (f)	0.97%		0.95%	0.97%	0.98%		0.98%
Ratio of net investment income (loss) to average net assets (f)	(0.15)%		(0.35)%	(0.09)%	0.75%		0.16%
Portfolio turnover rate^	83	%(h)	74%	60%	56%		45%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021	2020	2019		2018
Net asset value, beginning of year	$84.66		$84.45	$66.50	$54.71		$61.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	†	(0.09)	0.12 †	0.66		0.27
Net realized and unrealized gain (loss)	(26.66)		17.42	25.60	17.60		0.14

Total from investment operations	(26.59)		17.33	25.72	18.26		0.41

Less distributions:
Dividends from net investment income	—		—	—	(0.68)		(0.26)
Distributions from net realized gains	(8.30)		(17.12)	(7.77)	(5.79)		(6.73)

Total dividends and distributions	(8.30)		(17.12)	(7.77)	(6.47)		(6.99)

Net asset value, end of year	$49.77		$84.66	$84.45	$66.50		$54.71

Total return	(31.98)%		20.79%	39.18%	33.68	%(cc)	0.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,247		$13,336	$11,232	$8,537		$6,201
Ratio of expenses to average net assets (f)	0.72%		0.70%	0.72%	0.73%		0.73%
Ratio of net investment income (loss) to average net assets (f)	0.10%		(0.10)%	0.16%	1.02%		0.41%
Portfolio turnover rate^	83	%(h)	74%	60%	56%		45%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.

See Notes to Financial Statements.

1413

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Financial Management, Inc.

➢	DoubleLine Capital LP

➢	Pacific Investment Management Company LLC (“PIMCO”)

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(12.71)%	(0.45)%	0.46%
Portfolio – Class IB Shares	(12.77)	(0.45)	0.46
Portfolio – Class K Shares	(12.47)	(0.18)	0.72
Bloomberg U.S. Aggregate Bond Index	(13.01)	0.02	1.06

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (12.77)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (13.01)% over the same period.

Portfolio Highlights

What helped performance during the year:

•

The Portfolio consistently maintained a lower duration than the benchmark, which helped performance during the year as 5- and 10-year U.S. Treasury yields rose 274 basis points and 237 basis points, respectively.

•

The best-performing sector in the Portfolio was Collateralized Loan Obligations (CLOs). These securities generated positive performance on the year despite challenging market conditions. They benefitted from their floating rate coupons and relatively high levels of interest income.

•	The TIPS allocation also contributed to performance.

What hurt performance during the year:

•

The Portfolio held fewer U.S. Treasury securities than the Index, which hurt performance and ultimately resulted in some slight relative underperformance for the 2022 calendar year. The Index typically maintains a roughly 40% allocation to U.S. Treasuries which only experienced duration-related price declines and are immune from spread-related declines.

•	Asset-backed securities also detracted from performance as this consumer-centric asset class fell out-of-favor with investors towards the end of the year.

•	Interest rate strategies in the U.S. and Europe detracted from performance.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	7.21
Weighted Average Coupon (%)	3.10
Weighted Average Effective Duration (Years)*	5.41
Weighted Average Rating**	AA-

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1414

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	32.8%
Mortgage-Backed Securities	21.8
Collateralized Mortgage Obligations	9.2
Financials	8.3
Asset-Backed Securities	7.8
Commercial Mortgage-Backed Securities	6.6
Utilities	2.9
Information Technology	2.3
U.S. Government Agency Securities	2.2
Energy	1.7
Communication Services	1.5
Health Care	1.4
Industrials	1.4
Real Estate	1.2
Consumer Discretionary	1.0
Foreign Government Securities	1.0
Consumer Staples	0.7
Investment Company	0.7
Supranational	0.7
Repurchase Agreements	0.7
Materials	0.5
Municipal Bonds	0.2
Foreign Government Treasury Bill	0.2
Options Purchased	0.0 #
Cash and Other	(6.8)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$967.00	$4.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33
Class IB
Actual	1,000.00	966.00	4.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33
Class K
Actual	1,000.00	968.30	2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.8%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§	$498,175	$399,054
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 4.729%, 1/25/37 (l)	1,307,817	754,747
AIMCO CLO,
Series 2015-AA X 5.029%, 10/17/34 (l)§	250,000	249,993
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§	222,593	203,381
Series 2017-1 AA 3.300%, 1/15/30§	15,904	13,447
Aligned Data Centers Issuer LLC,
Series 2021-1A A 2 1.937%, 8/15/46§	750,000	639,797
Series 2021-1A B 2.482%, 8/15/46§	500,000	412,752
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25	218,242	186,178
Series 2013-2 A 4.950%, 1/15/23	9,989	9,967
Series 2015-2 AA 3.600%, 9/22/27	83,051	74,327
Series 2015-2 B 4.400%, 9/22/23	94,278	91,085
Series 2016-2 B 4.375%, 6/15/24§	27,600	26,244
Series 2016-3 AA 3.000%, 10/15/28	220,256	187,451
Series 2019-1 A 3.500%, 2/15/32	432,215	313,157
Series 2019-1 AA 3.150%, 2/15/32	64,832	53,639
Series 2021-1 A 2.875%, 7/11/34	800,000	640,416
Apidos CLO XXIV,
Series 2016-24A A1AL 5.193%, 10/20/30 (l)§	500,000	492,237
Apidos CLO XXVII,
Series 2017-27A A1R 5.009%, 7/17/30 (l)§	250,000	246,683
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A 6.186%, 5/15/37 (l)§	136,000	132,859
Ares XLII CLO Ltd.,
Series 2017-42A AR 5.245%, 1/22/28 (l)§	182,757	180,572
Atrium IX,
Series 9A AR2 5.726%, 5/28/30 (l)§	248,708	245,017
Barings CLO Ltd.,
Series 2018-3A A 1 5.193%, 7/20/29 (l)§	146,197	145,044
BDS Ltd.,
Series 2019-FL4 B 6.076%, 8/15/36 (l)§	145,000	143,355
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2 4.949%, 7/15/29 (l)§	133,633	132,409
BHG Securitization Trust,
Series 2022-A C 3.080%, 2/20/35§	187,000	159,172
Series 2022-C A 5.320%, 10/17/35§	102,141	101,299
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	703,937	530,712
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 5.159%, 7/15/31 (l)§	250,000	245,550
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 4.898%, 7/15/27 (l)	600,000	597,324
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2 5.383%, 4/20/34 (l)§	500,000	486,679
CIFC Funding Ltd.,
Series 2017-1A AR 5.288%, 4/23/29 (l)§	468,698	464,037
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 4.981%, 4/22/26 (l)	300,000	299,803
Series 2018-A5 A5 4.827%, 8/7/27 (l)	300,000	298,643
CLNC Ltd.,
Series 2019-FL1 B 6.339%, 8/20/35 (l)§	145,000	137,235
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§	750,000	711,235
Series 2021-A E 2.530%, 3/15/28§	500,000	469,686
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)	5,091,300	1,298,016
DataBank Issuer,
Series 2021-1A A 2 2.060%, 2/27/51§	900,000	778,247
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	42,526	36,603
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A 2 3.668%, 10/25/49§	486,250	410,862
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§	101,602	99,818
Elevation CLO Ltd.,
Series 2018-9A A1 5.199%, 7/15/31 (l)§	500,000	489,052
FS RIALTO,
Series 2021-FL2 A 5.546%, 5/16/38 (l)§	350,000	332,369
FS Rialto Issuer LLC,
Series 2022-FL5 A 6.628%, 6/19/37 (l)§	104,000	100,978

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2022-FL6 A 6.905%, 8/17/37 (l)§	$100,000	$99,415
Galaxy Xxiv CLO Ltd.,
Series 2017-24A A 5.199%, 1/15/31 (l)§	250,000	246,476
Galaxy XXVII CLO Ltd.,
Series 2018-27A A 5.664%, 5/16/31 (l)§	250,000	245,614
Generate CLO 9 Ltd.,
Series 9A A 5.443%, 10/20/34 (l)§	500,000	482,070
GLS Auto Receivables Issuer Trust,
Series 2022-1A A 1.980%, 8/15/25§	324,592	318,750
Series 2022-3A A 2 4.590%, 5/15/26§	600,000	595,099
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2 2.520%, 5/16/25	570,189	564,688
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR2 5.525%, 10/29/29 (l)§	235,633	233,814
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§	653,842	470,179
Series 2021-5CS B 2.560%, 10/20/48§	381,546	269,804
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B 5.918%, 9/15/37 (l)§	145,000	139,560
Grippen Park CLO Ltd.,
Series 2017-1A A 5.503%, 1/20/30 (l)§	227,168	225,061
GSAA Home Equity Trust,
Series 2006-5 2A1 4.529%, 3/25/36 (l)	10,734	3,666
Series 2007-10 A2A 6.500%, 11/25/37	2,059,883	934,848
Series 2007-8 A2 5.089%, 8/25/37 (l)	88,094	82,024
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§	375,000	301,836
Hertz Vehicle Financing LLC,
Series 2021-1A C 2.050%, 12/26/25§	375,000	337,615
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§	580,941	455,563
Series 2021-1 F 3.325%, 9/17/41§	495,329	379,138
HPS Loan Management 6-2015 Ltd.,
Series 6A-2015 A1R 5.532%, 2/5/31 (l)§	248,303	245,297
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 4.669%, 10/25/36 (l)	7,443,357	2,449,738
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 4.869%, 8/25/36 (l)	4,168,026	1,862,959
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	1,310,471	1,032,048
LCCM Trust,
Series 2021-FL3 A 5.768%, 11/15/38 (l)§	367,000	350,199
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	700,000	591,356
Series 2022-1A A 5.120%, 7/20/32§	116,000	113,224
LL ABS Trust,
Series 2022-1A A 3.760%, 11/15/29§	356,167	350,291
LoanCore Issuer Ltd.,
Series 2019-CRE2 AS 5.818%, 5/15/36 (l)§	214,948	213,627
Series 2019-CRE2 B 6.018%, 5/15/36 (l)§	145,000	142,174
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 4.609%, 10/25/36 (l)	2,657,557	815,433
Madison Park Funding XI Ltd.,
Series 2013-11A AR2 5.225%, 7/23/29 (l)§	242,246	239,168
Madison Park Funding XLI Ltd.,
Series 12A AR 5.155%, 4/22/27 (l)§	209,122	206,861
Madison Park Funding XVIII Ltd.,
Series 2015-18A ARR 5.218%, 10/21/30 (l)§	250,000	246,460
Madison Park Funding XXIII Ltd.,
Series 2017-23A AR 5.328%, 7/27/31 (l)§	500,000	493,567
Madison Park Funding XXV Ltd.,
Series 2017-25A A1R 5.328%, 4/25/29 (l)§	246,364	243,206
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR 5.615%, 7/29/30 (l)§	250,000	247,622
Madison Park Funding XXXIV Ltd.,
Series 2019-34A AR 5.478%, 4/25/32 (l)§	500,000	493,316
Marathon CLO V Ltd.,
Series 2013-5A A1R 5.545%, 11/21/27 (l)§	8,300	8,282
Marble Point CLO XXII Ltd.,
Series 2021-2A A 5.558%, 7/25/34 (l)§	500,000	481,566
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	700,000	602,716
Series 2022-AA A 6.450%, 10/20/37§	107,000	106,112
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 4.709%, 7/25/37 (l)	3,278,740	1,774,344
MF1 LLC,
Series 2022-FL9 A 6.471%, 6/19/37 (l)§	100,000	97,980

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Midocean Credit CLO IX,
Series 2018-9A A1 5.393%, 7/20/31 (l)§	$500,000	$489,434
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 4.689%, 7/25/36 (l)	3,485,860	1,471,150
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	635,152	527,782
Navient Private Education Loan Trust,
Series 2015-BA A3 5.768%, 7/16/40 (l)§	604,464	599,353
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	992,500	839,393
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR2 5.355%, 4/22/29 (l)§	495,856	490,116
NLY Commercial Mortgage Trust,
Series 2019-FL2 B 6.218%, 2/15/36 (l)§	145,000	144,326
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 4.709%, 2/25/37 (l)	1,082,318	968,166
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 5.327%, 4/19/31 (l)§	492,590	481,198
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	659,008	600,543
OCP CLO Ltd.,
Series 2017-13A A1AR 5.039%, 7/15/30 (l)§	500,000	492,406
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 5.039%, 4/16/31 (l)§	250,000	246,430
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR 5.029%, 7/15/29 (l)§	248,710	245,937
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR 5.197%, 7/19/30 (l)§	250,000	246,999
OFSI Fund IX Ltd.,
Series 2018-1A A 5.229%, 7/15/31 (l)§	500,000	488,853
OneMain Financial Issuance Trust,
Series 2019-2A A 3.140%, 10/14/36§	210,000	187,443
Series 2020-1A A 3.840%, 5/14/32§	72,014	71,399
Series 2022-2A A 4.890%, 10/14/34§	116,000	112,054
Series 2022-2A B 5.240%, 10/14/34§	115,000	111,639
Series 2022-3A A 5.940%, 5/15/34§	118,000	117,283
Palmer Square Loan Funding Ltd.,
Series 2020-1A A1 5.475%, 2/20/28 (l)§	68,444	67,966
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 5.258%, 7/25/29 (l)	26,703	26,711
PPM CLO Ltd.,
Series 2018-1A A 5.229%, 7/15/31 (l)§	500,000	488,116
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,675,226
Race Point IX CLO Ltd.,
Series 2015-9A A1A2 5.019%, 10/15/30 (l)§	250,000	246,785
RASC Trust,
Series 2007-EMX1 A13 4.589%, 1/25/37 (l)	745,542	707,030
Regional Management Issuance Trust,
Series 2022-1 A 3.070%, 3/15/32§	100,000	90,816
Series 2022-2B A 7.100%, 11/17/32§	130,000	130,045
Rockford Tower CLO Ltd.,
Series 2018-1A A 5.775%, 5/20/31 (l)§	500,000	491,610
Romark WM-R Ltd.,
Series 2018-1A A1 5.273%, 4/20/31 (l)§	247,404	242,711
Santander Drive Auto Receivables Trust,
Series 2022-5 A2 3.980%, 1/15/25	600,000	597,505
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	764,687
Scholar Funding Trust,
Series 2013-A A 5.039%, 1/30/45 (l)§	92,326	88,411
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 4.729%, 8/25/36 (l)	2,286,297	733,384
Signal Peak CLO LLC,
Series 2015-1A AR2 5.223%, 4/20/29 (l)§	184,003	182,495
SLM Private Education Loan Trust,
Series 2010-C A5 9.068%, 10/15/41 (l)§	212,601	229,108
SLM Student Loan Trust,
Series 2005-7 A4 4.508%, 10/25/29 (l)	97,889	97,549
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	95,868
Series 2016-C A2A 2.340%, 9/15/34§	119,529	113,970
Series 2020-PTA A2A 1.600%, 9/15/54§	169,035	149,300
Series 2021-A C 2.990%, 1/15/53§	240,000	199,416
Series 2021-A D1 3.860%, 1/15/53§	100,000	89,715
SoFi Professional Loan Program LLC,
Series 2016-D A1 5.339%, 1/25/39 (l)§	20,998	20,933
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	847,240

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 5.507%, 10/26/31 (l)§	$500,000	$487,875
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 5.344%, 4/18/31 (l)§	500,000	489,396
Soundview Home Loan Trust,
Series 2006-1 2A1 6.959%, 2/25/37 (l)	4,226,912	917,718
Series 2007-OPT5 2A2 5.339%, 10/25/37 (l)	3,465,355	2,453,369
STAR Trust,
Series 2021-SFR1 G 7.540%, 4/17/38 (l)§	2,000,000	1,837,680
Sunnova Helios IV Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	339,596	283,296
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	666,039	521,122
Symphony CLO XV Ltd.,
Series 2014-15A AR3 5.159%, 1/17/32 (l)§	250,000	245,246
Symphony CLO XVII Ltd.,
Series 2016-17A AR 4.959%, 4/15/28 (l)§	269,787	267,268
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	495,000	378,957
Series 2021-1A A2I 1.946%, 8/25/51§	742,500	622,703
TICP CLO II-2 Ltd.,
Series 2018-IIA A1 5.083%, 4/20/28 (l)§	214,204	213,219
TICP CLO III-2 Ltd.,
Series 2018-3R A 5.083%, 4/20/28 (l)§	123,868	123,446
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	857,917	699,685
Tricolor Auto Securitization Trust,
Series 2022-1A A 3.300%, 2/18/25§	351,416	348,354
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,092,310
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	498,676	431,617
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	63,058	59,395
United Airlines Pass-Through Trust,
Series 2014-1 A 4.000%, 4/11/26	117,728	108,219
Series 2015-1 AA 3.450%, 12/1/27	10,286	9,074
Series 2016-2 AA 2.875%, 10/7/28	14,714	12,597
Series 2016-2 B 3.650%, 10/7/25	2,859	2,538
Series 2019-1 AA 4.150%, 8/25/31	386,604	338,848
Series 2019-2 AA 2.700%, 5/1/32	176,905	142,121
Series 2020-1 A 5.875%, 10/15/27	980,075	965,472
Series 2020-1 B 4.875%, 1/15/26	38,100	35,859
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	1,090	1,090
Series 2004-20C 1 4.340%, 3/1/24	17,095	16,470
Series 2005-20B 1 4.625%, 2/1/25	3,505	3,503
Series 2008-20G 1 5.870%, 7/1/28	43,538	43,553
Upstart Securitization Trust,
Series 2020-2 A 2.309%, 11/20/30§	83,900	82,061
Venture XVII CLO Ltd.,
Series 2014-17A ARR 4.959%, 4/15/27 (l)§	341,714	337,612
Vibrant CLO X Ltd.,
Series 2018-10A A1 5.443%, 10/20/31 (l)§	500,000	488,504
VOLT C LLC,
Series 2021-NPL9 A1 1.992%, 5/25/51 (e)§	442,765	400,089
VOLT XCIX LLC,
Series 2021-NPL8 A1 2.116%, 4/25/51 (e)§	350,903	310,729
VOLT XCVI LLC,
Series 2021-NPL5 A1 2.116%, 3/27/51 (e)§	602,971	545,616
Voya CLO Ltd.,
Series 2013-1A A1AR 5.289%, 10/15/30 (l)§	248,973	246,135
Series 2014-1A AAR2 5.180%, 4/18/31 (l)§	248,067	244,513
Series 2021-1A X 4.829%, 7/15/34 (l)§	166,667	166,655
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§	726,681	605,030
Westlake Automobile Receivables Trust,
Series 2022-2A A2B 4.937%, 8/15/25 (l)§	597,410	598,109

Total Asset-Backed Securities		68,299,451

Collateralized Mortgage Obligations (9.2%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§	198,599	185,106
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35	2,289,767	1,501,181
Series 2006-OA22 A1 4.709%, 2/25/47 (l)	26,451	22,392
Series 2006-OA6 1A2 4.809%, 7/25/46 (l)	17,044	14,775

See Notes to Financial Statements.

1419

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2007-OH1 A1D 4.599%, 4/25/47 (l)		$29,324	$23,185
American Home Mortgage Investment Trust,
Series 2006-3 11A1 4.749%, 12/25/46 (l)		514,447	417,558
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§		3,000,000	2,548,737
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3 3.301%, 7/26/49 (l)§		3,079	3,056
Avon Finance NO 2 plc,
Series 2X A 4.331%, 9/20/48 (l)(m)	GBP	492,951	585,025
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)§		$152,005	145,878
BDS LLC,
Series 2022-FL12 A 6.461%, 8/19/38 (l)§		100,000	98,169
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 3.655%, 7/25/36 (l)		1,159,224	760,888
Bear Stearns ARM Trust,
Series 2004-8 11A2 4.191%, 11/25/34 (l)		127,249	113,280
Series 2005-1 2A1 3.372%, 3/25/35 (l)		106,463	98,247
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,598,245	826,371
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		306,435	260,998
Series 2005-24 A1 5.500%, 11/25/35		293,147	170,507
Series 2006-9 A10 6.000%, 5/25/36		2,737,692	1,367,597
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		1,234,532	1,086,494
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		100,000	87,134
Series 2020-3 A3 2.380%, 4/27/65 (l)§		14,361	13,448
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1	1
Series 2021-JR1 A1 2.465%, 9/27/66 (l)§		251,457	239,199
Series 2021-JR2 A1 2.215%, 11/25/61 (l)§		362,619	342,505
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 4.789%, 6/25/37 (l)		614,776	536,775
Eurohome UK Mortgages plc,
Series 2007-1 A 3.944%, 6/15/44 (l)(m)	GBP	178,189	206,849
EuroMASTR plc,
Series 2007-1V A2 3.996%, 6/15/40 (l)(m)		158,083	175,605
Eurosail-UK plc,
Series 2007-4X A3 4.502%, 6/13/45 (l)(m)	GBP	421,336	490,256
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$649,858	658,726
Series 4116 AP 1.350%, 8/15/42		1,006,082	851,601
Series 4316 BZ 3.000%, 3/15/44		5,289,985	4,599,145
Series 4438 B 3.000%, 10/15/43		183,832	174,535
Series 4440 ZD 2.500%, 2/15/45		7,296,459	6,205,582
Series 4790 F 4.508%, 10/15/43 (l)		262,882	253,615
Series 4989 FA 3.106%, 8/15/40 (l)		204,842	198,872
Series 4989 FB 3.258%, 10/15/40 (l)		152,642	148,445
Series 5004 LS 1.761%, 7/25/50 IO (l)		3,654,875	454,292
Fingal Securities RMBS DAC,
Series 1 A 2.578%, 7/28/55 (l)(m)	EUR	660,710	705,644
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		$674,997	277,351
FNMA,
Series 2011-86 NF 4.939%, 9/25/41 (l)		88,749	87,250
Series 2013-123 PZ 2.700%, 3/25/43		5,163,837	4,511,860
Series 2015-11 A 3.000%, 5/25/34		390,755	374,454
Series 2016-72 PA 3.000%, 7/25/46		599,561	541,552
Series 2016-81 PA 3.000%, 2/25/44		165,927	160,364
Series 2020-77 S 0.222%, 11/25/50 IO (l)		7,411,475	322,602
Formentera Issuer plc,
Series 2022-1 A 4.244%, 7/28/47 (l)(m)	GBP	430,118	508,692
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		$500,000	384,384
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§		570,127	476,011
Series 2022-NQM4 A1 5.269%, 8/25/67 (e)§		154,413	150,973
GNMA,
Series 2012-74 LF 4.753%, 6/20/42 (l)		616,142	596,595
Series 2013-116 LS 1.797%, 8/20/43 IO (l)		859,013	81,280
Series 2013-26 MS 1.897%, 2/20/43 IO (l)		822,411	85,464
Series 2014-20 TS 1.747%, 2/20/44 IO (l)		787,981	74,868
Series 2015-H15 FC 4.184%, 6/20/65 (l)		226,061	222,529

See Notes to Financial Statements.

1420

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2015-H16 FM 4.442%, 7/20/65 (l)		$359,760	$354,187
Series 2015-H18 FB 4.442%, 7/20/65 (l)		198,093	195,221
Series 2015-H19 FK 4.442%, 8/20/65 (l)		374,879	368,838
Series 2015-H20 FB 4.407%, 8/20/65 (l)		238,969	235,159
Series 2015-H20 FC 4.462%, 8/20/65 (l)		971,237	956,032
Series 2015-H22 FC 4.344%, 9/20/65 (l)		484,629	476,599
Series 2015-H29 FA 4.542%, 10/20/65 (l)		1,445	1,430
Series 2016-H11 F 4.642%, 5/20/66 (l)		247,456	244,270
Series 2016-H14 FA 4.585%, 6/20/66 (l)		240,059	237,657
Series 2016-H15 FA 4.601%, 7/20/66 (l)		305,215	302,350
Series 2021-16 KI 2.500%, 1/20/51 IO		5,195,053	745,672
Series 2021-160 TI 3.000%, 9/20/51 IO		5,336,351	807,744
Series 2021-165 ID 3.000%, 9/20/51 IO		3,238,034	504,851
Series 2021-30 KI 3.000%, 2/20/51 IO		4,609,753	688,164
Series 2021-57 IA 2.500%, 12/20/50 IO		5,069,735	653,290
Series 2022-174 AZ 3.500%, 5/20/51		5,208,923	4,315,412
Series 2022-H22 EF 4.576%, 10/20/72 (l)		482,215	481,072
Series 2022-H25 FA 4.966%, 11/20/72 (l)		500,920	505,195
Series 2022-H26 DF 4.770%, 12/20/72 (l)		300,000	300,372
Series 2023-H02 FA 5.020%, 1/20/73 (l)(r)		300,000	300,293
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 4.868%, 6/18/39 (l)(m)		181,864	178,228
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 3.767%, 9/25/35 (l)		22,811	21,319
Series 2006-AR2 2A1 3.161%, 4/25/36 (l)		41,587	28,641
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.752%, 1/19/35 (l)		151,929	133,383
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1 3.228%, 8/25/25 (e)§		568,547	566,870
Series 2022-1 A1 5.082%, 7/25/67 (e)§		150,828	146,542
Impac CMB Trust,
Series 2003-8 2A1 5.289%, 10/25/33 (l)		225	221
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.324%, 6/25/37 (l)		774,744	530,737
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 4.929%, 2/25/37 (l)		922,058	576,391
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36 (l)§		1,112,560	646,982
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		666,222	328,395
Series 2006-A3 6A1 3.748%, 8/25/34 (l)		12,431	11,773
Series 2007-A1 3A3 3.346%, 7/25/35 (l)		19,075	17,607
Series 2021-7 A3 2.500%, 11/25/51 (l)§		597,028	480,483
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,220,531	981,479
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		680,613	582,589
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	173,285
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		142,284	108,903
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		471,878	468,984
Series 2020-GS4 A1 3.250%, 2/25/60 (e)§		576,509	567,620
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		852,369	811,650
Ludgate Funding plc,
Series 2007-1 A2A 3.490%, 1/1/61 (l)(m)	GBP	82,985	93,190
Series 2008-W1X A1 3.930%, 1/1/61 (l)(m)		216,489	249,082
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$33,659	31,554
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 6.709%, 12/25/32 (l)		6,079	5,365
MFA Trust,
Series 2022-NQM3 A1 5.570%, 9/25/67 (e)§		130,738	128,350
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1 2.693%, 10/25/60 (l)§		803,410	772,354
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 4.460%, 4/16/36 (l)§		216,959	202,242
MortgageIT Trust,
Series 2005-4 A1 4.949%, 10/25/35 (l)		89,463	82,862
Mortimer BTL plc,
Series 2020-1 A 4.501%, 6/21/52 (l)(m)	GBP	427,421	515,600
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		$213,437	198,008

See Notes to Financial Statements.

1421

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		$294,542	$277,815
Nomura Asset Acceptance Corp., 5.515%, 1/25/36 (l)		3,156,760	958,587
Series 2006-AP1 A5 5.559%, 1/25/36 (e)		2,373,124	719,586
OBX Trust,
Series 2022-NQM7 A1 5.110%, 8/25/62 (e)§		101,792	99,944
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		158,284	155,309
PRPM LLC,
Series 2021-2 A1 2.115%, 3/25/26 (l)§		1,544,375	1,423,045
RALI Trust,
Series 2006-QO3 A1 4.809%, 4/25/46 (l)		3,614,135	1,051,968
Series 2007-QS6 A29 6.000%, 4/25/37		1,121,145	877,802
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 6.874%, 10/25/39 (l)§		614,127	610,741
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.729%, 6/25/35 (l)§		31,614	29,753
Series 2006-R1 AF1 4.729%, 1/25/36 (l)§		99,583	94,285
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,860,047	1,122,287
Series 2006-A9CB A7 6.000%, 9/25/36		3,855,498	1,270,015
Resloc UK plc,
Series 2007-1X A3B 3.712%, 12/15/43 (l)(m)	GBP	84,001	95,810
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$395,385	313,393
Series 2006-SA2 3A1 4.875%, 8/25/36 (l)		63,319	57,765
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,143,930
Ripon Mortgages plc,
Series 1RA A 4.137%, 8/28/56 (l)§		1,808,406	2,150,279
Sequoia Mortgage Trust,
Series 10 2A1 5.113%, 10/20/27 (l)		$868	822
Series 2003-4 2A1 5.053%, 7/20/33 (l)		6,175	5,598
Series 6 A 4.979%, 4/19/27 (l)		44,957	42,401
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	966,093
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,075,810
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 4.001%, 4/25/34 (l)		121,205	117,854
Series 2005-19XS 2A1 4.689%, 10/25/35 (l)		1,401	1,400
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.839%, 7/19/35 (l)		21,280	18,685
Series 2006-AR6 1A3 4.769%, 7/25/46 (l)		627,698	465,797
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2 3.228%, 3/25/23 (e)§		1,200,000	1,137,828
Towd Point Mortgage Funding,
Series 2019-A13A A1 4.346%, 7/20/45 (l)§	GBP	671,680	800,091
Towd Point Mortgage Funding plc,
Series 2020-A14X A 4.339%, 5/20/45 (l)(m)		1,178,310	1,398,283
Towd Point Mortgage Trust,
Series 2019-1 M1 3.722%, 3/25/58 (l)§		$1,500,000	1,187,439
Uropa Securities plc,
Series 2007-1 A3A 3.768%, 10/10/40 (l)(m)	GBP	453,096	522,961
UWM Mortgage Trust,
Series 2021-INV2 A9 4.521%, 9/25/51 (l)§		$720,848	657,792
Series 2021-INV3 A9 4.471%, 11/25/51 (l)§		639,453	584,531
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	610,591

Total Collateralized Mortgage Obligations			80,788,689

Commercial Mortgage-Backed Securities (6.6%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.142%, 8/10/35 (l)§		100,000	87,397
Series 2015-1211 D 4.142%, 8/10/35 (l)§		100,000	83,784
20 Times Square Trust,
Series 2018-20TS B 3.100%, 5/15/35 (l)§		268,000	243,958
245 Park Avenue Trust,
Series 2017-245P XA 0.149%, 6/5/37 IO (l)§		1,000,000	7,272
280 Park Avenue Mortgage Trust,
Series 2017-280P D 5.773%, 9/15/34 (l)§		200,000	182,532
Alen Mortgage Trust,
Series 2021-ACEN D 7.418%, 4/15/34 (l)§		100,000	79,985
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§		100,000	65,236
Series 2020-MF1 E 1.750%, 5/15/53§		100,000	61,128
AREIT Trust,
Series 2021-CRE5 A 5.419%, 11/17/38 (l)§		570,660	544,044

See Notes to Financial Statements.

1422

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Ashford Hospitality Trust,
Series 2018-ASHF D 6.418%, 4/15/35 (l)§	$16,000	$15,066
Series 2018-KEYS A 5.318%, 6/15/35 (l)§	600,000	581,276
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 6.518%, 12/15/36 (l)§	290,000	264,670
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 5.318%, 11/15/33 (l)§	100,000	94,062
Series 2017-SCH CL 5.818%, 11/15/32 (l)§	100,000	92,710
Series 2017-SCH DL 6.318%, 11/15/32 (l)§	100,000	90,212
Series 2018-DSNY C 5.668%, 9/15/34 (l)§	100,000	95,758
Series 2018-DSNY D 6.018%, 9/15/34 (l)§	200,000	192,856
Series 2021-JACX A 5.368%, 9/15/38 (l)§	800,000	758,899
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B 4.339%, 9/15/48 (l)	350,000	319,715
BANK,
Series 2017-BNK5 C 4.191%, 6/15/60 (l)	30,000	25,770
Series 2017-BNK6 XA 0.769%, 7/15/60 IO (l)	3,192,297	83,518
Series 2018-BN10 XA 0.695%, 2/15/61 IO (l)	3,584,015	100,956
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	216,666
Series 2019-BN19 C 4.031%, 8/15/61 (l)	215,000	157,212
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	268,431
Series 2019-BN20 XB 0.368%, 9/15/62 IO (l)	530,000	10,932
Series 2019-BN21 A5 2.851%, 10/17/52	20,000	17,389
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	18,402
Series 2020-BN30 XB 0.723%, 12/15/53 IO (l)	5,331,000	232,834
Series 2021-BN33 XB 0.481%, 5/15/64 IO (l)	4,550,000	151,262
Series 2021-BN35 A5 2.285%, 6/15/64	75,323	61,173
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	25,000	20,767
Series 2022-BNK40 A4 3.394%, 3/15/64 (l)	600,000	531,397
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.838%, 7/15/49 (l)	368,000	328,643
Series 2017-BNK3 XB 0.586%, 2/15/50 IO (l)	1,000,000	21,418
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	842,400
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	88,979
Series 2018-TALL A 5.040%, 3/15/37 (l)§	15,000	13,983
Series 2021-C9 XA 1.626%, 2/15/54 IO (l)	2,680,669	240,584
Series 2022-C17 A5 4.441%, 9/15/55	14,000	13,389
Series 2022-C18 A5 5.710%, 12/15/55 (l)	43,000	45,229
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	70,536	66,495
Series 2015-SRCH XA 0.911%, 8/10/35 IO (l)§	934,273	28,900
Series 2021-C10 XA 1.298%, 7/15/54 IO (l)	3,592,179	258,876
BB-UBS Trust,
Series 2012-SHOW XA 0.596%, 11/5/36 IO (l)§	2,277,000	22,291
Beast Mortgage Trust,
Series 2021-SSCP A 5.068%, 4/15/36 (l)§	421,000	403,389
Benchmark Mortgage Trust,
Series 2018-B5 A3 3.944%, 7/15/51	60,000	55,904
Series 2019-B9 A5 4.016%, 3/15/52	700,000	661,844
Series 2019-B9 XA 1.031%, 3/15/52 IO (l)	982,365	46,220
Series 2020-B16 A5 2.732%, 2/15/53	13,000	11,248
Series 2020-B16 XA 0.926%, 2/15/53 IO (l)	3,943,897	189,530
Series 2020-B17 XB 0.530%, 3/15/53 IO (l)	1,000,000	27,389
Series 2020-IG3 XA 0.732%, 9/15/48 IO (l)§	6,726,453	155,641
Series 2021-B23 XA 1.272%, 2/15/54 IO (l)	993,248	65,209
Series 2021-B24 XA 1.151%, 3/15/54 IO (l)	1,156,092	69,907
Series 2021-B27 XA 1.267%, 7/15/54 IO (l)	3,674,710	258,367
Series 2021-B29 A5 2.388%, 9/15/54	38,000	31,007
BFLD Trust,
Series 2020-EYP A 5.468%, 10/15/35 (l)§	700,000	665,045
BIG Commercial Mortgage Trust,
Series 2022-BIG A 5.678%, 2/15/39 (l)§	600,000	576,430
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A 6.105%, 5/15/39 (l)§	100,000	98,208
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	100,000	94,352
Series 2013-1515 C 3.446%, 3/10/33§	100,000	93,259

See Notes to Financial Statements.

1423

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Series 2021-1450 A 5.568%, 9/15/36 (l)§		$700,000	$666,179
BX Commercial Mortgage Trust,
Series 2019-XL D 5.900%, 10/15/36 (l)§		221,000	214,038
Series 2020-VIV2 C 3. 542%, 3/9/44 (l)§		200,000	153,353
Series 2020-VIV3 B 3.544%, 3/9/44 (l)§		120,000	98,353
Series 2020-VIV4 A 2.843%, 3/9/44§		290,000	234,454
Series 2021-SOAR D 5.718%, 6/15/38 (l)§		168,722	159,030
Series 2021-VINO D 5.670%, 5/15/38 (l)§		200,000	187,763
Series 2021-VIV5 A 2.843%, 3/9/44 (l)§		140,000	111,983
Series 2021-VOLT E 6.318%, 9/15/36 (l)§		247,000	229,786
Series 2021-VOLT F 6.718%, 9/15/36 (l)§		247,000	227,336
Series 2021-XL2 A 5.006%, 10/15/38 (l)§		463,358	445,419
Series 2021-XL2 E 6.163%, 10/15/38 (l)§		341,958	321,460
Series 2022-AHP A 5.326%, 1/17/39 (l)§		600,000	574,310
BX Trust,
Series 2019-OC11 A 3.202%, 12/9/41§		10,000	8,417
Series 2019-OC11 D 3.944%, 12/9/41 (l)§		114,000	91,306
Series 2019-OC11 E 3.944%, 12/9/41 (l)§		325,000	246,190
Series 2021-ARIA D 6.213%, 10/15/36 (l)§		102,000	94,357
Series 2021-SDMF A 4.907%, 9/15/34 (l)§		11,000	10,536
Series 2021-VIEW D 7.218%, 6/15/36 (l)§		120,000	112,587
Series 2022-FOX2 A2 5.085%, 4/15/39 (l)§		1,000,000	920,800
Series 2022-GPA A 6.501%, 10/15/39 (l)§		230,000	228,563
Series 2022-GPA XCP 1.029%, 10/15/39 IO (l)§		1,311,000	8,154
Series 2022-VAMF A 5.186%, 1/15/39 (l)§		23,000	21,966
BXP Trust,
Series 2017-CC D 3.552%, 8/13/37 (l)§		30,000	23,103
Series 2017-GM D 3.425%, 6/13/39 (l)§		80,000	66,716
Series 2021-601L D 2.775%, 1/15/44 (l)§		102,000	62,914
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 6.068%, 12/15/37 (l)§		100,000	96,504
Cassia SRL,
Series 2022-1A A 4.321%, 5/22/34 (l)§	EUR	248,168	253,121
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,335
Series 2017-CD6 C 4.232%, 11/13/50 (l)		371,000	314,314
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,490
Series 2016-C4 XA 1.607%, 5/10/58 IO (l)		583,369	22,981
Series 2016-C4 XB 0.692%, 5/10/58 IO (l)		110,000	2,254
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	32,903
Series 2018-TAN A 4.236%, 2/15/33§		100,000	96,623
Series 2018-TAN C 5.295%, 2/15/33§		100,000	95,206
CHC Commercial Mortgage Trust,
Series 2019-CHC B 5.818%, 6/15/34 (l)§		101,236	97,251
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		500,000	461,827
Series 2015-GC27 B 3.772%, 2/10/48		20,000	18,506
Series 2017-C4 A4 3.471%, 10/12/50		20,000	18,302
Series 2018-C6 A4 4.412%, 11/10/51		30,000	28,658
Series 2019-PRM D 4.350%, 5/10/36§		100,000	98,589
Series 2020-420K D 3.312%, 11/10/42 (l)§		150,000	112,210
Series 2020-420K E 3.312%, 11/10/42 (l)§		150,000	107,929
Series 2020-420K X 0.801%, 11/10/42 IO (l)§		1,000,000	50,020
Series 2021-KEYS A 5.498%, 10/15/36 (l)§		700,000	664,327
Cold Storage Trust, Series 2020-ICE5 A
5.218%, 11/15/37 (l)§		98,299	95,599
Commercial Mortgage Trust,
Series 2013-CR6 XA 0.960%, 3/10/46 IO (l)		291,965	523
Series 2014-CR18 A4 3.550%, 7/15/47		8,303	7,951
Series 2014-CR21 A3 3.528%, 12/10/47		17,559	16,832
Series 2014-UBS5 B 4.514%, 9/10/47 (l)		130,000	120,965
Series 2015-3BP B 3.238%, 2/10/35 (l)§		300,000	278,396
Series 2015-3BP XA 0.060%, 2/10/35 IO (l)§		1,287,000	2,291
Series 2015-CR22 C 4.070%, 3/10/48 (l)		300,000	272,404
Series 2015-CR22 XA 0.821%, 3/10/48 IO (l)		2,646,522	37,834
Series 2015-CR24 B 4.344%, 8/10/48 (l)		65,000	59,311

See Notes to Financial Statements.

1424

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2015-CR26 ASB 3.373%, 10/10/48	$1,078,116	$1,051,270
Series 2015-DC1 XA 0. 983%, 2/10/48 IO (l)	2,478,361	37,263
Series 2015-LC23 A 4 3.774%, 10/10/48	20,000	18,911
Series 2016-COR1 ASB 2.972%, 10/10/49	766,241	724,340
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	3,667
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B 5.548%, 5/15/36 (l)§	160,000	157,211
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.258%, 4/15/50 (l)	300,000	258,136
Series 2015-C1 XA 0.817%, 4/15/50 IO (l)	3,751,106	46,398
Series 2015-C2 A4 3.504%, 6/15/57	10,000	9,473
Series 2015-C4 D 3.558%, 11/15/48 (l)	70,000	59,520
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	27,371
Series 2016-C5 C 4.645%, 11/15/48 (l)	90,000	80,754
Series 2017-CX10 XB 0.174%, 11/15/50 IO (l)	1,000,000	10,424
Series 2018-CX12 A4 4.224%, 8/15/51 (l)	10,000	9,476
Series 2018-CX12 C 4.739%, 8/15/51 (l)	58,000	47,677
Series 2019-C15 A4 4.053%, 3/15/52	50,000	46,360
Series 2019-C16 C 4.237%, 6/15/52 (l)	40,000	33,480
Series 2019-C16 XA 1.551%, 6/15/52 IO (l)	980,739	69,352
Series 2019-C17 XA 1.353%, 9/15/52 IO (l)	4,982,119	299,745
Series 2019-C17 XB 0.556%, 9/15/52 IO (l)	1,000,000	29,877
Series 2019-C18 D 2.500%, 12/15/52§	170,000	111,879
Series 2020-C19 A3 2.561%, 3/15/53	79,298	66,690
CSMC Trust,
Series 2017-PFHP A 5.268%, 12/15/30 (l)§	50,000	47,835
Series 2017-TIME A 3.646%, 11/13/39§	100,000	87,370
Series 2020-FACT C 6.918%, 10/15/37 (l)§	303,000	282,575
Series 2020-NET A 2.257%, 8/15/37§	275,604	247,495
Series 2020-NET D 3.704%, 8/15/37 (l)§	200,000	173,821
Series 2021-980M D 3.535%, 7/15/31 (l)§	321,000	240,192
Series 2021-ADV A 5.718%, 7/15/38 (l)§	800,000	766,308
Series 2021-B33 A1 3.053%, 10/10/43§	100,000	85,943
Series 2021-B33 A2 3.167%, 10/10/43§	288,000	226,796
Series 2022-NWPT A 7.479%, 9/9/24 (l)§	100,000	98,772
CSWF,
Series 2018-TOP F 7.068%, 8/15/35 (l)§	157,925	156,350
DBGS Mortgage Trust,
Series 2018-5BP B 5.298%, 6/15/33 (l)§	100,000	92,261
Series 2019-1735 X 0.291%, 4/10/37 IO (l)§	1,365,000	22,673
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	18,580
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	10,812
DBUBS Mortgage Trust,
Series 2017-BRBK D 3.530%, 10/10/34 (l)§	100,000	90,785
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	799,559
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.073%, 10/15/38 (l)§	499,990	481,259
Extended Stay America Trust,
Series 2021-ESH A 5.398%, 7/15/38 (l)§	2,050,004	1,991,331
Series 2021-ESH B 5.698%, 7/15/38 (l)§	302,620	290,905
Series 2021-ESH D 6.568%, 7/15/38 (l)§	195,238	186,949
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	179,876
Series K120 X1 1.133%, 10/25/30 IO (l)	2,459,573	144,258
Series K121 X1 1.120%, 10/25/30 IO (l)	118,802	7,002
Series K148 A2 3.500%, 7/25/32 (l)	50,000	46,240
Series K-151 A2 3.800%, 10/25/32 (l)	75,000	71,045
Series K722 X1 1.373%, 3/25/23 IO (l)	531,849	433
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	33,695
Series KL06 XFX 1.364%, 12/25/29 IO (l)	170,000	12,011
FNMA ACES,
Series 2020-M15 X1 1.482%, 9/25/31 IO (l)	3,647,500	204,574
Series 2022-M4 A1X 2.465%, 5/25/30 (l)	2,125,138	1,939,399
FREMF Mortgage Trust,
Series 2018-K80 B 4.231%, 8/25/50 (l)§	20,000	18,348

See Notes to Financial Statements.

1425

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
FS Rialto Issuer LLC,
Series 2022-FL7 A 6.808%, 10/19/39 (l)§	$100,000	$99,309
GCT Commercial Mortgage Trust,
Series 2021-GCT C 6.018%, 2/15/38 (l)§	120,000	111,288
GNMA,
Series 2013-30 0.529%, 9/16/53 IO (l)	40,980	754
Series 2015-22 0.527%, 3/16/55 IO (l)	60,621	1,199
Series 2016-96 0.772%, 12/16/57 IO (l)	32,178	1,257
Series 2021-143 0.966%, 10/16/63 IO (l)	7,298,665	520,767
Series 2021-20 1.135%, 8/16/62 IO (l)	5,812,205	458,952
Series 2021-208 0.753%, 6/16/64 IO (l)	8,816,876	501,394
Series 2021-22 0.976%, 5/16/63 IO (l)	6,552,878	469,598
Series 2021-52 0.718%, 4/16/63 IO (l)	6,530,460	347,609
Series 2021-71 0.873%, 10/16/62 IO (l)	7,494,782	497,227
Series 2022-49 0.761%, 3/16/64 IO (l)	8,394,659	502,431
Grace Trust,
Series 2020-GRCE D 2.680%, 12/10/40 (l)§	142,000	97,707
Great Wolf Trust,
Series 2019-WOLF E 7.050%, 12/15/36 (l)§	254,000	240,373
Series 2019-WOLF F 7.449%, 12/15/36 (l)§	254,000	238,155
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	48,971
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	100,000	87,928
Series 2018-TWR D 6.168%, 7/15/31 (l)§	110,000	94,850
Series 2022-AGSS A 7.028%, 11/15/27 (l)§	110,000	109,732
Series 2022-ECI A 6.531%, 8/15/39 (l)§	100,000	99,366
Series 2022-SHIP A 5.067%, 8/15/36 (l)§	111,000	109,466
GS Mortgage Securities Trust,
Series 2012-GCJ9 C 4.448%, 11/10/45 (l)§	5,135	5,061
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	28,175
Series 2015-GC28 XA 0.971%, 2/10/48 IO (l)	2,590,639	38,835
Series 2015-GC32 C 4.411%, 7/10/48 (l)	10,000	8,968
Series 2015-GS1 A3 3.734%, 11/10/48	10,000	9,458
Series 2015-GS1 XA 0.758%, 11/10/48 IO (l)	1,851,891	33,698
Series 2016-GS3 XA 1.196%, 10/10/49 IO (l)	284,250	9,637
Series 2017-GS7 XA 1.083%, 8/10/50 IO (l)	2,390,594	89,395
Series 2019-GSA1 C 3.808%, 11/10/52 (l)	10,000	7,844
Series 2019-GSA1 XA 0.810%, 11/10/52 IO (l)	1,156,872	48,598
Series 2020-GC45 XA 0.669%, 2/13/53 IO (l)	3,306,978	107,557
HIT Trust,
Series 2022-HI32 A 6.727%, 7/15/24 (l)§	10,000	9,840
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	92,217
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A 6.581%, 10/15/39 (l)§	100,000	99,969
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	94,913
Series 2017-APTS DFX 3.497%, 6/15/34 (l)§	100,000	91,490
INTOWN Mortgage Trust,
Series 2022-STAY A 6.825%, 8/15/39 (l)§	100,000	99,344
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2022-CGSS A 6.772%, 12/15/36 (l)§	100,000	99,813
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C 4.725%, 1/15/49 (l)	100,000	89,915
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	284,590
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	5,472
Series 2018-AON A 4.128%, 7/5/31§	23,000	21,620
Series 2018-PHH A 5.528%, 6/15/35 (l)§	106,599	99,071
Series 2018-WPT EFX 5.363%, 7/5/33 (l)§	120,000	105,232
Series 2018-WPT FFX 5.363%, 7/5/33 (l)§	181,000	157,139
Series 2020-609M D 7.088%, 10/15/33 (l)§	130,000	116,074
Series 2020-ACE C 3.694%, 1/10/37 (l)§	187,000	167,124
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	181,000	118,927
Series 2021-MHC A 5.118%, 4/15/38 (l)§	9,449	9,201
Series 2021-MHC D 6.018%, 4/15/38 (l)§	90,000	85,505
Series 2022-DATA A 3.916%, 6/10/42 (l)§	600,000	532,813
Series 2022-NLP A 4.932%, 4/15/37 (l)§	327,476	302,937

See Notes to Financial Statements.

1426

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2022-NXSS A 6.515%, 8/15/39 (l)§	$120,000	$119,701
Series 2022-OPO D 3.450%, 1/5/39 (l)§	100,000	72,999
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 3.982%, 9/15/47 (l)§	365,000	315,110
Series 2014-C25 XA 0.808%, 11/15/47 IO (l)	2,779,201	32,836
Series 2015-C27 D 3.806%, 2/15/48 (l)§	300,000	249,984
Series 2015-C32 XA 1.113%, 11/15/48 IO (l)	1,393,557	24,522
Series 2015-C33 D1 4.120%, 12/15/48 (l)§	200,000	169,222
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5 3.490%, 7/15/50	20,000	18,506
Series 2017-JP6 C 3.708%, 7/15/50 (l)	350,000	290,000
Series 2017-JP7 B 4.050%, 9/15/50	10,000	8,818
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	17,288
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.492%, 6/15/49 IO (l)	1,307,107	47,489
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	41,551
Series 2018-C8 A4 4.211%, 6/15/51	10,000	9,468
Series 2020-COR7 B 3.294%, 5/13/53 (l)	298,000	236,567
Series 2020-COR7 XA 1.650%, 5/13/53 IO (l)	2,541,303	190,178
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	518,537
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.159%, 2/15/36 IO (l)§	941,176	43,933
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	250,335
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.792%, 3/10/50 IO (l)§	2,261,928	46,518
LUXE Trust,
Series 2021-TRIP A 5.368%, 10/15/38 (l)§	242,270	231,680
Med Trust,
Series 2021-MDLN G 9.568%, 11/15/38 (l)§	366,000	330,854
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 5.300%, 7/15/36 (l)§	329,451	320,604
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48	331,172	321,864
Series 2015-C20 XA 1.248%, 2/15/48 IO (l)	2,000,550	33,250
Series 2015-C23 A4 3.719%, 7/15/50	15,000	14,233
Series 2015-C25 C 4.526%, 10/15/48 (l)	70,000	63,260
Series 2015-C27 ASB 3.557%, 12/15/47	278,034	270,922
Series 2016-C31 ASB 2.952%, 11/15/49	753,171	723,114
Series 2016-C31 C 4.266%, 11/15/49 (l)	215,000	174,268
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	175,043
Series 2017-H1 XD 2.152%, 6/15/50 IO (l)§	300,000	23,551
Series 2017-HR2 D 2.730%, 12/15/50	210,000	147,929
Series 2018-L1 A3 4.139%, 10/15/51	10,000	9,419
Series 2018-MP A 4.276%, 7/11/40 (l)§	219,000	195,047
Series 2019-H6 XB 0.715%, 6/15/52 IO (l)	1,000,000	37,376
Series 2019-L2 XA 1.003%, 3/15/52 IO (l)	2,849,121	134,945
Series 2019-L3 XA 0.637%, 11/15/52 IO (l)	4,511,286	151,302
Series 2020-L4 B 3.082%, 2/15/53	207,000	166,254
MSC Trust,
Series 2021-ILP D 5.894%, 11/15/23 (l)§	365,790	342,949
MTN Commercial Mortgage Trust,
Series 2022-LPFL A 5.733%, 3/15/39 (l)§	100,000	97,341
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 5.268%, 6/15/35 (l)§	112,727	109,411
Series 2018-SOX A 4.404%, 6/17/38§	100,000	92,713
Series 2021-APPL A 5.268%, 8/15/38 (l)§	700,000	666,712
New Orleans Hotel Trust,
Series 2019-HNLA A 5.307%, 4/15/32 (l)§	400,000	375,483
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.413%, 11/15/38 (l)§	1,100,000	999,752
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.379%, 5/10/39 IO (l)§	1,000,000	14,745
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	1,000,000	1
Series 2017-1MKT XNCP 0.090%, 2/10/32 IO (l)§	200,000	113
ONE Mortgage Trust,
Series 2021-PARK A 5.150%, 3/15/36 (l)§	600,000	571,404
PFP Ltd.,
Series 2021-8 A 5.326%, 8/9/37 (l)§	584,170	556,818

See Notes to Financial Statements.

1427

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2022-9 A 6.600%, 8/19/35 (l)§	$120,000	$117,398
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.589%, 11/25/36 (l)§	687,747	655,856
Series 2022-FL9 A 6.790%, 6/25/37 (l)§	26,555	26,321
RIAL Issuer Ltd.,
Series 2022-FL8 A 6.575%, 1/19/37 (l)§	203,000	199,481
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.477%, 9/15/39 (l)§	30,000	23,047
SLG Office Trust,
Series 2021-OVA A 2.585%, 7/15/41§	179,000	144,071
SMRT,
Series 2022-MINI D 6.286%, 1/15/39 (l)§	275,000	255,767
Soho Trust,
Series 2021-SOHO B 2.697%, 8/10/38 (l)§	371,000	270,830
SREIT Trust,
Series 2021-MFP D 5.896%, 11/15/38 (l)§	367,000	346,833
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A 6.522%, 5/15/37 (l)§	136,000	131,882
TPGI Trust,
Series 2021-DGWD D 5.820%, 6/15/26 (l)§	270,000	251,625
UBS Commercial Mortgage Trust,
Series 2017-C2 C 4.295%, 8/15/50 (l)	366,000	301,543
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	66,146
Series 2018-C8 C 4.709%, 2/15/51 (l)	226,000	193,413
Series 2019-C17 XA 1.469%, 10/15/52 IO (l)	970,769	67,807
Series 2019-C18 XA 1.021%, 12/15/52 IO (l)	971,144	43,400
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	370,631	351,092
VNDO Trust,
Series 2016-350P D 3.903%, 1/10/35 (l)§	100,000	83,084
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	150,000	132,305
Series 2015-C27 XA 0.842%, 2/15/48 IO (l)	2,986,340	41,614
Series 2015-LC20 C 4.056%, 4/15/50 (l)	219,000	197,500
Series 2015-NXS1 XA 1.073%, 5/15/48 IO (l)	1,855,920	32,409
Series 2015-NXS2 XA 0.610%, 7/15/58 IO (l)	3,321,512	41,540
Series 2016-BNK1 XD 1.250%, 8/15/49 IO (l)§	1,000,000	37,538
Series 2016-C32 A3FL 5.746%, 1/15/59 (l)	35,527	35,586
Series 2016-C33 XA 1.583%, 3/15/59 IO (l)	917,959	36,069
Series 2016-C34 A3FL 5.366%, 6/15/49 (l)§	30,000	28,925
Series 2016-C35 B 3.438%, 7/15/48	325,000	273,926
Series 2017-C38 XA 0.969%, 7/15/50 IO (l)	2,321,404	76,806
Series 2017-C39 XA 1.102%, 9/15/50 IO (l)	2,222,897	77,809
Series 2017-C42 B 4.002%, 12/15/50 (l)	250,000	216,319
Series 2017-HSDB A 5.370%, 12/13/31 (l)§	100,000	98,443
Series 2018-1745 A 3.749%, 6/15/36 (l)§	600,000	528,280
Series 2018-C45 C 4.727%, 6/15/51	20,000	16,823
Series 2018-C46 B 4.633%, 8/15/51	24,000	20,791
Series 2019-C49 B 4.546%, 3/15/52	90,000	77,818
Series 2019-C49 C 4.866%, 3/15/52 (l)	80,000	67,582
Series 2019-C50 B 4.192%, 5/15/52	150,000	127,466
Series 2019-C50 XA 1.412%, 5/15/52 IO (l)	861,192	53,252
Series 2020-C55 AS 2.937%, 2/15/53	207,000	172,467
Series 2020-C55 XA 1.299%, 2/15/53 IO (l)	4,038,002	258,472
Series 2020-C56 A5 2.448%, 6/15/53	10,000	8,366
Series 2020-C56 XA 1.403%, 6/15/53 IO (l)	3,682,817	241,358
Series 2020-C58 XA 1.866%, 7/15/53 IO (l)	2,274,802	223,064
Series 2020-SDAL D 6.408%, 2/15/37 (l)§	40,000	37,762
Series 2021-C59 XA 1.537%, 4/15/54 IO (l)	3,000,071	251,005
Series 2021-FCMT D 7.818%, 5/15/31 (l)§	110,000	98,538
Series 2021-SAVE C 6.118%, 2/15/40 (l)§	159,079	143,420
Series 2021-SAVE D 6.818%, 2/15/40 (l)§	159,079	142,670
Series 2021-SAVE E 7.968%, 2/15/40 (l)§	159,079	141,093
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A 7.125%, 11/15/27 (l)§	100,000	99,626

Total Commercial Mortgage-Backed Securities		57,818,582

See Notes to Financial Statements.

1428

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Corporate Bonds (22.8%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.800%, 2/15/27		$100,000	$95,666
4.250%, 3/1/27		150,000	146,215
4.100%, 2/15/28		220,000	210,034
4.350%, 3/1/29		334,000	318,724
4.300%, 2/15/30		130,000	122,762
2.250%, 2/1/32		102,000	80,051
2.550%, 12/1/33		122,000	93,846
4.500%, 5/15/35		201,000	183,854
3.500%, 6/1/41		119,000	89,321
3.550%, 9/15/55		309,000	207,371
3.500%, 2/1/61 (x)		242,000	159,525
Level 3 Financing, Inc.
3.400%, 3/1/27§		600,000	506,394
Verizon Communications, Inc.
0.750%, 3/22/24		35,000	33,230
0.850%, 11/20/25		50,000	44,671
1.450%, 3/20/26		40,000	35,937
4.125%, 3/16/27		150,000	146,365
2.100%, 3/22/28		60,000	52,253
4.329%, 9/21/28		418,000	403,436
1.500%, 9/18/30		667,000	521,523
1.680%, 10/30/30		104,000	81,307
1.750%, 1/20/31		175,000	136,440
2.550%, 3/21/31		986,000	813,843
4.400%, 11/1/34		162,000	148,336
2.850%, 9/3/41		357,000	247,918
2.987%, 10/30/56		193,000	119,670
3.000%, 11/20/60		86,000	51,894

			5,050,586

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27		10,000	9,466
1.350%, 9/15/30		35,000	27,427
Electronic Arts, Inc.
1.850%, 2/15/31		700,000	552,893
TWDC Enterprises 18 Corp.
3.150%, 9/17/25		75,000	71,968
Walt Disney Co. (The)
3.800%, 3/22/30		250,000	232,615
2.750%, 9/1/49		131,000	86,945

			981,314

Interactive Media & Services (0.0%)†
Alphabet, Inc.
0.450%, 8/15/25		110,000	99,204
Meta Platforms, Inc.
4.450%, 8/15/52		263,000	210,768

			309,972

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	195,866
5.375%, 5/1/47		30,000	23,434
5.750%, 4/1/48		89,000	72,975
5.125%, 7/1/49		53,000	40,280
3.700%, 4/1/51		546,000	335,107
3.900%, 6/1/52		130,000	82,550
6.834%, 10/23/55		69,000	63,829
3.850%, 4/1/61		900,000	526,833
4.400%, 12/1/61		39,000	25,030
3.950%, 6/30/62		145,000	85,826
Comcast Corp.
3.700%, 4/15/24		55,000	54,156
3.150%, 3/1/26		125,000	119,122
4.150%, 10/15/28		245,000	235,390
2.650%, 2/1/30		550,000	478,340
4.250%, 10/15/30		141,000	135,589
5.500%, 11/15/32 (x)		197,000	205,158
4.200%, 8/15/34		361,000	334,058
3.750%, 4/1/40		116,000	96,227
2.887%, 11/1/51		117,000	76,119
Cox Communications, Inc.
2.950%, 10/1/50§		92,000	55,144
3.600%, 6/15/51§		98,000	67,787
Discovery Communications LLC
3.800%, 3/13/24		50,000	48,657
3.900%, 11/15/24		50,000	48,429
1.900%, 3/19/27	EUR	108,000	104,227
Fox Corp.
4.709%, 1/25/29		$100,000	96,732
Grupo Televisa SAB
6.625%, 1/15/40		10,000	10,280
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,359
4.750%, 3/30/30		44,000	41,671
Omnicom Group, Inc.
2.450%, 4/30/30		38,000	31,543
Paramount Global
4.950%, 1/15/31		200,000	178,448
4.375%, 3/15/43		46,000	31,799
5.850%, 9/1/43		42,000	34,981

			3,949,946

Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc.
3.200%, 3/15/27§		65,000	60,135
3.800%, 3/15/32§		574,000	495,542
4.550%, 3/15/52§		54,000	41,885
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	192,333
3.750%, 4/15/27		200,000	188,715
2.625%, 2/15/29		257,000	218,021
3.875%, 4/15/30		953,000	867,636
2.875%, 2/15/31		49,000	40,679
3.400%, 10/15/52		700,000	475,606

			2,580,552

Total Communication Services			12,872,370

Consumer Discretionary (1.0%)
Auto Components (0.0%)†
Metalsa S A P I De Cv
3.750%, 5/4/31 (m)		200,000	156,100

Automobiles (0.3%)
General Motors Co.
6.125%, 10/1/25		250,000	254,791

See Notes to Financial Statements.

1429

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
5.400%, 10/15/29		$98,000	$93,719
5.600%, 10/15/32		330,000	308,102
Hyundai Capital America
2.375%, 2/10/23§		135,000	134,609
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		700,000	565,723
Nissan Motor Co. Ltd.
3.201%, 9/17/28 (m)	EUR	500,000	467,230
4.810%, 9/17/30§		$903,000	768,529

			2,592,703

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc.
3.700%, 12/1/29 (x)		600,000	522,333
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	568,238
3.250%, 2/15/30		200,000	170,324
Marriott International, Inc.
5.000%, 10/15/27		55,000	54,470
Series FF
4.625%, 6/15/30		25,000	23,449
Series X
4.000%, 4/15/28		25,000	23,368
McDonald’s Corp.
1.450%, 9/1/25		55,000	50,477
3.700%, 1/30/26		75,000	72,966
2.625%, 9/1/29		40,000	35,159
Starbucks Corp.
2.450%, 6/15/26		50,000	46,388
3.550%, 8/15/29 (x)		100,000	92,517
3.000%, 2/14/32		20,000	17,184

			1,676,873

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25		50,000	46,587
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	22,943
Lennar Corp.
4.750%, 11/29/27		100,000	96,241
Mohawk Industries, Inc.
3.625%, 5/15/30 (x)		25,000	21,618
Whirlpool Corp.
4.000%, 3/1/24		30,000	29,579

			216,968

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27		200,000	183,849
Amazon.com, Inc.
0.450%, 5/12/24		25,000	23,596
3.800%, 12/5/24		50,000	49,256
5.200%, 12/3/25		100,000	101,666
1.000%, 5/12/26		50,000	44,394
3.300%, 4/13/27		100,000	94,939
3.150%, 8/22/27		50,000	47,090
1.650%, 5/12/28		50,000	43,117
1.500%, 6/3/30		85,000	68,571
2.100%, 5/12/31		50,000	41,140
3.600%, 4/13/32 (x)		100,000	92,107
4.700%, 12/1/32		732,000	725,393
2.500%, 6/3/50		194,000	123,706
eBay, Inc.
1.900%, 3/11/25		70,000	65,584
5.900%, 11/22/25		400,000	408,453
1.400%, 5/10/26		100,000	88,741
6.300%, 11/22/32		211,000	219,801

			2,421,403

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	13,920
3.900%, 11/19/29		71,000	63,151

			77,071

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25		75,000	73,490
Dollar Tree, Inc.
4.000%, 5/15/25		100,000	97,705
Target Corp.
3.375%, 4/15/29		100,000	93,083
4.500%, 9/15/32		50,000	48,822

			313,100

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24		25,000	24,005
Home Depot, Inc. (The)
2.125%, 9/15/26		65,000	59,592
0.900%, 3/15/28 (x)		65,000	54,055
2.950%, 6/15/29		30,000	27,222
1.875%, 9/15/31 (x)		85,000	68,298
3.250%, 4/15/32		45,000	40,176
Lowe’s Cos., Inc.
2.500%, 4/15/26		100,000	93,073
3.650%, 4/5/29		200,000	185,470
4.500%, 4/15/30		501,000	482,077
5.000%, 4/15/33		40,000	39,077
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	48,574
Ross Stores, Inc.
0.875%, 4/15/26		50,000	43,861

			1,165,480

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	13,008
VF Corp.
2.950%, 4/23/30 (x)		200,000	167,113

			180,121

Total Consumer Discretionary			8,799,819

Consumer Staples (0.7%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36		149,000	140,947
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		600,000	594,174
Bacardi Ltd.
4.450%, 5/15/25§		500,000	485,062
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	47,134

See Notes to Financial Statements.

1430

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
2.125%, 9/6/29 (x)		$200,000	$171,966
2.000%, 3/5/31 (x)		65,000	53,925
Constellation Brands, Inc.
4.350%, 5/9/27		100,000	97,304
Diageo Capital plc
2.375%, 10/24/29		200,000	171,412
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		100,000	93,130
Molson Coors Beverage Co.
3.000%, 7/15/26		100,000	92,995
PepsiCo, Inc.
2.750%, 4/30/25		75,000	71,688
3.000%, 10/15/27		100,000	93,949
2.750%, 3/19/30		200,000	177,885

			2,291,571

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30		200,000	164,412
Kroger Co. (The)
2.650%, 10/15/26		50,000	45,855
4.500%, 1/15/29		25,000	24,145
Sysco Corp.
3.250%, 7/15/27		50,000	46,363
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		50,000	48,836
3.450%, 6/1/26		75,000	71,335
Walmart, Inc.
3.300%, 4/22/24		37,000	36,272
2.650%, 12/15/24		50,000	48,017
3.050%, 7/8/26 (x)		40,000	38,542
3.250%, 7/8/29		200,000	187,348
2.375%, 9/24/29		3,000	2,636
1.800%, 9/22/31 (x)		15,000	12,271

			726,032

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	46,365
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	20,608
Campbell Soup Co.
4.150%, 3/15/28		25,000	23,841
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	219,559
General Mills, Inc.
4.200%, 4/17/28		215,000	208,373
Hormel Foods Corp.
1.700%, 6/3/28		70,000	60,745
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	12,429
JBS USA LUX SA
5.125%, 2/1/28§		100,000	95,051
Mondelez International, Inc.
2.750%, 4/13/30		200,000	172,861
Unilever Capital Corp.
2.900%, 5/5/27		100,000	93,543

			953,375

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		77,000	61,449
Colgate-Palmolive Co.
3.250%, 3/15/24		62,000	60,929
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,662
3.200%, 4/25/29		50,000	45,619
2.000%, 11/2/31 (x)		25,000	20,173
Procter & Gamble Co. (The)
0.550%, 10/29/25		50,000	44,898
1.200%, 10/29/30		50,000	39,375

			282,105

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	9,488
1.950%, 3/15/31		45,000	36,534
GSK Consumer Healthcare Capital US LLC
3.375%, 3/24/27		250,000	233,006

			279,028

Tobacco (0.2%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	38,527
3.125%, 6/15/31	EUR	300,000	265,042
5.800%, 2/14/39		$53,000	48,799
3.400%, 2/4/41		84,000	56,154
4.500%, 5/2/43		73,000	55,729
BAT Capital Corp.
3.222%, 8/15/24		50,000	48,242
3.557%, 8/15/27		100,000	91,078
2.259%, 3/25/28		225,000	187,367
4.540%, 8/15/47		111,000	79,237
Imperial Brands Finance plc
3.125%, 7/26/24§		500,000	478,602
Philip Morris International, Inc.
3.250%, 11/10/24		150,000	144,949
5.125%, 11/17/27		199,000	200,299
1.450%, 8/1/39	EUR	125,000	75,936
Reynolds American, Inc.
4.450%, 6/12/25		$100,000	97,853
5.850%, 8/15/45		42,000	36,229

			1,904,043

Total Consumer Staples			6,436,154

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	92,207
Halliburton Co.
3.800%, 11/15/25		2,000	1,945
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK (m)		206,166	110,786
7.350%, 12/1/26 PIK§		513	276
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26 PIK§		625,376	160,512
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 1/30/23 (y)§		163,662	409
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	22,934
Schlumberger Investment SA
2.650%, 6/26/30		200,000	171,573

			560,642

See Notes to Financial Statements.

1431

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
4.800%, 5/3/29		$20,000	$18,813
3.400%, 2/15/31		500,000	417,510
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	93,601
4.234%, 11/6/28		200,000	193,321
BP Capital Markets plc
3.279%, 9/19/27		50,000	47,054
Cameron LNG LLC
3.302%, 1/15/35§		375,000	307,006
3.402%, 1/15/38§		363,000	296,055
Cenovus Energy, Inc.
2.650%, 1/15/32		114,000	91,138
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		51,000	51,254
5.125%, 6/30/27		687,000	679,280
3.700%, 11/15/29		230,000	208,832
2.742%, 12/31/39		155,000	120,696
Chevron Corp.
2.895%, 3/3/24		150,000	146,471
2.954%, 5/16/26		50,000	47,508
Chevron USA, Inc.
0.687%, 8/12/25		65,000	58,747
ConocoPhillips Co.
6.950%, 4/15/29		200,000	221,267
Continental Resources, Inc.
5.750%, 1/15/31§		700,000	653,143
Coterra Energy, Inc.
4.375%, 3/15/29		100,000	93,944
Devon Energy Corp.
8.250%, 8/1/23		21,000	21,281
5.250%, 10/15/27		33,000	32,727
4.500%, 1/15/30		110,000	103,003
4.750%, 5/15/42		226,000	192,827
Diamondback Energy, Inc.
3.250%, 12/1/26		218,000	202,789
3.500%, 12/1/29		1,180,000	1,037,923
3.125%, 3/24/31		153,000	127,352
4.400%, 3/24/51		96,000	73,702
Ecopetrol SA
5.875%, 9/18/23		8,000	7,936
4.125%, 1/16/25		41,000	38,970
6.875%, 4/29/30		106,000	95,930
Enbridge, Inc.
3.700%, 7/15/27 (x)		50,000	46,916
Energy Transfer LP
5.875%, 1/15/24		100,000	100,287
4.050%, 3/15/25		100,000	96,950
2.900%, 5/15/25		100,000	94,221
5.550%, 2/15/28		25,000	24,754
3.750%, 5/15/30		100,000	88,528
5.000%, 5/15/50		700,000	561,666
Enterprise Products Operating LLC
3.700%, 2/15/26		100,000	96,326
2.800%, 1/31/30		30,000	25,561
EOG Resources, Inc.
4.375%, 4/15/30		200,000	194,373
EQT Corp.
3.900%, 10/1/27		58,000	53,627
5.700%, 4/1/28		85,000	84,745
Equinor ASA
1.750%, 1/22/26		55,000	50,340
3.625%, 9/10/28 (x)		100,000	94,846
Exxon Mobil Corp.
2.019%, 8/16/24		50,000	47,900
3.043%, 3/1/26		50,000	47,710
2.275%, 8/16/26 (x)		200,000	185,061
Greenko Power II Ltd.
4.300%, 12/13/28§		477,500	398,713
Kinder Morgan Energy Partners LP
4.250%, 9/1/24		75,000	73,648
Kinder Morgan, Inc.
5.625%, 11/15/23§		300,000	299,572
5.300%, 12/1/34		72,000	67,944
5.450%, 8/1/52		131,000	120,534
Magellan Midstream Partners LP
3.250%, 6/1/30		15,000	13,071
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	99,462
3.800%, 4/1/28		15,000	13,866
5.000%, 9/15/54		43,000	36,072
MPLX LP
4.000%, 2/15/25		100,000	97,001
4.000%, 3/15/28		200,000	186,439
NGPL PipeCo LLC
4.875%, 8/15/27§		178,000	169,354
3.250%, 7/15/31§		764,000	623,641
Northwest Pipeline LLC
4.000%, 4/1/27		399,000	377,801
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,824
4.350%, 3/15/29		50,000	46,299
Petroleos Mexicanos
4.875%, 1/18/24		20,000	19,580
6.875%, 10/16/25		26,000	25,290
6.875%, 8/4/26		12,000	11,406
8.750%, 6/2/29		71,000	66,443
6.700%, 2/16/32		36,000	28,215
Series 13-2 7.190%, 9/12/24	MXN	503,000	23,801
Phillips 66 Co.
3.550%, 10/1/26§		$25,000	23,453
Pioneer Natural Resources Co.
1.900%, 8/15/30		50,000	39,415
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	48,029
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		102,971	103,956
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		392,000	392,311
5.625%, 3/1/25		906,000	911,281
4.200%, 3/15/28		200,000	188,138
5.900%, 9/15/37§		55,000	55,013
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	49,717
Targa Resources Corp.
5.200%, 7/1/27		467,000	458,273
TotalEnergies Capital International SA
3.750%, 4/10/24		75,000	74,006
3.455%, 2/19/29		100,000	93,198

See Notes to Financial Statements.

1432

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
TransCanada PipeLines Ltd.
4.250%, 5/15/28		$100,000	$94,982
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		368,000	392,637
4.000%, 3/15/28		647,000	608,705
4.600%, 3/15/48		108,000	91,417
Valero Energy Corp.
4.000%, 4/1/29 (x)		65,000	61,291
Williams Cos., Inc. (The)
4.300%, 3/4/24		50,000	49,362
4.550%, 6/24/24		25,000	24,735
2.600%, 3/15/31		65,000	52,930
7.750%, 6/15/31		192,000	212,836

			14,463,552

Total Energy			15,024,194

Financials (8.2%)
Banks (4.5%)
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	900,000	134,877
Banco Santander SA
3.892%, 5/24/24		$200,000	195,828
2.749%, 12/3/30		200,000	152,094
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36 (k)§		700,000	550,802
Bank of America Corp.
4.125%, 1/22/24		62,000	61,451
4.000%, 4/1/24		50,000	49,407
4.000%, 1/22/25		75,000	73,323
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)		150,000	146,269
(SOFR + 0.91%), 0.981%, 9/25/25 (k)		50,000	46,141
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)		100,000	92,792
3.500%, 4/19/26		125,000	119,276
(EURIBOR 3 Month + 1.00%), 3.081%, 9/22/26 (k)(m)	EUR	600,000	633,037
(SOFR + 1.01%), 1.197%, 10/24/26 (k)		$50,000	44,559
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		250,000	218,875
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		125,000	115,578
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		150,000	143,320
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		158,000	162,758
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)		97,000	88,011
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		100,000	84,095
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)		50,000	46,758
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30 (k)		317,000	266,828
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)		300,000	243,400
(SOFR + 1.37%), 1.922%, 10/24/31 (k)		300,000	229,105
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		428,000	343,244
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		100,000	78,555
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		2,124,000	1,719,176
(SOFR + 1.83%), 4.571%, 4/27/33 (k)		325,000	297,189
(SOFR + 2.16%), 5.015%, 7/22/33 (k)(x)		268,000	254,312
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	165,961
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		66,000	57,876
Series L
3.950%, 4/21/25		100,000	97,361
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)		420,000	371,280
(SOFR + 1.22%), 2.651%, 3/11/32 (k)		100,000	80,645
Bank of Montreal
3.700%, 6/7/25		120,000	116,513
1.250%, 9/15/26 (x)		50,000	43,822
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	44,248
Series E
3.300%, 2/5/24 (x)		50,000	49,075
Bank of Nova Scotia (The)
3.400%, 2/11/24		100,000	98,213
4.500%, 12/16/25		100,000	97,964
1.300%, 9/15/26		100,000	87,718
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 5.203%, 7/20/23 (k)§		600,000	600,849
Barclays plc
3.650%, 3/16/25		200,000	192,086
(SOFR + 2.71%), 2.852%, 5/7/26 (k)		200,000	185,662
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)		300,000	311,187
3.250%, 2/12/27 (m)	GBP	500,000	542,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		$300,000	312,485

See Notes to Financial Statements.

1433

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	$200,000	$188,722
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§	700,000	585,419
Canadian Imperial Bank of Commerce
3.100%, 4/2/24	100,000	97,587
1.250%, 6/22/26	50,000	44,064
Citigroup, Inc.
3.750%, 6/16/24	75,000	73,918
4.000%, 8/5/24	50,000	49,307
4.400%, 6/10/25	100,000	98,137
3.400%, 5/1/26	100,000	94,843
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	200,000	173,638
4.450%, 9/29/27	200,000	191,116
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	400,000	361,576
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	125,000	115,087
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	250,000	228,009
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	150,000	135,186
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	382,000	320,883
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	186,000	171,215
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	477,000	371,556
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	100,000	85,941
Citizens Financial Group, Inc.
2.850%, 7/27/26	100,000	92,650
3.250%, 4/30/30	30,000	26,026
Comerica, Inc.
4.000%, 2/1/29	50,000	46,941
Cooperatieve Rabobank UA
3.750%, 7/21/26	250,000	235,707
Danske Bank A/S
5.375%, 1/12/24§	500,000	497,337
Fifth Third Bancorp
2.375%, 1/28/25	50,000	47,349
(SOFR + 1.36%), 4.055%, 4/25/28 (k)(x)	60,000	57,617
(SOFR + 2.19%), 6.361%, 10/27/28 (k)	400,000	413,090
Fifth Third Bank NA
(SOFR + 1.23%), 5.852%, 10/27/25 (k)	400,000	404,021
Grupo Aval Ltd.
4.375%, 2/4/30§	200,000	161,600
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25 (k)	200,000	188,459
4.300%, 3/8/26	200,000	193,540
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	200,000	191,158
(SOFR + 3.35%), 7.390%, 11/3/28 (k)	400,000	418,908
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	226,000	208,722
4.950%, 3/31/30	400,000	382,510
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	200,000	155,001
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	208,000	192,436
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	35,000	33,211
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	100,000	72,294
ING Groep NV
3.550%, 4/9/24	200,000	195,585
JPMorgan Chase & Co.
3.875%, 2/1/24	100,000	98,785
3.875%, 9/10/24	50,000	49,007
(SOFR + 0.42%), 0.563%, 2/16/25 (k)	30,000	28,296
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	55,000	53,569
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25 (k)	50,000	46,660
3.900%, 7/15/25	100,000	97,762
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	800,000	798,824
(SOFR + 1.85%), 2.083%, 4/22/26 (k)	250,000	231,966
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	100,000	97,195
2.950%, 10/1/26	100,000	93,302
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	200,000	176,386
4.125%, 12/15/26	125,000	121,000
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27 (k)	162,000	154,786
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	40,000	34,636
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	571,000	535,068
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	180,000	163,144
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	75,000	69,340
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	700,000	611,252
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	55,000	46,046
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	234,000	220,266
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	200,000	167,704
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	250,000	205,247
(SOFR + 2.52%), 2.956%, 5/13/31 (k)	200,000	165,199
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	111,000	84,429

See Notes to Financial Statements.

1434

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
(SOFR + 1.25%), 2.580%, 4/22/32 (k)		$75,000	$60,316
(SOFR + 1.18%), 2.545%, 11/8/32 (k)		65,000	51,251
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		911,000	745,112
(SOFR + 1.80%), 4.586%, 4/26/33 (k)		85,000	78,708
(SOFR + 2.08%), 4.912%, 7/25/33 (k)		99,000	93,758
KeyCorp
(SOFR + 1.25%), 3.878%, 5/23/25 (k)		200,000	195,644
Korea Development Bank (The)
2.125%, 10/1/24		200,000	190,580
Kreditanstalt fuer Wiederaufbau
0.500%, 9/20/24		200,000	186,506
2.500%, 11/20/24		125,000	120,376
3.125%, 6/10/25		250,000	242,827
0.625%, 1/22/26		135,000	120,988
3.000%, 5/20/27		180,000	172,015
2.875%, 4/3/28 (x)		90,000	84,790
0.750%, 9/30/30		105,000	82,366
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	71,481
0.875%, 3/30/26		20,000	17,915
1.750%, 7/27/26		75,000	68,819
0.875%, 9/3/30		100,000	78,989
Series 37
2.500%, 11/15/27		50,000	46,447
Series 40
0.500%, 5/27/25		30,000	27,370
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	490,772
4.500%, 11/4/24		200,000	195,313
4.000%, 3/7/25	AUD	800,000	524,935
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 4.518%, 3/7/25 (k)		700,000	470,042
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)		$200,000	194,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)		200,000	186,098
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24		200,000	192,495
2.193%, 2/25/25		200,000	187,054
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)		200,000	173,142
3.741%, 3/7/29		100,000	92,550
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		600,000	585,936
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)		600,000	552,600
3.663%, 2/28/27		200,000	186,425
4.018%, 3/5/28		500,000	470,948
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		700,000	607,650
NatWest Group plc
5.125%, 5/28/24		40,000	39,863
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)		200,000	188,609
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
2.080%, 9/22/31§		$700,000	541,872
Oesterreichische Kontrollbank AG
0.375%, 9/17/25		90,000	80,842
4.625%, 11/3/25		35,000	35,204
PNC Bank NA
4.050%, 7/26/28		250,000	235,951
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24		75,000	74,052
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	52,733
Royal Bank of Canada
0.425%, 1/19/24		85,000	81,156
2.550%, 7/16/24		25,000	24,134
0.650%, 7/29/24		25,000	23,405
4.650%, 1/27/26		75,000	73,971
1.400%, 11/2/26		50,000	44,067
4.240%, 8/3/27		150,000	145,708
Santander Holdings USA, Inc.
3.450%, 6/2/25		50,000	47,596
4.500%, 7/17/25		50,000	48,877
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	170,870
Santander UK plc
4.000%, 3/13/24		50,000	49,331
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	441,813
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§		400,000	413,202
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		700,000	665,791
2.348%, 1/15/25		200,000	188,883
1.474%, 7/8/25		600,000	546,033
3.784%, 3/9/26		100,000	96,383
1.402%, 9/17/26		200,000	174,179
3.364%, 7/12/27		100,000	91,966
3.352%, 10/18/27 (x)		100,000	92,368
3.202%, 9/17/29		50,000	43,127
2.142%, 9/23/30		100,000	77,613
SVB Financial Group
1.800%, 10/28/26		100,000	87,329
Toronto-Dominion Bank (The)
3.250%, 3/11/24 (x)		100,000	98,027

See Notes to Financial Statements.

1435

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
1.150%, 6/12/25	$50,000	$45,627
0.750%, 1/6/26	200,000	176,665
1.250%, 9/10/26	50,000	43,780
Truist Bank
3.200%, 4/1/24	50,000	48,800
2.150%, 12/6/24	250,000	237,725
4.050%, 11/3/25	20,000	19,642
Truist Financial Corp.
2.850%, 10/26/24	25,000	24,126
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,009,648
US Bancorp
3.700%, 1/30/24	75,000	73,963
1.375%, 7/22/30 (x)	200,000	155,173
Series V
2.375%, 7/22/26	150,000	138,833
Wells Fargo & Co.
3.750%, 1/24/24	50,000	49,355
3.000%, 2/19/25	100,000	95,860
3.550%, 9/29/25	100,000	96,147
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	165,000	153,955
3.000%, 4/22/26	50,000	46,739
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	400,000	388,955
3.000%, 10/23/26	100,000	92,576
4.300%, 7/22/27	100,000	96,203
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	75,000	69,535
4.150%, 1/24/29	200,000	188,539
(SOFR + 1.26%), 2.572%, 2/11/31 (k)	585,000	484,520
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	889,000	751,906
Westpac Banking Corp.
3.300%, 2/26/24	100,000	98,300
1.150%, 6/3/26	50,000	44,185
2.700%, 8/19/26	75,000	69,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30 (k)	250,000	229,370

		39,747,433

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	49,486
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	191,707
Ares Capital Corp.
3.875%, 1/15/26	100,000	91,833
2.875%, 6/15/27	100,000	85,229
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	100,000	95,428
2.450%, 8/17/26	75,000	69,049
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	48,384
Series 0012
3.650%, 2/4/24	50,000	49,307
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26 (k)(y)	70,000	59,500
Series J
1.900%, 1/25/29	50,000	41,921
BlackRock, Inc.
3.500%, 3/18/24	50,000	49,192
3.250%, 4/30/29	15,000	13,859
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	41,375
4.000%, 1/15/29	217,000	178,847
Brookfield Finance, Inc.
3.900%, 1/25/28 (x)	50,000	46,038
2.724%, 4/15/31 (x)	80,000	64,192
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	509,279
Charles Schwab Corp. (The)
3.750%, 4/1/24	25,000	24,637
3.850%, 5/21/25	50,000	48,941
0.900%, 3/11/26	65,000	57,686
3.300%, 4/1/27	30,000	28,340
2.000%, 3/20/28	200,000	175,911
2.300%, 5/13/31	50,000	41,058
CME Group, Inc.
3.000%, 3/15/25 (x)	75,000	72,547
Credit Suisse AG
4.750%, 8/9/24	600,000	573,946
2.950%, 4/9/25 (x)	250,000	225,305
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	600,000	586,122
4.550%, 4/17/26	250,000	221,089
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	950,000	908,316
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	617,675
FactSet Research Systems, Inc.
3.450%, 3/1/32	263,000	221,436
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	40,148
Gaci First Investment Co.
5.000%, 10/13/27 (m)	200,000	200,028
Goldman Sachs Group, Inc. (The)
4.000%, 3/3/24	92,000	90,829
(SOFR + 0.51%), 0.657%, 9/10/24 (k)(x)	394,000	379,360
3.500%, 1/23/25	100,000	96,742
3.500%, 4/1/25	153,000	147,155
3.750%, 5/22/25	100,000	96,701
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	100,000	96,348
(ICE LIBOR USD 3 Month + 1.17%), 5.776%, 5/15/26 (k)	291,000	287,616
3.500%, 11/16/26	65,000	60,948
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	300,000	258,809
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	110,000	96,233
(ICE LIBOR USD 3 Month + 1.75%), 6.124%, 10/28/27 (k)	600,000	608,717
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	418,000	372,023
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	65,000	60,351

See Notes to Financial Statements.

1436

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.800%, 3/15/30	$500,000	$450,367
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	75,000	59,791
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	268,000	208,559
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	623,000	493,061
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,421,000	1,155,327
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	12,817
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	29,177
JAB Holdings BV
2.200%, 11/23/30§	600,000	452,146
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	76,917
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	5,500
Series 1
0.000%, 12/30/16 (h)	10,200,000	10,200
Moody’s Corp.
4.250%, 2/1/29	402,000	385,605
2.000%, 8/19/31	100,000	79,448
4.875%, 12/17/48	50,000	44,868
3.250%, 5/20/50	4,000	2,781
Morgan Stanley
(SOFR + 0.47%), 4.789%, 11/10/23 (k)	292,000	291,270
(SOFR + 0.46%), 0.529%, 1/25/24 (k)	448,000	444,948
(SOFR + 0.62%), 0.731%, 4/5/24 (k)	114,000	112,376
3.700%, 10/23/24	100,000	97,643
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	50,000	46,625
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	15,000	14,355
4.000%, 7/23/25 (x)	80,000	78,106
3.875%, 1/27/26	65,000	63,027
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	50,000	47,006
3.125%, 7/27/26	125,000	116,630
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	150,000	131,369
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	95,000	83,393
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	187,000	172,186
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	114,000	117,309
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	453,000	423,969
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	951,000	788,226
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	250,000	187,996
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	382,000	292,065
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	699,000	545,135
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	103,000	83,363
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	49,000	46,165
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	95,000	99,373
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	108,782
Series F 3.875%, 4/29/24	75,000	73,818
Morgan Stanley Domestic Holdings, Inc.
4.500%, 6/20/28	25,000	24,389
Nasdaq, Inc.
3.850%, 6/30/26	100,000	96,648
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	756,122
2.679%, 7/16/30	200,000	159,664
Northern Trust Corp.
4.000%, 5/10/27	35,000	34,177
3.150%, 5/3/29	25,000	22,755
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	43,859
2.875%, 6/11/28	725,000	569,559
Prospect Capital Corp.
3.437%, 10/15/28	25,000	19,251
S&P Global, Inc.
4.750%, 8/1/28§	180,000	178,111
1.250%, 8/15/30	25,000	19,317
State Street Corp. Series H (ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23 (k)(y)	243,000	225,382
Stifel Financial Corp.
4.000%, 5/15/30	700,000	607,113

		19,067,689

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
1.650%, 10/29/24	150,000	138,525
6.500%, 7/15/25	250,000	252,081
2.450%, 10/29/26	150,000	131,275
Ally Financial, Inc.
5.800%, 5/1/25	200,000	199,296
2.200%, 11/2/28	700,000	547,696
American Express Co.
3.000%, 10/30/24	25,000	24,189
3.300%, 5/3/27	265,000	248,486
American Honda Finance Corp.
3.550%, 1/12/24	25,000	24,662
0.750%, 8/9/24 (x)	65,000	60,851
2.150%, 9/10/24	100,000	95,531
2.000%, 3/24/28	10,000	8,651
Capital One Financial Corp.
3.300%, 10/30/24	100,000	96,725
4.200%, 10/29/25	250,000	241,981
(SOFR + 0.86%), 1.878%, 11/2/27 (k)	50,000	43,828
3.800%, 1/31/28	200,000	187,478
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	104,000	89,624
Caterpillar Financial Services Corp.
2.850%, 5/17/24	25,000	24,332
2.150%, 11/8/24 (x)	50,000	47,706

See Notes to Financial Statements.

1437

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
0.800%, 11/13/25		$60,000	$53,868
0.900%, 3/2/26		100,000	89,127
1.100%, 9/14/27 (x)		50,000	42,864
Discover Financial Services
3.950%, 11/6/24		75,000	73,107
4.100%, 2/9/27		40,000	37,735
Ford Motor Credit Co. LLC
5.125%, 6/16/25		700,000	673,547
General Motors Financial Co., Inc.
3.700%, 5/9/23		375,000	372,389
1.200%, 10/15/24		25,000	23,161
3.500%, 11/7/24		50,000	48,178
4.000%, 1/15/25		75,000	72,809
5.250%, 3/1/26		50,000	49,354
4.350%, 1/17/27		200,000	189,433
2.400%, 10/15/28		44,000	36,524
4.300%, 4/6/29		171,000	153,716
3.600%, 6/21/30		50,000	42,199
2.350%, 1/8/31		395,000	298,915
2.700%, 6/10/31		163,000	125,084
3.100%, 1/12/32		80,000	62,929
John Deere Capital Corp.
0.450%, 6/7/24		35,000	32,915
2.650%, 6/24/24		25,000	24,223
0.625%, 9/10/24		30,000	28,008
1.050%, 6/17/26		50,000	44,367
3.350%, 4/18/29		200,000	185,674
3.900%, 6/7/32		10,000	9,362
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	562,822
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	25,145
Synchrony Financial
4.375%, 3/19/24		10,000	9,822
4.250%, 8/15/24		37,000	36,069
4.875%, 6/13/25		15,000	14,637
3.700%, 8/4/26		50,000	45,960
Toyota Motor Credit Corp.
(SOFR + 0.75%), 5.050%, 12/11/23 (k)		300,000	300,471
0.800%, 10/16/25		50,000	44,727
1.125%, 6/18/26		35,000	30,921
3.200%, 1/11/27		100,000	94,043
1.900%, 4/6/28 (x)		100,000	87,019
3.375%, 4/1/30		200,000	182,189

			6,666,230

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	33,575
Block Financial LLC
2.500%, 7/15/28		10,000	8,497
Corebridge Financial, Inc.
3.900%, 4/5/32§		200,000	175,601
Corsair International Ltd. (EURIBOR 6 Month + 5.20%, 5.20% Floor), 5.823%, 1/28/29 (k)§	EUR	600,000	632,636
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		$100,000	96,020
1.000%, 6/15/26 (x)		50,000	44,062
Shell International Finance BV
2.875%, 5/10/26		50,000	47,146
2.500%, 9/12/26		50,000	46,381
3.875%, 11/13/28		133,000	128,310
2.375%, 11/7/29		146,000	126,744
2.750%, 4/6/30		200,000	176,396
Voya Financial, Inc.
3.650%, 6/15/26		50,000	47,300

			1,562,668

Insurance (0.4%)
American International Group, Inc.
2.500%, 6/30/25 (x)		34,000	32,046
4.750%, 4/1/48		46,000	41,597
Aon Corp.
4.500%, 12/15/28		205,000	197,561
2.050%, 8/23/31 (x)		100,000	78,743
Assurant, Inc.
2.650%, 1/15/32		50,000	36,650
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27 (x)		50,000	46,179
1.450%, 10/15/30 (x)		40,000	32,008
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	46,502
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	30,463
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	71,885
CNA Financial Corp.
2.050%, 8/15/30		20,000	15,714
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	22,670
GA Global Funding Trust
1.250%, 12/8/23§		700,000	670,253
Globe Life, Inc.
2.150%, 8/15/30		50,000	39,693
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	48,871
Jackson National Life Global Funding
(SOFR + 1.15%), 5.452%, 6/28/24 (k)§		500,000	500,099
Kemper Corp.
2.400%, 9/30/30		25,000	19,387
Lincoln National Corp.
3.400%, 3/1/32 (x)		50,000	40,548
Loews Corp.
3.750%, 4/1/26		50,000	48,424
Markel Corp.
3.500%, 11/1/27		25,000	22,959
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24		50,000	49,313
4.375%, 3/15/29		10,000	9,683
2.250%, 11/15/30		146,000	119,466
MassMutual Global Funding II
5.050%, 12/7/27§		500,000	501,990
MetLife, Inc.
4.550%, 3/23/30		200,000	197,723
Principal Financial Group, Inc.
3.700%, 5/15/29 (x)		10,000	9,315

See Notes to Financial Statements.

1438

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)		$70,000	$63,700
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)		200,000	180,500
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,155
3.150%, 6/15/30		20,000	16,999
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	45,017
Trinity Acquisition plc
4.400%, 3/15/26		50,000	48,510

			3,293,623

Thrifts & Mortgage Finance (0.1%)
BPCE SA
4.000%, 9/12/23§		600,000	591,863
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	198,795	20,735
Nationwide Building Society (ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		$600,000	597,038
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53 (m)	DKK	1,559,522	172,141

			1,381,777

Total Financials			71,719,420

Health Care (1.4%)
Biotechnology (0.3%)
AbbVie, Inc.
2.600%, 11/21/24		$50,000	47,899
3.800%, 3/15/25		350,000	341,626
3.600%, 5/14/25		175,000	169,637
4.550%, 3/15/35		207,000	194,820
4.500%, 5/14/35		182,000	169,895
4.875%, 11/14/48		161,000	147,452
Amgen, Inc.
3.625%, 5/22/24		50,000	49,027
4.050%, 8/18/29		223,000	209,408
2.450%, 2/21/30		200,000	168,122
4.400%, 5/1/45		150,000	126,437
Baxalta, Inc.
4.000%, 6/23/25		38,000	36,998
Biogen, Inc.
2.250%, 5/1/30		377,000	306,783
Gilead Sciences, Inc.
3.650%, 3/1/26		125,000	120,767
1.650%, 10/1/30 (x)		220,000	175,165
2.600%, 10/1/40		92,000	64,532
4.150%, 3/1/47		132,000	110,622
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	699,827

			3,139,017

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.950%, 3/15/25		100,000	96,605
3.750%, 11/30/26		28,000	27,333
Baxter International, Inc.
1.915%, 2/1/27		100,000	88,761
Becton Dickinson and Co.
3.700%, 6/6/27		33,000	31,257
2.823%, 5/20/30		35,000	30,175
Boston Scientific Corp.
3.450%, 3/1/24		11,000	10,795
GE HealthCare Technologies, Inc.
5.600%, 11/15/25§		175,000	176,047
Medtronic Global Holdings SCA
1.375%, 10/15/40	EUR	100,000	68,981
Stryker Corp.
3.500%, 3/15/26		$50,000	48,170
1.950%, 6/15/30		200,000	163,035

			741,159

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.
3.450%, 12/15/27 (x)		50,000	46,562
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	48,457
3.410%, 6/15/27		75,000	69,955
Centene Corp.
4.625%, 12/15/29		300,000	274,134
3.000%, 10/15/30		198,000	161,865
Cigna Corp.
4.375%, 10/15/28		340,000	328,731
CVS Health Corp.
3.375%, 8/12/24		75,000	73,199
3.875%, 7/20/25		80,000	78,190
1.300%, 8/21/27		65,000	55,246
4.300%, 3/25/28		55,000	53,164
3.250%, 8/15/29 (x)		200,000	179,576
3.750%, 4/1/30		264,000	240,576
1.750%, 8/21/30		131,000	103,349
5.125%, 7/20/45		185,000	169,267
Elevance Health, Inc.
3.650%, 12/1/27		200,000	188,644
3.600%, 3/15/51		109,000	82,919
6.100%, 10/15/52		20,000	21,637
HCA, Inc.
5.000%, 3/15/24		30,000	29,745
5.250%, 4/15/25		121,000	120,428
5.250%, 6/15/26		25,000	24,710
4.500%, 2/15/27		20,000	19,299
4.125%, 6/15/29		20,000	18,166
3.500%, 9/1/30		394,000	339,506
2.375%, 7/15/31		793,000	614,575
Humana, Inc.
3.850%, 10/1/24		50,000	48,986
1.350%, 2/3/27		25,000	21,655
3.700%, 3/23/29		20,000	18,365
Laboratory Corp. of America Holdings
3.600%, 2/1/25		200,000	193,662
McKesson Corp.
1.300%, 8/15/26		40,000	35,177
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	28,561

See Notes to Financial Statements.

1439

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
UnitedHealth Group, Inc.
2.375%, 8/15/24		$70,000	$67,395
3.750%, 7/15/25		75,000	73,334
1.150%, 5/15/26 (x)		100,000	89,368
3.450%, 1/15/27		50,000	47,698
2.950%, 10/15/27		100,000	92,384
5.250%, 2/15/28		35,000	35,938
4.625%, 11/15/41		23,000	21,495
3.250%, 5/15/51		199,000	145,251
6.050%, 2/15/63		56,000	61,189

			4,322,358

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26		60,000	55,775
2.750%, 9/15/29 (x)		25,000	21,627
2.100%, 6/4/30		38,000	30,853
Illumina, Inc.
5.800%, 12/12/25		500,000	503,657
PerkinElmer, Inc.
3.300%, 9/15/29		15,000	13,112
2.250%, 9/15/31 (x)		35,000	27,391
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24		75,000	70,418
4.800%, 11/21/27		20,000	20,047
1.750%, 10/15/28		35,000	29,734
4.950%, 11/21/32		151,000	154,284

			926,898

Pharmaceuticals (0.4%)
AstraZeneca plc
3.125%, 6/12/27		75,000	70,554
1.375%, 8/6/30		200,000	158,548
Bayer US Finance II LLC
4.250%, 12/15/25§		600,000	582,490
Bristol-Myers Squibb Co.
2.900%, 7/26/24		99,000	96,220
3.200%, 6/15/26		25,000	23,860
3.900%, 2/20/28		50,000	48,120
3.400%, 7/26/29		62,000	57,736
3.700%, 3/15/52		168,000	130,009
Eli Lilly and Co.
3.375%, 3/15/29		13,000	12,198
GlaxoSmithKline Capital plc
3.000%, 6/1/24		70,000	68,231
Johnson & Johnson
0.550%, 9/1/25		100,000	90,229
2.450%, 3/1/26		125,000	117,387
Merck & Co., Inc.
2.900%, 3/7/24		100,000	97,746
2.750%, 2/10/25		50,000	47,916
3.400%, 3/7/29		100,000	93,215
Novartis Capital Corp.
3.400%, 5/6/24		50,000	49,014
Pfizer, Inc.
3.400%, 5/15/24		50,000	49,119
2.750%, 6/3/26		50,000	47,096
3.600%, 9/15/28		25,000	23,931
1.700%, 5/28/30		250,000	206,253
Royalty Pharma plc
1.200%, 9/2/25		70,000	62,753
Sanofi
3.625%, 6/19/28		25,000	23,861
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		50,000	46,966
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28		400,000	396,358
2.050%, 3/31/30		400,000	327,354
2.000%, 7/9/40	EUR	125,000	94,388
Utah Acquisition Sub, Inc.
3.950%, 6/15/26		$50,000	46,706
Viatris, Inc.
2.700%, 6/22/30		200,000	156,291
Wyeth LLC
6.500%, 2/1/34		114,000	129,369
Zoetis, Inc.
3.000%, 9/12/27		50,000	46,126
2.000%, 5/15/30		50,000	40,752

			3,440,796

Total Health Care			12,570,228

Industrials (1.4%)
Aerospace & Defense (0.6%)
BAE Systems plc
3.400%, 4/15/30§		264,000	232,443
Boeing Co. (The)
1.875%, 6/15/23 (x)		300,000	295,196
4.875%, 5/1/25		155,000	153,432
2.196%, 2/4/26		400,000	363,476
2.700%, 2/1/27		75,000	67,138
5.040%, 5/1/27		100,000	99,049
3.450%, 11/1/28		25,000	22,392
5.150%, 5/1/30		100,000	97,480
3.950%, 8/1/59		104,000	70,387
General Dynamics Corp.
3.625%, 4/1/30		200,000	186,956
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		752,000	621,152
L3Harris Technologies, Inc.
4.400%, 6/15/28 (x)		520,000	501,659
1.800%, 1/15/31		501,000	385,642
Leidos, Inc.
4.375%, 5/15/30		132,000	119,982
2.300%, 2/15/31		64,000	49,146
Lockheed Martin Corp.
3.550%, 1/15/26		26,000	25,247
5.900%, 11/15/63		166,000	179,376
Northrop Grumman Corp.
2.930%, 1/15/25		100,000	95,894
4.030%, 10/15/47		108,000	89,557
Raytheon Technologies Corp.
3.200%, 3/15/24		75,000	73,513
3.125%, 5/4/27		100,000	93,498
7.000%, 11/1/28		143,000	154,387
4.125%, 11/16/28		243,000	233,283
2.250%, 7/1/30		138,000	115,192
3.030%, 3/15/52		270,000	185,524
Spirit AeroSystems, Inc.
4.600%, 6/15/28		500,000	403,750
Textron, Inc.
4.000%, 3/15/26		25,000	24,085

See Notes to Financial Statements.

1440

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.900%, 9/17/29	$219,000	$198,793

		5,137,629

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28	100,000	95,162
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	46,300

		141,462

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	75,000	75,453
5.125%, 6/15/27	50,000	49,617

		125,070

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	35,000	32,992
2.722%, 2/15/30	250,000	211,181
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	43,238
Johnson Controls International plc
2.000%, 9/16/31 (x)	30,000	23,773
Masco Corp.
1.500%, 2/15/28	700,000	579,256
2.000%, 10/1/30	25,000	19,479
Owens Corning
3.950%, 8/15/29	100,000	90,840
3.875%, 6/1/30	205,000	182,902

		1,183,661

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	96,312
RELX Capital, Inc.
4.000%, 3/18/29	103,000	95,645
3.000%, 5/22/30	24,000	20,534
4.750%, 5/20/32	20,000	19,270
Republic Services, Inc.
2.500%, 8/15/24	100,000	95,933
3.375%, 11/15/27	15,000	13,997
3.950%, 5/15/28	109,000	103,929
Waste Management, Inc.
3.150%, 11/15/27	50,000	46,856
1.150%, 3/15/28	130,000	108,630
4.150%, 4/15/32 (x)	50,000	47,705

		648,811

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	10,000	9,194

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	21,871
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	72,026

		93,897

Industrial Conglomerates (0.0%)†
3M Co.
3.250%, 2/14/24	25,000	24,604
2.875%, 10/15/27	75,000	69,328
Honeywell International, Inc.
2.300%, 8/15/24	100,000	96,149
1.350%, 6/1/25	15,000	13,877

		203,958

Machinery (0.2%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	34,320
CNH Industrial Capital LLC
4.200%, 1/15/24	1,102,000	1,087,850
1.875%, 1/15/26	25,000	22,672
Cummins, Inc.
0.750%, 9/1/25	10,000	9,010
Dover Corp.
3.150%, 11/15/25	50,000	47,674
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	46,504
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	93,437
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	565,583

		1,907,050

Professional Services (0.0%)†
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,442
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	23,442

		51,884

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	48,889
3.300%, 9/15/51	95,000	69,616
2.875%, 6/15/52	197,000	132,209
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,382
CSX Corp.
3.350%, 9/15/49	167,000	121,094
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	32,818
3.800%, 8/1/28	25,000	23,851
2.300%, 5/15/31	25,000	20,618
3.000%, 3/15/32	163,000	139,831
3.155%, 5/15/55	298,000	199,846
Ryder System, Inc.
3.650%, 3/18/24	25,000	24,510
4.625%, 6/1/25	200,000	196,137
Union Pacific Corp.
3.250%, 8/15/25	100,000	95,900
2.375%, 5/20/31	10,000	8,450
3.839%, 3/20/60	146,000	113,990
2.973%, 9/16/62	92,000	59,472

		1,303,613

See Notes to Financial Statements.

1441

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Trading Companies & Distributors (0.1%)
Air Lease Corp.
0.700%, 2/15/24		$50,000	$47,212
3.750%, 6/1/26		100,000	93,805
3.000%, 2/1/30		50,000	41,666
Aircastle Ltd.
4.125%, 5/1/24		10,000	9,699
Aviation Capital Group LLC
3.500%, 11/1/27§		700,000	611,592
GATX Corp.
3.250%, 9/15/26		50,000	46,237

			850,211

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§		800,000	631,668

Total Industrials			12,288,108

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26		50,000	46,685
Juniper Networks, Inc.
2.000%, 12/10/30		45,000	34,304
Motorola Solutions, Inc.
4.600%, 2/23/28		50,000	48,360
4.600%, 5/23/29		141,000	134,477
2.750%, 5/24/31		586,000	470,032
5.600%, 6/1/32		223,000	218,099
5.500%, 9/1/44		127,000	114,433

			1,066,390

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
3.550%, 10/1/27		50,000	45,319
Amphenol Corp.
2.200%, 9/15/31		60,000	47,652
Arrow Electronics, Inc.
3.250%, 9/8/24		50,000	48,143
CDW LLC
2.670%, 12/1/26		70,000	62,016
Jabil, Inc.
3.950%, 1/12/28		100,000	93,082
Keysight Technologies, Inc.
4.600%, 4/6/27		75,000	73,333

			369,545

IT Services (0.4%)
Automatic Data Processing, Inc.
1.700%, 5/15/28 (x)		20,000	17,403
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	81,791
DXC Technology Co.
1.800%, 9/15/26		50,000	43,463
2.375%, 9/15/28		39,000	32,770
Fidelity National Information Services, Inc.
0.600%, 3/1/24		15,000	14,189
4.700%, 7/15/27		50,000	48,870
1.000%, 12/3/28	EUR	250,000	221,981
2.250%, 3/1/31		$50,000	39,468
Fiserv, Inc.
2.750%, 7/1/24		100,000	96,517
3.500%, 7/1/29		245,000	221,204
Global Payments, Inc.
1.200%, 3/1/26 (x)		530,000	462,816
4.950%, 8/15/27		484,000	471,203
3.200%, 8/15/29		778,000	665,570
2.900%, 5/15/30		60,000	49,412
International Business Machines Corp.
3.000%, 5/15/24		100,000	97,301
3.450%, 2/19/26		100,000	95,990
3.500%, 5/15/29		350,000	323,164
Mastercard, Inc.
2.000%, 3/3/25		50,000	47,301
2.950%, 11/21/26		50,000	47,241
2.000%, 11/18/31		100,000	80,841
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	92,495
3.900%, 6/1/27 (x)		20,000	19,294
Visa, Inc.
3.150%, 12/14/25		100,000	96,541
0.750%, 8/15/27		45,000	38,418
2.050%, 4/15/30		65,000	54,886

			3,460,129

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.
2.950%, 4/1/25		200,000	192,175
3.450%, 6/15/27 (x)§		25,000	23,541
Applied Materials, Inc.
1.750%, 6/1/30		30,000	24,505
4.350%, 4/1/47		32,000	29,044
2.750%, 6/1/50		8,000	5,531
Broadcom Corp.
3.875%, 1/15/27		100,000	94,689
Broadcom, Inc.
3.150%, 11/15/25		40,000	37,883
3.459%, 9/15/26		26,000	24,455
4.110%, 9/15/28		106,000	98,491
4.750%, 4/15/29		100,000	95,660
2.450%, 2/15/31§		300,000	237,233
4.300%, 11/15/32		61,000	54,167
3.419%, 4/15/33§		69,000	55,676
3.469%, 4/15/34§		1,554,000	1,240,694
3.187%, 11/15/36§		500,000	364,356
4.926%, 5/15/37§		600,000	522,782
Intel Corp.
3.700%, 7/29/25		100,000	97,674
3.750%, 8/5/27		100,000	96,330
2.450%, 11/15/29		20,000	17,207
4.150%, 8/5/32 (x)		100,000	93,116
3.250%, 11/15/49		166,000	114,036
KLA Corp.
4.650%, 11/1/24		50,000	49,896
4.100%, 3/15/29		226,000	218,235
5.000%, 3/15/49		27,000	25,522
3.300%, 3/1/50		235,000	170,912
5.250%, 7/15/62		107,000	104,352
Lam Research Corp.
3.750%, 3/15/26		50,000	48,434
4.000%, 3/15/29		30,000	28,621

See Notes to Financial Statements.

1442

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
4.875%, 3/15/49	$49,000	$47,057
2.875%, 6/15/50	101,000	68,427
Micron Technology, Inc.
4.185%, 2/15/27	25,000	23,717
2.703%, 4/15/32	78,000	58,519
NVIDIA Corp.
0.584%, 6/14/24	40,000	37,723
2.000%, 6/15/31	50,000	40,319
3.500%, 4/1/50	59,000	45,024
NXP BV
3.875%, 6/18/26	800,000	762,750
4.400%, 6/1/27 (x)	40,000	38,245
4.300%, 6/18/29 (x)	356,000	329,856
3.400%, 5/1/30	354,000	304,285
2.500%, 5/11/31	606,000	477,150
2.650%, 2/15/32	174,000	135,372
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	71,462
2.150%, 5/20/30	100,000	84,664
5.400%, 5/20/33	202,000	209,991
6.000%, 5/20/53	161,000	172,752
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	13,983
2.250%, 9/4/29	30,000	26,058
Xilinx, Inc.
2.950%, 6/1/24	50,000	48,617

		7,161,188

Software (0.6%)
Adobe, Inc.
1.900%, 2/1/25	30,000	28,368
Autodesk, Inc.
2.400%, 12/15/31	179,000	143,423
Microsoft Corp.
2.700%, 2/12/25	75,000	72,093
2.400%, 8/8/26	100,000	93,425
3.300%, 2/6/27	100,000	96,404
2.921%, 3/17/52	159,000	114,068
Open Text Corp.
6.900%, 12/1/27§	700,000	705,250
Oracle Corp.
2.400%, 9/15/23	300,000	295,377
3.400%, 7/8/24	75,000	73,192
2.950%, 11/15/24	75,000	72,220
2.500%, 4/1/25	200,000	188,744
2.950%, 5/15/25	100,000	95,052
1.650%, 3/25/26	25,000	22,404
2.650%, 7/15/26	45,000	41,469
2.300%, 3/25/28	70,000	60,647
6.150%, 11/9/29	300,000	311,434
2.875%, 3/25/31	250,000	208,257
4.500%, 7/8/44	718,000	580,196
4.000%, 7/15/46	382,000	281,624
3.600%, 4/1/50	319,000	218,104
4.375%, 5/15/55	65,000	49,600
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	28,705
2.950%, 9/15/29	25,000	21,714
1.750%, 2/15/31	200,000	153,974
Salesforce, Inc.
0.625%, 7/15/24	30,000	28,187
1.500%, 7/15/28	35,000	29,945
1.950%, 7/15/31	40,000	32,079
3.050%, 7/15/61	65,000	41,827
ServiceNow, Inc.
1.400%, 9/1/30	263,000	201,410
VMware, Inc.
1.400%, 8/15/26	20,000	17,461
4.650%, 5/15/27	500,000	484,298
3.900%, 8/21/27	100,000	93,544
1.800%, 8/15/28	25,000	20,480
2.200%, 8/15/31	401,000	305,641
Workday, Inc.
3.800%, 4/1/32	64,000	56,721

		5,267,337

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.850%, 5/11/24	200,000	194,824
1.125%, 5/11/25	100,000	91,976
0.700%, 2/8/26	100,000	88,904
3.250%, 2/23/26	110,000	105,838
3.350%, 2/9/27	50,000	47,946
2.900%, 9/12/27 (x)	150,000	140,210
1.650%, 5/11/30	90,000	73,956
1.650%, 2/8/31	100,000	80,741
2.375%, 2/8/41	66,000	47,008
2.400%, 8/20/50	152,000	95,412
2.550%, 8/20/60	131,000	80,985
2.850%, 8/5/61	60,000	39,364
Dell International LLC
5.850%, 7/15/25	500,000	506,247
6.020%, 6/15/26	340,000	347,760
4.900%, 10/1/26	243,000	239,547
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (e)	50,000	49,562
6.350%, 10/15/45 (e)	37,000	37,057
HP, Inc.
2.200%, 6/17/25	100,000	93,457
1.450%, 6/17/26	50,000	43,872
2.650%, 6/17/31	107,000	83,703
Seagate HDD Cayman
4.091%, 6/1/29	51,000	42,266
4.125%, 1/15/31	217,000	169,531
9.625%, 12/1/32§	306,400	336,060
Western Digital Corp.
2.850%, 2/1/29	74,000	57,892

		3,094,118

Total Information Technology		20,418,707

Materials (0.5%)
Chemicals (0.1%)
Ecolab, Inc.
1.650%, 2/1/27	100,000	88,646
2.750%, 8/18/55	78,000	47,517
Linde, Inc.
4.700%, 12/5/25	50,000	50,079
Nutrien Ltd.
5.950%, 11/7/25	20,000	20,411
PPG Industries, Inc.
2.800%, 8/15/29	100,000	86,470

See Notes to Financial Statements.

1443

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
RPM International, Inc.
4.550%, 3/1/29	$25,000	$23,219
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	70,401
2.300%, 5/15/30	87,000	71,738
Syngenta Finance NV
4.441%, 4/24/23§	400,000	398,217
Westlake Corp.
3.375%, 6/15/30	30,000	25,885
3.375%, 8/15/61	61,000	35,880

		918,463

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	20,065
Series CB
2.500%, 3/15/30	35,000	28,999

		49,064

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	28,527
Berry Global, Inc.
1.570%, 1/15/26	700,000	625,520
International Paper Co.
4.800%, 6/15/44	60,000	52,382
Packaging Corp. of America
3.400%, 12/15/27	35,000	32,315
WRKCo., Inc.
4.000%, 3/15/28	50,000	46,588

		785,332

Metals & Mining (0.3%)
Anglo American Capital plc
4.750%, 4/10/27§	200,000	192,100
3.875%, 3/16/29§	390,000	350,756
5.625%, 4/1/30§	511,000	506,003
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	185,437
Newmont Corp.
2.250%, 10/1/30 (x)	120,000	96,753
Nucor Corp.
4.300%, 5/23/27	50,000	48,640
3.950%, 5/1/28	118,000	111,698
Reliance Steel & Aluminum Co.
2.150%, 8/15/30	600,000	474,149
Steel Dynamics, Inc.
2.400%, 6/15/25	15,000	14,066
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	87,362

		2,066,964

Paper & Forest Products (0.0%)†
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	25,028
Suzano Austria GmbH
3.750%, 1/15/31	100,000	83,488

		108,516

Total Materials		3,928,339

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Agree LP (REIT)
2.000%, 6/15/28	15,000	12,285
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	24,175
3.800%, 4/15/26	50,000	48,324
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	29,443
American Tower Corp. (REIT)
5.000%, 2/15/24	50,000	49,839
3.375%, 5/15/24	100,000	97,409
2.400%, 3/15/25	700,000	657,972
2.300%, 9/15/31 (x)	20,000	15,602
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	41,795
3.300%, 6/1/29	15,000	13,481
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	95,858
2.750%, 10/1/26	50,000	45,126
2.550%, 4/1/32	400,000	306,603
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	25,000	21,094
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	96,047
3.900%, 3/15/27	500,000	460,691
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,443
Corporate Office Properties LP (REIT)
2.250%, 3/15/26 (x)	600,000	527,778
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	9,091
3.700%, 6/15/26	500,000	475,590
2.900%, 3/15/27	30,000	27,303
3.650%, 9/1/27	50,000	46,559
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	50,240
EPR Properties (REIT)
4.500%, 4/1/25	500,000	472,851
3.600%, 11/15/31	700,000	510,045
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	89,000
1.800%, 7/15/27	20,000	17,000
3.200%, 11/18/29 (x)	25,000	21,813
2.500%, 5/15/31	700,000	564,094
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	24,518
4.000%, 3/1/29	25,000	22,797
2.550%, 6/15/31	700,000	555,928
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	50,000	49,337
GLP Capital LP (REIT)
3.350%, 9/1/24	100,000	95,854
5.250%, 6/1/25	410,000	401,800
5.375%, 4/15/26	15,000	14,744
5.750%, 6/1/28	10,000	9,758
Healthpeak Properties, Inc. (REIT)
2.125%, 12/1/28	65,000	54,685
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	12,403

See Notes to Financial Statements.

1444

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Kilroy Realty LP (REIT)
3.450%, 12/15/24		$25,000	$23,920
4.375%, 10/1/25		1,000,000	965,256
Kimco Realty Corp. (REIT)
1.900%, 3/1/28		50,000	41,915
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	23,192
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	46,604
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	82,242
4.500%, 1/15/25		500,000	485,574
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	18,999
Prologis LP (REIT)
3.250%, 6/30/26		30,000	28,470
2.250%, 1/15/32		50,000	39,925
Public Storage (REIT)
0.875%, 2/15/26		25,000	22,141
3.094%, 9/15/27		600,000	560,575
3.385%, 5/1/29		15,000	13,740
Realty Income Corp. (REIT)
4.600%, 2/6/24		10,000	9,951
4.625%, 11/1/25		300,000	297,284
4.875%, 6/1/26		10,000	9,958
5.625%, 10/13/32		100,000	101,895
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	21,057
Sabra Health Care LP (REIT)
3.900%, 10/15/29		25,000	20,750
Simon Property Group LP (REIT)
3.300%, 1/15/26		75,000	71,400
1.375%, 1/15/27		100,000	87,248
3.375%, 6/15/27		75,000	69,973
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	266,683
2.100%, 3/15/28		50,000	40,760
3.400%, 1/15/30		200,000	167,589
STORE Capital Corp. (REIT)
2.700%, 12/1/31		50,000	36,586
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	90,505
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25 (m)	EUR	500,000	499,300
Ventas Realty LP (REIT)
3.500%, 4/15/24		$25,000	24,335
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	19,582
4.000%, 6/1/25		100,000	97,423
2.050%, 1/15/29		30,000	24,549
2.750%, 1/15/31		600,000	481,246
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	45,021

Total Real Estate			10,914,023

Utilities (2.9%)
Electric Utilities (2.4%)
AEP Texas, Inc.
3.950%, 6/1/28		353,000	330,015
3.450%, 5/15/51		174,000	123,211
AEP Transmission Co. LLC
3.800%, 6/15/49		157,000	123,103
3.150%, 9/15/49		30,000	20,900
Alabama Power Co.
3.450%, 10/1/49		94,000	68,194
Series 20-A
1.450%, 9/15/30		50,000	39,056
American Electric Power Co., Inc.
3.200%, 11/13/27		25,000	23,041
2.300%, 3/1/30		25,000	20,518
American Transmission Systems, Inc.
2.650%, 1/15/32§		149,000	122,395
Appalachian Power Co. Series AA 2.700%, 4/1/31		700,000	578,586
Atlantic City Electric Co.
2.300%, 3/15/31		26,000	21,207
Avangrid, Inc.
3.150%, 12/1/24		25,000	24,002
3.200%, 4/15/25		200,000	191,285
3.800%, 6/1/29		700,000	637,243
Baltimore Gas & Electric Co.
3.750%, 8/15/47		202,000	155,030
3.200%, 9/15/49		35,000	24,948
2.900%, 6/15/50		190,000	127,293
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		73,000	60,343
Series AE 2.350%, 4/1/31		570,000	475,252
Commonwealth Edison Co. Series 127 3.200%, 11/15/49		53,000	37,614
Series 133 3.850%, 3/15/52		144,000	115,841
DTE Electric Co.
3.950%, 3/1/49 (x)		264,000	216,702
Series A 1.900%, 4/1/28 (x)		65,000	56,582
Duke Energy Carolinas LLC
3.950%, 11/15/28		173,000	166,092
2.450%, 8/15/29		25,000	21,502
2.550%, 4/15/31		50,000	41,844
3.875%, 3/15/46		123,000	97,213
3.450%, 4/15/51		115,000	85,464
Duke Energy Corp.
5.000%, 12/8/25		70,000	69,834
2.650%, 9/1/26		75,000	69,060
3.150%, 8/15/27		100,000	92,508
4.300%, 3/15/28		22,000	21,163
3.400%, 6/15/29		30,000	27,047
2.550%, 6/15/31		25,000	20,491
Duke Energy Florida LLC
2.500%, 12/1/29		750,000	642,497
1.750%, 6/15/30		70,000	55,971
Duke Energy Progress LLC
3.250%, 8/15/25		50,000	48,068
3.450%, 3/15/29		508,000	468,321
3.400%, 4/1/32		700,000	621,853
Edison International
3.550%, 11/15/24		400,000	386,292
4.950%, 4/15/25		187,000	184,887
6.950%, 11/15/29		787,000	824,197

See Notes to Financial Statements.

1445

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Emera US Finance LP
3.550%, 6/15/26	$50,000	$46,920
Enel Finance International NV
4.625%, 6/15/27§	600,000	567,747
2.250%, 7/12/31§	800,000	585,053
5.000%, 6/15/32§	600,000	542,155
Entergy Corp.
0.900%, 9/15/25	95,000	84,708
Entergy Louisiana LLC
4.200%, 9/1/48	34,000	28,318
4.750%, 9/15/52	123,000	110,458
Entergy Mississippi LLC
2.850%, 6/1/28	128,000	113,600
Evergy, Inc.
2.450%, 9/15/24	35,000	33,282
Eversource Energy Series M 3.300%, 1/15/28	150,000	138,609
Exelon Corp.
3.950%, 6/15/25	75,000	73,272
4.050%, 4/15/30	200,000	185,841
5.100%, 6/15/45	52,000	48,978
4.700%, 4/15/50	76,000	67,241
4.100%, 3/15/52§	39,000	31,337
FirstEnergy Corp.
2.050%, 3/1/25	22,000	20,432
Series B 4.400%, 7/15/27 (e)	143,000	133,289
2.250%, 9/1/30	131,000	103,654
FirstEnergy Transmission LLC
4.350%, 1/15/25§	166,000	161,880
4.550%, 4/1/49§	207,000	171,789
Florida Power & Light Co.
3.990%, 3/1/49	79,000	66,892
3.150%, 10/1/49	401,000	293,074
Fortis, Inc.
3.055%, 10/4/26	75,000	69,514
Georgia Power Co.
4.700%, 5/15/32	50,000	48,281
Indiana Michigan Power Co.
3.850%, 5/15/28 (x)	25,000	23,585
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	534,936
ITC Holdings Corp.
3.350%, 11/15/27	25,000	22,986
MidAmerican Energy Co.
3.650%, 4/15/29	403,000	378,793
2.700%, 8/1/52	138,000	89,063
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	8,000	7,543
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	160,000	155,907
4.255%, 9/1/24	50,000	49,328
3.550%, 5/1/27	25,000	23,570
4.625%, 7/15/27	100,000	98,452
2.750%, 11/1/29	600,000	519,970
Northern States Power Co.
2.900%, 3/1/50	41,000	28,367
2.600%, 6/1/51	112,000	72,182
NRG Energy, Inc.
2.450%, 12/2/27§	258,000	214,588
NSTAR Electric Co.
3.950%, 4/1/30	65,000	61,130
Ohio Power Co.
Series Q 1.625%, 1/15/31	116,000	90,055
Series R 2.900%, 10/1/51	39,000	25,598
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	175,299
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	35,000	31,014
3.700%, 11/15/28	144,000	136,002
4.550%, 9/15/32§	234,000	229,038
Pacific Gas and Electric Co.
3.500%, 6/15/25	600,000	566,962
3.450%, 7/1/25	500,000	473,763
3.150%, 1/1/26	500,000	464,121
2.950%, 3/1/26	500,000	458,615
3.250%, 6/1/31	900,000	733,339
3.950%, 12/1/47	101,000	67,733
PECO Energy Co.
3.050%, 3/15/51	179,000	124,598
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	448,099
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	46,420
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	48,234
3.650%, 9/1/28	86,000	80,833
3.200%, 5/15/29	100,000	90,967
Public Service Electric and Gas Co.
4.900%, 12/15/32	161,000	160,977
Southern California Edison Co.
2.850%, 8/1/29	40,000	34,929
2.250%, 6/1/30 (x)	277,000	228,534
5.950%, 11/1/32	218,000	230,751
Series G 2.500%, 6/1/31	50,000	41,269
Southern Co. (The)
3.250%, 7/1/26	100,000	93,973
5.113%, 8/1/27 (e)	100,000	99,706
Series 2021 (United States SOFR Compounded Index + 0.37%), 4.694%, 5/10/23 (k)	700,000	698,088
Series A 3.700%, 4/30/30	600,000	543,452
Southwestern Electric Power Co. Series N 1.650%, 3/15/26	100,000	89,617
Southwestern Public Service Co. Series 8 3.150%, 5/1/50	148,000	103,292
Tampa Electric Co.
4.450%, 6/15/49	26,000	21,581
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	365,000	352,130
Union Electric Co.
2.950%, 3/15/30	250,000	219,926
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	80,372
4.000%, 1/15/43	95,000	77,269

See Notes to Financial Statements.

1446

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Wisconsin Power & Light Co.
3.050%, 10/15/27		$75,000	$69,125
3.950%, 9/1/32		47,000	43,365
Xcel Energy, Inc.
3.350%, 12/1/26		100,000	94,045

			21,116,480

Gas Utilities (0.3%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	31,118
4.125%, 3/15/49		38,000	31,330
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 5.279%, 3/2/23 (k)		460,000	459,741
1.750%, 10/1/30		114,000	90,282
National Fuel Gas Co.
3.950%, 9/15/27		50,000	46,188
2.950%, 3/1/31		800,000	621,580
ONE Gas, Inc.
2.000%, 5/15/30		63,000	51,314
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		65,000	53,187
Promigas SA ESP
3.750%, 10/16/29 (x)§		200,000	162,750
Southern California Gas Co.
2.950%, 4/15/27		700,000	646,887
Series XX 2.550%, 2/1/30 (x)		200,000	170,483

			2,364,860

Multi-Utilities (0.2%)
Ameren Illinois Co.
3.250%, 3/15/50		102,000	73,661
Black Hills Corp.
1.037%, 8/23/24		55,000	51,211
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	23,956
1.450%, 6/1/26		30,000	26,616
Consolidated Edison Co. of New York, Inc.
6.150%, 11/15/52		240,000	262,131
Series B 3.125%, 11/15/27		25,000	23,000
Consumers Energy Co.
3.750%, 2/15/50		223,000	176,485
Dominion Energy, Inc. (ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)		50,000	47,000
Series A 1.450%, 4/15/26		40,000	35,643
Series C 2.250%, 8/15/31		45,000	35,721
DTE Energy Co. Series C 2.529%, 10/1/24 (e)		20,000	19,106
Series F 1.050%, 6/1/25		35,000	31,707
NiSource, Inc.
0.950%, 8/15/25		60,000	54,114
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	509,961
2.200%, 12/15/28		100,000	84,741

			1,455,053

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	82,152
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	168,132

			250,284

Total Utilities			25,186,677

Total Corporate Bonds			200,158,039

Foreign Government Securities (1.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	2,700,000	625,062
Canada Government Bond
1.625%, 1/22/25 (x)		$100,000	94,522
2.875%, 4/28/25		90,000	87,063
Export-Import Bank of Korea
0.375%, 2/9/24 (x)		200,000	190,324
0.625%, 2/9/26		200,000	176,402
Italian Republic Government Bond
2.375%, 10/17/24		200,000	188,407
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	180,856
2.375%, 4/20/26		200,000	186,144
2.250%, 11/4/26		50,000	45,785
3.500%, 10/31/28		200,000	188,894
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	556,390
Mex Bonos Desarr Fix Rt
5.750%, 3/5/26	MXN	1,550,000	71,911
7.500%, 6/3/27		1,500,000	72,502
Series M 30
8.500%, 11/18/38		2,200,000	106,548
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	113,262
5.100%, 6/18/50		77,594	76,508
Province of Alberta
1.300%, 7/22/30		250,000	202,123
Province of British Columbia
1.750%, 9/27/24		15,000	14,271
0.900%, 7/20/26		250,000	220,026
Province of Ontario
3.200%, 5/16/24		162,000	158,527
1.800%, 10/14/31		100,000	81,511
Province of Quebec
1.500%, 2/11/25		300,000	281,774
2.500%, 4/20/26		50,000	47,104
2.750%, 4/12/27		50,000	46,934
Provincia de Buenos Aires (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 72.891%, 4/12/25 (k)(m)(r)	ARS	310,000	1,006
Republic of Chile
3.125%, 1/21/26		$100,000	94,644

See Notes to Financial Statements.

1447

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Republic of Indonesia
2.850%, 2/14/30		$200,000	$178,350
3.050%, 3/12/51 (x)		200,000	144,522
Republic of Korea
1.750%, 10/15/31		200,000	163,750
Republic of Panama
4.500%, 4/1/56		200,000	146,663
Republic of Peru
8.200%, 8/12/26 (m)	PEN	2,000,000	550,919
4.125%, 8/25/27		$122,000	116,914
2.783%, 1/23/31		70,000	57,872
3.550%, 3/10/51		117,000	83,129
Republic of Philippines
2.457%, 5/5/30		200,000	173,522
3.200%, 7/6/46		200,000	145,022
Republic of Poland
4.000%, 1/22/24		75,000	73,912
5.500%, 11/16/27		25,000	25,561
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	536,837
Romania Government Bond
2.125%, 3/7/28 (m)		23,000	20,455
2.875%, 5/26/28 (m)		14,000	12,933
2.000%, 4/14/33 (m)		800,000	546,893
Russian Federation
6.100%, 7/18/35	RUB	6,631,000	24,276
State of Israel Government Bond
2.875%, 3/16/26		$200,000	189,162
State of Qatar
5.103%, 4/23/48§		500,000	499,937
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	179,984
Titulos de Tesoreria
7.250%, 10/18/34	COP	148,000,000	20,034
Series B 7.000%, 3/26/31		85,000,000	12,378
United Mexican States
3.750%, 1/11/28		$200,000	188,400
3.250%, 4/16/30 (x)		200,000	173,850
4.500%, 1/31/50		400,000	304,325

Total Foreign Government Securities			8,678,100

Loan Participation (0.1%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan (ICE LIBOR USD 3 Month + 1.75%), 6.480%, 10/6/23 (k)		910,000	907,861

Total Financials			907,861

Total Loan Participation			907,861

Mortgage-Backed Securities (21.8%)
FHLMC
3.000%, 9/1/27		7,276	6,983
3.000%, 7/1/28		4,021	3,853
2.500%, 1/1/29		13,324	12,667
3.000%, 1/1/30		11,484	11,014
2.500%, 3/1/30		11,042	10,436
2.500%, 5/1/30		29,236	27,630
3.000%, 5/1/30		23,027	22,065
3.000%, 6/1/30		45,316	43,424
2.500%, 7/1/30		10,462	9,868
3.000%, 7/1/30		24,626	23,598
2.500%, 8/1/30		34,318	32,369
3.000%, 8/1/30		7,570	7,253
2.500%, 9/1/30		43,180	40,727
2.500%, 4/1/31		41,049	38,640
3.500%, 4/1/31		1,268	1,230
4.375%, 11/1/31 (l)		746	750
3.000%, 10/1/32		2,847	2,711
3.000%, 11/1/32		4,186	3,985
3.000%, 12/1/32		2,986	2,843
5.500%, 2/1/35		4,621	4,748
4.500%, 2/1/39		9,336	9,264
4.500%, 12/1/39		3,948	3,922
4.000%, 8/1/40		4,212	4,088
4.000%, 9/1/40		10,369	10,070
4.000%, 4/1/41		209	203
4.500%, 5/1/41		19,386	19,270
5.500%, 6/1/41		17,530	18,184
5.000%, 11/1/41		37,716	38,284
3.500%, 4/1/42		34,965	32,854
3.500%, 8/1/42		27,934	26,223
3.500%, 10/1/42		1,756	1,653
3.000%, 3/1/43		23,422	21,323
3.500%, 6/1/43		15,467	14,537
3.500%, 7/1/43		6,330	5,953
4.500%, 9/1/43		29,352	29,179
4.500%, 11/1/43		5,023	4,990
4.500%, 12/1/43		24,439	24,326
3.500%, 1/1/44		9,030	8,494
4.000%, 4/1/44		18,661	18,147
3.500%, 6/1/44		6,285	5,901
4.000%, 7/1/44		4,528	4,392
3.000%, 1/1/45		1,141,274	1,034,719
3.000%, 7/1/45		608,658	551,070
3.500%, 9/1/45		3,224	3,035
4.000%, 9/1/45		25,394	24,651
4.000%, 12/1/45		9,388	9,109
3.000%, 12/1/46		143,738	129,952
3.500%, 3/1/47		36,813	34,537
4.500%, 4/1/47		59,239	58,487
4.500%, 5/1/47		21,449	21,262
4.500%, 7/1/47		75,893	75,051
3.500%, 10/1/47		45,463	42,667
3.500%, 12/1/47		40,982	38,461
3.500%, 1/1/48		14,267	13,367
4.500%, 7/1/48		180,888	179,316
4.500%, 8/1/48		319,638	316,858
5.000%, 11/1/48		8,356	8,392
4.500%, 4/1/49		34,003	33,625
3.000%, 4/1/50		1,253,229	1,092,076
FHLMC UMBS
3.500%, 1/1/34		42,785	41,053
3.500%, 5/1/35		160,932	154,415
2.000%, 2/1/36		112,613	100,907
3.000%, 9/1/37		5,184	4,844

See Notes to Financial Statements.

1448

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.000%, 6/1/38	$101,889	$95,474
2.500%, 3/1/41	2,325,152	2,039,436
2.000%, 3/1/42	66,831	56,441
4.000%, 1/1/45	287,223	278,414
4.000%, 9/1/45	301,364	293,452
3.500%, 3/1/46	120,465	112,869
3.500%, 9/1/46	39,548	36,983
4.000%, 7/1/47	58,690	56,598
3.500%, 1/1/48	25,465	23,622
4.000%, 4/1/48	208,843	202,990
4.000%, 6/1/48	5,728	5,531
4.000%, 8/1/48	53,425	51,805
4.500%, 1/1/49	54,322	53,243
4.000%, 5/1/49	6,159	5,915
3.500%, 1/1/50	29,147	27,059
3.500%, 6/1/50	76,071	70,501
4.000%, 6/1/50	97,233	93,085
2.500%, 7/1/50	47,813	41,168
3.000%, 7/1/50	19,420	17,487
1.500%, 8/1/50	79,473	61,541
2.000%, 8/1/50	26,178	21,666
2.500%, 8/1/50	4,247,099	3,670,134
3.000%, 8/1/50	1,160,982	1,040,501
3.000%, 9/1/50	353,181	318,582
1.500%, 10/1/50	199,038	154,127
2.000%, 11/1/50	48,886	40,568
2.500%, 2/1/51	363,975	315,325
2.000%, 3/1/51	492,495	405,464
2.000%, 4/1/51	183,524	152,182
2.000%, 5/1/51	87,449	72,405
2.500%, 5/1/51	1,043,348	901,496
3.000%, 6/1/51	1,730,696	1,525,830
2.000%, 7/1/51	337,197	279,190
3.000%, 7/1/51	111,301	99,475
2.000%, 9/1/51	116,929	96,296
2.000%, 10/1/51	369,005	302,873
3.000%, 10/1/51	110,962	98,618
2.500%, 11/1/51	906,175	781,797
2.000%, 12/1/51	586,749	482,167
2.500%, 12/1/51	442,537	381,105
2.000%, 1/1/52	1,295,981	1,069,783
2.500%, 1/1/52	2,848,984	2,446,089
2.000%, 2/1/52	34,230	28,031
3.000%, 2/1/52	82,074	73,431
3.000%, 3/1/52	1,394,201	1,240,735
2.500%, 4/1/52	250,925	215,857
4.500%, 7/1/52	102,739	99,282
3.000%, 8/1/52	99,630	88,570
4.500%, 8/1/52	27,311	26,385
FNMA
3.706%, 1/1/28 (l)	2,666	2,646
2.740%, 7/1/29	4,000,000	3,589,183
1.895%, 5/1/30	2,500,000	2,081,370
2.630%, 4/1/32	2,519,000	2,107,377
3.300%, 7/1/32	4,934,970	4,426,453
2.375%, 3/1/33 (l)	4,455	4,202
2.080%, 10/1/33	2,500,000	1,928,859
3.905%, 1/1/36 (l)	22,859	22,945
3.440%, 1/1/37	2,057,086	1,840,975
6.000%, 7/1/39	7,561	7,820
3.625%, 12/1/40 (l)	1,110	1,108
4.000%, 1/1/41	4,546	4,376
3.600%, 5/1/44 (l)	852,584	861,813
3.500%, 12/1/44	287,535	263,852
3.500%, 2/1/45	490,766	450,344
3.000%, 4/1/45	334,857	299,646
3.000%, 5/1/45	627,953	561,922
FNMA UMBS
2.500%, 9/1/27	9,561	9,094
2.500%, 4/1/28	3,183	3,026
2.500%, 8/1/28	9,216	8,754
3.500%, 3/1/29	10,574	10,267
3.000%, 4/1/29	15,318	14,695
3.000%, 5/1/29	19,790	18,984
3.000%, 6/1/29	17,386	16,678
3.000%, 9/1/29	15,926	15,278
3.000%, 10/1/29	10,637	10,204
3.000%, 1/1/30	83,539	80,138
2.500%, 2/1/30	4,427	4,195
3.000%, 3/1/30	17,335	16,596
2.500%, 4/1/30	8,680	8,196
3.000%, 4/1/30	14,147	13,545
2.500%, 5/1/30	4,799	4,532
3.000%, 5/1/30	8,119	7,774
2.500%, 7/1/30	16,846	15,875
3.000%, 7/1/30	32,605	31,208
2.500%, 8/1/30	49,396	46,626
3.000%, 8/1/30	74,398	71,230
3.500%, 8/1/30	11,987	11,628
2.500%, 9/1/30	25,777	24,291
3.000%, 9/1/30	33,895	32,428
2.500%, 11/1/30	49,775	46,906
2.500%, 3/1/31	5,188	4,932
3.000%, 3/1/31	4,584	4,380
2.500%, 6/1/31	15,892	14,926
2.500%, 7/1/31	11,600	10,896
2.500%, 8/1/31	1,338	1,257
3.000%, 8/1/31	81,377	77,484
4.000%, 8/1/31	3,969	3,937
3.000%, 9/1/31	11,726	11,205
2.000%, 10/1/31	4,403	4,011
2.500%, 10/1/31	88,307	82,873
2.000%, 11/1/31	57,819	52,708
2.500%, 11/1/31	38,816	36,411
2.000%, 12/1/31	6,038	5,501
2.500%, 2/1/32	2,593	2,432
2.000%, 3/1/32	41,409	37,726
2.500%, 3/1/32	10,835	10,163
3.500%, 4/1/32	115,495	111,782
3.500%, 5/1/32	82,997	80,381
3.000%, 6/1/32	22,251	21,192
2.500%, 8/1/32	62,540	58,662
3.000%, 9/1/32	20,064	19,172
2.500%, 2/1/33	105,994	99,885
4.000%, 10/1/33	21,617	21,269
6.000%, 2/1/34	12,872	13,329
5.500%, 5/1/34	56,582	57,985
6.000%, 8/1/34	6,916	7,172
3.000%, 9/1/34	900,747	846,846
3.500%, 12/1/34	667,225	638,749
5.000%, 2/1/35	60,652	61,069
5.500%, 2/1/35	38,887	39,851

See Notes to Financial Statements.

1449

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
6.000%, 4/1/35	$113,181	$117,065
3.000%, 8/1/35	67,066	63,423
5.000%, 9/1/35	3,795	3,814
2.500%, 10/1/35	135,455	125,109
2.500%, 12/1/35	445,113	410,402
3.000%, 12/1/35	58,934	55,700
5.500%, 12/1/35	18,794	19,314
4.000%, 1/1/36	26,708	25,926
3.000%, 5/1/36	33,898	31,969
3.000%, 10/1/36	2,156	2,020
3.000%, 11/1/36	24,587	23,039
3.000%, 12/1/36	39,701	37,201
2.000%, 3/1/37	93,232	83,453
6.000%, 2/1/38	4,469	4,682
6.000%, 3/1/38	1,928	2,020
6.000%, 5/1/38	5,479	5,742
6.000%, 10/1/38	1,477	1,543
6.000%, 12/1/38	2,655	2,781
5.500%, 1/1/39	9,676	10,004
4.500%, 7/1/39	131,380	130,406
5.500%, 9/1/39	22,288	23,060
5.500%, 12/1/39	14,091	14,581
5.500%, 3/1/40	1,506	1,560
6.500%, 5/1/40	43,843	46,869
4.500%, 7/1/40	11,408	11,323
4.000%, 9/1/40	17,581	17,056
4.000%, 12/1/40	266,452	258,306
5.500%, 4/1/41	2,830	2,934
4.500%, 5/1/41	990	983
4.500%, 7/1/41	1,833	1,820
5.000%, 7/1/41	57,007	57,802
5.000%, 8/1/41	2,001	2,028
4.500%, 9/1/41	9,969	9,897
4.500%, 10/1/41	3,794	3,775
1.500%, 11/1/41	1,504,313	1,224,112
1.500%, 12/1/41	762,533	620,500
3.500%, 1/1/42	16,411	15,412
4.000%, 1/1/42	33,211	32,182
2.000%, 2/1/42	465,074	392,771
2.000%, 3/1/42	527,124	445,174
2.000%, 4/1/42	60,648	51,219
3.500%, 4/1/42	7,519	7,052
3.500%, 5/1/42	891	834
4.000%, 5/1/42	36,644	35,502
3.500%, 6/1/42	1,828	1,715
3.500%, 7/1/42	2,222	2,082
4.500%, 8/1/42	9,205	9,154
4.500%, 9/1/42	13,060	12,957
3.000%, 3/1/43	115,473	105,027
3.000%, 4/1/43	67,103	61,032
3.000%, 5/1/43	56,818	51,771
3.000%, 6/1/43	28,398	25,927
4.500%, 9/1/43	18,205	18,081
4.500%, 11/1/43	85,839	85,711
4.500%, 12/1/43	14,658	14,549
5.000%, 12/1/43	97,807	99,149
4.500%, 1/1/44	17,009	16,882
4.500%, 6/1/44	118,048	117,319
3.000%, 10/1/44	996,283	905,531
3.500%, 2/1/45	166,110	155,754
4.500%, 7/1/45	35,176	34,948
4.500%, 11/1/45	55,581	55,226
4.500%, 12/1/45	27,070	26,869
3.000%, 6/1/46	12,056	10,923
4.500%, 7/1/46	113,619	113,414
3.000%, 8/1/46	1,694	1,535
3.000%, 9/1/46	27,860	25,198
3.000%, 11/1/46	2,444	2,208
3.500%, 11/1/46	7,293	6,808
4.000%, 11/1/46	18,116	17,442
3.000%, 12/1/46	1,169,099	1,053,654
2.500%, 2/1/47	903,705	786,727
3.000%, 2/1/47	51,314	46,303
4.000%, 3/1/47	952,285	901,260
3.000%, 4/1/47	1,184,877	1,067,689
3.500%, 5/1/47	34,623	32,388
4.000%, 6/1/47	57,571	55,286
4.000%, 8/1/47	29,086	28,040
4.000%, 9/1/47	2,140	2,054
4.000%, 10/1/47	25,830	24,785
4.500%, 10/1/47	8,573	8,491
3.500%, 11/1/47	42,025	39,036
4.500%, 11/1/47	68,434	67,626
3.500%, 12/1/47	42,165	39,140
3.500%, 1/1/48	68,956	64,238
4.000%, 1/1/48	25,638	24,572
4.500%, 1/1/48	66,786	65,998
3.500%, 2/1/48	19,382	17,980
3.500%, 3/1/48	142,202	131,911
3.500%, 4/1/48	7,762	7,286
4.000%, 4/1/48	3,861	3,694
4.500%, 4/1/48	26,516	26,361
4.000%, 5/1/48	4,346	4,162
4.500%, 5/1/48	458,025	453,984
3.500%, 6/1/48	698,320	647,350
4.000%, 6/1/48	3,173	3,033
4.000%, 7/1/48	3,193	3,052
4.500%, 7/1/48	489,887	480,607
4.000%, 8/1/48	41,554	40,030
4.500%, 8/1/48	52,993	52,484
5.000%, 8/1/48	4,266	4,279
4.000%, 9/1/48	20,549	19,624
5.000%, 9/1/48	14,736	14,736
4.000%, 10/1/48	9,297	8,879
4.500%, 11/1/48	43,182	42,662
4.000%, 1/1/49	87,339	84,336
4.500%, 2/1/49	156,271	154,780
4.500%, 5/1/49	325,562	323,168
5.000%, 5/1/49	41,456	41,587
3.500%, 6/1/49	918,893	853,482
4.000%, 9/1/49	85,069	81,194
4.500%, 9/1/49	12,240	11,974
4.000%, 3/1/50	39,243	37,262
4.000%, 5/1/50	35,163	33,539
4.000%, 6/1/50	79,862	75,831
2.500%, 7/1/50	1,001,438	865,951
2.000%, 8/1/50	3,530,495	2,909,912
2.500%, 8/1/50	670,625	578,893
3.000%, 8/1/50	206,398	184,566
2.000%, 9/1/50	149,501	123,222
4.000%, 9/1/50	119,739	114,792
1.500%, 10/1/50	208,430	161,400

See Notes to Financial Statements.

1450

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.000%, 10/1/50	$202,816	$167,166
2.500%, 10/1/50	1,488,894	1,284,768
1.500%, 11/1/50	180,768	139,979
2.000%, 11/1/50	30,040	24,741
2.500%, 11/1/50	185,750	160,923
2.000%, 12/1/50	170,497	141,044
2.500%, 1/1/51	48,046	41,436
3.500%, 1/1/51	1,765,717	1,632,009
4.000%, 1/1/51	274,513	262,276
2.000%, 2/1/51	249,398	205,403
3.500%, 2/1/51	94,589	87,426
1.500%, 3/1/51	241,509	187,015
2.000%, 3/1/51	131,044	108,317
4.000%, 3/1/51	125,375	119,586
2.000%, 4/1/51	276,253	228,910
4.000%, 5/1/51	440,381	420,561
3.000%, 6/1/51	2,241,529	1,983,761
2.000%, 8/1/51	1,380,318	1,134,066
2.500%, 9/1/51	2,436,879	2,094,788
3.500%, 9/1/51	1,786,294	1,634,142
4.000%, 10/1/51	473,847	451,114
2.000%, 11/1/51	1,573,701	1,293,787
2.500%, 11/1/51	89,279	77,108
3.000%, 11/1/51	251,139	222,573
2.000%, 12/1/51	847,425	696,524
2.500%, 12/1/51	1,156,672	983,815
3.000%, 12/1/51	112,450	100,081
2.000%, 1/1/52	550,803	453,929
2.500%, 1/1/52	1,919,720	1,650,813
2.000%, 2/1/52	2,611,364	2,143,358
2.500%, 2/1/52	497,905	428,125
2.000%, 3/1/52	773,592	635,832
3.000%, 3/1/52	227,860	201,523
3.000%, 4/1/52	55,296	49,157
4.000%, 4/1/52	48,238	45,890
3.000%, 5/1/52	87,696	77,769
4.500%, 7/1/52	14,994	14,485
4.500%, 8/1/52	6,151,138	5,953,547
4.500%, 9/1/52	1,171,400	1,131,305
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 1/25/38 TBA	797,000	693,141
2.000%, 1/25/38 TBA	2,247,400	2,005,453
2.500%, 1/25/38 TBA	299,600	275,023
3.000%, 1/25/38 TBA	87,000	81,658
3.500%, 1/25/38 TBA	125,000	119,883
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 1/25/53 TBA	1,301,008	1,063,981
2.500%, 1/25/53 TBA	192,000	163,140
3.000%, 1/25/53 TBA	1,510,769	1,330,067
3.500%, 1/25/53 TBA	592,418	539,702
4.000%, 1/25/53 TBA	16,400,000	15,421,125
4.500%, 1/25/53 TBA	560,200	540,681
5.000%, 1/25/53 TBA	9,214,000	9,094,505
3.000%, 2/25/53 TBA	36,000,000	31,716,561
3.500%, 2/25/53 TBA	12,900,000	11,758,149
4.500%, 2/25/53 TBA	3,600,000	3,474,562
5.000%, 2/25/53 TBA	200,000	197,344
GNMA
2.625%, 7/20/27 (l)	245	237
5.500%, 4/15/33	453	461
5.000%, 12/15/38	2,969	2,976
4.000%, 4/20/39	1,189	1,150
5.000%, 7/15/39	11,743	11,787
4.000%, 7/20/39	2,758	2,667
5.000%, 10/20/39	2,941	2,974
4.500%, 12/20/39	1,149	1,139
4.500%, 1/20/40	1,398	1,386
4.500%, 2/20/40	1,149	1,139
4.500%, 5/20/40	96	95
4.000%, 10/20/40	14,759	14,259
4.000%, 11/20/40	45,118	43,587
5.000%, 12/15/40	10,956	11,005
4.000%, 12/20/40	17,987	17,377
4.000%, 1/20/41	15,545	15,017
4.000%, 3/15/41	11,551	11,110
4.500%, 7/20/41	6,659	6,604
3.500%, 1/15/42	9,407	8,842
4.500%, 2/15/42	81,434	80,306
5.000%, 7/20/42	7,940	8,026
3.500%, 4/15/43	13,148	12,336
3.500%, 4/20/43	31,240	29,438
3.500%, 2/20/44	99,646	93,898
5.000%, 7/20/44	1,169	1,185
4.000%, 10/20/44	486	472
3.500%, 1/20/45	205,244	189,365
3.000%, 2/15/45	23,152	21,171
3.500%, 5/20/45	19,822	18,667
3.000%, 7/15/45	169,574	154,643
4.000%, 8/20/45	264,554	256,683
3.500%, 4/20/46	389,746	365,804
3.500%, 5/20/46	18,599	17,439
3.500%, 6/20/46	228,816	214,546
3.500%, 7/20/46	79,568	74,606
3.500%, 9/20/46	273,491	256,434
3.500%, 10/20/46	39,258	36,503
4.000%, 5/20/47	3,962	3,816
4.000%, 6/20/47	38,106	36,663
4.000%, 11/20/47	43,695	41,999
4.000%, 12/20/47	21,217	20,393
4.500%, 9/20/48	18,937	18,663
5.000%, 1/20/49	4,002	4,023
5.000%, 2/20/49	179,197	180,114
4.500%, 3/20/49	77,595	76,327
5.000%, 6/20/49	162,069	162,797
5.000%, 7/20/49	47,115	47,327
3.500%, 11/15/49	8,505	7,895
5.000%, 12/20/49	43,399	43,566
3.500%, 2/15/50	122,541	113,561
4.500%, 4/20/50	28,164	27,510
4.000%, 5/20/50	14,154	13,503
2.000%, 8/20/50	561,121	474,963
2.000%, 11/20/50	505,108	427,314
2.000%, 1/20/51	1,203,365	1,017,654
2.000%, 2/20/51	97,602	82,509
2.500%, 3/20/51	2,042,542	1,764,515
2.500%, 4/20/51	2,539,518	2,198,576
3.000%, 6/20/51	620,814	557,213
2.500%, 8/20/51	1,877,040	1,629,753
3.000%, 8/20/51	741,996	665,516
2.500%, 10/20/51	575,509	500,769
2.500%, 12/20/51	1,091,385	948,541
3.000%, 12/20/51	201,787	180,720

See Notes to Financial Statements.

1451

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
2.500%, 5/20/52	$275,024	$238,662
2.500%, 7/20/52	192,741	167,258
2.000%, 1/15/53 TBA	1,117,100	938,888
2.500%, 1/15/53 TBA	863,300	749,317
3.000%, 1/15/53 TBA	997,769	890,431
3.500%, 1/15/53 TBA	774,000	712,261
4.000%, 1/15/53 TBA	764,500	724,841
4.500%, 1/15/53 TBA	662,000	643,123
5.000%, 1/15/53 TBA	606,000	600,982

Total Mortgage-Backed Securities		191,398,899

Municipal Bonds (0.2%)
American Municipal Power, Inc. 8.084%, 2/15/50	55,000	70,753
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	65,668
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	63,927
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	80,000	89,497
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	45,000	48,138
Los Angeles Community College District 6.600%, 8/1/42	25,000	29,994
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	57,469
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	92,973
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	38,819
New York State Dormitory Authority
5.389%, 3/15/40	45,000	45,635
Sales Tax Securitization Corp. 3.057%, 1/1/34	600,000	475,925
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	73,757
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	94,137
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	130,000	162,712
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	270,000	259,130
State of Texas 5.517%, 4/1/39	80,000	84,495
University of California 0.883%, 5/15/25	35,000	32,099
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	48,049

Total Municipal Bonds		1,833,177

Supranational (0.7%)
African Development Bank
3.375%, 7/7/25	100,000	97,544
0.875%, 3/23/26	150,000	134,341
Asian Development Bank
0.375%, 6/11/24	90,000	84,611
0.500%, 2/4/26	200,000	179,845
1.000%, 4/14/26	100,000	89,989
2.625%, 1/12/27	50,000	47,189
1.500%, 1/20/27	350,000	316,069
1.875%, 1/24/30	200,000	173,006
3.875%, 9/28/32	160,000	158,207
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	90,974
3.375%, 6/29/25	200,000	194,305
Corp. Andina de Fomento 5.250%, 11/21/25	100,000	99,530
Council of Europe Development Bank
2.500%, 2/27/24	30,000	29,226
0.875%, 9/22/26	50,000	44,100
European Bank for Reconstruction & Development 0.500%, 1/28/26	200,000	177,899
European Investment Bank
3.250%, 1/29/24	50,000	49,166
2.625%, 3/15/24	85,000	82,835
2.250%, 6/24/24 (x)	200,000	193,197
1.875%, 2/10/25	100,000	94,947
1.625%, 3/14/25	100,000	94,353
0.625%, 7/25/25	250,000	227,908
2.125%, 4/13/26	75,000	70,114
0.750%, 10/26/26	139,000	122,105
1.750%, 3/15/29 (x)	53,000	46,331
1.625%, 10/9/29	55,000	47,304
0.750%, 9/23/30	100,000	78,672
Inter-American Development Bank
3.000%, 2/21/24	75,000	73,499
2.125%, 1/15/25	100,000	95,514
1.750%, 3/14/25	300,000	283,835
0.625%, 7/15/25 (x)	1,000,000	911,419
2.250%, 6/18/29	50,000	44,776
International Bank for Reconstruction & Development
2.500%, 3/19/24	100,000	97,285
1.625%, 1/15/25	200,000	189,107
0.625%, 4/22/25	250,000	229,413
0.375%, 7/28/25	100,000	90,512
2.500%, 7/29/25	75,000	71,677
3.125%, 11/20/25 (x)	25,000	24,173
1.875%, 10/27/26	150,000	137,292

See Notes to Financial Statements.

1452

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
3.125%, 6/15/27	$200,000	$192,009
0.750%, 11/24/27	95,000	80,965
1.125%, 9/13/28	200,000	170,000
0.750%, 8/26/30	170,000	133,170
1.625%, 11/3/31	238,000	196,180
International Finance Corp.
1.375%, 10/16/24	90,000	85,175
0.750%, 10/8/26	80,000	69,834
0.750%, 8/27/30	100,000	78,900

Total Supranational		6,278,502

U.S. Government Agency Securities (1.8%)
FFCB
1.040%, 1/25/29	250,000	203,215
1.380%, 1/14/31	250,000	193,300
FHLB
(SOFR + 0.05%), 4.345%, 3/6/23 (k)	4,000,000	4,000,144
2.500%, 2/13/24	200,000	195,592
3.375%, 3/8/24	1,000,000	982,989
2.875%, 9/13/24	75,000	72,786
0.375%, 9/4/25	120,000	108,051
3.250%, 11/16/28	250,000	240,826
FHLMC
0.375%, 9/23/25	230,000	207,146
0.650%, 10/22/25	2,600,000	2,329,657
0.650%, 10/27/25	2,600,000	2,328,657
0.800%, 10/28/26	2,600,000	2,268,047
FNMA
1.750%, 7/2/24	100,000	95,811
2.625%, 9/6/24	332,000	322,274
0.625%, 4/22/25	430,000	395,108
0.500%, 6/17/25 (x)	250,000	227,494
0.375%, 8/25/25	240,000	216,335
2.125%, 4/24/26	110,000	103,130
1.875%, 9/24/26	100,000	92,303
0.750%, 10/8/27 (x)	500,000	431,207
0.875%, 8/5/30	500,000	399,036
Tennessee Valley Authority
2.875%, 9/15/24	50,000	48,479
0.750%, 5/15/25	335,000	307,079

Total U.S. Government Agency Securities		15,768,666

U.S. Treasury Obligations (31.4%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	212,611
6.750%, 8/15/26	100,000	108,699
4.250%, 5/15/39	132,000	136,591
4.500%, 8/15/39	208,000	221,593
4.375%, 11/15/39	908,000	952,573
4.625%, 2/15/40	626,000	676,125
1.125%, 5/15/40	755,000	476,244
1.125%, 8/15/40	755,000	472,845
3.875%, 8/15/40	526,000	515,799
1.375%, 11/15/40	5,995,000	3,925,519
4.250%, 11/15/40	526,000	540,493
1.875%, 2/15/41	2,300,000	1,636,491
4.375%, 5/15/41	3,200,000	3,335,344
3.250%, 5/15/42	2,600,000	2,296,782
3.125%, 2/15/43	780,000	670,154
2.875%, 5/15/43	2,680,000	2,205,649
3.625%, 8/15/43	2,480,000	2,298,101
3.750%, 11/15/43	2,180,000	2,057,811
3.625%, 2/15/44	1,300,000	1,202,420
3.375%, 5/15/44	1,200,000	1,065,754
3.125%, 8/15/44	800,000	681,138
3.000%, 11/15/44	1,000,000	832,626
2.500%, 2/15/45#	3,083,000	2,343,111
3.000%, 5/15/45	300,000	249,281
2.875%, 8/15/45	1,800,000	1,461,331
2.250%, 8/15/46	600,000	428,980
2.875%, 11/15/46	715,000	578,110
3.000%, 5/15/47	1,100,000	908,381
2.750%, 11/15/47#	2,997,000	2,363,250
3.000%, 2/15/48#	4,449,000	3,682,866
2.875%, 5/15/49	900,000	731,391
1.250%, 5/15/50	1,000,000	544,508
1.375%, 8/15/50	2,502,000	1,408,252
1.625%, 11/15/50	1,700,000	1,023,940
1.875%, 2/15/51	4,000	2,572
2.375%, 5/15/51	10,900,000	7,903,342
2.250%, 2/15/52	7,000	4,924
2.875%, 5/15/52	116,000	93,984
3.000%, 8/15/52	18,400,000	15,348,055
4.000%, 11/15/52	350,000	353,938
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/49 TIPS	100,000	99,303
0.250%, 2/15/50 TIPS	100,000	78,461
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	3,400,000	4,253,778
0.500%, 4/15/24 TIPS	100,000	114,993
0.125%, 7/15/31 TIPS	1,900,000	1,867,513
0.125%, 1/15/32 TIPS	300,000	282,773
0.625%, 7/15/32 TIPS	1,700,000	1,600,545
U.S. Treasury Notes
1.500%, 1/15/23	164,000	163,804
0.500%, 3/15/23	4,510,000	4,476,467
0.125%, 3/31/23	672,000	665,217
0.250%, 4/15/23	4,510,000	4,456,712
0.125%, 4/30/23	672,000	662,609
0.125%, 5/31/23	672,000	659,977
2.750%, 5/31/23	10,000	9,926
0.125%, 1/15/24	4,500,000	4,290,700
2.250%, 1/31/24	2,250,000	2,190,944
2.500%, 1/31/24	1,200,000	1,171,928
2.750%, 2/15/24	837,000	818,949
2.125%, 2/29/24	1,150,000	1,116,975
2.125%, 3/31/24	700,000	678,331
0.375%, 4/15/24	1,547,000	1,464,179
2.000%, 4/30/24	1,475,000	1,423,730
2.500%, 4/30/24	114,000	110,750
2.500%, 5/15/24	1,387,000	1,346,581
2.000%, 5/31/24	2,200,000	2,120,162
0.250%, 6/15/24	175,000	164,294
1.750%, 6/30/24	508,000	486,996
2.000%, 6/30/24	550,000	529,028
3.000%, 6/30/24	1,064,000	1,038,677
1.750%, 7/31/24	1,019,000	975,035
2.125%, 7/31/24	5,310,000	5,109,493
2.375%, 8/15/24	2,200,000	2,123,621

See Notes to Financial Statements.

1453

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
1.250%, 8/31/24	$1,500,000	$1,420,743
1.875%, 8/31/24	1,800,000	1,722,385
3.250%, 8/31/24	147,000	143,997
1.500%, 9/30/24	1,682,000	1,597,949
2.125%, 9/30/24	650,000	623,942
1.500%, 10/31/24	8,801,000	8,342,997
2.250%, 10/31/24	1,800,000	1,729,660
0.750%, 11/15/24	1,000,000	933,922
1.500%, 11/30/24	16,000	15,145
2.125%, 11/30/24	300,000	287,310
4.500%, 11/30/24 (x)	122,000	122,073
1.750%, 12/31/24	8,230,000	7,816,311
2.250%, 12/31/24	850,000	815,073
4.250%, 12/31/24	600,000	598,277
1.375%, 1/31/25	352,000	330,943
2.000%, 2/15/25	962,000	915,875
1.750%, 3/15/25	75,000	70,914
0.500%, 3/31/25	464,000	426,582
0.375%, 4/30/25	4,491,000	4,102,398
2.125%, 5/15/25	1,653,000	1,572,405
2.750%, 5/15/25	131,000	126,390
3.000%, 7/15/25	87,000	84,343
2.000%, 8/15/25	1,000,000	945,000
3.125%, 8/15/25	181,000	175,895
0.250%, 8/31/25	1,200,000	1,080,423
3.500%, 9/15/25	24,000	23,545
2.250%, 11/15/25	3,400,000	3,221,491
4.500%, 11/15/25	256,000	257,829
0.375%, 11/30/25	1,543,000	1,381,670
4.000%, 12/15/25	1,300,000	1,293,143
0.375%, 12/31/25	2,043,000	1,827,198
0.375%, 1/31/26	3,100,000	2,761,313
1.625%, 2/15/26	3,375,000	3,125,388
0.500%, 2/28/26	3,000,000	2,676,595
0.750%, 4/30/26	6,555,000	5,866,686
2.375%, 4/30/26	650,000	614,654
1.625%, 5/15/26	6,950,000	6,404,323
0.750%, 5/31/26	3,468,000	3,096,770
0.875%, 6/30/26	2,000,000	1,790,143
0.625%, 7/31/26	1,950,000	1,724,559
1.500%, 8/15/26	10,603,000	9,679,857
0.875%, 9/30/26	2,000,000	1,778,321
2.000%, 11/15/26	3,118,000	2,886,419
1.500%, 1/31/27	71,000	64,188
2.250%, 2/15/27	3,625,000	3,377,163
0.625%, 3/31/27	1,750,000	1,520,267
2.375%, 5/15/27	2,510,000	2,343,141
0.500%, 5/31/27	2,228,000	1,913,297
0.500%, 6/30/27	750,000	642,360
2.250%, 8/15/27	6,675,000	6,183,654
0.500%, 8/31/27	1,000,000	852,447
4.125%, 9/30/27	13,000	13,069
2.250%, 11/15/27	4,710,000	4,346,258
0.625%, 11/30/27	875,000	744,133
3.875%, 11/30/27	633,000	630,472
0.625%, 12/31/27	800,000	678,999
3.875%, 12/31/27	500,000	498,055
2.750%, 2/15/28	3,110,000	2,928,890
1.250%, 3/31/28	848,000	738,670
1.250%, 4/30/28	231,000	200,829
2.875%, 5/15/28	4,510,000	4,264,676
1.250%, 6/30/28	500,000	433,167
2.875%, 8/15/28	3,290,000	3,103,491
3.125%, 11/15/28	3,728,000	3,562,123
2.625%, 2/15/29	2,224,000	2,060,686
2.375%, 5/15/29	3,630,000	3,307,537
1.625%, 8/15/29	539,000	468,694
3.875%, 9/30/29	16,000	15,920
4.000%, 10/31/29	213,000	213,584
1.750%, 11/15/29	530,000	463,526
1.500%, 2/15/30	1,851,000	1,580,840
0.625%, 5/15/30	2,090,000	1,658,235
0.625%, 8/15/30	1,622,000	1,280,234
0.875%, 11/15/30	1,900,000	1,523,590
1.125%, 2/15/31	3,000,000	2,452,507
1.625%, 5/15/31	2,552,000	2,154,022
1.250%, 8/15/31	2,000,000	1,628,438
1.375%, 11/15/31	4,950,000	4,043,377
1.875%, 2/15/32	3,200,000	2,722,707
2.875%, 5/15/32	1,860,900	1,720,916
2.750%, 8/15/32	2,028,000	1,852,147
4.125%, 11/15/32	8,460,000	8,656,115

Total U.S. Treasury Obligations		275,757,309

Total Long-Term Debt Securities (103.4%) (Cost $1,034,031,607)		907,687,275

SHORT-TERM INVESTMENTS:
Commercial Paper (2.1%)
American Electric Power Co., Inc.
5.69%, 1/4/23 (n)(p)	300,000	299,810
5.48%, 1/5/23 (n)(p)	400,000	399,696
4.91%, 1/19/23 (n)(p)	400,000	398,967
AT&T, Inc. 6.06%, 1/3/23 (n)(p)§	400,000	399,798
CNH Industrial Capital LLC 5.18%, 2/21/23 (n)(p)	300,000	297,770
Consolidated Edison Co. of New York, Inc. 4.90%, 1/20/23 (n)(p)	600,000	598,371
Constellation Brands, Inc.
5.39%, 1/10/23 (n)(p)§	400,000	399,402
5.33%, 1/12/23 (n)(p)§	500,000	499,114
5.24%, 1/17/23 (n)(p)§	500,000	498,766
Crown Castle, Inc.
6.07%, 1/4/23 (n)(p)§	300,000	299,798
5.84%, 1/5/23 (n)(p)§	400,000	399,676
5.16%, 1/31/23 (n)(p)	500,000	497,786
Dominion Energy, Inc. 4.83%, 1/31/23 (n)(p)	800,000	796,686
Duke Energy Corp.
5.09%, 1/9/23 (n)(p)§	800,000	798,983
5.02%, 1/11/23 (n)(p)§	400,000	399,388
4.92%, 1/17/23 (n)(p)§	400,000	399,072
Electricite de France SA 4.88%, 1/20/23 (n)(p)§	400,000	398,919
Enbridge US, Inc.
5.94%, 1/4/23 (n)(p)§	600,000	599,604
5.30%, 1/9/23 (n)(p)§	400,000	399,471
5.06%, 1/20/23 (n)(p)§	400,000	398,878
Entergy Corp. 5.04%, 1/12/23 (n)(p)§	400,000	399,329

See Notes to Financial Statements.

1454

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
Fiserv, Inc.
5.12%, 1/9/23 (n)(p)		$500,000	$499,361
4.92%, 1/17/23 (n)(p)		500,000	498,840
Humana, Inc.
4.96%, 1/17/23 (n)(p)		400,000	399,065
4.87%, 2/1/23 (n)(p)§		400,000	398,278
McCormick & Co., Inc. 4.89%, 1/27/23 (n)(p)§		500,000	498,173
Mercedes-Benz Finance North America LLC 4.89%, 1/30/23 (n)(p)§		500,000	497,970
National Grid North America, Inc.
4.89%, 1/23/23 (n)(p)§		600,000	598,131
4.89%, 1/24/23 (n)(p)§		400,000	398,700
Oracle Corp.
4.80%, 1/26/23 (n)(p)		500,000	498,271
4.81%, 1/27/23 (n)(p)		500,000	498,205
Parker-Hannifin Corp. 4.73%, 1/19/23 (n)(p)§		400,000	399,003
Quanta Services, Inc. 5.39%, 1/11/23 (n)(p)§		400,000	399,343
Republic Services, Inc. 4.99%, 1/12/23 (n)(p)		500,000	499,170
Tampa Electric Co. 5.01%, 1/12/23 (n)(p)§		500,000	499,167
Targa Resources Corp. 4.65%, 1/13/23 (n)(p)§		500,000	499,161
TransCanada PipeLines Ltd. 4.91%, 1/19/23 (n)(p)§		400,000	398,967
Vodafone Group plc 5.55%, 1/5/23 (n)(p)§		500,000	499,615
VW Credit, Inc.
4.89%, 1/25/23 (n)(p)§		400,000	398,646
4.89%, 1/27/23 (n)(p)§		500,000	498,173
Walgreens Boots Alliance, Inc. 5.09%, 1/11/23 (n)(p)§		500,000	499,224

Total Commercial Paper			18,954,747

Foreign Government Treasury Bill (0.2%)
Japan Treasury Bills 0.27%, 2/27/23 (p)	JPY	200,000,000	1,523,265

	Number of Shares		Value (Note 1)
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares		6,329,054	6,332,218

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank Securities, Inc.,
4.20%, dated 12/30/22, due 1/3/23, repurchase price $1,426,156, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $1,454,000. (xx)		$1,425,491	1,425,491
National Bank of Canada,
4.45%, dated 12/30/22, due 1/6/23, repurchase price $2,001,731, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 3/2/23-5/15/52; total market value $2,177,657. (xx)		2,000,000	2,000,000
TD Prime Services LLC,
4.40%, dated 12/30/22, due 1/3/23, repurchase price $2,335,179, collateralized by various Common Stocks; total market value $2,592,291. (xx)		2,334,037	2,334,037

Total Repurchase Agreements			5,759,528

U.S. Government Agency Security (0.4%)
FHLB 3.75%, 2/3/23 (o)(p)		3,700,000	3,686,925

U.S. Treasury Obligation (1.4%)
U.S. Treasury Bills 3.50%, 1/26/23 (p)(v)		12,100,000	12,069,449

Total Short-Term Investments (5.5%) (Cost $48,226,877)			48,326,132

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 06/16/2023 at USD 97.00, American Style Notional Amount: USD 50,000,000 Exchange Traded*		200	78,750
U.S. Treasury 10 Year Note 01/27/2023 at USD 114.50, American Style Notional Amount: USD 400,000 Exchange Traded*		4	812

Total Options Purchased (0.0%)† (Cost $133,148)			79,562

Total Investments Before Securities Sold Short (108.9%) (Cost $1,082,391,632)			956,092,969

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (0.0%)†
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 1/25/53 TBA		$(95,000)	(73,477)
4.000%, 1/25/53 TBA		(81,100)	(76,259)
4.000%, 2/25/53 TBA		(100,000)	(94,047)

Total Securities Sold Short (0.0%)† (Proceeds Received $247,207)			(243,783)

Total Investments after Securities Sold Short (108.9%) (Cost $1,082,144,425)			955,849,186
Other Assets Less Liabilities (-8.9%)			(78,433,774)

Net Assets (100%)			$877,415,412

See Notes to Financial Statements.

1455

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $148,622,928 or 16.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $772,707.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $9,773,026 or 1.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2022.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $121,692.
(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $5,968,277. This was collateralized by $346,631 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 4/15/23 - 2/15/52 and by cash of $5,759,528 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2022.

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PIK	—	Payment-in Kind Security
PEN	—	Peruvian Sol
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

1456

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Country Diversification As a Percentage of Total Net Assets
Argentina	0.0	%#
Australia	0.1
Austria	0.1
Belgium	0.1
Bermuda	0.2
Brazil	0.1
Canada	0.6
Cayman Islands	1.9
Chile	0.0	#
China	0.3
Colombia	0.1
Denmark	0.1
France	0.3
Germany	0.6
Guernsey	0.0	#
India	0.0	#
Indonesia	0.0	#
Ireland	0.2
Israel	0.0	#
Italy	0.4
Ivory Coast	0.1
Japan	1.3
Mexico	0.1
Netherlands	0.2
Norway	0.0	#
Panama	0.0	#
Peru	0.2
Philippines	0.0	#
Poland	0.0	#
Portugal	0.0	#
Qatar	0.1
Romania	0.1
Russia	0.0	#
Saudi Arabia	0.0	#
Serbia	0.1
South Africa	0.1
South Korea	0.1
Spain	0.0	#
Supranational	0.7
Sweden	0.0	#
Switzerland	0.2
Thailand	0.1
Turkey	0.0	#
United Kingdom	2.2
United States	98.2
Uruguay	0.0	#
Cash and Other	(8.9)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	14	3/2023	EUR	1,992,129	(128,097)
U.S. Treasury 2 Year Note	271	3/2023	USD	55,576,172	(13,228)
U.S. Treasury 5 Year Note	315	3/2023	USD	33,997,852	(6,219)
U.S. Treasury 10 Year Note	88	3/2023	USD	9,882,125	(23,496)
U.S. Treasury 10 Year Ultra Note	11	3/2023	USD	1,301,094	(1,820)
U.S. Treasury Long Bond	23	3/2023	USD	2,882,906	1,485
U.S. Treasury Ultra Bond	16	3/2023	USD	2,149,000	(3,187)

					(174,562)

Short Contracts
Euro-BTP	(11)	3/2023	EUR	(1,282,528)	94,489
Euro-Buxl	(1)	3/2023	EUR	(144,768)	30,048
Japan 10 Year Bond	(24)	3/2023	JPY	(26,600,427)	481,036
Long Gilt	(34)	3/2023	GBP	(4,106,320)	266,764
U.S. Treasury 10 Year Note	(19)	3/2023	USD	(2,133,641)	5,610
U.S. Treasury 10 Year Ultra Note	(55)	3/2023	USD	(6,505,469)	86,561
U.S. Treasury Long Bond	(29)	3/2023	USD	(3,634,969)	(2,080)
U.S. Treasury Ultra Bond	(15)	3/2023	USD	(2,014,688)	(4,592)

					957,836

					783,274

See Notes to Financial Statements.

1457

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	6,119,509	USD	1,154,820	JPMorgan Chase Bank**	1/4/2023	4,232
USD	808,497	AUD	1,187,000	Bank of America	1/10/2023	128
JPY	34,600,000	USD	264,459	Bank of America	2/16/2023	729
USD	188,129	MXN	3,697,339	HSBC Bank plc	2/21/2023	104
USD	72,850	MXN	1,414,890	Toronto Dominion Bank	2/21/2023	897
PEN	516,972	USD	131,345	Deutsche Bank AG**	3/14/2023	3,916
CLP	11,704,351	USD	13,212	Goldman Sachs Bank USA**	3/15/2023	461
BRL	6,119,509	USD	1,128,134	Goldman Sachs Bank USA**	4/4/2023	11,046

Total unrealized appreciation						21,513

USD	1,148,233	BRL	6,119,509	Goldman Sachs Bank USA**	1/4/2023	(10,820)
GBP	189,000	USD	229,326	Barclays Bank plc	1/10/2023	(798)
GBP	188,000	USD	231,171	HSBC Bank plc	1/10/2023	(3,852)
USD	319,303	AUD	476,344	HSBC Bank plc	1/10/2023	(5,096)
USD	316,712	DKK	2,265,000	Bank of America	1/10/2023	(9,490)
USD	4,171,318	EUR	3,980,000	HSBC Bank plc	1/10/2023	(90,888)
USD	10,253,103	GBP	8,491,000	JPMorgan Chase Bank	1/10/2023	(13,721)
USD	167,436	MYR	740,401	Goldman Sachs Bank USA**	1/18/2023	(751)
USD	41,062	COP	204,830,167	HSBC Bank plc**	2/16/2023	(833)
USD	2,750	EUR	2,583	Bank of New York Mellon Corp.	2/21/2023	(24)
USD	32,516	EUR	30,291	Deutsche Bank AG	2/21/2023	(18)
USD	71,672	MXN	1,435,617	JPMorgan Chase Bank	2/21/2023	(1,336)
USD	1,445,855	JPY	200,000,000	HSBC Bank plc	2/27/2023	(89,198)
IDR	200,664,939	USD	12,886	HSBC Bank plc**	3/15/2023	(8)
USD	53,538	CAD	73,000	Toronto Dominion Bank	3/15/2023	(406)
USD	698,106	EUR	654,000	UBS AG	3/15/2023	(5,361)
USD	1,496,784	PEN	5,955,703	Goldman Sachs Bank USA**	5/10/2023	(54,855)

Total unrealized depreciation						(287,455)

Net unrealized depreciation						(265,942)

**	Non-deliverable forward.

Written Call Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	200	USD	(50,000,000)	USD	97.63	6/16/2023	(30,000)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD	(400,000)	USD	116.50	1/27/2023	(188)
U.S. Treasury 5 Year Note	Exchange Traded	1	USD	(100,000)	USD	108.25	1/27/2023	(484)

								(30,672)

Written Put Options Contracts as of December 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	65	USD	(16,250,000)	USD	96.50	12/18/2023	(229,125)

Total Written Options Contracts (Premiums Received ($137,795))								(259,797)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$68,299,451	$—	$68,299,451
Collateralized Mortgage Obligations	—	80,488,396	300,293	80,788,689
Commercial Mortgage-Backed Securities	—	57,818,582	—	57,818,582
Corporate Bonds
Communication Services	—	12,872,370	—	12,872,370
Consumer Discretionary	—	8,799,819	—	8,799,819
Consumer Staples	—	6,436,154	—	6,436,154
Energy	—	15,024,194	—	15,024,194
Financials	—	71,719,420	—	71,719,420
Health Care	—	12,570,228	—	12,570,228
Industrials	—	12,288,108	—	12,288,108
Information Technology	—	20,418,707	—	20,418,707
Materials	—	3,928,339	—	3,928,339
Real Estate	—	10,914,023	—	10,914,023
Utilities	—	25,186,677	—	25,186,677
Foreign Government Securities	—	8,677,094	1,006	8,678,100
Forward Currency Contracts	—	21,513	—	21,513
Futures	965,993	—	—	965,993
Loan Participations
Financials	—	907,861	—	907,861
Mortgage-Backed Securities	—	191,398,899	—	191,398,899
Municipal Bonds	—	1,833,177	—	1,833,177
Options Purchased
Call Options Purchased	79,562	—	—	79,562
Short-Term Investments
Commercial Paper	—	18,954,747	—	18,954,747
Foreign Government Treasury Bill	—	1,523,265	—	1,523,265
Investment Company	6,332,218	—	—	6,332,218
Repurchase Agreements	—	5,759,528	—	5,759,528
U.S. Government Agency Security	—	3,686,925	—	3,686,925
U.S. Treasury Obligation	—	12,069,449	—	12,069,449
Supranational	—	6,278,502	—	6,278,502
U.S. Government Agency Securities	—	15,768,666	—	15,768,666
U.S. Treasury Obligations	—	275,757,309	—	275,757,309

Total Assets	$7,377,773	$949,401,403	$301,299	$957,080,475

Liabilities:
Forward Currency Contracts	$—	$(287,455)	$—	$(287,455)
Futures	(182,719)	—	—	(182,719)
Mortgage-Backed Securities	—	(243,783)	—	(243,783)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Options Written
Call Options Written	$(30,672)	$—	$—	$(30,672)
Put Options Written	(229,125)	—	—	(229,125)

Total Liabilities	$(442,516)	$(531,238)	$—	$(973,754)

Total	$6,935,257	$948,870,165	$301,299	$956,106,721

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,045,555	*
Foreign exchange contracts	Receivables	21,513

Total		$1,067,068

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(442,516	)*
Foreign exchange contracts	Payables	(287,455)

Total		$(729,971)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(102,464)	$(3,627,321)	$—	$(3,729,785)
Foreign exchange contracts	—	—	1,469,992	1,469,992

Total	$(102,464)	$(3,627,321)	$1,469,992	$(2,259,793)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(179,699)	$554,855	$—	$375,156
Foreign exchange contracts	—	—	48,475	48,475

Total	$(179,699)	$554,855	$48,475	$423,631

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $60,382,000, futures contracts with an average notional balance of approximately $155,825,000 and option contracts with an average notional balance of approximately $168,000 during the year ended December 31, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$857	$(857)	$—	$—
Deutsche Bank AG	3,916	(18)	—	3,898
Goldman Sachs Bank USA	11,507	(11,507)	—	—
HSBC Bank plc	104	(104)	—	—
JPMorgan Chase Bank	4,232	(4,232)	—	—
Toronto Dominion Bank	897	(406)	—	491

Total	$21,513	$(17,124)	$—	$4,389

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$9,490	$(857)	$—	$8,633
Bank of New York Mellon Corp.	24	—	—	24
Barclays Bank plc	798	—	—	798
Deutsche Bank AG	18	(18)	—	—
Goldman Sachs Bank USA	66,426	(11,507)	—	54,919
HSBC Bank plc	189,875	(104)	(121,692)	68,079
JPMorgan Chase Bank	15,057	(4,232)	—	10,825
Toronto Dominion Bank	406	(406)	—	—
UBS AG	5,361	—	—	5,361

Total	$287,455	$(17,124)	$(121,692)	$148,639

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,302,650,193
Long-term U.S. government debt securities	144,337,900

$2,446,988,093

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,333,254,963
Long-term U.S. government debt securities	135,713,580

$2,468,968,543

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,116,923
Aggregate gross unrealized depreciation	(133,024,176)

Net unrealized depreciation	$(128,907,253)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,085,013,974

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,076,632,104)	$950,333,441
Repurchase Agreements (Cost $5,759,528)	5,759,528
Cash	7,098,617
Foreign cash (Cost $821,066)	832,439
Cash held as collateral at broker for futures	1,108,000
Receivable for forward settling transactions	66,949,869
Dividends, interest and other receivables	4,887,689
Due from broker	1,012,178
Due from broker for futures variation margin	138,227
Receivable for Portfolio shares sold	116,224
Unrealized appreciation on forward foreign currency contracts	21,513
Receivable for securities sold	10,388
Securities lending income receivable	7,470
Other assets	4,108

Total assets	1,038,279,691

LIABILITIES
Payable for forward settling transactions	149,904,833
Payable for return of collateral on securities loaned	5,759,528
Payable for securities purchased	1,952,025
Payable for return of cash collateral on forward settling transactions	1,070,000
Payable for Portfolio shares redeemed	458,172
Investment management fees payable	302,893
Unrealized depreciation on forward foreign currency contracts	287,455
Options written, at value (Premiums received $137,795)	259,797
Securities sold short (Proceeds received $247,207)	243,783
Administrative fees payable	98,100
Distribution fees payable – Class IB	52,289
Distribution fees payable – Class IA	4,977
Payable for return of cash collateral on forward foreign currency contracts	1,000
Other liabilities	247,472
Accrued expenses	221,955

Total liabilities	160,864,279

NET ASSETS	$877,415,412

Net assets were comprised of:
Paid in capital	$1,056,408,867
Total distributable earnings (loss)	(178,993,455)

Net assets	$877,415,412

Class IA
Net asset value, offering and redemption price per share, $23,451,664 / 2,781,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.43

Class IB
Net asset value, offering and redemption price per share, $243,814,668 / 28,840,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.45

Class K
Net asset value, offering and redemption price per share, $610,149,080 / 72,334,663 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

(x)	Includes value of securities on loan of $5,968,277.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest (net of $207 foreign withholding tax)	$27,019,413
Dividends	100,194
Securities lending (net)	58,134

Total income	27,177,741

EXPENSES
Investment management fees	5,166,251
Administrative fees	1,166,720
Distribution fees – Class IB	655,028
Custodian fees	268,700
Professional fees	105,464
Distribution fees – Class IA	66,457
Printing and mailing expenses	43,534
Trustees’ fees	31,285
Miscellaneous	152,268

Gross expenses	7,655,707
Less: Waiver from investment manager	(1,258,346)

Net expenses	6,397,361

NET INVESTMENT INCOME (LOSS)	20,780,380

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(37,418,481)
Futures contracts	(3,627,321)
Forward foreign currency contracts	1,469,992
Foreign currency transactions	(280,359)
Options written	(74,983)
Securities sold short	235,395

Net realized gain (loss)	(39,695,757)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(114,246,479)
Futures contracts	554,855
Forward foreign currency contracts	48,475
Foreign currency translations	9,789
Options written	(123,401)
Securities sold short	3,064

Net change in unrealized appreciation (depreciation)	(113,753,697)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(153,449,454)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(132,669,074)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,780,380	$16,860,253
Net realized gain (loss)	(39,695,757)	1,017,516
Net change in unrealized appreciation (depreciation)	(113,753,697)	(31,270,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(132,669,074)	(13,392,437)

Distributions to shareholders:
Class IA	(617,131)	(480,585)
Class IB	(6,071,097)	(4,723,055)
Class K	(16,934,161)	(14,016,298)

Total distributions to shareholders	(23,622,389)	(19,219,938)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 274,684 and 308,325 shares, respectively ]	2,451,214	3,083,962
Capital shares issued in reinvestment of dividends and distributions [ 70,057 and 48,170 shares, respectively ]	617,131	480,585
Capital shares repurchased [ (632,606) and (271,364) shares, respectively ]	(5,548,050)	(2,720,143)

Total Class IA transactions	(2,479,705)	844,404

Class IB
Capital shares sold [ 5,100,820 and 5,347,435 shares, respectively ]	45,381,375	53,764,213
Capital shares issued in reinvestment of dividends and distributions [ 687,264 and 472,094 shares, respectively ]	6,071,097	4,723,055
Capital shares repurchased [ (7,230,741) and (2,894,917) shares, respectively ]	(64,308,760)	(29,044,371)

Total Class IB transactions	(12,856,288)	29,442,897

Class K
Capital shares sold [ 3,013,987 and 11,874,212 shares, respectively ]	25,662,556	119,478,458
Capital shares issued in reinvestment of dividends and distributions [ 1,919,641 and 1,403,883 shares, respectively ]	16,934,161	14,016,298
Capital shares repurchased [ (9,866,514) and (7,292,851) shares, respectively ]	(89,203,796)	(73,015,060)

Total Class K transactions	(46,607,079)	60,479,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,943,072)	90,766,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	(218,234,535)	58,154,622
NET ASSETS:
Beginning of year	1,095,649,947	1,037,495,325

End of year	$877,415,412	$1,095,649,947

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022	2021	2020	2019		2018
Net asset value, beginning of year	$9.89	$10.20	$9.96	$9.56		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.14	0.17	0.23		0.22
Net realized and unrealized gain (loss)	(1.43)	(0.29)	0.46	0.46		(0.26)

Total from investment operations	(1.25)	(0.15)	0.63	0.69		(0.04)

Less distributions:
Dividends from net investment income	(0.21)	(0.15)	(0.20)	(0.21)		(0.26)
Distributions from net realized gains	—	(0.01)	(0.19)	(0.08)		—

Total dividends and distributions	(0.21)	(0.16)	(0.39)	(0.29)		(0.26)

Net asset value, end of year	$8.43	$9.89	$10.20	$9.96		$9.56

Total return	(12.71)%	(1.47)%	6.31%	7.33%		(0.37)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,452	$30,369	$30,439	$27,944		$28,429
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.89%	0.90%	0.93	%(g)	0.96	%(g)
Before waivers (f)	0.98%	0.97%	1.00%	1.03	%(g)	1.06	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.02%	1.38%	1.66%	2.35%		2.30%
Before waivers (f)	1.89%	1.30%	1.56%	2.24%		2.20%
Portfolio turnover rate^	251%	246%	324%	314%		312%

	Year Ended December 31,
Class IB	2022	2021	2020	2019		2018
Net asset value, beginning of year	$9.92	$10.23	$9.99	$9.58		$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.14	0.17	0.23		0.22
Net realized and unrealized gain (loss)	(1.44)	(0.29)	0.46	0.47		(0.26)

Total from investment operations	(1.26)	(0.15)	0.63	0.70		(0.04)

Less distributions:
Dividends from net investment income	(0.21)	(0.15)	(0.20)	(0.21)		(0.26)
Distributions from net realized gains	—	(0.01)	(0.19)	(0.08)		—

Total dividends and distributions	(0.21)	(0.16)	(0.39)	(0.29)		(0.26)

Net asset value, end of year	$8.45	$9.92	$10.23	$9.99		$9.58

Total return	(12.77)%	(1.47)%	6.29%	7.42%		(0.37)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$243,815	$300,420	$279,779	$269,676		$253,339
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.89%	0.90%	0.93	%(g)	0.96	%(g)
Before waivers (f)	0.98%	0.97%	1.00%	1.03	%(g)	1.06	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.02%	1.38%	1.67%	2.35%		2.30%
Before waivers (f)	1.89%	1.30%	1.57%	2.24%		2.20%
Portfolio turnover rate^	251%	246%	324%	314%		312%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022	2021	2020	2019		2018
Net asset value, beginning of year	$9.90	$10.20	$9.97	$9.56		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.16	0.20	0.26		0.24
Net realized and unrealized gain (loss)	(1.43)	(0.28)	0.44	0.47		(0.26)

Total from investment operations	(1.23)	(0.12)	0.64	0.73		(0.02)

Less distributions:
Dividends from net investment income	(0.23)	(0.17)	(0.22)	(0.24)		(0.28)
Distributions from net realized gains	—	(0.01)	(0.19)	(0.08)		—

Total dividends and distributions	(0.23)	(0.18)	(0.41)	(0.32)		(0.28)

Net asset value, end of year	$8.44	$9.90	$10.20	$9.97		$9.56

Total return	(12.47)%	(1.15)%	6.46%	7.71%		(0.12)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$610,149	$764,860	$727,277	$608,354		$423,776
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.64%	0.65%	0.68	%(g)	0.71	%(g)
Before waivers (f)	0.73%	0.72%	0.75%	0.78	%(g)	0.81	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.27%	1.63%	1.91%	2.59%		2.55%
Before waivers (f)	2.14%	1.55%	1.81%	2.48%		2.45%
Portfolio turnover rate^	251%	246%	324%	314%		312%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2018 and 2019, respectively.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	Wellington Management Company LLP (Effective May 27, 2022, Allianz Global Investors U.S. LLC was terminated as a Sub-Adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	(37.28)%	10.38%	15.05%
Portfolio – Class IB Shares	(37.29)	10.37	15.05
Portfolio – Class K Shares	(37.13)	10.64	15.37
S&P North American Technology Sector Index	(35.36)	11.73	16.60
Russell 1000® Index	(19.13)	9.13	12.37

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (37.29)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the S&P North American Technology Sector Index and the Russell 1000® Index, which returned (35.36)% and (19.13)%, respectively.

Portfolio Highlights

What helped performance during the year?

•	Allocation to the Internet Software & Services subsector contributed to relative performance, led by a relative underweight in Shopify, Inc.

•	Security selection in Electronic Equipment & Instruments was also positive, led by an out-of-benchmark position in Flex Ltd.

•	In Semiconductors & Semiconductor Equipment, underweighting Nvidia Corp. and overweighting ON Semiconductor Corp. aided relative performance.

•	Also, underweighting Paypal Holdings Inc. in IT Services was additive.

What hurt performance during the year?

•

The IT Services subsector was the largest detractor from performance, both from a relative underweight to the benchmark and security selection. Specific holdings which detracted included an overweight in MongoDB, Inc. and underweights in Mastercard, Inc. and Visa, Inc.

•	The Software subsector was also negative from both an overweight position and security selection. Notably, a relative overweight in Zscaler, Inc., a cloud security company, detracted.

•	A Semiconductors & Semiconductor Equipment subsector overweight as well as security selection was also detrimental, led by a relative overweight in Marvell Technology, Inc.

Sector Weightings as of December 31, 2022	% of Net Assets
Information Technology	51.9%
Exchange Traded Funds	33.2
Communication Services	7.3
Consumer Discretionary	6.7
Repurchase Agreements	1.2
Health Care	0.6
Investment Company	0.2
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including

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MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class IA
Actual	$1,000.00	$949.30	$5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.26	6.01
Class IB
Actual	1,000.00	949.00	5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.26	6.01
Class K
Actual	1,000.00	950.30	4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.74

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.18%, 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1467

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Entertainment (0.9%)
Activision Blizzard, Inc.	31,213	$2,389,355
Electronic Arts, Inc.	11,495	1,404,459
Netflix, Inc.*	19,254	5,677,620
Playtika Holding Corp.*	3,957	33,674
ROBLOX Corp., Class A (x)*	15,894	452,343
Take-Two Interactive Software, Inc.*	6,915	720,059

		10,677,510

Interactive Media & Services (6.4%)
Alphabet, Inc., Class A*	463,682	40,910,663
Alphabet, Inc., Class C*	179,245	15,904,409
Bumble, Inc., Class A*	3,466	72,959
Cargurus, Inc.*	179,538	2,515,327
IAC, Inc.*	3,422	151,937
Match Group, Inc.*	12,241	507,879
Meta Platforms, Inc., Class A*	98,553	11,859,868
Pinterest, Inc., Class A*	25,751	625,234
Shutterstock, Inc.	1,052	55,461
Snap, Inc., Class A*	44,070	394,427
TripAdvisor, Inc.*	4,592	82,564
Yelp, Inc.*	3,055	83,524
Ziff Davis, Inc.*	2,068	163,579
ZipRecruiter, Inc., Class A*	2,274	37,339
ZoomInfo Technologies, Inc., Class A*	11,853	356,894

		73,722,064

Total Communication Services		84,399,574

Consumer Discretionary (6.7%)
Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	42,477	3,631,783
Trainline plc (m)*	819,020	2,718,964
Trip.com Group Ltd.*	57,350	2,010,257

		8,361,004

Internet & Direct Marketing Retail (6.0%)
Amazon.com, Inc.*	754,057	63,340,788
Chewy, Inc., Class A (x)*	4,057	150,434
DoorDash, Inc., Class A*	11,520	562,406
eBay, Inc.	23,783	986,281
Etsy, Inc.*	38,998	4,671,180
Overstock.com, Inc.*	2,005	38,817
Qurate Retail, Inc.*	14,910	24,303
Revolve Group, Inc. (x)*	1,785	39,734
Wayfair, Inc., Class A (x)*	3,390	111,497
Xometry, Inc., Class A*	1,294	41,706

		69,967,146

Total Consumer Discretionary		78,328,150

Health Care (0.6%)
Health Care Equipment & Supplies (0.6%)
Hoya Corp.	68,976	6,677,386

Total Health Care		6,677,386

Information Technology (51.9%)
Communications Equipment (3.5%)
ADTRAN Holdings, Inc.	3,097	58,193
Arista Networks, Inc.*	84,911	10,303,950
Calix, Inc.*	2,495	170,733
Cambium Networks Corp.*	498	10,792
Ciena Corp.*	6,493	331,013
Cisco Systems, Inc.	179,952	8,572,913
Clearfield, Inc.*	501	47,164
CommScope Holding Co., Inc.*	9,131	67,113
Digi International, Inc.*	1,547	56,543
DZS, Inc.*	698	8,851
Extreme Networks, Inc.*	5,756	105,392
F5, Inc.*	53,135	7,625,404
Harmonic, Inc.*	275,125	3,604,138
Infinera Corp.*	8,379	56,474
Juniper Networks, Inc.	14,224	454,599
Lumentum Holdings, Inc.*	2,989	155,936
Motorola Solutions, Inc.	7,328	1,888,499
NETGEAR, Inc.*	1,267	22,945
NetScout Systems, Inc.*	3,008	97,790
Nokia OYJ (ADR)	1,482,545	6,879,009
Ribbon Communications, Inc.*	3,905	10,895
Viasat, Inc.*	3,313	104,856
Viavi Solutions, Inc.*	9,921	104,270

		40,737,472

Electronic Equipment, Instruments & Components (2.4%)
Advanced Energy Industries, Inc.	1,638	140,508
Amphenol Corp., Class A	26,011	1,980,478
Arrow Electronics, Inc.*	2,696	281,921
Avnet, Inc.	4,011	166,777
Badger Meter, Inc.	1,283	139,885
Belden, Inc.	1,876	134,884
Benchmark Electronics, Inc.	1,542	41,156
CDW Corp.	5,934	1,059,694
Celestica, Inc.*	4,560	51,391
Cognex Corp.	7,579	357,047
Coherent Corp.*	6,079	213,370
Corning, Inc.	33,362	1,065,582
ePlus, Inc.*	1,179	52,206
Fabrinet*	1,603	205,537
Flex Ltd.*	484,727	10,402,241
Hon Hai Precision Industry Co. Ltd.	1,347,000	4,378,172
Insight Enterprises, Inc.*	1,328	133,159
IPG Photonics Corp.*	1,409	133,390
Itron, Inc.*	1,980	100,287
Jabil, Inc.	5,901	402,448
Keysight Technologies, Inc.*	7,836	1,340,505
Knowles Corp. (x)*	3,986	65,450
Littelfuse, Inc.	1,085	238,917
Methode Electronics, Inc.	1,603	71,125
Mirion Technologies, Inc.*	5,350	35,363
National Instruments Corp.	5,722	211,142
Novanta, Inc.*	1,564	212,501
OSI Systems, Inc.*	687	54,630
PC Connection, Inc.	495	23,215
Plexus Corp.*	1,213	124,854
Rogers Corp.*	824	98,336
Sanmina Corp.*	2,517	144,199
TD SYNNEX Corp.	1,843	174,551
TE Connectivity Ltd.	13,941	1,600,427
Teledyne Technologies, Inc.*	2,054	821,415
Trimble, Inc.*	10,809	546,503
TTM Technologies, Inc.*	4,479	67,543

See Notes to Financial Statements.

1468

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Vishay Intertechnology, Inc.	5,679	$122,496
Vontier Corp.	6,924	133,841
Zebra Technologies Corp., Class A*	2,263	580,256

		28,107,402

IT Services (12.8%)
Accenture plc, Class A	27,614	7,368,520
Affirm Holdings, Inc. (x)*	9,175	88,722
Akamai Technologies, Inc.*	6,891	580,911
Automatic Data Processing, Inc.	18,181	4,342,714
AvidXchange Holdings, Inc.*	5,835	58,000
Block, Inc., Class A*	150,024	9,427,508
Broadridge Financial Solutions, Inc.	5,156	691,574
CGI, Inc.*	9,264	797,908
Cloudflare, Inc., Class A*	12,477	564,085
Cognizant Technology Solutions Corp., Class A	22,524	1,288,148
Concentrix Corp.	1,857	247,278
Conduent, Inc.*	7,287	29,512
CSG Systems International, Inc.	1,329	76,019
DigitalOcean Holdings, Inc.*	2,659	67,725
DXC Technology Co.*	10,083	267,200
EPAM Systems, Inc.*	2,521	826,233
Euronet Worldwide, Inc.*	2,065	194,895
Evertec, Inc.	2,858	92,542
ExlService Holdings, Inc.*	1,449	245,504
Fastly, Inc., Class A*	4,906	40,180
Fidelity National Information Services, Inc.	26,006	1,764,507
Fiserv, Inc.*	27,831	2,812,879
FleetCor Technologies, Inc.*	35,420	6,505,946
Flywire Corp.*	2,742	67,097
Gartner, Inc.*	3,463	1,164,053
Genpact Ltd.	185,395	8,587,496
Global Payments, Inc.	113,565	11,279,276
GoDaddy, Inc., Class A*	55,668	4,165,080
Grid Dynamics Holdings, Inc.*	2,270	25,469
International Business Machines Corp.	39,625	5,582,766
Jack Henry & Associates, Inc.	3,197	561,265
Kyndryl Holdings, Inc.*	8,946	99,480
Marqeta, Inc., Class A*	19,338	118,155
Mastercard, Inc., Class A	37,204	12,936,947
Maximus, Inc.	2,654	194,618
MongoDB, Inc.*	3,011	592,685
Nuvei Corp. (Non-Voting) (m)*	2,849	72,393
Okta, Inc.*	34,461	2,354,720
Paychex, Inc.	14,058	1,624,543
Payoneer Global, Inc.*	8,748	47,852
PayPal Holdings, Inc.*	127,864	9,106,474
Perficient, Inc.*	1,518	106,002
Rackspace Technology, Inc. (x)*	2,498	7,369
Remitly Global, Inc.*	4,263	48,811
Repay Holdings Corp.*	3,297	26,541
Sabre Corp. (x)*	14,391	88,936
Shift4 Payments, Inc., Class A*	2,323	129,925
Shopify, Inc., Class A*	52,156	1,810,335
Snowflake, Inc., Class A*	35,584	5,107,727
Squarespace, Inc., Class A*	1,794	39,773
SS&C Technologies Holdings, Inc.	9,605	500,036
TELUS International CDA, Inc.*	2,917	57,727
Thoughtworks Holding, Inc. (x)*	2,864	29,184
Toast, Inc., Class A*	13,550	244,307
TTEC Holdings, Inc.	828	36,540
Twilio, Inc., Class A*	7,649	374,495
VeriSign, Inc.*	23,626	4,853,725
Verra Mobility Corp.*	6,109	84,488
Visa, Inc., Class A	143,309	29,773,878
Western Union Co. (The)	16,925	233,057
WEX, Inc.*	50,312	8,233,559

		148,745,294

Semiconductors & Semiconductor Equipment (13.4%)
Advanced Micro Devices, Inc.*	230,911	14,956,105
Allegro MicroSystems, Inc.*	2,840	85,257
Ambarella, Inc.*	1,600	131,568
Amkor Technology, Inc.	4,402	105,560
Analog Devices, Inc.	22,542	3,697,564
Applied Materials, Inc.	37,705	3,671,713
ASPEED Technology, Inc.	35,000	1,918,791
Axcelis Technologies, Inc.*	1,440	114,278
Broadcom, Inc.	17,754	9,926,794
Cirrus Logic, Inc.*	2,413	179,720
Cohu, Inc.*	2,087	66,888
Credo Technology Group Holding Ltd. (x)*	3,959	52,694
Diodes, Inc.*	1,993	151,747
Enphase Energy, Inc.*	5,957	1,578,367
Entegris, Inc.	6,532	428,434
First Solar, Inc.*	4,345	650,838
FormFactor, Inc.*	3,376	75,048
Ichor Holdings Ltd.*	1,262	33,847
Impinj, Inc.*	931	101,647
Intel Corp.	319,843	8,453,450
KLA Corp.	36,063	13,596,833
Kulicke & Soffa Industries, Inc.	2,545	112,642
Lam Research Corp.	5,977	2,512,133
Lattice Semiconductor Corp.*	6,007	389,734
MACOM Technology Solutions Holdings, Inc.*	2,239	141,012
Marvell Technology, Inc.	215,218	7,971,675
MaxLinear, Inc.*	3,168	107,554
Microchip Technology, Inc.	24,105	1,693,376
Micron Technology, Inc.	187,918	9,392,142
MKS Instruments, Inc.	2,507	212,418
Monolithic Power Systems, Inc.	1,954	690,954
NVIDIA Corp.	109,129	15,948,112
NXP Semiconductors NV	11,357	1,794,747
ON Semiconductor Corp.*	226,031	14,097,553
Onto Innovation, Inc.*	2,170	147,755
Power Integrations, Inc.	2,507	179,802
Qorvo, Inc.*	4,444	402,804
QUALCOMM, Inc.	49,130	5,401,352
Rambus, Inc.*	4,711	168,748
Rohm Co. Ltd.	57,600	4,182,627
Semtech Corp.*	2,784	79,873
Silicon Laboratories, Inc.*	1,459	197,943
SiTime Corp.*	705	71,642
Skyworks Solutions, Inc.	7,032	640,826
SolarEdge Technologies, Inc.*	2,450	694,012
Synaptics, Inc.*	1,747	166,245
Teradyne, Inc.	6,826	596,251
Texas Instruments, Inc.	166,776	27,554,731
Ultra Clean Holdings, Inc.*	1,994	66,101

See Notes to Financial Statements.

1469

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Universal Display Corp.	1,905	$205,816
Wolfspeed, Inc.*	5,444	375,854

		156,173,577

Software (16.6%)
A10 Networks, Inc.	2,801	46,581
ACI Worldwide, Inc.*	4,925	113,275
Adeia, Inc.	4,604	43,646
Adobe, Inc.*	20,375	6,856,799
Agilysys, Inc.*	868	68,694
Alarm.com Holdings, Inc.*	2,187	108,213
Altair Engineering, Inc., Class A*	2,296	104,399
Alteryx, Inc., Class A*	2,682	135,897
ANSYS, Inc.*	3,818	922,391
Appfolio, Inc., Class A*	823	86,728
Appian Corp., Class A*	1,799	58,575
AppLovin Corp., Class A*	5,394	56,799
Asana, Inc., Class A*	3,302	45,469
Aspen Technology, Inc.*	1,273	261,474
Autodesk, Inc.*	9,460	1,767,790
Bentley Systems, Inc., Class B	8,613	318,336
Bill.com Holdings, Inc. (x)*	4,168	454,145
Black Knight, Inc.*	6,838	422,247
Blackbaud, Inc.*	1,955	115,071
BlackBerry Ltd.*	22,776	74,250
Blackline, Inc.*	2,384	160,372
Box, Inc., Class A*	6,237	194,158
C3.ai, Inc., Class A*	3,681	41,190
Cadence Design Systems, Inc.*	12,022	1,931,214
Cerence, Inc.*	1,726	31,983
Ceridian HCM Holding, Inc.*	166,761	10,697,718
Clear Secure, Inc., Class A	3,292	90,300
CommVault Systems, Inc.*	1,952	122,664
Confluent, Inc., Class A*	6,738	149,853
Consensus Cloud Solutions, Inc.*	773	41,556
Coupa Software, Inc.*	3,328	263,478
Crowdstrike Holdings, Inc., Class A*	9,416	991,411
Datadog, Inc., Class A*	10,880	799,680
Descartes Systems Group, Inc. (The)*	3,716	258,819
Digital Turbine, Inc.*	3,949	60,183
DocuSign, Inc.*	8,800	487,696
Dolby Laboratories, Inc., Class A	2,699	190,387
DoubleVerify Holdings, Inc.*	3,252	71,414
Dropbox, Inc., Class A*	11,819	264,509
Duck Creek Technologies, Inc.*	3,316	39,958
Dynatrace, Inc.*	8,831	338,227
E2open Parent Holdings, Inc. (x)*	7,551	44,324
Elastic NV*	3,375	173,812
Envestnet, Inc.*	2,425	149,622
Everbridge, Inc.*	1,750	51,765
Fair Isaac Corp.*	1,095	655,445
Five9, Inc.*	28,644	1,943,782
Fortinet, Inc.*	28,419	1,389,405
Freshworks, Inc., Class A*	7,061	103,867
Gen Digital, Inc.	25,407	544,472
Gitlab, Inc., Class A*	2,631	119,553
Guidewire Software, Inc.*	55,360	3,463,322
HashiCorp, Inc., Class A (x)*	129,490	3,540,257
HubSpot, Inc.*	10,674	3,086,174
Intapp, Inc.*	663	16,535
InterDigital, Inc.	1,300	64,324
Intuit, Inc.	12,354	4,808,424
Jamf Holding Corp.*	1,968	41,918
Lightspeed Commerce, Inc. (x)*	5,931	84,813
LivePerson, Inc.*	3,070	31,130
LiveRamp Holdings, Inc.*	2,913	68,281
Manhattan Associates, Inc.*	2,735	332,029
Marathon Digital Holdings, Inc. (x)*	4,863	16,631
Matterport, Inc. (x)*	9,700	27,160
Microsoft Corp.	321,613	77,129,230
MicroStrategy, Inc., Class A (x)*	410	58,044
Model N, Inc.*	1,461	59,258
Momentive Global, Inc.*	5,603	39,221
N-able, Inc.*	2,930	30,120
nCino, Inc.*	3,352	88,627
NCR Corp.*	6,022	140,975
New Relic, Inc.*	2,546	143,722
Nutanix, Inc., Class A*	10,084	262,688
Open Text Corp.	11,844	351,056
Oracle Corp.	67,354	5,505,516
PagerDuty, Inc.*	3,556	94,447
Palantir Technologies, Inc., Class A*	77,207	495,669
Palo Alto Networks, Inc.*	50,035	6,981,884
Paycom Software, Inc.*	2,130	660,960
Paycor HCM, Inc.*	2,081	50,922
Paylocity Holding Corp.*	1,806	350,834
Pegasystems, Inc.	1,801	61,666
PowerSchool Holdings, Inc., Class A*	1,398	32,266
Procore Technologies, Inc.*	3,024	142,672
Progress Software Corp.	1,884	95,048
PROS Holdings, Inc.*	1,788	43,377
PTC, Inc.*	4,633	556,145
Q2 Holdings, Inc.*	2,521	67,739
Qualtrics International, Inc., Class A*	159,373	1,654,292
Qualys, Inc.*	1,515	170,028
Rapid7, Inc.*	32,767	1,113,423
RingCentral, Inc., Class A*	3,389	119,971
Roper Technologies, Inc.	4,648	2,008,354
Salesforce, Inc.*	116,359	15,428,040
SentinelOne, Inc., Class A*	86,599	1,263,479
ServiceNow, Inc.*	27,391	10,635,104
Smartsheet, Inc., Class A*	5,724	225,297
SolarWinds Corp.*	2,055	19,235
Splunk, Inc.*	6,561	564,836
Sprout Social, Inc., Class A*	2,071	116,929
SPS Commerce, Inc.*	1,580	202,919
Sumo Logic, Inc.*	4,728	38,297
Synopsys, Inc.*	6,702	2,139,882
Tenable Holdings, Inc.*	4,931	188,118
Teradata Corp.*	4,462	150,191
Tyler Technologies, Inc.*	1,825	588,398
UiPath, Inc., Class A*	15,355	195,162
Unity Software, Inc. (x)*	10,687	305,541
Varonis Systems, Inc.*	4,831	115,654
Verint Systems, Inc.*	2,858	103,688
VMware, Inc., Class A*	9,116	1,119,080
Workday, Inc., Class A*	55,063	9,213,692
Workiva, Inc.*	2,005	168,360
Zeta Global Holdings Corp., Class A*	5,496	44,902
Zoom Video Communications, Inc., Class A*	9,680	655,723

See Notes to Financial Statements.

1470

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Number of Shares	Value (Note 1)
Zscaler, Inc.*	3,699	$413,918
Zuora, Inc., Class A*	5,426	34,509

		192,483,702

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	250,883	32,597,228
Avid Technology, Inc.*	1,455	38,689
Corsair Gaming, Inc.*	1,683	22,838
Dell Technologies, Inc., Class C	11,357	456,779
Hewlett Packard Enterprise Co.	56,392	900,016
HP, Inc.	38,797	1,042,475
NetApp, Inc.	9,526	572,132
Pure Storage, Inc., Class A*	12,315	329,549
Seagate Technology Holdings plc	8,415	442,713
Super Micro Computer, Inc.*	2,018	165,678
Western Digital Corp.*	13,922	439,239
Xerox Holdings Corp.	4,910	71,686

		37,079,022

Total Information Technology		603,326,469

Total Common Stocks (66.5%) (Cost $627,535,454)		772,731,579

EXCHANGE TRADED FUNDS (ETF):
Equity (33.2%)
iShares Expanded Tech Sector ETF (x)‡	466,150	130,522,000
Technology Select Sector SPDR Fund	1,022,700	127,264,788
Vanguard Information Technology ETF (x)	401,000	128,083,410

Total Exchange Traded Funds (33.2%) (Cost $131,454,593)		385,870,198

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.497%, maturing 1/5/23-11/15/52; total market value $1,020,485. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $11,613,703, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24-11/15/50; total market value $11,840,451. (xx)	11,608,286	11,608,286
TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $1,908,249, collateralized by various Common Stocks; total market value $2,118,355. (xx)	1,907,316	1,907,316

Total Repurchase Agreements		14,515,602

Total Short-Term Investments (1.4%) (Cost $16,515,602)		16,515,602

Total Investments in Securities (101.1%) (Cost $775,505,649)		1,175,117,379
Other Assets Less Liabilities (-1.1%)		(12,410,307)

Net Assets (100%)		$1,162,707,072

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $2,791,357 or 0.2% of net assets.

(x)	All or a portion of security is on loan at December 31, 2022.
(xx)

At December 31, 2022, the Portfolio had loaned securities with a total value of $16,793,944. This was collateralized by $597,565 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/10/23 – 5/15/52 and by cash of $16,515,602 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1471

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	466,150	203,551,623	17,985,598	(17,870,062)	727,558	(73,872,717)	130,522,000	688,942	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$84,399,574	$—	$—	$84,399,574
Consumer Discretionary	73,598,929	4,729,221	—	78,328,150
Health Care	—	6,677,386	—	6,677,386
Information Technology	592,846,879	10,479,590	—	603,326,469
Exchange Traded Funds	385,870,198	—	—	385,870,198
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	14,515,602	—	14,515,602

Total Assets	$1,138,715,580	$36,401,799	$—	$1,175,117,379

Total Liabilities	$—	$—	$—	$—

Total	$1,138,715,580	$36,401,799	$—	$1,175,117,379

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(18,208)	$(18,208)

Total	$(18,208)	$(18,208)

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,470,000 during the year ended December 31, 2022.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$953,212,099
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,013,728,922

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,606,509
Aggregate gross unrealized depreciation	(38,005,389)

Net unrealized appreciation	$361,601,120

Federal income tax cost of investments in securities and derivative instruments, if applicable	$813,516,259

For the year ended December 31, 2022, the Portfolio incurred approximately $413 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $61,762,264)	$130,522,000
Unaffiliated Issuers (Cost $699,227,783)	1,030,079,777
Repurchase Agreements (Cost $14,515,602)	14,515,602
Cash	5,461,171
Foreign cash (Cost $609)	633
Receivable for Portfolio shares sold	408,554
Dividends, interest and other receivables	146,550
Securities lending income receivable	12,117
Other assets	6,092

Total assets	1,181,152,496

LIABILITIES
Payable for return of collateral on securities loaned	16,515,602
Investment management fees payable	785,139
Payable for Portfolio shares redeemed	639,352
Distribution fees payable – Class IB	244,635
Administrative fees payable	132,891
Distribution fees payable – Class IA	7,152
Accrued expenses	120,653

Total liabilities	18,445,424

NET ASSETS	$1,162,707,072

Net assets were comprised of:
Paid in capital	$810,636,936
Total distributable earnings (loss)	352,070,136

Net assets	$1,162,707,072

Class IA
Net asset value, offering and redemption price per share, $33,036,768 / 1,361,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.27

Class IB
Net asset value, offering and redemption price per share, $1,111,836,015 / 48,696,155 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.83

Class K
Net asset value, offering and redemption price per share, $17,834,289 / 706,586 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.24

(x)	Includes value of securities on loan of $16,793,944.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends ($688,942 of dividend income received from affiliates) (net of $90,777 foreign withholding tax)	$8,830,182
Interest	94,597
Securities lending (net)	212,477

Total income	9,137,256

EXPENSES
Investment management fees	13,180,449
Distribution fees – Class IB	3,409,123
Administrative fees	1,752,517
Custodian fees	171,900
Professional fees	102,071
Distribution fees – Class IA	98,403
Printing and mailing expenses	61,235
Trustees’ fees	48,953
Miscellaneous	33,999

Gross expenses	18,858,650
Less: Waiver from investment manager	(2,130,081)

Net expenses	16,728,569

NET INVESTMENT INCOME (LOSS)	(7,591,313)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($727,558 realized gain (loss) from affiliates)	31,599,353
Forward foreign currency contracts	(18,208)
Foreign currency transactions	(18,061)

Net realized gain (loss)	31,563,084

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(73,872,717) of change in unrealized appreciation (depreciation) from affiliates)	(744,383,138)
Foreign currency translations	(49,360)

Net change in unrealized appreciation (depreciation)	(744,432,498)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(712,869,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(720,460,727)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,591,313)	$(13,487,727)
Net realized gain (loss)	31,563,084	266,789,126
Net change in unrealized appreciation (depreciation)	(744,432,498)	101,824,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(720,460,727)	355,125,543

Distributions to shareholders:
Class IA	(3,513,307)	(6,194,887)
Class IB	(126,716,784)	(236,381,268)
Class K	(1,810,198)	(3,504,072)

Total distributions to shareholders	(132,040,289)	(246,080,227)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 736,874 and 413,191 shares, respectively ]	22,869,683	17,622,583
Capital shares issued in reinvestment of dividends and distributions [ 132,238 and 144,328 shares, respectively ]	3,513,307	6,194,887
Capital shares repurchased [ (739,950) and (443,586) shares, respectively ]	(22,791,597)	(18,956,797)

Total Class IA transactions	3,591,393	4,860,673

Class IB
Capital shares sold [ 4,694,804 and 4,293,724 shares, respectively ]	141,811,090	178,714,242
Capital shares issued in reinvestment of dividends and distributions [ 5,060,680 and 5,810,405 shares, respectively ]	126,716,784	236,381,268
Capital shares repurchased [ (7,643,338) and (8,801,058) shares, respectively ]	(231,317,523)	(364,913,044)

Total Class IB transactions	37,210,351	50,182,466

Class K
Capital shares sold [ 290,162 and 268,127 shares, respectively ]	9,722,921	12,018,947
Capital shares issued in reinvestment of dividends and distributions [ 65,543 and 79,049 shares, respectively ]	1,810,198	3,504,072
Capital shares repurchased [ (342,337) and (330,381) shares, respectively ]	(11,669,565)	(14,412,570)

Total Class K transactions	(136,446)	1,110,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	40,665,298	56,153,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	(811,835,718)	165,198,904
NET ASSETS:
Beginning of year	1,974,542,790	1,809,343,886

End of year	$1,162,707,072	$1,974,542,790

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2022		2021	2020	2019	2018
Net asset value, beginning of year	$42.88		$40.24	$30.86	$24.48	$26.79

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.17)		(0.31)	(0.18)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	(15.64)		8.57	16.32	9.26	0.98

Total from investment operations	(15.81)		8.26	16.14	9.16	0.87

Less distributions:
Dividends from net investment income	—		—	— #	— #	—
Distributions from net realized gains	(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Total dividends and distributions	(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Net asset value, end of year	$24.27		$42.88	$40.24	$30.86	$24.48

Total return	(37.28)%		20.82%	53.28%	37.84%	2.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$33,037		$52,839	$45,002	$28,567	$23,255
Ratio of expenses to average net assets:
After waivers (f)	1.18%		1.18%	1.19%	1.20%	1.24%
Before waivers (f)	1.33%		1.31%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.54)%		(0.72)%	(0.50)%	(0.32)%	(0.36)%
Before waivers (f)	(0.69)%		(0.84)%	(0.64)%	(0.46)%	(0.48)%
Portfolio turnover rate^	67	%(h)	47%	78%	52%	52%

	Year Ended December 31,
Class IB	2022		2021	2020	2019	2018
Net asset value, beginning of year	$40.59		$38.35	$29.63	$23.58	$25.92

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.16)		(0.30)	(0.18)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(14.80)		8.16	15.66	8.92	0.95

Total from investment operations	(14.96)		7.86	15.48	8.83	0.84

Less distributions:
Dividends from net investment income	—		—	— #	— #	—
Distributions from net realized gains	(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Total dividends and distributions	(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Net asset value, end of year	$22.83		$40.59	$38.35	$29.63	$23.58

Total return	(37.29)%		20.81%	53.26%	37.88%	2.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,111,836		$1,890,978	$1,736,384	$1,228,141	$975,006
Ratio of expenses to average net assets:
After waivers (f)	1.18%		1.18%	1.19%	1.20%	1.24%
Before waivers (f)	1.33%		1.31%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.54)%		(0.72)%	(0.50)%	(0.32)%	(0.37)%
Before waivers (f)	(0.69)%		(0.84)%	(0.64)%	(0.46)%	(0.48)%
Portfolio turnover rate^	67	%(h)	47%	78%	52%	52%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021	2020	2019	2018
Net asset value, beginning of year	$44.32		$41.33	$31.55	$24.97	$27.28

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.09)		(0.21)	(0.10)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	(16.19)		8.82	16.73	9.46	0.99

Total from investment operations	(16.28)		8.61	16.63	9.44	0.95

Less distributions:
Dividends from net investment income	—		—	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Total dividends and distributions	(2.80)		(5.62)	(6.85)	(2.86)	(3.26)

Net asset value, end of year	$25.24		$44.32	$41.33	$31.55	$24.97

Total return	(37.13)%		21.12%	53.66%	38.19%	2.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,834		$30,726	$27,958	$21,835	$15,384
Ratio of expenses to average net assets:
After waivers (f)	0.93%		0.93%	0.94%	0.95%	0.99%
Before waivers (f)	1.08%		1.06%	1.08%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.29)%		(0.47)%	(0.26)%	(0.07)%	(0.12)%
Before waivers (f)	(0.44)%		(0.59)%	(0.40)%	(0.21)%	(0.23)%
Portfolio turnover rate^	67	%(h)	47%	78%	52%	52%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.

See Notes to Financial Statements.

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December 31, 2022

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2022, the Trust offered ninety eight portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio and Equitable Moderate Growth MF/ETF Portfolio is a type of mutual fund often described as a “fund-of-funds”. Each Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/ Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by EIM.

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio, (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the

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December 31, 2022

Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Premier VIP Trust, a separate registered investment company managed by EIM.

EIM contributed seed capital to the Portfolios listed below:

Portfolios:	Commencement Date	Class	Seed capital
Equitable Moderate Growth MF/ETF	2/14/2022	IB	$100,000
Equitable Moderate Growth MF/ETF	2/14/2022	K	9,900,000
Equitable Growth MF/ETF	2/14/2022	IB	100,000
Equitable Growth MF/ETF	2/14/2022	K	9,900,000
EQ/AB Sustainable U.S.Thematic	2/14/2022	IB	100,000
EQ/AB Sustainable U.S.Thematic	2/14/2022	K	9,900,000
EQ/Long-Term Bond	7/30/2021	IB	100,000
EQ/Long-Term Bond	7/30/2021	K	24,900,000

EIM redeemed seed capital out of the following Portfolio as listed below:

Portfolios:	Redemption Date	Class	Seed Capital
EQ/Long-Term Bond	12/8/2021	K	$24,593,573

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

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December 31, 2022

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Equitable Conservative Growth MF/ETF Portfolio (formerly, 1290 VT DoubleLine Dynamic Allocation Portfolio) — Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income. Effective August 19, 2022, the Portfolio was restructured and DoubleLine Capital LP was terminated as the Sub-Adviser to the Portfolio.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. and Post Advisory Group, LLC) — Seeks to maximize current income. Effective January 1, 2022, AXA Investment Managers, Inc. was renamed AXA Investment Managers US Inc.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio (formerly, 1290 VT SmartBeta Equity Portfolio) (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation. Effective January 1, 2022, AXA Investment Managers US Inc. replaced AXA Rosenberg Investment Management LLC as the Sub-Adviser to the Portfolio.

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1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long- term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

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December 31, 2022

EQ/ClearBridge Large Cap Growth ESG Portfolio (formerly, EQ/ClearBridge Large Cap Growth Portfolio) (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long- term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers) — Seeks long- term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long- term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

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December 31, 2022

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC, formerly, Janus Capital Management LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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December 31, 2022

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by BNY Mellon Investment Adviser, Inc.) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (formerly, EQ/PIMCO Total Return Portfolio) (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

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December 31, 2022

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital. Effective August 31, 2022, ClearBridge was terminated as a Sub-Adviser to the Portfolio.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB and Wellington) — Seeks to achieve long-term growth of capital. Effective May 27, 2022, Allianz Global Investors U.S. LLC was terminated as a Sub-Adviser to the Portfolio.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

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December 31, 2022

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated EIM, the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (the “Administrator”) to oversee the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

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December 31, 2022

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2022, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

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December 31, 2022

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2022. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

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December 31, 2022

Offering costs incurred during the year ended December 31, 2022 by the portfolios shown below were:

Portfolios:	Amounts
Equitable Moderate Growth MF/ETF	$64,838
Equitable Growth MF/ETF	63,627
EQ/AB Sustainable U.S.Thematic	65,754

Offering costs incurred during the year ended December 31, 2021 by the Portfolio shown below were:

Portfolio:	Amount
EQ/Long-Term Bond	$99,330

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2022, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. For the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/MFS Utilities Series, EQ/PIMCO Global Real Return and Multimanager Aggressive Equity), capital loss carryforwards (Equitable Moderate Growth MF/ETF, Equitable Growth MF/ETF, 1290 VT Convertible Securities, 1290 VT DoubleLine Opportunistic Bond, 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Natural Resources, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Bond Index, EQ/Franklin Moderate Allocation, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/Lazard Emerging Markets Equity, EQ/Long-Term Bond, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, EQ/T. Rowe Price Growth Stock, EQ/Wellington Energy and Multimanager Core Bond), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Moderate Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility and Multimanager Aggressive Equity), investments in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/International Value Managed Volatility and EQ/MFS Utilities Series), ishares Trust (EQ/All Asset Growth Allocation), partnership basis adjustments (1290 VT Multi-Alternative Strategies and 1290 VT Small Cap Value), post-October loss deferrals (1290 VT Convertible Securities, 1290 VT Micro Cap, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/ClearBridge Select Equity Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Goldman Sachs Mid Cap Value, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Global, EQ/JPMorgan Growth Allocation, EQ/MFS Technology, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, Multimanager Aggressive Equity and Multimanager Technology) and wash sale loss deferrals (1290 VT Moderate Growth Allocation, 1290 VT Micro Cap, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/American Century Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return,

1490

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Multimanager Aggressive Equity and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended December 31, 2022 and December 31, 2021 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2022 are presented in the following table:

	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$5,928,365	$31,264,361	$179,301	$5,949,429	$26,419,330	$58,177,510
EQ/Ultra Conservative Strategy	21,208,349	17,038,447	683,496	4,543,971	19,398,238	15,804,234
EQ/Conservative Strategy	6,636,003	18,436,081	—	1,124,057	13,135,766	22,745,594
EQ/Conservative Growth Strategy	11,714,383	64,107,498	—	9,925,696	28,185,509	73,935,365
EQ/Balanced Strategy	35,858,152	146,148,599	—	20,831,661	93,465,918	154,163,761
EQ/Moderate Growth Strategy	54,438,667	434,531,265	—	67,319,230	175,897,320	451,817,734
EQ/Growth Strategy	43,345,373	357,021,426	—	62,564,266	160,322,535	303,867,754
EQ/Aggressive Growth Strategy	44,172,708	374,914,946	—	76,757,917	190,353,619	270,864,013
Equitable Conservative Growth MF/ETF	1,583,653	1,544,558	15,974	—	4,769,371	1,108,712
Equitable Moderate Growth MF/ETF	180,490	—	—	—	—	—
Equitable Growth MF/ETF	142,365	—	—	—	—	—
1290 VT Moderate Growth Allocation	1,400,101	920,197	—	—	580,448	—
1290 VT Multi-Alternative Strategies	263,286	151,469	22,446	—	247,217	297,517
1290 VT Convertible Securities	524,171	20,815	191,187	—	3,819,289	11,245,717
1290 VT DoubleLine Opportunistic Bond	17,984,006	588,736	—	—	14,009,914	650,401
1290 VT Equity Income	9,622,020	28,562,460	—	6,170,817	9,191,241	—
1290 VT GAMCO Mergers & Acquisitions	697,078	5,362,913	—	133,769	1,892,927	4,926,333
1290 VT GAMCO Small Company Value	18,221,962	154,936,909	46,074	13,235,631	28,432,387	247,242,749
1290 VT High Yield Bond	11,747,845	—	6,672	—	10,785,746	—
1290 VT Micro Cap	653,042	4,439,556	—	—	21,904,262	33,708,310
1290 VT Natural Resources	1,403,466	—	10,697	—	775,012	—
1290 VT Real Estate	115,279	—	138,382	—	1,431,372	246,591
1290 VT Small Cap Value	1,452,664	33,401,661	—	21,263,603	18,033,413	46,188,650
1290 VT SmartBeta Equity ESG	4,814,547	4,369,940	306,612	—	19,243,390	7,465,073
1290 VT Socially Responsible	1,549,070	1,149,491	7,437	739,892	1,401,304	2,989,023
ATM Large Cap Managed Volatility	33,730,710	140,887,125	—	68,425,897	62,985,683	354,548,384
ATM Mid Cap Managed Volatility	3,343,013	7,955,993	—	1,240,602	14,820,486	23,735,549
ATM Small Cap Managed Volatility	9,831,836	18,010,478	—	—	75,243,858	144,522,687
ATM International Managed Volatility	36,326,431	—	4,592,955	—	73,212,182	64,471,631
EQ/500 Managed Volatility	100,314,806	419,264,744	—	109,637,544	199,009,377	840,921,896
EQ/400 Managed Volatility	8,863,129	21,932,284	—	2,825,980	47,785,923	64,322,745
EQ/2000 Managed Volatility	33,202,648	65,472,776	—	—	241,636,117	477,694,444
EQ/International Managed Volatility	26,943,684	13,421,618	7,214,300	—	137,281,707	34,976,986
EQ/AB Dynamic Aggressive Growth	847,117	1,572,477	394,814	—	7,740,158	10,564,759
EQ/AB Dynamic Growth	55,787,311	11,414,711	690,639	—	13,641,890	4,851,126
EQ/AB Dynamic Moderate Growth	27,538,818	32,228,884	—	—	51,363,432	46,559,918
EQ/AB Short Duration Government Bond	6,726,702	—	132,013	—	6,375,343	—
EQ/AB Small Cap Growth	3,967,640	73,877,015	—	—	107,199,012	292,537,244
EQ/AB Sustainable U.S. Thematic	40,198	—	6,196	—	—	—
EQ/American Century Mid Cap Value	27,559,945	49,649,565	2,249,243	4,723,947	36,321,090	34,861,094
EQ/American Century Moderate Growth Allocation	1,549,636	1,236,828	—	—	1,006,173	145,381
EQ/Capital Group Research	5,085,114	59,747,432	47,504	8,600,259	7,176,122	23,890,285
EQ/ClearBridge Large Cap Growth ESG	218,349	46,079,300	—	3,024,976	860,401	29,546,003
EQ/ClearBridge Select Equity Managed Volatility	3,370,678	1,868,746	90,652	—	7,748,810	18,759,610
EQ/Common Stock Index	49,052,756	340,394,545	7,468,466	28,136,815	56,793,784	473,410,544
EQ/Core Bond Index	95,332,338	14,070,160	337,736	—	108,236,877	36,551,598
EQ/Emerging Markets Equity PLUS	1,774,562	3,902,648	142,897	147,179	1,927,506	1,146,563
EQ/Equity 500 Index	82,081,848	114,161,616	—	8,134,922	79,797,160	237,169,012
EQ/Fidelity Institutional AM® Large Cap	7,433,275	49,882,286	—	1,767,843	55,374,636	61,973,787
EQ/Franklin Moderate Allocation	2,364,761	2,296	—	—	8,861,675	9,114,254
EQ/Franklin Rising Dividends	2,312,853	3,839,813	23,524	71,196	1,610,274	789

1491

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Franklin Small Cap Value Managed Volatility	$1,833,847	$9,294,288	$—	$2,542,237	$30,475,255	$37,234,430
EQ/Global Equity Managed Volatility	11,132,830	41,503,432	3,134,379	—	76,395,848	327,524,669
EQ/Goldman Sachs Growth Allocation	1,888,433	899,927	108,015	—	9,269,633	9,304,852
EQ/Goldman Sachs Mid Cap Value	1,726,784	13,546,085	—	—	9,412,789	5,740,233
EQ/Goldman Sachs Moderate Growth Allocation	3,785,520	—	1,316,963	—	38,873,405	40,473,466
EQ/Intermediate Government Bond	79,095,605	6,231,189	119,091	—	63,618,612	47,976,477
EQ/International Core Managed Volatility	16,084,619	10,025,893	2,486,690	—	72,773,438	87,937,347
EQ/International Equity Index	36,843,100	—	3,743,835	—	54,008,932	—
EQ/International Value Managed Volatility	17,471,550	7,658,052	2,579,790	—	57,160,376	31,253,667
EQ/Invesco Comstock	5,810,165	23,809,733	450,171	1,961,544	5,586,151	9,050,728
EQ/Invesco Global	—	11,153,202	—	—	—	16,265,569
EQ/Invesco Global Real Assets	9,214,561	1,449,808	754,061	2,289	8,726,496	—
EQ/Invesco Moderate Allocation	943,779	—	33,355	—	9,389,764	12,367,173
EQ/Invesco Moderate Growth Allocation	1,695,347	—	45,189	—	3,326,631	4,006,369
EQ/Janus Enterprise	118,344	89,619,148	—	32,047,969	24,961,333	141,966,139
EQ/JPMorgan Growth Allocation	1,820,231	1,173,464	—	—	14,778,025	20,324,003
EQ/JPMorgan Value Opportunities	10,704,394	71,822,441	278,568	3,972,849	82,079,145	91,431,661
EQ/Large Cap Core Managed Volatility	17,986,539	162,317,684	15,294,735	44,135,245	97,348,648	275,386,054
EQ/Large Cap Growth Index	6,068,785	129,470,337	—	9,374,816	33,352,801	160,593,299
EQ/Large Cap Growth Managed Volatility	2,234,577	491,051,673	—	37,307,621	210,020,056	1,102,061,690
EQ/Large Cap Value Index	14,307,933	13,364,992	—	176,885	25,522,849	26,118,274
EQ/Large Cap Value Managed Volatility	64,016,973	134,047,126	—	22,856,722	277,742,606	260,744,026
EQ/Lazard Emerging Markets Equity	16,620,161	2,048,279	554,919	—	14,748,553	19,073,603
EQ/Long-Term Bond	76,479,629	—	20,803	—	10,328,647	—
EQ/Loomis Sayles Growth	—	78,404,045	—	1,027,669	3,190,709	76,344,458
EQ/MFS International Growth	12,178,383	47,652,502	952,065	22,491,036	14,595,538	144,970,055
EQ/MFS International Intrinsic Value	4,439,502	37,062,443	189,570	4,243,996	9,289,011	29,941,076
EQ/MFS Mid Cap Focused Growth	—	841,175	—	—	—	7,858,063
EQ/MFS Technology	58,307	14,787,609	—	—	23,148,484	42,849,175
EQ/MFS Utilities Series	10,344,934	7,056,314	—	445,366	3,861,005	2,608,301
EQ/Mid Cap Index	21,219,806	139,089,789	—	25,409,901	50,326,668	169,021,325
EQ/Mid Cap Value Managed Volatility	16,727,739	42,362,433	—	19,833,457	98,104,299	154,170,019
EQ/Money Market	18,666,234	—	—	—	2,913,991	—
EQ/Morgan Stanley Small Cap Growth	991,243	2,088,637	—	—	215,398,121	68,874,045
EQ/PIMCO Global Real Return	12,359,153	—	1,014,235	—	11,679,621	—
EQ/PIMCO Real Return	5,176,033	—	539,364	—	6,362,512	—
EQ/PIMCO Total Return ESG	8,761,714	—	250,426	—	6,648,558	—
EQ/PIMCO Ultra Short Bond	13,496,505	—	453,564	—	5,263,852	—
EQ/Quality Bond PLUS	18,467,847	—	108,697	—	13,084,487	10,413,010
EQ/Small Company Index	11,886,214	43,783,148	—	—	37,216,309	124,868,360
EQ/T. Rowe Price Growth Stock	2,126,027	48,877,689	—	—	48,848,870	165,343,876
EQ/T. Rowe Price Health Sciences	—	4,260,093	—	414,060	1,718,623	6,863,936
EQ/Value Equity	27,602,133	22,008,897	—	2,602,007	249,246,242	79,401,144
EQ/Wellington Energy	5,695,505	—	—	—	2,772,934	—
Multimanager Aggressive Equity	662,070	176,300,499	—	2,215,448	71,561,903	249,796,020
Multimanager Core Bond	23,622,389	—	—	—	18,410,402	809,536
Multimanager Technology	9,108,553	122,931,736	—	—	64,890,188	181,190,039

None of the Portfolios had a Return of Capital during the year ended December 31, 2022.

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2021:

Portfolios:	Return of Capital
1290 VT Real Estate	$16,099,091
EQ/AB Dynamic Moderate Growth	2,593,147
EQ/PIMCO Global Real Return	7,366,856
EQ/PIMCO Ultra Short Bond	566,724

1492

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2022 as follows:

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/All Asset Growth Allocation	$2,006,044	($2,006,044)	$—
EQ/Ultra Conservative Strategy	327,605	(327,605)	—
EQ/Conservative Strategy	175,946	(175,946)	—
EQ/Conservative Growth Strategy	551,502	(551,502)	—
EQ/Balanced Strategy	1,950,089	(1,950,089)	—
EQ/Moderate Growth Strategy	3,895,849	(3,895,849)	—
EQ/Growth Strategy	3,493,000	(3,493,000)	—
EQ/Aggressive Growth Strategy	4,300,812	(4,300,812)	—
Equitable Conservative Growth MF/ETF	160,647	(160,647)	—
Equitable Moderate Growth MF/ETF	13,740	(72)	(13,668)
Equitable Growth MF/ETF	13,254	(90)	(13,164)
1290 VT Moderate Growth Allocation	358,386	(299,533)	(58,853)
1290 VT Multi-Alternative Strategies	21,389	(21,389)	—
1290 VT Convertible Securities	173,480	(173,480)	—
1290 VT DoubleLine Opportunistic Bond	1,365,348	(1,286,560)	(78,788)
1290 VT Equity Income	993,739	(416,858)	(576,881)
1290 VT GAMCO Mergers & Acquisitions	411,388	(435,828)	24,440
1290 VT GAMCO Small Company Value	1,104,517	(1,099,548)	(4,969)
1290 VT High Yield Bond	84,916	(84,916)	—
1290 VT Micro Cap	22,814	(20,907)	(1,907)
1290 VT Natural Resources	178,238	(4,720)	(173,518)
1290 VT Real Estate	(37,111)	41,362	(4,251)
1290 VT Small Cap Value	56,774	(190,148)	133,374
1290 VT SmartBeta Equity ESG	(302,259)	302,259	—
1290 VT Socially Responsible	(45,142)	73,783	(28,641)
ATM Large Cap Managed Volatility	622,775	(622,773)	(2)
ATM Mid Cap Managed Volatility	202,106	(202,106)	—
ATM Small Cap Managed Volatility	513,507	(265,850)	(247,657)
ATM International Managed Volatility	841,961	727,882	(1,569,843)
EQ/500 Managed Volatility	2,666,106	(2,666,106)	—
EQ/400 Managed Volatility	500,392	(500,392)	—
EQ/2000 Managed Volatility	2,673,148	(1,995,831)	(677,317)
EQ/International Managed Volatility	(3,303,050)	5,646,462	(2,343,412)
EQ/AB Dynamic Aggressive Growth	(4,141,181)	4,141,181	—
EQ/AB Dynamic Growth	(5,799,092)	5,799,092	—
EQ/AB Dynamic Moderate Growth	(2,026,824)	(472,235)	2,499,059
EQ/AB Short Duration Government Bond	349,217	(349,217)	—
EQ/AB Small Cap Growth	1,314,945	(921,899)	(393,046)
EQ/AB Sustainable U.S. Thematic	23,797	—	(23,797)
EQ/American Century Mid Cap Value	2,340,223	(2,340,342)	119
EQ/American Century Moderate Growth Allocation	128,066	420	(128,486)
EQ/Capital Group Research	11,249	(11,249)	—
EQ/ClearBridge Large Cap Growth ESG	1,031,337	—	(1,031,337)
EQ/ClearBridge Select Equity Managed Volatility	355,081	(355,081)	—
EQ/Common Stock Index	2,147,062	(2,147,062)	—
EQ/Core Bond Index	20,019	(20,019)	—
EQ/Emerging Markets Equity PLUS	25,801	(25,801)	—
EQ/Equity 500 Index	2,659,963	(2,659,963)	—
EQ/Fidelity Institutional AM® Large Cap	(31,102)	28,722	2,380
EQ/Franklin Moderate Allocation	462,143	14,970	(477,113)

1493

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/Franklin Rising Dividends	$—	—	$—
EQ/Franklin Small Cap Value Managed Volatility	76,682	(76,682)	—
EQ/Global Equity Managed Volatility	(4,176,476)	4,176,476	—
EQ/Goldman Sachs Growth Allocation	86,769	(86,769)	—
EQ/Goldman Sachs Mid Cap Value	96,247	(64,267)	(31,980)
EQ/Goldman Sachs Moderate Growth Allocation	(116,965)	163,653	(46,688)
EQ/Intermediate Government Bond	(1,837)	1,837	—
EQ/International Core Managed Volatility	(3,284,806)	4,094,751	(809,945)
EQ/International Equity Index	3,115,301	(1,178,144)	(1,937,157)
EQ/International Value Managed Volatility	(840,219)	754,293	85,926
EQ/Invesco Comstock	295,955	(295,955)	—
EQ/Invesco Global	444,500	1,217,870	(1,662,370)
EQ/Invesco Global Real Assets	443,440	(478,689)	35,249
EQ/Invesco Moderate Allocation	(4,138)	23,144	(19,006)
EQ/Invesco Moderate Growth Allocation	3,507	(4,690,458)	4,686,951
EQ/Janus Enterprise	1,347,876	139,876	(1,487,752)
EQ/JPMorgan Growth Allocation	307,478	(8,578,532)	8,271,054
EQ/JPMorgan Value Opportunities	79,388	(79,389)	1
EQ/Large Cap Core Managed Volatility	(419,784)	419,784	—
EQ/Large Cap Growth Index	6,133	(6,133)	—
EQ/Large Cap Growth Managed Volatility	467,450	(467,450)	—
EQ/Large Cap Value Index	539,630	(563,008)	23,378
EQ/Large Cap Value Managed Volatility	1,967,038	(1,967,038)	—
EQ/Lazard Emerging Markets Equity	(308,441)	308,441	—
EQ/Long-Term Bond	44,049	(44,049)	—
EQ/Loomis Sayles Growth	2,861,367	(664,633)	(2,196,734)
EQ/MFS International Growth	(776,962)	776,962	—
EQ/MFS International Intrinsic Value	(42,983)	42,983	—
EQ/MFS Mid Cap Focused Growth	1,967,949	222,155	(2,190,104)
EQ/MFS Technology	3,533,994	11,471	(3,545,465)
EQ/MFS Utilities Series	8,436,319	(8,436,319)	—
EQ/Mid Cap Index	1,867,713	(1,867,713)	—
EQ/Mid Cap Value Managed Volatility	2,038,701	(2,038,701)	—
EQ/Money Market	—	548	(548)
EQ/Morgan Stanley Small Cap Growth	1,448,802	(1,040,959)	(407,843)
EQ/PIMCO Global Real Return	9,084,848	(8,761,120)	(323,728)
EQ/PIMCO Real Return	576,846	(576,845)	(1)
EQ/PIMCO Total Return ESG	1,687,952	(1,687,952)	—
EQ/PIMCO Ultra Short Bond	415,901	(415,901)	—
EQ/Quality Bond PLUS	1,901,675	(1,901,675)	—
EQ/Small Company Index	1,190,396	(892,942)	(297,454)
EQ/T. Rowe Price Growth Stock	6,932,640	(72,785)	(6,859,855)
EQ/T. Rowe Price Health Sciences	876,395	(2,047)	(874,348)
EQ/Value Equity	930,815	(930,815)	—
EQ/Wellington Energy	65,839	69,796	(135,635)
Multimanager Aggressive Equity	2,016,805	282,394	(2,299,199)
Multimanager Core Bond	1,876,674	(965,164)	(911,510)
Multimanager Technology	7,587,088	1,731,527	(9,318,615)

(a)	These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities.

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment. Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2022 as

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follows: deferral of losses on offsetting positions (EQ/PIMCO Global Real Return), net operating losses (EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology and Multimanager Technology), reclass of tax attributes from merger (EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation), reclassification of dividends (EQ/MFS Utilities Series), reclassification of gain and losses from foreign currency transactions (EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/MFS Utilities Series, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return and EQ/PIMCO Total Return ESG) and reclassification of gains and losses from foreign currency transactions (EQ/International Core Managed Volatility and EQ/PIMCO Global Real Return).

Net capital and net specified gains/losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2022, the following Portfolios deferred to January 1, 2023 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/Conservative Strategy	$—	$387,051	$—
EQ/Conservative Growth Strategy	—	132,043	—
EQ/Balanced Strategy	—	2,011,228	—
Equitable Conservative Growth MF/ETF	—	258,312	(73,027)
Equitable Moderate Growth MF/ETF	—	36,839	(17,782)
Equitable Growth MF/ETF	—	27,811	(26,190)
1290 VT Convertible Securities	—	32,500	300,963
1290 VT DoubleLine Opportunistic Bond	—	518,835	1,235,610
1290 VT High Yield Bond	—	90,207	217,649
1290 VT Micro Cap	149,257	3,191,939	1,629,254
1290 VT Natural Resources	—	(8,102)	37,843
1290 VT Small Cap Value	15,029	—	—
1290 VT SmartBeta Equity ESG	—	347,688	—
1290 VT Socially Responsible	—	81,551	—
ATM Large Cap Managed Volatility	—	673,699	—
ATM Small Cap Managed Volatility	30,031	(1,438,733)	—
ATM International Managed Volatility	—	12,992,358	21,489,060
EQ/500 Managed Volatility	5	3,514,420	—
EQ/2000 Managed Volatility	—	7,435,425	6,141,744
EQ/International Managed Volatility	—	7,157,714	13,334,725
EQ/AB Dynamic Aggressive Growth	—	1,438,111	1,530,578
EQ/AB Dynamic Growth	—	3,233,930	4,626,241
EQ/AB Dynamic Moderate Growth	3,018,006	7,221,269	15,651,582
EQ/AB Short Duration Government Bond	—	1,298,587	2,669,125
EQ/AB Small Cap Growth	—	20,040,685	1,928,127
EQ/AB Sustainable U.S. Thematic	—	305,833	—
EQ/American Century Mid Cap Value	4,329,773	—	76,389
EQ/American Century Moderate Growth Allocation	—	347,727	41,830
EQ/Capital Group Research	—	1,825,143	—
EQ/ClearBridge Select Equity Managed Volatility	—	3,497,135	3,396,740
EQ/Common Stock Index	34,696	558,191	—
EQ/Core Bond Index	24,966	574,564	2,919,316
EQ/Emerging Markets Equity PLUS	—	313,228	73,823
EQ/Equity 500 Index	—	345,587	—
EQ/Fidelity Institutional AM® Large Cap	110,784	718,187	—
EQ/Franklin Small Cap Value Managed Volatility	407	—	—
EQ/Global Equity Managed Volatility	—	3,623,843	—
EQ/Goldman Sachs Mid Cap Value	—	194,222	490,525
EQ/Goldman Sachs Moderate Growth Allocation	1,002,542	556,986	(1,170,244)

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Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/Intermediate Government Bond	$—	$5,497,147	$22,073,998
EQ/International Core Managed Volatility	—	9,363,327	15,131,838
EQ/International Value Managed Volatility	—	4,093,472	12,733,041
EQ/Invesco Comstock	358,117	—	—
EQ/Invesco Global	21,442	701,527	998,657
EQ/Invesco Global Real Assets	—	—	276,792
EQ/Janus Enterprise	—	514,664	—
EQ/JPMorgan Growth Allocation	—	3,210,772	4,379,851
EQ/Large Cap Growth Managed Volatility	—	7,230,323	—
EQ/Large Cap Value Index	134	45,717	—
EQ/Large Cap Value Managed Volatility	6,336	—	—
EQ/Lazard Emerging Markets Equity	346,373	199,087	—
EQ/Long-Term Bond	—	1,995,292	4,686,723
EQ/Loomis Sayles Growth	4,543	—	—
EQ/MFS International Growth	169,218	—	—
EQ/MFS Technology	—	2,609,632	1,023,586
EQ/Morgan Stanley Small Cap Growth	12,237	7,701,815	2,816,801
EQ/PIMCO Global Real Return	3,044,728	60,730	—
EQ/PIMCO Real Return	331,013	—	—
EQ/PIMCO Total Return ESG	1,525,342	—	—
EQ/PIMCO Ultra Short Bond	—	—	5,977,777
EQ/Quality Bond PLUS	1,414,170	889,130	1,281,715
EQ/Small Company Index	31,117	23,065	465,966
EQ/T. Rowe Price Growth Stock	102,968	—	—
EQ/T. Rowe Price Health Sciences	87,013	—	—
EQ/Wellington Energy	—	9,632	—
Multimanager Aggressive Equity	—	24,896,788	(7,309,066)
Multimanager Core Bond	1,686,034	858,618	2,039,775
Multimanager Technology	—	7,962,267	1,566,226

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2022)	Converted to USD (as of December 31, 2022)
EQ/Global Equity Managed Volatility	65,778,586	$795,100
EQ/Invesco Global	5,093,905	61,573

The following Portfolios utilized net capital loss carryforwards during 2022 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
Equitable Moderate Growth MF/ETF	$—	$—	$164,794	$—
Equitable Growth MF/ETF	—	—	151,021	—
1290 VT Moderate Growth Allocation	203,120	—	—	—
1290 VT Convertible Securities	—	—	248,097	652,796
1290 VT DoubleLine Opportunistic Bond	—	—	14,648,411	4,709,178
1290 VT Equity Income	13,163,461	—	—	—
1290 VT GAMCO Mergers & Acquisitions	52,662	—	24,440	—
1290 VT High Yield Bond	—	—	2,755,693	12,862,000
1290 VT Micro Cap	—	—	16,517,699	—

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	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Natural Resources	$35,689	$26,977	$534,501	$3,450,580
1290 VT Real Estate	—	—	28,084	—
1290 VT Small Cap Value	419,276	—	—	—
1290 VT SmartBeta Equity ESG	—	—	974,361	—
ATM Small Cap Managed Volatility	—	—	6,773,089	—
ATM International Managed Volatility	—	—	7,333,753	—
EQ/2000 Managed Volatility	—	—	51,815,793	—
EQ/International Managed Volatility	—	—	13,806,193	—
EQ/AB Dynamic Growth	—	—	4,947,071	—
EQ/AB Dynamic Moderate Growth	—	—	26,367,469	—
EQ/AB Short Duration Government Bond	—	—	760,146	4,963,723
EQ/AB Sustainable U.S. Thematic	—	—	83,758	—
EQ/ClearBridge Select Equity Managed Volatility	—	—	29,082,852	15,674,941
EQ/Core Bond Index	—	—	10,995,386	38,917,013
EQ/Franklin Moderate Allocation	—	—	6,446,359	6,122,328
EQ/Global Equity Managed Volatility	—	—	18,934,713	—
EQ/Goldman Sachs Growth Allocation	—	—	4,470,584	6,765,794
EQ/Goldman Sachs Moderate Growth Allocation	—	—	64,712,321	10,197,672
EQ/Intermediate Government Bond	—	—	22,144,304	46,877,344
EQ/International Core Managed Volatility	—	—	3,454,838	—
EQ/International Equity Index	—	—	4,073,904	57,776,106
EQ/International Value Managed Volatility	—	—	1,639,260	—
EQ/Invesco Global	68,753	2,080	—	—
EQ/Invesco Moderate Allocation	—	—	5,550,272	6,811,831
EQ/Invesco Moderate Growth Allocation	—	—	2,901,186	8,080,369
EQ/JPMorgan Growth Allocation	—	—	11,709,612	12,214,220
EQ/Lazard Emerging Markets Equity	—	—	1,902,979	7,161,662
EQ/Long-Term Bond	—	—	173,803,702	—
EQ/MFS Mid Cap Focused Growth	—	—	10,008,538	810,020
EQ/MFS Technology	—	—	5,467,067	—
EQ/Morgan Stanley Small Cap Growth	—	—	72,303,279	37,023,001
EQ/PIMCO Global Real Return	—	144,414	—	—
EQ/PIMCO Total Return ESG	—	—	14,477,129	5,725,611
EQ/PIMCO Ultra Short Bond	853,196	11,991,820	687,714	4,657,578
EQ/Quality Bond PLUS	—	—	28,622,475	30,270,346
EQ/T. Rowe Price Growth Stock	—	—	72,585,272	—
EQ/Wellington Energy	241,669	2,471,813	24,065,426	28,420,976
Multimanager Core Bond	—	—	25,729,797	19,473,504

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value or fair value, as applicable in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value or fair value, as applicable of the securities sold

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short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act of 1933, as amended. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Special Purpose Acquisition Companies (SPACs):

A Portfolio may invest in a SPAC, a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. Until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by a SPAC, which are typically traded in the over-the- counter market, may be considered illiquid and/or be subject to restrictions on resale.

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Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other

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liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the year ended December 31, 2022, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total

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return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

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Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/ PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the year ended December 31, 2022. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events

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of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

In connection with the adoption of Rule 18f-4 under the 1940 Act (the “Derivatives Rule” or “Rule 18f-4”), the SEC and its staff rescinded and withdrew applicable guidance and relief regarding the segregation of assets to cover derivatives transactions, effective as of August 19, 2022. On August 19, 2022, the Trust adopted and implemented a Derivatives Risk Management Program pursuant to Rule 18f-4 and Policies and Procedures for Limited Derivatives Users, in compliance with the Derivatives Rule. Accordingly, as of August 19, 2022, the Portfolios no longer segregate assets to cover derivatives transactions, as previously required and discussed above.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the year ended December 31, 2022, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

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Repurchase Agreements:

During the year ended December 31, 2022, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the year ended December 31, 2022, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities

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fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At December 31, 2022, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Joint Repurchase Agreements:

During the year ended December 31, 2022, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at December 31, 2022 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At December 31, 2022, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Amherst Pierpont, 4.28%, dated 12/30/22, due 1/3/23, repurchase price $100,047,556, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.497%, maturing 1/5/23 - 11/15/52; total market value $102,048,507.

Deutsche Bank Securities, Inc., 4.20%, dated 12/30/22, due 1/3/23, repurchase price $400,186,667, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/24 - 11/15/50; total market value $408,000,000.

MetLife, Inc., 4.30%, dated 12/30/22, due 1/3/23, repurchase price $200,095,556, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 1/12/23 - 2/15/51; total market value $204,106,009.

National Bank of Canada, 4.45%, dated 12/30/22, due 1/6/23, repurchase price $1,000,865,278, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000% - 4.497%, maturing 3/2/23 - 5/15/52; total market value $1,088,828,527.

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Societe Generale SA, 4.30%, dated 12/30/22, due 1/6/23, repurchase price $200,167,222, collateralized by various U.S. Government Treasury Securities, ranging from 0.875% - 1.750%, maturing 6/30/26 - 1/31/29; total market value $204,000,023.

Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $375,183,750, collateralized by various Common Stocks; total market value $417,317,658.

Societe Generale SA, 4.41%, dated 12/30/22, due 1/3/23, repurchase price $425,208,250, collateralized by various Common Stocks; total market value $472,960,013.

TD Prime Services LLC, 4.40%, dated 12/30/22, due 1/3/23, repurchase price $200,097,778, collateralized by various Common Stocks; total market value $222,129,347.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as the COVID-19 pandemic, which has caused significant global market disruptions), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates had been unusually low in recent years in the United States and abroad, but the interest rate environment changed dramatically in 2022 as interest rates moved significantly higher. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, and supply

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chain disruptions contributed to a surge of inflation, and higher inflation often means higher interest rates. Due to concerns regarding high inflation in many sectors of the U.S. and global economy, the U.S. and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives that are intended to rein in inflation, and they are currently expected to continue to raise rates. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives. As such, fixed-income and related markets may continue to experience heightened levels of interest rate volatility.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings was discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad- ranging economic sanctions on Russia and certain Russian individuals, banking entities and

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corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact a Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail

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secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330

1510

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/T. Rowe Price Growth Stock	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Growth Strategy	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

1511

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

Prior to August 19, 2022, Equitable Conservative Growth MF/ETF Portfolio’s management fees were as follows:

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.750%	0.700%	0.675%	0.650%	0.625%

Prior to October 1, 2022 the following Portfolios’ management fees were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Growth Strategy	0.100%	0.0925%	0.0900%	0.0875%	0.0850%	0.0825%
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0850	0.0825

With the exception of the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF

1512

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolio, ETF Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2022, the three trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $250,121 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

The 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/ JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Strategic Allocation Series Portfolios, together with each series of the EQ Premier VIP Trust, a separate registered investment company managed by EIM, each pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

1513

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

All other Portfolios (“Administration Group 2”) pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Prior to August 19, 2022, Equitable Conservative Growth MF/ETF Portfolio was included in Administration Group 2.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of December 31, 2022, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2024 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive or limit its and its affiliates’ fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	1.25	%*	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	0.95	*	0.95	*	0.70	*

1514

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Conservative Strategy	0.95	%*	0.95	%*	0.70	%*
EQ/Conservative Growth Strategy	1.00	*	1.00	*	0.75	*
EQ/Balanced Strategy	1.05	*	1.05	*	0.80	*
EQ/Moderate Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Aggressive Growth Strategy	N/A		1.15	*	0.90	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	0.85	*
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	1.25		1.25		1.00
1290 VT GAMCO Small Company Value	1.07		1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	0.85		0.85		0.60
ATM Mid Cap Managed Volatility	0.85		0.85		0.60
ATM Small Cap Managed Volatility	0.85		0.85		0.60
ATM International Managed Volatility	N/A		0.90		0.65
EQ/500 Managed Volatility	0.85		0.85		0.60
EQ/400 Managed Volatility	0.85		0.85		0.60
EQ/2000 Managed Volatility	0.85		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	0.90	*
EQ/AB Dynamic Growth	N/A		1.15	*	0.90	*
EQ/AB Dynamic Moderate Growth	1.15	*	1.15	*	0.90	*
EQ/AB Short Duration Government Bond	0.77		0.77		0.52
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/AB Small Cap Growth	1.00		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	0.90	*
EQ/Capital Group Research	0.97		0.97		0.72
EQ/ClearBridge Large Cap Growth ESG	1.00		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Common Stock Index	0.68		0.68		0.43
EQ/Core Bond Index	0.645		0.645		0.395
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.54		0.54		0.29
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Moderate Allocation	N/A		1.15	*	0.90	*
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.05		1.05		0.80
EQ/Global Equity Managed Volatility	1.10		1.10		0.85

1515

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Goldman Sachs Growth Allocation	N/A		1.15	%*	0.90	%*
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	0.90	*
EQ/Intermediate Government Bond	0.645%		0.645		0.395
EQ/International Core Managed Volatility	1.05		1.05		0.80
EQ/International Equity Index	0.75	*	0.75	*	0.50	*
EQ/International Value Managed Volatility	1.05		1.05		0.80
EQ/Invesco Comstock	1.00		1.00		0.75
EQ/Invesco Global	1.15		1.15		0.90
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	0.90	*
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	0.90	*
EQ/Janus Enterprise	1.05		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	0.90	*
EQ/JPMorgan Value Opportunities	1.00		1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Growth Index	0.73		0.73		0.48
EQ/Large Cap Growth Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Value Index	0.75		0.75		0.50
EQ/Large Cap Value Managed Volatility	0.90		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40
EQ/Loomis Sayles Growth	1.05		1.05		0.80
EQ/MFS International Growth	1.10		1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	0.66		0.66		0.41
EQ/Mid Cap Value Managed Volatility	1.00		1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.85		0.60
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A		0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.79		0.79		0.54
EQ/Quality Bond PLUS	0.85		0.85		0.60
EQ/Small Company Index	0.64		0.64		0.39
EQ/T. Rowe Price Growth Stock	1.00		1.00		0.75
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*
EQ/Value Equity	0.95		0.95		0.70
EQ/Wellington Energy	N/A		1.19	*	0.94	*
Multimanager Aggressive Equity	1.00		1.00		0.75
Multimanager Core Bond	0.85		0.85		0.60
Multimanager Technology	1.18		1.18		0.93

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Prior to August 19, 2022, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the Equitable Conservative

1516

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Growth MF/ETF Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
Equitable Conservative Growth MF/ETF	N/A	1.20	*	0.95	*

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Prior to October 1, 2022, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the 1290 VT GAMCO Small Company Value Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Franklin Moderate Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Ultra Short Bond Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
1290 VT GAMCO Small Company Value	1.10%		1.10%		0.85%
EQ/AB Dynamic Aggressive Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Moderate Growth	1.20	*	1.20	*	0.95	*
EQ/American Century Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Core Bond Index	0.65		0.65		0.40
EQ/Equity 500 Index	0.55		0.55		0.30
EQ/Franklin Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Goldman Sachs Growth Allocation	N/A		1.20	*	0.95	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Intermediate Government Bond	0.65		0.65		0.40
EQ/International Equity Index	0.79	*	0.79	*	0.54	*
EQ/Invesco Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/JPMorgan Growth Allocation	N/A		1.20	*	0.95	*
EQ/PIMCO Global Real Return	N/A		0.90		0.65
EQ/PIMCO Ultra Short Bond	0.80		0.80		0.55

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

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December 31, 2022

Investment advisory fees are waived first, administration fees are waived next, and then EIM reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse EIM for fees waived (including fees waived by EIM’s affiliates, including the Administrator) or other expenses assumed and paid for by EIM pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or assumed by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the year ended December 31, 2022, the following Portfolios incurred Recoupment Fees:

Portfolios:	Recoupment Fees
1290 VT SmartBeta Equity ESG	$18,958
EQ/AB Dynamic Aggressive Growth	51,242
EQ/Common Stock Index	44,157
EQ/International Equity Index	23,868
EQ/Small Company Index	3,972

$142,197

At December 31, 2022, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	2025	Total Eligible For Recoupment
EQ/Conservative Strategy	$—	$—	$3,136	$3,136
Equitable Conservative Growth MF/ETF	39,568	41,529	43,047	124,144
Equitable Moderate Growth MF/ETF	—	—	154,534	154,534
Equitable Growth MF/ETF	—	—	152,733	152,733
1290 VT Moderate Growth Allocation	48,374	85,862	101,711	235,947
1290 VT Multi-Alternative Strategies	51,043	62,695	65,928	179,666
1290 VT Convertible Securities	69,915	113,588	111,005	294,508
1290 VT DoubleLine Opportunistic Bond	144,446	319,935	499,410	963,791
1290 VT Equity Income	445,267	992,576	947,671	2,385,514
1290 VT GAMCO Mergers & Acquisitions	31,231	113,653	143,266	288,150
1290 VT High Yield Bond	88,513	103,265	134,713	326,491
1290 VT Micro Cap	183,391	335,701	310,864	829,956
1290 VT Natural Resources	89,186	120,203	134,340	343,729
1290 VT Real Estate	112,277	123,937	234,901	471,115
1290 VT Small Cap Value	183,230	276,477	312,901	772,608
1290 VT SmartBeta Equity ESG	45,713	18,134	48,869	112,716
ATM Mid Cap Managed Volatility	53,007	73,360	126,153	252,520
ATM Small Cap Managed Volatility	—	—	45,606	45,606
EQ/400 Managed Volatility	—	—	18,740	18,740
EQ/AB Dynamic Aggressive Growth	26,242	178,743	102,278	307,263
EQ/AB Dynamic Growth	—	—	78,596	78,596
EQ/AB Short Duration Government Bond	47,929	118,379	431,930	598,238
EQ/AB Sustainable U.S. Thematic	—	—	165,317	165,317
EQ/American Century Mid Cap Value	766,842	1,638,002	1,653,559	4,058,403
EQ/American Century Moderate Growth Allocation	60,293	99,239	113,487	273,019

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December 31, 2022

Portfolios:	2023	2024	2025	Total Eligible For Recoupment
EQ/Capital Group Research	$169,450	$294,138	$287,319	$750,907
EQ/ClearBridge Large Cap Growth ESG	35,372	103,612	122,994	261,978
EQ/ClearBridge Select Equity Managed Volatility	113,659	220,928	399,353	733,940
EQ/Common Stock Index	—	—	50,212	50,212
EQ/Core Bond Index	405,875	1,167,061	1,659,837	3,232,773
EQ/Emerging Markets Equity PLUS	73,167	50,389	212,658	336,214
EQ/Equity 500 Index	393,382	834,752	1,337,997	2,566,131
EQ/Fidelity Institutional AM® Large Cap	233,598	309,481	347,520	890,599
EQ/Franklin Moderate Allocation	73,050	98,625	138,534	310,209
EQ/Franklin Rising Dividends	132,668	273,704	284,895	691,267
EQ/Franklin Small Cap Value Managed Volatility	82,732	300,326	323,305	706,363
EQ/Global Equity Managed Volatility	557,277	761,254	1,029,854	2,348,385
EQ/Goldman Sachs Growth Allocation	74,636	135,313	206,441	416,390
EQ/Goldman Sachs Mid Cap Value	66,826	128,415	129,099	324,340
EQ/Goldman Sachs Moderate Growth Allocation	115,758	31,133	178,804	325,695
EQ/Intermediate Government Bond	367,371	1,055,528	1,416,126	2,839,025
EQ/International Equity Index	33,414	96,260	310,101	439,775
EQ/Invesco Comstock	57,413	99,582	116,615	273,610
EQ/Invesco Global	188,677	400,667	373,422	962,766
EQ/Invesco Moderate Allocation	81,781	93,869	168,429	344,079
EQ/Invesco Moderate Growth Allocation	73,076	95,037	131,490	299,603
EQ/JPMorgan Growth Allocation	83,208	150,502	256,707	490,417
EQ/Lazard Emerging Markets Equity	194,130	523,608	403,119	1,120,857
EQ/Long-Term Bond	—	292,602	1,353,805	1,646,407
EQ/Loomis Sayles Growth	279,474	508,475	477,707	1,265,656
EQ/MFS International Growth	421,201	1,514,849	1,376,554	3,312,604
EQ/MFS International Intrinsic Value	428,573	808,078	816,231	2,052,882
EQ/MFS Mid Cap Focused Growth	282,065	546,136	501,413	1,329,614
EQ/MFS Utilities Series	125,251	202,888	212,569	540,708
EQ/Mid Cap Index	—	217,331	1,026,029	1,243,360
EQ/Morgan Stanley Small Cap Growth	230,097	394,300	359,774	984,171
EQ/PIMCO Global Real Return	135,057	237,753	278,279	651,089
EQ/PIMCO Real Return	157,024	278,427	285,744	721,195
EQ/PIMCO Total Return ESG	297,275	567,774	547,077	1,412,126
EQ/PIMCO Ultra Short Bond	478,065	731,077	641,016	1,850,158
EQ/T. Rowe Price Growth Stock	809,417	1,572,606	1,486,490	3,868,513
EQ/T. Rowe Price Health Sciences	172,362	344,974	316,937	834,273
EQ/Wellington Energy	72,601	115,110	126,124	313,835
Multimanager Core Bond	487,265	860,698	1,258,346	2,606,309
Multimanager Technology	1,147,346	2,412,135	2,130,081	5,689,562

During the year ended December 31, 2022, EIM voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

During the year ended December 31, 2022, the Distributor voluntarily waived $1,314,223 of distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership in net assets of the Portfolios listed held by Equitable Financial at December 31, 2022:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	89%
Equitable Growth MF/ETF	78
1290 VT Multi-Alternative Strategies	70
1290 VT Convertible Securities	34
EQ/AB Sustainable U.S. Thematic	96

Shares of the Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios of the Trust, and certain series of EQ Premier VIP Trust (“VIP Trust”). The following tables show the percentage of ownership in net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, and certain series of VIP Trust at December 31, 2022.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities Portfolio	32.43%
1290 VT DoubleLine Opportunistic Bond Portfolio	1.87
1290 VT Equity Income Portfolio	1.92
1290 VT GAMCO Mergers & Acquisitions Portfolio	13.61
1290 VT GAMCO Small Company Value Portfolio	0.85
1290 VT High Yield Bond Portfolio	6.29
1290 VT Natural Resources Portfolio	20.35
1290 VT Real Estate Portfolio	49.79
1290 VT SmartBeta Equity ESG Portfolio	3.32
EQ/AB Small Cap Growth Portfolio	1.52
EQ/Emerging Markets Equity PLUS Portfolio	12.75
EQ/Intermediate Government Bond Portfolio	0.05
EQ/International Equity Index Portfolio	0.83
EQ/Invesco Comstock Portfolio	6.76
EQ/Janus Enterprise Portfolio	0.36
EQ/JPMorgan Value Opportunities Portfolio	1.88
EQ/Loomis Sayles Growth Portfolio	3.18
EQ/MFS International Growth Portfolio	2.83
EQ/PIMCO Global Real Return Portfolio	13.85
EQ/PIMCO Ultra Short Bond Portfolio	1.04
EQ/T. Rowe Price Growth Stock Portfolio	1.14
EQ/Value Equity Portfolio	1.10
Multimanager Core Bond Portfolio	0.90
EQ/Core Plus Bond Portfolio	3.04

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility Portfolio	1.93%	0.98%	3.49%	12.28%	25.03%	24.08%	29.60%
EQ/400 Managed Volatility Portfolio	0.99	0.76	2.32	7.99	16.89	15.34	17.71

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/2000 Managed Volatility Portfolio	1.92%	0.87%	3.12%	10.97%	22.47%	21.82%	25.94%
EQ/International Managed Volatility Portfolio	1.98	0.97	3.45	12.43	25.12	23.82	27.88
EQ/AB Short Duration Government Bond Portfolio	—	4.01	5.22	12.03	16.11	10.05	6.85
EQ/Core Bond Index Portfolio	—	3.79	4.84	11.06	14.71	8.71	5.90
EQ/Intermediate Government Bond Portfolio	33.30	3.18	4.08	9.28	12.30	7.27	4.90
EQ/Long-Term Bond Portfolio	—	2.34	4.28	11.67	17.05	11.45	8.14

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate-Plus Allocation	EQ/Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond Portfolio	8.80%	7.55%	38.44%	28.13%	3.85%
1290 VT Equity Income Portfolio	0.82	1.74	13.22	26.39	14.50
1290 VT GAMCO Small Company Value Portfolio	0.04	0.14	1.70	3.74	2.35
1290 VT High Yield Bond Portfolio	5.80	4.91	25.32	18.07	2.51
1290 VT Micro Cap Portfolio	1.24	2.89	24.71	45.33	20.48
1290 VT Small Cap Value Portfolio	—	1.25	11.05	20.01	9.60
ATM Large Cap Managed Volatility Portfolio	1.95	3.71	24.87	44.05	25.42
ATM Mid Cap Managed Volatility Portfolio	5.24	8.23	32.22	36.09	18.22
ATM Small Cap Managed Volatility Portfolio	0.57	2.37	23.29	49.23	24.54
ATM International Managed Volatility Portfolio	0.96	2.86	27.60	44.66	23.91
EQ/AB Small Cap Growth Portfolio	0.20	0.66	6.73	12.90	5.25
EQ/American Century Mid Cap Value Portfolio	0.58	0.63	3.79	4.13	2.09

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate-Plus Allocation	EQ/Aggressive Allocation
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1.40%	2.48%	16.73%	26.46%	16.11%
EQ/Core Bond Index Portfolio	2.51	1.81	8.87	6.16	0.70
EQ/Franklin Small Cap Value Managed Volatility Portfolio	—	1.11	13.13	28.23	15.00
EQ/Global Equity Managed Volatility Portfolio	0.27	0.80	7.68	12.61	7.33
EQ/Intermediate Government Bond Portfolio	2.47	1.88	9.12	6.38	0.73
EQ/International Core Managed Volatility Portfolio	0.24	0.77	7.46	11.70	5.69
EQ/International Equity Index Portfolio	0.04	0.10	0.47	0.46	0.46
EQ/International Value Managed Volatility Portfolio	0.43	1.27	12.88	19.68	9.79
EQ/Janus Enterprise Portfolio	0.48	0.82	2.92	3.14	1.26
EQ/JPMorgan Value Opportunities Portfolio	0.45	0.94	7.12	13.04	7.18
EQ/Large Cap Core Managed Volatility Portfolio	0.65	1.02	6.96	13.38	8.01
EQ/Large Cap Growth Index Portfolio	0.08	0.10	0.41	0.46	0.29
EQ/Large Cap Value Managed Volatility Portfolio	0.15	0.32	2.40	4.76	2.79
EQ/Long-Term Bond Portfolio	2.62	3.23	19.75	16.22	2.23
EQ/Loomis Sayles Growth Portfolio	0.84	1.41	9.66	15.24	7.88
EQ/MFS International Growth Portfolio	0.39	1.18	12.01	19.70	10.84
EQ/Morgan Stanley Small Cap Growth Portfolio	0.53	1.69	16.89	31.69	13.89
EQ/PIMCO Ultra Short Bond Portfolio	8.90	6.70	32.26	23.84	3.04
EQ/Quality Bond PLUS Portfolio	3.25	2.87	14.71	10.82	1.31

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate-Plus Allocation	EQ/Aggressive Allocation
EQ/T. Rowe Price Growth Stock Portfolio	0.20%	0.39%	2.60%	3.69%	1.59%
EQ/Value Equity Portfolio	0.27	0.60	4.55	9.07	5.17
Multimanager Core Bond Portfolio	6.68	5.80	30.26	22.17	2.76

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond Portfolio	1.41%	4.38%	3.94%	2.25%	0.44%
EQ/American Century Mid Cap Value Portfolio	0.12	0.79	0.62	0.71	0.21
EQ/Core Bond Index Portfolio	0.05	0.15	0.12	0.06	0.01
EQ/Emerging Markets Equity PLUS Portfolio	1.10	7.32	11.71	11.34	5.17
EQ/Equity 500 Index Portfolio	0.05	0.45	0.87	0.91	0.41
EQ/International Equity Index Portfolio	0.11	0.97	1.58	1.60	0.71
EQ/Janus Enterprise Portfolio	0.10	0.43	0.42	0.29	0.07
EQ/Long-Term Bond Portfolio	0.11	0.37	0.33	0.18	0.02
EQ/MFS International Growth Portfolio	0.07	0.59	1.03	1.00	0.57
EQ/PIMCO Ultra Short Bond Portfolio	0.24	0.71	0.54	0.29	0.02
EQ/Quality Bond PLUS Portfolio	0.23	0.62	0.50	0.26	0.02
EQ/Small Company Index Portfolio	0.04	0.69	1.45	1.52	0.76
EQ/Value Equity Portfolio	0.04	0.19	0.31	0.35	0.22
Multimanager Aggressive Equity Portfolio	0.04	0.18	0.20	0.20	0.16

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Reorganization Transactions

The following transactions occurred during 2022:

After the close of business on November 4, 2022, EQ/JPMorgan Growth Allocation Portfolio, acquired the net assets of the EQ/Franklin Growth Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/JPMorgan Growth Allocation Portfolio issuing 7,074,851 Class IB shares (valued at $70,694,650) in exchange for 7,305,065 Class IB shares of EQ/Franklin Growth Allocation Portfolio. The securities held by EQ/Franklin Growth Allocation Portfolio, with a fair value of $44,586,817 and identified cost of $43,923,240, and cash in the amount of $26,164,307 at November 4, 2022, were the principal assets acquired by EQ/JPMorgan Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/JPMorgan Growth Allocation Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Franklin Growth Allocation Portfolio was carried forward to align ongoing reporting of EQ/JPMorgan Growth Allocation Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Franklin Growth Allocation Portfolio net assets at the merger date of $70,694,650, including $663,577 of unrealized appreciation, $(67,513) of undistributed net investment loss and $(8,513,134) of undistributed net realized loss on investments,

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

were combined with those of EQ/JPMorgan Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/JPMorgan Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $2,050,770 and net realized and unrealized loss of $(66,349,530) resulting in a decrease in net assets from operations of $(64,298,760). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Growth Allocation Portfolio that have been included in EQ/JPMorgan Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/JPMorgan Growth Allocation Portfolio totaled $347,355,219. Immediately after the combination, the net assets of the EQ/JPMorgan Growth Allocation Portfolio totaled $418,049,869.

After the close of business on November 4, 2022, EQ/Invesco Moderate Growth Allocation Portfolio, acquired the net assets of the EQ/First Trust Moderate Growth Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Invesco Moderate Growth Allocation Portfolio issuing 10,916,089 Class IB shares (valued at $103,979,580) in exchange for 10,235,035 Class IB shares of EQ/First Trust Moderate Growth Allocation Portfolio. The securities held by EQ/First Trust Moderate Growth Allocation Portfolio, with a fair value of $86,920,322 and identified cost of $92,218,973, and cash in the amount of $17,117,889, at November 4, 2022, were the principal assets acquired by EQ/Invesco Moderate Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Invesco Moderate Growth Allocation Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/First Trust Moderate Growth Allocation Portfolio was carried forward to align ongoing reporting of EQ/Invesco Moderate Growth Allocation Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/First Trust Moderate Growth Allocation Portfolio’s net assets at the merger date of $103,979,580, including $(5,298,651) of unrealized depreciation, $5,061 of undistributed net investment income and $(4,689,010) of undistributed net realized loss on investments, were combined with those of EQ/Invesco Moderate Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Invesco Moderate Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $2,327,500 and net realized and unrealized loss of $(36,658,261) resulting in a decrease in net assets from operations of $(34,330,761). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/First Trust Moderate Growth Allocation Portfolio that have been included in EQ/Invesco Moderate Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Invesco Moderate Growth Allocation Portfolio totaled $109,040,864. Immediately after the combination, the net assets of the EQ/Invesco Moderate Growth Allocation Portfolio totaled $213,020,444.

After the close of business on November 4, 2022, 1290 VT Moderate Growth Allocation Portfolio acquired the net assets of the EQ/AXA Investment Managers Moderate Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT Moderate Growth Allocation Portfolio issuing 3,075,788 Class IB shares (valued at $32,119,785) in exchange for 3,197,444 Class IB shares of EQ/AXA Investment Managers Moderate Allocation Portfolio. Cash in the amount of $848,474 in addition to securities held by EQ/AXA Investment Managers Moderate Allocation Portfolio which had a fair value of $31,290,631 at November 4, 2022, were the principal assets acquired by 1290 VT Moderate Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Moderate Growth Allocation Portfolio were

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

recorded at fair value. EQ/AXA Investment Managers Moderate Allocation Portfolio’s net assets at the merger date of $32,119,785, were combined with those of 1290 VT Moderate Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of 1290 VT Moderate Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $1,629,406 and net realized and unrealized loss of $(21,588,295) resulting in a decrease in net assets from operations of $(19,958,889). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/AXA Investment Managers Moderate Allocation Portfolio that have been included in 1290 VT Moderate Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Moderate Growth Allocation Portfolio totaled $80,741,583. Immediately after the combination, the net assets of the 1290 VT Moderate Growth Allocation Portfolio totaled $112,861,368.

After the close of business on November 11, 2022, EQ/Common Stock Index Portfolio acquired the net assets of the 1290 VT Low Volatility Global Equity Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Common Stock Index Portfolio issuing 118,063 Class IB shares (valued at $4,680,495) in exchange for 955,437 Class IB shares of 1290 VT Low Volatility Global Equity Portfolio. Cash, in the amount of $4,732,023 at November 11, 2022 was the principal asset acquired by EQ/Common Stock Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Common Stock Index Portfolio were recorded at fair value. 1290 VT Low Volatility Global Equity Portfolio’s net assets at the merger date of $4,680,495, were combined with those of EQ/Common Stock Index Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Common Stock Index Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $60,438,821 and net realized and unrealized loss of $(1,540,937,327) resulting in a decrease in net assets from operations of $(1,480,498,506). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the 1290 VT Low Volatility Global Equity Portfolio that have been included in EQ/Common Stock Index Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $6,130,013,934. Immediately after the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $6,134,694,430.

After the close of business on November 11, 2022, EQ/MFS International Growth Portfolio acquired the net assets of the EQ/Invesco International Growth Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/MFS International Growth Portfolio issuing 23,197,788 Class IB shares (valued at $162,120,470) in exchange for 4,975,634 Class IB shares of EQ/Invesco International Growth Portfolio. Cash in the amount of $109,170,902 in addition to securities held by EQ/Invesco International Growth Portfolio which had a fair value of $52,638,867 at November 11, 2022, were the principal assets acquired by EQ/MFS International Growth Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/MFS International Growth Portfolio were recorded at fair value. EQ/Invesco International Growth Portfolio’s net assets at the merger date of $162,120,470, were combined with those of EQ/MFS International Growth Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/MFS International Growth Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $12,353,158 and net realized and unrealized loss of $(264,323,925) resulting in a decrease in net assets from operations of $(251,970,767). Because the combined investment

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Invesco International Growth Portfolio that have been included in EQ/MFS International Growth Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/MFS International Growth Portfolio totaled $1,082,685,044. Immediately after the combination, the net assets of the EQ/MFS International Growth Portfolio totaled $1,244,805,514.

The following transactions occurred during 2021:

After the close of business on June 18, 2021, 1290 VT Natural Resources Portfolio acquired the net assets of the 1290 VT Energy Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT Natural Resources Portfolio issuing 919,240 Class IB shares and 83,729 Class K Shares (valued at $6,860,121 and $625,596, respectively) in exchange for 1,267,019 Class IB shares and 115,561 Class K shares, respectively, of 1290 VT Energy Portfolio. Cash, in the amount of $7,485,717 at June 18, 2021, was the principal asset acquired by 1290 VT Natural Resources Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Natural Resources Portfolio were recorded at fair value. 1290 VT Energy Portfolio’s net assets of $7,485,717 at June 18, 2021, were combined with those of 1290 VT Natural Resources Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of 1290 VT Natural Resources Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $802,626 and net realized and unrealized gain of $5,613,747 resulting in an increase in net assets from operations of $6,416,373. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the 1290 VT Energy Portfolio that have been included in 1290 VT Natural Resources Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Natural Resources Portfolio totaled $15,321,509. Immediately after the combination, the net assets of the 1290 VT Natural Resources Portfolio totaled $22,807,226.

After the close of business on June 18, 2021, EQ/Balanced Strategy Portfolio acquired the net assets of the EQ/Franklin Balanced Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Balanced Strategy Portfolio issuing 192,600 Class IA shares and 39,881,495 Class IB Shares (valued at $3,449,858 and $715,354,048, respectively) in exchange for 402,558 Class IA shares and 83,464,013 Class IB shares, respectively, of EQ/Franklin Balanced Managed Volatility Portfolio. Cash, in the amount of $718,803,906 at June 18, 2021 was the principal asset acquired by EQ/Balanced Strategy Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Balanced Strategy Portfolio were recorded at fair value. EQ/Franklin Balanced Managed Volatility Portfolio’s net assets at the merger date of $718,803,906, were combined with those of EQ/Balanced Strategy Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/ Balanced Strategy Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $31,802,048 and net realized and unrealized gain of $393,610,341 resulting in an increase in net assets from operations of $425,412,389. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Balanced Managed Volatility Portfolio that have been included in EQ/Balanced Strategy Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Balanced Strategy Portfolio totaled $3,738,804,279. Immediately after the combination, the net assets of the EQ/Balanced Strategy Portfolio totaled $4,457,608,185.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2022

Note 9	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2022, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

Effective January 1, 2023, a newly established entity, Equitable Investment Management, LLC (“EIM II”), an affiliate of EIM, became the administrator for the Trust and the Portfolios. The transfer of administration services to EIM II did not result in any change in the nature, scope or quality of the administration services being provided to the Trust and the Portfolios, or the personnel providing such services, and did not result in any change in the administration fees paid by the Portfolios.

Effective February 10, 2023, FIAM LLC became a Sub-Adviser to an allocated portion of the Multimanager Technology Portfolio.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Advisors Trust and Shareholders of each of the ninety-eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting EQ Advisors Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations, the changes in each of their net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio each of their cash flows, for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

EQ/All Asset Growth Allocation Portfolio (1)	EQ/Franklin Moderate Allocation Portfolio (1)

EQ/Ultra Conservative Strategy Portfolio (1)	EQ/Franklin Rising Dividends Portfolio (1)

EQ/Conservative Strategy Portfolio (1)	EQ/Franklin Small Cap Value Managed Volatility Portfolio (1)

EQ/Conservative Growth Strategy Portfolio (1)	EQ/Global Equity Managed Volatility Portfolio (1)

EQ/Balanced Strategy Portfolio (1)	EQ/Goldman Sachs Growth Allocation Portfolio (1)

EQ/Moderate Growth Strategy Portfolio (1)	EQ/Goldman Sachs Mid Cap Value Portfolio (1)

EQ/Growth Strategy Portfolio (1)	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (1)

EQ/Aggressive Growth Strategy Portfolio (1)	EQ/Intermediate Government Bond Portfolio (1)

Equitable Conservative Growth MF/ETF Portfolio (1)	EQ/International Core Managed Volatility Portfolio (1)

Equitable Moderate Growth MF/ETF Portfolio (3)	EQ/International Equity Index Portfolio (1)

Equitable Growth MF/ETF Portfolio (3)	EQ/International Value Managed Volatility Portfolio (1)

1290 VT Moderate Growth Allocation Portfolio (1)	EQ/Invesco Comstock Portfolio (1)

1290 VT Multi-Alternative Strategies Portfolio (1)	EQ/Invesco Global Portfolio (1)

1290 VT Convertible Securities Portfolio (1)	EQ/Invesco Global Real Assets Portfolio (1)

1290 VT DoubleLine Opportunistic Bond Portfolio (1)	EQ/Invesco Moderate Allocation Portfolio (1)

1290 VT Equity Income Portfolio (1)	EQ/Invesco Moderate Growth Allocation Portfolio (1)

1290 VT GAMCO Mergers & Acquisitions Portfolio (1)	EQ/Janus Enterprise Portfolio (1)

1290 VT GAMCO Small Company Value Portfolio (1)	EQ/JPMorgan Growth Allocation Portfolio (1)

1290 VT High Yield Bond Portfolio (1)	EQ/JPMorgan Value Opportunities Portfolio (1)

1290 VT Micro Cap Portfolio (1)	EQ/Large Cap Core Managed Volatility Portfolio (1)

1290 VT Natural Resources Portfolio (1)	EQ/Large Cap Growth Index Portfolio (1)

1290 VT Real Estate Portfolio (1)	EQ/Large Cap Growth Managed Volatility Portfolio (1)

1290 VT Small Cap Value Portfolio (1)	EQ/Large Cap Value Index Portfolio (1)

1290 VT SmartBeta Equity ESG Portfolio (1)	EQ/Large Cap Value Managed Volatility Portfolio (1)

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1290 VT Socially Responsible Portfolio (1)	EQ/Lazard Emerging Markets Equity Portfolio (1)

ATM Large Cap Managed Volatility Portfolio (1)	EQ/Long-Term Bond Portfolio (4)

ATM Mid Cap Managed Volatility Portfolio (1)	EQ/Loomis Sayles Growth Portfolio (1)

ATM Small Cap Managed Volatility Portfolio (1)	EQ/MFS International Growth Portfolio (1)

ATM International Managed Volatility Portfolio (1)	EQ/MFS International Intrinsic Value Portfolio (1)

EQ/500 Managed Volatility Portfolio (1)	EQ/MFS Mid Cap Focused Growth Portfolio (1)

EQ/400 Managed Volatility Portfolio (1)	EQ/MFS Technology Portfolio (1)

EQ/2000 Managed Volatility Portfolio (1)	EQ/MFS Utilities Series Portfolio (1)

EQ/International Managed Volatility Portfolio (1)	EQ/Mid Cap Index Portfolio (1)

EQ/AB Dynamic Aggressive Growth Portfolio (1)	EQ/Mid Cap Value Managed Volatility Portfolio (1)

EQ/AB Dynamic Growth Portfolio (1)	EQ/Money Market Portfolio (1)

EQ/AB Dynamic Moderate Growth Portfolio (1)	EQ/Morgan Stanley Small Cap Growth Portfolio (1)

EQ/AB Short Duration Government Bond Portfolio (1)	EQ/PIMCO Global Real Return Portfolio (2)

EQ/AB Small Cap Growth Portfolio (1)	EQ/PIMCO Real Return Portfolio (2)

EQ/AB Sustainable U.S. Thematic Portfolio (3)	EQ/PIMCO Total Return ESG Portfolio (1)

EQ/American Century Mid Cap Value Portfolio (1)	EQ/PIMCO Ultra Short Bond Portfolio (1)

EQ/American Century Moderate Growth Allocation Portfolio (1)	EQ/Quality Bond PLUS Portfolio (1)

EQ/Capital Group Research Portfolio (1)	EQ/Small Company Index Portfolio (1)

EQ/ClearBridge Large Cap Growth ESG Portfolio (1)	EQ/T. Rowe Price Growth Stock Portfolio (1)

EQ/Clearbridge Select Equity Managed Volatility Portfolio (1)	EQ/T. Rowe Price Health Sciences Portfolio (1)

EQ/Common Stock Index Portfolio (1)	EQ/Value Equity Portfolio (1)

EQ/Core Bond Index Portfolio (1)	EQ/Wellington Energy Portfolio (1)

EQ/Emerging Markets Equity PLUS Portfolio (1)	Multimanager Aggressive Equity Portfolio (1)

EQ/Equity 500 Index Portfolio (1)	Multimanager Core Bond Portfolio (1)

EQ/Fidelity Institutional AM® Large Cap Portfolio (1)	Multimanager Technology Portfolio (1)

(1)	Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for each of the two years in the period ended December 31, 2022
(2)	Statements of operations and cash flows for the year ended December 31, 2022 and statement of changes in net assets for each of the two years in the period ended December 31, 2022
(3)	Statements of operations and changes in net assets for the period February 15, 2022 (commencement of operations) through December 31, 2022
(4)

Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the year ended December 31, 2022 and for the period August 2, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits

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also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 17, 2023

We have served as the auditor of one or more investment companies in the EIM LLC – advised mutual fund complex since 1997.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2022 (UNAUDITED)

At an in-person meeting held on July 12-13, 2022, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement(s) (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term.

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

1290 VT Low Volatility Global Equity Portfolio

1290 VT Moderate Growth Allocation Portfolio

1290 VT Multi-Alternative Strategies Portfolio

EQ/All Asset Growth Allocation Portfolio

EQ/Aggressive Growth Strategy Portfolio

EQ/Balanced Strategy Portfolio

EQ/Conservative Growth Strategy Portfolio

EQ/Conservative Strategy Portfolio

EQ/Growth Strategy Portfolio

EQ/Moderate Growth Strategy Portfolio

EQ/Ultra Conservative Strategy Portfolio

(collectively, the “Strategic Allocation Portfolios”)

Advisory Agreement with EIM

1290 VT Convertible Securities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA Funds Management, Inc. (“SSGA”)

1290 VT DoubleLine Dynamic Allocation Portfolio^	Advisory Agreement with EIM

1290 VT DoubleLine Opportunistic Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”)

1290 VT Equity Income Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC

1290 VT GAMCO Mergers & Acquisitions Portfolio 1290 VT GAMCO Small Company Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with GAMCO Asset Management, Inc. (“GAMCO”)

1290 VT High Yield Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AXA Investment Managers US Inc. (“AXA IM”) Sub-Advisory Agreement with Post Advisory Group, LLC

1290 VT Micro Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”) Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”)

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

EQ/AB Dynamic Aggressive Growth Portfolio

EQ/AB Dynamic Growth Portfolio

EQ/AB Dynamic Moderate Growth Portfolio

EQ/AB Short Duration Government Bond Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/Common Stock Index Portfolio

EQ/Equity 500 Index Portfolio

EQ/International Equity Index Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Long-Term Bond Portfolio

EQ/Small Company Index Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein, L.P. (“AllianceBernstein”)

1290 VT Small Cap Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Horizon Kinetics Asset Management LLC

1290 VT SmartBeta Equity ESG Portfolio (formerly known as 1290 VT SmartBeta Equity Portfolio)	Advisory Agreement with EIM Sub-Advisory Agreement with AXA IM

1290 VT Socially Responsible Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

(collectively, the “EQ Tactical Manager Portfolios”)

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with BlackRock

EQ/American Century Mid Cap Value Portfolio EQ/American Century Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with American Century Investment Management Inc.

EQ/AXA Investment Managers Moderate Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AXA IM

EQ/Capital Group Research Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Capital International, Inc. (“Capital International”)

EQ/ClearBridge Large Cap Growth ESG Portfolio (formerly known as EQ/ClearBridge Large Cap Growth Portfolio)	Advisory Agreement with EIM Sub-Advisory Agreement with ClearBridge Investments, LLC (“ClearBridge”)

EQ/ClearBridge Select Equity Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with ClearBridge

EQ/Core Bond Index Portfolio EQ/Intermediate Government Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Emerging Markets Equity PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with EARNEST Partners, LLC (“EARNEST”)

EQ/Fidelity Institutional AM® Large Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with FIAM, LLC (“FIAM”)*

EQ/First Trust Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with First Trust Advisors L.P.

EQ/Franklin Growth Allocation Portfolio EQ/Franklin Moderate Allocation Portfolio EQ/Franklin Rising Dividends Portfolio EQ/Franklin Strategic Income Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Franklin Advisers, Inc.

EQ/Franklin Small Cap Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Franklin Mutual Advisers, LLC

EQ/Global Equity Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”)

Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc. (“Morgan Stanley”)**

EQ/Goldman Sachs Growth Allocation Portfolio EQ/Goldman Sachs Mid Cap Value Portfolio EQ/Goldman Sachs Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.

EQ/International Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with EARNEST

Sub-Advisory Agreement with Federated Global Investment Management Corp.

Sub-Advisory Agreement with Massachusetts Financial Services Company (dba MFS Investment Management) (“MFS Investment Management”)

EQ/International Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Harris Associates L.P.

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Portfolio

EQ/Invesco Global Real Assets Portfolio

EQ/Invesco International Growth Portfolio

EQ/Invesco Moderate Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with Invesco***

EQ/Janus Enterprise Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Janus Henderson Investors US LLC

EQ/JPMorgan Growth Allocation Portfolio EQ/JPMorgan Value Opportunities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with JPMorgan Investment Management Inc.

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Large Cap Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Capital International

Sub-Advisory Agreement with GQG Partners LLC

Sub-Advisory Agreement with Vaughan Nelson Investment Management

EQ/Large Cap Growth Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with HS Management Partners, LLC

Sub-Advisory Agreement with Loomis, Sayles & Co., L.P. (“Loomis Sayles”)

Sub-Advisory Agreement with Polen Capital Management, LLC

Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”)

EQ/Large Cap Value Index Portfolio EQ/Mid Cap Index Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein

EQ/Large Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with Aristotle Capital Management, LLC (“Aristotle”)

Sub-Advisory Agreement with MFS Investment Management

EQ/Lazard Emerging Markets Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”)

EQ/Loomis Sayles Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Loomis Sayles

EQ/MFS International Growth Portfolio EQ/MFS International Intrinsic Value Portfolio EQ/MFS Mid Cap Focused Growth Portfolio EQ/MFS Technology Portfolio EQ/MFS Utilities Series Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with MFS Investment Management

EQ/Mid Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Diamond Hill Capital Management, Inc.

Sub-Advisory Agreement with Wellington Management Company, LLP (“Wellington”)

EQ/Money Market Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BNY Mellon Investment Adviser, Inc.

EQ/Morgan Stanley Small Cap Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Morgan Stanley

EQ/PIMCO Global Real Return Portfolio EQ/PIMCO Real Return Portfolio EQ/PIMCO Total Return ESG Portfolio (formerly known as EQ/PIMCO Total Return Portfolio) EQ/PIMCO Ultra Short Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”)

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Quality Bond PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with PIMCO

EQ/T. Rowe Price Growth Stock Portfolio EQ/T. Rowe Price Health Sciences Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with T. Rowe Price

EQ/Value Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Aristotle

EQ/Wellington Energy Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Wellington

Multimanager Aggressive Equity Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with 1832 Asset Management U.S. Inc.

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with T. Rowe Price

Sub-Advisory Agreement with Westfield Capital Management Company, L.P.

Multimanager Core Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock Financial Management, Inc. (“BFM”)****

Sub-Advisory Agreement with DoubleLine

Sub-Advisory Agreement with PIMCO

Sub-Advisory Agreement with SSGA

Multimanager Technology Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with Wellington

^	Effective on or about August 19, 2022, in connection with a restructuring (described below), the Portfolio’s name changed to “Equitable Conservative Growth MF/ETF Portfolio.”
*

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and FIAM with respect to the EQ/Fidelity Institutional AM® Large Cap Portfolio, the Board also considered and approved a new investment sub-sub-advisory agreement between FIAM and its affiliate. FIAM retains an affiliate to provide certain services to this Portfolio.

**

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Morgan Stanley with respect to the EQ/Global Equity Managed Volatility Portfolio, the Board also considered and approved the renewal of an investment sub-sub-advisory agreement between Morgan Stanley and its affiliate. Morgan Stanley retains an affiliate to provide certain services to this Portfolio.

***

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Invesco with respect to the EQ/Invesco Global Real Assets Portfolio, the Board also considered and approved the renewal of an investment sub-sub-advisory agreement between Invesco and its affiliate. Invesco retains an affiliate to provide certain services to this Portfolio.

****

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and BFM with respect to the Multimanager Bond Portfolio, the Board also considered and approved the renewal of investment sub-sub-advisory agreements between BFM and two of its affiliates. BFM retains two affiliates to provide certain services to this Portfolio.

In reaching its decision to renew the Agreement(s) with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates, including the investment performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Sub-Adviser); (2) the level of the Portfolio’s advisory fee and, where applicable, sub-advisory fee(s), and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by, and the profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser(s) and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

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In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser, the relevant Sub-Adviser(s) and their respective affiliates; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; and risk management. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives and outside legal counsel with, Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee and expense information for each Portfolio and comparative investment performance information for each Portfolio with at least one year of operating history as of March 31, 2022. The Independent Trustees, in consultation with their independent legal counsel, annually review and assess and, as they deem appropriate, request revisions to, the materials provided by Broadridge to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser and, where applicable, the relevant Sub-Adviser(s) provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters. In 2022, at the Board’s request, management, in collaboration with fund counsel and Independent Trustees’ counsel, engaged in a review of materials provided to the Board by Sub-Advisers in response to past years’ requests, as part of an ongoing effort to streamline and enhance the quality of the materials and other information provided by the Sub-Advisers in connection with the Board’s annual consideration of the renewal of the investment sub-advisory arrangements, to facilitate and enhance the Board’s review.
The annual renewal process extends over at least two regular meetings of the Board in June and July, although the Independent Trustees believe that in fact the process extends year-round, to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. As noted below, as a result of these extensive discussions and negotiations, the Adviser (i) agreed to implement revisions to the breakpoints for the advisory fee rate schedule for the Strategic Allocation Portfolios that are expected to lower these Portfolios’ advisory fees at current and/or higher asset levels, and (ii) proposed to lower the contractual expense limitation arrangements for

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certain other Portfolios. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the proposed renewal of the Agreements. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of EQ Premier VIP Trust and 1290 Funds, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Premier VIP Trust and 1290 Funds. The Board also noted that certain of the Sub-Advisers currently serve as investment sub-advisers for one or more series, or allocated portion(s) of series, of EQ Premier VIP Trust and 1290 Funds (such Sub-Advisers together, the “EQ Sub-Advisers”).1 The Trustees took into account information relating to the Adviser and the EQ Sub-Advisers provided to the Trustees, in their capacities as Trustees of EQ Premier VIP Trust and 1290 Funds, at prior meetings of the Boards of Trustees of EQ Premier VIP Trust and 1290 Funds, and the Trustees noted their experience and familiarity with the Adviser, the EQ Sub-Advisers, and the series of EQ Premier VIP Trust and 1290 Funds gained from their service on the Boards of Trustees of EQ Premier VIP Trust, 1290 Funds, and the Trust.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fee(s) were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Portfolio and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for funds and accounts similar to the Portfolio(s) each advises, including, as applicable, series (or allocated portion(s) of series) of EQ Premier VIP Trust and 1290 Funds.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Portfolio assets among Sub-Advisers; overseeing the selection of investments for the Portfolios (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Portfolios (or the portions thereof) that it manages directly; managing the tactical volatility management strategy for certain of the Portfolios that employ such a strategy; monitoring and evaluating the performance of the Portfolios (or the portions thereof); monitoring the investment operations and composition of the Portfolios (or the portions thereof) and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Portfolios and its process for making investment decisions for the Portfolios (or the portions thereof) that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those

[1]	The EQ Sub-Advisers are AXA IM, GAMCO, and Loomis Sayles.

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functions with respect to the Portfolios. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new or restructured Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk management activities. The Board also noted increased regulatory risk.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Portfolio(s) that it sub-advises, as well as information on succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Portfolio brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the use of “soft” commission dollars to pay for research services, as applicable. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Portfolio (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and reviewed information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser and noted the largest Sub-Adviser relationships, both in terms of aggregate net assets sub-advised and, for smaller Sub-Advisers, net assets sub-advised as a percentage of the Sub-Adviser’s total assets under management. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to recent market conditions and considered the overall performance of the Adviser and the Sub-Advisers in this context, including the Adviser’s and the Sub-Advisers’ response to the market dislocation caused by Russia’s invasion of Ukraine, as well as the recently increasing inflationary environment. The Board also considered information about the continuing impact of the COVID-19 pandemic and the Adviser’s and each Sub-Adviser’s plans with respect to its continued operation in an in-person, remote or hybrid work environment and the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Portfolio(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust

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and the Portfolios, developments related to the Adviser’s business, and the Adviser’s ongoing oversight of the Portfolios’ Sub-Advisers, including enhanced supervisory measures taken, in light of the market and business disruptions resulting from a variety of recent market factors. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Portfolio average net assets information, as well as updated investment performance information, including the impact of volatility management strategies on the performance of the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including new U.S. Securities and Exchange Commission rulemaking, affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including the COVID-19 pandemic; pricing and valuation of portfolio securities; liquidity and derivatives risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; new reporting requirements for mutual funds; and environmental, social and governance (“ESG”) investing. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser and, where applicable, the relevant Sub-Adviser(s) about Portfolio investment performance that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2022. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. For each Portfolio with at least one year of operating history as of March 31, 2022, the Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Portfolios for periods ended June 30, 2022, and would continue to provide updated performance and market commentary, in light of the significant market volatility resulting from the tightening of the Federal Reserve’s monetary policy and other developments.

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The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year); expectations for interest rate and inflation levels and credit conditions; the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Portfolio’s returns and peer ranking on a relative basis. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Allocation Portfolios

With respect to the performance of the Strategic Allocation Portfolios and the 1290 VT Moderate Growth Allocation, EQ/All Asset Growth Allocation and EQ/First Trust Moderate Growth Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in securities of other mutual funds and/or exchange traded securities of other investment companies or investment vehicles (referred to collectively as “underlying portfolios”) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests. The Board also considered that each Portfolio allocates its assets between equity and fixed income investments (and, in the case of the EQ/All Asset Growth Allocation Portfolio, alternative investments) through its investments in underlying portfolios. The Board also considered that the EQ/First Trust Moderate Growth Allocation Portfolio is advised by a single Sub-Adviser.

With respect to the performance of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/AXA Investment Managers Moderate Allocation, EQ/Franklin Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board considered that each Portfolio allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser.

The Board also took into account that each of the EQ/AXA Investment Managers Moderate Allocation, EQ/First Trust Moderate Growth Allocation, and EQ/Franklin Growth Allocation Portfolios was proposed to be acquired by another series of EQ Advisors Trust in a reorganization transaction, if the shareholders of the relevant Portfolio approve its proposed reorganization.2

With respect to the performance of the 1290 VT DoubleLine Dynamic Allocation Portfolio, the Board considered that the Portfolio currently allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser. The Board also noted that, in connection with a restructuring of the Portfolio anticipated to occur on or about August 19, 2022, the Portfolio would change its investment objective, policies and strategy, fee and expense structure, performance benchmark, and name, at which time the Portfolio would begin operating as a fund of funds managed by EIM.

The Board further considered that certain of the underlying portfolios in which each of the Strategic Allocation Portfolios invests may employ a tactical volatility management strategy that is intended to reduce the volatility

[2]	Shareholders of each Portfolio approved its proposed reorganization at a shareholder meeting held on September 28, 2022. Each reorganization occurred in November 2022.

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associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Strategic Allocation Portfolio’s peer group may or may not employ a tactical volatility management strategy like that employed by underlying portfolios in which the Portfolio invests.

The Board further considered that, in connection with its investment strategy, each of the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/AXA Investment Managers Moderate Allocation, EQ/First Trust Moderate Growth Allocation, EQ/Franklin Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios may employ distinct volatility management techniques. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes a volatility management component.

The Board also factored into its evaluation of a Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and fixed income (and, as applicable, alternative) investments, to the performance of a peer group that includes funds that may allocate their assets between equity and fixed income investments in different percentages over time than the Portfolio and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to equity and fixed income (and, as applicable, alternative) securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance.

The Board and the Adviser discussed the performance of each Portfolio, including whether the Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser had taken to address a Portfolio’s performance, including any changes to the Sub-Adviser or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, including, for certain Sub-Advisers, enhancements to their volatility management model, and the performance results of the Portfolio since the date of such changes. Where applicable, the Board also considered, with respect to each fund-of-funds Portfolio, steps that the Adviser had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio or to the underlying portfolios in which a Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Portfolio.

“Passive” with Managed Volatility Portfolios

With respect to the performance of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio is normally divided into two portions, one of which uses a “passive” or indexing strategy to seek to track the performance (before fees and expenses) of the Portfolio’s benchmark, and the other of which seeks to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Board further considered that each Portfolio’s tactical volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may or may not employ a tactical volatility management strategy like that employed by the Portfolios. The Board also noted that each Portfolio has the ability to invest in ETFs.

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The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Passive” without Managed Volatility Portfolios

With respect to the performance of the 1290 VT Natural Resources and 1290 VT Real Estate Portfolios, the Board considered that each Portfolio seeks to track the performance (before fees and expenses) of its benchmark. With respect to the performance of the 1290 VT Socially Responsible Portfolio, the Board considered that the Portfolio seeks to track the investment results of a benchmark consisting of a universe of securities that have positive ESG characteristics. With respect to the performance of the 1290 VT Convertible Securities, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index Portfolios, the Board considered that each Portfolio seeks to achieve a total return (before fees and expenses) that approximates the total return performance of its benchmark. The Board noted that each Portfolio uses a “passive” or indexing strategy. The Board also noted that each Portfolio’s performance was expected to vary from (and generally was expected to be lower than) that of its benchmark due to fees, management of cash flows, transaction costs, valuation and other factors, which affect the Portfolio but not the benchmark.

The Board also took into account that peer groups in which Broadridge placed certain Portfolios for comparison purposes include only funds with passive management strategies, whereas peer groups in which Broadridge placed other Portfolios for comparison purposes include funds with active management strategies.

In evaluating the performance of the 1290 VT Convertible Securities Portfolio, the Board also noted that, in connection with a restructuring of the Portfolio in June 2021, the Portfolio had converted from an investment strategy under which the Portfolio’s assets normally were allocated between two portions, one of which was actively managed and the other of which was invested in passively managed ETFs, to an entirely passive management strategy; the Portfolio had replaced its Sub-Adviser; and the Portfolio had changed its investment objective, performance benchmark, and fee and expense structure. Therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the 1290 VT Socially Responsible Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors.

In evaluating the performance of the EQ/Large Cap Value Index and EQ/Mid Cap Index Portfolios, the Board also noted that each Portfolio had replaced its Sub-Adviser in November 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

The Board also noted that the EQ/Long-Term Bond Portfolio had only a short operating history on which to evaluate performance.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time, and the extent to which each Portfolio had achieved its objective, as described above. In this connection, the Board also considered information on the correlation and tracking error between each Portfolio and its respective benchmark over various time periods, as well as the Adviser’s and the relevant Sub-Adviser’s views and explanations of this information.

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Based on its review and the explanations provided by the Adviser and the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and the Sub-Adviser’s continued management of the Portfolio.

“Pactive” with Managed Volatility Portfolios

With respect to the performance of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also noted that each of the EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios also has the ability to invest in ETFs.

The Board also considered that, in connection with the pactive investment strategy, each Portfolio may employ various volatility management techniques, including the use of futures and options to manage equity exposure. The Board further considered that each Portfolio’s volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, as well as a tactical volatility management component.

In evaluating the performance of the EQ/ClearBridge Select Equity Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser and modified its active investment strategies in October 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/International Value Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser and modified its investment strategy in December 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Large Cap Core Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser in July 2020 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Large Cap Value Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser in February 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

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“Pactive” without Managed Volatility Portfolios

With respect to the performance of the 1290 VT High Yield Bond Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which is invested in ETFs that are passively managed. With respect to the performance of the 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Emerging Markets Equity PLUS, EQ/Morgan Stanley Small Cap Growth and EQ/Quality Bond PLUS Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion is actively managed and the other portion seeks to track the performance of a particular index. With respect to the performance of the EQ/AB Small Cap Growth Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which seeks to track the performance of a particular index. With respect to the performance of the Multimanager Aggressive Equity, Multimanager Core Bond, and Multimanager Technology Portfolios (the “Multimanager Portfolios”), the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion of a Portfolio seeks to track the performance of a particular index, one portion of the Multimanager Technology Portfolio has the ability to invest in ETFs, and one or more other portions of a Portfolio are actively managed. The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

In evaluating the performance of the Multimanager Technology Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser in November 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

Active Portfolios

With respect to the performance of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/AB Short Duration Government Bond, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Franklin Strategic Income, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Invesco Global Real Assets, EQ/Invesco International Growth, EQ/Janus Enterprise, EQ/JPMorgan Value Opportunities, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series,

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EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Growth Stock, EQ/T. Rowe Price Health Sciences, EQ/Value Equity and EQ/Wellington Energy Portfolios, the Board considered that each Portfolio is actively managed and advised by a single Sub-Adviser.

With respect to the performance of the 1290 VT Low Volatility Global Equity and 1290 VT Multi-Alternative Strategies Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in securities of other mutual funds and/or ETFs (referred to collectively as “underlying portfolios”) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board also took into account that each of the 1290 VT Low Volatility Global Equity, EQ/Franklin Strategic Income, and EQ/Invesco International Growth Portfolios was proposed to be acquired by another series of EQ Advisors Trust or a series of EQ Premier VIP Trust, as applicable, in a reorganization transaction, if the shareholders of the relevant Portfolio approve its proposed reorganization.3

In evaluating the performance of the 1290 VT Equity Income Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in January 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the 1290 VT GAMCO Mergers & Acquisitions Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors and that the peer group in which the Portfolio was placed for comparison purposes includes a wider range of fund types.

In evaluating the performance of the 1290 VT SmartBeta Equity ESG Portfolio, the Board also noted that, prior to January 2018, the Portfolio did not integrate ESG filters into its portfolio construction process.

In evaluating the performance of the EQ/ClearBridge Large Cap Growth ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process.

In evaluating the performance of the EQ/Invesco Global Real Assets Portfolio, the Board also noted that the Portfolio had modified its investment strategy in May 2021 and changed its benchmark in June 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/MFS International Intrinsic Value Portfolio, the Board also noted that the Portfolio had changed its benchmark in December 2020.

In evaluating the performance of the EQ/MFS Mid Cap Focused Growth Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in November 2019 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/MFS Utilities Series Portfolio, the Board also noted that the Portfolio had changed its benchmark in May 2020.

In evaluating the performance of the EQ/Money Market Portfolio, the Board also considered the low (but recently rising) interest rate environment.

In evaluating the performance of the EQ/PIMCO Total Return ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process.

In evaluating the performance of the EQ/Value Equity Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser, modified its investment strategy, and changed its fee structure in February 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Wellington Energy Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in November 2019 and changed its benchmark in May 2020 and, therefore, the Board focused on the Portfolio’s performance since the change in Sub-Adviser.

[3]	Shareholders of each Portfolio approved its proposed reorganization at a shareholder meeting held on September 28, 2022. Each reorganization occurred in November 2022.

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The Board and the Adviser discussed the performance of each Portfolio, including whether the Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser had taken to address a Portfolio’s performance, including any changes to the Sub-Adviser or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio since the date of such changes. Where applicable, the Board also considered, with respect to each fund-of-funds Portfolio, steps that the Adviser had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio or to the underlying portfolios in which a Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Portfolio.

All Portfolios

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates were appropriate for the Portfolio in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

Expenses

The Board considered each Portfolio’s advisory fee and, where applicable, sub-advisory fee(s) in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser(s). The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Portfolio) (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to Equitable Investment Management, LLC, an affiliate of the Adviser, in its capacity as administrator4 for the Portfolio. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non 12b-1 service fees and, as applicable, including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios that pursue such strategies.

The Broadridge expense data was based upon information taken from each Portfolio’s audited annual report for the period ended December 31, 2021, which reflects historical asset levels that may be quite different from

[4]	The Adviser served as the administrator for the Trust and its Portfolios prior to August 1, 2021.

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those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class IB shares of each Portfolio other than the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility and ATM Small Cap Managed Volatility Portfolios (the “ATM Portfolios”). The Board reviewed the expense data for Class IB shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class IB shares are generally equal to the expenses for a Portfolio’s Class IA shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different classes. For the ATM Portfolios, Broadridge provided expense data for Class K shares, the Portfolios’ only operational share class. Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees. For the funds-of-funds Portfolios and certain other Portfolios as noted below, the total expense ratio comparisons include fees and expenses of any underlying funds in which a fund invests.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of funds in the more-narrow expense group was small or other aspects of the Portfolio differed appreciably from those of the funds in the more-narrow expense group. For uniformity, the Portfolio-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio. The Board also considered that the full effects of certain fee and expense changes that the Adviser had agreed to implement during 2021 were not reflected in the Broadridge expense data, but that all current fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

In addition, with respect to each sub-advised Portfolio, the Board further considered the relative levels of the sub-advisory fee(s) paid to the relevant Sub-Adviser(s) and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Adviser(s), and the information prepared by management regarding the level of profits realized by the Adviser in connection with its operation of the Portfolio. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees charged by the Sub-Adviser to similar funds, if any, advised or sub-advised by the Sub-Adviser, including explanations of differences among funds where relevant.

Allocation Portfolios

The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Growth Strategy, EQ/All Asset Growth Allocation, EQ/Conservative Growth Strategy, EQ/Conservative Strategy and EQ/Ultra Conservative Strategy Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was at or below the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

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The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/Balanced Strategy, EQ/Growth Strategy and EQ/Moderate Growth Strategy Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/AB Dynamic Growth and EQ/Growth Strategy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of the EQ/AB Dynamic Aggressive Growth, EQ/Balanced Strategy and EQ/Moderate Growth Strategy Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of the underlying portfolios in which the Portfolio may invest.

The Board considered that the contractual advisory fee for each of the 1290 VT DoubleLine Dynamic Allocation, 1290 VT Moderate Growth Allocation, EQ/American Century Moderate Growth Allocation, EQ/AXA Investment Managers Moderate Allocation, EQ/First Trust Moderate Growth Allocation, EQ/Franklin Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the EQ/Franklin Growth Allocation Portfolio was at the median for the Portfolio’s Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/American Century Moderate Growth Allocation, EQ/AXA Investment Managers Moderate Allocation, EQ/First Trust Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT DoubleLine Dynamic Allocation and 1290 VT Moderate Growth Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

The Board also considered that, for the 1290 VT DoubleLine Dynamic Allocation Portfolio, the Broadridge expense data was based upon the Portfolio’s current fee and expense structure, but that, as noted above, in connection with a restructuring of the Portfolio anticipated to occur on or about August 19, 2022, the Portfolio would change its fee and expense structure, among other things, as noted above.

With respect to each of the Strategic Allocation Portfolios and the 1290 VT Moderate Growth Allocation, EQ/All Asset Growth Allocation and EQ/First Trust Moderate Growth Allocation Portfolios, the Board also considered each Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

With respect to the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/AXA Investment Managers Moderate Allocation, EQ/First Trust Moderate Growth Allocation, EQ/Franklin Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes a volatility management component.

The Board further considered that the advisory fee rate schedule for each Portfolio other than the EQ/All Asset Growth Allocation Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered (a) that the administrative fee rate schedule applicable to all of the Portfolios other than the 1290 VT DoubleLine Dynamic Allocation Portfolio aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios of the Trust and in the portfolios of EQ Premier VIP Trust, and that the administrative fee rate schedule currently applicable to the 1290 VT DoubleLine Dynamic Allocation Portfolio aggregates the assets managed by the Adviser in this Portfolio and several other Portfolios of the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) that the administrative fee rate schedules applicable to all of the Portfolios include breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser

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had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the Strategic Allocation Portfolios and the EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth and EQ/All Asset Growth Allocation Portfolios) was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Strategic Allocation Portfolios and the 1290 VT Moderate Growth Allocation, EQ/All Asset Growth Allocation and EQ/First Trust Moderate Growth Allocation Portfolios would benefit from any breakpoints in the advisory and administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2022, to implement revisions to the breakpoints for the advisory fee rate schedule for the Strategic Allocation Portfolios that are expected to lower these Portfolios’ advisory fees at current and/or higher asset levels. The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the existing contractual expense limitation arrangement for each of the EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, effective October 1, 2022.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Passive with Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class K or Class IB shares (as applicable) of each of the Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ a tactical volatility management strategy like that employed by the Portfolios.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios of the Trust and in the portfolios of EQ Premier VIP Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for the ATM Mid Cap Managed Volatility Portfolio was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

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Passive without Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible, EQ/Large Cap Growth Index and EQ/Small Company Index Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was at or below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Large Cap Value Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was above (but, in the case of each of the EQ/Common Stock Index and EQ/Large Cap Value Index Portfolios, within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the EQ/Common Stock Index Portfolio was below the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Large Cap Value Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was above (but, in the case of the EQ/Equity 500 Index Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also took into account that peer groups in which certain Portfolios were placed for comparison purposes include only funds with passive management strategies, whereas peer groups in which other Portfolios were placed for comparison purposes include funds with active management strategies.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios of the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the 1290 VT Natural Resources and EQ/International Equity Index Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the existing contractual expense limitation arrangement for each of the EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond and EQ/International Equity Index Portfolios, effective October 1, 2022.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Pactive with Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility and EQ/Large Cap Value Managed Volatility Portfolios was below the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of the EQ/Mid Cap Value Managed Volatility Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category.

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The Board considered that the contractual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility and EQ/International Value Managed Volatility Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was above (but, in the case of each of the EQ/International Core Managed Volatility and EQ/International Value Managed Volatility Portfolios, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, as well as a tactical volatility management component.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios of the Trust and in the portfolios of EQ Premier VIP Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility and EQ/Global Equity Managed Volatility Portfolios was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Pactive without Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the EQ/AB Small Cap Growth, EQ/Emerging Markets Equity PLUS and Multimanager Aggressive Equity Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was at or below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for the EQ/Quality Bond PLUS Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Morgan Stanley Small Cap Growth, Multimanager Core Bond and Multimanager Technology Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was at (in the case of the Multimanager Technology Portfolio) or above the median for the Portfolio’s respective Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios of the Trust and in the portfolios of EQ Premier VIP Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or

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administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the EQ/AB Small Cap Growth, EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios) was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Active Portfolios

The Board considered that the contractual advisory fee for each of the 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/Fidelity Institutional AM® Large Cap, EQ/Janus Enterprise and EQ/MFS Technology Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Franklin Rising Dividends, EQ/Franklin Strategic Income, EQ/Invesco Comstock, EQ/Invesco Global Real Assets, EQ/Invesco International Growth, EQ/JPMorgan Value Opportunities and EQ/Value Equity Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/Franklin Rising Dividends and EQ/Franklin Strategic Income Portfolios was below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/JPMorgan Value Opportunities and EQ/Value Equity Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Invesco Comstock, EQ/Invesco Global Real Assets and EQ/Invesco International Growth Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Low Volatility Global Equity, 1290 VT Multi-Alternative Strategies, EQ/AB Short Duration Government Bond, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Global, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Growth Stock, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/Money Market, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG and EQ/Wellington Energy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/AB Short Duration Government Bond, EQ/American Century Mid Cap Value, EQ/ClearBridge Large Cap Growth ESG, EQ/Lazard Emerging Markets Equity, EQ/MFS Mid Cap Focused Growth, EQ/MFS Utilities Series, EQ/T. Rowe Price Growth Stock and EQ/T. Rowe Price Health Sciences Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Low Volatility Global Equity, 1290 VT Multi-Alternative Strategies, EQ/Capital Group Research, EQ/Invesco Global, EQ/Goldman Sachs Mid Cap Value, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/PIMCO Global Real Return and EQ/PIMCO Ultra Short Bond Portfolios was above the median for the Portfolio’s respective Broadridge category. For the 1290 VT Low Volatility Global Equity Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

With respect to the 1290 VT Low Volatility Global Equity and 1290 VT Multi-Alternative Strategies Portfolios, the Board also considered each Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

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The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios of the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that, for each Portfolio (except the EQ/Money Market Portfolio), the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each of these Portfolios’ total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the 1290 VT Low Volatility Global Equity, EQ/American Century Mid Cap Value, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Franklin Strategic Income, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Global Real Assets, EQ/Invesco International Growth, EQ/Lazard Emerging Markets Equity, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the 1290 VT GAMCO Small Company Value, EQ/Invesco Global Real Assets, EQ/Invesco International Growth, EQ/Janus Enterprise, EQ/JPMorgan Value Opportunities, EQ/MFS Technology and EQ/Value Equity Portfolios) was lower than the Portfolio’s contractual advisory fee. In addition, the Board considered that the Adviser had voluntarily agreed to make payments or waive a portion of its and its affiliates’ advisory, administrative and other fees to enable the EQ/Money Market Portfolio to maintain a stable net asset value of $1.00 per share and to prevent a negative yield.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the existing contractual expense limitation arrangement for each of the 1290 VT GAMCO Small Company Value, EQ/PIMCO Global Real Return and EQ/PIMCO Ultra Short Bond Portfolios, effective October 1, 2022.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2021, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2021, 2020, and 2019.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentations for the Portfolios beginning with the July 2018 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as

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the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods.

In addition, with respect to the sub-advised Portfolios, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that, because each Sub-Adviser’s fee is paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them. The Board further noted that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. The Board also noted that, with respect to AllianceBernstein, which is an affiliate of the Adviser, the Adviser provides additional information regarding the entity’s impact on the Adviser’s profitability. The Board also noted that the sub-advisory fees paid by the Adviser to AllianceBernstein are considered as possible fall-out benefits.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Portfolios grow larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedules for all Portfolios other than the EQ/All Asset Growth Allocation Portfolio include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels, and also considered whether such breakpoints are set at appropriate asset levels. The Board also noted that the administrative fee rate schedules for all of the Portfolios aggregate the assets managed by the Adviser in a Portfolio and in several other Portfolios (and, for certain of the Portfolios, several portfolios of EQ Premier VIP Trust) and include breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board also noted that the Adviser was subsidizing certain Portfolios’ expenses by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolios’ total expense ratios do not exceed certain contractual levels as set forth in their prospectuses. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Portfolio’s assets decline. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2022, to implement certain lower breakpoint levels and fee rates in the advisory fee rate schedule for the Strategic Allocation Portfolios. The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the contractual expense limitation arrangements for certain of the Portfolios, as noted above, effective October 1, 2022. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting a Portfolio’s fees so that they are priced to scale.

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The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. In this regard, the Board also considered information about the operation of the Trust’s securities lending program. The Board also noted that the Adviser can share economies of scale with Portfolios by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedules for certain Sub-Advisers aggregate the assets managed by the Sub-Adviser in a Portfolio and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the affected Portfolio(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to sub-advisory fees that do not include breakpoints, the Board considered the Sub-Advisers’ explanations that the sub-advisory fees are priced at a competitive level.

Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, currently serves as the administrator for the Portfolios and receives compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, also an affiliate of the Adviser, serves as Sub-Adviser to certain of the Portfolios and receives sub-advisory fees that are paid by the Adviser out of the fees that it earns from those Portfolios. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IA and Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ/All Asset Growth Allocation Portfolio and the Strategic Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser, and in certain cases advised by an affiliated Sub-Adviser, and that these underlying portfolios pay advisory fees to the Adviser, who may in certain cases pay sub-advisory fees to an affiliated Sub-Adviser, and also pay administrative fees and distribution fees to the Adviser’s administrative services and distribution affiliates. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments, including a dividend received deduction (which is a tax deduction received by a corporation, such as an insurance company, on the dividends paid to it by companies in which it has an ownership stake, such as the Portfolios whose shares are held by insurance company separate accounts), a foreign tax credit (which is a tax credit received by a shareholder for foreign income taxes paid by a Portfolio to a foreign country) and tax benefits associated with Portfolios making elections pursuant to Section 382 of the Internal Revenue Code (which limits a corporation’s use of its existing loss carryforwards following an ownership change of the corporation absent certain elections by entities that it is deemed to control, such as the Portfolios, to increase the limitations with respect to their use of their own loss carryforwards), as well as other potential benefits. The Board also considered that the Portfolios are offered as

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investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Portfolio(s), may engage in “soft dollar” transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. In cases where a Sub-Adviser’s affiliate executed a substantial portion of its respective Portfolio’s trades, the Board also considered the Sub-Adviser’s trading experience and discussed with the Adviser its monitoring of the Sub-Adviser’s brokerage selection, commission and other trading costs, and quality of execution. The Board also noted that certain Sub-Advisers currently serve as investment sub-advisers for other funds advised by the Adviser and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

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Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2022, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

EQ Advisors Trust Investment Performance

For periods ended March 31, 2022

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

Large Cap Value
1290 VT Equity Income - IA	12/13/2004	14.92	11.19	8.71	10.05	7.29
1290 VT Equity Income - IB	12/1/1998	14.79	11.18	8.69	10.06	6.39
1290 VT Equity Income - K	8/25/2011	15.13	11.51	8.97	10.34	11.88

Lipper Equity Income Funds		12.67	12.76	10.25	10.91	7.37

Russell 1000 Value Index		11.67	13.02	10.29	11.70	7.59
EQ/Franklin Rising Dividends - IB	10/19/2018	14.57	16.11			16.02

Lipper Equity Income Funds		12.67	12.76			12.45

S&P 500 Index		15.65	18.92			17.41
EQ/Invesco Comstock - IA	4/29/2005	18.30	15.35	11.69	11.69	8.13
EQ/Invesco Comstock - IB	4/29/2005	18.28	15.35	11.69	11.68	8.02
EQ/Invesco Comstock - K	10/28/2013	18.59	15.65	11.97		10.42

Lipper Multi-Cap Value Funds		12.77	13.90	10.74	11.36	8.34

Russell 1000 Value Index		11.67	13.02	10.29	11.70	8.40
EQ/JPMorgan Value Opportunities - IA	10/2/2002	12.21	18.28	12.19	13.29	10.08
EQ/JPMorgan Value Opportunities - IB	5/1/1997	12.20	18.28	12.19	13.29	7.52
EQ/JPMorgan Value Opportunities - K	11/30/2011	12.51	18.60	12.48	13.57	14.58

Lipper Multi-Cap Value Funds		12.77	13.90	10.74	11.36	8.18

Russell 1000 Value Index		11.67	13.02	10.29	11.70	8.61
EQ/Large Cap Value Index - IA	10/3/2005	10.92	12.28	9.55	10.92	4.21
EQ/Large Cap Value Index - IB	10/3/2005	10.97	12.29	9.56	10.93	4.11

Lipper Multi-Cap Value Funds		12.77	13.90	10.74	11.36	8.12

Russell 1000 Value Index		11.67	13.02	10.29	11.70	8.15
EQ/Large Cap Value Managed Volatility - IA	5/18/2001	9.64	12.96	9.77	10.89	6.30
EQ/Large Cap Value Managed Volatility - IB	1/1/1998	9.61	12.96	9.76	10.88	6.34
EQ/Large Cap Value Managed Volatility - K	8/25/2011	9.92	13.24	10.03	11.16	12.17

Lipper Multi-Cap Value Funds		12.77	13.90	10.74	11.36	7.53

Russell 1000 Value Index		11.67	13.02	10.29	11.70	7.80

1557

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Value Equity - IA	10/2/2002	5.47	9.90	7.93	9.52	8.91
EQ/Value Equity - IB	5/1/1997	5.45	9.91	7.94	9.52	8.12
EQ/Value Equity - K	8/25/2011	5.74	10.19	8.21	9.80	11.27

Lipper Large-Cap Value Funds		12.34	13.52	10.58	11.23	7.97

Russell 1000 Value Index		11.67	13.02	10.29	11.70	8.61

Large Cap Blend
EQ/ClearBridge Select Equity Managed Volatility - IA	9/15/2006	5.54	20.37	14.79	12.94	8.23
EQ/ClearBridge Select Equity Managed Volatility - IB	9/15/2006	5.56	20.41	14.80	12.95	8.15

Lipper Multi-Cap Growth Funds		(1.06)	17.47	17.07	14.14	11.12

S&P 500 Index		15.65	18.92	15.99	14.64	10.48
EQ/Capital Group Research - IA	3/25/2002	8.70	16.58	15.46	14.34	8.94
EQ/Capital Group Research - IB	5/1/1999	8.69	16.57	15.45	14.34	8.12

Lipper Multi-Cap Core Funds		9.50	15.85	13.18	12.51	7.89

S&P 500 Index		15.65	18.92	15.99	14.64	7.49
EQ/Common Stock Index - IA	1/13/1976	11.64	17.46	14.66	13.53	11.41
EQ/Common Stock Index - IB	10/2/1996	11.65	17.47	14.66	13.53	8.45

Lipper Multi-Cap Core Funds		9.50	15.85	13.18	12.51	11.40

Russell 3000 Index		11.92	18.24	15.40	14.28	N/A
EQ/Equity 500 Index - IA	3/1/1994	14.99	18.26	15.31	13.94	10.06
EQ/Equity 500 Index - IB	5/1/1997	15.00	18.26	15.32	13.94	8.58
EQ/Equity 500 Index - K	8/25/2011	15.27	18.56	15.61	14.22	15.58

Lipper S&P 500 Index Funds		15.22	18.49	15.55	14.22	10.25

S&P 500 Index		15.65	18.92	15.99	14.64	10.56
EQ/Fidelity Institutional AM Large Cap - IB	10/19/2018	11.23	20.06			17.60
EQ/Fidelity Institutional AM Large Cap - K	10/19/2018	11.50	20.37			17.90

Lipper Multi-Cap Core Funds		9.50	15.85			15.41

S&P 500 Index		15.65	18.92			17.41
EQ/Large Cap Core Managed Volatility - IA	3/25/2002	15.19	17.45	14.52	13.29	8.08
EQ/Large Cap Core Managed Volatility - IB	1/1/1999	15.10	17.44	14.52	13.29	6.31
EQ/Large Cap Core Managed Volatility - K	8/25/2011	15.42	17.72	14.82	13.56	14.51

Lipper Large-Cap Core Funds		12.69	16.78	14.30	13.30	7.45

S&P 500 Index		15.65	18.92	15.99	14.64	7.78

Large Cap Growth
1290 VT Socially Responsible - IA	10/2/2002	13.84	18.63	15.65	14.03	9.91
1290 VT Socially Responsible - IB	9/1/1999	13.84	18.64	15.65	14.03	6.20

Lipper Large-Cap Core Funds		12.69	16.78	14.30	13.30	7.45

MSCI KLD 400 Social Index		14.94	19.82	16.78	14.90	7.49

Russell 1000 Growth Index		14.98	23.60	20.88	17.04	7.72
EQ/ClearBridge Large Cap Growth ESG - IA	10/2/2002	7.28	17.00	16.87	13.23	11.74
EQ/ClearBridge Large Cap Growth ESG - IB	1/1/1999	7.26	16.97	16.87	13.24	7.28
EQ/ClearBridge Large Cap Growth ESG - K	8/28/2012	7.57	17.28	17.16		14.26

Lipper Large-Cap Growth Funds		5.72	19.43	18.43	15.48	8.32

Russell 1000 Growth Index		14.98	23.60	20.88	17.04	7.92

1558

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Loomis Sayles Growth - IA	12/13/2004	2.99	15.91	16.84	14.77	10.90
EQ/Loomis Sayles Growth - IB	12/1/1998	2.88	15.89	16.85	14.77	7.80
EQ/Loomis Sayles Growth - K	2/6/2015	3.25	16.23	17.15		15.86

Lipper Multi-Cap Growth Funds		(1.06)	17.47	17.07	14.14	8.25

Russell 3000 Growth Index		12.86	22.68	20.16	16.64	8.19
EQ/Large Cap Growth Index - IA	5/1/1999	14.18	22.68	19.97	16.20	7.12
EQ/Large Cap Growth Index - IB	5/1/1999	14.18	22.70	19.99	16.21	6.97
EQ/Large Cap Growth Index - K	8/25/2011	14.43	22.99	20.28	16.50	17.87

Lipper Large-Cap Growth Funds		5.72	19.43	18.43	15.48	7.97

Russell 1000 Growth Index		14.98	23.60	20.88	17.04	7.74
EQ/Large Cap Growth Managed Volatility - IA	11/24/1998	10.19	19.76	17.95	15.02	8.02
EQ/Large Cap Growth Managed Volatility - IB	5/1/1997	10.17	19.75	17.95	15.02	8.98
EQ/Large Cap Growth Managed Volatility - K	8/25/2011	10.48	20.06	18.25	15.31	16.34

Lipper Large-Cap Growth Funds		5.72	19.43	18.43	15.48	9.79

Russell 1000 Growth Index		14.98	23.60	20.88	17.04	9.65
EQ/T. Rowe Price Growth Stock - IA	5/16/2007	(1.04)	15.03	15.86	14.51	10.47
EQ/T. Rowe Price Growth Stock - IB	8/1/1988	(1.04)	15.03	15.86	14.51	10.13
EQ/T. Rowe Price Growth Stock - K	11/30/2011	(0.78)	15.32	16.15	14.79	16.14

Lipper Large-Cap Growth Funds		5.72	19.43	18.43	15.48	11.00

Russell 1000 Growth Index		14.98	23.60	20.88	17.04	11.56
Multimanager Aggressive Equity - IA	1/27/1986	7.02	19.95	19.02	15.39	10.41
Multimanager Aggressive Equity - IB	10/2/1996	7.01	19.96	19.02	15.39	6.29
Multimanager Aggressive Equity - K	8/25/2011	7.29	20.25	19.32	15.64	16.69

Lipper Multi-Cap Growth Funds		(1.06)	17.47	17.07	14.14	9.91

Russell 3000 Growth Index		12.86	22.68	20.16	16.64	11.22

Small/Mid Cap Value
1290 VT GAMCO Small Company Value - IA	7/13/2007	6.29	11.88	9.00	10.85	9.23
1290 VT GAMCO Small Company Value - IB	8/1/1988	6.29	11.88	9.00	10.85	12.27
1290 VT GAMCO Small Company Value - K	8/25/2011	6.57	12.16	9.28	11.13	12.50

Lipper Small-Cap Core Funds		1.13	12.25	8.98	10.59	8.59

Russell 2000 Value Index		3.32	12.73	8.57	10.54	10.51
1290 VT Small Cap Value - IB	4/18/2014	4.27	12.70	11.15		8.74
1290 VT Small Cap Value - K	4/18/2014	4.61	13.01	11.43		9.01

Lipper Small-Cap Growth Funds		(9.79)	12.75	12.98		11.09

Russell 2000 Value Index		3.32	12.73	8.57		8.51
EQ/American Century Mid Cap Value - IB	10/19/2018	12.31	13.22			11.84
EQ/American Century Mid Cap Value - K	6/9/2020	12.61				21.97

Lipper Multi-Cap Value Funds		12.77	13.90			13.07

Russell Midcap Value Index		11.45	13.69			12.57
EQ/Franklin Small Cap Value Managed Volatility - IA	9/15/2006	(2.68)	12.27	9.03	10.21	6.97
EQ/Franklin Small Cap Value Managed Volatility - IB	9/15/2006	(2.74)	12.25	9.01	10.20	6.88
EQ/Franklin Small Cap Value Managed Volatility - K	8/25/2011	(2.51)	12.54	9.29	10.48	11.76

Lipper Small-Cap Value Funds		4.71	13.86	9.12	10.49	7.68

Russell 2000 Value Index		3.32	12.73	8.57	10.54	7.32

1559

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Goldman Sachs Mid Cap Value - IB	10/19/2018	14.15	16.18			15.13

Lipper Mid-Cap Core Funds		8.21	13.32			13.42

Russell Midcap Value Index		11.45	13.69			12.57
EQ/Mid Cap Value Managed Volatility - IA	11/24/1998	9.21	13.06	9.12	10.89	7.70
EQ/Mid Cap Value Managed Volatility - IB	5/1/1997	9.15	13.05	9.12	10.89	7.24
EQ/Mid Cap Value Managed Volatility - K	11/30/2011	9.44	13.33	9.39	11.15	12.21

Lipper Mid-Cap Value Funds		11.98	14.36	10.13	11.38	9.84

Russell Midcap Value Index		11.45	13.69	9.99	12.01	10.48

Small/Mid Cap Blend
1290 VT Micro Cap - IB	4/18/2014	(18.06)	16.74	16.51		12.36
1290 VT Micro Cap - K	4/18/2014	(17.91)	17.04	16.76		12.58

Lipper Small-Cap Growth Funds		(9.79)	12.75	12.98		11.09

Russell Microcap Index		(10.99)	13.03	9.86		8.62
EQ/Mid Cap Index - IA	3/25/2002	3.87	13.36	10.35	11.43	8.50
EQ/Mid Cap Index - IB	9/1/2000	3.82	13.37	10.35	11.42	6.99
EQ/Mid Cap Index - K	8/25/2011	4.15	13.67	10.62	11.71	13.20

Lipper S&P Midcap 400 Index Funds		4.04	13.56	10.55	11.61	8.80

S&P MidCap 400 Index		4.59	14.14	11.10	12.20	9.18
EQ/Small Company Index - IA	3/25/2002	(5.31)	11.81	9.58	10.70	8.50
EQ/Small Company Index - IB	1/1/1998	(5.31)	11.80	9.57	10.70	7.60
EQ/Small Company Index - K	8/25/2011	(5.07)	12.09	9.86	10.98	12.61

Lipper Small-Cap Core Funds		1.13	12.25	8.98	10.59	8.48

Russell 2000 Index		(5.79)	11.74	9.74	11.04	8.03

Small/Mid Cap Growth
EQ/AB Small Cap Growth - IA	5/1/1997	(7.94)	13.09	12.85	11.87	9.07
EQ/AB Small Cap Growth - IB	5/1/1997	(7.93)	13.10	12.85	11.87	8.92
EQ/AB Small Cap Growth - K	8/25/2011	(7.69)	13.39	13.13	12.15	14.03

Lipper Small-Cap Growth Funds		(9.79)	12.75	12.98	11.80	9.27

Russell 2000 Growth Index		(14.33)	9.88	10.33	11.21	7.83
EQ/Janus Enterprise - IA	4/29/2005	3.71	14.19	15.54	9.85	10.16
EQ/Janus Enterprise - IB	4/29/2005	3.69	14.20	15.54	9.85	10.05
EQ/Janus Enterprise - K	11/30/2011	3.95	14.49	15.83	10.13	11.04

Lipper Mid-Cap Growth Funds		(2.60)	14.72	14.88	12.56	10.73

Russell Midcap Growth Index		(0.89)	14.81	15.10	13.52	11.20
EQ/MFS Mid Cap Focused Growth - IB	10/19/2018	3.06	13.54			14.91

Lipper Mid-Cap Growth Funds		(2.60)	14.72			16.04

Russell Midcap Growth Index		(0.89)	14.81			16.13
EQ/Morgan Stanley Small Cap Growth - IB	4/18/2014	(29.35)	20.36	19.50		13.51
EQ/Morgan Stanley Small Cap Growth - K	4/18/2014	(29.14)	20.68	19.80		13.76

Lipper Small-Cap Growth Funds		(9.79)	12.75	12.98		11.09

Russell 2000 Growth Index		(14.33)	9.88	10.33		9.60

1560

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

Specialty
1290 VT Convertible Securities - IB	10/28/2013	(7.34)	12.88	10.78		8.92
1290 VT Convertible Securities - K	10/28/2013	(7.13)	13.15	11.04		9.19

Lipper Specialty/Miscellaneous Funds		4.59	13.96	10.38		8.92

ICE BofA US Convertible Index		(2.21)	18.00	14.39		11.54
1290 VT GAMCO Mergers & Acquisitions - IA	6/8/2007	2.74	3.33	3.10	4.13	3.62
1290 VT GAMCO Mergers & Acquisitions - IB	5/1/2003	2.68	3.32	3.08	4.12	4.84
1290 VT GAMCO Mergers & Acquisitions - K	8/25/2011	3.02	3.59	3.36	4.38	4.60

Lipper Specialty/Miscellaneous Funds		4.59	13.96	10.38	9.54	8.94

S&P Long-Only Merger Arbitrage Index		2.60	4.20	4.09	3.97	N/A

S&P 500 Index		15.65	18.92	15.99	14.64	11.01
1290 VT Multi-Alternative Strategies - IB	11/13/2017	0.35	3.39			2.55
1290 VT Multi-Alternative Strategies - K	11/13/2017	0.59	3.63			2.81

Lipper Alternative Other Funds		0.83	6.38			5.28

ICE BofA US 3-Month Treasury Bill Index		0.06	0.81			1.16
1290 VT Natural Resources - IB	2/8/2013	43.84	11.13	9.02		3.04
1290 VT Natural Resources - K	2/8/2013	44.10	11.42	9.30		3.30

Lipper Natural Resources Funds		41.75	11.55	5.29		1.63

MSCI World Commodity Producers (Net) Index		46.43	12.23	9.85		3.61
1290 VT Real Estate - IB	2/8/2013	13.85	5.22	6.37		5.51
1290 VT Real Estate - K	2/8/2013	14.13	5.47	6.64		5.77

Lipper Global Real Estate Funds		15.07	7.17	7.52		6.07

FTSE EPRA/NAREIT Developed Index		15.35	6.39	7.49		6.73
EQ/Invesco Global Real Assets - IB	10/19/2018	17.48	5.23			8.46

Lipper Global Real Estate Funds		15.07	7.17			10.16

S&P Real Assets Equity Index		21.30	9.81			10.85
EQ/MFS Technology - IB	10/19/2018	(0.60)	18.62			18.26

Lipper Science & Technology Funds		0.98	20.92			21.53

S&P North American Technology Sector Index		8.72	24.73			23.88

S&P 500 Index		15.65	18.92			17.41
EQ/MFS Utilities Series - IB	10/19/2018	16.23	11.36			12.42
EQ/MFS Utilities Series - K	10/19/2018	16.52	11.63			12.70

Lipper Utility Funds		18.02	10.85			12.55

MSCI ACWI Utilities (Net) Index		10.69	8.54			10.15

S&P 500 Index		15.65	18.92			17.41
EQ/T. Rowe Price Health Sciences - IB	10/19/2018	0.56			11.93	11.42

Lipper Health/Biotechnology Funds		5.50	13.05			13.32

Russell 3000 Health Care Index		10.83	14.92			13.45

S&P 500 Index		15.65	18.92			17.41

1561

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Wellington Energy - IB	10/19/2018	39.33	(4.21)			(10.12)

Lipper Natural Resources Funds		41.75	11.55			9.54

MSCI ACWI Energy (Net) Index		40.02	5.18			3.30
Multimanager Technology - IA	12/31/2001	6.14	23.35	23.30	18.52	11.08
Multimanager Technology - IB	12/31/2001	6.16	23.36	23.30	18.52	10.94
Multimanager Technology - K	8/28/2012	6.41	23.66	23.60		20.05

Lipper Science & Technology Funds		0.98	20.92	19.72	16.16	9.62

S&P North American Technology Sector Index		8.72	24.73	24.10	19.94	11.69

Russell 1000 Index		13.27	18.71	15.82	14.53	9.34

International/Global Stocks
1290 VT Low Volatility Global Equity - IB	10/28/2013	7.88	6.56	7.43		7.11
1290 VT Low Volatility Global Equity - K	10/28/2013

Lipper Global Multi-Cap Core Funds		5.31	11.54	9.38		7.75

MSCI ACWI Minimum Volatility (Net) Index		8.63	7.70	8.55		8.28

MSCI ACWI (Net) Index		7.28	13.75	11.64		9.15
1290 VT SmartBeta Equity ESG - IB	10/28/2013	11.58	13.60	12.00		9.89
1290 VT SmartBeta Equity ESG - K	10/28/2013	11.86	13.89	12.29		10.16

Lipper Global Large-Cap Core		6.00	12.49	11.25		8.97

MSCI World (Net) Index		10.12	14.98	12.42		9.88
EQ/Emerging Markets Equity PLUS - IB	2/8/2013	(9.37)	4.72	5.12		1.88
EQ/Emerging Markets Equity PLUS - K	2/8/2013	(9.23)	4.96	5.35		2.12

Lipper Emerging Markets Funds		(14.36)	4.50	5.26		2.81

MSCI Emerging Markets (Gross Dividends) Index		(11.08)	5.31	6.35		3.57
EQ/Global Equity Managed Volatility - IA	10/2/2002	1.94	10.73	9.25	8.21	11.63
EQ/Global Equity Managed Volatility - IB	8/20/1997	1.94	10.72	9.23	8.21	6.47
EQ/Global Equity Managed Volatility - K	8/25/2011	2.24	11.01	9.52	8.48	8.91

Lipper Global Multi-Cap Core Funds		5.31	11.54	9.38	8.78	6.24

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		0.71	7.32	6.16	6.00	N/A

MSCI ACWI (Net) Index		7.28	13.75	11.64	10.00	N/A
EQ/International Core Managed Volatility - IA	3/25/2002	(0.94)	7.15	6.28	4.97	4.81
EQ/International Core Managed Volatility - IB	5/1/1999	(1.02)	7.11	6.28	4.97	3.61
EQ/International Core Managed Volatility - K	8/25/2011	(0.79)	7.37	6.53	5.23	5.32

Lipper International Multi-Cap Core Funds		(0.78)	6.74	6.02	5.72	4.57

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		0.71	7.32	6.16	6.00	N/A

MSCI EAFE Index		1.16	7.78	6.72	6.27	4.27
EQ/International Equity Index - IA	4/3/1995	(0.82)	6.23	5.17	5.14	3.64
EQ/International Equity Index - IB	5/1/1997	(0.74)	6.27	5.19	5.16	2.98
EQ/International Equity Index - K	8/25/2011	(0.60)	6.51	5.44	5.41	5.85

Lipper International Large-Cap Core Funds		(1.80)	6.08	5.21	4.99	5.45

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		0.71	7.32	6.16	6.00	N/A

MSCI EAFE Index		1.16	7.78	6.72	6.27	5.16

1562

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/International Value Managed Volatility - IA	3/25/2002	(3.79)	5.90	4.53	4.37	4.21
EQ/International Value Managed Volatility - IB	5/1/1997	(3.79)	5.87	4.51	4.37	4.82
EQ/International Value Managed Volatility - K	8/25/2011	(3.56)	6.15	4.78	4.63	4.91

Lipper International Large-Cap Core Funds		(1.80)	6.08	5.21	4.99	4.21

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		0.71	7.32	6.16	6.00	N/A

MSCI EAFE Index		1.16	7.78	6.72	6.27	5.03
EQ/Invesco Global - IA	8/31/2006	(4.24)	11.36	11.41	10.28	7.47
EQ/Invesco Global - IB	8/31/2006	(4.24)	11.36	11.40	10.27	7.37

Lipper Global Large-Cap Growth		(1.17)	12.93	12.71	10.98	8.24

MSCI ACWI (Net) Index		7.28	13.75	11.64	10.00	7.08
EQ/Invesco International Growth - IB	10/19/2018	(8.34)	6.39			7.99

Lipper International Large-Cap Growth Funds		(4.19)	8.65			10.11

MSCI ACWI ex USA Growth (Net) Index		(6.16)	9.12			9.99
EQ/Lazard Emerging Markets Equity - IB	10/19/2018	(3.16)	3.34			4.72

Lipper Emerging Markets Funds		(14.36)	4.50			7.37

MSCI Emerging Markets (Net Dividends) Index		(11.37)	4.94			7.11
EQ/MFS International Growth - IA	9/26/2008	(0.30)	9.32	10.31	7.34	7.28
EQ/MFS International Growth - IB	11/18/1994	(0.30)	9.34	10.32	7.34	5.82
EQ/MFS International Growth - K	8/25/2011	(0.08)	9.60	10.59	7.62	8.47

Lipper International Large-Cap Growth Funds		(4.19)	8.65	8.29	6.75	6.75

MSCI ACWI ex USA Growth (Net) Index		(6.16)	9.12	8.60	6.70	N/A
EQ/MFS International Intrinsic Value - IB	10/19/2018	(2.65)	8.67			9.76

Lipper International Multi-Cap Growth Funds		(6.97)	8.42			9.57

MSCI EAFE Index		1.16	7.78			7.54

Investment Grade Bonds
1290 VT DoubleLine Opportunistic Bond - IB	4/30/2015	(3.73)	1.07	1.68		1.73
1290 VT DoubleLine Opportunistic Bond - K	4/30/2015	(3.51)	1.35	1.95		1.98

Lipper Core Plus Bond Funds		(4.34)	2.34	2.52		2.35

Bloomberg U.S. Aggregate Bond Index		(4.15)	1.69	2.14		1.95
EQ/AB Short Duration Government Bond - IB	5/20/2013	(1.84)	0.29	0.60		0.18
EQ/AB Short Duration Government Bond - K	5/20/2013	(1.50)	0.56	0.86		0.42

Lipper Short Investment Grade Debt Funds		(2.73)	0.97	1.26		1.04

ICE BofA 1-year US Treasury Note Index		(0.94)	1.01	1.22		0.84
EQ/Core Bond Index - IA	3/25/2002	(4.66)	0.95	1.24	1.21	2.22
EQ/Core Bond Index - IB	1/1/1998	(4.65)	0.98	1.24	1.22	2.82
EQ/Core Bond Index - K	8/25/2011	(4.43)	1.23	1.51	1.47	1.51

Lipper Core Bond Funds		(4.39)	1.90	2.19	2.32	4.23

Bloomberg U.S. Intermediate Government/Credit Bond Index		(4.10)	1.50	1.81	1.85	4.05

1563

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Franklin Strategic Income - IB	10/19/2018	(3.15)	1.58			2.29

Lipper Global Income Funds		(5.51)	0.30			1.29

Bloomberg U.S. Aggregate Bond Index		(4.15)	1.69			3.07
EQ/Intermediate Government Bond - IA	4/1/1991	(4.46)	0.26	0.60	0.56	3.65
EQ/Intermediate Government Bond - IB	5/1/1997	(4.48)	0.27	0.61	0.56	2.75
EQ/Intermediate Government Bond - K	8/25/2011	(4.23)	0.51	0.85	0.82	0.80

Lipper Intermediate U.S. Government Funds		(3.93)	1.28	1.52	1.39	4.73

Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	4.47
EQ/Long-Term Bond - IB	7/30/2021					(12.21)
EQ/Long-Term Bond - K	7/30/2021					(12.03)

Lipper General Bond Funds						(5.68)

Bloomberg U.S. Long Government/Credit Bond Index						(11.43)
EQ/PIMCO Global Real Return - IB	2/8/2013	4.24	5.18	4.01		3.27
EQ/PIMCO Global Real Return - K	2/8/2013	4.51	5.46	4.27		3.53

Lipper Inflation Protected Bond Funds		3.76	5.54	4.03		2.03

Bloomberg World Government Inflation-linked Bond Index		5.02	5.41	4.56		3.84
EQ/PIMCO Real Return - IB	10/19/2018	4.59	6.27			6.57

Lipper Inflation Protected Bond Funds		3.76	5.54			6.05

Bloomberg U.S. Treasury Inflation-Linked Bond Index		4.29	6.22			6.62
EQ/PIMCO Total Return ESG - IB	10/19/2018	(4.25)	2.02			3.12

Lipper Core Plus Bond Funds		(4.34)	2.34			3.56

Bloomberg U.S. Aggregate Bond Index		(4.15)	1.69			3.07
EQ/PIMCO Ultra Short Bond - IA	3/30/2007	(1.61)	0.41	0.86	0.73	1.45
EQ/PIMCO Ultra Short Bond - IB	1/24/2002	(1.61)	0.41	0.84	0.73	2.07
EQ/PIMCO Ultra Short Bond - K	8/25/2011	(1.38)	0.65	1.09	0.98	0.99

Lipper Ultra-Short Obligations Funds		(1.05)	0.36	0.76	0.40	1.01

ICE BofA US 3-Month Treasury Bill Index		0.06	0.81	1.13	0.63	1.27
EQ/Quality Bond PLUS - IA	10/1/1993	(4.72)	0.74	1.02	1.03	3.31
EQ/Quality Bond PLUS - IB	7/8/1998	(4.62)	0.79	1.02	1.03	2.63
EQ/Quality Bond PLUS - K	4/17/2014	(4.38)	1.03	1.29		1.39

Lipper Core Bond Funds		(4.39)	1.90	2.19	2.32	4.60

Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	3.93
Multimanager Core Bond - IA	12/31/2001	(4.47)	1.16	1.56	1.68	3.48
Multimanager Core Bond - IB	12/31/2001	(4.36)	1.19	1.58	1.69	3.36
Multimanager Core Bond - K	8/25/2011	(4.13)	1.44	1.83	1.95	2.07

Lipper Core Bond Funds		(4.39)	1.90	2.19	2.32	3.86

Bloomberg U.S. Aggregate Bond Index		(4.15)	1.69	2.14	2.24	3.96

High Yield
1290 VT High Yield Bond - IB	2/8/2013	(0.43)	4.02	4.09		4.28
1290 VT High Yield Bond - K	2/8/2013	(0.20)	4.27	4.37		4.54

Lipper High Yield Funds		0.03	4.09	4.06		4.31

ICE BofA US High Yield Index		(0.29)	4.40	4.56		5.04

1564

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

Money Market
EQ/Money Market - IA	7/13/1981	0.16	0.49	0.70	0.35	3.90
EQ/Money Market - IB	10/2/1996	0.16	0.49	0.70	0.35	1.78

Lipper U.S. Government Money Market Funds		0.02	0.49	0.72	0.37	3.69

ICE BofA US 3-Month Treasury Bill Index		0.06	0.81	1.13	0.63	4.09

EQ Tactical Manager Portfolios
EQ/2000 Managed Volatility - IB	10/29/2009	(6.81)	10.88	8.83	10.13	10.65
EQ/2000 Managed Volatility - K	8/25/2011	(6.60)	11.15	9.10	10.41	11.44

Lipper Small-Cap Core Funds		1.13	12.25	8.98	10.59	12.07

Russell 2000 Index		(5.79)	11.74	9.74	11.04	12.27
EQ/400 Managed Volatility - IB	10/29/2009	2.79	13.10	9.97	11.04	11.58
EQ/400 Managed Volatility - K	8/25/2011	3.03	13.38	10.24	11.32	12.28

Lipper Small-Cap Core Funds		1.13	12.25	8.98	10.59	12.07

S&P MidCap 400 Index		4.59	14.14	11.10	12.20	13.46
EQ/500 Managed Volatility - IB	10/29/2009	14.03	17.59	14.51	13.35	12.77
EQ/500 Managed Volatility - K	8/25/2011	14.33	17.88	14.80	13.63	14.52

Lipper Large-Cap Core Funds		12.69	16.78	14.30	13.30	13.57

S&P 500 Index		15.65	18.92	15.99	14.64	14.62
EQ/International Managed Volatility - IB	10/29/2009	(1.02)	6.41	5.57	5.07	3.93
EQ/International Managed Volatility - K	8/25/2011	(0.78)	6.69	5.83	5.34	5.45

Lipper International Multi-Cap Core Funds		(0.78)	6.74	6.02	5.72	5.60

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		0.71	7.32	6.16	6.00	5.13

MSCI EAFE Index		1.16	7.78	6.72	6.27	5.63
ATM International Managed Volatility - K	8/25/2011	(0.92)	6.47	5.71	5.27	5.25

Lipper International Multi-Cap Core Funds		(0.78)	6.74	6.02	5.72	5.76

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		0.71	7.32	6.16	6.00	6.44

MSCI EAFE Index		1.16	7.78	6.72	6.27	6.72
ATM Large Cap Managed Volatility - K	8/25/2011	14.02	17.59	14.51	13.46	14.23

Lipper Large-Cap Core Funds		12.69	16.78	14.30	13.30	14.04

S&P 500 Index		15.65	18.92	15.99	14.64	16.01
ATM Mid Cap Managed Volatility - K	8/25/2011	2.62	13.20	10.08	11.22	12.03

Lipper Small-Cap Core Funds		1.13	12.25	8.98	10.59	11.48

S&P MidCap 400 Index		4.59	14.14	11.10	12.20	13.69
ATM Small Cap Managed Volatility - K	8/25/2011	(6.42)	10.95	8.91	10.37	11.22

Lipper Small-Cap Core Funds		1.13	12.25	8.98	10.59	11.48

Russell 2000 Index		(5.79)	11.74	9.74	11.04	12.67

1565

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

EQ Allocation Portfolios
EQ/All Asset Growth Allocation - IA	10/29/2009	2.50	8.94	7.86	6.77	7.38
EQ/All Asset Growth Allocation - IB	8/1/1988	2.49	8.95	7.86	6.77	8.60
EQ/All Asset Growth Allocation - K	8/28/2012	2.72	9.22	8.13		7.43

Lipper Alternative Other Funds		0.83	6.38	5.76	5.10	5.37

EQ/All Asset Growth Allocation Index		3.01	8.58	7.44	7.17	N/A
EQ/Ultra Conservative Strategy - IB	9/28/2011	(3.54)	1.59	1.58	1.50	1.57

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.30)	5.39	5.02	4.87	5.47

90% BB U.S. Intmd Govt Bd / 1.5% MSCI EAFE / 1.5% S&P 400 / 5.5% S&P 500 / 1.5% Russell 2000		(2.91)	2.59	2.60	2.46	2.59
EQ/Conservative Strategy - IB	4/30/2009	(3.12)	3.02	2.87	2.73	3.54

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.30)	5.39	5.02	4.87	6.38

66% BB U.S. Intmd Govt Bd / 3% MSCI EAFE / 3% S&P 400 / 11% S&P 500 / 3% Russell 2000 / 14% ICE BofA US 3-Mo T Bill		(1.05)	4.08	3.81	3.54	4.22
EQ/Conservative Growth Strategy - IB	4/30/2009	(0.94)	5.90	5.17	4.90	5.79

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.30)	5.39	5.02	4.87	6.38

50% BB U.S. Intmd Govt Bd / 7% MSCI EAFE / 7% S&P 400 / 19% S&P 500 / 7% Russell 2000 / 10% ICE BofA US 3-Mo T Bill		0.86	6.90	6.05	5.74	6.70
EQ/Balanced Strategy - IB	4/30/2009	0.22	7.36	6.31	5.97	6.81

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16	7.14	8.85

42% BB U.S. Intmd Govt Bd / 8% MSCI EAFE / 8% S&P 400 / 26% S&P 500 / 8% Russell 2000 / 8% ICE BofA US 3-Mo T Bill		2.25	8.47	7.33	6.95	8.02
EQ/Moderate Growth Strategy - IB	4/30/2009	1.33	8.80	7.46	7.05	8.06

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16	7.14	8.85

33% BB U.S. Intmd Govt Bd / 10% MSCI EAFE / 10% S&P 400 / 30% S&P 500 / 10% Russell 2000 / 7% ICE BofA US 3-Mo T Bill		3.24	9.81	8.40	8.02	9.21
EQ/Growth Strategy - IA	9/11/2009	2.51	10.26	8.59	8.13	8.06
EQ/Growth Strategy - IB	4/30/2009	2.50	10.25	8.59	8.13	9.00

Lipper Mixed-Asset Target Allocation Growth Funds		3.69	9.81	8.53	8.31	10.25

25% BB U.S. Intmd Govt Bd / 12% MSCI EAFE / 12% S&P 400 / 34% S&P 500 / 12% Russell 2000 / 5% ICE BofA US 3-Mo T Bill		4.18	11.12	9.44	9.08	10.40
EQ/Aggressive Growth Strategy - IB	4/12/2012	3.76	11.65	9.69		9.44

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		4.48	11.55	10.05		9.50

17% BB U.S. Intmd Govt Bd / 13% MSCI EAFE / 13% S&P 400 / 41% S&P 500 / 13% Russell 2000 / 3% ICE BofA US 3-Mo T Bill		5.57	12.63	10.66		10.45

1566

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
1290 VT DoubleLine Dynamic Allocation - IB	8/29/2012	3.27	9.02	7.32		6.39
1290 VT DoubleLine Dynamic Allocation - K	8/29/2012	3.41	9.27	7.58		6.65

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16		7.24

60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index		7.50	12.14	10.59		9.98
1290 VT Moderate Growth Allocation - IB	1/31/2019	2.69	7.16			7.99

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04			8.65

40% BB U.S. Credit Corporate 5-10 Year Index / 18% MSCI EAFE Index / 5% S&P MidCap 400 Index / 35% S&P 500 Index / 2% Russell 2000 Index		3.74	10.27			11.00
EQ/AB Dynamic Moderate Growth - IB	2/18/2011	3.06	6.19	5.62	5.68	5.30

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16	7.14	6.94

40% BB U.S. Intmd Govt Bd Index / 18% MSCI EAFE Index / 4% S&P MidCap 400 Index / 34% S&P 500 Index / 4% Russell 2000 Index		3.70	9.57	8.27	7.73	7.31

S&P 500 Index		15.65	18.92	15.99	14.64	13.81

Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	1.71
EQ/AB Dynamic Growth - IB	4/30/2015	4.45	7.04	6.30		5.15

Lipper Mixed-Asset Target Allocation Growth Funds		3.69	9.81	8.53		7.22

30% BB U.S. Intmd Govt Bd Index / 21% MSCI EAFE Index / 4% S&P MidCap 400 Index / 41% S&P 500 Index / 4% Russell 2000 Index		5.23	10.99	9.43		8.08

S&P 500 Index		15.65	18.92	15.99		14.02

Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34		1.20
EQ/AB Dynamic Aggressive Growth - IB	11/13/2017	5.50	7.67			5.92

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		4.48	11.55			9.06

20% BB U.S. Intmd Govt Bd Index / 24% MSCI EAFE Index / 5% S&P MidCap 400 Index / 46% S&P 500 Index / 5% Russell 2000 Index		6.44	12.28			9.90

S&P 500 Index		15.65	18.92			15.73

Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03			1.37
EQ/American Century Moderate Growth Allocation - IB	1/31/2019	0.43	5.34			6.28

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04			8.65

40% BB U.S. Credit Corporate 5-10 Year Index / 18% MSCI EAFE Index / 3% S&P MidCap 400 Index / 36% S&P 500 Index / 3% Russell 2000 Index		3.74	10.29			11.02
EQ/AXA Investment Managers Moderate Allocation - IB	1/31/2019	0.86	5.59			6.29
EQ/AXA Investment Managers Moderate Allocation - K	1/31/2019	1.08	5.82			6.54

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04			8.65

45% BB U.S. Credit Corporate 5-10 Year Index / 13% MSCI EAFE Index / 5% S&P MidCap 400 Index / 33% S&P 500 Index / 4% Russell 2000 Index		3.01	9.90			10.62

1567

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/First Trust Moderate Growth Allocation - IB	1/31/2019	0.26	6.56			7.34

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04			8.65

40% BB U.S. Credit Corporate 5-10 Year Index / 11.66% MSCI EAFE Index / 11.67% S&P MidCap 400 Index / 25% S&P 500 Index / 11.67% Russell 2000 Index		1.90	10.08			10.76
EQ/Franklin Moderate Allocation - IB	2/19/2016	(0.55)	4.12	3.95		4.92

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16		8.13

45% BB U.S. Treasury 3-7 Year Index / 26.5% MSCI EAFE Index / 7.5% S&P MidCap 400 Index / 17% S&P 500 Index / 4% Russell 2000 Index		0.69	7.67	6.69		7.54
EQ/Franklin Growth Allocation - IB	1/31/2019	1.82	5.47			6.33

Lipper Mixed-Asset Target Allocation Growth Funds		3.69	9.81			10.40

35% Bloomberg U.S. Credit Corporate 5-10 Year Index / 65% MSCI World (Net) Index		4.83	10.87			11.60
EQ/Goldman Sachs Moderate Growth Allocation - IB	4/30/2015	1.99	6.08	5.48		4.80

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16		6.10

60% MSCI World 100% Hedged to USD (Net) Index / 40% Bloomberg U.S. Treasury 7-10 Year Index		5.43	11.45	8.84		7.47
EQ/Goldman Sachs Growth Allocation - IB	1/31/2019	3.07	6.94			7.94

Lipper Mixed-Asset Target Allocation Growth Funds		3.69	9.81			10.40

30% Bloomberg U.S. Credit Corporate 5-10 Year Index / 70% MSCI World 100% Hedged to USD (Net) Index		6.74	11.86			12.75
EQ/Invesco Moderate Allocation - IB	4/30/2015	0.99	6.10	5.17		4.10

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16		6.10

50% BB U.S. Intmd Govt Bd Index / 20% MSCI EAFE Index / 3.5% S&P MidCap 400 Index / 23% S&P 500 Index / 3.5% Russell 2000 Index		1.64	7.65	6.70		5.70
EQ/Invesco Moderate Growth Allocation - IB	1/31/2019	2.04	7.38			8.12

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04			8.65

40% BB U.S. Credit Corporate 5-10 Year Index / 24% MSCI EAFE Index / 4% S&P MidCap 400 Index / 28% S&P 500 Index / 4% Russell 2000 Index		2.59	9.54			10.25
EQ/JPMorgan Growth Allocation - IB	11/13/2017	2.63	8.24			6.29

Lipper Mixed-Asset Target Allocation Growth Funds		3.69	9.81			7.80

65% MSCI World 100% Hedged to USD (Net) Index / 35% Bloomberg U.S. Intermediate Treasury Index		6.15	10.68			8.80

1568

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2022 (UNAUDITED)

At an in-person meeting held on December 14-15, 2022, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the New Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a proposal from Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, to: (1) appoint FIAM LLC (“FIAM” or the “New Sub-Adviser”) as a sub-adviser to a portion of the Active Allocated Portion of the Multimanager Technology Portfolio (the “Portfolio”) (the “FIAM Allocated Portion”); and (2) approve an amended and restated investment sub-advisory agreement between EIM and FIAM with respect to the Portfolio. In this regard, the Board noted that FIAM currently serves as the investment sub-adviser with respect to another portfolio of the Trust pursuant to an existing investment sub-advisory agreement between EIM and FIAM dated July 16, 2020, with respect to that portfolio, and that the Portfolio would be added, by amendment and restatement, to that agreement (“New Agreement”).

At that same meeting, the Board also considered that, if appointed, FIAM would enter into an investment sub-sub-advisory agreement with FIL Investment Advisors (“FIA”), pursuant to which FIAM may delegate certain of its investment advisory services to FIA, and that FIA, in turn, would enter into an investment sub-sub-sub-advisory agreement with its affiliate FIL Investment Advisors (UK) Limited (“FIA (UK)”), pursuant to which FIA, in turn, may delegate certain of its investment advisory services to FIA (UK). Thus, in connection with the appointment of FIAM, the Board, including the Independent Trustees, also considered and unanimously approved the Adviser’s proposal to: (1) appoint FIA and FIA (UK) as Sub-Sub-Adviser and Sub-Sub-Sub-Adviser, respectively, with respect to the FIAM Allocated Portion; (2) approve a new investment sub-sub-advisory agreement between FIAM and FIA; and (3) approve a new investment sub-sub-sub-advisory agreement between FIA and FIA (UK). The Board noted that, subject to FIAM’s oversight and supervision, FIA and FIA (UK) would be responsible for providing discretionary investment advisory services with respect to the FIAM Allocated Portion. Except where context dictates otherwise, all references herein to the New Sub-Adviser include FIA and FIA (UK), and all references herein to the New Agreement include the new agreement between FIAM and FIA and the new agreement between FIA and FIA (UK). Pursuant to the New Agreement, the New Sub-Adviser will implement a Global Technology strategy in managing the FIAM Allocated Portion. FIAM, FIA and FIA (UK) are not affiliates of EIM. The New Sub-Adviser became a new sub-adviser to the Portfolio effective on or about February 10, 2023.

In reaching its decision to approve the New Agreement with respect to the Portfolio, the Board considered the overall fairness of the New Agreement and whether the New Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the New Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the New Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee to be paid by the Adviser to FIAM; (4) economies of scale that may be realized by the Portfolio; and (5) “fall-out” benefits that may accrue to the New Sub-Adviser and its affiliates (i.e., indirect benefits that the New Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry). In considering the New Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and the New Sub-Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the services to be provided by the New Sub-Adviser, as well as the New Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board considered that the Adviser had conducted extensive due diligence on the New Sub-Adviser from an investment management, operational and compliance perspective, and the Board had received materials including the Adviser’s due diligence questionnaire indicating the New Sub-Adviser’s responses to the Adviser’s due

1569

diligence questions. The Board also noted the Adviser’s familiarity with FIAM’s operational and compliance structure as FIAM currently serves as an investment sub-adviser with respect to another portfolio of the Trust. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the New Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the New Agreement and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the New Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the New Agreement.

The Board noted that it had most recently considered and approved the existing investment sub-advisory agreement between the Adviser and FIAM with respect to another portfolio of the Trust at a meeting held on July 12-13, 2022, in connection with the annual renewal of the agreement. In connection with its approval of the New Agreement between the Adviser and FIAM with respect to the Portfolio, the Board considered its conclusions in connection with its prior approval of the existing investment sub-advisory agreement between the Adviser and FIAM with respect to that other portfolio of the Trust, including its satisfaction with the nature and quality of services being provided to that other portfolio by FIAM. The Board also noted that the terms of the New Agreement are materially identical to the terms of the existing investment sub-advisory agreement, except as to the effective date, the addition of the Portfolio as a sub-advised portfolio, and the addition of the compensation to be paid by the Adviser to FIAM with respect to the FIAM Allocated Portion of the Portfolio.
In approving the New Agreement, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed sub-advisory fee was fair and reasonable and that the approval of the New Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the New Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality, and extent of the overall services to be provided to the Portfolio and its investors by the New Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered the New Sub-Adviser’s responsibilities with respect to the Portfolio (or the allocated portion thereof) pursuant to the New Agreement, and FIAM’s experience in serving as an investment sub-adviser for another portfolio of the Trust. The Board considered that the New Sub-Adviser, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Portfolio (or the allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio (or the allocated portion thereof); and performing certain related administrative functions. The Board also reviewed information regarding the New Sub-Adviser’s processes for selecting investments for the Portfolio (or the allocated portion thereof), as well as information regarding the qualifications and experience of the New Sub-Adviser’s portfolio manager who would provide services to the Portfolio (or the allocated portion thereof). The Board also considered information regarding the New Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio (or the allocated portion thereof), and the New Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the New Sub-Adviser’s trading experience and how the New Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio (or the allocated portion thereof). In this regard, the Board noted that, subject to FIAM’s oversight and supervision, FIA and FIA (UK) would be responsible for providing discretionary investment advisory services with respect to the Portfolio (or the allocated portion thereof). The Board also noted that the Adviser would continue to conduct regular periodic reviews of the New Sub-Adviser and its operations in regard to the Portfolio, including regarding investment processes and organizational and staffing matters. The Board also considered information about the impact of the coronavirus pandemic on the New Sub-Adviser’s operations and its ability to provide services to the Portfolio (or the allocated portion thereof).

The Board also factored into its review its familiarity with FIAM’s compliance program, policies and procedures. The Board also considered that the Trust’s compliance team and the Adviser had performed due diligence on the New Sub-Adviser, and that the New Sub-Adviser had provided relevant information about its operations, compliance, and cybersecurity procedures. The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the New Sub-Adviser’s compliance programs, policies and procedures, and certifications

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that they were consistent with applicable legal standards. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the New Sub-Adviser and reviewed information regarding the New Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio (or the allocated portion thereof).

The Board also received and reviewed performance data for a Global Technology composite consisting of all accounts that the New Sub-Adviser advises or sub-advises with investment objectives, policies and strategies similar to those proposed for the FIAM Allocated Portion, as compared to an appropriate benchmark and peer group. The Board generally considered longer-term performance to be more important than shorter-term performance. The Board also considered the Adviser’s representation that the Global Technology strategy would be a good complement to other strategies utilized in the Portfolio with respect to the construction of the overall Portfolio. The Board also considered the New Sub-Adviser’s expertise, resources, and personnel for advising the FIAM Allocated Portion. The Board also noted the New Sub-Adviser’s statement that it does not currently advise or sub-advise other U.S. registered mutual funds with investment objectives, policies and strategies similar to those proposed for the FIAM Allocated Portion.

Based on its review, the Board determined that the nature, quality, and extent of the overall services to be provided by the New Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the New Agreement.

Expenses

The Board also considered the proposed sub-advisory fee for FIAM in light of the nature, quality, and extent of the overall services to be provided. In addition, the Board considered the relative levels of the sub-advisory fee to be paid by the Adviser to FIAM with respect to the FIAM Allocated Portion and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the Adviser and not delegated to or assumed by FIAM. The Board noted that the Adviser, and not the Portfolio, would pay FIAM and that the proposed sub-advisory fee was negotiated between FIAM and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with FIAM is reasonable in light of the nature, quality, and extent of the investment sub-advisory services to be provided. The Board acknowledged that, because the proposed sub-advisory fee would be paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. Based on its review, the Board determined that the proposed sub-advisory fee for FIAM is fair and reasonable. The Board also noted that FIAM, in turn, would pay FIA for the services that FIA provides to the FIAM Allocated Portion, and FIA, in turn, would pay FIA (UK) for the services that FIA (UK) provides to the FIAM Allocated Portion. The Board further noted that the appointment of the New Sub-Adviser would not result in a change in the investment advisory fee paid by the Portfolio to the Adviser.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the Adviser’s profitability with respect to the Portfolio. In this regard, the Board noted that the appointment of the New Sub-Adviser is expected to have a positive impact on the Adviser’s annual profitability at the Portfolio’s then current asset levels. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the New Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to FIAM is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and FIAM based on the particular circumstances for each of them. The Board noted again that FIAM’s fee would be paid by the Adviser and not the Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule for the FIAM Allocated Portion. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule includes breakpoints that would reduce the sub-advisory fee rate as Portfolio assets under FIAM’s management increase above certain levels. In this regard,

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the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the New Sub-Adviser, including the following. The Board considered that the New Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and the New Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers to the Portfolio. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the New Sub-Adviser are fair and reasonable.

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Federal Income Tax Information (Unaudited)

For the year ended December 31, 2022, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/All Asset Growth Allocation	38.67%	$8,679	$585,935	$31,264,361
EQ/Ultra Conservative Strategy	12.14	68,988	517,121	17,038,447
EQ/Conservative Strategy	20.38	35,247	264,206	18,436,081
EQ/Conservative Growth Strategy	40.71	125,339	939,517	64,107,498
EQ/Balanced Strategy	46.63	450,972	3,380,395	146,148,599
EQ/Moderate Growth Strategy	62.51	911,215	6,830,293	434,531,265
EQ/Growth Strategy	75.11	862,954	6,468,534	357,021,426
EQ/Aggressive Growth Strategy	89.21	1,008,120	7,556,673	374,914,946
Equitable Conservative Growth MF/ETF	1.83	—	—	1,544,558
Equitable Moderate Growth MF/ETF	15.15	—	—	—
Equitable Growth MF/ETF	26.81	—	—	—
1290 VT Moderate Growth Allocation	16.06	27,746	311,058	920,197
1290 VT Multi-Alternative Strategies	0.71	—	—	151,469
1290 VT Convertible Securities	1.76	—	—	20,815
1290 VT DoubleLine Opportunistic Bond	0.00	—	—	588,736
1290 VT Equity Income	100.00	—	—	28,562,460
1290 VT GAMCO Mergers & Acquisitions	100.00	—	—	5,362,913
1290 VT GAMCO Small Company Value	100.00	—	—	154,936,909
1290 VT High Yield Bond	0.00	—	—	—
1290 VT Micro Cap	100.00	—	—	4,440,625
1290 VT Natural Resources	42.08	—	1,117,103	—
1290 VT Real Estate	5.13	—	—	—
1290 VT Small Cap Value	100.00	—	—	33,401,661
1290 VT SmartBeta Equity ESG	77.72	—	—	4,369,940
1290 VT Socially Responsible	100.00	—	—	1,149,491
ATM Large Cap Managed Volatility	100.00	—	—	140,887,125
ATM Mid Cap Managed Volatility	93.93	—	—	7,955,993
ATM Small Cap Managed Volatility	99.58	—	—	18,012,167
ATM International Managed Volatility	0.00	658,849	42,186,620	—
EQ/500 Managed Volatility	100.00	—	—	419,264,744
EQ/400 Managed Volatility	100.00	—	—	21,932,284
EQ/2000 Managed Volatility	96.41	—	—	65,472,776
EQ/International Managed Volatility	0.00	4,147,468	63,672,466	13,421,618
EQ/AB Dynamic Aggressive Growth	100.00	—	—	1,572,477
EQ/AB Dynamic Growth	8.87	—	—	11,414,711
EQ/AB Dynamic Moderate Growth	35.74	—	—	32,228,884
EQ/AB Short Duration Government Bond	0.00	—	—	—
EQ/AB Small Cap Growth	100.00	—	—	73,877,015
EQ/AB Sustainable U.S. Thematic	100.00	—	—	—
EQ/American Century Mid Cap Value	42.12	—	—	49,649,565
EQ/American Century Moderate Growth Allocation	7.61	32,400	355,860	1,236,828
EQ/Capital Group Research	100.00	—	—	59,747,432
EQ/ClearBridge Large Cap Growth ESG	100.00	—	—	46,079,300
EQ/ClearBridge Select Equity Managed Volatility	100.00	—	—	1,868,746
EQ/Common Stock Index	100.00	—	—	340,394,545
EQ/Core Bond Index	0.00	—	—	14,070,160

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Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Emerging Markets Equity PLUS	0.00%	$—	$—	$3,902,648
EQ/Equity 500 Index	100.00	—	—	114,161,616
EQ/Fidelity Institutional AM® Large Cap	100.00	—	—	49,882,286
EQ/Franklin Moderate Allocation	35.07	—	—	2,296
EQ/Franklin Rising Dividends	100.00	—	—	3,839,813
EQ/Franklin Small Cap Value Managed Volatility	100.00	—	—	9,294,288
EQ/Global Equity Managed Volatility	69.66	—	—	41,503,432
EQ/Goldman Sachs Growth Allocation	24.29	—	—	899,927
EQ/Goldman Sachs Mid Cap Value	100.00	—	—	13,546,085
EQ/Goldman Sachs Moderate Growth Allocation	94.51	—	—	—
EQ/Intermediate Government Bond	0.00	—	—	6,231,189
EQ/International Core Managed Volatility	0.00	—	—	10,025,893
EQ/International Equity Index	0.00	—	—	—
EQ/International Value Managed Volatility	0.00	—	—	7,658,052
EQ/Invesco Comstock	100.00	—	—	23,809,733
EQ/Invesco Global	0.00	—	—	11,153,202
EQ/Invesco Global Real Assets	9.85	—	—	1,449,808
EQ/Invesco Moderate Allocation	100.00	—	—	—
EQ/Invesco Moderate Growth Allocation	41.05	—	—	—
EQ/Janus Enterprise	100.00	—	—	89,619,148
EQ/JPMorgan Growth Allocation	0.00	—	—	1,173,464
EQ/JPMorgan Value Opportunities	100.00	—	—	71,822,441
EQ/Large Cap Core Managed Volatility	100.00	—	—	162,317,684
EQ/Large Cap Growth Index	100.00	—	—	129,470,337
EQ/Large Cap Growth Managed Volatility	100.00	—	—	491,051,673
EQ/Large Cap Value Index	100.00	—	—	13,364,992
EQ/Large Cap Value Managed Volatility	100.00	—	—	134,047,126
EQ/Lazard Emerging Markets Equity	0.00	—	—	2,048,279
EQ/Long-Term Bond	0.00	—	—	—
EQ/Loomis Sayles Growth	0.00	—	—	78,404,045
EQ/MFS International Growth	0.72	276,317	22,099,666	47,652,502
EQ/MFS International Intrinsic Value	10.17	2,007,781	13,449,340	37,062,443
EQ/MFS Mid Cap Focused Growth	0.00	—	—	841,175
EQ/MFS Technology	100.00	—	—	14,788,630
EQ/MFS Utilities Series	38.39	—	—	7,056,314
EQ/Mid Cap Index	100.00	—	—	139,089,789
EQ/Mid Cap Value Managed Volatility	100.00	—	—	42,362,433
EQ/Money Market	0.00	—	—	—
EQ/Morgan Stanley Small Cap Growth	100.00	—	—	2,088,637
EQ/PIMCO Global Real Return	0.00	—	—	—
EQ/PIMCO Real Return	0.00	—	—	—
EQ/PIMCO Total Return ESG	0.00	—	—	—
EQ/PIMCO Ultra Short Bond	0.00	—	—	—
EQ/Quality Bond PLUS	0.00	—	—	—
EQ/Small Company Index	100.00	—	—	43,783,148
EQ/T. Rowe Price Growth Stock	100.00	—	—	48,878,994
EQ/T. Rowe Price Health Sciences	0.00	—	—	4,260,093
EQ/Value Equity	91.31	—	—	22,008,897
EQ/Wellington Energy	49.35	—	—	—
Multimanager Aggressive Equity	100.00	—	—	176,300,499
Multimanager Core Bond	0.00	—	—	—
Multimanager Technology	65.92	—	—	122,931,736

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MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, NY 10104 (1958)	Trustee and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from December 2002 to present; Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, EIM; from July 2021 to present, Chairman of the Board, Chief Executive Officer and President, Equitable Investment Management, LLC; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to November 2021, Managing Director, Equitable Financial.	125	None.
Independent Trustees
Mark A. Barnard c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1949)	Trustee	From April 2017 to present	Retired. Previously, Managing Director — Private Investments, Howard Hughes Medical Institute, 2001 to 2016 (and, prior thereto, Director of Private Investments from 1998 to 2001, and Manager of Private Investments from 1995 to 1998).	125	None.
Thomas W. Brock c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1947)	Trustee	From January 2016 to present	Retired. Previously, Director, President and Chief Executive Officer of Silver Bay Realty Trust Corp., June 2016 to May 2017 (and, prior thereto, Director and interim President and Chief Executive Officer from January 2016 to June 2016); Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners, 2006 to 2012.	125	Liberty All-Star Funds (2)

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Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (Continued)
Michael B. Clement c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (1957)	Trustee	From January 2019 to present	Professor of Accounting, University of Texas, from 1997 to 2002 and from 2004 to present (Department of Accounting Chair from 2018 to 2022); Visiting Professor, Harvard Business School, 2023 to present.	125	New York Mortgage Trust
Donald E. Foley c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1951)	Trustee	From January 2014 to present	Retired. Previously, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation, 2010 to 2011; Senior Vice President, Treasurer and Director of Tax, ITT Corporation, 1996 to 2010.	125	BioSig Technologies, Inc.; Wilmington Funds (12)
H. Thomas McMeekin c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1953)	Trustee	From January 2014 to present	Managing Partner and Founder, Griffin Investments, LLC, 2000 to present; CEO of Blue Key Services, LLC., 2015 to present; previously, Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management, 2009 to 2012.	125	Blue Key Services, LLC; Achaean Financial Group
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1953)	Chairman of the Board	From May 2000 to present, Independent Trustee; from September 2011 through September 2017, Lead Independent Trustee; and from October 1, 2017 to present, Chairman of the Board.	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	125	Blackstone Funds (4)
Kathleen Stephansen c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (1954)	Trustee	From January 2019 to present	Senior Economist, Haver Analytics, 2019 to present; Senior Economic Advisor, Boston Consulting Group, 2018 to 2019 and in 2016; Chief Economist, Huawei Technologies USA Inc., 2016 to 2018; various positions at American International Group, including Chief Economist and Senior Managing Director and Senior Investment Strategies and Global Head of Sovereign Research — AIG Asset Management from 2010 to 2016.	125	None.

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Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (Continued)
Patricia M. Haverland c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (1956)	Trustee	April 2022 to present	Retired. Previously, Vice President and Chief Investment Officer North America Pensions, SIEMENS, 2009 to 2018.	125	None
Jeffery S. Perry c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1965)	Trustee	April 2022 to present	Founder and Chief Executive Officer, Lead Mandates LLC (business and leadership advisory firm). Retired, Global Client Service Partner, Ernst & Young LLP, 2004 to 2020.	125	Fortune Brands Innovations, Inc.; MasterBrand, Inc.

*	Affiliated with the Manager and/or Distributor
**

Each Trustee serves during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. The Board has adopted a policy that currently provides that each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years. The Trust’s retirement policy is subject to periodic review by the Trust’s Governance Committee, which may recommend for Board approval any changes to the policy that it determines to be appropriate.

†	The registered investment companies in the fund complex include the Trust, EQ Premier VIP Trust, and 1290 Funds.

Additional information about the Trustees is available in the Portfolios’ Statement of Additional Information, which can be obtained, without charge, by calling 1-877-222-2144.

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The Trust’s Officers

No officer of the Trust, other than the Chief Compliance Officer, receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable Financial, EIM, and/or Equitable Distributors. The Trust’s principal officers are:

Name, Year of Birth and Address*	Position(s) Held With the Trust**	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven M. Joenk (1958)	Trustee and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; and Chairman of the Board from September 2004 through September 2017	Chairman of the Board and Chief Executive Officer (May 2011 to present) and President (May 2011 to November 2021) of EIM; Chairman of the Board and Chief Executive Officer of Equitable Investment Management, LLC (January 2023 to present); Senior Vice President and Chief Investment Officer of AXA Financial, Inc. (April 2017 to 2019); and Chief Investment Officer (April 2017 to present) and employee (September 1999 to present) of Equitable Financial.
Brian Walsh (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	Director (February 2011 to present) and Senior Vice President (May 2011 to present) of EIM; Senior Vice President of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (February 2003 to present) of Equitable Financial.
Joseph J. Paolo (1970)	Chief Compliance Officer, Vice President and Anti- Money Laundering Compliance Officer	Chief Compliance Officer from May 2007 to present, Vice President and Anti-Money Laundering Compliance Officer from November 2005 to present	Chief Compliance Officer (June 2007 to present) and Senior Vice President (May 2011 to present) of EIM; Vice President and Chief Compliance Officer of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (June 2007 to present) of Equitable Financial.
Kenneth Kozlowski (1961)	Senior Vice President and Chief Investment Officer	Vice President from June 2010 to June 2016; Senior Vice President and Chief Investment Officer from June 2016 to present	Executive Vice President and Chief Investment Officer (June 2012 to present) and Director (May 2017 to present) of EIM; Executive Vice President of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (February 2001 to present) of Equitable Financial.
Alwi Chan (1974)	Vice President and Deputy Chief Investment Officer	Vice President from June 2007 to present; Deputy Chief Investment Officer from June 2016 to present	Senior Vice President and Deputy Chief Investment Officer of EIM (June 2012 to present); and employee of Equitable Financial (June 1999 to present).
Michal Levy (1979)	President	From February 2023 to present	Director (December 2014 to present), President (December 2021 to present), and Chief Operating Officer (March 2017 to present) of EIM; Executive Vice President and Chief Operating Officer of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (October 2011 to present) of Equitable Financial.
James Chen (1988)	Vice President and Director of Risk	From August 2022 to present	Vice President of EIM (July 2022 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (2015 to present).
James Kelly (1968)	Controller	From June 2007 to present	Vice President of EIM (May 2011 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (September 2008 to present).

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Name, Year of Birth and Address*	Position(s) Held With the Trust**	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew Houston (1990)	Vice President	From September 2022 to present	Vice President of EIM (July 2022 to present), Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (2017 to present).
Miao Hu (1978)	Vice President	From June 2016 to present	Assistant Portfolio Manager (May 2016 to present) and Vice President (June 2016 to present) of EIM; and employee of Equitable Financial (November 2013 to present).
Kevin McCarthy (1983)	Vice President	From September 2019 to present	Assistant Portfolio Manager (December 2018 to present) and Vice President (July 2022) of EIM; and employee of Equitable Financial (August 2015 to present).
Xavier Poutas (1977)	Vice President	From June 2016 to present	Assistant Portfolio Manager (May 2011 to present) and Vice President (June 2016 to present) of EIM; and employee of Equitable Financial (August 2002 to present).
Maureen E. Kane, Esq. (1962)	Chief Legal Officer, Senior Vice President and Secretary	From November 2022 to present	Executive Vice President, Secretary and General Counsel of EIM (October 2022 to present); Executive Vice President, Secretary and General Counsel of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (February 2019 to present); and Managing Director and Managing Counsel of The Bank of New York Mellon (July 2014 to February 2019).
Kristina B. Magolis, Esq. (1985)	Vice President and Assistant Secretary	From November 2022 to present	Vice President, Assistant Secretary and Associate General Counsel of EIM (October 2022 to present); Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (October 2022 to present); and Vice President, Legal and Compliance, Morgan Stanley Investment Management (August 2017 to September 2022).
Nadia Persaud, Esq. (1977)	Vice President and Assistant Secretary	From December 2021 to present	Vice President, Assistant Secretary and Associate General Counsel of EIM (December 2021 to present); Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (December 2021 to present); Director and Senior Counsel of ICE Data Services (August 2020 to October 2021); Vice President of BlackRock (July 2019 to July 2020); and Vice President and Associate General Counsel of OppenheimerFunds (January 2017 to May 2019).
Artemis Brannigan (1974)	Vice President	From September 2019 to present	Vice President of EIM (August 2019 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (August 2019 to present); and Director of Prudential Financial (January 2016 to July 2019).
Aysha Pride (1988)	Vice President	From August 2022 to present	Vice President of EIM (July 2022 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (2014 to present).
Helen Lai (1973)	Assistant Vice President	From June 2016 to present	Employee of Equitable Financial (March 2013 to present).
Roselle Ibanga (1978)	Assistant Controller	From March 2009 to present	Employee of Equitable Financial (February 2009 to present).
Lisa Perrelli (1974)	Assistant Controller	From March 2009 to present	Employee of Equitable Financial (November 2002 to present).
Jennifer Mastronardi (1985)	Assistant Vice President	From March 2012 to present	Vice President of EIM (April 2015 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (February 2009 to present).

1579

Name, Year of Birth and Address*	Position(s) Held With the Trust**	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Helen Espaillat (1963)	Assistant Secretary	From March 2009 to present	Assistant Vice President and Assistant Secretary of EIM (March 2015 to present); Assistant Vice President and Assistant Secretary of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (July 2004 to present).
Lorelei Fajardo (1978)	Assistant Secretary	From June 2016 to present	Employee of Equitable Financial (July 2013 to present).
Cheryl Cherian (1979)	Assistant Secretary	From June 2019 to present	Employee of Equitable Financial (April 2019 to present); and Compliance Associate at Manifold Fund Advisors (November 2016 to March 2018).
Monica Giron (1976)	Assistant Secretary	From July 2019 to present	Employee of Equitable Financial (June 2019 to present); and Senior Paralegal at Gemini Fund Services (August 2015 to May 2019).

*	The business address of each officer is 1290 Avenue of the Americas, New York, New York 10104.
**	The officers in the table above hold similar positions with EQ Premier VIP Trust and the 1290 Funds, the other registered investment companies in the fund complex.
***	Each officer is elected on an annual basis.

1580

Shareholder Meeting Voting Results (Unaudited)

At a Joint Special Meeting of Shareholders held on September 28, 2022, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Common Stock Index Portfolio, a series of EQ Advisors Trust (the “Trust”). The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions

1290 VT Low Volatility Global Equity Portfolio	316,593.769	1,893.264	8,294.198

At a Joint Special Meeting of Shareholders held on September 28, 2022, shareholders of the Portfolio listed below approved a Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/JPMorgan Growth Allocation Portfolio, a series of the Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions

EQ/Franklin Growth Allocation Portfolio	6,033,086.635	54,106.286	565,732.247

At a Joint Special Meeting of Shareholders held on September 28, 2022, shareholders of the Portfolio listed below approved a Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Invesco Moderate Growth Allocation Portfolio, a series of the Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions

EQ/First Trust Moderate Growth Allocation Portfolio	8,343,691.258	141,977.929	615,996.000

At a Joint Special Meeting of Shareholders held on September 28, 2022, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the 1290 VT Moderate Growth Allocation Portfolio, a series of the Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions

EQ/AXA Investment Managers Moderate Allocation Portfolio	3,796,715.711	252,064.043	0.000

At a Joint Special Meeting of Shareholders held on September 28, 2022, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/MFS International Growth Portfolio, a series of the Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions

EQ/Invesco International Growth Portfolio	4,340,456.166	232,599.491	193,523.634

At a Joint Special Meeting of Shareholders held on September 28, 2022, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Core Plus Bond Portfolio, a series of the EQ Premier VIP Trust. The shareholder voting results were as follows:

Portfolio	Votes For	Votes Against	Abstentions

EQ/Franklin Strategic Income Portfolio	9,306,793.015	401,956.367	243,166.285

1581

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data including information about a Portfolio’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on November 14-15, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Portfolios’ liquidity developments.

During the period covered by this report, the Program supported the Portfolios’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information about the Portfolio’s exposure to liquidity risk and other risks.

1582

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of December 31, 2022. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov

1583

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2022 were $4,245,402 and for fiscal year 2021 were $4,226,860.

(b)	Audit-Related Fees for fiscal year 2022 were $39,000 and for fiscal year 2021 were $19,500.

(c)	Tax Fees for fiscal year 2022 were $1,010,115 and for fiscal year 2021 were $1,889,038. Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2022 were $488,000 and for fiscal year 2021 were $139,500.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2022: $5,565,947

For fiscal year 2021: $4,256,077

(h)

The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-advisers whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

March 3, 2023

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer

March 3, 2023